UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company
100 Summer Street, 4th Floor, Boston, MA 02110
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2022

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

•	iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
•	iShares International Treasury Bond ETF | IGOV | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

Global Bond Market Overview

Global investment-grade bonds experienced a sizable decline the 12 months ended October 31, 2022 (the “reporting period”). The Bloomberg Global Aggregate Index, a broad measure of global bond market performance, returned -20.79% in U.S. dollar terms for the reporting period.

The poor returns for fixed income reflected the backdrop of sharply rising inflation worldwide. Annualized consumer price inflation in the United States came in above 7.5% in each month of 2022, with a peak of 9.1% in June. Inflation was even more pronounced overseas, particularly in Europe. Inflation rose more than 10% year-over-year in September across the region as a whole, with many Eastern European nations posting increases north of 20%. The trend of rising inflation, which had already begun in 2021, was exacerbated by Russia’s invasion of Ukraine in February 2022. The conflict, together with the sanctions that followed, further snarled global supply chains and contributed to a spike in food and energy prices across the globe.

Developed-market central banks responded by tightening monetary policy in dramatic fashion. In the United States, for example, the U.S. Federal Reserve wound down its stimulative quantitative easing program and raised interest rates from a range of 0%-0.25% to 3.0% - 3.25%. Other central banks followed suit, but the Bank of Japan—which continued to provide stimulus to the nation’s economy—was a notable outlier.

These events fueled a spike in bond yields across the globe. In the United States, the yield on the two-year note rose from 0.50% at the beginning of the period to 4.48% by the end of October 2022, while the 10-year issue climbed from 1.55% to 4.05%. The overseas markets experienced a similar trend directionally, with the weakest performance occurring in the United Kingdom and Continental Europe. Japan held up better in relative terms due to the more accommodative policy of its central bank. Emerging-market bonds, which are highly sensitive to global growth trends, were particularly weak in the annual period.

Corporate bonds generally underperformed government debt. In addition to being hurt by rising prevailing yields, the category was pressured by rising yield spreads over government issues – a trend caused by concerns about economic growth as well as the broader “risk-off” environment.

Unfavorable currency translation weighed on the returns of foreign debt for U.S-based investors. The U.S. dollar surged against most major currencies due in part to expectations that the nation’s stronger relative growth would cause the Fed to raise interest rates more aggressively than its global peers. As a result, the value of non-U.S. investments suffered larger losses in U.S. dollar terms than they did in their local markets. The effect was especially pronounced with respect to emerging-market bonds.

One notable outcome of the downturn in bond prices is that negative-yielding debt—which had risen to be a fairly sizable portion of the overall fixed-income market by late 2021—largely disappeared as yields climbed into positive territory in most countries. However, the real (after-inflation) yields on a large swath of the market remained negative at the close of the period.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® 1-3 Year International Treasury Bond ETF

Investment Objective

The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(18.32)%	(4.11)%	(3.55)%	(18.32)%	(18.94)%	(30.36)%
Fund Market	(18.18)	(4.07)	(3.54)	(18.18)	(18.75)	(30.27)
Index	(18.03)	(3.90)	(3.31)	(18.03)	(18.04)	(28.57)

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through August 31, 2020 reflects the performance of the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index. Index performance beginning on September 1, 2020 reflects the performance of the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$907.60	$1.68		$1,000.00	$1,023.40	$1.79		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	iShares® 1-3 Year International Treasury Bond ETF

Portfolio Management Commentary

Returns for international short-term government bonds were well into negative territory for the reporting period, pressured by rising yields and declining prices. Central banks moved to aggressively raise interest rates during the period in the face of persistent historically high inflation, leading global yield curves higher. Inflation was driven by continued supply-chain disruptions, exacerbated by Russia’s invasion of Ukraine in late February and subsequent sanctions imposed upon Russia by the U.S. and its allies. In particular, energy prices spiked as Russian oil and gas came off the market.

Within the Index, euro-bloc bonds, which make up more than two-thirds of the Index by market weight, weighed most heavily on total return as inflation was especially acute in the region, while dollar-bloc markets held up somewhat better.

In terms of bond maturity, the two-to-three-year government bond segment detracted the most from the Index’s return. All maturity segments experienced notably negative performance.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	35.4%
Aa	25.3
A	21.0
Baa	14.3
Not Rated	4.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	12.8%
Italy	10.1
Germany	9.1
France	9.0
Spain	6.1
Australia	4.7
Canada	4.6
United Kingdom	4.6
Austria	4.6
Netherlands	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® International Treasury Bond ETF

Investment Objective

The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the FTSE World Government Bond Index - Developed Markets Capped Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(27.42)%	(5.23)%	(2.75)%	(27.42)%	(23.56)%	(24.33)%
Fund Market	(27.46)	(5.23)	(2.75)	(27.46)	(23.57)	(24.31)
Index	(27.14)	(4.87)	(2.40)	(27.14)	(22.07)	(21.56)

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through August 31, 2020 reflects the performance of the S&P International Sovereign Ex-U.S. Bond Index. Index performance beginning on September 1, 2020 reflects the performance of the FTSE World Government Bond Index – Developed Markets Capped Select Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$858.80	$1.64		$1,000.00	$1,023.40	$1.79		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022 (continued)	iShares® International Treasury Bond ETF

Portfolio Management Commentary

Returns for international government bonds were deeply into negative territory for the reporting period, pressured by rising yields and declining prices. Central banks moved to aggressively raise interest rates during the period in the face of persistent historically high inflation, leading global yield curves higher. Inflation was driven by continued supply-chain disruptions, exacerbated by Russia’s invasion of Ukraine in late February and subsequent sanctions imposed upon Russia by the U.S. and its allies. In particular, energy prices spiked as Russia oil and gas came off the market.

Within the Index, euro-bloc bonds, which make up nearly two-thirds of the Index by market weight, weighed most heavily on total return as inflation was especially acute in the region, while dollar-bloc markets held up somewhat better.

In terms of bond maturity, bonds with maturities greater than 10 years, which are more sensitive to changes in interest rates, detracted the most from the Index’s return. All maturity segments experienced notably negative performance.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	32.4%
Aa	25.9
A	24.2
Baa	12.8
Not Rated	4.7

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	17.8%
France	9.0
Italy	7.9
Germany	6.9
Spain	5.4
Canada	4.7
Australia	4.7
United Kingdom	4.6
Austria	4.6
Netherlands	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments October 31, 2022	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond 0.25%, 11/21/24(a)	AUD	1,792	$1,078,188
2.75%, 04/21/24(a)	AUD	930	591,264
3.25%, 04/21/25(a)	AUD	1,360	869,332

			2,538,784

Austria — 4.6%
Republic of Austria Government Bond 0.00%, 07/15/24(b)(c)	EUR	790	754,165
0.00%, 04/20/25(b)(c)	EUR	590	552,631
1.20%, 10/20/25(b)	EUR	750	717,988
1.65%, 10/21/24(b)	EUR	504	494,442

			2,519,226

Belgium — 4.5%
Kingdom of Belgium Government Bond 0.50%, 10/22/24(b)	EUR	694	665,956
0.80%, 06/22/25(b)	EUR	1,150	1,100,120
2.60%, 06/22/24(b)	EUR	738	735,819

			2,501,895

Canada — 4.6%
Canada Government Bond, 3.00%, 10/01/25	CAD	60	43,060
Canadian Government Bond 0.25%, 04/01/24	CAD	365	254,363
0.50%, 11/01/23	CAD	290	205,319
0.50%, 09/01/25	CAD	480	319,999
0.75%, 02/01/24	CAD	370	260,794
1.25%, 03/01/25	CAD	190	131,389
1.50%, 05/01/24	CAD	360	254,723
1.50%, 09/01/24	CAD	318	223,610
1.50%, 04/01/25	CAD	268	186,015
2.25%, 03/01/24	CAD	150	107,634
2.25%, 06/01/25	CAD	260	183,753
2.50%, 06/01/24	CAD	190	136,406
2.75%, 08/01/24	CAD	90	64,734
0.75%, 10/01/24	CAD	240	166,035

			2,537,834

Denmark — 2.6%
Denmark Government Bond 0.00%, 11/15/24(c)	DKK	6,360	807,774
1.50%, 11/15/23	DKK	4,806	633,928

			1,441,702

Finland — 3.7%
Finland Government Bond 0.00%, 09/15/24(b)(c)	EUR	411	391,268
0.88%, 09/15/25(b)	EUR	479	457,334
2.00%, 04/15/24(b)	EUR	480	474,165
4.00%, 07/04/25(b)	EUR	666	690,596

			2,013,363

France — 8.9%
French Republic Government Bond OAT 0.00%, 02/25/24(a)(c)	EUR	575	552,844
0.00%, 03/25/24(a)(c)	EUR	735	705,081
0.00%, 02/25/25(a)(c)	EUR	490	460,466
0.00%, 03/25/25(a)(c)	EUR	890	835,213
0.50%, 05/25/25(a)	EUR	722	684,048
1.75%, 11/25/24(a)	EUR	650	637,288
2.25%, 05/25/24(a)	EUR	625	618,644

Security		Par (000)	Value

France (continued)
6.00%, 10/25/25(a)	EUR	390	$427,467

			4,921,051

Germany — 9.0%
Bundesobligation 0.00%, 04/05/24(a)(c)	EUR	304	292,274
0.00%, 10/18/24(a)(c)	EUR	530	504,524
0.00%, 04/11/25(a)(c)	EUR	330	311,277
0.00%, 10/10/25(a)(c)	EUR	480	448,683
Series G, 0.00%, 10/10/25(a)(c)	EUR	100	93,689
Bundesrepublik Deutschland Bundesanleihe 0.50%, 02/15/25(a)	EUR	591	565,664
1.00%, 08/15/24(a)	EUR	410	398,781
1.00%, 08/15/25(a)	EUR	460	443,280
1.50%, 05/15/24(a)	EUR	410	402,630
1.75%, 02/15/24(a)	EUR	415	408,963
6.25%, 01/04/24(a)	EUR	270	279,638
Bundesschatzanweisungen 0.00%, 12/15/23(a)(c)	EUR	190	183,610
0.00%, 03/15/24(a)(c)	EUR	326	313,848
0.20%, 06/14/24(a)	EUR	100	96,098
0.40%, 09/13/24(a)	EUR	226	217,048

			4,960,007

Ireland — 3.7%
Ireland Government Bond 3.40%, 03/18/24(a)	EUR	713	715,967
5.40%, 03/13/25	EUR	1,272	1,346,864

			2,062,831

Israel — 4.5%
Israel Government Bond - Fixed 0.40%, 10/31/24	ILS	1,366	364,889
0.50%, 04/30/25	ILS	2,430	642,145
1.50%, 11/30/23	ILS	1,081	300,568
1.75%, 08/31/25	ILS	1,610	436,736
3.75%, 03/31/24	ILS	2,610	743,074

			2,487,412

Italy — 10.0%
Italy Buoni Poliennali Del Tesoro 0.00%, 11/29/23(a)(c)	EUR	180	172,902
0.00%, 01/15/24(a)(c)	EUR	280	268,218
0.00%, 01/30/24(a)(c)	EUR	220	210,562
0.00%, 04/15/24(a)(c)	EUR	300	285,185
0.00%, 08/15/24(a)(c)	EUR	250	235,337
0.00%, 12/15/24(a)(c)	EUR	170	158,416
0.35%, 02/01/25(a)	EUR	330	308,058
1.20%, 08/15/25(a)	EUR	220	206,149
1.45%, 11/15/24(a)	EUR	320	308,081
1.45%, 05/15/25(a)	EUR	310	294,397
1.50%, 06/01/25(a)	EUR	400	379,966
1.75%, 05/30/24(a)	EUR	240	233,281
1.75%, 07/01/24(a)	EUR	340	330,656
1.85%, 05/15/24(a)	EUR	290	282,795
1.85%, 07/01/25(b)	EUR	230	219,808
2.50%, 12/01/24(a)	EUR	470	460,929
3.75%, 09/01/24(a)	EUR	390	392,139
4.50%, 03/01/24(a)	EUR	200	202,275
5.00%, 03/01/25(b)	EUR	338	349,123
9.00%, 11/01/23(a)	EUR	180	188,556

			5,486,833

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan — 12.6%
Japan Government Five Year Bond 0.10%, 12/20/23	JPY	45,350	$305,615
0.10%, 03/20/24	JPY	114,500	771,734
0.10%, 06/20/24	JPY	21,550	145,278
0.10%, 09/20/24	JPY	39,850	268,738
0.10%, 12/20/24	JPY	66,100	445,868
0.10%, 03/20/25	JPY	41,550	280,367
0.10%, 06/20/25	JPY	45,650	308,220
0.10%, 09/20/25	JPY	63,200	426,748
Japan Government Ten Year Bond 0.40%, 03/20/25	JPY	53,300	362,216
0.40%, 06/20/25	JPY	36,750	250,084
0.50%, 09/20/24	JPY	33,600	228,296
0.60%, 12/20/23	JPY	9,450	64,044
0.60%, 03/20/24	JPY	73,350	497,791
0.60%, 06/20/24	JPY	25,350	172,289
Japan Government Twenty Year Bond 1.90%, 12/20/23	JPY	13,000	89,394
2.10%, 09/20/24	JPY	52,800	369,467
2.40%, 06/20/24	JPY	6,550	45,812
Japan Government Two Year Bond 0.00%, 11/01/23(c)	JPY	17,450	117,475
0.00%, 12/01/23(c)	JPY	35,100	236,306
0.00%, 01/01/24(c)	JPY	21,000	141,369
0.00%, 02/01/24(c)	JPY	20,250	136,322
0.00%, 03/01/24(c)	JPY	48,950	329,490
0.00%, 04/01/24(c)	JPY	61,200	411,947
0.00%, 06/01/24(c)	JPY	26,150	176,016
0.00%, 08/01/24(c)	JPY	41,600	280,047
0.00%, 10/01/24(c)	JPY	14,650	98,617

			6,959,550

Netherlands — 4.6%
Netherlands Government Bond 0.00%, 01/15/24(b)(c)	EUR	753	726,739
0.25%, 07/15/25(b)	EUR	1,040	979,988
2.00%, 07/15/24(b)	EUR	815	805,826

			2,512,553

New Zealand — 1.7%
New Zealand Government Bond 0.50%, 05/15/24	NZD	860	471,905
2.75%, 04/15/25(a)	NZD	800	447,362

			919,267

Norway — 2.3%
Norway Government Bond 1.75%, 03/13/25(b)	NOK	6,048	558,193
3.00%, 03/14/24(b)	NOK	7,160	684,033

			1,242,226

Security		Par (000)	Value

Singapore — 3.5%
Singapore Government Bond 2.00%, 02/01/24	SGD	1,036	$720,926
2.38%, 06/01/25	SGD	848	587,844
3.00%, 09/01/24	SGD	848	597,871

			1,906,641

Spain — 6.1%
Spain Government Bond 0.00%, 05/31/24(c)	EUR	337	321,700
0.00%, 01/31/25(c)	EUR	370	347,823
0.00%, 05/31/25(c)	EUR	230	213,839
0.25%, 07/30/24(b)	EUR	162	154,860
1.60%, 04/30/25(b)	EUR	389	378,021
2.75%, 10/31/24(b)	EUR	460	459,268
3.80%, 04/30/24(b)	EUR	400	404,064
4.40%, 10/31/23(b)	EUR	294	296,481
4.65%, 07/30/25(b)	EUR	368	386,398
4.80%, 01/31/24(b)	EUR	384	390,949

			3,353,403

Sweden — 3.0%
Sweden Government Bond 1.50%, 11/13/23(b)	SEK	10,310	926,324
2.50%, 05/12/25	SEK	8,135	737,839

			1,664,163

United Kingdom — 4.6%
United Kingdom Gilt 0.13%, 01/31/24(a)	GBP	646	712,310
0.25%, 01/31/25(a)	GBP	410	436,993
0.63%, 06/07/25(a)	GBP	176	188,172
1.00%, 04/22/24(a)	GBP	135	149,709
2.00%, 09/07/25(a)	GBP	320	353,875
2.75%, 09/07/24(a)	GBP	246	279,009
5.00%, 03/07/25(a)	GBP	340	403,325

			2,523,393

Total Investments — 99.1% (Cost: $63,280,154)			54,552,134

Other Assets Less Liabilities — 0.9%			491,216

Net Assets — 100.0%			$55,043,350

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$ 20,000	$—	$(20,000	)(b)	$—	$—	$ —	—	$74	$—

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2022	iShares® 1-3 Year International Treasury Bond ETF

Affiliates (continued)

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$54,552,134	$—	$54,552,134

See notes to financial statements.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond 0.25%, 11/21/24(a)	AUD	5,773	$3,473,427
0.25%, 11/21/25(a)	AUD	2,465	1,436,849
0.50%, 09/21/26(a)	AUD	3,867	2,214,672
1.00%, 12/21/30(a)	AUD	3,129	1,621,827
1.00%, 11/21/31(a)	AUD	4,385	2,213,235
1.25%, 05/21/32	AUD	4,763	2,434,215
1.50%, 06/21/31(a)	AUD	3,566	1,903,921
1.75%, 11/21/32(a)	AUD	3,457	1,836,526
1.75%, 06/21/51(a)	AUD	3,257	1,260,150
2.25%, 05/21/28(a)	AUD	2,279	1,364,757
2.50%, 05/21/30(a)	AUD	4,289	2,529,716
2.75%, 04/21/24(a)	AUD	1,817	1,155,189
2.75%, 11/21/27(a)	AUD	2,769	1,710,811
2.75%, 11/21/28(a)	AUD	1,174	717,787
2.75%, 11/21/29(a)	AUD	2,224	1,343,728
2.75%, 06/21/35(a)	AUD	736	414,740
2.75%, 05/21/41(a)	AUD	1,755	919,970
3.00%, 11/21/33(a)	AUD	3,120	1,845,152
3.00%, 03/21/47(a)	AUD	1,753	925,235
3.25%, 04/21/25(a)	AUD	1,999	1,277,791
3.25%, 04/21/29(a)	AUD	2,432	1,524,703
3.25%, 06/21/39(a)	AUD	2,392	1,375,172
3.75%, 04/21/37(a)	AUD	1,410	875,435
4.25%, 04/21/26(a)	AUD	3,214	2,115,886
4.50%, 04/21/33(a)	AUD	2,843	1,928,109
4.75%, 04/21/27(a)	AUD	2,869	1,934,750

			42,353,753

Austria — 4.5%
Republic of Austria Government Bond
0.00%, 07/15/24(b)(c)	EUR	2,278	2,174,668
0.00%, 04/20/25(b)(c)	EUR	2,411	2,258,295
0.00%, 10/20/28(b)(c)	EUR	865	734,253
0.00%, 02/20/30(b)(c)	EUR	2,058	1,676,069
0.00%, 02/20/31(b)(c)	EUR	3,240	2,550,657
0.00%, 10/20/40(b)(c)	EUR	1,013	583,039
0.25%, 10/20/36(b)	EUR	1,462	1,003,428
0.50%, 04/20/27(b)	EUR	2,292	2,077,974
0.50%, 02/20/29(b)	EUR	2,385	2,071,074
0.70%, 04/20/71(b)	EUR	718	318,878
0.75%, 10/20/26(b)	EUR	3,307	3,069,831
0.75%, 02/20/28(b)	EUR	2,319	2,095,119
0.75%, 03/20/51(b)	EUR	1,706	993,364
0.85%, 06/30/2120(b)	EUR	888	385,515
0.90%, 02/20/32(b)	EUR	1,640	1,367,572
1.20%, 10/20/25(b)	EUR	2,083	1,994,092
1.50%, 02/20/47(b)	EUR	2,413	1,783,787
1.50%, 11/02/86(b)	EUR	533	315,621
1.65%, 10/21/24(b)	EUR	2,305	2,261,287
2.10%, 09/20/2117(b)	EUR	1,094	801,993
2.40%, 05/23/34(b)	EUR	1,702	1,594,537
3.15%, 06/20/44(b)	EUR	1,363	1,384,565
3.80%, 01/26/62(b)	EUR	802	933,576
4.15%, 03/15/37(b)	EUR	2,681	2,997,456
4.85%, 03/15/26(b)	EUR	1,926	2,063,442
6.25%, 07/15/27	EUR	1,780	2,057,126

			41,547,218

Security		Par (000)	Value

Belgium — 4.5%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)(c)	EUR	1,444	$1,271,914
0.00%, 10/22/31(b)(c)	EUR	1,976	1,545,822
0.10%, 06/22/30(b)	EUR	1,310	1,080,867
0.35%, 06/22/32(b)	EUR	2,020	1,596,213
0.40%, 06/22/40(b)	EUR	1,000	621,214
0.50%, 10/22/24(b)	EUR	1,563	1,499,840
0.65%, 06/22/71(b)	EUR	674	299,221
0.80%, 06/22/25(b)	EUR	3,404	3,256,354
0.80%, 06/22/27(b)	EUR	1,571	1,452,867
0.80%, 06/22/28(b)	EUR	1,905	1,728,154
0.90%, 06/22/29(b)	EUR	2,248	2,011,423
1.00%, 06/22/26(b)	EUR	1,875	1,779,035
1.00%, 06/22/31(b)	EUR	2,318	2,016,559
1.40%, 06/22/53(b)	EUR	1,276	834,156
1.45%, 06/22/37(b)	EUR	1,370	1,094,765
1.60%, 06/22/47(b)	EUR	1,333	968,742
1.70%, 06/22/50(b)	EUR	1,306	946,243
1.90%, 06/22/38(b)	EUR	1,136	958,071
2.15%, 06/22/66(b)	EUR	966	772,661
2.25%, 06/22/57(b)	EUR	736	606,902
2.60%, 06/22/24(b)	EUR	1,229	1,225,368
3.00%, 06/22/34(b)	EUR	1,292	1,290,098
3.75%, 06/22/45(a)	EUR	1,232	1,320,218
4.00%, 03/28/32(a)	EUR	889	971,296
4.25%, 03/28/41(b)	EUR	2,100	2,371,393
4.50%, 03/28/26(b)	EUR	1,397	1,487,346
5.00%, 03/28/35(b)	EUR	1,958	2,328,976
5.50%, 03/28/28	EUR	2,495	2,862,718
Series 86, 1.25%, 04/22/33(b)	EUR	1,205	1,034,483

			41,232,919

Canada — 4.6%
Canada Government Bond 2.50%, 12/01/32	CAD	800	548,235
3.00%, 11/01/24	CAD	1,984	1,430,851
Canadian Government Bond 0.25%, 04/01/24	CAD	938	653,677
0.25%, 03/01/26	CAD	4,855	3,184,340
0.50%, 11/01/23	CAD	2,200	1,557,594
0.50%, 09/01/25	CAD	2,303	1,535,328
0.50%, 12/01/30	CAD	4,815	2,837,575
0.75%, 02/01/24	CAD	3,088	2,176,571
1.00%, 09/01/26	CAD	3,778	2,518,214
1.00%, 06/01/27	CAD	47	31,024
1.25%, 03/01/27	CAD	1,950	1,302,429
1.25%, 06/01/30	CAD	4,540	2,879,660
1.50%, 09/01/24	CAD	3,157	2,219,922
1.50%, 06/01/26	CAD	110	75,139
1.50%, 06/01/31	CAD	4,651	2,955,870
1.50%, 12/01/31	CAD	1,260	795,390
1.75%, 12/01/53	CAD	2,537	1,299,776
2.00%, 06/01/28	CAD	200	137,059
2.00%, 06/01/32	CAD	2,431	1,598,070
2.00%, 12/01/51	CAD	4,633	2,540,713
2.25%, 03/01/24	CAD	3,874	2,779,833
2.25%, 06/01/25	CAD	641	453,022
2.25%, 06/01/29	CAD	320	220,687
2.75%, 09/01/27	CAD	1,838	1,308,233
2.75%, 12/01/48	CAD	1,146	752,204
2.75%, 12/01/64	CAD	800	512,338

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
3.50%, 12/01/45	CAD	1,121	$833,252
4.00%, 06/01/41	CAD	950	750,886
5.00%, 06/01/37	CAD	191	165,399
5.75%, 06/01/29	CAD	162	136,057
5.75%, 06/01/33	CAD	2,082	1,850,349
0.75%, 10/01/24	CAD	662	457,980

			42,497,677

Denmark — 3.1%
Denmark Government Bond 0.00%, 11/15/24(c)	DKK	23,631	3,001,337
0.00%, 11/15/31(c)	DKK	32,767	3,462,535
0.25%, 11/15/52	DKK	23,841	1,690,448
0.50%, 11/15/27	DKK	27,394	3,315,582
0.50%, 11/15/29	DKK	27,125	3,146,756
1.50%, 11/15/23	DKK	23,045	3,039,701
1.75%, 11/15/25	DKK	23,019	3,011,843
4.50%, 11/15/39	DKK	48,327	7,976,353

			28,644,555

Finland — 4.4%
Finland Government Bond 0.00%, 09/15/24(b)(c)	EUR	1,797	1,710,728
0.00%, 09/15/26(b)(c)	EUR	1,712	1,546,940
0.00%, 09/15/30(b)(c)	EUR	2,667	2,146,220
0.13%, 09/15/31(b)	EUR	2,740	2,168,518
0.13%, 04/15/36(b)	EUR	1,931	1,316,085
0.13%, 04/15/52(b)	EUR	1,874	890,691
0.25%, 09/15/40(b)	EUR	1,735	1,073,399
0.50%, 04/15/26(b)	EUR	2,084	1,941,894
0.50%, 09/15/27(b)	EUR	2,878	2,588,974
0.50%, 09/15/28(b)	EUR	2,397	2,102,814
0.50%, 09/15/29(b)	EUR	2,323	1,989,985
0.50%, 04/15/43(b)	EUR	1,733	1,075,536
0.75%, 04/15/31(b)	EUR	2,005	1,697,857
0.88%, 09/15/25(b)	EUR	2,467	2,355,412
1.13%, 04/15/34(b)	EUR	1,623	1,328,166
1.38%, 04/15/27(b)	EUR	899	847,950
1.38%, 04/15/47(b)	EUR	1,897	1,405,339
1.50%, 09/15/32(b)	EUR	2,345	2,060,510
2.00%, 04/15/24(b)	EUR	1,144	1,130,094
2.63%, 07/04/42(b)	EUR	2,514	2,355,268
2.75%, 07/04/28(b)	EUR	2,310	2,306,530
4.00%, 07/04/25(b)	EUR	3,931	4,076,175

			40,115,085

France — 8.9%
French Republic Government Bond OAT 0.00%, 02/25/24(a)(c)	EUR	512	492,272
0.00%, 03/25/24(a)(c)	EUR	3,770	3,616,539
0.00%, 02/25/25(a)(c)	EUR	430	404,082
0.00%, 03/25/25(a)(c)	EUR	2,535	2,378,950
0.00%, 02/25/26(a)(c)	EUR	2,080	1,913,109
0.00%, 02/25/27(a)(c)	EUR	2,075	1,861,961
0.00%, 11/25/29(a)(c)	EUR	1,968	1,645,559
0.00%, 11/25/30(a)(c)	EUR	2,583	2,096,491
0.00%, 11/25/31(a)(c)	EUR	2,043	1,607,725
0.00%, 05/25/32(a)(c)	EUR	2,240	1,729,105
0.25%, 11/25/26(a)	EUR	2,451	2,237,628
0.50%, 05/25/25(a)	EUR	3,203	3,034,634
0.50%, 05/25/26(a)	EUR	2,784	2,591,713
0.50%, 05/25/29(a)	EUR	2,544	2,233,784

Security		Par (000)	Value

France (continued)
0.50%, 05/25/40(b)	EUR	1,522	$990,460
0.50%, 06/25/44(b)	EUR	859	515,711
0.50%, 05/25/72(b)	EUR	556	226,270
0.75%, 02/25/28(a)	EUR	1,760	1,601,392
0.75%, 05/25/28(a)	EUR	2,424	2,199,324
0.75%, 11/25/28(a)	EUR	2,742	2,468,068
0.75%, 05/25/52(a)	EUR	1,548	864,496
0.75%, 05/25/53(b)	EUR	1,100	602,022
1.00%, 11/25/25(a)	EUR	1,225	1,168,764
1.00%, 05/25/27(a)	EUR	2,343	2,190,202
1.25%, 05/25/34(a)	EUR	3,243	2,704,930
1.25%, 05/25/36(b)	EUR	2,198	1,766,194
1.50%, 05/25/31(a)	EUR	2,804	2,573,199
1.50%, 05/25/50(b)	EUR	1,668	1,179,595
1.75%, 11/25/24(a)	EUR	1,812	1,776,160
1.75%, 06/25/39(b)	EUR	1,450	1,214,435
1.75%, 05/25/66(b)	EUR	648	458,772
2.00%, 05/25/48(b)	EUR	1,541	1,233,239
2.25%, 05/25/24(a)	EUR	1,889	1,869,791
2.50%, 05/25/30(a)	EUR	3,278	3,267,018
2.75%, 10/25/27(a)	EUR	2,593	2,616,068
3.25%, 05/25/45(a)	EUR	1,830	1,850,997
3.50%, 04/25/26(a)	EUR	2,227	2,296,173
4.00%, 10/25/38(a)	EUR	1,262	1,397,119
4.00%, 04/25/55(b)	EUR	1,297	1,515,505
4.00%, 04/25/60(a)	EUR	958	1,131,766
4.50%, 04/25/41(a)	EUR	1,885	2,224,989
4.75%, 04/25/35(a)	EUR	1,899	2,230,066
5.50%, 04/25/29(a)	EUR	2,848	3,324,529
5.75%, 10/25/32(a)	EUR	1,778	2,222,610
6.00%, 10/25/25(a)	EUR	1,660	1,819,473

			81,342,889

Germany — 6.9%
Bundesobligation 0.00%, 04/05/24(a)(c)	EUR	1,368	1,315,234
0.00%, 10/18/24(a)(c)	EUR	1,740	1,656,361
0.00%, 04/11/25(a)(c)	EUR	1,190	1,122,485
0.00%, 10/10/25(a)(c)	EUR	1,024	957,424
0.00%, 04/10/26(a)(c)	EUR	1,430	1,323,784
0.00%, 10/09/26(a)(c)	EUR	1,011	924,046
0.00%, 04/16/27(a)(c)	EUR	850	768,611
1.30%, 10/15/27(a)	EUR	1,187	1,134,166
Series G, 0.00%, 10/10/25(a)(c)	EUR	853	799,205
Bundesrepublik Deutschland Bundesanleihe 0.00%, 08/15/26(a)(c)	EUR	590	542,288
0.00%, 11/15/27(a)(c)	EUR	1,318	1,179,582
0.00%, 11/15/28(a)(c)	EUR	1,720	1,509,039
0.00%, 08/15/29(a)(c)	EUR	1,257	1,083,398
0.00%, 02/15/30(a)(c)	EUR	1,255	1,070,339
0.00%, 08/15/30(a)(c)	EUR	1,534	1,294,248
0.00%, 02/15/31(a)(c)	EUR	1,226	1,022,573
0.00%, 08/15/31(a)(c)	EUR	1,924	1,586,503
0.00%, 02/15/32(a)(c)	EUR	1,120	910,918
0.00%, 05/15/35(a)(c)	EUR	1,125	837,127
0.00%, 05/15/36(a)(c)	EUR	1,223	888,657
0.00%, 08/15/50(a)(c)	EUR	1,906	1,036,962
0.00%, 08/15/52(a)(c)	EUR	854	446,871
0.25%, 02/15/27(a)	EUR	1,856	1,707,651
0.25%, 08/15/28(a)	EUR	1,307	1,169,621
0.25%, 02/15/29(a)	EUR	1,306	1,158,272

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.50%, 02/15/25(a)	EUR	1,184	$1,133,242
0.50%, 02/15/26(a)	EUR	1,705	1,609,783
0.50%, 08/15/27(a)	EUR	1,700	1,569,546
0.50%, 02/15/28(a)	EUR	1,288	1,178,890
1.00%, 08/15/24(a)	EUR	1,193	1,160,354
1.00%, 08/15/25(a)	EUR	1,430	1,378,023
1.25%, 08/15/48(a)	EUR	1,832	1,471,680
1.50%, 05/15/24(a)	EUR	1,271	1,248,267
1.70%, 08/15/32(a)	EUR	1,081	1,025,908
1.75%, 02/15/24(a)	EUR	1,149	1,132,285
1.80%, 08/15/53	EUR	299	266,966
2.10%, 11/15/29	EUR	976	964,049
2.50%, 07/04/44(a)	EUR	1,488	1,520,469
2.50%, 08/15/46(a)	EUR	1,544	1,595,925
3.25%, 07/04/42(a)	EUR	944	1,066,069
4.00%, 01/04/37(a)	EUR	1,584	1,881,156
4.25%, 07/04/39(a)	EUR	1,514	1,874,242
4.75%, 07/04/28(a)	EUR	774	869,737
4.75%, 07/04/34(a)	EUR	1,476	1,835,249
4.75%, 07/04/40(a)	EUR	1,020	1,350,423
5.50%, 01/04/31(a)	EUR	1,166	1,443,090
5.63%, 01/04/28(a)	EUR	1,284	1,484,310
6.25%, 01/04/24(a)	EUR	785	813,021
6.25%, 01/04/30(a)	EUR	673	848,305
6.50%, 07/04/27(a)	EUR	773	910,207
Series G, 0.00%, 08/15/30(a)(c)	EUR	643	542,301
Series G, 0.00%, 08/15/31(a)(c)	EUR	290	238,757
Series G, 0.00%, 08/15/50(a)(c)	EUR	393	214,329
Bundesschatzanweisungen 0.00%, 12/15/23(a)(c)	EUR	820	792,423
0.00%, 03/15/24(a)(c)	EUR	1,630	1,569,239
0.20%, 06/14/24(a)	EUR	680	653,469

			63,087,079

Ireland — 4.5%
Ireland Government Bond 0.00%, 10/18/31(a)(c)	EUR	3,419	2,698,330
0.20%, 05/15/27(a)	EUR	2,657	2,400,079
0.20%, 10/18/30(a)	EUR	2,765	2,292,245
0.35%, 10/18/32(a)	EUR	1,674	1,327,600
0.40%, 05/15/35(a)	EUR	1,847	1,364,410
0.55%, 04/22/41(a)	EUR	1,316	843,918
0.90%, 05/15/28(a)	EUR	3,154	2,887,790
1.00%, 05/15/26(a)	EUR	3,866	3,679,488
1.10%, 05/15/29(a)	EUR	3,556	3,248,190
1.30%, 05/15/33(a)	EUR	1,735	1,497,630
1.35%, 03/18/31(a)	EUR	2,050	1,869,106
1.50%, 05/15/50(a)	EUR	2,490	1,755,739
1.70%, 05/15/37(a)	EUR	2,503	2,113,187
2.00%, 02/18/45(a)	EUR	3,850	3,155,615
2.40%, 05/15/30(a)	EUR	3,467	3,427,382
3.40%, 03/18/24(a)	EUR	2,035	2,043,467
5.40%, 03/13/25	EUR	4,487	4,767,368

			41,371,544

Israel — 3.3%
Israel Government Bond - Fixed 0.40%, 10/31/24	ILS	6,000	1,602,732
0.50%, 04/30/25	ILS	14,759	3,900,171
0.50%, 02/27/26	ILS	9,886	2,555,552
1.00%, 03/31/30	ILS	9,971	2,403,925

Security		Par (000)	Value

Israel (continued)
1.30%, 04/30/32	ILS	2,918	$694,093
1.50%, 11/30/23	ILS	8,375	2,328,641
1.50%, 05/31/37	ILS	8,482	1,876,338
1.75%, 08/31/25	ILS	2,043	554,194
2.00%, 03/31/27	ILS	6,710	1,800,042
2.25%, 09/28/28	ILS	9,408	2,513,719
3.75%, 03/31/24	ILS	5,392	1,535,117
3.75%, 03/31/47	ILS	10,825	3,149,915
5.50%, 01/31/42	ILS	7,990	2,907,230
6.25%, 10/30/26	ILS	7,383	2,318,667

			30,140,336

Italy — 7.9%
Italy Buoni Poliennali Del Tesoro 0.00%, 11/29/23(a)(c)	EUR	230	220,931
0.00%, 01/15/24(a)(c)	EUR	823	788,369
0.00%, 01/30/24(a)(c)	EUR	720	689,112
0.00%, 04/15/24(a)(c)	EUR	800	760,494
0.00%, 08/15/24(a)(c)	EUR	997	938,523
0.00%, 04/01/26(a)(c)	EUR	1,368	1,208,297
0.00%, 08/01/26(a)(c)	EUR	646	563,837
0.25%, 03/15/28(a)	EUR	1,203	992,963
0.35%, 02/01/25(a)	EUR	1,124	1,049,266
0.45%, 02/15/29(a)	EUR	740	596,818
0.50%, 02/01/26(a)	EUR	794	718,342
0.50%, 07/15/28(a)	EUR	609	504,038
0.60%, 08/01/31(b)	EUR	1,069	788,040
0.85%, 01/15/27(a)	EUR	945	843,149
0.90%, 04/01/31(a)	EUR	1,565	1,203,696
0.95%, 09/15/27(a)	EUR	1,637	1,434,925
0.95%, 08/01/30(a)	EUR	997	789,194
0.95%, 12/01/31(b)	EUR	844	635,204
0.95%, 06/01/32(a)	EUR	790	584,952
0.95%, 03/01/37(b)	EUR	1,491	952,193
1.10%, 04/01/27(a)	EUR	930	831,457
1.20%, 08/15/25(a)	EUR	620	580,964
1.25%, 12/01/26(a)	EUR	993	904,121
1.35%, 04/01/30(a)	EUR	2,261	1,872,142
1.45%, 11/15/24(a)	EUR	1,164	1,120,644
1.45%, 05/15/25(a)	EUR	1,072	1,018,045
1.45%, 03/01/36(b)	EUR	849	599,701
1.50%, 06/01/25(a)	EUR	878	834,026
1.50%, 04/30/45(b)	EUR	539	316,292
1.60%, 06/01/26(a)	EUR	1,050	979,688
1.65%, 12/01/30(b)	EUR	1,260	1,046,150
1.65%, 03/01/32(b)	EUR	1,220	978,047
1.70%, 09/01/51(b)	EUR	831	478,591
1.75%, 05/30/24(a)	EUR	1,136	1,104,195
1.75%, 07/01/24(a)	EUR	1,059	1,029,895
1.80%, 03/01/41(b)	EUR	990	657,570
1.85%, 05/15/24(a)	EUR	670	653,354
1.85%, 07/01/25(b)	EUR	996	951,864
2.00%, 12/01/25(a)	EUR	1,302	1,243,674
2.00%, 02/01/28(a)	EUR	814	743,733
2.05%, 08/01/27(a)	EUR	1,957	1,814,329
2.10%, 07/15/26(a)	EUR	922	873,298
2.15%, 09/01/52(b)	EUR	481	303,286
2.15%, 03/01/72(b)	EUR	306	174,578
2.20%, 06/01/27(a)	EUR	1,287	1,206,528
2.25%, 09/01/36(b)	EUR	815	633,498
2.45%, 09/01/33(b)	EUR	940	777,897

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
2.45%, 09/01/50(b)	EUR	785	$539,064
2.50%, 12/01/24(a)	EUR	573	561,941
2.50%, 11/15/25(a)	EUR	1,007	977,284
2.50%, 12/01/32(a)	EUR	790	668,997
2.70%, 03/01/47(b)	EUR	786	587,420
2.80%, 12/01/28(a)	EUR	1,021	962,014
2.80%, 03/01/67(b)	EUR	432	294,902
2.95%, 09/01/38(b)	EUR	683	560,958
3.00%, 08/01/29(a)	EUR	1,029	970,111
3.10%, 03/01/40(b)	EUR	762	630,947
3.25%, 03/01/38(b)	EUR	230	196,794
3.25%, 09/01/46(b)	EUR	980	810,341
3.35%, 03/01/35(b)	EUR	884	784,906
3.45%, 03/01/48(b)	EUR	1,021	867,924
3.50%, 03/01/30(b)	EUR	1,284	1,243,890
3.75%, 09/01/24(a)	EUR	946	951,189
3.85%, 09/01/49(b)	EUR	694	625,786
4.00%, 02/01/37(b)	EUR	1,318	1,255,089
4.50%, 03/01/24(a)	EUR	1,177	1,190,388
4.50%, 03/01/26(b)	EUR	1,336	1,373,853
4.75%, 09/01/28(b)	EUR	1,516	1,582,759
4.75%, 09/01/44(b)	EUR	1,221	1,254,798
5.00%, 03/01/25(b)	EUR	1,119	1,155,825
5.00%, 08/01/34(b)	EUR	1,271	1,331,417
5.00%, 08/01/39(b)	EUR	1,057	1,110,075
5.00%, 09/01/40(b)	EUR	956	1,004,382
5.25%, 11/01/29(a)	EUR	1,465	1,584,170
5.75%, 02/01/33(a)	EUR	1,232	1,365,635
6.00%, 05/01/31(a)	EUR	1,824	2,065,256
6.50%, 11/01/27(a)	EUR	1,368	1,540,439
7.25%, 11/01/26(a)	EUR	1,070	1,217,188
9.00%, 11/01/23(a)	EUR	622	651,890

			71,907,542

Japan — 17.6%
Japan Government Five Year Bond 0.00%, 03/20/26(c)	JPY	90,950	612,468
0.00%, 06/20/26(c)	JPY	87,750	590,618
0.00%, 09/20/26(c)	JPY	118,950	800,144
0.00%, 12/20/26(c)	JPY	341,250	2,293,199
0.00%, 06/20/27(c)	JPY	445,450	2,989,349
0.10%, 12/20/23	JPY	231,500	1,560,085
0.10%, 03/20/24	JPY	77,350	521,342
0.10%, 06/20/24	JPY	73,700	496,845
0.10%, 09/20/24	JPY	22,950	154,769
0.10%, 12/20/24	JPY	80,000	539,628
0.10%, 03/20/25	JPY	142,400	960,873
0.10%, 06/20/25	JPY	69,450	468,913
0.10%, 12/20/25	JPY	83,600	564,704
Japan Government Forty Year Bond 0.40%, 03/20/56	JPY	103,750	504,994
0.50%, 03/20/59	JPY	126,050	621,523
0.50%, 03/20/60	JPY	181,950	889,517
0.70%, 03/20/61	JPY	187,700	979,797
0.80%, 03/20/58	JPY	98,150	541,777
0.90%, 03/20/57	JPY	108,400	621,138
1.00%, 03/20/62	JPY	165,600	946,892
1.40%, 03/20/55	JPY	54,400	362,158
1.70%, 03/20/54	JPY	60,750	436,671
1.90%, 03/20/53	JPY	63,450	476,779
2.00%, 03/20/52	JPY	76,600	590,643

Security		Par (000)	Value

Japan (continued)
2.20%, 03/20/49	JPY	59,100	$473,396
2.20%, 03/20/50	JPY	77,100	619,522
2.20%, 03/20/51	JPY	83,000	666,149
2.40%, 03/20/48	JPY	36,900	307,752
Japan Government Ten Year Bond 0.10%, 03/20/26	JPY	42,600	287,793
0.10%, 06/20/26	JPY	45,000	303,928
0.10%, 09/20/26	JPY	218,300	1,473,861
0.10%, 12/20/26	JPY	109,700	740,076
0.10%, 03/20/27	JPY	109,550	738,754
0.10%, 06/20/27	JPY	55,050	371,058
0.10%, 09/20/27	JPY	56,250	378,756
0.10%, 12/20/27	JPY	56,000	376,821
0.10%, 03/20/28	JPY	109,850	739,012
0.10%, 12/20/28	JPY	82,500	553,556
0.10%, 06/20/29	JPY	73,100	489,816
0.10%, 09/20/29	JPY	78,600	525,744
0.10%, 12/20/29	JPY	11,500	76,828
0.10%, 03/20/30	JPY	147,450	983,079
0.10%, 06/20/30	JPY	126,050	839,223
0.10%, 09/20/30	JPY	165,050	1,098,136
0.10%, 12/20/30	JPY	223,000	1,481,253
0.10%, 03/20/31	JPY	156,750	1,040,889
0.10%, 06/20/31	JPY	238,350	1,580,953
0.10%, 09/20/31	JPY	163,550	1,084,482
0.10%, 12/20/31	JPY	282,400	1,873,835
0.20%, 06/20/32	JPY	342,950	2,296,827
0.30%, 12/20/24	JPY	82,650	559,882
0.30%, 12/20/25	JPY	51,550	350,389
0.40%, 06/20/25	JPY	36,850	250,764
0.40%, 09/20/25	JPY	47,950	326,571
0.50%, 09/20/24	JPY	81,900	556,471
0.50%, 12/20/24	JPY	57,850	393,545
0.60%, 12/20/23	JPY	207,000	1,402,872
0.60%, 03/20/24	JPY	79,700	540,885
0.60%, 06/20/24	JPY	83,050	564,441
Japan Government Thirty Year Bond 0.30%, 06/20/46	JPY	58,200	318,471
0.40%, 06/20/49	JPY	93,900	497,573
0.40%, 09/20/49	JPY	104,500	551,781
0.40%, 12/20/49	JPY	136,500	720,941
0.40%, 03/20/50	JPY	130,000	685,509
0.50%, 09/20/46	JPY	89,000	509,705
0.50%, 03/20/49	JPY	128,450	702,689
0.60%, 12/20/46	JPY	71,300	416,604
0.60%, 06/20/50	JPY	119,100	659,501
0.60%, 09/20/50	JPY	140,400	776,522
0.70%, 06/20/48	JPY	216,000	1,264,027
0.70%, 12/20/48	JPY	118,450	687,288
0.70%, 12/20/50	JPY	150,150	852,764
0.70%, 03/20/51	JPY	190,250	1,075,185
0.70%, 06/20/51	JPY	134,950	761,100
0.70%, 09/20/51	JPY	138,000	776,752
0.70%, 12/20/51	JPY	129,300	727,026
0.80%, 03/20/46	JPY	65,400	404,121
0.80%, 03/20/47	JPY	56,550	345,408
0.80%, 06/20/47	JPY	78,100	474,945
0.80%, 09/20/47	JPY	59,550	361,229
0.80%, 12/20/47	JPY	42,650	257,564
0.80%, 03/20/48	JPY	91,000	547,603

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.90%, 09/20/48	JPY	87,350	$535,120
1.00%, 03/20/52	JPY	137,750	838,886
1.10%, 03/20/33	JPY	29,000	210,094
1.30%, 06/20/52	JPY	142,150	932,333
1.40%, 09/20/45	JPY	37,500	263,613
1.40%, 12/20/45	JPY	55,450	389,282
1.40%, 09/20/52	JPY	92,000	616,427
1.50%, 12/20/44	JPY	50,150	360,475
1.50%, 03/20/45	JPY	75,000	538,520
1.60%, 06/20/45	JPY	30,950	226,144
1.70%, 06/20/33	JPY	61,300	469,000
1.70%, 12/20/43	JPY	96,400	721,708
1.70%, 03/20/44	JPY	86,400	646,436
1.70%, 06/20/44	JPY	55,450	413,879
1.70%, 09/20/44	JPY	64,150	478,492
1.80%, 11/22/32	JPY	26,000	200,539
1.80%, 03/20/43	JPY	185,400	1,411,407
1.80%, 09/20/43	JPY	29,650	225,533
1.90%, 09/20/42	JPY	188,350	1,458,831
1.90%, 06/20/43	JPY	77,250	597,697
2.00%, 12/20/33	JPY	14,550	114,556
2.00%, 09/20/40	JPY	121,600	956,256
2.00%, 09/20/41	JPY	198,300	1,558,101
2.00%, 03/20/42	JPY	160,900	1,264,292
2.10%, 09/20/33	JPY	38,950	309,292
2.20%, 09/20/39	JPY	108,400	876,597
2.20%, 03/20/41	JPY	161,950	1,310,391
2.30%, 05/20/32	JPY	24,800	198,577
2.30%, 03/20/35	JPY	47,600	387,340
2.30%, 06/20/35	JPY	45,550	371,164
2.30%, 12/20/35	JPY	45,650	372,912
2.30%, 12/20/36	JPY	43,100	353,916
2.30%, 03/20/39	JPY	131,050	1,075,334
2.30%, 03/20/40	JPY	158,950	1,303,348
2.40%, 03/20/34	JPY	43,200	353,209
2.40%, 12/20/34	JPY	42,600	349,435
2.40%, 03/20/37	JPY	111,400	925,370
2.40%, 09/20/38	JPY	141,950	1,180,821
2.50%, 06/20/34	JPY	50,950	421,183
2.50%, 09/20/34	JPY	39,700	328,485
2.50%, 09/20/35	JPY	36,550	304,528
2.50%, 03/20/36	JPY	52,000	434,489
2.50%, 06/20/36	JPY	43,950	367,726
2.50%, 09/20/36	JPY	36,900	309,114
2.50%, 09/20/37	JPY	85,800	721,731
2.50%, 03/20/38	JPY	161,500	1,358,427
Japan Government Twenty Year Bond 0.20%, 06/20/36	JPY	75,000	476,551
0.30%, 06/20/39	JPY	180,000	1,102,564
0.30%, 09/20/39	JPY	192,850	1,173,857
0.30%, 12/20/39	JPY	97,150	589,277
0.40%, 03/20/36	JPY	22,350	146,150
0.40%, 03/20/39	JPY	240,100	1,502,944
0.40%, 03/20/40	JPY	141,450	869,105
0.40%, 06/20/40	JPY	166,600	1,020,204
0.40%, 09/20/40	JPY	222,850	1,358,022
0.40%, 06/20/41	JPY	185,150	1,116,503
0.50%, 09/20/36	JPY	144,100	950,966
0.50%, 03/20/38	JPY	63,300	409,025
0.50%, 06/20/38	JPY	203,700	1,312,793

Security		Par (000)	Value

Japan (continued)
0.50%, 12/20/38	JPY	140,200	$894,896
0.50%, 12/20/40	JPY	172,600	1,067,498
0.50%, 03/20/41	JPY	365,250	2,251,706
0.50%, 09/20/41	JPY	220,200	1,348,507
0.50%, 12/20/41	JPY	157,850	964,903
0.60%, 12/20/36	JPY	107,100	714,396
0.60%, 06/20/37	JPY	89,200	591,505
0.60%, 09/20/37	JPY	110,000	726,690
0.60%, 12/20/37	JPY	89,350	588,564
0.70%, 03/20/37	JPY	73,500	495,650
0.70%, 09/20/38	JPY	63,850	422,489
0.80%, 03/20/42	JPY	150,350	969,148
0.90%, 06/20/42	JPY	173,950	1,140,774
1.00%, 12/20/35	JPY	120,500	852,143
1.20%, 12/20/34	JPY	105,650	767,129
1.20%, 03/20/35	JPY	74,250	538,273
1.20%, 09/20/35	JPY	102,900	746,019
1.30%, 06/20/35	JPY	37,700	276,472
1.40%, 09/20/34	JPY	120,000	890,822
1.50%, 06/20/32	JPY	65,950	495,023
1.50%, 03/20/33	JPY	59,400	446,366
1.50%, 03/20/34	JPY	56,400	423,117
1.50%, 06/20/34	JPY	85,050	638,297
1.60%, 06/20/30	JPY	59,800	443,713
1.60%, 03/20/32	JPY	46,700	353,032
1.60%, 06/20/32	JPY	36,700	277,789
1.60%, 03/20/33	JPY	89,100	675,565
1.60%, 12/20/33	JPY	121,150	918,123
1.70%, 09/20/31	JPY	50,400	381,616
1.70%, 12/20/31	JPY	66,600	505,917
1.70%, 03/20/32	JPY	45,450	346,385
1.70%, 06/20/32	JPY	44,550	340,021
1.70%, 12/20/32	JPY	102,050	780,493
1.70%, 06/20/33	JPY	141,600	1,083,367
1.70%, 09/20/33	JPY	119,050	910,895
1.80%, 06/20/30	JPY	18,100	136,128
1.80%, 09/20/30	JPY	48,850	368,526
1.80%, 06/20/31	JPY	47,800	363,800
1.80%, 09/20/31	JPY	88,950	678,711
1.80%, 12/20/31	JPY	80,100	613,278
1.80%, 03/20/32	JPY	101,700	781,352
1.80%, 12/20/32	JPY	55,950	431,612
1.90%, 12/20/23	JPY	35,000	240,675
1.90%, 03/20/24	JPY	24,250	167,502
1.90%, 03/20/25	JPY	31,500	221,639
1.90%, 06/20/25	JPY	40,200	284,251
1.90%, 12/20/28	JPY	63,050	469,766
1.90%, 03/20/29	JPY	25,150	187,946
1.90%, 09/20/30	JPY	75,200	571,231
1.90%, 03/20/31	JPY	55,950	427,466
1.90%, 06/20/31	JPY	135,800	1,041,275
2.00%, 12/20/24	JPY	53,100	372,673
2.00%, 09/20/25	JPY	39,650	282,364
2.00%, 12/20/25	JPY	56,050	401,086
2.00%, 03/20/27	JPY	38,350	280,047
2.00%, 06/20/30	JPY	51,700	394,049
2.00%, 12/20/30	JPY	60,550	464,593
2.00%, 03/20/31	JPY	72,550	558,298
2.10%, 03/20/24	JPY	7,300	50,559
2.10%, 09/20/24	JPY	70,600	494,022

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.10%, 03/20/25	JPY	29,900	$211,340
2.10%, 09/20/25	JPY	28,850	206,014
2.10%, 12/20/25	JPY	30,000	215,309
2.10%, 03/20/26	JPY	54,600	393,721
2.10%, 12/20/26	JPY	93,350	681,635
2.10%, 03/20/27	JPY	213,950	1,568,650
2.10%, 06/20/27	JPY	37,500	276,077
2.10%, 09/20/27	JPY	31,300	231,249
2.10%, 12/20/27	JPY	60,000	445,209
2.10%, 12/20/28	JPY	35,000	263,639
2.10%, 03/20/29	JPY	70,500	532,845
2.10%, 06/20/29	JPY	92,550	702,327
2.10%, 09/20/29	JPY	33,250	252,992
2.10%, 12/20/29	JPY	87,950	671,282
2.10%, 03/20/30	JPY	100,200	767,058
2.10%, 12/20/30	JPY	104,000	803,562
2.20%, 03/20/24	JPY	41,600	288,504
2.20%, 03/20/26	JPY	42,700	308,880
2.20%, 06/20/26	JPY	29,550	214,750
2.20%, 09/20/26	JPY	247,400	1,806,081
2.20%, 09/20/27	JPY	226,400	1,680,075
2.20%, 03/20/28	JPY	81,400	609,163
2.20%, 09/20/28	JPY	96,450	727,356
2.20%, 06/20/29	JPY	39,450	301,114
2.20%, 12/20/29	JPY	82,800	635,894
2.20%, 03/20/30	JPY	64,000	493,071
2.20%, 03/20/31	JPY	70,600	551,093
2.30%, 03/20/26	JPY	36,000	261,235
2.30%, 06/20/26	JPY	61,300	446,986
2.30%, 06/20/27	JPY	40,000	296,968
2.40%, 06/20/24	JPY	55,800	390,275
2.40%, 03/20/28	JPY	36,500	275,777
Japan Government Two Year Bond 0.00%, 01/01/24(c)	JPY	70,500	474,594
0.00%, 02/01/24(c)	JPY	118,650	798,748
0.00%, 03/01/24(c)	JPY	299,200	2,013,963
0.00%, 05/01/24(c)	JPY	50,000	336,558
0.00%, 06/01/24(c)	JPY	203,800	1,371,783
0.00%, 07/01/24(c)	JPY	45,750	307,938
0.00%, 08/01/24(c)	JPY	239,050	1,609,261

			161,288,552

Netherlands — 4.5%
Netherlands Government Bond 0.00%, 01/15/24(b)(c)	EUR	1,575	1,520,071
0.00%, 01/15/26(c)	EUR	980	905,717
0.00%, 01/15/27(b)(c)	EUR	1,875	1,695,837
0.00%, 01/15/29(c)	EUR	1,274	1,094,097
0.00%, 07/15/30(b)(c)	EUR	2,294	1,905,451
0.00%, 07/15/31(b)(c)	EUR	2,119	1,716,954
0.00%, 01/15/38(b)(c)	EUR	1,138	762,835
0.00%, 01/15/52(b)(c)	EUR	1,933	967,369
0.25%, 07/15/25(b)	EUR	3,172	2,989,246
0.25%, 07/15/29(b)	EUR	1,863	1,612,259
0.50%, 07/15/26(b)	EUR	2,748	2,564,445
0.50%, 07/15/32	EUR	1,378	1,135,203
0.50%, 01/15/40(b)	EUR	2,681	1,889,622
0.75%, 07/15/27(b)	EUR	2,392	2,216,906
0.75%, 07/15/28(b)	EUR	2,192	1,998,070
2.00%, 07/15/24(b)	EUR	2,564	2,535,226
2.00%, 01/15/54(b)	EUR	655	587,040

Security		Par (000)	Value

Netherlands (continued)
2.50%, 01/15/33(b)	EUR	2,385	$2,360,607
2.75%, 01/15/47(b)	EUR	2,818	2,903,524
3.75%, 01/15/42(b)	EUR	2,479	2,874,160
4.00%, 01/15/37(b)	EUR	2,228	2,554,769
5.50%, 01/15/28(b)	EUR	2,390	2,741,355

			41,530,763

New Zealand — 1.8%
New Zealand Government Bond 1.75%, 05/15/41	NZD	1,847	705,156
2.00%, 05/15/32	NZD	6,389	3,081,187
2.75%, 04/15/25(a)	NZD	7,700	4,305,857
2.75%, 04/15/37(a)	NZD	2,734	1,311,786
2.75%, 05/15/51	NZD	1,921	812,727
3.00%, 04/20/29	NZD	5,310	2,879,401
4.50%, 04/15/27(a)	NZD	5,489	3,221,894

			16,318,008

Norway — 1.8%
Norway Government Bond 1.25%, 09/17/31(b)	NOK	9,818	782,340
1.38%, 08/19/30(b)	NOK	5,994	492,134
1.50%, 02/19/26(b)	NOK	6,974	628,282
1.75%, 03/13/25(b)	NOK	69,380	6,403,343
1.75%, 02/17/27(b)	NOK	7,241	647,404
1.75%, 09/06/29(b)	NOK	32,655	2,801,203
2.00%, 04/26/28(b)	NOK	26,722	2,371,171
2.13%, 05/18/32(b)	NOK	24,134	2,060,344

			16,186,221

Singapore — 4.0%
Singapore Government Bond 0.50%, 11/01/25	SGD	1,618	1,057,678
1.25%, 11/01/26	SGD	2,100	1,375,785
1.63%, 07/01/31	SGD	2,112	1,290,728
1.88%, 03/01/50	SGD	2,934	1,596,228
1.88%, 10/01/51	SGD	1,703	926,196
2.00%, 02/01/24	SGD	2,307	1,605,382
2.13%, 06/01/26	SGD	2,835	1,932,590
2.25%, 08/01/36	SGD	4,020	2,487,567
2.38%, 06/01/25	SGD	4,823	3,343,358
2.38%, 07/01/39	SGD	832	515,457
2.63%, 05/01/28	SGD	3,487	2,374,860
2.75%, 04/01/42	SGD	2,443	1,601,135
2.75%, 03/01/46	SGD	3,292	2,166,102
2.88%, 07/01/29	SGD	2,203	1,507,910
2.88%, 09/01/30	SGD	4,459	3,034,142
3.00%, 09/01/24	SGD	4,860	3,426,478
3.00%, 08/01/72(a)	SGD	1,109	767,009
3.38%, 09/01/33	SGD	3,511	2,470,101
3.50%, 03/01/27	SGD	4,456	3,179,889

			36,658,595

Spain — 5.3%
Spain Government Bond 0.00%, 05/31/24(c)	EUR	1,535	1,465,311
0.00%, 01/31/25(c)	EUR	29	27,262
0.00%, 01/31/26(c)	EUR	1,570	1,434,193
0.00%, 01/31/27(c)	EUR	674	596,974
0.00%, 01/31/28(c)	EUR	669	573,419
0.10%, 04/30/31(b)	EUR	1,240	959,058
0.25%, 07/30/24(b)	EUR	780	745,621
0.50%, 04/30/30(b)	EUR	663	550,134

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
0.50%, 10/31/31(b)	EUR	1,034	$816,111
0.60%, 10/31/29(b)	EUR	1,152	977,269
0.70%, 04/30/32(b)	EUR	1,320	1,045,066
0.80%, 07/30/27(b)	EUR	944	857,501
0.80%, 07/30/29	EUR	360	310,402
0.85%, 07/30/37(b)	EUR	608	414,975
1.00%, 07/30/42(b)	EUR	351	222,548
1.00%, 10/31/50(b)	EUR	1,244	666,067
1.20%, 10/31/40(b)	EUR	1,092	736,770
1.25%, 10/31/30(b)	EUR	1,397	1,212,940
1.30%, 10/31/26(b)	EUR	1,265	1,195,517
1.40%, 04/30/28(b)	EUR	1,022	941,322
1.40%, 07/30/28(b)	EUR	1,250	1,146,938
1.45%, 10/31/27(b)	EUR	1,157	1,079,214
1.45%, 04/30/29(b)	EUR	1,828	1,661,764
1.45%, 10/31/71(b)	EUR	326	156,487
1.50%, 04/30/27(b)	EUR	2,107	1,987,375
1.60%, 04/30/25(b)	EUR	1,227	1,192,369
1.85%, 07/30/35(b)	EUR	1,019	848,933
1.90%, 10/31/52(b)	EUR	490	325,091
1.95%, 04/30/26(b)	EUR	1,215	1,181,932
1.95%, 07/30/30(b)	EUR	1,461	1,344,887
2.15%, 10/31/25(b)	EUR	972	956,141
2.35%, 07/30/33(b)	EUR	922	838,847
2.55%, 10/31/32(b)	EUR	760	707,470
2.70%, 10/31/48(b)	EUR	780	651,764
2.75%, 10/31/24(b)	EUR	1,284	1,281,957
2.90%, 10/31/46(b)	EUR	972	854,781
3.45%, 07/30/43(b)	EUR	188	181,665
3.45%, 07/30/66(b)	EUR	856	785,389
3.80%, 04/30/24(b)	EUR	988	998,037
4.20%, 01/31/37(b)	EUR	1,190	1,277,519
4.40%, 10/31/23(b)	EUR	443	446,739
4.65%, 07/30/25(b)	EUR	1,583	1,662,143
4.70%, 07/30/41(b)	EUR	1,070	1,224,448
4.80%, 01/31/24(b)	EUR	1,607	1,636,078
4.90%, 07/30/40(b)	EUR	1,113	1,300,273
5.15%, 10/31/28(b)	EUR	975	1,086,309
5.15%, 10/31/44(b)	EUR	775	944,714
5.75%, 07/30/32	EUR	1,474	1,784,535
5.90%, 07/30/26(b)	EUR	1,653	1,837,578
6.00%, 01/31/29	EUR	1,251	1,468,067

			48,597,904

Sweden — 2.2%
Sweden Government Bond 0.13%, 05/12/31(b)	SEK	2,070	156,746
0.75%, 05/12/28	SEK	3,765	312,782
0.75%, 11/12/29(b)	SEK	39,415	3,209,117
1.00%, 11/12/26(a)	SEK	63,360	5,434,366
1.50%, 11/13/23(b)	SEK	39,660	3,563,337
2.25%, 06/01/32(a)	SEK	34,620	3,149,545
2.50%, 05/12/25	SEK	28,160	2,554,094
3.50%, 03/30/39	SEK	18,445	1,987,667

			20,367,654

United Kingdom — 4.6%
United Kingdom Gilt 0.13%, 01/31/24(a)	GBP	1,300	1,433,442
0.13%, 01/30/26(a)	GBP	1,380	1,422,392
0.13%, 01/31/28(a)	GBP	660	630,260

Security		Par (000)	Value

United Kingdom (continued)
0.25%, 01/31/25(a)	GBP	400	$426,334
0.25%, 07/31/31(a)	GBP	716	617,309
0.38%, 10/22/26(a)	GBP	1,230	1,243,412
0.38%, 10/22/30(a)	GBP	910	814,729
0.50%, 01/31/29(a)	GBP	2,174	2,053,102
0.50%, 10/22/61(a)	GBP	834	376,355
0.63%, 06/07/25(a)	GBP	600	641,497
0.63%, 07/31/35(a)	GBP	1,255	986,451
0.63%, 10/22/50(a)	GBP	699	382,930
0.88%, 10/22/29(a)	GBP	635	606,824
0.88%, 07/31/33(a)	GBP	1,278	1,102,432
0.88%, 01/31/46(a)	GBP	538	342,485
1.00%, 04/22/24(a)	GBP	1,165	1,292,341
1.00%, 01/31/32(a)	GBP	1,050	959,699
1.13%, 01/31/39(a)	GBP	898	690,086
1.13%, 10/22/73(a)	GBP	440	247,906
1.25%, 07/22/27(a)	GBP	315	324,215
1.25%, 10/22/41(a)	GBP	1,081	809,394
1.25%, 07/31/51(a)	GBP	856	567,400
1.50%, 07/22/26(a)	GBP	1,384	1,477,084
1.50%, 07/22/47(a)	GBP	905	666,510
1.50%, 07/31/53(a)	GBP	230	161,318
1.63%, 10/22/28(a)	GBP	322	330,201
1.63%, 10/22/54(a)	GBP	770	559,226
1.63%, 10/22/71(a)	GBP	555	390,222
1.75%, 09/07/37(a)	GBP	746	652,072
1.75%, 01/22/49(a)	GBP	630	489,844
1.75%, 07/22/57(a)	GBP	258	195,277
2.50%, 07/22/65(a)	GBP	917	847,802
2.75%, 09/07/24(a)	GBP	1,010	1,145,527
3.25%, 01/22/44(a)	GBP	1,084	1,137,629
3.50%, 01/22/45(a)	GBP	873	951,899
3.50%, 07/22/68(a)	GBP	801	944,031
3.75%, 07/22/52(a)	GBP	545	637,895
4.00%, 01/22/60(a)	GBP	587	749,472
4.25%, 12/07/27(a)	GBP	534	627,660
4.25%, 06/07/32(a)	GBP	945	1,146,910
4.25%, 03/07/36(a)	GBP	780	936,545
4.25%, 09/07/39(a)	GBP	638	762,241
4.25%, 12/07/40(a)	GBP	804	963,795
4.25%, 12/07/46(a)	GBP	357	437,575
4.25%, 12/07/49(a)	GBP	991	1,238,079
4.25%, 12/07/55(a)	GBP	1,153	1,501,204
4.50%, 09/07/34(a)	GBP	745	921,050
4.50%, 12/07/42(a)	GBP	848	1,060,353
4.75%, 12/07/30(a)	GBP	640	797,187
4.75%, 12/07/38(a)	GBP	603	763,369
5.00%, 03/07/25(a)	GBP	676	801,578
6.00%, 12/07/28(a)	GBP	528	680,351

			41,944,901

Total Long-Term Investments — 99.0% (Cost: $1,209,969,906)			907,133,195

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2022	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	370	$370,000

Total Short-Term Securities — 0.0% (Cost: $370,000)		370,000

Total Investments — 99.0% (Cost: $1,210,339,906)		907,503,195

Other Assets Less Liabilities — 1.0%		8,854,701

Net Assets — 100.0%		$916,357,896

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$460,000	$—	$(90,000	)(a)	$—	$—	$370,000	370	$3,710	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$907,133,195	$—	$907,133,195
Money Market Funds	370,000	—	—	370,000

	$370,000	$907,133,195	$—	$907,503,195

See notes to financial statements.

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2022

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$54,552,134	$907,133,195
Investments, at value — affiliated(b)	—	370,000
Cash	709	2,736
Foreign currency, at value(c)	196,380	729,986
Receivables:
Investments sold	4,215,164	35,562,779
Capital shares sold	—	478,768
Dividends — affiliated	35	685
Interest — unaffiliated	314,937	6,263,322

Total assets	59,279,359	950,541,471

LIABILITIES
Payables:
Investments purchased	4,219,725	33,242,423
Capital shares redeemed	—	677,080
Investment advisory fees	16,284	264,072

Total liabilities	4,236,009	34,183,575

NET ASSETS	$55,043,350	$916,357,896

NET ASSETS CONSIST OF
Paid-in capital	$72,698,430	$1,247,022,253
Accumulated loss	(17,655,080)	(330,664,357)

NET ASSETS	$55,043,350	$916,357,896

NET ASSETVALUE
Shares outstanding	850,000	24,850,000

Net asset value	$64.76	$36.88

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$63,280,154	$1,209,969,906
(b) Investments, at cost — affiliated	$—	$370,000
(c) Foreign currency, at cost	$198,054	$738,945
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations

Year Ended October 31, 2022

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$74	$3,710
Interest — unaffiliated	3,109	6,490,888
Foreign taxes withheld	—	(558)

Total investment income	3,183	6,494,040

EXPENSES
Investment advisory	236,216	3,745,151
Professional	217	217

Total expenses	236,433	3,745,368

Net investment income (loss)	(233,250)	2,748,672

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,901,205)	(46,809,524)
Foreign currency transactions	(93,355)	(1,428,274)
In-kind redemptions — unaffiliated(a)	(728,305)	(11,487,313)

	(4,722,865)	(59,725,111)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(8,328,107)	(283,400,930)
Foreign currency translations	(11,703)	(140,567)

	(8,339,810)	(283,541,497)

Net realized and unrealized loss	(13,062,675)	(343,266,608)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,295,925)	$(340,517,936)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(233,250)	$(349,662)	$2,748,672	$1,706,805
Net realized gain (loss)	(4,722,865)	1,408,412	(59,725,111)	10,657,620
Net change in unrealized appreciation (depreciation)	(8,339,810)	(1,950,151)	(283,541,497)	(59,153,120)

Net decrease in net assets resulting from operations	(13,295,925)	(891,401)	(340,517,936)	(46,788,695)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(958,072)	—	(4,625,904)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(6,994,582)	20,246,747	78,292,063	147,069,339

NET ASSETS
Total increase (decrease) in net assets	(21,248,579)	19,355,346	(266,851,777)	100,280,644
Beginning of year	76,291,929	56,936,583	1,183,209,673	1,082,929,029

End of year	$55,043,350	$76,291,929	$916,357,896	$1,183,209,673

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19		Year Ended 10/31/18

Net asset value, beginning of year	$80.31	$81.34	$78.93	$80.16		$82.78

Net investment loss(a)	(0.25)	(0.49)	(0.14)	(0.00	)(b)	(0.06)
Net realized and unrealized gain (loss)(c)	(14.29)	(0.54)	2.55	0.20		(2.17)

Net increase (decrease) from investment operations	(14.54)	(1.03)	2.41	0.20		(2.23)

Distributions from net investment income(d)	(1.01)	—	—	(1.43)		(0.39)

Net asset value, end of year	$64.76	$80.31	$81.34	$78.93		$80.16

Total Return(e)
Based on net asset value	(18.32)%	(1.27)%	3.05%	0.25%		(2.71)%

Ratios to Average Net Assets(f)
Total expenses	0.35%	0.35%	0.35%	0.35%		0.35%

Total expenses after fees waived	0.35%	0.35%	0.17%	0.09%		0.01%

Net investment loss	(0.35)%	(0.59)%	(0.18)%	(0.01)%		(0.07)%

Supplemental Data
Net assets, end of year (000)	$55,043	$76,292	$56,937	$67,090		$76,156

Portfolio turnover rate(g)	69%	60%	71%	56%		47%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$51.00	$52.95	$50.76	$47.45	$48.72

Net investment income(a)	0.11	0.08	0.21	0.30	0.33
Net realized and unrealized gain (loss)(b)	(14.03)	(2.03)	2.10	3.16	(1.58)

Net increase (decrease) from investment operations	(13.92)	(1.95)	2.31	3.46	(1.25)

Distributions from net investment income(c)	(0.20)	—	(0.12)	(0.15)	(0.02)

Net asset value, end of year	$36.88	$51.00	$52.95	$50.76	$47.45

Total Return(d)
Based on net asset value	(27.42)%	(3.68)%	4.57%	7.31%	(2.57)%

Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	0.26%	0.14%	0.41%	0.62%	0.66%

Supplemental Data
Net assets, end of year (000)	$916,358	$1,183,210	$1,082,929	$903,457	$851,684

Portfolio turnover rate(f)	24%	21%	41%	9%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (continued)

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
1-3 Year International Treasury Bond	0.35%
International Treasury Bond	0.35

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.    PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$46,137,453	$46,520,460
International Treasury Bond	306,315,668	255,263,460

For the year ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year International Treasury Bond	$—	$6,592,124
International Treasury Bond	162,677,051	124,477,206

7.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to net operating loss, distributions paid in excess of taxable income, and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
1-3 Year International Treasury Bond	$(4,258,808)	$4,258,808
International Treasury Bond	(38,176,874)	38,176,874

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21
1-3 Year International Treasury Bond Ordinary income	$958,072	$—

International Treasury Bond Ordinary income	$4,625,904	$—

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Losses(c)	Total
1-3 Year International Treasury Bond	$ (8,404,881)	$ (9,036,506)	$ (213,693)	$(17,655,080)
International Treasury Bond	(20,331,032)	(310,333,325)	—	(330,664,357)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and amortization methods for premiums and discounts on fixed income securities.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$63,571,383	$26,211	$(9,046,537)	$(9,020,326)
International Treasury Bond	1,217,559,223	55,483	(310,159,515)	(310,104,032)

8.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21
iShares ETF	Shares	Amount	Shares	Amount
1-3 Year International Treasury Bond
Shares sold	—	$—	250,000	$20,246,747
Shares redeemed	(100,000)	(6,994,582)	—	—

	(100,000)	$(6,994,582)	250,000	$20,246,747

International Treasury Bond
Shares sold	5,050,000	$224,304,765	6,100,000	$324,357,341
Shares redeemed	(3,400,000)	(146,012,702)	(3,350,000)	(177,288,002)

	1,650,000	$78,292,063	2,750,000	$147,069,339

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

iShares 1-3 Year International Treasury Bond ETF

iShares International Treasury Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2022:

iShares ETF	Foreign Source Income Earned
1-3 Year International Treasury Bond	$3,109
International Treasury Bond	6,490,887

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends
International Treasury Bond	$1,666,512

I M P O R T A N T T A X I N F O R M A T I O N	33

Board Review and Approval of Investment Advisory Contract

iShares 1-3 Year International Treasury Bond ETF, iShares International Treasury Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited, (together the Advisory Agreements”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited, which were provided at the May 3, 2022 meeting and throughout the year and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFAand/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	35

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
1-3 Year International Treasury Bond(a)	$0.959734	$—	$0.048763	$1.008497	95%	—%	5%	100%
International Treasury Bond(a)	0.193778	—	0.003069	0.196847	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information  (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	37

Trustee and Officer Information  (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited) (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice Presidents.

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	39

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	41

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1003-1022

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

•	iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%
U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)
International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)
Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

Global Bond Market Overview

Global investment-grade bonds experienced a sizable decline the 12 months ended October 31, 2022 (the “reporting period”). The Bloomberg Global Aggregate Index, a broad measure of global bond market performance, returned -20.79% in U.S. dollar terms for the reporting period.

The poor returns for fixed income reflected the backdrop of sharply rising inflation worldwide. Annualized consumer price inflation in the United States came in above 7.5% in each month of 2022, with a peak of 9.1% in June. Inflation was even more pronounced overseas, particularly in Europe. Inflation rose more than 10% year-over-year in September across the region as a whole, with many Eastern European nations posting increases north of 20%. The trend of rising inflation, which had already begun in 2021, was exacerbated by Russia’s invasion of Ukraine in February 2022. The conflict, together with the sanctions that followed, further snarled global supply chains and contributed to a spike in food and energy prices across the globe.

Developed-market central banks responded by tightening monetary policy in dramatic fashion. In the United States, for example, the U.S. Federal Reserve wound down its stimulative quantitative easing program and raised interest rates from a range of 0%-0.25% to 3.0% - 3.25%. Other central banks followed suit, but the Bank of Japan—which continued to provide stimulus to the nation’s economy—was a notable outlier.

These events fueled a spike in bond yields across the globe. In the United States, the yield on the two-year note rose from 0.50% at the beginning of the period to 4.48% by the end of October 2022, while the 10-year issue climbed from 1.55% to 4.05%. The overseas markets experienced a similar trend directionally, with the weakest performance occurring in the United Kingdom and Continental Europe. Japan held up better in relative terms due to the more accommodative policy of its central bank. Emerging-market bonds, which are highly sensitive to global growth trends, were particularly weak in the annual period.

Corporate bonds generally underperformed government debt. In addition to being hurt by rising prevailing yields, the category was pressured by rising yield spreads over government issues – a trend caused by concerns about economic growth as well as the broader “risk-off” environment.

Unfavorable currency translation weighed on the returns of foreign debt for U.S-based investors. The U.S. dollar surged against most major currencies due in part to expectations that the nation’s stronger relative growth would cause the Fed to raise interest rates more aggressively than its global peers. As a result, the value of non-U.S. investments suffered larger losses in U.S. dollar terms than they did in their local markets. The effect was especially pronounced with respect to emerging-market bonds.

One notable outcome of the downturn in bond prices is that negative-yielding debt—which had risen to be a fairly sizable portion of the overall fixed-income market by late 2021—largely disappeared as yields climbed into positive territory in most countries. However, the real (after-inflation) yields on a large swath of the market remained negative at the close of the period.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Investment Objective

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBI® Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(24.42)%	(3.03)%	0.35%	(24.42)%	(14.25)%	3.56%
Fund Market	(24.89)	(3.17)	0.24	(24.89)	(14.88)	2.38
Index	(24.72)	(2.79)	0.83	(24.72)	(13.19)	8.58

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$890.40	$1.86		$1,000.00	$1,023.20	$1.99		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Portfolio Management Commentary

Emerging market sovereign bonds suffered losses and finished behind developed-market government debt in the 12-month period.

As was the case across the rest of the global bond market, the Index was hurt by the environment of sharply rising inflation and the aggressive interest rate hikes by the world’s major central banks. In addition, credit spreads widened amid a pronounced deterioration in investor sentiment and concerns about the trajectory of global growth.

Emerging markets were hurt by events specific occurring within the region. First, Russia’s invasion of Ukraine together with the sanctions that followed caused significant losses in Russian bonds contributing to underperformance across Eastern Europe. Second, China was a persistent source of concern. The government’s increased regulation of technology companies and continued lockdowns associated with its zero-COVID policy weighed on the nation’s financial assets, as did instability in the property market.

All countries represented in the Index finished with a negative total return. While Europe was by far the weakest performer, Africa also lagged due to general underperformance for higher-risk securities. Latin America outperformed modestly, thanks in part to relative strength for Brazil. Asia posted the smallest losses of the major regions. China was a source of relative strength despite its challenges. Indonesia, while losing ground in absolute terms, outpaced the broader market behind optimism about the country’s fiscal picture.

In terms of maturities, three- to ten-year issues outperformed. Those maturing in less than three years lagged, as did those with maturities of more than ten years. With respect to credit, higher-rated bonds generally outpaced their lower-rated counterparts.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	0.2%
Aa	7.1
A	14.7
Baa	32.2
Ba	17.5
B	18.4
Caa	4.0
Ca	1.8
Not Rated	4.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Mexico	5.9%
Indonesia	5.5
Saudi Arabia	5.3
Turkey	5.0
United Arab Emirates	5.0
Qatar	4.6
China	4.3
Brazil	3.9
Philippines	3.8
Oman	3.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments October 31, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	$55,259	$54,286,442

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	26,080	25,180,240

Chile — 0.9%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29 (Call 06/30/29)(a)	20,071	16,631,332
3.15%, 01/14/30 (Call 10/14/29)(a)	18,091	15,047,189
3.63%, 08/01/27 (Call 05/01/27)(a)	19,756	17,938,448
3.70%, 01/30/50 (Call 07/30/49)(a)	45,363	29,097,529
4.38%, 02/05/49 (Call 08/05/48)(a)	22,272	16,269,696
4.50%, 08/01/47 (Call 02/01/47)(a)	22,452	16,737,966
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(a)	17,455	12,925,428

		124,647,588

China — 2.5%
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(b)(c)	9,979	9,959,042
CNAC HK Finbridge Co. Ltd. 3.00%, 09/22/30(a)	15,745	11,306,642
3.38%, 06/19/24(a)	14,197	13,503,619
4.13%, 07/19/27(a)	15,823	13,704,300
5.13%, 03/14/28(a)	27,350	24,098,769
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(a)(b)(c)	15,494	14,641,830
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	15,563	13,660,268
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)	20,933	20,717,181
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)	23,282	22,243,623
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	15,489	14,595,285
Sinopec Group Overseas Development 2018 Ltd. 1.45%, 01/08/26(a)	18,638	16,669,827
2.15%, 05/13/25 (Call 04/13/25)(a)	15,790	14,685,805
2.30%, 01/08/31(a)	18,853	15,147,066
2.70%, 05/13/30 (Call 02/13/30)(a)	23,322	19,594,678
2.95%, 11/12/29 (Call 08/12/29)(a)	13,928	12,041,633
SPIC MTN Co. Ltd., 1.63%, 07/27/25(a)	15,761	14,217,210
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)	19,932	19,656,938
State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/27(a)	38,017	35,753,848
State Grid Overseas Investment BVI Ltd., 1.63%, 08/05/30 (Call 05/05/30)(a)	19,790	15,417,993
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	15,513	14,661,491

		336,277,048

Indonesia — 1.0%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/25 (Call 04/15/25)(a)	10,959	10,467,050
5.45%, 05/15/30 (Call 02/15/30)(a)	9,980	8,696,946
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/25(a)	12,151	11,544,787
Pertamina Persero PT 1.40%, 02/09/26 (Call 01/09/26)(a)	10,489	9,021,694
4.18%, 01/21/50 (Call 07/21/49)(a)	10,641	7,045,246

Security	Par (000)	Value

Indonesia (continued)
5.63%, 05/20/43(a)	$15,617	$12,817,028
6.00%, 05/03/42(a)	12,788	10,920,153
6.45%, 05/30/44(a)	16,449	14,714,659
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(a)	15,654	14,323,410
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.00%, 06/30/50 (Call 12/30/49)(a)	10,871	6,318,769
5.25%, 10/24/42(a)	10,125	7,320,375
5.45%, 05/21/28(a)	11,328	10,682,304
6.15%, 05/21/48(a)	10,842	8,470,312

		132,342,733

Kazakhstan — 0.8%
KazMunayGas National Co. JSC 4.75%, 04/19/27(a)	27,338	23,678,125
5.38%, 04/24/30(a)	33,940	27,762,920
5.75%, 04/19/47(a)	34,296	23,374,439
6.38%, 10/24/48(a)	41,377	29,433,529

		104,249,013

Malaysia — 1.9%
Petronas Capital Ltd. 2.48%, 01/28/32 (Call 10/28/31)(a)	32,887	26,123,624
3.40%, 04/28/61 (Call 10/28/60)(a)	47,693	29,426,667
3.50%, 03/18/25(a)	40,838	39,390,803
3.50%, 04/21/30 (Call 01/21/30)(a)	62,663	55,594,363
4.50%, 03/18/45(a)	39,624	32,729,820
4.55%, 04/21/50 (Call 10/21/49)(a)	75,165	61,125,659
4.80%, 04/21/60 (Call 10/21/59)(a)	27,580	22,675,173

		267,066,109

Mexico — 2.6%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(a)	8,861	8,391,921
Comision Federal de Electricidad, 4.69%, 05/15/29 (Call 03/15/29)(a)	11,240	9,471,808
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(a)	18,707	11,878,945
Petroleos Mexicanos 4.50%, 01/23/26	10,174	8,998,903
5.35%, 02/12/28	17,068	13,577,116
5.95%, 01/28/31 (Call 10/28/30)	34,020	24,443,370
6.35%, 02/12/48	14,579	8,365,722
6.38%, 01/23/45	9,283	5,421,272
6.49%, 01/23/27 (Call 11/23/26)	13,679	11,947,239
6.50%, 03/13/27	34,675	30,219,262
6.50%, 01/23/29	10,120	8,156,720
6.50%, 06/02/41	14,154	8,812,280
6.63%, 06/15/35	25,343	17,476,533
6.70%, 02/16/32 (Call 11/16/31)	60,619	45,544,000
6.75%, 09/21/47	49,839	29,978,158
6.84%, 01/23/30 (Call 10/23/29)	20,955	16,620,039
6.88%, 08/04/26	22,594	20,823,634
6.95%, 01/28/60 (Call 07/28/59)	34,226	20,407,253
7.69%, 01/23/50 (Call 07/23/49)	71,374	46,014,282
8.75%, 06/02/29	16,166	14,498,603

		361,047,060

Panama — 0.3%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61 (Call 08/11/60)(a)	28,279	19,084,790

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama (continued)
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)	$22,561	$16,234,050

		35,318,840

Peru — 0.3%
Petroleos del Peru SA 4.75%, 06/19/32(a)	20,560	15,103,890
5.63%, 06/19/47(a)	41,194	26,261,175

		41,365,065

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(a)	22,602	23,284,298

Qatar — 0.9%
Qatar Energy 1.38%, 09/12/26 (Call 08/12/26)(a)	20,583	18,074,344
2.25%, 07/12/31 (Call 04/12/31)(a)	47,021	37,734,353
Qatar Petroleum 3.13%, 07/12/41 (Call 01/12/41)(a)	46,741	32,917,349
3.30%, 07/12/51 (Call 01/12/51)(a)	52,748	35,604,900

		124,330,946

Saudi Arabia — 0.1%
Gaci First Investment Co. 5.00%, 10/13/27	5,600	5,499,200
5.25%, 10/13/32	6,000	5,858,940

		11,358,140

South Africa — 0.4%
Eskom Holdings SOC Ltd. 6.35%, 08/10/28(a)	24,337	21,789,220
7.13%, 02/11/25(a)	29,741	27,683,295

		49,472,515

United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	24,607	21,020,530
DP World Crescent Ltd. 3.88%, 07/18/29(a)	11,215	9,961,555
4.85%, 09/26/28(a)	11,199	10,583,055
DP World Ltd./United Arab Emirates 5.63%, 09/25/48(a)	14,459	11,856,380
6.85%, 07/02/37(a)	19,270	18,364,310
DP World Salaam, 6.00%, (Call 10/01/25)(a)(b)(c)	16,881	16,316,542
MDGH GMTN RSC Ltd. 2.50%, 11/07/24 (Call 10/07/24)(a)	9,712	9,182,696
2.50%, 05/21/26 (Call 04/21/26)(a)	11,461	10,449,567
2.88%, 11/07/29 (Call 08/07/29)(a)	12,163	10,439,655
2.88%, 05/21/30 (Call 02/21/30)(a)	10,210	8,546,408
3.38%, 03/28/32 (Call 12/28/31)(a)	10,395	8,770,781
3.40%, 06/07/51 (Call 12/07/50)(a)	10,927	7,598,854
3.70%, 11/07/49 (Call 05/07/49)(a)	17,458	12,796,714
3.95%, 05/21/50 (Call 11/21/49)(a)	22,293	17,127,991
5.50%, 04/28/33	11,500	11,433,300

		184,448,338

Venezuela — 0.0%
Petroleos de Venezuela SA 0.00%, 02/17/22(a)(d)(e)(f)	14,002	252,041
0.00%, 05/16/24(a)(d)(e)(f)	32,388	728,716
0.00%, 04/12/37(a)(d)(e)(f)	22,444	403,996
5.38%, 04/12/27(a)(d)(e)	24,185	483,700
6.00%, 11/15/26(a)(d)(e)	30,450	578,557
9.00%, 11/17/21(a)(d)(e)	28,268	508,825

Security	Par (000)	Value

Venezuela (continued)
9.75%, 05/17/35(a)(d)(e)	$31,912	$574,405

		3,530,240

Total Corporate Bonds & Notes — 13.8% (Cost: $2,492,188,912)		1,878,204,615

Foreign Government Obligations(g)

Angola — 1.3%
Angolan Government International Bond 8.00%, 11/26/29(a)	46,603	37,864,937
8.25%, 05/09/28(a)	47,890	40,107,875
8.75%, 04/14/32(a)	47,730	38,184,000
9.13%, 11/26/49(a)	34,256	25,709,128
9.38%, 05/08/48(a)	48,063	36,527,880

		178,393,820

Argentina — 1.2%
Argentine Republic Government International Bond 0.50%, 07/09/30 (Call 12/01/22)(h)	192,173	40,260,296
1.00%, 07/09/29 (Call 12/01/22)	31,647	6,471,834
1.50%, 07/09/35 (Call 12/01/22)(h)	243,833	48,278,945
1.50%, 07/09/46 (Call 12/01/22)(h)	26,525	5,351,318
3.50%, 07/09/41 (Call 12/01/22)(h)	123,862	29,417,310
3.88%, 01/09/38 (Call 12/01/22)(h)	135,248	34,767,082

		164,546,785

Azerbaijan — 0.4%
Republic of Azerbaijan International Bond 3.50%, 09/01/32(a)	30,044	24,022,056
4.75%, 03/18/24(a)	28,956	28,183,236

		52,205,292

Bahrain — 2.9%
Bahrain Government International Bond 5.25%, 01/25/33(a)	27,456	21,505,736
5.45%, 09/16/32(a)	27,178	21,898,402
5.63%, 09/30/31(a)	27,265	22,736,011
5.63%, 05/18/34(a)	27,686	21,814,353
6.00%, 09/19/44(a)	34,359	24,004,056
6.75%, 09/20/29(a)	33,317	31,220,111
7.00%, 01/26/26(a)	29,528	29,422,806
7.00%, 10/12/28(a)	44,091	42,170,286
7.38%, 05/14/30(a)	27,622	26,246,079
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(a)	24,420	24,333,004
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	27,978	28,656,466
CBB International Sukuk Programme Co. WLL 3.88%, 05/18/29(a)	27,495	23,556,341
3.95%, 09/16/27(a)	26,205	24,121,703
4.50%, 03/30/27(a)	27,724	26,126,405
6.25%, 11/14/24(a)	27,316	27,426,903

		395,238,662

Bolivia — 0.2%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	26,635	20,830,235

Brazil — 3.8%
Brazilian Government International Bond 2.88%, 06/06/25	31,453	29,518,640
3.75%, 09/12/31	24,476	20,119,272
3.88%, 06/12/30	62,155	52,202,431
4.25%, 01/07/25	72,393	70,370,521
4.50%, 05/30/29 (Call 02/28/29)	35,513	31,779,696

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) October 31, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
4.63%, 01/13/28 (Call 10/13/27)	$53,239	$49,888,270
4.75%, 01/14/50 (Call 07/14/49)	70,782	47,304,495
5.00%, 01/27/45	58,460	41,992,549
5.63%, 01/07/41	38,845	31,180,396
5.63%, 02/21/47	48,947	37,071,234
6.00%, 04/07/26	39,294	40,173,203
7.13%, 01/20/37	26,975	26,870,472
8.25%, 01/20/34	22,799	24,605,821
8.88%, 04/15/24	14,465	15,240,686

		518,317,686

Chile — 2.3%
Chile Government International Bond 2.45%, 01/31/31 (Call 10/31/30)	31,244	24,932,712
2.55%, 01/27/32 (Call 10/27/31)	26,646	20,880,472
2.55%, 07/27/33 (Call 04/27/33)	40,721	30,276,063
2.75%, 01/31/27 (Call 12/31/26)	27,392	24,584,320
3.10%, 05/07/41 (Call 11/07/40)	48,521	31,975,339
3.10%, 01/22/61 (Call 07/22/60)	35,018	19,529,101
3.24%, 02/06/28 (Call 11/06/27)	35,163	31,543,409
3.25%, 09/21/71 (Call 03/21/71)	17,314	9,522,700
3.50%, 01/31/34 (Call 10/31/33)	27,215	21,921,683
3.50%, 01/25/50 (Call 07/25/49)	41,341	27,137,783
3.50%, 04/15/53 (Call 10/15/52)	26,524	16,947,178
3.86%, 06/21/47	23,263	16,557,440
4.00%, 01/31/52 (Call 07/31/51)	18,771	13,252,326
4.34%, 03/07/42 (Call 09/07/41)	33,804	26,045,982

		315,106,508

China — 1.7%
China Development Bank, 1.00%, 10/27/25(a)	15,813	14,146,942
China Government International Bond 0.55%, 10/21/25(a)	35,429	31,460,598
0.75%, 10/26/24(a)	15,518	14,403,497
1.20%, 10/21/30(a)	31,465	25,125,117
1.25%, 10/26/26(a)	23,602	20,977,458
1.75%, 10/26/31(a)	15,398	12,588,943
1.95%, 12/03/24(a)	31,182	29,548,999
2.13%, 12/03/29(a)	31,098	27,174,987
2.63%, 11/02/27(a)	15,567	14,312,611
3.50%, 10/19/28(a)	15,618	14,830,267
Export-Import Bank of China (The) 2.88%, 04/26/26(a)	15,630	14,797,234
3.63%, 07/31/24(a)	18,718	18,358,240

		237,724,893

Colombia — 3.0%
Colombia Government International Bond 3.00%, 01/30/30 (Call 10/30/29)	29,192	20,624,148
3.13%, 04/15/31 (Call 01/15/31)	47,447	32,539,746
3.25%, 04/22/32 (Call 01/22/32)	34,726	23,040,701
3.88%, 04/25/27 (Call 01/25/27)	35,413	29,487,962
3.88%, 02/15/61 (Call 08/15/60)	24,154	12,202,299
4.00%, 02/26/24 (Call 11/26/23)	23,470	22,476,926
4.13%, 02/22/42 (Call 08/22/41)	18,990	10,567,935
4.13%, 05/15/51 (Call 11/15/50)	26,975	14,268,089
4.50%, 01/28/26 (Call 10/28/25)	28,489	25,574,219
4.50%, 03/15/29 (Call 12/15/28)	37,855	30,539,521
5.00%, 06/15/45 (Call 12/15/44)	83,095	50,417,891
5.20%, 05/15/49 (Call 11/15/48)	51,615	31,349,661
5.63%, 02/26/44 (Call 08/26/43)	44,306	28,643,829
6.13%, 01/18/41	46,697	33,367,925

Security	Par (000)	Value

Colombia (continued)
7.38%, 09/18/37	$33,919	$28,540,719
8.13%, 05/21/24	18,808	18,840,914

		412,482,485

Costa Rica — 0.6%
Costa Rica Government International Bond 6.13%, 02/19/31(a)	32,993	30,576,263
7.00%, 04/04/44(a)	27,337	23,121,976
7.16%, 03/12/45(a)	35,544	30,641,150

		84,339,389

Croatia — 0.3%
Croatia Government International Bond, 6.00%, 01/26/24(a)	39,986	40,168,436

Dominican Republic — 3.2%
Dominican Republic International Bond 4.50%, 01/30/30(a)	44,442	35,478,604
4.88%, 09/23/32(a)	68,212	52,322,867
5.30%, 01/21/41(a)	32,419	22,233,355
5.50%, 01/27/25(a)	25,998	25,377,298
5.50%, 02/22/29 (Call 12/22/28)(a)	40,059	34,821,286
5.88%, 01/30/60(a)	69,401	46,498,670
5.95%, 01/25/27(a)	37,301	34,731,894
6.00%, 07/19/28(a)	28,471	25,905,051
6.00%, 02/22/33 (Call 11/22/32)(a)	37,954	31,627,543
6.40%, 06/05/49(a)	32,674	23,398,668
6.50%, 02/15/48(a)	21,962	15,960,883
6.85%, 01/27/45(a)	43,334	33,294,054
6.88%, 01/29/26(a)	33,476	32,791,834
7.45%, 04/30/44(a)	33,407	27,869,790

		442,311,797

Ecuador — 1.3%
Ecuador Government International Bond 0.00%, 07/31/30(a)(f)	27,621	8,490,019
1.50%, 07/31/40(a)(h)	92,679	30,051,219
2.50%, 07/31/35(a)(h)	231,680	84,172,111
5.50%, 07/31/30(a)(h)	100,476	53,239,779

		175,953,128

Egypt — 2.7%
Egypt Government International Bond 5.75%, 05/29/24(a)	26,803	25,228,324
5.80%, 09/30/27(a)	27,352	19,864,390
5.88%, 06/11/25(a)	33,905	29,115,918
5.88%, 02/16/31(a)	35,415	21,532,320
6.59%, 02/21/28(a)	29,617	21,176,155
7.05%, 01/15/32(a)	24,075	15,134,147
7.30%, 09/30/33(a)	25,276	15,702,715
7.50%, 01/31/27(a)	47,152	37,898,420
7.50%, 02/16/61(a)	35,592	20,109,480
7.60%, 03/01/29(a)	41,801	29,887,715
7.63%, 05/29/32(a)	39,744	25,195,212
7.90%, 02/21/48(a)	33,780	18,874,575
8.50%, 01/31/47(a)	57,376	33,780,120
8.70%, 03/01/49(a)	34,192	20,216,020
8.88%, 05/29/50(a)	46,560	27,586,800

		361,302,311

El Salvador — 0.2%
El Salvador Government International Bond 7.12%, 01/20/50 (Call 07/20/49)(a)	29,298	9,829,479
7.65%, 06/15/35(a)	26,904	9,581,187

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

El Salvador (continued)
9.50%, 07/15/52 (Call 01/15/52)(a)	$27,624	$10,359,000

		29,769,666

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	26,441	13,291,560

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(a)	27,371	19,096,405

Ghana — 0.7%
Ghana Government International Bond 6.38%, 02/11/27(a)	33,071	9,921,300
7.63%, 05/16/29(a)	27,871	7,664,525
7.75%, 04/07/29(a)	27,505	7,792,510
7.88%, 02/11/35(a)	28,340	7,860,808
8.13%, 01/18/26(a)	25,955	9,437,741
8.13%, 03/26/32(a)	34,260	9,592,800
8.63%, 04/07/34(a)	27,300	7,678,125
8.63%, 06/16/49(a)	27,093	7,269,391
8.95%, 03/26/51(a)	26,111	7,299,656
10.75%, 10/14/30(a)	27,631	17,821,995

		92,338,851

Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(a)	38,407	32,977,210

Hungary — 1.6%
Hungary Government International Bond 2.13%, 09/22/31(a)	59,338	42,252,365
3.13%, 09/21/51(a)	54,144	29,501,712
5.25%, 06/16/29(a)	48,239	44,238,178
5.38%, 03/25/24	43,126	42,648,919
5.50%, 06/16/34(a)	33,687	28,903,446
5.75%, 11/22/23	2,300	2,291,087
7.63%, 03/29/41	34,452	34,318,498

		224,154,205

India — 0.7%
Export-Import Bank of India 2.25%, 01/13/31(a)	27,346	19,980,628
3.25%, 01/15/30(a)	27,352	22,252,493
3.38%, 08/05/26(a)	25,716	23,322,710
3.88%, 02/01/28(a)	27,721	24,582,983

		90,138,814

Indonesia — 4.4%
Indonesia Government International Bond 1.85%, 03/12/31	12,076	9,209,278
2.15%, 07/28/31 (Call 04/28/31)	13,667	10,644,680
2.85%, 02/14/30	13,299	11,260,928
3.05%, 03/12/51	20,013	12,710,456
3.50%, 01/11/28	13,797	12,588,038
3.55%, 03/31/32 (Call 12/31/31)	11,059	9,456,662
3.70%, 10/30/49	10,831	7,528,736
3.85%, 07/18/27(a)	11,043	10,282,413
3.85%, 10/15/30	16,858	15,054,194
4.10%, 04/24/28	11,309	10,614,910
4.13%, 01/15/25(a)	21,464	20,938,132
4.20%, 10/15/50	17,858	13,350,819
4.35%, 01/08/27(a)	13,736	13,193,428
4.35%, 01/11/48	19,424	15,055,737
4.45%, 04/15/70	10,791	8,040,482

Security	Par (000)	Value

Indonesia (continued)
4.63%, 04/15/43(a)	$15,863	$13,247,350
4.65%, 09/20/32 (Call 06/20/32)	16,471	15,196,309
4.75%, 01/08/26(a)	22,188	21,692,930
4.75%, 02/11/29	13,794	13,226,515
4.75%, 07/18/47(a)	10,932	9,061,945
5.13%, 01/15/45(a)	21,590	18,893,625
5.25%, 01/17/42(a)	24,477	22,095,082
5.25%, 01/08/47(a)	16,475	14,664,562
5.35%, 02/11/49	10,933	9,594,910
5.88%, 01/15/24(a)	13,695	13,800,280
5.95%, 01/08/46(a)	13,364	12,869,532
6.63%, 02/17/37(a)	15,342	15,781,165
6.75%, 01/15/44(a)	21,282	21,922,801
7.75%, 01/17/38(a)	21,136	23,319,613
8.50%, 10/12/35(a)	17,896	20,969,638
Perusahaan Penerbit SBSN Indonesia III 1.50%, 06/09/26(a)	13,854	12,158,409
2.55%, 06/09/31(a)	10,966	8,774,006
2.80%, 06/23/30(a)	11,085	9,258,054
4.15%, 03/29/27(a)	22,254	21,096,792
4.33%, 05/28/25(a)	22,535	22,074,441
4.35%, 09/10/24(a)	14,757	14,575,305
4.40%, 06/06/27(a)	19,565	18,680,662
4.40%, 03/01/28(a)	19,168	18,141,314
4.45%, 02/20/29(a)	13,235	12,484,741
4.55%, 03/29/26(a)	19,455	18,966,193
4.70%, 06/06/32(a)	17,126	16,014,694

		598,489,761

Iraq — 0.3%
Iraq International Bond, 5.80%, 01/15/28 (Call 12/15/22)(a)	50,487	42,828,382

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(a)	33,930	26,355,128

Jamaica — 0.9%
Jamaica Government International Bond 6.75%, 04/28/28	36,869	38,511,975
7.88%, 07/28/45	49,639	52,611,135
8.00%, 03/15/39	33,872	37,286,721

		128,409,831

Jordan — 0.7%
Jordan Government International Bond 5.75%, 01/31/27(a)	26,141	23,899,409
5.85%, 07/07/30(a)	34,016	28,148,240
6.13%, 01/29/26(a)	25,834	24,635,948
7.38%, 10/10/47(a)	27,586	20,586,053

		97,269,650

Kazakhstan — 1.2%
Kazakhstan Government International Bond 3.88%, 10/14/24(a)	36,929	36,612,796
4.88%, 10/14/44(a)	26,053	19,797,023
5.13%, 07/21/25(a)	68,736	70,166,568
6.50%, 07/21/45(a)	41,371	36,453,022

		163,029,409

Kenya — 0.9%
Republic of Kenya Government International Bond 6.30%, 01/23/34(a)	27,625	17,403,750
6.88%, 06/24/24(a)	52,810	46,076,725

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kenya (continued)
7.25%, 02/28/28(a)	$26,489	$19,999,195
8.00%, 05/22/32(a)	32,571	22,636,845
8.25%, 02/28/48(a)	27,471	17,306,730

		123,423,245

Kuwait — 0.8%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	117,712	112,216,321

Lebanon — 0.1%
Lebanon Government International Bond 6.00%, 01/27/23(a)(d)(e)	26,384	1,505,537
6.10%, 10/04/24	30,361	1,846,328
6.60%, 12/31/99(a)(d)(e)	40,896	2,320,848
6.65%, 12/31/99(a)(d)(e)	37,648	2,124,759
6.75%, 12/31/99(a)(d)(e)	24,274	1,377,550
6.85%, 12/31/99(a)(d)(e)	30,836	1,740,307
7.00%, 12/31/99(a)(d)(e)	26,258	1,490,141

		12,405,470

Malaysia — 0.4%
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(a)	25,694	24,638,940
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(a)	27,362	26,127,290

		50,766,230

Mexico — 3.1%
Mexico Government International Bond 2.66%, 05/24/31 (Call 02/24/31)	30,798	23,853,051
3.25%, 04/16/30 (Call 01/16/30)	19,488	16,367,484
3.50%, 02/12/34 (Call 11/12/33)	25,348	19,365,872
3.75%, 01/11/28	16,480	15,095,680
3.75%, 04/19/71 (Call 10/19/70)	27,520	15,768,960
3.77%, 05/24/61 (Call 11/24/60)	26,952	15,696,171
4.13%, 01/21/26	18,859	18,142,358
4.15%, 03/28/27	20,818	19,849,963
4.28%, 08/14/41 (Call 02/14/41)	27,939	20,269,744
4.35%, 01/15/47	13,297	9,297,927
4.40%, 02/12/52 (Call 08/12/51)	25,569	17,501,980
4.50%, 04/22/29	27,252	25,344,360
4.50%, 01/31/50 (Call 07/31/49)	20,300	14,429,494
4.60%, 01/23/46	20,453	14,928,133
4.60%, 02/10/48	18,180	13,115,734
4.75%, 04/27/32 (Call 01/27/32)	21,361	19,329,035
4.75%, 03/08/44	32,790	24,885,561
4.88%, 05/19/33 (Call 02/19/33)	18,488	16,315,660
5.00%, 04/27/51 (Call 10/27/50)	22,338	16,925,223
5.55%, 01/21/45	24,878	21,073,221
5.75%, 10/12/2110	23,446	17,845,337
6.05%, 01/11/40	24,644	22,684,802
6.75%, 09/27/34	14,966	14,978,160
8.30%, 08/15/31	9,533	10,607,250

		423,671,160

Morocco — 0.3%
Morocco Government International Bond 3.00%, 12/15/32(a)	26,878	19,315,203
4.00%, 12/15/50(a)	34,525	20,333,067

		39,648,270

Nigeria — 1.9%
Nigeria Government International Bond 6.13%, 09/28/28(a)	35,037	23,036,828
6.50%, 11/28/27(a)	40,679	28,780,392
7.14%, 02/23/30(a)	34,049	22,131,850

Security	Par (000)	Value

Nigeria (continued)
7.38%, 09/28/33(a)	$38,269	$23,057,072
7.63%, 11/21/25(a)	29,824	25,648,640
7.63%, 11/28/47(a)	40,851	23,080,815
7.70%, 02/23/38(a)	34,658	20,274,930
7.88%, 02/16/32(a)	40,302	25,793,280
8.25%, 09/28/51(a)	33,845	19,460,875
8.38%, 03/24/29(a)	34,568	24,975,380
8.75%, 01/21/31(a)	28,071	19,649,700

		255,889,762

Oman — 3.7%
Oman Government International Bond 4.75%, 06/15/26(a)	52,151	49,282,695
4.88%, 02/01/25(a)	25,885	25,108,450
5.38%, 03/08/27(a)	43,167	41,116,567
5.63%, 01/17/28(a)	52,648	50,015,600
6.00%, 08/01/29(a)	47,551	45,114,011
6.25%, 01/25/31(a)	36,067	34,353,818
6.50%, 03/08/47(a)	43,384	35,737,570
6.75%, 10/28/27(a)	30,754	30,798,209
6.75%, 01/17/48(a)	61,062	51,215,752
7.00%, 01/25/51(a)	22,453	19,141,183
7.38%, 10/28/32(a)	21,356	21,783,120
Oman Sovereign Sukuk Co. 4.40%, 06/01/24(a)	35,768	34,873,800
4.88%, 06/15/30(a)	39,277	37,295,966
5.93%, 10/31/25(a)	34,169	34,425,268

		510,262,009

Pakistan — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	26,801	13,804,084
Pakistan Government International Bond 6.00%, 04/08/26(a)	36,019	11,259,900
6.88%, 12/05/27(a)	41,599	12,900,266
7.38%, 04/08/31(a)	38,981	11,796,040
8.25%, 04/15/24(a)	24,111	10,008,717

		59,769,007

Panama — 2.6%
Panama Government International Bond 2.25%, 09/29/32 (Call 06/29/32)	57,712	40,012,451
3.16%, 01/23/30 (Call 10/23/29)	35,337	28,728,981
3.30%, 01/19/33 (Call 10/19/32)	22,504	17,170,552
3.75%, 03/16/25 (Call 12/16/24)	28,500	27,187,219
3.87%, 07/23/60 (Call 01/23/60)	65,723	37,725,002
3.88%, 03/17/28 (Call 12/17/27)	27,385	24,762,886
4.30%, 04/29/53	38,993	25,243,093
4.50%, 05/15/47	26,051	18,004,497
4.50%, 04/16/50 (Call 10/16/49)	56,092	37,960,261
4.50%, 04/01/56 (Call 10/01/55)	57,679	37,862,659
4.50%, 01/19/63 (Call 07/19/62)	34,534	21,963,624
6.70%, 01/26/36	44,526	43,309,884

		359,931,109

Paraguay — 0.5%
Paraguay Government International Bond 4.95%, 04/28/31 (Call 01/28/31)(a)	27,492	25,083,014
5.40%, 03/30/50 (Call 09/30/49)(a)	32,337	24,622,604
6.10%, 08/11/44(a)	27,329	23,482,443

		73,188,061

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 2.9%
Peruvian Government International Bond 1.86%, 12/01/32 (Call 09/01/32)	$21,739	$15,010,779
2.39%, 01/23/26 (Call 12/23/25)	21,514	19,353,188
2.78%, 01/23/31 (Call 10/23/30)	78,165	61,594,020
2.78%, 12/01/60 (Call 06/01/60)	42,448	22,332,954
3.00%, 01/15/34 (Call 10/15/33)	47,119	35,080,095
3.23%, 07/28/2121 (Call 01/28/21)	21,455	11,288,012
3.30%, 03/11/41 (Call 09/11/40)	27,254	18,341,942
3.55%, 03/10/51 (Call 09/10/50)	35,927	23,460,331
3.60%, 01/15/72 (Call 07/15/71)	21,635	12,688,928
4.13%, 08/25/27	21,216	19,900,608
5.63%, 11/18/50	54,107	49,399,691
6.55%, 03/14/37	24,258	24,171,581
7.35%, 07/21/25	32,597	33,815,313
8.75%, 11/21/33	46,444	54,740,059

		401,177,501

Philippines — 3.6%
Philippine Government International Bond 1.65%, 06/10/31	23,962	17,824,373
2.46%, 05/05/30	19,183	15,756,149
2.65%, 12/10/45	28,902	17,452,762
2.95%, 05/05/45	23,524	15,116,758
3.00%, 02/01/28	38,354	34,522,819
3.20%, 07/06/46	42,497	27,787,088
3.70%, 03/01/41	36,667	27,320,948
3.70%, 02/02/42	36,949	27,438,697
3.75%, 01/14/29	28,700	26,371,282
3.95%, 01/20/40	37,774	28,901,265
4.20%, 01/21/24	21,420	21,020,731
4.20%, 03/29/47	19,493	15,129,005
5.00%, 01/13/37	25,791	23,343,692
5.50%, 03/30/26	19,579	19,679,049
6.38%, 01/15/32	19,600	20,190,156
6.38%, 10/23/34	36,153	37,060,802
7.75%, 01/14/31	31,038	34,921,164
9.50%, 02/02/30	38,102	45,726,591
10.63%, 03/16/25	28,460	31,700,456

		487,263,787

Poland — 0.7%
Republic of Poland Government International Bond 3.25%, 04/06/26	52,195	48,893,666
4.00%, 01/22/24	46,196	45,453,977

		94,347,643

Qatar — 3.6%
Qatar Government International Bond 3.25%, 06/02/26(a)	47,488	44,917,474
3.38%, 03/14/24(a)	18,942	18,578,692
3.40%, 04/16/25(a)	27,471	26,519,405
3.75%, 04/16/30(a)	40,879	38,016,244
4.00%, 03/14/29(a)	53,963	51,255,137
4.40%, 04/16/50(a)	67,177	56,427,336
4.50%, 04/23/28(a)	40,485	39,619,026
4.63%, 06/02/46(a)	27,042	23,813,726
4.82%, 03/14/49(a)	78,357	69,754,185
5.10%, 04/23/48(a)	78,544	72,935,173
5.75%, 01/20/42(a)	13,691	13,947,569
6.40%, 01/20/40(a)	12,175	13,257,114
9.75%, 06/15/30(a)	17,927	23,160,967

		492,202,048

Security	Par (000)	Value

Romania — 1.5%
Romanian Government International Bond 3.00%, 02/27/27(a)	$35,172	$30,100,637
3.00%, 02/14/31(a)	34,424	25,394,155
3.63%, 03/27/32(a)	27,974	20,513,684
4.00%, 02/14/51(a)	54,982	31,985,778
5.13%, 06/15/48(a)	32,806	22,837,077
5.25%, 11/25/27(a)	27,710	25,325,208
6.00%, 05/25/34(a)	27,154	22,831,423
6.13%, 01/22/44(a)	27,790	22,159,051

		201,147,013

Saudi Arabia — 5.1%
KSA Sukuk Ltd. 2.25%, 05/17/31(a)	21,853	17,646,297
2.97%, 10/29/29(a)	25,628	22,372,988
3.63%, 04/20/27(a)	48,885	46,097,577
4.30%, 01/19/29(a)	20,193	19,311,172
5.27%, 10/25/28	22,850	22,987,100
Saudi Government International Bond 2.25%, 02/02/33(a)	32,029	24,595,069
2.50%, 02/03/27(a)	14,215	12,851,782
2.75%, 02/03/32(a)	11,671	9,586,997
2.90%, 10/22/25(a)	27,283	25,707,407
3.25%, 10/26/26(a)	60,454	56,791,697
3.25%, 10/22/30(a)	16,485	14,418,935
3.25%, 11/17/51(a)	13,868	8,913,934
3.45%, 02/02/61(a)	24,842	15,880,745
3.63%, 03/04/28(a)	54,157	50,398,504
3.75%, 01/21/55(a)	30,426	21,128,727
4.00%, 04/17/25(a)	45,545	44,435,068
4.38%, 04/16/29(a)	44,527	42,504,138
4.50%, 04/17/30(a)	33,192	31,753,127
4.50%, 10/26/46(a)	70,573	56,048,371
4.50%, 04/22/60(a)	33,258	26,061,967
4.63%, 10/04/47(a)	47,846	38,414,118
5.00%, 04/17/49(a)	39,563	33,537,061
5.25%, 01/16/50(a)	37,025	32,748,242
5.50%, 10/25/32	23,200	23,524,800

		697,715,823

Senegal — 0.3%
Senegal Government International Bond 6.25%, 05/23/33(a)	30,052	22,403,766
6.75%, 03/13/48(a)	27,511	17,423,060

		39,826,826

Serbia — 0.2%
Serbia International Bond, 2.13%, 12/01/30(a)	31,398	21,611,636

South Africa — 2.9%
Republic of South Africa Government International Bond 4.30%, 10/12/28	47,840	40,747,720
4.67%, 01/17/24	28,236	27,720,693
4.85%, 09/27/27	24,049	21,761,339
4.85%, 09/30/29	48,020	40,675,941
4.88%, 04/14/26	30,345	28,425,679
5.00%, 10/12/46	23,517	14,731,931
5.38%, 07/24/44	24,090	16,024,367
5.65%, 09/27/47	35,976	23,879,070
5.75%, 09/30/49	69,395	45,974,187
5.88%, 09/16/25	47,753	47,179,964
5.88%, 06/22/30	34,005	30,122,054

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
5.88%, 04/20/32	$30,484	$26,025,715
7.30%, 04/20/52	38,192	29,694,280

		392,962,940

Sri Lanka — 0.4%
Sri Lanka Government International Bond 6.20%, 05/11/27(a)(d)(e)	41,097	8,737,633
6.75%, 04/18/28(a)(d)(e)	31,371	6,897,699
6.83%, 07/18/26(a)(d)(e)	27,516	6,204,858
6.85%, 03/14/24(a)(d)(e)	25,121	5,641,235
6.85%, 11/03/25(a)(d)(e)	39,354	8,775,942
7.55%, 03/28/30(a)(d)(e)	41,056	8,963,038
7.85%, 03/14/29(a)(d)(e)	38,451	8,334,254

		53,554,659

Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	25,307	24,331,099

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(a)	26,816	16,756,648

Turkey — 4.9%
Hazine Mustesarligi Varlik Kiralama AS 4.49%, 11/25/24(a)	11,394	10,523,783
5.13%, 06/22/26(a)	27,758	24,458,268
7.25%, 02/24/27(a)	32,994	30,432,841
9.76%, 11/13/25	26,700	27,033,750
Turkey Government International Bond 4.25%, 03/13/25	21,946	19,833,697
4.25%, 04/14/26	16,873	14,320,959
4.75%, 01/26/26	19,745	17,276,875
4.88%, 10/09/26	31,980	27,143,025
4.88%, 04/16/43	33,396	19,536,660
5.13%, 02/17/28	22,137	17,875,628
5.25%, 03/13/30	21,965	16,336,469
5.60%, 11/14/24	26,994	25,779,270
5.75%, 03/22/24	28,653	28,115,756
5.75%, 05/11/47	37,728	23,202,720
5.88%, 06/26/31	19,219	14,438,274
5.95%, 01/15/31	25,303	19,325,166
6.00%, 03/25/27	35,391	30,745,931
6.00%, 01/14/41	32,405	20,820,212
6.13%, 10/24/28	31,305	26,022,281
6.35%, 08/10/24	25,133	24,525,096
6.38%, 10/14/25	26,932	24,945,765
6.50%, 09/20/33	16,540	12,405,000
6.63%, 02/17/45	32,885	22,320,694
6.75%, 05/30/40	20,473	14,663,786
6.88%, 03/17/36	30,320	22,740,000
7.25%, 12/23/23	12,721	12,832,309
7.25%, 03/05/38	10,888	8,574,300
7.38%, 02/05/25	34,801	34,061,479
7.63%, 04/26/29	33,977	29,942,231
8.00%, 02/14/34	16,413	14,361,375
8.60%, 09/24/27	22,130	21,217,137
11.88%, 01/15/30	15,793	17,332,818

		673,143,555

Ukraine — 0.5%
Ukraine Government International Bond 6.88%, 05/21/31(a)(d)(e)	47,682	6,907,930
7.25%, 03/15/35(a)(d)(e)	69,849	10,424,963

Security	Par (000)	Value

Ukraine (continued)
7.38%, 09/25/34(a)(d)(e)	$79,173	$11,866,053
7.75%, 09/01/25(a)(d)(e)	36,984	7,750,459
7.75%, 09/01/26(a)(d)(e)	35,493	5,851,908
7.75%, 09/01/27(a)(d)(e)	35,605	5,914,881
7.75%, 09/01/28(a)(d)(e)	35,949	6,380,948
7.75%, 09/01/29(a)(d)(e)	36,177	6,326,453
9.75%, 11/01/30(a)(d)(e)	44,230	8,107,912

		69,531,507

United Arab Emirates — 3.5%
Abu Dhabi Government International Bond 1.63%, 06/02/28(a)	22,022	18,605,837
1.70%, 03/02/31(a)	16,872	13,247,684
1.88%, 09/15/31(a)	19,522	15,352,833
2.13%, 09/30/24(a)	30,819	29,283,829
2.50%, 04/16/25(a)	31,662	30,074,942
2.50%, 09/30/29(a)	32,951	28,508,793
2.70%, 09/02/70(a)	16,480	9,247,340
3.00%, 09/15/51(a)	13,944	8,957,277
3.13%, 05/03/26(a)	28,072	26,524,531
3.13%, 10/11/27(a)	45,068	41,893,523
3.13%, 04/16/30(a)	33,637	30,121,933
3.13%, 09/30/49(a)	44,324	29,636,134
3.88%, 04/16/50(a)	43,547	33,580,180
4.13%, 10/11/47(a)	33,464	27,038,912
Emirate of Dubai Government International Bonds 3.90%, 09/09/50(a)	14,421	9,335,795
5.25%, 01/30/43(a)	11,084	9,229,508
Finance Department Government of Sharjah, 4.00%, 07/28/50(a)	11,299	6,491,982
RAK Capital, 3.09%, 03/31/25(a)	10,304	9,793,952
Sharjah Sukuk Program Ltd. 2.94%, 06/10/27(a)	11,151	9,494,380
3.23%, 10/23/29(a)	11,573	9,423,315
3.85%, 04/03/26(a)	11,105	10,034,756
4.23%, 03/14/28(a)	12,746	11,190,988
UAE International Government Bond 2.00%, 10/19/31(a)	10,059	7,954,783
2.88%, 10/19/41(a)	11,291	7,955,215
3.25%, 10/19/61(a)	22,015	14,430,833
4.05%, 07/07/32(a)	19,393	17,978,523
4.95%, 07/07/52(a)	15,156	13,754,070

		479,141,848

Uruguay — 2.3%
Uruguay Government International Bond 4.38%, 10/27/27	40,110	39,516,402
4.38%, 01/23/31 (Call 10/23/30)	60,074	57,175,588
4.50%, 08/14/24	467	464,712
4.98%, 04/20/55	70,409	61,203,121
5.10%, 06/18/50	106,652	95,440,190
5.75%, 10/28/34	26,175	26,567,194
7.63%, 03/21/36	28,617	33,693,202

		314,060,409

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	26,535	25,437,114

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Zambia — 0.2%
Zambia Government International Bond 8.50%, 04/14/24(a)(d)(e)	$26,938	$10,371,130
8.97%, 07/30/27(a)(d)(e)	34,279	12,683,230

		23,054,360

Total Foreign Government Obligations — 84.0% (Cost: $15,963,958,275)		11,485,507,359

Total Long-Term Investments — 97.8% (Cost: $18,456,147,187)		13,363,711,974

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(i)(j)	122,810	122,810,000

Total Short-Term Securities — 0.9% (Cost: $122,810,000)		122,810,000

Total Investments — 98.7% (Cost: $18,578,957,187)		13,486,521,974

Other Assets Less Liabilities — 1.3%		182,647,148

Net Assets — 100.0%		$13,669,169,122

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Perpetual security with no stated maturity date.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Zero-coupon bond.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$75,320,000	$47,490,000	(a)	$—	$—	$—	$122,810,000	122,810	$1,186,746	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,878,204,615	$—	$1,878,204,615
Foreign Government Obligations	—	11,485,507,359	—	11,485,507,359
Money Market Funds	122,810,000	—	—	122,810,000

	$122,810,000	$13,363,711,974	$—	$13,486,521,974

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Statement of Assets and Liabilities

October 31, 2022

iShares J.P. Morgan USD Emerging Markets Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$13,363,711,974
Investments, at value — affiliated(b)	122,810,000
Foreign currency, at value(c)	28,269
Receivables:
Investments sold	33,708,176
Capital shares sold	82,616,958
Dividends — affiliated	256,464
Interest — unaffiliated	187,966,479

Total assets	13,791,098,320

LIABILITIES
Bank overdraft	1,528
Payables:
Investments purchased	103,240,988
Capital shares redeemed	14,177,566
Investment advisory fees	4,509,116

Total liabilities	121,929,198

NET ASSETS	$13,669,169,122

NET ASSETS CONSIST OF
Paid-in capital	$20,258,045,817
Accumulated loss	(6,588,876,695)

NET ASSETS	$13,669,169,122

NET ASSETVALUE
Shares outstanding	172,600,000

Net asset value	$79.20

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$18,456,147,187
(b) Investments, at cost — affiliated	$122,810,000
(c) Foreign currency, at cost	$29,101

See notes to financial statements.

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended October 31, 2022

iShares J.P. Morgan USD Emerging Markets Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$1,186,746
Interest — unaffiliated	791,327,703
Other income — unaffiliated	90,957

Total investment income	792,605,406

EXPENSES
Investment advisory	64,113,534
Professional	217

Total expenses	64,113,751

Net investment income	728,491,655

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(629,282,814)
Foreign currency transactions	(103)
In-kind redemptions — unaffiliated(a)	(283,037,745)

(912,320,662)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(4,367,348,513)
Foreign currency translations	(832)

(4,367,349,345)

Net realized and unrealized loss	(5,279,670,007)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,551,178,352)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Changes in Net Assets

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$728,491,655	$746,027,008
Net realized gain (loss)	(912,320,662)	357,793,022
Net change in unrealized appreciation (depreciation)	(4,367,349,345)	(413,985,153)

Net increase (decrease) in net assets resulting from operations	(4,551,178,352)	689,834,877

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(739,764,342)	(746,778,545)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(677,716,605)	2,486,514,963

NET ASSETS
Total increase (decrease) in net assets	(5,968,659,299)	2,429,571,295
Beginning of year	19,637,828,421	17,208,257,126

End of year	$13,669,169,122	$19,637,828,421

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$109.65	$109.82	$113.14	$104.57	$115.92

Net investment income(a)	4.17	4.32	4.63	5.25	5.07
Net realized and unrealized gain (loss)(b)	(30.34)	(0.14)	(3.39)	9.44	(11.50)

Net increase (decrease) from investment operations	(26.17)	4.18	1.24	14.69	(6.43)

Distributions from net investment income(c)	(4.28)	(4.35)	(4.56)	(6.12)	(4.92)

Net asset value, end of year	$79.20	$109.65	$109.82	$113.14	$104.57

Total Return(d)
Based on net asset value	(24.42)%	3.80%	1.20%	14.50%	(5.68)%

Ratios to Average Net Assets(e)
Total expenses	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	4.44%	3.86%	4.22%	4.81%	4.60%

Supplemental Data
Net assets, end of year (000)	$13,669,169	$19,637,828	$17,208,257	$14,482,306	$14,744,730

Portfolio turnover rate(f)	8%	7%	10%	11%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Notes to Financial Statements

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Diversified

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

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Notes to Financial Statements (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.3800
Over $33 billion, up to and including $47 billion	0.3610
Over $47 billion	0.3430

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

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Notes to Financial Statements (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2022, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
J.P. Morgan USD Emerging Markets Bond	$13,445,811	$8,346,083	$(1,336,046)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.    PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
J.P. Morgan USD Emerging Markets Bond	$1,341,227,117	$1,270,252,533

For the year ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$8,976,366,334	$9,690,648,968
7.    INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
J.P. Morgan USD Emerging Markets Bond	$(290,728,907)	$ 290,728,907

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21
J.P. Morgan USD Emerging Markets Bond Ordinary income	$739,764,342	$746,778,545

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
J.P. Morgan USD Emerging Markets Bond	$65,837,696	$(1,501,668,073)		$(5,153,046,318)		$(6,588,876,695)

(a)	Amounts available to offset future realized capital gains.

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Notes to Financial Statements (continued)

(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments and the accrual of income on securities in default.

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets Bond	$18,639,567,460	$3,670,593	$(5,156,716,079)	$(5,153,045,486)

8.    PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities

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Notes to Financial Statements (continued)

may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21
iShares ETF	Shares	Amount	Shares	Amount

J.P. Morgan USD Emerging Markets Bond
Shares sold	101,500,000	$9,328,406,270	77,600,000	$8,640,122,153
Shares redeemed	(108,000,000)	(10,006,122,875)	(55,200,000)	(6,153,607,190)

	(6,500,000)	$(677,716,605)	22,400,000	$2,486,514,963

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of iShares J.P. Morgan USD Emerging Markets Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares J.P. Morgan USD Emerging Markets Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	25

Important Tax Information (unaudited)

The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned for the fiscal year ended October 31, 2022:

iShares ETF	Foreign Source Income Earned
J.P. Morgan USD Emerging Markets Bond	$792,444,925

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2022:

iShares ETF	Federal Obligation Interest
J.P. Morgan USD Emerging Markets Bond	$8,710

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends
J.P. Morgan USD Emerging Markets Bond	$707,762,850

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

iShares ETF	Interest-Related Dividends
J.P. Morgan USD Emerging Markets Bond	$1,020,047

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Board Review and Approval of Investment Advisory Contract

iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited, (together the Advisory Agreements”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	27

Board Review and Approval of Investment Advisory Contract  (continued)

presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited, which were provided at the May 3, 2022 meeting and throughout the year and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	29

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
J.P. Morgan USD Emerging Markets Bond	$4.282293	$—	$—	$4.282293	100%	—%	—%	100%

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive and the Alternative Investment Fund Managers Regulations 2013 (as amended) and the “Guidelines on sound remuneration policies under the AIFMD” issued by the European Securities and Markets Authority (together the “Regulations”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, non-EU and non-UK managers are only required to comply with certain disclosure, reporting and transparency obligations of the Regulations if such managers market a fund to EU investors.

The Company has registered the iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) to be marketed to United Kingdom and EU investors in the Netherlands, Finland and Sweden.

Report on Remuneration

The Company is required under the Regulations to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

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Supplemental Information (unaudited) (continued)

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of total & aggregate remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending December 31, 2021 were as follows:

iShares ETF	Total Remuneration	Fixed Remuneration	Variable Remuneration	No. of Beneficiaries	Senior Management Remuneration	Risk Taker Remuneration
J.P. Morgan USD Emerging Markets Bond	$1,759,866	$822,852	$937,014	661	$215,411	$22,262

Disclosures Under the EU Sustainable Finance Disclosure Regulation

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investments do not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation.

S U P P L E M E N T A L I N F O R M A T I O N	31

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	33

Trustee and Officer Information (unaudited) (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice Presidents.

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	35

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1014-1022

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

• iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ

• iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca

• iShares BB Rated Corporate Bond ETF | HYBB | NYSE Arca

• iShares Convertible Bond ETF | ICVT | Cboe BZX

• iShares Floating Rate Bond ETF | FLOT | Cboe BZX

• iShares USD Green Bond ETF | BGRN | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S. bond market experienced a considerable decline for the 12 months ended October 31, 2022 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. fixed-income performance, returned -15.68%.

The U.S. Federal Reserve’s (Fed’s) shift toward tighter monetary policy was the primary factor driving the market downturn. Annualized consumer price inflation, which had been under 3.0% for over a decade, began to rise throughout 2021 and ultimately climbed above 6.0% in the year’s fourth calendar quarter. The inflation picture soon grew even more challenging following Russia’s invasion of Ukraine in early 2022, which—together with the resulting sanctions—further snarled global supply chains and contributed to a spike in energy prices. Inflation exceeded 8.0% in March 2022 and remained above that level through the end of the reporting period, with a peak of 9.1% in June.

The Fed moved aggressively in an effort to calm price pressures, ending its stimulative quantitative easing program and boosting interest rates from a range of 0.0%-0.25% to 3.0-3.25% in five separate increases from March to September 2022. This marked the largest move in such a short interval since 1980. In addition, the Fed appeared set to continue raising rates until inflation showed signs of returning closer to its longer-term target of 2%. Some evidence began to emerge later in the period that the Fed’s rate hikes had begun to reduce activity in certain segments of the economy, but there was still no sign that consumer price inflation had started to decline in a meaningful fashion. As a result, market prices at the end of October indicated that the central bank would not stop tightening until rates reached the 4.5-5.0% range.

These circumstances weighed heavily on bond market performance. The yield on the two-year U.S. Treasury note rose from 0.50% at the beginning of the period to 4.48% by the end of October 2022, while the 10-year yield climbed from 1.55% to 4.05%. The yield curve inverted significantly as result, meaning that short-term yields were higher those on longer-term debt. In late September, the yield curve moved to its largest inversion since 1982.

The surge in U.S. Treasury yields, together with investors’ increased aversion to risk, fueled weakness across all sectors of the bond market. Mortgage-backed securities, which were hurt by concerns about the housing market and the loss of demand stemming from Fed’s decision to end its quantitative easing policy, posted negative returns. Still, the category held up better than the broader index.

Investment-grade corporate bonds were among the worst-performing segments of the market. In addition to being adversely affected by rising Treasury yields, the asset class was pressured by a pronounced increase in yield spreads. The latter trend reflected concerns that weaker economic growth could lead to a slowdown in corporate earnings. Notably, the yield on corporate bonds—as gauged by the ICE BofA US Corporate Index—closed the period at the highest level since 2009.

High yield bonds also experienced sizable losses. As was the case with investment-grade corporates, a rise in both prevailing yields and yield spreads weighed heavily on performance. However, the category outperformed the investment-grade market due to its lower interest-rate sensitivity and higher weighting in the energy sector. Higher-rated issuers in the category—which are seen as having the least vulnerability to slowing growth—generally outperformed their lower-quality counterparts.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(6.35)%	0.93%	1.33%	(6.35)%	4.73%	12.70%
Fund Market	(6.29)	0.93	1.34	(6.29)	4.74	12.81
Index	(6.36)	0.97	1.42	(6.36)	4.92	13.60

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was October 15, 2013. The first day of secondary market trading was October 17, 2013.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 979.30	$ 0.30		$ 1,000.00	$ 1,024.90	$ 0.31		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Portfolio Management Commentary

All major segments of the fixed-income market, including high quality corporate bonds, experienced negative returns over the 12-month period, as hawkish monetary policy and rising Treasury yields weighed on performance.

Entering the period, U.S. inflation was already running well above the 2% target of the U.S. Federal Reserve (Fed). Inflation would spike in the wake of Russia’s late-February invasion of Ukraine, which exacerbated ongoing supply-chain pressures and led to sharply higher commodity prices. Consumer price inflation rose by at least 7.5% on a year-over-year basis in each of the first nine months of 2022, hitting a peak of 9.1% in June. In response, the Fed aggressively raised its benchmark overnight lending rate, bringing the Fed funds target to a range of 3.0% to 3.25%, as compared to 0% to 0.25% at the start of 2022. In addition, the market anticipated significant further rate increases from the Fed in the coming months.

The U.S. Treasury yield curve moved dramatically higher in response to the Fed’s policy tightening, with the two-year yield moving from 0.50% to 4.48% over the 12 months, an increase of 398 basis points. Longer-term Treasury yields, which are less directly influenced by changes in Fed funds, rose to a more moderate degree, as reflected in the bellwether 10-year note yield which increased from 1.55% to 4.05%, or 250 basis points. As a result, short-term Treasury yields were higher than long-term yields at the end of the period, raising concerns that the economy was on the verge of recession.

Returns for investment grade corporate bonds with maturities of five years or less held up better than for their longer-term counterparts but were nonetheless negative for the reporting period, as both rising Treasury yields and widening credit spreads had a negative impact on performance. In terms of credit quality, lower-rated issues in the Moody’s A and Baa rating categories accounted for the great majority of the negative return for the Index, primarily due to their significant weights within the Index. In terms of maturities, more interest rate-sensitive bonds with maturities closest to five years weighed most heavily on performance given the rise in Treasury yields seen during the period.

Portfolio Information

CREDIT QUALITY ALLOCATION
Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.6%
Aa	4.8
A	49.2
Baa	41.3
Ba	1.0
Not Rated	1.1

MATURITY ALLOCATION
Maturity	Percent of Total Investments	(a)

0-1 Year	13.3%
1-5 Years	85.2
5-10 Years	1.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF

Investment Objective

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Bloomberg U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(18.93)%	(0.70)%	0.98%	(18.93)%	(3.45)%	10.24%
Fund Market	(18.86)	(0.72)	0.92	(18.86)	(3.53)	9.58
Index	(18.84)	(0.58)	1.11	(18.84)	(2.88)	11.67

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 922.90	$ 0.73		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022 (continued)	iShares® Aaa - A Rated Corporate Bond ETF

Portfolio Management Commentary

All major segments of the fixed-income market, including high quality corporate bonds, experienced steeply negative returns over the 12-month period, as hawkish monetary policy and rising Treasury yields weighed on performance.

Entering the period, U.S. inflation was already running well above the 2% target of the U.S. Federal Reserve (Fed). Inflation would spike in the wake of Russia’s late-February invasion of Ukraine, which exacerbated ongoing supply-chain pressures and led to sharply higher commodity prices. Consumer price inflation rose by at least 7.5% on a year-over-year basis in each of the first nine months of 2022, hitting a peak of 9.1% in June. In response, the Fed aggressively raised its benchmark overnight lending rate, bringing the Fed funds target to a range of 3.0% to 3.25%, as compared to 0% to 0.25% at the start of 2022. In addition, the market anticipated significant further rate increases from the Fed in the coming months.

The U.S. Treasury yield curve moved dramatically higher in response to the Fed’s policy tightening, with the two-year yield moving from 0.50% to 4.48% over the 12 months, an increase of 398 basis points. Longer-term Treasury yields, which are less directly influenced by changes in Fed funds, rose to a more moderate degree, as reflected in the bellwether 10-year note yield which increased from 1.55% to 4.05%, or 250 basis points. As a result, short-term Treasury yields were higher than long-term yields at the end of the period, raising concerns that the economy was on the verge of recession.

Returns for corporate bonds rated Aaa to A were notably negative for the reporting period. While A-rated bonds actually slightly outperformed their higher quality counterparts, the segment accounted for the majority of the Index’s negative return due to its heavy weight within the Index. In terms of maturities, more interest rate sensitive bonds with maturities of greater than 10 years weighed most heavily on performance given the rise in Treasury yields seen during the period.

Portfolio Information

MATURITY ALLOCATION
Maturity	Percent of Total Investments	(a)

1-5 Years	40.3%
5-10 Years	26.2
10-15 Years	5.8
15-20 Years	7.0
More than 20 Years	20.7

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)

Microsoft Corp., 2.92%, 03/17/52	0.2%
Microsoft Corp., 2.53%, 06/01/50	0.2
Amazon.com Inc., 3.15%, 08/22/27	0.2
Apple Inc., 3.25%, 02/23/26	0.2
Wells Fargo & Co., 5.01%, 04/04/51	0.2
Microsoft Corp., 3.30%, 02/06/27	0.2
Apple Inc., 4.65%, 02/23/46	0.2
Comcast Corp., 2.94%, 11/01/56	0.2
Visa Inc., 3.15%, 12/14/25	0.1
Shell International Finance BV, 6.38%, 12/15/38	0.1

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® BB Rated Corporate Bond ETF

Investment Objective

The iShares BB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers, as represented by the ICE BofA BB US High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(11.30)%	(2.11)%	(11.30)%	(4.32)%
Fund Market	(11.24)	(2.00)	(11.24)	(4.10)
Index	(11.12)	(1.90)	(11.12)	(3.89)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was October 6, 2020. The first day of secondary market trading was October 8, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 965.20	$ 0.74		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2022 (continued)	iShares® BB Rated Corporate Bond ETF

Portfolio Management Commentary

High-yield bonds, including those rated BB, lost considerable ground in the annual period. A surge in inflation prompted the U.S. Federal Reserve (Fed) to tighten monetary policy by winding down its stimulative quantitative easing program and beginning to raise interest rates. The Fed hiked rates by a total of three percentage points over the 12-month period, bringing the benchmark Fed funds rate to a range of 3.0% to 3.25%.

High yield bonds were also pressured by rising spreads relative to U.S. Treasuries. At their peak in early July, spreads stood at their highest level in nearly two years. The spread widening was the result of an increase investor risk aversion that was driven, in part, by Russia’s invasion of Ukraine and elevated volatility in the equity market. In addition, investors became more cautious on corporate credit given the prospect of slowing economic growth and a concurrent downturn in corporate earnings in 2023. High yield bond funds experienced significant outflows as a result, further weighing on prices.

Returns for corporate bonds rated BB or the equivalent were notably negative for the reporting period. However, BB-rated bonds outperformed their higher quality, investment grade counterparts due to their lower interest rate sensitivity in a rising rate environment. That said, within the Index performance was weakest for bonds with maturities of greater than 10 years, followed by the 7-10 year maturity range. From a sector perspective, Financial issuers underperformed while Energy issuers outperformed.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

1-5 Years	36.1%
5-10 Years	55.5
10-15 Years	2.7
15-20 Years	1.6
More than 20 Years	4.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	0.6%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	0.6
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.5
Sprint Capital Corp., 6.88%, 11/15/28	0.4
Sprint Capital Corp., 8.75%, 03/15/32	0.4
Tenet Healthcare Corp., 4.88%, 01/01/26	0.3
Sprint Corp., 7.13%, 06/15/24	0.3
Carnival Corp., 4.00%, 08/01/28	0.3
Tenet Healthcare Corp., 6.13%, 06/15/30	0.3
United Airlines Inc., 4.38%, 04/15/26	0.3

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Convertible Bond ETF

Investment Objective

The iShares Convertible Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million, as represented by the Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(25.08)%	9.42%	8.80%	(25.08)%	56.85%	86.93%
Fund Market	(25.36)	9.30	8.76	(25.36)	55.98	86.44
Index	(24.87)	9.96	9.35	(24.87)	60.77	93.96

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was June 2, 2015. The first day of secondary market trading was June 4, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 922.00	$ 0.97		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2022 (continued)	iShares® Convertible Bond ETF

Portfolio Management Commentary

U.S. dollar-denominated convertible bonds experienced significant declines over the reporting period. Convertible bonds are hybrid securities that have features of both debt and equity. The bonds represented in the Index pay interest on a periodic basis, similar to standard corporate bonds, but they also have an equity conversion feature and can be redeemed for shares of the issuer’s stock. Due to their convertibility feature, these securities advance or decline with stocks but with less volatility given their fixed-income component.

Entering the period, U.S. inflation was already running well above the 2% target of the U.S. Federal Reserve (Fed). Inflation would spike in the wake of Russia’s late-February invasion of Ukraine, which exacerbated ongoing supply-chain pressures and led to sharply higher commodity prices. Consumer price inflation rose by at least

7.5% on a year-over-year basis in each of the first nine months of 2022, hitting a peak of 9.1% in June. In response, the Fed aggressively raised its benchmark overnight lending rate, bringing the Fed funds target to a range of 3.0% to 3.25%, as compared to 0% to 0.25% at the start of 2022. In addition, the market anticipated significant further rate increases from the Fed in the coming months. The U.S. Treasury yield curve moved dramatically higher in response to the Fed’s policy tightening,

Convertible securities experienced a sizable downturn beginning late in the first quarter of 2022 and extending into the second quarter, in keeping with the direction across the financial markets. Investor risk sentiment weakened dramatically on tighter Fed policy, recession fears, and the war in Ukraine. Additionally, the prospect of a higher interest rate regime for an extended period weighed on assets with more distant cash flows, such the type of growth company heavily represented in the convertible market. New issue supply of convertibles fell off sharply from the robust levels seen during the post-pandemic rebound, as waning investor demand led to less favorable pricing. As a result, the index returned -24.87% over the reporting period.

Much of the convertible universe is unrated, and unrated issues accounted for the great majority of the Index’s negative return. In sector terms, technology issues are the largest Index constituent and the sector accounted for roughly half of the negative Index return, as rising interest rates weighed on assets with more distant cash flows.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	7.5%
1-5 Years	81.8
5-10 Years	8.3
More than 20 Years	2.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Palo Alto Networks Inc., 0.38%, 06/01/25	1.8%
Palo Alto Networks Inc., 0.75%, 07/01/23	1.6
Pioneer Natural Resources Co., 0.25%, 05/15/25	1.4
Ford Motor Co. , 03/15/26	1.2
DexCom Inc., 0.75%, 12/01/23	1.2
DISH Network Corp., 3.38%, 08/15/26	1.1
Southwest Airlines Co., 1.25%, 05/01/25	1.0
Sea Ltd., 0.25%, 09/15/26	1.0
Pinduoduo Inc. , 12/01/25	0.9
Airbnb Inc. , 03/15/26	0.8

(a)	Excludes money market funds.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Floating Rate Bond ETF

Investment Objective

The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Bloomberg US Floating Rate Note<5 Years Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.21%	1.41%	1.19%	0.21%	7.23%	12.53%
Fund Market	(0.05)	1.36	1.12	(0.05)	7.01	11.82
Index	0.43	1.68	1.43	0.43	8.69	15.31

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,005.20	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2022 (continued)	iShares® Floating Rate Bond ETF

Portfolio Management Commentary

While most segments of the fixed-income market experienced steeply negative returns over the 12-month period against a backdrop of hawkish monetary policy and rising Treasury yields, investment grade floating rate bonds managed to post a small positive return as gauged by the Index.

Entering the period, U.S. inflation was already running well above the 2% target of the U.S. Federal Reserve (Fed). Inflation would spike in the wake of Russia’s late-February invasion of Ukraine, which exacerbated ongoing supply-chain pressures and led to sharply higher commodity prices. Consumer price inflation rose by at least 7.5% on a year-over-year basis in each of the first nine months of 2022, hitting a peak of 9.1% in June. In response, the Fed aggressively raised its benchmark overnight lending rate, bringing the Fed funds target to a range of 3.0% to 3.25%, as compared to 0% to 0.25% at the start of 2022. In addition, the market anticipated significant further rate increases from the Fed in the coming months.

The U.S. Treasury yield curve moved dramatically higher in response to the Fed’s policy tightening, with the two-year yield moving from 0.50% to 4.48% over the 12 months, an increase of 398 basis points. Longer-term Treasury yields, which are less directly influenced by changes in Fed funds, rose to a more moderate degree, as reflected in the bellwether 10-year note yield which increased from 1.55% to 4.05%, or 250 basis points. As a result, short-term Treasury yields were higher than long-term yields at the end of the period, raising concerns that the economy was on the verge of recession.

The Index principally comprises U.S. dollar-denominated bonds with interest rates that reset periodically. Floating rate bonds are generally attractive to investors in a rising interest-rate environment. Because their coupon rates adjust to reflect shifts in short-term interest rates, their prices are not very sensitive to changing interest rates. That said, prices for floating rate bonds can fluctuate based on changes in the economic outlook and credit sentiment, as a weaker economy can impact the ability of companies to service their debts. Investment-grade floating-rate bonds posted a modest positive performance for the reporting period, as investors were attracted to their relative price stability in a rising interest rate environment.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	16.4%
Aa	13.7
A	52.7
Baa	14.4
Ba	0.4
Not Rated	2.4

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
0-1 Year	27.7%
1-5 Years	72.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® USD Green Bond ETF

Investment Objective

The iShares USD Green Bond ETF (the “Fund”) (formerly the iShares Global Green Bond ETF) seeks to track the investment results of an index composed of U.S.dollar-denominated investment-grade green bonds that are issued by U.S. and non-U.S. issuers to fund environmental projects, as represented by Bloomberg MSCI USD Green Bond Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(15.69)%	(0.71)%	(15.69)%	(2.77)%
Fund Market	(15.95)	(0.69)	(15.95)	(2.70)
Index(a)	(15.35)	(0.54)	(15.35)	(2.11)
Bloomberg MSCI Global Green Bond Select (USD Hedged) Index	(17.23)	(1.10)	(17.23)	(4.29)
Bloomberg MSCI USD Green Bond Select Index (b)	N/A	N/A	N/A	N/A

(a)

Index performance through February 28, 2022 reflects the performance of the Bloomberg MSCI Global Green Bond Select (USD Hedged) Index. Index performance beginning on March 1, 2022 reflects the performance of the Bloomberg MSCI USD Green Bond Select Index, which, effective as of March 1, 2022, replaced the Bloomberg MSCI Global Green Bond Select (USD Hedged) Index as the underlying index of the fund.

(b)

The inception date of the Bloomberg MSCI USD Green Bond Select Index was December 10, 2021. The cumulative total return for this index for the period December 10, 2021 through April 30, 2022 was -15.13%.

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$936.60	$0.39		$1,000.00	$1,024.80	$0.41		0.08%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	15

Fund Summary as of October 31, 2022 (continued)	iShares® USD Green Bond ETF

Portfolio Management Commentary

Green bonds seek to raise funds for projects that aim to positively affect the environment, typically by promoting energy efficiency or reducing carbon emissions. Projects financed using green bonds can include investments in renewable energy generation, wastewater collection and treatment, sustainable forest management, and upgrading equipment to improve energy efficiency.

Effective March 1, 2022, enhancements were made to the iShares Global Green Bond ETF to change its focus from global to U.S. dollar-denominated, investment-grade green bonds. The change is a result of the substantial growth seen in the USD green bond market since the inception of the fund in 2018.

Interest in green bonds continued to grow over the period given the outlook for spending to support efforts to move toward zero carbon emissions and renewable energy sources. In this vein the U.S. Inflation Reduction Act of 2022 included incentives in support of green initiatives.

The Index had a negative return for the period as a sharp rise in U.S. Treasury yields along with an increase in risk aversion on the part of investors given heightened geopolitical uncertainty and recession fears led to weakness across all sectors of the bond market. Investment-grade corporate bonds, which constitute roughly half of the Index, were among the weakest-performing segments of the market. In addition to being adversely affected by rising market interest rates, prices for the asset class were pressured by an increase in credit spreads as investors became concerned that weaker economic growth would lead to a slowdown in corporate earnings. Viewed by credit quality, holdings of bonds rated Baa by Moody’s, the lowest investment grade rating, had the biggest negative impact on return given the widening of credit spreads. In terms of bond maturities, exposure to issues with maturities of 10 years or longer weighed most heavily on return as rates moved higher.

Portfolio Information

CREDIT QUALITY ALLOCATION
Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	14.7%
Aa	12.1
A	32.5
Baa	33.5
Not Rated	7.2

MATURITY ALLOCATION
Maturity	Percent of Total Investments	(a)

0-1 Year	3.5%
1-5 Years	51.5
5-10 Years	32.0
10-15 Years	1.9
15-20 Years	1.4
More than 20 Years	9.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	17

Schedule of Investments October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$2,715	$2,547,753
3.65%, 11/01/24 (Call 08/01/24)	1,572	1,517,342

		4,065,095

Aerospace & Defense — 1.8%
Boeing Co. (The)
1.17%, 02/04/23 (Call 12/01/22)(a)	597	590,163
1.43%, 02/04/24 (Call 11/14/22)	4,227	4,009,065
1.95%, 02/01/24	1,537	1,468,527
2.20%, 02/04/26 (Call 02/04/23)	7,357	6,548,953
2.70%, 02/01/27 (Call 12/01/26)	320	277,933
2.75%, 02/01/26 (Call 01/01/26)	2,065	1,862,208
3.10%, 05/01/26 (Call 03/01/26)	520	469,945
4.51%, 05/01/23 (Call 04/01/23)(a)	3,185	3,167,722
4.88%, 05/01/25 (Call 04/01/25)	5,403	5,273,969
5.04%, 05/01/27 (Call 03/01/27)	2,205	2,128,688
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	800	699,233
1.88%, 08/15/23 (Call 06/15/23)	892	871,305
2.13%, 08/15/26 (Call 05/15/26)	240	215,821
2.25%, 11/15/22(a)	1,148	1,146,264
2.38%, 11/15/24 (Call 09/15/24)(a)	910	862,253
3.25%, 04/01/25 (Call 03/01/25)	1,718	1,651,671
3.38%, 05/15/23 (Call 04/15/23)(a)	917	909,101
3.50%, 05/15/25 (Call 03/15/25)	1,323	1,281,603
3.50%, 04/01/27 (Call 02/01/27)	1,920	1,804,027
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	1,024	983,410
3.85%, 06/15/23 (Call 05/15/23)	1,585	1,576,133
3.85%, 12/15/26 (Call 09/15/26)	1,900	1,777,031
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	1,633	1,567,822
4.95%, 10/15/25	345	345,182
5.10%, 11/15/27	535	536,041
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,964	1,871,902
3.20%, 02/01/27 (Call 11/01/26)	73	67,086
3.25%, 08/01/23	2,083	2,054,635
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)(a)	180	163,817
3.13%, 05/04/27 (Call 02/04/27)	230	209,718
3.20%, 03/15/24 (Call 01/15/24)	1,721	1,674,957
3.50%, 03/15/27 (Call 12/15/26)	3,315	3,092,931
3.95%, 08/16/25 (Call 06/16/25)	2,336	2,265,424

		53,424,540

Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	1,706	1,575,065
2.63%, 09/16/26 (Call 06/16/26)(a)	359	320,790
4.00%, 01/31/24	325	319,568
4.40%, 02/14/26 (Call 12/14/25)(a)	1,700	1,634,023
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	1,435	1,311,837
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	1,590	1,505,108
3.22%, 08/15/24 (Call 06/15/24)	3,579	3,418,256
3.22%, 09/06/26 (Call 07/06/26)	1,753	1,560,715
3.56%, 08/15/27 (Call 05/15/27)	4,380	3,835,067

Security	Par (000)	Value

Agriculture (continued)
4.70%, 04/02/27 (Call 02/02/27)(a)	$894	$828,364
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	2,064	1,772,975
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,397	1,252,753
3.25%, 08/15/26 (Call 05/15/26)	685	625,302
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,273	1,088,616
1.13%, 05/01/23	974	957,612
1.50%, 05/01/25 (Call 04/01/25)	1,240	1,130,562
2.13%, 05/10/23 (Call 03/10/23)(a)	749	739,755
2.50%, 11/02/22	586	586,000
2.63%, 03/06/23	209	207,183
2.75%, 02/25/26 (Call 11/25/25)(a)	752	689,104
2.88%, 05/01/24 (Call 04/01/24)	1,791	1,729,135
3.13%, 08/17/27 (Call 05/17/27)(a)	20	17,980
3.25%, 11/10/24(a)	1,687	1,625,560
3.38%, 08/11/25 (Call 05/11/25)	1,543	1,460,957
3.60%, 11/15/23	350	345,657
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,934	2,831,730
4.85%, 09/15/23(a)	844	839,649

		34,209,323

Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	1,875	1,828,606
5.25%, 05/04/25 (Call 04/04/25)(a)	2,325	2,311,663

		4,140,269

Apparel — 0.3%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)(a)	531	525,098
2.38%, 11/01/26 (Call 08/01/26)	1,345	1,225,160
2.40%, 03/27/25 (Call 02/27/25)	1,853	1,749,368
2.75%, 03/27/27 (Call 01/27/27)	2,942	2,695,141
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,685	1,564,994
2.80%, 04/23/27 (Call 02/23/27)(a)	650	577,323

		8,337,084

Auto Manufacturers — 3.7%
American Honda Finance Corp.
0.55%, 07/12/24(a)	1,564	1,450,291
0.65%, 09/08/23	297	286,799
0.75%, 08/09/24	990	918,571
0.88%, 07/07/23	789	767,868
1.00%, 09/10/25(a)	1,433	1,276,961
1.20%, 07/08/25	1,559	1,406,803
1.30%, 09/09/26(a)	852	739,229
1.50%, 01/13/25	1,430	1,326,700
1.95%, 05/10/23(a)	1,271	1,252,316
2.05%, 01/10/23	1,260	1,253,900
2.15%, 09/10/24	1,527	1,448,713
2.30%, 09/09/26	210	187,870
2.35%, 01/08/27	610	542,197
2.40%, 06/27/24	1,298	1,242,306
2.60%, 11/16/22(a)	1,003	1,002,387
2.90%, 02/16/24	1,220	1,186,267
3.45%, 07/14/23	814	806,258
3.55%, 01/12/24	1,393	1,367,800
3.63%, 10/10/23(a)	1,685	1,662,371

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	$859	$764,694
3.65%, 10/01/23 (Call 07/01/23)	493	486,778
General Motors Co.
4.00%, 04/01/25(a)	417	398,697
4.88%, 10/02/23	1,851	1,833,634
5.40%, 10/02/23(a)	1,713	1,705,989
6.13%, 10/01/25 (Call 09/01/25)	2,668	2,655,266
General Motors Financial Co. Inc.
1.05%, 03/08/24	1,430	1,340,897
1.20%, 10/15/24	1,110	1,013,972
1.25%, 01/08/26 (Call 12/08/25)	1,966	1,679,776
1.50%, 06/10/26 (Call 05/10/26)	1,620	1,363,537
1.70%, 08/18/23(a)	1,920	1,856,420
2.35%, 02/26/27 (Call 01/26/27)(a)	2,080	1,760,685
2.70%, 08/20/27 (Call 06/20/27)	1,025	862,984
2.75%, 06/20/25 (Call 05/20/25)(a)	1,758	1,615,737
2.90%, 02/26/25 (Call 01/26/25)	1,735	1,617,203
3.25%, 01/05/23 (Call 12/05/22)(a)	751	748,818
3.50%, 11/07/24 (Call 09/07/24)	1,071	1,021,237
3.70%, 05/09/23 (Call 03/09/23)	2,220	2,196,541
3.80%, 04/07/25(a)	1,265	1,195,911
3.95%, 04/13/24 (Call 02/13/24)	1,711	1,662,571
4.00%, 01/15/25 (Call 10/15/24)(a)	1,674	1,607,008
4.00%, 10/06/26 (Call 07/06/26)	500	459,123
4.15%, 06/19/23 (Call 05/19/23)(a)	1,790	1,772,533
4.25%, 05/15/23	1,549	1,543,100
4.30%, 07/13/25 (Call 04/13/25)	1,315	1,251,980
4.35%, 04/09/25 (Call 02/09/25)	1,468	1,406,972
4.35%, 01/17/27 (Call 10/17/26)	1,000	920,862
5.00%, 04/09/27 (Call 03/09/27)(a)	1,430	1,350,805
5.10%, 01/17/24 (Call 12/17/23)	1,836	1,815,526
5.25%, 03/01/26 (Call 12/01/25)(a)	1,710	1,656,712
6.05%, 10/10/25	1,050	1,041,150
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,055	989,780
2.53%, 03/10/27 (Call 02/10/27)(a)	930	832,216
Stellantis NV, 5.25%, 04/15/23	1,792	1,785,316
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	1,605	1,511,088
1.34%, 03/25/26 (Call 02/25/26)(a)	1,566	1,383,041
2.36%, 07/02/24	780	747,977
3.42%, 07/20/23(a)	1,292	1,277,941
Toyota Motor Credit Corp.
0.40%, 04/06/23(a)	993	976,190
0.45%, 01/11/24	1,355	1,284,451
0.50%, 08/14/23(a)	1,736	1,679,176
0.50%, 06/18/24	1,460	1,357,624
0.63%, 09/13/24(a)	1,335	1,231,922
0.80%, 10/16/25	1,599	1,410,619
0.80%, 01/09/26	879	767,892
1.13%, 06/18/26(a)	1,820	1,580,977
1.35%, 08/25/23(a)	1,496	1,452,807
1.45%, 01/13/25(a)	1,720	1,593,420
1.80%, 02/13/25	1,821	1,696,243
1.90%, 01/13/27(a)	1,113	976,017
2.00%, 10/07/24	706	666,809
2.25%, 10/18/23	728	708,488
2.50%, 03/22/24	285	275,577
2.63%, 01/10/23	697	694,333

Security	Par (000)	Value

Auto Manufacturers (continued)
2.70%, 01/11/23	$839	$835,809
2.90%, 03/30/23(a)	1,126	1,117,621
2.90%, 04/17/24	907	880,295
3.00%, 04/01/25(a)	1,392	1,327,151
3.05%, 03/22/27	1,205	1,104,264
3.20%, 01/11/27	3,260	3,014,305
3.35%, 01/08/24	841	825,690
3.40%, 04/14/25(a)	499	479,931
3.45%, 09/20/23	973	961,305
3.65%, 08/18/25	2,400	2,310,364
3.95%, 06/30/25(a)	945	919,986
4.40%, 09/20/24	3,000	2,970,892
4.55%, 09/20/27	3,000	2,917,643

		109,277,885

Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)(a)	1,215	1,131,623
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	655	570,196
3.38%, 03/15/25 (Call 12/15/24)	1,165	1,112,433
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	1,532	1,494,742
4.15%, 10/01/25 (Call 07/01/25)	1,603	1,555,038

		5,864,032

Banks — 34.3%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	1,204	1,202,393
3.70%, 11/16/25	1,613	1,547,433
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23(a)	1,455	1,395,437
1.13%, 09/18/25	1,250	1,092,952
5.86%, 09/14/26 (Call 09/14/25)(b)	400	386,498
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(b)	2,185	2,100,544
1.72%, 09/14/27 (Call 09/14/26)(b)	325	265,065
1.85%, 03/25/26	1,980	1,690,767
2.71%, 06/27/24	2,106	1,999,045
2.75%, 05/28/25	1,518	1,376,811
3.13%, 02/23/23(a)	1,635	1,623,209
3.50%, 03/24/25	1,610	1,527,549
3.85%, 04/12/23	1,845	1,830,627
3.89%, 05/24/24	1,985	1,924,424
4.18%, 03/24/28 (Call 03/24/27)(b)	500	439,929
4.25%, 04/11/27	600	538,947
5.15%, 08/18/25(a)	625	601,994
5.29%, 08/18/27	2,400	2,208,695
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(b)	2,495	2,408,375
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)(b)	2,355	2,234,481
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(b)	2,856	2,647,114
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	2,645	2,403,426
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	3,140	2,724,887
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	2,775	2,450,047
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(a)(b)	980	957,726
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(b)	1,415	1,288,549
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	6,595	5,637,809
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(b)	1,810	1,713,611
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	2,025	1,852,074

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	$2,297	$2,147,518
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	1,900	1,643,352
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(b)	2,879	2,868,212
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	2,242	2,120,695
3.25%, 10/21/27 (Call 10/21/26)	200	178,272
3.30%, 01/11/23	120	119,719
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	1,910	1,800,587
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(b)	1,585	1,488,494
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	1,670	1,610,071
3.50%, 04/19/26	2,287	2,137,410
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(b)	3,271	3,243,808
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	900	828,649
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(b)	2,105	2,036,593
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(b)	3,494	3,443,068
3.88%, 08/01/25(a)	1,832	1,768,934
4.00%, 04/01/24(a)	1,966	1,937,920
4.00%, 01/22/25	2,155	2,076,695
4.10%, 07/24/23(a)	2,023	2,013,003
4.13%, 01/22/24	3,441	3,400,196
4.20%, 08/26/24	3,105	3,035,472
4.25%, 10/22/26	4,190	3,966,775
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(b)	2,765	2,574,117
4.45%, 03/03/26	1,911	1,833,152
4.83%, 07/22/26 (Call 07/22/25)(b)	2,485	2,422,109
Series L, 3.95%, 04/21/25	2,550	2,440,241
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(b)	3,020	2,612,130
Bank of Montreal
0.40%, 09/15/23	1,482	1,420,201
0.45%, 12/08/23	1,002	952,124
0.63%, 07/09/24	2,435	2,250,286
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	845	727,486
1.25%, 09/15/26	2,467	2,095,847
1.50%, 01/10/25	1,795	1,647,297
1.85%, 05/01/25(a)	1,955	1,795,394
2.15%, 03/08/24	1,950	1,868,409
2.50%, 06/28/24	2,210	2,109,647
2.55%, 11/06/22	723	722,920
2.65%, 03/08/27(a)	2,575	2,281,716
3.70%, 06/07/25(a)	1,955	1,870,544
Series E, 3.30%, 02/05/24(a)	2,522	2,458,381
Series H, 4.25%, 09/14/24	125	122,287
Series H, 4.70%, 09/14/27 (Call 08/14/27)	20	19,143
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	760	724,452
0.50%, 04/26/24 (Call 03/26/24)	723	676,574
0.75%, 01/28/26 (Call 12/28/25)	1,024	894,749
1.05%, 10/15/26 (Call 09/15/26)(a)	2,070	1,760,077
1.60%, 04/24/25 (Call 03/24/25)	1,007	921,963
1.85%, 01/27/23 (Call 01/02/23)(a)	993	986,792
2.05%, 01/26/27 (Call 12/26/26)(a)	1,440	1,266,807
2.10%, 10/24/24(a)	2,140	2,020,472

Security	Par (000)	Value

Banks (continued)
2.20%, 08/16/23 (Call 06/16/23)	$1,328	$1,300,643
2.45%, 08/17/26 (Call 05/17/26)	1,370	1,238,385
2.80%, 05/04/26 (Call 02/04/26)(a)	880	814,816
2.95%, 01/29/23 (Call 12/29/22)	1,154	1,149,128
3.25%, 09/11/24 (Call 08/11/24)	825	799,727
3.25%, 05/16/27 (Call 02/16/27)(a)	675	624,161
3.35%, 04/25/25 (Call 03/25/25)	920	883,991
3.40%, 05/15/24 (Call 04/15/24)	593	578,038
3.43%, 06/13/25 (Call 06/13/24)(a)(b)	510	495,042
3.45%, 08/11/23(a)	811	804,476
3.50%, 04/28/23	1,061	1,055,018
4.41%, 07/24/26 (Call 07/24/25)(b)	265	257,055
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	1,118	1,098,886
Series G, 3.00%, 02/24/25 (Call 01/24/25)	932	889,736
Series J, 0.85%, 10/25/24 (Call 09/25/24)	905	834,166
Bank of Nova Scotia (The)
0.40%, 09/15/23	905	868,578
0.55%, 09/15/23	912	876,490
0.65%, 07/31/24	1,455	1,339,380
0.70%, 04/15/24	2,385	2,226,422
1.05%, 03/02/26	1,677	1,453,240
1.30%, 06/11/25(a)	877	787,122
1.30%, 09/15/26	1,565	1,333,016
1.35%, 06/24/26	3,655	3,166,330
1.45%, 01/10/25	805	736,920
1.63%, 05/01/23	791	778,628
1.95%, 02/01/23	107	106,305
1.95%, 02/02/27(a)	1,400	1,207,343
2.00%, 11/15/22(a)	608	607,378
2.20%, 02/03/25	850	790,413
2.38%, 01/18/23(a)	751	747,182
2.44%, 03/11/24	1,565	1,506,296
2.70%, 08/03/26	175	157,726
2.95%, 03/11/27	1,685	1,508,544
3.40%, 02/11/24	2,181	2,132,631
3.45%, 04/11/25	1,470	1,397,509
4.50%, 12/16/25(a)	1,956	1,880,124
Barclays Bank PLC, 3.75%, 05/15/24(a)	1,165	1,133,992
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(b)	2,390	2,238,039
2.28%, 11/24/27 (Call 11/24/26)(b)	1,500	1,240,190
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(b)	2,857	2,574,410
3.65%, 03/16/25	2,256	2,098,581
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(b)	2,662	2,539,273
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(b)	1,043	1,029,152
4.38%, 09/11/24	2,229	2,118,092
4.38%, 01/12/26	3,180	2,951,358
5.20%, 05/12/26	722	664,104
5.30%, 08/09/26 (Call 08/09/25)(b)	1,070	1,017,780
7.33%, 11/02/26	1,600	1,594,862
BNP Paribas SA
3.25%, 03/03/23(a)	1,001	995,036
4.25%, 10/15/24	1,578	1,517,280
BPCE SA
3.38%, 12/02/26	890	811,383
4.00%, 04/15/24	1,114	1,084,450
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	1,636	1,589,891

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.50%, 12/14/23	$819	$776,290
0.95%, 06/23/23(a)	1,459	1,418,763
0.95%, 10/23/25	898	787,094
1.00%, 10/18/24	955	876,625
1.25%, 06/22/26	2,697	2,308,230
2.25%, 01/28/25	2,083	1,940,547
3.10%, 04/02/24(a)	1,433	1,389,604
3.30%, 04/07/25	1,170	1,111,225
3.45%, 04/07/27(a)	500	456,301
3.50%, 09/13/23(a)	1,244	1,229,149
3.95%, 08/04/25	830	796,305
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)(a)	2,070	2,038,948
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)	2,536	2,397,497
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	2,025	1,871,216
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	924	787,604
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(b)	1,755	1,590,973
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	3,115	2,641,061
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(b)	2,823	2,761,224
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(b)	3,310	3,022,791
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	4,163	3,886,055
3.20%, 10/21/26 (Call 07/21/26)	3,395	3,091,474
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(a)(b)	1,435	1,345,246
3.30%, 04/27/25(a)	1,771	1,680,467
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	3,983	3,825,448
3.40%, 05/01/26	2,535	2,351,937
3.50%, 05/15/23	1,804	1,788,251
3.70%, 01/12/26	2,787	2,619,101
3.75%, 06/16/24(a)	1,541	1,506,844
3.88%, 10/25/23	803	793,132
3.88%, 03/26/25	1,553	1,482,083
4.00%, 08/05/24	3,030	2,951,638
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)(b)	1,715	1,697,085
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(b)	1,485	1,442,734
4.30%, 11/20/26	1,410	1,330,206
4.40%, 06/10/25	3,152	3,051,416
4.45%, 09/29/27	6,000	5,574,568
4.60%, 03/09/26(a)	2,165	2,076,537
5.50%, 09/13/25	1,991	1,973,255
5.61%, 09/29/26 (Call 09/29/25)(b)	1,420	1,401,406
Citizens Bank NA/Providence RI
2.25%, 04/28/25 (Call 03/28/25)	982	903,383
3.70%, 03/29/23 (Call 02/28/23)	600	596,794
3.75%, 02/18/26 (Call 11/18/25)	680	637,502
4.12%, 05/23/25 (Call 05/23/24)(b)	685	668,105
6.06%, 10/24/25	535	538,650
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)	553	500,037
Comerica Bank, 2.50%, 07/23/24	1,043	995,598
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,551	1,533,241
Cooperatieve Rabobank UA
3.75%, 07/21/26	1,461	1,326,398
4.38%, 08/04/25	2,059	1,947,294
4.63%, 12/01/23(a)	25	24,679
Cooperatieve Rabobank UA/NY
0.38%, 01/12/24(a)	430	406,151
1.38%, 01/10/25	1,225	1,125,894
2.75%, 01/10/23(a)	897	893,750

Security	Par (000)	Value

Banks (continued)
3.38%, 05/21/25	$1,825	$1,744,222
3.88%, 08/22/24	300	293,078
Credit Suisse AG/New York NY
0.50%, 02/02/24	1,380	1,261,453
0.52%, 08/09/23	1,840	1,744,633
1.00%, 05/05/23	2,591	2,509,649
1.25%, 08/07/26	2,580	2,059,065
2.95%, 04/09/25	2,186	1,948,670
3.63%, 09/09/24	3,988	3,717,552
3.70%, 02/21/25	2,850	2,602,486
4.75%, 08/09/24	1,125	1,068,442
5.00%, 07/09/27	1,200	1,080,386
Credit Suisse Group AG
3.75%, 03/26/25	3,349	3,016,246
3.80%, 06/09/23	2,409	2,342,878
4.55%, 04/17/26	2,375	2,091,642
Deutsche Bank AG, 6.12%, 07/14/26 (Call 07/14/25)(b)	1,660	1,587,728
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	1,485	1,437,611
Deutsche Bank AG/New York NY
0.90%, 05/28/24	1,455	1,335,272
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(b)	1,210	1,102,379
1.69%, 03/19/26	795	685,184
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	610	512,766
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	3,138	2,972,158
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	1,075	857,347
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	945	755,131
3.30%, 11/16/22	1,167	1,166,237
3.70%, 05/30/24	1,094	1,050,433
3.95%, 02/27/23(a)	1,624	1,612,399
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	1,991	1,834,576
4.16%, 05/13/25(a)	250	238,192
Series E, 0.96%, 11/08/23	1,415	1,344,360
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)(a)	2,218	2,083,736
3.35%, 02/06/23 (Call 01/06/23)(a)	1,140	1,134,468
3.45%, 07/27/26 (Call 04/27/26)	1,685	1,510,163
4.20%, 08/08/23	1,603	1,585,697
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	830	816,465
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)(b)	100	85,036
2.38%, 01/28/25 (Call 12/28/24)	1,839	1,711,854
2.55%, 05/05/27 (Call 04/05/27)	120	104,924
3.65%, 01/25/24 (Call 12/25/23)	2,689	2,632,885
4.30%, 01/16/24 (Call 12/16/23)	1,363	1,342,868
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	1,078	1,070,204
2.25%, 02/01/27 (Call 01/01/27)	600	526,845
3.85%, 03/15/26 (Call 02/15/26)	490	456,614
3.95%, 07/28/25 (Call 06/28/25)	1,565	1,514,712
5.85%, 10/27/25	1,000	1,001,066
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23	675	664,840
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(b)	860	857,835
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(b)	2,125	2,022,853
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(b)	3,052	2,990,587
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	1,770	1,568,770
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(b)	2,470	2,337,713
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)(b)	495	426,509
1.22%, 12/06/23 (Call 12/06/22)	560	535,571
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	2,025	1,733,168

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	$3,200	$2,683,038
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(b)	3,400	3,211,209
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	1,860	1,579,798
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	1,215	1,050,735
3.00%, 03/15/24	1,830	1,769,380
3.20%, 02/23/23 (Call 01/23/23)	1,342	1,334,363
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	4,051	3,841,237
3.50%, 01/23/25 (Call 10/23/24)	3,290	3,143,511
3.50%, 04/01/25 (Call 03/01/25)	4,513	4,275,385
3.50%, 11/16/26 (Call 11/16/25)	2,295	2,095,167
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(b)	840	757,572
3.63%, 01/22/23	2,255	2,248,896
3.63%, 02/20/24 (Call 01/20/24)	2,289	2,237,581
3.75%, 05/22/25 (Call 02/22/25)	2,981	2,838,676
3.75%, 02/25/26 (Call 11/25/25)	2,162	2,030,596
3.85%, 07/08/24 (Call 04/08/24)	2,046	1,998,435
3.85%, 01/26/27 (Call 01/26/26)	5,715	5,318,794
4.00%, 03/03/24	4,583	4,498,509
4.25%, 10/21/25	3,236	3,097,573
4.39%, 06/15/27 (Call 06/15/26)(b)	1,415	1,330,127
5.70%, 11/01/24	1,020	1,019,951
5.95%, 01/15/27	520	524,653
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(b)	3,447	3,131,065
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	2,125	1,993,928
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	2,920	2,399,431
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	2,841	2,480,693
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	2,595	2,281,675
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	1,875	1,543,176
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	2,285	2,089,151
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(b)	250	227,234
3.03%, 11/22/23 (Call 11/22/22), (3 mo. LIBOR US + 0.923%)(a)(b)	1,041	1,038,878
3.60%, 05/25/23	2,635	2,610,352
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	4,057	3,875,838
3.90%, 05/25/26(a)	2,570	2,341,231
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(b)	2,552	2,510,492
4.18%, 12/09/25 (Call 12/09/24)(b)	1,345	1,270,083
4.25%, 03/14/24(a)	3,264	3,150,564
4.25%, 08/18/25(a)	1,637	1,524,742
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(b)	810	747,614
4.30%, 03/08/26(a)	3,573	3,363,353
4.38%, 11/23/26	735	666,584
7.34%, 11/03/26 (Call 11/03/25)	2,300	2,300,000
7.39%, 11/03/28 (Call 11/03/27)	1,625	1,625,000
HSBC USA Inc.
3.50%, 06/23/24(a)	1,254	1,211,020
3.75%, 05/24/24(a)	2,115	2,054,973
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,232	1,175,749
4.00%, 05/15/25 (Call 04/15/25)	1,295	1,246,895
Huntington National Bank (The)
3.55%, 10/06/23 (Call 09/06/23)(a)	885	871,170
4.01%, 05/16/25 (Call 05/16/24)(a)(b)	1,630	1,588,945
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	1,340	1,141,362

Security	Par (000)	Value

Banks (continued)
3.55%, 04/09/24(a)	$2,012	$1,953,066
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(b)	1,420	1,340,963
3.95%, 03/29/27	1,650	1,497,233
4.10%, 10/02/23(a)	2,627	2,590,094
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	272	267,910
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(b)	985	918,268
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(b)	1,655	1,580,515
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	2,199	2,155,621
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(b)	2,330	2,128,502
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(b)	2,360	2,174,647
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(b)	3,530	3,245,207
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	955	813,006
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	1,135	977,293
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	3,100	2,602,027
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(b)	930	908,123
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(b)	3,855	3,516,536
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	4,025	3,459,046
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	2,422	2,208,543
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	3,612	3,290,011
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(b)	1,992	1,857,321
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(b)	1,360	1,260,549
2.70%, 05/18/23 (Call 03/18/23)(a)	2,068	2,046,158
2.95%, 10/01/26 (Call 07/01/26)	3,710	3,387,710
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	2,495	2,194,993
3.13%, 01/23/25 (Call 10/23/24)	2,989	2,861,032
3.20%, 01/25/23(a)	3,157	3,147,580
3.20%, 06/15/26 (Call 03/15/26)	1,670	1,544,675
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(b)	2,661	2,569,739
3.30%, 04/01/26 (Call 01/01/26)(a)	3,200	2,985,023
3.38%, 05/01/23	2,063	2,045,620
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	601	595,120
3.63%, 05/13/24(a)	2,424	2,374,144
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)(b)	2,974	2,931,133
3.85%, 06/14/25 (Call 06/14/24)(b)	4,625	4,486,956
3.88%, 02/01/24	1,497	1,478,508
3.88%, 09/10/24	3,864	3,765,773
3.90%, 07/15/25 (Call 04/15/25)	3,985	3,846,860
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	1,205	1,129,154
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	3,480	3,415,040
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(b)	1,717	1,645,789
4.13%, 12/15/26(a)	510	483,471
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(b)	3,340	3,108,998
4.85%, 07/25/28 (Call 07/25/27)(b)	3,000	2,850,920
7.63%, 10/15/26	110	118,635
8.00%, 04/29/27	15	16,377
KeyBank NA/Cleveland OH
0.42%, 01/03/24 (Call 01/03/23), (SOFR + 0.340%)(a)(b)	708	701,437
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	525	507,974
1.25%, 03/10/23	887	876,022
3.30%, 06/01/25(a)	1,380	1,312,805
3.38%, 03/07/23(a)	1,074	1,069,431
3.40%, 05/20/26	1,330	1,223,625
4.15%, 08/08/25	380	367,194

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyCorp
2.25%, 04/06/27(a)	$475	$407,750
3.88%, 05/23/25 (Call 05/23/24)(b)	1,530	1,486,190
4.15%, 10/29/25(a)	1,255	1,208,684
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(a)(b)	990	960,237
1.63%, 05/11/27 (Call 05/11/26)(b)	330	276,317
2.44%, 02/05/26 (Call 02/05/25)(a)(b)	1,706	1,550,029
2.91%, 11/07/23 (Call 11/07/22), (3 mo. LIBOR US + 0.810%)(b)	1,595	1,594,281
3.51%, 03/18/26 (Call 03/18/25)(b)	1,725	1,596,688
3.75%, 01/11/27	960	858,143
3.75%, 03/18/28 (Call 03/18/27)(b)	1,500	1,322,280
3.87%, 07/09/25 (Call 07/09/24)(b)	2,133	2,033,185
3.90%, 03/12/24	2,269	2,211,043
4.05%, 08/16/23(a)	2,466	2,436,986
4.45%, 05/08/25	2,080	1,993,542
4.50%, 11/04/24	1,402	1,348,745
4.58%, 12/10/25	843	773,992
4.65%, 03/24/26	1,037	953,001
4.72%, 08/11/26 (Call 08/11/25)(b)	2,000	1,895,743
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,352	1,337,919
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)(a)	1,555	1,473,313
3.40%, 08/17/27	50	44,416
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	1,917	1,830,510
0.95%, 07/19/25 (Call 07/19/24)(b)	2,425	2,225,279
0.96%, 10/11/25 (Call 10/11/24)(b)	965	877,704
1.41%, 07/17/25	2,089	1,864,891
1.54%, 07/20/27 (Call 07/20/26)(b)	2,380	2,008,947
1.64%, 10/13/27 (Call 10/13/26)(b)	240	201,970
2.19%, 02/25/25	3,307	3,050,284
2.34%, 01/19/28 (Call 01/19/27)(b)	1,680	1,436,474
2.53%, 09/13/23	494	481,794
2.76%, 09/13/26	152	135,351
2.80%, 07/18/24	1,108	1,056,285
3.29%, 07/25/27	60	53,757
3.41%, 03/07/24	2,351	2,286,163
3.46%, 03/02/23(a)	723	720,235
3.68%, 02/22/27(a)	50	45,746
3.76%, 07/26/23(a)	2,232	2,204,577
3.78%, 03/02/25	796	763,714
3.84%, 04/17/26 (Call 04/17/25)(b)	655	622,824
3.85%, 03/01/26	2,553	2,400,118
4.08%, 04/19/28 (Call 04/19/27)(b)	1,700	1,561,991
4.79%, 07/18/25 (Call 07/18/24)(b)	1,085	1,064,507
5.02%, 07/20/28 (Call 07/20/27)(b)	700	665,037
5.06%, 09/12/25 (Call 09/12/24)(b)	1,645	1,620,477
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(a)(b)	1,902	1,817,599
1.23%, 05/22/27 (Call 05/22/26)(b)	1,920	1,612,825
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	2,216	2,142,682
1.55%, 07/09/27 (Call 07/09/26)(b)	650	550,768
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	1,985	1,795,825
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	1,180	1,105,021
2.65%, 05/22/26 (Call 05/22/25)(a)(b)	1,600	1,464,086
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	1,570	1,484,695

Security	Par (000)	Value

Banks (continued)
2.84%, 09/13/26(a)	$510	$453,625
3.55%, 03/05/23	572	569,613
3.66%, 02/28/27	515	465,920
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(b)	1,893	1,856,504
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	2,940	2,896,992
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)(b)	972	970,982
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.616%)(b)	327	318,986
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(b)	1,718	1,603,807
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	3,050	2,791,549
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	1,980	1,695,645
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(b)	3,005	2,724,843
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	2,735	2,319,425
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	2,300	1,968,853
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	5,620	5,131,001
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	1,740	1,504,534
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(b)	5,600	5,189,968
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	1,584	1,493,510
3.13%, 01/23/23	3,205	3,193,895
3.13%, 07/27/26	1,550	1,414,364
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)	1,795	1,733,756
3.63%, 01/20/27	4,490	4,137,310
3.70%, 10/23/24	3,691	3,578,018
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	620	613,867
3.75%, 02/25/23(a)	2,405	2,392,821
3.88%, 01/27/26	4,635	4,405,740
3.95%, 04/23/27	5,125	4,735,220
4.00%, 07/23/25	3,874	3,729,230
4.10%, 05/22/23(a)	2,905	2,890,569
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	985	911,631
4.35%, 09/08/26	2,710	2,578,935
4.68%, 07/17/26 (Call 07/17/25)(b)	1,940	1,882,648
4.88%, 11/01/22	1,954	1,954,000
5.00%, 11/24/25	2,750	2,706,230
6.25%, 08/09/26	1,230	1,251,891
Series F, 3.88%, 04/29/24	4,462	4,366,557
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	4,609	4,160,064
National Australia Bank Ltd., 3.91%, 06/09/27	825	778,893
National Australia Bank Ltd./New York
1.88%, 12/13/22(a)	890	887,542
2.50%, 07/12/26(a)	1,105	1,004,230
2.88%, 04/12/23(a)	380	377,025
3.00%, 01/20/23(a)	714	711,488
3.38%, 01/14/26	1,570	1,484,227
3.50%, 06/09/25(a)	1,110	1,065,623
3.63%, 06/20/23(a)	630	625,336
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)(b)	1,840	1,743,077
0.75%, 08/06/24(a)	1,240	1,139,872
2.10%, 02/01/23	440	436,820
3.75%, 06/09/25 (Call 06/09/24)(b)	1,635	1,576,538
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23)(a)(b)	1,833	1,787,132
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	1,100	913,553
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	3,411	3,288,222

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(b)	$2,240	$2,208,265
4.80%, 04/05/26(a)	2,518	2,373,643
Northern Trust Corp.
3.95%, 10/30/25	1,745	1,693,535
4.00%, 05/10/27 (Call 04/10/27)(a)	2,155	2,059,750
PNC Bank NA
2.70%, 11/01/22	648	648,000
2.95%, 01/30/23 (Call 12/30/22)	916	912,621
2.95%, 02/23/25 (Call 01/24/25)	1,190	1,132,237
3.10%, 10/25/27 (Call 09/25/27)	200	180,678
3.25%, 06/01/25 (Call 05/02/25)	1,377	1,308,815
3.30%, 10/30/24 (Call 09/30/24)(a)	971	934,606
3.50%, 06/08/23 (Call 05/09/23)	934	925,964
3.80%, 07/25/23 (Call 06/25/23)	939	929,426
3.88%, 04/10/25 (Call 03/10/25)	1,130	1,086,991
4.20%, 11/01/25 (Call 10/02/25)	900	868,692
2.50%, 08/27/24 (Call 07/27/24)(a)	981	935,355
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	1,690	1,451,040
2.20%, 11/01/24 (Call 10/02/24)	1,703	1,605,909
2.60%, 07/23/26 (Call 05/23/26)	730	659,099
2.85%, 11/09/22(c)	429	428,848
3.15%, 05/19/27 (Call 04/19/27)	560	503,889
3.50%, 01/23/24 (Call 12/23/23)(a)	2,092	2,049,451
3.90%, 04/29/24 (Call 03/29/24)	1,860	1,819,798
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	824	758,426
Royal Bank of Canada
0.43%, 01/19/24	884	833,796
0.50%, 10/26/23(a)	847	809,388
0.65%, 07/29/24	1,640	1,511,658
0.75%, 10/07/24	1,595	1,459,833
0.88%, 01/20/26	1,139	982,462
1.15%, 06/10/25(a)	1,276	1,145,886
1.15%, 07/14/26	1,877	1,601,508
1.20%, 04/27/26	1,757	1,517,983
1.40%, 11/02/26	2,015	1,714,116
1.60%, 04/17/23(a)	819	806,924
1.60%, 01/21/25	630	578,758
1.95%, 01/17/23(a)	1,114	1,108,143
2.05%, 01/21/27	1,064	921,772
2.25%, 11/01/24	1,969	1,850,835
2.55%, 07/16/24	1,813	1,727,942
3.38%, 04/14/25(a)	1,695	1,616,103
3.63%, 05/04/27	2,215	2,042,213
3.70%, 10/05/23	1,815	1,789,794
3.97%, 07/26/24(a)	1,105	1,079,004
4.24%, 08/03/27	1,045	981,493
4.65%, 01/27/26	2,229	2,150,980
5.66%, 10/25/24	510	511,619
6.00%, 11/01/27	1,000	1,005,938
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)(b)	530	438,645
3.24%, 10/05/26 (Call 08/05/26)	920	812,869
3.40%, 01/18/23 (Call 12/18/22)(a)	1,033	1,030,749
3.45%, 06/02/25 (Call 05/02/25)	968	904,825
3.50%, 06/07/24 (Call 05/07/24)	3,000	2,876,313
4.26%, 06/09/25 (Call 06/09/24)(b)	1,395	1,333,969
4.40%, 07/13/27 (Call 04/14/27)	410	370,402
4.50%, 07/17/25 (Call 04/17/25)(a)	1,481	1,417,516

Security	Par (000)	Value

Banks (continued)
5.81%, 09/09/26 (Call 09/09/25)(a)(b)	$1,000	$964,380
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(b)	955	877,111
1.53%, 08/21/26 (Call 08/21/25)(b)	1,212	1,032,522
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	2,195	1,794,127
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(b)	300	247,824
3.37%, 01/05/24 (Call 01/05/23), (3 mo. LIBOR US + 1.080%)(b)	684	679,001
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(b)	2,311	2,260,785
Santander UK PLC, 4.00%, 03/13/24	2,157	2,112,189
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	225	194,892
2.65%, 05/19/26	920	851,893
3.30%, 12/16/24(a)	2,228	2,149,762
3.55%, 08/18/25	2,946	2,830,618
3.70%, 11/20/23	1,261	1,244,792
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	200	199,159
3.40%, 07/11/24(a)	1,175	1,130,451
3.65%, 07/23/25(a)	40	37,832
3.95%, 07/19/23	275	273,202
3.95%, 01/10/24	825	809,178
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(a)	420	395,846
0.95%, 01/12/26	1,384	1,191,043
1.40%, 09/17/26(a)	3,260	2,759,584
1.47%, 07/08/25	3,770	3,364,693
2.17%, 01/14/27	660	570,713
2.35%, 01/15/25	2,239	2,083,854
2.45%, 09/27/24	2,475	2,328,575
2.63%, 07/14/26(a)	3,105	2,781,172
2.70%, 07/16/24	3,830	3,645,292
3.01%, 10/19/26	855	771,030
3.10%, 01/17/23(a)	439	437,524
3.35%, 10/18/27(a)	20	17,775
3.36%, 07/12/27(a)	1,705	1,532,497
3.45%, 01/11/27	590	537,228
3.75%, 07/19/23(a)	868	858,080
3.78%, 03/09/26	2,780	2,617,423
3.94%, 10/16/23	2,065	2,041,713
SVB Financial Group, 1.80%, 10/28/26 (Call 09/28/26)	595	499,778
Svenska Handelsbanken AB, 3.90%, 11/20/23	1,861	1,836,154
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	1,210	1,169,219
5.63%, 08/23/27 (Call 07/23/27)	1,250	1,175,738
Toronto-Dominion Bank (The)
0.25%, 01/06/23(a)	520	516,095
0.30%, 06/02/23(a)	1,706	1,661,948
0.45%, 09/11/23	1,544	1,484,551
0.55%, 03/04/24	1,867	1,751,494
0.70%, 09/10/24	860	788,939
0.75%, 06/12/23	1,217	1,184,039
0.75%, 09/11/25(a)	1,135	994,122
0.75%, 01/06/26	1,304	1,124,937
1.15%, 06/12/25	1,186	1,062,288
1.20%, 06/03/26	895	770,430
1.25%, 12/13/24	1,345	1,234,380
1.25%, 09/10/26	2,280	1,944,619
1.45%, 01/10/25	985	905,075

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.90%, 12/01/22	$1,356	$1,353,096
1.95%, 01/12/27	1,285	1,114,042
2.35%, 03/08/24	2,130	2,046,506
2.65%, 06/12/24(a)	2,626	2,515,613
2.80%, 03/10/27	2,360	2,102,022
3.25%, 03/11/24	2,905	2,825,926
3.50%, 07/19/23(a)	1,490	1,474,694
3.77%, 06/06/25	2,155	2,068,535
4.11%, 06/08/27	1,550	1,450,295
4.29%, 09/13/24	2,135	2,091,496
4.69%, 09/15/27	3,025	2,892,876
Truist Bank
1.25%, 03/09/23 (Call 02/06/23)	790	780,039
1.50%, 03/10/25 (Call 02/10/25)(a)	1,930	1,764,804
2.15%, 12/06/24 (Call 11/05/24)	2,352	2,201,570
2.75%, 05/01/23 (Call 04/01/23)	723	715,797
3.00%, 02/02/23 (Call 01/02/23)(a)	802	798,366
3.20%, 04/01/24 (Call 03/01/24)	2,512	2,438,376
3.30%, 05/15/26 (Call 04/15/26)	1,370	1,261,106
3.63%, 09/16/25 (Call 08/16/25)	1,800	1,703,452
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(a)(b)	837	827,268
3.80%, 10/30/26 (Call 09/30/26)	1,270	1,181,917
4.05%, 11/03/25 (Call 09/03/25)	598	577,034
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	30	24,316
1.20%, 08/05/25 (Call 07/03/25)	911	812,444
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	1,353	1,167,891
2.20%, 03/16/23 (Call 02/13/23)(a)	620	614,986
2.50%, 08/01/24 (Call 07/01/24)	1,923	1,836,380
2.85%, 10/26/24 (Call 09/26/24)	2,041	1,951,144
3.70%, 06/05/25 (Call 05/05/25)	1,542	1,476,574
3.75%, 12/06/23 (Call 11/06/23)	1,652	1,629,633
4.00%, 05/01/25 (Call 03/01/25)	1,882	1,823,057
4.26%, 07/28/26 (Call 07/28/25)(b)	2,000	1,929,115
5.90%, 10/28/26	1,300	1,300,222
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)(a)	2,255	2,060,449
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(b)	2,600	2,268,066
2.40%, 07/30/24 (Call 06/28/24)(a)	2,174	2,077,395
3.10%, 04/27/26 (Call 03/27/26)	885	820,686
3.38%, 02/05/24 (Call 01/05/24)	1,590	1,558,266
3.60%, 09/11/24 (Call 08/11/24)(a)	1,776	1,730,008
3.70%, 01/30/24 (Call 12/29/23)	790	778,269
3.95%, 11/17/25 (Call 10/17/25)	1,090	1,051,454
5.73%, 10/21/26	525	526,453
Series V, 2.38%, 07/22/26 (Call 06/22/26)	724	656,131
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	75	69,013
U.S. Bank NA/Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)(a)	680	676,719
2.05%, 01/21/25 (Call 12/20/24)	786	734,561
2.80%, 01/27/25 (Call 12/27/24)(a)	1,133	1,078,067
2.85%, 01/23/23 (Call 12/23/22)	606	603,870
3.40%, 07/24/23 (Call 06/23/23)	1,399	1,383,736
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)(b)	4,610	4,265,968
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(b)	3,291	3,215,655
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(b)	4,826	4,432,560
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	3,838	3,493,962

Security	Par (000)	Value

Banks (continued)
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(b)	$4,799	$4,471,954
3.00%, 02/19/25	4,111	3,884,242
3.00%, 04/22/26	5,213	4,769,108
3.00%, 10/23/26	2,150	1,946,485
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)(b)	4,450	4,030,996
3.30%, 09/09/24	3,591	3,468,606
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(b)	980	883,515
3.55%, 09/29/25	4,115	3,893,608
3.75%, 01/24/24 (Call 12/22/23)	4,793	4,706,390
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(a)(b)	3,420	3,257,356
4.10%, 06/03/26(a)	1,747	1,652,031
4.13%, 08/15/23(a)	2,185	2,167,703
4.30%, 07/22/27	1,850	1,730,114
4.48%, 01/16/24(a)	453	448,771
4.54%, 08/15/26 (Call 08/15/25)(b)	3,975	3,823,013
Westpac Banking Corp.
1.02%, 11/18/24	1,890	1,743,627
1.15%, 06/03/26	2,335	2,027,263
2.00%, 01/13/23(a)	912	907,603
2.35%, 02/19/25	1,456	1,368,806
2.70%, 08/19/26(a)	1,755	1,603,377
2.75%, 01/11/23(a)	492	490,021
2.85%, 05/13/26	1,300	1,202,688
3.30%, 02/26/24(a)	2,397	2,349,861
3.35%, 03/08/27	1,370	1,268,493
3.65%, 05/15/23(a)	1,154	1,147,759
3.74%, 08/26/25	1,345	1,297,214
4.04%, 08/26/27(a)	200	189,923

		1,027,499,169

Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	5,444	5,218,041
Coca-Cola Co. (The)
1.45%, 06/01/27	950	824,648
1.75%, 09/06/24	1,541	1,466,249
2.90%, 05/25/27	355	327,844
3.38%, 03/25/27(a)	2,070	1,966,624
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	395	362,786
3.60%, 05/09/24(a)	1,640	1,598,296
3.70%, 12/06/26 (Call 09/06/26)	430	400,949
4.35%, 05/09/27 (Call 04/09/27)	685	653,560
4.40%, 11/15/25 (Call 09/15/25)(a)	1,089	1,060,323
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,610	1,451,575
2.13%, 10/24/24 (Call 09/24/24)	1,602	1,512,495
2.63%, 04/29/23 (Call 01/29/23)	1,833	1,812,824
3.50%, 09/18/23 (Call 08/18/23)	792	780,899
5.20%, 10/24/25	1,000	1,003,012
5.30%, 10/24/27	1,000	1,003,674
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 12/01/22)	1,645	1,548,873
3.13%, 12/15/23 (Call 10/15/23)	775	759,360
3.40%, 11/15/25 (Call 08/15/25)(a)	1,162	1,102,109
4.42%, 05/25/25 (Call 03/25/25)(a)	807	796,817
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	2,640	2,405,818
PepsiCo Inc.
0.40%, 10/07/23	810	776,879

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
0.75%, 05/01/23	$609	$597,790
2.25%, 03/19/25 (Call 02/19/25)	2,364	2,226,918
2.38%, 10/06/26 (Call 07/06/26)	215	196,821
2.63%, 03/19/27 (Call 01/19/27)	2,355	2,156,312
2.75%, 03/01/23(a)	362	359,871
2.75%, 04/30/25 (Call 01/30/25)	501	476,232
2.85%, 02/24/26 (Call 11/24/25)	575	541,092
3.00%, 10/15/27 (Call 07/15/27)	25	23,070
3.50%, 07/17/25 (Call 04/17/25)	508	491,762
3.60%, 03/01/24 (Call 12/01/23)	2,294	2,264,829
3.60%, 02/18/28 (Call 01/18/28)	1,425	1,339,562

		39,507,914

Biotechnology — 1.0%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	1,011	941,314
2.20%, 02/21/27 (Call 12/21/26)	1,497	1,328,614
2.25%, 08/19/23 (Call 06/19/23)(a)	1,824	1,783,882
2.60%, 08/19/26 (Call 05/19/26)(a)	2,645	2,419,407
3.13%, 05/01/25 (Call 02/01/25)(a)	1,513	1,446,276
3.63%, 05/22/24 (Call 02/22/24)	1,475	1,445,432
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,608	1,556,785
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	1,520	1,464,241
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 11/14/22)	1,731	1,666,312
1.20%, 10/01/27 (Call 08/01/27)	200	164,447
2.50%, 09/01/23 (Call 07/01/23)	1,449	1,420,834
2.95%, 03/01/27 (Call 12/01/26)	1,050	955,091
3.50%, 02/01/25 (Call 11/01/24)(a)	2,672	2,580,015
3.65%, 03/01/26 (Call 12/01/25)	4,353	4,122,840
3.70%, 04/01/24 (Call 01/01/24)(a)	2,773	2,721,716
Illumina Inc., 0.55%, 03/23/23	365	358,135
Royalty Pharma PLC
0.75%, 09/02/23	1,244	1,193,596
1.20%, 09/02/25 (Call 08/02/25)	2,027	1,789,124

		29,358,061

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)(a)	1,251	1,163,222
2.49%, 02/15/27 (Call 12/15/26)	490	431,574
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)(a)	1,138	1,126,950
4.00%, 06/15/25 (Call 03/15/25)	775	742,207

		3,463,953

Chemicals — 1.0%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	1,456	1,320,215
1.85%, 05/15/27 (Call 03/15/27)(a)	625	546,022
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	1,240	1,173,385
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	977	936,179
4.63%, 11/15/22	477	476,374
5.90%, 07/05/24	1,770	1,738,037
6.05%, 03/15/25	1,525	1,481,913
6.17%, 07/15/27 (Call 06/15/27)	3,415	3,221,914
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	4,033	3,989,036
4.49%, 11/15/25 (Call 09/15/25)	2,060	2,015,883
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,146	1,097,627

Security	Par (000)	Value

Chemicals (continued)
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)	$165	$158,029
1.65%, 02/01/27 (Call 01/01/27)(a)	795	692,893
2.70%, 11/01/26 (Call 08/01/26)	415	379,683
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	1,238	1,133,506
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	205	187,856
Linde Inc./CT
2.70%, 02/21/23 (Call 11/21/22)(a)	170	168,930
3.20%, 01/30/26 (Call 10/30/25)	1,468	1,394,375
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	75	68,024
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	1,763	1,768,172
Mosaic Co. (The)
3.25%, 11/15/22	350	349,769
4.25%, 11/15/23 (Call 08/15/23)	326	322,292
Nutrien Ltd., 1.90%, 05/13/23(a)	486	477,845
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	1,122	972,598
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	1,312	1,271,128
3.45%, 06/01/27 (Call 03/01/27)	2,255	2,071,929
4.05%, 08/08/24	470	461,063
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	970	893,778

		30,768,455

Commercial Services — 0.9%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	1,081	1,040,571
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)(a)	240	226,138
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	1,495	1,411,013
5.10%, 12/15/27 (Call 11/15/27)	680	655,322
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	2,291	1,954,399
1.50%, 11/15/24 (Call 10/15/24)(a)	280	256,267
2.15%, 01/15/27 (Call 12/15/26)	1,295	1,104,906
2.65%, 02/15/25 (Call 01/15/25)	882	818,652
3.75%, 06/01/23 (Call 03/01/23)(a)	1,087	1,075,988
4.00%, 06/01/23 (Call 05/01/23)(a)	1,186	1,178,066
4.80%, 04/01/26 (Call 01/01/26)	581	556,826
4.95%, 08/15/27 (Call 07/15/27)	475	450,966
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)	877	848,702
4.88%, 02/15/24 (Call 11/15/23)(a)	1,044	1,039,234
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)(a)	1,876	1,722,083
2.40%, 10/01/24 (Call 09/01/24)(a)	2,130	2,026,843
2.65%, 10/01/26 (Call 08/01/26)	2,545	2,322,547
3.90%, 06/01/27 (Call 05/01/27)(a)	645	613,286
Quanta Services Inc., 0.95%, 10/01/24 (Call 12/01/22)	1,870	1,699,963
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	955	949,366
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)(d)	2,455	2,199,121
2.95%, 01/22/27 (Call 10/22/26)(a)	985	901,604
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	1,048	1,010,559
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	516	469,792

		26,532,214

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 3.5%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	$2,118	$1,891,364
0.70%, 02/08/26 (Call 01/08/26)	3,560	3,117,890
0.75%, 05/11/23	1,402	1,373,062
1.13%, 05/11/25 (Call 04/11/25)	3,342	3,066,168
1.80%, 09/11/24 (Call 08/11/24)	2,012	1,910,658
2.05%, 09/11/26 (Call 07/11/26)	1,095	989,999
2.40%, 01/13/23 (Call 12/13/22)	543	540,703
2.40%, 05/03/23	5,232	5,177,346
2.45%, 08/04/26 (Call 05/04/26)	2,325	2,139,660
2.50%, 02/09/25(a)	2,145	2,045,588
2.75%, 01/13/25 (Call 11/13/24)	2,008	1,926,528
2.85%, 02/23/23 (Call 12/23/22)	1,988	1,978,846
2.85%, 05/11/24 (Call 03/11/24)	3,065	2,981,664
2.90%, 09/12/27 (Call 06/12/27)(a)	450	413,002
3.00%, 02/09/24 (Call 12/09/23)	2,949	2,888,310
3.00%, 06/20/27 (Call 03/20/27)(a)	410	382,064
3.20%, 05/13/25	3,370	3,244,425
3.20%, 05/11/27 (Call 02/11/27)(a)	1,565	1,466,041
3.25%, 02/23/26 (Call 11/23/25)	4,665	4,443,864
3.35%, 02/09/27 (Call 11/09/26)	4,505	4,272,057
3.45%, 05/06/24	3,828	3,757,826
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	1,703	1,662,529
4.90%, 10/01/26 (Call 08/01/26)	3,025	2,903,452
5.45%, 06/15/23 (Call 04/15/23)	2,101	2,103,895
5.85%, 07/15/25 (Call 06/15/25)	1,917	1,918,252
6.02%, 06/15/26 (Call 03/15/26)	5,345	5,335,177
6.10%, 07/15/27 (Call 05/15/27)(a)	445	445,319
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)(a)	935	802,530
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	1,293	1,113,907
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,833	1,735,298
1.75%, 04/01/26 (Call 03/01/26)(a)	1,905	1,685,848
2.25%, 04/01/23 (Call 03/01/23)	529	523,709
4.45%, 10/02/23 (Call 09/02/23)	1,883	1,868,117
4.90%, 10/15/25 (Call 07/15/25)(a)	2,475	2,430,297
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	1,992	1,704,138
2.20%, 06/17/25 (Call 05/17/25)	2,041	1,874,285
3.00%, 06/17/27 (Call 04/17/27)(a)	235	206,940
4.75%, 01/15/28 (Call 12/15/27)	300	280,212
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,965	1,688,089
2.20%, 02/09/27 (Call 01/09/27)	535	474,730
3.00%, 05/15/24	3,813	3,699,846
3.30%, 05/15/26	4,250	3,985,477
3.30%, 01/27/27	547	507,322
3.38%, 08/01/23(a)	1,818	1,797,738
3.45%, 02/19/26(a)	1,419	1,346,249
3.63%, 02/12/24	3,253	3,196,690
4.00%, 07/27/25(a)	700	682,348
4.15%, 07/27/27 (Call 06/27/27)(a)	1,095	1,046,078
7.00%, 10/30/25	310	325,179
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	2,030	1,587,602
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	940	928,966
3.63%, 05/15/25 (Call 04/15/25)	1,105	1,052,924
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	1,666	1,508,978

Security	Par (000)	Value

Computers (continued)
2.38%, 06/22/27 (Call 04/22/27)(a)	$670	$588,710
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	2,440	2,255,296

		105,273,192

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
1.95%, 02/01/23	104	103,292
3.10%, 08/15/25(a)	125	119,961
3.10%, 08/15/27 (Call 07/15/27)	230	214,674
3.25%, 03/15/24	732	719,556
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	1,551	1,471,209
3.15%, 03/15/27 (Call 12/15/26)	90	83,202
GSK Consumer Healthcare Capital U.K. PLC, 3.13%, 03/24/25	2,140	2,015,377
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 03/24/24	515	496,875
3.38%, 03/24/27	2,910	2,631,823
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,147	1,014,795
1.00%, 04/23/26(a)	482	426,346
1.90%, 02/01/27	625	560,409
2.45%, 11/03/26(a)	815	751,056
2.70%, 02/02/26	1,180	1,111,558
2.80%, 03/25/27	2,045	1,890,128
2.85%, 08/11/27	120	110,451
3.10%, 08/15/23(a)	369	363,631
Unilever Capital Corp.
0.38%, 09/14/23(a)	355	341,506
0.63%, 08/12/24 (Call 12/01/22)	510	474,361
2.00%, 07/28/26(a)	100	90,037
2.60%, 05/05/24 (Call 03/05/24)	1,783	1,723,422
2.90%, 05/05/27 (Call 02/05/27)	2,080	1,900,515
3.10%, 07/30/25	890	848,158
3.13%, 03/22/23 (Call 02/22/23)(a)	628	624,576
3.25%, 03/07/24 (Call 02/07/24)	1,481	1,451,350

		21,538,268

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	1,251	1,164,579

Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	2,420	2,292,096
1.65%, 10/29/24 (Call 09/29/24)	770	698,897
1.75%, 01/30/26 (Call 12/30/25)	1,335	1,138,253
2.45%, 10/29/26 (Call 09/29/26)	6,415	5,426,695
2.88%, 08/14/24 (Call 07/14/24)(a)	1,148	1,075,485
3.15%, 02/15/24 (Call 01/15/24)	792	759,180
3.30%, 01/23/23 (Call 12/23/22)	1,022	1,017,506
3.50%, 01/15/25 (Call 11/15/24)	1,099	1,031,129
3.65%, 07/21/27 (Call 04/21/27)	350	304,350
4.13%, 07/03/23 (Call 06/03/23)(a)	1,679	1,657,874
4.45%, 10/01/25 (Call 08/01/25)(a)	565	530,032
4.45%, 04/03/26 (Call 02/03/26)	1,070	990,319
4.50%, 09/15/23 (Call 08/15/23)(a)	1,724	1,692,542
4.88%, 01/16/24 (Call 12/16/23)	1,211	1,188,433
6.50%, 07/15/25 (Call 06/15/25)(a)	1,637	1,612,503
Series 3NC1, 1.75%, 10/29/24 (Call 12/01/22)	1,480	1,339,320
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	914	853,501
0.80%, 08/18/24 (Call 07/18/24)	860	782,118

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
1.88%, 08/15/26 (Call 07/15/26)	$3,242	$2,719,405
2.20%, 01/15/27 (Call 12/15/26)(a)	800	669,215
2.25%, 01/15/23	1,048	1,041,174
2.30%, 02/01/25 (Call 01/01/25)(a)	1,079	987,284
2.75%, 01/15/23 (Call 12/15/22)(a)	1,030	1,024,204
2.88%, 01/15/26 (Call 12/15/25)(a)	1,815	1,613,771
3.00%, 09/15/23 (Call 07/15/23)	457	446,311
3.25%, 03/01/25 (Call 01/01/25)	925	860,551
3.38%, 07/01/25 (Call 06/01/25)(a)	1,313	1,211,294
3.63%, 04/01/27 (Call 01/01/27)(a)	303	266,919
3.75%, 06/01/26 (Call 04/01/26)	615	557,575
3.88%, 07/03/23 (Call 06/03/23)	1,115	1,102,464
4.25%, 02/01/24 (Call 01/01/24)	1,402	1,370,337
4.25%, 09/15/24 (Call 06/15/24)	977	950,187
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	430	409,979
4.25%, 06/15/26 (Call 04/15/26)	910	803,958
4.40%, 09/25/23 (Call 08/25/23)(a)	135	131,907
5.00%, 04/01/23(a)	1,003	994,721
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,872	1,795,454
3.05%, 06/05/23 (Call 05/05/23)	953	935,949
3.88%, 05/21/24 (Call 04/21/24)	1,270	1,227,200
4.63%, 03/30/25	1,041	1,004,149
4.75%, 06/09/27 (Call 05/09/27)(a)	900	821,412
5.13%, 09/30/24	1,575	1,554,021
5.80%, 05/01/25 (Call 04/01/25)(a)	1,341	1,329,098
American Express Co.
0.75%, 11/03/23	455	435,166
1.65%, 11/04/26 (Call 10/04/26)	1,160	997,761
2.25%, 03/04/25 (Call 02/01/25)(a)	4,085	3,791,219
2.50%, 07/30/24 (Call 06/30/24)	2,615	2,481,783
2.55%, 03/04/27 (Call 02/01/27)	2,545	2,236,020
2.65%, 12/02/22	1,102	1,100,548
3.00%, 10/30/24 (Call 09/29/24)(a)	2,520	2,407,325
3.13%, 05/20/26 (Call 04/20/26)	1,065	985,648
3.30%, 05/03/27 (Call 04/03/27)(a)	1,845	1,670,295
3.38%, 05/03/24	2,090	2,026,912
3.40%, 02/27/23 (Call 01/27/23)(a)	877	873,736
3.40%, 02/22/24 (Call 01/22/24)	2,097	2,045,589
3.63%, 12/05/24 (Call 11/04/24)	575	553,596
3.70%, 08/03/23 (Call 07/03/23)	2,563	2,539,908
3.95%, 08/01/25 (Call 07/01/25)	2,290	2,198,070
4.20%, 11/06/25 (Call 10/06/25)	880	852,348
5.85%, 11/05/27	745	744,464
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	195	178,724
3.00%, 04/02/25 (Call 03/02/25)	1,387	1,317,388
3.70%, 10/15/24	698	677,049
4.00%, 10/15/23	921	911,172
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)(a)	320	286,490
4.00%, 04/01/24 (Call 02/01/24)	1,299	1,275,465
4.25%, 06/02/26 (Call 03/02/26)(a)	250	237,669
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(b)	500	472,704
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(b)	2,700	2,246,107
2.60%, 05/11/23 (Call 04/11/23)(a)	1,190	1,174,107
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(b)	175	160,424
3.20%, 01/30/23 (Call 12/30/22)(a)	1,924	1,915,212

Security	Par (000)	Value

Diversified Financial Services (continued)
3.20%, 02/05/25 (Call 01/05/25)	$1,848	$1,745,923
3.30%, 10/30/24 (Call 09/30/24)(a)	2,744	2,619,024
3.50%, 06/15/23	1,398	1,384,061
3.65%, 05/11/27 (Call 04/11/27)(a)	95	86,158
3.75%, 04/24/24 (Call 03/24/24)(a)	594	578,108
3.75%, 07/28/26 (Call 06/28/26)	726	663,644
3.75%, 03/09/27 (Call 02/09/27)	505	460,154
3.90%, 01/29/24 (Call 12/29/23)	2,024	1,983,262
4.17%, 05/09/25 (Call 05/09/24)(b)	400	384,329
4.20%, 10/29/25 (Call 09/29/25)	943	893,931
4.25%, 04/30/25 (Call 03/31/25)	1,106	1,064,708
4.99%, 07/24/26 (Call 07/24/25)(b)	760	733,392
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	400	374,437
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	2,248	2,121,795
0.90%, 03/11/26 (Call 02/11/26)	2,470	2,137,606
1.15%, 05/13/26 (Call 04/13/26)	1,559	1,351,533
2.45%, 03/03/27 (Call 02/03/27)(a)	1,160	1,034,896
2.65%, 01/25/23 (Call 12/25/22)	167	166,310
3.20%, 03/02/27 (Call 12/02/26)	155	142,474
3.30%, 04/01/27 (Call 01/01/27)	130	119,598
3.55%, 02/01/24 (Call 01/01/24)	946	927,820
3.85%, 05/21/25 (Call 03/21/25)	1,231	1,195,068
4.20%, 03/24/25 (Call 02/24/25)(a)	1,608	1,583,829
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	1,266	1,209,435
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	270	256,715
3.85%, 11/21/22	549	548,797
3.95%, 11/06/24 (Call 08/06/24)	1,540	1,483,161
4.10%, 02/09/27 (Call 11/09/26)	585	532,076
4.50%, 01/30/26 (Call 11/30/25)(a)	1,270	1,191,561
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	25	22,674
3.65%, 05/23/25 (Call 04/23/25)(a)	1,245	1,204,657
3.75%, 12/01/25 (Call 09/01/25)(a)	880	844,679
4.00%, 09/15/27 (Call 08/15/27)(a)	4,510	4,272,493
Invesco Finance PLC
3.75%, 01/15/26	265	250,631
4.00%, 01/30/24	821	806,148
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27(a)	1,190	1,116,509
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	1,727	1,622,458
2.95%, 11/21/26 (Call 08/21/26)	545	506,315
3.30%, 03/26/27 (Call 01/26/27)	1,680	1,573,875
3.38%, 04/01/24	1,863	1,827,442
Nasdaq Inc.
0.45%, 12/21/22 (Call 11/14/22)	1,408	1,397,831
3.85%, 06/30/26 (Call 03/30/26)(a)	213	202,847
Nomura Holdings Inc.
1.65%, 07/14/26	2,728	2,317,451
1.85%, 07/16/25	635	571,094
2.33%, 01/22/27	1,095	933,104
2.65%, 01/16/25	1,857	1,738,353
5.10%, 07/03/25(a)	50	48,953
5.39%, 07/06/27(a)	1,045	1,006,501
ORIX Corp.
3.25%, 12/04/24	670	640,629
3.70%, 07/18/27	50	45,822

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.05%, 01/16/24(a)	$285	$280,794
5.00%, 09/13/27	635	620,307
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	345	309,679
4.25%, 08/15/24 (Call 05/15/24)	700	675,890
4.38%, 03/19/24 (Call 02/19/24)	1,245	1,216,976
4.50%, 07/23/25 (Call 04/23/25)	1,070	1,011,277
4.88%, 06/13/25 (Call 05/13/25)	1,420	1,363,830
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	100	83,171
1.90%, 04/15/27 (Call 02/15/27)	2,835	2,499,794
2.75%, 09/15/27 (Call 06/15/27)	30	27,235
2.80%, 12/14/22 (Call 12/01/22)	2,822	2,817,399
3.15%, 12/14/25 (Call 09/14/25)	3,865	3,683,304
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,367	1,170,928
2.85%, 01/10/25 (Call 12/10/24)	920	863,635

		157,560,161

Electric — 3.6%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	1,197	1,034,671
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)(a)	535	503,139
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	1,005	865,389
American Electric Power Co. Inc.
2.03%, 03/15/24	720	686,821
5.75%, 11/01/27	800	797,880
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	1,448	1,376,698
3.20%, 04/15/25 (Call 03/15/25)	1,254	1,183,300
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	984	971,143
4.05%, 04/15/25 (Call 03/15/25)(a)	2,258	2,210,797
Black Hills Corp.
1.04%, 08/23/24 (Call 11/16/22)	625	577,028
4.25%, 11/30/23 (Call 08/30/23)(a)	210	208,677
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	880	765,457
2.50%, 09/01/24 (Call 08/01/24)	1,130	1,071,804
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	565	518,653
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	215	198,245
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/01/22)(a)	566	540,191
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	1,357	1,286,212
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	245	240,714
Dominion Energy Inc.
3.07%, 08/15/24(c)	1,343	1,281,918
3.90%, 10/01/25 (Call 07/01/25)(a)	1,095	1,049,293
Series A, 1.45%, 04/15/26 (Call 03/15/26)	1,095	956,924
DTE Energy Co.
2.25%, 11/01/22(a)	610	610,000
2.85%, 10/01/26 (Call 07/01/26)	620	561,420
4.22%, 01/11/24(c)	1,205	1,176,430
Series C, 2.53%, 10/01/24(c)	1,080	1,023,811
Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,058	944,268
Series H, 0.55%, 11/01/22	1,015	1,015,000

Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)(a)	$764	$757,460
3.05%, 03/15/23 (Call 02/15/23)	899	894,085
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,475	1,299,923
2.65%, 09/01/26 (Call 06/01/26)	960	867,943
3.15%, 08/15/27 (Call 05/15/27)	5	4,507
3.75%, 04/15/24 (Call 01/15/24)	1,976	1,941,443
4.30%, 03/15/28 (Call 02/15/28)	905	848,953
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	115	106,594
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	766	729,858
Edison International
3.55%, 11/15/24 (Call 10/15/24)(a)	366	351,652
5.75%, 06/15/27 (Call 04/15/27)(a)	555	541,284
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	1,180	1,089,214
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)(a)	895	847,621
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,232	1,079,499
2.95%, 09/01/26 (Call 06/01/26)	683	620,988
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 12/01/22)	763	726,559
0.95%, 10/01/24 (Call 12/01/22)	4,205	3,876,335
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	1,311	1,235,795
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	1,550	1,390,412
4.20%, 06/27/24	1,345	1,320,068
4.60%, 07/01/27 (Call 06/01/27)	810	778,329
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(a)(d)	480	429,387
3.40%, 04/15/26 (Call 01/15/26)	1,765	1,649,998
3.95%, 06/15/25 (Call 03/15/25)	1,216	1,170,552
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	209	206,254
2.85%, 04/01/25 (Call 03/01/25)	1,913	1,816,230
3.13%, 12/01/25 (Call 06/01/25)(a)	695	657,084
3.25%, 06/01/24 (Call 12/01/23)	171	166,606
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	385	347,307
Georgia Power Co., Series A, 2.10%, 07/30/23(a)	1,408	1,377,606
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	892	856,097
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	1,390	1,351,329
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	983	925,849
1.00%, 06/15/26 (Call 05/15/26)	1,055	914,308
1.88%, 02/07/25	960	894,728
5.45%, 10/30/25	740	743,723
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	1,271	1,252,741
1.88%, 01/15/27 (Call 12/15/26)	2,040	1,777,990
2.69%, 11/03/23 (Call 12/01/22), (SOFR + 0.400%)(b)	945	933,792
2.94%, 03/21/24 (Call 12/01/22)	2,100	2,034,779
3.55%, 05/01/27 (Call 02/01/27)	295	271,498
4.20%, 06/20/24	1,350	1,328,370
4.26%, 09/01/24	1,040	1,019,320
4.45%, 06/20/25	1,135	1,111,418
4.63%, 07/15/27 (Call 06/15/27)	1,845	1,773,598
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	120	110,338
OGE Energy Corp., 0.70%, 05/26/23 (Call 12/01/22)(a)	135	131,968

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Oklahoma Gas & Electric Co., 0.55%, 05/26/23 (Call 12/01/22)	$300	$292,435
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)(a)	970	935,091
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 12/01/22)	1,985	1,895,736
2.95%, 03/01/26 (Call 12/01/25)	959	853,684
3.15%, 01/01/26(a)	2,062	1,858,459
3.25%, 02/16/24 (Call 02/16/23)	4,450	4,300,398
3.45%, 07/01/25(a)	380	353,356
3.50%, 06/15/25 (Call 03/15/25)	920	853,383
4.25%, 08/01/23 (Call 07/01/23)(a)	429	424,826
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	911	812,003
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	1,195	1,096,910
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	755	662,559
0.84%, 11/08/23 (Call 12/01/22)	635	605,587
2.65%, 11/15/22 (Call 11/14/22)(a)	652	651,491
2.88%, 06/15/24 (Call 05/15/24)	1,169	1,123,649
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)(a)	450	410,334
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	5	4,520
3.30%, 04/01/25 (Call 03/01/25)	320	303,116
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)(a)	1,360	1,280,597
Series C, 3.50%, 10/01/23 (Call 07/01/23)	828	812,847
Series D, 4.70%, 06/01/27 (Call 05/01/27)	1,025	991,192
Series E, 3.70%, 08/01/25 (Call 06/01/25)	2,066	1,982,208
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)(a)	2,006	1,978,941
3.25%, 07/01/26 (Call 04/01/26)	2,660	2,460,615
5.11%, 08/01/27(a)	300	291,612
5.15%, 10/06/25	1,000	995,575
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	1,072	1,006,943
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	553	537,305
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	835	733,617
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,408	1,316,204
Series A, 3.50%, 03/15/27 (Call 12/15/26)	260	241,478
Series B, 3.75%, 05/15/27 (Call 04/15/27)	1,230	1,154,730
Series C, 2.75%, 03/15/23 (Call 12/15/22)	840	833,143
WEC Energy Group Inc.
0.55%, 09/15/23	934	897,109
0.80%, 03/15/24 (Call 02/15/24)	525	493,591
5.00%, 09/27/25 (Call 08/27/25)	415	412,003
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)(a)	466	444,755
1.75%, 03/15/27 (Call 02/15/27)	1,255	1,074,623
3.30%, 06/01/25 (Call 12/01/24)	1,161	1,101,501
3.35%, 12/01/26 (Call 06/01/26)	115	106,050

		108,801,451

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	449	383,353
1.80%, 10/15/27 (Call 08/15/27)	45	38,607
2.63%, 02/15/23 (Call 12/01/22)	694	690,060

Security	Par (000)	Value

Electrical Components & Equipment (continued)
3.15%, 06/01/25 (Call 03/01/25)	$679	$649,336

		1,761,356

Electronics — 0.6%
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	1,540	1,470,806
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,002	925,375
4.75%, 06/15/25 (Call 03/15/25)	1,127	1,092,474
5.00%, 02/15/23	816	816,397
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	920	845,688
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	2,205	1,887,483
1.35%, 06/01/25 (Call 05/01/25)	1,837	1,684,306
2.30%, 08/15/24 (Call 07/15/24)	1,341	1,283,074
2.50%, 11/01/26 (Call 08/01/26)	1,110	1,015,285
4.95%, 02/15/28	760	758,239
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	862	746,157
4.25%, 05/15/27 (Call 04/15/27)	985	913,401
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	938	919,112
4.60%, 04/06/27 (Call 01/06/27)	270	258,801
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 11/14/22)	910	841,361
1.75%, 08/09/26 (Call 07/09/26)(a)	1,330	1,119,469
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	1,080	890,967

		17,468,395

Entertainment — 0.3%
Magallanes Inc.
3.43%, 03/15/24(a)(d)	1,535	1,480,987
3.53%, 03/15/24 (Call 03/15/23)(d)	445	429,658
3.64%, 03/15/25(d)	1,340	1,263,083
3.76%, 03/15/27 (Call 02/15/27)(d)	5,940	5,280,797
3.79%, 03/15/25 (Call 03/15/23)(d)	1,070	1,010,026

		9,464,551

Environmental Control — 0.2%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	1,880	1,790,323
2.90%, 07/01/26 (Call 04/01/26)(a)	590	539,820
3.20%, 03/15/25 (Call 12/15/24)	916	872,039
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,293	1,141,615
2.40%, 05/15/23 (Call 03/15/23)(a)	1,101	1,087,461

		5,431,258

Food — 1.3%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)(a)	902	897,061
3.95%, 03/15/25 (Call 01/15/25)	1,260	1,221,595
Conagra Brands Inc.
0.50%, 08/11/23 (Call 12/01/22)	1,180	1,138,362
4.30%, 05/01/24 (Call 04/01/24)(a)	2,000	1,967,038
4.60%, 11/01/25 (Call 09/01/25)	1,297	1,259,883
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	5	4,627
3.65%, 02/15/24 (Call 11/15/23)	705	695,023
4.00%, 04/17/25 (Call 02/17/25)	1,648	1,606,289
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	1,060	966,563
3.38%, 05/15/23 (Call 04/15/23)(a)	683	678,011
Hormel Foods Corp., 0.65%, 06/03/24 (Call 12/01/22)	615	574,090

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	$145	$133,102
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 2.50%, 01/15/27 (Call 12/15/26)(d)	586	500,298
JM Smucker Co. (The), 3.50%, 03/15/25	800	767,392
Kellogg Co.
2.65%, 12/01/23(a)	1,308	1,277,967
3.25%, 04/01/26(a)	1,050	983,290
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	3,030	2,788,282
3.88%, 05/15/27 (Call 02/15/27)(a)	1,415	1,320,605
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	1,180	1,056,583
3.50%, 02/01/26 (Call 11/01/25)	1,195	1,121,145
3.70%, 08/01/27 (Call 05/01/27)(a)	125	115,427
3.85%, 08/01/23 (Call 05/01/23)(a)	1,078	1,068,973
4.00%, 02/01/24 (Call 11/01/23)(a)	1,070	1,054,045
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	1,146	988,972
3.15%, 08/15/24 (Call 06/15/24)	1,755	1,689,548
3.40%, 08/15/27 (Call 05/15/27)	40	36,379
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	869	793,454
2.13%, 03/17/24	245	234,909
2.63%, 03/17/27 (Call 02/17/27)	2,438	2,171,463
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	175	158,295
3.30%, 07/15/26 (Call 04/15/26)	760	702,953
3.75%, 10/01/25 (Call 07/01/25)(a)	1,648	1,572,940
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	2,060	1,896,730
3.95%, 08/15/24 (Call 05/15/24)	1,445	1,410,210
4.00%, 03/01/26 (Call 01/01/26)	1,831	1,750,302
Walmart Inc., 3.90%, 09/09/25(a)	805	788,151

		37,389,957

Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24	741	765,250

Gas — 0.3%
Atmos Energy Corp.
0.63%, 03/09/23 (Call 11/16/22)	272	268,249
3.00%, 06/15/27 (Call 03/15/27)	75	68,366
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 12/01/22)(a)	100	98,524
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	1,689	1,599,500
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)(a)	808	803,972
5.50%, 01/15/26 (Call 12/15/25)	923	902,991
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)(a)	2,210	1,956,309
3.49%, 05/15/27 (Call 02/15/27)(a)	815	745,219
ONE Gas Inc., 1.10%, 03/11/24 (Call 11/16/22)	676	639,418
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)(a)	1,390	1,256,071
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	250	227,822

		8,566,441

Security	Par (000)	Value

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)(a)	$1,160	$1,088,535
3.40%, 03/01/26 (Call 01/01/26)	1,055	991,857

		2,080,392

Health Care - Products — 1.0%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	1,902	1,824,906
3.40%, 11/30/23 (Call 09/30/23)(a)	1,770	1,745,582
3.75%, 11/30/26 (Call 08/30/26)	1,285	1,232,362
Baxter International Inc.
0.87%, 12/01/23	475	453,540
1.32%, 11/29/24(a)	645	593,602
1.92%, 02/01/27 (Call 01/01/27)	2,305	1,981,182
2.60%, 08/15/26 (Call 05/15/26)	375	336,994
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	1,403	1,294,348
3.45%, 03/01/24 (Call 02/01/24)(a)	1,417	1,386,727
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	1,160	1,106,616
DH Europe Finance II Sarl
2.05%, 11/15/22	1,002	1,000,923
2.20%, 11/15/24 (Call 10/15/24)	1,741	1,643,814
PerkinElmer Inc.
0.55%, 09/15/23 (Call 12/01/22)(a)	270	258,746
0.85%, 09/15/24 (Call 12/01/22)(a)	685	631,891
Stryker Corp.
0.60%, 12/01/23 (Call 11/14/22)	954	908,509
1.15%, 06/15/25 (Call 05/15/25)(a)	1,305	1,174,334
3.38%, 05/15/24 (Call 02/15/24)	1,136	1,106,408
3.38%, 11/01/25 (Call 08/01/25)(a)	1,240	1,180,813
3.50%, 03/15/26 (Call 12/15/25)	1,965	1,861,080
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 12/01/22)	2,115	2,029,922
1.22%, 10/18/24 (Call 12/01/22)	2,375	2,209,607
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 12/01/22)	2,340	2,157,073
3.05%, 01/15/26 (Call 12/15/25)(a)	1,224	1,135,108
3.55%, 04/01/25 (Call 01/01/25)	1,055	1,008,796

		30,262,883

Health Care - Services — 2.0%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	2,151	2,119,520
3.50%, 11/15/24 (Call 08/15/24)(a)	1,607	1,552,407
Anthem Inc., 0.45%, 03/15/23	671	659,877
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	1,097	1,041,762
2.95%, 11/01/22	209	209,000
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,040	917,582
2.38%, 01/15/25 (Call 12/15/24)	2,001	1,880,200
2.95%, 12/01/22 (Call 11/16/22)	1,223	1,221,485
3.30%, 01/15/23	110	109,635
3.35%, 12/01/24 (Call 10/01/24)	2,028	1,950,845
3.50%, 08/15/24 (Call 05/15/24)	1,060	1,028,579
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(d)	1,700	1,504,205
4.50%, 02/15/27 (Call 08/15/26)	1,615	1,512,479
5.00%, 03/15/24	2,743	2,718,824
5.25%, 04/15/25	1,910	1,875,498
5.25%, 06/15/26 (Call 12/15/25)	2,207	2,140,045

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.38%, 02/01/25	$2,980	$2,944,222
5.38%, 09/01/26 (Call 03/01/26)	1,350	1,312,884
5.88%, 02/15/26 (Call 08/15/25)	2,250	2,227,081
Humana Inc.
0.65%, 08/03/23 (Call 11/08/22)	810	783,058
1.35%, 02/03/27 (Call 01/03/27)	1,792	1,502,106
3.15%, 12/01/22	799	797,873
3.85%, 10/01/24 (Call 07/01/24)	1,327	1,293,378
3.95%, 03/15/27 (Call 12/15/26)	110	102,838
4.50%, 04/01/25 (Call 03/01/25)(a)	812	794,560
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	300	275,977
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	925	804,960
3.25%, 09/01/24 (Call 07/01/24)	1,282	1,234,714
3.60%, 02/01/25 (Call 11/01/24)	1,563	1,497,538
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	1,320	1,236,696
3.50%, 03/30/25 (Call 12/30/24)	1,192	1,142,126
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	60	59,515
Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	45	42,423
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	580	548,112
0.55%, 05/15/24 (Call 11/14/22)	1,348	1,261,569
1.15%, 05/15/26 (Call 04/15/26)(a)	1,335	1,172,274
1.25%, 01/15/26(a)	811	721,000
2.38%, 08/15/24	1,634	1,563,251
2.75%, 02/15/23 (Call 12/01/22)	767	762,988
2.88%, 03/15/23	1,002	995,352
2.95%, 10/15/27	25	22,550
3.10%, 03/15/26	1,384	1,302,463
3.38%, 04/15/27	335	312,394
3.45%, 01/15/27	350	328,111
3.50%, 06/15/23(a)	1,010	1,002,390
3.50%, 02/15/24(a)	1,406	1,382,463
3.75%, 07/15/25	2,616	2,538,730
5.00%, 10/15/24	3,000	3,000,941
5.15%, 10/15/25	1,435	1,438,572
5.25%, 02/15/28	370	370,698
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(a)(d)	590	495,423

		59,713,173

Holding Companies - Diversified — 0.8%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,550	1,280,544
2.88%, 06/15/27 (Call 05/15/27)(a)	645	530,369
3.25%, 07/15/25 (Call 06/15/25)	305	275,071
3.50%, 02/10/23 (Call 01/10/23)	1,825	1,816,403
3.88%, 01/15/26 (Call 12/15/25)	1,757	1,574,982
4.20%, 06/10/24 (Call 05/10/24)	1,999	1,923,037
4.25%, 03/01/25 (Call 01/01/25)	853	800,254
Blackstone Private Credit Fund
2.35%, 11/22/24	585	534,035
2.63%, 12/15/26 (Call 11/15/26)	1,520	1,257,626
2.70%, 01/15/25 (Call 11/15/24)	1,115	1,018,643
3.25%, 03/15/27 (Call 02/15/27)	1,425	1,198,433
4.70%, 03/24/25(a)	1,155	1,109,470
7.05%, 09/29/25(a)(d)	55	54,513

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(a)	$560	$451,311
2.75%, 09/16/26 (Call 08/19/26)(a)	555	476,173
3.63%, 01/15/26 (Call 12/15/25)	1,920	1,734,773
FS KKR Capital Corp.
1.65%, 10/12/24	905	819,913
3.25%, 07/15/27 (Call 06/15/27)	540	442,442
3.40%, 01/15/26 (Call 12/15/25)	1,145	1,008,505
Golub Capital BDC Inc.
2.50%, 08/24/26 (Call 07/24/26)	1,320	1,100,241
3.38%, 04/15/24 (Call 03/15/24)	785	747,212
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	490	393,062
3.40%, 07/15/26 (Call 06/15/26)	782	667,054
3.75%, 07/22/25 (Call 06/22/25)	934	853,452
4.25%, 01/15/26 (Call 12/15/25)	1,277	1,157,886

		23,225,404

Home Builders — 0.3%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)(a)	1,375	1,147,762
2.50%, 10/15/24 (Call 09/15/24)	1,079	1,016,807
2.60%, 10/15/25 (Call 09/15/25)	708	645,356
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	1,575	1,546,333
4.75%, 05/30/25 (Call 02/28/25)	1,534	1,490,725
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	960	921,622
5.50%, 03/01/26 (Call 12/01/25)	630	619,895

		7,388,500

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)(a)	30	25,047

Insurance — 1.5%
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	627	544,051
3.15%, 06/15/23(a)	1,055	1,043,716
3.28%, 12/15/26 (Call 09/15/26)	1,220	1,136,836
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	828	768,544
3.90%, 04/01/26 (Call 01/01/26)	1,135	1,081,106
Aon Corp., 2.20%, 11/15/22	921	920,106
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)(a)	1,540	1,366,396
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	1,284	1,248,176
3.88%, 12/15/25 (Call 09/15/25)	715	680,327
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	1,295	1,215,504
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(a)	1,735	1,562,956
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	461	457,632
3.00%, 02/11/23	110	109,728
3.13%, 03/15/26 (Call 12/15/25)	3,206	3,038,782
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	10	9,033
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	861	839,365
Chubb INA Holdings Inc.
2.88%, 11/03/22	837	836,868
3.15%, 03/15/25	1,110	1,060,569

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.35%, 05/15/24	$796	$774,420
3.35%, 05/03/26 (Call 02/03/26)	965	908,521
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/15/27)	105	94,921
3.95%, 05/15/24 (Call 02/15/24)(a)	888	867,229
4.50%, 03/01/26 (Call 12/01/25)	840	810,313
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	519	509,600
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(d)	425	401,110
3.65%, 04/05/27 (Call 03/05/27)(d)	2,774	2,513,766
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	980	975,198
Jackson Financial Inc., 1.13%, 11/22/23(a)	175	167,213
Lincoln National Corp., 4.00%, 09/01/23(a)	920	911,684
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)(a)	407	401,677
3.75%, 04/01/26 (Call 01/01/26)(a)	930	893,760
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(a)	1,370	1,211,902
4.15%, 03/04/26	800	769,551
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,032	1,003,041
3.50%, 03/10/25 (Call 12/10/24)	1,056	1,013,702
3.75%, 03/14/26 (Call 12/14/25)(a)	968	921,424
3.88%, 03/15/24 (Call 02/15/24)	1,860	1,826,418
MetLife Inc.
3.00%, 03/01/25	831	795,175
3.60%, 04/10/24	1,781	1,741,665
3.60%, 11/13/25 (Call 08/13/25)(a)	694	662,973
Series D, 4.37%, 09/15/23(a)	2,091	2,076,028
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	295	277,685
Progressive Corp. (The)
2.45%, 01/15/27(a)	150	134,836
2.50%, 03/15/27 (Call 02/15/27)(a)	1,020	910,777
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)(a)	1,235	1,094,296
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	695	662,507
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)(a)	96	92,847
4.65%, 06/15/27 (Call 05/15/27)(a)	2,070	1,948,686

		45,292,620

Internet — 1.6%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	2,424	2,163,769
0.80%, 08/15/27 (Call 06/15/27)	150	126,103
2.00%, 08/15/26 (Call 05/15/26)	1,770	1,610,494
3.38%, 02/25/24(a)	1,548	1,524,065
Amazon.com Inc.
0.25%, 05/12/23	689	673,074
0.40%, 06/03/23	1,579	1,538,417
0.45%, 05/12/24	1,498	1,404,538
0.80%, 06/03/25 (Call 05/03/25)	2,361	2,136,422
1.00%, 05/12/26 (Call 04/12/26)	2,965	2,594,798
1.20%, 06/03/27 (Call 04/03/27)	890	756,556
2.40%, 02/22/23 (Call 01/22/23)(a)	1,929	1,917,893
2.50%, 11/29/22(a)	1,207	1,205,419
2.73%, 04/13/24(a)	825	802,988
2.80%, 08/22/24 (Call 06/22/24)(a)	3,450	3,334,514

Security	Par (000)	Value

Internet (continued)
3.00%, 04/13/25	$2,095	$2,013,719
3.15%, 08/22/27 (Call 05/22/27)	1,185	1,097,116
3.30%, 04/13/27 (Call 03/13/27)(a)	2,650	2,487,122
3.80%, 12/05/24 (Call 09/05/24)(a)	1,728	1,697,718
5.20%, 12/03/25 (Call 09/03/25)	1,132	1,147,544
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	1,028	1,019,563
3.60%, 06/01/26 (Call 03/01/26)(a)	1,407	1,327,919
3.65%, 03/15/25 (Call 12/15/24)(a)	747	722,974
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	1,570	1,366,097
1.90%, 03/11/25 (Call 02/11/25)	1,688	1,561,456
2.75%, 01/30/23 (Call 12/30/22)	1,058	1,052,422
3.45%, 08/01/24 (Call 05/01/24)	1,353	1,316,214
3.60%, 06/05/27 (Call 03/05/27)(a)	190	174,828
Expedia Group Inc.
4.63%, 08/01/27 (Call 05/01/27)	90	84,191
5.00%, 02/15/26 (Call 11/15/25)(a)	1,822	1,760,719
Meta Platforms Inc., 3.50%, 08/15/27 (Call 07/15/27)(d)	5,110	4,688,024
Netflix Inc.
4.38%, 11/15/26	630	601,455
5.88%, 02/15/25	1,250	1,258,049
VeriSign Inc.
4.75%, 07/15/27 (Call 12/01/22)(a)	130	124,798
5.25%, 04/01/25 (Call 01/01/25)	1,250	1,237,477

		48,528,455

Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	1,235	1,135,422
3.95%, 05/23/25	1,000	968,354
4.30%, 05/23/27 (Call 04/23/27)	1,340	1,277,312
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)(a)	547	545,350

		3,926,438

Lodging — 0.3%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 12/01/22)(a)	565	541,752
1.80%, 10/01/24 (Call 12/01/22)(a)	1,315	1,226,401
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	1,097	1,071,848
5.00%, 10/15/27 (Call 09/15/27)	420	404,505
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,603	1,617,251
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,300	1,187,740
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	1,900	1,547,113
5.63%, 08/08/25 (Call 06/08/25)	245	216,825

		7,813,435

Machinery — 1.8%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	273	269,228
0.45%, 09/14/23	290	279,564
0.45%, 05/17/24	1,339	1,249,993
0.60%, 09/13/24	235	217,019
0.65%, 07/07/23	567	550,831
0.80%, 11/13/25(a)	1,761	1,559,164
0.90%, 03/02/26(a)	1,070	937,652
0.95%, 01/10/24	1,090	1,040,534
1.15%, 09/14/26	983	851,370
1.45%, 05/15/25(a)	779	715,699

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
1.70%, 01/08/27(a)	$2,465	$2,159,993
1.95%, 11/18/22(a)	705	704,230
2.15%, 11/08/24	1,490	1,413,238
2.55%, 11/29/22	599	598,091
2.85%, 05/17/24	950	921,253
3.25%, 12/01/24(a)	666	643,986
3.40%, 05/13/25(a)	690	666,152
3.45%, 05/15/23	870	863,361
3.60%, 08/12/27	885	829,897
3.65%, 12/07/23	1,064	1,050,211
3.65%, 08/12/25	1,125	1,090,531
3.75%, 11/24/23	475	470,308
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	1,823	1,782,248
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)(a)	950	813,568
1.88%, 01/15/26 (Call 12/15/25)	1,000	881,973
1.95%, 07/02/23(a)	1,092	1,066,381
3.95%, 05/23/25	1,195	1,143,818
4.20%, 01/15/24	1,009	993,394
CNH Industrial NV, 4.50%, 08/15/23	929	921,717
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)(a)	945	898,945
John Deere Capital Corp.
0.25%, 01/17/23	650	644,252
0.40%, 10/10/23	426	408,483
0.45%, 01/17/24(a)	805	764,974
0.45%, 06/07/24	815	759,736
0.63%, 09/10/24	595	551,817
0.70%, 01/15/26	865	756,347
0.90%, 01/10/24	450	429,724
1.05%, 06/17/26	1,805	1,573,348
1.20%, 04/06/23(a)	135	133,068
1.25%, 01/10/25(a)	950	879,741
1.70%, 01/11/27	1,925	1,687,951
1.75%, 03/09/27	195	169,879
2.05%, 01/09/25	469	441,630
2.35%, 03/08/27	3,540	3,172,046
2.60%, 03/07/24(a)	1,149	1,114,768
2.65%, 06/24/24	957	923,351
2.65%, 06/10/26(a)	370	342,308
2.70%, 01/06/23(a)	436	434,857
2.80%, 01/27/23(a)	405	403,240
2.80%, 03/06/23(a)	483	479,981
2.80%, 09/08/27	30	27,071
3.35%, 06/12/24	930	907,954
3.40%, 06/06/25	375	361,775
3.45%, 03/13/25	1,051	1,017,534
3.65%, 10/12/23(a)	571	565,786
4.05%, 09/08/25	675	659,142
4.15%, 09/15/27	760	730,107
4.55%, 10/11/24(a)	370	368,053
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,865	1,725,613
2.29%, 04/05/27 (Call 02/05/27)(a)	520	456,598
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 11/14/22)	350	337,730
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	861	800,724
3.45%, 11/15/26 (Call 08/15/26)	1,405	1,257,604
4.40%, 03/15/24 (Call 02/15/24)	1,394	1,366,634
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	720	660,928

		54,899,103

Security	Par (000)	Value

Manufacturing — 0.5%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)(a)	$511	$506,739
2.00%, 02/14/25 (Call 01/14/25)(a)	839	784,185
2.25%, 03/15/23 (Call 02/15/23)	716	709,001
2.25%, 09/19/26 (Call 06/19/26)(a)	840	757,516
2.65%, 04/15/25 (Call 03/15/25)(a)	1,333	1,258,511
3.00%, 08/07/25(a)	1,170	1,108,286
3.25%, 02/14/24 (Call 01/14/24)	1,754	1,714,779
General Electric Co., 3.10%, 01/09/23	65	64,762
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	622	571,012
3.50%, 03/01/24 (Call 12/01/23)	419	411,451
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	1,533	1,469,806
3.25%, 03/01/27 (Call 12/01/26)	150	137,006
3.30%, 11/21/24 (Call 08/21/24)	874	838,791
3.65%, 06/15/24	2,086	2,028,854
4.25%, 09/15/27 (Call 08/15/27)	270	255,971
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	938	934,684
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)(a)	1,139	1,100,352

		14,651,706

Media — 1.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	1,976	1,944,923
4.91%, 07/23/25 (Call 04/23/25)(a)	6,226	6,044,366
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	970	970,436
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	1,124	1,003,997
3.15%, 03/01/26 (Call 12/01/25)	2,160	2,029,659
3.30%, 02/01/27 (Call 11/01/26)	4,160	3,852,317
3.30%, 04/01/27 (Call 02/01/27)	185	171,529
3.38%, 02/15/25 (Call 11/15/24)	1,795	1,729,077
3.38%, 08/15/25 (Call 05/15/25)(a)	2,147	2,049,320
3.70%, 04/15/24 (Call 03/15/24)	3,310	3,247,998
3.95%, 10/15/25 (Call 08/15/25)(a)	3,095	2,992,882
5.25%, 11/07/25	175	174,953
5.35%, 11/15/27	175	174,921
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)(a)	1,712	1,695,559
4.90%, 03/11/26 (Call 12/11/25)	955	906,934
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)(a)	1,550	1,386,329
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	1,344	1,271,048
4.03%, 01/25/24 (Call 12/25/23)	1,762	1,731,837
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	905	798,648
4.00%, 01/15/26 (Call 10/15/25)	566	530,730
4.75%, 05/15/25 (Call 04/15/25)	1,248	1,215,424
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	535	497,666
4.30%, 11/23/23 (Call 08/23/23)(a)	1,141	1,130,674
Time Warner Cable Enterprises LLC, 8.38%, 03/15/23	1,651	1,670,140
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	876	780,022
2.35%, 12/01/22(a)	701	700,008

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
2.95%, 06/15/27(a)	$60	$54,538
3.00%, 02/13/26(a)	2,049	1,916,062
3.15%, 09/17/25	1,720	1,635,902
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	2,149	2,028,453
1.75%, 01/13/26	2,543	2,302,266
3.35%, 03/24/25	2,349	2,258,389
3.70%, 09/15/24 (Call 06/15/24)	1,581	1,544,181
3.70%, 10/15/25 (Call 07/15/25)	1,331	1,285,326
3.70%, 03/23/27(a)	490	462,241

		54,188,755

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 12/01/22)(a)	1,006	1,001,660
3.25%, 06/15/25 (Call 03/15/25)	1,113	1,068,379

		2,070,039

Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	843	834,986
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	512	508,902
4.55%, 11/14/24 (Call 08/14/24)(a)	1,170	1,149,742
5.00%, 09/01/27 (Call 12/01/22)	115	109,893
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	25	23,258
5.95%, 03/15/24 (Call 12/15/23)	980	980,226

		3,607,007

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	740	637,086
4.13%, 05/01/25 (Call 12/01/22)	535	508,785
5.50%, 12/01/24 (Call 06/01/24)	720	713,160

		1,859,031

Oil & Gas — 3.0%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)(a)	2,360	2,158,364
3.12%, 05/04/26 (Call 02/04/26)	1,457	1,357,729
3.41%, 02/11/26 (Call 12/11/25)	725	686,264
3.54%, 04/06/27 (Call 02/06/27)	315	293,046
3.59%, 04/14/27 (Call 01/14/27)	550	512,559
3.80%, 09/21/25 (Call 07/21/25)(a)	1,765	1,712,747
BP Capital Markets PLC
2.50%, 11/06/22(a)	605	604,807
3.28%, 09/19/27 (Call 06/19/27)	175	159,801
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	1,312	1,197,163
3.80%, 04/15/24 (Call 01/15/24)	1,000	975,970
3.85%, 06/01/27 (Call 03/01/27)	820	754,400
3.90%, 02/01/25 (Call 11/01/24)	843	812,977
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	946	943,503
Chevron Corp.
1.14%, 05/11/23	1,235	1,212,046
1.55%, 05/11/25 (Call 04/11/25)	3,734	3,445,026
2.00%, 05/11/27 (Call 03/11/27)	890	787,216
2.90%, 03/03/24 (Call 01/03/24)	1,231	1,201,978
2.95%, 05/16/26 (Call 02/16/26)	2,465	2,314,406
3.33%, 11/17/25 (Call 08/17/25)	754	726,803
Chevron USA Inc.
0.43%, 08/11/23(a)	806	782,186
0.69%, 08/12/25 (Call 07/12/25)	1,228	1,100,112

Security	Par (000)	Value

Oil & Gas (continued)
3.90%, 11/15/24 (Call 08/15/24)	$1,492	$1,464,619
ConocoPhillips Co.
2.13%, 03/08/24 (Call 12/01/22)(a)	825	794,493
2.40%, 03/07/25 (Call 03/07/23)(a)	1,150	1,086,410
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,840	1,773,691
4.50%, 04/15/23 (Call 01/15/23)(a)	783	780,300
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(a)(d)	1,290	1,188,050
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	630	577,601
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	1,685	1,671,208
3.15%, 04/01/25 (Call 01/01/25)	1,290	1,235,757
4.15%, 01/15/26 (Call 10/15/25)	1,430	1,387,464
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	45	40,476
6.13%, 02/01/25 (Call 01/01/25)	775	773,679
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	290	261,467
2.45%, 01/17/23(a)	665	662,144
2.65%, 01/15/24	1,396	1,358,893
2.88%, 04/06/25 (Call 03/06/25)	2,449	2,331,401
3.00%, 04/06/27 (Call 02/06/27)	250	229,095
3.25%, 11/10/24(a)	1,240	1,199,051
3.70%, 03/01/24(a)	1,707	1,678,935
Exxon Mobil Corp.
1.57%, 04/15/23(a)	1,887	1,860,999
2.02%, 08/16/24 (Call 07/16/24)(a)	2,168	2,066,879
2.28%, 08/16/26 (Call 06/16/26)(a)	680	618,799
2.71%, 03/06/25 (Call 12/06/24)	2,550	2,432,992
2.73%, 03/01/23 (Call 01/01/23)	391	388,865
2.99%, 03/19/25 (Call 02/19/25)(a)	3,608	3,453,254
3.04%, 03/01/26 (Call 12/01/25)	3,395	3,194,846
3.18%, 03/15/24 (Call 12/15/23)(a)	736	721,156
3.29%, 03/19/27 (Call 01/19/27)	775	727,669
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	667	626,354
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	945	881,439
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,736	1,677,689
4.70%, 05/01/25 (Call 04/01/25)	2,333	2,283,203
5.13%, 12/15/26 (Call 09/15/26)	590	579,001
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)(a)	1,335	1,306,925
Phillips 66
0.90%, 02/15/24 (Call 12/01/22)	993	939,681
1.30%, 02/15/26 (Call 01/15/26)	810	709,194
3.70%, 04/06/23	835	831,423
3.85%, 04/09/25 (Call 03/09/25)	1,631	1,578,181
Pioneer Natural Resources Co.
0.55%, 05/15/23(a)	410	400,594
1.13%, 01/15/26 (Call 12/15/25)	880	767,515
Shell International Finance BV
0.38%, 09/15/23(a)	317	304,880
2.00%, 11/07/24 (Call 10/07/24)(a)	2,123	2,011,765
2.50%, 09/12/26	870	793,784
2.88%, 05/10/26	2,925	2,725,640
3.25%, 05/11/25	3,985	3,825,690
3.50%, 11/13/23 (Call 10/13/23)	1,600	1,577,646
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23(a)	1,470	1,449,452

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	$1,734	$1,639,463
2.70%, 01/25/23(a)	65	64,750
3.70%, 01/15/24	1,580	1,553,448
3.75%, 04/10/24(a)	1,884	1,856,834
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)(a)	10	8,561

		90,092,408

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	330	316,276
2.06%, 12/15/26 (Call 11/15/26)	2,085	1,824,105
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	945	854,094
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	2,087	2,059,827

		5,054,302

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,490	1,374,412
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	705	678,124
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	860	809,019
1.57%, 01/15/26 (Call 12/15/25)	735	637,026
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(a)	555	527,469
3.38%, 09/15/27 (Call 06/15/27)	15	13,430
3.75%, 03/15/25 (Call 01/15/25)(a)	847	809,711
4.65%, 03/15/26 (Call 01/15/26)	1,420	1,375,258

		6,224,449

Pharmaceuticals — 5.1%
AbbVie Inc.
2.30%, 11/21/22	2,112	2,109,397
2.60%, 11/21/24 (Call 10/21/24)	3,665	3,481,858
2.85%, 05/14/23 (Call 03/14/23)	1,943	1,921,521
2.90%, 11/06/22	3,570	3,569,327
2.95%, 11/21/26 (Call 09/21/26)	5,725	5,228,848
3.20%, 05/14/26 (Call 02/14/26)	3,410	3,177,632
3.60%, 05/14/25 (Call 02/14/25)	4,390	4,210,875
3.75%, 11/14/23 (Call 10/14/23)(a)	1,975	1,948,967
3.80%, 03/15/25 (Call 12/15/24)	3,800	3,667,629
3.85%, 06/15/24 (Call 03/15/24)	1,438	1,407,860
AmerisourceBergen Corp.
0.74%, 03/15/23 (Call 12/01/22)	691	680,025
3.25%, 03/01/25 (Call 12/01/24)	570	545,578
3.40%, 05/15/24 (Call 02/15/24)	1,164	1,132,136
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 12/01/22)	2,785	2,602,887
1.20%, 05/28/26 (Call 04/28/26)	3,367	2,935,574
AstraZeneca PLC
0.30%, 05/26/23	1,885	1,837,850
0.70%, 04/08/26 (Call 03/08/26)	1,050	901,416
3.13%, 06/12/27 (Call 03/12/27)(a)	105	96,613
3.38%, 11/16/25(a)	1,737	1,654,990
3.50%, 08/17/23 (Call 07/17/23)	1,833	1,813,056
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	1,600	1,552,740
3.70%, 06/06/27 (Call 03/06/27)(a)	2,975	2,762,337
3.73%, 12/15/24 (Call 09/15/24)	1,055	1,024,818

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 12/01/22)	$261	$249,574
0.75%, 11/13/25 (Call 10/13/25)	1,295	1,144,554
2.75%, 02/15/23 (Call 01/15/23)(a)	978	972,997
2.90%, 07/26/24 (Call 06/26/24)	3,533	3,415,486
3.20%, 06/15/26 (Call 04/15/26)	2,119	2,009,577
3.25%, 11/01/23(a)	580	571,871
3.88%, 08/15/25 (Call 05/15/25)	185	178,544
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,745	1,681,999
3.20%, 03/15/23(a)	575	571,129
3.41%, 06/15/27 (Call 03/15/27)(a)	125	114,367
3.75%, 09/15/25 (Call 06/15/25)(a)	1,310	1,250,115
Cigna Corp.
0.61%, 03/15/24 (Call 12/01/22)	823	775,129
1.25%, 03/15/26 (Call 02/15/26)	2,023	1,765,334
3.00%, 07/15/23 (Call 05/16/23)(a)	1,520	1,499,804
3.05%, 10/15/27 (Call 07/15/27)	25	22,386
3.25%, 04/15/25 (Call 01/15/25)	1,378	1,314,016
3.40%, 03/01/27 (Call 12/01/26)	655	603,153
3.50%, 06/15/24 (Call 03/17/24)(a)	1,099	1,070,827
3.75%, 07/15/23 (Call 06/15/23)	1,586	1,571,283
4.13%, 11/15/25 (Call 09/15/25)	3,285	3,174,510
4.50%, 02/25/26 (Call 11/27/25)	1,906	1,860,181
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	1,950	1,614,540
2.63%, 08/15/24 (Call 07/15/24)(a)	1,741	1,666,307
2.88%, 06/01/26 (Call 03/01/26)	2,954	2,717,012
3.00%, 08/15/26 (Call 06/15/26)	350	320,642
3.38%, 08/12/24 (Call 05/12/24)	1,558	1,512,554
3.63%, 04/01/27 (Call 02/01/27)	790	735,643
3.88%, 07/20/25 (Call 04/20/25)	3,447	3,328,746
4.10%, 03/25/25 (Call 01/25/25)(a)	1,402	1,368,018
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	1,237	1,177,758
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	1,328	1,287,269
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 12/01/22)	1,878	1,805,846
3.00%, 06/01/24 (Call 05/01/24)	2,194	2,129,297
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	727	648,518
0.95%, 09/01/27 (Call 07/01/27)(a)	200	168,985
2.05%, 03/01/23 (Call 01/01/23)(a)	653	647,241
2.45%, 03/01/26 (Call 12/01/25)	890	830,175
2.63%, 01/15/25 (Call 11/15/24)(a)	621	594,543
2.95%, 03/03/27 (Call 12/03/26)	705	655,981
3.38%, 12/05/23	290	286,377
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	720	628,015
1.30%, 08/15/26 (Call 07/15/26)	1,885	1,619,372
3.80%, 03/15/24 (Call 12/15/23)	1,826	1,793,105
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	749	723,671
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	2,124	1,858,903
1.70%, 06/10/27 (Call 05/10/27)(a)	2,765	2,408,412
2.75%, 02/10/25 (Call 11/10/24)	3,610	3,449,918
2.80%, 05/18/23(a)	2,279	2,255,286
2.90%, 03/07/24 (Call 02/07/24)	1,737	1,693,686
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	1,222	1,199,140

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	$741	$691,617
2.00%, 02/14/27 (Call 12/14/26)	165	147,449
3.00%, 11/20/25 (Call 08/20/25)	3,203	3,039,400
3.10%, 05/17/27 (Call 02/17/27)	3,360	3,123,604
3.40%, 05/06/24	3,387	3,320,393
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	1,794	1,627,064
2.75%, 06/03/26(a)	465	434,362
2.95%, 03/15/24 (Call 02/15/24)(a)	1,016	992,189
3.00%, 06/15/23	1,977	1,958,181
3.00%, 12/15/26	1,190	1,110,997
3.20%, 09/15/23 (Call 08/15/23)(a)	1,446	1,427,880
3.40%, 05/15/24	1,737	1,700,772
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	1,389	1,376,850
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	1,880	1,838,510
3.20%, 09/23/26 (Call 06/23/26)	3,545	3,260,375
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	541	535,436
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	3,280	2,988,556
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	1,714	1,530,615
2.30%, 06/22/27 (Call 04/22/27)	570	466,183
Wyeth LLC, 6.45%, 02/01/24	768	781,156
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	75	67,236
3.25%, 02/01/23 (Call 12/01/22)	1,894	1,885,096
4.50%, 11/13/25 (Call 08/13/25)	1,655	1,615,336

		153,124,987

Pipelines — 3.3%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	570	529,133
4.95%, 12/15/24 (Call 09/15/24)	888	874,187
5.95%, 06/01/26 (Call 03/01/26)(a)	1,100	1,099,534
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	1,155	1,126,125
5.88%, 03/31/25 (Call 10/02/24)	2,237	2,237,866
7.00%, 06/30/24 (Call 01/01/24)	2,084	2,110,468
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(a)	1,669	1,629,587
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(a)	200	199,000
5.38%, 07/15/25 (Call 04/15/25)	270	263,674
5.63%, 07/15/27 (Call 04/15/27)(a)	1,000	967,250
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)(a)	884	890,940
Enbridge Inc.
0.55%, 10/04/23	650	621,406
1.60%, 10/04/26 (Call 09/04/26)	1,638	1,405,895
2.50%, 01/15/25 (Call 12/15/24)	972	910,747
2.50%, 02/14/25	540	504,606
3.50%, 06/10/24 (Call 03/10/24)	1,025	993,643
3.70%, 07/15/27 (Call 04/15/27)	20	18,345
4.00%, 10/01/23 (Call 07/01/23)	1,082	1,065,898
4.25%, 12/01/26 (Call 09/01/26)	950	899,110
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,723	1,599,085
3.60%, 02/01/23 (Call 12/01/22)	385	383,225

Security	Par (000)	Value

Pipelines (continued)
3.90%, 05/15/24 (Call 02/15/24)	$1,170	$1,136,315
3.90%, 07/15/26 (Call 04/15/26)	875	808,055
4.00%, 10/01/27 (Call 07/01/27)	20	18,124
4.05%, 03/15/25 (Call 12/15/24)	1,741	1,666,556
4.20%, 04/15/27 (Call 01/15/27)	535	492,840
4.25%, 03/15/23 (Call 12/15/22)	726	722,270
4.25%, 04/01/24 (Call 01/01/24)	1,026	1,001,947
4.40%, 03/15/27 (Call 12/15/26)(a)	875	811,924
4.50%, 04/15/24 (Call 03/15/24)	1,371	1,346,488
4.75%, 01/15/26 (Call 10/15/25)	1,463	1,403,474
5.50%, 06/01/27 (Call 03/01/27)	960	934,192
5.88%, 01/15/24 (Call 10/15/23)	1,640	1,641,421
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	825	816,750
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	1,104	1,090,213
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)(a)	1,390	1,382,800
3.70%, 02/15/26 (Call 11/15/25)(a)	1,015	962,223
3.75%, 02/15/25 (Call 11/15/24)	2,268	2,182,869
3.90%, 02/15/24 (Call 11/15/23)	1,920	1,883,148
3.95%, 02/15/27 (Call 11/15/26)(a)	375	353,767
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 12/01/22)(a)	717	713,325
3.50%, 09/01/23 (Call 06/01/23)	1,113	1,098,582
4.15%, 02/01/24 (Call 11/01/23)(a)	1,255	1,233,982
4.25%, 09/01/24 (Call 06/01/24)	1,443	1,409,100
4.30%, 05/01/24 (Call 02/01/24)	1,446	1,420,155
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(a)	375	323,430
3.15%, 01/15/23 (Call 12/15/22)(a)	1,068	1,063,105
4.30%, 06/01/25 (Call 03/01/25)(a)	1,915	1,862,566
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	672	659,206
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	2,140	1,867,045
4.00%, 02/15/25 (Call 11/15/24)(a)	758	729,031
4.13%, 03/01/27 (Call 12/01/26)	2,005	1,862,401
4.50%, 07/15/23 (Call 04/15/23)	1,870	1,860,147
4.88%, 12/01/24 (Call 09/01/24)	1,662	1,637,016
4.88%, 06/01/25 (Call 03/01/25)(a)	1,712	1,672,384
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	1,400	1,328,378
4.00%, 07/13/27 (Call 04/13/27)	210	190,502
5.85%, 01/15/26 (Call 12/15/25)(a)	670	666,608
7.50%, 09/01/23 (Call 06/01/23)(a)	736	743,867
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	702	684,989
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)(a)	1,555	1,489,813
3.85%, 10/15/23 (Call 07/15/23)(a)	1,238	1,216,706
4.50%, 12/15/26 (Call 09/15/26)	990	930,244
4.65%, 10/15/25 (Call 07/15/25)	1,589	1,528,427
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	1,855	1,787,660
5.63%, 04/15/23 (Call 01/15/23)(a)	1,932	1,932,331
5.63%, 03/01/25 (Call 12/01/24)	2,951	2,937,059
5.75%, 05/15/24 (Call 02/15/24)	3,044	3,039,622
5.88%, 06/30/26 (Call 12/31/25)	847	843,256
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	655	599,779
3.50%, 03/15/25 (Call 12/15/24)	982	936,291

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.75%, 03/15/24 (Call 12/15/23)(a)	$1,977	$1,959,106
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)	1,150	1,108,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27 (Call 12/01/22)(a)	20	19,849
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,440	1,322,066
3.75%, 10/16/23 (Call 07/16/23)(a)	1,350	1,328,282
4.88%, 01/15/26 (Call 10/15/25)	801	782,623
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)(a)	2,027	2,136,178
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	830	762,167
3.90%, 01/15/25 (Call 10/15/24)	1,626	1,570,257
4.00%, 09/15/25 (Call 06/15/25)	1,377	1,320,710
4.30%, 03/04/24 (Call 12/04/23)	1,948	1,917,776
4.50%, 11/15/23 (Call 08/15/23)(a)	1,052	1,042,644
4.55%, 06/24/24 (Call 03/24/24)	1,927	1,896,298

		98,418,813

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	1,007	976,143
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	1,430	1,393,030

		2,369,173

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	1,353	1,292,820
American Tower Corp.
0.60%, 01/15/24	1,047	989,585
1.30%, 09/15/25 (Call 08/15/25)	1,060	933,953
1.45%, 09/15/26 (Call 08/15/26)	925	779,118
1.60%, 04/15/26 (Call 03/15/26)	1,375	1,187,172
2.40%, 03/15/25 (Call 02/15/25)	1,559	1,442,011
2.75%, 01/15/27 (Call 11/15/26)	335	293,530
2.95%, 01/15/25 (Call 12/15/24)	1,217	1,146,959
3.00%, 06/15/23	1,402	1,382,304
3.38%, 05/15/24 (Call 04/15/24)	979	948,825
3.38%, 10/15/26 (Call 07/15/26)	910	823,681
3.50%, 01/31/23	1,756	1,751,424
3.55%, 07/15/27 (Call 04/15/27)	435	389,212
3.65%, 03/15/27 (Call 02/15/27)	1,100	995,331
4.00%, 06/01/25 (Call 03/01/25)	678	647,987
4.40%, 02/15/26 (Call 11/15/25)	958	915,474
5.00%, 02/15/24	1,763	1,755,603
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)(a)	1,383	1,321,202
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	1,044	925,396
3.13%, 09/01/23 (Call 06/01/23)(a)	999	978,116
3.20%, 01/15/25 (Call 10/15/24)	1,564	1,481,948
3.65%, 02/01/26 (Call 11/03/25)	1,528	1,415,653
3.80%, 02/01/24 (Call 11/01/23)	1,336	1,301,902
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	1,265	1,222,274
3.85%, 02/01/25 (Call 11/01/24)	255	243,150
4.13%, 06/15/26 (Call 03/15/26)	1,025	942,089
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	4,829	4,066,925
3.15%, 07/15/23 (Call 06/15/23)(a)	793	780,688
3.20%, 09/01/24 (Call 07/01/24)	893	860,128

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.65%, 09/01/27 (Call 06/01/27)(a)	$60	$54,228
3.70%, 06/15/26 (Call 03/15/26)	430	399,615
4.00%, 03/01/27 (Call 12/01/26)	25	23,131
4.45%, 02/15/26 (Call 11/15/25)	990	948,191
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)(a)	960	857,589
2.90%, 03/15/27 (Call 02/15/27)	385	340,168
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	15	13,652
5.55%, 01/15/28 (Call 12/15/27)	400	388,747
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	896	786,379
1.25%, 07/15/25 (Call 06/15/25)	433	385,533
1.45%, 05/15/26 (Call 04/15/26)	1,951	1,677,122
2.63%, 11/18/24 (Call 10/18/24)	778	732,636
2.90%, 11/18/26 (Call 09/18/26)	2,005	1,787,887
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	725	657,495
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)(a)	666	636,074
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	167	164,026
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	1,081	1,045,348
5.38%, 11/01/23 (Call 08/01/23)(a)	514	508,312
5.38%, 04/15/26 (Call 01/15/26)	1,923	1,835,748
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)(a)	155	142,004
3.75%, 07/01/27 (Call 04/01/27)	40	36,379
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	872	801,376
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	460	433,317
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	360	318,997
3.30%, 02/01/25 (Call 12/01/24)	1,177	1,119,829
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	564	524,336
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	755	690,107
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	335	304,939
5.25%, 01/15/26 (Call 10/15/25)	855	818,350
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	150	131,292
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	1,080	937,310
1.50%, 11/09/26 (Call 10/09/26)	920	801,673
3.09%, 09/15/27 (Call 06/15/27)	15	13,578
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	390	351,281
3.88%, 04/15/25 (Call 02/15/25)	795	769,785
3.95%, 08/15/27 (Call 05/15/27)	120	111,530
4.13%, 10/15/26 (Call 07/15/26)	480	454,055
4.63%, 11/01/25 (Call 09/01/25)	1,022	997,752
4.88%, 06/01/26 (Call 03/01/26)	245	238,413
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	830	760,658
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)(a)	740	671,840
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	4,915	4,162,787
2.00%, 09/13/24 (Call 06/13/24)	1,167	1,097,098
2.75%, 06/01/23 (Call 03/01/23)	1,143	1,126,626
3.25%, 11/30/26 (Call 08/30/26)	140	127,753
3.30%, 01/15/26 (Call 10/15/25)	715	667,180

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 10/01/24 (Call 07/01/24)	$1,095	$1,056,960
3.38%, 06/15/27 (Call 03/15/27)	200	182,157
3.50%, 09/01/25 (Call 06/01/25)(a)	1,572	1,492,514
3.75%, 02/01/24 (Call 11/01/23)	575	564,906
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	1,328	1,262,018
4.13%, 01/15/26 (Call 10/15/25)	728	690,644
VICI Properties LP
4.38%, 05/15/25	270	255,865
4.75%, 02/15/28 (Call 01/15/28)	1,200	1,094,669
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	670	592,570
3.63%, 03/15/24 (Call 02/15/24)	1,688	1,640,812
4.00%, 06/01/25 (Call 03/01/25)	2,106	2,012,201
4.25%, 04/01/26 (Call 01/01/26)	1,210	1,147,006
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	395	388,844

		77,447,752

Retail — 2.2%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)(a)	658	648,290
3.63%, 04/15/25 (Call 03/15/25)	1,275	1,223,446
3.75%, 06/01/27 (Call 03/01/27)	770	719,058
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,020	876,805
2.75%, 05/18/24 (Call 03/18/24)	2,047	1,988,889
3.00%, 05/18/27 (Call 02/18/27)	1,475	1,374,049
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	775	727,751
4.15%, 11/01/25 (Call 08/01/25)	1,029	993,699
4.25%, 09/20/24	725	712,359
4.63%, 11/01/27 (Call 10/01/27)	600	579,239
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	1,915	1,856,664
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	870	802,256
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	795	716,500
2.50%, 04/15/27 (Call 02/15/27)(a)	130	117,504
2.70%, 04/01/23 (Call 01/01/23)(a)	915	907,854
2.70%, 04/15/25 (Call 03/15/25)	770	732,143
2.80%, 09/14/27 (Call 06/14/27)(a)	15	13,630
2.88%, 04/15/27 (Call 03/15/27)(a)	3,380	3,104,910
3.00%, 04/01/26 (Call 01/01/26)(a)	1,922	1,807,148
3.35%, 09/15/25 (Call 06/15/25)	1,268	1,216,974
3.75%, 02/15/24 (Call 11/15/23)	1,581	1,565,561
4.00%, 09/15/25 (Call 08/15/25)(a)	365	357,335
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	2,246	2,056,301
3.10%, 05/03/27 (Call 02/03/27)	680	620,907
3.35%, 04/01/27 (Call 03/01/27)	850	785,741
3.38%, 09/15/25 (Call 06/15/25)	1,881	1,786,806
3.88%, 09/15/23 (Call 06/15/23)(a)	850	842,449
4.00%, 04/15/25 (Call 03/15/25)	1,844	1,797,863
4.40%, 09/08/25	1,290	1,264,760
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	1,060	965,215
3.25%, 06/10/24(a)	626	609,365
3.30%, 07/01/25 (Call 06/01/25)	1,796	1,727,170
3.35%, 04/01/23 (Call 03/01/23)	338	335,664
3.38%, 05/26/25 (Call 02/26/25)	1,820	1,747,139
3.50%, 03/01/27 (Call 12/01/26)	775	726,827
3.50%, 07/01/27 (Call 05/01/27)	1,165	1,084,029

Security	Par (000)	Value

Retail (continued)
3.70%, 01/30/26 (Call 10/30/25)	$1,823	$1,750,231
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)(a)	1,303	1,229,774
3.60%, 09/01/27 (Call 06/01/27)(a)	10	9,183
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	837	719,298
4.60%, 04/15/25 (Call 03/15/25)	1,670	1,635,884
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	475	413,804
2.45%, 06/15/26 (Call 03/15/26)(a)	495	451,456
3.10%, 03/01/23 (Call 02/01/23)	954	947,387
3.80%, 08/15/25 (Call 06/15/25)(a)	1,734	1,679,347
3.85%, 10/01/23 (Call 07/01/23)	837	827,347
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	1,340	1,198,641
2.25%, 04/15/25 (Call 03/15/25)	3,137	2,945,690
2.50%, 04/15/26	1,308	1,209,049
3.50%, 07/01/24	2,488	2,434,487
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	880	793,715
2.50%, 05/15/23 (Call 02/15/23)	596	588,898
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 12/01/22)	400	382,680
Walmart Inc.
2.35%, 12/15/22 (Call 12/01/22)(a)	1,392	1,389,165
2.55%, 04/11/23 (Call 01/11/23)	1,043	1,032,827
2.65%, 12/15/24 (Call 10/15/24)	80	76,783
2.85%, 07/08/24 (Call 06/08/24)(a)	854	829,143
3.05%, 07/08/26 (Call 05/08/26)(a)	910	865,976
3.30%, 04/22/24 (Call 01/22/24)	2,263	2,216,665
3.40%, 06/26/23 (Call 05/26/23)	600	595,643
3.55%, 06/26/25 (Call 04/26/25)	790	768,834

		66,384,207

Semiconductors — 1.9%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)(a)	1,800	1,699,252
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	1,145	1,076,310
3.90%, 10/01/25 (Call 07/01/25)(a)	1,310	1,274,302
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	1,765	1,728,271
3.88%, 01/15/27 (Call 10/15/26)	3,658	3,361,706
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	2,508	2,338,122
3.46%, 09/15/26 (Call 07/15/26)	610	560,511
3.63%, 10/15/24 (Call 09/15/24)	1,239	1,197,773
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(a)	2,545	2,353,466
2.70%, 12/15/22(a)	2,122	2,118,325
2.88%, 05/11/24 (Call 03/11/24)	1,663	1,613,835
3.15%, 05/11/27 (Call 02/11/27)	35	32,331
3.40%, 03/25/25 (Call 02/25/25)	2,595	2,507,944
3.70%, 07/29/25 (Call 04/29/25)	1,729	1,678,334
3.75%, 03/25/27 (Call 01/25/27)(a)	1,355	1,284,971
3.75%, 08/05/27 (Call 07/05/27)	350	328,970
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	752	748,184
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	1,758	1,685,555
3.80%, 03/15/25 (Call 12/15/24)	1,088	1,059,570
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)	1,656	1,431,635

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Microchip Technology Inc.
0.98%, 09/01/24	$265	$243,227
2.67%, 09/01/23(a)	237	232,125
4.25%, 09/01/25 (Call 12/01/22)	1,780	1,698,417
4.33%, 06/01/23 (Call 05/01/23)	824	818,840
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	2,440	2,263,872
4.98%, 02/06/26 (Call 12/06/25)	635	618,292
NVIDIA Corp.
0.31%, 06/15/23 (Call 12/01/22)	140	136,134
0.58%, 06/14/24 (Call 06/14/23)	2,680	2,500,389
3.20%, 09/16/26 (Call 06/16/26)	1,135	1,066,528
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	1,825	1,804,252
5.35%, 03/01/26 (Call 01/01/26)	780	759,811
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	837	773,090
3.15%, 05/01/27 (Call 03/01/27)	80	70,837
3.88%, 06/18/26 (Call 04/18/26)(a)	555	516,117
4.40%, 06/01/27 (Call 05/01/27)(a)	745	697,322
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(d)	575	525,350
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	1,580	1,572,177
2.90%, 05/20/24 (Call 03/20/24)(a)	1,777	1,721,825
3.25%, 05/20/27 (Call 02/20/27)(a)	3,385	3,144,380
3.45%, 05/20/25 (Call 02/20/25)(a)	1,477	1,424,050
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 11/16/22)	325	315,691
1.80%, 06/01/26 (Call 05/01/26)	1,067	910,819
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	885	770,904
1.38%, 03/12/25 (Call 02/12/25)	1,387	1,280,984
2.25%, 05/01/23 (Call 02/01/23)(a)	406	401,321
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,795	1,738,674

		58,084,795

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	397	378,275

Software — 3.1%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	1,485	1,399,209
Adobe Inc.
1.70%, 02/01/23	592	587,543
1.90%, 02/01/25 (Call 01/01/25)	1,096	1,028,846
2.15%, 02/01/27 (Call 12/01/26)	1,070	960,380
3.25%, 02/01/25 (Call 11/01/24)	1,369	1,323,485
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	260	238,230
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	1,120	1,032,497
Fidelity National Information Services Inc.
0.38%, 03/01/23	650	641,176
0.60%, 03/01/24(a)	1,575	1,479,812
1.15%, 03/01/26 (Call 02/01/26)	2,482	2,143,022
4.50%, 07/15/25	445	432,869
4.70%, 07/15/27 (Call 06/15/27)(a)	925	884,965
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	475	410,769
2.75%, 07/01/24 (Call 06/01/24)	2,605	2,493,046
3.20%, 07/01/26 (Call 05/01/26)	3,035	2,784,833
3.80%, 10/01/23 (Call 09/01/23)	1,775	1,748,931

Security	Par (000)	Value

Software (continued)
3.85%, 06/01/25 (Call 03/01/25)	$1,505	$1,444,220
Intuit Inc.
0.65%, 07/15/23(a)	1,212	1,176,098
0.95%, 07/15/25 (Call 06/15/25)	1,531	1,377,798
1.35%, 07/15/27 (Call 05/15/27)(a)	890	751,153
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	1,899	1,866,725
2.13%, 11/15/22	407	406,739
2.38%, 05/01/23 (Call 02/01/23)(a)	1,564	1,548,407
2.40%, 08/08/26 (Call 05/08/26)	5,277	4,881,570
2.70%, 02/12/25 (Call 11/12/24)	2,710	2,599,879
2.88%, 02/06/24 (Call 12/06/23)(a)	3,268	3,202,101
3.13%, 11/03/25 (Call 08/03/25)	1,905	1,831,665
3.30%, 02/06/27 (Call 11/06/26)	4,530	4,305,432
3.63%, 12/15/23 (Call 09/15/23)(a)	1,926	1,907,310
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)(a)	3,697	3,249,164
2.40%, 09/15/23 (Call 07/15/23)(a)	3,280	3,198,451
2.50%, 04/01/25 (Call 03/01/25)(a)	4,700	4,392,593
2.63%, 02/15/23 (Call 01/15/23)	1,783	1,771,036
2.65%, 07/15/26 (Call 04/15/26)	5,292	4,756,765
2.80%, 04/01/27 (Call 02/01/27)(a)	2,595	2,293,336
2.95%, 11/15/24 (Call 09/15/24)	2,942	2,808,345
2.95%, 05/15/25 (Call 02/15/25)(a)	837	786,855
3.40%, 07/08/24 (Call 04/08/24)(a)	3,377	3,275,810
3.63%, 07/15/23(a)	1,541	1,524,181
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,793	1,587,387
1.40%, 09/15/27 (Call 07/15/27)	20	16,441
2.35%, 09/15/24 (Call 08/15/24)	872	828,415
3.65%, 09/15/23 (Call 08/15/23)	1,264	1,248,231
3.80%, 12/15/26 (Call 09/15/26)	1,029	963,318
salesforce.com Inc.
0.63%, 07/15/24 (Call 12/01/22)	2,330	2,170,470
3.25%, 04/11/23 (Call 03/11/23)	728	722,711
Take-Two Interactive Software Inc.
3.30%, 03/28/24	385	373,431
3.55%, 04/14/25	870	830,124
3.70%, 04/14/27 (Call 03/14/27)	2,420	2,236,652
VMware Inc.
0.60%, 08/15/23	716	689,209
1.00%, 08/15/24 (Call 12/01/22)	760	701,437
1.40%, 08/15/26 (Call 07/15/26)	2,745	2,344,502
3.90%, 08/21/27 (Call 05/21/27)	1,130	1,035,403
4.50%, 05/15/25 (Call 04/15/25)	1,532	1,493,583
4.65%, 05/15/27 (Call 03/15/27)	365	345,451
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	1,080	995,952

		93,527,963

Telecommunications — 2.2%
AT&T Inc.
0.90%, 03/25/24 (Call 11/14/22)(a)	2,497	2,356,596
1.70%, 03/25/26 (Call 03/25/23)	4,455	3,931,791
2.30%, 06/01/27 (Call 04/01/27)	3,732	3,257,329
3.80%, 02/15/27 (Call 11/15/26)(a)	1,505	1,408,695
4.25%, 03/01/27 (Call 12/01/26)(a)	1,355	1,296,600
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	1,300	1,223,283
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	1,013	999,838

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	$887	$867,523
2.50%, 09/20/26 (Call 06/20/26)(a)	1,213	1,120,383
2.60%, 02/28/23(a)	325	322,833
2.95%, 02/28/26	1,555	1,469,721
3.50%, 06/15/25	1,010	980,435
3.63%, 03/04/24	1,642	1,617,346
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	280	251,106
2.95%, 03/15/25 (Call 03/15/23)(d)	1,330	1,253,879
3.00%, 03/15/23 (Call 12/15/22)	612	607,902
3.20%, 03/15/27 (Call 02/15/27)(a)(d)	2,130	1,934,649
3.63%, 12/15/25 (Call 09/15/25)	1,599	1,494,710
4.10%, 10/01/23 (Call 07/01/23)	1,328	1,311,082
Telefonica Emisiones SA, 4.10%, 03/08/27	3,100	2,836,839
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	855	772,123
3.70%, 09/15/27 (Call 06/15/27)	25	23,146
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,100	965,506
2.25%, 02/15/26 (Call 02/15/23)	2,610	2,343,785
2.63%, 04/15/26 (Call 04/15/23)	2,555	2,307,761
3.50%, 04/15/25 (Call 03/15/25)	3,707	3,531,766
3.75%, 04/15/27 (Call 02/15/27)	5,770	5,320,553
5.38%, 04/15/27 (Call 11/14/22)(a)	835	813,817
Verizon Communications Inc.
0.75%, 03/22/24(a)	630	594,786
0.85%, 11/20/25 (Call 10/20/25)	556	488,315
1.45%, 03/20/26 (Call 02/20/26)(a)	3,063	2,699,832
2.63%, 08/15/26(a)	3,110	2,827,881
3.00%, 03/22/27 (Call 01/22/27)	4,900	4,441,910
3.38%, 02/15/25	2,519	2,430,855
3.50%, 11/01/24 (Call 08/01/24)(a)	2,375	2,305,092
4.13%, 03/16/27(a)	380	361,628
Vodafone Group PLC
2.95%, 02/19/23(a)	305	302,934
3.75%, 01/16/24(a)	552	544,372
4.13%, 05/30/25	2,104	2,047,794

		65,666,396

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	864	820,181
3.50%, 09/15/27 (Call 06/15/27)	55	49,429
3.55%, 11/19/26 (Call 09/19/26)(a)	1,410	1,290,791

		2,160,401

Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	412	409,213
3.00%, 04/01/25 (Call 01/01/25)(a)	1,259	1,204,460
3.25%, 06/15/27 (Call 03/15/27)	380	352,549
3.40%, 09/01/24 (Call 06/01/24)	1,203	1,169,236
3.75%, 04/01/24 (Call 01/01/24)	855	840,037
3.85%, 09/01/23 (Call 06/01/23)(a)	1,624	1,611,056
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	1,272	1,178,043
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)(a)	905	835,029
1.75%, 12/02/26 (Call 11/02/26)	1,645	1,428,110
2.90%, 02/01/25 (Call 11/01/24)	1,034	982,561

Security	Par/ Shares (000)	Value

Transportation (continued)
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	$95	$86,142
3.25%, 06/01/27 (Call 03/01/27)	955	875,065
3.35%, 11/01/25 (Call 08/01/25)	755	714,591
3.40%, 08/01/24 (Call 05/01/24)(a)	1,538	1,494,970
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	1,357	1,276,489
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 12/01/22)	1,362	1,356,423
2.90%, 06/15/26 (Call 03/15/26)(a)	175	161,834
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	1,010	961,856
3.65%, 03/18/24 (Call 02/18/24)	928	906,799
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	760	677,314
2.75%, 03/01/26 (Call 12/01/25)	1,280	1,191,054
3.00%, 04/15/27 (Call 01/15/27)(a)	150	137,336
3.15%, 03/01/24 (Call 02/01/24)	942	920,292
3.25%, 08/15/25 (Call 05/15/25)	755	721,438
3.50%, 06/08/23 (Call 05/08/23)(a)	931	922,891
3.75%, 07/15/25 (Call 05/15/25)	916	888,093
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	1,454	1,320,181
2.50%, 04/01/23 (Call 03/01/23)(a)	245	243,073
2.80%, 11/15/24 (Call 09/15/24)	736	705,292
3.90%, 04/01/25 (Call 03/01/25)	1,676	1,638,332
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	1,740	1,514,336
3.95%, 09/09/27 (Call 08/09/27)	620	599,905

		29,324,000

Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	940	901,955

Total Long-Term Investments — 98.9% (Cost: $3,159,623,857)		2,960,324,717

Short-Term Securities

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	222,045	222,000,166
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	15,158	15,158,000

Total Short-Term Securities — 7.9% (Cost: $237,157,846)		237,158,166

Total Investments — 106.8% (Cost: $3,396,781,703)		3,197,482,883

Liabilities in Excess of Other Assets — (6.8)%		(204,676,531)

Net Assets — 100.0%		$2,992,806,352

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year Investment Grade Corporate Bond ETF

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$124,111,752	$97,988,066	(a)	$—	$(60,761)	$(38,891)	$222,000,166	222,045	$351,813	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,718,000	13,440,000	(a)	—	—	—	15,158,000	15,158	251,531		—

					$(60,761)	$(38,891)	$237,158,166		$603,344		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$2,960,324,717	$—	$2,960,324,717
Money Market Funds	237,158,166	—	—	237,158,166

	$237,158,166	$2,960,324,717	$—	$3,197,482,883

See notes to financial statements.

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.8%
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	$215	$187,794
2.13%, 08/15/26 (Call 05/15/26)	190	170,854
2.25%, 06/01/31 (Call 03/01/31)	185	150,568
2.38%, 11/15/24 (Call 09/15/24)	105	99,553
2.63%, 11/15/27 (Call 08/15/27)	228	202,763
2.85%, 06/01/41 (Call 12/01/40)	80	55,698
3.25%, 04/01/25 (Call 03/01/25)	115	110,567
3.50%, 05/15/25 (Call 03/15/25)	57	55,221
3.50%, 04/01/27 (Call 02/01/27)	32	30,085
3.60%, 11/15/42 (Call 05/15/42)(a)	108	82,932
3.63%, 04/01/30 (Call 01/01/30)	380	346,100
3.75%, 05/15/28 (Call 02/15/28)	274	256,143
4.25%, 04/01/40 (Call 10/01/39)	369	317,680
4.25%, 04/01/50 (Call 10/01/49)	207	173,075
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	184	117,145
3.55%, 01/15/26 (Call 10/15/25)	117	112,628
3.60%, 03/01/35 (Call 09/01/34)	178	152,437
3.80%, 03/01/45 (Call 09/01/44)	390	301,610
3.90%, 06/15/32 (Call 03/15/32)(a)	260	237,827
4.07%, 12/15/42	383	314,435
4.09%, 09/15/52 (Call 03/15/52)	381	301,474
4.15%, 06/15/53 (Call 12/15/52)	455	364,915
4.30%, 06/15/62 (Call 12/15/61)	200	159,900
4.50%, 05/15/36 (Call 11/15/35)(a)	145	131,805
4.70%, 05/15/46 (Call 11/15/45)	463	409,014
4.95%, 10/15/25	40	40,037
5.10%, 11/15/27	70	70,151
5.25%, 01/15/33	100	100,322
5.70%, 11/15/54	295	297,599
5.90%, 11/15/63	275	279,749
Series B, 6.15%, 09/01/36	210	220,968

		5,851,049

Agriculture — 0.7%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	403	368,451
2.70%, 09/15/51 (Call 03/15/51)	200	125,344
2.90%, 03/01/32 (Call 12/01/31)	120	100,265
3.25%, 03/27/30 (Call 12/27/29)	410	361,940
4.50%, 03/15/49 (Call 09/15/48)	268	232,961
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	230	196,809
1.50%, 05/01/25 (Call 04/01/25)	265	241,484
1.75%, 11/01/30 (Call 08/01/30)(a)	205	150,566
2.10%, 05/01/30 (Call 02/01/30)	266	203,064
2.75%, 02/25/26 (Call 11/25/25)(a)	324	297,348
2.88%, 05/01/24 (Call 04/01/24)	145	140,028
3.13%, 08/17/27 (Call 05/17/27)(a)	240	215,957
3.13%, 03/02/28 (Call 12/02/27)(a)	60	52,439
3.25%, 11/10/24	287	276,332
3.38%, 08/11/25 (Call 05/11/25)	240	227,815
3.38%, 08/15/29 (Call 05/15/29)(a)	209	178,760
3.88%, 08/21/42	285	188,978
4.13%, 03/04/43	214	145,854
4.25%, 11/10/44	388	269,388
4.38%, 11/15/41	321	231,935
4.50%, 03/20/42	296	216,346

Security	Par (000)	Value

Agriculture (continued)
4.88%, 11/15/43(a)	$272	$209,111
6.38%, 05/16/38	470	438,308

		5,069,483

Airlines — 0.2%
American Airlines Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	175	136,239
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	70	59,503
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(a)	86	75,082
Series 2019-1, Class AA, 2.75%, 11/15/33(a)	175	139,651
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	291	248,780
Series 2018-1, Class AA, 3.50%, 09/01/31	249	210,944
Series 2019, Class AA, 4.15%, 08/25/31(a)	62	54,524
Series 2019-2, Class AA, 2.70%, 11/01/33	238	188,863
Series 2020-1, Class A, 5.88%, 10/15/27(a)	664	688,754

		1,802,340

Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	465	423,169
2.40%, 03/27/25 (Call 02/27/25)	288	272,247
2.75%, 03/27/27 (Call 01/27/27)	401	367,821
2.85%, 03/27/30 (Call 12/27/29)(a)	362	314,060
3.25%, 03/27/40 (Call 09/27/39)	297	225,738
3.38%, 11/01/46 (Call 05/01/46)	235	171,153
3.38%, 03/27/50 (Call 09/27/49)(a)	545	397,114
3.63%, 05/01/43 (Call 11/01/42)	247	191,521
3.88%, 11/01/45 (Call 05/01/45)(a)	335	267,427
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	140	117,006

		2,747,256

Auto Manufacturers — 1.8%
American Honda Finance Corp.
0.55%, 07/12/24	307	284,589
0.75%, 08/09/24	300	278,361
1.00%, 09/10/25(a)	300	267,432
1.20%, 07/08/25	330	297,706
1.30%, 09/09/26	185	160,497
1.50%, 01/13/25	470	435,977
1.80%, 01/13/31(a)	35	26,815
2.00%, 03/24/28	405	340,188
2.15%, 09/10/24	355	336,757
2.25%, 01/12/29	265	220,970
2.30%, 09/09/26	361	322,391
2.35%, 01/08/27	147	130,690
2.40%, 06/27/24	251	240,257
2.90%, 02/16/24	244	237,258
3.50%, 02/15/28	21	19,119
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	272	242,213
1.50%, 09/01/30 (Call 06/01/30)	318	242,885
2.60%, 09/01/50 (Call 03/01/50)(a)	245	144,780
4.88%, 10/01/43 (Call 04/01/43)	170	151,239
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	300	281,607
2.53%, 03/10/27 (Call 02/10/27)	290	259,425
2.97%, 03/10/32 (Call 12/10/31)	300	248,430
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	325	379,015

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
3.15%, 06/13/24	$170	$165,398
3.55%, 08/11/25	435	420,884
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	120	113,012
1.34%, 03/25/26 (Call 02/25/26)	486	429,308
2.36%, 07/02/24(a)	265	254,164
2.36%, 03/25/31 (Call 12/25/30)(a)	200	163,096
2.76%, 07/02/29	55	47,699
3.67%, 07/20/28	26	24,063
Toyota Motor Credit Corp.
0.50%, 06/18/24	150	139,535
0.63%, 09/13/24	280	258,504
0.80%, 10/16/25(a)	450	397,840
0.80%, 01/09/26	70	61,146
1.13%, 06/18/26	395	343,006
1.15%, 08/13/27(a)	360	299,142
1.45%, 01/13/25	410	380,066
1.65%, 01/10/31	205	156,171
1.80%, 02/13/25	458	427,126
1.90%, 01/13/27	230	201,572
1.90%, 04/06/28	255	215,886
1.90%, 09/12/31	185	141,170
2.00%, 10/07/24	285	269,288
2.15%, 02/13/30(a)	235	192,162
2.50%, 03/22/24(a)	325	314,246
2.90%, 04/17/24	313	303,804
3.00%, 04/01/25	438	417,655
3.05%, 03/22/27	130	119,009
3.05%, 01/11/28	150	135,699
3.20%, 01/11/27	307	283,950
3.35%, 01/08/24	—	—
3.38%, 04/01/30	180	159,957
3.40%, 04/14/25	70	67,378
3.65%, 08/18/25	265	255,153
3.65%, 01/08/29(a)	165	151,391
3.95%, 06/30/25	50	48,729
4.40%, 09/20/24	300	297,069
4.45%, 06/29/29(a)	535	513,145
4.55%, 09/20/27	310	301,553

		14,017,577

Auto Parts & Equipment — 0.1%
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	141	112,927
3.63%, 06/15/24 (Call 03/15/24)	314	306,395
4.15%, 10/01/25 (Call 07/01/25)	378	367,333

		786,655

Banks — 35.3%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	350	335,829
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	385	336,267
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	490	399,845
1.85%, 03/25/26	500	426,800
2.71%, 06/27/24	355	337,211
2.75%, 05/28/25	610	553,856
2.96%, 03/25/31	255	189,042
3.31%, 06/27/29(a)	405	337,636
3.49%, 05/28/30	500	394,745

Security	Par (000)	Value

Banks (continued)
3.80%, 02/23/28	$443	$376,413
3.89%, 05/24/24	610	591,194
4.18%, 03/24/28 (Call 03/24/27)(b)	315	277,430
4.25%, 04/11/27	230	207,681
4.38%, 04/12/28	483	424,456
5.15%, 08/18/25(a)	200	192,378
5.29%, 08/18/27	400	369,300
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(b)	410	379,746
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	556	505,226
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	510	442,471
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	381	336,530
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(b)	460	419,377
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	670	572,709
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(b)	480	454,752
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(b)	500	370,955
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(b)	530	389,380
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	235	215,034
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(b)	620	501,704
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	560	414,618
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	337	314,263
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	600	471,030
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	560	484,333
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	600	453,102
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	594	469,551
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	485	307,461
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	765	590,419
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(b)	180	104,737
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	245	199,763
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(b)	680	526,918
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	410	243,479
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	453	428,842
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	421	352,259
3.25%, 10/21/27 (Call 10/21/26)	634	566,301
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(b)	530	366,490
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	125	117,789
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(b)	560	525,890
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	757	668,537
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	380	366,347
3.50%, 04/19/26	515	481,432
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	557	512,602
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	184	164,939
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	265	239,814
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	490	447,987
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(b)	275	266,065
3.88%, 08/01/25(a)	443	428,075

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(b)	$249	$177,876
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	369	331,521
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	585	517,643
4.00%, 04/01/24	90	88,727
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(b)	313	243,821
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(b)	708	525,534
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(b)	373	302,962
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	558	506,937
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(b)	494	383,853
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(b)	425	395,284
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	295	233,507
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(b)	690	612,485
4.83%, 07/22/26 (Call 07/22/25)(b)	410	398,602
4.88%, 04/01/44	20	16,483
4.95%, 07/22/28 (Call 07/22/27)(b)	410	391,107
5.00%, 01/21/44	387	330,796
5.02%, 07/22/33 (Call 07/22/32)(b)	520	477,256
5.88%, 02/07/42	323	309,973
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(b)	525	453,379
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	431	332,241
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(b)	180	118,910
Bank of America NA, 6.00%, 10/15/36	366	356,111
Bank of Montreal
0.63%, 07/09/24	619	572,160
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	445	383,928
1.25%, 09/15/26	510	433,872
1.50%, 01/10/25	475	436,140
1.85%, 05/01/25(a)	457	419,636
2.15%, 03/08/24	570	546,106
2.50%, 06/28/24	550	525,239
2.65%, 03/08/27(a)	390	345,599
3.70%, 06/07/25	520	498,129
Series E, 3.30%, 02/05/24	603	588,341
Series H, 4.25%, 09/14/24	50	48,955
Series H, 4.70%, 09/14/27 (Call 08/14/27)	100	95,792
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	195	182,384
0.75%, 01/28/26 (Call 12/28/25)	330	288,463
1.05%, 10/15/26 (Call 09/15/26)	400	340,176
1.60%, 04/24/25 (Call 03/24/25)	540	494,483
1.65%, 07/14/28 (Call 05/14/28)(a)	160	130,112
1.65%, 01/28/31 (Call 10/28/30)	235	176,102
1.80%, 07/28/31 (Call 04/28/31)(a)	75	55,855
2.05%, 01/26/27 (Call 12/26/26)	30	26,362
2.10%, 10/24/24	411	387,869
2.45%, 08/17/26 (Call 05/17/26)	408	369,958
2.80%, 05/04/26 (Call 02/04/26)	377	349,094
3.00%, 10/30/28 (Call 07/30/28)	211	181,418

Security	Par (000)	Value

Banks (continued)
3.25%, 09/11/24 (Call 08/11/24)	$326	$315,956
3.25%, 05/16/27 (Call 02/16/27)	198	182,978
3.30%, 08/23/29 (Call 05/23/29)	330	285,582
3.35%, 04/25/25 (Call 03/25/25)	290	278,870
3.40%, 05/15/24 (Call 04/15/24)	386	376,331
3.40%, 01/29/28 (Call 10/29/27)	163	148,235
3.43%, 06/13/25 (Call 06/13/24)(b)	90	87,226
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)	356	325,768
3.85%, 04/28/28	70	65,072
3.99%, 06/13/28 (Call 06/13/27)(b)	245	228,205
4.29%, 06/13/33 (Call 06/13/32)(b)	260	232,315
4.41%, 07/24/26 (Call 07/24/25)(b)	45	43,688
4.60%, 07/26/30 (Call 07/26/29)(b)	225	210,623
5.80%, 10/25/28(a)	40	40,280
5.83%, 10/25/33	180	180,461
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	436	428,605
Series G, 3.00%, 02/24/25 (Call 01/24/25)	348	332,138
Series J, 0.85%, 10/25/24 (Call 09/25/24)	200	183,978
Bank of Nova Scotia (The)
0.65%, 07/31/24	530	487,770
0.70%, 04/15/24	570	532,226
1.05%, 03/02/26	155	134,360
1.30%, 06/11/25(a)	445	399,668
1.30%, 09/15/26	330	281,335
1.35%, 06/24/26	155	134,030
1.45%, 01/10/25	550	503,921
1.95%, 02/02/27	70	60,477
2.15%, 08/01/31	165	122,722
2.20%, 02/03/25	521	485,015
2.44%, 03/11/24	310	298,418
2.45%, 02/02/32	445	334,213
2.70%, 08/03/26	299	269,578
2.95%, 03/11/27	235	210,490
3.40%, 02/11/24	181	176,853
3.45%, 04/11/25	580	551,998
Barclays Bank PLC, 3.75%, 05/15/24	280	273,017
BPCE SA
3.38%, 12/02/26	280	255,133
4.00%, 04/15/24(a)	590	574,288
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	320	280,582
1.00%, 10/18/24	560	514,136
1.25%, 06/22/26	295	252,367
2.25%, 01/28/25	508	473,649
3.10%, 04/02/24(a)	520	504,057
3.30%, 04/07/25	265	251,890
3.45%, 04/07/27(a)	245	223,477
3.60%, 04/07/32 (Call 03/07/32)(a)	130	107,307
3.95%, 08/04/25	385	369,704
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)	7	6,617
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	815	751,813
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	315	267,917
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(b)	435	394,262
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	1,011	858,875
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(b)	660	603,148
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(b)	645	482,776
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	950	724,042
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(b)	1,003	785,660

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	$901	$716,637
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)(b)	255	161,237
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	838	683,808
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(b)	955	745,970
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	900	794,565
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	723	674,769
3.20%, 10/21/26 (Call 07/21/26)	494	450,296
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(b)	605	567,066
3.30%, 04/27/25	544	516,376
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	943	905,525
3.40%, 05/01/26	635	589,578
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	811	717,962
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)	884	792,515
3.70%, 01/12/26	660	620,512
3.75%, 06/16/24	606	592,832
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(b)	830	686,775
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(b)	266	203,197
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	531	486,279
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	600	528,810
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(b)	699	629,715
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(a)(b)	115	111,709
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(b)	336	256,778
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	824	734,044
4.65%, 07/30/45	289	230,307
4.65%, 07/23/48 (Call 06/23/48)	703	565,409
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)(b)	255	240,253
4.91%, 05/24/33 (Call 05/24/32)(b)	845	768,773
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	400	355,756
5.61%, 09/29/26 (Call 09/29/25)(b)	860	848,399
5.88%, 01/30/42	395	368,871
8.13%, 07/15/39	608	703,651
Comerica Bank, 2.50%, 07/23/24	260	247,541
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	395	360,295
Cooperatieve Rabobank UA, 5.25%, 05/24/41	591	550,546
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	380	348,973
3.38%, 05/21/25	370	353,428
3.88%, 08/22/24	345	337,269
Credit Suisse AG/New York NY
0.50%, 02/02/24	235	214,576
1.25%, 08/07/26	485	387,229
2.95%, 04/09/25	675	604,051
3.63%, 09/09/24	615	571,741
3.70%, 02/21/25	445	407,157
4.75%, 08/09/24	295	280,082
5.00%, 07/09/27	500	449,740
Deutsche Bank AG/New York NY
0.90%, 05/28/24	400	367,152
1.69%, 03/19/26	750	645,450
4.16%, 05/13/25(a)	265	252,908

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	$155	$135,822
3.95%, 07/28/25 (Call 06/28/25)	405	391,291
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	207	183,489
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)(b)	675	580,864
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	400	342,296
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	787	660,946
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(b)	810	765,280
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	980	832,775
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	515	375,821
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	1,117	831,573
2.60%, 02/07/30 (Call 11/07/29)(a)	681	541,558
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	1,020	779,280
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	680	587,996
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	630	475,984
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	442	275,706
3.00%, 03/15/24	300	290,097
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(b)	985	772,171
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(b)	617	409,972
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	707	670,151
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(b)	565	385,437
3.50%, 01/23/25 (Call 10/23/24)	684	654,697
3.50%, 04/01/25 (Call 03/01/25)	763	722,767
3.50%, 11/16/26 (Call 11/16/25)	721	662,585
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(b)	855	770,569
3.63%, 02/20/24 (Call 01/20/24)	151	147,637
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	885	795,349
3.75%, 05/22/25 (Call 02/22/25)	574	546,769
3.75%, 02/25/26 (Call 11/25/25)	585	549,666
3.80%, 03/15/30 (Call 12/15/29)	868	748,780
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(b)	623	552,769
3.85%, 07/08/24 (Call 04/08/24)	847	827,866
3.85%, 01/26/27 (Call 01/26/26)	797	739,616
4.00%, 03/03/24	603	592,025
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(b)	653	507,714
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	742	671,436
4.39%, 06/15/27 (Call 06/15/26)(b)	35	32,899
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(b)	420	340,817
4.48%, 08/23/28 (Call 08/23/27)(b)	730	678,433
4.75%, 10/21/45 (Call 04/21/45)	360	291,712
4.80%, 07/08/44 (Call 01/08/44)	463	378,868
6.13%, 02/15/33(a)	373	372,978
6.25%, 02/01/41	749	734,185
HSBC Bank USA NA, 7.00%, 01/15/39	235	235,743
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(b)	825	750,230
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	390	365,957
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	810	665,893
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	883	771,548
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)(b)	490	385,184
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	830	729,935
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	405	306,966
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	940	773,423

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(b)	$565	$401,512
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	635	580,352
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	675	484,063
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	445	331,854
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(b)	630	448,522
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(b)	410	372,403
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	240	229,164
3.90%, 05/25/26	815	744,323
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(b)	1,138	939,647
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	798	699,192
4.18%, 12/09/25 (Call 12/09/24)(b)	630	594,871
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(b)	690	636,490
4.30%, 03/08/26(a)	737	693,922
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(b)	733	638,106
4.76%, 06/09/28 (Call 06/09/27)(b)	825	742,929
4.95%, 03/31/30	863	773,343
5.21%, 08/11/28 (Call 08/11/27)(b)	500	458,500
5.40%, 08/11/33 (Call 08/11/32)(b)	806	699,560
6.10%, 01/14/42(a)	300	277,287
7.34%, 11/03/26 (Call 11/03/25)	800	800,000
7.39%, 11/03/28 (Call 11/03/27)	565	565,000
HSBC USA Inc.
3.50%, 06/23/24	295	284,312
3.75%, 05/24/24	360	349,661
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24)(b)	285	277,724
4.55%, 05/17/28 (Call 05/17/27)(a)(b)	310	295,821
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)(b)	215	182,922
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	283	211,732
3.55%, 04/09/24	335	325,265
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(b)	340	319,396
3.95%, 03/29/27	395	358,992
4.02%, 03/28/28 (Call 03/28/27), (SOFR + 1.830%)(b)	430	386,514
4.05%, 04/09/29	340	296,670
4.25%, 03/28/33 (Call 03/28/32), (SOFR + 2.070%)(b)	320	266,051
4.55%, 10/02/28(a)	430	387,525
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(b)	155	144,276
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(b)	90	81,960
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(b)	125	115,146
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(b)	425	390,847
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	60	51,042
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	355	305,847
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	645	542,103
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(b)	405	369,550
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	625	536,981
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)(b)	390	283,756
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(b)	444	325,656
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	300	273,597
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(b)	260	210,324
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	630	573,672
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(b)	301	254,694
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(b)	435	405,624
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	485	382,549

Security	Par (000)	Value

Banks (continued)
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(b)	$350	$215,744
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	575	434,516
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	675	519,156
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(b)	350	324,338
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	720	582,970
2.95%, 10/01/26 (Call 07/01/26)	377	344,450
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	410	361,001
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)(b)	411	323,736
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(b)	590	460,395
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	295	201,877
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	260	162,367
3.13%, 01/23/25 (Call 10/23/24)	510	487,993
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(b)	120	81,958
3.20%, 06/15/26 (Call 03/15/26)	260	240,913
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	495	478,071
3.30%, 04/01/26 (Call 01/01/26)	408	381,039
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	655	423,890
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(b)	320	282,982
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(b)	518	465,920
3.63%, 05/13/24	105	102,914
3.63%, 12/01/27 (Call 12/01/26)	262	237,113
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(b)	506	440,589
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	474	431,951
3.85%, 06/14/25 (Call 06/14/24)(b)	450	437,562
3.88%, 02/01/24	389	384,176
3.88%, 09/10/24	555	540,670
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(b)	371	288,601
3.90%, 07/15/25 (Call 04/15/25)	587	567,265
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(b)	280	203,871
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	65	60,913
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(b)	630	462,061
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(b)	420	377,987
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	440	432,084
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	308	229,007
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(b)	355	340,335
4.13%, 12/15/26	510	483,444
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(b)	345	312,467
4.25%, 10/01/27	315	295,826
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	328	254,387
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(b)	605	563,176
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(b)	405	369,072
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	600	543,126
4.57%, 06/14/30 (Call 06/14/29)(b)	300	275,256
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(b)	130	115,982
4.85%, 07/25/28 (Call 07/25/27)(a)(b)	475	451,639

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.85%, 02/01/44	$68	$58,292
4.91%, 07/25/33 (Call 07/25/32)(b)	750	686,475
4.95%, 06/01/45	305	251,915
5.40%, 01/06/42	279	254,646
5.50%, 10/15/40	95	88,131
5.60%, 07/15/41	323	302,964
5.63%, 08/16/43	240	215,743
5.72%, 09/14/33 (Call 09/14/32)(b)	250	232,255
6.40%, 05/15/38	367	378,076
7.63%, 10/15/26	155	167,031
8.00%, 04/29/27	184	201,912
KeyBank NA/Cleveland OH
3.30%, 06/01/25	317	301,400
4.15%, 08/08/25	435	420,454
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(b)	395	331,125
2.44%, 02/05/26 (Call 02/05/25)(b)	365	331,661
3.51%, 03/18/26 (Call 03/18/25)(b)	490	453,911
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(b)	660	564,181
3.75%, 01/11/27	475	425,576
3.75%, 03/18/28 (Call 03/18/27)(b)	320	282,512
3.87%, 07/09/25 (Call 07/09/24)(b)	349	332,538
3.90%, 03/12/24	445	433,403
4.38%, 03/22/28	280	249,586
4.45%, 05/08/25	515	493,813
4.55%, 08/16/28	485	434,584
4.72%, 08/11/26 (Call 08/11/25)(b)	405	382,842
4.98%, 08/11/33 (Call 08/11/32)(b)	325	278,187
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27)(b)	240	226,049
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	5	4,744
3.40%, 08/17/27	270	239,868
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(b)	700	642,474
0.96%, 10/11/25 (Call 10/11/24)(b)	355	322,784
1.41%, 07/17/25	665	593,639
1.54%, 07/20/27 (Call 07/20/26)(b)	715	604,347
1.64%, 10/13/27 (Call 10/13/26)(b)	535	450,684
2.05%, 07/17/30(a)	320	239,741
2.19%, 02/25/25	930	858,092
2.31%, 07/20/32 (Call 07/20/31)(b)	605	441,354
2.34%, 01/19/28 (Call 01/19/27)(b)	370	316,332
2.49%, 10/13/32 (Call 10/13/31)(b)	305	224,840
2.56%, 02/25/30	389	306,353
2.76%, 09/13/26	255	227,419
2.80%, 07/18/24(a)	495	471,567
2.85%, 01/19/33 (Call 01/19/32)(b)	285	214,200
3.20%, 07/18/29	640	536,026
3.29%, 07/25/27	472	422,317
3.41%, 03/07/24	803	780,893
3.68%, 02/22/27	392	359,868
3.74%, 03/07/29	555	488,489
3.75%, 07/18/39	225	167,423
3.78%, 03/02/25	194	186,197
3.84%, 04/17/26 (Call 04/17/25)(b)	280	266,154
3.85%, 03/01/26	515	483,930
3.96%, 03/02/28	557	508,825
4.05%, 09/11/28	386	349,677
4.08%, 04/19/28 (Call 04/19/27)(b)	300	275,499

Security	Par (000)	Value

Banks (continued)
4.15%, 03/07/39	$2	$1,578
4.29%, 07/26/38	50	40,476
4.32%, 04/19/33 (Call 04/19/32)(b)	215	184,687
4.79%, 07/18/25 (Call 07/18/24)(b)	475	466,065
5.02%, 07/20/28 (Call 07/20/27)(b)	515	489,873
5.06%, 09/12/25 (Call 09/12/24)(b)	480	472,882
5.13%, 07/20/33 (Call 07/20/32)(b)	490	444,837
5.35%, 09/13/28 (Call 09/13/27)(b)	480	462,782
5.47%, 09/13/33 (Call 09/13/32)(b)	240	224,179
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	270	226,954
1.55%, 07/09/27 (Call 07/09/26)(b)	395	334,458
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(b)	300	216,309
2.17%, 05/22/32 (Call 05/22/31)(b)	225	160,418
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(b)	465	342,761
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	240	217,061
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	210	150,734
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	220	205,962
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(b)	115	87,642
2.65%, 05/22/26 (Call 05/22/25)(b)	160	146,501
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	205	194,010
2.84%, 09/13/26(a)	220	195,356
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(b)	215	171,463
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(b)	235	191,668
3.17%, 09/11/27	396	346,516
3.26%, 05/22/30 (Call 05/22/29)(b)	215	178,349
3.66%, 02/28/27	222	201,092
4.02%, 03/05/28(a)	430	387,082
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(b)	305	271,066
5.41%, 09/13/28 (Call 09/13/27)(a)(b)	225	217,314
5.67%, 09/13/33 (Call 09/13/32)(b)	200	187,180
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(b)	772	720,755
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	620	567,815
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	887	759,893
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(b)	690	624,843
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	952	807,325
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	637	545,571
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	580	419,410
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	758	549,376
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)(b)	535	488,182
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	874	648,473
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	750	648,795
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	670	505,012
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(b)	775	718,037
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	881	705,866
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	743	701,184
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(b)	670	393,129
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(b)	710	552,337
3.13%, 07/27/26	438	399,684
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(b)	617	420,263
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	530	475,267
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)	770	743,797
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	775	660,796
3.63%, 01/20/27	953	879,114

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.70%, 10/23/24	$418	$405,293
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)(b)	967	862,670
3.88%, 01/27/26	1,006	952,742
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(b)	469	369,112
4.00%, 07/23/25	412	396,772
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	320	296,192
4.30%, 01/27/45	615	475,100
4.38%, 01/22/47(a)	635	493,947
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(b)	682	621,868
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(b)	315	258,332
4.68%, 07/17/26 (Call 07/17/25)(b)	285	276,632
4.89%, 07/20/33 (Call 07/20/32)(b)	515	470,102
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	466	431,842
6.25%, 08/09/26	225	229,154
6.34%, 10/18/33	270	273,969
6.38%, 07/24/42	442	447,759
7.25%, 04/01/32	466	504,883
Series F, 3.88%, 04/29/24	641	628,045
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	390	351,936
National Australia Bank Ltd., 3.91%, 06/09/27	75	70,803
National Australia Bank Ltd./New York
2.50%, 07/12/26	255	231,693
3.38%, 01/14/26	305	288,045
3.50%, 06/09/25	370	355,581
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(b)	380	360,137
0.75%, 08/06/24	440	404,329
3.75%, 06/09/25 (Call 06/09/24)(b)	365	351,261
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	500	415,645
3.07%, 05/22/28 (Call 05/22/27)(b)	50	42,402
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	500	426,815
4.80%, 04/05/26	200	188,716
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(b)	510	454,767
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(b)	500	445,660
5.52%, 09/30/28 (Call 09/30/27)(b)	500	466,600
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	255	199,298
3.15%, 05/03/29 (Call 02/03/29)	210	184,850
3.65%, 08/03/28 (Call 05/03/28)(a)	220	203,104
3.95%, 10/30/25	525	507,512
4.00%, 05/10/27 (Call 04/10/27)(a)	305	291,577
6.13%, 11/02/32	195	195,392
PNC Bank NA
2.70%, 10/22/29	255	207,126
2.95%, 02/23/25 (Call 01/24/25)	270	256,946
3.10%, 10/25/27 (Call 09/25/27)	280	252,664
3.25%, 06/01/25 (Call 05/02/25)	315	299,474
3.25%, 01/22/28 (Call 12/23/27)	160	144,846
3.30%, 10/30/24 (Call 09/30/24)	50	48,079
3.88%, 04/10/25 (Call 03/10/25)	295	283,808
4.05%, 07/26/28	450	408,834

Security	Par (000)	Value

Banks (continued)
4.20%, 11/01/25 (Call 10/02/25)	$135	$130,252
2.50%, 08/27/24 (Call 07/27/24)	315	300,186
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	260	223,228
2.20%, 11/01/24 (Call 10/02/24)	181	170,654
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)(b)	333	255,787
2.55%, 01/22/30 (Call 10/24/29)	790	641,243
2.60%, 07/23/26 (Call 05/23/26)	525	474,259
3.15%, 05/19/27 (Call 04/19/27)(a)	50	45,079
3.45%, 04/23/29 (Call 01/23/29)(a)	501	440,003
3.90%, 04/29/24 (Call 03/29/24)	352	344,471
4.63%, 06/06/33 (Call 06/06/32)(a)(b)	295	260,358
6.04%, 10/28/33	400	402,448
Royal Bank of Canada
0.65%, 07/29/24	432	398,758
0.75%, 10/07/24	475	434,729
0.88%, 01/20/26	530	458,291
1.15%, 06/10/25	617	554,035
1.15%, 07/14/26	405	345,915
1.20%, 04/27/26	565	487,668
1.40%, 11/02/26	430	366,231
1.60%, 01/21/25	280	258,146
2.05%, 01/21/27	250	218,273
2.25%, 11/01/24	658	618,908
2.30%, 11/03/31	105	79,799
2.55%, 07/16/24(a)	445	424,557
3.38%, 04/14/25	175	167,136
3.63%, 05/04/27	500	460,570
3.88%, 05/04/32	350	301,749
3.97%, 07/26/24	665	649,818
4.24%, 08/03/27	515	484,028
4.65%, 01/27/26	138	133,251
5.66%, 10/25/24	200	200,540
6.00%, 11/01/27	200	201,254
Santander UK PLC, 4.00%, 03/13/24(a)	500	489,745
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	120	103,811
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)(b)	160	138,806
2.20%, 03/03/31	542	417,064
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	213	200,107
2.40%, 01/24/30	85	69,394
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(b)	240	186,984
2.65%, 05/19/26	15	13,894
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(b)	175	142,342
3.30%, 12/16/24	438	422,035
3.55%, 08/18/25	69	66,337
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(b)	255	250,831
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(b)	170	155,865
4.16%, 08/04/33 (Call 08/04/32)(b)	310	274,694
4.42%, 05/13/33 (Call 05/13/32)(b)	165	150,336
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	200	194,040
3.65%, 07/23/25(a)	55	52,281
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	260	223,980
1.40%, 09/17/26	825	698,313
1.47%, 07/08/25	730	651,802
1.71%, 01/12/31	380	270,917

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.90%, 09/17/28	$625	$496,469
2.13%, 07/08/30	550	412,824
2.17%, 01/14/27	100	86,335
2.22%, 09/17/31(a)	340	249,101
2.30%, 01/12/41	100	58,129
2.35%, 01/15/25	590	549,485
2.45%, 09/27/24	267	251,429
2.47%, 01/14/29	260	210,766
2.63%, 07/14/26	844	756,925
2.70%, 07/16/24	480	457,022
2.72%, 09/27/29	200	160,986
2.75%, 01/15/30	460	367,701
3.01%, 10/19/26	645	583,041
3.04%, 07/16/29	509	420,480
3.05%, 01/14/42(a)	90	58,388
3.35%, 10/18/27	375	333,866
3.36%, 07/12/27	714	641,129
3.45%, 01/11/27(a)	537	488,305
3.54%, 01/17/28	245	219,527
3.78%, 03/09/26(a)	84	79,112
3.94%, 07/19/28	236	212,442
4.31%, 10/16/28	205	187,940
Toronto-Dominion Bank (The)
0.55%, 03/04/24	135	126,579
0.70%, 09/10/24	485	444,740
0.75%, 09/11/25(a)	487	427,230
0.75%, 01/06/26	562	485,197
1.15%, 06/12/25	145	129,906
1.20%, 06/03/26	478	411,677
1.25%, 12/13/24	165	151,488
1.25%, 09/10/26	350	298,522
1.45%, 01/10/25	545	501,580
1.95%, 01/12/27	385	333,626
2.00%, 09/10/31	315	233,138
2.35%, 03/08/24	500	480,715
2.45%, 01/12/32	205	155,878
2.65%, 06/12/24	185	177,398
2.80%, 03/10/27	230	205,116
3.20%, 03/10/32	495	402,965
3.25%, 03/11/24	686	667,567
3.63%, 09/15/31 (Call 09/15/26)(b)	477	427,540
3.77%, 06/06/25	530	508,975
4.11%, 06/08/27	410	384,170
4.29%, 09/13/24	600	587,916
4.46%, 06/08/32	650	584,083
4.69%, 09/15/27	500	479,075
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	610	557,595
2.15%, 12/06/24 (Call 11/05/24)	150	140,414
2.25%, 03/11/30 (Call 12/11/29)	367	285,383
2.64%, 09/17/29 (Call 09/17/24)(b)	322	298,130
3.20%, 04/01/24 (Call 03/01/24)	673	653,409
3.30%, 05/15/26 (Call 04/15/26)	245	225,020
3.63%, 09/16/25 (Call 08/16/25)	440	416,429
3.80%, 10/30/26 (Call 09/30/26)	312	290,257
4.05%, 11/03/25 (Call 09/03/25)	239	230,317
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	140	113,617
1.20%, 08/05/25 (Call 07/03/25)(a)	245	218,675
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	487	420,505

Security	Par (000)	Value

Banks (continued)
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(b)	$370	$297,954
1.95%, 06/05/30 (Call 03/05/30)	263	202,810
2.50%, 08/01/24 (Call 07/01/24)	460	438,642
2.85%, 10/26/24 (Call 09/26/24)	650	620,139
3.70%, 06/05/25 (Call 05/05/25)(a)	370	355,011
3.88%, 03/19/29 (Call 02/16/29)	93	82,817
4.00%, 05/01/25 (Call 03/01/25)	297	287,745
4.12%, 06/06/28 (Call 06/06/27)(a)(b)	345	318,942
4.26%, 07/28/26 (Call 07/28/25)(b)	210	202,448
4.92%, 07/28/33 (Call 07/28/32)(b)	435	390,513
5.90%, 10/28/26	200	199,808
6.12%, 10/28/33	400	400,900
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	435	321,304
1.45%, 05/12/25 (Call 04/11/25)	439	401,189
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(b)	500	436,150
2.40%, 07/30/24 (Call 06/28/24)	497	475,013
2.49%, 11/03/36 (Call 11/03/31)(b)	450	330,422
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(a)(b)	280	220,433
3.00%, 07/30/29 (Call 04/30/29)	422	356,708
3.10%, 04/27/26 (Call 03/27/26)	58	53,804
3.38%, 02/05/24 (Call 01/05/24)	486	476,100
3.60%, 09/11/24 (Call 08/11/24)	427	415,556
3.90%, 04/26/28 (Call 03/24/28)	290	270,805
3.95%, 11/17/25 (Call 10/17/25)	390	376,642
4.55%, 07/22/28 (Call 07/22/27)(b)	560	532,056
4.97%, 07/22/33 (Call 07/22/32)(b)	385	350,627
5.73%, 10/21/26	140	140,482
5.85%, 10/21/33	670	669,109
Series V, 2.38%, 07/22/26 (Call 06/22/26)	439	397,839
Series X, 3.15%, 04/27/27 (Call 03/27/27)	504	463,680
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	200	186,896
2.80%, 01/27/25 (Call 12/27/24)(a)	429	408,159
Wachovia Corp., 5.50%, 08/01/35	315	287,129
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(b)	415	383,995
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(b)	825	756,814
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	620	564,200
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	935	798,836
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(b)	825	768,199
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(b)	508	405,257
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(b)	785	643,355
3.00%, 02/19/25	777	734,319
3.00%, 04/22/26	564	516,224
3.00%, 10/23/26	650	588,666
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(b)	433	293,275
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(b)	822	744,724
3.30%, 09/09/24	675	652,273
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(b)	650	524,881
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(b)	815	734,747
3.55%, 09/29/25	378	358,219
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(b)	884	796,086
3.90%, 05/01/45	613	444,094
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(b)	870	827,805
4.10%, 06/03/26	779	736,412
4.15%, 01/24/29 (Call 10/24/28)	570	518,689

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.30%, 07/22/27	$741	$692,613
4.40%, 06/14/46	575	425,609
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(b)	646	585,018
4.54%, 08/15/26 (Call 08/15/25)(b)	105	101,010
4.61%, 04/25/53 (Call 04/25/52)(b)	900	716,391
4.65%, 11/04/44	592	457,764
4.75%, 12/07/46	566	437,026
4.81%, 07/25/28 (Call 07/25/27)(a)(b)	845	801,347
4.90%, 07/25/33 (Call 07/25/32)(b)	700	639,107
4.90%, 11/17/45	578	460,834
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(b)	1,382	1,167,223
5.38%, 11/02/43	450	380,448
5.61%, 01/15/44(a)	680	593,021
Wells Fargo Bank NA
5.85%, 02/01/37	330	313,870
5.95%, 08/26/36	250	240,145
6.60%, 01/15/38	383	392,510
Westpac Banking Corp.
1.02%, 11/18/24	610	562,627
1.15%, 06/03/26	635	551,783
1.95%, 11/20/28	510	422,632
2.15%, 06/03/31(a)	325	256,357
2.35%, 02/19/25	313	294,370
2.65%, 01/16/30	310	260,388
2.70%, 08/19/26	490	447,929
2.85%, 05/13/26(a)	180	166,565
3.30%, 02/26/24(a)	271	265,827
3.35%, 03/08/27	320	296,499
3.40%, 01/25/28	420	385,980
3.74%, 08/26/25	223	215,139
4.04%, 08/26/27(a)	305	289,768

		273,279,998

Beverages — 1.9%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	270	233,480
Coca-Cola Co. (The)
1.00%, 03/15/28	465	382,635
1.38%, 03/15/31	314	239,083
1.45%, 06/01/27	155	134,583
1.50%, 03/05/28	311	263,684
1.65%, 06/01/30	330	262,439
1.75%, 09/06/24	269	256,145
2.00%, 03/05/31	275	221,152
2.13%, 09/06/29	373	313,715
2.25%, 01/05/32	700	566,223
2.50%, 06/01/40	419	290,476
2.50%, 03/15/51(a)	538	329,649
2.60%, 06/01/50	575	365,022
2.75%, 06/01/60	252	153,329
2.88%, 05/05/41	360	258,412
2.90%, 05/25/27	229	211,630
3.00%, 03/05/51	479	327,339
3.38%, 03/25/27	371	352,572
3.45%, 03/25/30	430	389,219
4.20%, 03/25/50	155	131,869
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	273	197,395
2.75%, 01/22/30 (Call 10/22/29)(a)	445	375,095
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	270	243,572
2.00%, 04/29/30 (Call 01/29/30)	365	289,978

Security	Par (000)	Value

Beverages (continued)
2.13%, 10/24/24 (Call 09/24/24)	$265	$250,255
2.13%, 04/29/32 (Call 01/29/32)	295	225,755
2.38%, 10/24/29 (Call 07/24/29)	230	190,454
3.88%, 05/18/28 (Call 02/18/28)	60	56,214
3.88%, 04/29/43 (Call 10/29/42)	281	216,381
5.20%, 10/24/25	200	200,686
5.88%, 09/30/36	284	287,698
Diageo Investment Corp., 4.25%, 05/11/42	148	119,938
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	325	249,902
1.63%, 05/01/30 (Call 02/01/30)	125	99,493
1.95%, 10/21/31 (Call 07/21/31)	380	301,040
2.25%, 03/19/25 (Call 02/19/25)	609	573,648
2.38%, 10/06/26 (Call 07/06/26)	297	271,648
2.63%, 03/19/27 (Call 01/19/27)	160	145,806
2.63%, 07/29/29 (Call 04/29/29)	453	392,737
2.63%, 10/21/41 (Call 04/21/41)	355	244,414
2.75%, 04/30/25 (Call 01/30/25)	432	410,387
2.75%, 03/19/30 (Call 12/19/29)	97	83,933
2.75%, 10/21/51 (Call 04/21/51)	280	181,961
2.85%, 02/24/26 (Call 11/24/25)	400	376,904
2.88%, 10/15/49 (Call 04/15/49)	495	335,288
3.00%, 10/15/27 (Call 07/15/27)	483	446,070
3.45%, 10/06/46 (Call 04/06/46)	361	270,902
3.50%, 07/17/25 (Call 04/17/25)	81	78,299
3.60%, 02/18/28 (Call 01/18/28)	270	254,075
3.63%, 03/19/50 (Call 09/19/49)	244	189,576
3.88%, 03/19/60 (Call 09/19/59)	245	192,482
3.90%, 07/18/32 (Call 04/18/32)	400	370,536
4.00%, 05/02/47 (Call 11/02/46)	210	172,471
4.20%, 07/18/52 (Call 01/18/52)	230	196,257
5.50%, 01/15/40	200	200,676
7.00%, 03/01/29	80	88,331

		14,462,913

Chemicals — 0.5%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	320	290,208
1.85%, 05/15/27 (Call 03/15/27)	286	249,621
2.05%, 05/15/30 (Call 02/15/30)	235	190,082
2.70%, 05/15/40 (Call 11/15/39)	267	185,512
2.80%, 05/15/50 (Call 11/15/49)	128	81,976
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	160	119,320
1.65%, 02/01/27 (Call 01/01/27)(a)	220	191,803
2.13%, 02/01/32 (Call 11/01/31)(a)	245	191,663
2.13%, 08/15/50 (Call 02/15/50)(a)	150	80,940
2.70%, 11/01/26 (Call 08/01/26)	445	407,954
2.70%, 12/15/51 (Call 06/15/51)	160	95,160
2.75%, 08/18/55 (Call 02/18/55)	245	141,304
3.25%, 12/01/27 (Call 09/01/27)	252	231,840
4.80%, 03/24/30 (Call 12/24/29)	212	205,581
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	206	188,694
2.30%, 07/15/30 (Call 04/15/30)	157	126,766
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	240	179,594
3.20%, 01/30/26 (Call 10/30/25)	181	171,619
3.55%, 11/07/42 (Call 05/07/42)	287	216,346

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	$145	$125,587
3.75%, 03/15/28 (Call 12/15/27)	263	241,108

		3,912,678

Commercial Services — 1.4%
American University (The), Series 2019, 3.67%, 04/01/49	158	113,673
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	466	357,077
1.70%, 05/15/28 (Call 03/15/28)	525	446,723
3.38%, 09/15/25 (Call 06/15/25)	566	544,950
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	265	175,894
California Institute of Technology, 3.65%, 09/01/2119 (Call 03/01/2119)	165	98,484
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	328	309,396
4.00%, 05/01/32 (Call 02/01/32)	125	113,201
Duke University, Series 2020, 2.83%, 10/01/55	245	150,415
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	350	189,903
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	41	31,770
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	289	224,839
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	100	68,325
3.89%, 07/01/2116	158	104,514
4.68%, 07/01/2114	140	113,156
5.60%, 07/01/2111	263	251,691
Series F, 2.99%, 07/01/50 (Call 01/01/50)	175	118,778
Northwestern University, 4.64%, 12/01/44	259	234,812
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	300	275,358
2.30%, 06/01/30 (Call 03/01/30)(a)	370	298,139
2.40%, 10/01/24 (Call 09/01/24)(a)	360	342,842
2.65%, 10/01/26 (Call 08/01/26)	335	305,637
2.85%, 10/01/29 (Call 07/01/29)	565	480,984
3.25%, 06/01/50 (Call 12/01/49)(a)	305	199,192
3.90%, 06/01/27 (Call 05/01/27)(a)	120	114,037
4.40%, 06/01/32 (Call 03/01/32)	540	495,752
5.05%, 06/01/52 (Call 12/01/51)(a)	325	281,473
5.25%, 06/01/62 (Call 12/01/61)	95	81,711
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	86	52,240
3.15%, 07/15/46 (Call 01/15/46)	319	228,713
3.30%, 07/15/56 (Call 01/15/56)	235	164,432
3.75%, 11/15/52 (Call 05/15/52)	110	85,738
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	315	184,927
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	50	37,173
2.30%, 08/15/60 (Call 02/15/60)	163	82,809
2.45%, 03/01/27 (Call 02/01/27)(a)(c)	200	179,146
2.50%, 12/01/29 (Call 09/01/29)(a)	230	191,585
2.70%, 03/01/29 (Call 01/01/29)(c)	570	489,858
2.90%, 03/01/32 (Call 12/01/31)(c)	505	415,721
2.95%, 01/22/27 (Call 10/22/26)(a)	318	291,015
3.25%, 12/01/49 (Call 06/01/49)	219	147,902
3.70%, 03/01/52 (Call 09/01/51)(a)(c)	340	247,741

Security	Par (000)	Value

Commercial Services (continued)
3.90%, 03/01/62 (Call 09/01/61)(a)(c)	$250	$179,503
4.25%, 05/01/29 (Call 02/01/29)(a)(c)	190	177,306
4.75%, 08/01/28 (Call 05/01/28)(c)	50	48,474
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	115	77,187
Trustees of Princeton University (The)
5.70%, 03/01/39	164	169,601
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	259	162,093
University of Miami, 4.06%, 04/01/52	220	168,104
University of Southern California, 3.03%, 10/01/39	289	218,998
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)(a)	255	184,883
4.35%, 04/15/2122 (Call 10/15/2121)	70	49,776
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	53	48,239
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	180	140,522
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	130	77,344

		11,023,756

Computers — 4.2%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	125	111,560
0.70%, 02/08/26 (Call 01/08/26)	690	605,137
1.13%, 05/11/25 (Call 04/11/25)	827	757,003
1.20%, 02/08/28 (Call 12/08/27)	413	344,194
1.25%, 08/20/30 (Call 05/20/30)	420	322,447
1.40%, 08/05/28 (Call 06/05/28)	780	646,144
1.65%, 05/11/30 (Call 02/11/30)	583	466,645
1.65%, 02/08/31 (Call 11/08/30)	940	737,439
1.70%, 08/05/31 (Call 05/05/31)	260	202,054
1.80%, 09/11/24 (Call 08/11/24)	171	162,363
2.05%, 09/11/26 (Call 07/11/26)	735	664,991
2.20%, 09/11/29 (Call 06/11/29)	577	487,796
2.38%, 02/08/41 (Call 08/08/40)	585	391,318
2.40%, 08/20/50 (Call 02/20/50)	355	209,532
2.45%, 08/04/26 (Call 05/04/26)	835	768,567
2.50%, 02/09/25(a)	91	86,812
2.55%, 08/20/60 (Call 02/20/60)	280	161,300
2.65%, 05/11/50 (Call 11/11/49)	862	541,845
2.65%, 02/08/51 (Call 08/08/50)	822	511,448
2.70%, 08/05/51 (Call 02/05/51)	670	420,224
2.75%, 01/13/25 (Call 11/13/24)	592	568,326
2.80%, 02/08/61 (Call 08/08/60)	515	305,508
2.85%, 05/11/24 (Call 03/11/24)	573	557,403
2.85%, 08/05/61 (Call 02/05/61)	585	351,755
2.90%, 09/12/27 (Call 06/12/27)	770	708,115
2.95%, 09/11/49 (Call 03/11/49)	435	293,542
3.00%, 02/09/24 (Call 12/09/23)(a)	703	688,694
3.00%, 06/20/27 (Call 03/20/27)	636	593,534
3.00%, 11/13/27 (Call 08/13/27)	649	600,494
3.20%, 05/13/25	678	653,165
3.20%, 05/11/27 (Call 02/11/27)(a)	802	751,450
3.25%, 02/23/26 (Call 11/23/25)	1,261	1,202,061
3.25%, 08/08/29 (Call 06/08/29)	340	309,373
3.35%, 02/09/27 (Call 11/09/26)	778	737,956
3.35%, 08/08/32 (Call 05/08/32)	555	489,571
3.45%, 05/06/24	666	654,045
3.45%, 02/09/45	584	442,252
3.75%, 09/12/47 (Call 03/12/47)	410	320,477
3.75%, 11/13/47 (Call 05/13/47)	497	389,847
3.85%, 05/04/43(a)	814	661,937
3.85%, 08/04/46 (Call 02/04/46)	342	273,080

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.95%, 08/08/52 (Call 02/08/52)	$530	$420,698
4.10%, 08/08/62 (Call 02/08/62)	450	350,014
4.25%, 02/09/47 (Call 08/09/46)	343	295,103
4.38%, 05/13/45	445	387,973
4.45%, 05/06/44	369	329,834
4.50%, 02/23/36 (Call 08/23/35)(a)	398	380,954
4.65%, 02/23/46 (Call 08/23/45)	1,242	1,119,961
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	530	455,683
1.95%, 05/15/30 (Call 02/15/30)	375	295,106
2.20%, 02/09/27 (Call 01/09/27)	260	230,269
2.72%, 02/09/32 (Call 11/09/31)	200	160,736
2.85%, 05/15/40 (Call 11/15/39)	243	163,918
2.95%, 05/15/50 (Call 11/15/49)	300	181,602
3.00%, 05/15/24	948	920,062
3.30%, 05/15/26	1,080	1,013,332
3.30%, 01/27/27	155	143,676
3.43%, 02/09/52 (Call 08/09/51)	240	156,790
3.45%, 02/19/26	513	486,801
3.50%, 05/15/29	1,010	904,627
3.63%, 02/12/24	757	743,995
4.00%, 07/27/25(a)	290	282,588
4.00%, 06/20/42	410	316,664
4.15%, 07/27/27 (Call 06/27/27)	105	100,342
4.15%, 05/15/39	450	366,345
4.25%, 05/15/49	710	550,726
4.40%, 07/27/32 (Call 04/27/32)(a)	130	119,002
4.70%, 02/19/46	380	315,316
4.90%, 07/27/52 (Call 01/27/52)	210	177,093
5.60%, 11/30/39(a)	314	299,088
5.88%, 11/29/32	227	231,896
7.00%, 10/30/25(a)	204	214,224

		32,265,822

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.
3.10%, 08/15/25(a)	255	245,211
3.10%, 08/15/27 (Call 07/15/27)	250	233,745
3.25%, 03/15/24(a)	137	134,682
3.25%, 08/15/32 (Call 05/15/32)	275	242,423
3.70%, 08/01/47 (Call 02/01/47)(a)	158	124,976
4.00%, 08/15/45	152	126,469
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	135	105,840
2.00%, 12/01/24 (Call 11/01/24)(a)	222	210,187
2.38%, 12/01/29 (Call 09/01/29)	150	125,394
2.60%, 04/15/30 (Call 01/15/30)	270	226,290
3.13%, 12/01/49 (Call 06/01/49)(a)	329	224,635
3.15%, 03/15/27 (Call 12/15/26)	158	146,227
4.15%, 03/15/47 (Call 09/15/46)	225	181,366
Procter & Gamble Co. (The)
0.55%, 10/29/25	505	446,789
1.00%, 04/23/26	425	376,125
1.20%, 10/29/30	485	369,866
1.90%, 02/01/27	495	444,059
1.95%, 04/23/31	490	394,847
2.30%, 02/01/32(a)	425	349,877
2.45%, 11/03/26	566	521,597
2.70%, 02/02/26(a)	484	455,671
2.80%, 03/25/27	227	209,321
2.85%, 08/11/27	33	30,358

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.00%, 03/25/30(a)	$555	$493,922
3.55%, 03/25/40	10	8,091
Unilever Capital Corp.
0.63%, 08/12/24 (Call 12/01/22)	10	9,295
1.38%, 09/14/30 (Call 06/14/30)	270	204,204
1.75%, 08/12/31 (Call 05/12/31)	260	198,060
2.00%, 07/28/26	320	288,186
2.13%, 09/06/29 (Call 06/06/29)	115	94,863
2.60%, 05/05/24 (Call 03/05/24)	370	357,731
2.90%, 05/05/27 (Call 02/05/27)	425	388,242
3.10%, 07/30/25	275	262,666
3.50%, 03/22/28 (Call 12/22/27)	530	488,655
5.90%, 11/15/32	313	326,578
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	275	166,059

		9,212,507

Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	184	171,502
4.60%, 06/15/45 (Call 12/15/44)(a)	377	325,223

		496,725

Diversified Financial Services — 4.1%
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	295	254,107
2.25%, 03/04/25 (Call 02/01/25)	185	171,830
2.50%, 07/30/24 (Call 06/30/24)	685	651,182
2.55%, 03/04/27 (Call 02/01/27)	385	338,303
3.00%, 10/30/24 (Call 09/29/24)	674	644,034
3.13%, 05/20/26 (Call 04/20/26)	305	282,107
3.30%, 05/03/27 (Call 04/03/27)	964	873,577
3.38%, 05/03/24	210	203,692
3.40%, 02/22/24 (Call 01/22/24)	845	824,230
3.63%, 12/05/24 (Call 11/04/24)	586	566,492
3.95%, 08/01/25 (Call 07/01/25)	310	297,665
4.05%, 05/03/29 (Call 03/03/29)	560	507,853
4.05%, 12/03/42	184	142,571
4.20%, 11/06/25 (Call 10/06/25)	330	320,367
4.42%, 08/03/33 (Call 08/03/32)(b)	340	302,229
4.99%, 05/26/33 (Call 02/26/32)(b)	370	336,171
5.85%, 11/05/27	190	189,863
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	315	288,420
3.00%, 04/02/25 (Call 03/02/25)	150	142,201
3.70%, 10/15/24	405	393,190
4.50%, 05/13/32 (Call 02/13/32)(a)	335	310,974
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	210	153,063
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	160	123,835
3.50%, 03/30/51 (Call 09/30/50)	213	127,819
3.90%, 01/25/28 (Call 10/25/27)	351	314,331
4.00%, 04/01/24 (Call 02/01/24)	125	122,438
4.25%, 06/02/26 (Call 03/02/26)	181	171,680
4.35%, 04/15/30 (Call 01/15/30)	136	119,443
4.70%, 09/20/47 (Call 03/20/47)	317	236,916
4.85%, 03/29/29 (Call 12/29/28)	370	342,305
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	264	155,781
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	250	187,010
3.65%, 01/12/27 (Call 10/12/26)	344	321,974

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	$312	$294,391
0.90%, 03/11/26 (Call 02/11/26)(a)	451	389,574
1.15%, 05/13/26 (Call 04/13/26)	270	233,952
1.65%, 03/11/31 (Call 12/11/30)	260	193,331
1.95%, 12/01/31 (Call 09/01/31)	315	236,203
2.00%, 03/20/28 (Call 01/20/28)(a)	336	286,289
2.30%, 05/13/31 (Call 02/13/31)	265	207,792
2.45%, 03/03/27 (Call 02/03/27)	415	370,670
2.90%, 03/03/32 (Call 12/03/31)	325	263,945
3.20%, 03/02/27 (Call 12/02/26)	325	298,971
3.20%, 01/25/28 (Call 10/25/27)	100	90,509
3.25%, 05/22/29 (Call 02/22/29)	131	116,069
3.30%, 04/01/27 (Call 01/01/27)	83	76,487
3.55%, 02/01/24 (Call 01/01/24)	449	440,873
3.85%, 05/21/25 (Call 03/21/25)	121	117,487
4.00%, 02/01/29 (Call 11/01/28)(a)	82	76,060
4.20%, 03/24/25 (Call 02/24/25)	308	303,417
4.63%, 03/22/30 (Call 12/22/29)(a)	256	243,407
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	240	193,322
3.00%, 03/15/25 (Call 12/15/24)	392	374,301
3.75%, 06/15/28 (Call 03/15/28)	137	128,284
4.15%, 06/15/48 (Call 12/15/47)	290	237,348
5.30%, 09/15/43 (Call 03/15/43)	242	230,941
Credit Suisse USA Inc., 7.13%, 07/15/32	156	153,992
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	115	84,568
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(a)	565	410,173
2.10%, 06/15/30 (Call 03/15/30)	510	404,088
2.65%, 09/15/40 (Call 03/15/40)	375	246,004
3.00%, 06/15/50 (Call 12/15/49)(a)	175	109,491
3.00%, 09/15/60 (Call 03/15/60)(a)	565	328,237
3.10%, 09/15/27 (Call 06/15/27)(a)	135	122,502
3.65%, 05/23/25 (Call 04/23/25)(a)	365	353,532
3.75%, 12/01/25 (Call 09/01/25)(a)	645	619,561
3.75%, 09/21/28 (Call 06/21/28)	160	146,413
4.00%, 09/15/27 (Call 08/15/27)	600	568,446
4.25%, 09/21/48 (Call 03/21/48)	55	42,772
4.35%, 06/15/29 (Call 04/15/29)	535	506,709
4.60%, 03/15/33 (Call 12/15/32)	690	633,185
4.95%, 06/15/52 (Call 12/15/51)	660	572,180
5.20%, 06/15/62 (Call 12/15/61)	390	347,755
Invesco Finance PLC, 3.75%, 01/15/26(a)	237	224,456
Legg Mason Inc., 5.63%, 01/15/44	228	207,088
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	245	194,287
2.00%, 03/03/25 (Call 02/03/25)	241	226,494
2.00%, 11/18/31 (Call 08/18/31)	195	153,291
2.95%, 11/21/26 (Call 08/21/26)(a)	266	247,481
2.95%, 06/01/29 (Call 03/01/29)	421	372,795
2.95%, 03/15/51 (Call 09/15/50)	238	156,990
3.30%, 03/26/27 (Call 01/26/27)	323	303,068
3.35%, 03/26/30 (Call 12/26/29)(a)	342	307,479
3.38%, 04/01/24	174	170,736
3.50%, 02/26/28 (Call 11/26/27)	185	172,241
3.65%, 06/01/49 (Call 12/01/48)	395	300,121
3.80%, 11/21/46 (Call 05/21/46)	311	243,426
3.85%, 03/26/50 (Call 09/26/49)	276	216,939
3.95%, 02/26/48 (Call 08/26/47)	245	196,306

Security	Par (000)	Value

Diversified Financial Services (continued)
ORIX Corp.
2.25%, 03/09/31	$160	$121,094
3.25%, 12/04/24	301	287,816
3.70%, 07/18/27	260	238,189
4.00%, 04/13/32	185	157,492
5.00%, 09/13/27	125	120,980
5.20%, 09/13/32	135	125,406
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	285	193,401
4.65%, 04/01/30 (Call 01/01/30)	195	181,576
4.95%, 07/15/46	310	261,497
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	267	222,459
1.10%, 02/15/31 (Call 11/15/30)	385	287,426
1.90%, 04/15/27 (Call 02/15/27)	534	471,463
2.00%, 08/15/50 (Call 02/15/50)	678	374,954
2.05%, 04/15/30 (Call 01/15/30)	271	223,862
2.70%, 04/15/40 (Call 10/15/39)	461	328,324
2.75%, 09/15/27 (Call 06/15/27)	307	279,078
3.15%, 12/14/25 (Call 09/14/25)	1,114	1,060,172
3.65%, 09/15/47 (Call 03/15/47)	273	207,693
4.15%, 12/14/35 (Call 06/14/35)	377	341,362
4.30%, 12/14/45 (Call 06/14/45)	1,061	904,800

		31,553,126

Electric — 5.5%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	210	150,826
4.50%, 06/15/52 (Call 12/01/51)	245	198,376
Series M, 3.65%, 04/01/50 (Call 10/01/49)	80	56,199
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	130	82,524
3.05%, 03/15/32 (Call 12/15/31)(a)	40	33,536
3.13%, 07/15/51 (Call 01/15/51)	130	84,318
3.45%, 10/01/49 (Call 04/01/49)	295	199,924
3.75%, 09/01/27 (Call 08/01/27)	255	239,963
3.75%, 03/01/45 (Call 09/01/44)	255	184,816
6.00%, 03/01/39	137	135,711
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	230	173,466
Series A, 4.30%, 07/15/48 (Call 01/15/48)	252	198,226
Series B, 3.70%, 12/01/47 (Call 06/01/47)	244	174,741
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	281	204,076
3.85%, 09/01/32 (Call 06/01/32)	190	169,244
4.50%, 03/15/49 (Call 09/15/48)	150	123,959
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)	55	49,235
7.00%, 04/01/38	220	232,485
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	254	201,371
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	145	98,325
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)(a)	186	115,551
4.35%, 11/15/45 (Call 05/15/45)	180	132,853
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	250	197,122
3.50%, 08/15/46 (Call 02/15/46)	190	132,772
4.55%, 06/01/52 (Call 12/01/51)(a)	120	98,381
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	145	108,576
2.85%, 05/15/51 (Call 11/15/50)	510	305,837
3.25%, 04/15/28 (Call 01/15/28)	169	152,460

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 07/15/30 (Call 04/15/30)	$170	$152,497
3.80%, 07/15/48 (Call 01/15/48)	305	220,850
4.05%, 04/15/25 (Call 03/15/25)	10	9,790
4.25%, 10/15/50 (Call 04/15/50)	335	259,360
4.45%, 01/15/49 (Call 07/15/48)	247	199,386
4.50%, 02/01/45 (Call 08/01/44)	274	221,924
4.60%, 05/01/53 (Call 11/01/52)(c)	180	148,322
5.15%, 11/15/43 (Call 05/15/43)	295	260,786
5.95%, 05/15/37	140	138,708
6.13%, 04/01/36	576	584,784
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	110	81,628
3.60%, 03/01/52 (Call 09/01/51)	250	178,230
4.50%, 04/01/44 (Call 10/01/43)	269	226,614
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	143	114,776
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	43	29,476
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	125	117,194
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	100	88,460
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	333	305,411
3.00%, 03/01/50 (Call 09/01/49)	265	168,757
3.65%, 06/15/46 (Call 12/15/45)	227	162,405
3.70%, 08/15/28 (Call 05/15/28)	183	167,851
4.00%, 03/01/48 (Call 09/01/47)	285	218,740
5.90%, 03/15/36	55	55,136
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	281	205,476
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	121	78,241
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	300	232,713
Series A, 3.20%, 03/15/27 (Call 12/15/26)	20	18,449
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	330	260,479
3.20%, 12/01/51 (Call 06/01/51)	120	76,752
3.60%, 06/15/61 (Call 12/15/60)(a)	365	242,090
3.70%, 11/15/59 (Call 05/15/59)	135	89,714
3.85%, 06/15/46 (Call 12/15/45)	220	159,834
3.95%, 03/01/43 (Call 09/01/42)	282	209,952
4.45%, 03/15/44 (Call 09/15/43)	143	115,185
4.50%, 12/01/45 (Call 06/01/45)	188	150,720
4.50%, 05/15/58 (Call 11/15/57)	235	178,793
4.63%, 12/01/54 (Call 06/01/54)	218	172,891
Series 07-A, 6.30%, 08/15/37	177	179,998
Series 08-B, 6.75%, 04/01/38	96	99,924
Series 09-C, 5.50%, 12/01/39	216	198,152
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	225	162,189
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	233	202,104
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	474	350,798
Series A, 4.13%, 05/15/49 (Call 11/15/48)	268	201,046
Series C, 3.00%, 12/01/60 (Call 06/01/60)	70	39,813
Series C, 4.30%, 12/01/56 (Call 06/01/56)	105	77,074
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	200	186,246
Series E, 4.65%, 12/01/48 (Call 06/01/48)	152	123,579
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	113	59,577
3.10%, 08/15/50 (Call 02/15/50)	175	113,563
3.50%, 08/01/51 (Call 02/01/51)	167	116,992
3.60%, 08/15/32 (Call 02/15/32)	75	65,936
4.05%, 05/15/48 (Call 11/15/47)	200	154,472
4.20%, 09/01/52 (Call 03/01/52)	40	31,871
4.35%, 04/15/49 (Call 10/15/48)	213	173,220

Security	Par (000)	Value

Electric (continued)
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	$134	$115,375
6.05%, 01/15/38	60	59,957
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	170	138,552
2.95%, 03/01/50 (Call 09/01/49)	157	100,182
3.70%, 03/15/45 (Call 09/15/44)	256	189,601
3.95%, 03/01/49 (Call 09/01/48)	245	188,003
Series A, 1.90%, 04/01/28 (Call 02/01/28)	173	145,657
Series A, 3.00%, 03/01/32 (Call 12/01/31)	190	157,719
Series A, 4.05%, 05/15/48 (Call 11/15/47)	155	120,939
Series C, 2.63%, 03/01/31 (Call 12/01/30)	75	61,520
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	270	223,484
2.55%, 04/15/31 (Call 01/15/31)	29	23,550
2.85%, 03/15/32 (Call 12/15/31)(a)	180	147,244
2.95%, 12/01/26 (Call 09/01/26)(a)	220	203,493
3.20%, 08/15/49 (Call 02/15/49)	140	92,229
3.55%, 03/15/52 (Call 09/15/51)	230	160,630
3.70%, 12/01/47 (Call 06/01/47)	130	93,289
3.75%, 06/01/45 (Call 12/01/44)	192	139,532
3.88%, 03/15/46 (Call 09/15/45)	205	152,774
3.95%, 11/15/28 (Call 08/15/28)	145	135,094
3.95%, 03/15/48 (Call 09/15/47)	192	144,730
4.00%, 09/30/42 (Call 03/30/42)	240	186,317
4.25%, 12/15/41 (Call 06/15/41)	221	178,303
5.30%, 02/15/40	281	261,881
6.00%, 01/15/38	102	101,831
6.05%, 04/15/38	220	218,981
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	200	154,292
2.40%, 12/15/31 (Call 09/15/31)(a)	295	231,678
2.50%, 12/01/29 (Call 09/01/29)	260	216,393
3.00%, 12/15/51 (Call 06/15/51)	45	28,323
3.20%, 01/15/27 (Call 10/15/26)	217	201,317
3.40%, 10/01/46 (Call 04/01/46)	245	165,534
3.80%, 07/15/28 (Call 04/15/28)(a)	195	180,775
6.35%, 09/15/37	10	10,248
6.40%, 06/15/38	260	269,350
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	225	131,929
3.75%, 05/15/46 (Call 11/15/45)	180	127,755
6.35%, 08/15/38	186	187,814
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	190	121,465
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	35	26,715
2.50%, 08/15/50 (Call 02/15/50)	238	133,775
3.25%, 08/15/25 (Call 05/15/25)	215	205,144
3.40%, 04/01/32 (Call 01/01/32)	200	171,210
3.45%, 03/15/29 (Call 12/15/28)	170	152,497
3.60%, 09/15/47 (Call 03/15/47)	115	81,189
3.70%, 09/01/28 (Call 06/01/28)	174	160,273
4.10%, 05/15/42 (Call 11/15/41)	220	172,132
4.10%, 03/15/43 (Call 09/15/42)	176	137,408
4.15%, 12/01/44 (Call 06/01/44)	175	135,807
4.20%, 08/15/45 (Call 02/15/45)	195	153,005
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	272	154,656
3.50%, 04/01/26 (Call 01/01/26)	435	411,636
4.20%, 04/01/49 (Call 10/01/48)	105	81,650

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 12/01/22)	$100	$92,270
2.35%, 06/15/32 (Call 03/15/32)	155	118,797
2.90%, 03/15/51 (Call 09/15/50)	160	95,845
3.10%, 06/15/41 (Call 12/15/40)	55	37,864
4.00%, 03/15/33 (Call 12/15/32)	287	250,623
4.20%, 09/01/48 (Call 03/01/48)	128	99,105
4.20%, 04/01/50 (Call 10/01/49)	253	192,363
4.75%, 09/15/52 (Call 03/15/52)	200	166,446
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	225	167,814
5.00%, 09/15/52 (Call 03/15/52)	100	84,875
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	230	155,278
4.13%, 03/01/42 (Call 09/01/41)	221	171,852
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	410	330,386
2.85%, 04/01/25 (Call 03/01/25)	243	230,767
2.88%, 12/04/51 (Call 06/04/51)	125	79,449
3.13%, 12/01/25 (Call 06/01/25)	411	388,107
3.15%, 10/01/49 (Call 04/01/49)	279	187,962
3.25%, 06/01/24 (Call 12/01/23)	76	74,132
3.70%, 12/01/47 (Call 06/01/47)	261	193,448
3.95%, 03/01/48 (Call 09/01/47)	273	211,938
3.99%, 03/01/49 (Call 09/01/48)	220	170,768
4.05%, 06/01/42 (Call 12/01/41)	238	191,252
4.05%, 10/01/44 (Call 04/01/44)	180	142,054
4.13%, 02/01/42 (Call 08/01/41)	237	192,506
4.13%, 06/01/48 (Call 12/01/47)	187	148,682
5.69%, 03/01/40	200	195,280
5.95%, 02/01/38	245	244,993
5.96%, 04/01/39	80	80,098
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	83	77,008
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	200	131,770
4.38%, 10/01/45 (Call 04/01/45)	202	160,489
5.13%, 11/01/40 (Call 05/01/40)	189	168,414
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	215	128,828
3.15%, 04/15/50 (Call 10/15/49)	240	156,751
3.50%, 10/15/24 (Call 07/15/24)	25	24,269
3.65%, 04/15/29 (Call 01/15/29)	308	281,364
3.65%, 08/01/48 (Call 02/01/48)	333	242,144
4.25%, 07/15/49 (Call 01/15/49)	297	237,460
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	5	4,711
1.00%, 06/15/26 (Call 05/15/26)	48	41,541
1.88%, 02/07/25	325	303,043
2.40%, 03/15/30 (Call 12/15/29)	140	113,578
2.75%, 04/15/32 (Call 01/15/32)	105	84,351
2.85%, 01/27/25 (Call 10/27/24)	104	98,970
3.40%, 02/07/28 (Call 11/07/27)	248	226,541
4.02%, 11/01/32 (Call 05/01/32)	223	197,056
4.15%, 12/15/32 (Call 09/15/32)	165	147,964
4.30%, 03/15/49 (Call 09/15/48)	137	107,486
5.45%, 10/30/25	150	150,768
5.80%, 01/15/33	150	152,114

Security	Par (000)	Value

Electric (continued)
Nevada Power Co.
5.90%, 05/01/53	$25	$24,710
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	85	76,628
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	225	133,886
2.90%, 03/01/50 (Call 09/01/49)	243	154,813
3.40%, 08/15/42 (Call 02/15/42)(a)	54	39,621
3.60%, 09/15/47 (Call 03/15/47)	253	181,629
4.50%, 06/01/52 (Call 12/01/51)	125	105,326
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	415	381,742
Ohio Power Co., Series R, 2.90%, 10/01/51 (Call 04/01/51)	245	146,628
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	130	109,568
3.10%, 09/15/49 (Call 03/15/49)	274	180,128
3.70%, 11/15/28 (Call 08/15/28)	135	124,218
3.75%, 04/01/45 (Call 10/01/44)	303	226,047
4.55%, 09/15/32 (Call 06/15/32)(c)	125	118,031
4.95%, 09/15/52 (Call 03/15/52)(c)	125	112,359
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	245	149,465
3.30%, 03/15/51 (Call 09/15/50)	105	69,475
4.13%, 01/15/49 (Call 07/15/48)	262	199,961
4.15%, 02/15/50 (Call 08/15/49)	144	110,251
5.75%, 04/01/37	172	164,222
6.00%, 01/15/39	260	254,730
6.25%, 10/15/37	145	145,339
PECO Energy Co.
3.90%, 03/01/48 (Call 09/01/47)	122	92,415
4.38%, 08/15/52 (Call 02/15/52)	110	89,965
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	245	193,089
6.50%, 11/15/37	170	177,341
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	155	119,471
3.60%, 09/15/42 (Call 03/15/42)	129	95,237
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	205	136,817
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)(a)	200	168,180
3.80%, 03/01/46 (Call 09/01/45)	203	151,442
Puget Sound Energy Inc., 4.22%, 06/15/48 (Call 12/15/47)	195	151,763
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	387	353,045
3.70%, 03/15/52 (Call 09/15/51)(a)	200	144,228
4.50%, 08/15/40(a)	160	133,766
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	261	199,628
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	240	151,116
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	135	110,909
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	25	23,530
2.25%, 06/01/30 (Call 03/01/30)	215	169,426
2.75%, 02/01/32 (Call 11/01/31)(a)	185	145,806
2.85%, 08/01/29 (Call 05/01/29)	62	51,905
3.45%, 02/01/52 (Call 08/01/51)	260	170,045
3.65%, 02/01/50 (Call 08/01/49)	142	95,360
4.00%, 04/01/47 (Call 10/01/46)	569	407,643
4.50%, 09/01/40 (Call 03/01/40)	195	155,142
4.65%, 10/01/43 (Call 04/01/43)(a)	219	175,334
5.50%, 03/15/40	194	173,422
6.00%, 01/15/34	170	166,297
6.05%, 03/15/39	186	179,012

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 08-A, 5.95%, 02/01/38	$235	$223,201
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	280	164,755
Series A, 4.20%, 03/01/29 (Call 12/01/28)	74	68,127
Series B, 4.88%, 03/01/49 (Call 09/01/48)	215	173,026
Series C, 4.13%, 03/01/48 (Call 09/01/47)	430	313,706
Series D, 4.70%, 06/01/27 (Call 05/01/27)	85	82,409
Series E, 3.70%, 08/01/25 (Call 06/01/25)	197	189,134
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50 (Call 11/01/49)	250	162,040
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	255	195,011
2.63%, 03/15/51 (Call 09/15/50)	170	98,836
3.90%, 04/01/52 (Call 10/01/51)	155	116,837
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	215	168,812
2.40%, 03/30/32 (Call 12/30/31)	220	173,030
2.45%, 12/15/50 (Call 06/15/50)	303	170,707
2.95%, 11/15/51 (Call 05/15/51)	100	61,974
3.30%, 12/01/49 (Call 06/01/49)	217	145,410
4.00%, 01/15/43 (Call 07/15/42)	250	190,177
4.45%, 02/15/44 (Call 08/15/43)	111	89,378
4.60%, 12/01/48 (Call 06/01/48)	174	143,103
8.88%, 11/15/38	236	294,589
Series A, 2.88%, 07/15/29 (Call 04/15/29)	210	180,369
Series A, 3.15%, 01/15/26 (Call 10/15/25)	430	402,071
Series A, 3.50%, 03/15/27 (Call 12/15/26)	285	265,671
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	315	293,303
Series A, 6.00%, 05/15/37	232	228,928
Series B, 3.75%, 05/15/27 (Call 04/15/27)	135	126,700
Series B, 3.80%, 09/15/47 (Call 03/15/47)	230	167,525
Series B, 6.00%, 01/15/36	95	94,545
Series C, 4.00%, 11/15/46 (Call 05/15/46)	180	135,378
Series C, 4.63%, 05/15/52 (Call 11/15/51)	245	203,568
Series D, 4.65%, 08/15/43 (Call 02/15/43)	165	137,044
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	50	47,634
Wisconsin Power and Light Co., 3.95%, 09/01/32 (Call 06/01/32)	305	270,416

		42,317,737

Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	162	138,103
1.80%, 10/15/27 (Call 08/15/27)	127	108,962
1.95%, 10/15/30 (Call 07/15/30)	120	94,346
2.00%, 12/21/28 (Call 10/21/28)	315	262,584
2.20%, 12/21/31 (Call 09/21/31)(a)	450	353,786
2.75%, 10/15/50 (Call 04/15/50)	137	84,118
2.80%, 12/21/51 (Call 06/21/51)	390	239,991
3.15%, 06/01/25 (Call 03/01/25)	90	86,019

		1,367,909

Electronics — 0.5%
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	470	403,721
1.35%, 06/01/25 (Call 05/01/25)	338	310,226
1.75%, 09/01/31 (Call 06/01/31)(a)	540	418,138
1.95%, 06/01/30 (Call 03/01/30)	241	195,499
2.30%, 08/15/24 (Call 07/15/24)	494	473,089
2.50%, 11/01/26 (Call 08/01/26)	569	520,595
2.70%, 08/15/29 (Call 05/15/29)(a)	335	291,979

Security	Par (000)	Value

Electronics (continued)
2.80%, 06/01/50 (Call 12/01/49)	$279	$187,918
4.85%, 11/01/24	300	299,982
4.95%, 02/15/28	300	299,616
5.00%, 02/15/33	300	297,387
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 12/04/31)	290	231,249

		3,929,399

Food — 0.2%
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	270	245,430
Hormel Foods Corp.
0.65%, 06/03/24 (Call 12/01/22)	345	322,285
1.70%, 06/03/28 (Call 04/03/28)	375	315,746
1.80%, 06/11/30 (Call 03/11/30)	331	263,182
3.05%, 06/03/51 (Call 12/03/50)	300	195,753
Walmart Inc., 3.90%, 09/09/25	150	147,210

		1,489,606

Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	186	206,307

Gas — 0.3%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	252	187,795
2.63%, 09/15/29 (Call 06/15/29)	120	101,186
2.85%, 02/15/52 (Call 08/15/51)(a)	225	135,619
3.00%, 06/15/27 (Call 03/15/27)	222	202,266
3.38%, 09/15/49 (Call 03/15/49)	208	140,377
4.13%, 10/15/44 (Call 04/15/44)	104	80,545
4.15%, 01/15/43 (Call 07/15/42)	230	181,288
4.30%, 10/01/48 (Call 04/01/48)	235	185,901
5.75%, 10/15/52 (Call 04/15/52)(a)	100	97,368
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	130	99,007
4.40%, 07/01/32 (Call 04/01/32)(a)	245	225,991
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	235	212,464
3.15%, 09/15/24 (Call 06/15/24)	270	260,480
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	314	285,963
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	114	86,624
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	226	186,846

		2,669,720

Hand & Machine Tools — 0.2%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	108	72,607
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	270	253,622
2.30%, 03/15/30 (Call 12/15/29)	242	194,314
2.75%, 11/15/50 (Call 05/15/50)	257	147,379
3.00%, 05/15/32 (Call 02/15/32)(a)	195	158,046
3.40%, 03/01/26 (Call 01/01/26)	261	245,134
4.25%, 11/15/28 (Call 08/15/28)	30	28,223
4.85%, 11/15/48 (Call 05/15/48)(a)	180	150,496

		1,249,821

Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	324	269,169
1.40%, 06/30/30 (Call 03/30/30)	288	222,682
2.95%, 03/15/25 (Call 12/15/24)(a)	593	568,586
3.75%, 11/30/26 (Call 08/30/26)	772	741,892
4.75%, 11/30/36 (Call 05/30/36)	447	427,363
4.75%, 04/15/43 (Call 10/15/42)	213	192,752
4.90%, 11/30/46 (Call 05/30/46)	911	849,025

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
5.30%, 05/27/40	$252	$247,341
6.00%, 04/01/39	255	264,489
6.15%, 11/30/37(a)	165	176,675
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	200	120,048
2.80%, 12/10/51 (Call 06/10/51)	400	249,376
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	45	42,475
3.25%, 11/15/39 (Call 05/15/39)	300	223,761
3.40%, 11/15/49 (Call 05/15/49)	265	186,237
Medtronic Inc.
4.38%, 03/15/35	597	547,067
4.63%, 03/15/45	352	309,316
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 12/01/22)	915	851,929
1.75%, 10/15/28 (Call 08/15/28)	390	324,913
2.00%, 10/15/31 (Call 07/15/31)	470	368,781
2.60%, 10/01/29 (Call 07/01/29)	95	81,412
2.80%, 10/15/41 (Call 04/15/41)	385	265,415
4.10%, 08/15/47 (Call 02/15/47)	200	163,060

		7,693,764

Health Care - Services — 2.6%
Ascension Health
3.95%, 11/15/46	507	396,814
Series B, 2.53%, 11/15/29 (Call 08/15/29)	242	201,700
Series B, 3.11%, 11/15/39 (Call 05/15/39)	85	61,087
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)(a)	279	212,392
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	270	161,978
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	210	121,664
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	200	155,264
3.35%, 10/01/29 (Call 04/01/29)	200	167,946
3.82%, 10/01/49 (Call 04/01/49)(a)	317	217,269
3.91%, 10/01/50 (Call 04/01/50)	200	134,196
4.19%, 10/01/49 (Call 04/01/49)	200	141,426
6.07%, 11/01/27	300	300,321
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)(a)	310	204,932
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	85	64,144
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	205	131,013
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	155	91,986
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	160	116,973
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	121	90,883
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	37	33,898
4.15%, 05/01/47 (Call 11/01/46)	402	316,828
4.88%, 04/01/42	215	193,603
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	240	158,700
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	500	335,095
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	405	249,901
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	254	156,743
Mayo Clinic, Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	150	92,064

Security	Par (000)	Value

Health Care - Services (continued)
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	$155	$119,087
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	205	117,408
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	225	156,337
New York and Presbyterian Hospital (The) 4.02%, 08/01/45	266	208,414
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	100	63,661
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	295	210,485
4.26%, 11/01/47 (Call 11/01/46)	228	168,875
Novant Health Inc., 3.17%, 11/01/51 (Call 05/01/51)	326	207,577
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	46	37,578
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	130	69,568
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	50	46,684
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	260	194,111
Sutter Health
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	195	153,414
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	59	37,838
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	211	184,946
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	220	208,124
1.15%, 05/15/26 (Call 04/15/26)(a)	225	198,454
1.25%, 01/15/26(a)	226	200,880
2.00%, 05/15/30	465	373,255
2.30%, 05/15/31 (Call 02/15/31)(a)	417	334,217
2.38%, 08/15/24	190	181,752
2.75%, 05/15/40 (Call 11/15/39)	332	227,762
2.88%, 08/15/29	380	329,585
2.90%, 05/15/50 (Call 11/15/49)	460	294,018
2.95%, 10/15/27	271	245,334
3.05%, 05/15/41 (Call 11/15/40)	575	407,307
3.10%, 03/15/26	456	429,050
3.13%, 05/15/60 (Call 11/15/59)(a)	490	303,555
3.25%, 05/15/51 (Call 11/15/50)	527	357,585
3.38%, 04/15/27	145	135,340
3.45%, 01/15/27	36	33,812
3.50%, 02/15/24	230	226,235
3.50%, 08/15/39 (Call 02/15/39)	385	296,030
3.70%, 08/15/49 (Call 02/15/49)	447	330,467
3.75%, 07/15/25	225	218,468
3.75%, 10/15/47 (Call 04/15/47)	294	221,020
3.85%, 06/15/28	432	402,166
3.88%, 12/15/28	289	268,839
3.88%, 08/15/59 (Call 02/15/59)	295	215,067
3.95%, 10/15/42 (Call 04/15/42)	243	191,618
4.00%, 05/15/29 (Call 03/15/29)	335	311,560
4.20%, 05/15/32 (Call 02/15/32)	545	502,539
4.20%, 01/15/47 (Call 07/15/46)	297	240,956
4.25%, 03/15/43 (Call 09/15/42)	255	211,155
4.25%, 04/15/47 (Call 10/15/46)	298	242,950
4.25%, 06/15/48 (Call 12/15/47)	480	389,837
4.38%, 03/15/42 (Call 09/15/41)	255	214,649
4.45%, 12/15/48 (Call 06/15/48)	408	340,133
4.63%, 07/15/35	247	226,482
4.63%, 11/15/41 (Call 05/15/41)	149	129,082

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.75%, 07/15/45	$705	$617,700
4.75%, 05/15/52 (Call 11/15/51)(a)	735	643,228
4.95%, 05/15/62 (Call 11/15/61)	375	330,604
5.00%, 10/15/24	100	100,037
5.15%, 10/15/25	50	50,107
5.25%, 02/15/28	75	75,181
5.30%, 02/15/30(a)	100	100,005
5.35%, 02/15/33(a)	600	602,220
5.80%, 03/15/36	315	318,377
5.88%, 02/15/53	440	449,610
6.05%, 02/15/63(a)	320	329,248
6.50%, 06/15/37	182	194,906
6.63%, 11/15/37	164	177,609
6.88%, 02/15/38	370	405,653

		20,318,571

Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	200	166,986
2.00%, 11/02/31 (Call 08/02/31)(a)	90	70,295
2.88%, 02/07/50 (Call 08/07/49)(a)	221	142,125
3.10%, 03/26/30 (Call 12/26/29)	235	205,759
3.20%, 04/25/29 (Call 01/25/29)	215	191,939
3.20%, 07/30/46 (Call 01/30/46)	244	166,196
3.95%, 11/01/28 (Call 08/01/28)(a)	280	263,620
6.63%, 08/01/37	246	269,345

		1,476,265

Insurance — 2.9%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	448	398,053
4.75%, 01/15/49 (Call 07/15/48)	38	31,430
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	151	131,027
1.45%, 12/15/30 (Call 09/15/30)(a)	330	242,510
3.28%, 12/15/26 (Call 09/15/26)	215	199,984
3.85%, 08/10/49 (Call 02/10/49)	161	116,894
4.20%, 12/15/46 (Call 06/15/46)	266	207,991
4.50%, 06/15/43	155	127,943
5.55%, 05/09/35	225	220,885
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	107	82,039
1.85%, 03/12/30 (Call 12/12/29)	275	220,151
2.30%, 03/15/27 (Call 02/15/27)(a)	550	497,046
2.50%, 01/15/51 (Call 07/15/50)	420	239,299
2.85%, 10/15/50 (Call 04/15/50)	687	422,704
2.88%, 03/15/32 (Call 12/15/31)	350	291,225
3.85%, 03/15/52 (Call 09/15/51)	690	507,247
4.20%, 08/15/48 (Call 02/15/48)(a)	501	404,031
4.25%, 01/15/49 (Call 07/15/48)	622	507,963
4.30%, 05/15/43	163	134,576
4.40%, 05/15/42(a)	295	252,051
5.75%, 01/15/40(a)	332	335,038
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	563	533,583
4.50%, 02/11/43	372	324,745
Chubb Corp. (The)
6.00%, 05/11/37	318	325,902
Series 1, 6.50%, 05/15/38	75	79,090
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	490	364,879

Security	Par (000)	Value

Insurance (continued)
2.85%, 12/15/51 (Call 06/15/51)	$175	$107,210
3.05%, 12/15/61 (Call 06/15/61)	430	255,123
3.15%, 03/15/25	582	556,142
3.35%, 05/15/24	300	291,720
3.35%, 05/03/26 (Call 02/03/26)	360	338,969
4.35%, 11/03/45 (Call 05/03/45)	530	431,420
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	283	240,748
3.75%, 04/01/26 (Call 01/01/26)	180	172,937
4.13%, 05/15/43 (Call 11/15/42)	186	139,480
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	59	52,338
4.15%, 03/04/26	249	239,615
5.38%, 03/04/46	222	201,469
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	270	212,628
3.50%, 06/03/24 (Call 03/03/24)	281	273,174
3.50%, 03/10/25 (Call 12/10/24)	270	259,343
3.75%, 03/14/26 (Call 12/14/25)	204	194,218
3.88%, 03/15/24 (Call 02/15/24)	283	277,999
4.20%, 03/01/48 (Call 09/01/47)	195	149,384
4.35%, 01/30/47 (Call 07/30/46)	148	115,518
4.38%, 03/15/29 (Call 12/15/28)	654	617,716
4.75%, 03/15/39 (Call 09/15/38)	164	141,120
4.90%, 03/15/49 (Call 09/15/48)	403	343,586
6.25%, 11/01/52	100	102,146
MetLife Inc.
3.00%, 03/01/25	370	353,239
3.60%, 04/10/24	103	100,730
3.60%, 11/13/25 (Call 08/13/25)	222	213,020
4.05%, 03/01/45	219	168,483
4.13%, 08/13/42	406	319,579
4.55%, 03/23/30 (Call 12/23/29)(a)	490	466,054
4.60%, 05/13/46 (Call 11/13/45)	215	179,095
4.88%, 11/13/43	280	241,228
5.00%, 07/15/52 (Call 01/15/52)	300	261,876
5.70%, 06/15/35	376	371,890
5.88%, 02/06/41	130	124,635
6.38%, 06/15/34	324	339,426
6.50%, 12/15/32	131	137,456
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	60	52,577
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	286	221,802
3.70%, 05/15/29 (Call 02/15/29)	265	235,100
6.05%, 10/15/36	175	171,148
Progressive Corp. (The)
2.45%, 01/15/27(a)	171	153,685
2.50%, 03/15/27 (Call 02/15/27)	160	142,883
3.00%, 03/15/32 (Call 12/15/31)	150	124,065
3.20%, 03/26/30 (Call 12/26/29)	329	284,565
3.70%, 03/15/52 (Call 09/15/51)	200	141,806
3.95%, 03/26/50 (Call 09/26/49)	53	39,330
4.00%, 03/01/29 (Call 12/01/28)	310	288,173
4.13%, 04/15/47 (Call 10/15/46)	283	220,876
4.20%, 03/15/48 (Call 09/15/47)	240	188,294
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	225	199,501
2.10%, 03/10/30 (Call 12/10/29)	240	190,279
3.00%, 03/10/40 (Call 09/10/39)(a)	141	96,650
3.70%, 03/13/51 (Call 09/13/50)	602	426,914

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.91%, 12/07/47 (Call 06/07/47)	$248	$182,987
3.94%, 12/07/49 (Call 06/07/49)	213	156,491
4.35%, 02/25/50 (Call 08/25/49)	393	310,993
4.60%, 05/15/44(a)	208	171,825
5.70%, 12/14/36	290	283,365
Prudential PLC, 3.13%, 04/14/30	140	114,846
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	160	92,166
3.05%, 06/08/51 (Call 12/08/50)(a)	215	136,817
3.75%, 05/15/46 (Call 11/15/45)	158	116,493
4.00%, 05/30/47 (Call 11/30/46)	72	54,739
4.05%, 03/07/48 (Call 09/07/47)	149	113,829
4.10%, 03/04/49 (Call 09/04/48)	150	115,335
4.60%, 08/01/43	125	104,703
5.35%, 11/01/40	415	390,905
6.25%, 06/15/37	289	300,543
Travelers Property Casualty Corp., 6.38%, 03/15/33	188	198,913

		22,211,598

Internet — 3.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	400	287,960
2.70%, 02/09/41 (Call 08/09/40)(a)	320	166,762
3.15%, 02/09/51 (Call 08/09/50)	425	207,030
3.25%, 02/09/61 (Call 08/09/60)	370	171,650
3.40%, 12/06/27 (Call 09/06/27)(a)	895	769,082
3.60%, 11/28/24 (Call 08/28/24)	735	697,155
4.00%, 12/06/37 (Call 06/06/37)	230	157,734
4.20%, 12/06/47 (Call 06/06/47)(a)	630	385,037
4.40%, 12/06/57 (Call 06/06/57)	355	211,388
4.50%, 11/28/34 (Call 05/28/34)	200	154,544
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	510	455,869
0.80%, 08/15/27 (Call 06/15/27)(a)	430	362,129
1.10%, 08/15/30 (Call 05/15/30)(a)	420	322,787
1.90%, 08/15/40 (Call 02/15/40)	517	327,835
2.00%, 08/15/26 (Call 05/15/26)	760	691,980
2.05%, 08/15/50 (Call 02/15/50)	955	545,802
2.25%, 08/15/60 (Call 02/15/60)(a)	555	303,468
3.38%, 02/25/24	294	289,658
Amazon.com Inc.
0.45%, 05/12/24	562	526,942
0.80%, 06/03/25 (Call 05/03/25)	480	434,443
1.00%, 05/12/26 (Call 04/12/26)	890	779,133
1.20%, 06/03/27 (Call 04/03/27)	267	227,273
1.50%, 06/03/30 (Call 03/03/30)	511	399,638
1.65%, 05/12/28 (Call 03/12/28)	837	707,072
2.10%, 05/12/31 (Call 02/12/31)	1,142	914,331
2.50%, 06/03/50 (Call 12/03/49)	876	521,623
2.70%, 06/03/60 (Call 12/03/59)	561	317,874
2.73%, 04/13/24	50	48,684
2.80%, 08/22/24 (Call 06/22/24)	824	796,750
2.88%, 05/12/41 (Call 11/12/40)	717	508,210
3.00%, 04/13/25	585	562,448
3.10%, 05/12/51 (Call 11/12/50)	855	572,593
3.15%, 08/22/27 (Call 05/22/27)	1,302	1,205,678
3.25%, 05/12/61 (Call 11/12/60)	455	292,301
3.30%, 04/13/27 (Call 03/13/27)	790	741,289
3.45%, 04/13/29 (Call 02/13/29)(a)	555	509,196
3.60%, 04/13/32 (Call 01/13/32)	925	827,727
3.80%, 12/05/24 (Call 09/05/24)	116	114,036

Security	Par (000)	Value

Internet (continued)
3.88%, 08/22/37 (Call 02/22/37)	$544	$462,694
3.95%, 04/13/52 (Call 10/13/51)	695	545,269
4.05%, 08/22/47 (Call 02/22/47)(a)	1,017	826,994
4.10%, 04/13/62 (Call 10/13/61)	460	352,687
4.25%, 08/22/57 (Call 02/22/57)	867	697,545
4.80%, 12/05/34 (Call 06/05/34)	479	466,177
4.95%, 12/05/44 (Call 06/05/44)	474	443,820
5.20%, 12/03/25 (Call 09/03/25)	456	462,822
Baidu Inc.
1.72%, 04/09/26 (Call 03/09/26)	220	191,671
3.08%, 04/07/25 (Call 03/07/25)	200	186,706
3.63%, 07/06/27(a)	215	192,070
4.13%, 06/30/25	90	85,711
4.38%, 05/14/24 (Call 04/14/24)(a)	60	58,639
4.38%, 03/29/28 (Call 12/29/27)(a)	35	30,844
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	225	204,691
3.60%, 06/01/26 (Call 03/01/26)	447	422,379
3.65%, 03/15/25 (Call 12/15/24)	352	339,110
4.63%, 04/13/30 (Call 01/13/30)	163	153,717
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(c)	565	519,065
3.85%, 08/15/32 (Call 05/15/32)(c)	900	767,376
4.45%, 08/15/52 (Call 02/15/52)(c)	965	717,690
4.65%, 08/15/62 (Call 02/15/62)(c)	575	425,442
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	95	64,449

		26,132,679

Machinery — 1.6%
ABB Finance USA Inc., 4.38%, 05/08/42	235	191,539
Caterpillar Financial Services Corp.
0.45%, 05/17/24	40	37,355
0.60%, 09/13/24	235	217,175
0.80%, 11/13/25	95	84,150
0.90%, 03/02/26(a)	515	451,506
1.10%, 09/14/27	244	203,611
1.15%, 09/14/26	425	368,063
1.45%, 05/15/25	142	130,549
1.70%, 01/08/27	30	26,313
2.15%, 11/08/24	342	324,192
2.85%, 05/17/24	219	212,450
3.25%, 12/01/24	55	53,268
3.40%, 05/13/25	195	188,228
3.60%, 08/12/27	125	117,229
3.65%, 08/12/25	255	247,008
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	120	94,672
2.60%, 09/19/29 (Call 06/19/29)(a)	296	253,112
2.60%, 04/09/30 (Call 01/09/30)	281	237,616
3.25%, 09/19/49 (Call 03/19/49)	365	258,756
3.25%, 04/09/50 (Call 10/09/49)(a)	224	158,834
3.40%, 05/15/24 (Call 02/15/24)	570	557,443
3.80%, 08/15/42	502	404,758
4.30%, 05/15/44 (Call 11/15/43)	154	132,081
4.75%, 05/15/64 (Call 11/15/63)	212	180,980
5.20%, 05/27/41	344	332,920
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	362	344,523
2.88%, 09/07/49 (Call 03/07/49)(a)	150	100,048
3.10%, 04/15/30 (Call 01/15/30)	218	191,162

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.75%, 04/15/50 (Call 10/15/49)(a)	$174	$136,583
3.90%, 06/09/42 (Call 12/09/41)	151	125,455
5.38%, 10/16/29	101	102,575
John Deere Capital Corp.
0.45%, 06/07/24	335	312,572
0.63%, 09/10/24	265	245,533
0.70%, 01/15/26	365	319,039
1.05%, 06/17/26(a)	420	366,475
1.25%, 01/10/25	320	296,656
1.45%, 01/15/31(a)	140	105,731
1.50%, 03/06/28	260	217,043
1.70%, 01/11/27(a)	115	100,854
1.75%, 03/09/27	305	265,356
2.00%, 06/17/31	230	180,331
2.05%, 01/09/25	290	273,203
2.45%, 01/09/30	185	154,754
2.60%, 03/07/24	396	384,401
2.65%, 06/24/24	160	154,390
2.65%, 06/10/26	275	254,631
2.80%, 09/08/27	243	219,196
2.80%, 07/18/29	225	194,758
3.35%, 06/12/24	100	97,667
3.35%, 04/18/29	200	180,852
3.40%, 06/06/25	385	371,563
3.45%, 03/13/25	77	74,523
3.45%, 03/07/29	231	210,053
3.90%, 06/07/32(a)	105	95,212
4.05%, 09/08/25	170	166,075
4.15%, 09/15/27	200	192,426
4.35%, 09/15/32	200	187,898
4.55%, 10/11/24	230	228,845
4.85%, 10/11/29	300	294,924
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	240	191,885

		12,801,000

Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	356	332,885
2.25%, 09/19/26 (Call 06/19/26)(a)	237	213,767
2.38%, 08/26/29 (Call 05/26/29)(a)	118	97,419
2.65%, 04/15/25 (Call 03/15/25)(a)	140	131,965
2.88%, 10/15/27 (Call 07/15/27)	230	207,179
3.00%, 08/07/25(a)	166	157,476
3.05%, 04/15/30 (Call 01/15/30)(a)	230	196,742
3.13%, 09/19/46 (Call 03/19/46)	187	121,094
3.25%, 08/26/49 (Call 02/26/49)(a)	205	136,397
3.38%, 03/01/29 (Call 12/01/28)(a)	298	267,592
3.63%, 09/14/28 (Call 06/14/28)	169	155,691
3.63%, 10/15/47 (Call 04/15/47)	225	157,412
3.70%, 04/15/50 (Call 10/15/49)	180	128,470
4.00%, 09/14/48 (Call 03/14/48)(a)	433	327,201
5.70%, 03/15/37	285	278,171
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	440	404,373
3.90%, 09/01/42 (Call 03/01/42)	220	176,253
4.88%, 09/15/41 (Call 03/15/41)	205	187,624

		3,677,711

Media — 3.7%
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	565	421,106

Security	Par (000)	Value

Media (continued)
1.95%, 01/15/31 (Call 10/15/30)(a)	$290	$224,704
2.35%, 01/15/27 (Call 10/15/26)	264	235,958
2.45%, 08/15/52 (Call 02/15/52)	425	232,135
2.65%, 02/01/30 (Call 11/01/29)	575	480,436
2.65%, 08/15/62 (Call 02/15/62)	395	206,909
2.80%, 01/15/51 (Call 07/15/50)	631	374,877
2.89%, 11/01/51 (Call 05/01/51)	1,450	871,058
2.94%, 11/01/56 (Call 05/01/56)(a)	1,848	1,070,454
2.99%, 11/01/63 (Call 05/01/63)	1,212	683,192
3.15%, 03/01/26 (Call 12/01/25)	624	586,410
3.15%, 02/15/28 (Call 11/15/27)	550	496,023
3.20%, 07/15/36 (Call 01/15/36)	118	89,778
3.25%, 11/01/39 (Call 05/01/39)	355	257,553
3.30%, 02/01/27 (Call 11/01/26)	382	353,789
3.30%, 04/01/27 (Call 02/01/27)	219	202,214
3.38%, 02/15/25 (Call 11/15/24)	405	390,489
3.38%, 08/15/25 (Call 05/15/25)	540	516,256
3.40%, 04/01/30 (Call 01/01/30)	574	505,200
3.40%, 07/15/46 (Call 01/15/46)	332	226,597
3.45%, 02/01/50 (Call 08/01/49)	593	400,506
3.55%, 05/01/28 (Call 02/01/28)	290	265,260
3.70%, 04/15/24 (Call 03/15/24)	654	641,862
3.75%, 04/01/40 (Call 10/01/39)(a)	469	361,857
3.90%, 03/01/38 (Call 09/01/37)	321	259,580
3.95%, 10/15/25 (Call 08/15/25)	968	936,192
3.97%, 11/01/47 (Call 05/01/47)	697	518,094
4.00%, 08/15/47 (Call 02/15/47)	341	255,447
4.00%, 03/01/48 (Call 09/01/47)	264	197,947
4.00%, 11/01/49 (Call 05/01/49)	580	428,539
4.05%, 11/01/52 (Call 05/01/52)(a)	398	294,811
4.15%, 10/15/28 (Call 07/15/28)	958	898,815
4.20%, 08/15/34 (Call 02/15/34)	343	299,785
4.25%, 10/15/30 (Call 07/15/30)	589	541,462
4.25%, 01/15/33(a)	685	616,932
4.40%, 08/15/35 (Call 02/15/35)(a)	313	274,416
4.60%, 10/15/38 (Call 04/15/38)	321	278,342
4.60%, 08/15/45 (Call 02/15/45)	312	255,288
4.65%, 07/15/42	224	186,944
4.70%, 10/15/48 (Call 04/15/48)	723	606,235
4.95%, 10/15/58 (Call 04/15/58)	353	297,604
5.35%, 11/15/27	260	259,883
5.50%, 11/15/32	300	298,104
5.65%, 06/15/35	381	375,201
6.45%, 03/15/37	120	124,782
6.50%, 11/15/35	275	289,080
7.05%, 03/15/33	170	184,810
NBCUniversal Media LLC, 4.45%, 01/15/43	306	249,433
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	274	244,038
2.95%, 06/15/27(a)	201	183,987
3.00%, 02/13/26	260	243,147
3.00%, 07/30/46	154	101,253
3.15%, 09/17/25	388	368,604
3.70%, 12/01/42	220	166,390
4.13%, 06/01/44	377	304,646
Series B, 7.00%, 03/01/32	170	186,250
Series E, 4.13%, 12/01/41	186	150,593
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	116	109,619
1.75%, 01/13/26	466	422,019

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
2.00%, 09/01/29 (Call 06/01/29)	$733	$598,458
2.20%, 01/13/28(a)	505	439,471
2.65%, 01/13/31	720	596,498
2.75%, 09/01/49 (Call 03/01/49)	522	322,951
3.35%, 03/24/25	391	375,919
3.50%, 05/13/40 (Call 11/13/39)	478	365,484
3.60%, 01/13/51 (Call 07/13/50)	656	475,659
3.70%, 09/15/24 (Call 06/15/24)	279	272,427
3.70%, 10/15/25 (Call 07/15/25)(a)	289	279,105
3.70%, 03/23/27	120	113,204
3.80%, 03/22/30(a)	459	418,553
3.80%, 05/13/60 (Call 11/13/59)	442	317,480
4.63%, 03/23/40 (Call 09/23/39)	227	201,213
4.70%, 03/23/50 (Call 09/23/49)(a)	681	591,360
4.75%, 09/15/44 (Call 03/15/44)	205	178,858
5.40%, 10/01/43	166	157,363
6.15%, 02/15/41	225	230,609
6.20%, 12/15/34	527	551,537
6.40%, 12/15/35	135	142,899
6.65%, 11/15/37	493	533,495

		28,665,438

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	429	411,694
3.90%, 01/15/43 (Call 07/15/42)	170	133,299

		544,993

Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	370	303,926
5.00%, 09/30/43(a)	836	767,431
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	240	249,435
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	360	222,008
5.20%, 11/02/40	217	206,389
7.13%, 07/15/28	241	258,829
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	271	221,014
4.75%, 03/22/42 (Call 09/22/41)	165	145,858

		2,374,890

Oil & Gas — 4.3%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	420	325,609
2.72%, 01/12/32 (Call 10/12/31)	620	503,310
2.77%, 11/10/50 (Call 05/10/50)	510	307,030
2.94%, 06/04/51 (Call 12/04/50)(a)	612	377,965
3.00%, 02/24/50 (Call 08/24/49)	549	346,995
3.00%, 03/17/52 (Call 09/17/51)	470	292,227
3.02%, 01/16/27 (Call 10/16/26)	299	273,418
3.06%, 06/17/41 (Call 12/17/40)(a)	500	350,105
3.12%, 05/04/26 (Call 02/04/26)	105	98,020
3.38%, 02/08/61 (Call 08/08/60)	920	585,635
3.41%, 02/11/26 (Call 12/11/25)(a)	350	331,608
3.54%, 04/06/27 (Call 02/06/27)(a)	15	13,970
3.59%, 04/14/27 (Call 01/14/27)	196	182,911
3.63%, 04/06/30 (Call 01/06/30)	237	212,129
3.80%, 09/21/25 (Call 07/21/25)	375	364,005
3.94%, 09/21/28 (Call 06/21/28)	295	273,875
4.23%, 11/06/28 (Call 08/06/28)	258	242,879

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	$289	$264,051
3.72%, 11/28/28 (Call 08/28/28)	364	332,390
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	900	830,574
2.00%, 05/11/27 (Call 03/11/27)	470	415,917
2.24%, 05/11/30 (Call 02/11/30)	444	368,653
2.90%, 03/03/24 (Call 01/03/24)	487	475,697
2.95%, 05/16/26 (Call 02/16/26)	626	587,595
3.08%, 05/11/50 (Call 11/11/49)	292	199,728
3.33%, 11/17/25 (Call 08/17/25)(a)	351	338,364
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(a)	348	311,446
1.02%, 08/12/27 (Call 06/12/27)	213	178,971
2.34%, 08/12/50 (Call 02/12/50)	227	134,418
3.85%, 01/15/28 (Call 10/15/27)	285	270,308
3.90%, 11/15/24 (Call 08/15/24)	230	225,853
ConocoPhillips Co.
2.13%, 03/08/24 (Call 12/01/22)	235	226,300
2.40%, 03/07/25 (Call 03/07/23)	145	136,954
3.76%, 03/15/42	459	358,484
3.80%, 03/15/52 (Call 09/15/51)(a)	215	160,962
4.03%, 03/15/62	710	524,370
4.30%, 11/15/44 (Call 05/15/44)	235	193,779
5.90%, 10/15/32	36	37,342
6.50%, 02/01/39	375	403,583
6.95%, 04/15/29	55	59,775
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	15	14,403
3.90%, 04/01/35 (Call 10/01/34)	319	271,941
4.15%, 01/15/26 (Call 10/15/25)	558	541,578
4.38%, 04/15/30 (Call 01/15/30)	352	334,059
4.95%, 04/15/50 (Call 10/15/49)	135	122,849
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	537	511,761
2.28%, 08/16/26 (Call 06/16/26)(a)	463	421,603
2.44%, 08/16/29 (Call 05/16/29)(a)	614	525,645
2.61%, 10/15/30 (Call 07/15/30)(a)	737	624,047
2.71%, 03/06/25 (Call 12/06/24)	728	694,818
2.99%, 03/19/25 (Call 02/19/25)	972	931,079
3.00%, 08/16/39 (Call 02/16/39)	347	253,248
3.04%, 03/01/26 (Call 12/01/25)	872	821,005
3.10%, 08/16/49 (Call 02/16/49)	255	173,499
3.18%, 03/15/24 (Call 12/15/23)	160	156,710
3.29%, 03/19/27 (Call 01/19/27)(a)	289	271,331
3.45%, 04/15/51 (Call 10/15/50)(a)	728	519,166
3.48%, 03/19/30 (Call 12/19/29)	531	482,355
3.57%, 03/06/45 (Call 09/06/44)	300	221,865
4.11%, 03/01/46 (Call 09/01/45)	844	677,217
4.23%, 03/19/40 (Call 09/19/39)	733	628,086
4.33%, 03/19/50 (Call 09/19/49)	816	677,753
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	600	569,016
2.38%, 11/07/29 (Call 08/07/29)	302	254,574
2.50%, 09/12/26(a)	314	286,519
2.75%, 04/06/30 (Call 01/06/30)	352	301,407
2.88%, 05/10/26	773	721,078
2.88%, 11/26/41 (Call 05/26/41)	235	161,382
3.00%, 11/26/51 (Call 05/26/51)	375	241,545
3.13%, 11/07/49 (Call 05/07/49)	422	280,849

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.25%, 05/11/25	$931	$894,244
3.25%, 04/06/50 (Call 10/06/49)(a)	668	459,223
3.63%, 08/21/42	298	225,506
3.75%, 09/12/46	448	335,108
3.88%, 11/13/28 (Call 08/13/28)	509	476,231
4.00%, 05/10/46	586	460,326
4.13%, 05/11/35	488	430,348
4.38%, 05/11/45	767	634,010
4.55%, 08/12/43	323	276,197
5.50%, 03/25/40	320	311,872
6.38%, 12/15/38	1,002	1,056,429
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	460	435,091
2.83%, 01/10/30 (Call 10/10/29)(a)	376	322,954
2.99%, 06/29/41 (Call 12/29/40)	262	183,827
3.13%, 05/29/50 (Call 11/29/49)	746	492,942
3.39%, 06/29/60 (Call 12/29/59)	178	115,672
3.45%, 02/19/29 (Call 11/19/28)(a)	590	536,092
3.46%, 07/12/49 (Call 01/12/49)	221	155,135
3.75%, 04/10/24	679	669,256
TotalEnergies Capital SA, 3.88%, 10/11/28	440	410,604

		33,690,660

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	409	350,914
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	110	96,283
3.14%, 11/07/29 (Call 08/07/29)	238	201,948
3.34%, 12/15/27 (Call 09/15/27)	542	486,022
4.08%, 12/15/47 (Call 06/15/47)	413	299,668
4.49%, 05/01/30 (Call 02/01/30)	133	122,754
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	15	13,564
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	430	359,996

		1,931,149

Pharmaceuticals — 5.6%
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 12/01/22)	620	579,210
1.20%, 05/28/26 (Call 04/28/26)	850	741,854
1.75%, 05/28/28 (Call 03/28/28)	540	451,850
2.25%, 05/28/31 (Call 02/28/31)	310	249,674
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	435	374,987
1.38%, 08/06/30 (Call 05/06/30)	290	221,844
2.13%, 08/06/50 (Call 02/06/50)	50	27,546
3.00%, 05/28/51 (Call 11/28/50)	230	152,842
3.13%, 06/12/27 (Call 03/12/27)	185	170,293
3.38%, 11/16/25	380	362,159
4.00%, 01/17/29 (Call 10/17/28)	165	155,283
4.00%, 09/18/42	365	299,975
4.38%, 11/16/45	320	271,136
4.38%, 08/17/48 (Call 02/17/48)	195	164,570
6.45%, 09/15/37	780	837,650
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	96	84,911
1.13%, 11/13/27 (Call 09/13/27)	440	365,614
1.45%, 11/13/30 (Call 08/13/30)	500	383,030
2.35%, 11/13/40 (Call 05/13/40)	141	91,808
2.55%, 11/13/50 (Call 05/13/50)	588	352,647

Security	Par (000)	Value

Pharmaceuticals (continued)
2.90%, 07/26/24 (Call 06/26/24)(a)	$755	$730,561
2.95%, 03/15/32 (Call 12/15/31)(a)	310	262,871
3.20%, 06/15/26 (Call 04/15/26)	863	814,853
3.25%, 08/01/42	165	119,104
3.40%, 07/26/29 (Call 04/26/29)	658	597,806
3.45%, 11/15/27 (Call 08/15/27)	280	260,876
3.55%, 03/15/42 (Call 09/15/41)	310	237,091
3.70%, 03/15/52 (Call 09/15/51)	550	408,309
3.90%, 02/20/28 (Call 11/20/27)	575	544,991
3.90%, 03/15/62 (Call 09/15/61)	375	274,253
4.13%, 06/15/39 (Call 12/15/38)	475	403,840
4.25%, 10/26/49 (Call 04/26/49)	1,067	868,911
4.35%, 11/15/47 (Call 05/15/47)	480	398,453
4.55%, 02/20/48 (Call 08/20/47)	514	439,043
4.63%, 05/15/44 (Call 11/15/43)	350	304,206
5.00%, 08/15/45 (Call 02/15/45)	65	59,507
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	339	203,329
2.50%, 09/15/60 (Call 03/15/60)	265	152,595
2.75%, 06/01/25 (Call 03/01/25)	479	456,554
3.38%, 03/15/29 (Call 12/15/28)(a)	486	449,599
3.95%, 03/15/49 (Call 09/15/48)	215	179,566
4.15%, 03/15/59 (Call 09/15/58)	185	150,061
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	432	419,191
3.88%, 05/15/28	520	487,916
4.20%, 03/18/43	169	137,627
5.38%, 04/15/34	161	160,116
6.38%, 05/15/38	899	963,108
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	562	545,618
3.38%, 06/01/29 (Call 03/01/29)	385	347,278
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	30	26,803
0.95%, 09/01/27 (Call 07/01/27)(a)	340	287,909
1.30%, 09/01/30 (Call 06/01/30)(a)	525	415,469
2.10%, 09/01/40 (Call 03/01/40)	270	176,801
2.25%, 09/01/50 (Call 03/01/50)	475	281,570
2.45%, 03/01/26 (Call 12/01/25)	910	850,440
2.45%, 09/01/60 (Call 03/01/60)	285	160,854
2.63%, 01/15/25 (Call 11/15/24)	145	138,964
2.90%, 01/15/28 (Call 10/15/27)	612	562,526
2.95%, 03/03/27 (Call 12/03/26)	378	352,009
3.40%, 01/15/38 (Call 07/15/37)	427	348,078
3.50%, 01/15/48 (Call 07/15/47)	334	256,529
3.55%, 03/01/36 (Call 09/01/35)	220	188,001
3.63%, 03/03/37 (Call 09/03/36)	323	275,561
3.70%, 03/01/46 (Call 09/01/45)	538	426,150
3.75%, 03/03/47 (Call 09/03/46)	403	321,751
4.38%, 12/05/33 (Call 06/05/33)	377	358,399
4.50%, 09/01/40	157	142,069
4.50%, 12/05/43 (Call 06/05/43)	255	225,555
4.95%, 05/15/33	228	229,384
5.85%, 07/15/38	271	284,133
5.95%, 08/15/37(a)	146	155,928
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	394	380,391
4.60%, 06/01/44 (Call 12/01/43)	215	179,297
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	235	205,980

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
1.45%, 06/24/30 (Call 03/24/30)	$275	$213,543
1.70%, 06/10/27 (Call 05/10/27)	490	426,981
1.90%, 12/10/28 (Call 10/10/28)	285	238,913
2.15%, 12/10/31 (Call 09/10/31)	445	353,512
2.35%, 06/24/40 (Call 12/24/39)	441	290,668
2.45%, 06/24/50 (Call 12/24/49)(a)	425	256,726
2.75%, 02/10/25 (Call 11/10/24)	663	633,609
2.75%, 12/10/51 (Call 06/10/51)	781	496,349
2.90%, 12/10/61 (Call 06/10/61)	565	343,610
3.40%, 03/07/29 (Call 12/07/28)	493	450,183
3.60%, 09/15/42 (Call 03/15/42)(a)	229	176,124
3.70%, 02/10/45 (Call 08/10/44)	575	445,728
3.90%, 03/07/39 (Call 09/07/38)	290	241,515
4.00%, 03/07/49 (Call 09/07/48)	536	432,788
4.15%, 05/18/43	333	278,897
6.50%, 12/01/33	98	106,799
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	202	189,104
2.00%, 02/14/27 (Call 12/14/26)	528	472,074
2.20%, 08/14/30 (Call 05/14/30)	480	397,440
2.75%, 08/14/50 (Call 02/14/50)	426	279,230
3.00%, 11/20/25 (Call 08/20/25)	600	569,748
3.10%, 05/17/27 (Call 02/17/27)	450	419,175
3.40%, 05/06/24	690	676,655
3.70%, 09/21/42	243	193,912
4.00%, 11/20/45 (Call 05/20/45)	305	250,036
4.40%, 05/06/44	480	420,019
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	441	400,494
1.70%, 05/28/30 (Call 02/28/30)	445	354,807
1.75%, 08/18/31 (Call 05/18/31)(a)	115	89,491
2.55%, 05/28/40 (Call 11/28/39)	299	207,156
2.63%, 04/01/30 (Call 01/01/30)	370	316,039
2.70%, 05/28/50 (Call 11/28/49)	418	272,227
2.75%, 06/03/26(a)	596	557,039
2.95%, 03/15/24 (Call 02/15/24)	288	281,310
3.00%, 12/15/26	727	680,050
3.40%, 05/15/24	433	424,093
3.45%, 03/15/29 (Call 12/15/28)	291	266,579
3.60%, 09/15/28 (Call 06/15/28)	425	397,813
3.90%, 03/15/39 (Call 09/15/38)	173	145,503
4.00%, 12/15/36	210	184,466
4.00%, 03/15/49 (Call 09/15/48)(a)	394	324,069
4.10%, 09/15/38 (Call 03/15/38)	252	218,255
4.13%, 12/15/46	444	375,153
4.20%, 09/15/48 (Call 03/15/48)	315	266,619
4.30%, 06/15/43	264	228,136
4.40%, 05/15/44	374	327,370
7.20%, 03/15/39	827	969,649
Pharmacia LLC, 6.60%, 12/01/28	154	164,708
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	438	408,396
Wyeth LLC
5.95%, 04/01/37	611	637,047
6.00%, 02/15/36	141	145,725
6.50%, 02/01/34(a)	307	332,791

		43,174,990

Security	Par (000)	Value

Pipelines — 0.1%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	$401	$392,202
5.80%, 06/01/45 (Call 12/01/44)	60	54,098

		446,300

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	135	130,895

Real Estate Investment Trusts — 1.5%
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)(a)	40	30,456
2.30%, 03/01/30 (Call 12/01/29)(a)	345	279,395
2.45%, 01/15/31 (Call 10/17/30)	141	112,964
3.45%, 06/01/25 (Call 03/03/25)	380	362,976
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	452	372,236
3.15%, 07/01/29 (Call 04/01/29)	110	94,255
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	210	156,836
2.50%, 02/15/30 (Call 11/15/29)	250	201,380
2.85%, 11/01/26 (Call 08/01/26)	55	49,797
3.00%, 07/01/29 (Call 04/01/29)	141	119,875
3.50%, 03/01/28 (Call 12/01/27)	166	148,932
4.50%, 07/01/44 (Call 01/01/44)	172	137,519
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	15	13,750
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	380	278,624
2.13%, 04/15/27 (Call 02/15/27)	240	210,718
2.13%, 10/15/50 (Call 04/15/50)	182	95,215
2.25%, 04/15/30 (Call 01/15/30)	378	304,267
3.00%, 04/15/50 (Call 10/15/49)(a)	215	135,525
4.63%, 01/15/33 (Call 10/15/32)	260	241,163
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	285	246,465
1.50%, 11/09/26 (Call 10/09/26)	195	169,859
1.85%, 05/01/28 (Call 03/01/28)	233	193,313
1.95%, 11/09/28 (Call 09/09/28)	195	160,506
2.25%, 11/09/31 (Call 08/09/31)	330	253,209
2.30%, 05/01/31 (Call 02/01/31)	159	125,012
3.09%, 09/15/27 (Call 06/15/27)	267	242,140
3.39%, 05/01/29 (Call 02/01/29)	189	167,063
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	175	136,908
3.00%, 01/15/27 (Call 10/15/26)	168	151,202
3.10%, 12/15/29 (Call 09/15/29)	331	278,497
3.25%, 06/15/29 (Call 03/15/29)	35	30,186
3.25%, 01/15/31 (Call 10/15/30)	386	321,272
3.65%, 01/15/28 (Call 10/15/27)	120	108,944
3.88%, 04/15/25 (Call 02/15/25)	210	203,345
3.95%, 08/15/27 (Call 05/15/27)	95	88,071
4.13%, 10/15/26 (Call 07/15/26)	125	118,175
4.63%, 11/01/25 (Call 09/01/25)	55	53,743
4.65%, 03/15/47 (Call 09/15/46)	201	165,361
4.88%, 06/01/26 (Call 03/01/26)	45	43,786
5.63%, 10/13/32	225	220,322
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	132	111,904
1.75%, 02/01/28 (Call 11/01/27)	265	217,024
2.00%, 09/13/24 (Call 06/13/24)	519	487,803
2.20%, 02/01/31 (Call 11/01/30)	247	185,865

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.25%, 01/15/32 (Call 10/15/31)	$285	$208,506
2.45%, 09/13/29 (Call 06/13/29)	280	224,381
2.65%, 07/15/30 (Call 04/15/30)	282	223,601
2.65%, 02/01/32 (Call 12/01/31)	280	212,850
3.25%, 11/30/26 (Call 08/30/26)	44	40,129
3.25%, 09/13/49 (Call 03/13/49)	305	184,717
3.30%, 01/15/26 (Call 10/15/25)	315	293,999
3.38%, 10/01/24 (Call 07/01/24)(a)	597	574,613
3.38%, 06/15/27 (Call 03/15/27)	385	350,358
3.38%, 12/01/27 (Call 09/01/27)(a)	300	269,172
3.50%, 09/01/25 (Call 06/01/25)	600	569,838
3.75%, 02/01/24 (Call 11/01/23)	265	260,100
3.80%, 07/15/50 (Call 01/15/50)(a)	248	167,628
4.25%, 11/30/46 (Call 05/30/46)	200	146,874
4.75%, 03/15/42 (Call 09/15/41)	131	104,686
6.75%, 02/01/40 (Call 11/01/39)	201	199,899

		11,857,209

Retail — 2.7%
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	115	99,116
1.60%, 04/20/30 (Call 01/20/30)	337	268,876
1.75%, 04/20/32 (Call 01/20/32)(a)	430	329,767
2.75%, 05/18/24 (Call 03/18/24)	549	533,260
3.00%, 05/18/27 (Call 02/18/27)	488	454,611
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	80	64,966
1.38%, 03/15/31 (Call 12/15/30)	470	351,668
1.50%, 09/15/28 (Call 07/15/28)	452	373,117
1.88%, 09/15/31 (Call 06/15/31)	327	252,637
2.13%, 09/15/26 (Call 06/15/26)	428	386,416
2.38%, 03/15/51 (Call 09/15/50)	250	141,645
2.50%, 04/15/27 (Call 02/15/27)(a)	373	337,401
2.70%, 04/15/25 (Call 03/15/25)	40	38,046
2.70%, 04/15/30 (Call 01/15/30)	207	175,967
2.75%, 09/15/51 (Call 03/15/51)	452	276,045
2.80%, 09/14/27 (Call 06/14/27)(a)	460	418,687
2.88%, 04/15/27 (Call 03/15/27)	260	239,028
2.95%, 06/15/29 (Call 03/15/29)	627	553,077
3.00%, 04/01/26 (Call 01/01/26)	47	44,189
3.13%, 12/15/49 (Call 06/15/49)	397	263,830
3.25%, 04/15/32 (Call 01/15/32)(a)	95	81,849
3.30%, 04/15/40 (Call 10/15/39)	497	372,467
3.35%, 09/15/25 (Call 06/15/25)	351	336,932
3.35%, 04/15/50 (Call 10/15/49)	573	397,324
3.50%, 09/15/56 (Call 03/15/56)	213	145,264
3.63%, 04/15/52 (Call 10/15/51)	370	268,479
3.75%, 02/15/24 (Call 11/15/23)	523	517,273
3.90%, 12/06/28 (Call 09/06/28)	383	361,709
3.90%, 06/15/47 (Call 12/15/46)	475	366,700
4.00%, 09/15/25 (Call 08/15/25)	65	63,648
4.20%, 04/01/43 (Call 10/01/42)	321	263,685
4.25%, 04/01/46 (Call 10/01/45)	602	494,441
4.40%, 03/15/45 (Call 09/15/44)	417	345,480
4.50%, 09/15/32 (Call 06/15/32)	500	473,950
4.50%, 12/06/48 (Call 06/06/48)	507	429,399
4.88%, 02/15/44 (Call 08/15/43)	432	384,973
4.95%, 09/15/52 (Call 03/15/52)(a)	305	274,210
5.40%, 09/15/40 (Call 03/15/40)	125	120,644
5.88%, 12/16/36	639	657,039
5.95%, 04/01/41 (Call 10/01/40)	295	300,233

Security	Par (000)	Value

Retail (continued)
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	$270	$241,958
2.25%, 04/15/25 (Call 03/15/25)	476	447,802
2.35%, 02/15/30 (Call 11/15/29)	250	206,780
2.50%, 04/15/26	557	514,852
2.95%, 01/15/52 (Call 07/15/51)	370	239,797
3.38%, 04/15/29 (Call 01/15/29)	417	376,726
3.50%, 07/01/24	413	404,195
3.63%, 04/15/46	241	179,680
3.90%, 11/15/47 (Call 05/15/47)	241	187,108
4.00%, 07/01/42(a)	225	184,795
4.50%, 09/15/32 (Call 06/15/32)	25	23,564
7.00%, 01/15/38	235	264,211
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	182	147,052
1.60%, 05/15/31 (Call 02/15/31)	140	104,765
2.25%, 09/15/26 (Call 06/15/26)	660	596,369
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	480	330,178
2.65%, 12/15/24 (Call 10/15/24)(a)	95	91,218
2.65%, 09/22/51 (Call 03/22/51)(a)	425	273,636
2.85%, 07/08/24 (Call 06/08/24)	115	111,597
2.95%, 09/24/49 (Call 03/24/49)	255	174,162
3.05%, 07/08/26 (Call 05/08/26)	25	23,757
3.25%, 07/08/29 (Call 04/08/29)	350	319,638
3.30%, 04/22/24 (Call 01/22/24)(a)	511	500,657
3.55%, 06/26/25 (Call 04/26/25)	385	374,717
3.70%, 06/26/28 (Call 03/26/28)	10	9,479
3.95%, 06/28/38 (Call 12/28/37)	255	222,610
4.05%, 06/29/48 (Call 12/29/47)	496	414,656
4.15%, 09/09/32 (Call 06/09/32)	100	94,676
4.50%, 09/09/52 (Call 03/09/52)	200	178,020
5.25%, 09/01/35	440	448,417
5.63%, 04/01/40	295	304,499
5.63%, 04/15/41	250	257,833
6.20%, 04/15/38	140	151,922
6.50%, 08/15/37	335	379,900

		21,039,274

Semiconductors — 3.3%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)(a)	290	258,906
4.39%, 06/01/52 (Call 12/01/51)(a)	225	181,971
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	250	206,683
2.10%, 10/01/31 (Call 07/01/31)	410	321,887
2.80%, 10/01/41 (Call 04/01/41)(a)	310	213,658
2.95%, 10/01/51 (Call 04/01/51)	340	219,079
3.50%, 12/05/26 (Call 09/05/26)	55	51,889
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	190	150,075
2.75%, 06/01/50 (Call 12/01/49)	277	176,488
3.30%, 04/01/27 (Call 01/01/27)	175	164,526
3.90%, 10/01/25 (Call 07/01/25)	167	162,726
4.35%, 04/01/47 (Call 10/01/46)(a)	474	400,483
5.10%, 10/01/35 (Call 04/01/35)	182	176,420
5.85%, 06/15/41	215	218,747
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	370	305,361
2.00%, 08/12/31 (Call 05/12/31)	270	206,331
2.45%, 11/15/29 (Call 08/15/29)	783	649,647

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.60%, 05/19/26 (Call 02/19/26)	$544	$503,309
2.80%, 08/12/41 (Call 02/12/41)	305	196,478
2.88%, 05/11/24 (Call 03/11/24)	694	673,326
3.05%, 08/12/51 (Call 02/12/51)	515	311,297
3.10%, 02/15/60 (Call 08/15/59)	244	138,548
3.15%, 05/11/27 (Call 02/11/27)	525	484,890
3.20%, 08/12/61 (Call 02/12/61)	150	86,747
3.25%, 11/15/49 (Call 05/15/49)	737	462,276
3.40%, 03/25/25 (Call 02/25/25)	765	739,242
3.70%, 07/29/25 (Call 04/29/25)	630	611,598
3.73%, 12/08/47 (Call 06/08/47)	704	490,012
3.75%, 03/25/27 (Call 01/25/27)	300	284,688
3.75%, 08/05/27 (Call 07/05/27)	75	70,580
3.90%, 03/25/30 (Call 12/25/29)	583	528,093
4.00%, 08/05/29 (Call 06/05/29)	290	267,789
4.00%, 12/15/32(a)	269	237,285
4.10%, 05/19/46 (Call 11/19/45)	435	327,868
4.10%, 05/11/47 (Call 11/11/46)	325	242,232
4.15%, 08/05/32 (Call 05/05/32)(a)	295	263,854
4.25%, 12/15/42	300	235,467
4.60%, 03/25/40 (Call 09/25/39)	271	229,003
4.75%, 03/25/50 (Call 09/25/49)	665	540,186
4.80%, 10/01/41	215	184,603
4.90%, 07/29/45 (Call 01/29/45)(a)	267	228,451
4.90%, 08/05/52 (Call 02/05/52)	595	495,135
4.95%, 03/25/60 (Call 09/25/59)(a)	177	143,108
5.05%, 08/05/62 (Call 02/05/62)	205	167,079
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	305	205,436
4.10%, 03/15/29 (Call 12/15/28)	60	56,452
4.65%, 11/01/24 (Call 08/01/24)	184	183,122
4.65%, 07/15/32 (Call 04/15/32)	480	455,568
4.95%, 07/15/52 (Call 01/15/52)	435	379,498
5.25%, 07/15/62 (Call 01/15/62)	120	105,887
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	150	117,728
2.88%, 06/15/50 (Call 12/15/49)	236	147,375
3.13%, 06/15/60 (Call 12/15/59)	227	136,681
3.75%, 03/15/26 (Call 01/15/26)	135	129,539
3.80%, 03/15/25 (Call 12/15/24)	220	214,223
4.00%, 03/15/29 (Call 12/15/28)	365	338,475
4.88%, 03/15/49 (Call 09/15/48)(a)	262	231,377
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	185	172,598
1.55%, 06/15/28 (Call 04/15/28)	310	256,212
2.00%, 06/15/31 (Call 03/15/31)	475	369,711
2.85%, 04/01/30 (Call 01/01/30)	206	175,487
3.20%, 09/16/26 (Call 06/16/26)	344	324,031
3.50%, 04/01/40 (Call 10/01/39)	427	324,140
3.50%, 04/01/50 (Call 10/01/49)	487	345,746
3.70%, 04/01/60 (Call 10/01/59)	225	153,430
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	402	329,065
1.65%, 05/20/32 (Call 02/20/32)	445	334,591
2.15%, 05/20/30 (Call 02/20/30)	391	320,929
2.90%, 05/20/24 (Call 03/20/24)	276	267,549
3.25%, 05/20/27 (Call 02/20/27)	120	111,469
3.25%, 05/20/50 (Call 11/20/49)(a)	163	112,247
3.45%, 05/20/25 (Call 02/20/25)	307	296,144
4.25%, 05/20/32 (Call 02/20/32)	205	192,501

Security	Par (000)	Value

Semiconductors (continued)
4.30%, 05/20/47 (Call 11/20/46)(a)	$489	$400,471
4.50%, 05/20/52 (Call 11/20/51)	240	198,984
4.65%, 05/20/35 (Call 11/20/34)	366	338,356
4.80%, 05/20/45 (Call 11/20/44)	617	545,249
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	155	134,895
1.38%, 03/12/25 (Call 02/12/25)	190	175,824
1.75%, 05/04/30 (Call 02/04/30)	229	182,277
1.90%, 09/15/31 (Call 06/15/31)	180	140,805
2.25%, 09/04/29 (Call 06/04/29)	245	206,283
2.70%, 09/15/51 (Call 03/15/51)(a)	100	64,147
2.90%, 11/03/27 (Call 08/03/27)	46	41,950
3.65%, 08/16/32 (Call 05/16/32)	75	67,229
3.88%, 03/15/39 (Call 09/15/38)	277	231,035
4.10%, 08/16/52 (Call 02/16/52)	145	119,176
4.15%, 05/15/48 (Call 11/15/47)	481	396,825
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	355	306,525
2.50%, 10/25/31 (Call 07/25/31)	530	411,248
3.13%, 10/25/41 (Call 04/25/41)	260	181,415
3.25%, 10/25/51 (Call 04/25/51)(a)	440	286,431
3.88%, 04/22/27 (Call 03/22/27)	255	238,703
4.13%, 04/22/29 (Call 02/22/29)	15	13,857
4.25%, 04/22/32 (Call 01/22/32)	245	218,783
4.50%, 04/22/52 (Call 10/22/51)	225	184,187
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	173	141,057
2.95%, 06/01/24 (Call 04/01/24)	69	66,803

		25,287,747

Software — 1.8%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	153	143,685
2.15%, 02/01/27 (Call 12/01/26)	319	286,631
2.30%, 02/01/30 (Call 11/01/29)	270	224,351
3.25%, 02/01/25 (Call 11/01/24)	125	120,915
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	23	20,704
1.35%, 07/15/27 (Call 05/15/27)	55	46,451
1.65%, 07/15/30 (Call 04/15/30)	390	301,466
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	816	755,020
2.53%, 06/01/50 (Call 12/01/49)	2,037	1,280,010
2.68%, 06/01/60 (Call 12/01/59)	993	599,673
2.70%, 02/12/25 (Call 11/12/24)	868	833,549
2.88%, 02/06/24 (Call 12/06/23)	502	491,142
2.92%, 03/17/52 (Call 09/17/51)	2,094	1,417,784
3.04%, 03/17/62 (Call 09/17/61)	724	471,672
3.13%, 11/03/25 (Call 08/03/25)	852	819,718
3.30%, 02/06/27 (Call 11/06/26)	1,210	1,150,734
3.45%, 08/08/36 (Call 02/08/36)	285	244,322
3.50%, 02/12/35 (Call 08/12/34)(a)	368	324,863
3.70%, 08/08/46 (Call 02/08/46)	546	441,026
4.00%, 02/12/55 (Call 08/12/54)	235	189,546
4.10%, 02/06/37 (Call 08/06/36)	305	278,721
4.20%, 11/03/35 (Call 05/03/35)(a)	370	344,918
4.25%, 02/06/47 (Call 08/06/46)	235	206,351
4.45%, 11/03/45 (Call 05/03/45)	200	180,580
4.50%, 02/06/57 (Call 08/06/56)	220	194,414
5.20%, 06/01/39	175	176,974
5.30%, 02/08/41	330	334,719

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
salesforce.com Inc.
0.63%, 07/15/24 (Call 12/01/22)	$75	$69,856
1.50%, 07/15/28 (Call 05/15/28)(a)	345	288,517
1.95%, 07/15/31 (Call 04/15/31)(a)	510	398,453
2.70%, 07/15/41 (Call 01/15/41)	495	337,694
2.90%, 07/15/51 (Call 01/15/51)(a)	510	328,205
3.05%, 07/15/61 (Call 01/15/61)	390	238,547
3.70%, 04/11/28 (Call 01/11/28)(a)	543	512,451

		14,053,662

Telecommunications — 0.6%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	295	243,263
3.63%, 04/22/29 (Call 01/22/29)(a)	415	366,652
4.38%, 07/16/42	459	360,072
4.38%, 04/22/49 (Call 10/22/48)(a)	350	273,875
4.70%, 07/21/32 (Call 04/21/32)(a)	235	215,916
6.13%, 03/30/40	507	486,558
6.38%, 03/01/35	252	254,066
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	593	548,406
2.95%, 02/28/26	167	157,650
3.50%, 06/15/25	348	338,051
3.63%, 03/04/24	301	296,482
5.50%, 01/15/40	626	614,682
5.90%, 02/15/39	618	631,645

		4,787,318

Transportation — 2.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	90	56,363
3.00%, 04/01/25 (Call 01/01/25)(a)	5	4,783
3.05%, 02/15/51 (Call 08/15/50)	270	175,783
3.25%, 06/15/27 (Call 03/15/27)	379	351,333
3.30%, 09/15/51 (Call 03/15/51)	86	58,766
3.40%, 09/01/24 (Call 06/01/24)	232	225,112
3.55%, 02/15/50 (Call 08/15/49)	311	223,721
3.75%, 04/01/24 (Call 01/01/24)(a)	485	476,512
3.90%, 08/01/46 (Call 02/01/46)	178	136,809
4.05%, 06/15/48 (Call 12/15/47)	313	245,846
4.13%, 06/15/47 (Call 12/15/46)	310	247,067
4.15%, 04/01/45 (Call 10/01/44)	312	249,584
4.15%, 12/15/48 (Call 06/15/48)	240	191,626
4.38%, 09/01/42 (Call 03/01/42)	147	122,891
4.40%, 03/15/42 (Call 09/15/41)	242	203,149
4.45%, 03/15/43 (Call 09/15/42)	247	208,967
4.45%, 01/15/53 (Call 07/15/52)	240	201,509
4.55%, 09/01/44 (Call 03/01/44)	290	246,306
4.70%, 09/01/45 (Call 03/01/45)	268	230,011
4.90%, 04/01/44 (Call 10/01/43)	344	307,742
5.05%, 03/01/41 (Call 09/01/40)	237	217,241
5.15%, 09/01/43 (Call 03/01/43)	154	142,447
5.40%, 06/01/41 (Call 12/01/40)	230	219,116
5.75%, 05/01/40 (Call 11/01/39)	96	94,952
6.15%, 05/01/37	245	256,030
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	220	127,224
2.75%, 03/01/26 (Call 12/01/25)	366	338,202
3.20%, 08/02/46 (Call 02/02/46)(a)	181	123,131
3.65%, 02/03/48 (Call 08/03/47)(a)	241	179,147
3.85%, 08/05/32 (Call 05/05/32)	270	243,856

Security	Par (000)	Value

Transportation (continued)
4.40%, 08/05/52 (Call 02/05/52)	$145	$120,668
4.45%, 01/20/49 (Call 07/20/48)	246	206,460
6.25%, 08/01/34	170	178,962
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	406	323,227
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	40	35,622
2.38%, 05/20/31 (Call 02/20/31)	370	299,774
2.40%, 02/05/30 (Call 11/05/29)	215	178,861
2.75%, 03/01/26 (Call 12/01/25)(a)	210	195,548
2.80%, 02/14/32 (Call 12/15/31)(a)	440	364,558
2.89%, 04/06/36 (Call 01/06/36)	290	220,536
2.95%, 03/10/52 (Call 09/10/51)	270	170,724
2.97%, 09/16/62 (Call 03/16/62)	460	269,146
3.00%, 04/15/27 (Call 01/15/27)(a)	55	50,450
3.15%, 03/01/24 (Call 02/01/24)	280	273,484
3.20%, 05/20/41 (Call 11/20/40)	20	14,632
3.25%, 08/15/25 (Call 05/15/25)	15	14,329
3.25%, 02/05/50 (Call 08/05/49)	625	427,037
3.38%, 02/14/42 (Call 08/14/41)(a)	220	164,105
3.50%, 02/14/53 (Call 08/14/52)	390	272,832
3.55%, 08/15/39 (Call 02/15/39)	295	229,793
3.55%, 05/20/61 (Call 11/20/60)	205	136,661
3.60%, 09/15/37 (Call 03/15/37)	135	108,460
3.70%, 03/01/29 (Call 12/01/28)(a)	395	363,238
3.75%, 07/15/25 (Call 05/15/25)	160	155,139
3.75%, 02/05/70 (Call 08/05/69)(a)	30	20,010
3.80%, 10/01/51 (Call 04/01/51)	390	292,555
3.80%, 04/06/71 (Call 10/06/70)	230	155,968
3.84%, 03/20/60 (Call 09/20/59)	665	473,812
3.85%, 02/14/72 (Call 08/14/71)	145	98,931
3.95%, 09/10/28 (Call 06/10/28)	515	484,811
3.95%, 08/15/59 (Call 02/15/59)	155	112,840
4.00%, 04/15/47 (Call 10/15/46)	200	154,012
4.05%, 03/01/46 (Call 09/01/45)	220	171,246
4.10%, 09/15/67 (Call 03/15/67)	200	144,894
4.30%, 03/01/49 (Call 09/01/48)	255	205,127
4.50%, 01/20/33 (Call 10/20/32)	30	28,288
4.95%, 09/09/52 (Call 03/09/52)(a)	200	180,430
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	374	339,715
2.80%, 11/15/24 (Call 09/15/24)	50	47,931
3.05%, 11/15/27 (Call 08/15/27)(a)	548	503,705
3.40%, 03/15/29 (Call 12/15/28)	378	344,426
3.40%, 11/15/46 (Call 05/15/46)	200	143,182
3.40%, 09/01/49 (Call 03/01/49)(a)	218	157,387
3.75%, 11/15/47 (Call 05/15/47)	413	320,513
3.90%, 04/01/25 (Call 03/01/25)	92	90,033
4.25%, 03/15/49 (Call 09/15/48)	138	114,351
4.45%, 04/01/30 (Call 01/01/30)	346	332,506
4.88%, 11/15/40 (Call 05/15/40)	171	156,839
5.20%, 04/01/40 (Call 10/01/39)	263	251,488
5.30%, 04/01/50 (Call 10/01/49)(a)	119	116,436
6.20%, 01/15/38	486	515,189
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	535	465,926
1.50%, 09/22/28 (Call 07/22/28)	545	455,326
1.80%, 09/22/31 (Call 06/22/31)(a)	910	720,219

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) October 31, 2022	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
3.95%, 09/09/27 (Call 08/09/27)	$100	$96,827

		18,574,395

Total Long-Term Investments — 98.3% (Cost: $929,936,439)		760,582,892

Short-Term Securities

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	58,858	58,846,512
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	1,497	1,497,000

Total Short-Term Securities — 7.8% (Cost: $60,342,065)		60,343,512

Total Investments — 106.1% (Cost: $990,278,504)		820,926,404

Liabilities in Excess of Other Assets — (6.1)%		(47,007,857)

Net Assets — 100.0%		$773,918,547

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$80,001,921	$—	$(21,101,619	)(a)	$(40,907)	$(12,883)	$58,846,512	58,858	$191,674	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,637,000	—	(9,140,000	)(a)	—	—	1,497,000	1,497	37,406		—

					$(40,907)	$(12,883)	$60,343,512		$229,080		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$760,582,892	$—	$760,582,892
Money Market Funds	60,343,512	—	—	60,343,512

	$60,343,512	$760,582,892	$—	$820,926,404

See notes to financial statements.

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	$310	$252,650
3.75%, 02/15/28 (Call 02/15/23)	325	285,220
4.00%, 02/15/30 (Call 02/15/25)(a)	310	263,224
4.88%, 01/15/29 (Call 01/15/24)(a)	225	203,558

		1,004,652

Aerospace & Defense — 1.2%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	200	182,142
4.95%, 08/15/25 (Call 05/15/25)	175	167,772
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	350	291,333
5.13%, 10/01/24 (Call 07/01/24)	580	572,750
5.90%, 02/01/27	354	347,635
5.95%, 02/01/37(a)	372	340,774
6.75%, 01/15/28	175	174,725
6.88%, 05/01/25 (Call 04/01/25)	350	357,773
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(b)	225	201,344
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	575	505,827
5.75%, 10/15/27 (Call 07/15/27)(b)	540	488,684
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	200	180,000
5.50%, 01/15/25 (Call 12/01/22)(a)(b)	175	168,875

		3,979,634

Agriculture — 0.4%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 11/14/22)(b)	242	232,320
6.00%, 06/15/30 (Call 06/15/25)(b)	560	539,000
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	125	109,272
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	510	446,250

		1,326,842

Airlines — 2.4%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	655	579,557
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(b)	335	314,915
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	2,015	1,918,928
5.75%, 04/20/29(b)	1,710	1,556,100
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	455	429,975
3.75%, 10/28/29 (Call 07/28/29)	295	242,956
4.38%, 04/19/28 (Call 01/19/28)(a)	235	209,618
7.38%, 01/15/26 (Call 12/15/25)	390	398,186
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	229	232,821
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	1,160	1,058,683
4.63%, 04/15/29 (Call 10/15/28)(b)	1,150	983,584

		7,925,323

Apparel — 0.6%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	480	466,800
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	475	435,813
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	250	200,447
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	280	223,987
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(a)	320	276,000
William Carter Co. (The), 5.63%, 03/15/27 (Call 12/01/22)(b)	275	261,436

Security	Par (000)	Value

Apparel (continued)
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	$320	$252,800

		2,117,283

Auto Manufacturers — 2.3%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	570	454,721
4.75%, 10/01/27 (Call 11/14/22)(b)	175	161,110
5.88%, 06/01/29 (Call 06/01/24)(b)	310	289,075
Ford Holdings LLC, 9.30%, 03/01/30	200	224,000
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	470	352,885
4.35%, 12/08/26 (Call 09/08/26)(a)	260	241,810
4.75%, 01/15/43	450	313,407
5.29%, 12/08/46 (Call 06/08/46)	135	99,945
6.10%, 08/19/32 (Call 05/19/32)	520	475,959
6.63%, 10/01/28	50	49,322
7.40%, 11/01/46	75	69,058
7.45%, 07/16/31(a)	160	160,565
9.63%, 04/22/30 (Call 01/22/30)	100	111,630
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	310	280,395
2.70%, 08/10/26 (Call 07/10/26)	300	259,944
2.90%, 02/16/28 (Call 12/16/27)	125	101,473
2.90%, 02/10/29 (Call 12/10/28)	250	195,985
3.37%, 11/17/23	250	241,298
3.38%, 11/13/25 (Call 10/13/25)	185	167,834
3.63%, 06/17/31 (Call 03/17/31)	125	97,209
3.66%, 09/08/24	250	236,976
3.81%, 01/09/24 (Call 11/09/23)	160	154,500
3.82%, 11/02/27 (Call 08/02/27)	200	171,790
4.00%, 11/13/30 (Call 08/13/30)	225	181,975
4.06%, 11/01/24 (Call 10/01/24)	400	383,500
4.13%, 08/04/25	300	278,940
4.13%, 08/17/27 (Call 06/17/27)	300	266,415
4.27%, 01/09/27 (Call 11/09/26)	300	270,867
4.39%, 01/08/26(a)	100	92,269
4.69%, 06/09/25 (Call 04/09/25)	200	189,500
4.95%, 05/28/27 (Call 04/28/27)	225	205,978
5.11%, 05/03/29 (Call 02/03/29)	250	223,500
5.13%, 06/16/25 (Call 05/16/25)	250	241,200
5.58%, 03/18/24 (Call 02/18/24)	200	196,977

		7,442,012

Auto Parts & Equipment — 0.9%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 12/01/22)(b)	200	194,470
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(a)	239	191,429
4.50%, 02/15/32 (Call 02/15/27)	175	133,802
5.38%, 11/15/27 (Call 11/15/22)(a)	232	209,960
5.63%, 06/15/28 (Call 06/15/23)	250	226,250
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29 (Call 04/15/29)(a)	479	415,365
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 11/11/22), (5.50% PIK)(a)(b)(c)	350	294,741
6.00%, 05/15/27 (Call 11/11/22), (6.75% PIK)(a)(b)(c)	365	313,444
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(b)(c)	175	149,333
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(b)	205	202,650
7.88%, 01/15/29 (Call 01/15/24)(b)	115	113,609

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) October 31, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
ZF North America Capital Inc., 4.75%, 04/29/25(b)	$525	$490,811

		2,935,864

Banks — 2.0%
Deutsche Bank AG, 4.50%, 04/01/25	485	451,280
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30), (SOFR + 2.757%)(d)	260	183,149
5.88%, 07/08/31 (Call 04/08/30), (SOFR + 5.438%)(d)	210	172,620
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	575	587,219
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(b)(d)	400	270,773
4.95%, 06/01/42 (Call 06/01/41)(b)(d)	385	225,315
5.02%, 06/26/24(b)	995	939,270
5.71%, 01/15/26(b)	935	870,985
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (SOFR + 2.520%)(d)	225	202,513
Standard Chartered PLC, 7.01%, (Call 07/30/37), (3 mo. LIBOR US + 1.460%)(b)(d)(e)	425	403,251
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(d)	198	193,807
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(d)	250	216,479
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(b)(d)	770	573,712
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(d)	675	559,259
7.30%, 04/02/34 (Call 04/02/29)(b)(d)	695	589,666

		6,439,298

Building Materials — 1.5%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	245	204,950
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	730	584,146
5.00%, 03/01/30 (Call 03/01/25)(b)	325	279,121
6.38%, 06/15/32 (Call 06/15/27)(b)	380	349,486
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	230	208,004
Jeld-Wen Inc., 6.25%, 05/15/25 (Call 12/01/22)(b)	75	70,125
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	185	150,441
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)(b)	195	154,967
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	310	283,793
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	625	467,625
4.38%, 07/15/30 (Call 07/15/25)(b)	900	727,695
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	600	525,750
5.00%, 02/15/27 (Call 12/01/22)(a)(b)	445	402,725
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	375	342,454
6.50%, 03/15/27 (Call 11/14/22)(b)	175	167,918

		4,919,200

Chemicals — 2.5%
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(b)	230	179,947
6.88%, 05/15/43 (Call 02/15/43)	168	158,122
Avient Corp.
5.75%, 05/15/25 (Call 12/01/22)(b)	385	376,884
7.13%, 08/01/30 (Call 08/01/25)(b)	390	372,945
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	375	292,500
5.38%, 05/15/27 (Call 02/15/27)	254	227,437
5.75%, 11/15/28 (Call 11/15/23)(b)	450	382,275
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	455	386,750

Security	Par (000)	Value

Chemicals (continued)
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	$125	$114,375
4.25%, 10/15/28 (Call 10/15/23)	175	151,375
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(b)	400	338,288
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	290	244,794
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	125	120,966
5.13%, 10/15/27 (Call 04/15/27)	435	396,720
5.25%, 12/15/29 (Call 09/15/29)(a)	400	342,304
5.65%, 12/01/44 (Call 06/01/44)	165	113,438
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	195	169,406
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	366	298,486
4.88%, 06/01/24 (Call 03/03/24)(b)	610	593,225
5.00%, 05/01/25 (Call 01/31/25)(b)	230	219,050
5.25%, 06/01/27 (Call 03/03/27)(b)	595	531,085
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	175	148,034
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(a)	225	203,625
5.13%, 09/15/27 (Call 12/01/22)(a)	260	243,750
5.63%, 08/01/29 (Call 08/01/24)	400	375,920
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(b)	275	241,656
3.38%, 03/15/30 (Call 03/15/25)(b)	125	99,688
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	275	216,975
4.25%, 02/15/30 (Call 02/15/25)(b)	275	264,687
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	410	358,750
5.63%, 10/01/24(b)	160	156,832

		8,320,289

Coal — 0.1%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	285	233,700
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	175	172,552

		406,252

Commercial Services — 3.7%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	565	484,493
4.88%, 07/15/32(b)	426	362,454
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	335	286,019
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	200	172,096
4.63%, 10/01/27 (Call 12/01/22)(b)	300	280,677
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	285	253,431
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(b)	190	164,426
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	500	445,920
3.50%, 06/01/31 (Call 03/01/31)	555	446,775
Brink’s Co. (The)
4.63%, 10/15/27 (Call 12/01/22)(b)	350	323,620
5.50%, 07/15/25 (Call 12/01/22)(b)	200	194,585
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	30	24,893
8.25%, 04/15/26 (Call 04/15/24)(a)	290	294,241

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	$340	$289,000
3.75%, 10/01/30 (Call 10/01/25)(b)	425	356,998
4.50%, 07/01/28 (Call 07/01/23)(b)	450	417,028
Graham Holdings Co., 5.75%, 06/01/26 (Call 11/14/22)(b)	200	195,000
Grand Canyon University
4.13%, 10/01/24	315	295,313
5.13%, 10/01/28 (Call 08/01/28)	250	223,438
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	220	200,125
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	600	519,295
5.25%, 04/15/24(b)	350	348,341
5.75%, 04/15/26(b)	760	739,746
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 12/01/22)(b)	175	172,375
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	450	363,251
4.00%, 05/15/31 (Call 05/15/26)	470	390,070
4.63%, 12/15/27 (Call 12/15/22)	300	277,958
5.13%, 06/01/29 (Call 06/01/24)	475	442,444
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 12/01/22)(a)(b)	275	253,503
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	290	240,338
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	435	352,350
3.88%, 02/15/31 (Call 08/15/25)(a)	645	534,705
4.00%, 07/15/30 (Call 07/15/25)(a)	440	374,554
4.88%, 01/15/28 (Call 01/15/23)	910	846,300
5.25%, 01/15/30 (Call 01/15/25)	405	375,637
5.50%, 05/15/27 (Call 12/01/22)(a)	320	312,222

		12,253,621

Computers — 1.0%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	295	259,919
4.00%, 07/01/29 (Call 07/01/24)(b)	329	287,583
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	450	379,313
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	90	78,715
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	295	218,132
3.38%, 07/15/31 (Call 01/15/26)	305	217,694
4.09%, 06/01/29 (Call 03/01/29)	285	228,236
4.13%, 01/15/31 (Call 10/15/30)	260	195,520
4.75%, 01/01/25	300	289,509
4.88%, 03/01/24 (Call 01/01/24)	290	282,691
4.88%, 06/01/27 (Call 03/01/27)	300	277,413
5.75%, 12/01/34 (Call 06/01/34)(a)	273	222,011
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 11/14/22)(a)(b)	75	73,704
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)(b)	275	230,075

		3,240,515

Cosmetics & Personal Care — 0.4%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(b)	500	468,907
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	250	217,100
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	320	273,298
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	420	395,022

		1,354,327

Security	Par (000)	Value

Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(b)	$375	$330,896
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 12/01/22)(a)(b)	250	236,783
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	150	123,000
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	215	198,875

		889,554

Diversified Financial Services — 5.0%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)(d)	435	391,369
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(a)	600	577,247
Brightsphere Investment Group Inc., 4.80%, 07/27/26	155	138,725
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	565	369,291
3.63%, 10/01/31 (Call 10/01/26)(b)	580	343,440
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 11/14/22)(b)	195	181,327
6.63%, 03/15/26 (Call 11/14/22)(a)	220	208,098
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	385	379,264
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(b)	230	197,225
5.38%, 12/01/24 (Call 12/01/22)(b)	175	163,326
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)(b)	325	287,255
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	575	451,392
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	160	133,176
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	490	427,667
4.38%, 05/15/31 (Call 05/15/26)(b)	260	226,451
4.63%, 11/15/27 (Call 12/01/22)(b)	245	225,638
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	250	192,500
6.50%, 05/01/28 (Call 05/01/24)(b)	550	467,430
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	281	223,412
5.00%, 03/15/27 (Call 09/15/26)	395	332,928
5.50%, 03/15/29 (Call 06/15/28)	450	357,020
5.63%, 08/01/33	345	243,085
5.88%, 10/25/24	195	188,579
6.13%, 03/25/24	513	503,491
6.75%, 06/25/25	285	272,811
6.75%, 06/15/26	275	259,531
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	440	360,630
3.88%, 09/15/28 (Call 09/15/24)	330	256,971
4.00%, 09/15/30 (Call 09/15/25)(a)	480	362,400
5.38%, 11/15/29 (Call 05/15/29)(a)	415	340,300
6.13%, 03/15/24 (Call 09/15/23)	745	727,880
6.63%, 01/15/28 (Call 07/15/27)	440	399,709
6.88%, 03/15/25	670	649,900
7.13%, 03/15/26	868	835,884
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	350	265,125
5.38%, 10/15/25 (Call 12/01/22)(b)	400	362,000
5.75%, 09/15/31 (Call 09/15/26)(b)	275	207,073
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	225	180,338
7.38%, 09/01/25 (Call 12/01/22)(b)	160	153,047

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) October 31, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	$700	$584,101
3.63%, 03/01/29 (Call 03/01/24)(b)	450	348,750
3.88%, 03/01/31 (Call 03/01/26)(b)	705	524,167
4.00%, 10/15/33 (Call 10/15/27)(b)	455	317,804
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(a)	325	285,048
4.20%, 10/29/25 (Call 09/29/25)	265	246,042
StoneX Group Inc., 8.63%, 06/15/25 (Call 12/01/22)(b)	235	232,063
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 12/01/22)(a)(b)	475	428,908
5.50%, 04/15/29 (Call 04/15/24)(a)(b)	400	301,772
5.75%, 06/15/27 (Call 06/15/24)(b)	275	225,363

		16,336,953

Electric — 4.6%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(d)	450	362,351
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	545	446,505
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	690	620,098
5.25%, 06/01/26 (Call 12/01/22)(a)(b)	253	240,067
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	490	409,150
3.75%, 01/15/32 (Call 01/15/27)(b)	224	177,464
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	530	489,559
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	225	212,405
4.35%, 04/15/29 (Call 01/15/29)	213	182,115
Drax Finco PLC, 6.63%, 11/01/25 (Call 11/11/22)(b)	200	186,000
Electricite de France SA, 5.63%, (Call 01/22/24)(b)(d)(e)	885	778,242
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(d)	700	652,485
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	210	193,043
2.65%, 03/01/30 (Call 12/01/29)	360	291,031
Series A, 1.60%, 01/15/26 (Call 12/15/25)	175	152,192
Series B, 2.25%, 09/01/30 (Call 06/01/30)	265	203,973
Series B, 4.15%, 07/15/27 (Call 04/15/27)	860	807,635
Series C, 3.40%, 03/01/50 (Call 09/01/49)	440	273,350
Series C, 5.35%, 07/15/47 (Call 01/15/47)	359	296,204
Series C, 7.38%, 11/15/31	443	492,837
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	210	170,100
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	200	185,390
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	385	373,265
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	359	333,870
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	290	241,562
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	570	453,589
3.88%, 02/15/32 (Call 02/15/27)(b)	635	500,666
5.25%, 06/15/29 (Call 06/15/24)(b)	435	394,763
5.75%, 01/15/28 (Call 01/15/23)	505	481,644
6.63%, 01/15/27 (Call 11/16/22)(a)	132	132,059
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	405	364,222
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(a)	550	495,712
5.25%, 07/01/30 (Call 07/01/25)	615	544,579
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 12/01/22)(b)	200	184,082

Security	Par (000)	Value

Electric (continued)
TransAlta Corp., 6.50%, 03/15/40	$185	$158,894
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(b)	710	607,245
5.00%, 07/31/27 (Call 11/14/22)(b)	780	719,550
5.50%, 09/01/26 (Call 11/14/22)(b)	575	552,000
5.63%, 02/15/27 (Call 11/14/22)(a)(b)	720	686,362

		15,046,260

Electrical Components & Equipment — 0.5%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)(b)	161	141,278
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 12/01/22)(b)	600	605,820
7.25%, 06/15/28 (Call 06/15/23)(b)	775	786,206

		1,533,304

Electronics — 1.0%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	245	198,450
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	1,160	1,000,152
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	530	446,366
5.00%, 10/01/25(b)	385	373,027
5.63%, 11/01/24(b)	215	213,319
5.88%, 09/01/30 (Call 09/01/25)(b)	400	380,000
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	425	338,406
4.38%, 02/15/30 (Call 11/15/29)(b)	200	172,042
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	240	200,433

		3,322,195

Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	425	381,969
5.00%, 01/31/28 (Call 07/31/27)(b)	395	365,910
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	313	296,880

		1,044,759

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(a)	600	568,062
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	220	189,669
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, 4.05%, 04/27/26 (Call 04/27/23)(b)	230	184,846
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	350	214,235
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	220	191,869
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	175	166,388
4.25%, 09/15/28 (Call 06/15/28)(a)	310	270,230
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	240	190,706
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	285	223,148
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	230	185,255

		2,384,408

Entertainment — 1.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 12/01/22)(b)	500	496,245
Cinemark USA Inc., 8.75%, 05/01/25 (Call 12/01/22)(a)(b)	175	175,487
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	110	90,226
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	475	440,800
5.25%, 01/15/29 (Call 01/15/24)(b)	425	394,347
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	400	396,304

72	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
6.50%, 02/15/25 (Call 08/15/24)(b)	$355	$355,298
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/14/22)(b)	200	176,500
Resorts World Las Vegas LLC, 4.63%, 04/06/31 (Call 01/06/31)(b)	250	169,461
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)(b)	575	411,728
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 12/01/22)(a)(b)	126	127,232
Vail Resorts Inc., 6.25%, 05/15/25 (Call 12/01/22)(b)	325	323,375
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	450	351,175
3.75%, 12/01/29 (Call 12/01/24)(b)	335	278,888
3.88%, 07/15/30 (Call 07/15/25)(b)	300	256,376

		4,443,442

Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 12/01/22)(a)(b)	235	221,145
5.13%, 07/15/29 (Call 07/15/24)(b)	185	171,525
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	415	351,845
3.75%, 08/01/25 (Call 12/01/22)(b)	375	354,375
4.25%, 06/01/25 (Call 12/01/22)(b)	200	190,952
5.13%, 12/15/26 (Call 12/15/22)(b)	350	333,158
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(b)	265	230,176
5.38%, 07/15/24 (Call 11/16/22)(b)	300	295,500

		2,148,676

Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 12/01/22)(b)	400	358,968
3.50%, 03/15/29 (Call 09/15/23)(b)	795	657,862
4.63%, 01/15/27 (Call 01/15/23)(b)	750	695,032
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	585	519,187
5.88%, 02/15/28 (Call 12/01/22)(b)	445	416,075
7.50%, 03/15/26 (Call 12/01/22)(b)	325	333,125
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	185	153,632
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	525	458,309
4.38%, 01/31/32 (Call 01/31/27)(b)	400	343,500
4.88%, 05/15/28 (Call 11/15/27)(b)	266	247,265
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)	505	386,694
4.25%, 04/15/31 (Call 04/15/26)(b)	565	470,539
5.88%, 09/30/27 (Call 12/01/22)(b)	425	415,412
U.S. Foods Inc., 6.25%, 04/15/25 (Call 12/01/22)(b)	550	547,355

		6,002,955

Forest Products & Paper — 0.3%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	190	165,834
5.38%, 02/01/25(a)(b)	153	148,534
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	375	318,647
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)(b)	225	209,083

		842,098

Health Care - Products — 0.7%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	500	421,901
4.63%, 07/15/28 (Call 07/15/23)(b)	835	754,598

Security	Par (000)	Value

Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	$515	$437,647
4.63%, 02/01/28 (Call 02/01/23)(b)	255	238,425
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	320	289,536
4.63%, 11/15/27 (Call 11/16/22)	225	212,029

		2,354,136

Health Care - Services — 3.4%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	745	612,762
2.50%, 03/01/31 (Call 12/01/30)	325	249,438
2.63%, 08/01/31 (Call 05/01/31)	440	336,701
3.00%, 10/15/30 (Call 07/15/30)	466	375,130
3.38%, 02/15/30 (Call 02/15/25)	665	552,482
4.25%, 12/15/27 (Call 12/15/22)	800	738,000
4.63%, 12/15/29 (Call 12/15/24)	209	189,145
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	275	237,875
4.00%, 03/15/31 (Call 03/15/26)(b)	260	218,719
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	290	263,813
IQVIA Inc.
5.00%, 10/15/26 (Call 12/01/22)(a)(b)	625	595,800
5.00%, 05/15/27 (Call 12/01/22)(b)	550	524,084
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	348	295,729
3.88%, 05/15/32 (Call 02/15/32)(b)	420	350,280
4.38%, 06/15/28 (Call 06/15/23)(b)	460	412,556
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	250	215,000
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	795	669,787
4.38%, 01/15/30 (Call 12/01/24)(b)	795	667,005
4.63%, 07/15/24 (Call 12/01/22)	400	390,000
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	360	315,898
4.88%, 01/01/26 (Call 12/01/22)(b)	1,175	1,110,375
5.13%, 11/01/27 (Call 12/01/22)(b)	835	769,244
6.13%, 06/15/30 (Call 06/15/25)(a)(b)	1,176	1,085,613

		11,175,436

Holding Companies - Diversified — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	430	358,994
4.75%, 09/15/24 (Call 06/15/24)	655	637,400
5.25%, 05/15/27 (Call 11/15/26)	815	750,933
6.25%, 05/15/26 (Call 12/01/22)	700	672,350
6.38%, 12/15/25 (Call 12/01/22)	435	422,276

		2,841,953

Home Builders — 1.5%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	295	232,324
6.75%, 06/01/27 (Call 12/01/22)	275	262,515
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(a)(b)	195	165,988
5.00%, 03/01/28 (Call 03/01/23)(a)(b)	180	148,552
KB Home
4.00%, 06/15/31 (Call 12/15/30)	220	166,650
4.80%, 11/15/29 (Call 05/15/29)	170	138,767
6.88%, 06/15/27 (Call 12/15/26)(a)	135	130,575
7.25%, 07/15/30 (Call 07/15/25)	204	188,445
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	190	145,694

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) October 31, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	$185	$137,378
4.95%, 02/01/28 (Call 02/01/23)	225	193,048
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	320	249,519
5.25%, 12/15/27 (Call 12/15/22)(b)	300	256,335
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	240	192,888
5.13%, 06/06/27 (Call 12/06/26)	178	159,382
6.00%, 06/01/25 (Call 03/01/25)	175	169,915
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(b)	250	210,873
4.75%, 04/01/29 (Call 04/01/24)(b)	175	142,664
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	300	248,906
5.75%, 01/15/28 (Call 10/15/27)(b)	225	206,229
5.88%, 06/15/27 (Call 03/15/27)(b)	325	304,769
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	100	97,840
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	200	196,558
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	172	147,922
5.70%, 06/15/28 (Call 12/15/27)	177	153,349
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)(b)	190	176,805

		4,823,890

Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	420	315,361
4.00%, 04/15/29 (Call 04/15/24)(b)	480	386,000

		701,361

Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	320	254,240
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(a)	295	243,838
4.13%, 04/30/31 (Call 04/30/26)(b)	220	182,600
5.13%, 02/01/28 (Call 01/01/23)(a)	144	131,745

		812,423

Housewares — 0.7%
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	1,110	1,032,910
4.88%, 06/01/25 (Call 05/01/25)	225	217,228
5.63%, 04/01/36 (Call 10/01/35)	235	195,262
5.75%, 04/01/46 (Call 10/01/45)	370	284,715
6.38%, 09/15/27 (Call 06/15/27)	270	263,858
6.63%, 09/15/29 (Call 06/15/29)(a)	325	317,687

		2,311,660

Insurance — 0.8%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(d)	210	199,907
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(d)	290	227,865
5.75%, 09/01/40 (Call 09/01/25)(d)	225	199,436
Genworth Holdings Inc., 6.50%, 06/15/34	175	145,250
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(b)(d)	440	324,102
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(b)(d)	275	206,250
4.30%, 02/01/61 (Call 02/01/26)(b)	420	247,430

Security	Par (000)	Value

Insurance (continued)
7.80%, 03/07/87(b)	$245	$269,697
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	325	294,850
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	185	184,822
Ohio National Financial Services Inc.
5.80%, 01/24/30 (Call 10/24/29)(b)	200	180,375
6.63%, 05/01/31(a)(b)	150	140,897

		2,620,881

Internet — 1.3%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	305	275,263
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	460	381,492
5.25%, 12/01/27 (Call 12/01/22)(b)	310	290,228
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	275	209,622
4.13%, 08/01/30 (Call 05/01/25)(b)	276	225,493
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	315	279,918
5.00%, 12/15/27 (Call 12/15/22)(b)	250	223,066
5.63%, 02/15/29 (Call 02/15/24)(b)	185	163,915
NortonLifeLock Inc.
5.00%, 04/15/25 (Call 11/14/22)(b)	655	635,628
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	535	527,400
7.13%, 09/30/30 (Call 09/30/25)(b)	310	304,727
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(a)(b)	260	262,275
5.00%, 03/01/30 (Call 12/01/29)(b)	380	382,084
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	275	232,436

		4,393,547

Iron & Steel — 1.2%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	410	385,586
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	252	232,799
7.63%, 03/15/30 (Call 03/15/25)	190	185,676
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	215	185,126
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	190	160,474
5.88%, 06/01/27 (Call 12/01/22)	305	283,650
6.75%, 03/15/26 (Call 12/01/22)(b)	475	471,437
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)(a)	185	149,850
4.13%, 01/15/30 (Call 01/15/25)(a)	180	151,236
4.38%, 03/15/32 (Call 03/15/27)	160	130,459
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	360	354,135
8.13%, 05/01/27 (Call 12/01/22)(b)	385	383,075
8.50%, 05/01/30 (Call 05/01/25)(b)	375	368,758
U.S. Steel Corp.
6.65%, 06/01/37	142	118,311
6.88%, 03/01/29 (Call 03/01/24)(a)	261	239,512

		3,800,084

Leisure Time — 0.8%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(b)	1,370	1,103,775
Royal Caribbean Cruises Ltd.
8.25%, 01/15/29 (Call 04/01/25)(b)	575	573,117
11.50%, 06/01/25 (Call 11/11/22)(a)(b)	818	880,961
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	300	234,402

		2,792,255

74	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 2.1%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	$200	$175,339
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	825	656,906
3.75%, 05/01/29 (Call 05/01/24)(b)	455	387,617
4.00%, 05/01/31 (Call 05/01/26)(b)	610	509,928
4.88%, 01/15/30 (Call 01/15/25)	585	524,306
5.38%, 05/01/25 (Call 11/14/22)(b)	275	270,875
5.75%, 05/01/28 (Call 05/01/23)(b)	300	289,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 11/16/22)	315	299,250
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	310	280,755
3.20%, 08/08/24 (Call 07/08/24)	950	904,572
3.50%, 08/18/26 (Call 06/18/26)	550	480,385
3.90%, 08/08/29 (Call 05/08/29)	400	323,316
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 12/01/22)(b)	137	135,448
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	355	289,325
4.63%, 03/01/30 (Call 12/01/29)(b)	179	144,491
5.65%, 04/01/24 (Call 02/01/24)	175	172,132
6.00%, 04/01/27 (Call 01/01/27)	260	242,763
6.60%, 10/01/25 (Call 07/01/25)	225	219,949
6.63%, 07/31/26 (Call 04/30/26)(b)	380	370,010
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)(b)	285	250,891

		6,927,758

Machinery — 0.4%
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)(b)	225	196,875
4.13%, 04/15/29 (Call 04/15/24)(a)(b)	250	216,150
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	285	230,850
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	230	199,437
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	200	200,260
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	400	342,248

		1,385,820

Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	225	185,625
5.63%, 07/01/27 (Call 12/01/22)(b)	225	208,125
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	190	152,000
5.00%, 09/15/26 (Call 07/15/26)	241	226,898
5.75%, 06/15/25 (Call 12/01/22)	225	223,313
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	267	253,164

		1,249,125

Media — 8.0%
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	595	459,638
4.75%, 08/01/25 (Call 12/01/22)	425	388,412
5.00%, 04/01/24 (Call 12/01/22)	240	232,985
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	900	711,000
4.25%, 01/15/34 (Call 01/15/28)(b)	610	448,350
4.50%, 08/15/30 (Call 02/15/25)(b)	800	649,248
4.50%, 05/01/32 (Call 05/01/26)	870	687,300
4.50%, 06/01/33 (Call 06/01/27)(b)	535	405,696

Security	Par (000)	Value

Media (continued)
4.75%, 03/01/30 (Call 09/01/24)(b)	$900	$756,360
4.75%, 02/01/32 (Call 02/01/27)(b)	370	296,018
5.00%, 02/01/28 (Call 11/16/22)(b)	700	633,500
5.13%, 05/01/27 (Call 12/01/22)(b)	950	880,156
5.38%, 06/01/29 (Call 06/01/24)(b)	450	402,021
5.50%, 05/01/26 (Call 12/01/22)(a)(b)	199	191,538
6.38%, 09/01/29 (Call 09/01/25)(b)	450	414,668
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	525	380,625
4.13%, 12/01/30 (Call 12/01/25)(b)	600	472,062
4.50%, 11/15/31 (Call 11/15/26)(b)	825	641,664
5.38%, 02/01/28 (Call 02/01/23)(b)	525	484,313
5.50%, 04/15/27 (Call 12/01/22)(b)	800	750,000
6.50%, 02/01/29 (Call 02/01/24)(b)	1,050	989,625
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	2,070	1,864,242
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	195	145,861
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	425	358,063
6.75%, 10/15/27 (Call 12/01/22)(b)	750	699,375
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	575	494,212
5.13%, 02/15/32 (Call 02/15/27)(b)	260	232,050
Paramount Global
6.25%, 02/28/57 (Call 02/28/27)(d)	385	322,346
6.38%, 03/30/62 (Call 03/30/27)(d)	550	464,980
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(b)	275	227,106
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(b)	440	338,835
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	525	469,140
3.88%, 09/01/31 (Call 09/01/26)(b)	840	672,000
4.00%, 07/15/28 (Call 07/15/24)(b)	1,120	962,838
4.13%, 07/01/30 (Call 07/01/25)(b)	850	695,545
5.00%, 08/01/27 (Call 12/01/22)(b)	800	736,000
5.50%, 07/01/29 (Call 07/01/24)(b)	740	682,502
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	525	499,732
4.75%, 03/15/26 (Call 03/15/23)(b)	328	318,625
5.00%, 09/15/29 (Call 09/15/24)(a)	625	592,561
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(b)	600	521,760
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	725	608,804
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	250	210,520
5.13%, 04/15/27 (Call 12/01/22)(b)	400	377,500
5.38%, 06/15/24 (Call 03/15/24)(b)	300	298,044
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	450	371,853
5.50%, 05/15/29 (Call 05/15/24)(b)	900	817,848
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	825	657,599
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	560	470,039

		26,385,159

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 11/16/22)(b)	185	171,539
6.38%, 06/15/30 (Call 07/15/25)(b)	300	289,917

		461,456

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) October 31, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 1.5%
Arconic Corp.
6.00%, 05/15/25 (Call 12/01/22)(b)	$350	$346,566
6.13%, 02/15/28 (Call 02/15/23)(b)	525	492,124
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	865	687,502
4.50%, 09/15/27 (Call 06/15/27)(b)	300	268,440
5.13%, 05/15/24 (Call 02/15/24)(b)	385	375,485
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	420	376,866
6.13%, 04/15/32 (Call 01/15/32)(b)	460	403,696
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	325	254,963
4.63%, 03/01/28 (Call 03/01/23)(b)	275	240,570
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	380	332,590
3.88%, 08/15/31 (Call 08/15/26)(b)	390	302,137
4.75%, 01/30/30 (Call 01/30/25)(b)	950	807,068
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 12/01/22)(b)	220	198,449

		5,086,456

Office & Business Equipment — 0.3%
Xerox Corp.
3.80%, 05/15/24	200	190,592
4.80%, 03/01/35	125	77,219
6.75%, 12/15/39	200	146,590
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	440	397,245
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	435	343,650

		1,155,296

Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	235	205,695

Oil & Gas — 7.1%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	275	254,191
7.63%, 02/01/29 (Call 02/01/24)(b)	225	229,500
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(a)	370	329,194
4.38%, 10/15/28 (Call 07/15/28)(a)	200	178,728
4.75%, 04/15/43 (Call 10/15/42)	280	210,000
5.10%, 09/01/40 (Call 03/01/40)(a)	740	599,193
5.25%, 02/01/42 (Call 08/01/41)	225	180,563
5.35%, 07/01/49 (Call 01/01/49)	225	173,656
6.00%, 01/15/37	195	175,500
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(b)	275	266,544
5.88%, 02/01/29 (Call 02/05/24)(b)	200	188,960
6.75%, 04/15/29 (Call 04/15/24)(b)	585	572,992
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	200	184,088
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	285	266,045
7.25%, 03/14/27 (Call 12/01/22)(b)	176	174,715
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	285	282,911
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	200	181,685
5.63%, 10/15/25 (Call 12/01/22)(b)	625	604,500
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(b)	600	583,178
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	325	292,809
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	340	311,100

Security	Par (000)	Value

Oil & Gas (continued)
6.00%, 04/15/30 (Call 04/15/25)(b)	$290	$262,596
6.00%, 02/01/31 (Call 02/01/26)(b)	325	294,915
6.25%, 11/01/28 (Call 11/01/23)(b)	325	305,500
6.25%, 04/15/32 (Call 05/15/27)(b)	285	261,411
Matador Resources Co., 5.88%, 09/15/26 (Call 11/16/22)	450	442,125
Murphy Oil Corp.
5.75%, 08/15/25 (Call 12/01/22)	220	216,896
5.88%, 12/01/27 (Call 12/01/22)	310	301,038
6.13%, 12/01/42 (Call 06/01/42)	185	145,907
6.38%, 07/15/28 (Call 07/15/24)	260	254,383
7.05%, 05/01/29	150	147,790
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 12/01/22)(b)	525	509,928
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	225	219,802
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	200	192,439
3.50%, 08/15/29 (Call 05/15/29)	100	90,750
5.50%, 12/01/25 (Call 09/01/25)(a)	480	481,440
5.55%, 03/15/26 (Call 12/15/25)(a)	335	340,025
5.88%, 09/01/25 (Call 06/01/25)	250	251,875
6.13%, 01/01/31 (Call 07/01/30)(a)	415	416,091
6.20%, 03/15/40	400	384,816
6.38%, 09/01/28 (Call 03/01/28)	260	263,889
6.45%, 09/15/36	910	902,702
6.60%, 03/15/46 (Call 09/15/45)	625	615,178
6.63%, 09/01/30 (Call 03/01/30)	570	592,831
6.95%, 07/01/24	100	102,461
7.50%, 05/01/31	325	349,375
7.88%, 09/15/31	200	217,662
7.95%, 06/15/39	260	280,959
8.00%, 07/15/25 (Call 04/15/25)	175	184,732
8.50%, 07/15/27 (Call 01/15/27)	225	244,631
8.88%, 07/15/30 (Call 01/15/30)	385	436,975
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	450	378,891
4.63%, 05/01/30 (Call 05/01/25)(b)	455	378,476
5.88%, 07/15/27 (Call 12/01/22)(b)	275	258,375
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	300	264,880
5.15%, 11/15/29 (Call 08/15/29)	175	154,503
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)	460	418,025
7.25%, 06/15/25 (Call 12/01/22)	75	74,204
PDC Energy Inc., 5.75%, 05/15/26 (Call 12/01/22)	460	440,984
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	350	259,394
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)	275	243,103
4.88%, 05/15/25 (Call 02/15/25)	400	385,838
8.25%, 01/15/29 (Call 01/15/24)	375	389,730
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	650	561,080
5.38%, 02/01/29 (Call 02/01/24)	400	373,000
5.38%, 03/15/30 (Call 03/15/25)	680	629,000
5.70%, 01/23/25 (Call 10/23/24)	250	245,689
7.75%, 10/01/27 (Call 12/01/22)	240	246,881
8.38%, 09/15/28 (Call 09/15/23)	170	175,846
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	470	403,683
4.50%, 04/30/30 (Call 04/30/25)	443	376,732
5.88%, 03/15/28 (Call 03/15/23)	210	199,915

76	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.00%, 04/15/27 (Call 12/01/22)(a)	$310	$303,738
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 12/01/22)(b)	275	258,658

		23,371,799

Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	520	426,351
6.00%, 06/15/27 (Call 06/15/24)(b)	350	335,849
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 11/11/22)(b)	615	528,900
5.25%, 04/30/25 (Call 12/01/22)(b)	250	235,737
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(a)	700	543,620
3.13%, 09/15/31 (Call 06/15/31)	520	398,164
4.00%, 11/15/23	300	293,770
4.88%, 03/15/26 (Call 12/15/25)	450	431,788
5.25%, 07/01/25	555	547,791
Berry Global Inc.
4.50%, 02/15/26 (Call 12/01/22)(b)	170	158,100
5.63%, 07/15/27 (Call 12/01/22)(b)	225	213,401
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	260	222,365
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(a)(b)	295	269,892
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(a)	207	191,227
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 12/01/22)	450	430,699
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	225	227,437
Graphic Packaging International LLC
3.50%, 03/15/28(b)	275	237,775
3.50%, 03/01/29 (Call 09/01/28)(b)	180	152,029
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	250	214,940
4.13%, 08/15/24 (Call 05/15/24)	113	110,103
4.75%, 07/15/27 (Call 04/15/27)(b)	135	124,263
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	225	189,000
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	215	191,496
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	285	259,963
5.13%, 12/01/24 (Call 09/01/24)(b)	225	221,625
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	200	196,000
6.88%, 07/15/33(b)	235	225,081
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 11/16/22)	335	306,525
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	225	193,250

		8,077,141

Pharmaceuticals — 1.3%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	260	219,700
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	400	357,848
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 12/01/22)(a)(b)	350	336,875
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	940	834,250
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(b)	1,180	1,039,368
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	450	428,675
4.38%, 03/15/26 (Call 12/15/25)	475	445,008
4.40%, 06/15/30 (Call 03/15/30)	400	334,256
4.90%, 12/15/44 (Call 06/15/44)	125	82,118

Security	Par (000)	Value

Pharmaceuticals (continued)
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	$225	$202,779

		4,280,877

Pipelines — 8.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	475	433,342
5.75%, 03/01/27 (Call 11/16/22)(b)	350	333,305
5.75%, 01/15/28 (Call 01/15/23)(b)	350	329,749
7.88%, 05/15/26 (Call 05/15/23)(b)	300	306,000
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	295	258,774
4.13%, 03/01/25 (Call 02/01/25)(b)	295	278,040
4.13%, 12/01/27 (Call 09/01/27)	266	231,058
4.35%, 10/15/24 (Call 07/15/24)	125	119,029
4.50%, 03/01/28 (Call 12/01/27)(b)	295	255,913
5.60%, 10/15/44 (Call 04/15/44)	160	118,400
5.85%, 11/15/43 (Call 05/15/43)	235	176,326
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	757	698,332
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	680	529,156
4.00%, 03/01/31 (Call 03/01/26)	835	703,976
4.50%, 10/01/29 (Call 10/01/24)	865	763,752
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	205	168,613
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 11/16/22)(b)	300	282,173
5.75%, 04/01/25 (Call 12/01/22)	275	268,125
6.00%, 02/01/29 (Call 02/01/24)(b)	625	584,437
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	635	548,957
4.38%, 06/15/31 (Call 06/15/26)(b)	570	480,225
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	301	277,883
5.63%, 01/15/28 (Call 07/15/27)(b)	275	263,574
6.50%, 09/01/30 (Call 03/01/30)(b)	390	383,175
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	266	250,646
4.85%, 07/15/26 (Call 04/15/26)	290	273,345
5.05%, 04/01/45 (Call 10/01/44)	275	199,683
5.45%, 06/01/47 (Call 12/01/46)	260	197,545
5.60%, 04/01/44 (Call 10/01/43)	180	140,323
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	175	165,743
4.13%, 12/01/26 (Call 09/01/26)	300	265,092
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	450	382,500
4.75%, 01/15/31 (Call 07/15/30)(b)	640	534,848
5.50%, 07/15/28 (Call 04/15/28)	485	433,168
6.00%, 07/01/25 (Call 04/01/25)(b)	225	217,916
6.50%, 07/01/27 (Call 01/01/27)(b)	500	487,500
6.50%, 07/15/48 (Call 01/15/48)	285	219,450
7.50%, 06/01/27 (Call 06/01/24)(b)	295	291,313
7.50%, 06/01/30 (Call 12/01/29)(b)	280	272,300
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	450	431,424
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	395	337,784
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	324	298,080
5.50%, 10/15/30 (Call 10/15/25)(b)	275	248,105
5.63%, 02/15/26 (Call 12/01/22)(b)	458	449,193

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) October 31, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	$275	$248,544
6.38%, 04/15/27 (Call 04/15/24)(b)	215	206,930
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	570	534,759
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	830	805,100
6.75%, 09/15/25 (Call 11/21/22)(b)	750	736,280
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 12/01/22)(b)	285	269,798
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	310	287,620
5.75%, 10/01/25 (Call 07/01/25)	325	313,375
6.00%, 06/01/26 (Call 03/01/26)	305	295,728
6.38%, 10/01/30 (Call 04/01/30)(a)	320	296,573
Rattler Midstream LP, 5.63%, 07/15/25 (Call 11/01/22)(b)	75	77,110
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	150	139,500
4.80%, 05/15/30 (Call 02/15/30)(b)	200	169,000
4.95%, 07/15/29 (Call 04/15/29)(b)	310	271,959
6.88%, 04/15/40(b)	300	244,920
7.50%, 07/15/38(b)	145	126,513
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	429	384,659
6.00%, 03/01/27 (Call 03/01/23)(b)	200	188,734
6.00%, 12/31/30 (Call 12/31/25)(b)	385	348,510
6.00%, 09/01/31 (Call 09/01/26)(b)	275	244,789
7.50%, 10/01/25 (Call 12/01/22)(a)(b)	330	333,283
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	695	557,737
3.88%, 08/15/29 (Call 02/15/29)(b)	750	643,125
4.13%, 08/15/31 (Call 02/15/31)(b)	710	605,296
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	410	389,693
3.95%, 06/01/25 (Call 03/01/25)	180	170,690
4.30%, 02/01/30 (Call 11/01/29)	655	576,269
4.50%, 03/01/28 (Call 12/01/27)	225	206,443
4.65%, 07/01/26 (Call 04/01/26)	225	213,188
4.75%, 08/15/28 (Call 05/15/28)	270	249,075
5.30%, 03/01/48 (Call 09/01/47)	402	324,615
5.45%, 04/01/44 (Call 10/01/43)	350	283,839
5.50%, 08/15/48 (Call 02/15/48)	200	161,310
5.50%, 02/01/50 (Call 08/01/49)	575	447,626

		26,240,862

Real Estate — 0.7%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	400	380,380
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/22)(b)	227	219,407
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	355	277,443
4.38%, 02/01/31 (Call 02/01/26)(b)	375	281,775
5.38%, 08/01/28 (Call 08/01/23)(b)	440	376,395
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	315	255,444
4.75%, 02/01/30 (Call 09/01/24)	350	274,750
5.00%, 03/01/31 (Call 03/01/26)	345	270,480
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	125	124,593

		2,460,667

Security	Par (000)	Value

Real Estate Investment Trusts — 3.5%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(b)	$285	$208,050
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	235	185,062
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	175	147,984
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	465	395,641
5.75%, 05/15/26 (Call 11/14/22)(a)(b)	500	464,095
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	260	219,294
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	280	226,268
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	560	455,291
3.75%, 09/15/30(b)	235	162,150
6.00%, 04/15/25 (Call 12/01/22)(a)(b)	175	166,833
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	560	453,597
4.88%, 09/15/27 (Call 11/14/22)(b)	530	490,129
4.88%, 09/15/29 (Call 09/15/24)(b)	591	508,112
5.00%, 07/15/28 (Call 07/15/23)(b)	280	250,488
5.25%, 03/15/28 (Call 12/27/22)(b)	500	460,000
5.25%, 07/15/30 (Call 07/15/25)(b)	740	638,482
5.63%, 07/15/32 (Call 07/15/26)(b)	400	342,948
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	380	313,386
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	310	299,940
4.75%, 10/01/24 (Call 07/01/24)	430	424,582
5.50%, 02/15/26 (Call 12/01/22)(a)	115	114,669
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	375	314,947
4.75%, 06/15/29 (Call 06/15/24)(b)	390	310,428
5.25%, 10/01/25 (Call 11/16/22)(b)	180	166,001
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	760	522,243
4.63%, 08/01/29 (Call 08/01/24)	520	411,960
5.00%, 10/15/27 (Call 12/01/22)(a)	785	671,787
5.25%, 08/01/26 (Call 12/01/22)	232	209,245
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(b)	275	251,125
4.00%, 09/15/29 (Call 09/15/24)(b)	240	201,096
Service Properties Trust
5.50%, 12/15/27 (Call 09/15/27)	240	206,976
7.50%, 09/15/25 (Call 06/15/25)	450	438,750
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	215	187,050
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	220	205,663
4.38%, 01/15/27 (Call 07/15/26)(b)	325	287,063
4.75%, 03/15/25 (Call 09/15/24)	275	257,633
5.50%, 11/01/23 (Call 08/01/23)(b)	75	74,045

		11,643,013

Retail — 4.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	395	330,812
3.88%, 01/15/28 (Call 12/01/22)(b)	845	742,692
5.75%, 04/15/25 (Call 12/01/22)(b)	275	273,969

78	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 11/16/22)(a)(b)	$150	$141,757
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	200	187,750
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	235	203,734
4.63%, 11/15/29 (Call 11/15/24)(b)	450	370,125
4.75%, 03/01/30 (Call 03/01/25)	235	192,521
5.00%, 02/15/32 (Call 11/15/26)(b)	355	286,219
Bath & Body Works Inc.
5.25%, 02/01/28	275	243,237
6.63%, 10/01/30 (Call 10/01/25)(b)	575	514,404
6.69%, 01/15/27	152	143,260
6.75%, 07/01/36	410	338,762
6.88%, 11/01/35	565	474,600
7.50%, 06/15/29 (Call 06/15/24)(a)	275	260,638
9.38%, 07/01/25(b)	135	140,063
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 12/01/22)(b)	125	114,076
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	275	236,676
5.63%, 01/01/30 (Call 01/01/25)(b)	240	211,559
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	200	152,894
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	425	297,812
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	410	282,900
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	435	357,740
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 12/01/22)(b)	410	391,382
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	425	342,422
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	330	267,937
4.63%, 12/15/27 (Call 12/15/22)(b)	225	200,228
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	220	128,850
4.50%, 12/15/34 (Call 06/15/34)	165	112,945
5.13%, 01/15/42 (Call 07/15/41)	110	69,850
5.88%, 04/01/29 (Call 04/01/24)(b)	275	237,502
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	235	197,295
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	240	199,408
Marks & Spencer PLC, 7.13%, 12/01/37(b)	180	155,069
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	290	241,645
4.75%, 09/15/29 (Call 09/15/24)	239	215,100
5.63%, 05/01/27 (Call 12/01/22)	138	132,429
Nordstrom Inc.
2.30%, 04/08/24 (Call 11/16/22)	125	117,311
4.00%, 03/15/27 (Call 12/15/26)(a)	145	122,934
4.25%, 08/01/31 (Call 05/01/31)	231	167,706
4.38%, 04/01/30 (Call 01/01/30)(a)	300	230,250
5.00%, 01/15/44 (Call 07/15/43)	560	354,256
6.95%, 03/15/28	200	185,724
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 12/01/22)	300	278,874
3.75%, 06/15/29 (Call 06/15/24)	275	225,761
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	245	177,625
4.45%, 02/15/25 (Call 11/15/24)	290	253,640
4.75%, 02/15/27 (Call 11/15/26)	310	245,594
4.85%, 04/01/24	325	311,252
5.45%, 08/15/34 (Call 02/15/34)(a)	355	223,650

Security	Par (000)	Value

Retail (continued)
5.95%, 03/15/43	$100	$61,000
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/22)	325	306,312
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	362	283,417
4.88%, 11/15/31 (Call 11/15/26)(b)	301	227,081
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	310	262,766
Vivo Energy Investments BV, 5.13%, 09/24/27 (Call 09/24/23)(a)(b)	150	134,250
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(a)	615	493,537
3.88%, 11/01/23 (Call 08/01/23)(a)	75	73,688
4.63%, 01/31/32 (Call 10/01/26)	625	534,394
4.75%, 01/15/30 (Call 10/15/29)(b)	425	379,844
5.35%, 11/01/43 (Call 05/01/43)	190	151,050
5.38%, 04/01/32 (Call 04/01/27)	540	483,014
6.88%, 11/15/37	200	196,000

		15,871,192

Savings & Loans — 0.1%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(d)	200	195,197

Semiconductors — 0.6%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 12/01/22)(a)(b)	275	271,472
ams-OSRAM AG, 7.00%, 07/31/25 (Call 12/01/22)(a)(b)	245	218,809
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(b)	495	451,687
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	230	187,646
4.38%, 04/15/28 (Call 04/15/23)(b)	225	197,899
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	430	378,873
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	220	181,724

		1,888,110

Software — 1.7%
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	455	411,702
5.25%, 05/15/26 (Call 02/15/26)(b)	215	212,786
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	390	301,489
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	540	451,224
3.63%, 11/01/31 (Call 11/01/26)(b)	350	288,062
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	570	480,288
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	540	468,893
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	525	449,368
3.88%, 12/01/29 (Call 12/01/24)(b)	460	364,550
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	525	418,031
4.13%, 12/01/31 (Call 12/01/26)(b)	353	265,633
PTC Inc.
3.63%, 02/15/25 (Call 12/01/22)(b)	270	257,318
4.00%, 02/15/28 (Call 02/15/23)(b)	210	190,204
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	570	470,250
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	275	227,084
3.88%, 03/15/31 (Call 03/15/26)	260	212,043

		5,468,925

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) October 31, 2022	iShares® BB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 6.0%
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(b)(d)	$285	$237,573
4.88%, 11/23/81 (Call 08/23/31)(b)(d)	275	217,676
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	250	211,250
Hughes Satellite Systems Corp., 5.25%, 08/01/26	435	415,247
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	425	365,865
3.63%, 01/15/29 (Call 01/15/24)(b)	455	346,938
3.75%, 07/15/29 (Call 01/15/24)(b)	475	360,877
3.88%, 11/15/29 (Call 08/15/29)(b)	387	318,308
4.25%, 07/01/28 (Call 07/01/23)(b)	685	565,125
4.63%, 09/15/27 (Call 12/01/22)(a)(b)	550	477,268
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	715	607,893
4.50%, 01/15/29 (Call 01/15/24)(b)	510	359,526
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	450	385,312
5.38%, 06/15/29 (Call 06/15/24)(b)	280	205,629
Series P, 7.60%, 09/15/39	300	200,988
Series U, 7.65%, 03/15/42	275	182,181
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(b)	485	363,589
5.13%, 01/15/28 (Call 12/01/22)(b)	248	211,842
6.25%, 03/25/29 (Call 03/25/24)(b)	338	295,313
Nokia OYJ
4.38%, 06/12/27	285	262,095
6.63%, 05/15/39	285	260,006
Qwest Corp., 7.25%, 09/15/25(a)	190	191,873
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 12/01/22)(b)	255	226,007
Sprint Capital Corp.
6.88%, 11/15/28	1,390	1,434,452
8.75%, 03/15/32	1,155	1,355,554
Sprint Corp.
7.13%, 06/15/24	1,095	1,106,991
7.63%, 02/15/25 (Call 11/15/24)	865	888,787
7.63%, 03/01/26 (Call 11/01/25)	830	866,312
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)	125	126,250
4.13%, 06/15/29 (Call 06/15/24)(b)	125	125,063
Telecom Italia Capital SA
6.00%, 09/30/34	591	431,270
6.38%, 11/15/33	555	426,462
7.20%, 07/18/36	525	408,849
7.72%, 06/04/38	600	477,000
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	760	714,985
U.S. Cellular Corp., 6.70%, 12/15/33	295	280,967
ViaSat Inc., 5.63%, 04/15/27 (Call 11/14/22)(b)	310	286,620
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	220	183,676
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	725	576,440
4.75%, 07/15/31 (Call 07/15/26)(b)	820	662,609
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(d)	300	240,531
4.13%, 06/04/81 (Call 03/04/31)(d)	535	379,454
5.13%, 06/04/81 (Call 12/04/50)(d)	520	359,341
7.00%, 04/04/79 (Call 01/04/29)(d)	1,110	1,054,500

		19,654,494

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.3%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	$305	$278,195
3.75%, 04/01/29 (Call 04/01/24)(b)	340	293,404
5.45%, 11/01/41 (Call 05/01/41)	175	135,992
5.88%, 12/15/27 (Call 12/15/22)(b)	275	266,855
6.20%, 10/01/40	160	136,328

		1,110,774

Transportation — 0.3%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	300	267,564
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)	190	174,774
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	460	373,796
XPO Escrow Sub LLC, 7.50%, 11/15/27	45	44,888

		861,022

Trucking & Leasing — 0.4%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(b)(d)	375	342,188
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	575	480,778
6.50%, 10/01/25 (Call 12/01/22)(b)	380	364,661
9.75%, 08/01/27 (Call 08/01/23)(b)	225	229,069

		1,416,696

Total Long-Term Investments — 97.5% (Cost: $338,627,161)		321,684,876

Short-Term Securities

Money Market Funds — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(f)(g)(h)	29,802	29,796,195
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(f)(g)	4,350	4,350,000

Total Short-Term Securities — 10.4% (Cost: $34,149,569)		34,146,195

Total Investments — 107.9% (Cost: $372,776,730)		355,831,071

Liabilities in Excess of Other Assets — (7.9)%		(26,030,302)

Net Assets — 100.0%		$329,800,769

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

80	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® BB Rated Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,575,790	$22,229,366	(a)	$—	$(5,586)	$(3,375)	$29,796,195	29,802	$48,347	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	970,000	3,380,000	(a)	—	—	—	4,350,000	4,350	29,459		—

					$(5,586)	$(3,375)	$34,146,195		$77,806		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$321,684,876	$—	$321,684,876
Money Market Funds	34,146,195	—	—	34,146,195

	$34,146,195	$321,684,876	$—	$355,831,071

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments October 31, 2022	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Airlines — 2.4%
American Airlines Group Inc., 6.50%, 07/01/25	$8,720	$9,829,184
Copa Holdings SA, 4.50%, 04/15/25	3,150	4,968,873
GOL Equity Finance SA, 3.75%, 07/15/24(a)	3,800	1,678,308
JetBlue Airways Corp., 0.50%, 04/01/26	6,525	4,878,220
Southwest Airlines Co., 1.25%, 05/01/25	14,830	18,361,764
Spirit Airlines Inc., 1.00%, 05/15/26	4,350	3,588,359

		43,304,708

Auto Manufacturers — 2.9%
Arrival SA, 3.50%, 12/01/26(a)	2,825	823,064
Fisker Inc., 2.50%, 09/15/26(a)	5,950	3,242,988
Ford Motor Co., 0.00% 03/15/26(b)	21,290	21,504,390
Li Auto Inc., 0.25%, 05/01/28	7,625	6,136,143
Lucid Group Inc., 1.25%, 12/15/26(a)	17,775	11,180,119
NIO Inc.
0.00%, 02/01/26(b)	6,875	5,534,306
0.50%, 02/01/27	6,725	4,799,498

		53,220,508

Auto Parts & Equipment — 0.2%
Luminar Technologies Inc., 1.25%, 12/15/26(a)	5,450	3,619,618

Banks — 0.7%
Barclays Bank PLC, Series VUN, 0.00% 02/18/25(b)	2,300	2,447,982
BofA Finance LLC, 0.25%, 05/01/23	2,260	2,399,578
Deutsche Bank AG/London, 1.00%, 05/01/23	2,870	3,065,102
JPMorgan Chase Bank NA, 0.13%, 01/01/23(a)	5,025	4,992,840

		12,905,502

Biotechnology — 6.3%
Alnylam Pharmaceuticals Inc., 1.00%, 09/15/27(a)	9,275	9,291,695
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	4,320	4,315,680
1.25%, 05/15/27	5,428	5,416,873
Bridgebio Pharma Inc.
2.25%, 02/01/29	6,425	2,724,907
2.50%, 03/15/27	5,195	3,043,595
Cerevel Therapeutics Holdings Inc., 2.50%, 08/15/27(a)	3,100	2,845,583
Cytokinetics Inc., 3.50%, 07/01/27(a)	4,850	5,452,273
Esperion Therapeutics Inc., 4.00%, 11/15/25	2,300	1,228,936
Global Blood Therapeutics Inc., 1.88%, 12/15/28(a)	3,350	7,499,611
Guardant Health Inc., 0.00% 11/15/27(b)	9,965	7,069,769
Halozyme Therapeutics Inc.
0.25%, 03/01/27	7,010	6,255,864
1.00%, 08/15/28(a)	6,300	6,649,461
Illumina Inc., 0.00% 08/15/23(b)	6,540	6,323,003
Innoviva Inc., 2.13%, 03/15/28(a)	2,375	1,929,782
Insmed Inc., 0.75%, 06/01/28	5,000	3,945,950
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(b)	5,800	5,737,882
0.13%, 12/15/24	4,776	4,395,114
Livongo Health Inc., 0.88%, 06/01/25	4,800	4,171,440
NeoGenomics Inc., 0.25%, 01/15/28	2,650	1,605,291
Novavax Inc., 3.75%, 02/01/23	2,675	2,632,334
PTC Therapeutics Inc., 1.50%, 09/15/26	2,600	2,599,922
Sarepta Therapeutics Inc.
1.25%, 09/15/27(a)	7,175	7,667,061
1.50%, 11/15/24	5,400	9,149,382
Travere Therapeutics Inc., 2.25%, 03/01/29	3,000	2,807,400

		114,758,808

Security	Par (000)	Value

Chemicals — 0.2%
Amyris Inc., 1.50%, 11/15/26(a)	$5,875	$2,800,848

Coal — 0.2%
Peabody Energy Corp., 3.25%, 03/01/28(a)	2,900	4,172,433

Commercial Services — 4.1%
2U Inc., 2.25%, 05/01/25	3,539	2,252,043
Affirm Holdings Inc., 0.00% 11/15/26(a)(b)	15,250	9,630,985
Alarm.com Holdings Inc., 0.00% 01/15/26(b)	4,345	3,528,661
Block Inc.
0.13%, 03/01/25	8,876	8,256,544
0.50%, 05/15/23	4,005	4,214,622
Block Inc.
0.00%, 05/01/26(b)	4,975	3,984,875
0.25%, 11/01/27	5,279	3,935,706
Chegg Inc.
0.00%, 09/01/26(b)	5,880	4,579,932
0.13%, 03/15/25	6,281	5,459,696
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	4,739	4,373,291
FTI Consulting Inc., 2.00%, 08/15/23	2,829	4,391,740
Marathon Digital Holdings Inc., 1.00%, 12/01/26(a)	6,300	2,504,250
Repay Holdings Corp., 0.00% 02/01/26(a)(b)	3,680	2,526,099
Sabre GLBL Inc., 4.00%, 04/15/25	3,188	3,244,810
Shift4 Payments Inc.
0.00%, 12/15/25(b)	6,285	5,652,352
0.50%, 08/01/27	5,325	4,117,237
Stride Inc., 1.13%, 09/01/27	3,792	3,410,032

		76,062,875

Computers — 4.4%
3D Systems Corp., 0.00% 11/15/26(a)(b)	4,000	2,819,600
CyberArk Software Ltd., 0.00% 11/15/24(b)	5,300	6,207,413
Insight Enterprises Inc., 0.75%, 02/15/25	3,026	4,337,075
KBR Inc., 2.50%, 11/01/23	3,040	6,057,443
Lumentum Holdings Inc.
0.25%, 03/15/24	3,860	5,065,092
0.50%, 12/15/26	9,364	9,174,660
0.50%, 06/15/28(a)	7,500	6,328,500
PAR Technology Corp., 1.50%, 10/15/27	2,300	1,681,921
Parsons Corp., 0.25%, 08/15/25	3,490	4,010,045
Pure Storage Inc., 0.13%, 04/15/23	5,145	6,246,133
Rapid7 Inc., 0.25%, 03/15/27	5,400	4,261,572
Varonis Systems Inc., 1.25%, 08/15/25	2,205	2,459,700
Western Digital Corp., 1.50%, 02/01/24	9,915	9,473,782
Zscaler Inc., 0.13%, 07/01/25	10,307	12,674,827

		80,797,763

Cosmetics & Personal Care — 0.3%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	6,750	5,349,645

Diversified Financial Services — 1.7%
Coinbase Global Inc., 0.50%, 06/01/26	13,550	9,087,714
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	4,925	5,303,683
LendingTree Inc., 0.50%, 07/15/25	4,761	3,389,546
PRA Group Inc., 3.50%, 06/01/23	3,025	2,993,147
SoFi Technologies Inc., 0.00% 10/15/26(a)(b)	10,893	7,843,723
Upstart Holdings Inc., 0.25%, 08/15/26	5,950	3,310,401

		31,928,214

Electric — 0.6%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	5,137	6,020,204
Ormat Technologies Inc., 2.50%, 07/15/27(a)	3,950	4,687,702

		10,707,906

82	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.4%
Itron Inc., 0.00% 03/15/26(b)	$3,875	$3,107,673
Vishay Intertechnology Inc., 2.25%, 06/15/25	4,084	3,948,207

		7,055,880

Energy - Alternate Sources — 2.7%
Array Technologies Inc., 1.00%, 12/01/28(a)	3,250	2,970,792
Enphase Energy Inc.
0.00%, 03/01/26(b)	5,868	7,197,395
0.00%, 03/01/28(b)	5,015	6,451,848
NextEra Energy Partners LP
0.00%, 06/15/24(a)(b)	4,325	4,164,413
0.00%, 11/15/25(a)(b)	5,595	5,803,302
SolarEdge Technologies Inc., 0.00% 09/15/25(b)	5,510	6,180,181
Stem Inc., 0.50%, 12/01/28(a)	4,000	3,014,120
Sunnova Energy International Inc.
0.25%, 12/01/26	5,000	3,855,050
2.63%, 02/15/28(a)	5,500	4,447,025
SunPower Corp., 4.00%, 01/15/23	3,975	4,035,301
Sunrun Inc., 0.00% 02/01/26(b)(c)	3,225	2,154,171

		50,273,598

Entertainment — 1.9%
Cinemark Holdings Inc., 4.50%, 08/15/25	3,990	4,132,962
DraftKings Inc., 0.00% 03/15/28(b)	11,175	6,973,424
Live Nation Entertainment Inc.
2.00%, 02/15/25	3,688	3,800,336
2.50%, 03/15/23	4,765	5,773,274
Marriott Vacations Worldwide Corp., 0.00% 01/15/26(b)	5,205	5,310,453
Penn National Gaming Inc., 2.75%, 05/15/26	3,114	4,937,808
Vail Resorts Inc., 0.00% 01/01/26(b)	5,200	4,629,040

		35,557,297

Food — 0.4%
Beyond Meat Inc., 0.00% 03/15/27(b)	10,675	2,821,189
Post Holdings Inc., 2.50%, 08/15/27(a)	5,175	5,391,522

		8,212,711

Health Care - Products — 4.4%
Alphatec Holdings Inc., 0.75%, 08/01/26	2,600	2,202,070
CONMED Corp., 2.25%, 06/15/27(a)	7,150	6,245,168
Envista Holdings Corp., 2.38%, 06/01/25	4,751	7,871,172
Exact Sciences Corp.
0.38%, 03/15/27	6,505	4,586,415
0.38%, 03/01/28	10,235	6,597,481
1.00%, 01/15/25	2,275	2,081,716
Glaukos Corp., 2.75%, 06/15/27	2,498	3,310,924
Haemonetics Corp., 0.00% 03/01/26(b)	4,350	3,585,140
Insulet Corp., 0.38%, 09/01/26	6,965	9,010,481
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	5,013	4,667,755
LivaNova USA Inc., 3.00%, 12/15/25	2,495	2,695,124
Natera Inc., 2.25%, 05/01/27	2,614	3,707,018
Novocure Ltd., 0.00% 11/01/25(b)	5,010	4,328,840
NuVasive Inc.
0.38%, 03/15/25	3,916	3,421,840
1.00%, 06/01/23	3,886	3,790,055
Omnicell Inc., 0.25%, 09/15/25	5,018	5,012,530
Repligen Corp., 0.38%, 07/15/24	2,504	4,250,064
SmileDirectClub Inc., 0.00% 02/01/26(a)(b)	5,125	495,895
Tandem Diabetes Care Inc., 1.50%, 05/01/25(a)	2,475	2,326,005

		80,185,693

Health Care - Services — 0.9%
Accolade Inc., 0.50%, 04/01/26	2,375	1,764,672
Invitae Corp., 2.00%, 09/01/24	3,055	2,450,141

Security	Par (000)	Value

Health Care - Services (continued)
Oak Street Health Inc., 0.00% 03/15/26(b)	$8,000	$6,093,760
Teladoc Health Inc., 1.25%, 06/01/27	8,865	6,663,466

		16,972,039

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 4.63%, 03/01/24	3,685	3,958,059

Home Builders — 0.4%
LCI Industries, 1.13%, 05/15/26	4,300	3,767,961
Winnebago Industries Inc., 1.50%, 04/01/25	2,625	2,938,058

		6,706,019

Internet — 21.6%
Airbnb Inc., 0.00% 03/15/26(b)	17,600	14,727,680
Booking Holdings Inc., 0.75%, 05/01/25	7,706	9,978,731
Etsy Inc.
0.13%, 10/01/26	5,807	7,481,913
0.13%, 09/01/27	5,823	5,031,363
0.25%, 06/15/28	8,925	6,913,751
Expedia Group Inc., 0.00% 02/15/26(b)	8,920	7,702,598
Farfetch Ltd., 3.75%, 05/01/27	3,575	3,383,988
Fiverr International Ltd., 0.00% 11/01/25(b)	4,014	3,184,306
fuboTV Inc., 3.25%, 02/15/26	3,500	1,772,890
Hello Group Inc., 1.25%, 07/01/25	5,003	4,628,075
iQIYI Inc.
2.00%, 04/01/25, (Put 04/01/23)	9,044	7,335,679
3.75%, 12/01/23	950	887,414
4.00%, 12/15/26	8,535	5,388,145
JOYY Inc.
0.75%, 06/15/25	4,405	4,108,808
1.38%, 06/15/26	4,350	3,663,179
Lyft Inc., 1.50%, 05/15/25	6,690	5,923,928
Magnite Inc., 0.25%, 03/15/26	3,325	2,418,406
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	5,275	4,603,334
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	4,960	4,253,696
MercadoLibre Inc., 2.00%, 08/15/28	3,800	8,090,884
Okta Inc.
0.13%, 09/01/25	9,445	7,948,534
0.38%, 06/15/26	10,252	8,232,048
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	8,350	4,297,745
Palo Alto Networks Inc.
0.38%, 06/01/25	18,313	32,268,239
0.75%, 07/01/23	15,000	29,054,550
Perficient Inc., 0.13%, 11/15/26(a)	3,275	2,463,062
Pinduoduo Inc., 0.00% 12/01/25(b)	17,540	15,757,936
Q2 Holdings Inc.
0.13%, 11/15/25	3,050	2,474,618
0.75%, 06/01/26	2,830	2,291,253
RealReal Inc., 1.00%, 03/01/28	2,450	1,208,365
Sea Ltd.
0.25%, 09/15/26	26,075	18,062,674
2.38%, 12/01/25	10,300	9,732,676
Shopify Inc., 0.13%, 11/01/25	8,237	6,959,524
Snap Inc.
0.00%, 05/01/27(b)	10,025	6,899,506
0.13%, 03/01/28(a)	13,625	9,062,669
0.25%, 05/01/25	2,273	2,060,656
0.75%, 08/01/26	7,590	6,534,231
Spotify USA Inc., 0.00% 03/15/26(b)	13,070	10,423,456
TechTarget Inc., 0.00% 12/15/26(a)(b)	3,775	3,011,204
TripAdvisor Inc., 0.25%, 04/01/26	3,125	2,507,438

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) October 31, 2022	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Twitter Inc.
0.00%, 03/15/26(b)	$12,750	$12,689,820
0.25%, 06/15/24	10,455	11,723,923
Uber Technologies Inc., 0.00% 12/15/25(b)	10,270	8,479,425
Upwork Inc., 0.25%, 08/15/26	5,275	3,936,047
Vnet Group Inc, 0.00% 02/01/26(b)	5,200	4,323,852
Wayfair Inc.
0.63%, 10/01/25	13,260	8,685,167
1.00%, 08/15/26	7,920	4,902,955
3.25%, 09/15/27(a)	5,350	4,645,458
Weibo Corp., 1.25%, 11/15/22	7,666	7,607,892
Wix.com Ltd.
0.00%, 07/01/23(b)	3,056	2,992,099
0.00%, 08/15/25(b)	4,997	4,158,853
Zendesk Inc., 0.63%, 06/15/25	10,248	10,121,232
Ziff Davis Inc., 1.75%, 11/01/26(a)	4,931	4,793,573
Zillow Group Inc.
0.75%, 09/01/24	5,300	5,484,069
1.38%, 09/01/26	4,340	4,347,074
2.75%, 05/15/25	5,400	5,062,446

		396,683,037

Iron & Steel — 0.6%
Allegheny Technologies Inc., 3.50%, 06/15/25	2,544	5,130,561
U.S. Steel Corp., 5.00%, 11/01/26	3,230	5,438,642

		10,569,203

Leisure Time — 2.8%
Callaway Golf Co., 2.75%, 05/01/26	2,238	2,814,486
Carnival Corp., 5.75%, 10/01/24	3,000	3,486,480
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51 (Call 03/27/25)(a)	2,850	2,011,416
NCL Corp. Ltd.
1.13%, 02/15/27(a)	10,025	7,627,521
2.50%, 02/15/27(a)	4,425	3,423,357
5.38%, 08/01/25	4,130	4,938,778
Peloton Interactive Inc., 0.00% 02/15/26(b)	8,960	6,439,731
Royal Caribbean Cruises Ltd.
4.25%, 06/15/23	5,017	5,093,309
6.00%, 08/15/25(a)	10,525	13,748,281
Virgin Galactic Holdings Inc, 2.50%, 02/01/27(a)	4,025	2,129,185

		51,712,544

Lodging — 0.5%
H World Group Ltd., 0.38%, 11/01/22	4,140	4,108,536
Huazhu Group Ltd., 3.00%, 05/01/26, (Put 05/01/24)	4,754	4,504,415

		8,612,951

Machinery — 0.9%
Chart Industries Inc., 1.00%, 11/15/24(a)	2,245	8,513,758
Middleby Corp. (The), 1.00%, 09/01/25	6,707	8,120,970

		16,634,728

Manufacturing — 0.2%
John Bean Technologies Corp., 0.25%, 05/15/26	3,500	2,982,630

Media — 5.2%
Cable One Inc.
0.00%, 03/15/26(b)	5,250	4,060,875
1.13%, 03/15/28	2,741	2,007,837
DISH Network Corp.
0.00%, 12/15/25(b)	18,060	12,232,038
2.38%, 03/15/24	9,035	8,236,848
3.38%, 08/15/26	27,605	19,110,389

Security	Par (000)	Value

Media (continued)
Liberty Broadband Corp.
1.25%, 09/30/50 (Call 10/05/23)(a)	$7,175	$6,822,062
2.75%, 09/30/50 (Call 10/05/23)(a)	5,073	4,901,330
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	3,150	3,397,496
Liberty Latin America Ltd., 2.00%, 07/15/24	3,471	3,082,907
Liberty Media Corp.
0.50%, 12/01/50 (Call 09/01/24)(a)	8,000	8,560,400
1.38%, 10/15/23	8,720	11,264,845
2.13%, 03/31/48 (Call 04/07/23)(a)	3,353	3,182,466
2.75%, 12/01/49 (Call 12/01/24)(a)	5,262	4,865,877
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27(a)	4,200	3,882,480

		95,607,850

Metal Fabricate & Hardware — 0.2%
Xometry Inc., 1.00%, 02/01/27(a)	2,500	3,060,325

Mining — 0.4%
Lithium Americas Corp., 1.75%, 01/15/27(a)	2,525	2,180,009
MP Materials Corp., 0.25%, 04/01/26(a)	6,300	6,029,982

		8,209,991

Oil & Gas — 2.7%
CNX Resources Corp., 2.25%, 05/01/26	3,110	4,555,746
EQT Corp., 1.75%, 05/01/26	3,615	10,298,484
Nabors Industries Inc., 0.75%, 01/15/24	2,650	2,473,855
Northern Oil & Gas Inc., 3.63%, 04/15/29	4,500	5,051,430
Pioneer Natural Resources Co., 0.25%, 05/15/25	9,749	25,054,930
Transocean Inc., 4.00%, 12/15/25	2,725	2,892,669

		50,327,114

Pharmaceuticals — 4.0%
Aerie Pharmaceuticals Inc., 1.50%, 10/01/24	2,725	2,677,749
Aphria Inc., 5.25%, 06/01/24(a)	2,300	2,190,474
Ascendis Pharma A/S, 2.25%, 04/01/28(a)	5,000	4,890,450
Clovis Oncology Inc., 1.25%, 05/01/25	2,525	1,529,948
Dexcom Inc., 0.25%, 11/15/25	10,520	11,578,838
DexCom Inc., 0.75%, 12/01/23	7,254	21,384,212
Herbalife Nutrition Ltd., 2.63%, 03/15/24	4,785	4,405,884
Jazz Investments I Ltd.
1.50%, 08/15/24	4,972	4,770,137
2.00%, 06/15/26	9,075	10,187,504
Pacira BioSciences Inc., 0.75%, 08/01/25	3,670	3,571,717
Revance Therapeutics Inc., 1.75%, 02/15/27	2,600	2,565,446
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	3,505	3,429,432

		73,181,791

Real Estate — 0.5%
Radius Global Infrastructure Inc., 2.50%, 09/15/26(a)	2,325	1,820,824
Realogy Group LLC/Realogy Co.-Issuer Corp., 0.25%, 06/15/26	3,825	2,575,984
Redfin Corp.
0.00%, 10/15/25(b)	6,108	3,142,322
0.50%, 04/01/27	5,125	2,191,757

		9,730,887

Real Estate Investment Trusts — 1.2%
Arbor Realty Trust Inc., 7.50%, 08/01/25(a)	2,600	2,500,550
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	2,775	2,426,432
Pebblebrook Hotel Trust, 1.75%, 12/15/26	6,745	5,955,161
PennyMac Corp., 5.50%, 03/15/26	2,860	2,321,405
Starwood Property Trust Inc., 4.38%, 04/01/23 (Call 01/01/23)	2,175	2,154,207
Summit Hotel Properties Inc., 1.50%, 02/15/26	2,770	2,529,896

84	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Two Harbors Investment Corp., 6.25%, 01/15/26	$2,500	$2,053,650
Uniti Fiber Holdings Inc., 4.00%, 06/15/24(a)	2,904	2,734,087

		22,675,388

Retail — 1.2%
Burlington Stores Inc., 2.25%, 04/15/25	4,602	4,678,715
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	2,925	2,402,332
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26	2,600	2,342,132
Guess? Inc., 2.00%, 04/15/24	2,800	2,737,672
National Vision Holdings Inc., 2.50%, 05/15/25	3,597	4,813,217
Patrick Industries Inc., 1.75%, 12/01/28(a)	2,200	1,606,132
Shake Shack Inc., 0.00% 03/01/28(b)	1,975	1,344,837
Vroom Inc., 0.75%, 07/01/26	4,900	1,381,408

		21,306,445

Semiconductors — 2.6%
Impinj Inc., 1.13%, 05/15/27(a)	3,050	3,769,586
MACOM Technology Solutions Holdings Inc., 0.25%, 03/15/26	4,125	3,935,704
Microchip Technology Inc., 0.13%, 11/15/24	5,800	5,858,290
ON Semiconductor Corp., 0.00% 05/01/27(b)	7,200	9,511,056
Semtech Corp., 1.63%, 11/01/27	2,000	1,946,600
Silicon Laboratories Inc., 0.63%, 06/15/25	4,916	5,570,270
SMART Global Holdings Inc., 2.25%, 02/15/26	2,075	1,973,761
Wolfspeed Inc.
0.25%, 02/15/28(a)	7,025	6,457,029
1.75%, 05/01/26	5,001	8,870,724

		47,893,020

Software — 17.5%
1Life Healthcare Inc., 3.00%, 06/15/25	2,600	2,521,246
8x8 Inc., 0.50%, 02/01/24	4,371	3,843,114
Akamai Technologies Inc.
0.13%, 05/01/25	10,287	11,106,668
0.38%, 09/01/27	11,026	10,921,143
Alteryx Inc.
0.50%, 08/01/24	3,350	3,030,075
1.00%, 08/01/26	3,492	2,795,590
Avalara Inc., 0.25%, 08/01/26	8,725	8,668,549
Bandwidth Inc.
0.25%, 03/01/26	3,480	2,229,566
0.50%, 04/01/28	2,083	1,222,263
Bentley Systems Inc.
0.13%, 01/15/26	6,250	5,478,625
0.38%, 07/01/27	4,975	3,881,346
BigCommerce Holdings Inc., 0.25%, 10/01/26	3,000	2,206,920
Bilibili Inc.
0.50%, 12/01/26(a)	12,250	7,290,342
1.25%, 06/15/27	7,159	6,406,231
1.38%, 04/01/26	3,715	2,822,508
Bill.com Holdings Inc.
0.00%, 12/01/25(b)	10,395	11,557,473
0.00%, 04/01/27(b)	5,000	3,953,000
Blackline Inc.
0.00%, 03/15/26(b)	9,990	8,099,892
0.13%, 08/01/24	2,188	2,218,348
Box Inc., 0.00% 01/15/26(b)	2,975	3,690,160
Ceridian HCM Holding Inc., 0.25%, 03/15/26	5,050	4,296,894
Cloudflare Inc., 0.00% 08/15/26(b)	11,375	9,196,460
Confluent Inc., 0.00% 01/15/27(a)(b)	9,575	7,136,152
Coupa Software Inc.
0.13%, 06/15/25	7,000	6,015,800

Security	Par (000)	Value

Software (continued)
0.38%, 06/15/26	$12,232	$9,755,754
Datadog Inc., 0.13%, 06/15/25	6,729	7,676,510
DigitalOcean Holdings Inc., 0.00% 12/01/26(a)(b)	13,250	9,707,082
DocuSign Inc, 0.00% 01/15/24(b)	6,335	5,956,800
Dropbox Inc.
0.00%, 03/01/26(b)	6,015	5,354,733
0.00%, 03/01/28(b)	6,320	5,475,458
Envestnet Inc.
0.75%, 08/15/25	4,560	3,915,854
1.75%, 06/01/23	3,105	3,083,979
Everbridge Inc.
0.00%, 03/15/26(b)	3,275	2,802,057
0.13%, 12/15/24	3,845	3,397,750
Fastly Inc., 0.00% 03/15/26(b)	6,225	4,423,423
Five9 Inc., 0.50%, 06/01/25	6,490	5,760,394
Guidewire Software Inc., 1.25%, 03/15/25	3,649	3,300,046
HubSpot Inc., 0.38%, 06/01/25	4,289	5,371,501
Jamf Holding Corp., 0.13%, 09/01/26	3,250	2,682,030
LivePerson Inc., 0.00% 12/15/26(b)	4,585	3,201,751
MicroStrategy Inc.
0.00%, 02/15/27(b)	9,325	4,301,343
0.75%, 12/15/25	5,750	4,755,883
MongoDB Inc., 0.25%, 01/15/26	10,489	11,857,500
New Relic Inc., 0.50%, 05/01/23	4,450	4,360,244
Nutanix Inc., 0.25%, 10/01/27	5,000	4,347,400
PagerDuty Inc., 1.25%, 07/01/25	2,700	2,649,456
Pegasystems Inc., 0.75%, 03/01/25	5,502	4,593,070
Porch Group Inc., 0.75%, 09/15/26(a)	4,000	2,060,040
Progress Software Corp., 1.00%, 04/15/26	3,425	3,532,579
RingCentral Inc.
0.00%, 03/01/25(b)	8,853	7,363,394
0.00%, 03/15/26(b)	5,646	4,321,844
Splunk Inc.
0.50%, 09/15/23	6,968	6,723,981
1.13%, 09/15/25	7,656	7,130,492
1.13%, 06/15/27	11,166	9,512,539
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26	2,828	2,253,068
Tyler Technologies Inc., 0.25%, 03/15/26	5,415	5,113,926
Unity Software Inc., 0.00% 11/15/26(a)(b)	15,175	11,051,649
Verint Systems Inc., 0.25%, 04/15/26	2,660	2,266,533
Workiva Inc., 1.13%, 08/15/26	3,225	3,780,442
Zynga Inc., 0.25%, 06/01/24	6,491	7,106,412

		321,535,282

Telecommunications — 0.7%
GDS Holdings Ltd., 2.00%, 06/01/25, (Put 06/01/23)	2,745	2,505,142
Infinera Corp., 3.75%, 08/01/28(a)	3,000	3,218,820
InterDigital Inc., 3.50%, 06/01/27(a)	4,000	3,747,240
Nice Ltd., 0.00% 09/15/25(b)	3,879	3,629,270

		13,100,472

Transportation — 0.9%
Air Transport Services Group Inc., 1.13%, 10/15/24	2,449	2,647,639
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	2,625	4,398,581
CryoPort Inc., 0.75%, 12/01/26(a)	3,450	2,598,333
ZTO Express Cayman Inc., 1.50%, 09/01/27, (Put 09/02/25)(a)	8,700	7,068,924

		16,713,477

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) October 31, 2022	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.2%
Greenbrier Companies Inc., 2.88%, 04/15/28	$3,250	$2,918,630

Total Convertible Bonds — 99.2% (Cost: $2,206,507,851)		1,822,005,889

Common Stocks

Media — 0.0%
Gannett Co. Inc.(d)	250	362,500

Total Common Stocks — 0.0% (Cost $1,444,315)		362,500

Total Long-Term Investments — 99.2% (Cost: $2,207,952,166)		1,822,368,389

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	310	310,355
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	10,280	10,280,000

Total Short-Term Securities — 0.6% (Cost: $10,590,441)		10,590,355

Total Investments — 99.8% (Cost: $2,218,542,607)		1,832,958,744

Other Assets Less Liabilities — 0.2%		2,886,245

Net Assets — 100.0%		$1,835,844,989

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$310,579	(a)	$—	$(138)	$(86)	$310,355	310	$1,045	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,430,000	5,850,000	(a)	—	—	—	10,280,000	10,280	75,542		—

					$(138)	$(86)	$10,590,355		$76,587		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

86	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Convertible Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Convertible Bonds	$—	$1,822,005,889	$—	$1,822,005,889
Common Stocks	362,500	—	—	362,500
Money Market Funds	10,590,355	—	—	10,590,355

	$10,952,855	$1,822,005,889	$—	$1,832,958,744

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments October 31, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Auto Manufacturers — 5.0%
American Honda Finance Corp.
3.13%, 02/22/23, (3 mo. LIBOR US + 0.150%)(a)	$4,870	$4,861,526
3.28%, 05/10/23, (3 mo. LIBOR US + 0.370%)(a)(b)	17,192	17,176,527
3.39%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)(b)	4,688	4,687,437
3.59%, 09/08/23, (3 mo. LIBOR US + 0.420%)(a)(b)	12,782	12,736,113
4.20%, 01/12/24, (3 mo. LIBOR US + 0.280%)(a)(b)	18,974	18,861,105
BMW U.S. Capital LLC
3.00%, 08/12/24, (SOFR + 0.380%)(a)(b)(c)	25,802	25,521,274
3.56%, 04/01/24, (SOFR + 0.530%)(a)(b)(c)	23,875	23,756,580
3.87%, 04/01/25, (SOFR + 0.840%)(a)(c)	13,367	13,297,893
Daimler Trucks Finance North America LLC
3.29%, 06/14/23, (SOFR + 0.500%)(a)(b)(c)	12,477	12,436,824
3.50%, 12/14/23, (SOFR + 0.500%)(a)(c)	12,010	11,952,112
3.64%, 12/13/24, (SOFR + 0.750%)(a)(b)(c)	13,925	13,748,013
4.04%, 04/05/24, (SOFR + 0.750%)(a)(c)	25,445	25,278,590
General Motors Financial Co. Inc.
3.56%, 03/08/24, (SOFR + 0.760%)(a)	20,140	19,780,299
3.65%, 10/15/24, (SOFR + 0.620%)(a)	14,493	14,056,181
3.74%, 02/26/27, (SOFR + 0.620%)(a)	11,285	10,502,611
3.85%, 11/17/23, (SOFR + 1.200%)(a)	30,188	29,936,232
4.34%, 04/07/25, (SOFR + 1.040%)(a)	10,515	10,253,807
4.74%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)	13,967	13,963,368
Mercedes-Benz Finance North America LLC, 3.65%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	9,814	9,823,618
Nissan Motor Acceptance Corp., 3.81%, 03/08/24, (3 mo. LIBOR US + 0.640%)(a)(c)	14,900	14,653,703
Toyota Motor Credit Corp.
3.12%, 09/13/24, (SOFR + 0.290%)(a)	19,160	18,915,902
3.16%, 06/18/24, (SOFR + 0.260%)(a)	27,994	27,664,231
3.36%, 04/06/23, (SOFR + 0.320%)(a)	17,229	17,211,771
3.36%, 01/13/25, (SOFR + 0.290%)(a)	27,109	26,641,641
3.37%, 01/11/24, (SOFR + 0.330%)(a)(b)	26,613	26,448,532
3.60%, 03/22/24, (SOFR + 0.320%)(a)(b)	8,856	8,824,473
Volkswagen Group of America Finance LLC, 3.72%, 06/07/24(a)(c)	27,565	27,469,625

		460,459,988

Banks — 48.6%
American Express Co.
4.34%, 04/25/26 (Call 04/25/25), (3 mo. LIBOR US + 1.230%)(a)	28,905	28,562,476
4.35%, 04/26/26 (Call 04/26/25), (SOFR + 1.180%)(a)	17,270	17,023,039
ANZ New Zealand Int’l Ltd./London, 3.25%, 02/18/25, (SOFR + 0.600%)(a)(c)	14,029	13,862,476
ASB Bank Ltd., 4.24%, 06/14/23, (3 mo. LIBOR US + 0.970%)(a)(b)(c)	11,197	11,213,348
Australia & New Zealand Banking Group Ltd., 3.47%, 11/21/22, (3 mo. LIBOR US + 0.490%)(a)(c)	16,454	16,447,583
Banco Santander SA
3.88%, 05/24/24, (SOFR + 1.240%)(a)	25,800	25,749,432
4.05%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)	17,132	17,126,689
5.04%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)	18,205	18,193,713
Bank of America Corp.
3.60%, 02/05/26 (Call 02/05/25), (3 mo. LIBOR US + 0.770%)(a)(b)	53,670	52,524,145
3.72%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)(b)	23,237	22,825,705
3.76%, 10/24/24 (Call 10/24/23), (SOFR + 0.730%)(a)(b)	15,582	15,383,641
3.95%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(a)	54,349	54,134,865

Security	Par (000)	Value

Banks (continued)
4.00%, 07/22/27 (Call 07/22/26), (SOFR + 0.970%)(a)(b)	$15,145	$14,560,100
4.05%, 09/15/26, (3 mo. LIBOR US + 0.760%)(a)(b)	11,050	10,684,908
4.14%, 04/25/25(a)	16,690	16,522,266
4.37%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(a)	17,910	17,697,766
5.28%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.960%)(a)(b)	22,611	22,542,489
Series 2025, 3.28%, 02/04/25 (Call 02/04/24), (SOFR + 0.660%)(a)(b)	25,755	25,309,696
Bank of Montreal
3.14%, 09/15/23, (SOFR + 0.265%)(a)	19,404	19,301,353
3.15%, 12/08/23, (SOFR + 0.350%)(a)	23,130	22,984,050
3.30%, 04/14/23, (SOFR + 0.270%)(a)	11,454	11,427,656
3.36%, 07/09/24, (SOFR + 0.320%)(a)	20,385	20,034,174
3.49%, 09/15/26, (SOFR + 0.620%)(a)(b)	15,476	14,817,187
3.50%, 03/10/23, (SOFR + 0.680%)(a)	48,302	48,282,196
3.50%, 01/10/25, (SOFR + 0.465%)(a)	17,231	16,867,943
3.51%, 03/08/24, (SOFR + 0.710%)(a)	18,799	18,666,279
3.82%, 06/07/25(a)(b)	12,320	12,198,155
Bank of New York Mellon Corp., 3.64%, 04/25/25 (Call 03/25/25)(a)	18,220	18,002,089
Bank of New York Mellon Corp. (The)
3.29%, 04/26/24 (Call 03/26/24), (SOFR + 0.260%)(a)(b)	14,494	14,347,756
Series J, 3.22%, 10/25/24 (Call 09/25/24), (SOFR + 0.200%)(a)	11,161	10,930,191
Bank of New Zealand, 3.84%, 01/27/27, (SOFR + 0.810%)(a)(c)	13,350	13,087,673
Bank of Nova Scotia (The)
3.13%, 09/15/23, (SOFR + 0.260%)(a)(b)	21,503	21,386,239
3.29%, 03/02/26, (SOFR + 0.545%)(a)	9,534	9,200,119
3.42%, 09/15/23, (SOFR + 0.550%)(a)	53,438	53,198,063
3.44%, 07/31/24, (SOFR + 0.380%)(a)(b)	24,236	23,905,906
3.48%, 04/15/24, (SOFR + 0.445%)(a)(b)	25,077	24,806,168
3.48%, 09/15/26, (SOFR + 0.610%)(a)(b)	10,780	10,338,882
3.50%, 01/10/25, (SOFR + 0.460%)(a)(b)	10,295	10,086,012
3.78%, 03/11/24, (SOFR + 0.960%)(a)	9,662	9,631,468
3.94%, 04/11/25(a)	12,955	12,771,687
Banque Federative du Credit Mutuel SA
3.00%, 02/04/25, (SOFR + 0.410%)(a)(c)	25,086	24,422,224
5.20%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(c)	14,305	14,350,204
Barclays PLC, 4.30%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(a)	53,802	53,165,522
BPCE SA
3.60%, 01/14/25, (SOFR + 0.570%)(a)(c)	13,340	13,069,598
4.48%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)(c)	18,506	18,525,431
Canadian Imperial Bank of Commerce
3.26%, 12/14/23, (SOFR + 0.400%)(a)(b)	21,691	21,552,611
3.32%, 06/22/23, (SOFR + 0.340%)(a)	28,375	28,299,522
3.45%, 10/18/24, (SOFR + 0.420%)(a)	26,465	25,957,137
3.77%, 03/17/23, (SOFR + 0.800%)(a)(b)	43,870	43,854,207
3.91%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)(b)	17,776	17,758,224
3.98%, 04/07/25(a)(b)	20,035	19,805,800
Citigroup Inc.
3.71%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)(b) .	16,255	15,420,468
3.72%, 01/25/26 (Call 01/25/25), (SOFR + 1.528%)(a)	19,896	19,284,795
3.73%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	21,701	21,224,229
3.78%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(a)	20,140	20,118,652
4.04%, 05/17/24 (Call 05/17/23), (3 mo. LIBOR US + 1.100%)(a)	54,510	54,495,827
4.11%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	36,244	36,137,805

88	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 03/17/26 (Call 03/17/25), (SOFR + 1.280%)(a)	$16,140	$16,040,255
4.99%, 07/01/26 (Call 07/01/25), (3 mo. LIBOR US + 1.250%)(a)(b)	23,454	23,360,184
Commonwealth Bank of Australia
3.39%, 06/15/26, (SOFR + 0.520%)(a)(c)	17,476	17,087,509
3.44%, 07/07/25, (SOFR + 0.400%)(a)(b)(c)	56,111	55,140,841
3.60%, 03/14/25, (SOFR + 0.400%)(a)(b)(c)	26,720	26,550,862
3.83%, 03/14/27, (SOFR + 0.740%)(a)(b)(c)	12,935	12,825,829
3.98%, 06/04/24, (3 mo. LIBOR US + 0.820%)(a)(b)(c)	7,800	7,776,288
4.18%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	4,754	4,750,387
Cooperatieve Rabobank UA/NY
3.34%, 01/12/24, (SOFR + 0.300%)(a)(b)	31,645	31,406,713
3.42%, 01/10/25, (SOFR + 0.300%)(a)	23,515	23,165,802
4.39%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)	8,840	8,832,840
Credit Agricole SA/London, 5.34%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(c)	21,259	21,263,464
Credit Suisse AG/New York NY
2.97%, 02/02/24, (SOFR + 0.390%)(a)	26,175	25,053,401
2.98%, 08/09/23, (SOFR + 0.380%)(a)	32,990	32,096,961
3.92%, 02/21/25, (SOFR + 0.380%)(a)	4,750	4,462,815
Credit Suisse Group AG
4.47%, 12/14/23 (Call 12/14/22), (3 mo. LIBOR US + 1.200%)(a)(b)(c)	24,435	23,376,476
4.48%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(c)	34,530	32,546,942
Danske Bank A/S, 4.30%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(b)(c)	15,244	15,228,604
DBS Group Holdings Ltd., 2.93%, 11/22/24, (SOFR + 0.300%)(a)(c)	5,900	5,848,375
Deutsche Bank AG/New York NY
4.11%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)	17,201	17,195,840
4.27%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)(b)	14,275	14,263,295
Series E, 3.10%, 11/08/23, (SOFR + 0.500%)(a)(b)	26,890	26,529,674
DNB Bank ASA
3.72%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(c)	20,620	20,608,659
3.86%, 03/28/25 (Call 03/28/24), (3 mo. LIBOR US + 0.390%)(a)(c)	15,214	15,069,011
Federation des Caisses Desjardins du Quebec, 2.71%, 05/21/24, (SOFR + 0.430%)(a)(c)	12,401	12,237,307
Goldman Sachs Group Inc. (The)
3.19%, 11/17/23 (Call 11/17/22), (SOFR + 0.540%)(a)	20,022	19,913,881
3.32%, 09/10/24 (Call 09/10/23), (SOFR + 0.500%)(a)	14,269	13,981,908
3.37%, 12/06/23 (Call 12/06/22), (SOFR + 0.620%)(a)	23,140	22,967,838
3.38%, 03/08/24 (Call 03/08/23), (SOFR + 0.580%)(a)	21,901	21,614,097
3.47%, 09/10/27 (Call 09/10/26)(a)	10,800	10,163,124
3.52%, 10/21/24 (Call 10/21/23), (SOFR + 0.490%)(a)	21,686	21,210,426
3.60%, 12/09/26 (Call 12/09/25), (SOFR + 0.540%)(a)	10,430	9,991,106
3.62%, 03/09/27 (Call 03/09/26), (SOFR + 0.810%)(a)(b)	14,395	13,646,460
3.71%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)(b)	93,118	93,066,785
3.72%, 01/24/25 (Call 01/24/24), (SOFR + 0.620%)(a)	20,220	19,819,846
3.98%, 10/21/27 (Call 10/21/26), (SOFR + 0.920%)(a)	9,000	8,538,930
4.26%, 03/15/24, (SOFR + 1.390%)(a)(b)	14,300	14,264,107
4.64%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)(b)	65,156	65,352,120
Series ., 4.08%, 05/15/26 (Call 05/15/25), (3 mo. LIBOR US + 1.170%)(a)	53,685	52,790,608
HSBC Holdings PLC
3.23%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)	20,047	19,525,978
3.96%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)(b)	74,830	73,733,740
4.17%, 03/10/26 (Call 03/10/25), (SOFR + 0.580%)(a)	17,875	17,448,681

Security	Par (000)	Value

Banks (continued)
4.47%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(a)(b)	$19,383	$18,985,842
4.62%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 0.380%)(a)(b)	26,903	26,064,164
Huntington National Bank (The), 3.82%, 05/16/25 (Call 05/16/24), (SOFR + 1.190%)(a)(b)	17,150	16,974,898
ING Groep NV
4.04%, 04/01/27 (Call 04/01/26), (SOFR + 1.010%)(a)	16,200	15,427,098
4.67%, 03/28/26 (Call 03/28/25), (SOFR + 1.010%)(a)(b)	18,079	17,768,584
4.74%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)(b)	21,016	20,979,642
JPMorgan Chase & Co.
3.27%, 06/01/25 (Call 06/01/24), (SOFR + 0.535%)(a)	19,149	18,702,828
3.41%, 12/10/25 (Call 12/10/24), (SOFR + 0.600%)(a)	12,300	11,960,520
3.47%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)(b)	43,392	43,129,478
3.58%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)(b)	16,529	16,173,957
3.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.920%)(a)	27,051	26,354,166
3.83%, 06/14/25 (Call 06/14/24)(a)(b)	25,530	25,170,027
3.91%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)(b)	17,865	17,224,718
4.76%, 01/10/25 (Call 01/10/24), (3 mo. LIBOR US + 0.850%)(a)(b)	18,708	18,581,721
5.05%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)	26,747	26,630,383
5.21%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	35,907	35,828,723
KeyBank NA/Cleveland OH, 3.18%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(a)	500	494,055
Kreditanstalt fuer Wiederaufbau, 3.59%, 02/12/24, (SOFR + 1.000%)(a)	54,450	55,057,662
Macquarie Bank Ltd.
3.34%, 04/06/23, (SOFR + 0.300%)(a)(c)	1,965	1,955,627
4.28%, 03/21/25, (SOFR + 0.300%)(a)(b)(c)	19,465	19,359,889
Macquarie Group Ltd.
3.74%, 10/14/25 (Call 10/14/24), (SOFR + 0.710%)(a)(c)	21,802	21,188,056
3.92%, 09/23/27 (Call 09/23/26), (SOFR + 0.920%)(a)(c)	15,000	14,356,650
4.06%, 11/28/23 (Call 11/28/22), (3 mo. LIBOR US + 1.020%)(a)(c)	24,686	24,678,594
4.98%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(a)(c)	21,447	21,433,274
Mitsubishi UFJ Financial Group Inc.
3.84%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	26,565	26,557,030
4.17%, 09/12/25 (Call 09/12/24)(a)	19,680	19,605,413
4.68%, 07/18/25 (Call 07/18/24)(a)	15,000	15,022,650
5.19%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	66,420	66,425,978
Mizuho Financial Group Inc.
3.59%, 05/22/26 (Call 05/22/25), (SOFR + 0.960%)(a)(b)	27,035	26,282,616
3.63%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(a)	40,420	40,049,753
3.78%, 09/08/24 (Call 09/08/23), (3 mo. LIBOR US + 0.610%)(a)	12,690	12,514,624
3.95%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)	30,257	30,245,805
4.24%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(b)	23,265	23,106,565
4.90%, 07/10/24 (Call 07/10/23), (3 mo. LIBOR US + 0.990%)(a)	16,630	16,532,715
Morgan Stanley
3.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.950%)(a)(b)	27,240	26,596,591
3.66%, 01/24/25 (Call 01/24/24), (3 mo. LIBOR US + 0.140%)(a)(b)	44,631	43,766,051
4.08%, 05/08/24 (Call 05/08/23), (3 mo. LIBOR US + 1.220%)(a)(b)	69,876	69,927,708

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) October 31, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.20%, 04/17/25 (Call 04/17/24), (SOFR + 0.950%)(a)(b)	$17,685	$17,531,317
MUFG Union Bank NA, 3.55%, 12/09/22, (SOFR + 0.710%)(a)	4,308	4,305,803
National Australia Bank Ltd.
3.42%, 01/12/25, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	34,210	33,709,850
3.66%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(b)(c)	30,908	30,875,856
3.69%, 01/12/27, (SOFR + 0.380%)(a)(b)(c)	18,205	17,811,044
4.52%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	12,110	12,100,918
National Australia Bank Ltd/New York, 3.67%, 06/09/25(a)(c)	22,940	22,828,512
National Bank of Canada, 3.09%, 08/06/24, (SOFR + 0.490%)(a)	21,090	20,734,001
Natwest Group PLC, 5.19%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	33,528	33,293,304
NatWest Markets PLC
3.15%, 08/12/24, (SOFR + 0.530%)(a)(c)	12,150	11,889,018
3.79%, 09/29/26, (SOFR + 0.760%)(a)(c)	10,924	10,362,179
4.43%, 03/22/25, (SOFR + 0.760%)(a)(c)	15,500	15,334,305
Nordea Bank Abp, 3.71%, 06/06/25(a)(c)	700	695,233
Royal Bank of Canada
3.17%, 11/02/26, (SOFR + 0.590%)(a)	12,245	11,759,486
3.33%, 01/19/24, (SOFR + 0.300%)(a)	24,194	23,941,415
3.38%, 10/07/24, (SOFR + 0.340%)(a)	17,822	17,514,927
3.42%, 07/29/24, (SOFR + 0.360%)(a)	22,285	21,938,245
3.47%, 01/21/25, (SOFR + 0.590%)(a)(b)	14,460	14,218,663
3.48%, 10/26/23, (SOFR + 0.450%)(a)	36,108	35,889,186
3.55%, 01/20/26, (SOFR + 0.525%)(a)	10,268	9,927,616
3.60%, 04/27/26, (SOFR + 0.570%)(a)	11,768	11,356,238
3.74%, 01/21/27, (SOFR + 0.440%)(a)	10,966	10,595,240
4.41%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)(b)	12,600	12,574,422
4.44%, 01/17/23, (3 mo. LIBOR US + 0.360%)(a)(b)	28,905	28,868,869
Shinhan Bank Co. Ltd., 6.02%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(d)	15,645	15,947,887
Skandinaviska Enskilda Banken AB
3.40%, 09/01/23, (3 mo. LIBOR US + 0.320%)(a)(c)	17,679	17,574,517
3.77%, 06/09/25(a)(c)	19,450	19,259,973
3.88%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(c)	7,313	7,307,735
Societe Generale SA, 4.08%, 01/21/26 (Call 01/21/25), (3 mo. LIBOR US + 0.320%)(a)(b)(c)	29,467	27,887,274
Standard Chartered PLC
3.60%, 11/23/25 (Call 11/23/24), (SOFR + 0.930%)(a)(c)	17,965	17,282,150
4.77%, 03/30/26 (Call 03/30/25), (SOFR + 0.930%)(a)(c)	16,755	16,455,588
Sumitomo Mitsui Financial Group Inc.
3.92%, 01/14/27, (3 mo. LIBOR US + 0.080%)(a)(b)	17,625	17,169,570
4.82%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)(b)	15,631	15,622,872
4.88%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)	24,985	24,951,770
5.09%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)(b)	20,989	20,985,432
Sumitomo Mitsui Trust Bank Ltd., 3.29%, 09/16/24, (SOFR + 0.440%)(a)(b)(c)	23,300	23,063,505
Svenska Handelsbanken AB, 3.72%, 06/10/25(a)(b)(c)	19,250	19,088,877
Swedbank AB, 3.94%, 04/04/25, (SOFR + 0.440%)(a)(b)(c)	13,525	13,438,034
Toronto-Dominion Bank
3.45%, 01/10/25, (SOFR + 0.590%)(a)	14,850	14,528,646
3.71%, 03/08/24, (SOFR + 0.410%)(a)(b)	14,645	14,599,161
Toronto-Dominion Bank (The)
2.96%, 06/02/23, (SOFR + 0.220%)(a)	14,507	14,459,562
3.11%, 03/04/24, (SOFR + 0.355%)(a)(b)	32,195	31,864,679
3.17%, 09/10/24, (SOFR + 0.350%)(a)	32,385	31,883,032
3.28%, 01/06/23, (SOFR + 0.240%)(a)	16,306	16,293,607
3.41%, 09/10/26, (SOFR + 0.590%)(a)(b)	9,747	9,392,112

Security	Par (000)	Value

Banks (continued)
3.48%, 09/28/23, (SOFR + 0.450%)(a)(b)	$14,681	$14,620,221
3.51%, 01/27/23, (SOFR + 0.480%)(a)(b)	34,253	34,238,614
3.61%, 12/01/22, (3 mo. LIBOR US + 0.530%)(a)(b)	8,820	8,815,590
3.77%, 06/06/25(a)	14,615	14,451,312
4.87%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)(b)	13,527	13,517,666
Truist Bank
3.24%, 01/17/24 (Call 01/17/23), (SOFR + 0.200%)(a)	40,275	39,825,128
3.54%, 03/09/23, (SOFR + 0.730%)(a)(b)	4,107	4,085,397
Truist Financial Corp., 3.21%, 06/09/25 (Call 06/09/24), (SOFR + 0.400%)(a)	40,075	39,061,503
U.S. Bank NA/Cincinnati OH, 3.59%, 12/09/22, (3 mo. LIBOR US + 0.400%)(a)	8,952	8,949,404
UBS AG London, 3.51%, 01/13/25 (Call 12/13/24), (SOFR + 0.450%)(a)(c)	9,880	9,736,938
UBS AG/London
2.96%, 02/09/24, (SOFR + 0.360%)(a)(c)	40,130	39,802,539
3.05%, 08/09/24, (SOFR + 0.450%)(a)(c)	30,780	30,494,977
3.06%, 06/01/23, (SOFR + 0.320%)(a)(b)(c)	31,769	31,686,083
UBS Group AG, 4.20%, 05/12/26 (Call 05/12/25), (SOFR + 1.580%)(a)(c)	24,750	24,381,967
United Overseas Bank Ltd, 3.73%, 04/07/25(a)(b)(c)	705	703,752
Westpac Banking Corp.
2.95%, 11/18/24, (SOFR + 0.300%)(a)(b)	26,265	25,959,275
3.26%, 06/03/26, (SOFR + 0.520%)(a)(b)	14,545	14,194,756
3.63%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	25,058	25,054,993
3.70%, 08/26/25, (SOFR + 1.000%)(a)	21,150	21,119,544
3.78%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)	18,124	18,111,132
4.33%, 01/13/23, (3 mo. LIBOR US + 0.390%)(a)	19,668	19,648,332
4.48%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	13,673	13,664,113

		4,457,174,729

Chemicals — 0.1%
DuPont de Nemours Inc., 4.02%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)	11,336	11,333,619

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.71%, 09/29/23, (SOFR + 0.680%)(a)	20,405	19,973,638
AIG Global Funding, 3.25%, 12/15/23, (SOFR + 0.380%)(a)(b)(c)	8,200	8,173,842
Air Lease Corp., 3.64%, 12/15/22, (3 mo. LIBOR US + 0.350%)(a)(b)	21,300	21,283,386
American Express Co.
2.51%, 11/03/23, (SOFR + 0.230%)(a)	17,633	17,517,857
3.01%, 05/03/24(a)(b)	27,200	27,056,384
3.24%, 11/04/26 (Call 10/04/26), (SOFR + 0.650%)(a)(b)	17,553	17,037,644
3.55%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)(b)	17,465	17,442,121
3.68%, 03/04/25 (Call 02/01/25), (SOFR + 0.930%)(a)(b)	9,110	9,066,272
3.69%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(a)(b)	15,299	15,276,510
BOC Aviation Ltd., 4.77%, 09/26/23, (3 mo. LIBOR US + 1.125%)(a)(b)(d)	20,515	20,480,330
Capital One Financial Corp.
3.50%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(a)	30,662	29,838,419
3.99%, 05/09/25 (Call 05/09/24), (SOFR + 1.350%)(a)(b)	15,000	14,683,200
5.13%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)	11,274	11,267,687
Charles Schwab Corp., 3.92%, 03/03/27 (Call 02/03/27), (SOFR + 0.520%)(a)	21,890	21,363,545

90	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The)
3.15%, 05/13/26 (Call 04/13/26), (SOFR + 0.520%)(a)	$23,482	$22,759,459
3.40%, 03/18/24 (Call 02/18/24), (SOFR + 0.500%)(a)(b)	42,879	42,572,415

		315,792,709

Electric — 4.6%
American Electric Power Co. Inc., Series A, 4.92%, 11/01/23 (Call 12/01/22), (3 mo. LIBOR US + 0.480%)(a)(b)	21,400	21,251,484
CenterPoint Energy Inc., 3.28%, 05/13/24 (Call 11/16/22), (SOFR + 0.650%)(a)(b)	25,088	24,591,509
Dominion Energy Inc., Series D, 3.82%, 09/15/23 (Call 11/21/22), (3 mo. LIBOR US + 0.530%)(a)(b)	35,888	35,759,880
Duke Energy Corp., 3.07%, 06/10/23, (SOFR + 0.250%)(a)	17,651	17,527,090
Eversource Energy, 2.88%, 08/15/23, (SOFR + 0.250%)(a)	11,777	11,687,848
Florida Power & Light Co.
2.87%, 05/10/23 (Call 11/14/22), (SOFR + 0.250%)(a)(b)	34,076	33,970,024
3.42%, 01/12/24 (Call 11/14/22), (SOFR + 0.250%)(a)(b)	36,118	35,704,449
National Rural Utilities Cooperative Finance Corp.
3.00%, 08/07/23, (SOFR + 0.330%)(a)	7,730	7,685,166
Series D, 3.36%, 10/18/24, (SOFR + 0.330%)(a)	12,355	12,181,906
NextEra Energy Capital Holdings Inc.
2.69%, 11/03/23 (Call 12/01/22), (SOFR + 0.400%)(a)	45,629	45,113,849
3.25%, 02/22/23 (Call 12/01/22), (3 mo. LIBOR US + 0.270%)(a)	60,811	60,675,391
3.28%, 03/01/23, (SOFR + 0.540%)(a)	17,403	17,363,669
3.99%, 03/21/24 (Call 12/01/22), (SOFR + 0.400%)(a)	15,000	14,904,450
PPL Electric Utilities Corp., 3.35%, 06/24/24 (Call 11/14/22), (SOFR + 0.330%)(a)	24,184	23,842,280
Southern California Edison Co.
3.67%, 04/03/23, (SOFR + 0.640%)(a)(b)	2,292	2,287,714
3.86%, 04/01/24 (Call 04/01/23), (SOFR + 0.830%)(a)(b)	18,163	18,006,798
Southern Co. (The), Series 2021, 2.99%, 05/10/23 (Call 12/01/22), (SOFR + 0.370%)(a)	37,875	37,710,244

		420,263,751

Entertainment — 0.2%
Magallanes Inc., 4.65%, 03/15/24, (SOFR + 1.310%)(a)(b)(c)	18,530	18,455,324

Food — 0.2%
General Mills Inc., 5.09%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)(b)	13,754	13,788,523

Gas — 0.7%
Atmos Energy Corp., 3.57%, 03/09/23 (Call 12/01/22), (3 mo. LIBOR US + 0.380%)(a)(b)	3,820	3,808,502
CenterPoint Energy Resources Corp., 3.60%, 03/02/23 (Call 12/01/22), (3 mo. LIBOR US + 0.500%)(a)	23,559	23,490,208
Southern California Gas Co., 3.62%, 09/14/23 (Call 12/01/22), (3 mo. LIBOR US + 0.350%)(a)(b)	22,432	22,339,131
Spire Missouri Inc., 3.24%, 12/02/24 (Call 12/01/22), (SOFR + 0.370%)(a)	11,615	11,458,778

		61,096,619

Health Care - Products — 0.6%
Baxter International Inc.
3.00%, 12/01/23(a)(b)	16,760	16,601,618
3.14%, 11/29/24(a)	8,415	8,206,224
Thermo Fisher Scientific Inc.
3.42%, 10/18/23 (Call 12/01/22), (SOFR + 0.390%)(a)	18,470	18,345,512
3.56%, 10/18/24 (Call 12/01/22), (SOFR + 0.530%)(a)	14,547	14,394,402

		57,547,756

Security	Par (000)	Value

Health Care - Services — 0.6%
Roche Holdings Inc.
2.99%, 03/05/24, (SOFR + 0.240%)(a)(c)	$11,919	$11,846,771
3.15%, 09/11/23, (SOFR + 0.240%)(a)(b)(c)	22,425	22,368,265
3.48%, 03/10/25, (SOFR + 0.330%)(a)(b)(c)	22,630	22,484,036

		56,699,072

Insurance — 5.8%
Athene Global Funding
3.22%, 08/19/24, (SOFR + 0.560%)(a)(c)	15,870	15,416,912
3.38%, 05/24/24, (SOFR + 0.700%)(a)(c)	62,695	61,362,731
3.76%, 01/07/25, (SOFR + 0.715%)(a)(c)	14,210	13,783,274
Brighthouse Financial Global Funding
2.99%, 02/24/23, (SOFR + 0.310%)(a)(b)(c)	5,542	5,508,803
3.80%, 04/12/24, (SOFR + 0.760%)(a)(c)	16,130	15,927,246
Equitable Financial Life Global Funding, 3.43%, 04/06/23, (SOFR + 0.390%)(a)(b)(c)	5,582	5,553,755
GA Global Funding Trust
3.33%, 09/13/24, (SOFR + 0.500%)(a)(b)(c)	20,270	19,688,251
4.40%, 04/11/25, (SOFR + 0.500%)(a)(c)	19,590	19,226,997
Jackson National Life Global Funding, 3.64%, 01/06/23, (SOFR + 0.600%)(a)(b)(c)	21,765	21,753,900
MassMutual Global Funding II
2.96%, 06/02/23, (SOFR + 0.220%)(a)(b)(c)	2,806	2,791,493
3.30%, 10/21/24, (SOFR + 0.270%)(a)(c)	18,198	17,939,042
3.40%, 04/12/24, (SOFR + 0.360%)(a)(b)(c)	21,662	21,481,339
3.84%, 03/21/25, (SOFR + 0.270%)(a)(b)(c)	3,300	3,283,038
MET Tower Global Funding, 3.58%, 01/17/23, (SOFR + 0.550%)(a)(c)	15,837	15,835,258
Metropolitan Life Global Funding I
3.32%, 09/27/24, (SOFR + 0.300%)(a)(b)(c)	11,075	10,900,901
3.36%, 01/07/24, (SOFR + 0.320%)(a)(c)	19,232	19,102,761
3.61%, 01/13/23, (SOFR + 0.570%)(a)(b)(c)	33,777	33,785,782
3.88%, 03/21/25, (SOFR + 0.910%)(a)(c)	13,084	13,057,570
New York Life Global Funding
3.18%, 06/06/24(a)(b)(c)	21,645	21,505,606
3.22%, 06/30/23, (SOFR + 0.190%)(a)(c)	4,469	4,452,420
3.28%, 02/02/23, (SOFR + 0.220%)(a)(b)(c)	22,494	22,483,878
3.29%, 06/09/26, (SOFR + 0.480%)(a)(b)(c)	13,750	13,316,875
3.34%, 04/26/24, (SOFR + 0.310%)(a)(c)	11,076	10,990,272
3.36%, 01/14/25, (SOFR + 0.190%)(a)(c)	14,035	13,782,230
3.39%, 10/21/23, (SOFR + 0.360%)(a)(c)	6,655	6,641,623
3.64%, 04/21/25, (SOFR + 0.330%)(a)(c)	19,800	19,550,520
4.19%, 01/10/23, (3 mo. LIBOR US + 0.280%)(a)(b)(c)	18,596	18,574,801
Northwestern Mutual Global Funding, 3.35%, 03/25/24, (SOFR + 0.330%)(a)(b)(c)	12,596	12,477,094
Pacific Life Global Funding II
3.37%, 06/04/26, (SOFR + 0.620%)(a)(b)(c)	16,550	15,758,248
3.83%, 03/30/25, (SOFR+ 0.800%)(a)(c)	15,500	15,262,075
Pacific Life Global Funding II., 3.43%, 01/27/25, (SOFR + 0.620%)(a)(c)	4,355	4,245,515
Principal Life Global Funding II
3.07%, 08/23/24, (SOFR + 0.380%)(a)(c)	9,271	9,128,041
3.49%, 04/12/24, (SOFR + 0.450%)(a)(c)	11,443	11,402,606
Protective Life Global Funding, 4.01%, 03/28/25, (SOFR + 0.380%)(a)(b)(c)	15,475	15,328,452

		531,299,309

Internet — 0.6%
eBay Inc., 5.28%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)	14,082	14,076,367

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) October 31, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Tencent Holdings Ltd.
4.82%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(b)(d)	$26,923	$26,816,924
4.83%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(b)(d)	17,561	17,534,834

		58,428,125

Machinery — 1.7%
Caterpillar Financial Services Corp.
2.74%, 11/13/23, (SOFR + 0.450%)(a)(b)	900	898,956
2.80%, 11/17/22, (SOFR + 0.150%)(a)(b)	17,929	17,926,490
2.89%, 05/17/24, (SOFR + 0.245%)(a)(b)	17,630	17,500,772
3.10%, 09/13/24, (SOFR + 0.270%)(a)	27,482	27,165,957
3.21%, 01/10/24, (SOFR + 0.170%)(a)	25,527	25,394,770
John Deere Capital Corp.
3.16%, 07/10/23, (SOFR + 0.120%)(a)(b)	19,463	19,366,658
3.24%, 10/11/24, (SOFR + 0.200%)(a)(b)	19,619	19,360,029
3.28%, 03/07/25, (SOFR + 0.200%)(a)(b)	12,985	12,859,176
3.69%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)(b)	13,009	13,005,097

		153,477,905

Manufacturing — 0.4%
3M Co., 3.21%, 02/14/24, (3 mo. LIBOR US + 0.300%)(a)(b)	7,477	7,448,662
General Electric Co., 3.21%, 05/05/26, (3 mo. LIBOR US + 0.380%)(a)(b)	32,248	30,559,172

		38,007,834

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.09%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(a)	32,066	32,249,097
Comcast Corp., 4.71%, 04/15/24, (3 mo. LIBOR US + 0.630%)(a)	19,591	19,564,160

		51,813,257

Oil & Gas — 0.6%
Chevron Corp., 3.82%, 05/11/23, (3 mo. LIBOR US + 0.900%)(a)	18,470	18,518,761
Chevron USA Inc., 3.12%, 08/11/23, (3 mo. LIBOR US + 0.200%)(a)	18,810	18,763,916
Shell International Finance BV, 3.31%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)(b)	20,310	20,294,767

		57,577,444

Pharmaceuticals — 1.4%
AbbVie Inc., 3.63%, 11/21/22, (3 mo. LIBOR US + 0.650%)(a)	26,663	26,645,669
AstraZeneca PLC, 3.61%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)	11,913	11,916,455
Bayer U.S. Finance II LLC, 4.30%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(c)	44,975	44,917,882
Cigna Corp., 4.97%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(a)(b)	29,323	29,347,631
GSK Consumer Healthcare Capital U.S. LLC, 3.93%, 03/24/24(c)	9,905	9,873,715
Pfizer Inc., 3.62%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)(b)	7,558	7,545,378

		130,246,730

Pipelines — 0.5%
Enbridge Inc.
3.05%, 02/17/23, (SOFR + 0.400%)(a)	21,111	21,036,900
3.26%, 02/16/24, (SOFR + 0.630%)(a)	22,790	22,538,171

		43,575,071

Security	Par (000)	Value

Real Estate Investment Trusts — 0.5%
Public Storage, 3.49%, 04/23/24 (Call 12/01/22), (SOFR + 0.470%)(a)(b)	$25,286	$25,087,758
Simon Property Group LP, 3.47%, 01/11/24 (Call 01/11/23), (3 mo. LIBOR US + 0.170%)(a)	20,450	20,200,919

		45,288,677

Retail — 0.1%
Starbucks Corp., 3.05%, 02/14/24 (Call 02/14/23), (SOFR + 0.420%)(a)(b)	7,888	7,853,135

Semiconductors — 0.4%
Analog Devices Inc., 3.28%, 10/01/24, (SOFR + 0.250%)(a)(b)	16,208	15,944,296
QUALCOMM Inc., 5.14%, 01/30/23, (3 mo. LIBOR US + 0.730%)(a)(b)	18,616	18,623,260

		34,567,556

Telecommunications — 2.3%
AT&T Inc.
3.66%, 03/25/24 (Call 12/01/22), (SOFR + 0.640%)(a)	27,301	27,114,534
4.42%, 06/12/24, (3 mo. LIBOR US + 1.180%)(a)	57,655	57,750,131
Verizon Communications Inc.
3.48%, 03/22/24, (SOFR + 0.500%)(a)	19,989	19,844,679
3.71%, 03/20/26, (SOFR + 0.790%)(a)	28,091	27,324,678
4.01%, 05/15/25 (Call 03/15/25), (3 mo. LIBOR US + 1.100%)(a)(b)	64,471	64,329,808
Vodafone Group PLC, 5.07%, 01/16/24, (3 mo. LIBOR US + 0.990%)(a)(b)	17,881	17,845,417

		214,209,247

Transportation — 0.1%
United Parcel Service Inc., 4.19%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)(b)	13,352	13,337,847

Total Corporate Bonds & Notes — 79.0% (Cost: $7,330,847,113)		7,252,294,227

Foreign Government Obligations(e)

Canada — 1.1%
CPPIB Capital Inc.
3.99%, 03/11/26, (SOFR + 1.250%)(a)(c)	46,220	47,351,003
4.28%, 04/04/25, (SOFR + 1.250%)(a)(b)(c)	47,050	48,010,290
PSP Capital Inc., 2.95%, 03/03/25, (SOFR + 0.240%)(a)(c)	3,665	3,654,262

		99,015,555

Norway — 1.2%
Kommunalbanken AS
3.18%, 10/27/23, (SOFR + 0.160%)(a)(c)	44,992	44,995,599
3.85%, 06/17/26, (SOFR + 1.000%)(a)(c)	66,830	68,161,254

		113,156,853

South Korea — 0.7%
Export-Import Bank of Korea
3.71%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	19,740	19,740,000
3.86%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)(b)	26,785	26,844,463
Korea Development Bank (The), 3.15%, 03/09/24, (SOFR + 0.250%)(a)	16,275	16,229,104

		62,813,567

Supranational — 12.8%
Asian Development Bank
3.67%, 08/27/26, (SOFR + 1.000%)(a)	43,325	44,351,802
3.81%, 06/16/26, (SOFR + 1.000%)(a)(b)	34,945	35,773,196
4.03%, 04/06/27, (SOFR + 1.000%)(a)	45,338	46,528,122

92	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Asian Infrastructure Investment Bank (The)
3.22%, 08/16/27(a)(c)	$22,000	$21,999,560
3.26%, 04/15/26, (SOFR + 0.220%)(a)(b)(c)	1,000	991,930
European Bank for Reconstruction & Development
3.09%, 03/13/23, (SOFR + 0.260%)(a)	25,835	25,849,209
3.22%, 04/14/26, (SOFR + 0.190%)(a)(b)	58,645	58,354,121
3.31%, 10/15/24, (SOFR + 0.280%)(a)	59,250	59,393,977
European Investment Bank
3.03%, 03/05/24, (SOFR + 0.280%)(a)(c)	55,128	55,236,051
3.26%, 01/30/23, (SOFR + 0.250%)(a)(c)	38,020	38,035,588
4.03%, 01/21/26, (SOFR + 1.000%)(a)(c)	57,615	58,868,702
4.33%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(b)(c)	24,982	24,978,503
Inter-American Development Bank
2.53%, 02/04/25, (SOFR + 0.250%)(a)	36,610	36,651,003
2.78%, 02/10/26, (SOFR + 0.200%)(a)	81,009	80,779,745
2.98%, 09/16/26, (SOFR + 0.170%)(a)(b)	43,527	43,294,131
3.32%, 04/12/27, (SOFR + 0.170%)(a)	42,600	42,531,414
Inter-American Investment Corp., 3.16%, 03/22/24, (SOFR + 0.270%)(a)	1,500	1,499,310
International Bank for Reconstruction & Development
2.59%, 08/06/24, (SOFR + 0.300%)(a)(b)	66,528	66,732,241
2.98%, 06/15/26, (SOFR + 0.130%)(a)(b)	46,490	46,264,059
3.05%, 08/19/27(a)	71,300	71,575,218
3.16%, 09/18/25, (SOFR + 0.310%)(a)(b)	62,180	62,313,687
3.17%, 01/13/23, (SOFR + 0.130%)(a)(b)	77,501	77,504,875
3.22%, 09/23/26(a)	500	500,415
3.24%, 06/17/24, (SOFR + 0.390%)(a)	46,970	47,170,562
International Finance Corp.
3.11%, 06/30/23, (SOFR + 0.090%)(a)	32,750	32,700,548
3.12%, 04/03/24, (SOFR + 0.090%)(a)	18,350	18,339,724
3.36%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)(b)	47,737	47,700,243
Nordic Investment Bank, 3.59%, 05/12/26, (SOFR + 1.000%)(a)	29,705	30,407,523

		1,176,325,459

Sweden — 0.8%
Svensk Exportkredit AB
3.55%, 08/03/26(a)	19,220	19,547,509
3.64%, 05/25/23, (SOFR + 1.000%)(a)(b)	50,935	51,151,474

		70,698,983

Total Foreign Government Obligations — 16.6% (Cost: $1,525,532,898)		1,522,010,417

Total Long-Term Investments — 95.6% (Cost: $8,856,380,011)		8,774,304,644

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(f)(g)(h)	222,209	$222,164,418
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(f)(g)	398,752	398,752,000

Total Short-Term Securities — 6.8% (Cost: $620,893,789)		620,916,418

Total Investments — 102.4% (Cost: $9,477,273,800)		9,395,221,062

Liabilities in Excess of Other Assets — (2.4)%		(217,705,899)

Net Assets — 100.0%		$9,177,515,163

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$239,677,496	$—		$(17,377,453	)(a)	$(89,839)	$(45,786)	$222,164,418	222,209	$946,239	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,502,000	381,250,000	(a)	—		—	—	398,752,000	398,752	2,042,298		—

						$(89,839)	$(45,786)	$620,916,418		$2,988,537		$—

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) October 31, 2022	iShares® Floating Rate Bond ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$7,252,294,227	$—	$7,252,294,227
Foreign Government Obligations	—	1,522,010,417	—	1,522,010,417
Money Market Funds	620,916,418	—	—	620,916,418

	$620,916,418	$8,774,304,644	$—	$9,395,221,062

See notes to financial statements.

94	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Australia — 1.0%
National Australia Bank Ltd./New York, 3.63%, 06/20/23	$1,275	$1,265,119
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(a)	200	130,052
Principal Life Global Funding II, 1.25%, 08/16/26(b)	1,136	966,031
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	600	439,332

		2,800,534

Brazil — 0.7%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(c)	1,260	1,212,133
Suzano Austria GmbH, 5.75%, 07/14/26(a)	700	688,891

		1,901,024

Canada — 2.6%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51 (Call 11/13/50)(b)	550	346,324
Bank of Nova Scotia (The), 2.38%, 01/18/23(c)	305	303,579
Bank of the Philippine Islands, 2.50%, 09/10/24(a)	200	188,298
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	275	200,439
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)	1,585	1,226,742
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25(c)	1,050	920,661
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(a)	200	178,712
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(c)	1,115	951,396
Royal Bank of Canada, 1.15%, 07/14/26	1,300	1,110,343
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	600	519,708
Toronto-Dominion Bank (The), 1.25%, 12/13/24	1,400	1,285,354

		7,231,556

Chile — 0.5%
Colbun SA, 3.15%, 01/19/32 (Call 10/19/31)(a)	860	657,590
Inversiones CMPC SA, 4.38%, 04/04/27(a)(c)	850	784,712

		1,442,302

China — 8.5%
Agricultural Bank of China Ltd./Hong Kong
2.00%, 03/01/25(a)	200	187,066
2.25%, 03/01/27(a)	800	720,376
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(a)	200	179,430
2.00%, 01/18/27(a)	1,000	894,670
Amipeace Ltd., 1.75%, 11/09/26(a)	700	621,215
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)(c)	1,100	781,671
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	800	715,064
Bank of China Ltd./Paris, 0.95%, 09/21/23(a)	400	386,680
Bank of China Ltd./Singapore
0.80%, 04/28/24(a)	2,000	1,884,300
3.25%, 04/28/25(a)	700	673,575
Bank of China Ltd./Sydney, 0.75%, 09/29/24(a)	200	185,098
Bank of China/Johannesburg, 1.88%, 02/16/25(a)	200	186,850
CGNPC International Ltd., 2.75%, 07/02/24(a)	1,400	1,346,268
China Construction Bank Corp./Hong Kong
1.00%, 08/04/23(a)	2,000	1,943,920
1.25%, 08/04/25(a)	1,200	1,087,524
China Construction Bank Corp./London, 3.13%, 05/17/25(a)	1,400	1,341,634
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(a)	2,000	1,749,260
China Merchants Bank Co. Ltd./Sydney, 2.00%, 03/02/25(a)	400	373,916
Greentown China Holdings Ltd., 2.30%, 01/27/25	200	181,976
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(a)	1,600	1,420,816
2.95%, 06/01/25(a)	1,500	1,430,295

Security	Par (000)	Value

China (continued)
Industrial & Commercial Bank of China Ltd./Singapore, 1.00%, 10/28/24(a)	$1,200	$1,112,664
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(a)	1,000	937,930
3.25%, 05/18/25(a)	1,000	960,170
Lenovo Group Ltd., 6.54%, 07/27/32	1,000	851,060
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(a)	800	762,272
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(a)	600	292,722
Xingcheng Bvi Ltd., 2.38%, 10/08/26(a)	600	527,382

		23,735,804

France — 1.2%
BNP Paribas SA, 1.68%, 06/30/27 (Call 06/30/26)(b)(d)	1,680	1,408,210
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	2,030	1,917,497

		3,325,707

Germany — 3.9%
Deutsche Bank AG/New York NY, 1.69%, 03/19/26(c)	1,450	1,247,870
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	5,450	4,176,171
1.00%, 10/01/26(c)	2,925	2,563,090
1.75%, 09/14/29	2,200	1,873,256
Landesbank Baden-Wuerttemberg, 2.00%, 02/24/25(a)	1,200	1,119,600

		10,979,987

Hong Kong — 2.3%
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(a)	200	183,748
1.75%, 09/16/26 (Call 08/16/26)(a)	800	685,272
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31 (Call 04/15/31)(a)	900	682,767
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(a)	1,500	1,327,830
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	900	833,436
MTR Corp. Ltd., 1.63%, 08/19/30(a)	2,350	1,823,812
Pingan Real Estate Capital Ltd., 2.75%, 07/29/24(a)	250	212,635
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	900	827,181

		6,576,681

India — 1.4%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(a)	800	624,592
3.84%, 12/13/27(a)	600	535,926
Power Finance Corp. Ltd., 3.75%, 12/06/27(a)	500	437,460
REC Ltd., 3.88%, 07/07/27(a)	700	621,103
State Bank of India/London, 4.50%, 09/28/23(a)	1,800	1,783,854

		4,002,935

Indonesia — 0.5%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
3.25%, 04/14/29 (Call 04/14/24)(a)	458	409,497
4.85%, 10/14/38 (Call 10/14/29)(a)	1,200	892,860

		1,302,357

Ireland — 0.4%
Bank of Ireland Group PLC, 6.25%, 09/16/26 (Call 09/16/25)(b)(d)	1,300	1,256,307

Japan — 4.5%
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(a)	700	610,505
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(c)	1,100	1,032,559
2.53%, 03/10/27 (Call 02/10/27)(c)	4,050	3,623,008
2.97%, 03/10/32 (Call 12/10/31)(c)	430	356,083

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) October 31, 2022	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
Marubeni Corp., 1.58%, 09/17/26 (Call 08/17/26)(a)	$1,100	$939,092
Mitsubishi UFJ Financial Group Inc., 2.53%, 09/13/23(c)	1,100	1,073,919
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(b)	520	413,410
Mizuho Financial Group Inc., 3.26%, 05/22/30 (Call 05/22/29)(d)	835	692,658
Norinchukin Bank (The), 4.87%, 09/14/27(b)	800	776,696
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	1,000	942,040
2.47%, 01/14/29	870	705,257
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(b)	900	789,669
2.80%, 03/10/27(b)	650	582,472

		12,537,368

Netherlands — 3.2%
ABN AMRO Bank NV, 2.47%, 12/13/29 (Call 12/13/28)(b)(d)	1,550	1,204,427
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(b)(d)	1,350	1,165,388
1.11%, 02/24/27 (Call 02/24/26)(b)(d)	1,825	1,542,672
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(b)(c)(d)	805	705,180
4.63%, 01/06/26(b)	2,800	2,665,264
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)(c)	1,900	1,766,829

		9,049,760

Portugal — 0.5%
EDP Finance BV
1.71%, 01/24/28(b)	1,450	1,147,124
6.30%, 10/11/27	200	198,648

		1,345,772

Qatar — 0.4%
QNB Finance Ltd., 1.63%, 09/22/25(a)	1,200	1,073,208

Saudi Arabia — 0.7%
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	1,200	1,080,492
2.41%, 09/17/30(a)	1,100	884,763

		1,965,255

Singapore — 0.3%
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(a)	800	728,848

South Korea — 4.5%
Hyundai Capital Services Inc., 1.25%, 02/08/26(a)	1,700	1,467,593
Hyundai Heavy Industries Co Ltd, 3.18%, 03/28/27(a)	200	180,608
Kia Corp.
1.00%, 04/16/24(a)	2,200	2,058,100
2.38%, 02/14/25(a)	1,050	969,360
2.75%, 02/14/27(a)	500	432,650
Korea Development Bank (The), 0.75%, 01/25/25	2,300	2,089,757
Korea Electric Power Corp., 2.50%, 06/24/24(a)	1,375	1,317,195
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23	325	322,094
LG Chem Ltd.
3.25%, 10/15/24(a)	1,100	1,053,987
3.63%, 04/15/29(a)	800	711,808
Mirae Asset Securities Co. Ltd., 1.38%, 07/07/24(a)	500	462,305
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(a)(c)	700	600,677
SK Battery America Inc., 2.13%, 01/26/26(a)	1,200	982,680

		12,648,814

Sweden — 0.6%
Swedbank AB, 1.54%, 11/16/26(b)	1,800	1,545,822

Security	Par (000)	Value

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC, 4.50%, 09/14/27(a)	$700	$666,638
First Abu Dhabi Bank PJSC, 5.13%, 10/13/27	775	767,010
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	400	351,640
4.64%, 05/14/29(a)	1,400	1,274,462
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	1,192	905,474

		3,965,224

United Kingdom — 0.5%
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23)(d)	1,300	1,267,643

United States — 38.1%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,465	1,268,763
2.45%, 01/15/31 (Call 10/15/30)	1,595	1,204,688
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	690	498,166
2.95%, 03/15/34 (Call 12/15/33)	1,735	1,303,610
3.80%, 04/15/26 (Call 02/15/26)	1,145	1,083,949
Apple Inc.
2.85%, 02/23/23 (Call 12/23/22)	365	363,230
3.00%, 06/20/27 (Call 03/20/27)	1,810	1,689,146
Arizona Public Service Co., 2.65%, 09/15/50 (Call 03/15/50)(c)	630	339,028
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(c)	1,550	1,263,420
2.05%, 01/15/32 (Call 10/15/31)(c)	450	342,635
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,255	2,144,730
3.20%, 04/15/25 (Call 03/15/25)	760	717,440
3.80%, 06/01/29 (Call 03/01/29)	1,210	1,059,791
Bank of America Corp., 2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(d)	3,475	3,240,542
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(c)	410	283,089
2.55%, 04/01/32 (Call 01/01/32)	2,185	1,573,659
3.40%, 06/21/29 (Call 03/21/29)	2,565	2,124,589
4.50%, 12/01/28 (Call 09/01/28)	370	333,629
Citigroup Inc., 1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(d)	3,350	3,276,434
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	1,175	779,330
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	1,100	954,140
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(c)	1,535	1,136,023
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)(c)	1,760	1,358,914
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	770	590,867
Series A, 1.90%, 04/01/28 (Call 02/01/28)(c)	350	294,683
Series A, 4.05%, 05/15/48 (Call 11/15/47)(c)	1,285	1,002,621
Series B, 3.25%, 04/01/51 (Call 10/01/50)	375	250,976
Series B, 3.65%, 03/01/52 (Call 09/01/51)	1,030	743,042
Duke Energy Carolinas LLC, 3.95%, 11/15/28 (Call 08/15/28)	760	708,077
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	1,705	1,419,037
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)(c)	775	695,206
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,775	1,557,900
1.55%, 03/15/28 (Call 01/15/28)	1,060	847,714
2.50%, 05/15/31 (Call 02/15/31)	1,655	1,261,193
3.90%, 04/15/32 (Call 01/15/32)	1,890	1,592,968

96	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(c)	$1,000	$746,840
4.15%, 12/01/28 (Call 09/01/28)	555	505,699
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	588	534,498
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)	600	521,418
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(d)	930	791,290
General Motors Co.
5.40%, 10/15/29 (Call 08/15/29)	335	310,505
5.60%, 10/15/32 (Call 07/15/32)(c)	2,850	2,587,629
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	1,125	1,048,871
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,500	1,262,355
2.13%, 12/01/28 (Call 10/01/28)	420	340,406
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	455	365,174
Series I, 3.50%, 09/15/30 (Call 06/15/30)	2,200	1,731,026
Series J, 2.90%, 12/15/31 (Call 09/15/31)	295	213,568
Hudson Pacific Properties LP, 5.95%, 02/15/28 (Call 01/15/28)	445	416,071
Industrial Bank Co. Ltd./Hong Kong, 1.13%, 11/06/23(a)	200	192,176
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	740	503,215
3.60%, 04/01/29 (Call 01/01/29)	630	563,182
4.10%, 09/26/28 (Call 06/26/28)	260	243,664
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(d)	1,880	1,794,817
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(d)	2,130	1,939,727
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	820	751,243
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(c)	2,060	1,380,591
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	160	111,162
2.65%, 11/15/33 (Call 08/15/33)	1,050	711,018
4.75%, 12/15/28 (Call 09/15/28)	825	741,518
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)(c)	860	677,293
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	1,165	859,479
Massachusetts Institute of Technology, 3.96%, 07/01/38	606	529,396
Metropolitan Life Global Funding I, 0.95%, 07/02/25(b)	1,650	1,475,017
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	50	29,960
3.10%, 05/01/27 (Call 02/01/27)(c)	600	552,876
3.15%, 04/15/50 (Call 10/15/49)	1,135	741,303
3.65%, 04/15/29 (Call 01/15/29)	1,410	1,288,063
3.65%, 08/01/48 (Call 02/01/48)	1,530	1,112,555
3.95%, 08/01/47 (Call 02/01/47)	590	449,521
4.25%, 07/15/49 (Call 01/15/49)	1,395	1,115,344
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	2,555	2,112,193
Niagara Mohawk Power Corp., 1.96%, 06/27/30 (Call 03/27/30)(b)	950	722,067
NiSource Inc., 5.00%, 06/15/52 (Call 12/15/51)	545	457,593
Norinchukin Bank (The), 2.08%, 09/22/31(b)	1,085	804,332
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	1,000	595,050
2.90%, 03/01/50 (Call 09/01/49)	570	363,141
3.20%, 04/01/52 (Call 10/01/51)	450	299,570
4.50%, 06/01/52 (Call 12/01/51)	530	446,583

Security	Par (000)	Value

United States (continued)
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	$590	$377,635
3.25%, 05/15/29 (Call 02/15/29)	1,025	911,573
3.95%, 04/01/30 (Call 01/01/30)	450	413,235
4.95%, 09/15/52 (Call 03/15/52)	500	448,030
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32 (Call 03/01/32)(b)	70	64,331
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	1,510	1,314,500
PacifiCorp, 2.90%, 06/15/52 (Call 12/15/51)(c)	2,000	1,220,120
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	540	407,770
PNC Financial Services Group Inc. (The), 2.20%, 11/01/24 (Call 10/02/24)(c)	1,050	989,982
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	1,230	901,861
1.75%, 02/01/31	255	192,464
2.25%, 01/15/32	200	151,022
2.88%, 11/15/29	440	367,629
4.63%, 01/15/33 (Call 10/15/32)	885	820,882
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)(c)	550	487,669
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	1,755	1,625,042
4.10%, 06/15/48 (Call 12/15/47)	1,475	1,148,641
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	400	266,960
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	400	240,144
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	625	483,494
Series K, 3.15%, 08/15/51 (Call 02/15/51)	295	181,260
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	740	543,241
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(c)	440	257,356
SK Battery America Inc., 1.63%, 01/26/24(a)	200	188,492
Solar Star Funding LLC, 5.38%, 06/30/35(b)(c)	1,227	1,215,230
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(c)	660	640,906
Southwestern Electric Power Co., 3.25%, 11/01/51 (Call 05/01/51)	1,450	903,640
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	75	53,367
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	2,050	1,328,728
Toyota Motor Credit Corp., 2.15%, 02/13/30(c)	1,255	1,026,226
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	725	539,603
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	515	347,203
3.10%, 11/01/34 (Call 08/01/34)	500	366,640
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	875	508,716
Union Pacific Corp., 4.95%, 09/09/52 (Call 03/09/52)	920	829,978
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	1,980	1,471,160
2.85%, 09/03/41 (Call 03/03/41)(c)	1,600	1,044,032
3.88%, 02/08/29 (Call 11/08/28)	1,365	1,240,225
3.88%, 03/01/52 (Call 09/01/51)	1,605	1,137,014
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,560	1,289,558
3.40%, 06/01/31 (Call 03/01/31)	130	95,995
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	820	725,347
3.85%, 06/15/32 (Call 03/15/32)(c)	765	633,198
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	450	428,706

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) October 31, 2022	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	$475	$363,066
3.95%, 09/01/32 (Call 06/01/32)	700	620,627
Wisconsin Public Service Corp., 2.85%, 12/01/51 (Call 06/01/51)	835	507,029
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	375	314,704
2.25%, 01/30/31 (Call 10/30/30)	1,090	856,304

		106,732,763

Total Corporate Bonds & Notes — 77.7% (Cost: $248,419,083)		217,415,671

Foreign Government Obligations

Canada — 0.6%
CDP Financial Inc., 1.00%, 05/26/26(b)	2,000	1,756,540

Chile — 1.6%
Chile Government International Bond
2.55%, 01/27/32 (Call 10/27/31)(c)	2,245	1,769,172
3.50%, 01/25/50 (Call 07/25/49)(c)	3,890	2,568,256

		4,337,428

China — 0.7%
China Development Bank/Hong Kong, 0.63%, 09/09/24(a)	2,000	1,854,120

Hong Kong — 1.9%
Airport Authority, 1.75%, 01/12/27(Call 12/12/26)(b)(c)	1,500	1,332,165
Hong Kong Government International Bond
0.63%, 02/02/26(b)(c)	400	354,304
1.38%, 02/02/31(b)	1,900	1,493,647
1.75%, 11/24/31	1,700	1,354,492
2.38%, 02/02/51(b)	800	472,160
2.50%, 05/28/24(b)	200	193,430

		5,200,198

Indonesia — 2.3%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(a)	1,190	804,797
3.75%, 03/01/23(a)	1,130	1,125,988
3.90%, 08/20/24(a)	2,280	2,244,136
4.70%, 06/06/32(a)	2,460	2,309,079

		6,484,000

Japan — 0.4%
Japan Bank for International Cooperation
1.63%, 01/20/27(c)	950	838,347
4.38%, 10/05/27	200	197,160

		1,035,507

Netherlands — 0.3%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 2.75%, 02/20/24(a)	1,000	975,200

Norway — 0.2%
Kommunalbanken AS
0.50%, 10/21/24(b)	300	276,810
2.13%, 02/11/25(b)	400	378,864

		655,674

Peru — 0.3%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(Call 03/12/27)(a)	1,050	968,279

Senegal — 0.1%
European Investment Bank, 0.63%, 10/21/27	425	355,083

Security	Par/ Shares (000)	Value

South Korea — 1.9%
Export-Import Bank of Korea
1.75%, 10/19/28 (Call 08/19/28)(a)	$800	$648,184
2.13%, 01/18/32	2,200	1,674,354
Incheon International Airport Corp., 1.25%, 05/04/26(a)	700	611,597
Korea Development Bank (The), 0.40%, 06/19/24	450	417,776
Korea International Bond, 2.00%, 06/19/24	2,125	2,032,307

		5,384,218

Supranational — 9.2%
Arab Petroleum Investments Corp., 1.48%, 10/06/26(b)	1,400	1,229,032
Asian Development Bank
1.75%, 08/14/26	900	813,861
2.13%, 03/19/25	1,248	1,180,683
2.38%, 08/10/27	789	720,444
3.13%, 09/26/28	1,710	1,597,585
European Bank for Reconstruction & Development, 1.50%, 02/13/25	2,200	2,055,746
European Investment Bank
0.75%, 09/23/30	1,471	1,129,316
1.63%, 10/09/29	1,399	1,178,769
1.63%, 05/13/31(c)	4,000	3,283,840
2.13%, 04/13/26	4,000	3,701,280
2.38%, 05/24/27	832	764,949
2.50%, 10/15/24(c)	2,020	1,942,856
2.88%, 06/13/25(b)	200	192,028
International Bank for Reconstruction & Development
2.13%, 03/03/25	500	473,825
3.13%, 11/20/25	2,680	2,573,175
International Finance Corp., 2.13%, 04/07/26(c)	3,100	2,865,175

		25,702,564

Sweden — 1.0%
Kommuninvest I Sverige AB
0.38%, 06/19/24(b)(c)	2,000	1,866,100
1.63%, 04/24/23(b)	1,000	986,240

		2,852,340

Total Foreign Government Obligations — 20.5% (Cost: $63,978,763)		57,561,151

Municipal Debt Obligations

United States — 0.4%
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	285	225,616
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	600	476,395
University of Michigan RB, 3.50%, 04/01/52 (Call 10/01/51)	500	357,996

Total Municipal Debt Obligations — 0.4% (Cost: $1,389,103)		1,060,007

Total Long-Term Investments — 98.6% (Cost: $313,786,949)		276,036,829

Short-Term Securities

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	19,206	19,202,604

98	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® USD Green Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	4,610	$4,610,000

Total Short-Term Securities — 8.5% (Cost: $23,811,694)		23,812,604

Total Investments — 107.1% (Cost: $337,598,643)		299,849,433

Liabilities in Excess of Other Assets — (7.1)%		(20,003,441)

Net Assets — 100.0%		$279,845,992

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,357,494	$16,843,075	(a)	$—	$1,451	$584	$19,202,604	19,206	$50,977	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	430,000	4,180,000	(a)	—	—	—	4,610,000	4,610	44,540		—

					$1,451	$584	$23,812,604		$95,517		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(166,409)	$—	$(166,409)
Forward foreign currency exchange contracts	—	—	—	8,284,359	—	—	8,284,359

	$—	$—	$—	$8,284,359	$(166,409)	$—	$8,117,950

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$221,040	$—	$—	$221,040

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$54,571,334
Average amounts sold — in USD	$108,581,288

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) October 31, 2022	iShares® USD Green Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$217,415,671	$—	$217,415,671
Foreign Government Obligations	—	57,561,151	—	57,561,151
Municipal Debt Obligations	—	1,060,007	—	1,060,007
Money Market Funds	23,812,604	—	—	23,812,604

	$23,812,604	$276,036,829	$—	$299,849,433

See notes to financial statements.

100	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2022

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,960,324,717	$760,582,892	$321,684,876	$1,822,368,389
Investments, at value — affiliated(c)	237,158,166	60,343,512	34,146,195	10,590,355
Cash	209,463	—	998	7,844
Foreign currency, at value(d)	—	—	14	—
Receivables:
Investments sold	3,112,140	12,594,068	3,995,155	14,486,225
Securities lending income — affiliated	51,771	17,902	10,728	97
Capital shares sold	202,564	—	751,940	—
Dividends — affiliated	43,299	6,149	9,653	24,160
Interest — unaffiliated	23,304,515	7,228,413	4,682,054	5,394,353

Total assets	3,224,406,635	840,772,936	365,281,613	1,852,871,423

LIABILITIES
Bank overdraft	—	9,818	—	—
Collateral on securities loaned, at value	222,049,977	58,915,772	29,806,049	310,500
Payables:
Investments purchased	9,399,127	7,824,267	5,641,952	16,408,903
Investment advisory fees	151,179	104,532	32,843	307,031

Total liabilities	231,600,283	66,854,389	35,480,844	17,026,434

NET ASSETS	$2,992,806,352	$773,918,547	$329,800,769	$1,835,844,989

NET ASSETS CONSIST OF
Paid-in capital	$3,194,999,174	$952,311,572	$347,495,704	$2,271,354,644
Accumulated loss	(202,192,822)	(178,393,025)	(17,694,935)	(435,509,655)

NET ASSETS	$2,992,806,352	$773,918,547	$329,800,769	$1,835,844,989

NET ASSET VALUE
Shares outstanding	63,350,000	17,300,000	7,500,000	25,950,000

Net asset value	$47.24	$44.74	$43.97	$70.75

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$3,159,623,858	$929,936,439	$338,627,160	$2,207,952,166
(b) Securities loaned, at value	$213,403,897	$57,118,919	$28,653,329	$307,262
(c) Investments, at cost — affiliated	$237,157,845	$60,342,065	$34,149,570	$10,590,441
(d) Foreign currency, at cost	$—	$—	$14	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	101

Statements of Assets and Liabilities  (continued)

October 31, 2022

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$8,774,304,644	$276,036,829
Investments, at value — affiliated(c)	620,916,418	23,812,604
Cash	94,450,898	5,830
Foreign currency, at value(d)	—	1,724
Receivables:
Investments sold	42,925,182	1,304,321
Securities lending income — affiliated	122,104	9,341
Capital shares sold	13,236,806	630,186
Dividends — affiliated	607,031	10,430
Interest — unaffiliated	42,882,214	2,044,149

Total assets	9,589,445,297	303,855,414

LIABILITIES
Collateral on securities loaned, at value	222,136,923	19,199,685
Payables:
Investments purchased	188,553,469	4,790,645
Variation margin on futures contracts	—	29
Capital shares redeemed	67,812	—
Investment advisory fees	1,171,930	19,063

Total liabilities	411,930,134	24,009,422

NET ASSETS	$9,177,515,163	$279,845,992

NET ASSETS CONSIST OF
Paid-in capital	$9,300,462,042	$332,996,497
Accumulated loss	(122,946,879)	(53,150,505)

NET ASSETS	$9,177,515,163	$279,845,992

NET ASSET VALUE

Shares outstanding	182,400,000	6,250,000

Net asset value	$50.32	$44.78

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$8,856,380,011	$313,786,949
(b) Securities loaned, at value	$212,109,505	$18,628,347
(c) Investments, at cost — affiliated	$620,893,789	$23,811,694
(d) Foreign currency, at cost	$—	$1,731

See notes to financial statements.

102	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended October 31, 2022

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$259,047	$42,852	$30,166	$75,594
Interest — unaffiliated	46,002,920	26,778,731	7,146,813	28,515,378
Securities lending income — affiliated — net	344,297	186,228	47,640	993
Other income — unaffiliated	97,353	—	4,555	—

Total investment income	46,703,617	27,007,811	7,229,174	28,591,965

EXPENSES
Investment advisory	1,555,139	1,618,454	356,773	3,474,137
Professional	217	217	—	217

Total expenses	1,555,356	1,618,671	356,773	3,474,354

Less:
Investment advisory fees waived	—	—	(142,709)	—

Total expenses after fees waived	1,555,356	1,618,671	214,064	3,474,354

Net investment income	45,148,261	25,389,140	7,015,110	25,117,611

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,730,343)	(10,024,915)	(1,665,380)	(52,385,282)
Investments — affiliated	(60,761)	(40,907)	(5,586)	(138)
In-kind redemptions — unaffiliated(a)	(5,221,529)	(72,810,599)	(1,352,490)	58,348,822

	(11,012,633)	(82,876,421)	(3,023,456)	5,963,402

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(204,180,605)	(173,886,257)	(17,947,160)	(483,804,731)
Investments — affiliated	(38,891)	(12,883)	(3,375)	(86)

	(204,219,496)	(173,899,140)	(17,950,535)	(483,804,817)

Net realized and unrealized loss	(215,232,129)	(256,775,561)	(20,973,991)	(477,841,415)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(170,083,868)	$(231,386,421)	$(13,958,881)	$(452,723,804)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	103

Statements of Operations  (continued)

Year Ended October 31, 2022

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$2,051,492	$44,748
Interest — unaffiliated	137,738,023	5,911,089
Securities lending income — affiliated — net	937,045	50,769
Other income — unaffiliated	—	2,195

Total investment income	140,726,560	6,008,801

EXPENSES
Investment advisory	13,136,354	549,617
Professional	217	—

Total expenses	13,136,571	549,617

Less:
Investment advisory fees waived	—	(226,751)

Total expenses after fees waived	13,136,571	322,866

Net investment income	127,589,989	5,685,935

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,878,280)	(21,935,997)
Investments — affiliated	(89,839)	1,451
Forward foreign currency exchange contracts	—	8,284,359
Foreign currency transactions	—	(2,267,163)
Futures contracts	—	(166,409)
In-kind redemptions — unaffiliated(a)	(4,458,598)	—

	(10,426,717)	(16,083,759)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(97,164,429)	(36,000,943)
Investments — affiliated	(45,786)	584
Forward foreign currency exchange contracts	—	221,040
Foreign currency translations	—	(4,276)

	(97,210,215)	(35,783,595)

Net realized and unrealized loss	(107,636,932)	(51,867,354)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,953,057	$(46,181,419)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

104	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares Aaa - A Rated Corporate Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$45,148,261	$36,355,210	$25,389,140	$24,954,172
Net realized gain (loss)	(11,012,633)	16,889,454	(82,876,421)	33,193,047
Net change in unrealized appreciation (depreciation)	(204,219,496)	(45,284,155)	(173,899,140)	(56,389,478)

Net increase (decrease) in net assets resulting from operations	(170,083,868)	7,960,509	(231,386,421)	1,757,741

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(47,021,596)	(38,988,629)	(25,462,884)	(26,862,436)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	688,016,139	490,785,692	(155,576,949)	(273,973,795)

NET ASSETS
Total increase (decrease) in net assets	470,910,675	459,757,572	(412,426,254)	(299,078,490)
Beginning of year	2,521,895,677	2,062,138,105	1,186,344,801	1,485,423,291

End of year	$2,992,806,352	$2,521,895,677	$773,918,547	$1,186,344,801

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Statements of Changes in Net Assets (continued)

	iShares BB Rated Corporate Bond ETF		iShares Convertible Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,015,110	$4,010,886	$25,117,611	$11,940,775
Net realized gain (loss)	(3,023,456)	2,380,664	5,963,402	306,116,739
Net change in unrealized appreciation (depreciation)	(17,950,535)	1,509,216	(483,804,817)	(34,834,225)

Net increase (decrease) in net assets resulting from operations	(13,958,881)	7,900,766	(452,723,804)	283,223,289

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,600,508)	(4,026,444)	(132,186,015)	(48,045,347)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	256,748,898	17,586,117	513,557,075	820,513,033

NET ASSETS
Total increase (decrease) in net assets	236,189,509	21,460,439	(71,352,744)	1,055,690,975
Beginning of year	93,611,260	72,150,821	1,907,197,733	851,506,758

End of year	$329,800,769	$93,611,260	$1,835,844,989	$1,907,197,733

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

106	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Floating Rate Bond ETF		iShares USD Green Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$127,589,989	$26,425,057	$5,685,935	$1,095,655
Net realized gain (loss)	(10,426,717)	4,478,942	(16,083,759)	3,894,405
Net change in unrealized appreciation (depreciation)	(97,210,215)	176,023	(35,783,595)	(9,384,301)

Net increase (decrease) in net assets resulting from operations	19,953,057	31,080,022	(46,181,419)	(4,394,241)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(95,055,574)	(28,120,691)	(6,645,338)	(384,864)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,251,071,596	1,406,363,044	95,766,234	108,214,385

NET ASSETS
Total increase in net assets	2,175,969,079	1,409,322,375	42,939,477	103,435,280
Beginning of year	7,001,546,084	5,592,223,709	236,906,515	133,471,235

End of year	$9,177,515,163	$7,001,546,084	$279,845,992	$236,906,515

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	107

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$51.36	$52.01	$51.17	$49.43	$50.49

Net investment income(a)	0.86	0.80	1.27	1.48	1.27
Net realized and unrealized gain (loss)(b)	(4.09)	(0.57)	0.90	1.71	(1.18)

Net increase (decrease) from investment operations	(3.23)	0.23	2.17	3.19	0.09

Distributions(c)
From net investment income	(0.82)	(0.87)	(1.32)	(1.45)	(1.15)
From net realized gain	(0.07)	(0.01)	(0.01)	—	—

Total distributions	(0.89)	(0.88)	(1.33)	(1.45)	(1.15)

Net asset value, end of year	$47.24	$51.36	$52.01	$51.17	$49.43

Total Return(d)
Based on net asset value	(6.35)%	0.44%	4.31%	6.55%	0.18%

Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%

Net investment income	1.74%	1.54%	2.48%	2.95%	2.56%

Supplemental Data
Net assets, end of year (000)	$2,992,806	$2,521,896	$2,062,138	$1,934,285	$1,418,761

Portfolio turnover rate(f)	20%	23%	29%	20%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

108	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$56.49	$57.46	$54.85	$49.57	$52.76

Net investment income(a)	1.20	1.10	1.35	1.68	1.53
Net realized and unrealized gain (loss)(b)	(11.75)	(0.91)	2.68	5.25	(3.23)

Net increase (decrease) from investment operations	(10.55)	0.19	4.03	6.93	(1.70)

Distributions(c)
From net investment income	(1.20)	(1.13)	(1.42)	(1.65)	(1.49)
From net realized gain	—	(0.03)	—	—	—

Total distributions	(1.20)	(1.16)	(1.42)	(1.65)	(1.49)

Net asset value, end of year	$44.74	$56.49	$57.46	$54.85	$49.57

Total Return(d)
Based on net asset value	(18.93)%	0.34%	7.44%	14.22%	(3.27)%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.35%	1.93%	2.37%	3.19%	3.00%

Supplemental Data
Net assets, end of year (000)	$773,919	$1,186,345	$1,485,423	$419,610	$158,621

Portfolio turnover rate(f)	14%	17%	16%	16%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares BB Rated Corporate Bond ETF

			Period From
	Year Ended	Year Ended	10/06/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$52.01	$49.76	$50.00

Net investment income(b)	2.28	1.89	0.12
Net realized and unrealized gain (loss)(c)	(8.04)	2.25		(0.36)

Net increase (decrease) from investment operations	(5.76)	4.14		(0.24)

Distributions(d)
From net investment income	(2.12)	(1.89)	—
From net realized gain	(0.16)	—	—

Total distributions	(2.28)	(1.89)	—

Net asset value, end of period	$43.97	$52.01	$49.76

Total Return(e)
Based on net asset value	(11.30)%	8.39%	(0.48	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.25%	0.25%	0.25	%(h)

Total expenses after fees waived	0.15%	0.15%	0.15	%(h)

Net investment income	4.92%	3.64%	3.36	%(h)

Supplemental Data
Net assets, end of period (000)	$329,801	$93,611	$72,151

Portfolio turnover rate(i)	21%	32%	0	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

110	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Convertible Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$102.26	$80.71	$59.07	$55.86	$55.38

Net investment income(a)	1.13	0.75	0.86	0.96	0.93
Net realized and unrealized gain (loss)(b)	(25.49)	24.52	21.90	4.74	0.87

Net increase (decrease) from investment operations	(24.36)	25.27	22.76	5.70	1.80

Distributions(c)
From net investment income	(1.30)	(0.97)	(1.12)	(2.02)	(1.13)
From net realized gain	(5.85)	(2.75)	—	(0.47)	(0.19)

Total distributions	(7.15)	(3.72)	(1.12)	(2.49)	(1.32)

Net asset value, end of year	$70.75	$102.26	$80.71	$59.07	$55.86

Total Return(d)
Based on net asset value	(25.08)%	31.91%	39.02%	10.55%	3.26	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.45%	0.75%	1.24%	1.66%	1.64%

Supplemental Data
Net assets, end of year (000)	$1,835,845	$1,907,198	$851,507	$404,627	$259,730

Portfolio turnover rate(g)	17%	46%	33%	24%	29%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -1.94%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	111

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$50.74	$50.70	$50.98	$50.93	$50.93

Net investment income(a)	0.73	0.22	0.83	1.44	1.19
Net realized and unrealized gain (loss)(b)	(0.63)	0.05	(0.24)	0.08	(0.13)

Net increase from investment operations	0.10	0.27	0.59	1.52	1.06

Distributions from net investment income(c)	(0.52)	(0.23)	(0.87)	(1.47)	(1.06)

Net asset value, end of year	$50.32	$50.74	$50.70	$50.98	$50.93

Total Return(d)
Based on net asset value	0.21%	0.52%	1.19%	3.02%	2.11%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.46%	0.43%	1.64%	2.84%	2.33%

Supplemental Data
Net assets, end of year (000)	$9,177,515	$7,001,546	$5,592,224	$9,940,510	$11,832,089

Portfolio turnover rate(f)	39%	38%	29%	23%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

112	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares USD Green Bond ETF

					Period From
	Year Ended	Year Ended	Year Ended		11/13/18	(a)
	10/31/22	10/31/21	10/31/20		to 10/31/19

Net asset value, beginning of period	$54.46	$55.61	$55.00		$50.00

Net investment income(b)	1.06	0.30	0.49		0.77
Net realized and unrealized gain (loss)(c)	(9.49)	(1.29)	2.10		5.19

Net increase (decrease) from investment operations	(8.43)	(0.99)	2.59		5.96

Distributions(d)
From net investment income	(1.25)	(0.16)	(1.64)			(0.96)

From net realized gain	—	—	(0.34)		—

Total distributions	(1.25)	(0.16)	(1.98)			(0.96)

Net asset value, end of period	$44.78	$54.46	$55.61		$55.00

Total Return(e)
Based on net asset value	(15.69)%	(1.82)%	4.89	%(f)	11.99	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.21%	0.25%	0.25%		0.25	%(i)

Total expenses after fees waived	0.12%	0.20%	0.20%		0.20	%(i)

Net investment income	2.13%	0.55%	0.90%		1.51	%(i)

Supplemental Data
Net assets, end of period (000)	$279,846	$236,907	$133,471		$33,001

Portfolio turnover rate(j)	94%	24%	16%			21%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-5 Year Investment Grade Corporate Bond	Diversified
Aaa - A Rated Corporate Bond	Diversified
BB Rated Corporate Bond	Diversified
Convertible Bond	Diversified
Floating Rate Bond	Diversified
USD Green Bond(a)	Diversified	(b)

(a)	Formerly the iShares Global Green Bond ETF.
(b)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

114	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements  (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

0-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$14,087,739	$(14,087,739)	$—		$—
BMO Capital Markets Corp.	5,721,517	(5,721,517)	—		—
BNP Paribas SA	33,041,685	(33,041,685)	—		—
BofA Securities, Inc.	16,192,904	(16,192,904)	—		—
Citigroup Global Markets, Inc.	3,737,071	(3,737,071)	—		—
Credit Suisse Securities (USA) LLC	1,417,960	(1,417,960)	—		—
Deutsche Bank Securities, Inc.	9,740,944	(9,740,944)	—		—
Goldman Sachs & Co. LLC	38,365,120	(38,365,120)	—		—
HSBC Securities (USA), Inc.	3,854,327	(3,854,327)	—		—
J.P. Morgan Securities LLC	44,619,397	(44,619,397)	—		—
Jefferies LLC	1,445,295	(1,445,295)	—		—
Morgan Stanley	25,431,373	(25,431,373)	—		—
Nomura Securities International, Inc.	1,541,897	(1,541,897)	—		—
Pershing LLC	2,317,029	(2,317,029)	—		—
Scotia Capital (USA), Inc.	1,355,277	(1,355,277)	—		—
State Street Bank & Trust Co.	1,753,544	(1,753,544)	—		—
TD Securities (USA) LLC	2,002,288	(2,002,288)	—		—
Toronto-Dominion Bank	3,234,803	(3,234,803)	—		—
Wells Fargo Bank N.A.	428,293	(428,293)	—		—
Wells Fargo Securities LLC	3,115,434	(3,115,434)	—		—

	$213,403,897	$(213,403,897)	$—		$—

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Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Aaa - A Rated Corporate Bond
Barclays Bank PLC	$3,513,934	$(3,513,934)	$—		$—
Barclays Capital, Inc.	1,233,668	(1,233,668)	—		—
BMO Capital Markets Corp.	1,800,466	(1,800,466)	—		—
BNP Paribas SA	9,622,852	(9,622,852)	—		—
BofA Securities, Inc.	4,880,721	(4,880,721)	—		—
Citadel Clearing LLC	365,127	(365,127)	—		—
Citigroup Global Markets, Inc.	2,292,062	(2,292,062)	—		—
Credit Suisse Securities (USA) LLC	221,979	(221,979)	—		—
Deutsche Bank Securities, Inc.	2,418,428	(2,418,428)	—		—
HSBC Securities (USA), Inc.	676,018	(676,018)	—		—
J.P. Morgan Securities LLC	8,973,058	(8,973,058)	—		—
Jefferies LLC	115,479	(115,479)	—		—
Morgan Stanley	5,797,632	(5,797,632)	—		—
Nomura Securities International, Inc.	690,893	(690,893)	—		—
Pershing LLC	1,087,752	(1,087,752)	—		—
RBC Capital Markets LLC	8,272,721	(8,272,721)	—		—
Scotia Capital (USA), Inc.	944,876	(944,876)	—		—
TD Securities (USA) LLC	772,209	(772,209)	—		—
Toronto-Dominion Bank	13,337	(13,337)	—		—
UBS AG	486	(486)	—		—
Wells Fargo Bank N.A.	393,143	(393,143)	—		—
Wells Fargo Securities LLC	3,032,078	(3,032,078)	—		—

	$57,118,919	$(57,118,919)	$—		$—

BB Rated Corporate Bond
Barclays Bank PLC	$2,461,347	$(2,461,347)	$—		$—
Barclays Capital, Inc.	1,625,206	(1,625,206)	—		—
BMO Capital Markets Corp.	329,574	(329,574)	—		—
BNP Paribas SA	7,644,476	(7,644,476)	—		—
BofA Securities, Inc.	2,548,073	(2,548,073)	—		—
Citadel Clearing LLC	410,545	(410,545)	—		—
Citigroup Global Markets, Inc.	57,151	(57,151)	—		—
Credit Suisse Securities (USA) LLC	721,185	(721,185)	—		—
J.P. Morgan Securities LLC	8,673,304	(8,673,304)	—		—
Jefferies LLC	374,183	(374,183)	—		—
Nomura Securities International, Inc.	103,614	(103,614)	—		—
Pershing LLC	204,125	(204,125)	—		—
Scotia Capital (USA), Inc.	1,626,046	(1,626,046)	—		—
State Street Bank & Trust Co.	1,687,753	(1,687,753)	—		—
Toronto-Dominion Bank	161,807	(161,807)	—		—
UBS Securities LLC	24,940	(24,940)	—		—

	$28,653,329	$(28,653,329)	$—		$—

Convertible Bond
Wells Fargo Bank N.A.	$307,262	$(307,262)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Floating Rate Bond
Barclays Bank PLC	$8,550,618	$(8,550,618)	$—		$—
Barclays Capital, Inc.	5,725,385	(5,725,385)	—		—
BMO Capital Markets Corp.	3,447,132	(3,447,132)	—		—
BNP Paribas SA	197,208	(197,208)	—		—
BofA Securities, Inc.	7,770,798	(7,770,798)	—		—
Citigroup Global Markets, Inc.	995,140	(995,140)	—		—
Credit Suisse Securities (USA) LLC	11,595,967	(11,595,967)	—		—
Goldman Sachs & Co. LLC	8,667,653	(8,667,653)	—		—
HSBC Securities (USA), Inc.	1,101,990	(1,101,990)	—		—
J.P. Morgan Securities LLC	49,026,563	(49,026,563)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	20,258,355	(20,258,355)	—		—
Morgan Stanley	37,644,349	(37,644,349)	—		—
Nomura Securities International, Inc.	20,816,302	(20,816,302)	—		—
Pershing LLC	2,040,408	(2,040,408)	—		—
RBC Capital Markets LLC	28,025,442	(28,025,442)	—		—
TD Securities (USA) LLC	499,430	(499,430)	—		—
Toronto-Dominion Bank	496,975	(496,975)	—		—
Wells Fargo Securities LLC	5,249,790	(5,249,790)	—		—

	$212,109,505	$(212,109,505)	$—		$—

USD Green Bond
Barclays Capital, Inc.	$6,687,537	$(6,687,537)	$—		$—
BMO Capital Markets Corp.	226,139	(226,139)	—		—
BNP Paribas SA	178,914	(178,914)	—		—
BofA Securities, Inc.	1,552,302	(1,552,302)	—		—
Citigroup Global Markets, Inc.	804,962	(804,962)	—		—
J.P. Morgan Securities LLC	4,571,884	(4,571,884)	—		—
Jefferies LLC	862,561	(862,561)	—		—
Morgan Stanley	208,640	(208,640)	—		—
Pershing LLC	239,321	(239,321)	—		—
RBC Capital Markets LLC	654,266	(654,266)	—		—
State Street Bank & Trust Co.	280,258	(280,258)	—		—
TD Securities (USA) LLC	2,361,563	(2,361,563)	—		—

	$18,628,347	$(18,628,347)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations

118	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

0-5 Year Investment Grade Corporate Bond	0.06%
Aaa - A Rated Corporate Bond	0.15
BB Rated Corporate Bond	0.25
Convertible Bond	0.20
Floating Rate Bond	0.15
USD Green Bond	0.20

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Notes to Financial Statements  (continued)

Effective December 15, 2021, for its investment advisory services to the iShares USD Green Bond ETF, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 15, 2021, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares USD Green Bond ETF, BFA had contractually agreed to waive a portion of its investment advisory fee through March 1, 2022 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets. The contractual waiver was discontinued on December 15, 2021.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

USD Green Bond	$15,224

BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). For the iShares BB Rated Corporate Bond ETF, BFA has elected to implement a voluntary fee waiver at an annual rate of 0.10% and currently intends to keep such voluntary fee waiver for the Fund through October 31, 2023. Effective March 8, 2022, for the iShares USD Green Bond ETF, BFA has elected to implement a voluntary fee waiver at an annual rate of 0.12% and currently intends to keep such voluntary fee waiver for the Fund in place for a one-year period through March 8, 2023. Any voluntary waiver or reimbursement implemented by BFA may be eliminated by BFA at any time.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

BB Rated Corporate Bond	$142,709
USD Green Bond	211,527

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares USD Green Bond ETF. Effective March 4, 2022, the sub-advisory agreement between BFA and BlackRock (Singapore) Limited was terminated.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

120	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

0-5 Year Investment Grade Corporate Bond	$133,851
Aaa - A Rated Corporate Bond	70,428
BB Rated Corporate Bond	16,854
Convertible Bond	380
Floating Rate Bond	288,695
USD Green Bond	15,744

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

0-5 Year Investment Grade Corporate Bond	$23,884,649	$3,944,405	$(319,362)
Aaa - A Rated Corporate Bond	144,435	—	—
BB Rated Corporate Bond	176,689	4,703,726	(216,405)
USD Green Bond	196,063	603,361	(547,026)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

0-5 Year Investment Grade Corporate Bond	$592,003,846	$550,221,559
Aaa - A Rated Corporate Bond	176,213,102	164,088,218
BB Rated Corporate Bond	33,706,689	34,039,675
Convertible Bond	287,088,904	310,274,228
Floating Rate Bond	3,434,128,478	3,207,310,032
USD Green Bond	259,738,710	252,883,429

For the year ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-5 Year Investment Grade Corporate Bond	$1,216,886,438	$538,818,158
Aaa - A Rated Corporate Bond	547,407,178	699,687,336
BB Rated Corporate Bond	281,861,734	29,873,158
Convertible Bond	1,251,175,763	788,284,741
Floating Rate Bond	2,866,587,085	842,023,526
USD Green Bond	94,012,826	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

0-5 Year Investment Grade Corporate Bond	$(5,225,891)	$5,225,891
Aaa - A Rated Corporate Bond	(72,849,211)	72,849,211
BB Rated Corporate Bond	(1,351,564)	1,351,564
Convertible Bond	56,698,706	(56,698,706)
Floating Rate Bond	(4,458,598)	4,458,598

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21

0-5 Year Investment Grade Corporate Bond
Ordinary income	$43,850,920	$38,680,174
Long-term capital gains	3,170,676	308,455

	$47,021,596	$38,988,629

Aaa - A Rated Corporate Bond
Ordinary income	$25,462,884	$26,862,436

BB Rated Corporate Bond
Ordinary income	$6,590,214	$4,026,444
Long-term capital gains	10,294	—

	$6,600,508	$4,026,444

Convertible Bond
Ordinary income	$57,140,640	$26,673,704
Long-term capital gains	75,045,375	21,371,643

	$132,186,015	$48,045,347

Floating Rate Bond
Ordinary income	$95,055,574	$28,120,691

USD Green Bond
Ordinary income	$6,645,338	$384,864

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

0-5 Year Investment Grade Corporate Bond	$6,321,842	$(6,882,478)	$(201,632,186)	$(202,192,822)
Aaa - A Rated Corporate Bond	2,167,026	(10,700,298)	(169,859,753)	(178,393,025)
BB Rated Corporate Bond	1,318,373	(1,791,917)	(17,221,391)	(17,694,935)
Convertible Bond	7,325,957	(52,953,224)	(389,882,388)	(435,509,655)
Floating Rate Bond	36,549,602	(75,073,119)	(84,423,362)	(122,946,879)
USD Green Bond	912,376	(16,105,976)	(37,956,905)	(53,150,505)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and dividends deemed recognized for tax purposes.

122	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-5 Year Investment Grade Corporate Bond	$3,399,115,069	$2,355,412	$(203,987,598)	$(201,632,186)
Aaa - A Rated Corporate Bond	990,786,157	469,558	(170,329,311)	(169,859,753)
BB Rated Corporate Bond	373,052,461	438,999	(17,660,389)	(17,221,390)
Convertible Bond	2,222,841,132	40,178,214	(430,060,602)	(389,882,388)
Floating Rate Bond	9,479,644,424	1,729,510	(86,152,872)	(84,423,362)
USD Green Bond	337,805,996	47,334	(38,003,897)	(37,956,563)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements  (continued)

receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

0-5 Year Investment Grade Corporate Bond
Shares sold	25,450,000	$1,245,637,685	20,500,000	$1,062,825,693
Shares redeemed	(11,200,000)	(557,621,546)	(11,050,000)	(572,040,001)

	14,250,000	$688,016,139	9,450,000	$490,785,692

Aaa - A Rated Corporate Bond
Shares sold	11,250,000	$559,589,549	6,650,000	$378,876,822
Shares redeemed	(14,950,000)	(715,166,498)	(11,500,000)	(652,850,617)

	(3,700,000)	$(155,576,949)	(4,850,000)	$(273,973,795)

BB Rated Corporate Bond
Shares sold	6,350,000	$287,526,706	1,500,000	$77,463,262
Shares redeemed	(650,000)	(30,777,808)	(1,150,000)	(59,877,145)

	5,700,000	$256,748,898	350,000	$17,586,117

Convertible Bond
Shares sold	17,350,000	$1,320,324,630	14,850,000	$1,483,986,664
Shares redeemed	(10,050,000)	(806,767,555)	(6,750,000)	(663,473,631)

	7,300,000	$513,557,075	8,100,000	$820,513,033

Floating Rate Bond
Shares sold	61,800,000	$3,125,726,196	39,500,000	$2,005,059,788
Shares redeemed	(17,400,000)	(874,654,600)	(11,800,000)	(598,696,744)

	44,400,000	$2,251,071,596	27,700,000	$1,406,363,044

USD Green Bond
Shares sold	1,900,000	$95,766,234	1,950,000	$108,214,385

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the six funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

  iShares

  iShares 0-5 Year Investment Grade Corporate Bond ETF

  iShares Aaa - A Rated Corporate Bond ETF

  iShares BB Rated Corporate Bond ETF

  iShares Convertible Bond ETF

  iShares Floating Rate Bond ETF

  iShares USD Green Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2022:

iShares ETF	Qualified Dividend Income

Convertible Bond	$3,452,876

The Fund hereby designates the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2022:

iShares ETF	20% Rate Long-Term Capital Gain Dividends

0-5 Year Investment Grade Corporate Bond	$3,170,676
BB Rated Corporate Bond	10,294
Convertible Bond	75,045,375

The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned for the fiscal year ended October 31, 2022:

iShares ETF	Foreign Source Income Earned

USD Green Bond	$3,189,715

The Funds hereby designates the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2022:

iShares ETF	Federal Obligation Interest

0-5 Year Investment Grade Corporate Bond	$2,016
Aaa - A Rated Corporate Bond	612
BB Rated Corporate Bond	504
Convertible Bond	1,694
Floating Rate Bond	35,671
USD Green Bond	234

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended October 31, 2022 qualified for the dividends-received deduction for corporate shareholders:

iShares ETF	Dividends-Received Deduction

Convertible Bond	11.84%

The Funds hereby designates the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends

0-5 Year Investment Grade Corporate Bond	$44,182,049
Aaa - A Rated Corporate Bond	24,871,669
BB Rated Corporate Bond	6,599,315
Convertible Bond	26,635,576
Floating Rate Bond	114,495,776
USD Green Bond	5,262,066

I M P O R T A N T T A X I N F O R M A T I O N	127

Important Tax Information (unaudited) (continued)

The Funds hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

iShares ETF	Interest-Related Dividends

0-5 Year Investment Grade Corporate Bond	$38,485,214
Aaa - A Rated Corporate Bond	21,491,250
BB Rated Corporate Bond	6,477,858
Convertible Bond	26,635,576
Floating Rate Bond	71,403,591
USD Green Bond	2,595,716

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Board Review and Approval of Investment Advisory Contract

iShares 0-5Year Investment Grade Corporate Bond ETF, iShares Aaa - A Rated Corporate Bond ETF, iShares BB Rated Corporate Bond ETF, iShares Convertible Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	129

Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U. S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

iShares Floating Rate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares USD Green Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the

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Board Review and Approval of Investment Advisory Contract  (continued)

Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited, (together the Advisory Agreements”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited, which were provided at the May 3, 2022 meeting and throughout the year and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

0-5 Year Investment Grade Corporate Bond	$0.818518	$0.069093	$—	$0.887611	92%	8%	—%		100%
Aaa - A Rated Corporate Bond	1.195701	—	—	1.195701	100	—	—		100
BB Rated Corporate Bond(a)	2.119198	0.161986	0.000013	2.281197	93	7	0	(b)	100
Convertible Bond	1.298892	5.851040	—	7.149932	18	82	—		100
Floating Rate Bond	0.524591	—	—	0.524591	100	—	—		100
USD Green Bond	1.250009	—	—	1.250009	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	135

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

136	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	137

Trustee and Officer Information  (unaudited) (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice Presidents.

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

138	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	139

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

140	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1004-1022

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

•	iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
•	iShares CMBS ETF | CMBS | NYSE Arca
•	iShares GNMA Bond ETF | GNMA | NASDAQ
•	iShares TIPS Bond ETF | TIP | NYSE Arca
•	iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca
•	iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S. bond market experienced a considerable decline for the 12 months ended October 31, 2022 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. fixed-income performance, returned -15.68%.

The U.S. Federal Reserve’s (Fed’s) shift toward tighter monetary policy was the primary factor driving the market downturn. Annualized consumer price inflation, which had been under 3.0% for over a decade, began to rise throughout 2021 and ultimately climbed above 6.0% in the year’s fourth calendar quarter. The inflation picture soon grew even more challenging following Russia’s invasion of Ukraine in early 2022, which—together with the resulting sanctions—further snarled global supply chains and contributed to a spike in energy prices. Inflation exceeded 8.0% in March 2022 and remained above that level through the end of the reporting period, with a peak of 9.1% in June.

The Fed moved aggressively in an effort to calm price pressures, ending its stimulative quantitative easing program and boosting interest rates from a range of 0.0%-0.25% to 3.0-3.25% in five separate increases from March to September 2022. This marked the largest move in such a short interval since 1980. In addition, the Fed appeared set to continue raising rates until inflation showed signs of returning closer to its longer-term target of 2%. Some evidence began to emerge later in the period that the Fed’s rate hikes had begun to reduce activity in certain segments of the economy, but there was still no sign that consumer price inflation had started to decline in a meaningful fashion. As a result, market prices at the end of October indicated that the central bank would not stop tightening until rates reached the 4.5-5.0% range.

These circumstances weighed heavily on bond market performance. The yield on the two-year U.S. Treasury note rose from 0.50% at the beginning of the period to 4.48% by the end of October 2022, while the 10-year yield climbed from 1.55% to 4.05%. The yield curve inverted significantly as result, meaning that short-term yields were higher those on longer-term debt. In late September, the yield curve moved to its largest inversion since 1982.

The surge in U.S. Treasury yields, together with investors’ increased aversion to risk, fueled weakness across all sectors of the bond market. Mortgage-backed securities, which were hurt by concerns about the housing market and the loss of demand stemming from Fed’s decision to end its quantitative easing policy, posted negative returns. Still, the category held up better than the broader index.

Investment-grade corporate bonds were among the worst-performing segments of the market. In addition to being adversely affected by rising Treasury yields, the asset class was pressured by a pronounced increase in yield spreads. The latter trend reflected concerns that weaker economic growth could lead to a slowdown in corporate earnings. Notably, the yield on corporate bonds—as gauged by the ICE BofA US Corporate Index—closed the period at the highest level since 2009.

High yield bonds also experienced sizable losses. As was the case with investment-grade corporates, a rise in both prevailing yields and yield spreads weighed heavily on performance. However, the category outperformed the investment-grade market due to its lower interest-rate sensitivity and higher weighting in the energy sector. Higher-rated issuers in the category—which are seen as having the least vulnerability to slowing growth—generally outperformed their lower-quality counterparts.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® 0-5 Year TIPS Bond ETF

Investment Objective

The iShares 0-5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years, as represented by the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.51)%	2.57%	1.34%	(2.51)%	13.50%	14.28%
Fund Market	(2.55)	2.56	1.34	(2.55)	13.48	14.24
Index	(2.55)	2.52	1.37	(2.55)	13.24	14.59

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 973.70	$ 0.15		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	iShares® 0-5 Year TIPS Bond ETF

Portfolio Management Commentary

All major segments of the fixed-income market including U.S. Treasury inflation-protected securities (“TIPS”) experienced steeply negative returns over the 12-month period, as hawkish monetary policy and rising Treasury yields weighed on performance.

Entering the period, U.S. inflation was already running well above the 2% target of the U.S. Federal Reserve (Fed). Inflation would spike in the wake of Russia’s late-February invasion of Ukraine, which exacerbated ongoing supply-chain pressures and led to sharply higher commodity prices. Consumer price inflation rose by at least 7.5% on a year-over-year basis in each of the first ten months of 2022, hitting a peak of 9.1% in June. In response, the Fed aggressively raised its benchmark overnight lending rate, bringing the Fed funds target to a range of 3.75% to 4.0%, as compared to 0% to 0.25% at the start of 2022. In addition, the market anticipated significant further rate increases from the Fed in the coming months.

The U.S. Treasury yield curve moved dramatically higher in response to the Fed’s policy tightening, with the two-year yield moving from 0.50% to 4.48% over the 12 months, an increase of 398 basis points. Longer-term Treasury yields, which are less directly influenced by changes in Fed funds, rose to a more moderate degree, as reflected in the bellwether 10-year note yield which increased from 1.55% to 4.05%, or 250 basis points. As a result, short-term Treasury yields were higher than long-term yields at the end of the period, raising concerns that the economy was on the verge of recession.

Performance for TIPS is influenced both by the direction of interest rates and changes in inflation expectations. The five-year “breakeven” inflation rate for TIPS, which measures expectations for annualized inflation five years from the present, declined slightly during the reporting period, finishing at 2.67% (source: St. Louis Fed). The rise in Treasury yields pressured TIPS performance in absolute terms, most notably for longer-maturity TIPS which are more interest rate sensitive.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	17.8%
1-2 Years	21.5
2-3 Years	22.6
3-4 Years	20.7
4-5 Years	17.4

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/25	8.7%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/23	8.2
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 04/15/23	7.7
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/26	7.2
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/27	6.8

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® CMBS ETF

Investment Objective

The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Bloomberg U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(13.75)%	(0.06)%	1.05%	(13.75)%	(0.29)%	10.99%
Fund Market	(14.02)	(0.07)	1.04	(14.02)	(0.36)	10.94
Index	(13.44)	0.23	1.35	(13.44)	1.14	14.33

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 939.10	$ 1.22		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022 (continued)	iShares® CMBS ETF

Portfolio Management Commentary

All major segments of the fixed-income market including commercial mortgage-backed securities (“CMBS”) experienced steeply negative returns over the 12-month period, as hawkish monetary policy and rising Treasury yields weighed on performance.

Entering the period, U.S. inflation was already running well above the 2% target of the U.S. Federal Reserve (Fed). Inflation would spike in the wake of Russia’s late-February invasion of Ukraine, which exacerbated ongoing supply-chain pressures and led to sharply higher commodity prices. Consumer price inflation rose by at least 7.5% on a year-over-year basis in each of the first nine months of 2022, hitting a peak of 9.1% in June. In response, the Fed aggressively raised its benchmark overnight lending rate, bringing the Fed funds target to a range of 3.0% to 3.25%, as compared to 0% to 0.25% at the start of 2022. In addition, the market anticipated significant further rate increases from the Fed in the coming months. The U.S. Treasury yield curve moved dramatically higher in response to the Fed’s policy tightening, with the two-year yield moving from 0.50% to 4.48% over the 12 months, an increase of 398 basis points. In addition, the yield curve became inverted as the market anticipated recession driven by tighter financial conditions.

Against this backdrop of rising rates and recession fears, CMBS issuance declined dramatically relative to the historically high volumes seen in 2021 and early 2022. Performance across property types varied between the pandemic winners and losers. Pandemic losers, such as hotel and retail properties, continued to experience elevated delinquencies relative to the pandemic winners such as industrial and multifamily properties. That said, certain segments are seeing improvement mainly driven by leisure and corporate travel returning to more normalized levels. The office sector remains an area of concern as remote work policies are being implemented which is resulting in lower demand for office space.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	67.7%
Aa	4.1
A	0.8
Baa	0.5
Not Rated	26.9

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	12.7%
5-10 Years	29.5
10-15 Years	2.2
20-25 Years	6.4
25-30 Years	30.8
30-35 Years	12.5
35-40 Years	3.8
More than 40 Years	2.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® GNMA Bond ETF

Investment Objective

The iShares GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Bloomberg U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(13.42)%	(1.22)%	0.07%	(13.42)%	(5.95)%	0.72%
Fund Market	(13.31)	(1.24)	0.03	(13.31)	(6.06)	0.32
Index	(13.44)	(1.07)	0.31	(13.44)	(5.23)	3.09

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 934.30	$ 0.44		$ 1,000.00	$ 1,024.80	$ 0.46		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2022 (continued)	iShares® GNMA Bond ETF

Portfolio Management Commentary

All major segments of the fixed-income market including GNMAs experienced steeply negative returns over the 12-month period, as hawkish monetary policy and rising Treasury yields weighed on performance.

Entering the period, U.S. inflation was already running well above the 2% target of the U.S. Federal Reserve (Fed). Inflation would spike in the wake of Russia’s late-February invasion of Ukraine, which exacerbated ongoing supply-chain pressures and led to sharply higher commodity prices. Consumer price inflation rose by at least 7.5% on a year-over-year basis in each of the first nine months of 2022, hitting a peak of 9.1% in June. In response, the Fed aggressively raised its benchmark overnight lending rate, bringing the Fed funds target to a range of 3.0% to 3.25%, as compared to 0% to 0.25% at the start of 2022. In addition, the market anticipated significant further rate increases from the Fed in the coming months.

The U.S. Treasury yield curve moved dramatically higher in response to the Fed’s policy tightening, with the two-year yield moving from 0.50% to 4.48% over the 12 months, an increase of 398 basis points. Longer-term Treasury yields, which are less directly influenced by changes in Fed funds, rose to a more moderate degree, as reflected in the bellwether 10-year note yield which increased from 1.55% to 4.05%, or 250 basis points. As a result, short-term Treasury yields were higher than long-term yields at the end of the period, raising concerns that the economy was on the verge of recession.

While GNMA payments of principal and interest are guaranteed by the U.S. government, mortgage-backed securities including GNMAs typically perform best in a relatively stable interest rate environment. The upward shift in Treasury yields brought prepayments on underlying mortgages to a virtual halt, leading to extended durations and greater interest rate sensitivity for existing GNMAs. In addition, performance for lower-coupon GNMAs was negatively impacted by concerns that the Fed was prepared to begin selling its holdings of these issues in conjunction with an overall tightening of policy.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

5-10 Years	1.7%
10-15 Years	0.4
15-20 Years	1.1
20-25 Years	14.8
25-30 Years	72.5
30-35 Years	9.5

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Government National Mortgage Association, 2.00%, 12/20/51	15.1%
Government National Mortgage Association, 2.50%, 08/20/51	5.6
Government National Mortgage Association, 2.50%, 07/20/51	5.3
Government National Mortgage Association, 2.00%, 02/20/51	4.0
Government National Mortgage Association, 2.50%, 08/20/50	3.2

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® TIPS Bond ETF

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, as represented by the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(11.62)%	1.98%	0.87%	(11.62)%	10.30%	9.10%
Fund Market	(11.56)	1.99	0.90	(11.56)	10.38	9.34
Index	(11.47)	2.16	1.02	(11.47)	11.28	10.66

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$920.70	$0.92		$1,000.00	$1,024.20	$0.97		0.19%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2022 (continued)	iShares® TIPS Bond ETF

Portfolio Management Commentary

All major segments of the fixed-income market including U.S. Treasury inflation-protected securities (“TIPS”) experienced steeply negative returns over the 12-month period, as hawkish monetary policy and rising Treasury yields weighed on performance.

Entering the period, U.S. inflation was already running well above the 2% target of the U.S. Federal Reserve (Fed). Inflation would spike in the wake of Russia’s late-February invasion of Ukraine, which exacerbated ongoing supply-chain pressures and led to sharply higher commodity prices. Consumer price inflation rose by at least 7.5% on a year-over-year basis in each of the first ten months of 2022, hitting a peak of 9.1% in June. In response, the Fed aggressively raised its benchmark overnight lending rate, bringing the Fed funds target to a range of 3.75% to 4.0%, as compared to 0% to 0.25% at the start of 2022. In addition, the market anticipated significant further rate increases from the Fed in the coming months.

The U.S. Treasury yield curve moved dramatically higher in response to the Fed’s policy tightening, with the two-year yield moving from 0.50% to 4.48% over the 12 months, an increase of 398 basis points. Longer-term Treasury yields, which are less directly influenced by changes in Fed funds, rose to a more moderate degree, as reflected in the bellwether 10-year note yield which increased from 1.55% to 4.05%, or 250 basis points. As a result, short-term Treasury yields were higher than long-term yields at the end of the period, raising concerns that the economy was on the verge of recession.

Performance for TIPS is influenced both by the direction of interest rates and changes in inflation expectations. The five-year “breakeven” inflation rate for TIPS, which measures expectations for annualized inflation five years from the present, declined slightly during the reporting period, finishing at 2.67% (source: St. Louis Fed). The rise in Treasury yields pressured TIPS performance in absolute terms, most notably for longer-maturity TIPS which are more interest rate sensitive.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	51.8%
5-10 Years	34.6
15-20 Years	2.8
20-25 Years	7.1
25-30 Years	3.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/26	5.9%
U.S. Treasury Inflation-Indexed Bonds, 0.50%, 04/15/24	5.3
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/25	5.0
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/30	4.2
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/31	3.8

(a)	Excludes money market funds.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Treasury Floating Rate Bond ETF

Investment Objective

The iShares Treasury Floating Rate Bond ETF(the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Bloomberg U.S. Treasury Floating Rate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	1.22%	1.15%	0.81%	1.22%	5.88%	7.29%
Fund Market	1.27	1.15	0.81	1.27	5.91	7.35
Index	1.37	1.29	0.92	1.37	6.61	8.32

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was February 3, 2014. The first day of secondary market trading was February 4, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,009.80	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2022 (continued)	iShares® Treasury Floating Rate Bond ETF

Portfolio Management Commentary

While most major segments of the fixed-income market experienced steeply negative returns over the 12-month period against the backdrop of hawkish monetary policy and rising Treasury yields, returns for Treasury Floating Rate Notes (“FRNs”) were positive for the period.

Entering the period, U.S. inflation was already running well above the 2% target of the U.S. Federal Reserve (Fed). Inflation would spike in the wake of Russia’s late-February invasion of Ukraine, which exacerbated ongoing supply-chain pressures and led to sharply higher commodity prices. Consumer price inflation rose by at least 7.5% on a year-over-year basis in each of the first ten months of 2022, hitting a peak of 9.1% in June. In response, the Fed aggressively raised its benchmark overnight lending rate, bringing the Fed funds target to a range of 3.75% to 4.0%, as compared to 0% to 0.25% at the start of 2022. In addition, the market anticipated significant further rate increases from the Fed in the coming months.

The U.S. Treasury yield curve moved dramatically higher in response to the Fed’s policy tightening, with the two-year yield moving from 0.50% to 4.48% over the 12 months, an increase of 398 basis points. Longer-term Treasury yields, which are less directly influenced by changes in Fed funds, rose to a more moderate degree, as reflected in the bellwether 10-year note yield which increased from 1.55% to 4.05%, or 250 basis points. As a result, short-term Treasury yields were higher than long-term yields at the end of the period, raising concerns that the economy was on the verge of recession.

Treasury FRNs are issued with maturities of two years and coupons that reset periodically based on the three-month Treasury bill rate. As a result, prices for FRNs are relatively unimpacted by the direction of market interest rates. Moreover, FRN performance benefits from increases in short-term Treasury yields.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	47.1%
1-2 Years	52.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Floating Rate Note, 4.07%, 07/31/23	21.3%
U.S. Treasury Floating Rate Note, 3.95%, 10/31/24	19.9
U.S. Treasury Floating Rate Note, 4.09%, 01/31/23	16.6
U.S. Treasury Floating Rate Note, 4.08%, 07/31/24	14.9
U.S. Treasury Floating Rate Note, 3.97%, 04/30/24	10.0

(a)	Excludes money market funds.

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® U.S. Treasury Bond ETF

Investment Objective

The iShares U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the ICE U.S. Treasury Core Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(14.21)%	(0.60)%	0.27%	(14.21)%	(2.98)%	2.73%
Fund Market	(14.21)	(0.58)	0.28	(14.21)	(2.87)	2.88
Index	(14.07)	(0.48)	0.38	(14.07)	(2.37)	3.85

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury Core Bond Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury Core Bond Index. Historical index data from July 1, 2016 through February 28, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury Core Bond Index. Historical index data prior to July 1, 2016 is for the Barclays U.S. Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 935.90	$ 0.24		$ 1,000.00	$ 1,025.00	$ 0.26		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	15

Fund Summary as of October 31, 2022 (continued)	iShares® U.S. Treasury Bond ETF

Portfolio Management Commentary

All major segments of the fixed-income market including U.S. Treasuries experienced steeply negative returns over the 12-month period, as hawkish monetary policy and rising Treasury yields weighed on performance.

Entering the period, U.S. inflation was already running well above the 2% target of the U.S. Federal Reserve (Fed). Inflation would spike in the wake of Russia’s late-February invasion of Ukraine, which exacerbated ongoing supply-chain pressures and led to sharply higher commodity prices. Consumer price inflation rose by at least 7.5% on a year-over-year basis in each of the first ten months of 2022, hitting a peak of 9.1% in June. In response, the Fed aggressively raised its benchmark overnight lending rate, bringing the Fed funds target to a range of 3.75% to 4.0%, as compared to 0% to 0.25% at the start of 2022. In addition, the market anticipated significant further rate increases from the Fed in the coming months.

The U.S. Treasury yield curve moved dramatically higher in response to the Fed’s policy tightening, with the two-year yield moving from 0.50% to 4.48% over the 12 months, an increase of 398 basis points. Longer-term Treasury yields, which are less directly influenced by changes in Fed funds, rose to a more moderate degree, as reflected in the bellwether 10-year note yield which increased from 1.55% to 4.05%, or 250 basis points. As a result, short-term Treasury yields were higher than long-term yields at the end of the period, raising concerns that the economy was on the verge of recession.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	50.2%
5-10 Years	31.9
10-15 Years	0.4
15-20 Years	1.8
More than 20 Years	15.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 0.25%, 05/15/24	6.7%
U.S. Treasury Note/Bond, 3.13%, 11/15/28	5.3
U.S. Treasury Note/Bond, 1.38%, 11/15/31	5.0
U.S. Treasury Note/Bond, 2.63%, 02/15/29	4.2
U.S. Treasury Note/Bond, 1.88%, 02/15/51	3.7

(a)	Excludes money market funds.

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	17

Schedule of Investments October 31, 2022	iShares® 0-5 Year TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 01/15/23	$996,405	$994,251,045
0.13%, 07/15/24	770,678	750,998,622
0.13%, 10/15/24	703,144	682,422,728
0.13%, 04/15/25	1,090,016	1,045,713,148
0.13%, 10/15/25	652,321	623,907,068
0.13%, 04/15/26	918,871	867,200,733
0.13%, 07/15/26	733,783	693,850,537
0.13%, 10/15/26	800,972	754,147,469
0.13%, 04/15/27	882,620	823,855,086
0.25%, 01/15/25	697,687	674,030,955
0.38%, 07/15/23	218,140	216,377,488
0.38%, 07/15/25	374,507	361,938,506
0.38%, 01/15/27	594,386	562,064,934
0.38%, 07/15/27	449,907	425,023,833
0.50%, 04/15/24	403,882	395,417,503
0.63%, 04/15/23	938,105	932,204,711
0.63%, 01/15/24	791,308	778,544,071
0.63%, 01/15/26	173,132	166,979,333
1.63%, 10/15/27	269,734	270,345,182
2.00%, 01/15/26	13,499	13,576,802

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.38%, 01/15/25	$20,895	$21,122,958
2.38%, 01/15/27	13,061	13,392,079

		12,067,364,791

Total Long-Term Investments — 99.5% (Cost: $12,913,482,122)		12,067,364,791

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	29,880	29,880,000

Total Short-Term Securities — 0.3% (Cost: $29,880,000)		29,880,000

Total Investments — 99.8% (Cost: $12,943,362,122)		12,097,244,791

Other Assets Less Liabilities — 0.2%		26,573,132

Net Assets — 100.0%		$12,123,817,923

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$558,699,039	$—	$(528,819,039	)(a)	$—	$—	$29,880,000	29,880	$1,316,788	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$12,067,364,791	$—	$12,067,364,791
Money Market Funds	29,880,000	—	—	29,880,000

	$29,880,000	$12,067,364,791	$—	$12,097,244,791

See notes to financial statements.

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 58.4%
Bank
2.92%, 12/15/52 (Call 12/15/29)	$1,000	$836,457
3.30%, 05/15/64 (Call 05/15/31)	500	352,098
3.79%, 04/15/65(a)	1,500	1,301,930
Series 2017, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	220	198,151
Series 2017-BNK4, Class AS, 3.78%, 05/15/50 (Call 04/15/27)	500	447,053
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50 (Call 04/15/27)	260	247,410
Series 2017-BNK4, Class C, 4.37%, 05/15/50 (Call 04/15/27)(a)	485	415,506
Series 2017-BNK5, Class A4, 3.13%, 06/15/60 (Call 07/15/27)	1,960	1,747,517
Series 2017-BNK7, Class B, 3.95%, 09/15/60 (Call 09/15/27)	550	478,537
Series 2017-BNK8, Class A3, 3.23%, 11/15/50 (Call 11/15/27)	683	607,429
Series 2017-BNK8, Class AS, 3.73%, 11/15/50 (Call 11/15/27)	1,000	887,243
Series 2018-BN10, Class C, 4.16%, 02/15/61 (Call 02/15/28)(a)	800	672,577
Series 2018-BN14, Class A3, 3.97%, 09/15/60 (Call 09/15/28)	600	547,491
Series 2018-BN14, Class AS, 4.48%, 09/15/60 (Call 09/15/28)(a)	500	450,220
Series 2018-BN14, Class B, 4.58%, 09/15/60 (Call 09/15/28)(a)	750	660,773
Series 2018-BN15, Class A3, 4.14%, 11/15/61 (Call 11/15/28)	500	459,204
Series 2019-BN16, Class AS, 4.27%, 02/15/52 (Call 02/15/29)	262	231,101
Series 2019-BN18, Class A2, 3.47%, 05/15/62 (Call 05/15/29)	830	797,496
Series 2019-BN19, Class A3, 2.93%, 08/15/61 (Call 07/15/29)	2,000	1,709,148
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/15/29)	497	425,258
Series 2019-BN20, Class A2, 2.76%, 09/15/62 (Call 10/15/29)	425	355,069
Series 2019-BN20, Class A3, 3.01%, 09/15/62 (Call 10/15/29)	1,000	844,247
Series 2019-BN20, Class B, 3.40%, 09/15/62 (Call 10/15/29)(a)	1,000	811,287
Series 2019-BN21, Class A4, 2.60%, 10/17/52 (Call 10/15/29)	2,000	1,665,941
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 10/15/29)	500	417,882
Series 2019-BN21, Class B, 3.21%, 10/17/52 (Call 10/15/29)(a)	1,000	793,707
Series 2019-BN22, Class A3, 2.73%, 11/15/62 (Call 11/15/29)	1,000	825,498
Series 2019-BN22, Class A4, 2.98%, 11/15/62 (Call 11/15/29)	820	689,696
Series 2019-BN24, Class ASB, 2.93%, 11/15/62 (Call 12/15/29)	1,000	889,190
Series 2019-BNK16, Class A4, 4.01%, 02/15/52 (Call 02/15/29)	2,100	1,904,135
Series 2020, Class A5, 2.65%, 01/15/63 (Call 02/15/30)	1,000	818,247

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-BN25, Class A3, 2.39%, 01/15/63 (Call 02/15/30)	$1,000	$873,512
Series 2020-BN26, Class B, 2.91%, 03/15/63 (Call 03/15/30)(a)	250	190,965
Series 2020-BN27, Class AS, 2.55%, 04/15/63 (Call 04/15/30)	1,000	766,484
Series 2020-BN28, Class A4, 1.84%, 03/15/63 (Call 10/15/30)	500	378,080
Series 2020-BN29, Class C, 3.03%, 11/15/53 (Call 12/15/30)(a)	520	381,160
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	240	197,853
Series 2021-BN32, Class AS, 2.64%, 04/15/54 (Call 04/15/31)	2,075	1,653,817
Series 2021-BN34, Class A5, 2.44%, 06/15/63 (Call 07/15/31)	244	190,152
Series 2021-BN34, Class AS, 2.57%, 06/15/63 (Call 07/15/31)	500	377,354
Series 2021-BN35, Class B, 2.53%, 06/15/64 (Call 08/15/31)	1,000	714,192
Series 2022-BNK40, Class A4, 3.39%, 03/15/64 (Call 03/15/32)(a)	1,000	841,147
Series 2022-BNK40, Class AS, 3.39%, 03/15/64 (Call 03/15/32)(a)	1,000	803,916
Series2017-BNK4, Class A4, 3.63%, 05/15/50 (Call 04/15/27)	1,000	914,553
Serise BN23, Class C, 3.51%, 12/15/52 (Call 12/15/29)(a)	500	379,961
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49 (Call 02/15/31)	800	732,773
Series 2016-UB10, Class B, 3.79%, 07/15/49 (Call 02/15/31)	250	224,202
Series 2017-BNK3, Class A3, 3.31%, 02/15/50 (Call 02/15/27)	1,351	1,222,388
Series 2017-BNK3, Class A4, 3.57%, 02/15/50 (Call 02/15/27)	1,000	915,680
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 05/15/29)	1,746	1,543,235
Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 08/15/29)	1,000	844,121
Series 2019-C5, 2.81%, 11/15/52 (Call 11/15/29)	1,000	834,342
Series 2019-C5, Class A2, 3.04%, 11/15/52 (Call 11/15/29)	678	644,873
Series 2019-C5, Class A4, 3.06%, 11/15/52 (Call 11/15/29)	1,000	848,373
BBCMS Mortgage Trust
2.95%, 02/15/55 (Call 02/15/32)(a)	1,500	1,211,062
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	1,000	917,595
Series 2018-C2, Class A5, 4.31%, 12/15/51 (Call 12/15/28)	1,250	1,156,733
Series 2018-C2, Class C, 4.97%, 12/15/51 (Call 12/15/28)(a)	250	212,212
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 02/15/30)	1,500	1,229,722
Series 2020-C7, Class AS, 2.44%, 04/15/53 (Call 04/15/30)	300	231,269
Series 2020-C8, Class A5, 2.04%, 10/15/53 (Call 10/15/30)	1,000	769,533
Series 2021-C11, Class A5, 2.32%, 09/15/54	2,500	1,924,723
Series 2021-C12, Class A4, 2.42%, 11/15/54	2,000	1,573,459
Series 2021-C12, Class C, 3.21%, 11/15/54(a)	1,500	1,066,199
Series 2022-C14, Class AS, 3.35%, 02/15/55 (Call 02/15/32)(a)	250	202,279
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 04/15/32)(a)	2,640	2,263,394
Series 2022-C17, Class A4, 4.17%, 09/15/55 (Call 09/15/32)	2,000	1,786,492

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	$1,750	$1,383,991
Series 2021-C10, Class AS, 2.68%, 07/15/54 (Call 07/15/31)	1,000	757,440
Series 2021-C10, Class B, 2.49%, 07/15/54 (Call 07/15/31)	1,000	713,002
Series 2021-C10, Class C, 2.84%, 07/15/54 (Call 07/15/31)	500	346,445
Benchmark Mortgage Trust
3.46%, 03/15/55 (Call 03/15/32)	2,000	1,677,828
4.45%, 05/15/55 (Call 05/15/32)(a)	1,750	1,599,539
Series 2018-B1, Class A5, 3.67%, 01/15/51 (Call 01/15/28)(a)	1,000	905,417
Series 2018-B1, Class AM, 3.88%, 01/15/51 (Call 01/15/28)(a)	500	446,033
Series 2018-B2, Class A4, 3.61%, 02/15/51 (Call 02/15/28)	1,350	1,217,931
Series 2018-B2, Class AS, 4.08%, 02/15/51 (Call 02/15/28)(a)	1,000	888,538
Series 2018-B2, Class C, 4.24%, 02/15/51 (Call 02/15/28)(a)	500	425,704
Series 2018-B3, Class A4, 3.76%, 04/10/51 (Call 04/10/28)	1,700	1,543,768
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 04/10/28)	1,000	918,778
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	1,023	940,520
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	464	438,640
Series 2018-B4, Class C, 4.55%, 07/15/51 (Call 07/15/28)(a)	400	333,941
Series 2018-B5, Class B, 4.57%, 07/15/51 (Call 08/15/28)	500	444,170
Series 2018-B7, Class B, 4.86%, 05/15/53 (Call 11/15/28)(a)	400	360,497
Series 2018-B8, Class A4, 3.96%, 01/15/52 (Call 12/15/28)	2,000	1,840,589
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	1,000	919,428
Series 2018-B8, Class AS, 4.53%, 01/15/52 (Call 12/15/28)(a)	1,563	1,428,551
Series 2019-B10, Class AM, 3.98%, 03/15/62 (Call 03/15/29)	600	524,039
Series 2019-B11, Class AS, 3.78%, 05/15/52 (Call 06/15/29)	500	428,846
Series 2019-B11, Class B, 3.96%, 05/15/52 (Call 06/15/29)(a)	500	415,786
Series 2019-B13, Class C, 3.84%, 08/15/57 (Call 10/15/29)(a)	500	394,181
Series 2019-B14, Class A5, 3.05%, 12/15/62 (Call 11/15/29)	500	421,356
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	1,000	906,574
Series 2019-B9, Class C, 4.97%, 03/15/52 (Call 02/15/29)(a)	250	212,931
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 02/15/30)	1,990	1,634,679
Series 2020-B16, Class AM, 2.94%, 02/15/53 (Call 02/15/30)(a)	1,000	799,485
Series 2020-B17, Class C, 3.37%, 03/15/53 (Call 03/15/30)(a)	250	190,908
Series 2020-B18 AM, Class AM, 2.34%, 07/15/53 (Call 08/15/30)	430	326,495
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 10/15/30)	450	320,567
Series 2020-B20, Class B, 2.53%, 10/15/53 (Call 10/15/30)	500	370,419
Series 2020-B21, Class A5, 2.25%, 12/17/53 (Call 12/15/30)	500	380,709
Series 2020-B22, Class A5, 1.97%, 01/15/54 (Call 01/15/31)	1,000	757,148

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-IG1, Class A3, 2.69%, 09/15/43 (Call 01/15/30)	$1,750	$1,423,128
Series 2021-B23, Class AS, 2.27%, 02/15/54 (Call 02/15/31)	500	375,840
Series 2021-B24, Class A4, 2.26%, 03/15/54 (Call 03/15/31)	2,000	1,578,691
Series 2021-B25, Class A5, 2.58%, 04/15/54 (Call 04/15/31)	2,000	1,582,886
Series 2021-B25, Class ASB, 2.27%, 04/15/54 (Call 04/15/31)	650	537,145
Series 2021-B26, Class A5, 2.61%, 06/15/54 (Call 06/15/31)	1,500	1,188,286
Series 2021-B26, Class AM, 2.83%, 06/15/54 (Call 06/15/31)	500	384,695
Series 2021-B27, Class A2, 2.02%, 07/15/54 (Call 07/15/31)	1,000	872,581
Series 2021-B27, Class A5, 2.39%, 07/15/54 (Call 07/15/31)	1,000	773,403
Series 2021-B27, Class AS, 2.51%, 07/15/54 (Call 07/15/31)	500	374,964
Series 2021-B29, Class A2, 2.02%, 09/15/54 (Call 10/15/31)	1,740	1,515,071
Series 2021-B29, Class A5, 2.39%, 09/15/54 (Call 10/15/31)	830	638,958
Series 2022-B32, Class A5, 3.00%, 01/15/55(a)	1,000	807,114
Series 2022-B34, Class A5, 3.79%, 04/15/55 (Call 04/15/32)(a)	1,500	1,293,129
Serise 2020-B17, Class A2, 2.21%, 03/15/53 (Call 03/15/30)	1,000	914,938
Serise 2020-B17, Class A5, 2.29%, 03/15/53 (Call 03/15/30)	1,000	793,406
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50 (Call 12/15/27)(a)	1,510	1,351,840
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 (Call 02/10/27)	230	209,505
Series 2017-CD3, Class AS, 3.83%, 02/10/50 (Call 02/10/27)	750	668,044
Series 2017-CD3, Class C, 4.55%, 02/10/50 (Call 02/10/27)(a)	300	250,637
Series 2017-CD4, Class A4, 3.51%, 05/10/50 (Call 05/10/27)(a)	1,000	906,243
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	750	674,464
Series 2017-CD6, Class C, 4.23%, 11/13/50 (Call 11/13/27)(a)	500	430,129
Series 2018-CD7, Class ASB, 4.21%, 08/15/51 (Call 08/15/28)	550	522,036
Series 2019-CD8, Class A4, 2.91%, 08/15/57 (Call 08/15/29)	1,000	835,988
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 (Call 01/10/26)	500	469,079
Series 2016-C4, Class A4, 3.28%, 05/10/58 (Call 05/10/26)	1,650	1,506,058
Series 2017-C8, Class ASB, 3.37%, 06/15/50 (Call 05/15/27)	901	856,642
Series 2017-C8, Class B, 4.20%, 06/15/50 (Call 05/15/27)(a)	750	666,461
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4, 4.02%, 03/10/47 (Call 03/10/24)	500	488,389

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-GC21, Class A5, 3.86%, 05/10/47 (Call 05/10/24)	$1,145	$1,110,118
Series 2014-GC23, Class A4, 3.62%, 07/10/47 (Call 07/10/24)	750	721,269
Series 2014-GC23, Class AS, 3.86%, 07/10/47 (Call 07/10/24)	250	238,866
Series 2014-GC23, Class C, 4.43%, 07/10/47 (Call 07/10/24)(a)	250	235,260
Series 2014-GC25, Class A4, 3.64%, 10/10/47 (Call 10/10/24)	1,000	956,183
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 10/10/24)	953	905,653
Series 2014-GC25, Class B, 4.35%, 10/10/47 (Call 10/10/24)(a)	100	94,792
Series 2015-GC27, Class A5, 3.14%, 02/10/48 (Call 01/10/25)	2,180	2,057,378
Series 2015-GC29, Class C, 4.14%, 04/10/48 (Call 04/10/25)(a)	250	229,709
Series 2015-GC31, Class A4, 3.76%, 06/10/48 (Call 06/10/25)	750	708,976
Series 2015-GC33, Class A4, 3.78%, 09/10/58 (Call 05/10/26)	1,500	1,415,979
Series 2015-GC33, Class AS, 4.11%, 09/10/58 (Call 05/10/26)	850	797,750
Series 2015-GC35, Class AAB, 3.61%, 11/10/48 (Call 11/10/25)	328	318,179
Series 2015-P1, Class A5, 3.72%, 09/15/48 (Call 05/15/26)	356	335,073
Series 2016-C1, Class A4, 3.21%, 05/10/49 (Call 06/10/26)	874	797,469
Series 2016-C2, Class A4, 2.83%, 08/10/49 (Call 08/10/26)	1,000	889,410
Series 2016-C3, Class AAB, 2.98%, 11/15/49 (Call 11/15/26)	872	831,133
Series 2016-GC36, Class A4, 3.35%, 02/10/49 (Call 02/10/26)	1,000	934,406
Series 2016-P3, Class A3, 3.06%, 04/15/49 (Call 04/15/26)	1,500	1,413,671
Series 2016-P3, Class A4, 3.33%, 04/15/49 (Call 04/15/26)	75	69,084
Series 2016-P6, Class AS, 4.03%, 12/10/49 (Call 01/10/27)(a)	1,000	912,231
Series 2017-C4, Class A3, 3.21%, 10/12/50 (Call 11/12/27)	1,000	901,953
Series 2017-P8, Class A3, 3.20%, 09/15/50 (Call 09/15/27)	885	788,188
Series 2017-P8, Class AS, 3.79%, 09/15/50 (Call 09/15/27)(a)	750	667,375
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 03/10/28)	600	550,716
Series 2018-C5, Class A4, 4.23%, 06/10/51 (Call 06/10/28)(a)	1,000	924,954
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	1,199	1,111,493
Series 2019-C7, Class A4, 3.10%, 12/15/72 (Call 12/15/29)	2,000	1,684,621
Series 2019-GC41, Class AS, 3.02%, 08/10/56 (Call 08/10/29)	750	613,208
Series 2019-GC43, Class A2, 2.98%, 11/10/52 (Call 11/10/29)	863	812,989
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 11/10/29)	750	632,174
Series 2020-GC46, Class A5, 2.72%, 02/15/53 (Call 02/15/30)	1,000	821,870
Series 2020-GC46, Class AS, 2.92%, 02/15/53 (Call 02/15/30)(a)	500	396,206
Series 2020-GC46, Class B, 3.15%, 02/15/53 (Call 02/15/30)(a)	234	182,927

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Commission Mortgage Trust
Series 2013-CR11, Class AM, 4.72%, 08/10/50 (Call 10/10/23)(a)	$250	$246,773
Series 2013-CR6, Class ASB, 2.62%, 03/10/46 (Call 03/10/23)	17	17,214
Series 2013-LC6, Class B, 3.74%, 01/10/46 (Call 02/10/23)	430	428,373
Series 2014-CR14, Class C, 4.59%, 02/10/47 (Call 01/10/24)(a)	200	190,446
Series 2014-CR16, Class A4, 4.05%, 04/10/47 (Call 04/10/24)	500	485,602
Series 2014-CR16, Class ASB, 3.65%, 04/10/47 (Call 04/10/24)	49	48,193
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 05/10/24)	500	484,728
Series 2014-CR17, Class B, 4.38%, 05/10/47 (Call 05/10/24)	292	275,659
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 07/15/24)	300	286,717
Series 2014-CR19, Class A5, 3.80%, 08/10/47 (Call 08/10/24)	438	422,717
Series 2014-CR19, Class B, 4.70%, 08/10/47 (Call 08/10/24)(a)	850	811,016
Series 2014-CR20, Class AM, 3.94%, 11/10/47 (Call 01/10/29)	250	234,509
Series 2014-LC17, Class A5, 3.92%, 10/10/47 (Call 12/10/24)	675	650,184
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 03/10/24)	1,521	1,482,818
Series 2014-UBS2, Class AM, 4.20%, 03/10/47 (Call 03/10/24)	425	411,319
Series 2014-UBS3, Class C, 4.74%, 06/10/47 (Call 06/10/24)(a)	150	141,292
Series 2014-UBS4, Class A4, 3.42%, 08/10/47 (Call 07/10/29)	250	240,511
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/29)	500	480,078
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/29)	500	475,495
Series 2014-UBS4, Class B, 4.35%, 08/10/47 (Call 07/10/29)	250	234,441
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/10/24)	730	701,789
Series 2014-UBS6, Class A4, 3.38%, 12/10/47 (Call 10/10/28)	834	794,659
Series 2014-UBS6, Class A5, 3.64%, 12/10/47 (Call 10/10/28)	500	477,419
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 03/10/25)	500	471,655
Series 2015-CR22, Class AM, 3.60%, 03/10/48 (Call 03/10/25)(a)	200	186,206
Series 2015-CR22, Class C, 4.07%, 03/10/48 (Call 03/10/25)(a)	300	275,370
Series 2015-CR23, Class A4, 3.50%, 05/10/48 (Call 05/10/25)	500	471,153
Series 2015-CR24, Class A4, 3.43%, 08/10/48 (Call 06/10/26)	954	896,232
Series 2015-CR24, Class B, 4.43%, 08/10/48 (Call 06/10/26)(a)	750	700,323
Series 2015-CR24, Class D, 3.46%, 08/10/48 (Call 06/10/26)(a)	200	162,976

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	$750	$706,616
Series 2015-CR25, Class ASB, 3.54%, 08/10/48 (Call 08/10/25)	571	552,534
Series 2015-CR25, Class B, 4.52%, 08/10/48 (Call 08/10/25)(a)	300	277,732
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 02/10/25)	750	708,716
Series 2015-DC1, Class B, 4.04%, 02/10/48 (Call 02/10/25)(a)	1,000	919,712
Series 2015-DC1, Class C, 4.30%, 02/10/48 (Call 02/10/25)(a)	250	228,171
Series 2015-LC19, Class A4, 3.18%, 02/10/48 (Call 01/10/27)	1,000	944,554
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 01/10/26)	500	472,384
Series 2015-LC23, Class A4, 3.77%, 10/10/48 (Call 11/10/25)	1,000	941,859
Series 2015-PC1, Class ASB, 3.61%, 07/10/50 (Call 06/10/25)	96	93,889
Series 2016-CR28, Class C, 4.60%, 02/10/49 (Call 01/10/26)(a)	604	545,746
Series 2016-DC2, Class A4, 3.50%, 02/10/49 (Call 02/10/26)	367	345,132
Series 2016-DC2, Class AM, 4.24%, 02/10/49 (Call 02/10/26)	750	686,790
Series 2016-DC2, Class ASB, 3.55%, 02/10/49 (Call 02/10/26)	650	627,808
Series 2016-DC2, Class C, 4.66%, 02/10/49 (Call 02/10/26)(a)	250	225,075
Series 2017-COR2, Class C, 4.59%, 09/10/50 (Call 09/10/27)(a)	750	649,701
Series 2018-COR3, Class A3, 4.23%, 05/10/51 (Call 05/10/28)	750	688,887
Series 2018-COR3, Class B, 4.51%, 05/10/51 (Call 05/10/28)(a)	500	438,989
Series 2018-COR3, Class C, 4.56%, 05/10/51 (Call 05/10/28)(a)	500	415,783
Series 2019-GC44, Class A5, 2.95%, 08/15/57 (Call 11/15/29)	1,000	829,501
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 03/15/25)	500	474,105
Series 2015-C1, Class AS, 3.79%, 04/15/50 (Call 03/15/25)(a)	435	408,136
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 05/15/25)	500	471,163
Series 2015-C3, Class A4, 3.72%, 08/15/48 (Call 08/15/25)	650	612,941
Series 2015-C4, Class A3, 3.54%, 11/15/48 (Call 11/15/25)	1,489	1,397,666
Series 2015-C4, Class A4, 3.81%, 11/15/48 (Call 11/15/25)	1,464	1,376,132
Series 2015-C4, Class D, 3.56%, 11/15/48 (Call 11/15/25)(a)	250	213,442
Series 2016-C5, Class C, 4.64%, 11/15/48 (Call 11/15/25)(a)	750	688,912
Series 2016-C6, Class C, 4.92%, 01/15/49 (Call 05/15/26)(a)	350	311,849
Series 2016-C7, Class A4, 3.21%, 11/15/49 (Call 11/15/26)	193	179,604
Series 2016-C7, Class AS, 3.96%, 11/15/49 (Call 11/15/26)(a)	1,000	907,720
Series 2017-CX9, Class A5, 3.45%, 09/15/50 (Call 09/15/27)	1,000	901,132
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28)(a)	1,000	917,222

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-C15, Class A2, 3.45%, 03/15/52 (Call 02/15/29)	$1,045	$1,011,610
Series 2019-C15, Class A3, 3.78%, 03/15/52 (Call 02/15/29)	1,400	1,262,843
Series 2019-C15, Class B, 4.48%, 03/15/52 (Call 02/15/29)	1,000	861,907
Series 2019-C17, Class A5, 3.02%, 09/15/52 (Call 09/15/29)	2,000	1,673,871
Series 2019-C18, Class ASB, 2.87%, 12/15/52 (Call 12/15/29)	500	441,796
Series 2020-C19, Class A3, 2.56%, 03/15/53 (Call 03/15/30)	500	403,915
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51 (Call 10/15/28)	1,400	1,298,431
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49 (Call 04/10/26)	1,000	918,553
Series 2016-C1, Class ASB, 3.04%, 05/10/49 (Call 04/10/26)	385	366,454
Series 2016-C1, Class B, 4.20%, 05/10/49 (Call 04/10/26)(a)	1,160	1,026,422
Series 2016-C1, Class C, 3.32%, 05/10/49 (Call 04/10/26)(a)	468	396,375
Series 2017-C6, Class A3, 3.27%, 06/10/50 (Call 06/10/27)	561	540,393
Federal National Mortgage Association
1.71%, 11/25/31(a)	983	828,286
1.94%, 12/25/31(a)	1,000	779,471
2.35%, 02/25/31	1,000	844,370
Series 2016-M1, Class A2, 2.94%, 01/25/26(a)	807	761,875
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	386,536
Series 2016-M12, Class AV2, 2.31%, 10/25/23	260	257,224
Series 2016-M5, Class A2, 2.47%, 04/25/26	1,000	924,043
Series 2017-M1, Class A2, 2.41%, 10/25/26(a)	786	719,737
Series 2017-M14, Class A2, 2.87%, 11/25/27(a)	1,811	1,662,352
Series 2017-M15, Class ATS2, 3.16%, 11/25/27(a)	457	442,177
Series 2018-M14, Class A2, 3.58%, 08/25/28(a)	409	383,766
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,175	1,042,615
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,690	1,440,559
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,568	1,445,419
Series 2020-M1, Class A2, 2.44%, 10/25/29	4,530	3,877,185
Series 2020-M14, Class A2, 1.78%, 05/25/30	1,000	803,840
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	198,270
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	832,859
Series 2020-M8, Class A2, 1.82%, 02/25/30	100	81,315
Series 2021-M19, Class A2, 1.74%, 10/25/31(a)	2,000	1,539,230
Series 2021-M4, Class A2, 1.46%, 02/25/31(a)	2,500	1,911,110
Series 2022-M3, Class A2, 1.71%, 11/25/31(a)	2,000	1,523,904
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,508,043
Series2019-M6, Class A2, 3.45%, 01/01/29	577	538,636
Serise 2015-M15, Class A2, 2.92%, 10/25/25(a)	653	619,868
GS Mortgage Securities Trust
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45	32	31,542
Series 2013-GC16, Class AS, 4.65%, 11/10/46 (Call 11/10/23)	150	148,079
Series 2013-GC16, Class C, 5.31%, 11/10/46 (Call 11/10/23)(a)	100	97,003
Series 2014-GC18, Class AS, 4.38%, 01/10/47 (Call 01/10/24)	650	626,958
Series 2014-GC20, Class A5, 4.00%, 04/10/47 (Call 04/10/24)	400	389,899
Series 2014-GC20, Class B, 4.53%, 04/10/47 (Call 04/10/24)(a)	250	236,222

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-GC22, Class A5, 3.86%, 06/10/47 (Call 06/10/24)	$1,640	$1,585,705
Series 2014-GC22, Class AS, 4.11%, 06/10/47 (Call 06/10/24)	250	239,221
Series 2014-GC24, Class AAB, 3.65%, 09/10/47 (Call 09/10/24)	216	211,697
Series 2014-GC26, Class A5, 3.63%, 11/10/47 (Call 12/10/24)	1,485	1,408,914
Series 2015-GC30, Class AAB, 3.12%, 05/10/50 (Call 05/10/25)	215	208,773
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/10/25)(a)	500	467,727
Series 2015-GC32, Class A3, 3.50%, 07/10/48 (Call 07/10/25)	545	512,717
Series 2015-GC32, Class C, 4.41%, 07/10/48 (Call 07/10/25)(a)	804	722,439
Series 2015-GC34, Class A4, 3.51%, 10/10/48 (Call 10/10/25)	1,500	1,398,906
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	1,500	1,397,738
Series 2016-GS2, Class A4, 3.05%, 05/10/49 (Call 05/10/26)	1,170	1,063,867
Series 2016-GS3, Class A3, 2.59%, 10/10/49 (Call 10/10/26)	1,291	1,153,249
Series 2016-GS3, Class A4, 2.85%, 10/10/49 (Call 10/10/26)	780	697,204
Series 2016-GS4, Class A4, 3.44%, 11/10/49 (Call 11/10/26)(a)	39	35,559
Series 2017-GS6, Class B, 3.87%, 05/10/50 (Call 05/10/27)	1,000	870,145
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 08/10/27)	1,000	892,073
Series 2017-GS7, Class B, 3.88%, 08/10/50 (Call 08/10/27)	500	442,235
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 03/10/28)(a)	1,000	915,437
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 02/10/29)	750	677,162
Series 2019-GC40, Class A4, 3.16%, 07/10/52 (Call 07/10/29)	1,131	966,742
Series 2019-GSA1, Class C, 3.80%, 11/10/52 (Call 11/10/29)(a)	500	386,873
Series 2020-GC45, Class A4, 2.66%, 02/13/53 (Call 01/13/30)	775	632,576
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4, 3.65%, 01/15/49 (Call 12/15/25)	1,000	938,825
Series 2015-JP1, Class AS, 4.12%, 01/15/49 (Call 12/15/25)(a)	750	693,946
Series 2016-JP3, Class AS, 3.14%, 08/15/49 (Call 09/15/26)	1,000	875,542
Series 2016-JP3, Class B, 3.40%, 08/15/49 (Call 09/15/26)(a)	108	94,643
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class AS, 4.41%, 08/15/46 (Call 08/15/23)(a)	150	148,073
Series 2013-C14, Class B, 4.55%, 08/15/46 (Call 08/15/23)(a)	500	488,782
Series 2013-C15, Class B, 4.93%, 11/15/45 (Call 10/15/23)(a)	200	196,054
Series 2013-C15, Class C, 5.18%, 11/15/45 (Call 10/15/23)(a)	110	107,556

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C17, Class A4, 4.20%, 01/15/47 (Call 01/15/24)	$490	$480,081
Series 2013-C17, Class C, 4.88%, 01/15/47 (Call 01/15/24)(a)	100	95,929
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 01/15/29)	1,400	1,362,789
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 01/15/29)(a)	1,200	1,160,852
Series 2014-C18, Class B, 4.79%, 02/15/47 (Call 01/15/29)(a)	225	215,418
Series 2014-C19, Class C, 4.65%, 04/15/47 (Call 01/15/25)(a)	200	188,748
Series 2014-C21, Class A4, 3.49%, 08/15/47 (Call 07/15/24)	510	492,386
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 07/15/24)	500	481,950
Series 2014-C21, Class ASB, 3.43%, 08/15/47 (Call 07/15/24)	119	116,554
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 03/15/26)	1,006	968,098
Series 2014-C22, Class C, 4.55%, 09/15/47 (Call 03/15/26)(a)	200	178,484
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 02/15/26)	1,144	1,102,232
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 02/15/26)	140	136,958
Series 2014-C25, Class AS, 4.07%, 11/15/47 (Call 11/15/24)	232	220,028
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	185	173,821
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 09/15/26)	500	463,229
Series 2015-C28, Class A3, 2.91%, 10/15/48 (Call 04/15/25)	803	755,806
Series 2015-C28, Class ASB, 3.04%, 10/15/48 (Call 04/15/25)	215	208,152
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 06/15/28)	251	243,266
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 06/15/28)(a)	250	229,553
Series 2015-C30, Class AS, 4.23%, 07/15/48 (Call 07/15/25)(a)	635	595,916
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	946	897,460
Series 2015-C33, Class A4, 3.77%, 12/15/48 (Call 11/15/25)	1,000	941,845
Series 2016-C1, Class A5, 3.58%, 03/17/49 (Call 02/15/26)	822	764,215
Series 2016-C1, Class B, 4.74%, 03/17/49 (Call 02/15/26)(a)	450	415,546
Series 2016-C1, Class C, 4.74%, 03/17/49 (Call 02/15/26)(a)	400	360,750
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, 3.88%, 03/15/50 (Call 04/15/27)(a)	650	584,001
Series 2017-JP5, Class ASB, 3.55%, 03/15/50 (Call 04/15/27)	112	105,764
Series 2017-JP6, Class A5, 3.49%, 07/15/50 (Call 06/15/27)	300	272,596
Series 2017-JP6, Class AS, 3.74%, 07/15/50 (Call 06/15/27)	400	354,144

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 08/15/27)	$1,000	$902,491
Series 2019-COR5, Class A2, 3.15%, 06/13/52 (Call 06/13/29)	324	312,440
Series 2019-COR5, Class A4, 3.39%, 06/13/52 (Call 06/13/29)	1,200	1,042,893
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49 (Call 05/15/26)	1,000	913,124
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/15/26)(a)	750	651,715
Series 2017-C5, Class A5, 3.69%, 03/15/50 (Call 04/15/27)	1,100	1,011,537
Series 2017-C7, Class A3, 3.05%, 10/15/50 (Call 11/15/27)	1,196	1,140,931
Series 2017-C7, Class A5, 3.41%, 10/15/50 (Call 11/15/27)	1,050	943,608
Series 2018-C8, Class A3, 3.94%, 06/15/51 (Call 06/15/28)	561	519,143
Series 2019-COR6, Class A4, 3.06%, 11/13/52 (Call 11/13/29)	955	803,290
Series 2020-COR7, Class A5, 2.18%, 05/13/53 (Call 04/13/30)	539	417,570
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class A4, 3.99%, 01/15/46 (Call 07/15/23)(a)	205	202,580
Series 2013-C13, Class ASB, 3.41%, 01/15/46 (Call 07/15/23)	7	6,943
Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 06/15/24)	500	483,462
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/15/24)(a)	100	93,914
Series 2015-JP1, Class A5, 3.91%, 01/15/49 (Call 12/15/25)	1,462	1,375,526
Series 2016-JP2, Class A4, 2.82%, 08/15/49 (Call 07/15/26)	1,023	917,072
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/15/26)	700	613,688
Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 04/15/27)(a)	1,090	999,992
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class ASB, 3.91%, 07/15/46 (Call 06/15/28)(a)	14	14,280
Series 2013-C11, Class A3, 3.96%, 08/15/46 (Call 08/15/23)	312	308,038
Series 2013-C13, Class C, 4.90%, 11/15/46 (Call 11/15/28)(a)	230	217,475
Series 2013-C7, Class B, 3.77%, 02/15/46 (Call 01/15/23)	200	197,236
Series 2013-C8, Class B, 3.64%, 12/15/48 (Call 02/15/23)(a)	200	198,044
Series 2014-C14, Class A5, 4.06%, 02/15/47 (Call 02/15/24)	733	716,776
Series 2014-C14, Class AS, 4.38%, 02/15/47 (Call 02/15/24)(a)	200	195,592
Series 2014-C14, Class B, 4.87%, 02/15/47 (Call 02/15/24)(a)	200	194,198
Series 2014-C15, Class ASB, 3.65%, 04/15/47 (Call 04/15/24)	60	59,116
Series 2014-C16, Class A5, 3.89%, 06/15/47 (Call 06/15/26)	500	484,590
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	2,220	2,141,537
Series 2014-C18, Class A3, 3.65%, 10/15/47 (Call 07/15/26)	329	314,014

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C18, Class A4, 3.92%, 10/15/47 (Call 07/15/26)	$1,150	$1,108,347
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 10/15/26)	1,275	1,216,192
Series 2015-C20, Class AS, 3.61%, 02/15/48 (Call 11/15/26)	500	466,836
Series 2015-C21, Class A4, 3.34%, 03/15/48 (Call 03/15/31)	901	845,596
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	1,000	937,726
Series 2015-C22, Class C, 4.20%, 04/15/48 (Call 04/15/25)(a)	250	217,146
Series 2015-C23, Class A3, 3.45%, 07/15/50 (Call 06/15/25)	730	686,279
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,000	941,577
Series 2015-C24, Class A3, 3.48%, 05/15/48 (Call 08/15/25)	336	316,903
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 08/15/25)	950	888,304
Series 2015-C25, Class ASB, 3.38%, 10/15/48 (Call 09/15/25)	318	306,195
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	1,373	1,288,493
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 02/15/28)	1,000	927,686
Series 2016-C30, Class A5, 2.86%, 09/15/49 (Call 10/15/26)	500	446,889
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 11/15/26)	1,250	1,123,128
Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 01/15/27)	1,000	918,613
Series 2016-C32, Class ASB, 3.51%, 12/15/49 (Call 01/15/27)	261	247,266
Series 2017-C33, Class A5, 3.60%, 05/15/50 (Call 05/15/27)	1,100	1,001,902
Series 2017-C34, Class A4, 3.54%, 11/15/52 (Call 10/15/27)	1,000	901,924
Series 2017-C34, Class AS, 3.86%, 11/15/52 (Call 10/15/27)	500	444,933
Morgan Stanley Capital I, Series 2017-HR2, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	2,010	1,806,350
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48 (Call 07/15/25)(a)	500	472,906
Series 2015-UBS8, Class AS, 4.11%, 12/15/48 (Call 12/15/25)	250	228,945
Series 2016-BNK2, Class A4, 3.05%, 11/15/49 (Call 11/15/26)	1,250	1,120,903
Series 2016-UB11, Class A4, 2.78%, 08/15/49 (Call 08/15/26)	1,000	891,264
Series 2016-UB12, Class A3, 3.34%, 12/15/49 (Call 12/15/26)	983	898,133
Series 2016-UB12, Class A4, 3.60%, 12/15/49 (Call 12/15/26)	1,500	1,371,645
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 06/15/27)	1,000	905,732
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 07/15/28)	500	457,597
Series 2019-H7, Class A4, 3.26%, 07/15/52 (Call 07/15/29)	1,000	855,918
Series 2020-HR8, Class A4, 2.04%, 07/15/53 (Call 08/15/30)	1,120	863,823

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	$1,500	$1,225,372
Series 2021-L5, Class ASB, 2.43%, 05/15/54 (Call 05/15/31)	145	120,540
Series 2021-L6, Class A2, 2.13%, 06/15/54 (Call 07/15/31)(a)	1,500	1,311,572
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	3,000	2,331,827
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48 (Call 07/10/26)	1,000	897,568
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/50 (Call 08/15/27)	1,000	903,483
Series 2017-C6, Class AS, 3.93%, 12/15/50 (Call 12/15/27)(a)	500	443,495
Series 2017-C7, Class A4, 3.68%, 12/15/50 (Call 01/15/33)	1,000	900,147
Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	1,325	1,212,024
Series 2018-C15, Class B, 4.92%, 12/15/51 (Call 01/15/29)(a)	750	660,900
Series 2019-C16, Class AS, 3.89%, 04/15/52 (Call 04/15/29)	1,592	1,377,825
Series 2019-C17, Class A4, 2.92%, 10/15/52 (Call 10/15/29)	1,000	831,011
Wells Fargo Commercial Mortgage Trust
4.15%, 08/15/51 (Call 08/15/28)	1,623	1,488,322
Series 2013-LC12, Class AS, 4.30%, 07/15/46 (Call 07/15/23)(a)	473	458,599
Series 2015-C26, Class AS, 3.58%, 02/15/48 (Call 02/15/25)	820	764,699
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 03/15/25)	1,000	942,417
Series 2015-C27, Class B, 4.14%, 02/15/48 (Call 03/15/25)(a)	330	300,593
Series 2015-C28, Class A4, 3.54%, 05/15/48 (Call 05/15/25)	500	470,853
Series 2015-C28, Class AS, 3.87%, 05/15/48 (Call 05/15/25)(a)	250	232,902
Series 2015-C30, Class A4, 3.66%, 09/15/58 (Call 08/15/25)	817	769,282
Series 2015-C30, Class ASB, 3.41%, 09/15/58 (Call 08/15/25)	269	260,958
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 11/15/25)	500	469,799
Series 2015-C31, Class B, 4.48%, 11/15/48 (Call 11/15/25)(a)	1,000	926,813
Series 2015-C31, Class C, 4.60%, 11/15/48 (Call 11/15/25)(a)	450	404,994
Series 2015-LC20, Class A3, 3.09%, 04/15/50	600	584,087
Series 2015-LC20, Class B, 3.72%, 04/15/50 (Call 04/15/25)	750	687,657
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	943,086
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (Call 07/15/25)(a)	750	708,028
Series 2016-C32, Class ASB, 3.32%, 01/15/59 (Call 01/15/26)	718	692,013
Series 2016-C33, Class A4, 3.43%, 03/15/59 (Call 04/15/26)	1,000	924,196
Series 2016-C34, Class A4, 3.10%, 06/15/49 (Call 05/15/26)	1,000	911,159
Series 2016-C35, Class A4, 2.93%, 07/15/48 (Call 07/15/26)	1,000	899,686

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/15/26)	$500	$439,505
Series 2016-LC24, Class A4, 2.94%, 10/15/49 (Call 09/15/26)	1,680	1,508,062
Series 2016-LC25, Class B, 4.34%, 12/15/59 (Call 11/15/26)(a)	198	176,642
Series 2016-NXS4, Class A4, 3.72%, 12/15/48 (Call 11/15/25)	1,920	1,803,792
Series 2016-NXS6, Class B, 3.81%, 11/15/49 (Call 10/15/26)	500	435,106
Series 2017-C38, Class A4, 3.19%, 07/15/50 (Call 06/15/27)	487	437,582
Series 2017-C38, Class A5, 3.45%, 07/15/50 (Call 06/15/27)	1,000	902,220
Series 2017-C39, Class A5, 3.42%, 09/15/50 (Call 08/15/27)	2,500	2,250,651
Series 2017-C39, Class ASB, 3.21%, 09/15/50 (Call 08/15/27)	950	896,712
Series 2017-C39, Class C, 4.12%, 09/15/50 (Call 08/15/27)	500	420,356
Series 2017-C42, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	1,250	1,123,593
Series 2017-C42, Class B, 4.00%, 12/15/50 (Call 12/15/27)(a)	500	439,160
Series 2018-C44, Class A4, 3.95%, 05/15/51 (Call 05/15/28)	1,250	1,138,857
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 05/15/28)	1,000	923,499
Series 2018-C45, Class AS, 4.41%, 06/15/51 (Call 07/15/28)(a)	350	314,861
Series 2018-C46, Class AS, 4.38%, 08/15/51 (Call 08/15/28)	500	447,681
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 10/15/28)	1,250	1,161,411
Series 2018-C47, Class ASB, 4.37%, 09/15/61 (Call 10/15/28)	1,625	1,546,688
Series 2018-C48, Class A5, 4.30%, 01/15/52 (Call 12/15/28)	1,010	929,943
Series 2019-C49, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	1,625	1,468,159
Series 2019-C49, Class C, 4.87%, 03/15/52 (Call 02/15/29)(a)	665	563,235
Series 2019-C50, Class A5, 3.73%, 05/15/52 (Call 05/15/29)	750	663,009
Series 2019-C50, Class AS, 4.02%, 05/15/52 (Call 05/15/29)	1,000	866,306
Series 2019-C51, Class AS, 3.58%, 06/15/52 (Call 06/15/29)	492	415,762
Series 2019-C53, Class A4, 3.04%, 10/15/52 (Call 10/15/29)	1,400	1,178,154
Series 2020-C55, Class A5, 2.73%, 02/15/53 (Call 02/15/30)	1,000	817,196
Series 2020-C56, Class ASB, 2.42%, 06/15/53 (Call 04/15/30)	500	430,259
Series 2020-C56, Class B, 3.74%, 06/15/53 (Call 04/15/30)(a)	345	280,421
Series 2020-C56, Class C, 3.74%, 06/15/53 (Call 04/15/30)(a)	800	617,892
Series 2020-C57, Class A4, 2.12%, 08/15/53 (Call 08/15/30)	1,919	1,489,809

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 12/15/30)	$1,000	$763,207
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	1,000	791,176
Series 2021-C59, Class ASB, 2.30%, 04/15/54 (Call 04/15/31)	459	389,414
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class AS, 3.24%, 12/15/45	250	243,846
Series 2013-C13, Class C, 3.91%, 05/15/45 (Call 05/15/23)(a)	110	107,237
Series 2013-C14, Class B, 3.84%, 06/15/46 (Call 06/15/23)(a)	500	470,811
Series 2013-C18, Class A4, 3.90%, 12/15/46 (Call 01/15/24)	419	406,986
Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 03/15/24)(a)	712	698,375
Series 2014-C19, Class A4, 3.83%, 03/15/47 (Call 03/15/24)	285	278,965
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/15/24)(a)	300	284,853
Series 2014-C22, Class A4, 3.49%, 09/15/57 (Call 09/15/24)	972	929,659
Series 2014-C22, Class A5, 3.75%, 09/15/57 (Call 09/15/24)	400	383,318
Series 2014-C22, Class AS, 4.07%, 09/15/57 (Call 09/15/24)(a)	480	456,856
Series 2014-C24, Class A5, 3.61%, 11/15/47 (Call 11/15/24)	100	95,348
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 12/15/24)	1,050	1,001,844
Series 2014-LC14, Class A5, 4.05%, 03/15/47 (Call 02/15/24)	950	928,021

		342,368,885

Total Collaterized Mortgage Obligations — 58.4% (Cost: $400,031,772)		342,368,885

U.S. Government Agency Obligations

Mortgage-Backed Securities — 41.0%
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.35%, 02/25/43(a)	296	277,438
Series 2014-M11, Class 1A, 3.12%, 08/25/24(a)	604	588,711
Series 2014-M11, Class 2A, 3.29%, 08/25/26(a)	560	531,140
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	102	98,843
Series 2014-M3, Class A2, 3.50%, 01/25/24(a)	280	276,850
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	375	368,570
Series 2015-M1, Class A2, 2.53%, 09/25/24	506	487,977
Series 2015-M11, Class A2, 2.85%, 04/25/25(a)	725	692,329
Series 2015-M13, Class A2, 2.70%, 06/25/25(a)	696	659,689
Series 2015-M2, Class A, 2.62%, 12/25/24	324	309,561
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,125	1,077,977
Series 2016-M6, Class A2, 2.49%, 05/25/26	274	253,265
Series 2016-M9, Class A2, 2.29%, 06/25/26	2,000	1,836,966
Series 2017, Class A2, 2.96%, 09/25/27(a)	935	866,555
Series 2017-M11, Class A2, 2.98%, 08/25/29	1,000	894,102
Series 2017-M15, Class AV2, 2.57%, 11/25/24(a)	629	607,586
Series 2017-M2, Class A2, 2.76%, 02/25/27(a)	2,248	2,080,509
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	645	590,093
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	723	662,676

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	$948	$882,017
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	2,181	2,031,817
Series 2018-M1, Class A2, 2.99%, 12/25/27(a)	755	697,823
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,382	2,216,769
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	84	77,786
Series 2018-M7, Class A2, 3.04%, 03/25/28(a)	760	699,231
Series 2019-M1, Class A2, 3.55%, 09/25/28(a)	2,701	2,531,853
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	1,852	1,740,059
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,450	2,257,931
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,584	2,339,054
Series 2019-M9, Class A2, 2.94%, 06/25/29	1,792	1,609,234
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,496	2,107,893
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,544,780
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	3,000	2,284,412
Freddie Mac Multifamily Structured Pass Through Certificates
1.31%, 05/25/30 (Call 06/25/30)	1,000	772,536
2.03%, 09/25/28 (Call 10/25/28)	1,150	983,602
2.12%, 04/25/55 (Call 09/25/29)(a)	3,000	2,560,868
2.25%, 03/25/54 (Call 02/25/32)	165	132,243
2.45%, 04/25/32 (Call 05/25/32)	1,000	811,873
2.92%, 06/25/54 (Call 07/25/32)	3,500	2,953,981
3.00%, 06/25/32 (Call 06/25/32)(a)	2,500	2,122,397
3.50%, 07/25/32 (Call 08/25/32)(a)	2,000	1,770,820
Class A1, 2.55%, 05/25/31 (Call 02/25/32)	2,248	1,965,105
Class A2, 2.25%, 02/25/32 (Call 02/25/32)	2,500	2,004,014
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	750	738,634
Series K038, Class A2, 3.39%, 03/25/24 (Call 05/25/24)	500	490,062
Series K039, Class A2, 3.30%, 07/25/24 (Call 08/25/24)	263	256,253
Series K040, Class A2, 3.24%, 09/25/24 (Call 10/25/24)	1,120	1,087,094
Series K041, Class A2, 3.17%, 10/25/24 (Call 11/25/24)	1,250	1,210,887
Series K043, Class A2, 3.06%, 12/25/24 (Call 01/25/25)	1,000	961,783
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	2,346	2,243,913
Series K046, Class A2, 3.21%, 03/25/25 (Call 04/25/25)	1,785	1,714,637
Series K048, Class A1, 2.69%, 12/25/24 (Call 08/25/25)	173	168,978
Series K049, Class A2, 3.01%, 07/25/25 (Call 08/25/25)	1,800	1,714,906
Series K050, Class A2, 3.33%, 08/25/25 (Call 10/25/25)(a)	2,000	1,918,614
Series K051, Class A2, 3.31%, 09/25/25 (Call 10/25/25)	2,630	2,518,356
Series K052, Class A2, 3.15%, 11/25/25 (Call 01/25/26)	800	761,278
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	2,200	2,081,590
Series K054, Class A2, 2.75%, 01/25/26 (Call 02/25/26)	700	656,146
Series K055, Class A2, 2.67%, 03/25/26 (Call 04/25/26)	1,500	1,398,456
Series K056, Class A1, 2.20%, 07/25/25 (Call 06/25/26)	174	168,300
Series K056, Class A2, 2.53%, 05/25/26 (Call 06/25/26)	1,725	1,596,437
Series K057, Class A2, 2.57%, 07/25/26 (Call 08/25/26)	1,725	1,595,300
Series K058, Class A2, 2.65%, 08/25/26 (Call 09/25/26)	1,527	1,410,287
Series K059, Class A2, 3.12%, 09/25/26 (Call 10/25/26)(a)	1,780	1,671,434
Series K060, Class A2, 3.30%, 10/25/26 (Call 12/25/26)	1,046	987,533
Series K061, Class A2, 3.35%, 11/25/26 (Call 12/25/26)(a)	1,300	1,229,307
Series K062, Class A2, 3.41%, 12/25/26 (Call 01/25/27)	1,000	946,345
Series K063, Class A2, 3.43%, 01/25/27 (Call 02/25/27)(a)	1,345	1,273,214
Series K064, Class A1, 2.89%, 10/25/26 (Call 05/25/27)	659	633,632
Series K064, Class A2, 3.22%, 03/25/27 (Call 05/25/27)	325	304,787
Series K065, Class A2, 3.24%, 04/25/27 (Call 07/25/27)	2,570	2,408,373
Series K067, Class A1, 2.90%, 03/25/27 (Call 09/25/27)	755	724,233
Series K067, Class A2, 3.19%, 07/25/27 (Call 09/25/27)	1,600	1,491,778
Series K068, Class A2, 3.24%, 08/25/27 (Call 10/25/27)	1,000	933,467
Series K069, Class A2, 3.19%, 09/25/27 (Call 10/25/27)(a)	1,000	930,454
Series K070, Class A1, 3.03%, 04/25/27 (Call 12/25/27)	1,537	1,475,845
Series K070, Class A2, 3.30%, 11/25/27 (Call 12/25/27)(a)	1,541	1,438,734
Series K071, Class A2, 3.29%, 11/25/27 (Call 02/25/28)	1,500	1,397,832

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	$1,000	$937,938
Series K073, Class A2, 3.35%, 01/25/28 (Call 10/25/28)	2,397	2,235,786
Series K074, Class A1, 3.60%, 09/25/27 (Call 07/25/28)	871	842,044
Series K074, Class A2, 3.60%, 01/25/28 (Call 07/25/28)	1,000	942,974
Series K075, Class A2, 3.65%, 02/25/28 (Call 05/25/28)(a)	1,000	944,700
Series K076, Class A1, 3.73%, 12/25/27 (Call 05/25/28)	979	947,176
Series K076, Class A2, 3.90%, 04/25/28 (Call 05/25/28)	2,025	1,934,254
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	1,000	952,357
Series K078, Class A2, 3.85%, 06/25/28 (Call 10/25/28)	1,140	1,085,169
Series K079, Class A2, 3.93%, 06/25/28 (Call 07/25/28)	2,100	2,004,029
Series K080, Class A2, 3.93%, 07/25/28 (Call 08/25/28)(a)	1,700	1,620,798
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(a)	1,500	1,426,967
Series K082, Class A2, 3.92%, 09/25/28 (Call 10/25/28)(a)	2,310	2,198,236
Series K083, Class A2, 4.05%, 09/25/28 (Call 10/25/28)(a)	1,195	1,144,096
Series K084, Class A2, 3.78%, 10/25/28 (Call 11/25/28)(a)	1,000	940,627
Series K085, Class A2, 4.06%, 10/25/28 (Call 11/25/28)(a)	1,000	954,702
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,725	1,632,790
Series K087, Class A2, 3.77%, 12/25/28 (Call 01/25/29)	1,571	1,479,524
Series K088, Class A1, 3.48%, 09/25/28 (Call 04/25/29)	330	315,094
Series K088, Class A2, 3.69%, 01/25/29 (Call 04/25/29)	2,010	1,883,306
Series K089, Class A1, 3.34%, 10/25/28 (Call 04/25/29)	2,275	2,158,725
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	1,400	1,302,032
Series K091, Class A2, 3.51%, 03/25/29 (Call 10/25/29)	2,017	1,867,211
Series K092, Class A2, 3.30%, 04/25/29 (Call 07/25/29)	2,010	1,836,139
Series K094, Class A2, 2.90%, 06/25/29 (Call 11/25/29)	2,420	2,154,080
Series K095, Class A2, 2.79%, 06/25/29 (Call 01/25/30)	2,675	2,363,204
Series K096, Class A2, 2.52%, 07/25/29 (Call 07/25/29)	1,215	1,053,078
Series K097, Class A1, 2.16%, 05/25/29 (Call 12/25/29)	964	868,733
Series K097, Class A2, 2.51%, 07/25/29 (Call 12/25/29)	2,250	1,946,801
Series K098, Class A2, 2.43%, 08/25/29 (Call 08/25/29)	500	430,144
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	1,000	871,736
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	250	215,485
Series K102, Class A1, 2.18%, 05/25/29 (Call 04/25/30)	944	849,945
Series K102, Class A2, 2.54%, 10/25/29 (Call 04/25/30)	2,000	1,725,275
Series K103, Class A2, 2.65%, 11/25/29 (Call 06/25/30)	1,220	1,058,102
Series K104, Class A2, 2.25%, 01/25/30 (Call 07/25/30)	3,005	2,529,651
Series K105, Class A2, 1.87%, 01/25/30 (Call 06/25/30)	1,485	1,213,411
Series K106, Class A1, 1.78%, 10/25/29 (Call 02/25/30)	2,428	2,095,933
Series K106, Class A2, 2.07%, 01/25/30 (Call 02/25/30)	2,250	1,862,542
Series K107, Class A2, 1.64%, 01/25/30 (Call 02/25/30)	3,250	2,611,208
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,153	1,707,244
Series K109, Class A2, 1.56%, 04/25/30 (Call 04/25/30)	3,000	2,375,446
Series K110, Class A1, 1.02%, 09/25/29 (Call 05/25/30)	977	809,057
Series K110, Class A2, 1.48%, 04/25/30 (Call 05/25/30)	1,640	1,291,525
Series K111, Class A2, 1.35%, 05/25/30 (Call 07/25/30)	1,500	1,164,952
Series K114, Class A2, 1.37%, 06/25/30 (Call 06/25/30)	760	587,714
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	1,000	774,759
Series K116, Class A2, 1.38%, 07/25/30 (Call 09/25/30)	2,000	1,546,358
Series K117, Class A2, 1.41%, 08/25/30 (Call 10/25/30)	1,500	1,159,496
Series K118, Class A1, 0.79%, 03/25/30 (Call 09/25/30)	1,909	1,586,869
Series K118, Class A2, 1.49%, 09/25/30 (Call 09/25/30)	2,500	1,942,344
Series K119, Class A2, 1.57%, 09/25/30 (Call 10/25/30)	3,000	2,342,849
Series K120, Class A2, 1.50%, 10/25/30 (Call 10/25/30)	3,200	2,478,703
Series K121, Class A2, 1.55%, 10/25/30 (Call 03/25/31)	1,500	1,165,264
Series K123, Class A2, 1.62%, 12/25/30 (Call 01/25/31)	600	467,974
Series K124, Class A2, 1.66%, 12/25/30 (Call 01/25/31)	2,300	1,796,387
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	3,000	2,377,002
Series K126, Class A2, 2.07%, 01/25/31 (Call 05/25/31)	3,866	3,121,757
Series K127, Class A2, 2.11%, 01/25/31 (Call 02/25/31)	3,000	2,426,220
Series K128, Class A2, 2.02%, 03/25/31 (Call 03/25/31)	1,000	801,952

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K130, Class A2, 1.72%, 06/25/31 (Call 07/25/31)	$2,500	$1,941,489
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	3,000	2,352,856
Series K132, Class A2, 2.02%, 08/25/31 (Call 12/25/31)	1,000	791,803
Series K133, Class A2, 2.10%, 09/25/31 (Call 10/25/31)	1,000	795,980
Series K135, Class A1, 1.61%, 10/25/30 (Call 11/25/31)	1,215	1,016,100
Series K135, CLASS A2, 2.15%, 10/25/31 (Call 11/25/31)(a)	2,800	2,237,115
Series K136, Class A2, 2.13%, 11/25/31 (Call 12/25/31)	2,000	1,591,297
Series K139, Class A2, 2.59%, 01/25/32 (Call 02/25/32)(a)	2,000	1,653,514
Series K142, Class A2, 2.40%, 03/25/32 (Call 03/25/32)	3,000	2,433,043
Series K150, 3.71%, 09/25/32	2,000	1,806,437
Series K1510, Class A2, 3.72%, 01/25/31 (Call 01/25/34)	250	230,628
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	500	451,160
Series K-1511, Class A2, 3.47%, 03/25/31 (Call 04/25/34)	1,000	902,547
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	730	634,533
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	450	373,918
Series K-1513, Class A3, 2.80%, 08/25/34 (Call 12/25/34)	1,015	815,450
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	1,000	803,754
Series K-1516, Class A2, 1.72%, 05/25/35 (Call 10/25/35)	1,825	1,278,016
Series K-1517, Class A2, 1.72%, 07/25/35 (Call 08/25/35)	500	351,582
Series K-1518, Class A2, 1.86%, 10/25/35 (Call 10/25/35)	2,500	1,767,618
Series K152, Class A1, 2.83%, 05/25/30 (Call 04/25/31)	1,137	1,041,716
Series K152, Class A2, 3.08%, 01/25/31 (Call 04/25/31)	250	220,157
Series K-1520, Class A2, 2.44%, 02/25/36 (Call 04/25/36)	2,000	1,486,794
Series K-1521, Class A2, 2.18%, 08/25/36 (Call 09/25/36)	1,000	717,106
Series K153, Class A3, 3.12%, 10/25/31 (Call 02/25/32)(a)	500	435,220
Series K154, Class A3, 3.46%, 11/25/32 (Call 12/25/32)	1,345	1,184,553
Series K155, Class A1, 3.75%, 11/25/29 (Call 05/25/33)	468	447,842
Series K156, Class A3, 3.70%, 06/25/33 (Call 07/25/33)(a)	500	448,609
Series K157, Class A2, 3.99%, 05/25/33 (Call 09/25/33)(a)	1,076	1,013,760
Series K159, Class A1, 3.95%, 12/25/29 (Call 11/25/33)	1,497	1,444,175
Series K159, Class A2, 3.95%, 11/25/30 (Call 11/25/33)(a)	833	783,000
Series K159, Class A3, 3.95%, 11/25/33 (Call 11/25/33)(a)	2,000	1,837,859
Series K725, Class A2, 3.00%, 01/25/24 (Call 05/25/24)	989	967,384
Series K727, Class A2, 2.95%, 07/25/24 (Call 10/25/24)	866	840,879
Series K728, Class A2, 3.06%, 08/25/24 (Call 11/25/24)(a)	1,955	1,902,636
Series K729, Class A1, 2.95%, 02/25/24 (Call 11/25/24)	112	111,947
Series K730, Class A2, 3.59%, 01/25/25 (Call 02/25/25)(a)	1,998	1,940,172
Series K731, Class A2, 3.60%, 02/25/25 (Call 05/25/25)(a)	991	962,373
Series K733, Class A2, 3.75%, 08/25/25 (Call 01/25/26)	1,000	968,365
Series K734, Class A2, 3.21%, 02/25/26 (Call 07/25/26)	1,000	949,299
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	1,993	1,863,454
Series K737, Class AM, 2.10%, 10/25/26 (Call 12/25/26)	300	269,537
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,150	1,834,690
Series K740, Class A2, 1.47%, 09/25/27 (Call 10/25/27)	2,000	1,704,951
Series K741, Class A2, 1.60%, 12/25/27 (Call 12/25/27)	1,120	955,164
Series K742, Class A2, 1.76%, 03/25/28 (Call 04/25/28)	1,000	854,896
Series K742, Class AM, 1.37%, 04/25/28 (Call 04/25/28)	1,400	1,161,676
Series K745, Class A2, 1.66%, 08/25/28 (Call 09/25/28)	3,000	2,514,367
Series KS03, Class A4, 3.16%, 05/25/25 (Call 08/25/25)(a)	1,000	962,041

		240,211,150

Total U.S. Government Agency Obligations — 41.0% (Cost: $279,621,872)		240,211,150

Total Long-Term Investments — 99.4% (Cost: $679,653,644)		582,580,035

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2022	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(b)(c)	1,600	$1,600,000

Total Short-Term Securities — 0.3% (Cost: $1,600,000)		1,600,000

Total Investments — 99.7% (Cost: $681,253,644)		584,180,035

Other Assets Less Liabilities — 0.3%		1,649,233

Net Assets — 100.0%		$585,829,268

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$6,210,000	$—	$(4,610,000	)(a)	$—	$—	$1,600,000	1,600	$25,789	$—

(a)	Represents net amount purchased (sold).

	Level 1	Level 2	Level 3	Total

Investments
Assets
Collaterized Mortgage Obligations	$—	$342,368,885	$—	$342,368,885
U.S. Government Agency Obligations	—	240,211,150	—	240,211,150
Money Market Funds	1,600,000	—	—	1,600,000

	$1,600,000	$582,580,035	$—	$584,180,035

See notes to financial statements.

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 100.8%
Government National Mortgage Association
1.50%, 10/20/51	$460	$354,916
2.00%, 07/20/50	42	34,631
2.00%, 08/20/50	848	701,306
2.00%, 09/20/50	7,797	6,451,625
2.00%, 02/20/51	15,893	13,126,781
2.00%, 10/20/51	2,140	1,761,941
2.00%, 12/20/51	60,152	49,497,896
2.00%, 01/20/52	346	284,781
2.00%, 03/20/52	485	398,700
2.00%, 04/20/52	497	407,259
2.00%, 11/21/52(a)	2,855	2,344,669
2.50%, 01/15/28	4	3,635
2.50%, 02/20/28	6	5,376
2.50%, 01/20/31	95	88,057
2.50%, 07/20/35	1,418	1,283,688
2.50%, 04/20/43	14	12,037
2.50%, 12/20/46	1,298	1,122,295
2.50%, 01/20/47	124	107,551
2.50%, 06/20/50	3,470	2,964,973
2.50%, 08/20/50	14,432	12,331,436
2.50%, 09/20/50	4,127	3,527,598
2.50%, 01/20/51	3,589	3,066,600
2.50%, 02/20/51	4,100	3,492,960
2.50%, 05/20/51	5,994	5,101,581
2.50%, 07/20/51	20,527	17,457,373
2.50%, 08/20/51	21,702	18,449,794
2.50%, 11/20/51	9,791	8,314,547
2.50%, 12/20/51	550	467,474
2.50%, 02/20/52	1,942	1,647,566
2.50%, 04/20/52	497	420,637
2.50%, 11/21/52(a)	3,275	2,774,562
3.00%, 07/15/27	3	3,202
3.00%, 09/15/27	6	5,910
3.00%, 01/20/31	122	112,982
3.00%, 07/20/31	194	179,874
3.00%, 02/20/32	152	140,352
3.00%, 09/15/42	5	4,454
3.00%, 10/15/42	37	32,646
3.00%, 01/20/43	341	303,115
3.00%, 07/15/43	60	53,699
3.00%, 09/20/43	708	630,173
3.00%, 01/15/44	1,905	1,695,602
3.00%, 08/20/44	394	350,371
3.00%, 05/20/45	280	248,588
3.00%, 07/20/45	77	68,485
3.00%, 10/20/45	125	110,361
3.00%, 12/20/45	1,545	1,370,182
3.00%, 01/20/46	503	445,547
3.00%, 02/20/46	521	461,562
3.00%, 03/20/46	1,937	1,716,855
3.00%, 04/20/46	1,276	1,131,003
3.00%, 05/20/46	1,627	1,441,540
3.00%, 06/20/46	575	511,522
3.00%, 07/20/46	581	514,610
3.00%, 08/20/46	3,737	3,312,151
3.00%, 09/20/46	2,467	2,185,994
3.00%, 12/15/46	141	123,830

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/20/46	$431	$381,956
3.00%, 02/15/47	171	150,635
3.00%, 02/20/47	486	430,674
3.00%, 06/20/47	57	50,763
3.00%, 07/20/47	983	870,942
3.00%, 10/20/47	323	286,128
3.00%, 02/20/48	45	40,181
3.00%, 04/20/49	1,995	1,767,794
3.00%, 07/20/49	410	362,251
3.00%, 09/20/49	32	28,050
3.00%, 10/15/49	855	749,805
3.00%, 11/20/49	1,225	1,079,491
3.00%, 01/20/50	3,124	2,752,121
3.00%, 04/20/50	8,657	7,613,215
3.00%, 07/20/50	11,173	9,821,001
3.00%, 08/20/50	1,325	1,164,148
3.00%, 08/20/51	1,168	1,021,455
3.00%, 10/20/51	6,776	5,919,452
3.00%, 11/20/51	1,037	905,931
3.00%, 12/20/51	1,924	1,680,143
3.00%, 05/20/52	1,195	1,038,135
3.00%, 07/20/52	3,322	2,890,148
3.00%, 11/21/52(a)	5,381	4,683,572
3.50%, 02/15/26	2	1,699
3.50%, 11/15/26	1	1,359
3.50%, 02/20/27	5	4,250
3.50%, 01/20/31	41	38,374
3.50%, 07/20/32	108	101,520
3.50%, 09/15/41	4	3,963
3.50%, 06/20/42	2,848	2,559,074
3.50%, 09/15/42	11	10,022
3.50%, 09/20/42	120	109,989
3.50%, 10/15/42	4	3,995
3.50%, 10/20/42	280	257,843
3.50%, 11/15/42	24	22,071
3.50%, 11/20/42	926	851,276
3.50%, 12/20/42	98	90,296
3.50%, 02/20/43	755	693,728
3.50%, 03/15/43	36	32,781
3.50%, 05/15/43	32	29,244
3.50%, 06/15/43	125	115,462
3.50%, 04/20/45	272	248,907
3.50%, 09/20/45	3,001	2,744,364
3.50%, 11/20/45	11	9,949
3.50%, 12/20/45	75	68,671
3.50%, 03/20/46	382	349,148
3.50%, 04/20/46	60	54,774
3.50%, 06/20/46	581	528,787
3.50%, 07/20/46	3,429	3,122,805
3.50%, 11/20/46	10	9,408
3.50%, 12/20/46	144	131,087
3.50%, 01/20/47	52	46,999
3.50%, 02/20/47	127	115,828
3.50%, 03/20/47	259	236,085
3.50%, 04/20/47	1,110	1,009,502
3.50%, 08/20/47	513	467,238
3.50%, 09/20/47	978	890,076
3.50%, 10/20/47	7,430	6,763,963
3.50%, 12/15/47	482	437,294
3.50%, 12/20/47	578	526,067

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2022	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/20/48	$1,355	$1,233,150
3.50%, 04/20/48	110	99,303
3.50%, 11/20/48	697	633,496
3.50%, 09/20/49	218	197,450
3.50%, 10/20/49	265	240,040
3.50%, 12/20/49	734	665,604
3.50%, 01/20/50	1,674	1,518,131
3.50%, 03/20/50	1,435	1,301,110
3.50%, 04/20/50	9,668	8,762,815
3.50%, 05/20/50	399	361,449
3.50%, 06/20/50	619	560,872
3.50%, 08/20/50	2,760	2,499,862
3.50%, 08/20/52	1,547	1,382,784
3.50%, 09/20/52	3,991	3,567,720
3.50%, 11/21/52(a)	7,726	6,914,086
4.00%, 03/20/26	1	1,410
4.00%, 07/20/26	1	1,142
4.00%, 02/15/41	6	5,463
4.00%, 03/15/41	5	4,458
4.00%, 04/15/41	25	23,747
4.00%, 05/15/41	7	6,483
4.00%, 12/15/41	8	7,127
4.00%, 01/15/42	5	4,620
4.00%, 02/15/42	16	15,743
4.00%, 03/15/42	40	37,738
4.00%, 05/15/42	9	8,025
4.00%, 08/15/42	8	7,672
4.00%, 09/20/42	216	205,589
4.00%, 04/15/44	29	27,079
4.00%, 05/15/44	40	37,731
4.00%, 08/20/44	25	23,563
4.00%, 10/20/44	271	255,287
4.00%, 03/20/45	1,092	1,027,868
4.00%, 08/15/45	2,998	2,814,645
4.00%, 08/20/45	427	400,922
4.00%, 09/20/45	589	552,307
4.00%, 10/20/45	5	4,985
4.00%, 01/20/46	9	8,427
4.00%, 03/20/46	104	97,734
4.00%, 07/20/46	10	9,383
4.00%, 09/20/46	302	283,231
4.00%, 11/20/46	116	108,893
4.00%, 12/15/46	20	19,216
4.00%, 06/20/47	1,716	1,607,249
4.00%, 07/20/47	350	327,832
4.00%, 08/20/47	7	6,156
4.00%, 11/20/47	103	96,182
4.00%, 03/20/48	66	61,882
4.00%, 04/20/48	453	425,269
4.00%, 05/20/48	3,533	3,311,842
4.00%, 06/20/48	1,252	1,171,583
4.00%, 07/20/48	373	348,516
4.00%, 10/20/48	1,270	1,187,981
4.00%, 11/20/48	4,132	3,865,438
4.00%, 09/15/49	193	180,686
4.00%, 01/20/50	501	466,315
4.00%, 02/20/50	11	10,133
4.00%, 09/20/50	362	336,607
4.00%, 07/20/52	236	217,716
4.00%, 09/20/52	3,621	3,333,064

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 11/21/52(a)	$6,987	$6,437,756
4.50%, 07/20/24	1	576
4.50%, 08/15/39	83	80,631
4.50%, 07/15/40	20	19,653
4.50%, 08/15/40	31	30,669
4.50%, 11/20/45	194	188,075
4.50%, 08/20/46	328	318,282
4.50%, 09/20/46	54	53,166
4.50%, 10/20/46	54	52,235
4.50%, 11/20/46	56	54,656
4.50%, 04/20/47	6	5,324
4.50%, 06/20/47	7	6,278
4.50%, 07/20/47	2,337	2,251,310
4.50%, 02/20/48	328	315,892
4.50%, 06/20/48	21	20,372
4.50%, 07/20/48	134	128,471
4.50%, 08/20/48	116	111,455
4.50%, 09/20/48	3,304	3,177,708
4.50%, 10/20/48	110	105,479
4.50%, 12/20/48	993	954,365
4.50%, 01/20/49	654	628,740
4.50%, 03/20/49	16	15,692
4.50%, 06/20/49	643	618,459
4.50%, 08/20/49	195	187,933
4.50%, 10/20/49	141	135,982
4.50%, 01/20/50	772	742,958
4.50%, 08/20/52	3,402	3,222,745
4.50%, 11/21/52(a)	6,888	6,527,456
5.00%, 07/15/39	19	19,592
5.00%, 07/20/42	110	110,719
5.00%, 07/20/46	44	43,685
5.00%, 04/20/48	46	45,575
5.00%, 05/20/48	243	239,722
5.00%, 11/20/48	56	55,464
5.00%, 12/20/48	54	52,803
5.00%, 01/20/49	155	153,004
5.00%, 04/20/49	10	9,664
5.00%, 09/20/50	229	227,888
5.00%, 09/20/52	2,128	2,069,065
5.00%, 11/21/52(a)	5,954	5,793,037
5.50%, 10/15/38	14	14,557
5.50%, 07/20/40	185	190,255
5.50%, 11/21/52(a)	950	945,171
6.00%, 09/20/38	18	18,343
6.00%, 11/21/52(a)	200	203,740

		333,012,157

Total Long-Term Investments — 100.8% (Cost: $384,767,988)		333,012,157

Short-Term Securities

Money Market Funds — 11.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(b)(c)	38,794	38,794,000

Total Short-Term Securities — 11.8% (Cost: $38,794,000)		38,794,000

Total Investments Before TBA Sales Commitments — 112.6% (Cost: $423,561,988)		371,806,157

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sales Commitments(a)

Mortgage-Backed Securities — (1.5)%
Government National Mortgage Association
3.50%, 11/21/52	(4,550)	$(4,071,847)
4.50%, 11/21/52	(950)	(900,274)

Total TBA Sales Commitments — (1.5)% (Proceeds: $(4,979,156))		(4,972,121)

Total Investments, Net of TBA Sales Commitments — 111.1% (Cost: $418,582,832)		366,834,036

Liabilities in Excess of Other Assets — (11.1)%		(36,556,397)

Net Assets — 100.0%		$330,277,639

(a)	Represents or includes a TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$96,704,000	$—	$(57,910,000	)(a)	$—	$—	$38,794,000	38,794	$275,035	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Agency Obligations	$—	$333,012,157	$—	$333,012,157
Money Market Funds	38,794,000	—	—	38,794,000

	38,794,000	333,012,157	—	371,806,157

Liabilities
TBA Sales Commitments	—	(4,972,121)	—	(4,972,121)

	$38,794,000	$328,040,036	$—	$366,834,036

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments October 31, 2022	iShares® TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 07/15/24	$760,668	$741,244,785
0.13%, 10/15/24	972,874	944,203,485
0.13%, 04/15/25	1,303,373	1,250,398,952
0.13%, 10/15/25	332,512	318,028,294
0.13%, 04/15/26	827,257	780,738,127
0.13%, 07/15/26	815,238	770,872,715
0.13%, 10/15/26	870,102	819,236,401
0.13%, 04/15/27	998,550	932,066,426
0.13%, 01/15/30	1,150,209	1,030,268,661
0.13%, 07/15/30	970,398	866,451,785
0.13%, 01/15/31	1,069,142	947,089,715
0.13%, 07/15/31	726,861	640,959,095
0.13%, 01/15/32	1,062,655	928,482,294
0.13%, 02/15/51	584,750	374,582,341
0.13%, 02/15/52	324,832	208,573,382
0.25%, 01/15/25	724,388	699,827,229
0.25%, 07/15/29	229,446	209,483,152
0.25%, 02/15/50	117,465	78,308,365
0.38%, 07/15/23	0	13
0.38%, 07/15/25	143,467	138,652,306
0.38%, 01/15/27	935,150	884,298,171
0.38%, 07/15/27	807,113	762,473,754
0.50%, 04/15/24	1,350,587	1,322,282,387
0.50%, 01/15/28	694,034	653,551,678
0.63%, 01/15/24	331,838	326,485,465
0.63%, 01/15/26	1,510,272	1,456,598,190
0.63%, 07/15/32	756,837	693,855,939
0.63%, 02/15/43	147,567	116,549,539
0.75%, 07/15/28	451,874	430,298,571
0.75%, 02/15/42	435,703	358,482,017
0.75%, 02/15/45	741,012	589,844,154
0.88%, 01/15/29	628,276	598,581,179
0.88%, 02/15/47	204,499	164,420,882

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.00%, 02/15/46	$410,939	$343,171,884
1.00%, 02/15/48	192,145	158,236,126
1.00%, 02/15/49	123,138	101,605,881
1.38%, 02/15/44	613,871	560,158,460
1.63%, 10/15/27	388,987	389,868,585
1.75%, 01/15/28	568,565	570,232,389
2.00%, 01/15/26	268,455	270,011,148
2.13%, 02/15/40	204,516	214,068,138
2.13%, 02/15/41	122,993	128,507,676
2.38%, 01/15/25	23,233	23,485,496
2.38%, 01/15/27	14,482	14,848,550
2.50%, 01/15/29	378,256	395,844,006
3.38%, 04/15/32	5,837	6,692,066
3.63%, 04/15/28	212,604	233,015,777
3.88%, 04/15/29	325,260	366,696,906

		24,813,632,537

Total Long-Term Investments — 99.3% (Cost: $29,229,491,604)		24,813,632,537

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	36,490	36,490,000

Total Short-Term Securities — 0.2% (Cost: $36,490,000)		36,490,000

Total Investments — 99.5% (Cost: $29,265,981,604)		24,850,122,537

Other Assets Less Liabilities — 0.5%		131,743,588

Net Assets — 100.0%		$24,981,866,125

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,004,366,960	$—	$(967,876,960	)(a)	$—	$—	$36,490,000	36,490	$1,971,067	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® TIPS Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$24,813,632,537	$—	$24,813,632,537
Money Market Funds	36,490,000	—	—	36,490,000

	$36,490,000	$24,813,632,537	$—	$24,850,122,537

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments October 31, 2022	iShares® Treasury Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.3%
U.S. Treasury Floating Rate Note
3.95%, 10/31/24	$737,881	$737,819,674
3.97%, 04/30/24, (3 mo.Treasury money market yield - 0.075%)(a)	372,041	371,362,139
4.03%, 01/31/24, (3 mo.Treasury money market yield - 0.015%)(a)	301,482	301,352,208
4.07%, 04/30/23, (3 mo.Treasury money market yield + 0.034%)(a)	341,624	341,932,346
4.07%, 07/31/23, (3 mo.Treasury money market yield + 0.029%)(a)	789,672	790,340,026
4.08%, 10/31/23, (3 mo.Treasury money market yield + 0.035%)(a)	1,651	1,652,596

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.08%, 07/31/24, (3 mo.Treasury money market yield + 0.037%)(a)	$555,596	$554,928,612
4.09%, 01/31/23, (3 mo.Treasury money market yield + 0.049%)(a)	617,477	617,900,913

		3,717,288,514

Total Investments — 98.3% (Cost: $3,717,947,343)		3,717,288,514

Other Assets Less Liabilities — 1.7%		65,534,003

Net Assets — 100.0%		$3,782,822,517

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$200,000	$—	$(200,000	)(b)	$—	$—	$—	—	$1,257,425	(c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$3,717,288,514	$—	$3,717,288,514

See notes to financial statements.

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond
0.13%, 12/15/23	$172,550	$164,131,448
0.25%, 05/15/24	1,508,861	1,411,138,682
0.25%, 05/31/25	100,120	89,920,275
0.25%, 07/31/25	14,767	13,186,648
0.25%, 08/31/25	316,755	281,751,099
0.25%, 10/31/25	308,589	272,703,475
0.38%, 04/15/24	467,988	439,963,564
0.38%, 07/15/24	5	4,657
0.38%, 08/15/24	438,349	406,791,296
0.38%, 11/30/25	514,354	454,781,183
0.50%, 03/31/25	585	533,264
0.50%, 02/28/26	361,749	318,155,420
0.50%, 05/31/27	116,191	98,036,156
0.63%, 07/31/26	212,788	185,383,234
0.63%, 12/31/27	222,187	185,048,456
0.63%, 08/15/30	3,506	2,708,111
0.75%, 12/31/23	115,927	110,814,438
0.75%, 03/31/26	128,569	113,763,476
0.75%, 04/30/26	67,840	59,855,550
0.75%, 05/31/26	67,986	59,830,336
0.75%, 08/31/26	428,666	374,279,001
0.75%, 01/31/28	10,935	9,143,967
0.88%, 06/30/26	126,942	111,951,935
1.00%, 12/15/24	38,108	35,455,326
1.00%, 07/31/28	142,815	119,256,103
1.13%, 01/15/25	5,000	4,648,242
1.13%, 02/28/25	115,748	107,238,714
1.13%, 10/31/26	79,049	69,736,040
1.13%, 08/31/28	14,438	12,113,820
1.25%, 03/31/28	200,909	171,745,803
1.25%, 06/30/28	76,670	65,133,561
1.25%, 09/30/28	218,657	184,508,925
1.25%, 08/15/31	1,986	1,578,641
1.38%, 10/31/28	145,422	123,415,562
1.38%, 11/15/31	1,323,282	1,055,834,056
1.38%, 11/15/40	30,347	18,747,571
1.38%, 08/15/50	56,023	32,122,693
1.50%, 02/15/25	341,769	319,567,365
1.50%, 11/30/28	389,452	332,509,857
1.50%, 02/15/30	25	20,525
1.63%, 02/15/26	173,226	158,447,657
1.63%, 05/15/26	570,580	519,138,647
1.63%, 11/15/50	74,439	42,569,803
1.88%, 02/15/32	200,043	166,348,257
1.88%, 02/15/41	62,618	42,330,746
1.88%, 02/15/51	1,282,875	785,410,148
1.88%, 11/15/51	94,451	57,533,941
2.00%, 04/30/24	4,000	3,846,719
2.00%, 05/31/24	4,746	4,556,160
2.00%, 02/15/25	506,636	479,344,942
2.00%, 08/15/25	252,227	236,039,056
2.00%, 11/15/26	4,117	3,759,979
2.00%, 02/15/50	3,471	2,207,763
2.00%, 08/15/51	118,677	74,761,874
2.13%, 07/31/24	21,946	21,034,727
2.13%, 05/15/25	308,827	291,455,859
2.25%, 11/15/25	24,005	22,515,096

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 02/15/27	$512,534	$471,050,871
2.25%, 08/15/27	99,660	90,955,048
2.25%, 11/15/27	298,299	271,067,746
2.25%, 05/15/41	89,397	64,460,126
2.25%, 08/15/49	1,715	1,166,002
2.25%, 02/15/52	89,609	60,094,036
2.38%, 02/29/24	517,294	502,320,765
2.38%, 08/15/24	799,436	768,770,323
2.38%, 04/30/26	13,701	12,813,298
2.38%, 05/15/27	71,754	66,072,356
2.38%, 03/31/29	24,531	23,055,378
2.38%, 05/15/29	242,193	216,801,025
2.50%, 04/30/24	5,000	4,845,703
2.50%, 02/28/26	22,054	20,746,267
2.50%, 02/15/46	4,999	3,575,352
2.50%, 05/15/46	495,175	353,315,097
2.63%, 12/31/23	240,467	235,103,458
2.63%, 02/15/29	970,057	883,509,909
2.63%, 07/31/29	197,625	179,421,884
2.75%, 02/15/24	413,333	403,467,903
2.75%, 05/15/25	344,355	330,231,066
2.75%, 06/30/25	154,166	147,686,210
2.75%, 08/31/25	22,054	21,058,124
2.75%, 04/30/27	16,511	15,472,800
2.75%, 07/31/27	2,133	1,993,855
2.75%, 02/15/28	573,715	532,456,825
2.75%, 08/15/32	116,805	104,522,224
2.75%, 11/15/42	561,472	432,575,007
2.75%, 08/15/47	13,978	10,483,500
2.75%, 11/15/47	48,257	36,207,830
2.88%, 04/30/25	2,896	2,787,032
2.88%, 07/31/25	22,054	21,159,779
2.88%, 11/30/25	37,997	36,299,009
2.88%, 05/15/28	352,597	328,204,263
2.88%, 08/15/28	6,062	5,629,855
2.88%, 05/15/32	121,922	110,472,762
2.88%, 05/15/43	43,003	33,708,719
2.88%, 08/15/45	99,701	76,793,292
2.88%, 11/15/46	270,772	208,272,323
2.88%, 05/15/49	12,263	9,549,811
2.88%, 05/15/52	6,078	4,717,098
3.00%, 07/31/24	16,309	15,873,881
3.00%, 07/15/25	20,091	19,350,144
3.00%, 10/31/25	32,438	31,131,610
3.00%, 11/15/44	10,365	8,195,638
3.00%, 02/15/47	3,063	2,409,002
3.00%, 02/15/48	142,886	112,829,707
3.00%, 08/15/48	38,651	30,688,290
3.00%, 08/15/52	114,528	94,114,219
3.13%, 08/15/25	83,392	80,518,885
3.13%, 11/15/28	1,189,053	1,117,524,030
3.13%, 08/31/29	154,824	145,074,926
3.13%, 02/15/43	98,586	80,805,615
3.25%, 08/31/24(a)	24,494	23,935,231
3.25%, 06/30/29	2,640	2,492,738
3.38%, 05/15/44	60,601	51,243,776
3.63%, 08/15/43	35	31,042
3.75%, 11/15/43	759,540	685,751,513
3.88%, 09/30/29	52,705	51,766,192
4.25%, 05/15/39	11,578	11,525,989

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2022	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.38%, 02/15/38	$45,496	$46,244,196
4.38%, 11/15/39	184,480	185,957,281
4.50%, 05/15/38	3,048	3,138,488
5.00%, 05/15/37	37,200	40,418,672
5.50%, 08/15/28	2,500	2,651,465
6.13%, 11/15/27	287,825	311,098,351
U.S. Treasury STRIPS
0.00%, 02/15/29(b)	39,465	30,114,290
0.00%, 08/15/35(b)	15,080	8,616,391
0.00%, 08/15/36(b)	60,316	32,920,059
0.00%, 05/15/43(b)	28,562	11,166,338

		21,069,291,739

Total Long-Term Investments — 99.2% (Cost: $23,924,479,938)		21,069,291,739

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)(e)	39,685	39,685,406

Total Short-Term Securities — 0.2% (Cost: $39,685,406)		39,685,406

Total Investments — 99.4% (Cost: $23,964,165,344)		21,108,977,145

Other Assets Less Liabilities — 0.6%		132,937,066

Net Assets — 100.0%		$21,241,914,211

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$426,474,749	$—	$(386,789,343	)(a)	$—	$—	$39,685,406	39,685	$722,151	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$21,069,291,739	$—	$21,069,291,739
Money Market Funds	39,685,406	—	—	39,685,406

	$39,685,406	$21,069,291,739	$—	$21,108,977,145

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® U.S. Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Statements of Assets and Liabilities

October 31, 2022

	iShares 0-5 Year TIPS Bond ETF	iShares CMBS ETF	iShares GNMA Bond ETF	iShares TIPS Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$12,067,364,791	$582,580,035	$333,012,157	$24,813,632,537
Investments, at value — affiliated(b)	29,880,000	1,600,000	38,794,000	36,490,000
Cash	5,379	16,449	6,129	334
Receivables:
Investments sold	230,944,718	1,468,658	471,187	336,520,275
Securities lending income — affiliated	183,168	—	—	218,854
TBA sales commitments	—	—	4,979,156	—
Due from custodian	—	2,114,006	—	—
Capital shares sold	179	—	2,145,848	73,356
Dividends — affiliated	121,764	5,897	83,340	345,196
Interest — unaffiliated	6,233,316	1,692,963	867,098	30,736,241

Total assets	12,334,733,315	589,478,008	380,358,915	25,218,016,793

LIABILITIES
TBA sales commitments, at value	—	—	4,972,121	—
Payables:
Investments purchased	210,584,147	3,519,940	45,084,362	230,639,780
Capital shares redeemed	25,574	—	—	1,345,209
Investment advisory fees	305,671	128,800	24,793	4,165,679

Total liabilities	210,915,392	3,648,740	50,081,276	236,150,668

NET ASSETS	$12,123,817,923	$585,829,268	$330,277,639	$24,981,866,125

NET ASSETS CONSIST OF
Paid-in capital	$13,048,973,694	$700,181,025	$394,049,832	$29,797,529,044
Accumulated loss	(925,155,771)	(114,351,757)	(63,772,193)	(4,815,662,919)

NET ASSETS	$12,123,817,923	$585,829,268	$330,277,639	$24,981,866,125

NET ASSETVALUE
Shares outstanding	124,750,000	13,000,000	7,750,000	235,100,000

Net asset value	$97.18	$45.06	$42.62	$106.26

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$12,913,482,122	$679,653,644	$384,767,988	$29,229,491,604
(b) Investments, at cost — affiliated	$29,880,000	$1,600,000	$38,794,000	$36,490,000

See notes to financial statements.

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (continued)

October 31, 2022

	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,717,288,514	$21,069,291,739
Investments, at value — affiliated(c)	—	39,685,406
Cash	63,374,894	3,302
Receivables:
Investments sold	—	157,154,624
Securities lending income — affiliated	3,477	11,936
Capital shares sold	6,725,998	1,285,648
Dividends — affiliated	711,983	47,473
Interest — unaffiliated	1,553,163	154,965,000

Total assets	3,789,658,029	21,422,445,128

LIABILITIES
Collateral on securities loaned, at value	—	24,350,406
Payables:
Investments purchased	6,377,612	146,680,551
Capital shares redeemed	—	8,526,942
Investment advisory fees	457,900	973,018

Total liabilities	6,835,512	180,530,917

NET ASSETS	$3,782,822,517	$21,241,914,211

NET ASSETS CONSIST OF
Paid-in capital	$3,773,134,222	$24,601,714,576
Accumulated earnings (loss)	9,688,295	(3,359,800,365)

NET ASSETS	$3,782,822,517	$21,241,914,211

NET ASSET VALUE
Shares outstanding	74,900,000	948,500,000

Net asset value	$50.50	$22.40

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$3,717,947,343	$23,924,479,938
(b) Securities loaned, at value	$—	$23,676,530
(c) Investments, at cost — affiliated	$—	$39,685,406

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Operations

Year Ended October 31, 2022

	iShares 0-5 Year TIPS Bond ETF	iShares CMBS ETF	iShares GNMA Bond ETF	iShares TIPS Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$1,044,075	$25,789	$275,035	$1,369,175
Interest — unaffiliated(a)(b)	676,483,761	19,364,018	5,427,089	2,137,369,836
Securities lending income — affiliated — net	272,713	—	—	601,892

Total investment income	677,800,549	19,389,807	5,702,124	2,139,340,903

EXPENSES
Investment advisory	3,586,349	1,838,368	380,008	60,866,353
Professional	217	217	217	217

Total expenses	3,586,566	1,838,585	380,225	60,866,570

Less:
Investment advisory fees waived	—	—	(26,169)	—

Total expenses after fees waived	3,586,566	1,838,585	354,056	60,866,570

Net investment income	674,213,983	17,551,222	5,348,068	2,078,474,333

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(78,919,423)	(18,661,019)	(8,776,553)	(375,993,770)
In-kind redemptions — unaffiliated(c)	(182,553)	—	—	(66,793,568)

	(79,101,976)	(18,661,019)	(8,776,553)	(442,787,338)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(946,415,284)	(105,496,354)	(49,977,400)	(5,520,153,272)

	(946,415,284)	(105,496,354)	(49,977,400)	(5,520,153,272)

Net realized and unrealized loss	(1,025,517,260)	(124,157,373)	(58,753,953)	(5,962,940,610)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(351,303,277)	$(106,606,151)	$(53,405,885)	$(3,884,466,277)

(a)	Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
(b)	Includes net deflationary adjustments for U.S. Treasury Inflation Index Bonds which exceeded the aggregate of interest accrued to income for the period.
(c)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended October 31, 2022

	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$1,247,220	$401,935
Interest — unaffiliated	27,569,764	297,432,197
Securities lending income — affiliated — net	10,205	320,216

Total investment income	28,827,189	298,154,348

EXPENSES
Investment advisory	1,935,965	9,210,386
Professional	217	217

Total expenses	1,936,182	9,210,603

Net investment income	26,891,007	288,943,745

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	16,812	(419,482,712)
In-kind redemptions — unaffiliated(a)	209,402	(78,214,266)

	226,214	(497,696,978)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(670,939)	(2,755,101,547)

	(670,939)	(2,755,101,547)

Net realized and unrealized loss	(444,725)	(3,252,798,525)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,446,282	$(2,963,854,780)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets

	iShares 0-5 Year TIPS Bond ETF		iShares CMBS ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$674,213,983	$205,532,661	$17,551,222	$14,414,419
Net realized gain (loss)	(79,101,976)	39,866,814	(18,661,019)	2,035,608
Net change in unrealized appreciation (depreciation)	(946,415,284)	46,409,311	(105,496,354)	(16,946,499)

Net increase (decrease) in net assets resulting from operations	(351,303,277)	291,808,786	(106,606,151)	(496,472)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(708,599,128)	(209,931,933)	(19,482,690)	(15,800,694)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,688,028,105	4,572,586,705	(108,467,807)	345,487,641

NET ASSETS
Total increase (decrease) in net assets	4,628,125,700	4,654,463,558	(234,556,648)	329,190,475
Beginning of year	7,495,692,223	2,841,228,665	820,385,916	491,195,441

End of year	$12,123,817,923	$7,495,692,223	$585,829,268	$820,385,916

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares GNMA Bond ETF		iShares TIPS Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,348,068	$385,759	$2,078,474,333	$1,099,103,928
Net realized gain (loss)	(8,776,553)	(1,301,515)	(442,787,338)	824,140,987
Net change in unrealized appreciation (depreciation)	(49,977,400)	(4,933,632)	(5,520,153,272)	(129,747,390)

Net increase (decrease) in net assets resulting from operations	(53,405,885)	(5,849,388)	(3,884,466,277)	1,793,497,525

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(4,647,702)	(590,997)	(2,167,278,308)	(1,131,771,551)
Return of capital	—	(4,165,344)	—	—

Decrease in net assets resulting from distributions to shareholders	(4,647,702)	(4,756,341)	(2,167,278,308)	(1,131,771,551)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(95,516,056)	13,169,725	(4,835,024,590)	11,250,572,331

NET ASSETS
Total increase (decrease) in net assets	(153,569,643)	2,563,996	(10,886,769,175)	11,912,298,305
Beginning of year	483,847,282	481,283,286	35,868,635,300	23,956,336,995

End of year	$330,277,639	$483,847,282	$24,981,866,125	$35,868,635,300

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets  (continued)

	iShares Treasury Floating Rate Bond ETF		iShares U.S. Treasury Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$26,891,007	$(54,932)	$288,943,745	$146,145,828
Net realized gain (loss)	226,214	191,601	(497,696,978)	57,544,516
Net change in unrealized appreciation (depreciation)	(670,939)	(231,479)	(2,755,101,547)	(549,141,099)

Net increase (decrease) in net assets resulting from operations	26,446,282	(94,810)	(2,963,854,780)	(345,450,755)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(16,475,106)	(77,549)	(256,285,822)	(270,729,481)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,511,487,208	(145,814,606)	8,796,873,416	1,243,723,778

NET ASSETS
Total increase (decrease) in net assets	3,521,458,384	(145,986,965)	5,576,732,814	627,543,542
Beginning of year	261,364,133	407,351,098	15,665,181,397	15,037,637,855

End of year	$3,782,822,517	$261,364,133	$21,241,914,211	$15,665,181,397

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year TIPS Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$105.95	$103.32	$100.17	$98.21	$100.52

Net investment income(a)	6.31	4.52	1.62	2.05	2.61
Net realized and unrealized gain (loss)(b)	(8.83)	2.17	2.85	2.02	(2.22)

Net increase (decrease) from investment operations	(2.52)	6.69	4.47	4.07	0.39

Distributions from net investment income(c)	(6.25)	(4.06)	(1.32)	(2.11)	(2.70)

Net asset value, end of year	$97.18	$105.95	$103.32	$100.17	$98.21

Total Return(d)
Based on net asset value	(2.51)%	6.55%	4.49%	4.17%	0.39%

Ratios to Average Net Assets(e)
Total expenses	0.03%	0.05%	0.06%	0.06%	0.06%

Net investment income	6.15%	4.28%	1.59%	2.07%	2.62%

Supplemental Data
Net assets, end of year (000)	$12,123,818	$7,495,692	$2,841,229	$2,343,861	$2,199,887

Portfolio turnover rate(f)	27%	36%	72%	58%	40%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares CMBS ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$53.62	$54.88	$53.42	$49.36	$51.60

Net investment income(a)	1.19	1.23	1.39	1.45	1.37
Net realized and unrealized gain (loss)(b)	(8.45)	(1.06)	1.47	4.04	(2.26)

Net increase (decrease) from investment operations	(7.26)	0.17	2.86	5.49	(0.89)

Distributions(c)

From net investment income	(1.18)	(1.22)	(1.40)	(1.43)	(1.35)
From net realized gain	(0.12)	(0.21)	—	—	—

Total distributions	(1.30)	(1.43)	(1.40)	(1.43)	(1.35)

Net asset value, end of year	$45.06	$53.62	$54.88	$53.42	$49.36

Total Return(d)
Based on net asset value	(13.75)%	0.29%	5.42%	11.27%	(1.74)%

Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.39%	2.26%	2.58%	2.81%	2.72%

Supplemental Data
Net assets, end of year (000)	$585,829	$820,386	$491,195	$422,024	$310,990

Portfolio turnover rate(f)	21%	13%	26%	21%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares GNMA Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$49.88	$50.93	$50.35	$47.67	$49.74

Net investment income(a)	0.66	0.04	0.77	1.34	1.12
Net realized and unrealized gain (loss)(b)	(7.31)	(0.61)	0.82	2.69	(2.05)

Net increase (decrease) from investment operations	(6.65)	(0.57)	1.59	4.03	(0.93)

Distributions(c)
From net investment income	(0.61)	(0.06)	(0.82)	(1.35)	(1.14)
Return of capital	—	(0.42)	(0.19)	—	(0.00	)(d)

Total distributions	(0.61)	(0.48)	(1.01)	(1.35)	(1.14)

Net asset value, end of year	$42.62	$49.88	$50.93	$50.35	$47.67

Total Return(e)
Based on net asset value	(13.42)%	(1.14)%	3.18%	8.55%	(1.90)%

Ratios to Average Net Assets(f)
Total expenses	0.10%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.09%	0.13%	0.12%	0.13%	0.12%

Net investment income	1.41%	0.08%	1.51%	2.71%	2.31%

Supplemental Data
Net assets, end of year (000)	$330,278	$483,847	$481,283	$178,753	$102,483

Portfolio turnover rate(g)(h)	313%	498%	699%	529%	834%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares TIPS Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$128.61	$125.29	$116.11	$108.83	$113.73

Net investment income(a)	7.63	4.90	1.56	2.11	3.14
Net realized and unrealized gain (loss)(b)	(21.96)	3.33	8.87	7.41	(4.63)

Net increase (decrease) from investment operations	(14.33)	8.23	10.43	9.52	(1.49)

Distributions from net investment income(c)	(8.02)	(4.91)	(1.25)	(2.24)	(3.41)

Net asset value, end of year	$106.26	$128.61	$125.29	$116.11	$108.83

Total Return(d)
Based on net asset value	(11.62)%	6.67%	9.02%	8.80%	(1.36)%

Ratios to Average Net Assets(e)
Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%

Net investment income	6.36%	3.84%	1.29%	1.87%	2.80%

Supplemental Data
Net assets, end of year (000)	$24,981,866	$35,868,635	$23,956,337	$20,436,063	$22,223,190

Portfolio turnover rate(f)	20%	34%	53%	17%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF

	Year Ended 10/31/22		Year Ended 10/31/21		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$50.26		$50.29		$50.28	$50.31	$50.24

Net investment income (loss)(a)	1.05		(0.01)		0.31	1.08	0.92
Net realized and unrealized gain (loss)(b)	(0.44)		(0.01)		0.08	(0.04)	(0.07)

Net increase (decrease) from investment operations	0.61		(0.02)		0.39	1.04	0.85

Distributions(c)
Distributions from net investment income	(0.37)		(0.01)		(0.38)	(1.07)	(0.78)
From net realized gain	(0.00	)(d)	(0.00	)(d)	—	—	—

Total distributions	(0.37)		(0.01)		(0.38)	(1.07)	(0.78)

Net asset value, end of year	$50.50		$50.26		$50.29	$50.28	$50.31

Total Return(e)
Based on net asset value	1.22%		(0.04)%		0.78%	2.09%	1.70%

Ratios to Average Net Assets(f)
Total expenses	0.15%		0.15%		0.15%	0.15%	0.15%

Net investment income (loss)	2.08%		(0.02)%		0.62%	2.15%	1.83%

Supplemental Data
Net assets, end of year (000)	$3,782,823		$261,364		$407,351	$507,830	$306,913

Portfolio turnover rate(g)	6%		74%		44%	20%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Treasury Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$26.46	$27.66	$26.28	$24.17	$25.16

Net investment income(a)	0.38	0.25	0.39	0.53	0.48
Net realized and unrealized gain (loss)(b)	(4.11)	(0.96)	1.40	2.10	(1.00)

Net increase (decrease) from investment operations	(3.73)	(0.71)	1.79	2.63	(0.52)

Distributions(c)
From net investment income	(0.33)	(0.25)	(0.41)	(0.52)	(0.47)
From net realized gain	—	(0.24)	—	—	—

Total distributions	(0.33)	(0.49)	(0.41)	(0.52)	(0.47)

Net asset value, end of year	$22.40	$26.46	$27.66	$26.28	$24.17

Total Return(d)
Based on net asset value	(14.21)%	(2.58)%	6.84%	10.99%	(2.10)%

Ratios to Average Net Assets(e)
Total expenses	0.05%	0.09%	0.15%	0.15%	0.15%

Net investment income	1.57%	0.95%	1.43%	2.09%	1.95%

Supplemental Data
Net assets, end of year (000)	$21,241,914	$15,665,181	$15,037,638	$15,219,211	$6,747,196

Portfolio turnover rate(f)	50%	128%	91%	22%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-5 Year TIPS Bond	Diversified
CMBS	Diversified
GNMA Bond	Diversified
TIPS Bond	Diversified
Treasury Floating Rate Bond	Diversified
U.S. Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g.,

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements  (continued)

recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

U.S. Treasury Bond
Barclays Capital, Inc.	$23,676,530	$(23,676,530)		$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

Effective January 5, 2022, for its investment advisory services to the iShares 0-5 Year TIPS Bond ETF, BFA is entitled to an annual investment advisory fee of 0.03%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to January 5, 2022, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

CMBS	0.25%
GNMA Bond	0.10
Treasury Floating Rate Bond	0.15
U.S. Treasury Bond	0.05

For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares GNMABond ETF, BFAhas contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

GNMA Bond	$26,169

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

0-5 Year TIPS Bond	$89,682
TIPS Bond	204,639
Treasury Floating Rate Bond	3,707
U.S. Treasury Bond	129,376

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

U.S. Treasury Bond	$3,205,738,871	$3,262,967,250	$(88,655,707)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

0-5 Year TIPS Bond	$ 3,085,283,222	$ 2,782,775,485	$—	$—
CMBS	88,014,748	136,841,826	64,181,923	139,166,586
GNMA Bond	1,194,571,620	1,284,639,985	—	—
TIPS Bond	6,468,075,181	8,738,818,481	—	—
Treasury Floating Rate Bond	1,616,467,752	40,465,953	—	—
U.S. Treasury Bond	9,537,559,461	9,183,793,121	—	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (continued)

For the year ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-5 Year TIPS Bond	$7,598,439,296	$1,993,722,447
CMBS	18,599,063	—
TIPS Bond	11,151,603,656	15,935,770,230
Treasury Floating Rate Bond	3,660,962,429	280,143,689
U.S. Treasury Bond	14,260,009,001	5,511,344,941

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

0-5 Year TIPS Bond	$(30,445,638)	$30,445,638
CMBS	(22)	22
TIPS Bond	(131,754,083)	131,754,083
Treasury Floating Rate Bond	209,402	(209,402)
U.S. Treasury Bond	(78,242,046)	78,242,046

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21

0-5 Year TIPS Bond
Ordinary income	$708,599,128	$209,931,933

CMBS
Ordinary income	$17,571,757	$14,025,497
Long-term capital gains	1,910,933	1,775,197

	$19,482,690	$15,800,694

GNMA Bond
Ordinary income	$4,647,702	$590,997
Return of capital	—	4,165,344

	$4,647,702	$4,756,341

TIPS Bond
Ordinary income	$2,167,278,308	$1,131,771,551

Treasury Floating Rate Bond
Ordinary income	$16,475,106	$70,173
Long-term capital gains	—	7,376

	$16,475,106	$77,549

U.S. Treasury Bond
Ordinary income	$256,285,822	$248,085,194
Long-term capital gains	—	22,644,287

	$256,285,822	$270,729,481

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

0-5 Year TIPS Bond	$—	$(79,005,302)	$(846,150,469)	$(925,155,771)
CMBS	1,392,592	(18,311,730)	(97,432,619)	(114,351,757)
GNMA Bond	495,128	(12,309,603)	(51,957,718)	(63,772,193)
TIPS Bond	—	(396,779,209)	(4,418,883,710)	(4,815,662,919)
Treasury Floating Rate Bond	10,347,124	—	(658,829)	9,688,295
U.S. Treasury Bond	45,562,180	(538,370,420)	(2,866,992,125)	(3,359,800,365)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and TBA transactions.

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-5 Year TIPS Bond	$12,943,395,260	$449,226	$(846,599,695)	$(846,150,469)
CMBS	681,612,654	2,002	(97,434,621)	(97,432,619)
GNMA Bond	423,730,920	83,760	(52,001,488)	(51,917,728)
TIPS Bond	29,269,006,247	958,826	(4,419,842,536)	(4,418,883,710)
Treasury Floating Rate Bond	3,717,947,343	146,565	(805,394)	(658,829)
U.S. Treasury Bond	23,975,969,270	199,162,211	(3,066,154,336)	(2,866,992,125)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

0-5 Year TIPS Bond
Shares sold	73,950,000	$7,703,184,734	50,850,000	$5,376,211,278
Shares redeemed	(19,950,000)	(2,015,156,629)	(7,600,000)	(803,624,573)

	54,000,000	$5,688,028,105	43,250,000	$4,572,586,705

CMBS
Shares sold	1,600,000	$82,403,093	6,950,000	$378,337,893
Shares redeemed	(3,900,000)	(190,870,900)	(600,000)	(32,850,252)

	(2,300,000)	$(108,467,807)	6,350,000	$345,487,641

GNMA Bond
Shares sold	1,150,000	$53,550,684	1,550,000	$78,612,344
Shares redeemed	(3,100,000)	(149,066,740)	(1,300,000)	(65,442,619)

	(1,950,000)	$(95,516,056)	250,000	$13,169,725

TIPS Bond
Shares sold	92,200,000	$11,219,666,328	154,000,000	$19,686,505,282
Shares redeemed	(136,000,000)	(16,054,690,918)	(66,300,000)	(8,435,932,951)

	(43,800,000)	$(4,835,024,590)	87,700,000	$11,250,572,331

Treasury Floating Rate Bond
Shares sold	75,600,000	$3,808,560,987	3,200,000	$160,881,792
Shares redeemed	(5,900,000)	(297,073,779)	(6,100,000)	(306,696,398)

	69,700,000	$3,511,487,208	(2,900,000)	$(145,814,606)

U.S. Treasury Bond
Shares sold	611,000,000	$14,659,250,742	220,600,000	$5,882,272,810
Shares redeemed	(254,600,000)	(5,862,377,326)	(172,200,000)	(4,638,549,032)

	356,400,000	$8,796,873,416	48,400,000	$1,243,723,778

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the six funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

 iShares 0-5 Year TIPS Bond ETF

 iShares CMBS ETF

 iShares GNMA Bond ETF

 iShares TIPS Bond ETF

 iShares Treasury Floating Rate Bond ETF

 iShares U.S. Treasury Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2022:

iShares ETF	Federal Obligation Interest

0-5 Year TIPS Bond	$674,086,765
CMBS	2,545
GNMA Bond	150,447
TIPS Bond	2,078,500,802
Treasury Floating Rate Bond	26,891,007
U.S. Treasury Bond	288,946,107

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends

0-5 Year TIPS Bond	$674,086,765
CMBS	17,552,260
GNMA Bond	5,348,068
TIPS Bond	2,078,500,802
Treasury Floating Rate Bond	26,891,007
U.S. Treasury Bond	288,946,107

The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

iShares ETF	Interest-Related Dividends	Qualified Short-Term Capital Gain

0-5 Year TIPS Bond	$674,086,765	$—
CMBS	17,552,260	8,111
GNMA Bond	5,348,068	—
TIPS Bond	2,078,500,802	—
Treasury Floating Rate Bond	26,891,007	16,812
U.S. Treasury Bond	288,946,107	—

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2022:

iShares ETF	20% Rate Long-Term Capital Gain Dividends

CMBS	$1,910,933

I M P O R T A N T T A X I N F O R M A T I O N	61

Board Review and Approval of Investment Advisory Contract

iShares 0-5 Year TIPS Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares CMBS ETF, iShares GNMA Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	63

Board Review and Approval of Investment Advisory Contract  (continued)

Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares TIPS Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	65

Board Review and Approval of Investment Advisory Contract  (continued)

Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Treasury Floating Rate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board

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Board Review and Approval of Investment Advisory Contract  (continued)

Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares U.S. Treasury Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board

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Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	71

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

0-5 Year TIPS Bond	$6.250623	$—	$—	$6.250623	100%	—%	—%	100%
CMBS	1.178910	0.123809	—	1.302719	90	10	—	100
GNMA Bond	0.609388	—	—	0.609388	100	—	—	100
TIPS Bond	8.022071	—	—	8.022071	100	—	—	100
Treasury Floating Rate Bond(a)	0.365772	—	0.002178	0.367950	99	—	1	100
U.S. Treasury Bond	0.333890	—	—	0.333890	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive and the Alternative Investment Fund Managers Regulations 2013 (as amended) and the “Guidelines on sound remuneration policies under the AIFMD” issued by the European Securities and Markets Authority (together the “Regulations”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, non-EU and non-UK managers are only required to comply with certain disclosure, reporting and transparency obligations of the Regulations if such managers market a fund to EU investors.

The Company has registered the iShares 0-5 Year TIPS Bond ETF (the “Fund”) to be marketed to United Kingdom.

Report on Remuneration

The Company is required under the Regulations to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area.As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

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Supplemental Information (unaudited) (continued)

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of total & aggregate remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending December 31, 2021 were as follows:

iShares ETF	Total Remuneration	Fixed Remuneration	Variable Remuneration	No. of Beneficiaries	Senior Management Remuneration	Risk Taker Remuneration

0-5 Year TIPS Bond	$796,058	$372,209	$423,849	661	$97,439	$10,070

Disclosures Under the EU Sustainable Finance Disclosure Regulation

The iShares 0-5 Year TIPS Bond ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investments do not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation.

S U P P L E M E N T A L I N F O R M A T I O N	73

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	75

Trustee and Officer Information (unaudited) (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice Presidents.

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	77

Glossary of Terms Used in this Report

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities

TBA	To-Be-Announced

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1005-1022

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

•  iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ

•  iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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Market Overview

iShares Trust

Global Bond Market Overview

Global investment-grade bonds experienced a sizable decline the 12 months ended October 31, 2022 (the “reporting period”). The Bloomberg Global Aggregate Index, a broad measure of global bond market performance, returned -20.79% in U.S. dollar terms for the reporting period.

The poor returns for fixed income reflected the backdrop of sharply rising inflation worldwide. Annualized consumer price inflation in the United States came in above 7.5% in each month of 2022, with a peak of 9.1% in June. Inflation was even more pronounced overseas, particularly in Europe. Inflation rose more than 10% year-over-year in September across the region as a whole, with many Eastern European nations posting increases north of 20%. The trend of rising inflation, which had already begun in 2021, was exacerbated by Russia’s invasion of Ukraine in February 2022. The conflict, together with the sanctions that followed, further snarled global supply chains and contributed to a spike in food and energy prices across the globe.

Developed-market central banks responded by tightening monetary policy in dramatic fashion. In the United States, for example, the U.S. Federal Reserve wound down its stimulative quantitative easing program and raised interest rates from a range of 0%-0.25% to 3.0% - 3.25%. Other central banks followed suit, but the Bank of Japan—which continued to provide stimulus to the nation’s economy—was a notable outlier.

These events fueled a spike in bond yields across the globe. In the United States, the yield on the two-year note rose from 0.50% at the beginning of the period to 4.48% by the end of October 2022, while the 10-year issue climbed from 1.55% to 4.05%. The overseas markets experienced a similar trend directionally, with the weakest performance occurring in the United Kingdom and Continental Europe. Japan held up better in relative terms due to the more accommodative policy of its central bank. Emerging-market bonds, which are highly sensitive to global growth trends, were particularly weak in the annual period.

Corporate bonds generally underperformed government debt. In addition to being hurt by rising prevailing yields, the category was pressured by rising yield spreads over government issues – a trend caused by concerns about economic growth as well as the broader “risk-off” environment.

Unfavorable currency translation weighed on the returns of foreign debt for U.S-based investors. The U.S. dollar surged against most major currencies due in part to expectations that the nation’s stronger relative growth would cause the Fed to raise interest rates more aggressively than its global peers. As a result, the value of non-U.S. investments suffered larger losses in U.S. dollar terms than they did in their local markets. The effect was especially pronounced with respect to emerging-market bonds.

One notable outcome of the downturn in bond prices is that negative-yielding debt—which had risen to be a fairly sizable portion of the overall fixed-income market by late 2021—largely disappeared as yields climbed into positive territory in most countries. However, the real (after-inflation) yields on a large swath of the market remained negative at the close of the period.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Core 1-5 Year USD Bond ETF

Investment Objective

The iShares Core 1-5 Year USD Bond ETF(the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining maturities between one and five years, as represented by the Bloomberg U.S. Universal 1-5 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(7.86)%	0.48%	0.93%	(7.86)%	2.41%	9.65%
Fund Market	(7.84)	0.45	0.92	(7.84)	2.25	9.62
Index	(7.91)	0.53	1.01	(7.91)	2.69	10.61

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index Performance through June 2, 2014 reflects the performance of the Bloomberg U.S. Government/Credit 1-5 Year Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg U.S. Universal 1-5 Year Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 970.50	$ 0.30		$ 1,000.00	$ 1,024.90	$ 0.31		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	iShares® Core 1-5 Year USD Bond ETF

Portfolio Management Commentary

All major segments of the fixed-income market, including high quality corporate bonds, experienced steeply negative returns over the 12-month period, as hawkish monetary policy and rising Treasury yields weighed on performance.

Entering the period, U.S. inflation was already running well above the 2% target of the U.S. Federal Reserve (Fed). Inflation would spike in the wake of Russia’s late-February invasion of Ukraine, which exacerbated ongoing supply-chain pressures and led to sharply higher commodity prices. Consumer price inflation rose by at least 7.5% on a year-over-year basis in each of the first nine months of 2022, hitting a peak of 9.1% in June. In response, the Fed aggressively raised its benchmark overnight lending rate, bringing the Fed funds target to a range of 3.0% to 3.25%, as compared to 0% to 0.25% at the start of 2022. In addition, the market anticipated significant further rate increases from the Fed in the coming months.

The U.S. Treasury yield curve moved dramatically higher in response to the Fed’s policy tightening, with the two-year yield moving from 0.50% to 4.48% over the 12 months, an increase of 398 basis points. Longer-term Treasury yields, which are less directly influenced by changes in Fed funds, rose to a more moderate degree, as reflected in the bellwether 10-year note yield which increased from 1.55% to 4.05%, or 250 basis points. As a result, short-term Treasury yields were higher than long-term yields at the end of the period, raising concerns that the economy was on the verge of recession.

U.S. Treasuries carry the most weight within the Index by market value and contributed the most to the negative return for the Index despite holding up somewhat better than other sectors. Corporate bonds are the second largest constituent within the Index and were impacted negatively by both rising Treasury yields and widening credit spreads. In terms of credit quality within the Index’s corporate bond exposure, lower quality issues in the Moody’s A and Baa rating categories weighed most heavily on return.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	55.8%
Aa	4.9
A	14.9
Baa	12.9
Ba	3.4
B	2.9
Caa	0.7
Ca	0.1
Not Rated	4.4

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	55.6%
Corporate Bonds & Notes	36.2
Foreign Government Obligations	6.1
Collaterized Mortgage Obligations	1.3
Asset-Backed Securities	0.8
Municipal Debt Obligations	—(b)
Common Stocks	—(b)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Core International Aggregate Bond ETF

Investment Objective

The iShares Core International Aggregate Bond ETF(the “Fund”) seeks to track the investment results of an index composed of global non-U.S. dollar-denominated investment-grade bonds that mitigates exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(10.05)%	0.55%	1.48%	(10.05)%	2.77%	10.76%
Fund Market	(10.11)	0.51	1.47	(10.11)	2.57	10.76
Index	(10.00)	0.65	1.56	(10.00)	3.30	11.37

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was November 10, 2015. The first day of secondary market trading was November 12, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 956.30	$ 0.35		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022 (continued)	iShares® Core International Aggregate Bond ETF

Portfolio Management Commentary

Returns for international bonds were deeply into negative territory for the reporting period, pressured by rising yields and declining prices. Central banks moved to aggressively raise interest rates during the period in the face of persistent historically high inflation, leading global yield curves higher. Inflation was driven by continued supply-chain disruptions, exacerbated by Russia’s invasion of Ukraine in late February and subsequent sanctions imposed upon Russia by the U.S. and its allies. In particular, energy prices spiked as Russian oil and gas came off the market.

Within the Index, euro-bloc bonds, which make up nearly half of the Index by market weight, weighed most heavily on total return as inflation was especially acute in the region, while dollar-bloc markets held up somewhat better. In particular, weak bond performance in France, Germany and Italy contributed to the negative return for the Index as those markets, combined, carry the greatest weight within the Index.

In terms of credit quality, while performance was weak across all ratings categories bonds in the AA category experienced the greatest losses. In terms of bond maturity, bonds with maturities greater than 10 years, which are more sensitive to changes in interest rates, detracted the most from the Index’s return. All maturity segments experienced notably negative performance.

Local currencies represented in the Index generally declined against the U.S. dollar. As a result, hedging activity was additive to the Index’s return. A fully hedged investor seeks to bypass the currency fluctuations — both on the upside and on the downside — related to holding foreign-currency-denominated securities.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

Foreign Government Obligations	80.8%
Corporate Bonds & Notes	19.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	18.5%
Japan	11.3
France	9.9
Germany	8.7
United Kingdom	7.9
Canada	6.3
Italy	5.8
Spain	4.5
Australia	3.1
Supranational	2.7

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
5.18%, 10/15/27	$1,000	$999,950
Class A, 0.90%, 11/15/26	5,000	4,595,683
Series 2018-2, Class A, 3.01%, 10/15/25	3,000	2,979,185
Series 2022-2, Class A, 3.39%, 05/15/27	3,000	2,880,914
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	3,510	3,280,987
BMW Vehicle Lease Trust Series 2022-1, Class A3, 1.10%, 03/25/25 (Call 03/25/24)	3,350	3,213,666
Capital One Multi-Asset Execution Trust Series 2021-A1, Class A1, 0.55%, 07/15/26	2,000	1,853,552
CarMax Auto Owner Trust Series 2021-4, Class A3, 0.56%, 09/15/26 (Call 11/15/24)	2,250	2,126,386
Discover Card Execution Note Trust
3.56%, 07/15/27	2,000	1,923,526
Series 2022-A1, Class A1, 1.96%, 02/15/27	2,300	2,137,542
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 08/16/23)	663	654,310
Honda Auto Receivables Owner Trust Series 2020-2, Class A4, 1.09%, 10/15/26 (Call 09/15/23)	2,750	2,640,664
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 10/15/23)	1,370	1,311,933
Toyota Auto Receivables Owner Trust
2.93%, 09/15/26 (Call 01/15/25)	5,000	4,805,794
Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 05/15/25)	750	674,695
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	2,870	2,667,046
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 04/15/23)	178	175,756

Total Asset-Backed Securities — 0.8% (Cost: $40,998,161)		38,921,589

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
Benchmark Mortgage Trust, Series 2018-B21, Class A2, 1.74%, 12/17/53 (Call 12/15/30)	1,000	879,550
CD Mortgage Trust, Series 2016-CD2, Class A3, 3.25%, 11/10/49 (Call 11/10/26)	946	867,893
COMM Mortgage Trust
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 01/10/29)	3,305	3,141,679
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 06/10/25)	4,000	3,810,396
Commission Mortgage Trust
Class-A4, 3.09%, 10/10/49 (Call 10/10/26)	5,440	4,895,861
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 11/10/23)	2,000	1,958,738
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 01/10/29)	4,200	4,014,732
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	2,650	2,496,708
Series 2015-CR27, Class A4, 3.61%, 10/10/48 (Call 10/10/25)	1,335	1,252,436
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 01/10/26)	1,560	1,473,839

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2014-GC20, Class AAB, 3.66%, 04/10/47 (Call 04/10/24)	$615	$605,098
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	1,944	1,883,853
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 09/10/24)	4,000	3,828,736
Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 08/10/27)	3,810	3,594,648
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46 (Call 11/15/23)	2,831	2,778,698
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 01/15/29)	225	219,020
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 03/15/26)	3,000	2,886,971
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 09/15/26)	1,017	980,529
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 06/15/28)	2,000	1,889,806
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 06/15/24)	150	145,039
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.07%, 07/15/46 (Call 06/15/28)(a)	1,000	951,917
Series 2014-C17, Class A4, 3.44%, 08/15/47 (Call 07/15/24)	1,511	1,460,582
Series 2014-C18, Class ASB, 3.62%, 10/15/47 (Call 07/15/26)	560	549,448
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	250	234,431
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 11/15/26)	3,075	2,762,894
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	970	806,856
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 07/10/26)	843	803,211
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51 (Call 12/15/28)	3,890	3,701,379
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 01/15/25)	627	609,817
Series 2016-C35, Class A4, 2.93%, 07/15/48 (Call 07/15/26)	1,000	899,687
Series 2016-NXS5, Class A6, 3.64%, 01/15/59 (Call 02/15/26)	5,000	4,630,745
Series 2017-C39, Class A5, 3.42%, 09/15/50 (Call 08/15/27)	5,000	4,501,301
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	302	300,776

		65,817,274

Total Collaterized Mortgage Obligations — 1.3% (Cost: $74,037,363)		65,817,274

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 11/14/22)(b)	$160	$152,490
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 12/01/22)(b)	540	485,946
National CineMedia LLC, 5.75%, 08/15/26 (Call 12/01/22)	50	4,085
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	470	441,180
3.65%, 11/01/24 (Call 08/01/24)	850	820,131
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (Call 11/14/22)(b)	300	270,243
6.25%, 06/15/25 (Call 12/01/22)(b)	170	168,271
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(b)	200	160,104
WPP Finance 2010, 3.75%, 09/19/24	576	553,380

		3,055,830

Aerospace & Defense — 0.6%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	200	182,914
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	346	334,700
3.85%, 12/15/25 (Call 09/15/25)(b)	610	578,323
Boeing Co. (The)
1.43%, 02/04/24 (Call 11/14/22)	1,179	1,118,317
1.95%, 02/01/24	644	614,196
2.20%, 02/04/26 (Call 02/04/23)	2,505	2,227,221
2.25%, 06/15/26 (Call 03/15/26)	315	275,877
2.60%, 10/30/25 (Call 07/30/25)	35	31,932
2.70%, 02/01/27 (Call 12/01/26)	500	434,500
2.75%, 02/01/26 (Call 01/01/26)	810	730,774
2.80%, 03/01/24 (Call 02/01/24)	410	394,121
2.80%, 03/01/27 (Call 12/01/26)	80	69,445
2.85%, 10/30/24 (Call 07/30/24)	153	144,403
4.88%, 05/01/25 (Call 04/01/25)	1,678	1,639,037
5.04%, 05/01/27 (Call 03/01/27)	1,000	965,120
Bombardier Inc.
7.13%, 06/15/26 (Call 06/15/23)(b)	530	503,738
7.50%, 12/01/24 (Call 12/01/22)(b)	280	279,294
7.50%, 03/15/25 (Call 12/01/22)(b)	577	567,312
7.88%, 04/15/27 (Call 12/01/22)(b)	830	788,633
Embraer Netherlands Finance BV
5.05%, 06/15/25	550	520,927
5.40%, 02/01/27	200	183,156
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 11/14/22)(b)	235	186,007
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	105	91,713
2.38%, 11/15/24 (Call 09/15/24)	220	208,586
3.25%, 04/01/25 (Call 03/01/25)	675	648,979
3.50%, 05/15/25 (Call 03/15/25)	504	488,265
3.50%, 04/01/27 (Call 02/01/27)	5	4,701
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	213	193,698
4.95%, 08/15/25 (Call 05/15/25)	140	135,873
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	553	546,076
5.90%, 02/01/27	275	272,781
6.88%, 05/01/25 (Call 04/01/25)	265	270,923
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	259	248,705

Security	Par (000)	Value

Aerospace & Defense (continued)
3.85%, 12/15/26 (Call 09/15/26)	$5	$4,683
3.95%, 05/28/24 (Call 02/28/24)	312	304,999
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	680	654,588
4.95%, 10/15/25	365	365,339
5.10%, 11/15/27	700	701,505
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,116	1,063,849
3.20%, 02/01/27 (Call 11/01/26)	5	4,607
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	150	136,459
3.13%, 05/04/27 (Call 02/04/27)	100	91,385
3.20%, 03/15/24 (Call 01/15/24)	889	865,477
3.50%, 03/15/27 (Call 12/15/26)	666	621,298
3.95%, 08/16/25 (Call 06/16/25)	960	931,267
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	450	397,197
5.75%, 10/15/27 (Call 07/15/27)(b)	450	407,430
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	145	129,666
5.50%, 01/15/25 (Call 12/01/22)(b)	220	213,176
7.50%, 04/15/25 (Call 12/01/22)(b)	520	506,428
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(c)	600	549,576
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 12/01/22)	339	317,362
1.60%, 04/01/26 (Call 03/01/26)	170	147,502
TransDigm Inc.
6.25%, 03/15/26 (Call 12/01/22)(b)	1,920	1,893,312
6.38%, 06/15/26 (Call 12/01/22)	415	399,769
7.50%, 03/15/27 (Call 12/01/22)(d)	245	241,602
8.00%, 12/15/25 (Call 12/01/22)(b)	480	488,419
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 12/01/22)	220	214,931
Triumph Group Inc.
6.25%, 09/15/24 (Call 12/01/22)(b)	245	227,294
7.75%, 08/15/25 (Call 12/01/22)(d)	220	166,881
8.88%, 06/01/24 (Call 02/01/23)(b)	240	242,532

		28,168,780

Agriculture — 0.3%
Adecoagro SA, 6.00%, 09/21/27	200	180,730
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	833	768,959
4.40%, 02/14/26 (Call 12/14/25)(d)	395	379,563
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	312	285,252
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	861	814,187
3.22%, 08/15/24 (Call 06/15/24)	1,194	1,140,533
3.22%, 09/06/26 (Call 07/06/26)	427	380,850
3.56%, 08/15/27 (Call 05/15/27)	1,372	1,200,857
4.70%, 04/02/27 (Call 02/02/27)	157	146,151
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,082	929,633
3.95%, 06/15/25(b)	759	721,627
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	707	634,002
3.25%, 08/15/26 (Call 05/15/26)	20	18,255
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)(d)	390	367,626

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
0.75%, 02/02/26 (Call 01/02/26)(b)	$295	$255,951
3.50%, 04/22/25 (Call 04/22/23)(b)	230	221,628
3.63%, 04/22/27 (Call 03/22/27)(b)	425	400,422
4.88%, 10/10/25	840	833,440
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 11/14/22)(b)	230	221,357
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	475	449,939
3.50%, 07/26/26 (Call 05/26/26)(b)	445	399,904
4.25%, 07/21/25 (Call 04/21/25)(b)	550	522,549
6.13%, 07/27/27 (Call 06/27/27)(b)	350	340,609
MHP Lux SA, 6.95%, 04/03/26(c)	200	93,000
MHP SE, 7.75%, 05/10/24(c)	200	95,287
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	497	425,278
1.50%, 05/01/25 (Call 04/01/25)	502	457,452
2.75%, 02/25/26 (Call 11/25/25)	640	587,354
2.88%, 05/01/24 (Call 04/01/24)	607	586,186
3.25%, 11/10/24	572	550,739
3.38%, 08/11/25 (Call 05/11/25)	383	363,555
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	1,261	1,217,155
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	120	104,698
Vector Group Ltd., 10.50%, 11/01/26 (Call 12/01/22)(b)	240	236,854
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	390	329,230
4.90%, 04/21/27 (Call 03/21/27)(b)	225	205,274

		16,866,086

Airlines — 0.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	521	460,804
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	23	20,785
Series 2020-1, Class C, 10.50%, 07/15/26(b)	155	158,413
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	63	58,808
Allegiant Travel Co.
7.25%, 08/15/27 (Call 08/15/24)(b)	255	240,307
8.50%, 02/05/24 (Call 08/05/23)(b)	75	74,342
American Airlines Group Inc., 3.75%, 03/01/25(b)(d)	235	207,028
American Airlines Inc., 11.75%, 07/15/25(b)	1,075	1,176,566
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(b)	1,525	1,453,386
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	96	81,161
Series 2014-1, Class A, 3.70%, 04/01/28	230	191,843
Series 2015-1, Class A, 3.38%, 11/01/28	156	126,064
Azul Investments LLP, 7.25%, 06/15/26(c)	200	126,942
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	155	144,575
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	440	415,659
7.00%, 05/01/25(b)(d)	1,089	1,103,320
7.38%, 01/15/26 (Call 12/15/25)	375	383,426
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	1,072	1,044,235
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	155	148,704
Gol Finance SA, 7.00%, 01/31/25(c)	650	282,744
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(c)	200	164,302

Security	Par (000)	Value

Airlines (continued)
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27(d)	$93	$75,699
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	520	479,747
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	600	593,790
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	1,030	1,004,281
5.25%, 05/04/25 (Call 04/04/25)	1,012	1,007,476
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	228	231,466
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27(d)	131	116,375
United Airlines Holdings Inc.
4.88%, 01/15/25(d)	160	152,861
5.00%, 02/01/24(d)	130	127,985
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(b)	870	796,006
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	171	162,576
Series 2013-1, Class A, 4.30%, 02/15/27	356	326,356
Series 2014-1, Class A, 4.00%, 10/11/27	415	373,886
Series 2014-2, Class A, 3.75%, 03/03/28(d)	201	178,522
Series 2016-1, Class B, 3.65%, 07/07/27(d)	86	75,101
Series 2020-1, Class A, 5.88%, 10/15/27	395	380,451
Series 2020-1, Class B, 4.88%, 07/15/27	191	176,978
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(c)	400	367,856

		14,690,826

Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	435	422,881
4.88%, 05/15/26 (Call 02/15/26)(b)	405	371,721
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(b)	457	431,787
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	200	182,008
2.40%, 03/27/25 (Call 02/27/25)	623	588,922
2.75%, 03/27/27 (Call 01/27/27)	228	209,135
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	440	418,480
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	93	89,990
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	265	227,783
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	478	442,819
2.80%, 04/23/27 (Call 02/23/27)	5	4,433
William Carter Co. (The), 5.63%, 03/15/27 (Call 12/01/22)(b)	255	245,155

		3,635,114

Auto Manufacturers — 1.2%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 11/14/22)(b)	175	161,410
American Honda Finance Corp.
0.75%, 08/09/24	208	192,997
1.00%, 09/10/25	740	659,666
1.20%, 07/08/25	371	334,694
1.30%, 09/09/26	445	386,060
1.50%, 01/13/25	930	862,677
2.15%, 09/10/24	515	488,534
2.35%, 01/08/27	200	177,810
2.40%, 06/27/24	379	362,779
2.90%, 02/16/24	147	142,938
3.55%, 01/12/24	667	654,974

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	$500	$482,350
Baic Finance Investment Co. Ltd., 2.00%, 03/16/24(c)	200	190,004
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(b)	435	413,646
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	232	214,475
0.80%, 04/01/24(b)	580	546,029
1.25%, 08/12/26 (Call 07/12/26)(b)(d)	430	367,327
2.80%, 04/11/26 (Call 01/11/26)(b)	65	59,615
3.15%, 04/18/24 (Call 03/18/24)(b)(d)	590	574,064
3.30%, 04/06/27 (Call 01/06/27)(b)	100	91,302
3.45%, 04/01/27 (Call 03/01/27)(b)	700	646,128
3.90%, 04/09/25 (Call 03/09/25)(b)	864	835,030
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	245	218,170
Daimler Finance North America LLC
0.75%, 03/01/24(b)	225	211,932
1.45%, 03/02/26(b)	260	227,869
2.13%, 03/10/25(b)	675	624,240
2.70%, 06/14/24(b)	304	291,545
3.30%, 05/19/25(b)	310	293,427
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	300	275,847
2.00%, 12/14/26(b)	500	426,130
3.50%, 04/07/25(b)	500	472,855
3.65%, 04/07/27(b)	425	382,555
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(d)	700	651,595
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	525	475,267
2.70%, 08/10/26 (Call 07/10/26)	615	532,682
3.37%, 11/17/23(d)	495	479,615
3.38%, 11/13/25 (Call 10/13/25)	1,030	935,961
3.66%, 09/08/24	315	298,755
3.81%, 01/09/24 (Call 11/09/23)	500	483,470
4.06%, 11/01/24 (Call 10/01/24)	730	698,946
4.13%, 08/04/25	600	557,700
4.13%, 08/17/27 (Call 06/17/27)	400	355,076
4.27%, 01/09/27 (Call 11/09/26)	480	433,810
4.39%, 01/08/26	625	578,675
4.54%, 08/01/26 (Call 06/01/26)	380	350,660
4.69%, 06/09/25 (Call 04/09/25)	300	284,244
4.95%, 05/28/27 (Call 04/28/27)	500	458,070
5.13%, 06/16/25 (Call 05/16/25)	895	863,720
5.58%, 03/18/24 (Call 02/18/24)	690	681,623
Geely Automobile Holdings Ltd., 4.00%, (Call 12/09/24)(a)(c)(e)	200	172,312
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(c)	200	182,284
General Motors Co.
6.13%, 10/01/25 (Call 09/01/25)	691	688,298
6.80%, 10/01/27 (Call 08/01/27)	500	506,820
General Motors Financial Co. Inc.
1.05%, 03/08/24	390	365,828
1.20%, 10/15/24	640	584,723
1.25%, 01/08/26 (Call 12/08/25)	689	589,102
1.50%, 06/10/26 (Call 05/10/26)	980	825,493
2.35%, 02/26/27 (Call 01/26/27)	710	602,300
2.70%, 08/20/27 (Call 06/20/27)	25	21,088
2.75%, 06/20/25 (Call 05/20/25)	925	851,028
2.90%, 02/26/25 (Call 01/26/25)	786	733,495
3.50%, 11/07/24 (Call 09/07/24)	587	559,892
3.95%, 04/13/24 (Call 02/13/24)	613	596,333

Security	Par (000)	Value

Auto Manufacturers (continued)
4.00%, 01/15/25 (Call 10/15/24)	$605	$581,841
4.00%, 10/06/26 (Call 07/06/26)	351	322,113
4.30%, 07/13/25 (Call 04/13/25)	185	176,237
4.35%, 04/09/25 (Call 02/09/25)	321	307,980
4.35%, 01/17/27 (Call 10/17/26)	80	73,747
5.00%, 04/09/27 (Call 03/09/27)	784	741,421
5.10%, 01/17/24 (Call 12/17/23)	924	915,795
5.25%, 03/01/26 (Call 12/01/25)	405	392,376
6.05%, 10/10/25	1,000	992,270
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	100	85,333
3.35%, 06/08/25 (Call 05/08/25)(b)	752	698,931
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	350	328,541
2.53%, 03/10/27 (Call 02/10/27)	560	500,959
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(c)	200	166,786
Hyundai Capital America
0.80%, 01/08/24(b)	552	519,967
0.88%, 06/14/24(b)	610	560,230
1.00%, 09/17/24(b)	365	330,730
1.30%, 01/08/26 (Call 12/08/25)(b)	575	489,348
1.50%, 06/15/26 (Call 05/15/26)(b)	580	483,790
1.65%, 09/17/26 (Call 08/17/26)(b)	545	452,236
1.80%, 10/15/25 (Call 09/15/25)(b)	515	453,365
2.65%, 02/10/25 (Call 01/10/25)(b)	450	416,484
2.75%, 09/27/26(c)	200	172,756
3.40%, 06/20/24(c)	425	407,507
3.50%, 11/02/26 (Call 09/02/26)(b)	245	217,572
4.30%, 02/01/24(c)	225	220,275
5.88%, 04/07/25 (Call 03/07/25)(b)	359	356,401
Hyundai Capital Services Inc.
1.25%, 02/08/26(c)	200	172,658
2.13%, 04/24/25(c)	200	181,642
2.50%, 01/24/27(c)	200	173,476
Hyundai Motor Manufacturing Indonesia PT, 1.75%, 05/06/26(c)	200	169,186
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	200	141,580
7.75%, 10/15/25 (Call 12/01/22)(b)	310	286,087
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 12/01/22)(b)	250	238,290
Kia Corp.
1.00%, 04/16/24(c)	200	187,100
1.75%, 10/16/26(c)	200	169,786
2.38%, 02/14/25(c)	200	184,640
2.75%, 02/14/27(c)	200	173,060
Mercedes-Benz Finance North America LLC
3.50%, 08/03/25(b)	135	127,672
3.65%, 02/22/24(b)	310	303,964
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	355	317,022
1.85%, 09/16/26 (Call 08/16/26)(b)	600	470,904
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	245	225,498
2.00%, 03/09/26 (Call 02/09/26)(b)	165	134,579
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	825	732,542
4.35%, 09/17/27 (Call 07/17/27)(b)	1,000	843,170

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
0.35%, 02/02/24	$9	$8,515
0.50%, 08/09/24	290	268,085
0.90%, 11/08/24	175	161,458
1.10%, 05/11/26	215	188,884
1.80%, 02/06/25	206	192,214
2.00%, 02/04/27	375	332,351
2.15%, 08/15/24	300	284,877
2.85%, 04/07/25	25	23,799
3.15%, 06/13/24	495	481,600
3.55%, 08/11/25	195	188,672
4.95%, 10/03/25	340	339,915
Stellantis Finance U.S. Inc., 1.71%, 01/29/27 (Call 12/29/26)(b)	480	397,138
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	955	899,390
1.34%, 03/25/26 (Call 02/25/26)	1,037	916,034
2.36%, 07/02/24	336	322,261
Toyota Motor Credit Corp.
0.50%, 06/18/24	575	534,882
0.63%, 09/13/24	675	623,180
0.80%, 01/09/26	15	13,103
1.13%, 06/18/26	780	677,329
1.45%, 01/13/25	970	899,180
1.80%, 02/13/25	403	375,834
1.90%, 01/13/27	735	644,154
2.00%, 10/07/24	435	411,018
2.90%, 04/17/24	238	231,008
3.00%, 04/01/25	315	300,368
3.05%, 03/22/27	595	544,693
3.20%, 01/11/27	25	23,123
3.35%, 01/08/24	181	177,930
3.40%, 04/14/25	38	36,577
3.65%, 08/18/25	805	775,086
3.95%, 06/30/25	380	370,337
4.40%, 09/20/24	900	891,207
4.55%, 09/20/27	840	817,110
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	680	594,742
2.85%, 09/26/24(b)	220	209,128
3.35%, 05/13/25(b)	695	655,142
3.95%, 06/06/25(b)(d)	500	478,565
4.35%, 06/08/27 (Call 05/08/27)(b)	600	556,506

		61,111,186

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 12/01/22)(b)(d)	360	321,631
American Axle & Manufacturing Inc.
6.25%, 03/15/26 (Call 11/14/22)(d)	90	85,500
6.50%, 04/01/27 (Call 12/01/22)	225	207,675
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	255	222,648
3.38%, 03/15/25 (Call 12/15/24)	199	190,111
5.00%, 10/01/25(b)	170	165,556
Clarios Global LP, 6.75%, 05/15/25 (Call 12/01/22)(b)	202	202,248
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 12/01/22)(b)(d)	405	395,013
8.50%, 05/15/27 (Call 12/01/22)(b)(d)	865	850,632
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/16/22)(b)	185	69,577

Security	Par (000)	Value

Auto Parts & Equipment (continued)
13.00%, 06/01/24 (Call 12/01/22)(b)(d)	$125	$128,325
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 12/01/22)(b)	200	195,428
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(d)	305	277,568
5.00%, 05/31/26 (Call 12/01/22)	425	408,170
9.50%, 05/31/25 (Call 11/16/22)	385	401,513
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 11/11/22), (5.50% PIK)(b)(f)	270	230,051
6.00%, 05/15/27 (Call 11/11/22), (6.75% PIK)(b)(f)	200	171,842
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	201	196,132
4.15%, 10/01/25 (Call 07/01/25)	115	111,755
Tenneco Inc.
5.00%, 07/15/26 (Call 11/07/22)	247	246,039
5.38%, 12/15/24 (Call 11/07/22)(d)	135	133,466
ZF North America Capital Inc., 4.75%, 04/29/25(b)	470	441,123

		5,652,003

Banks — 10.9%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	650	543,667
4.75%, 07/28/25(b)	555	525,502
4.80%, 04/18/26(b)	330	308,623
ABQ Finance Ltd.
1.88%, 09/08/25(c)	400	356,232
3.13%, 09/24/24(c)	400	380,404
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(c)	200	183,544
4.50%, 09/14/27(c)	200	190,468
Access Bank PLC, 6.13%, 09/21/26(c)	200	145,128
Agricultural Bank of China Ltd., 0.75%, 03/02/24(c)	200	189,468
Agricultural Bank of China Ltd./Hong Kong
0.70%, 06/17/24(c)	200	186,962
1.25%, 06/17/26(c)	400	353,760
2.25%, 03/01/27(c)	200	180,094
Agricultural Bank of China Ltd./New York
0.85%, 01/19/24(c)	200	190,718
1.25%, 01/19/26(c)	800	717,720
1.50%, 01/18/25(c)	200	185,796
Ahli United Sukuk Ltd., 3.88%, (Call 06/17/26)(a)(c)(e)	200	182,362
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)	550	524,227
7.58%, 10/14/26	500	497,135
Akbank TAS
5.13%, 03/31/25(c)	200	178,876
6.80%, 02/06/26(c)	200	180,962
6.80%, 06/22/31 (Call 06/22/26)(a)(c)	200	164,708
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27)(a)(b)	285	271,274
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	275	237,053
2.17%, 02/18/25(b)	380	353,145
3.40%, 03/19/24(b)	685	667,642
Aozora Bank Ltd., 1.05%, 09/09/24(c)	200	183,328
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(c)	400	371,848
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	171,960
3.13%, 05/23/24(b)	425	410,427
5.28%, 06/17/32 (Call 06/17/27)(a)(b)	380	350,558
AUB Sukuk Ltd., 2.62%, 09/09/26(c)	200	177,160

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	$1,145	$1,020,699
4.40%, 05/19/26(b)	200	187,046
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	1,105	965,129
5.86%, 09/14/26 (Call 09/14/25)(a)	400	386,480
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(c)	400	377,112
4.38%, 03/18/27(c)(d)	200	186,344
Banco de Bogota SA, 6.25%, 05/12/26(c)	400	366,804
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(c)(d)	400	371,820
Banco de Credito del Peru S.A.
3.13%, 07/01/30 (Call 07/01/25)(a)(c)	500	438,605
3.25%, 09/30/31 (Call 09/30/26)(a)(c)	200	168,084
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(c)	200	178,684
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(c)	400	372,276
Banco do Brasil SA/Cayman
3.25%, 09/30/26(c)	200	178,100
4.63%, 01/15/25(c)	600	582,126
4.75%, 03/20/24(c)	400	393,888
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(c)	200	182,074
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(c)	650	628,108
4.38%, 04/11/27 (Call 01/11/27)(c)	150	136,416
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(c)	200	179,444
Banco Nacional de Comercio Exterior SNC/Cayman Islands
2.72%, 08/11/31 (Call 08/11/26)(a)(c)	400	338,460
4.38%, 10/14/25(c)	400	380,640
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(c)(d)	350	328,594
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(c)	700	675,913
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)	800	652,808
1.85%, 03/25/26	900	768,240
2.71%, 06/27/24	990	940,391
2.75%, 05/28/25	925	839,863
3.50%, 03/24/25	800	759,680
3.89%, 05/24/24	800	775,336
4.18%, 03/24/28 (Call 03/24/27)(a)	825	726,602
5.15%, 08/18/25	300	288,567
5.18%, 11/19/25	287	272,773
5.29%, 08/18/27	925	854,006
Banco Votorantim SA, 4.38%, 07/29/25(c)	200	189,086
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	325	291,327
Bangkok Bank PCL/Hong Kong
4.05%, 03/19/24(c)	400	393,620
4.30%, 06/15/27 (Call 05/15/27)(c)	200	188,116
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(c)	200	173,472
3.75%, 04/11/24(c)	247	239,027
4.75%, 05/13/25(c)	200	192,226
Bank Muscat SAOG, 4.75%, 03/17/26(c)	200	189,044

Security	Par (000)	Value

Banks (continued)
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(c)	$400	$329,624
4.30%, (Call 03/24/27)(a)(c)(e)	200	143,546
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	1,117	1,034,577
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	390	354,385
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)	2,320	2,012,809
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	2,359	2,083,658
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(a)	1,690	1,540,756
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(a)	3,500	2,991,765
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	643	609,178
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	2,565	2,347,078
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	1,280	1,193,638
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)	1,045	903,800
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	395	373,935
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	1,039	979,060
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(a)	1,500	1,408,635
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	1,432	1,380,548
3.50%, 04/19/26	655	612,307
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	100	92,029
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	500	448,205
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	200	180,992
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	240	219,422
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(a)	1,410	1,364,189
3.88%, 08/01/25	390	376,861
4.00%, 04/01/24	1,046	1,031,199
4.00%, 01/22/25	252	243,016
4.13%, 01/22/24	991	979,534
4.20%, 08/26/24	1,295	1,266,523
4.25%, 10/22/26	200	189,192
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(a)	1,255	1,167,250
4.45%, 03/03/26	669	641,310
4.83%, 07/22/26 (Call 07/22/25)(a)	1,145	1,113,169
4.95%, 07/22/28 (Call 07/22/27)(a)	1,090	1,039,773
Series L, 3.95%, 04/21/25	460	440,510
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(a)	2,240	1,934,419
Bank of China Ltd.
3.50%, 04/20/27(c)	200	189,348
5.00%, 11/13/24(c)	1,800	1,778,796
Bank of China Ltd./Hong Kong
0.75%, 02/04/24(c)	400	378,976
1.25%, 06/24/25(c)	600	545,784
2.38%, 01/16/25(c)	600	567,690
3.13%, 04/17/24(c)	200	195,110
Bank of China Ltd./London, 1.00%, 11/02/24(c)	200	185,218
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(c)	400	357,532
Bank of China/Johannesburg, 1.88%, 02/16/25(c)	200	186,850
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(c)(e)	1,500	1,387,170

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Communications Co. Ltd./Hong Kong, 1.20%, 09/10/25(c)	$400	$359,936
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26)(a)(c)	400	349,424
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(c)	500	456,115
Bank of Ireland Group PLC, 6.25%, 09/16/26 (Call 09/16/25)(a)(b)	655	632,985
Bank of Montreal
0.63%, 07/09/24	565	522,246
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	160	138,042
1.25%, 09/15/26	815	693,345
1.50%, 01/10/25	665	610,596
1.85%, 05/01/25	339	311,283
2.15%, 03/08/24	850	814,368
2.50%, 06/28/24	692	660,846
2.65%, 03/08/27	780	691,197
3.70%, 06/07/25	1,635	1,566,232
Series E, 3.30%, 02/05/24	906	883,975
Series H, 4.70%, 09/14/27 (Call 08/14/27)	100	95,792
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	711	664,998
0.75%, 01/28/26 (Call 12/28/25)	150	131,120
1.05%, 10/15/26 (Call 09/15/26)	930	790,909
1.60%, 04/24/25 (Call 03/24/25)	936	857,105
2.05%, 01/26/27 (Call 12/26/26)	1,080	949,039
2.10%, 10/24/24	794	749,314
2.80%, 05/04/26 (Call 02/04/26)	105	97,228
3.25%, 09/11/24 (Call 08/11/24)	507	491,379
3.35%, 04/25/25 (Call 03/25/25)	532	511,582
3.40%, 05/15/24 (Call 04/15/24)	202	196,940
3.43%, 06/13/25 (Call 06/13/24)(a)	428	414,809
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	205	187,591
3.95%, 11/18/25 (Call 10/18/25)	20	19,340
3.99%, 06/13/28 (Call 06/13/27)(a)	190	176,976
4.41%, 07/24/26 (Call 07/24/25)(a)	110	106,792
5.80%, 10/25/28	400	402,796
Series G, 3.00%, 02/24/25 (Call 01/24/25)	271	258,648
Series J, 0.85%, 10/25/24 (Call 09/25/24)	870	800,304
Bank of New Zealand
2.29%, 01/27/27(b)	445	389,909
3.50%, 02/20/24(b)	310	303,143
Bank of Nova Scotia (The)
0.65%, 07/31/24	975	897,312
0.70%, 04/15/24	855	798,339
1.05%, 03/02/26	875	758,485
1.30%, 06/11/25	246	220,940
1.30%, 09/15/26	495	422,002
1.35%, 06/24/26	750	648,533
1.45%, 01/10/25	935	856,666
1.95%, 02/02/27	600	518,376
2.20%, 02/03/25	534	497,117
2.44%, 03/11/24	800	770,112
2.95%, 03/11/27	580	519,506
3.40%, 02/11/24	961	938,983
3.45%, 04/11/25	628	597,680
4.50%, 12/16/25	115	110,231
Bank of the Philippine Islands, 2.50%, 09/10/24(c)	200	188,298

Security	Par (000)	Value

Banks (continued)
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(a)	$165	$139,965
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(c)	200	194,014
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	205	197,690
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	395	355,413
1.60%, 10/04/26(b)	560	473,682
2.38%, 11/21/24(b)	415	388,618
4.52%, 07/13/25(b)	485	469,912
4.75%, 07/13/27(b)	500	472,260
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	125	117,124
2.28%, 11/24/27 (Call 11/24/26)(a)	972	804,145
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)	917	826,281
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	1,100	1,046,914
4.38%, 09/11/24	400	380,160
4.38%, 01/12/26	1,200	1,114,416
5.20%, 05/12/26	945	870,751
5.30%, 08/09/26 (Call 08/09/25)(a)	685	651,791
5.50%, 08/09/28 (Call 08/09/27)(a)	900	831,096
7.33%, 11/02/26	1,000	998,340
7.39%, 11/02/28	1,000	995,060
BBK BSC, 5.50%, 07/09/24(c)	200	194,180
BBVA Bancomer SA/Texas
4.38%, 04/10/24(c)	200	196,236
6.75%, 09/30/22(c)	400	357,516
BDO Unibank Inc., 2.13%, 01/13/26(c)	400	355,616
BNG Bank NV
1.50%, 10/16/24(b)(d)	925	870,860
2.38%, 03/16/26(b)	22	20,454
2.63%, 02/27/24(b)	930	905,606
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	1,575	1,327,126
1.68%, 06/30/27 (Call 06/30/26)(a)(b)	1,010	846,602
1.90%, 09/30/28 (Call 09/30/27), (SOFR + 1.609%)(a)(b)	200	157,818
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	1,395	1,247,493
2.59%, 01/20/28 (Call 01/20/27)(a)(b)	950	801,648
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	1,420	1,318,442
3.38%, 01/09/25(b)	815	770,664
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	650	638,807
BOS Funding Ltd., 4.00%, 09/18/24(c)	200	190,066
Boubyan Sukuk Ltd.
2.59%, 02/18/25(c)	400	377,648
3.39%, 03/29/27(c)	200	187,118
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26)(a)(c)(e)	200	182,156
BPCE SA
1.63%, 01/14/25(b)	705	644,899
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	840	721,627
2.05%, 10/19/27 (Call 10/19/26)(a)(b)	1,050	873,064
2.38%, 01/14/25(b)	845	775,296
4.00%, 04/15/24	865	841,965
4.50%, 03/15/25(b)	605	568,567
4.63%, 07/11/24(b)	565	541,801
4.88%, 04/01/26(b)	280	260,529
5.15%, 07/21/24(b)	405	390,339
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26)(a)(c)	200	150,000
5.75%, (Call 07/09/24)(a)(c)(e)	200	169,192

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	$115	$108,889
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	560	531,356
0.95%, 10/23/25	60	52,609
1.00%, 10/18/24	820	752,842
1.25%, 06/22/26	844	722,025
2.25%, 01/28/25	448	417,706
3.10%, 04/02/24	653	632,979
3.95%, 08/04/25	1,000	960,270
CBQ Finance Ltd.
2.00%, 09/15/25(c)	400	358,668
2.00%, 05/12/26(c)	200	175,360
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(c)	250	245,343
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(c)	1,200	1,108,812
2.85%, 01/21/32 (Call 01/21/27)(a)(c)	600	544,458
4.25%, 02/27/29 (Call 02/27/24)(a)(c)	1,310	1,287,691
China Construction Bank Corp./Hong Kong
0.86%, 04/22/24(c)	200	188,714
1.25%, 08/04/25(c)	600	543,762
1.46%, 04/22/26(c)	600	537,786
China Development Bank
3.00%, 06/01/26(c)	600	568,896
3.38%, 01/24/27(c)	200	190,724
China Everbright Bank Co. Ltd., 0.84%, 06/15/24(c)	200	187,252
China Everbright Bank Co. Ltd./Hong Kong, 0.93%, 03/11/24(c)	200	189,244
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(c)	200	185,334
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(c)	600	536,136
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(c)	200	174,926
CIMB Bank Bhd
2.13%, 07/20/27(c)	200	171,702
4.69%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(c)	400	399,876
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	835	822,358
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	885	816,386
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(a)	1,749	1,487,577
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(a)	802	726,893
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)	1,605	1,363,496
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(a)	1,570	1,434,760
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(a)	1,265	1,116,805
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	2,012	1,877,779
3.20%, 10/21/26 (Call 07/21/26)	1,530	1,394,641
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(a)	1,000	937,300
3.30%, 04/27/25	120	113,906
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	1,666	1,599,793
3.40%, 05/01/26	205	190,336
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	600	531,168
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	1,000	896,510
3.70%, 01/12/26	915	860,256
3.75%, 06/16/24	586	573,266
3.88%, 03/26/25	310	296,624

Security	Par (000)	Value

Banks (continued)
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	$840	$769,255
4.00%, 08/05/24	431	420,247
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(a)	627	609,055
4.40%, 06/10/25	1,463	1,416,945
4.60%, 03/09/26	290	278,359
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)	685	645,386
5.50%, 09/13/25	1,081	1,071,693
5.61%, 09/29/26 (Call 09/29/25)(a)	1,520	1,499,495
Citizens Bank NA/Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	170	156,436
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)	567	513,946
4.30%, 12/03/25 (Call 11/03/25)	300	284,817
Comerica Bank, 2.50%, 07/23/24	370	352,270
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(c)(e)	200	187,112
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(c)(e)	400	356,068
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	985	851,651
2.30%, 03/14/25(b)(d)	965	903,993
2.55%, 03/14/27(b)	965	867,496
2.63%, 09/06/26(b)	45	40,895
2.85%, 05/18/26(b)	300	277,494
4.50%, 12/09/25(b)	200	192,842
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	600	517,950
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	1,085	917,150
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	1,000	879,030
1.98%, 12/15/27 (Call 12/15/26)(a)(b)	650	545,838
2.63%, 07/22/24(b)(d)	745	709,173
4.00%, 04/10/29 (Call 04/10/24)(a)(c)	200	187,948
4.38%, 08/04/25	410	387,897
4.66%, 08/22/28 (Call 08/22/27)(a)(b)	1,000	925,670
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	945	867,841
3.38%, 05/21/25	295	281,787
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(c)	200	189,624
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(c)	200	183,622
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 12/28/22)	100	92,570
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)	1,025	863,060
2.02%, 01/11/27(b)(d)	730	628,837
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	1,190	1,054,388
2.38%, 01/22/25(b)	250	232,358
3.25%, 10/04/24(b)	1,355	1,287,724
Credit Suisse AG/New York NY
0.50%, 02/02/24	420	383,498
1.25%, 08/07/26	937	748,110
2.95%, 04/09/25	720	644,321
3.70%, 02/21/25	540	494,078
4.75%, 08/09/24	750	712,073
5.00%, 07/09/27	750	674,610
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(b)	1,045	827,400
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	820	691,875
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	950	845,500

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 03/26/25	$730	$654,562
4.55%, 04/17/26	1,145	1,002,917
6.37%, 07/15/26 (Call 07/15/25)(a)(b)	750	699,548
6.44%, 08/11/28 (Call 08/11/27)(a)(b)	500	455,640
Dah Sing Bank Ltd., 3.00%, 11/02/31 (Call 11/02/26)(a)(c)	250	217,750
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	677	618,338
1.55%, 09/10/27 (Call 09/10/26)(a)(b)	600	494,148
1.62%, 09/11/26 (Call 09/11/25)(a)(b)	200	170,770
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	520	480,137
3.77%, 03/28/25 (Call 03/28/24)(a)(b)	525	499,590
4.30%, 04/01/28 (Call 04/01/27)(a)(b)	800	705,816
5.38%, 01/12/24(b)	535	527,328
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26)(a)(c)	400	345,036
3.30%, (Call 02/27/25)(a)(c)(e)	400	350,080
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(d)	365	360,678
Deutsche Bank AG
4.10%, 01/13/26	75	70,683
4.50%, 04/01/25	700	650,629
6.12%, 07/14/26 (Call 07/14/25)(a)	520	497,099
Deutsche Bank AG/London, 3.70%, 05/30/24	549	530,548
Deutsche Bank AG/New York NY
0.90%, 05/28/24	577	529,617
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(a)	432	393,396
1.69%, 03/19/26	485	417,391
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	995	837,412
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	925	737,382
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	875	700,061
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	830	764,571
4.10%, 01/13/26	417	388,231
Development Bank of Kazakhstan JSC, 5.75%, 05/12/25(c)	200	198,000
Dexia Credit Local SA, 1.63%, 10/16/24(b)	1,705	1,604,797
DIB Sukuk Ltd.
1.96%, 06/22/26(c)	400	351,740
2.74%, 02/16/27(c)	400	359,184
2.95%, 02/20/25(c)	300	283,149
2.95%, 01/16/26(c)	600	554,400
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(c)(e)	600	593,508
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(c)(e)	200	187,164
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(a)(c)(e)	200	179,874
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	735	690,202
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26)(a)(b)	720	612,173
2.97%, 03/28/25 (Call 03/28/24)(a)(b)	975	932,763
5.90%, 10/09/26	1,000	985,420
Doha Finance Ltd., 2.38%, 03/31/26(c)	200	175,616
Ecobank Transnational Inc., 9.50%, 04/18/24(c)	200	188,500
EI Sukuk Co. Ltd.
1.83%, 09/23/25(c)	200	181,170
2.08%, 11/02/26(c)	200	176,064
Emirates Development Bank PJSC
1.64%, 06/15/26(c)	200	176,868
3.52%, 03/06/24(c)	400	390,120
Emirates NBD Bank PJSC
1.64%, 01/13/26(c)	400	353,172
2.63%, 02/18/25(c)	200	187,196
4.25%, (Call 02/27/27)(a)(c)(e)	200	171,168
6.13%, (Call 03/20/25)(a)(c)(e)	400	378,776

Security	Par (000)	Value

Banks (continued)
6.13%, (Call 04/09/26)(a)(c)(e)	$400	$376,972
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(c)	400	352,524
3.88%, 01/22/24(c)	600	588,270
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	460	426,314
2.05%, 02/10/25(b)	445	409,080
4.40%, 08/23/25(b)	600	576,108
4.55%, 08/23/27(b)	600	560,994
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)	885	753,002
2.38%, 01/28/25 (Call 12/28/24)	407	379,035
3.65%, 01/25/24 (Call 12/25/23)	540	528,892
4.06%, 04/25/28 (Call 04/25/27)(a)	800	733,400
4.30%, 01/16/24 (Call 12/16/23)	184	181,312
6.36%, 10/27/28	1,000	1,005,980
Fifth Third Bank NA, 5.85%, 10/27/25	1,000	1,001,000
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(c)(e)	600	548,514
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	412	394,494
First-Citizens Bank & Trust Co., 2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)	300	281,028
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(b)	230	171,502
7.63%, 05/01/26 (Call 05/01/23)(b)	255	201,335
8.13%, 11/15/24 (Call 12/01/22)(b)	180	158,623
8.25%, 04/15/25 (Call 12/01/22)(b)	238	204,885
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	320	283,654
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)	1,130	972,410
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	1,139	974,688
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)	1,474	1,237,909
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(a)	1,140	1,077,061
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	1,945	1,652,803
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(a)	1,138	984,029
3.00%, 03/15/24	591	571,491
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	902	854,988
3.50%, 01/23/25 (Call 10/23/24)	1,212	1,160,078
3.50%, 04/01/25 (Call 03/01/25)	1,638	1,551,628
3.50%, 11/16/26 (Call 11/16/25)	1,064	977,795
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(a)	1,750	1,577,187
3.63%, 02/20/24 (Call 01/20/24)	837	818,360
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	1,300	1,168,310
3.75%, 05/22/25 (Call 02/22/25)	961	915,410
3.75%, 02/25/26 (Call 11/25/25)	890	836,244
3.85%, 07/08/24 (Call 04/08/24)	908	887,488
3.85%, 01/26/27 (Call 01/26/26)	774	718,272
4.00%, 03/03/24	1,751	1,719,132
4.10%, 05/31/24(g)	36	35,180
4.25%, 10/21/25	1,045	1,000,264
4.39%, 06/15/27 (Call 06/15/26)(a)	520	488,779
4.48%, 08/23/28 (Call 08/23/27)(a)	1,210	1,124,526
5.70%, 11/01/24	430	429,948
5.95%, 01/15/27	63	63,580
Gulf International Bank BSC, 2.38%, 09/23/25(c)	200	180,368
Hana Bank
1.25%, 12/16/26(c)	200	168,530
3.25%, 03/30/27(c)	200	179,770
3.50%, 01/30/24(c)	200	196,138

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 10/14/24(c)	$200	$193,820
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	895	813,886
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)	795	745,988
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	1,201	987,330
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	1,465	1,280,088
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	1,110	976,178
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	1,250	1,028,487
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	1,245	1,137,855
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(a)	1,485	1,348,825
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	1,260	1,203,111
3.90%, 05/25/26	370	337,914
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	1,000	876,180
4.18%, 12/09/25 (Call 12/09/24)(a)	430	406,023
4.25%, 03/14/24	1,070	1,035,193
4.25%, 08/18/25	795	740,479
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	345	318,245
4.30%, 03/08/26	1,545	1,454,695
4.38%, 11/23/26	510	464,202
4.76%, 06/09/28 (Call 06/09/27)(a)	1,000	900,520
5.21%, 08/11/28 (Call 08/11/27)(a)	1,100	1,008,700
7.34%, 11/03/26 (Call 11/03/25)	1,500	1,500,000
7.39%, 11/03/28 (Call 11/03/27)	705	705,000
HSBC USA Inc.
3.50%, 06/23/24	470	452,972
3.75%, 05/24/24	600	582,768
Huntington Bancshares Inc., 4.44%, 08/04/28 (Call 08/04/27)(a)	160	148,840
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,012	966,703
4.00%, 05/15/25 (Call 04/15/25)	376	362,265
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24)(a)	285	277,724
4.55%, 05/17/28 (Call 05/17/27)(a)	280	267,193
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(c)	200	188,134
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26)(a)(c)(e)	3,000	2,674,290
4.88%, 09/21/25(c)	600	589,620
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 4.85%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(c)	600	599,478
Industrial & Commercial Bank of China Ltd./Hong Kong
1.20%, 07/20/25(c)	800	724,096
4.26%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(c)	800	800,296
Industrial & Commercial Bank of China Ltd./Singapore
1.20%, 09/09/25(c)	600	540,456
5.19%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(c)	400	400,628
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(c)	600	569,070
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(c)	700	656,551
1.13%, 11/06/23(c)	200	192,176
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	475	416,100
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	625	531,750
3.55%, 04/09/24	545	529,162
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(a)	975	915,915
3.95%, 03/29/27	460	418,066

Security	Par (000)	Value

Banks (continued)
4.02%, 03/28/28 (Call 03/28/27), (SOFR + 1.830%)(a)	$505	$453,929
4.63%, 01/06/26(b)	500	475,940
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(c)	330	310,200
Intesa Sanpaolo SpA
5.02%, 06/26/24(b)	880	840,180
5.71%, 01/15/26(b)	650	591,260
Series XR, 3.25%, 09/23/24(b)	425	396,695
Itau Unibanco Holding SA/Cayman Island, 3.25%, 01/24/25(c)(d)	200	191,000
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(a)	610	567,794
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	1,045	951,650
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(a)	930	856,688
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)	1,130	1,039,193
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)	475	404,083
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	1,330	1,145,848
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	1,644	1,381,733
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(a)	1,525	1,391,517
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	1,988	1,708,030
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(a)	1,600	1,459,184
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	2,054	1,870,352
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(a)	335	283,464
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(a)	1,405	1,310,120
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(a)	1,000	926,680
2.95%, 10/01/26 (Call 07/01/26)	910	831,431
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(a)	965	849,673
3.13%, 01/23/25 (Call 10/23/24)	719	687,975
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	945	912,681
3.30%, 04/01/26 (Call 01/01/26)	226	211,066
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	242	217,669
3.63%, 05/13/24	865	847,812
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	645	587,782
3.85%, 06/14/25 (Call 06/14/24)(a)	1,620	1,575,223
3.88%, 02/01/24	220	217,272
3.88%, 09/10/24	1,832	1,784,698
3.90%, 07/15/25 (Call 04/15/25)	198	191,343
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	1,178	1,103,939
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	1,009	990,848
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(a)	1,765	1,692,088
4.13%, 12/15/26	300	284,379
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(a)	1,631	1,518,249
4.85%, 07/25/28 (Call 07/25/27)(a)	1,815	1,725,738
7.63%, 10/15/26	505	544,198
7.75%, 07/15/25	25	26,638
8.00%, 04/29/27	150	164,603
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(c)	400	337,100
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	237,698
4.15%, 08/08/25	650	628,264
KeyCorp
2.25%, 04/06/27	130	111,701
3.88%, 05/23/25 (Call 05/23/24)(a)	170	165,019
4.15%, 10/29/25	145	139,919

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Kookmin Bank
1.38%, 05/06/26(c)	$400	$349,444
1.75%, 05/04/25(c)	400	365,196
2.13%, 02/15/25(c)	200	185,776
4.35%, (Call 07/02/24)(a)(c)(e)	200	182,274
Korea Development Bank (The)
0.40%, 03/09/24	200	188,054
0.80%, 07/19/26	200	172,054
1.00%, 09/09/26	600	517,074
2.13%, 10/01/24	200	189,592
3.00%, 01/13/26	800	753,536
3.25%, 02/19/24	250	244,583
3.38%, 09/16/25	600	570,660
3.75%, 01/22/24	200	197,136
Kreditanstalt fuer Wiederaufbau
0.25%, 03/08/24	1,540	1,452,343
0.38%, 07/18/25	4,310	3,855,424
0.50%, 09/20/24	1,315	1,218,610
0.63%, 01/22/26	5,164	4,566,525
1.00%, 10/01/26	132	115,668
1.25%, 01/31/25	2,120	1,972,512
1.38%, 08/05/24	2,067	1,955,279
2.00%, 05/02/25	1,931	1,816,221
2.50%, 11/20/24	2,859	2,742,381
2.63%, 02/28/24	2,820	2,747,808
3.00%, 05/20/27	5	4,721
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(c)	10	8,814
2.00%, 07/23/24(c)	1,440	1,376,611
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	162	143,313
1.75%, 07/27/26	25	22,636
1.75%, 01/14/27(c)	5	4,490
2.00%, 01/13/25	1,867	1,768,254
2.38%, 01/23/24(c)	1,084	1,054,526
2.38%, 06/10/25	645	610,267
Series 40, 0.50%, 05/27/25	1,335	1,204,504
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)	850	712,547
2.44%, 02/05/26 (Call 02/05/25)(a)	875	795,078
3.51%, 03/18/26 (Call 03/18/25)(a)	950	880,032
3.75%, 03/18/28 (Call 03/18/27)(a)	930	821,050
3.87%, 07/09/25 (Call 07/09/24)(a)	340	323,962
3.90%, 03/12/24	495	482,100
4.45%, 05/08/25	365	349,984
4.50%, 11/04/24	300	289,026
4.65%, 03/24/26	1,185	1,092,712
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27)(a)	850	800,590
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	680	636,684
3.23%, 03/21/25(b)	485	463,015
3.90%, 01/15/26(b)	410	390,447
4.00%, 07/29/25(b)	310	298,431
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(a)(b)	537	487,150
1.34%, 01/12/27 (Call 01/12/26)(a)(b)	685	581,962
1.63%, 09/23/27 (Call 09/23/26)(a)(b)	465	385,350
1.94%, 04/14/28 (Call 04/14/27), (SOFR + 0.995%)(a)(b)	380	312,242
4.10%, 06/21/28 (Call 06/21/27)(a)(b)	65	58,921
5.11%, 08/09/26 (Call 08/09/25)(a)(b)	565	549,773

Security	Par (000)	Value

Banks (continued)
Malayan Banking Bhd, 3.72%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(c)	$600	$600,174
MAR Sukuk Ltd., 2.21%, 09/02/25(c)	600	548,334
Mashreqbank PSC, 4.25%, 02/26/24(c)	200	195,822
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(c)	400	354,736
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(a)	1,175	1,078,438
0.96%, 10/11/25 (Call 10/11/24)(a)	620	563,735
1.41%, 07/17/25	1,020	910,544
1.54%, 07/20/27 (Call 07/20/26)(a)	1,290	1,090,360
1.64%, 10/13/27 (Call 10/13/26)(a)	825	694,980
2.19%, 02/25/25	1,165	1,074,922
2.34%, 01/19/28 (Call 01/19/27)(a)	740	632,663
2.80%, 07/18/24	305	290,561
3.41%, 03/07/24	1,199	1,165,992
3.78%, 03/02/25	65	62,386
3.84%, 04/17/26 (Call 04/17/25)(a)	375	356,456
4.08%, 04/19/28 (Call 04/19/27)(a)	805	739,256
4.79%, 07/18/25 (Call 07/18/24)(a)	945	927,225
5.02%, 07/20/28 (Call 07/20/27)(a)	800	760,968
5.06%, 09/12/25 (Call 09/12/24)(a)	410	403,920
5.35%, 09/13/28 (Call 09/13/27)(a)	390	376,011
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(a)	400	336,228
1.55%, 07/09/27 (Call 07/09/26)(a)	675	571,543
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	620	560,740
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(a)	695	650,652
2.65%, 05/22/26 (Call 05/22/25)(a)	545	499,018
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	332	314,201
2.84%, 09/13/26	200	177,596
3.48%, 04/12/26(b)	1,000	919,210
3.66%, 02/28/27	200	181,164
5.41%, 09/13/28 (Call 09/13/27)(a)(d)	800	772,672
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(a)	315	294,090
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	1,627	1,490,055
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	2,405	2,060,363
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	1,225	1,109,323
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	1,270	1,076,998
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	1,540	1,318,964
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	1,836	1,675,332
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(a)	1,305	1,128,903
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(a)	935	866,277
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	977	922,014
3.13%, 07/27/26	1,492	1,361,480
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	1,000	896,730
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(a)	570	550,603
3.63%, 01/20/27	1,340	1,236,110
3.70%, 10/23/24	1,423	1,379,741
3.88%, 01/27/26	740	700,824
3.95%, 04/23/27	1,410	1,305,533
4.00%, 07/23/25	332	319,729
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(a)	885	819,156
4.35%, 09/08/26	495	471,740
4.68%, 07/17/26 (Call 07/17/25)(a)	845	820,191
5.00%, 11/24/25	960	944,592
6.25%, 08/09/26	225	229,154
Series F, 3.88%, 04/29/24	1,342	1,314,878

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	$377	$340,205
MUFG Bank Ltd., 3.25%, 09/08/24(b)	300	287,715
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(c)	250	233,728
National Australia Bank Ltd.
1.39%, 01/12/25(b)	965	893,088
1.89%, 01/12/27(b)	605	528,861
3.45%, 12/04/23(b)	250	245,958
National Australia Bank Ltd./New York, 2.50%, 07/12/26	215	195,349
National Bank of Canada, 0.75%, 08/06/24	400	367,572
National Securities Clearing Corp., 1.50%, 04/23/25 (Call 03/23/25)(b)	935	857,077
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	825	685,814
3.75%, 11/01/29 (Call 11/01/24)(a)	720	656,662
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	615	592,952
4.80%, 04/05/26	205	193,434
5.52%, 09/30/28 (Call 09/30/27)(a)	500	466,600
NatWest Markets PLC
0.80%, 08/12/24(b)	495	452,217
1.60%, 09/29/26(b)	1,240	1,041,674
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (SOFR + 1.050%)(a)(c)	400	340,528
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(c)(e)	400	352,600
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(c)(e)	200	166,634
NBK Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25)(a)(c)	200	174,670
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(c)(e)	600	535,656
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)(d)	1,380	1,298,000
2.38%, 03/24/26(b)	200	185,982
NongHyup Bank
0.88%, 07/28/24(c)	200	185,604
1.25%, 07/20/25(c)	400	356,012
4.25%, 07/06/27(c)	200	189,568
Nordea Bank Abp
0.63%, 05/24/24(b)	220	204,343
1.50%, 09/30/26(b)	380	319,268
3.60%, 06/06/25(b)	340	324,156
4.75%, 09/22/25(b)	1,000	980,080
5.38%, 09/22/27(b)	645	621,064
Norinchukin Bank (The)
1.28%, 09/22/26(b)	475	405,280
4.87%, 09/14/27(b)	600	582,522
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	265	236,391
3.95%, 10/30/25	147	142,103
4.00%, 05/10/27 (Call 04/10/27)	775	740,892
NRW Bank
0.38%, 02/10/25(c)	600	545,850
0.63%, 05/19/25(c)	83	75,104
0.75%, 10/25/24(c)	145	134,421
0.88%, 03/09/26(c)	395	349,283
1.88%, 07/31/24(c)	1,439	1,373,108
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	645	572,463
0.50%, 09/16/24	155	143,587
0.50%, 02/02/26	80	70,170

Security	Par (000)	Value

Banks (continued)
1.50%, 02/12/25(d)	$1,187	$1,108,622
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)	755	665,638
4.25%, 06/19/24(b)	515	506,178
4.60%, 06/15/32 (Call 06/15/27)(a)(c)	400	370,800
Philippine National Bank, 3.28%, 09/27/24(c)	400	375,192
PNC Bank NA
3.88%, 04/10/25 (Call 03/10/25)	230	221,274
2.50%, 08/27/24 (Call 07/27/24)	250	238,243
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	675	579,535
2.20%, 11/01/24 (Call 10/02/24)	755	711,844
2.60%, 07/23/26 (Call 05/23/26)	170	153,570
3.15%, 05/19/27 (Call 04/19/27)	35	31,555
3.50%, 01/23/24 (Call 12/23/23)	1,002	984,034
3.90%, 04/29/24 (Call 03/29/24)	924	904,236
QIB Sukuk Ltd.
1.95%, 10/27/25(c)	200	180,092
3.98%, 03/26/24(c)	600	588,468
4.21%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(c)	400	398,512
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(c)	280	276,133
QNB Finance Ltd.
1.38%, 01/26/26(c)	400	350,008
1.63%, 09/22/25(c)	400	357,736
2.63%, 05/12/25(c)	600	557,460
2.75%, 02/12/27(c)	200	179,082
3.50%, 03/28/24(c)	600	582,234
4.54%, 03/12/24(a)(c)	400	400,464
QNB Finansbank AS, 6.88%, 09/07/24(c)	200	200,174
Rakfunding Cayman Ltd., 4.13%, 04/09/24(c)	200	196,224
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	632	583,077
RHB Bank Bhd, 3.77%, 02/19/24(c)	200	195,934
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25)(a)(c)	800	749,616
Rizal Commercial Banking Corp., 3.00%, 09/11/24(c)	200	188,042
Royal Bank of Canada
0.43%, 01/19/24	233	219,845
0.65%, 07/29/24	640	590,752
0.75%, 10/07/24	690	631,502
0.88%, 01/20/26	560	484,232
1.15%, 06/10/25	434	389,710
1.15%, 07/14/26	530	452,678
1.20%, 04/27/26	968	835,510
1.40%, 11/02/26	665	566,381
1.60%, 01/21/25	220	202,829
2.05%, 01/21/27	535	467,103
2.25%, 11/01/24	839	789,155
2.55%, 07/16/24	775	739,397
3.38%, 04/14/25	207	197,697
3.63%, 05/04/27	750	690,855
3.97%, 07/26/24	750	732,878
4.24%, 08/03/27	425	399,441
4.65%, 01/27/26	662	639,221
5.66%, 10/25/24	1,000	1,002,700
6.00%, 11/01/27	1,000	1,006,270
Samba Funding Ltd., 2.75%, 10/02/24(c)	600	567,204
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)	221	182,584
3.24%, 10/05/26 (Call 08/05/26)	165	145,642
3.45%, 06/02/25 (Call 05/02/25)	626	585,698
3.50%, 06/07/24 (Call 05/07/24)	387	371,044

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.26%, 06/09/25 (Call 06/09/24)(a)	$390	$373,507
4.40%, 07/13/27 (Call 04/14/27)	550	497,426
4.50%, 07/17/25 (Call 04/17/25)	545	521,636
5.81%, 09/09/26 (Call 09/09/25)(a)	800	774,168
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(a)	225	206,489
1.53%, 08/21/26 (Call 08/21/25)(a)	460	391,851
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(a)	962	786,185
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(a)	650	534,196
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(a)	510	498,908
Santander UK PLC, 4.00%, 03/13/24	834	816,895
Shanghai Pudong Development Bank Co. Ltd., 1.00%, 01/19/24(c)	200	190,902
Shanghai Pudong Development Bank Co. Ltd./Hong Kong, 0.88%, 07/13/24(c)	400	374,144
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(c)(d)	200	171,244
3.88%, 03/24/26(c)(d)	200	185,220
6.02%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(c)	600	611,616
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(c)	200	176,416
2.88%, (Call 05/12/26)(a)(c)(e)	400	300,708
3.34%, 02/05/30 (Call 02/05/25)(a)(c)	200	184,852
Siam Commercial Bank PCL/Cayman Islands, 3.90%, 02/11/24(c)	200	196,692
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(c)	400	377,324
SIB Tier 1 Sukuk Co., 5.00%, (Call 07/02/25)(a)(c)(e)	200	194,118
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	125	113,906
Skandinaviska Enskilda Banken AB, 3.70%, 06/09/25(b)	485	462,894
SNB Sukuk Ltd., 2.34%, 01/19/27(c)	400	353,204
Societe Generale SA
1.38%, 07/08/25(b)	500	445,075
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	690	575,936
1.79%, 06/09/27 (Call 06/09/26)(a)(b)	895	733,658
2.23%, 01/21/26 (Call 01/21/25)(a)(b)	935	837,751
2.63%, 10/16/24(b)	660	615,542
2.63%, 01/22/25(b)	990	908,226
2.80%, 01/19/28 (Call 01/19/27)(a)(b)	550	455,620
3.88%, 03/28/24(b)	525	505,512
4.00%, 01/12/27(b)	300	269,418
4.25%, 04/14/25(b)	865	804,831
4.25%, 08/19/26(b)	200	179,244
4.68%, 06/15/27(b)	200	188,464
4.75%, 11/24/25(b)	125	115,583
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(a)(b)	200	185,886
1.21%, 03/23/25 (Call 03/23/24)(a)(b)	350	324,006
1.46%, 01/14/27 (Call 01/14/26)(a)(b)	720	596,822
1.82%, 11/23/25 (Call 11/23/24)(a)(b)	690	617,281
2.61%, 01/12/28 (Call 01/12/27)(a)(b)	930	765,827
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	1,115	1,009,900
3.52%, 02/12/30 (Call 02/12/25)(a)(c)	500	450,280
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	620	587,934
3.97%, 03/30/26 (Call 03/30/25)(a)(b)	770	708,154
4.05%, 04/12/26(b)	200	186,292
5.20%, 01/26/24(b)	200	196,238

Security	Par (000)	Value

Banks (continued)
State Bank of India/London
1.80%, 07/13/26(c)	$400	$346,832
4.38%, 01/24/24(c)	400	393,028
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	555	480,125
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(a)(d)	285	262,807
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)	735	637,642
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	610	573,077
2.65%, 05/19/26	125	115,781
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	155	145,671
3.30%, 12/16/24	386	371,930
3.55%, 08/18/25	474	455,704
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	92	90,496
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24(d)	260	252,252
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,120	964,835
1.40%, 09/17/26	1,530	1,295,053
1.47%, 07/08/25	915	816,985
2.17%, 01/14/27	355	306,489
2.35%, 01/15/25	455	423,755
2.45%, 09/27/24	325	306,046
2.63%, 07/14/26	1,665	1,493,222
2.70%, 07/16/24	452	430,363
3.36%, 07/12/27	1,000	897,940
3.45%, 01/11/27	215	195,504
3.78%, 03/09/26	525	494,450
4.44%, 04/02/24(b)	325	318,416
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	425	389,436
0.85%, 03/25/24(b)	200	187,256
1.05%, 09/12/25(b)	305	268,949
1.35%, 09/16/26(b)	485	414,602
1.55%, 03/25/26(b)	200	175,482
2.55%, 03/10/25(b)	300	280,011
2.80%, 03/10/27(b)	485	434,613
4.80%, 09/15/25(b)(d)	310	303,394
4.95%, 09/15/27(b)	700	680,757
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)(d)	352	340,905
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	470	397,061
3.50%, 01/29/25(d)	37	35,156
4.35%, 04/29/28 (Call 04/29/27)(a)	252	229,083
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	460	426,797
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	590	505,353
3.65%, 06/10/25(b)(d)	500	477,455
3.95%, 06/10/27(b)(d)	500	468,980
Swedbank AB
1.54%, 11/16/26(b)	980	841,614
3.36%, 04/04/25(b)	875	831,197
5.34%, 09/20/27(b)	340	323,789
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	500	483,085
5.63%, 08/23/27 (Call 07/23/27)	500	471,365
Synovus Financial Corp.
5.20%, 08/11/25 (Call 07/11/25)	607	590,921
5.90%, 02/07/29 (Call 02/07/24)(a)	155	150,728
TC Ziraat Bankasi AS, 5.38%, 03/02/26(c)	400	339,060

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(a)	$170	$147,060
Toronto-Dominion Bank (The)
0.55%, 03/04/24	565	529,755
0.75%, 09/11/25	515	451,794
0.75%, 01/06/26	810	699,305
1.15%, 06/12/25	672	602,045
1.20%, 06/03/26	805	693,306
1.25%, 12/13/24	450	413,150
1.25%, 09/10/26	855	729,247
1.45%, 01/10/25(d)	600	552,198
1.95%, 01/12/27	695	602,259
2.35%, 03/08/24	785	754,723
2.65%, 06/12/24	915	877,403
2.80%, 03/10/27	784	699,179
3.25%, 03/11/24	688	669,513
3.77%, 06/06/25	525	504,173
4.11%, 06/08/27	900	843,300
4.29%, 09/13/24	905	886,773
4.69%, 09/15/27	820	785,683
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	640	585,018
2.15%, 12/06/24 (Call 11/05/24)	307	287,380
2.64%, 09/17/29 (Call 09/17/24)(a)	300	277,761
3.20%, 04/01/24 (Call 03/01/24)	579	562,145
3.63%, 09/16/25 (Call 08/16/25)	325	307,590
4.05%, 11/03/25 (Call 09/03/25)	115	110,822
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	139	124,064
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	1,360	1,174,306
2.50%, 08/01/24 (Call 07/01/24)	1,213	1,156,680
2.85%, 10/26/24 (Call 09/26/24)	728	694,556
3.70%, 06/05/25 (Call 05/05/25)	500	479,745
3.75%, 12/06/23 (Call 11/06/23)	691	681,492
4.00%, 05/01/25 (Call 03/01/25)	611	591,961
4.12%, 06/06/28 (Call 06/06/27)(a)	320	295,830
4.26%, 07/28/26 (Call 07/28/25)(a)	975	939,939
5.90%, 10/28/26	1,000	999,040
Turkiye Is Bankasi AS
6.13%, 04/25/24(c)	400	381,316
7.75%, 01/22/30 (Call 01/22/25)(a)(c)	400	351,832
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(c)	400	358,000
6.50%, 01/08/26(c)	400	351,860
8.13%, 03/28/24(c)	200	196,966
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	384	350,926
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(a)	645	562,634
2.40%, 07/30/24 (Call 06/28/24)	923	882,166
3.10%, 04/27/26 (Call 03/27/26)	573	531,543
3.38%, 02/05/24 (Call 01/05/24)	1,169	1,145,187
3.60%, 09/11/24 (Call 08/11/24)	873	849,604
3.95%, 11/17/25 (Call 10/17/25)	525	507,019
4.55%, 07/22/28 (Call 07/22/27)(a)	790	750,579
5.73%, 10/21/26	225	225,774
Series V, 2.38%, 07/22/26 (Call 06/22/26)	50	45,312
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	620	579,378
2.80%, 01/27/25 (Call 12/27/24)(d)	655	623,180

Security	Par (000)	Value

Banks (continued)
UBS AG/London
0.45%, 02/09/24(b)	$200	$187,818
0.70%, 08/09/24(b)	645	591,813
1.25%, 06/01/26(b)	1,185	1,011,243
1.38%, 01/13/25 (Call 12/13/24), (SOFR + 0.300%)(b)	735	672,047
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	380	319,508
1.49%, 08/10/27 (Call 08/10/26)(a)(b)	565	465,730
4.13%, 09/24/25(b)	505	476,296
4.13%, 04/15/26(b)	600	559,356
4.49%, 08/05/25 (Call 08/05/24)(a)(b)	905	875,904
4.49%, 05/12/26 (Call 05/12/25)(a)(b)	460	436,342
4.70%, 08/05/27 (Call 08/05/26)(a)(b)	640	594,509
4.75%, 05/12/28 (Call 05/12/27)(a)(b)	930	852,419
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)	680	552,867
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	680	583,494
5.86%, 06/19/32 (Call 06/19/27)(a)(b)	435	361,150
Union Bank of the Philippines, 2.13%, 10/22/25(c)	200	180,750
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	200	176,808
1.75%, 03/16/31 (Call 03/16/26)(a)(c)	400	343,568
2.00%, 10/14/31 (Call 10/14/26)(a)(b)	200	169,616
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	630	611,371
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	230	204,951
Wachovia Corp., 7.57%, 08/01/26(g)	175	184,588
Warba Sukuk Ltd., 2.98%, 09/24/24(c)	200	193,068
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)	540	499,657
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	1,770	1,623,709
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)	1,380	1,255,800
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(a)	300	256,311
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	1,853	1,725,421
3.00%, 02/19/25	1,450	1,370,351
3.00%, 04/22/26	1,655	1,514,805
3.00%, 10/23/26	1,400	1,267,896
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	1,055	955,819
3.30%, 09/09/24	940	908,350
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(a)	2,595	2,339,470
3.55%, 09/29/25	705	668,107
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	1,460	1,314,803
3.75%, 01/24/24 (Call 12/22/23)	1,455	1,430,818
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(a)	1,305	1,241,707
4.10%, 06/03/26	1,757	1,660,945
4.48%, 01/16/24	672	665,750
4.54%, 08/15/26 (Call 08/15/25)(a)	1,640	1,577,680
4.81%, 07/25/28 (Call 07/25/27)(a)	1,430	1,356,126
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(a)	10	8,488
Westpac Banking Corp.
1.02%, 11/18/24	640	590,298
1.15%, 06/03/26	990	860,260
2.35%, 02/19/25(d)	75	70,536
2.70%, 08/19/26	100	91,414
2.85%, 05/13/26	755	698,647
2.89%, 02/04/30 (Call 02/04/25)(a)	787	718,846

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 02/26/24(d)	$866	$849,468
3.35%, 03/08/27	530	491,077
4.04%, 08/26/27	100	95,006
4.32%, 11/23/31 (Call 11/23/26)(a)	700	628,068
Woori Bank
0.75%, 02/01/26(c)	600	515,376
2.00%, 01/20/27(c)	200	172,700
4.25%, (Call 10/04/24)(a)(c)(e)	200	173,114
4.75%, 04/30/24(c)	200	195,974
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(c)	200	190,594
7.88%, 01/22/31 (Call 01/22/26)(a)(c)	200	175,892
8.25%, 10/15/24(c)	200	197,984

		551,474,349

Beverages — 0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	1,820	1,744,688
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(c)	517	496,470
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	38	36,676
Coca-Cola Co. (The)
1.45%, 06/01/27	390	338,629
1.75%, 09/06/24	910	866,511
2.90%, 05/25/27	40	36,966
3.38%, 03/25/27	240	228,079
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	142	136,143
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	487	453,889
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	200	170,076
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	380	349,623
3.60%, 05/09/24	250	244,815
3.70%, 12/06/26 (Call 09/06/26)	15	14,041
4.35%, 05/09/27 (Call 04/09/27)	379	362,191
4.40%, 11/15/25 (Call 09/15/25)	315	307,150
4.75%, 11/15/24	481	476,791
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	730	658,548
2.13%, 10/24/24 (Call 09/24/24)	405	382,466
5.20%, 10/24/25	1,000	1,003,430
5.30%, 10/24/27	1,000	1,004,290
JDE Peet’s NV
0.80%, 09/24/24 (Call 12/01/22)(b)	150	136,458
1.38%, 01/15/27 (Call 12/15/26)(b)	540	443,794
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 12/01/22)	965	909,165
2.55%, 09/15/26 (Call 06/15/26)	110	98,707
3.13%, 12/15/23 (Call 10/15/23)	319	312,553
4.42%, 05/25/25 (Call 03/25/25)	111	109,436
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	796	725,904
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	1,185	1,116,211
2.38%, 10/06/26 (Call 07/06/26)	70	64,025
2.75%, 04/30/25 (Call 01/30/25)	301	285,941
2.85%, 02/24/26 (Call 11/24/25)	597	562,529
3.00%, 10/15/27 (Call 07/15/27)	150	138,531
3.50%, 07/17/25 (Call 04/17/25)	92	88,933
3.60%, 03/01/24 (Call 12/01/23)	1,249	1,233,150

Security	Par (000)	Value

Beverages (continued)

Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	$405	$375,751

		15,912,560

Biotechnology — 0.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	509	475,167
2.20%, 02/21/27 (Call 12/21/26)	1,030	914,465
2.60%, 08/19/26 (Call 05/19/26)	592	541,336
3.13%, 05/01/25 (Call 02/01/25)	324	309,906
3.63%, 05/22/24 (Call 02/22/24)	367	359,660
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	190	184,186
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	1,086	1,045,992
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	160	144,144
CSL Finance PLC, 3.85%, 04/27/27 (Call 03/27/27)(b)	240	226,476
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	300	273,006
3.50%, 02/01/25 (Call 11/01/24)	663	640,120
3.65%, 03/01/26 (Call 12/01/25)	1,653	1,566,697
3.70%, 04/01/24 (Call 01/01/24)	1,056	1,036,981
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	635	560,521
1.75%, 09/02/27 (Call 07/02/27)	107	88,209

		8,366,866

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	138	128,513
2.49%, 02/15/27 (Call 12/15/26)	505	444,723
Cemex SAB de CV, 7.38%, 06/05/27 (Call 06/05/23)(c)	200	197,830
Cemex SAB De CV, 5.13%, (Call 06/08/26)(a)(c)(e)	600	495,156
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	705	672,598
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(b)	240	224,546
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	60	57,490
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 12/01/22)(b)	200	139,302
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/01/22)(b)(d)	180	149,699
6.25%, 05/15/25 (Call 12/01/22)(b)	125	117,714
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(g)	74	71,926
Koppers Inc., 6.00%, 02/15/25 (Call 12/01/22)(b)	210	190,422
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	390	346,281
1.70%, 08/01/27 (Call 06/01/27)	30	25,039
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)(d)	144	141,788
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	310	283,777
4.20%, 12/01/24 (Call 09/01/24)	312	304,128
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 12/01/22)(b)	385	351,882
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27 (Call 11/14/22)(b)	130	124,965
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	35	32,696
4.50%, 04/01/25 (Call 01/01/25)	11	10,810

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(c)	$400	$228,096

		4,739,381

Chemicals — 0.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(b)	275	223,009
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	551	499,702
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	100	94,748
Avient Corp., 5.75%, 05/15/25 (Call 12/01/22)(b)	335	328,404
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)(d)	220	201,401
Bluestar Finance Holdings Ltd.
3.10%, (Call 07/12/24)(a)(c)(e)	200	185,032
3.38%, 07/16/24(c)	400	384,856
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/24/25)(a)(c)	200	190,366
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	340	274,611
3.50%, 05/08/24 (Call 04/08/24)	444	425,427
5.90%, 07/05/24	900	884,448
6.05%, 03/15/25	800	778,176
6.17%, 07/15/27 (Call 06/15/27)	897	847,477
CF Industries Inc., 4.50%, 12/01/26(b)	50	47,320
Cheever Escrow Issuer LLC, 7.13%, 10/01/27 (Call 10/01/24)(b)	140	128,318
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	230	205,871
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	264	245,713
5.13%, 04/01/25 (Call 03/01/25)(b)	175	174,260
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(c)	600	526,140
3.38%, 06/19/24(c)	200	190,682
4.13%, 07/19/27(c)	200	174,430
4.88%, 03/14/25(c)	800	767,304
Consolidated Energy Finance SA, 6.50%, 05/15/26 (Call 11/11/22)(b)	100	91,118
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 12/01/22)(b)(d)	195	146,505
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/15/25)	1,015	994,710
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	470	450,575
Ecolab Inc., 1.65%, 02/01/27 (Call 01/01/27)(d)	485	422,838
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	710	650,353
Equate Petrochemical BV, 4.25%, 11/03/26(c)	200	186,992
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(c)	200	196,462
Formosa Group Cayman Ltd., 3.38%, 04/22/25(c)	400	378,556
GPD Companies Inc., 10.13%, 04/01/26 (Call 12/01/22)(b)	225	201,922
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(c)	200	195,644
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(d)	150	137,348
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(b)	230	194,007
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	628	544,507
1.83%, 10/15/27 (Call 08/15/27)(b)	500	408,060
Iris Holdings Inc., 8.75%, 02/15/26 (Call 02/15/23), (9.50% PIK)(b)(f)	85	74,266
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26 (Call 12/01/22), (10.00% PIK)(b)(f)	60	46,208

Security	Par (000)	Value

Chemicals (continued)
LG Chem Ltd.
1.38%, 07/07/26(c)	$400	$343,220
3.25%, 10/15/24(c)	200	191,634
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	80	76,001
3.20%, 01/30/26 (Call 10/30/25)	260	246,524
LYB Finance Co. BV, 8.10%, 03/15/27(b)(d)	116	125,485
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	560	490,650
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	255	255,660
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 12/01/22)(b)	150	137,543
MEGlobal Canada ULC, 5.00%, 05/18/25(c)	800	774,216
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	135	130,642
5.13%, 10/15/27 (Call 04/15/27)	300	273,489
Nutrien Ltd., 3.00%, 04/01/25 (Call 01/01/25)	101	95,560
OCI NV, 4.63%, 10/15/25 (Call 12/01/22)(b)	164	152,802
OCP SA
4.50%, 10/22/25(c)	200	190,718
5.63%, 04/25/24(c)	309	306,064
Olin Corp., 5.13%, 09/15/27 (Call 12/01/22)	250	234,388
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(c)	200	168,110
4.00%, 10/04/27 (Call 07/04/27)(c)	200	174,758
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)(d)	130	64,858
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	530	459,044
2.40%, 08/15/24 (Call 07/15/24)	465	442,629
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 12/01/22)(b)	260	223,041
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 12/01/22)(b)(d)	245	240,984
7.63%, 01/15/26 (Call 01/15/24)(b)	202	175,548
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	60	55,046
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)(d)	200	175,124
5.88%, 03/27/24 (Call 02/27/24)	699	679,994
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(b)	350	279,461
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	421	407,717
3.45%, 08/01/25 (Call 05/01/25)	275	262,144
3.45%, 06/01/27 (Call 03/01/27)	885	812,793
3.95%, 01/15/26 (Call 10/15/25)	50	48,030
4.05%, 08/08/24	265	260,076
4.25%, 08/08/25	150	145,931
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(b)	200	174,770
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	480	462,960
TPC Group Inc., 10.88%, 08/01/24(b)	50	48,033
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 12/01/22)(b)(d)	220	170,172
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 11/30/22)(c)	200	193,044
Venator Finance Sarl/Venator Materials LLC
5.75%, 07/15/25 (Call 12/01/22)(b)(d)	160	52,765
9.50%, 07/01/25 (Call 12/01/22)(b)	90	58,497
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	540	497,308

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	$320	$279,952
5.63%, 10/01/24(b)	150	146,997

		24,282,148

Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 11/30/22)(c)	300	281,946
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 12/01/22)(b)	210	205,922
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(c)	400	384,868
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(b)	146	152,694
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 11/30/22)(c)	250	237,297

		1,262,727

Commercial Services — 0.5%
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(c)	400	370,808
4.00%, 07/30/27 (Call 06/30/27)(c)	200	160,158
4.20%, 08/04/27 (Call 02/04/27)(c)	200	161,440
Albion Financing 1 SARL/Aggreko Holdings Inc.
6.13%, 10/15/26 (Call 10/15/23)(b)	255	217,984
8.75%, 04/15/27 (Call 10/15/23)(b)	200	171,686
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 12/01/22)(b)	850	813,662
9.75%, 07/15/27 (Call 12/01/22)(b)	460	399,975
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(b)	155	133,807
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 12/01/22)(b)	225	210,483
Aptim Corp., 7.75%, 06/15/25 (Call 11/16/22)(b)(d)	255	175,188
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(b)	265	259,008
Ashtead Capital Inc., 1.50%, 08/12/26 (Call 07/12/26)(b)	430	357,450
Atento Luxco 1 SA, 8.00%, 02/10/26(c)	300	118,902
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	422	406,306
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 12/01/22)(b)	335	306,139
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(c)	400	338,980
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(d)	440	393,760
Brink’s Co. (The)
4.63%, 10/15/27 (Call 12/01/22)(b)	275	253,039
5.50%, 07/15/25 (Call 12/01/22)(b)	190	185,052
China Merchants Finance Co. Ltd., 4.75%, 08/03/25(c)	200	195,382
Cimpress PLC, 7.00%, 06/15/26 (Call 12/01/22)(b)	260	155,420
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	150	144,762
3.70%, 04/01/27 (Call 01/01/27)	200	188,656
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	295	300,112
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	144	135,531
DP World Salaam, 6.00%, (Call 10/01/25)(a)(c)(e)	600	581,490
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	55	51,671
3.85%, 06/15/25 (Call 05/15/25)(b)	61	57,548
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	582	549,460
2.60%, 12/15/25 (Call 11/15/25)	357	325,031

Security	Par (000)	Value

Commercial Services (continued)
5.10%, 12/15/27 (Call 11/15/27)	$680	$655,561
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	210	191,228
3.80%, 11/01/25 (Call 08/01/25)(b)	320	301,878
3.85%, 11/15/24 (Call 08/15/24)(b)	525	506,006
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(b)	265	235,792
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 11/30/22)(c)	400	378,208
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	570	486,649
1.50%, 11/15/24 (Call 10/15/24)	9	8,244
2.15%, 01/15/27 (Call 12/15/26)	315	268,988
2.65%, 02/15/25 (Call 01/15/25)	630	584,987
4.80%, 04/01/26 (Call 01/01/26)	440	422,695
4.95%, 08/15/27 (Call 07/15/27)	299	284,319
Graham Holdings Co., 5.75%, 06/01/26 (Call 11/14/22)(b)	175	170,676
Grand Canyon University
4.13%, 10/01/24	220	206,098
4.38%, 10/01/26	80	72,881
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	265	220,313
Herc Holdings Inc., 5.50%, 07/15/27 (Call 12/01/22)(b)	550	520,421
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(b)	225	191,718
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(c)	800	713,528
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	205	179,119
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/30/22)(c)	200	184,704
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	220	219,545
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)	126	121,944
4.88%, 02/15/24 (Call 11/15/23)(d)	116	115,455
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	833	764,577
2.40%, 10/01/24 (Call 09/01/24)	1,125	1,071,382
2.65%, 10/01/26 (Call 08/01/26)	5	4,562
3.90%, 06/01/27 (Call 05/01/27)(d)	395	375,372
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 11/16/22)(b)	274	273,414
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	250	217,125
5.25%, 04/15/24(b)	370	367,332
5.75%, 04/15/26(b)	770	752,760
PSA Treasury Pte Ltd., 2.50%, 04/12/26 (Call 10/12/25)(c)	200	185,024
Quanta Services Inc., 0.95%, 10/01/24 (Call 12/01/22)	411	373,554
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 12/01/22)(b)	230	226,697
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(b)	128	103,657
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)(b)	495	443,386
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 12/01/22)(b)	375	352,511
9.25%, 04/15/25 (Call 03/16/25)(b)	340	331,483
Service Corp. International/U.S., 7.50%, 04/01/27	65	66,355
Shanghai Port Group BVI Development Co. Ltd., 2.40%, 09/11/24(c)	400	380,432
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 12/01/22)(b)	205	188,996
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	380	329,232

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Sotheby’s, 7.38%, 10/15/27 (Call 11/14/22)(b)	$350	$338,646
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	477	437,051
2.05%, 04/15/26 (Call 03/15/26)(b)	327	276,227
United Rentals North America Inc., 5.50%, 05/15/27 (Call 12/01/22)	230	224,494
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	235	226,615
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 12/01/22)(b)	490	491,372
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(b)	380	354,802
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	786	715,394
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(c)	400	359,632

		25,591,931

Computers — 0.7%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	2,108	1,881,348
0.70%, 02/08/26 (Call 01/08/26)	1,527	1,339,194
1.13%, 05/11/25 (Call 04/11/25)	1,598	1,462,745
1.80%, 09/11/24 (Call 08/11/24)	796	755,794
2.05%, 09/11/26 (Call 07/11/26)	565	511,184
2.45%, 08/04/26 (Call 05/04/26)	1,400	1,288,616
2.50%, 02/09/25	591	563,802
2.75%, 01/13/25 (Call 11/13/24)	846	812,168
2.85%, 05/11/24 (Call 03/11/24)	1,288	1,252,941
2.90%, 09/12/27 (Call 06/12/27)	5	4,598
3.00%, 02/09/24 (Call 12/09/23)	967	947,322
3.00%, 06/20/27 (Call 03/20/27)	205	191,312
3.20%, 05/13/25	834	803,451
3.20%, 05/11/27 (Call 02/11/27)	235	220,188
3.25%, 02/23/26 (Call 11/23/25)	222	211,624
3.35%, 02/09/27 (Call 11/09/26)	1,305	1,237,832
3.45%, 05/06/24	1,108	1,088,111
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(c)	400	336,192
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	1,023	998,366
4.90%, 10/01/26 (Call 08/01/26)	1,010	969,883
5.85%, 07/15/25 (Call 06/15/25)	937	938,874
6.02%, 06/15/26 (Call 03/15/26)	1,567	1,564,602
6.10%, 07/15/27 (Call 05/15/27)	55	55,045
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 12/01/22)(d)	180	90,020
9.38%, 07/15/25 (Call 11/16/22)(b)(d)	300	223,773
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)(d)	260	222,867
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(b)	279	79,013
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	465	399,375
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	215	204,738
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(c)	200	173,790
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	882	834,875
1.75%, 04/01/26 (Call 03/01/26)	7	6,198
4.90%, 10/15/25 (Call 07/15/25)	1,187	1,167,343
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	440	376,411
2.20%, 06/17/25 (Call 05/17/25)	731	671,899
3.00%, 06/17/27 (Call 04/17/27)	20	17,634

Security	Par (000)	Value

Computers (continued)
4.75%, 01/15/28 (Call 12/15/27)	$450	$420,529
International Business Machines Corp.
2.20%, 02/09/27 (Call 01/09/27)	855	757,231
3.00%, 05/15/24	1,465	1,421,826
3.30%, 05/15/26	1,055	989,875
3.45%, 02/19/26(d)	1,055	1,001,121
3.63%, 02/12/24	708	695,837
4.15%, 07/27/27 (Call 06/27/27)	900	860,076
7.00%, 10/30/25	197	206,874
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	365	286,189
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	341	324,646
Lenovo Group Ltd., 5.88%, 04/24/25(c)	600	576,036
NCR Corp., 5.75%, 09/01/27 (Call 11/14/22)(b)	225	217,051
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	744	675,202
2.38%, 06/22/27 (Call 04/22/27)	45	39,717
3.30%, 09/29/24 (Call 07/29/24)	265	255,804
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(b)	235	216,870
Seagate HDD Cayman
4.75%, 01/01/25	218	210,544
4.88%, 03/01/24 (Call 01/01/24)	234	229,341
4.88%, 06/01/27 (Call 03/01/27)	225	208,102
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 11/14/22)(b)	160	157,869
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(b)	536	527,773
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	1,142	1,055,105
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(c)	400	344,804

		35,581,550

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	140	134,625
3.10%, 08/15/27 (Call 07/15/27)	110	102,848
3.25%, 03/15/24	177	174,005
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)	395	372,126
6.50%, 04/15/26 (Call 12/01/22)(b)(d)	255	242,898
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	1,046	990,342
GSK Consumer Healthcare Capital U.K. PLC, 3.13%, 03/24/25	985	927,639
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/27	925	836,576
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(b)	255	147,658
Procter & Gamble Co. (The)
0.55%, 10/29/25	884	782,101
1.00%, 04/23/26	167	147,795
1.90%, 02/01/27(d)	240	215,302
2.45%, 11/03/26	40	36,862
2.70%, 02/02/26	120	112,976
2.80%, 03/25/27	265	244,362
2.85%, 08/11/27	40	36,797
Unilever Capital Corp.
0.63%, 08/12/24 (Call 12/01/22)	325	302,087
2.00%, 07/28/26	200	180,116
2.60%, 05/05/24 (Call 03/05/24)	807	780,240
2.90%, 05/05/27 (Call 02/05/27)	200	182,702
3.10%, 07/30/25(d)	465	444,145
3.25%, 03/07/24 (Call 02/07/24)	570	558,400

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.38%, 03/22/25 (Call 01/22/25)	$102	$98,457

		8,051,059

Distribution & Wholesale — 0.1%
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)	290	264,126
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 4.66%, 06/04/24(c)	600	561,216
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.50%, 06/10/24(c)	400	356,628
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 12/01/22)(b)	185	175,303
IAA Inc., 5.50%, 06/15/27 (Call 12/01/22)(b)	205	192,198
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 12/01/22)(b)(d)	165	159,243
Marubeni Corp.
1.32%, 09/18/25 (Call 08/18/25)(c)	700	616,196
3.56%, 04/26/24 (Call 03/26/24)(c)	200	193,388
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	400	343,416
2.50%, 07/09/24(c)	250	238,325
3.38%, 07/23/24(c)	200	192,854
Sumitomo Corp.
1.55%, 07/06/26(c)	400	345,728
2.60%, 07/09/24 (Call 06/09/24)(c)	500	475,285
Toyota Tsusho Corp., 2.60%, 09/19/24(c)	400	379,352
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 12/01/22)(b)	325	169,003
9.00%, 11/15/26 (Call 12/01/22)(b)	470	298,290
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	510	475,361

		5,435,912

Diversified Financial Services — 2.2%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 12/01/22)(b)	150	149,783
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	977	888,073
1.75%, 01/30/26 (Call 12/30/25)	675	576,545
2.45%, 10/29/26 (Call 09/29/26)	1,260	1,065,481
2.88%, 08/14/24 (Call 07/14/24)(d)	380	355,574
3.15%, 02/15/24 (Call 01/15/24)	490	469,753
3.65%, 07/21/27 (Call 04/21/27)	1,000	873,060
4.45%, 10/01/25 (Call 08/01/25)	200	188,226
4.88%, 01/16/24 (Call 12/16/23)	540	530,015
6.50%, 07/15/25 (Call 06/15/25)	820	809,053
Series 3NC1, 1.75%, 10/29/24 (Call 12/01/22)	832	754,133
Affiliated Managers Group Inc., 3.50%, 08/01/25	284	269,757
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(b)	195	195,755
AIG Global Funding
0.65%, 06/17/24(b)	435	404,193
0.90%, 09/22/25(b)	540	474,563
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	256	238,881
1.88%, 08/15/26 (Call 07/15/26)	372	312,071
2.20%, 01/15/27 (Call 12/15/26)	407	340,647
2.30%, 02/01/25 (Call 01/01/25)	525	480,774
2.88%, 01/15/26 (Call 12/15/25)	704	626,004
3.25%, 03/01/25 (Call 01/01/25)	382	355,887
3.38%, 07/01/25 (Call 06/01/25)	772	715,505
3.75%, 06/01/26 (Call 04/01/26)	160	145,102

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 02/01/24 (Call 01/01/24)	$555	$542,579
4.25%, 09/15/24 (Call 06/15/24)	583	567,317
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	232	221,193
4.25%, 06/15/26 (Call 04/15/26)	120	105,847
5.25%, 08/11/25 (Call 07/11/25)(b)	620	580,146
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	726	700,692
4.63%, 03/30/25	200	195,094
4.75%, 06/09/27 (Call 05/09/27)	195	178,339
5.13%, 09/30/24	1,027	1,012,242
5.75%, 11/20/25 (Call 10/21/25)(d)	480	463,258
5.80%, 05/01/25 (Call 04/01/25)	319	318,866
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	968	833,816
2.25%, 03/04/25 (Call 02/01/25)	412	382,670
2.50%, 07/30/24 (Call 06/30/24)	1,321	1,255,782
2.55%, 03/04/27 (Call 02/01/27)	885	777,658
3.00%, 10/30/24 (Call 09/29/24)	284	271,373
3.13%, 05/20/26 (Call 04/20/26)	260	240,484
3.30%, 05/03/27 (Call 04/03/27)	550	498,410
3.38%, 05/03/24	220	213,391
3.40%, 02/22/24 (Call 01/22/24)	991	966,641
3.63%, 12/05/24 (Call 11/04/24)	166	160,474
3.95%, 08/01/25 (Call 07/01/25)	900	864,189
4.20%, 11/06/25 (Call 10/06/25)	659	639,764
5.85%, 11/05/27	235	234,831
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	195	178,211
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	149	141,254
3.70%, 10/15/24	179	173,780
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	300	237,378
3.95%, 07/15/26 (Call 06/15/26)(b)	250	212,810
Apollo Management Holdings LP
4.00%, 05/30/24(b)	207	201,024
4.95%, 01/14/50 (Call 12/17/24)(a)(b)	287	241,080
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(b)	264	201,047
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 12/01/22)(b)	200	190,396
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	187	155,646
1.95%, 09/20/26 (Call 08/20/26)(b)	787	633,181
4.13%, 08/01/25 (Call 06/01/25)(b)	450	408,254
4.38%, 01/30/24 (Call 12/30/23)(b)	307	296,037
4.88%, 10/01/25 (Call 07/01/25)(b)	95	87,145
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	370	304,096
2.53%, 11/18/27 (Call 10/18/27)(b)	364	279,228
2.88%, 02/15/25 (Call 01/15/25)(b)	635	568,592
3.25%, 02/15/27 (Call 12/15/26)(b)	157	128,523
3.95%, 07/01/24 (Call 06/01/24)(b)	553	518,493
4.25%, 04/15/26 (Call 03/15/26)(b)	502	440,776
4.38%, 05/01/26 (Call 03/01/26)(b)	465	409,512
5.25%, 05/15/24 (Call 04/15/24)(b)	318	308,183
5.50%, 01/15/26 (Call 12/15/25)(b)	277	254,785
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(c)	200	175,140

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.50%, 01/10/25 (Call 12/10/24)(c)(d)	$400	$380,884
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	433	410,822
Blue Bright Ltd., 2.38%, 02/09/26(c)	400	356,372
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(c)	600	526,788
2.63%, 01/17/25 (Call 12/17/24)(c)	600	557,808
2.75%, 12/02/23(c)	400	387,444
3.25%, 04/29/25 (Call 03/29/25)(b)	700	655,536
3.50%, 10/10/24 (Call 09/10/24)(c)	200	191,068
4.00%, 01/25/24 (Call 12/25/23)(c)	200	195,534
BOCOM International Blossom Ltd., 1.75%, 06/28/26(c)	200	176,582
Bocom Leasing Management Hong Kong Co. Ltd.
1.13%, 06/18/24(c)	200	186,212
4.38%, 01/22/24(c)	400	393,912
Brightsphere Investment Group Inc., 4.80%, 07/27/26	140	125,068
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	792	775,764
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	367	337,490
4.88%, 05/01/24 (Call 04/01/24)(b)	542	529,079
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(a)	1,020	964,920
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(a)	1,017	846,317
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(a)	932	854,849
3.20%, 02/05/25 (Call 01/05/25)	517	488,157
3.30%, 10/30/24 (Call 09/30/24)	974	928,349
3.75%, 04/24/24 (Call 03/24/24)	432	420,444
3.75%, 07/28/26 (Call 06/28/26)	525	480,186
3.90%, 01/29/24 (Call 12/29/23)	907	889,177
4.20%, 10/29/25 (Call 09/29/25)	390	370,254
4.25%, 04/30/25 (Call 03/31/25)	300	288,945
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(a)	742	689,377
4.99%, 07/24/26 (Call 07/24/25)(a)	950	915,088
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(a)	725	665,673
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(b)(d)	180	152,962
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26 (Call 08/15/26)(c)	200	173,518
1.80%, 07/22/26(c)	400	350,912
1.99%, 07/21/25(c)	200	181,662
3.50%, 05/16/24(c)	400	387,920
CDBL Funding 1, 4.25%, 12/02/24(c)	400	388,524
CDBL Funding 2, 2.00%, 03/04/26(c)	1,000	895,020
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	760	717,106
0.90%, 03/11/26 (Call 02/11/26)	1,093	944,133
1.15%, 05/13/26 (Call 04/13/26)	864	748,647
2.45%, 03/03/27 (Call 02/03/27)	380	339,408
3.00%, 03/10/25 (Call 12/10/24)(d)	258	245,634
3.30%, 04/01/27 (Call 01/01/27)	220	202,737
3.45%, 02/13/26 (Call 11/13/25)	300	286,155
3.55%, 02/01/24 (Call 01/01/24)	340	333,846
3.63%, 04/01/25 (Call 01/01/25)	15	14,532
3.75%, 04/01/24 (Call 03/02/24)	141	138,590
3.85%, 05/21/25 (Call 03/21/25)	184	178,659
4.20%, 03/24/25 (Call 02/24/25)	485	477,783
China Cinda 2020 I Management Ltd.
1.25%, 01/20/24 (Call 10/20/23)(c)	200	187,652
1.88%, 01/20/26 (Call 10/20/25)(c)	400	335,020
2.50%, 03/18/25 (Call 02/18/25)(c)	400	360,172

Security	Par (000)	Value

Diversified Financial Services (continued)
China Cinda 2020 I Mngmn Co., 3.25%, 01/28/27 (Call 10/28/26)(c)	$400	$332,940
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(c)	800	746,968
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(c)	400	386,832
4.40%, 03/09/27(c)	400	347,604
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(c)	600	547,998
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(c)(e)	200	167,922
China Great Wall International Holdings VI Ltd., 4.25%, 04/28/25(c)	400	339,720
CICC Hong Kong Finance 2016 MTN Ltd.
1.63%, 01/26/24(c)	600	572,946
2.00%, 01/26/26(c)	400	359,808
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	50	46,244
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(c)	400	366,940
Citigroup Global Markets Holdings Inc./U.S, 4.10%, 06/12/24(c)(g)	102	99,469
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(c)	200	177,654
1.73%, 09/10/24(c)	200	188,566
CMB International Leasing Management Ltd.
1.88%, 08/12/25(c)	600	535,584
2.00%, 02/04/26(c)	600	530,538
3.00%, 07/03/24(c)	400	381,600
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	438	418,224
CMS International Gemstone Ltd., 1.30%, 09/16/24(c)	400	367,536
CNG Holdings Inc., 12.50%, 06/15/24 (Call 12/01/22)(b)	150	126,000
Coastal Emerald Ltd., 4.30%, (Call 08/01/24)(a)(c)(e)	600	541,188
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 11/14/22)(b)	175	164,533
6.63%, 03/15/26 (Call 11/14/22)	180	170,357
CSCIF Asia Ltd., 1.13%, 06/10/24(c)	600	561,264
CSI MTN Ltd., 3.38%, 04/21/25 (Call 03/21/25)(c)	200	189,736
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(c)	400	363,096
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	405	382,527
3.95%, 11/06/24 (Call 08/06/24)	287	276,691
4.10%, 02/09/27 (Call 11/09/26)	125	113,841
4.50%, 01/30/26 (Call 11/30/25)(d)	327	306,612
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(c)	200	189,610
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	250	228,338
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	360	354,776
Enova International Inc.
8.50%, 09/01/24 (Call 12/01/22)(b)	103	96,707
8.50%, 09/15/25 (Call 12/01/22)(b)	180	163,420
Far East Horizon Ltd.
2.63%, 03/03/24(c)	400	343,484
3.38%, 02/18/25(c)	200	165,994
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 12/01/22)(b)	160	96,874
Franklin Resources Inc., 2.85%, 03/30/25	86	81,415
GFH Sukuk Ltd., 7.50%, 01/28/25(c)	400	383,288
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 12/01/22), (7.25% PIK)(b)(f)	855	685,738
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(b)	155	134,371
5.38%, 12/01/24 (Call 12/01/22)(b)	245	230,327

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Guangxi Financial Investment Group Co. Ltd., 3.60%, 11/18/23(c)	$200	$178,056
Guotai Junan Holdings Ltd., 2.00%, 04/21/26(c)	200	180,204
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(c)	200	179,666
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(c)	400	369,548
Haitong International Securities Group Ltd.
3.13%, 05/18/25(c)	200	182,528
3.38%, 07/19/24(c)	400	379,900
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	225	133,074
Horse Gallop Finance Ltd., 1.70%, 07/28/25(c)	600	542,382
ICBCIL Finance Co. Ltd.
1.25%, 08/02/24(c)	200	185,752
1.63%, 11/02/24(c)	400	370,576
1.75%, 08/25/25(c)	800	720,184
1.75%, 08/02/26(c)	200	174,594
2.25%, 11/02/26(c)	200	177,044
2.70%, 01/27/27(c)	400	357,592
3.63%, 05/19/26(c)	200	188,260
3.75%, 03/05/24(c)	400	391,048
4.03%, 11/20/24, (3 mo. LIBOR US + 1.050%)(a)(c)	200	199,434
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(c)	400	385,300
Intercontinental Exchange Inc.
3.65%, 05/23/25 (Call 04/23/25)	930	900,779
3.75%, 12/01/25 (Call 09/01/25)	815	782,856
4.00%, 09/15/27 (Call 08/15/27)	1,160	1,098,996
Inventive Global Investments Ltd.
1.60%, 09/01/26(c)	200	173,886
1.65%, 09/03/25(c)	800	718,608
Invesco Finance PLC
3.75%, 01/15/26	199	188,467
4.00%, 01/30/24	410	402,595
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	64	62,653
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	100	93,912
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	145	120,885
JIC Zhixin Ltd., 1.50%, 08/27/25(c)	400	360,376
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 10/17/25)(c)	200	170,006
2.88%, 09/24/24(c)	600	557,184
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(c)	200	171,280
KB Securities Co. Ltd., 2.13%, 11/01/26(c)	200	171,514
Korea Investment & Securities Co. Ltd.
1.38%, 07/19/24(c)	200	185,194
2.13%, 07/19/26(c)	200	173,522
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(c)	400	330,144
4.50%, 02/23/27(c)	200	160,212
Lazard Group LLC, 3.75%, 02/13/25	134	128,574
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 12/01/22)(b)	225	152,928
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	600	557,634
Legend Fortune Ltd., 1.38%, 06/02/24(c)	400	375,312
Legg Mason Inc., 4.75%, 03/15/26	202	198,877
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(b)(d)	140	110,723

Security	Par (000)	Value

Diversified Financial Services (continued)
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	$575	$535,710
1.38%, 04/06/26 (Call 03/06/26)(b)	1,405	1,218,978
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(d)	732	687,941
2.95%, 11/21/26 (Call 08/21/26)	10	9,304
3.30%, 03/26/27 (Call 01/26/27)	200	187,658
3.38%, 04/01/24	813	797,748
Mirae Asset Securities Co. Ltd.
2.63%, 07/30/25(c)	400	362,264
3.38%, 05/07/24(c)	200	192,456
Mitsubishi HC Capital Inc., 3.56%, 02/28/24 (Call 01/28/24)(b)	200	194,360
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	20	18,278
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	135	128,590
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/23)(b)	260	233,098
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	300	252,945
5.88%, 10/25/24	230	223,680
6.13%, 03/25/24	385	378,594
6.75%, 06/25/25	230	219,786
6.75%, 06/15/26	225	212,294
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	210	196,722
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(c)	200	172,534
Nomura Holdings Inc.
1.65%, 07/14/26	635	539,445
1.85%, 07/16/25	690	620,517
2.33%, 01/22/27	770	655,786
2.65%, 01/16/25	875	819,035
5.10%, 07/03/25	585	573,078
5.39%, 07/06/27	350	336,126
Nuveen Finance LLC, 4.13%, 11/01/24(b)	735	711,892
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(c)	200	176,850
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	310	255,304
6.13%, 03/15/24 (Call 09/15/23)	576	562,873
6.88%, 03/15/25	560	543,155
7.13%, 03/15/26	695	669,090
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	500	472,500
ORIX Corp.
3.25%, 12/04/24	321	306,940
4.05%, 01/16/24	845	832,443
5.00%, 09/13/27	210	203,246
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(b)	190	176,187
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	388	379,348
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 12/01/22)(b)	285	257,985
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	185	153,476
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(c)	400	260,104
Pioneer Reward Ltd., 2.00%, 04/09/26(c)	800	720,064
Power Finance Corp. Ltd.
3.25%, 09/16/24(c)	200	189,968
3.75%, 06/18/24(c)	200	192,838
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(c)	600	618,618
PRA Group Inc., 7.38%, 09/01/25 (Call 12/01/22)(b)	140	134,434

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 12/01/22)(b)	$140	$123,746
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	235	223,729
4.88%, 03/15/27 (Call 09/15/26)	291	257,506
6.63%, 03/15/25 (Call 09/15/24)	415	409,804
REC Ltd.
2.25%, 09/01/26(c)	200	170,732
2.75%, 01/13/27(c)	200	171,238
3.38%, 07/25/24(c)	400	382,044
3.50%, 12/12/24(c)	400	379,060
5.25%, 11/13/23(c)	200	198,592
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(b)	520	435,744
Sarana Multi Infrastruktur Persero PT, 2.05%, 05/11/26(c)	200	171,670
Shenwan Hongyuan International Finance Ltd., 1.80%, 07/14/26(c)	200	177,576
Shinhan Card Co. Ltd.
1.38%, 10/19/25(c)	200	175,118
1.38%, 06/23/26(c)	200	169,790
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(c)	400	371,168
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	220	192,933
4.20%, 10/29/25 (Call 09/29/25)	230	213,983
State Elite Global Ltd., 5.09%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(c)	400	399,312
Stifel Financial Corp., 4.25%, 07/18/24	100	97,730
StoneX Group Inc., 8.63%, 06/15/25 (Call 12/01/22)(b)	195	192,553
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%, 01/22/25 (Call 12/22/24)(c)	200	185,986
Sunrise Cayman Ltd., 5.25%, 03/11/24(c)	200	196,118
SURA Asset Management SA
4.38%, 04/11/27(c)	150	131,504
4.88%, 04/17/24(c)	206	200,312
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	744	718,347
4.38%, 03/19/24 (Call 02/19/24)	405	395,960
4.50%, 07/23/25 (Call 04/23/25)	488	462,287
4.88%, 06/13/25 (Call 05/13/25)	575	552,426
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 12/01/22)(b)(d)	345	311,849
5.75%, 06/15/27 (Call 06/15/24)(b)	210	172,061
USAA Capital Corp.
0.50%, 05/01/24(b)	540	504,484
3.38%, 05/01/25(b)(d)	845	809,476
Vertex Capital Investment Ltd., 4.75%, 04/03/24(c)	400	379,956
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	1,485	1,311,092
3.15%, 12/14/25 (Call 09/14/25)	1,327	1,262,879
VistaJet Malta Finance PLC/XO Management Holding Inc., 7.88%, 05/01/27 (Call 05/01/24)(b)	225	204,496
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	365	312,637
2.85%, 01/10/25 (Call 12/10/24)	449	421,593
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(b)	140	87,697
Xingsheng BVI Co. Ltd., 1.38%, 08/25/24 (Call 07/25/24)(c)	200	185,468
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(c)	400	349,172

		111,778,762

Security	Par (000)	Value

Electric — 1.8%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(c)	$400	$390,824
4.38%, 04/23/25(c)	300	293,826
4.38%, 06/22/26(c)	400	390,928
Adani Green Energy Ltd., 4.38%, 09/08/24(c)	400	299,164
Adani Transmission Ltd., 4.00%, 08/03/26(c)	200	171,142
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(a)(c)	400	328,252
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	567	491,050
3.30%, 07/15/25 (Call 06/15/25)(b)	580	534,702
Alabama Power Co.
3.75%, 09/01/27 (Call 08/01/27)	800	752,824
Series 13-A, 3.55%, 12/01/23	125	122,755
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(a)	335	269,926
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	635	545,287
2.50%, 09/15/24 (Call 08/15/24)	514	486,815
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	92	88,419
American Electric Power Co. Inc.
2.03%, 03/15/24	464	442,832
3.88%, 02/15/62 (Call 11/15/26)(a)	454	350,765
5.75%, 11/01/27	600	598,410
Series N, 1.00%, 11/01/25 (Call 10/01/25)	95	83,410
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	92	87,856
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	25	22,107
3.15%, 05/15/25 (Call 02/15/25)(d)	132	124,510
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	149	141,714
3.20%, 04/15/25 (Call 03/15/25)	499	471,056
Berkshire Hathaway Energy Co., 4.05%, 04/15/25
(Call 03/15/25)	1,229	1,203,216
Black Hills Corp.
1.04%, 08/23/24 (Call 11/16/22)	5	4,624
3.15%, 01/15/27 (Call 07/15/26)	95	85,769
Calpine Corp., 5.25%, 06/01/26 (Call 12/01/22)(b)	220	209,895
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(c)	400	410,880
CenterPoint Energy Houston Electric LLC, Series Z,
2.40%, 09/01/26 (Call 06/01/26)	135	121,821
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	235	204,344
2.50%, 09/01/24 (Call 08/01/24)	139	131,607
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(c)	300	282,174
CGNPC International Ltd., 2.75%, 07/02/24(c)	600	576,972
China Clean Energy Development Ltd., 4.00%, 11/05/25(c)	400	383,968
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25)(a)(c)(e)	400	372,132
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(a)(c)(e)	200	192,800
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(c)	400	360,556
2.60%, 12/10/24(c)	200	189,844
2.85%, (Call 12/09/23)(a)(c)(e)	200	192,754
3.08%, (Call 12/09/25)(a)(c)(e)	200	180,824
Chugoku Electric Power Co. Inc. (The), 2.40%, 08/27/24(c)	500	472,235
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 11/30/22)(c)	200	174,056

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25)(a)(c)(e)	$200	$188,446
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	260	234,699
Comision Federal de Electricidad
4.75%, 02/23/27(c)(d)	400	363,272
4.88%, 01/15/24(c)	400	393,960
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	32	28,055
Series A, 3.20%, 03/15/27 (Call 12/15/26)	200	184,486
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/01/22)	100	95,454
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	406	385,087
Dominion Energy Inc.
3.07%, 08/15/24(g)	427	407,375
3.90%, 10/01/25 (Call 07/01/25)	200	191,990
Series A, 1.45%, 04/15/26 (Call 03/15/26)(d)	820	715,967
Series A, 3.30%, 03/15/25 (Call 02/15/25)	450	430,969
Series D, 2.85%, 08/15/26 (Call 05/15/26)	135	122,102
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	200	189,250
Drax Finco PLC, 6.63%, 11/01/25 (Call 11/11/22)(b)	230	213,962
DTE Energy Co.
4.22%, 01/11/24(g)	1,137	1,110,224
Series C, 2.53%, 10/01/24(g)	385	364,630
Series F, 1.05%, 06/01/25 (Call 05/01/25)	821	734,434
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	701	618,310
2.65%, 09/01/26 (Call 06/01/26)	380	343,581
3.25%, 01/15/82 (Call 01/15/27)(a)	284	200,001
3.75%, 04/15/24 (Call 01/15/24)	679	666,228
4.30%, 03/15/28 (Call 02/15/28)	890	836,725
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	400	371,092
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	315	300,560
Edison International
3.55%, 11/15/24 (Call 10/15/24)	536	514,056
4.70%, 08/15/25	430	415,066
4.95%, 04/15/25 (Call 03/15/25)	393	383,961
EDP Finance BV
3.63%, 07/15/24(b)	812	778,002
6.30%, 10/11/27	775	769,761
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	840	793,447
Emera U.S. Finance LP
0.83%, 06/15/24	180	165,780
3.55%, 06/15/26 (Call 03/15/26)	225	207,549
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	469	433,576
Enel Finance America LLC, 7.10%, 10/14/27	500	499,840
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	690	572,293
2.65%, 09/10/24(b)	625	589,919
4.25%, 06/15/25(b)	385	363,536
4.63%, 06/15/27 (Call 05/15/27)(b)	550	498,360
6.80%, 10/14/25	500	502,185
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	250	243,365
Enerflex Ltd., 9.00%, 10/15/27	195	189,680
Engie Energia Chile SA, 4.50%, 01/29/25(c)	200	188,298
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	195	191,336

Security	Par (000)	Value

Electric (continued)
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	$448	$392,327
2.95%, 09/01/26 (Call 06/01/26)	175	159,381
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	185	163,977
3.12%, 09/01/27 (Call 06/01/27)	105	94,723
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(c)	800	749,600
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	768	723,571
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	30	27,270
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	67	64,469
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	260	233,223
4.20%, 06/27/24	960	942,365
4.60%, 07/01/27 (Call 06/01/27)	905	869,035
Series H, 3.15%, 01/15/25 (Call 10/15/24)	139	132,310
Series L, 2.90%, 10/01/24 (Call 08/01/24)	432	412,638
Series N, 3.80%, 12/01/23 (Call 11/01/23)	260	255,746
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	410	360,956
Series U, 1.40%, 08/15/26 (Call 07/15/26)	150	129,242
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(b)	365	327,208
3.40%, 04/15/26 (Call 01/15/26)	726	678,164
3.95%, 06/15/25 (Call 03/15/25)	513	494,158
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	102	90,753
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(d)	146	133,955
Series A, 1.60%, 01/15/26 (Call 12/15/25)	145	126,238
Series B, 4.15%, 07/15/27 (Call 04/15/27)	667	624,806
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(b)	50	48,314
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	920	873,687
3.13%, 12/01/25 (Call 06/01/25)	60	56,658
3.25%, 06/01/24 (Call 12/01/23)	90	87,788
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	315	284,013
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)	403	379,751
Guangzhou Development District Holding Group Co. Ltd., 2.60%, 12/15/23(c)	400	387,588
Hengjian International Investment Ltd., 1.88%, 06/23/25(c)	200	180,760
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(c)	600	556,242
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	590	565,816
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	176	167,895
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	400	392,172
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	50	45,888
3.65%, 06/15/24 (Call 03/15/24)	107	103,770
4.95%, 09/22/27 (Call 08/22/27)(b)	660	640,299
Jersey Central Power & Light Co.
4.30%, 01/15/26 (Call 10/15/25)(b)	50	47,725
4.70%, 04/01/24 (Call 01/01/24)(b)	415	407,406
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(c)	200	175,884
4.88%, 05/24/26 (Call 02/24/26)(c)	200	186,058
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(c)	200	188,940
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(c)	200	182,668

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.60%, 05/06/25	$200	$191,028
Korea Electric Power Corp., 1.13%, 06/15/25(c)	600	536,676
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(c)	400	343,448
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(c)	200	173,710
Lamar Funding Ltd., 3.96%, 05/07/25(c)	514	474,586
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(c)	400	324,428
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	352	341,711
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(d)	87	88,478
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(b)	100	92,265
4.10%, 04/15/24 (Call 01/15/24)(b)	363	355,279
National Central Cooling Co. PJSC, 2.50%, 10/21/27(c)	200	167,614
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	285	246,648
1.88%, 02/07/25	555	517,504
2.85%, 01/27/25 (Call 10/27/24)	100	95,163
2.95%, 02/07/24 (Call 12/07/23)	449	437,537
3.45%, 06/15/25	470	450,457
5.45%, 10/30/25	600	603,072
Series D, 1.00%, 10/18/24	545	501,580
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	893	772,775
3.55%, 05/01/27 (Call 02/01/27)	100	92,264
4.20%, 06/20/24	870	855,984
4.26%, 09/01/24	965	945,613
4.45%, 06/20/25	987	967,349
4.63%, 07/15/27 (Call 06/15/27)	1,040	1,000,771
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	245	227,083
4.25%, 07/15/24 (Call 04/15/24)(b)	305	295,865
4.50%, 09/15/27 (Call 06/15/27)(b)	250	232,885
Niagara Mohawk Power Corp., 3.51%, 10/01/24 (Call 07/01/24)(b)	191	182,476
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	395	348,204
3.75%, 06/15/24 (Call 05/15/24)(b)	390	373,398
6.63%, 01/15/27 (Call 11/16/22)	210	210,103
NTPC Ltd.
3.75%, 04/03/24(c)	400	388,548
4.25%, 02/26/26(c)	200	189,974
4.38%, 11/26/24(c)	200	193,874
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	993	870,285
2.75%, 06/01/24 (Call 05/01/24)	237	228,459
2.95%, 04/01/25 (Call 01/01/25)	69	65,773
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	642	570,212
3.15%, 01/01/26	1,062	956,851
3.40%, 08/15/24 (Call 05/15/24)	215	203,553
3.45%, 07/01/25	504	468,503
3.50%, 06/15/25 (Call 03/15/25)	502	466,559
3.75%, 02/15/24 (Call 11/15/23)	214	207,582
4.95%, 06/08/25	500	484,640
5.45%, 06/15/27 (Call 05/15/27)	105	99,161
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	100	98,091
Pampa Energia SA, 7.50%, 01/24/27 (Call 11/30/22)(c)	300	250,047
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(c)(d)	600	550,320
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	465	414,524

Security	Par (000)	Value

Electric (continued)
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	$365	$357,769
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	42	38,398
Public Service Electric & Gas Co., 0.95%, 03/15/26 (Call 02/15/26)	62	54,117
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	245	215,017
2.88%, 06/15/24 (Call 05/15/24)	497	477,597
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	287	270,411
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	80	72,270
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(c)	600	586,056
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(c)	200	196,360
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(c)	450	405,185
Sempra Energy
3.30%, 04/01/25 (Call 03/01/25)	327	310,169
4.13%, 04/01/52 (Call 01/01/27)(a)	454	346,284
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(a)(c)(e)	400	260,000
5.95%, (Call 05/05/25)(a)(c)(e)	400	264,396
6.50%, (Call 04/25/24)(a)(c)(e)	400	273,360
7.00%, (Call 10/21/25)(a)(c)(e)	400	268,000
Southern California Edison Co.
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	345	301,616
Series C, 4.20%, 06/01/25	482	470,340
Series D, 4.70%, 06/01/27 (Call 05/01/27)	410	397,503
Series E, 3.70%, 08/01/25 (Call 06/01/25)	434	416,670
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	680	629,102
5.15%, 10/06/25	1,000	995,950
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	417	392,781
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	594	468,785
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)	601	523,152
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	320	277,178
4.15%, 12/01/25 (Call 09/01/25)	430	417,560
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	407	357,969
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	25	24,304
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	200	183,304
3.25%, 11/24/25(b)	200	189,792
SPIC MTN Co. Ltd., 1.63%, 07/27/25(c)	800	724,608
State Grid Europe Development 2014 PLC, 3.13%, 04/07/25 (Call 03/07/25)(c)	400	382,536
State Grid Europe Development PLC, 3.25%, 04/07/27 (Call 03/07/27)(c)	600	559,752
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(c)	600	592,644
State Grid Overseas Investment 2016 Ltd.
1.00%, 08/05/25 (Call 07/05/25)(c)	200	179,254
3.50%, 05/04/27(c)	400	376,368
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26 (Call 08/08/26)(c)	200	173,554
2.88%, 05/18/26(c)	600	561,246
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(c)	200	199,690
Tampa Electric Co., 3.88%, 07/12/24	560	545,524
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 12/01/22)(b)	175	161,060

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(c)	$600	$541,002
2.30%, 10/16/24 (Call 09/16/24)(c)	600	569,856
3.15%, 06/02/26(c)	400	377,368
TNB Global Ventures Capital Bhd, 3.24%, 10/19/26(c)	200	182,936
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(c)	200	191,408
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(d)	125	119,169
UHI Capital Ltd., 3.00%, 06/12/24(c)	200	192,238
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	50	48,717
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)(d)	43	42,046
Series A, 3.10%, 05/15/25 (Call 02/15/25)	192	182,655
Series A, 3.15%, 01/15/26 (Call 10/15/25)	420	392,721
Series B, 3.75%, 05/15/27 (Call 04/15/27)	490	459,875
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	1,440	1,371,946
3.70%, 01/30/27 (Call 11/30/26)(b)	387	346,911
5.00%, 07/31/27 (Call 11/14/22)(b)	555	511,999
5.13%, 05/13/25(b)	100	96,816
5.50%, 09/01/26 (Call 11/14/22)(b)	440	422,066
5.63%, 02/15/27 (Call 11/14/22)(b)	590	562,294
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)	537	504,866
5.00%, 09/27/25 (Call 08/27/25)	265	263,455
5.15%, 10/01/27 (Call 09/01/27)	500	491,890
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	339	319,101
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	765	656,378
3.30%, 06/01/25 (Call 12/01/24)	393	372,926
Zhejiang Energy International Ltd., 1.74%, 07/20/26(c)	200	175,786

		88,822,317

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	5	4,262
3.15%, 06/01/25 (Call 03/01/25)	168	160,569
Johnson Electric Holding, 4.13%, 07/30/24(c)	200	193,928
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(b)	259	245,066
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 12/01/22)(b)	645	651,457

		1,255,282

Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	325	310,057
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	298	277,697
3.20%, 04/01/24 (Call 02/01/24)	234	227,502
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	480	458,285
4.00%, 04/01/25 (Call 01/01/25)	73	70,018
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	152	143,701
Competition Team Technologies Ltd., 3.75%, 03/12/24(c)	200	195,212
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	160	148,214
4.75%, 06/15/25 (Call 03/15/25)	142	137,632
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	9,192
Foxconn Far East Ltd., 1.63%, 10/28/25(c)	800	707,664

Security	Par (000)	Value

Electronics (continued)
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	$500	$429,490
1.35%, 06/01/25 (Call 05/01/25)	636	583,740
2.30%, 08/15/24 (Call 07/15/24)	910	871,480
2.50%, 11/01/26 (Call 08/01/26)	5	4,575
4.85%, 11/01/24	100	99,994
4.95%, 02/15/28	1,000	998,720
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)(d)	60	56,587
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	285	247,078
4.25%, 05/15/27 (Call 04/15/27)	337	312,284
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	126	123,388
4.60%, 04/06/27 (Call 01/06/27)	5	4,787
Legrand France SA, 8.50%, 02/15/25	358	384,059
Likewize Corp., 9.75%, 10/15/25 (Call 11/14/22)(b)	185	167,775
Sensata Technologies BV
5.00%, 10/01/25(b)	325	316,209
5.63%, 11/01/24(b)	210	208,757
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 11/14/22)	504	463,433
1.75%, 08/09/26 (Call 07/09/26)	510	430,741
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	395	388,178
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	105	95,634
3.45%, 08/01/24 (Call 05/01/24)	65	63,125
3.70%, 02/15/26 (Call 11/15/25)	50	47,742
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	455	376,726

		9,359,676

Energy - Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(c)	200	181,896
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(c)	200	149,036
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(c)	200	168,090
1.88%, 09/17/25 (Call 08/17/25)(c)	600	532,716
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	194	154,068
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 12/01/22)(b)	325	311,750
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(c)	382	298,923
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(c)	200	174,326
5.95%, 07/29/26 (Call 11/30/22)(c)	400	321,796
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(c)	200	170,500
Hanwha Energy USA Holdings Corp., 4.13%, 07/05/25(c)	200	191,320
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 11/30/22)(c)(d)	250	158,410
SK Battery America Inc.
1.63%, 01/26/24(c)	200	188,492
2.13%, 01/26/26(c)	200	163,780
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)	185	163,148
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(c)	300	273,318

		3,601,569

Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	475	449,497
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	435	364,099

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
BCEG Hongkong Co. Ltd., 2.22%, 07/02/26 (Call 06/02/26)(c)	$400	$355,236
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 12/01/22)(b)(d)	440	316,818
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(b)	180	164,034
CCCI Treasure Ltd.
3.43%, (Call 11/21/24)(a)(c)(e)	600	557,604
3.65%, (Call 11/21/26)(a)(c)(e)	200	174,936
China Railway Xunjie Co. Ltd.
3.25%, 07/28/26(c)	400	375,084
4.00%, 07/06/27(c)	200	190,944
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26)(a)(c)(e)	400	360,712
China State Construction Finance Cayman III Ltd., 4.00%, (Call 12/03/24)(a)(c)(e)	200	189,008
Chongqing International Logistics Hub Park Construction Co. Ltd., 4.30%, 09/26/24(c)	200	178,402
Chouzhou International Investment Ltd., 4.00%, 02/18/25(c)	600	570,684
CRCC Hean Ltd., 1.88%, 05/20/26 (Call 04/20/26)(c)	400	358,144
Delhi International Airport Ltd., 6.13%, 10/31/26(c)	200	180,012
Dianjian Haiyu Ltd.
3.45%, (Call 09/29/25)(a)(c)(e)	600	551,406
4.30%, (Call 06/20/24)(a)(c)(e)	200	192,840
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	201	190,717
Fujian Zhanglong Group Co. Ltd., 3.45%, 12/19/23(c)	400	388,352
Henan Water Conservancy Investment Group Co. Ltd., 2.80%, 09/18/25(c)	400	363,060
Hongkong International Qingdao Co. Ltd., 4.00%, 10/08/24(c)	200	186,514
IHS Holding Ltd., 5.63%, 11/29/26 (Call 11/29/23)(c)	400	300,088
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(b)	140	103,587
Lendlease U.S. Capital Inc., 4.50%, 05/26/26(c)	250	229,073
Mexico City Airport Trust, 4.25%, 10/31/26 (Call 07/31/26)(c)	400	357,616
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (Call 04/01/26)(a)(c)(e)	200	179,546
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(b)	185	168,359
Sepco Virgin Ltd., 3.55%, (Call 10/25/24)(a)(c)(e)	200	188,888
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	23	21,478
3.63%, 04/28/26 (Call 01/28/26)(b)	350	319,372
Tutor Perini Corp., 6.88%, 05/01/25 (Call 11/16/22)(b)(d)	230	184,423
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(c)	400	381,136
Xingcheng Bvi Ltd., 2.38%, 10/08/26(c)	200	175,794
Yongda Investment Ltd., 2.25%, 06/16/25(c)	400	365,948

		9,633,411

Entertainment — 0.3%
AMC Entertainment Holdings Inc., 10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)(f)	625	332,175
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 12/01/22)(b)	200	185,464
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 11/14/22)(b)	1,480	1,444,880
8.13%, 07/01/27 (Call 07/01/23)(b)(d)	790	768,496
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 11/14/22)(b)	440	430,197
CCM Merger Inc., 6.38%, 05/01/26 (Call 12/01/22)(b)	120	110,140

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 12/01/22)	$250	$235,062
5.50%, 05/01/25 (Call 12/01/22)(b)	440	437,008
Churchill Downs Inc., 5.50%, 04/01/27 (Call 12/01/22)(b)	275	263,054
Cinemark USA Inc.
5.88%, 03/15/26 (Call 03/15/23)(b)	175	147,567
8.75%, 05/01/25 (Call 12/01/22)(b)	112	112,811
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	140	115,079
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 12/01/22)(b)	161	159,242
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	275	255,131
6.25%, 01/15/27 (Call 07/15/26)(b)	335	331,938
6.50%, 02/15/25 (Call 08/15/24)(b)	375	375,109
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 12/01/22)(b)	425	378,407
4.88%, 11/01/24 (Call 12/01/22)(b)	305	296,262
5.63%, 03/15/26 (Call 12/01/22)(b)(d)	140	134,175
6.50%, 05/15/27 (Call 05/15/23)(b)	520	517,254
Magallanes Inc.
3.43%, 03/15/24(b)	590	569,326
3.64%, 03/15/25(b)	867	817,685
3.76%, 03/15/27 (Call 02/15/27)(b)	1,869	1,663,373
3.79%, 03/15/25 (Call 03/15/23)(b)	227	213,909
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	180	167,404
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 11/16/22)(b)(d)	220	221,170
8.00%, 02/01/26 (Call 02/01/23)(b)	519	437,596
Odeon Finco PLC, 12.75%, 11/01/27	200	179,626
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 12/01/22)(b)	175	159,407
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/14/22)(b)(d)	165	146,169
Scientific Games International Inc., 8.63%, 07/01/25 (Call 12/01/22)(b)	285	293,729
SeaWorld Parks & Entertainment Inc., 8.75%, 05/01/25 (Call 12/01/22)(b)	120	123,091
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 12/01/22)(b)	423	409,477
5.50%, 04/15/27 (Call 12/01/22)(b)(d)	225	202,394
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 12/01/22)(b)(d)	167	168,717
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)	350	319,658
Vail Resorts Inc., 6.25%, 05/15/25 (Call 12/01/22)(b)	280	278,606
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 12/01/22)(b)	257	250,500

		13,651,288

Environmental Control — 0.1%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 12/01/22)(b)	250	235,445
FS Luxembourg Sarl, 10.00%, 12/15/25(c)	200	203,620
GFL Environmental Inc.
3.75%, 08/01/25 (Call 12/01/22)(b)	320	302,397
4.25%, 06/01/25 (Call 12/01/22)(b)	255	244,349
5.13%, 12/15/26 (Call 12/15/22)(b)	230	219,356
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	305	267,454
2.50%, 08/15/24 (Call 07/15/24)	1,090	1,038,127

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
2.90%, 07/01/26 (Call 04/01/26)	$10	$9,154
3.20%, 03/15/25 (Call 12/15/24)	222	211,151
Stericycle Inc., 5.38%, 07/15/24 (Call 11/16/22)(b)	275	270,996
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	125	135,689
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	500	441,645
3.13%, 03/01/25 (Call 12/01/24)	405	389,594
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 12/01/22)(b)	240	221,985

		4,190,962

Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 12/01/22)(b)	320	288,093
4.63%, 01/15/27 (Call 01/15/23)(b)	605	561,113
7.50%, 03/15/26 (Call 12/01/22)(b)	276	282,906
Almarai Sukuk Ltd., 4.31%, 03/05/24(c)	200	195,950
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(c)	200	190,150
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(c)	250	175,040
B&G Foods Inc.
5.25%, 04/01/25 (Call 12/01/22)	400	363,364
5.25%, 09/15/27 (Call 12/01/22)	230	192,843
Bestfoods, Series E, 7.25%, 12/15/26	50	54,238
Blossom Joy Ltd., 3.10%, (Call 07/21/25)(a)(c)(e)	600	548,532
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	232	220,890
3.95%, 03/15/25 (Call 01/15/25)	547	530,486
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(c)	400	361,400
5.15%, 02/12/25 (Call 11/12/24)(c)	200	196,044
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(c)	600	542,508
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(c)	400	334,188
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 12/01/22)(b)(d)	225	213,752
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	808	794,506
4.60%, 11/01/25 (Call 09/01/25)	619	601,594
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	800	728,928
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 12/01/22)(b)	20	17,729
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	100	92,791
3.65%, 02/15/24 (Call 11/15/23)	223	219,869
4.00%, 04/17/25 (Call 02/17/25)	515	501,280
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(c)	400	392,020
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	392	353,909
2.05%, 11/15/24 (Call 10/15/24)	500	473,345
2.30%, 08/15/26 (Call 05/15/26)	25	22,725
3.20%, 08/21/25 (Call 05/21/25)	30	28,715
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 11/14/22)(b)(d)	155	90,442
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 2.50%, 01/15/27 (Call 12/15/26)(b)	455	388,065
JM Smucker Co. (The), 3.50%, 03/15/25	1,040	997,017
KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26 (Call 12/01/22)(b)	70	69,166

Security	Par (000)	Value

Food (continued)
Kellogg Co.
2.65%, 12/01/23	$311	$304,668
3.25%, 04/01/26	235	220,211
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,143	1,053,343
3.88%, 05/15/27 (Call 02/15/27)	502	470,585
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	335	299,668
3.50%, 02/01/26 (Call 11/01/25)	425	398,284
4.00%, 02/01/24 (Call 11/01/23)	382	376,339
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	110	94,684
2.70%, 04/01/25 (Call 03/01/25)(b)	339	321,145
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	445	384,142
3.15%, 08/15/24 (Call 06/15/24)	334	321,472
3.40%, 08/15/27 (Call 05/15/27)	139	126,562
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	525	480,522
1.25%, 09/24/26 (Call 08/24/26)(b)	490	419,386
2.25%, 09/19/24 (Call 08/19/24)(b)	290	273,305
4.25%, 09/15/25(b)	300	291,783
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	566	517,862
2.63%, 03/17/27 (Call 02/17/27)	7	6,236
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 11/30/22)(c)	400	387,764
Nestle Holdings Inc.
0.38%, 01/15/24(b)	300	283,941
0.63%, 01/15/26 (Call 12/15/25)(b)(d)	400	348,976
1.15%, 01/14/27 (Call 12/14/26)(b)	385	329,529
3.50%, 09/24/25 (Call 07/24/25)(b)	525	505,606
4.00%, 09/12/25(b)(d)	920	903,523
4.13%, 10/01/27 (Call 09/01/27)(b)	500	481,485
Performance Food Group Inc.
5.50%, 10/15/27 (Call 12/01/22)(b)	475	452,143
6.88%, 05/01/25 (Call 12/01/22)(b)(d)	150	149,521
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 12/01/22)(b)	7	6,848
Post Holdings Inc., 5.75%, 03/01/27 (Call 11/16/22)(b)	220	213,125
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(c)	400	365,760
Sigma Holdco BV, 7.88%, 05/15/26 (Call 11/11/22)(b)	215	132,001
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	482	436,571
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	107	96,839
3.30%, 07/15/26 (Call 04/15/26)	597	552,488
3.75%, 10/01/25 (Call 07/01/25)	75	71,710
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	230	211,731
3.95%, 08/15/24 (Call 05/15/24)	146	142,514
4.00%, 03/01/26 (Call 01/01/26)	882	842,398
U.S. Foods Inc., 6.25%, 04/15/25 (Call 12/01/22)(b)	469	469,084
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(c)	200	140,414
Walmart Inc., 3.90%, 09/09/25	220	215,908
Yili Holding Investment Co., 1.63%, 11/19/25 (Call 10/19/25)(c)	200	176,944

		25,300,618

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 12/01/22)(b)	$290	$281,726
6.38%, 05/01/25 (Call 12/01/22)(b)	685	678,150

		959,876

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 5.38%, 02/01/25(b)(d)	156	151,502
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	252	241,313
5.50%, 01/17/27	313	301,109
Georgia-Pacific LLC
0.63%, 05/15/24(b)	778	724,847
0.95%, 05/15/26 (Call 04/15/26)(b)	40	34,523
1.75%, 09/30/25 (Call 08/30/25)(b)	454	410,720
2.10%, 04/30/27 (Call 02/28/27)(b)	160	140,586
3.60%, 03/01/25 (Call 12/01/24)(b)	637	612,934
8.00%, 01/15/24	404	417,247
Inversiones CMPC SA
4.38%, 04/04/27(c)	200	184,638
4.75%, 09/15/24 (Call 06/15/24)(c)	200	195,508
Mercer International Inc., 5.50%, 01/15/26 (Call 12/01/22)	146	137,404
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(b)	135	133,400
Suzano Austria GmbH, 5.75%, 07/14/26(c)	200	196,826
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	70	67,888

		3,950,445

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	315	301,294
5.63%, 05/20/24 (Call 03/20/24)	299	292,598
5.75%, 05/20/27 (Call 02/20/27)	220	203,080
5.88%, 08/20/26 (Call 05/20/26)	300	281,904
APA Infrastructure Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	770	735,635
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	5	4,556
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(c)	200	184,938
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	360	332,255
4.63%, 08/05/27 (Call 07/05/27)(b)	425	398,374
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	908	811,516
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	279	269,414
Series A, 2.50%, 11/15/24 (Call 10/15/24)	405	383,138
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(c)(d)	400	310,924
ENN Energy Holdings Ltd., 4.63%, 05/17/27 (Call 04/17/27)(c)	400	376,240
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	380	335,232
Korea Gas Corp.
1.13%, 07/13/26(c)	600	514,956
3.50%, 07/21/25(c)	200	190,174
3.50%, 07/02/26(c)	600	563,640
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	360	352,073
5.50%, 01/15/26 (Call 12/15/25)	140	137,119
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	982	869,806
ONE Gas Inc.
1.10%, 03/11/24 (Call 11/16/22)	110	104,078

Security	Par (000)	Value

Gas (continued)
3.61%, 02/01/24 (Call 11/01/23)	$35	$34,296
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(c)	600	587,574
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26 (Call 05/19/26)(c)	400	352,372
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	1,070	967,387
3.15%, 09/15/24 (Call 06/15/24)	335	323,188
3.20%, 06/15/25 (Call 03/15/25)	50	47,509
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	162	147,535
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	335	308,243
Talent Yield International Ltd., 2.00%, 05/06/26 (Call 04/26/26)(c)	200	179,314
Towngas Finance Ltd., 4.75%, (Call 02/12/24)(a)(c)(e)	200	194,026

		11,094,388

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	165	154,991
4.00%, 03/15/60 (Call 03/15/25)(a)	510	423,035
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 11/14/22)(b)(d)	108	92,584

		670,610

Health Care - Products — 0.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	898	861,029
3.75%, 11/30/26 (Call 08/30/26)	65	62,465
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(b)	230	204,868
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)	1,287	1,106,575
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	394	363,725
3.45%, 03/01/24 (Call 02/01/24)	439	429,544
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	20	19,109
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	799	754,168
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	689	620,493
3.38%, 05/15/24 (Call 02/15/24)	416	405,093
3.38%, 11/01/25 (Call 08/01/25)	676	644,025
3.50%, 03/15/26 (Call 12/15/25)	227	215,044
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 12/01/22)	1,395	1,298,843
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	100	98,021
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 12/01/22)	105	96,856
3.05%, 01/15/26 (Call 12/15/25)	507	470,445

		7,650,303

Health Care - Services — 0.7%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	770	744,120
Air Methods Corp., 8.00%, 05/15/25 (Call 12/01/22)(b)	225	115,067
Akumin Inc., 7.00%, 11/01/25 (Call 12/01/22)(b)	215	174,382
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 12/01/22)(b)	220	206,932
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(b)	820	653,819
8.00%, 03/15/26 (Call 12/01/22)(b)	920	793,233
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	282	250,656
2.76%, 10/01/24 (Call 07/01/24)	638	606,151

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	$967	$854,567
2.38%, 01/15/25 (Call 12/15/24)	933	877,001
3.35%, 12/01/24 (Call 10/01/24)	433	416,879
3.50%, 08/15/24 (Call 05/15/24)	757	735,600
5.35%, 10/15/25	370	370,189
Encompass Health Corp., 5.75%, 09/15/25 (Call 12/01/22)	213	211,899
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 12/01/22)(b)	450	137,277
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	30	29,311
Fresenius Medical Care U.S. Finance III Inc., 1.88%, 12/01/26 (Call 11/01/26)(b)	50	40,887
Global Medical Response Inc., 6.50%, 10/01/25 (Call 11/03/22)(b)	265	204,962
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 12/01/22)(b)	145	131,846
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(b)	482	426,874
4.50%, 02/15/27 (Call 08/15/26)	205	191,999
5.00%, 03/15/24	1,106	1,096,566
5.25%, 04/15/25	676	664,846
5.25%, 06/15/26 (Call 12/15/25)	770	746,823
5.38%, 02/01/25	1,255	1,239,702
5.38%, 09/01/26 (Call 03/01/26)	543	526,998
5.88%, 02/15/26 (Call 08/15/25)	702	696,026
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	272	245,749
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)	686	594,357
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	697	584,232
3.85%, 10/01/24 (Call 07/01/24)	218	212,474
3.95%, 03/15/27 (Call 12/15/26)	5	4,682
4.50%, 04/01/25 (Call 03/01/25)	719	704,598
IQVIA Inc.
5.00%, 10/15/26 (Call 12/01/22)(b)	550	525,783
5.00%, 05/15/27 (Call 12/01/22)(b)	425	404,749
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	467	405,281
2.30%, 12/01/24 (Call 11/01/24)	180	168,955
3.25%, 09/01/24 (Call 07/01/24)	356	342,753
3.60%, 02/01/25 (Call 11/01/24)	636	609,867
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 12/01/22)(b)	280	221,074
6.75%, 04/15/25 (Call 12/01/22)(b)	280	247,960
ModivCare Inc., 5.88%, 11/15/25 (Call 12/01/22)(b)	230	219,733
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	395	348,465
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 12/01/22)(b)	395	344,507
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	230	215,814
3.50%, 03/30/25 (Call 12/30/24)	365	349,933
4.25%, 04/01/24 (Call 01/01/24)	65	64,106
Quorum Health Corp., 11.63%, 04/15/23(h)(i)	100	—
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/22)(b)	610	487,207
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)	200	175,834
1.88%, 03/08/24(b)	1,000	961,360

Security	Par (000)	Value

Health Care - Services (continued)
2.13%, 03/10/25 (Call 02/10/25)(b)	$920	$864,478
2.31%, 03/10/27 (Call 02/10/27)(b)	780	696,634
2.63%, 05/15/26 (Call 02/15/26)(b)	200	185,024
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)	365	274,615
Select Medical Corp., 6.25%, 08/15/26 (Call 12/01/22)(b)(d)	535	510,427
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 12/01/22)(b)(d)	155	146,128
10.00%, 04/15/27 (Call 12/01/22)(b)	245	237,939
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	222	199,534
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 11/16/22)(b)(d)	320	242,710
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 12/01/22)	370	360,643
4.63%, 09/01/24 (Call 11/16/22)(b)	282	274,631
4.88%, 01/01/26 (Call 12/01/22)(b)	935	883,781
6.25%, 02/01/27 (Call 12/01/22)(b)	650	624,494
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(b)	325	294,271
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	470	444,629
0.55%, 05/15/24 (Call 11/14/22)	270	252,658
1.15%, 05/15/26 (Call 04/15/26)	1,057	932,295
1.25%, 01/15/26	223	198,214
2.38%, 08/15/24	625	597,869
3.10%, 03/15/26	107	100,676
3.38%, 04/15/27	40	37,335
3.45%, 01/15/27	45	42,264
3.50%, 02/15/24	657	646,245
3.75%, 07/15/25	1,216	1,180,700
5.00%, 10/15/24	1,000	1,000,370
5.15%, 10/15/25	475	476,012
5.25%, 02/15/28	370	370,892
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(b)	455	382,377
UPMC, Series D-1, 3.60%, 04/03/25	75	72,065
US Renal Care Inc., 10.63%, 07/15/27 (Call 12/01/22)(b)	220	87,789

		34,201,784

Holding Companies - Diversified — 0.6%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(c)	200	198,414
Amipeace Ltd.
1.50%, 10/22/25(c)	200	179,736
1.75%, 11/09/26(c)	200	177,490
2.50%, 12/05/24(c)	800	761,000
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	392	324,074
2.88%, 06/15/27 (Call 05/15/27)	35	28,814
3.25%, 07/15/25 (Call 06/15/25)	661	596,414
3.88%, 01/15/26 (Call 12/15/25)	630	565,488
4.20%, 06/10/24 (Call 05/10/24)	572	550,092
4.25%, 03/01/25 (Call 01/01/25)	479	448,986
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	220	178,347
2.95%, 03/10/26 (Call 02/10/26)	317	268,255
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	210	173,628
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(c)	600	577,224
Blackstone Private Credit Fund
1.75%, 09/15/24	425	388,293
2.63%, 12/15/26 (Call 11/15/26)	717	592,694

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
2.70%, 01/15/25 (Call 11/15/24)	$482	$442,650
3.25%, 03/15/27 (Call 02/15/27)	554	459,676
4.70%, 03/24/25(d)	457	439,209
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	390	313,751
2.75%, 09/16/26 (Call 08/19/26)	460	394,809
3.63%, 01/15/26 (Call 12/15/25)	550	496,045
Bright Galaxy International Ltd., 3.25%, 07/15/26(c)	200	146,122
Ccthk 2021 Ltd., 2.75%, 01/19/27(c)	200	177,930
CITIC Ltd.
2.45%, 02/25/25(c)	400	374,012
2.88%, 02/17/27 (Call 01/17/27)(c)	200	180,584
3.70%, 06/14/26(c)	200	189,638
3.88%, 02/28/27(c)	400	376,412
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(b)	770	749,002
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	210	185,671
FS KKR Capital Corp.
1.65%, 10/12/24	450	408,042
3.25%, 07/15/27 (Call 06/15/27)	450	368,937
3.40%, 01/15/26 (Call 12/15/25)	572	503,520
4.13%, 02/01/25 (Call 01/01/25)	70	65,490
4.25%, 02/14/25 (Call 01/14/25)(b)	140	130,260
4.63%, 07/15/24 (Call 06/15/24)	416	400,059
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(c)	200	166,344
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	380	343,691
3.75%, 02/10/25 (Call 01/10/25)	201	192,759
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	270	215,992
2.50%, 08/24/26 (Call 07/24/26)	325	270,384
3.38%, 04/15/24 (Call 03/15/24)	65	61,849
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(c)	200	182,756
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(c)	600	547,020
Huarong Finance 2017 Co. Ltd., 4.75%, 04/27/27(c)	400	288,476
Huarong Finance 2019 Co. Ltd.
3.25%, 11/13/24 (Call 10/13/24)(c)	400	336,308
3.75%, 05/29/24(c)	400	351,568
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(c)	200	150,710
5.00%, 11/19/25(c)	400	320,072
5.50%, 01/16/25(c)	1,000	848,890
Huatong International Investment Holdings Co. Ltd., 2.98%, 03/04/24(c)	400	371,288
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	500	482,933
5.25%, 05/15/27 (Call 11/15/26)	638	587,295
6.25%, 05/15/26 (Call 12/01/22)	545	523,402
6.38%, 12/15/25 (Call 12/01/22)	335	325,215
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(c)	200	180,344
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(c)	400	380,184
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	472	399,378
5.20%, 05/01/24	245	238,532
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(c)	600	568,626
2.50%, 05/21/26 (Call 04/21/26)(c)	200	182,804

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.00%, 04/19/24(c)	$400	$387,200
3.00%, 03/28/27 (Call 02/28/27)(c)	200	183,984
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	75	67,287
Mumtalakat Sukuk Holding Co., 5.63%, 02/27/24(c)	400	397,608
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	365	339,786
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	60	47,999
3.40%, 07/15/26 (Call 06/15/26)	260	221,499
3.75%, 07/22/25 (Call 06/22/25)	417	381,055
4.00%, 03/30/25 (Call 02/28/25)	342	317,260
4.25%, 01/15/26 (Call 12/15/25)	518	469,168
5.25%, 04/15/24 (Call 03/15/24)	149	146,272
OWL Rock Core Income Corp., 7.75%, 09/16/27 (Call 08/16/27)(b)	200	195,068
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	370	296,751
3.75%, 06/17/26 (Call 05/17/26)(b)	35	30,133
4.75%, 12/15/25 (Call 11/15/25)(b)	163	145,665
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	40	32,454
3.71%, 01/22/26 (Call 12/22/25)	130	111,740
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(c)	400	357,968
3.25%, 05/21/24(c)	200	194,324
3.63%, 05/04/27(c)	200	188,132
Senaat Sukuk Ltd., 4.76%, 12/05/25(c)	200	195,106
SFG International Holdings Co. Ltd., 2.40%, 06/03/26(c)	400	359,048
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	320	303,738
Stena AB, 7.00%, 02/01/24(b)	200	188,582
Stena International SA
5.75%, 03/01/24(b)	160	149,866
6.13%, 02/01/25 (Call 11/11/22)(b)	160	150,197
Swire Pacific MTN Financing Ltd., 3.88%, 09/21/25(c)	200	191,848
Xi Yang Overseas Ltd., 4.30%, 06/05/24(c)	400	388,332
Yieldking Investment Ltd., 2.80%, 08/18/26(c)	200	178,744
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(c)	600	572,316

		28,516,718

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 11/16/22)(b)	100	80,860
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 11/16/22)	150	125,944
6.75%, 03/15/25 (Call 11/16/22)(d)	120	111,592
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 12/01/22)(b)	260	226,980
Century Communities Inc., 6.75%, 06/01/27 (Call 12/01/22)	220	210,166
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	550	459,690
2.50%, 10/15/24 (Call 09/15/24)	477	449,687
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(b)	205	177,690
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(b)	190	163,263
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 11/14/22)(b)(d)	124	119,235
10.50%, 02/15/26 (Call 12/01/22)(b)(d)	135	130,526

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
KB Home, 6.88%, 06/15/27 (Call 12/15/26)(d)	$130	$125,778
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	333	327,642
4.75%, 05/30/25 (Call 02/28/25)	485	471,076
4.88%, 12/15/23 (Call 09/15/23)	202	200,430
5.25%, 06/01/26 (Call 12/01/25)	90	87,477
5.88%, 11/15/24 (Call 05/15/24)	425	425,497
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	130	117,096
6.00%, 06/01/25 (Call 03/01/25)	220	214,942
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 12/01/22)(b)(d)	120	93,994
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	50	48,090
5.50%, 03/01/26 (Call 12/01/25)	55	53,874
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)(d)	105	91,446
Taylor Morrison Communities Inc., 5.88%, 06/15/27 (Call 03/15/27)(b)	225	211,581
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	166	163,933
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)(d)	186	176,713
4.88%, 03/15/27 (Call 12/15/26)	324	298,712
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	260	256,321
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	130	112,696

		5,732,931

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	57	55,279
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	24	23,173
Panasonic Holdings Corp., 2.68%, 07/19/24 (Call 06/19/24)(b)	360	342,857
TCL Technology Investment, 1.88%, 07/14/25(c)	212	189,984
Whirlpool Corp.
3.70%, 05/01/25	127	122,315
4.00%, 03/01/24	147	144,448

		878,056

Household Products & Wares — 0.0%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 12/01/22)	50	46,265
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	80	66,794
3.05%, 08/15/25	32	30,499
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 5.00%, 12/31/26 (Call 06/30/23)(b)	205	185,816
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	434	415,685
3.00%, 06/26/27 (Call 03/26/27)(b)	900	816,579
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 12/01/22)	202	199,255

		1,760,893

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 12/01/22)(b)	100	95,690
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 12/01/22)(b)	325	308,734
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	100	97,032
4.45%, 04/01/26 (Call 01/01/26)	930	864,946

Security	Par (000)	Value

Housewares (continued)
4.88%, 06/01/25 (Call 05/01/25)	$260	$250,851
6.38%, 09/15/27 (Call 06/15/27)	190	186,044
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 11/16/22)(d)	105	97,658
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(c)	400	370,516

		2,271,471

Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 12/01/22)(b)	410	388,688
10.13%, 08/01/26 (Call 12/01/22)(b)	180	179,683
Aflac Inc., 1.13%, 03/15/26 (Call 02/15/26)	80	70,036
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(c)(e)	400	310,260
3.20%, 03/11/25 (Call 12/11/24)(b)	200	190,010
5.63%, 10/25/27	1,000	985,440
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	325	293,673
6.75%, 10/15/27 (Call 12/01/22)(b)	482	440,543
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	310	294,977
Allstate Corp. (The), 0.75%, 12/15/25 (Call 11/15/25)	320	277,674
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	41	38,396
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	971	901,583
3.90%, 04/01/26 (Call 01/01/26)	390	371,487
4.13%, 02/15/24	574	566,234
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	365	324,051
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	737	716,946
3.88%, 12/15/25 (Call 09/15/25)	660	628,195
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50 (Call 08/15/25), (3 mo. LIBOR US + 3.593%)(a)(c)	400	365,956
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	415	412,771
AssuredPartners Inc., 7.00%, 08/15/25 (Call 12/01/22)(b)	230	221,842
Athene Global Funding
0.91%, 08/19/24(b)	565	513,839
1.00%, 04/16/24(b)	545	507,302
1.45%, 01/08/26(b)	295	255,140
1.61%, 06/29/26(b)	570	484,141
1.72%, 01/07/25(b)	500	458,370
1.73%, 10/02/26(b)	485	409,476
2.50%, 01/14/25(b)	590	548,134
2.55%, 06/29/25(b)	200	181,298
2.75%, 06/25/24(b)	483	457,155
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(d)	2,650	2,394,858
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	1,089	1,032,100
Brighthouse Financial Global Funding
1.20%, 12/15/23(b)	250	238,088
1.55%, 05/24/26(b)	344	294,306
1.75%, 01/13/25(b)	355	323,299
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	336	327,607
Chubb INA Holdings Inc.
3.15%, 03/15/25	90	86,001
3.35%, 05/03/26 (Call 02/03/26)	310	291,890

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/44 (Call 09/11/24)(a)(c)	$450	$413,055
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26), (3 mo. LIBOR US + 4.918%)(a)(c)	200	186,382
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	467	455,997
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	362	355,010
CNO Global Funding
1.65%, 01/06/25(b)	350	320,639
1.75%, 10/07/26(b)	435	373,086
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(b)	592	558,428
3.65%, 04/05/27 (Call 03/05/27)(b)	905	820,744
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26)(a)(b)(e)	200	178,238
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(a)	225	174,335
5.75%, 09/01/40 (Call 09/01/25)(a)	156	138,807
Equitable Financial Life Global Funding
0.80%, 08/12/24(b)	615	566,649
1.00%, 01/09/26(b)	20	17,290
1.10%, 11/12/24(b)	620	568,608
1.30%, 07/12/26(b)	485	414,132
1.40%, 07/07/25(b)	615	549,189
1.70%, 11/12/26(b)	520	448,458
F&G Global Funding
0.90%, 09/20/24(b)	595	540,076
1.75%, 06/30/26(b)	565	488,329
2.30%, 04/11/27(b)	400	342,940
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	260	254,290
First American Financial Corp., 4.60%, 11/15/24	30	29,093
FWD Ltd., 5.00%, 09/24/24(c)	200	193,278
GA Global Funding Trust
1.00%, 04/08/24(b)	890	826,445
1.25%, 12/08/23(b)	435	413,920
1.63%, 01/15/26(b)	500	436,200
2.25%, 01/06/27(b)	505	433,239
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(b)	325	240,227
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	541	474,836
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 12/01/22)(b)	205	195,509
Guardian Life Global Funding
0.88%, 12/10/25(b)	370	322,340
1.10%, 06/23/25(b)	427	382,161
2.90%, 05/06/24(b)	405	391,542
3.25%, 03/29/27(b)	400	369,824
5.55%, 10/28/27	1,000	1,001,040
Guoren Property & Casualty Insurance Co Ltd., 3.35%, 06/01/26 (Call 03/01/26)(c)	200	172,968
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32 (Call 02/04/27)(a)(c)	400	331,552
Hub International Ltd., 7.00%, 05/01/26 (Call 11/14/22)(b)	725	715,531
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)	50	47,778
Jackson National Life Global Funding
2.65%, 06/21/24(b)	767	730,353
3.25%, 01/30/24(b)	182	176,540
3.88%, 06/11/25(b)	535	510,256

Security	Par (000)	Value

Insurance (continued)
Liberty Mutual Group Inc., 4.13%, 12/15/51 (Call 09/15/26)(a)(b)	$215	$162,592
Lincoln National Corp., 3.35%, 03/09/25	146	139,640
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	214	205,603
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	92	81,308
4.15%, 03/04/26	913	878,589
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	529	514,267
3.50%, 03/10/25 (Call 12/10/24)	428	411,107
3.88%, 03/15/24 (Call 02/15/24)	927	910,620
MassMutual Global Funding II
0.60%, 04/12/24(b)	539	503,825
1.20%, 07/16/26(b)	60	52,148
2.75%, 06/22/24(b)	350	336,126
2.80%, 03/21/25(b)	450	426,177
2.95%, 01/11/25(b)	500	476,880
4.15%, 08/26/25(b)	228	220,451
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	20	18,213
Met Tower Global Funding
1.25%, 09/14/26(b)	985	842,805
3.70%, 06/13/25(b)	905	868,728
MetLife Inc.
3.00%, 03/01/25	410	391,427
3.60%, 04/10/24	393	384,338
Metropolitan Life Global Funding I
0.70%, 09/27/24(b)	490	449,080
0.95%, 07/02/25(b)(d)	520	464,854
2.80%, 03/21/25(b)	330	312,051
3.60%, 01/11/24(b)	515	505,230
4.05%, 08/25/25(b)	150	145,008
4.40%, 06/30/27(b)	705	675,256
Muang Thai Life Assurance PCL, 3.55%, 01/27/37 (Call 10/27/26)(a)(c)	200	161,546
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24)(a)(b)	200	189,392
New York Life Global Funding
0.60%, 08/27/24(b)	535	493,297
0.85%, 01/15/26(b)	80	70,145
0.95%, 06/24/25(b)	248	221,640
1.15%, 06/09/26(b)	505	439,764
1.45%, 01/14/25(b)(d)	500	461,090
2.00%, 01/22/25(b)	680	633,474
2.88%, 04/10/24(b)	589	570,776
2.90%, 01/17/24(b)	324	315,991
3.15%, 06/06/24(b)	590	572,501
3.25%, 04/07/27(b)	450	416,331
3.60%, 08/05/25(b)	777	743,659
Nippon Life Insurance Co., 5.10%, 10/16/44 (Call 10/16/24)(a)(b)	1,425	1,367,416
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	191	191,521
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	40	34,755
1.75%, 01/11/27(b)	870	752,628
4.00%, 07/01/25(b)	935	906,660
4.35%, 09/15/27(b)	45	43,217
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	80	75,012
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	845	735,598

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Phoenix Group Holdings PLC, 4.75%, 09/04/31 (Call 06/04/26)(a)(c)	$200	$170,126
Pricoa Global Funding I
0.80%, 09/01/25(b)	500	440,670
1.15%, 12/06/24(b)(d)	395	361,950
1.20%, 09/01/26(b)	1,010	872,408
2.40%, 09/23/24(b)	750	711,052
4.20%, 08/28/25(b)	670	646,456
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	45	42,937
Principal Life Global Funding, 1.38%, 01/10/25(b)	520	476,346
Principal Life Global Funding II
0.75%, 04/12/24(b)	472	440,617
0.75%, 08/23/24(b)	45	41,450
0.88%, 01/12/26(b)	380	328,495
1.25%, 06/23/25(b)	360	322,852
1.25%, 08/16/26(b)	395	335,900
1.50%, 11/17/26(b)	500	427,640
2.25%, 11/21/24(b)	530	496,371
3.00%, 04/18/26(b)	450	412,259
Progressive Corp. (The), 2.50%, 03/15/27 (Call 02/15/27)	255	227,720
Protective Life Global Funding
0.78%, 07/05/24(b)	400	369,192
1.17%, 07/15/25(b)	450	398,538
1.30%, 09/20/26(b)(d)	380	325,303
1.62%, 04/15/26(b)(d)	385	337,918
3.10%, 04/15/24(b)	230	221,709
3.22%, 03/28/25(b)	350	330,978
4.71%, 07/06/27(b)	335	320,742
Prudential Financial Inc.
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	220	205,293
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	290	271,631
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	250	265,268
QBE Insurance Group Ltd.
5.25%, (Call 05/16/25)(a)(c)(e)	400	348,952
5.88%, (Call 05/12/25)(a)(b)(d)(e)	200	182,106
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	550	468,660
2.50%, 10/30/24(b)	130	121,984
2.75%, 05/07/25(b)	25	23,189
Sammons Financial Group Inc., 4.45%, 05/12/27 (Call 02/12/27)(b)	50	45,767
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	427	365,525
Security Benefit Global Funding, 1.25%, 05/17/24(b)	45	41,849
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	20	18,070
Swiss Re America Holding Corp., 7.00%, 02/15/26	100	104,776
Swiss Re Finance Luxembourg SA, 4.25%, (Call 09/04/24)(a)(c)(e)	400	336,000
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(b)	505	484,123
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25)(a)(c)(e)	200	165,526
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	150	142,859
USI Inc./NY, 6.88%, 05/01/25 (Call 12/01/22)(b)	292	284,814
Vigorous Champion International Ltd., 2.75%, 06/02/25(c)	600	541,206
Voya Financial Inc., 3.65%, 06/15/26	100	92,841

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	$635	$614,451
4.65%, 06/15/27 (Call 05/15/27)	807	760,299
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/45 (Call 10/01/25), (3 mo. LIBOR US + 3.177%)(a)(c)	400	347,824
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(c)	200	157,506
3.50%, 03/08/26 (Call 12/08/25)(c)	400	303,552

		68,867,199

Internet — 0.5%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	955	905,827
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,006	899,223
0.80%, 08/15/27 (Call 06/15/27)	55	46,319
2.00%, 08/15/26 (Call 05/15/26)	90	81,945
3.38%, 02/25/24	453	446,309
Amazon.com Inc.
0.45%, 05/12/24	1,243	1,165,462
0.80%, 06/03/25 (Call 05/03/25)	651	589,214
1.00%, 05/12/26 (Call 04/12/26)	1,830	1,602,037
1.20%, 06/03/27 (Call 04/03/27)	35	29,792
2.73%, 04/13/24(d)	1,000	973,670
2.80%, 08/22/24 (Call 06/22/24)	1,306	1,262,811
3.00%, 04/13/25	945	908,570
3.15%, 08/22/27 (Call 05/22/27)	360	333,367
3.30%, 04/13/27 (Call 03/13/27)	1,275	1,196,383
3.80%, 12/05/24 (Call 09/05/24)	445	437,466
5.20%, 12/03/25 (Call 09/03/25)	420	426,283
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	200	165,364
1.72%, 04/09/26 (Call 03/09/26)	50	43,562
3.08%, 04/07/25 (Call 03/07/25)(d)	510	476,100
4.13%, 06/30/25	485	461,885
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	10	9,449
3.65%, 03/15/25 (Call 12/15/24)	435	419,070
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(b)	200	171,156
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	245	221,838
7.00%, 06/15/27 (Call 06/15/24)(b)	195	186,379
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	647	563,071
1.90%, 03/11/25 (Call 02/11/25)	950	877,952
3.45%, 08/01/24 (Call 05/01/24)	276	268,369
Expedia Group Inc.
4.63%, 08/01/27 (Call 05/01/27)	84	78,652
5.00%, 02/15/26 (Call 11/15/25)	165	159,453
6.25%, 05/01/25 (Call 02/01/25)(b)	661	660,610
Getty Images Inc., 9.75%, 03/01/27 (Call 11/16/22)(b)(d)	155	153,483
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 11/14/22)(b)	220	147,679
JD.com Inc., 3.88%, 04/29/26	250	231,780
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(c)	400	331,356
Meta Platforms Inc., 3.50%, 08/15/27 (Call 07/15/27)(b)	1,595	1,465,326
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(b)	350	252,053
NAVER Corp., 1.50%, 03/29/26(c)	400	349,484

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	$260	$247,450
4.38%, 11/15/26	430	410,143
5.75%, 03/01/24(d)	195	196,541
5.88%, 02/15/25	380	382,234
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%, 04/30/27 (Call 10/15/23)(b)(d)	170	153,019
NortonLifeLock Inc.
5.00%, 04/15/25 (Call 11/14/22)(b)	490	476,402
6.75%, 09/30/27 (Call 09/30/24)(b)	370	365,001
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 12/01/22)(b)	345	227,586
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(c)	600	496,728
4.85%, 07/06/27 (Call 04/06/27)(c)	200	174,520
Rakuten Group Inc., 5.13%, (Call 04/22/26)(a)(b)(d)(e)	330	243,867
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(c)	600	528,360
3.28%, 04/11/24 (Call 03/11/24)(c)(d)	600	580,662
3.58%, 04/11/26 (Call 02/11/26)(c)(d)	200	185,214
3.80%, 02/11/25(c)(d)	400	383,140
4.82%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(c)	400	398,424
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	260	227,380
TripAdvisor Inc., 7.00%, 07/15/25 (Call 11/14/22)(b)	230	228,070
Uber Technologies Inc.
7.50%, 05/15/25 (Call 12/01/22)(b)	439	439,048
7.50%, 09/15/27 (Call 12/01/22)(b)	525	523,000
8.00%, 11/01/26 (Call 12/01/22)(b)	650	652,125
VeriSign Inc.
4.75%, 07/15/27 (Call 12/01/22)	5	4,810
5.25%, 04/01/25 (Call 01/01/25)	415	411,016
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	572	538,704

		27,472,193

Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(c)	400	392,300
Allegheny Ludlum LLC, 6.95%, 12/15/25	60	58,540
ArcelorMittal SA, 4.55%, 03/11/26	387	369,682
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 12/01/22)(b)	285	260,501
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 12/01/22)(d)	250	232,542
6.75%, 03/15/26 (Call 12/01/22)(b)	380	377,291
Gerdau Trade Inc., 4.88%, 10/24/27(c)	200	191,682
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 12/01/22)(b)	139	129,770
JSW Steel Ltd., 5.95%, 04/18/24(c)	200	187,682
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 12/01/22)(b)	320	318,458
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	346	318,144
3.95%, 05/23/25	460	445,556
4.30%, 05/23/27 (Call 04/23/27)	425	405,110
Periama Holdings LLC/DE, 5.95%, 04/19/26(c)	600	485,202
POSCO
2.50%, 01/17/25(c)	200	185,758
2.75%, 07/15/24(c)	400	382,204
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	277	246,344

Security	Par (000)	Value

Iron & Steel (continued)
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 11/05/23(c)	$200	$196,666
Shougang Group Co. Ltd., 4.00%, 05/23/24(c)	400	389,876
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	430	397,780
2.80%, 12/15/24 (Call 11/15/24)	455	431,490
Tacora Resources Inc., 8.25%, 05/15/26 (Call 05/15/23)(b)	95	79,758
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(c)	400	373,208
Vale Overseas Ltd., 6.25%, 08/10/26	421	427,888

		7,283,432

Leisure Time — 0.2%
Brunswick Corp., 0.85%, 08/18/24 (Call 12/01/22)	612	560,225
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(b)	1,515	1,051,440
7.63%, 03/01/26 (Call 03/01/24)(b)	645	485,530
9.88%, 08/01/27 (Call 02/01/24)(b)	400	372,940
10.50%, 02/01/26 (Call 08/01/23)(b)	345	338,069
Carnival PLC, 7.88%, 06/01/27	85	81,497
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 12/01/22)(b)	200	178,308
King Power Capital Ltd., 5.63%, 11/03/24(c)	200	200,552
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	412	383,168
8.00%, 04/15/26 (Call 02/01/23)(b)(d)	207	181,785
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(b)(d)	170	152,284
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 11/14/22)(b)	250	218,288
5.88%, 03/15/26 (Call 12/15/25)(b)	622	509,356
5.88%, 02/15/27 (Call 02/15/24)(b)	435	388,725
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(b)	300	238,935
5.38%, 07/15/27 (Call 10/15/26)(b)	430	337,417
5.50%, 08/31/26 (Call 02/28/26)(b)	485	396,080
11.50%, 06/01/25 (Call 11/11/22)(b)	616	663,192
11.63%, 08/15/27 (Call 08/15/24)(b)	545	529,620
Sunny Express Enterprises Corp.
2.63%, 04/23/25(c)	400	374,364
2.95%, 03/01/27(c)	400	364,908
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 12/01/22)(b)	505	403,616
6.25%, 05/15/25 (Call 12/01/22)(b)	113	98,535
13.00%, 05/15/25 (Call 11/16/22)(b)	280	300,924

		8,809,758

Lodging — 0.3%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 12/01/22)(b)	180	180,920
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(c)	400	132,884
5.95%, 10/19/25 (Call 10/19/23)(c)	400	144,436
6.85%, 07/02/24 (Call 07/02/23)(c)	200	91,922
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	245	215,166
Gohl Capital Ltd., 4.25%, 01/24/27(c)	800	610,152
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 11/14/22)(b)	230	226,486
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 11/16/22)	265	251,591
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 12/01/22)	150	140,030

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
4.85%, 03/15/26 (Call 12/15/25)	$262	$251,234
5.63%, 04/23/25 (Call 03/23/25)	429	422,286
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(d)	232	209,788
3.20%, 08/08/24 (Call 07/08/24)	760	722,745
3.50%, 08/18/26 (Call 06/18/26)	400	348,556
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	627	612,654
3.75%, 03/15/25 (Call 12/15/24)	116	111,235
3.75%, 10/01/25 (Call 07/01/25)	92	87,552
5.00%, 10/15/27 (Call 09/15/27)	210	202,198
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	531	536,209
Series R, 3.13%, 06/15/26 (Call 03/15/26)	50	45,680
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	86	84,982
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 12/01/22)(b)	128	126,624
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 11/30/22)(c)	400	280,412
5.25%, 04/26/26 (Call 11/30/22)(c)	200	126,104
5.63%, 07/17/27 (Call 11/30/22)(c)	280	170,442
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	325	235,024
5.25%, 06/18/25 (Call 11/11/22)(b)	225	178,893
5.38%, 05/15/24 (Call 11/11/22)(b)	310	266,563
5.88%, 05/15/26 (Call 11/11/22)(b)	335	256,627
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	185	167,900
5.50%, 04/15/27 (Call 01/15/27)	295	271,966
5.75%, 06/15/25 (Call 03/15/25)	305	295,871
6.75%, 05/01/25 (Call 12/01/22)	340	335,515
Minor International PCL, 2.70%, (Call 04/19/26)(a)(c)(e)	200	177,522
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	300	218,760
4.30%, 01/08/26 (Call 12/08/25)	315	255,607
5.63%, 08/08/25 (Call 06/08/25)	801	708,517
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)	150	119,997
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 12/01/22)(b)	225	108,637
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 12/01/22)(b)	145	135,810
Travel + Leisure Co.
5.65%, 04/01/24 (Call 02/01/24)	140	137,750
6.00%, 04/01/27 (Call 01/01/27)	170	158,692
6.60%, 10/01/25 (Call 07/01/25)	183	179,009
6.63%, 07/31/26 (Call 04/30/26)(b)	280	273,213
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(b)(d)	398	346,638
5.50%, 03/01/25 (Call 12/01/24)(b)	772	731,346
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 11/11/22)(b)(d)	280	214,141
5.50%, 01/15/26 (Call 12/01/22)(b)	445	308,999
5.50%, 10/01/27 (Call 12/01/22)(b)	325	196,436

		12,611,721

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	934	872,235
0.80%, 11/13/25	714	632,454
0.95%, 01/10/24	355	339,053
1.15%, 09/14/26	510	441,675

Security	Par (000)	Value

Machinery (continued)
1.45%, 05/15/25	$232	$213,292
1.70%, 01/08/27(d)	550	482,405
2.15%, 11/08/24	737	698,624
2.85%, 05/17/24	358	347,292
3.25%, 12/01/24	100	96,851
3.30%, 06/09/24	565	551,061
3.40%, 05/13/25	25	24,132
3.60%, 08/12/27	780	731,507
3.65%, 12/07/23	336	332,086
3.65%, 08/12/25	1,035	1,002,563
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	892	872,349
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	380	324,953
1.88%, 01/15/26 (Call 12/15/25)	90	79,340
3.95%, 05/23/25	272	260,636
5.45%, 10/14/25	1,000	989,500
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	217	206,523
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	55	51,629
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 11/14/22), (13.75% PIK)(b)(d)(f)	215	202,423
John Deere Capital Corp.
0.45%, 01/17/24(d)	195	185,225
0.45%, 06/07/24	469	437,600
0.63%, 09/10/24	220	203,839
0.70%, 01/15/26	1,081	944,880
0.90%, 01/10/24	225	214,940
1.05%, 06/17/26	705	615,155
1.25%, 01/10/25(d)	812	752,765
1.30%, 10/13/26	315	273,773
2.05%, 01/09/25	518	487,997
2.13%, 03/07/25	225	211,273
2.35%, 03/08/27	420	376,433
2.60%, 03/07/24	502	487,296
2.65%, 06/24/24	302	291,412
3.35%, 06/12/24(d)	190	185,567
3.40%, 06/06/25	190	183,369
3.45%, 03/13/25	242	234,215
4.05%, 09/08/25	275	268,650
4.15%, 09/15/27	320	307,882
4.55%, 10/11/24	155	154,222
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 12/01/22)(b)	105	91,037
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 11/16/22)(b)	135	122,931
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 12/01/22)(b)	154	148,265
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	969	896,916
2.29%, 04/05/27 (Call 02/05/27)	5	4,390
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	97	92,487
Shanghai Electric Group Global Investment Ltd.
2.30%, 02/21/25 (Call 11/21/24)(c)	400	364,152
2.65%, 11/21/24 (Call 08/21/24)(c)	200	185,854
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	190	190,460
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 12/01/22)(b)	285	237,773
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(b)	700	627,641

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	$335	$287,025
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	661	613,937
3.45%, 11/15/26 (Call 08/15/26)	241	217,351
4.40%, 03/15/24 (Call 02/15/24)	450	441,306

		21,090,601

Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	313	292,677
2.25%, 09/19/26 (Call 06/19/26)	37	33,373
2.65%, 04/15/25 (Call 03/15/25)	353	332,741
3.00%, 08/07/25	112	106,249
3.25%, 02/14/24 (Call 01/14/24)	758	741,688
Amsted Industries Inc., 5.63%, 07/01/27 (Call 12/01/22)(b)	200	185,764
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	239	228,986
EnPro Industries Inc., 5.75%, 10/15/26 (Call 12/01/22)	175	169,262
FXI Holdings Inc.
7.88%, 11/01/24 (Call 12/01/22)(b)	212	182,171
12.25%, 11/15/26 (Call 12/01/22)(b)	330	286,331
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 12/01/22)(b)(d)	260	249,886
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	335	318,528
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	180	170,096
5.75%, 06/15/25 (Call 12/01/22)	220	219,129
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	5	4,595
3.50%, 03/01/24 (Call 12/01/23)	111	109,102
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	724	693,737
3.25%, 03/01/27 (Call 12/01/26)	5	4,568
3.30%, 11/21/24 (Call 08/21/24)	171	164,962
3.65%, 06/15/24	860	836,771
4.25%, 09/15/27 (Call 08/15/27)	200	189,674
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	462	435,306
1.20%, 03/11/26(b)	1,280	1,117,005
2.35%, 10/15/26(b)	500	447,250
3.13%, 03/16/24(b)	250	243,600
3.25%, 05/27/25(b)	865	823,757
3.40%, 03/16/27(b)	500	461,170
6.13%, 08/17/26(b)	900	918,324
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	50	45,583
3.88%, 03/01/25 (Call 12/01/24)	208	200,911
4.30%, 03/01/24 (Call 12/01/23)	268	264,543
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	428	413,110
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	200	190,000

		11,080,849

Media — 0.7%
AMC Networks Inc.
4.75%, 08/01/25 (Call 12/01/22)	350	321,195
5.00%, 04/01/24 (Call 12/01/22)	184	178,835
Audacy Capital Corp., 6.50%, 05/01/27 (Call 11/16/22)(b)	210	61,158
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(b)(d)	135	98,356
Belo Corp., 7.75%, 06/01/27	58	57,160

Security	Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27 (Call 12/01/22)(b)	$1,440	$1,334,275
5.50%, 05/01/26 (Call 12/01/22)(b)	263	252,851
Cengage Learning Inc., 9.50%, 06/15/24 (Call 12/01/22)(b)(d)	275	260,574
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	893	879,230
4.91%, 07/23/25 (Call 04/23/25)	2,132	2,069,980
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	499	445,996
3.15%, 03/01/26 (Call 12/01/25)	1,050	986,748
3.30%, 02/01/27 (Call 11/01/26)	1,125	1,041,919
3.30%, 04/01/27 (Call 02/01/27)	225	207,754
3.38%, 02/15/25 (Call 11/15/24)	678	653,707
3.38%, 08/15/25 (Call 05/15/25)	830	793,505
3.70%, 04/15/24 (Call 03/15/24)	1,336	1,311,204
3.95%, 10/15/25 (Call 08/15/25)	1,392	1,346,259
5.25%, 11/07/25	175	174,953
5.35%, 11/15/27	865	864,611
Cox Communications Inc.
3.15%, 08/15/24 (Call 06/15/24)(b)	583	557,704
3.35%, 09/15/26 (Call 06/15/26)(b)	625	573,481
3.50%, 08/15/27 (Call 05/15/27)(b)	52	47,195
3.85%, 02/01/25 (Call 11/01/24)(b)	174	167,198
CSC Holdings LLC
5.25%, 06/01/24(d)	343	332,755
5.50%, 04/15/27 (Call 12/01/22)(b)	575	541,569
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 12/01/22)(b)(d)	180	156,260
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26 (Call 11/16/22)(b)	795	158,634
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	1,610	1,449,032
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	299	280,576
3.90%, 11/15/24 (Call 08/15/24)	487	467,004
3.95%, 06/15/25 (Call 03/15/25)	297	280,677
4.90%, 03/11/26 (Call 12/11/25)	180	170,899
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	1,215	1,054,948
5.88%, 11/15/24	895	825,458
7.75%, 07/01/26	860	726,511
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)(d)	350	312,830
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	281	265,514
4.03%, 01/25/24 (Call 12/25/23)	409	401,982
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)(d)	166	124,264
Gray Television Inc.
5.88%, 07/15/26 (Call 12/01/22)(b)	320	302,070
7.00%, 05/15/27 (Call 11/14/22)(b)(d)	335	319,118
iHeartCommunications Inc.
5.25%, 08/15/27 (Call 11/16/22)(b)	325	296,208
6.38%, 05/01/26 (Call 11/16/22)	355	337,474
8.38%, 05/01/27 (Call 11/16/22)(d)	590	530,428
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 12/01/22)(b)	525	489,793

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 11/16/22)(b)	$125	$113,763
Nexstar Media Inc., 5.63%, 07/15/27 (Call 11/14/22)(b)	800	753,088
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	12	10,571
4.00%, 01/15/26 (Call 10/15/25)	495	464,582
4.75%, 05/15/25 (Call 04/15/25)	468	457,091
6.25%, 02/28/57 (Call 02/28/27)(a)	275	233,010
6.38%, 03/30/62 (Call 03/30/27)(a)	445	379,176
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(b)	410	350,078
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 12/01/22)(b)(d)	205	185,683
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 11/16/22)(b)	125	104,976
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	433	386,521
5.00%, 08/01/27 (Call 12/01/22)(b)	675	621,000
Sky Ltd., 3.75%, 09/16/24(b)	305	296,567
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(b)	130	80,075
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(b)	305	301,044
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)	255	240,720
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	445	396,339
2.95%, 06/15/27(d)	95	86,959
3.00%, 02/13/26	100	93,518
3.15%, 09/17/25	102	96,901
Univision Communications Inc.
5.13%, 02/15/25 (Call 11/14/22)(b)	680	656,832
6.63%, 06/01/27 (Call 06/01/23)(b)	660	651,354
Videotron Ltd.
5.13%, 04/15/27 (Call 12/01/22)(b)	280	263,662
5.38%, 06/15/24 (Call 03/15/24)(b)	275	272,717
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,491	1,408,980
1.75%, 01/13/26	752	681,026
3.35%, 03/24/25	1,448	1,392,151
3.70%, 09/15/24 (Call 06/15/24)	414	404,246
3.70%, 03/23/27	300	283,011
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 12/01/22)(b)(d)	250	226,190

		36,401,683

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 11/16/22)(b)	15	13,901
Huayi Finance I Ltd., 3.00%, 10/30/24(c)	400	374,356
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 12/01/22)	25	17,513
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	333	319,567
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	25	24,296

		749,633

Mining — 0.3%
Anglo American Capital PLC
3.63%, 09/11/24(b)	115	110,617
4.75%, 04/10/27(b)	200	187,272
4.88%, 05/14/25(b)	535	519,758
Arconic Corp., 6.00%, 05/15/25 (Call 12/01/22)(b)	333	329,514
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	15	15,496

Security	Par (000)	Value

Mining (continued)
Chalco Hong Kong Investment Co. Ltd.
1.55%, 07/28/24 (Call 06/28/24)(c)	$300	$280,530
2.10%, 07/28/26 (Call 06/28/26)(c)	300	265,932
China Hongqiao Group Ltd., 6.25%, 06/08/24(c)	400	339,204
Chinalco Capital Holding Co., 2.95%, 02/24/27 (Call 01/24/27)(c)	200	180,370
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(c)	600	534,960
4.10%, (Call 09/11/24)(a)(c)(e)	400	379,080
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(c)	200	166,312
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(b)	125	118,521
Constellium SE, 5.88%, 02/15/26 (Call 12/01/22)(b)	150	139,544
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(c)	600	547,428
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(c)	200	157,006
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 12/31/25 (Call 12/01/22)(b)	200	202,482
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 11/10/22)(c)	300	294,195
6.88%, 03/01/26 (Call 11/10/22)(c)	400	376,108
6.88%, 10/15/27 (Call 10/15/23)(c)	600	558,504
7.50%, 04/01/25 (Call 11/10/22)(c)	650	630,396
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(b)	260	233,360
5.13%, 05/15/24 (Call 02/15/24)(b)	355	348,060
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(c)	200	179,768
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)(d)	650	638,690
Fresnillo PLC, 5.50%, 11/13/23(c)	200	200,092
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	705	627,203
1.63%, 04/27/26 (Call 03/27/26)(b)	140	120,477
4.00%, 04/16/25(b)(d)	23	22,047
4.00%, 03/27/27 (Call 12/27/26)(b)	530	488,172
4.13%, 03/12/24 (Call 02/12/24)(b)	801	784,531
4.63%, 04/29/24(b)	798	785,344
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24 (Call 04/15/24)(c)	200	196,042
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 04/01/23)(c)	400	351,496
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(c)	400	382,252
5.71%, 11/15/23(c)	200	198,066
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 11/16/22)(b)	170	173,014
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	50	46,347
5.95%, 03/15/24 (Call 12/15/23)	193	192,996
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(c)	200	193,746
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24)(a)(c)(e)	500	470,570
4.75%, 07/30/25(c)	600	585,984
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	184	159,143
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(c)	400	362,112
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(b)	350	308,179
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 12/01/22)(b)(d)	200	183,890

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(c)	$400	$343,808
Southern Copper Corp., 3.88%, 04/23/25	500	479,765
Stillwater Mining Co., 4.00%, 11/16/26 (Call 11/16/23)(c)	200	164,486
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	180	148,864
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(c)	800	500,680
13.88%, 01/21/24 (Call 12/21/22)(c)	400	334,692
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 11/30/22)(c)	600	358,548

		16,895,653

Multi-National — 0.0%
Asian Infrastructure Investment Bank, 3.75%, 09/14/27	5	4,814
Black Sea Trade & Development Bank, 3.50%, 06/25/24(c)	200	178,384
Corp. Andina de Fomento
1.63%, 09/23/25	12	10,845
2.25%, 02/08/27(d)	505	448,829
European Investment Bank, 2.75%, 08/15/25	5	4,772
Inter-American Investment Corp., 2.63%, 04/22/25	10	9,525
International Bank for Reconstruction & Development, 2.75%, 02/08/25	10	9,557
International Development Association, 0.88%, 04/28/26(b)	15	13,204
International Finance Corp., 3.63%, 09/15/25	7	6,831
New Development Bank, 0.63%, 09/29/25	500	435,645
New Development Bank Brics, 1.13%, 04/27/26(c)	200	170,772

		1,293,178

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	490	422,855
4.13%, 05/01/25 (Call 12/01/22)	377	358,429
5.50%, 12/01/24 (Call 06/01/24)	602	595,565
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(d)	145	133,630
6.88%, 03/15/27 (Call 03/15/24)(b)	170	109,028
Xerox Corp., 3.80%, 05/15/24	165	157,098
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(b)	345	311,977

		2,088,582

Oil & Gas — 1.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(b)	345	352,035
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 12/01/22)(b)	290	285,708
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)	113	121,304
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(b)	230	237,105
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 12/01/22)(b)(d)	170	154,656
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(c)	200	190,430
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	365	333,771
3.12%, 05/04/26 (Call 02/04/26)	167	155,898
3.41%, 02/11/26 (Call 12/11/25)	457	432,985
3.54%, 04/06/27 (Call 02/06/27)	290	270,094
3.59%, 04/14/27 (Call 01/14/27)	200	186,644
3.80%, 09/21/25 (Call 07/21/25)	357	346,533
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	345	315,216
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(c)	200	183,424
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(b)(d)	280	276,279

Security	Par (000)	Value

Oil & Gas (continued)
Callon Petroleum Co.
6.38%, 07/01/26 (Call 12/01/22)(d)	$140	$134,768
8.25%, 07/15/25 (Call 12/01/22)	80	79,976
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(b)(d)	150	142,852
9.25%, 07/15/24 (Call 11/16/22)(b)	116	118,760
11.00%, 04/15/25 (Call 12/01/22)(b)	250	260,202
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	651	596,212
3.80%, 04/15/24 (Call 01/15/24)	274	267,484
3.85%, 06/01/27 (Call 03/01/27)	162	149,516
3.90%, 02/01/25 (Call 11/01/24)	142	136,942
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)(d)	447	445,342
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 12/01/22)(b)	170	164,903
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(b)	230	222,631
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,589	1,466,425
2.00%, 05/11/27 (Call 03/11/27)	245	216,808
2.90%, 03/03/24 (Call 01/03/24)	701	684,730
2.95%, 05/16/26 (Call 02/16/26)	180	168,957
3.33%, 11/17/25 (Call 08/17/25)	295	284,380
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	754	674,800
1.02%, 08/12/27 (Call 06/12/27)	40	33,610
3.90%, 11/15/24 (Call 08/15/24)	333	326,996
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	192	176,995
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	1,000	986,760
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	800	767,224
CNX Resources Corp., 7.25%, 03/14/27 (Call 12/01/22)(b)	160	158,738
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(b)	140	139,527
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	537	507,202
3.35%, 11/15/24 (Call 08/15/24)	216	210,153
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	352	299,228
3.80%, 06/01/24 (Call 03/01/24)	665	641,998
Cosan Luxembourg SA, 7.00%, 01/20/27(c)	200	196,508
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(b)	12	11,064
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 12/01/22)(b)	525	507,659
CVR Energy Inc., 5.25%, 02/15/25 (Call 11/16/22)(b)	275	265,248
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)	376	375,707
5.85%, 12/15/25 (Call 09/15/25)	265	267,565
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	336	307,978
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(b)	240	227,009
Ecopetrol SA
4.13%, 01/16/25(d)	515	475,273
5.38%, 06/26/26 (Call 03/26/26)	700	635,859
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(c)	400	355,784
4.38%, 10/30/24(c)	284	274,327
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)	300	286,044

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.88%, 03/30/26 (Call 12/30/25)(b)	$300	$269,415
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(b)	136	139,813
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 12/01/22)(b)	190	172,070
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	216	207,408
4.15%, 01/15/26 (Call 10/15/25)	10	9,706
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(b)(d)	325	295,678
3.90%, 10/01/27 (Call 07/01/27)	500	449,380
6.13%, 02/01/25 (Call 01/01/25)	560	560,493
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	402	362,588
2.65%, 01/15/24	655	637,479
2.88%, 04/06/25 (Call 03/06/25)	1,329	1,265,593
3.00%, 04/06/27 (Call 02/06/27)	50	45,813
3.25%, 11/10/24	330	319,258
3.70%, 03/01/24	739	726,762
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	1,052	1,002,556
2.28%, 08/16/26 (Call 06/16/26)	217	197,598
2.71%, 03/06/25 (Call 12/06/24)	725	691,954
2.99%, 03/19/25 (Call 02/19/25)	1,120	1,072,848
3.04%, 03/01/26 (Call 12/01/25)	1,452	1,367,087
3.18%, 03/15/24 (Call 12/15/23)	464	454,460
3.29%, 03/19/27 (Call 01/19/27)	366	343,623
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(c)	200	162,336
GS Caltex Corp., 3.00%, 06/04/24(c)	400	383,944
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	270	269,201
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	225	202,790
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	590	568,966
4.30%, 04/01/27 (Call 01/01/27)	252	236,101
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(b)	310	287,482
Indian Oil Corp. Ltd., 4.75%, 01/16/24(c)	200	197,634
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(b)	265	262,019
KazMunayGas National Co. JSC
4.75%, 04/24/25(c)	400	374,028
4.75%, 04/19/27(c)	400	347,224
Korea National Oil Corp.
2.63%, 04/14/26(c)	400	364,504
4.00%, 01/23/24(c)	310	305,341
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 11/30/22)(c)	200	167,254
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 12/01/22)	255	255,339
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)	275	261,464
6.50%, 06/30/27 (Call 12/30/26)(b)	300	278,865
Lundin Energy Finance BV, 2.00%, 07/15/26 (Call 06/15/26)(b)	300	258,438
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 11/14/22)(b)	220	214,839
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	562	524,177
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	533	515,001
4.70%, 05/01/25 (Call 04/01/25)	921	901,954
5.13%, 12/15/26 (Call 09/15/26)	45	44,239
Matador Resources Co., 5.88%, 09/15/26 (Call 11/16/22)(d)	385	378,262

Security	Par (000)	Value

Oil & Gas (continued)
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(c)	$200	$160,506
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(c)	400	356,684
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25(c)	200	191,274
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(b)	515	524,085
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 12/01/22)(b)	300	275,946
10.50%, 05/15/27 (Call 12/01/22)(b)	205	197,618
Murphy Oil Corp., 5.75%, 08/15/25 (Call 12/01/22)	250	247,505
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(d)	255	245,420
7.38%, 05/15/27 (Call 05/15/24)(b)	300	295,590
9.00%, 02/01/25 (Call 12/01/22)(b)	88	89,249
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 12/01/22)(b)	240	231,437
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/26(c)(i)(j)	200	28,287
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 12/01/22)(b)	375	366,412
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	185	181,039
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	150	144,586
3.00%, 02/15/27 (Call 11/15/26)	100	90,500
3.40%, 04/15/26 (Call 01/15/26)	10	9,466
5.50%, 12/01/25 (Call 09/01/25)	300	301,035
5.55%, 03/15/26 (Call 12/15/25)	535	542,618
5.88%, 09/01/25 (Call 06/01/25)	430	433,861
6.95%, 07/01/24	278	284,889
8.00%, 07/15/25 (Call 04/15/25)	310	328,966
8.50%, 07/15/27 (Call 01/15/27)	250	273,750
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(c)	400	387,500
7.63%, 11/07/24(c)	415	411,991
Oil India International Pte Ltd., 4.00%, 04/21/27(c)	200	181,812
Oil India Ltd., 5.38%, 04/17/24(c)	200	198,284
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(c)	400	367,976
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	390	381,588
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/01/22)(b)	130	124,388
Parkland Corp., 5.88%, 07/15/27 (Call 12/01/22)(b)	250	236,572
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 12/01/22)	305	301,755
PDC Energy Inc.
5.75%, 05/15/26 (Call 12/01/22)	330	316,701
6.13%, 09/15/24 (Call 12/01/22)	113	112,429
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(b)	185	182,564
Permian Resources Operating LLC, 5.38%, 01/15/26 (Call 12/01/22)(b)(d)	130	120,165
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(c)	400	343,628
Petrobras Global Finance BV
5.30%, 01/27/25	300	296,286
7.38%, 01/17/27	500	509,695
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	300	221,997
Petroleos Mexicanos
4.25%, 01/15/25	200	185,688
4.50%, 01/23/26	500	441,900
4.88%, 01/18/24	400	388,900
6.49%, 01/23/27 (Call 11/23/26)	650	568,951
6.50%, 03/13/27	1,750	1,533,140
6.88%, 10/16/25 (Call 09/16/25)	350	334,005

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.88%, 08/04/26	$1,150	$1,064,187
Petron Corp., 5.95%, (Call 04/19/26)(a)(c)(e)	200	163,000
Petronas Capital Ltd., 3.50%, 03/18/25(c)	900	869,904
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(c)	200	181,814
Phillips 66
0.90%, 02/15/24 (Call 12/01/22)	130	123,089
1.30%, 02/15/26 (Call 01/15/26)	235	205,277
3.85%, 04/09/25 (Call 03/09/25)	668	646,951
Phillips 66 Co.
3.55%, 10/01/26 (Call 07/01/26)(b)	125	115,589
3.61%, 02/15/25 (Call 11/15/24)(b)	357	341,592
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	245	213,760
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/16/22)(b)	175	172,419
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27 (Call 04/10/27)(c)	200	171,500
Puma International Financing SA
5.00%, 01/24/26 (Call 11/11/22)(b)	400	357,452
5.13%, 10/06/24 (Call 11/11/22)(b)	200	186,766
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(c)	600	527,448
Raizen Fuels Finance SA, 5.30%, 01/20/27(c)	200	190,164
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	345	333,129
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 5.84%, 09/30/27(b)	407	407,981
Reliance Industries Ltd., 4.13%, 01/28/25(c)	550	529,661
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(c)	600	558,144
1.60%, 06/17/26 (Call 05/17/26)(c)	600	525,342
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(c)	200	192,046
1.63%, 11/24/25 (Call 10/24/25)(c)	600	536,916
2.88%, 04/16/24(c)	800	771,768
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(c)	400	313,004
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(c)	375	315,416
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	744	705,580
2.50%, 09/12/26	490	447,115
2.88%, 05/10/26	152	141,790
3.25%, 05/11/25	1,599	1,535,871
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(c)	600	594,144
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(c)	676	646,290
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(c)	800	736,352
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(c)	800	718,064
2.15%, 05/13/25 (Call 04/13/25)(c)	800	743,896
2.50%, 08/08/24(c)	400	383,084
2.50%, 11/12/24(c)	400	380,888
4.13%, 09/12/25(c)	200	194,558
SM Energy Co.
5.63%, 06/01/25 (Call 12/01/22)	175	170,389
6.63%, 01/15/27 (Call 12/01/22)	180	176,281
6.75%, 09/15/26 (Call 12/01/22)	195	193,259
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)(d)	210	206,947
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(b)	220	186,226

Security	Par (000)	Value

Oil & Gas (continued)
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 12/01/22)	$255	$249,839
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	295	312,871
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(b)	220	206,373
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(c)	600	466,506
4.00%, 08/15/26(c)	200	162,608
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	698	660,203
3.70%, 01/15/24	589	579,653
3.75%, 04/10/24(d)	761	750,080
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 12/01/22)(b)	158	153,206
Transocean Inc.
7.25%, 11/01/25 (Call 11/11/22)(b)	150	130,627
7.50%, 01/15/26 (Call 11/11/22)(b)	256	220,242
8.00%, 02/01/27 (Call 02/01/23)(b)	270	221,516
11.50%, 01/30/27 (Call 07/30/23)(b)	295	296,348
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 12/01/22)(b)	162	155,833
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 12/01/22)(b)	214	205,148
Tullow Oil PLC
7.00%, 03/01/25 (Call 11/30/22)(c)	400	260,464
10.25%, 05/15/26 (Call 05/15/23)(c)	625	532,531
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(c)	400	367,984
Vantage Drilling International, 9.25%, 11/15/23 (Call 12/01/22)(b)	180	177,161
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 12/01/22)(b)(d)	140	135,821
W&T Offshore Inc., 9.75%, 11/01/23 (Call 12/01/22)(b)	265	263,932
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	565	535,948
3.70%, 09/15/26 (Call 06/15/26)(b)	355	325,872
YPF SA
6.95%, 07/21/27(c)	250	148,922
8.50%, 07/28/25(c)	775	557,659
YPF Sociedad Anonima, 4.00%, 02/12/26(c)(g)	275	238,227

		77,284,475

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 12/01/22)(b)	220	210,527
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	425	407,192
2.06%, 12/15/26 (Call 11/15/26)	385	336,991
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)(d)	200	174,044
COSL Singapore Capital Ltd., 1.88%, 06/24/25 (Call 05/24/25)(c)	800	732,672
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 12/01/22)(b)	170	153,435
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	222	213,915
HF Sinclair Corp., 5.88%, 04/01/26	423	411,816
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(b)	200	186,000
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 12/01/22)(b)	115	94,532

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	$185	$177,058
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	342	309,254
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	548	536,021
4.00%, 12/21/25 (Call 09/21/25)(b)	580	558,070
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	624	615,220
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 12/01/22)(b)	111	110,548
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/22)(b)	124	120,860
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 12/01/22)	325	311,971
6.88%, 09/01/27 (Call 12/01/22)	355	338,684
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/22)(b)	187	192,073

		6,190,883

Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	120	110,689
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	317	304,742
ARD Finance SA, 6.50%, 06/30/27 (Call 12/01/22), (7.25% PIK)(b)(f)	380	272,612
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27 (Call 06/15/24)(b)	275	263,860
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 11/11/22)(b)	525	451,631
5.25%, 04/30/25 (Call 12/01/22)(b)	300	283,524
5.25%, 08/15/27 (Call 12/01/22)(b)	795	564,809
Ball Corp.
4.00%, 11/15/23	480	470,434
4.88%, 03/15/26 (Call 12/15/25)	339	325,270
5.25%, 07/01/25	442	436,033
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	907	853,886
1.57%, 01/15/26 (Call 12/15/25)	733	635,592
1.65%, 01/15/27 (Call 12/15/26)	481	396,690
4.50%, 02/15/26 (Call 12/01/22)(b)	150	140,357
4.88%, 07/15/26 (Call 12/01/22)(b)	197	185,347
5.63%, 07/15/27 (Call 12/01/22)(b)(d)	235	223,121
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	195	185,186
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26 (Call 01/15/23)(b)	105	94,267
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	175	162,290
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 12/01/22)	400	383,324
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	165	168,140
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	437	371,210
4.13%, 08/15/24 (Call 05/15/24)	150	145,589
4.75%, 07/15/27 (Call 04/15/27)(b)	10	9,227
LABL Inc.
6.75%, 07/15/26 (Call 11/14/22)(b)	310	295,619
10.50%, 07/15/27 (Call 11/14/22)(b)	300	274,854

Security	Par (000)	Value

Packaging & Containers (continued)
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/22)(b)	$131	$120,310
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 12/01/22)(b)	650	636,941
7.25%, 04/15/25 (Call 12/01/22)(b)(d)	580	521,994
8.50%, 04/15/24(b)	75	72,080
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	134	125,650
6.38%, 08/15/25(b)	155	146,800
6.63%, 05/13/27 (Call 05/15/23)(b)	260	248,635
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	142	137,492
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(b)	450	398,254
Pactiv LLC
7.95%, 12/15/25	125	115,873
8.38%, 04/15/27	85	76,731
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	127	106,439
5.13%, 12/01/24 (Call 09/01/24)(b)	199	196,694
5.50%, 09/15/25 (Call 06/15/25)(b)(d)	205	201,374
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	257	218,835
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	461	425,521
2.25%, 02/01/27 (Call 01/01/27)	350	305,984
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 11/14/22)(b)	135	116,100
9.25%, 08/01/24 (Call 11/14/22)(b)	160	149,592
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 12/01/22)(b)	450	413,739
8.50%, 08/15/27 (Call 11/11/22)(b)	300	284,622
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	401	381,275
3.75%, 03/15/25 (Call 01/15/25)	365	348,674
4.65%, 03/15/26 (Call 01/15/26)	599	580,395

		14,338,307

Pharmaceuticals — 1.0%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	1,688	1,604,697
2.95%, 11/21/26 (Call 09/21/26)	1,832	1,672,781
3.20%, 05/14/26 (Call 02/14/26)	1,057	985,113
3.60%, 05/14/25 (Call 02/14/25)	1,739	1,669,423
3.80%, 03/15/25 (Call 12/15/24)	1,400	1,352,372
3.85%, 06/15/24 (Call 03/15/24)	570	558,338
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	270	258,425
3.40%, 05/15/24 (Call 02/15/24)	414	402,789
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	304	265,322
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	882	760,319
3.13%, 06/12/27 (Call 03/12/27)	40	36,820
3.38%, 11/16/25	1,083	1,032,153
Bausch Health Cos. Inc.
5.50%, 11/01/25 (Call 12/01/22)(b)	780	626,106
5.75%, 08/15/27 (Call 11/16/22)(b)	225	143,003
6.13%, 02/01/27 (Call 02/01/24)(b)	450	296,690
11.00%, 09/30/28	828	646,486
14.00%, 10/15/30	142	81,322

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	$742	$716,557
3.88%, 12/15/23 (Call 11/15/23)(b)	820	805,470
4.25%, 12/15/25 (Call 10/15/25)(b)	1,090	1,042,411
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	860	826,666
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	677	657,177
3.70%, 06/06/27 (Call 03/06/27)	907	842,612
3.73%, 12/15/24 (Call 09/15/24)	387	375,932
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	578	511,235
2.90%, 07/26/24 (Call 06/26/24)	1,459	1,411,772
3.20%, 06/15/26 (Call 04/15/26)	1,033	975,369
3.63%, 05/15/24 (Call 02/15/24)	170	166,797
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	649	624,695
3.41%, 06/15/27 (Call 03/15/27)	7	6,412
3.50%, 11/15/24 (Call 08/15/24)	399	384,093
3.75%, 09/15/25 (Call 06/15/25)	493	471,811
Cigna Corp.
0.61%, 03/15/24 (Call 12/01/22)	605	569,565
1.25%, 03/15/26 (Call 02/15/26)	434	379,160
3.25%, 04/15/25 (Call 01/15/25)	735	701,646
3.40%, 03/01/27 (Call 12/01/26)	145	133,493
3.50%, 06/15/24 (Call 03/17/24)	565	550,338
4.13%, 11/15/25 (Call 09/15/25)	664	641,258
4.50%, 02/25/26 (Call 11/27/25)	745	727,358
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	147	121,879
2.63%, 08/15/24 (Call 07/15/24)	726	695,363
2.88%, 06/01/26 (Call 03/01/26)	899	827,449
3.00%, 08/15/26 (Call 06/15/26)	292	267,673
3.38%, 08/12/24 (Call 05/12/24)	524	508,856
3.63%, 04/01/27 (Call 02/01/27)	852	793,365
3.88%, 07/20/25 (Call 04/20/25)	1,576	1,521,533
4.10%, 03/25/25 (Call 01/25/25)	470	458,762
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	1,106	1,053,930
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	208	201,833
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	1,194	1,159,195
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 12/01/22)(b)	280	261,727
Hikma Finance USA LLC, 3.25%, 07/09/25(c)	200	184,150
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 12/01/22)(b)	300	288,564
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	525	469,045
0.95%, 09/01/27 (Call 07/01/27)	45	38,106
2.45%, 03/01/26 (Call 12/01/25)	250	233,638
2.63%, 01/15/25 (Call 11/15/24)	431	413,057
2.95%, 03/03/27 (Call 12/03/26)	140	130,374
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	180	49,702
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 10.00%, 04/15/25 (Call 11/14/22)(b)(d)	140	94,634
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	95	82,999
1.30%, 08/15/26 (Call 07/15/26)	582	500,398
3.80%, 03/15/24 (Call 12/15/23)	542	532,591
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	760	733,750

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	$220	$192,832
1.70%, 06/10/27 (Call 05/10/27)	240	209,134
2.75%, 02/10/25 (Call 11/10/24)	580	554,289
2.90%, 03/07/24 (Call 02/07/24)	854	832,436
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	465	435,314
2.00%, 02/14/27 (Call 12/14/26)	70	62,586
3.00%, 11/20/25 (Call 08/20/25)	995	944,832
3.10%, 05/17/27 (Call 02/17/27)	90	83,835
3.40%, 05/06/24	1,338	1,312,123
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)	120	114,991
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 12/01/22)(b)	215	166,309
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	300	285,603
4.38%, 03/15/26 (Call 12/15/25)	300	281,193
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	696	632,072
2.75%, 06/03/26(d)	57	53,274
2.95%, 03/15/24 (Call 02/15/24)	619	604,621
3.00%, 12/15/26(d)	365	341,428
3.40%, 05/15/24	577	565,131
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)	235	213,674
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	1,292	1,188,149
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	290	287,132
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,550	1,308,556
4.75%, 05/09/27 (Call 02/09/27)	500	441,010
6.00%, 04/15/24 (Call 01/15/24)	600	594,102
7.13%, 01/31/25 (Call 10/31/24)	350	346,461
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	1,082	985,312
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	539	480,804
2.30%, 06/22/27 (Call 04/22/27)	40	32,716
Wyeth LLC, 6.45%, 02/01/24	289	294,003
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	7	6,284
4.50%, 11/13/25 (Call 08/13/25)	60	58,768

		51,445,533

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 11/16/22)(b)	280	266,588
7.88%, 05/15/26 (Call 05/15/23)(b)	255	259,970
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 12/01/22)(b)	130	124,015
7.63%, 12/15/25 (Call 12/15/22)(b)	285	282,087
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	135	124,835
4.95%, 12/15/24 (Call 09/15/24)	544	535,247
5.95%, 06/01/26 (Call 03/01/26)	50	50,114
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	260	227,952
4.13%, 03/01/25 (Call 02/01/25)(b)	230	216,609
4.35%, 10/15/24 (Call 07/15/24)	130	124,327

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	$582	$568,300
5.88%, 03/31/25 (Call 10/02/24)	986	986,986
7.00%, 06/30/24 (Call 01/01/24)	572	579,207
CNPC Global Capital Ltd., 1.35%, 06/23/25 (Call 05/23/25)(c)	400	362,204
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	200	188,216
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	231	225,932
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 11/16/22)(b)(d)	275	258,679
5.75%, 04/01/25 (Call 12/01/22)	235	229,210
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	507	495,547
5.63%, 07/15/27 (Call 04/15/27)	287	278,496
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 12/01/22)(d)	120	116,030
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	602	517,142
2.15%, 02/16/24	50	48,061
2.50%, 01/15/25 (Call 12/15/24)	962	901,509
2.50%, 02/14/25	92	86,008
3.50%, 06/10/24 (Call 03/10/24)	701	679,591
3.70%, 07/15/27 (Call 04/15/27)	60	55,098
4.25%, 12/01/26 (Call 09/01/26)	30	28,370
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	653	606,252
3.90%, 05/15/24 (Call 02/15/24)	475	461,192
3.90%, 07/15/26 (Call 04/15/26)	180	166,219
4.05%, 03/15/25 (Call 12/15/24)	558	534,268
4.20%, 04/15/27 (Call 01/15/27)	512	471,183
4.25%, 04/01/24 (Call 01/01/24)	435	424,508
4.40%, 03/15/27 (Call 12/15/26)	2	1,859
4.50%, 04/15/24 (Call 03/15/24)	403	395,911
4.75%, 01/15/26 (Call 10/15/25)	293	281,043
4.90%, 02/01/24 (Call 11/01/23)	290	286,958
5.50%, 06/01/27 (Call 03/01/27)	89	86,625
5.88%, 01/15/24 (Call 10/15/23)	476	476,852
5.95%, 12/01/25 (Call 09/01/25)	440	437,395
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	189	177,860
4.85%, 07/15/26 (Call 04/15/26)	215	202,306
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	92	87,342
3.75%, 02/15/25 (Call 11/15/24)	920	885,942
3.90%, 02/15/24 (Call 11/15/23)	197	193,342
3.95%, 02/15/27 (Call 11/15/26)	20	18,866
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	500	390,295
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	145	137,260
4.13%, 12/01/26 (Call 09/01/26)	215	190,520
6.00%, 07/01/25 (Call 04/01/25)(b)	175	169,624
6.50%, 07/01/27 (Call 01/01/27)(b)	400	389,944
7.50%, 06/01/27 (Call 06/01/24)(b)	225	222,579
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(b)	445	429,407

Security	Par (000)	Value

Pipelines (continued)
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(b)	$220	$216,218
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(c)	325	295,119
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 12/01/22)	139	135,879
6.25%, 05/15/26 (Call 12/01/22)	145	135,794
6.50%, 10/01/25 (Call 12/01/22)	239	229,583
8.00%, 01/15/27 (Call 01/15/24)	437	424,261
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 11/16/22)	185	177,428
Gray Oak Pipeline LLC, 2.60%, 10/15/25 (Call 09/15/25)(b)	345	309,727
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	290	278,261
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 12/01/22)(b)	368	360,806
Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 04/15/27 (Call 04/15/24)(b)	200	193,160
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(b)	185	167,867
KazTransGas JSC, 4.38%, 09/26/27(c)	200	164,568
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	102	100,280
4.25%, 09/01/24 (Call 06/01/24)	546	533,568
4.30%, 05/01/24 (Call 02/01/24)	460	451,674
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	275	237,177
4.30%, 06/01/25 (Call 03/01/25)	925	899,720
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	125	122,365
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 12/01/22)(b)(d)	135	130,386
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24 (Call 03/01/24)(b)	611	587,916
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,159	1,011,645
4.00%, 02/15/25 (Call 11/15/24)	164	157,668
4.13%, 03/01/27 (Call 12/01/26)	32	29,736
4.88%, 12/01/24 (Call 09/01/24)	731	719,180
4.88%, 06/01/25 (Call 03/01/25)	768	750,313
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	650	630,637
6.75%, 09/15/25 (Call 11/21/22)(b)	563	553,427
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(b)	895	810,297
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 12/01/22)(d)	146	113,892
7.50%, 11/01/23 (Call 12/01/22)(d)	190	185,299
7.50%, 04/15/26 (Call 12/01/22)(d)	169	123,394
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	102	94,870
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 12/01/22)(b)	240	227,232
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	120	111,262
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	240	222,898
5.75%, 10/01/25 (Call 07/01/25)	257	249,239
6.00%, 06/01/26 (Call 03/01/26)	220	213,200
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(c)	200	163,754
ONEOK Inc. 2.75%, 09/01/24 (Call 08/01/24)	272	258,201

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.00%, 07/13/27 (Call 04/13/27)	$50	$45,331
5.85%, 01/15/26 (Call 12/15/25)	500	497,765
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	609	583,154
4.50%, 12/15/26 (Call 09/15/26)	10	9,394
4.65%, 10/15/25 (Call 07/15/25)	597	576,780
Rattler Midstream LP, 5.63%, 07/15/25 (Call 11/01/22)(b)	260	267,314
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(b)	185	171,632
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	677	652,384
5.63%, 03/01/25 (Call 12/01/24)	1,424	1,417,535
5.75%, 05/15/24 (Call 02/15/24)	875	874,143
5.88%, 06/30/26 (Call 12/31/25)	421	419,480
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	150	135,084
Southern Gas Corridor CJSC, 6.88%, 03/24/26(c)	1,000	985,730
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	130	119,148
3.50%, 03/15/25 (Call 12/15/24)	261	248,929
4.75%, 03/15/24 (Call 12/15/23)	654	648,284
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 12/01/22)	120	100,813
8.50%, 10/15/26 (Call 10/15/23)(b)	305	292,876
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (Call 03/01/23)(b)	190	180,420
7.50%, 10/01/25 (Call 12/01/22)(b)(d)	275	278,542
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)	637	613,992
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	287	278,453
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,097	1,007,452
4.88%, 01/15/26 (Call 10/15/25)	25	24,480
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	665	700,977
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 11/16/22)	150	128,396
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 11/30/22)(c)	300	261,423
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	323	307,021
3.95%, 06/01/25 (Call 03/01/25)	200	190,032
4.65%, 07/01/26 (Call 04/01/26)	225	212,708
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	507	465,598
3.90%, 01/15/25 (Call 10/15/24)	591	570,285
4.00%, 09/15/25 (Call 06/15/25)	440	422,514
4.30%, 03/04/24 (Call 12/04/23)	505	497,263
4.55%, 06/24/24 (Call 03/24/24)	676	664,968

		44,570,083

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	130	122,123

Real Estate — 0.3%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(c)	200	48,662
7.88%, (Call 07/31/24)(a)(c)(e)	300	46,245
8.38%, (Call 12/04/23)(a)(c)(e)	200	33,904

Security	Par (000)	Value

Real Estate (continued)
Aldar Sukuk Ltd., 4.75%, 09/29/25(c)	$200	$193,378
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(c)	400	341,568
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(c)	200	184,824
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	210	205,754
Central Plaza Development Ltd.
3.85%, 07/14/25(c)	200	120,004
4.65%, 01/19/26 (Call 10/19/25)(c)	400	232,664
5.75%, (Call 11/14/24)(a)(c)(e)	200	114,374
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(c)	200	199,036
China Overseas Finance Cayman VIII Ltd., 2.38%, 03/02/25(c)	200	181,576
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26 (Call 11/09/25)(c)	200	164,756
China Resources Land Ltd.
3.75%, 08/26/24(c)	600	574,308
3.75%, (Call 12/09/24)(a)(c)(e)	600	515,652
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(c)	200	15,960
7.38%, 04/09/24 (Call 11/30/22)(c)	200	27,730
CIFI Holdings Group Co. Ltd.
5.95%, 10/20/25 (Call 07/20/23)(c)(i)(j)	600	42,498
6.00%, 07/16/25 (Call 01/16/23)(c)(i)(j)	400	28,560
6.45%, 11/07/24 (Call 11/30/22)(c)(i)(j)	200	15,848
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(c)	200	18,008
4.20%, 02/06/26 (Call 02/06/24)(c)	400	38,600
5.13%, 01/17/25 (Call 11/30/22)(c)	400	41,284
5.40%, 05/27/25 (Call 05/27/23)(c)	400	41,488
6.15%, 09/17/25 (Call 09/17/23)(c)	400	40,356
6.50%, 04/08/24 (Call 11/30/22)(c)	400	59,812
7.25%, 04/08/26 (Call 04/08/23)(c)	600	58,050
8.00%, 01/27/24 (Call 11/30/22)(c)	500	84,210
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(c)	400	382,164
DIFC Sukuk Ltd., 4.33%, 11/12/24(c)	400	390,088
Ease Trade Global Ltd., 4.00%, 11/10/25(c)	200	188,990
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(c)(e)	400	297,080
Emaar Sukuk Ltd., 3.64%, 09/15/26(c)	400	368,292
EMG Sukuk Ltd., 4.56%, 06/18/24(c)	400	390,288
Esic Sukuk Ltd., 3.94%, 07/30/24(c)	200	188,744
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 12/01/22)(b)	280	233,626
Franshion Brilliant Ltd., 3.20%, 04/09/26(c)	400	191,844
Fuqing Investment management Co., 3.25%, 06/23/25(c)	400	276,800
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)(d)	422	385,214
GLP Pte Ltd., 3.88%, 06/04/25(c)	400	268,152
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/22)(b)	265	256,814
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 10/07/25(c)	200	194,818
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(c)	400	356,684
Huafa 2021 I Co. Ltd., 4.25%, (Call 07/18/24)(a)(c)(e)	200	157,358
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(c)	200	179,466
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/15/22)(c)	250	30,238
7.88%, 08/30/24	200	31,032
MAF Global Securities Ltd.
4.75%, 05/07/24(c)	400	392,176

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
7.88%, (Call 06/30/27)(a)(c)(e)	$200	$192,580
MAF Sukuk Ltd., 4.50%, 11/03/25(c)	200	191,834
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	260	259,072
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.88%, 03/20/27 (Call 12/20/26)(b)	305	276,848
Poly Real Estate Finance Ltd., 3.88%, 03/25/24(c)	200	191,892
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(c)	400	121,544
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 11/30/22)(c)	200	140,906
6.15%, 08/24/24 (Call 11/30/22)(c)	400	236,444
Sinochem Offshore Capital Co. Ltd.
1.00%, 09/23/24 (Call 08/23/24)(c)	403	368,797
1.50%, 11/24/24 (Call 10/24/24)(c)	200	183,550
2.25%, 11/24/26 (Call 10/24/26)(c)	400	344,812
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(c)	400	68,000
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(c)	600	572,262
Times China Holdings Ltd., 6.75%, 07/08/25 (Call 07/08/23)(c)	400	28,208
Vanke Real Estate Hong Kong Co. Ltd.
3.15%, 05/12/25(c)	200	104,400
4.20%, 06/07/24(c)	200	120,002
5.35%, 03/11/24(c)	600	450,192
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(c)	200	85,398
Westwood Group Holdings Ltd., 2.80%, 01/20/26(c)	600	393,594
WeWork Companies Inc., 7.88%, 05/01/25(b)	305	166,634
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(b)	220	110,000
Wharf REIC Finance BVI Ltd.
2.38%, 05/07/25(c)	200	185,406
2.50%, 09/16/24(c)	400	380,268
Wuhan Urban Construction Group Co. Ltd., 2.25%, 07/09/24(c)	200	187,716
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(c)	200	100,500

		14,289,836

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	527	503,738
3.80%, 04/15/26 (Call 02/15/26)	44	41,654
4.30%, 01/15/26 (Call 10/15/25)	110	105,829
American Tower Corp.
0.60%, 01/15/24	130	122,890
1.30%, 09/15/25 (Call 08/15/25)	350	308,630
1.45%, 09/15/26 (Call 08/15/26)	557	469,189
1.60%, 04/15/26 (Call 03/15/26)	764	659,852
2.40%, 03/15/25 (Call 02/15/25)	570	527,119
2.75%, 01/15/27 (Call 11/15/26)	59	51,685
2.95%, 01/15/25 (Call 12/15/24)	382	360,081
3.13%, 01/15/27 (Call 10/15/26)	320	285,162
3.38%, 05/15/24 (Call 04/15/24)	536	519,443
3.38%, 10/15/26 (Call 07/15/26)	167	151,239
3.55%, 07/15/27 (Call 04/15/27)	29	25,949
3.65%, 03/15/27 (Call 02/15/27)(d)	352	318,553
4.00%, 06/01/25 (Call 03/01/25)	139	132,930
4.40%, 02/15/26 (Call 11/15/25)	135	128,794
5.00%, 02/15/24	611	607,872

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
2.95%, 05/11/26 (Call 02/11/26)	$115	$105,009
3.35%, 05/15/27 (Call 02/15/27)	100	91,090
3.45%, 06/01/25 (Call 03/03/25)	401	383,035
3.50%, 11/15/24 (Call 08/15/24)	307	296,645
3.50%, 11/15/25 (Call 08/15/25)	110	103,756
4.20%, 12/15/23 (Call 09/16/23)	119	117,892
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	195	165,904
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	460	407,450
3.20%, 01/15/25 (Call 10/15/24)	840	796,286
3.65%, 02/01/26 (Call 11/03/25)	340	316,781
3.80%, 02/01/24 (Call 11/01/23)	461	449,268
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(d)	360	344,200
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	205	197,653
3.85%, 02/01/25 (Call 11/01/24)	350	333,683
3.90%, 03/15/27 (Call 12/15/26)	50	44,826
4.13%, 06/15/26 (Call 03/15/26)	25	23,035
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	335	285,748
5.75%, 05/15/26 (Call 11/14/22)(b)(d)	415	386,016
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	495	428,056
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	797	671,823
3.20%, 09/01/24 (Call 07/01/24)	495	476,928
3.65%, 09/01/27 (Call 06/01/27)	7	6,332
3.70%, 06/15/26 (Call 03/15/26)	657	610,655
4.45%, 02/15/26 (Call 11/15/25)	197	188,856
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	407	363,638
2.90%, 03/15/27 (Call 02/15/27)	192	169,695
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	82	77,993
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	10	9,104
5.55%, 01/15/28 (Call 12/15/27)	800	777,648
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	115	99,553
9.75%, 06/15/25 (Call 12/01/22)	222	209,706
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	360	334,966
4.50%, 06/01/27 (Call 03/01/27)	52	43,200
4.75%, 12/15/26 (Call 09/15/26)	275	237,416
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	545	478,341
1.25%, 07/15/25 (Call 06/15/25)	350	311,664
1.45%, 05/15/26 (Call 04/15/26)	615	529,035
2.63%, 11/18/24 (Call 10/18/24)	557	524,583
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	100	90,540
Essex Portfolio LP
3.38%, 04/15/26 (Call 01/15/26)	50	46,097
3.50%, 04/01/25 (Call 01/01/25)	160	152,810
3.63%, 05/01/27 (Call 02/01/27)	5	4,565
3.88%, 05/01/24 (Call 02/01/24)	25	24,374

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	$35	$30,416
3.95%, 01/15/24 (Call 10/15/23)	80	78,493
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	360	337,363
5.25%, 06/01/25 (Call 03/01/25)	480	464,770
5.38%, 04/15/26 (Call 01/15/26)	490	467,617
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	443	361,231
6.00%, 04/15/25 (Call 12/01/22)(b)(d)	190	181,137
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	10	9,143
3.75%, 07/01/27 (Call 04/01/27)	5	4,548
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)	55	50,541
3.40%, 02/01/25 (Call 11/01/24)	52	49,607
4.00%, 06/01/25 (Call 03/01/25)	445	428,709
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	287	278,209
Series E, 4.00%, 06/15/25 (Call 03/15/25)	135	127,147
Series F, 4.50%, 02/01/26 (Call 11/01/25)(d)	405	378,351
Iron Mountain Inc., 4.88%, 09/15/27 (Call 11/14/22)(b)	435	401,344
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	250	242,125
4.75%, 10/01/24 (Call 07/01/24)	358	355,061
5.50%, 02/15/26 (Call 12/01/22)	160	159,734
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	360	340,193
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	438	421,755
3.30%, 02/01/25 (Call 12/01/24)	137	130,199
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	50	45,221
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	300	253,587
5.25%, 10/01/25 (Call 11/16/22)(b)	155	142,952
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	50	46,370
Link Finance Cayman 2009 Ltd. (The)
2.88%, 07/21/26(c)	200	185,208
3.60%, 09/03/24(c)	200	194,598
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	280	236,709
3.60%, 06/01/27 (Call 03/01/27)	205	187,921
3.75%, 06/15/24 (Call 03/15/24)	70	68,146
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 12/01/22)	230	207,679
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	346	337,066
New Residential Investment Corp., 6.25%, 10/15/25 (Call 12/01/22)(b)	245	214,948
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	113	77,764
2.65%, 06/15/26 (Call 05/15/26)	310	226,635
4.25%, 05/15/24 (Call 02/15/24)	30	27,378
4.50%, 02/01/25 (Call 11/01/24)	385	321,375
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	63	60,724
4.95%, 04/01/24 (Call 01/01/24)(d)	105	103,357
5.25%, 01/15/26 (Call 10/15/25)	420	401,864

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 12/01/22)(b)	$280	$280,736
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	2	1,961
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	20	17,560
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	265	229,169
1.50%, 11/09/26 (Call 10/09/26)	915	797,029
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	560	477,557
3.88%, 07/15/24 (Call 04/15/24)	114	111,477
3.88%, 04/15/25 (Call 02/15/25)	63	61,004
3.95%, 08/15/27 (Call 05/15/27)	45	41,718
4.13%, 10/15/26 (Call 07/15/26)	500	472,700
4.60%, 02/06/24 (Call 11/06/23)	490	486,521
4.63%, 11/01/25 (Call 09/01/25)	320	312,688
4.88%, 06/01/26 (Call 03/01/26)	55	53,517
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 12/01/22)	190	175,419
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(b)	245	224,155
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	442	400,063
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)	650	587,450
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	395	362,203
3.50%, 02/12/25 (Call 11/14/24)(b)	617	583,373
3.63%, 01/28/26 (Call 12/28/25)(b)	360	332,132
3.75%, 03/23/27 (Call 12/23/26)(b)	500	450,600
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26)(a)(b)	450	381,694
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	365	335,205
4.50%, 03/15/25 (Call 09/15/24)	160	141,370
4.65%, 03/15/24 (Call 09/15/23)	140	133,286
4.75%, 10/01/26 (Call 08/01/26)	185	150,897
4.95%, 02/15/27 (Call 08/15/26)	180	145,886
5.25%, 02/15/26 (Call 08/15/25)	160	138,382
7.50%, 09/15/25 (Call 06/15/25)	345	336,299
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	500	423,880
2.00%, 09/13/24 (Call 06/13/24)	913	858,120
3.30%, 01/15/26 (Call 10/15/25)	695	648,664
3.38%, 10/01/24 (Call 07/01/24)	404	388,850
3.38%, 06/15/27 (Call 03/15/27)	50	45,501
3.50%, 09/01/25 (Call 06/01/25)	457	434,027
3.75%, 02/01/24 (Call 11/01/23)	263	258,137
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	364	338,706
4.25%, 02/01/26 (Call 11/01/25)	297	277,062
4.70%, 06/01/27 (Call 03/01/27)	50	46,115
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	10	8,670
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	180	156,992
3.75%, 12/31/24 (Call 09/30/24)(b)	180	168,397
4.38%, 01/15/27 (Call 07/15/26)(b)	210	185,623
4.75%, 03/15/25 (Call 09/15/24)	230	216,987
5.50%, 11/01/23 (Call 08/01/23)(b)	145	143,228
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	25	21,938

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Trust Fibra Uno
5.25%, 12/15/24 (Call 09/15/24)(c)	$200	$189,558
5.25%, 01/30/26 (Call 10/30/25)(c)(d)	400	359,832
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 12/01/22)(b)	1,013	1,003,731
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	310	289,803
3.25%, 10/15/26 (Call 07/15/26)	30	27,149
3.50%, 04/15/24 (Call 03/15/24)	481	466,772
3.50%, 02/01/25 (Call 11/01/24)	286	271,594
3.75%, 05/01/24 (Call 02/01/24)	387	376,094
3.85%, 04/01/27 (Call 01/01/27)	5	4,619
4.13%, 01/15/26 (Call 10/15/25)	180	170,712
VICI Properties LP, 4.38%, 05/15/25	175	166,861
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 12/01/22)(b)	445	414,179
3.75%, 02/15/27 (Call 02/15/23)(b)	595	522,142
4.25%, 12/01/26 (Call 12/01/22)(b)(d)	772	702,921
4.50%, 09/01/26 (Call 06/01/26)(b)	343	313,649
4.63%, 06/15/25 (Call 03/15/25)(b)	310	291,682
5.63%, 05/01/24 (Call 02/01/24)(b)	555	548,690
5.75%, 02/01/27 (Call 11/01/26)(b)	50	47,234
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(d)	260	214,926
3.50%, 01/15/25 (Call 11/15/24)	190	176,677
WEA Finance LLC, 2.88%, 01/15/27 (Call 11/15/26)(b)	260	217,092
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	610	573,992
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	45	39,806
3.63%, 03/15/24 (Call 02/15/24)	875	850,447
4.00%, 06/01/25 (Call 03/01/25)	966	923,998
4.25%, 04/01/26 (Call 01/01/26)	263	249,419
4.50%, 01/15/24 (Call 10/15/23)	128	126,444
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	35	33,708
4.60%, 04/01/24 (Call 01/01/24)	168	165,383
XHR LP, 6.38%, 08/15/25 (Call 11/14/22)(b)	235	231,193
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(c)	200	150,048

		48,636,962

Retail — 0.6%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 12/01/22)(b)	255	254,969
1375209 BC Ltd., 9.00%, 01/30/28(d)	464	451,620
7-Eleven Inc.
0.80%, 02/10/24 (Call 12/01/22)(b)	1,474	1,390,468
0.95%, 02/10/26 (Call 01/10/26)(b)	775	667,004
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(b)	160	91,682
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 11/16/22)(b)	165	156,326
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	5	4,473
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	383	367,933
4.50%, 10/01/25 (Call 07/01/25)	94	90,304
AutoZone Inc.
3.13%, 04/18/24 (Call 03/18/24)	567	549,151
3.13%, 04/21/26 (Call 01/21/26)	185	172,346
3.25%, 04/15/25 (Call 01/15/25)	153	145,359
3.63%, 04/15/25 (Call 03/15/25)	495	475,730

Security	Par (000)	Value

Retail (continued)
Bath & Body Works Inc.
6.69%, 01/15/27	$120	$113,100
9.38%, 07/01/25(b)	155	161,496
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(b)(f)	165	109,218
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 12/01/22)(b)	150	137,955
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	135	28,705
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	170	164,341
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(b)(d)	275	133,045
5.63%, 10/01/25 (Call 11/14/22)(b)(d)	210	137,550
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(b)	295	277,008
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	8,619
2.75%, 05/18/24 (Call 03/18/24)	483	469,152
3.00%, 05/18/27 (Call 02/18/27)	150	139,737
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	10	9,326
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 12/01/22)(b)	232	232,000
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	105	98,592
4.25%, 09/20/24	110	108,093
4.63%, 11/01/27 (Call 10/01/27)	200	193,108
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	330	320,050
eG Global Finance PLC
6.75%, 02/07/25 (Call 11/11/22)(b)	330	299,191
8.50%, 10/30/25 (Call 12/01/22)(b)	300	276,105
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(c)	200	186,854
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(b)	305	276,800
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(c)(i)(j)	200	3,472
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(b)	250	218,473
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	205	185,082
2.50%, 04/15/27 (Call 02/15/27)(d)	205	185,435
2.70%, 04/15/25 (Call 03/15/25)	315	299,612
2.80%, 09/14/27 (Call 06/14/27)	205	186,589
2.88%, 04/15/27 (Call 03/15/27)	220	202,255
3.00%, 04/01/26 (Call 01/01/26)	295	277,359
3.35%, 09/15/25 (Call 06/15/25)	509	488,599
3.75%, 02/15/24 (Call 11/15/23)	611	604,310
4.00%, 09/15/25 (Call 08/15/25)	152	148,838
IRB Holding Corp., 7.00%, 06/15/25 (Call 12/01/22)(b)	345	345,138
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 12/01/22)(b)	325	310,892
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	205	189,689
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	10	9,164
3.10%, 05/03/27 (Call 02/03/27)	955	872,087
3.13%, 09/15/24 (Call 06/15/24)	450	434,443
3.35%, 04/01/27 (Call 03/01/27)	287	265,469
3.38%, 09/15/25 (Call 06/15/25)	316	300,070
4.00%, 04/15/25 (Call 03/15/25)	795	775,817
4.40%, 09/08/25	490	480,675
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(b)	375	341,220
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	580	527,545

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.25%, 06/10/24	$157	$152,880
3.30%, 07/01/25 (Call 06/01/25)	819	787,739
3.38%, 05/26/25 (Call 02/26/25)	623	598,454
3.50%, 03/01/27 (Call 12/01/26)	240	225,070
3.50%, 07/01/27 (Call 05/01/27)	60	55,864
3.70%, 01/30/26 (Call 10/30/25)	75	72,007
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 12/01/22)	130	124,801
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(b)	490	466,024
Nordstrom Inc.
2.30%, 04/08/24 (Call 11/16/22)	125	117,305
4.00%, 03/15/27 (Call 12/15/26)(d)	165	140,903
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	32	30,350
3.60%, 09/01/27 (Call 06/01/27)	5	4,614
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(b)	335	211,961
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 12/01/22)	270	251,918
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	262	229,067
4.75%, 02/15/27 (Call 11/15/26)	270	214,024
4.85%, 04/01/24	259	248,852
Rite Aid Corp.
7.50%, 07/01/25 (Call 12/01/22)(b)	218	153,601
7.70%, 02/15/27	53	28,442
8.00%, 11/15/26 (Call 01/15/23)(b)	400	259,820
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	20	17,174
4.60%, 04/15/25 (Call 03/15/25)	748	734,828
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/22)	275	260,546
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 12/01/22)(b)(d)	155	136,326
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 12/01/22)(b)	325	263,240
Staples Inc.
7.50%, 04/15/26 (Call 12/01/22)(b)	870	756,656
10.75%, 04/15/27 (Call 12/01/22)(b)(d)	445	323,092
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	20	17,437
2.45%, 06/15/26 (Call 03/15/26)	140	127,715
3.80%, 08/15/25 (Call 06/15/25)	596	577,435
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 12/01/22)	175	166,149
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	895	802,045
2.25%, 04/15/25 (Call 03/15/25)	1,129	1,062,118
2.50%, 04/15/26	80	73,946
3.50%, 07/01/24	767	750,648
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	205	185,236
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 12/01/22)(b)	155	151,934
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	530	495,905
3.80%, 11/18/24 (Call 08/18/24)	182	176,789
Walmart Inc.
3.30%, 04/22/24 (Call 01/22/24)	665	651,540
5.88%, 04/05/27	515	540,034

Security	Par (000)	Value

Retail (continued)
White Cap Parent LLC, 8.25%, 03/15/26 (Call 12/01/22), (9.00% PIK)(b)(f)	$130	$111,952
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)(d)	150	147,872

		29,253,956

Savings & Loans — 0.0%
Nationwide Building Society
0.55%, 01/22/24(b)	265	248,740
1.00%, 08/28/25(b)	435	377,049
1.50%, 10/13/26(b)	740	622,066
2.97%, 02/16/28 (Call 02/16/27)(a)(b)	480	406,608
3.90%, 07/21/25(b)	300	283,986
4.00%, 09/14/26(b)	280	249,545
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(a)	57	56,003

		2,243,997

Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 12/01/22)(b)	250	246,772
ams-OSRAM AG, 7.00%, 07/31/25 (Call 12/01/22)(b)(d)	200	179,282
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	196	187,519
3.50%, 12/05/26 (Call 09/05/26)	115	108,494
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	205	192,731
3.90%, 10/01/25 (Call 07/01/25)	375	365,404
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	439	418,736
3.63%, 01/15/24 (Call 11/15/23)	654	640,626
3.88%, 01/15/27 (Call 10/15/26)	1,035	951,858
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	807	752,536
3.46%, 09/15/26 (Call 07/15/26)	259	237,809
3.63%, 10/15/24 (Call 09/15/24)	899	869,351
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	280	259,056
2.88%, 05/11/24 (Call 03/11/24)	859	833,410
3.15%, 05/11/27 (Call 02/11/27)	250	230,900
3.40%, 03/25/25 (Call 02/25/25)	1,207	1,166,360
3.70%, 07/29/25 (Call 04/29/25)	423	410,644
3.75%, 03/25/27 (Call 01/25/27)	569	539,958
3.75%, 08/05/27 (Call 07/05/27)	385	362,312
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	348	346,340
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	322	308,975
3.80%, 03/15/25 (Call 12/15/24)	36	35,055
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)(d)	500	431,170
Microchip Technology Inc.
0.97%, 02/15/24	132	124,223
0.98%, 09/01/24	985	903,994
4.25%, 09/01/25 (Call 12/01/22)	730	696,099
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	495	459,662
4.98%, 02/06/26 (Call 12/06/25)	100	97,499
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	863	805,144
3.20%, 09/16/26 (Call 06/16/26)	15	14,129
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	666	658,467
5.35%, 03/01/26 (Call 01/01/26)	344	337,275

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	$573	$529,710
3.88%, 06/18/26 (Call 04/18/26)	400	372,072
4.40%, 06/01/27 (Call 05/01/27)	274	256,963
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(b)	484	443,634
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	870	843,361
3.25%, 05/20/27 (Call 02/20/27)(d)	350	325,118
3.45%, 05/20/25 (Call 02/20/25)	656	632,804
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	450	376,533
SK Hynix Inc.
1.00%, 01/19/24(c)	200	188,248
1.50%, 01/19/26(c)	400	344,552
3.00%, 09/17/24(c)	400	378,176
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	490	418,367
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	180	156,652
1.38%, 03/12/25 (Call 02/12/25)	661	611,683
2.63%, 05/15/24 (Call 03/15/24)	182	176,023
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	200	172,690
3.88%, 04/22/27 (Call 03/22/27)	400	374,436
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(c)	800	699,488
1.25%, 04/23/26 (Call 03/23/26)(c)	200	173,800
4.38%, 07/22/27 (Call 06/22/27)(c)	400	381,764
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	541	523,775

		22,551,639

Shipbuilding — 0.0%
CSSC Capital Ltd. Co., 2.50%, 02/13/25(c)	400	370,860
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	351	334,268

		705,128

Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 12/01/22)(b)	210	201,222
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	158	148,528
3.40%, 06/15/27 (Call 03/15/27)	50	46,279
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	809	759,748
2.15%, 02/01/27 (Call 12/01/26)	5	4,493
3.25%, 02/01/25 (Call 11/01/24)	420	406,274
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	60	55,140
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 12/01/22)(b)(d)	285	280,543
9.13%, 03/01/26 (Call 11/14/22)(b)	155	148,290
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	180	166,496
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	58	57,072
Camelot Finance SA, 4.50%, 11/01/26 (Call 12/01/22)(b)	305	284,806
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 10/15/23)(b)(d)	145	130,497
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(b)(d)	275	236,440
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	95	94,177
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(b)	215	212,104

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc.
0.60%, 03/01/24	$489	$459,557
1.15%, 03/01/26 (Call 02/01/26)	687	593,087
4.50%, 07/15/25	122	118,730
4.70%, 07/15/27 (Call 06/15/27)	350	334,894
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	527	455,839
2.75%, 07/01/24 (Call 06/01/24)	1,232	1,178,408
3.20%, 07/01/26 (Call 05/01/26)	495	454,489
3.85%, 06/01/25 (Call 03/01/25)	663	636,096
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	558	500,325
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	763	686,837
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	718	664,344
2.70%, 02/12/25 (Call 11/12/24)	502	482,076
2.88%, 02/06/24 (Call 12/06/23)	828	810,090
3.13%, 11/03/25 (Call 08/03/25)	1,802	1,733,722
3.30%, 02/06/27 (Call 11/06/26)	2,055	1,954,346
3.63%, 12/15/23 (Call 09/15/23)	964	954,842
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,437	1,263,267
2.50%, 04/01/25 (Call 03/01/25)	1,782	1,665,832
2.65%, 07/15/26 (Call 04/15/26)	1,453	1,306,901
2.80%, 04/01/27 (Call 02/01/27)	275	243,161
2.95%, 11/15/24 (Call 09/15/24)	1,023	976,535
2.95%, 05/15/25 (Call 02/15/25)(d)	1,399	1,315,494
3.40%, 07/08/24 (Call 04/08/24)(d)	1,413	1,370,709
PTC Inc., 3.63%, 02/15/25 (Call 12/01/22)(b)	235	224,181
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	511	452,286
1.40%, 09/15/27 (Call 07/15/27)	500	411,090
2.35%, 09/15/24 (Call 08/15/24)	364	345,582
3.80%, 12/15/26 (Call 09/15/26)	5	4,676
salesforce.com Inc., 0.63%, 07/15/24 (Call 12/01/22)	62	57,747
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(b)(d)	130	88,124
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 12/01/22)(b)	900	836,433
Take-Two Interactive Software Inc.
3.30%, 03/28/24	106	102,913
3.55%, 04/14/25	312	297,614
3.70%, 04/14/27 (Call 03/14/27)	492	455,041
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 12/01/22)(b)	800	672,680
VMware Inc.
1.00%, 08/15/24 (Call 12/01/22)	412	380,103
1.40%, 08/15/26 (Call 07/15/26)	955	815,914
3.90%, 08/21/27 (Call 05/21/27)	500	458,160
4.50%, 05/15/25 (Call 04/15/25)	137	133,698
4.65%, 05/15/27 (Call 03/15/27)	105	99,349
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	265	244,531

		29,471,812

Sovereign Debt Securities — 0.0%
AVI Funding Co.Ltd., 3.80%, 09/16/25(c)	200	192,514

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 4.97%, 02/26/24(c)	600	396,054

Telecommunications — 0.9%
Altice France Holding SA, 10.50%, 05/15/27 (Call 11/14/22)(b)	670	521,696

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Altice France SA/France, 8.13%, 02/01/27 (Call 11/14/22)(b)	$750	$686,993
AT&T Inc.
0.90%, 03/25/24 (Call 11/14/22)	240	226,714
1.70%, 03/25/26 (Call 03/25/23)	1,939	1,710,140
2.30%, 06/01/27 (Call 04/01/27)	1,077	939,930
2.95%, 07/15/26 (Call 04/15/26)	90	82,281
3.80%, 02/15/27 (Call 11/15/26)	50	46,800
3.88%, 01/15/26 (Call 10/15/25)	155	148,764
4.25%, 03/01/27 (Call 12/01/26)	522	499,236
Axiata SPV2 Bhd, 4.36%, 03/24/26(c)	200	193,370
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	398	374,856
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(c)	450	445,608
Bharti Airtel Ltd., 4.38%, 06/10/25(c)	400	381,332
British Telecommunications PLC, 4.25%, 11/23/81 (Call 11/23/26)(a)(b)	220	184,386
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 11/11/22)(b)	550	476,388
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	5	4,624
2.95%, 02/28/26	230	217,122
3.50%, 06/15/25(d)	45	43,713
3.63%, 03/04/24	625	615,619
CommScope Inc.
6.00%, 03/01/26 (Call 12/01/22)(b)	675	652,752
8.25%, 03/01/27 (Call 12/01/22)(b)	435	387,041
CommScope Technologies LLC
5.00%, 03/15/27 (Call 11/14/22)(b)(d)	325	263,556
6.00%, 06/15/25 (Call 11/14/22)(b)	563	529,946
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 12/01/22)(b)	905	850,356
Deutsche Telekom International Finance BV, 3.60%, 01/19/27 (Call 10/19/26)(b)	300	277,866
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 11/15/22)(c)	600	512,554
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(c)	200	194,544
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(c)	400	374,848
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 10/15/23)(b)	500	463,785
Globe Telecom Inc., 4.20%, (Call 08/02/26)(a)(c)(e)	400	338,068
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(c)	500	478,315
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(c)	200	182,870
Hughes Satellite Systems Corp.
5.25%, 08/01/26	330	314,962
6.63%, 08/01/26	325	306,179
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(b)	535	495,892
Intrado Corp., 8.50%, 10/15/25 (Call 12/01/22)(b)	310	271,055
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	500	436,485
KT Corp., 1.00%, 09/01/25(c)	400	353,200
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	347	299,131
4.63%, 09/15/27 (Call 12/01/22)(b)	420	365,438
Ligado Networks LLC
15.50%, 11/01/23, (15.50% PIK)(b)(f)	1,826	618,335
17.50%, 05/01/24, (17.50% PIK)(b)(d)(f)	473	111,434

Security	Par (000)	Value

Telecommunications (continued)
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(c)	$400	$279,876
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	425	247,652
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	579	492,816
5.13%, 12/15/26 (Call 12/15/22)(b)(d)	550	470,916
5.63%, 04/01/25 (Call 01/01/25)	225	216,331
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(b)	225	221,522
Motorola Solutions Inc., 4.00%, 09/01/24	59	57,537
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(c)	200	190,750
NBN Co. Ltd., 1.45%, 05/05/26 (Call 04/05/26)(b)	865	753,008
Network i2i Ltd.
3.98%, (c)(e)	200	158,398
5.65%, (a)(c)(e)	400	357,824
Nokia OYJ, 4.38%, 06/12/27	250	230,040
NTT Finance Corp.
0.58%, 03/01/24(b)	655	616,296
1.16%, 04/03/26 (Call 03/03/26)(b)	1,435	1,245,150
4.14%, 07/26/24(b)	200	196,384
4.24%, 07/25/25(b)	385	374,982
4.37%, 07/27/27 (Call 06/27/27)(b)	230	221,143
Ooredoo International Finance Ltd.
3.75%, 06/22/26(c)	200	188,448
5.00%, 10/19/25(b)	400	396,632
Qwest Corp., 7.25%, 09/15/25	110	111,145
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	50	44,812
2.95%, 03/15/25 (Call 03/15/23)(b)	640	604,640
3.20%, 03/15/27 (Call 02/15/27)(b)	705	639,837
3.63%, 12/15/25 (Call 09/15/25)	510	477,171
5.25%, 03/15/82 (Call 03/15/27)(a)(b)	375	327,206
SingTel Group Treasury Pte Ltd., 3.25%, 06/30/25(c)	400	381,012
Sprint Corp.
7.13%, 06/15/24	1,096	1,113,130
7.63%, 02/15/25 (Call 11/15/24)	651	672,190
7.63%, 03/01/26 (Call 11/01/25)	650	677,248
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25 (Call 03/20/24)(b)	250	246,215
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	680	640,376
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(c)	200	180,934
Telefonica Emisiones SA, 4.10%, 03/08/27	705	645,836
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	175	81,027
5.63%, 12/06/26 (Call 12/06/23)(b)(d)	230	109,222
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	305	291,281
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	15	13,515
3.70%, 09/15/27 (Call 06/15/27)	5	4,632
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	447	392,631
2.25%, 02/15/26 (Call 02/15/23)	857	769,852
2.63%, 04/15/26 (Call 04/15/23)	579	522,808
3.50%, 04/15/25 (Call 03/15/25)	1,688	1,609,964
3.75%, 04/15/27 (Call 02/15/27)	1,709	1,577,458
5.38%, 04/15/27 (Call 11/14/22)	249	246,784
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25(c)	200	170,024

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Tower Bersama Infrastructure, 2.80%, 05/02/27 (Call 11/02/26)(c)	$200	$162,122
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/26 (Call 12/20/25)(c)	200	169,546
Turk Telekomunikasyon AS
4.88%, 06/19/24(c)	300	264,318
6.88%, 02/28/25(c)	200	174,306
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(c)	200	177,088
Verizon Communications Inc.
0.75%, 03/22/24	939	886,716
0.85%, 11/20/25 (Call 10/20/25)	2,257	1,985,031
1.45%, 03/20/26 (Call 02/20/26)	1,342	1,182,557
2.63%, 08/15/26	357	324,738
3.00%, 03/22/27 (Call 01/22/27)	45	40,830
3.38%, 02/15/25	1,074	1,036,936
3.50%, 11/01/24 (Call 08/01/24)	682	662,270
4.13%, 03/16/27	305	290,330
ViaSat Inc.
5.63%, 09/15/25 (Call 11/14/22)(b)	300	276,504
5.63%, 04/15/27 (Call 11/14/22)(b)	275	254,185
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	230	182,864
4.13%, 05/30/25	455	443,220
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 12/01/22)(b)	650	502,028

		45,360,428

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 11/10/22)(c)	350	272,433

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	597	567,454
3.55%, 11/19/26 (Call 09/19/26)	110	100,835
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(b)	290	265,605

		933,894

Transportation — 0.3%
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(b)	250	239,965
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(a)	50	46,251
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	570	545,216
3.25%, 06/15/27 (Call 03/15/27)	80	74,160
3.40%, 09/01/24 (Call 06/01/24)	405	392,976
3.65%, 09/01/25 (Call 06/01/25)	345	331,980
3.75%, 04/01/24 (Call 01/01/24)	595	584,587
7.00%, 12/15/25	445	470,085
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	100	92,405
2.95%, 11/21/24 (Call 08/21/24)	40	38,235
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	772	712,842
1.75%, 12/02/26 (Call 11/02/26)	346	300,954
2.90%, 02/01/25 (Call 11/01/24)	526	500,084
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(c)(e)	400	382,956
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	100	90,740
3.25%, 06/01/27 (Call 03/01/27)	175	160,457
3.35%, 11/01/25 (Call 08/01/25)	125	118,548

Security	Par (000)	Value

Transportation (continued)
3.40%, 08/01/24 (Call 05/01/24)	$558	$542,354
Eastern Creation Ii Investment Co., 1.35%, 10/20/24(c)	200	185,284
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	230	216,683
Guangzhou Metro Investment Finance BVI Ltd., 1.51%, 09/17/25(c)	200	178,138
Henan Railway Construction & Investment Group Co. Ltd., 2.20%, 01/26/25(c)	200	184,216
Indian Railway Finance Corp. Ltd., 3.73%, 03/29/24(c)	200	194,330
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	225	215,701
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(c)	200	189,510
3.75%, 04/06/27 (Call 03/06/27)(c)	200	178,884
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., 10.75%, 07/01/25 (Call 11/30/22)(c)	200	185,068
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	105	96,989
3.65%, 08/01/25 (Call 06/01/25)	200	191,746
3.85%, 01/15/24 (Call 10/15/23)	154	151,716
7.80%, 05/15/27	50	54,572
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(c)	600	571,908
4.88%, 10/01/24(c)	200	194,316
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	315	273,946
2.50%, 09/01/24 (Call 08/01/24)	391	369,601
2.85%, 03/01/27 (Call 02/01/27)	170	151,011
2.90%, 12/01/26 (Call 10/01/26)	75	67,035
3.35%, 09/01/25 (Call 08/01/25)	17	15,952
3.65%, 03/18/24 (Call 02/18/24)(d)	518	505,708
3.88%, 12/01/23 (Call 11/01/23)	268	263,795
4.30%, 06/15/27 (Call 05/15/27)	385	359,274
4.63%, 06/01/25 (Call 05/01/25)	314	304,712
Seaspan Corp., 6.50%, 04/29/26 (Call 04/29/25)(b)	200	193,344
SF Holding Investment Ltd., 2.38%, 11/17/26(c)	200	176,866
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(c)	400	72,000
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	50	44,527
3.00%, 04/15/27 (Call 01/15/27)	10	9,173
3.15%, 03/01/24 (Call 02/01/24)	530	517,667
3.25%, 01/15/25 (Call 10/15/24)	273	263,319
3.25%, 08/15/25 (Call 05/15/25)	313	298,996
3.65%, 02/15/24 (Call 11/15/23)	517	508,304
3.75%, 03/15/24 (Call 12/15/23)	446	438,632
3.75%, 07/15/25 (Call 05/15/25)	357	346,154
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	430	410,095
2.40%, 11/15/26 (Call 08/15/26)	20	18,167
2.80%, 11/15/24 (Call 09/15/24)	110	105,448
3.90%, 04/01/25 (Call 03/01/25)	685	670,355
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	565	492,053
3.95%, 09/09/27 (Call 08/09/27)	220	213,019
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(b)	260	245,240
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(b)(d)	185	155,707
XPO Logistics Inc., 6.25%, 05/01/25 (Call 12/01/22)(b)	290	293,222

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Yunda Holding Investment Co., 2.25%, 08/19/25(c)	$400	$351,088

		16,748,266

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	220	200,897
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(c)	400	363,492
2.63%, 03/20/25 (Call 02/20/25)(c)	200	181,596
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25 (Call 12/01/22)(b)	297	285,684
9.75%, 08/01/27 (Call 08/01/23)(b)	175	178,217
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	130	122,658
3.25%, 09/15/26 (Call 06/15/26)	92	83,136
4.35%, 02/15/24 (Call 01/15/24)	264	259,937
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	400	345,488
1.70%, 06/15/26 (Call 05/15/26)(b)	357	305,596
2.70%, 11/01/24 (Call 10/01/24)(b)	379	355,047
3.40%, 11/15/26 (Call 08/15/26)(b)	160	144,654
3.45%, 07/01/24 (Call 06/01/24)(b)	269	258,135
3.90%, 02/01/24 (Call 01/01/24)(b)	440	429,299
3.95%, 03/10/25 (Call 01/10/25)(b)	470	448,841
4.00%, 07/15/25 (Call 06/15/25)(b)	47	44,651
4.20%, 04/01/27 (Call 01/01/27)(b)	100	92,681
4.40%, 07/01/27 (Call 06/01/27)(b)	477	444,607
4.45%, 01/29/26 (Call 11/29/25)(b)	354	335,935
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26 (Call 09/15/26)(b)	555	460,694

		5,341,245

Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	435	360,846

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	858	824,006
3.85%, 03/01/24 (Call 12/01/23)	329	322,756
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)(d)	360	349,308
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(b)	180	172,215

		1,668,285

Total Corporate Bonds & Notes — 35.7% (Cost: $1,981,020,751)		1,806,182,849

Foreign Government Obligations(k)

Angola — 0.0%
Angolan Government International Bond, 9.50%, 11/12/25(c)	300	292,611

Argentina — 0.0%
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(c)	200	169,990
Provincia de Cordoba
6.88%, 12/10/25(c)(d)(g)	300	230,001
6.99%, 06/01/27(c)(g)	200	123,022

		523,013

Security	Par (000)	Value

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(c)	$600	$588,000

Bahrain — 0.1%
Bahrain Government International Bond, 7.00%, 01/26/26(c)	800	798,352
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(c)	600	599,046
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(c)	200	197,000
CBB International Sukuk Programme Co. WLL
3.95%, 09/16/27(c)	200	185,544
4.50%, 03/30/27(c)	200	189,054
6.25%, 11/14/24(c)	1,000	1,005,790

		2,974,786

Belarus — 0.0%
Development Bank of the Republic of Belarus JSC, 6.75%, 05/02/24(c)	400	64,000
Republic of Belarus International Bond, 5.88%, 02/24/26(c)	200	39,000

		103,000

Brazil — 0.1%
Brazilian Government International Bond
2.88%, 06/06/25	800	750,704
4.25%, 01/07/25	2,000	1,948,400
6.00%, 04/07/26	1,225	1,254,816
8.75%, 02/04/25	300	320,616
8.88%, 04/15/24	400	423,532
10.13%, 05/15/27	150	174,567

		4,872,635

Canada — 0.8%
Canada Government International Bond
0.75%, 05/19/26	855	750,733
1.63%, 01/22/25	2,280	2,142,037
CDP Financial Inc.
0.88%, 06/10/25(b)(d)	1,290	1,169,604
1.00%, 05/26/26(b)(d)	200	175,654
CPPIB Capital Inc.
0.88%, 09/09/26(b)	980	847,396
1.25%, 03/04/25(b)	930	860,120
Export Development Canada
2.63%, 02/21/24	1,355	1,320,678
3.00%, 05/25/27	5	4,706
3.38%, 08/26/25	10	9,683
Hydro-Quebec, Series IO, 8.05%, 07/07/24(d)	700	734,447
OMERS Finance Trust, 2.50%, 05/02/24(b)	475	459,249
Ontario Teachers’ Finance Trust
0.88%, 09/21/26(b)	1,000	861,080
1.38%, 04/15/25(b)	480	442,598
Province of Alberta Canada
1.00%, 05/20/25	3,732	3,405,823
1.88%, 11/13/24	1,137	1,075,011
2.95%, 01/23/24	915	895,684
Province of British Columbia Canada
0.90%, 07/20/26(d)	2,370	2,067,161
2.25%, 06/02/26	910	838,165
6.50%, 01/15/26(d)	315	329,206
Series 10, 1.75%, 09/27/24	985	933,199
Province of Manitoba Canada
2.13%, 06/22/26	775	705,940
3.05%, 05/14/24	884	862,077
Series GX, 2.60%, 04/16/24	550	533,901

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of Ontario Canada
0.63%, 01/21/26	$2,021	$1,773,953
1.05%, 04/14/26	632	558,353
1.05%, 05/21/27	5	4,268
2.30%, 06/15/26(d)	1,087	998,453
2.50%, 04/27/26	1,112	1,032,570
3.05%, 01/29/24	1,482	1,451,575
3.10%, 05/19/27(d)	1,605	1,503,821
3.20%, 05/16/24	1,483	1,449,084
Province of Quebec Canada
0.60%, 07/23/25	2,542	2,279,869
2.50%, 04/20/26	1,017	945,230
2.75%, 04/12/27	150	138,994
Series NN, 7.13%, 02/09/24	40	41,090
Series QO, 2.88%, 10/16/24	1,095	1,058,777
Series QW, 2.50%, 04/09/24	1,085	1,052,103
Series QX, 1.50%, 02/11/25	1,583	1,477,192
Province of Saskatchewan Canada, 3.25%, 06/08/27	5	4,718
PSP Capital Inc., 1.00%, 06/29/26(b)	250	218,012

		37,412,214

Chile — 0.0%
Chile Government International Bond
2.75%, 01/31/27 (Call 12/31/26)(d)	600	540,816
3.13%, 03/27/25(d)	200	191,942
3.13%, 01/21/26	400	373,364

		1,106,122

China — 0.1%
China Development Bank, 1.00%, 10/27/25(c)	1,000	894,610
China Development Bank/Hong Kong
0.63%, 01/12/24(c)	200	190,548
0.63%, 09/09/24(c)	200	185,412
China Government International Bond
0.55%, 10/21/25(c)	2,000	1,778,940
0.75%, 10/26/24(c)	400	371,288
1.25%, 10/26/26	400	355,976
1.95%, 12/03/24(c)	750	711,262
Export-Import Bank of China (The)
2.88%, 04/26/26(c)	800	756,528
3.38%, 03/14/27(c)	200	189,916
3.63%, 07/31/24(c)	600	588,042

		6,022,522

Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	1,000	836,820
4.00%, 02/26/24 (Call 11/26/23)	800	767,640
4.50%, 01/28/26 (Call 10/28/25)	600	539,922
8.13%, 05/21/24	375	376,988

		2,521,370

Costa Rica — 0.0%
Costa Rica Government International Bond, 4.38%, 04/30/25(c)	200	192,760

Croatia — 0.0%
Croatia Government International Bond, 6.00%, 01/26/24(c)	800	805,928

Denmark — 0.0%
Kommunekredit, 0.63%, 06/10/25(c)	1,000	902,980

Security	Par (000)	Value

Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 01/27/25(c)	$575	$564,857
5.95%, 01/25/27(c)	800	753,456
6.88%, 01/29/26(c)	800	787,152

		2,105,465

Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(c)	1,200	903,420
4.55%, 11/20/23(c)	200	193,738
5.25%, 10/06/25(c)	400	332,588
5.75%, 05/29/24(c)	650	612,657
5.88%, 06/11/25(c)	600	516,174
6.20%, 03/01/24(c)	200	191,492
7.50%, 01/31/27(c)	600	482,004

		3,232,073

El Salvador — 0.0%
El Salvador Government International Bond, 6.38%, 01/18/27(c)	300	117,387

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26(d)	230	244,327
Finnvera OYJ, 1.63%, 10/23/24(b)	890	839,555
Kuntarahoitus OYJ, 0.63%, 03/20/26(b)	200	175,168

		1,259,050

France — 0.1%
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	1,720	1,522,131
3.38%, 03/20/24(b)	3,855	3,786,728
SFIL SA, 0.63%, 02/09/26(c)	1,000	876,230

		6,185,089

Gabon — 0.0%
Gabon Government International Bond, 6.95%, 06/16/25(c)	400	360,128

Georgia — 0.0%
Georgia Government International Bond, 2.75%, 04/22/26(c)	300	255,066

Germany — 0.1%
FMS Wertmanagement
0.38%, 05/06/24(c)	400	375,044
2.75%, 01/30/24	1,245	1,215,817
Land Nordrhein Westfalen, 2.25%, 04/16/25(c)	1,700	1,607,316

		3,198,177

Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(c)(l)	200	56,764
6.38%, 02/11/27(c)	800	240,448
7.88%, 03/26/27(c)	200	61,082
8.13%, 01/18/26(c)	400	146,064

		504,358

Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(c)	200	185,194
4.50%, 05/03/26(c)	400	379,360

		564,554

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(c)	$200	$158,032

Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)(d)	600	532,866
2.10%, 12/31/99 (Call 03/08/26)(a)(c)	400	346,020
Hong Kong Government International Bond
0.63%, 02/02/26(b)(d)	800	708,608
2.50%, 05/28/24(b)	400	386,860
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(c)	200	188,084

		2,162,438

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	600	594,222
5.75%, 11/22/23	700	698,670

		1,292,892

India — 0.0%
Export-Import Bank of India
3.38%, 08/05/26(c)(d)	600	545,052
3.88%, 03/12/24(c)	200	195,516

		740,568

Indonesia — 0.2%
Indonesia Government International Bond
3.85%, 07/18/27(c)	400	373,620
4.13%, 01/15/25(c)	800	781,568
4.15%, 09/20/27 (Call 06/20/27)	300	283,980
4.35%, 01/08/27(c)	600	575,466
4.45%, 02/11/24	200	198,546
4.75%, 01/08/26(c)	1,000	980,900
5.88%, 01/15/24(c)	800	807,224
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(c)	200	194,354
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(c)	800	703,400
2.30%, 06/23/25(c)	650	604,467
3.90%, 08/20/24(c)	200	196,854
4.15%, 03/29/27(c)	800	761,072
4.33%, 05/28/25(c)	900	884,610
4.35%, 09/10/24(c)(d)	400	396,172
4.40%, 06/06/27(c)	800	764,160
4.55%, 03/29/26(c)	600	586,818

		9,093,211

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	380	381,961
Israel Government International Bond, 2.88%, 03/16/26	400	374,284

		756,245

Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	1,250	1,157,750
1.25%, 02/17/26	1,310	1,116,657
2.38%, 10/17/24	1,280	1,194,278

		3,468,685

Japan — 0.2%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	200	189,428
1.88%, 10/02/24(c)	500	473,185
3.25%, 04/28/27(b)(d)	1,220	1,145,336

Security	Par (000)	Value

Japan (continued)
Japan Bank for International Cooperation
0.63%, 07/15/25	$1,002	$894,836
1.75%, 10/17/24	630	593,825
2.25%, 11/04/26	500	451,850
2.38%, 04/20/26	960	883,142
2.50%, 05/23/24	1,675	1,616,157
2.50%, 05/28/25	2,220	2,093,616
2.75%, 01/21/26	1,340	1,254,656
2.88%, 04/14/25	400	381,776
2.88%, 06/01/27	200	184,458
3.00%, 05/29/24	465	451,399
Japan International Cooperation Agency, 3.25%, 05/25/27	955	893,135

		11,506,799

Jersey — 0.0%
IDB Trust Services Ltd.
1.81%, 02/26/25(c)	800	744,408
1.96%, 10/02/24(c)	500	472,135
2.84%, 04/25/24(c)	500	485,525

		1,702,068

Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(c)	200	187,078
5.75%, 01/31/27(c)	400	367,724
6.13%, 01/29/26(c)	600	574,140

		1,128,942

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(c)	645	641,078
5.13%, 07/21/25(c)	1,000	1,023,000

		1,664,078

Kenya — 0.0%
Kenya Government International Bond, 7.00%, 05/22/27(c)	400	318,176
Republic of Kenya Government International Bond, 6.88%, 06/24/24(c)	900	785,025

		1,103,201

Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(c)	2,000	1,909,520

Lebanon — 0.0%
Lebanon Government International Bond
0.00%, 04/22/24(c)(i)(j)(l)	350	20,913
6.20%, 02/26/25(c)(i)(j)	200	11,928
6.25%, 11/04/24(c)(i)(j)	200	12,030
6.25%, 06/12/25(c)(i)(j)	200	12,028
6.60%, 12/31/99(c)(i)(j)	400	23,612
6.85%, 12/31/99(c)(i)(j)	200	11,888

		92,399

Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26 (Call 10/26/26)(c)	200	174,310
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(c)	352	338,670
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(c)	600	573,912

		1,086,892

Mexico — 0.1%
Mexico Government International Bond
3.90%, 04/27/25 (Call 03/27/25)(d)	300	294,387
4.13%, 01/21/26	1,200	1,157,484

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
4.15%, 03/28/27(d)	$1,000	$955,630

		2,407,501

Mongolia — 0.0%
Mongolia Government International Bond
3.50%, 07/07/27(c)	200	136,240
5.13%, 04/07/26(c)	400	306,724
8.75%, 03/09/24(c)	200	187,184

		630,148

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(c)	400	357,724

Nigeria — 0.0%
Nigeria Government International Bond, 7.63%, 11/21/25(c)	600	516,294

Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	800	709,704
0.88%, 03/12/25(b)	640	587,424
1.50%, 01/20/27(b)	1,450	1,286,077
2.00%, 06/19/24(b)	1,050	1,006,121
2.75%, 02/05/24(b)	460	449,195

		4,038,521

Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(c)	1,200	1,135,836
4.88%, 02/01/25(c)	400	388,748
5.38%, 03/08/27(c)	1,000	954,490
6.75%, 10/28/27(c)	600	602,172
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(c)	1,100	1,075,646
5.93%, 10/31/25(c)	400	403,428

		4,560,320

Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(c)	600	195,060
8.25%, 04/15/24(c)	400	168,092
8.25%, 09/30/25(c)	200	69,438

		432,590

Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(c)	200	180,560
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	705	675,468
3.75%, 04/17/26(c)	700	655,543
4.00%, 09/22/24 (Call 06/22/24)	500	485,105
7.13%, 01/29/26	500	523,845

		2,520,521

Paraguay — 0.0%
Paraguay Government International Bond
4.70%, 03/27/27(c)	400	382,432
5.00%, 04/15/26(c)	200	195,306

		577,738

Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27 (Call 07/28/27)(c)	200	161,956

Security	Par (000)	Value

Peru (continued)
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	$325	$293,615
7.35%, 07/21/25	1,200	1,249,296

		1,704,867

Philippines — 0.1%
Philippine Government International Bond
3.23%, 03/29/27	200	184,380
4.20%, 01/21/24	850	835,346
9.50%, 10/21/24	200	215,162
10.63%, 03/16/25	700	782,271

		2,017,159

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	829	778,473
4.00%, 01/22/24	886	873,020

		1,651,493

Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(c)	1,600	1,514,240
3.38%, 03/14/24(c)	800	785,184
3.40%, 04/16/25(c)	800	772,384

		3,071,808

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(c)	600	514,722
4.88%, 01/22/24(c)(d)	455	451,465

		966,187

Saudi Arabia — 0.2%
KSA Sukuk Ltd., 3.63%, 04/20/27(c)	2,200	2,075,304
Saudi Government International Bond
2.50%, 02/03/27(c)	600	543,042
2.90%, 10/22/25(c)	1,000	943,480
3.25%, 10/26/26(c)	2,400	2,255,520
4.00%, 04/17/25(c)	2,000	1,951,640

		7,768,986

Slovenia — 0.0%
Slovenia Government International Bond, 5.25%, 02/18/24(b)	400	398,884

South Africa — 0.1%
Republic of South Africa Government International Bond
4.67%, 01/17/24(d)	800	787,200
4.85%, 09/27/27(d)	200	181,496
4.88%, 04/14/26(d)	600	564,654
5.88%, 09/16/25	800	793,048

		2,326,398

South Korea — 0.3%
Export-Import Bank Korea, 1.13%, 03/24/26(c)	200	175,840
Export-Import Bank of Korea
0.38%, 02/09/24	200	188,778
0.63%, 06/29/24	200	186,130
0.63%, 02/09/26	610	529,748
0.75%, 09/21/25	600	529,734
1.13%, 12/29/26	400	341,704
1.25%, 01/18/25	200	183,948
1.63%, 01/18/27	600	518,904
1.88%, 02/12/25	800	744,512
2.38%, 06/25/24	200	191,752

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
2.38%, 04/21/27	$400	$354,096
2.63%, 05/26/26	400	369,788
2.88%, 01/21/25	1,300	1,238,419
3.25%, 11/10/25	200	189,364
3.63%, 11/27/23	200	197,312
4.00%, 01/14/24	200	197,616
4.25%, 09/15/27	200	189,170
Incheon International Airport Corp., 1.25%, 05/04/26(c)	200	174,742
Industrial Bank of Korea
0.63%, 09/17/24(c)	200	184,140
1.04%, 06/22/25(c)	200	178,972
2.13%, 10/23/24(c)	200	188,646
Korea Development Bank (The)
0.40%, 06/19/24	400	371,356
1.25%, 06/03/25(c)	800	725,120
1.38%, 04/25/27	200	170,070
1.75%, 02/18/25	500	463,650
Korea Electric Power Corp.
3.63%, 06/14/25(c)	200	190,968
4.00%, 06/14/27(c)	200	186,920
Korea Expressway Corp., 1.13%, 05/17/26(c)	400	344,688
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(c)	600	520,686
3.25%, 06/15/25(c)	200	189,338
Korea International Bond
2.00%, 06/19/24	200	191,276
2.75%, 01/19/27	200	185,516
5.63%, 11/03/25	200	203,144
Korea Land & Housing Corp., 0.63%, 11/03/23(c)	200	191,770
Korea Mine Rehabilitation & Mineral Resources Corp., 1.75%, 04/15/26(c)	600	525,936
Korea National Oil Corp.
0.88%, 10/05/25(c)(d)	1,000	874,190
1.25%, 04/07/26(c)	600	521,634
1.75%, 04/18/25(c)	200	182,788
3.38%, 03/27/27(c)	200	183,422
Korea SMEs and Startups Agency, 2.13%, 08/30/26(c)	200	177,298
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(c)	200	173,758
Korea Water Resources Corp, 3.50%, 04/27/25(c)	200	191,390
Suhyup Bank, 3.63%, 01/29/24(c)	200	195,756

		14,013,989

Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(c)(i)(j)	600	145,866
6.20%, 05/11/27(c)(i)(j)	200	44,620
6.35%, 06/28/24(c)(i)(j)	400	90,548
6.83%, 07/18/26(c)(i)(j)	400	90,976
6.85%, 03/14/24(c)(i)(j)	400	90,304
6.85%, 11/03/25(c)(i)(j)	810	184,056

		646,370

Supranational — 2.1%
Africa Finance Corp.
3.13%, 06/16/25(c)	200	178,688
3.88%, 04/13/24(c)	200	189,368
4.38%, 04/17/26(c)	400	355,384
African Development Bank
0.88%, 03/23/26	1,432	1,266,203
0.88%, 07/22/26	1,472	1,287,544
Series GDIF, 3.38%, 07/07/25	42	40,738

Security	Par (000)	Value

Supranational (continued)
African Export-Import Bank (The), 4.13%, 06/20/24(c)	$650	$616,148
Arab Petroleum Investments Corp., 1.26%, 02/10/26(c)	1,000	885,220
Asian Development Bank
0.38%, 06/11/24	1,158	1,082,533
0.38%, 09/03/25	2,297	2,043,710
0.50%, 02/04/26	2,005	1,761,633
0.63%, 10/08/24	207	191,926
0.63%, 04/29/25	3,082	2,798,887
1.00%, 04/14/26	4,780	4,246,265
1.50%, 10/18/24	2,045	1,927,044
1.50%, 01/20/27	2,215	1,968,493
1.63%, 03/15/24	100	96,048
1.75%, 08/14/26	5	4,521
2.00%, 01/22/25	336	317,984
2.00%, 04/24/26	550	505,544
2.13%, 03/19/25	2	1,892
2.38%, 08/10/27	5	4,566
2.63%, 01/30/24	2,123	2,070,817
2.63%, 01/12/27	40	37,282
2.88%, 05/06/25	12	11,524
3.13%, 08/20/27	40	37,810
4.13%, 09/27/24	12	11,886
6.22%, 08/15/27	45	47,926
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	1,677	1,544,131
0.50%, 05/28/25	1,591	1,429,402
0.50%, 01/27/26	447	390,294
2.25%, 05/16/24	2,324	2,238,314
3.38%, 06/29/25	62	59,882
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	665	614,766
Corp. Andina de Fomento, 1.25%, 10/26/24	2	1,847
Council of Europe Development Bank
0.38%, 06/10/24	252	235,635
0.88%, 09/22/26	581	505,981
1.38%, 02/27/25	170	158,180
2.50%, 02/27/24	412	400,880
3.00%, 06/16/25	12	11,538
European Bank for Reconstruction & Development
0.50%, 05/19/25	1,927	1,740,967
0.50%, 11/25/25	57	50,432
0.50%, 01/28/26	272	238,949
1.50%, 02/13/25	1,057	987,693
1.63%, 09/27/24	2,943	2,784,461
European Investment Bank
0.38%, 12/15/25	1,667	1,468,294
0.38%, 03/26/26	2,372	2,066,795
0.63%, 07/25/25	2,202	1,983,628
0.75%, 10/26/26	1,915	1,658,256
1.38%, 03/15/27	45	39,736
1.63%, 03/14/25	2,299	2,151,036
1.88%, 02/10/25	1,894	1,786,516
2.13%, 04/13/26	5	4,627
2.25%, 06/24/24	1,783	1,717,582
2.38%, 05/24/27	25	22,985
2.50%, 10/15/24(d)	2	1,924
2.63%, 03/15/24	2,503	2,437,071
3.13%, 12/14/23	854	839,781
3.25%, 01/29/24	2,859	2,811,026
European Stability Mechanism, 1.38%, 09/11/24(b)(d)	940	885,847

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Inter-American Development Bank
0.50%, 09/23/24	$207	$191,705
0.63%, 07/15/25	2,419	2,178,914
0.63%, 09/16/27	60	50,147
0.88%, 04/03/25	2,970	2,720,579
0.88%, 04/20/26	3,500	3,092,530
1.75%, 03/14/25	2,197	2,059,358
2.00%, 06/02/26	646	592,078
2.00%, 07/23/26	200	182,814
2.13%, 01/15/25	1,493	1,417,469
2.38%, 07/07/27	25	22,876
2.63%, 01/16/24	1,579	1,542,178
3.00%, 02/21/24	2,121	2,077,095
3.25%, 07/01/24	42	41,071
7.00%, 06/15/25	7	7,393
Inter-American Investment Corp., 1.75%, 10/02/24(c)	1,150	1,087,371
International Bank for Reconstruction & Development
0.38%, 07/28/25	8,623	7,704,909
0.50%, 10/28/25	2,950	2,620,485
0.63%, 04/22/25	4,940	4,491,695
0.75%, 03/11/25	2,156	1,974,702
0.85%, 02/10/27 (Call 11/10/22)	10	8,427
0.88%, 07/15/26	5	4,385
1.50%, 08/28/24	984	931,179
1.63%, 01/15/25	1,561	1,466,388
1.88%, 10/27/26	323	291,927
2.13%, 03/03/25	257	243,546
2.50%, 03/19/24	2,944	2,861,068
2.50%, 11/25/24	1,844	1,769,226
2.50%, 07/29/25	2,339	2,216,600
3.13%, 11/20/25	667	640,413
3.13%, 06/15/27	125	118,565
International Finance Corp.
0.38%, 07/16/25	1,638	1,466,288
0.75%, 10/08/26	20	17,327
1.38%, 10/16/24	1,241	1,167,098
2.13%, 04/07/26	32	29,576
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(c)	1,475	1,312,794
Nordic Investment Bank
0.38%, 09/11/25	1,170	1,039,814
2.25%, 05/21/24	1,035	998,661

		107,894,691

Sweden — 0.1%
Kommuninvest I Sverige AB, 0.38%, 02/16/24(b)	600	567,978
Svensk Exportkredit AB
0.38%, 07/30/24	200	185,696
0.50%, 08/26/25	1,302	1,158,715
0.63%, 10/07/24	200	184,982
0.63%, 05/14/25	1,425	1,288,513
1.75%, 12/12/23	405	392,166

		3,778,050

Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(c)	200	177,538

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.38%, 01/16/24(c)	200	196,520
4.50%, 08/04/26(c)(d)	400	387,416

		583,936

Security	Par (000)	Value

Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(c)	$428	$268,686

Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(c)	400	369,692
5.13%, 06/22/26(c)	1,700	1,504,245
7.25%, 02/24/27(c)	1,000	926,630
9.76%, 11/13/25	800	808,920
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(c)	400	327,716
Turkey Government International Bond
4.25%, 03/13/25(d)	800	724,656
4.25%, 04/14/26	1,000	853,120
4.75%, 01/26/26(d)	800	700,520
4.88%, 10/09/26	1,400	1,192,450
5.60%, 11/14/24	1,000	955,580
5.75%, 03/22/24	1,200	1,180,968
6.00%, 03/25/27(d)	1,200	1,045,296
6.35%, 08/10/24(d)	900	879,993
6.38%, 10/14/25	1,200	1,113,588
7.25%, 12/23/23	600	605,370
7.38%, 02/05/25	1,544	1,516,810
8.60%, 09/24/27	600	576,378
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(c)	400	334,884
6.13%, 05/03/24(c)	200	187,960
8.25%, 01/24/24(c)	200	196,306
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(c)	200	167,762

		16,168,844

Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25(c)(i)(j)	804	168,488
7.75%, 09/01/26(c)(i)(j)	700	115,413
7.75%, 09/01/27(c)(i)(j)	400	66,450
8.99%, 02/01/26(c)(i)(j)	600	110,175

		460,526

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.13%, 09/30/24(c)	1,400	1,333,892
2.50%, 04/16/25(c)	1,400	1,332,870
3.13%, 05/03/26(c)	1,200	1,136,700
3.13%, 10/11/27(c)	1,400	1,306,788
RAK Capital, 3.09%, 03/31/25(c)	500	477,085
Sharjah Sukuk Ltd., 3.76%, 09/17/24(c)	200	191,080
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(c)	200	171,012
3.85%, 04/03/26(c)	800	726,120

		6,675,547

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	100	99,023
4.50%, 08/14/24	320	319,325

		418,348

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(c)	454	437,134

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Zambia — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(c)(i)(j)	$400	$160,012
8.97%, 07/30/27(c)(i)(j)	600	238,032

		398,044

Total Foreign Government Obligations — 6.0% (Cost: $333,429,500)		301,834,100

Municipal Debt Obligations

California — 0.0%
California Earthquake Authority, 5.60%, 07/01/27	200	198,374
University of California RB, Series BG, 0.88%, 05/15/25 (Call 04/15/25)	70	62,935

		261,309

Florida — 0.0%
State Board of Administration Finance Corp. RB, 1.26%, 07/01/25	650	583,151

New York — 0.0%
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	500	487,316

Total Municipal Debt Obligations — 0.0% (Cost: $1,423,444)		1,331,776

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 7.7%
Federal Home Loan Mortgage Corp.
0.25%, 12/04/23	2,470	2,353,737
2.28%, 02/01/45, (12 mo. LIBOR US + 1.622%)(a)	10	9,805
2.50%, 01/01/30	319	299,209
2.50%, 08/01/31	285	264,497
2.50%, 10/01/31	649	601,963
2.50%, 12/01/31	357	331,199
2.50%, 02/01/32	429	397,729
2.50%, 01/01/33	1,136	1,048,936
2.75%, 06/19/23	4,195	4,141,346
3.00%, 05/01/29	11,488	11,073,899
3.00%, 05/01/30	287	269,302
3.00%, 06/01/30	26	25,139
3.00%, 07/01/30	221	208,378
3.00%, 12/01/30	320	300,113
3.00%, 05/01/31	114	107,122
3.00%, 06/01/31	77	72,811
3.50%, 05/01/32	64	60,733
3.50%, 09/01/32	52	49,031
3.50%, 07/01/33	119	113,112
3.50%, 06/01/34	548	522,419
4.00%, 05/01/33	111	107,378
Federal National Mortgage Association
0.25%, 07/10/23	15,000	14,537,550
0.50%, 06/17/25	13,000	11,714,690
1.75%, 07/02/24	6,850	6,539,489
2.38%, 01/19/23	2,610	2,598,438
2.41%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	41	40,303
2.50%, 02/05/24	705	686,501
2.63%, 09/06/24	2,550	2,460,189
3.60%, 12/01/44, (12 mo. LIBOR US + 1.576%)(a)	9	9,373
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	51	49,421

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-M3, Class A2, 2.70%, 02/25/26	$6,283	$5,877,549
Series 2019-M25, Class A1, 2.14%, 11/25/29	361	348,222
Freddie Mac Multifamily Structured Pass Through Certificates
Series K027, Class A2, 2.64%, 01/25/23 (Call 01/25/23)	1,399	1,393,461
Series K036, Class A2, 3.53%, 10/25/23 (Call 11/25/23)(a)	500	494,202
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	5,000	4,924,227
Series K042, Class A2, 2.67%, 12/25/24 (Call 12/25/24)	5,000	4,776,257
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	1,347	1,293,608
Series K049, Class A2, 3.01%, 07/25/25 (Call 08/25/25)	1,129	1,075,627
Series K051, Class A2, 3.31%, 09/25/25 (Call 10/25/25)	1,622	1,553,146
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	1,000	946,177
Series K067, Class A1, 2.90%, 03/25/27 (Call 09/25/27)	3,021	2,896,932
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	460	399,843
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	450	373,918
Series K722, Class A2, 2.41%, 03/25/23 (Call 05/25/23)	1,048	1,041,622
Series K724, Class A2, 3.06%, 11/25/23 (Call 12/25/23)(a)	1,393	1,372,269
Series K729, Class A1, 2.95%, 02/25/24 (Call 11/25/24)	336	335,841
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	2,319	1,979,487
1.50%, 03/01/36	2,524	2,150,407
1.50%, 10/01/36	2,506	2,135,628
1.50%, 11/01/36	2,124	1,811,263
1.50%, 02/01/37(m)	17,785	15,149,108
1.50%, 02/01/37	4,012	3,417,234
1.50%, 03/01/37	22,959	19,543,713
1.50%, 04/01/37	3,477	2,959,361
1.50%, 08/01/37	1,740	1,481,933
1.50%, 11/15/37(n)	766	651,402
2.00%, 10/01/35	10,832	9,526,749
2.00%, 11/01/35	3,643	3,203,883
2.00%, 12/01/35	6,940	6,102,963
2.00%, 02/01/36	22,052	19,390,616
2.00%, 03/01/36	7,658	6,727,575
2.00%, 04/01/36	13,086	11,480,176
2.00%, 05/01/36	13,438	11,796,911
2.00%, 06/01/36	1,088	954,729
2.00%, 06/01/36(m)	13,926	12,217,443
2.00%, 07/01/36	7,841	6,878,353
2.00%, 08/01/36	832	729,818
2.00%, 10/01/36	1,822	1,598,119
2.00%, 11/01/36	12,536	11,002,228
2.00%, 12/01/36	11,400	10,004,568
2.00%, 01/01/37	19,710	17,296,935
2.00%, 02/01/37	5,117	4,489,063
2.00%, 05/01/37	1,801	1,578,626
2.00%, 06/01/37	2,288	2,005,786

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 07/01/28	$411	$390,390
2.50%, 12/01/29	100	95,705
2.50%, 03/01/30	52	48,938
2.50%, 07/01/30	66	61,405
2.50%, 08/01/30	189	175,988
2.50%, 12/01/30	32	29,726
2.50%, 01/01/31	27	25,026
2.50%, 05/01/31	544	504,408
2.50%, 08/01/31	793	734,751
2.50%, 09/01/31	575	533,474
2.50%, 10/01/31	2,878	2,689,278
2.50%, 12/01/31	895	829,955
2.50%, 01/01/32	4,018	3,724,317
2.50%, 02/01/32	735	681,247
2.50%, 03/01/32	687	637,194
2.50%, 04/01/32	4,941	4,580,760
2.50%, 07/01/32	5,565	5,159,360
2.50%, 10/01/32	105	97,284
2.50%, 01/01/33	844	782,593
2.50%, 07/01/35	7,203	6,534,092
2.50%, 10/01/35	15,108	13,703,627
2.50%, 03/01/36	1,624	1,467,114
2.50%, 05/01/36	10,569	9,551,466
2.50%, 06/01/36	524	473,842
2.50%, 07/01/36	640	578,602
2.50%, 08/01/36	3,210	2,900,558
2.50%, 03/01/37	9,293	8,384,116
2.50%, 04/01/37	2,795	2,520,684
2.50%, 05/01/37	551	496,835
3.00%, 10/01/27	33	31,687
3.00%, 10/01/28	153	147,078
3.00%, 11/01/28	159	153,621
3.00%, 03/01/30	5,096	4,904,866
3.00%, 04/01/30	71	67,003
3.00%, 07/01/30	47	43,883
3.00%, 08/01/30	167	156,245
3.00%, 09/01/30	258	242,009
3.00%, 10/01/30	139	130,008
3.00%, 11/01/30	28	26,669
3.00%, 12/01/30	113	105,531
3.00%, 01/01/31	1,608	1,506,952
3.00%, 02/01/31	821	769,806
3.00%, 03/01/31	176	164,446
3.00%, 04/01/31	84	77,701
3.00%, 06/01/31	507	474,625
3.00%, 07/01/31	550	515,546
3.00%, 09/01/31	163	152,681
3.00%, 10/01/31	30	28,183
3.00%, 01/01/32	549	514,419
3.00%, 02/01/32	1,796	1,683,449
3.00%, 03/01/32	159	149,156
3.00%, 06/01/32	521	488,615
3.00%, 08/01/32	322	301,778
3.00%, 11/01/32	529	495,376
3.00%, 12/01/32	861	806,544
3.00%, 02/01/33	593	555,928
3.00%, 10/01/33	614	572,911
3.00%, 07/01/34	276	255,938
3.00%, 09/01/34	4,143	3,845,893
3.00%, 11/01/34	440	408,745

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/34	$3,620	$3,360,603
3.00%, 10/01/35	555	514,481
3.00%, 07/01/37	947	871,727
3.00%, 11/15/37(n)	653	600,460
3.50%, 01/01/27	6	5,445
3.50%, 12/01/29	13	12,196
3.50%, 07/01/30	139	132,101
3.50%, 10/01/30	61	58,778
3.50%, 11/01/30	7	6,574
3.50%, 03/01/31	84	79,909
3.50%, 06/01/31	145	138,090
3.50%, 01/01/32	78	74,188
3.50%, 05/01/32	123	117,359
3.50%, 06/01/32	150	143,369
3.50%, 07/01/32	41	38,927
3.50%, 08/01/32	38	36,182
3.50%, 09/01/32	252	240,175
3.50%, 10/01/32	38	35,354
3.50%, 11/01/32	27	25,116
3.50%, 03/01/33	407	388,268
3.50%, 04/01/33	530	498,068
3.50%, 05/01/33	320	304,560
3.50%, 06/01/33	570	543,038
3.50%, 02/01/34	4,287	4,085,848
3.50%, 07/01/34	873	852,800
3.50%, 08/01/34	561	533,405
3.50%, 01/01/35	439	417,644
3.50%, 11/15/37(n)	3,174	2,982,072
4.00%, 07/01/29	60	58,302
4.00%, 07/01/32	202	195,459
4.00%, 05/01/33	245	236,752
4.00%, 06/01/33	117	113,346
4.00%, 07/01/33	76	73,268
4.00%, 12/01/33	552	535,212
4.00%, 11/15/37(n)	3,104	2,964,077
4.50%, 11/15/37(n)	112	108,859
5.00%, 11/15/37(n)	178	176,874

		388,089,703

U.S. Government Agency Obligations — 0.3%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	35	33,339
Federal Home Loan Banks
1.50%, 08/15/24	260	246,246
2.13%, 06/09/23	300	295,278
3.00%, 12/09/22	3,724	3,718,749
3.38%, 09/08/23	1,105	1,091,143
Federal Home Loan Mortgage Corp., 0.25%, 08/24/23	10,000	9,639,800
Federal National Mortgage Association
0.63%, 04/22/25	200	181,516
2.88%, 09/12/23	800	787,152

		15,993,223

U.S. Government Obligations — 46.8%
U.S. Treasury Note/Bond
0.13%, 12/15/23	21,800	20,732,141
0.13%, 01/15/24	19,100	18,085,312
0.13%, 02/15/24	30,000	28,313,672
0.25%, 11/15/23	4,250	4,061,572
0.25%, 03/15/24	10,000	9,417,969
0.25%, 05/15/24	4,000	3,740,000

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 06/15/24	$20,000	$18,639,063
0.25%, 05/31/25	20,000	17,962,500
0.25%, 07/31/25	16,460	14,696,980
0.25%, 08/31/25	6,000	5,336,250
0.25%, 09/30/25	22,400	19,887,000
0.25%, 10/31/25	5,700	5,037,820
0.38%, 04/15/24	21,500	20,210,000
0.38%, 07/15/24	15,400	14,340,047
0.38%, 08/15/24	25,500	23,661,211
0.38%, 09/15/24	56,800	52,584,375
0.38%, 04/30/25	13,100	11,863,687
0.38%, 12/31/25	22,200	19,584,562
0.38%, 01/31/26	3,050	2,679,711
0.38%, 09/30/27	17,100	14,178,305
0.50%, 03/31/25	16,800	15,312,938
0.50%, 02/28/26	38,000	33,425,156
0.50%, 04/30/27	18,000	15,235,312
0.50%, 05/31/27	14,000	11,813,594
0.50%, 06/30/27	9,570	8,053,753
0.50%, 08/31/27	6,200	5,189,594
0.50%, 10/31/27	23,100	19,212,703
0.63%, 10/15/24	32,900	30,531,457
0.63%, 07/31/26	29,850	26,006,812
0.75%, 12/31/23	28,200	26,951,930
0.75%, 11/15/24	56,920	52,762,172
0.75%, 03/31/26	20,000	17,700,000
0.75%, 04/30/26	21,620	19,079,650
0.75%, 05/31/26	54,100	47,616,453
0.75%, 08/31/26	47,500	41,477,149
0.88%, 01/31/24	15,620	14,899,405
0.88%, 06/30/26	48,800	43,039,313
0.88%, 09/30/26	206,450	180,740,523
1.00%, 12/15/24	54,200	50,414,469
1.13%, 01/15/25	29,400	27,330,516
1.13%, 02/28/25	18,000	16,675,312
1.13%, 10/31/26	22,800	20,119,219
1.13%, 02/28/27	5,400	4,727,531
1.25%, 08/31/24	3,200	3,013,625
1.25%, 11/30/26	62,780	55,579,919
1.25%, 12/31/26	16,950	14,976,914
1.38%, 01/31/25	9,000	8,411,484
1.38%, 08/31/26	5,000	4,475,391
1.50%, 02/29/24	10,600	10,173,930
1.50%, 09/30/24	11,500	10,866,602
1.50%, 10/31/24	15,000	14,141,602
1.50%, 11/30/24	19,230	18,083,712
1.50%, 02/15/25	47,300	44,225,500
1.50%, 08/15/26	43,700	39,323,172
1.50%, 01/31/27	35,700	31,817,625
1.63%, 02/15/26	25,000	22,869,141
1.63%, 05/15/26	9,410	8,563,100
1.63%, 10/31/26	30,000	27,016,406
1.75%, 06/30/24	6,500	6,202,422
1.75%, 12/31/24	15,000	14,173,828
1.75%, 03/15/25	23,900	22,452,930
1.88%, 08/31/24	17,260	16,441,499
1.88%, 02/28/27	24,000	21,716,250
2.00%, 04/30/24	10,000	9,615,625
2.00%, 05/31/24	4,390	4,213,543
2.00%, 06/30/24	14,000	13,411,016

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 02/15/25	$22,500	$21,285,352
2.00%, 08/15/25	11,600	10,856,875
2.00%, 11/15/26	35,000	31,956,641
2.13%, 11/30/23	700	681,406
2.13%, 02/29/24	22,650	21,912,106
2.13%, 03/31/24	23,000	22,210,273
2.13%, 07/31/24	13,900	13,321,195
2.13%, 09/30/24	10,800	10,325,812
2.13%, 11/30/24	7,800	7,427,672
2.13%, 05/15/25	9,000	8,492,344
2.25%, 12/31/23	18,350	17,853,260
2.25%, 01/31/24	21,000	20,388,047
2.25%, 03/31/24	22,000	21,275,547
2.25%, 04/30/24	17,600	16,988,813
2.25%, 10/31/24	7,200	6,891,469
2.25%, 11/15/24	19,600	18,744,031
2.25%, 12/31/24	4,000	3,815,000
2.25%, 11/15/25	10,000	9,381,250
2.25%, 03/31/26	4,000	3,729,688
2.25%, 02/15/27	32,100	29,494,383
2.25%, 08/15/27	20,350	18,567,785
2.38%, 02/29/24	9,000	8,738,437
2.38%, 08/15/24	23,400	22,500,562
2.38%, 05/15/27	33,450	30,797,520
2.50%, 01/31/24	26,500	25,802,305
2.50%, 04/30/24	5,000	4,845,312
2.50%, 05/15/24	20,700	20,036,953
2.50%, 05/31/24	2,000	1,935,156
2.50%, 01/31/25	9,300	8,901,844
2.50%, 02/28/26	4,000	3,763,438
2.50%, 03/31/27	31,000	28,764,610
2.63%, 12/31/23	2,000	1,955,391
2.63%, 03/31/25	5,250	5,033,437
2.63%, 04/15/25	7,000	6,701,953
2.63%, 01/31/26	13,000	12,296,172
2.75%, 02/15/24	30,650	29,910,090
2.75%, 02/28/25	12,450	11,977,289
2.75%, 05/15/25	22,390	21,475,159
2.75%, 06/30/25	8,000	7,665,000
2.75%, 08/31/25	10,000	9,549,219
2.75%, 04/30/27	32,800	30,739,750
2.75%, 07/31/27	18,440	17,239,959
2.88%, 11/30/23	9,900	9,715,535
2.88%, 04/30/25	11,100	10,683,750
2.88%, 05/31/25	7,000	6,726,016
2.88%, 06/15/25	26,000	24,994,531
2.88%, 07/31/25	6,000	5,757,187
2.88%, 11/30/25	4,900	4,682,945
3.00%, 06/30/24	32,000	31,165,000
3.00%, 07/31/24	7,600	7,397,531
3.00%, 07/15/25	18,000	17,337,656
3.00%, 10/31/25	8,000	7,678,750
3.13%, 08/15/25	17,300	16,708,016
3.13%, 08/31/27	25,000	23,796,875
3.25%, 06/30/27	25,000	23,923,828
3.50%, 09/15/25	18,200	17,745,000
4.13%, 09/30/27(d)	30,000	29,835,937
4.25%, 10/15/25	30,000	29,850,000

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
7.50%, 11/15/24	$500		$527,930

			2,369,847,366

Total U.S. Government & Agency Obligations — 54.8% (Cost: $2,993,242,430)			2,773,930,292

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(h)	16		—

Energy Equipment & Services — 0.0%
Patterson-UTI Energy Inc.	0	(o)	5,401

Health Care Technology — 0.0%
Quincy Health LLC(h)(i)	1		1,408

Metals & Mining — 0.0%
Foresight Energy LLC(h)	0	(o)	—

Total Common Stocks — 0.0% (Cost $249,425)			6,809

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(h)	0	(o)	—

Total Preferred Stocks — 0.0% (Cost $98)			—

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 11/20/22)	0	(o)	—

Total Warrants — 0.0% (Cost $0)			—

Total Long-Term Investments — 98.6% (Cost: $5,424,401,172)			4,988,024,689

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(p)(q)	53,211		53,200,266

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(p)(q)(r)	88,715	$88,715,321

Total Short-Term Securities — 2.8% (Cost: $141,927,016)		141,915,587

Total Investments — 101.4% (Cost: $5,566,328,188)		5,129,940,276

Liabilities in Excess of Other Assets — (1.4)%		(69,206,406)

Net Assets — 100.0%		$5,060,733,870

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Non-income producing security.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Zero-coupon bond.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)	Represents or includes a TBA transaction.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$209,694,244	$—	$(156,379,716	)(a)	$(62,083)	$(52,179)	$53,200,266	53,211	$668,522		$—

BlackRock Cash Funds: Treasury, SL Agency Shares	436,729,815	—	(348,014,494	)(a)	—	—	88,715,321	88,715	498,827	(b)	—

					$(62,083)	$(52,179)	$141,915,587		$1,167,349		$—

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core 1-5 Year USD Bond ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$38,921,589	$—	$38,921,589
Collaterized Mortgage Obligations	—	65,817,274	—	65,817,274
Corporate Bonds & Notes	—	1,806,182,849	—	1,806,182,849
Foreign Government Obligations	—	301,834,100	—	301,834,100
Municipal Debt Obligations	—	1,331,776	—	1,331,776
U.S. Government & Agency Obligations	—	2,773,930,292	—	2,773,930,292
Common Stocks	5,401	—	1,408	6,809
Preferred Stocks	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	141,915,587	—	—	141,915,587

	$141,920,988	$4,988,017,880	$1,408	$5,129,940,276

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 0.4%
AGI Finance Pty Ltd., 2.12%, 06/24/27 (Call 03/24/27)	AUD	200	$109,050
APA Infrastructure Ltd.
2.00%, 03/22/27(a)	EUR	300	266,522
3.50%, 03/22/30(a)	GBP	300	283,196
APT Pipelines Ltd., 0.75%, 03/15/29 (Call 12/15/28)(a)	EUR	100	77,385
Aurizon Finance Pty Ltd., 3.00%, 03/09/28 (Call 12/09/27)	AUD	100	52,524
Aurizon Network Pty Ltd., 2.00%, 09/18/24(a)	EUR	200	189,663
Ausgrid Finance Pty Ltd., 3.75%, 10/30/24 (Call 08/01/24)(a)	AUD	200	124,957
AusNet Services Holdings Pty Ltd.
0.63%, 08/25/30(a)	EUR	300	223,969
2.60%, 07/31/29	AUD	300	151,530
3.00%, 02/13/24(a)	EUR	200	196,185
Australia & New Zealand Banking Group Ltd.
0.25%, 11/29/22	EUR	300	296,247
0.45%, 11/22/23(a)	EUR	200	193,236
0.67%, 05/05/31 (Call 05/05/26)(a)(b)	EUR	200	165,888
0.75%, 09/29/26(a)	EUR	700	625,012
3.10%, 02/08/24(a)	AUD	300	188,556
5.91%, 08/12/32 (Call 08/12/27)(b)	AUD	500	309,610
Australia Pacific Airports Melbourne Pty Ltd., 3.76%, 11/25/31 (Call 08/25/31)	AUD	300	154,631
BHP Billiton Finance Ltd.
Series 11, 3.25%, 09/25/24(a)	GBP	150	167,365
Series 12, 4.30%, 09/25/42	GBP	200	195,422
Series 17, 1.50%, 04/29/30 (Call 01/29/30)(a)	EUR	345	282,358
Brisbane Airport Corp. Pty Ltd., 4.50%, 12/30/30 (Call 10/01/30)	AUD	300	168,066
Charter Hall Ltd., 2.09%, 03/03/28 (Call 12/03/27)(a)	AUD	100	51,281
Commonwealth Bank Australia, 4.95%, 04/14/32 (Call 04/14/27)(b)	AUD	600	359,212
Commonwealth Bank of Australia
0.50%, 07/27/26(a)	EUR	100	89,925
0.88%, 02/19/29(a)	EUR	400	343,199
1.13%, 01/18/28(a)	EUR	100	87,875
1.94%, 10/03/29 (Call 10/03/24)(a)(b)	EUR	100	92,792
3.00%, 01/11/24(a)	AUD	200	125,753
3.00%, 09/04/26(a)	GBP	100	107,937
Computershare U.S. Inc., 1.13%, 10/07/31 (Call 07/07/31)(a)	EUR	100	72,141
Lendlease Finance Ltd., 3.70%, 03/31/31 (Call 12/31/30)(a)	AUD	100	49,666
Lonsdale Finance Pty Ltd., 2.45%, 11/20/26 (Call 08/20/26)(a)	AUD	200	113,338
Macquarie Bank Ltd., 1.75%, 08/07/24(a)	AUD	400	242,532
Macquarie Group Ltd.
0.35%, 03/03/28(a)	EUR	300	235,686
0.63%, 02/03/27(a)	EUR	100	84,073
0.95%, 05/21/31(a)	EUR	300	213,930
2.13%, 10/01/31(a)	GBP	300	247,870
National Australia Bank Ltd.
0.01%, 01/06/29	EUR	300	243,889
0.25%, 05/20/24(a)	EUR	340	320,828
0.30%, 10/31/25(a)	CHF	150	142,139

Security	Par (000)		Value

Australia (continued)
0.63%, 08/30/23(a)	EUR	460	$446,553
0.75%, 01/30/26(a)	EUR	200	183,801
0.88%, 11/16/22(a)	EUR	200	197,603
1.13%, 05/20/31(a)	EUR	236	189,907
1.70%, 09/15/31 (Call 09/15/26)(a)(b)	GBP	200	185,834
2.25%, 06/06/25(a)	EUR	200	193,926
2.35%, 08/30/29(a)	EUR	200	186,789
2.90%, 02/26/24(a)	AUD	200	125,319
2.90%, 02/25/27	AUD	500	293,011
6.32%, 08/03/32 (Call 08/03/27)(b)	AUD	300	189,375
NSW Electricity Networks Finance Pty Ltd., 2.54%, 09/23/30 (Call 06/25/30)(a)	AUD	150	72,400
Optus Finance Pty Ltd., 1.00%, 06/20/29 (Call 03/20/29)(a)	EUR	400	324,019
Origin Energy Finance Ltd., 1.00%, 09/17/29 (Call 06/17/29)(a)	EUR	130	95,806
Pacific National Finance Pty Ltd.
3.80%, 09/08/31 (Call 06/10/31)(a)	AUD	150	74,857
5.25%, 05/19/25	AUD	50	31,557
Qantas Airways Ltd., 2.95%, 11/27/29 (Call 08/27/29)(a)	AUD	250	123,448
Scentre Group Trust 1/Scentre Group Trust 2
1.38%, 03/22/23 (Call 12/22/22)(a)	EUR	150	147,001
1.45%, 03/28/29 (Call 12/28/28)(a)	EUR	100	78,038
Telstra Corp. Ltd., 1.38%, 03/26/29 (Call 12/26/28)(a)	EUR	300	260,809
Toyota Finance Australia Ltd.
0.25%, 04/09/24(a)	EUR	200	190,465
0.44%, 01/13/28(a)	EUR	400	335,602
Transurban Finance Co. Pty Ltd.
2.00%, 08/28/25 (Call 05/28/25)(a)	EUR	100	93,957
3.00%, 04/08/30 (Call 01/08/30)(a)	EUR	200	175,980
WestConnex Finance Co. Pty Ltd., 3.15%, 03/31/31 (Call 12/31/30)(a)	AUD	150	74,437
Westfield America Management Ltd.
2.13%, 03/30/25 (Call 01/30/25)(a)	GBP	200	201,055
2.63%, 03/30/29 (Call 12/30/28)(a)	GBP	100	84,915
Westpac Banking Corp.
0.38%, 03/05/23(a)	EUR	200	196,527
0.38%, 04/02/26(a)	EUR	300	271,049
0.38%, 09/22/36(a)	EUR	300	196,640
0.50%, 05/17/24(a)	EUR	200	190,744
0.50%, 01/16/25(a)	EUR	200	187,402
0.77%, 05/13/31 (Call 05/13/26)(a)(b)	EUR	150	125,181
1.13%, 09/05/27(a)	EUR	320	282,500
1.38%, 05/17/32(a)	EUR	300	249,706
2.40%, 01/25/27	AUD	200	114,798
3.25%, 11/16/23	AUD	100	63,197
Woolworths Group Ltd., 2.80%, 05/20/30(a)	AUD	300	154,523

			14,234,169

Austria — 0.3%
Autobahnen- und Schnellstrassen-Finanzierungs-AG, 0.25%, 10/18/24(a)	EUR	400	376,911
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
0.01%, 09/23/30(a)	EUR	100	77,567
0.10%, 05/12/31(a)	EUR	200	153,218
0.63%, 06/19/34(a)	EUR	200	147,526
1.13%, 07/31/28(a)	EUR	300	266,928

72	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Austria (continued)
1.75%, 03/08/30(a)	EUR	200	$180,364
2.00%, 08/25/32(a)	EUR	300	266,226
Erste Group Bank AG
0.01%, 09/11/29(a)	EUR	200	160,772
0.25%, 01/27/31(a)	EUR	400	285,106
0.50%, 01/12/37(a)	EUR	200	134,855
0.63%, 04/17/26(a)	EUR	200	182,700
0.88%, 05/13/27(a)	EUR	400	345,366
1.00%, 06/10/30 (Call 06/10/25)(a)(b)	EUR	200	169,843
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
0.38%, 04/04/23(a)	EUR	200	196,278
1.38%, 04/14/25(a)	EUR	300	280,035
1.63%, 05/11/29	EUR	300	271,372
Hypo Vorarlberg Bank AG, 0.63%, 07/17/26(a)	EUR	300	272,072
JAB Holdings BV
1.00%, 12/20/27(a)	EUR	200	164,826
1.75%, 05/25/23(a)	EUR	300	294,471
1.75%, 06/25/26(a)	EUR	300	270,533
2.25%, 12/19/39(a)	EUR	100	59,335
Series 11Y, 2.50%, 06/25/29(a)	EUR	200	168,133
OeBB-Infrastruktur AG
1.00%, 11/18/24(a)	EUR	750	715,305
2.25%, 07/04/23(a)	EUR	200	197,587
3.00%, 10/24/33	EUR	250	245,353
3.38%, 05/18/32(a)	EUR	50	50,886
Oesterreichische Kontrollbank AG, 0.25%, 09/26/24(a)	EUR	200	188,661
OMV AG
1.88%, 12/04/28(a)	EUR	200	180,288
2.00%, 04/09/28(a)	EUR	530	487,381
2.88%, (a)(b)(c)	EUR	300	282,351
2.88%, (Call 06/01/29)(a)(b)(c)	EUR	100	78,058
Raiffeisen Bank International AG
0.05%, 09/01/27(a)	EUR	400	307,634
1.50%, 03/12/30 (Call 03/12/25)(a)(b)	EUR	300	234,698
Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen, 0.38%, 11/13/34	EUR	200	141,745
Raiffeisenlandesbank Niederoesterreich-Wien AG
0.25%, 04/16/24(a)	EUR	200	187,939
0.38%, 09/13/24(a)	EUR	300	283,249
0.50%, 01/22/35(a)	EUR	200	142,440
0.63%, 08/28/26	EUR	100	90,492
2.38%, 08/31/32(a)	EUR	300	274,731
Raiffeisen-Landesbank Steiermark AG, 1.38%, 05/11/33(a)	EUR	100	82,603
Telekom Finanzmanagement GmbH, 1.50%, 12/07/26 (Call 09/07/26)(a)	EUR	200	184,148
UniCredit Bank Austria AG
0.25%, 06/21/30(a)	EUR	100	79,848
0.63%, 03/20/29(a)	EUR	200	169,945
0.75%, 02/25/25(a)	EUR	300	282,309
UNIQA Insurance Group AG, 6.00%, 07/27/46 (Call 07/27/26)(a)(b)	EUR	100	98,331
Verbund AG, 1.50%, 11/20/24(a)	EUR	200	192,416
Vienna Insurance Group AG Wiener Versicherung Gruppe
1.00%, 03/26/36 (Call 12/26/35)(a)	EUR	100	62,882
4.88%, 06/15/42 (Call 06/15/32)(a)(b)	EUR	100	85,867

Security	Par (000)		Value

Austria (continued)
Volksbank Wien AG, 0.13%, 11/19/29	EUR	200	$160,935

			10,212,519

Belgium — 0.2%
Ageas SA/NV, 1.88%, 11/24/51 (Call 05/24/31)(a)(b)	EUR	100	69,846
Aliaxis Finance SA, 0.88%, 11/08/28 (Call 08/08/28)(a)	EUR	200	141,741
Anheuser-Busch InBev Finance Inc., Series MPLE, 4.32%, 05/15/47 (Call 11/15/46)	CAD	100	59,219
Anheuser-Busch InBev SA/NV
1.15%, 01/22/27 (Call 10/22/26)(a)	EUR	600	542,798
1.50%, 04/18/30(a)	EUR	340	290,543
2.13%, 12/02/27 (Call 09/02/27)(a)	EUR	400	372,313
2.25%, 05/24/29(a)	GBP	150	143,492
2.70%, 03/31/26(a)	EUR	100	96,482
2.75%, 03/17/36(a)	EUR	470	400,319
2.85%, 05/25/37(a)	GBP	260	221,628
2.88%, 04/02/32 (Call 01/02/32)(a)	EUR	350	320,368
3.70%, 04/02/40(a)	EUR	250	228,809
Argenta Spaarbank Covered, 0.75%, 03/03/29(a)	EUR	400	342,393
Argenta Spaarbank NV, 1.00%, 01/29/27(a)	EUR	200	168,228
Belfius Bank SA
0.00%, 08/28/26(a)(d)	EUR	500	432,942
0.13%, 09/14/26(a)	EUR	200	177,571
0.38%, 10/24/23(a)	EUR	200	193,547
0.38%, 02/13/26(a)	EUR	200	175,964
BNP Paribas Fortis SA, 0.63%, 10/04/25(a)	EUR	100	92,562
Elia Group SA/NV, 1.50%, 09/05/28 (Call 06/05/28)(a)	EUR	200	175,569
Elia Transmission Belgium SA, 0.88%, 04/28/30 (Call 01/28/30)(a)	EUR	200	158,913
Euroclear Bank SA
0.13%, 07/07/25(a)	EUR	200	182,047
0.50%, 07/10/23(a)	EUR	185	180,162
Euroclear Investments SA, 1.50%, 04/11/30(a)	EUR	200	165,955
Flemish Community (The), 0.38%, 10/13/26(a)	EUR	100	91,056
FLUVIUS System Operator CVBA
1.75%, 12/04/26(a)	EUR	400	367,131
2.88%, 05/07/29(a)	EUR	200	187,615
Groupe Bruxelles Lambert SA, 1.88%, 06/19/25 (Call 03/19/25)(a)	EUR	200	189,497
ING Belgium SA
0.01%, 02/20/30(a)	EUR	200	158,420
0.75%, 09/28/26(a)	EUR	400	363,881
KBC Group NV
0.38%, 06/16/27 (Call 06/16/26)(a)(b)	EUR	400	346,200
0.63%, 12/07/31 (Call 09/07/26)(a)(b)	EUR	300	240,551
0.75%, 10/18/23(a)	EUR	400	385,959
0.75%, 01/21/28 (Call 01/21/27)(a)(b)	EUR	400	338,725
0.75%, 01/24/30(a)	EUR	100	76,456
Solvay SA, 2.75%, 12/02/27 (Call 09/02/27)(a)	EUR	200	184,787
VGP NV, 2.25%, 01/17/30 (Call 10/17/29)(a)	EUR	300	167,636

			8,431,325

Canada — 1.5%
407 International Inc.
1.80%, 05/22/25 (Call 04/22/25)(e)	CAD	200	136,416
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	134,297
2.84%, 03/07/50 (Call 09/07/49)	CAD	400	196,695
3.65%, 09/08/44 (Call 03/08/44)(a)	CAD	100	59,052
3.67%, 03/08/49 (Call 09/08/48)	CAD	200	116,471

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Canada (continued)
3.83%, 05/11/46 (Call 11/11/45)	CAD	200	$120,816
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	15,171
Aeroports de Montreal
3.03%, 04/21/50 (Call 10/21/49)	CAD	150	76,866
Series I, 5.47%, 04/16/40	CAD	150	113,848
AIMCo Realty Investors LP, Series 4, 2.71%, 06/01/29 (Call 03/01/29)	CAD	200	128,971
Alberta Powerline LP, 4.07%, 12/01/53	CAD	197	119,417
Alectra Inc.
1.75%, 02/11/31 (Call 11/11/30)	CAD	200	117,537
Series A, 2.49%, 05/17/27 (Call 02/17/27)	CAD	150	100,884
Algonquin Power Co., 4.60%, 01/29/29 (Call 10/29/28)	CAD	100	70,791
Alimentation Couche-Tard Inc., 3.06%, 07/26/24 (Call 05/26/24)	CAD	150	106,309
Allied Properties Real Estate Investment Trust
3.10%, 02/06/32 (Call 11/06/31)	CAD	300	170,764
3.13%, 05/15/28 (Call 03/15/28)	CAD	200	126,797
AltaGas Ltd.
2.16%, 06/10/25 (Call 05/10/25)	CAD	200	135,279
2.17%, 03/16/27 (Call 01/16/27)	CAD	400	256,871
3.98%, 10/04/27 (Call 07/04/27)	CAD	150	103,183
AltaLink LP
3.67%, 11/06/23	CAD	200	144,941
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	29,914
3.99%, 06/30/42	CAD	200	127,016
4.09%, 06/30/45 (Call 12/30/44)(a)	CAD	100	63,808
Bank of Montreal
0.05%, 06/08/29(a)	EUR	400	322,944
0.13%, 01/26/27(a)	EUR	400	349,765
0.25%, 01/10/24(a)	EUR	100	96,032
1.55%, 05/28/26 (Call 04/28/26)	CAD	150	97,280
1.76%, 03/10/26 (Call 02/10/26)	CAD	300	197,531
1.93%, 07/22/31 (Call 07/22/26)(b)	CAD	300	191,226
2.08%, 06/17/30 (Call 06/17/25)(b)	CAD	200	133,578
2.28%, 07/29/24	CAD	200	139,907
2.70%, 09/11/24	CAD	200	141,143
2.70%, 12/09/26	CAD	50	33,815
2.85%, 03/06/24	CAD	500	356,146
2.89%, 06/20/23	CAD	400	290,046
3.19%, 03/01/28	CAD	500	339,659
3.65%, 04/01/27 (Call 03/01/27)	CAD	500	344,746
Bank of Nova Scotia
0.01%, 12/15/27(a)	EUR	300	253,101
1.85%, 11/02/26	CAD	300	193,838
Bank of Nova Scotia (The)
0.01%, 01/14/27(a)	EUR	300	261,040
0.01%, 09/14/29(a)	EUR	300	238,846
0.25%, 01/11/24(a)	EUR	150	143,983
0.38%, 03/10/23(a)	EUR	150	147,452
0.38%, 10/23/23(a)	EUR	300	290,293
0.50%, 04/30/24(a)	EUR	351	331,624
1.40%, 11/01/27	CAD	200	122,647
2.16%, 02/03/25	CAD	200	137,426
2.29%, 06/28/24	CAD	350	246,376
2.38%, 05/01/23	CAD	200	144,901
2.84%, 07/03/29 (Call 07/03/24)(b)	CAD	800	560,320
2.88%, 05/03/27(a)	GBP	300	302,611
2.95%, 03/08/27	CAD	300	201,006
2.98%, 04/17/23	CAD	300	218,433

Security	Par (000)		Value

Canada (continued)
3.10%, 02/02/28	CAD	400	$270,982
3.93%, 05/03/32 (Call 05/03/27)(b)	CAD	400	270,277
BCI QuadReal Realty
1.07%, 02/04/26 (Call 01/04/26)	CAD	100	64,767
1.75%, 07/24/30 (Call 04/24/30)	CAD	200	116,770
bcIMC Realty Corp., 3.00%, 03/31/27 (Call 12/31/26)	CAD	100	67,945
Bell Canada
3.00%, 03/17/31 (Call 12/17/30)	CAD	100	61,794
4.05%, 03/17/51 (Call 09/17/50)	CAD	200	110,496
Bell Canada Inc.
2.50%, 05/14/30 (Call 02/14/30)	CAD	200	121,402
2.75%, 01/29/25 (Call 12/29/24)	CAD	300	209,065
2.90%, 09/10/29 (Call 06/10/29)	CAD	200	127,299
3.50%, 09/30/50 (Call 03/30/50)	CAD	200	99,698
Bell Telephone Co of Canada or Bell Canada (The)
2.70%, 02/27/24 (Call 12/27/23)	CAD	200	142,241
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	69,740
3.60%, 09/29/27 (Call 06/29/27)	CAD	200	136,886
3.80%, 08/21/28 (Call 05/21/28)	CAD	100	68,303
4.35%, 12/18/45 (Call 06/18/45)(a)	CAD	200	119,383
Bell Telephone Co. of Canada or Bell Canada, 3.35%, 03/12/25 (Call 01/12/25)	CAD	50	35,226
British Columbia Ferry Services Inc., Series 19-1, 2.79%, 10/15/49 (Call 04/15/49)	CAD	100	49,406
Brookfield Asset Management Inc., 4.82%, 01/28/26 (Call 10/28/25)	CAD	200	144,299
Brookfield Infrastructure Finance ULC
3.41%, 10/09/29 (Call 07/09/29)	CAD	200	129,629
4.19%, 09/11/28 (Call 06/11/28)	CAD	100	69,060
Brookfield Renewable Partners ULC
3.33%, 08/13/50 (Call 02/13/50)	CAD	200	99,579
3.75%, 06/02/25 (Call 03/02/25)	CAD	200	141,550
4.25%, 01/15/29 (Call 10/15/28)	CAD	200	139,751
Bruce Power LP
3.97%, 06/23/26 (Call 03/23/26)	CAD	200	141,646
4.01%, 06/21/29 (Call 03/21/29)	CAD	100	68,957
4.13%, 06/21/33 (Call 03/21/33)	CAD	100	66,040
4.75%, 06/21/49 (Call 12/21/48)(a)	CAD	100	64,561
Calgary Airport Authority (The), 3.55%, 10/07/53 (Call 04/07/53)	CAD	200	112,357
Canadian Imperial Bank of Commerce
0.01%, 04/30/29(a)	EUR	200	161,614
0.04%, 07/09/27(a)	EUR	200	171,659
0.38%, 05/03/24(a)	EUR	300	282,698
0.38%, 03/10/26(a)	EUR	400	362,249
1.96%, 04/21/31 (Call 04/21/26)(b)	CAD	200	128,637
2.00%, 04/17/25	CAD	200	136,016
2.01%, 07/21/30 (Call 07/21/25)(a)(b)	CAD	300	198,989
2.25%, 01/07/27	CAD	300	195,591
2.35%, 08/28/24	CAD	700	488,970
2.95%, 06/19/29 (Call 06/19/24)(b)	CAD	200	140,316
2.97%, 07/11/23	CAD	200	144,922
3.30%, 05/26/25	CAD	200	141,412
4.20%, 04/07/32 (Call 04/07/27)(b)	CAD	300	204,846
4.95%, 06/29/27 (Call 05/29/27)	CAD	400	290,248
Canadian National Railway Co.
3.05%, 02/08/50 (Call 08/08/49)	CAD	200	102,941
3.20%, 07/31/28 (Call 04/30/28)	CAD	500	340,918

74	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Canada (continued)
Canadian Natural Resources Ltd.
2.50%, 01/17/28 (Call 11/17/27)	CAD	200	$131,744
3.42%, 12/01/26 (Call 09/01/26)	CAD	100	69,808
Canadian Pacific Railway Co.
2.54%, 02/28/28 (Call 12/28/27)	CAD	400	260,664
3.05%, 03/09/50 (Call 09/09/49)	CAD	100	49,189
3.15%, 03/13/29 (Call 12/13/28)	CAD	100	65,985
Canadian Tire Corp. Ltd., 3.17%, 07/06/23 (Call 06/06/23)	CAD	200	144,991
Canadian Western Bank, 2.60%, 09/06/24 (Call 08/06/24)	CAD	400	279,121
Capital Power Corp., 4.42%, 02/08/30 (Call 11/08/29)	CAD	100	68,479
Cenovus Energy Inc., 3.60%, 03/10/27 (Call 12/10/26)	CAD	200	139,556
Central 1 Credit Union, 1.32%, 01/29/26	CAD	200	128,566
Choice Properties Real Estate Investment Trust
3.53%, 06/11/29 (Call 03/11/29)	CAD	400	259,196
6.00%, 06/24/32 (Call 03/24/32)	CAD	200	147,423
Series J, 3.55%, 01/10/25 (Call 11/10/24)	CAD	300	210,897
CI Financial Corp., 3.22%, 07/22/24 (Call 06/22/24)	CAD	100	70,464
CPPIB Capital Inc.
0.38%, 06/20/24(a)	EUR	750	713,259
1.50%, 03/04/33(a)	EUR	500	417,437
CU Inc.
2.96%, 09/07/49 (Call 03/07/49)	CAD	200	100,860
3.17%, 09/05/51 (Call 03/05/51)	CAD	200	104,496
3.55%, 11/22/47 (Call 05/22/47)	CAD	200	113,668
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	15,369
4.09%, 09/02/44 (Call 03/02/44)	CAD	300	188,441
4.54%, 10/24/41	CAD	200	135,212
4.72%, 09/09/43 (Call 03/09/43)	CAD	100	68,935
5.18%, 11/21/35	CAD	100	73,252
Daimler Trucks Finance Canada Inc., 2.46%, 12/15/26	CAD	200	129,749
Enbridge Gas Inc.
2.90%, 04/01/30 (Call 01/01/30)	CAD	400	259,616
3.20%, 09/15/51 (Call 03/15/51)	CAD	200	103,718
3.51%, 11/29/47 (Call 05/29/47)	CAD	200	112,128
4.00%, 08/22/44 (Call 02/22/44)(a)	CAD	50	30,802
4.20%, 06/02/44 (Call 12/02/43)	CAD	200	126,793
4.88%, 06/21/41 (Call 12/21/40)	CAD	150	105,307
Enbridge Inc.
2.99%, 10/03/29 (Call 07/03/29)	CAD	400	252,185
3.95%, 11/19/24 (Call 08/19/24)	CAD	400	285,959
4.10%, 09/21/51 (Call 03/21/51)	CAD	300	160,047
4.24%, 08/27/42	CAD	100	57,092
Enbridge Pipelines Inc.
3.45%, 09/29/25 (Call 06/29/25)	CAD	150	105,018
3.52%, 02/22/29 (Call 11/22/28)	CAD	400	267,088
4.20%, 05/12/51 (Call 11/12/50)	CAD	100	55,192
4.33%, 02/22/49 (Call 08/22/48)	CAD	100	56,717
5.33%, 04/06/40	CAD	50	33,724
Energir LP, 3.04%, 02/09/32 (Call 11/09/31)	CAD	200	127,340
EPCOR Utilities Inc.
3.11%, 07/08/49 (Call 01/08/49)	CAD	100	52,131
3.29%, 06/28/51 (Call 12/28/50)	CAD	200	107,464
3.55%, 11/27/47 (Call 05/27/47)	CAD	100	57,037
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28 (Call 12/29/27)(a)	EUR	100	86,184

Security	Par (000)		Value

Canada (continued)
3.95%, 03/03/31 (Call 12/03/30)	CAD	100	$62,253
4.23%, 06/14/29 (Call 03/14/29)	CAD	100	66,158
Federation des Caisses Desjardins du Quebec
0.01%, 04/08/26(a)	EUR	100	89,242
0.05%, 11/26/27(a)	EUR	200	169,781
0.38%, 05/30/23(a)	EUR	300	293,377
1.59%, 09/10/26	CAD	200	128,629
1.99%, 05/28/31 (Call 05/28/26)(b)	CAD	150	96,034
2.42%, 10/04/24	CAD	300	209,248
2.86%, 05/26/30 (Call 05/26/25)(b)	CAD	200	136,234
5.04%, 08/23/32 (Call 08/23/27)(b)	CAD	100	70,345
Finning International Inc., 2.63%, 08/14/26 (Call 06/14/26)	CAD	200	133,754
First Capital REIT Trust
Series R, 4.79%, 08/30/24	CAD	200	142,856
Series V, 3.46%, 01/22/27 (Call 11/22/26)	CAD	100	65,327
FortisAlberta Inc.
2.63%, 06/08/51 (Call 12/08/50)	CAD	200	92,553
3.73%, 09/18/48 (Call 03/18/48)	CAD	100	58,805
FortisBC Energy Inc.
2.82%, 08/09/49 (Call 02/09/49)	CAD	100	49,476
3.67%, 04/09/46 (Call 10/08/45)	CAD	200	118,303
Granite REIT Holdings LP
2.19%, 08/30/28 (Call 06/30/28)	CAD	200	122,137
Series 3, 3.87%, 11/30/23 (Call 09/30/23)	CAD	50	36,077
Greater Toronto Airports Authority
2.75%, 10/17/39 (Call 04/17/39)	CAD	200	107,889
3.26%, 06/01/37 (Call 12/01/36)	CAD	350	208,677
Great-West Lifeco Inc.
2.50%, 04/18/23(a)	EUR	100	98,482
2.98%, 07/08/50 (Call 01/08/50)	CAD	200	96,887
3.34%, 02/28/28 (Call 11/28/27)	CAD	200	135,346
H&R Real Estate Investment Trust
2.91%, 06/02/26 (Call 05/02/26)	CAD	200	132,255
4.07%, 06/16/25 (Call 05/16/25)	CAD	100	69,942
Holding d’Infrastructures de Transport SASU, 1.63%, 09/18/29 (Call 06/18/29)(a)	EUR	300	239,389
Honda Canada Finance Inc.
1.65%, 02/25/28	CAD	200	123,076
3.18%, 08/28/23	CAD	200	144,568
HSBC Bank Canada
0.01%, 09/14/26(a)	EUR	400	352,319
2.54%, 01/31/23	CAD	200	146,083
3.25%, 09/15/23	CAD	300	216,614
3.40%, 03/24/25	CAD	500	352,237
Hydro One Inc.
2.77%, 02/24/26 (Call 11/26/25)	CAD	150	103,839
2.97%, 06/26/25 (Call 04/26/25)	CAD	150	105,421
3.64%, 04/05/50 (Call 10/05/49)	CAD	300	175,173
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	29,700
3.91%, 02/23/46 (Call 08/23/45)	CAD	200	122,177
4.59%, 10/09/43 (Call 04/09/43)	CAD	200	136,398
6.03%, 03/03/39	CAD	300	240,841
6.93%, 06/01/32	CAD	130	109,231
Hydro One Ltd., 1.41%, 10/15/27 (Call 08/15/27)	CAD	600	377,432
iA Financial Corp. Inc., 2.40%, 02/21/30 (Call 02/21/25)(b)	CAD	200	136,284
IGM Financial Inc., 4.12%, 12/09/47 (Call 06/09/47)	CAD	200	119,021
Intact Financial Corp.
2.18%, 05/18/28 (Call 03/18/28)	CAD	100	63,305

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Canada (continued)
2.85%, 06/07/27 (Call 03/07/27)(a)	CAD	200	$133,549
2.95%, 12/16/50 (Call 06/16/50)	CAD	100	47,867
3.77%, 05/20/53	CAD	100	55,807
Inter Pipeline Ltd.
3.17%, 03/24/25 (Call 12/24/24)	CAD	200	139,001
3.48%, 12/16/26 (Call 09/16/26)	CAD	100	67,406
Inter Pipeline Ltd./AB, 5.09%, 11/27/51 (Call 05/27/51)	CAD	150	86,680
Keyera Corp., 3.93%, 06/21/28 (Call 03/21/28)	CAD	200	135,075
Laurentian Bank of Canada, 3.45%, 06/27/23	CAD	200	144,992
Liberty Utilities Canada LP, 3.32%, 02/14/50 (Call 08/14/49)	CAD	100	50,552
Loblaw Companies Ltd.
2.28%, 05/07/30 (Call 02/07/30)	CAD	200	121,056
4.49%, 12/11/28 (Call 09/11/28)	CAD	150	107,101
Lower Mattagami Energy LP
2.43%, 05/14/31 (Call 02/14/31)	CAD	300	186,247
3.42%, 06/20/24	CAD	300	215,520
Magna International Inc., 1.90%, 11/24/23 (Call 08/24/23)	EUR	300	292,944
Manulife Bank of Canada, 1.54%, 09/14/26	CAD	300	192,444
Manulife Financial Corp.
2.82%, 05/13/35 (Call 05/13/30)(b)	CAD	200	120,765
3.05%, 08/20/29 (Call 08/20/24)(b)	CAD	200	140,093
Metro Inc.
3.39%, 12/06/27 (Call 09/06/27)	CAD	150	102,300
3.41%, 02/28/50 (Call 08/28/49)	CAD	200	101,877
Metro Inc./CN, 4.27%, 12/04/47 (Call 06/04/47)	CAD	100	60,139
National Bank of Canada
0.00%, 09/29/23(a)(d)	EUR	100	96,580
0.38%, 01/15/24(a)	EUR	300	288,346
1.53%, 06/15/26	CAD	100	64,753
1.57%, 08/18/26 (Call 08/18/25)(b)	CAD	200	132,771
2.55%, 07/12/24	CAD	300	210,878
5.43%, 08/16/32 (Call 08/16/27)(b)	CAD	400	286,111
NAV Canada
2.06%, 05/29/30	CAD	200	123,780
3.21%, 09/29/50 (Call 03/29/50)	CAD	100	54,737
Nissan Canada Inc., 2.10%, 09/22/25	CAD	200	130,359
North West Redwater Partnership/NWR Financing Co. Ltd.
2.80%, 06/01/31 (Call 03/01/31)(a)	CAD	400	247,050
3.75%, 06/01/51 (Call 12/01/50)(a)	CAD	200	111,289
4.05%, 07/22/44 (Call 01/24/44)(a)	CAD	150	90,089
Series G, 4.75%, 06/01/37 (Call 12/01/36)(a)	CAD	50	34,118
Series J, 2.80%, 06/01/27 (Call 03/01/27)	CAD	200	134,007
Series K, 3.65%, 06/01/35 (Call 12/01/34)	CAD	200	124,570
Nouvelle Autoroute 30 Financement Inc., Series C, 3.75%, 03/31/33	CAD	145	96,337
Nova Scotia Power Inc.
3.31%, 04/25/50 (Call 10/25/49)	CAD	150	77,356
4.50%, 07/20/43 (Call 01/20/43)(a)	CAD	100	64,875
OMERS Realty Corp.
1.30%, 09/22/23	CAD	200	142,078
3.63%, 06/05/30 (Call 03/05/30)	CAD	200	134,550
Ontario Power Generation Inc.
2.98%, 09/13/29 (Call 06/13/29)	CAD	300	196,886
3.65%, 09/13/50 (Call 03/13/50)	CAD	100	56,245
4.25%, 01/18/49 (Call 07/18/48)	CAD	100	62,921

Security	Par (000)		Value

Canada (continued)
Pembina Pipeline Corp.
3.31%, 02/01/30 (Call 11/01/29)	CAD	400	$254,968
3.62%, 04/03/29 (Call 01/03/29)(a)	CAD	250	165,464
4.02%, 03/27/28 (Call 12/27/27)(a)	CAD	200	136,933
4.49%, 12/10/51 (Call 06/10/51)	CAD	100	55,685
4.75%, 04/30/43 (Call 10/30/42)	CAD	100	60,229
4.81%, 03/25/44 (Call 09/25/43)(a)	CAD	25	15,107
Series 11, 4.75%, 03/26/48 (Call 09/26/47)	CAD	150	88,261
Power Corp. of Canada, 4.46%, 07/27/48 (Call 01/27/48)	CAD	100	62,842
Primaris Real Estate Investment Trust, 4.73%, 03/30/27 (Call 02/28/27)	CAD	200	138,036
Reliance LP
2.67%, 08/01/28 (Call 06/01/28)	CAD	100	62,637
3.75%, 03/15/26 (Call 01/15/26)	CAD	200	138,017
RioCan Real Estate Investment Trust
2.58%, 02/12/25 (Call 01/12/25)	CAD	400	273,295
4.63%, 05/01/29 (Call 03/01/29)	CAD	200	135,253
Rogers Communications Inc.
3.25%, 05/01/29 (Call 02/01/29)	CAD	300	193,389
3.75%, 04/15/29 (Call 02/15/29)	CAD	200	134,736
4.25%, 04/15/32 (Call 01/15/32)	CAD	200	132,456
5.25%, 04/15/52 (Call 10/15/51)	CAD	200	128,154
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	17,938
6.56%, 03/22/41 (Call 09/22/40)	CAD	200	150,908
Royal Bank of Canada
0.01%, 01/21/27	EUR	500	435,023
0.01%, 10/05/28(a)	EUR	300	246,839
0.05%, 06/19/26(a)	EUR	200	177,612
0.13%, 03/25/25(a)	EUR	200	184,909
0.13%, 04/26/27(a)	EUR	500	433,683
0.25%, 01/29/24(a)	EUR	500	479,459
0.25%, 05/02/24(a)	EUR	600	565,739
0.63%, 09/10/25(a)	EUR	200	185,099
1.13%, 12/15/25(a)	GBP	400	405,651
1.67%, 01/28/33 (Call 01/28/28)(b)	CAD	200	118,839
1.83%, 07/31/28	CAD	200	122,860
1.94%, 05/01/25	CAD	150	101,860
2.09%, 06/30/30 (Call 06/30/25)(b)	CAD	200	133,557
2.14%, 11/03/31 (Call 11/03/26)(b)	CAD	300	191,154
2.33%, 12/05/23	CAD	150	107,171
2.33%, 01/28/27	CAD	200	131,096
2.35%, 07/02/24	CAD	50	35,092
2.61%, 11/01/24	CAD	600	419,262
2.88%, 12/23/29 (Call 12/23/24)(a)(b)	CAD	100	69,201
2.94%, 05/03/32 (Call 05/03/27)(b)	CAD	300	194,917
2.95%, 05/01/23	CAD	400	290,982
3.30%, 09/26/23	CAD	300	216,605
3.37%, 09/29/25	CAD	500	349,389
Sagen MI Canada Inc., 3.26%, 03/05/31	CAD	200	120,120
Saputo Inc.
1.42%, 06/19/26 (Call 05/19/26)	CAD	200	128,198
2.24%, 06/16/27	CAD	200	128,860
2.30%, 06/22/28 (Call 04/22/28)	CAD	200	125,749
2.83%, 11/21/23 (Call 09/21/23)	CAD	100	71,646
Shaw Communications Inc.
2.90%, 12/09/30 (Call 09/09/30)	CAD	200	120,518
4.25%, 12/09/49	CAD	100	53,683
4.40%, 11/02/28 (Call 08/02/28)	CAD	350	242,234
6.75%, 11/09/39	CAD	150	114,203

76	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Canada (continued)
Sienna Senior Living Inc., Series A, 3.11%, 11/04/24 (Call 10/04/24)	CAD	200	$138,998
SmartCentres Real Estate Investment Trust, 3.53%, 12/20/29 (Call 09/20/29)	CAD	200	125,188
Stantec Inc., 2.05%, 10/08/27 (Call 08/08/27)	CAD	200	126,757
Sun Life Financial Inc.
2.38%, 08/13/29 (Call 08/13/24)(a)(b)	CAD	400	277,265
2.80%, 11/21/33 (Call 11/21/28)(b)	CAD	300	188,020
3.15%, 11/18/36 (Call 11/18/31)(b)	CAD	300	179,590
5.40%, 05/29/42 (Call 05/29/37)(b)	CAD	100	69,602
Suncor Energy Inc.
3.95%, 03/04/51 (Call 09/04/50)	CAD	100	53,909
5.00%, 04/09/30 (Call 01/09/30)	CAD	188	136,947
TELUS Corp.
3.15%, 02/19/30 (Call 11/19/29)	CAD	100	63,734
3.30%, 05/02/29 (Call 02/02/29)	CAD	300	196,269
3.35%, 04/01/24 (Call 01/02/24)	CAD	200	143,366
3.75%, 01/17/25 (Call 10/17/24)	CAD	200	142,332
3.75%, 03/10/26 (Call 12/10/25)	CAD	150	105,219
3.95%, 02/16/50 (Call 08/16/49)	CAD	300	160,177
4.10%, 04/05/51 (Call 10/05/50)	CAD	200	109,242
4.75%, 01/17/45 (Call 07/17/44)	CAD	100	61,663
4.85%, 04/05/44 (Call 10/05/43)	CAD	100	62,694
5.15%, 11/26/43 (Call 05/26/43)	CAD	100	65,461
Teranet Holdings LP, 6.10%, 06/17/41	CAD	100	71,198
Thomson Reuters Corp., 2.24%, 05/14/25 (Call 04/14/25)	CAD	200	137,082
Toronto Hydro Corp.
2.43%, 12/11/29 (Call 09/11/29)	CAD	200	128,930
2.52%, 08/25/26 (Call 05/25/26)	CAD	200	136,454
3.55%, 07/28/45 (Call 01/28/45)	CAD	200	118,015
Toronto-Dominion Bank (The)
0.00%, 02/09/24(a)(d)	EUR	200	191,044
0.25%, 03/26/24(a)	EUR	300	286,451
0.63%, 07/20/23(a)	EUR	503	489,658
0.63%, 06/06/25(a)	EUR	200	186,168
1.13%, 12/09/25(a)	CAD	600	389,957
1.71%, 07/28/25(a)	EUR	600	573,092
1.89%, 03/08/28	CAD	200	124,710
1.90%, 09/11/28(a)	CAD	400	245,731
1.91%, 07/18/23	CAD	250	179,748
1.94%, 03/13/25	CAD	50	34,089
1.95%, 04/08/30(a)	EUR	400	336,958
2.50%, 12/02/24	CAD	200	139,180
2.67%, 09/09/25	CAD	400	274,200
3.01%, 05/30/23	CAD	200	145,295
3.06%, 01/26/32 (Call 01/26/27)(a)(b)	CAD	200	131,577
3.11%, 04/22/30 (Call 04/22/25)(a)(b)	CAD	500	344,328
3.23%, 07/24/24	CAD	650	463,948
4.21%, 06/01/27	CAD	400	282,130
4.86%, 03/04/31 (Call 03/04/26)(b)	CAD	200	142,593
Series 28, 0.10%, 07/19/27(a)	EUR	400	344,290
Toyota Credit Canada Inc.
2.31%, 10/23/24(a)	CAD	200	139,115
3.04%, 07/12/23	CAD	200	144,863
TransCanada PipeLines Ltd.
2.97%, 06/09/31 (Call 03/09/31)	CAD	200	122,105
3.00%, 09/18/29 (Call 06/18/29)(a)	CAD	400	254,355
3.30%, 07/17/25 (Call 04/17/25)(a)	CAD	300	209,664
3.39%, 03/15/28 (Call 12/15/27)	CAD	150	100,210

Security	Par (000)		Value

Canada (continued)
3.80%, 04/05/27 (Call 02/05/27)	CAD	400	$276,502
4.18%, 07/03/48 (Call 01/03/48)(a)	CAD	200	110,439
4.34%, 10/15/49 (Call 04/15/49)	CAD	200	112,915
4.35%, 06/06/46 (Call 12/06/45)	CAD	250	143,695
Vancouver Airport Authority
1.76%, 09/20/30 (Call 06/20/30)	CAD	200	120,001
2.80%, 09/21/50 (Call 03/21/50)	CAD	150	74,645
Westcoast Energy Inc.
3.12%, 12/05/22	CAD	100	73,307
3.77%, 12/08/25 (Call 09/08/25)	CAD	100	70,202
4.79%, 10/28/41	CAD	200	125,565
WSP Global Inc., 2.41%, 04/19/28 (Call 02/19/28)	CAD	200	127,277

			54,238,180

China — 0.1%
Bright Food Singapore Holdings Pte Ltd., 1.75%, 07/22/25(a)	EUR	500	443,724
CGNPC International Ltd., 2.00%, 09/11/25(a)	EUR	200	187,639
Prosus NV
1.54%, 08/03/28 (Call 05/03/28)(a)	EUR	400	294,807
1.99%, 07/13/33 (Call 04/13/33)(a)	EUR	300	178,246
State Grid Overseas Investment 2016 Ltd., 1.38%, 05/02/25(a)	EUR	505	470,380
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	255	243,713

			1,818,509

Czech Republic — 0.0%
CEZ AS
0.88%, 12/02/26 (Call 09/02/26)(a)	EUR	400	339,749
3.00%, 06/05/28(a)	EUR	275	243,143
4.88%, 04/16/25(a)	EUR	401	406,100
CPI Property Group SA
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	200	133,481
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	77,396
EP Infrastructure AS, 1.66%, 04/26/24 (Call 01/26/24)(a)	EUR	430	364,737

			1,564,606

Denmark — 0.3%
AP Moller - Maersk A/S, 1.75%, 03/16/26 (Call 12/16/25)(a)	EUR	200	185,949
Carlsberg Breweries AS
0.50%, 09/06/23 (Call 06/06/23)(a)	EUR	380	368,077
0.88%, 07/01/29 (Call 04/01/29)(a)	EUR	104	85,300
Danfoss Finance II BV, 0.75%, 04/28/31 (Call 01/28/31)(a)	EUR	300	222,558
Danmarks Skibskredit AS, 0.13%, 03/20/25(a)	EUR	300	275,739
Danske Bank A/S
0.50%, 08/27/25 (Call 08/27/24)(a)(b)	EUR	550	505,963
0.75%, 11/22/27(a)	EUR	200	177,128
0.88%, 05/22/23(a)	EUR	400	389,959
1.38%, 02/12/30 (Call 02/12/25)(a)(b)	EUR	400	355,588
Danske Hypotek AB, Series 2512, 1.00%, 12/17/25(a)	SEK	6,000	503,266
Danske Mortgage Bank PLC, 0.01%, 01/14/28(a)	EUR	200	169,864
DSV Finance BV Co., 1.38%, 03/16/30 (Call 12/16/29)(a)	EUR	300	246,637
DSV Panalpina Finance BV
0.75%, 07/05/33 (Call 04/05/33)(a)	EUR	100	69,681
0.88%, 09/17/36 (Call 06/17/36)(a)	EUR	100	62,710

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Denmark (continued)
ISS Global AS
1.50%, 08/31/27 (Call 05/31/27)(a)	EUR	200	$171,252
2.13%, 12/02/24 (Call 09/02/24)(a)	EUR	300	289,033
Jyske Realkredit A/S
0.25%, 07/01/23(a)	EUR	300	292,487
0.38%, 04/01/25(a)	EUR	300	279,262
0.50%, 10/01/26(a)	EUR	300	269,810
Nordea Kredit Realkreditaktieselskab
1.00%, 04/01/26	DKK	4,000	493,912
1.00%, 10/01/26	DKK	2,500	304,524
1.00%, 04/01/27	DKK	1,600	192,336
Nykredit Realkredit AS
0.38%, 01/17/28(a)	EUR	300	235,745
0.63%, 01/17/25(a)	EUR	100	91,932
0.75%, 01/20/27	EUR	400	338,448
1.00%, 01/01/28(a)	DKK	3,000	352,663
1.38%, 07/12/27(a)	EUR	300	263,415
2.00%, 01/01/26(a)	DKK	2,000	256,451
Series 13H, 1.00%, 07/01/26(a)	DKK	5,000	613,123
Series 13H, 1.00%, 01/01/27	DKK	2,000	241,989
Orsted AS
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	480	413,827
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	450	453,080
2.88%, 06/14/33 (Call 03/14/33)(a)	EUR	200	181,706
5.13%, 09/13/34	GBP	100	113,417
5.75%, 04/09/40(a)	GBP	50	58,703
Vestas Wind Systems Finance BV, 2.00%, 06/15/34 (Call 03/15/34)(a)	EUR	300	240,062

			9,765,596

Finland — 0.2%
Citycon Treasury BV, 2.38%, 01/15/27 (Call 10/15/26)(a)	EUR	227	178,744
CRH Finland Services OYJ, 0.88%, 11/05/23 (Call 10/05/23)(a)	EUR	350	337,631
Fortum OYJ, 1.63%, 02/27/26 (Call 11/27/25)(a)	EUR	500	449,733
Kojamo Oyj, 2.00%, 03/31/26 (Call 12/31/25)(a)	EUR	200	170,194
Nordea Bank Abp
0.38%, 05/28/26(a)	EUR	540	483,987
0.50%, 05/14/27(a)	EUR	200	173,422
0.50%, 11/02/28(a)	EUR	500	400,389
0.88%, 06/26/23(a)	EUR	250	244,201
1.00%, 02/22/23(a)	EUR	221	217,654
1.63%, 12/09/32 (Call 09/09/27)(a)(b)	GBP	200	176,768
Nordea Kiinnitysluottopankki OYJ
0.13%, 06/18/27(a)	EUR	350	304,049
0.25%, 11/21/23(a)	EUR	200	192,948
0.25%, 03/18/26(a)	EUR	500	452,727
1.00%, 03/30/29(a)	EUR	500	436,836
1.38%, 02/28/33(a)	EUR	100	83,799
Series FI43, 1.00%, 11/05/24(a)	EUR	150	143,116
OP Corporate Bank PLC
0.13%, 07/01/24(a)	EUR	400	374,313
0.38%, 08/29/23(a)	EUR	200	193,448
0.50%, 08/12/25(a)	EUR	835	759,520
0.63%, 07/27/27(a)	EUR	400	331,732
OP Mortgage Bank
0.25%, 03/13/24(a)	EUR	100	95,630
0.63%, 09/01/25(a)	EUR	490	455,314
0.63%, 02/15/29(a)	EUR	700	598,883

Security	Par (000)		Value

Finland (continued)
Sampo OYJ
2.25%, 09/27/30 (Call 06/27/30)(a)	EUR	100	$89,995
2.50%, 09/03/52 (Call 06/03/32)(a)(b)	EUR	100	71,661
3.38%, 05/23/49 (Call 05/23/29)(a)(b)	EUR	110	92,667
SATO OYJ, 1.38%, 02/24/28 (Call 11/24/27)(a)	EUR	100	71,725
Stora Enso OYJ, 2.50%, 03/21/28 (Call 12/21/27)(a)	EUR	100	92,102

			7,673,188

France — 2.9%
Aeroports de Paris
2.13%, 10/11/38 (Call 07/11/38)(a)	EUR	100	70,907
2.75%, 06/05/28(a)	EUR	500	468,055
2.75%, 04/02/30 (Call 01/02/30)(a)	EUR	600	543,527
3.13%, 06/11/24(a)	EUR	400	396,434
Air Liquide Finance SA
0.63%, 06/20/30 (Call 03/20/30)(a)	EUR	300	242,167
1.88%, 06/05/24(a)	EUR	200	193,987
2.88%, 09/16/32	EUR	200	189,283
Airbus Finance BV, 0.88%, 05/13/26 (Call 02/13/26)(a)	EUR	200	183,050
Airbus SE
1.38%, 05/13/31 (Call 02/13/31)(a)	EUR	200	163,375
1.63%, 06/09/30 (Call 03/09/30)(a)	EUR	300	257,927
2.00%, 04/07/28 (Call 01/07/28)(a)	EUR	200	184,700
2.38%, 04/07/32 (Call 01/07/32)(a)	EUR	380	336,479
2.38%, 06/09/40 (Call 03/09/40)(a)	EUR	100	75,102
Alstom SA, 0.00%, 01/11/29 (Call 10/11/28)(a)(d)	EUR	200	152,451
Altarea SCA, 1.88%, 01/17/28 (Call 10/17/27)(a)	EUR	100	73,210
APRR SA
1.25%, 01/06/27 (Call 10/06/26)(a)	EUR	200	181,346
1.25%, 01/14/27 (Call 10/14/26)(a)	EUR	100	90,495
1.63%, 01/13/32 (Call 10/13/31)(a)	EUR	100	82,909
1.88%, 01/15/25 (Call 10/15/24)(a)	EUR	500	479,548
Arkea Home Loans SFH SA
0.75%, 10/05/27(a)	EUR	200	177,624
2.38%, 07/11/23(a)	EUR	100	98,865
Arkea Public Sector SCF SA, 0.13%, 01/15/30(a)	EUR	400	321,383
Arkema SA
0.75%, 12/03/29 (Call 09/03/29)(a)	EUR	100	77,061
1.50%, 04/20/27 (Call 01/20/27)(a)	EUR	200	178,116
1.50%, (Call 10/21/25)(a)(b)(c)	EUR	100	83,175
Arval Service Lease SA, 0.88%, 02/17/25 (Call 11/17/24)(a)	EUR	400	367,135
Assura Financing PLC, 3.00%, 07/19/28 (Call 04/19/28)(a)	GBP	200	194,772
Autoroutes du Sud de la France SA
1.13%, 04/20/26 (Call 01/20/26)(a)	EUR	500	460,287
1.38%, 06/27/28 (Call 03/27/28)(a)	EUR	200	178,033
1.38%, 02/21/31 (Call 11/21/30)(a)	EUR	300	255,846
2.75%, 09/02/32 (Call 06/02/32)(a)	EUR	400	371,934
AXA Bank Europe SCF
0.50%, 04/18/25(a)	EUR	400	372,950
1.38%, 04/18/33(a)	EUR	300	248,579
AXA Home Loan SFH SA, 0.01%, 10/16/29(a)	EUR	300	240,210
AXA SA
1.38%, 10/07/41 (Call 04/07/31)(a)(b)	EUR	200	140,559
3.25%, 05/28/49 (Call 05/28/29)(a)(b)	EUR	550	472,296
3.94%, (Call 11/07/24)(a)(b)(c)	EUR	468	449,875
4.25%, 03/10/43 (Call 09/10/32)(a)(b)	EUR	300	259,075
5.45%, (Call 03/04/26)(a)(b)(c)	GBP	200	216,011
6.69%, (Call 07/06/26)(b)(c)	GBP	50	55,575

78	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

France (continued)
Banque Fed Cred Mutuel, 2.63%, 11/06/29(a)	EUR	500	$438,155
Banque Federative du Credit Mutuel SA
0.01%, 03/07/25(a)	EUR	400	364,063
0.01%, 05/11/26(a)	EUR	500	433,955
0.10%, 10/08/27(a)	EUR	400	333,024
0.25%, 06/29/28(a)	EUR	300	245,268
0.63%, 11/03/28(a)	EUR	500	395,196
0.63%, 02/21/31(a)	EUR	200	145,370
0.75%, 06/08/26(a)	EUR	500	445,137
0.75%, 01/17/30(a)	EUR	500	380,822
1.25%, 01/14/25(a)	EUR	400	375,693
1.25%, 12/05/25(a)	GBP	300	307,303
1.63%, 01/19/26(a)	EUR	100	92,603
1.63%, 11/15/27(a)	EUR	200	171,722
1.75%, 03/15/29(a)	EUR	300	251,998
1.88%, 11/04/26(a)	EUR	100	89,618
1.88%, 06/18/29(a)	EUR	300	244,989
2.25%, 12/18/23(a)	GBP	100	111,334
2.38%, 03/24/26(a)	EUR	500	465,831
BNP Paribas Cardif SA, 4.03%, (Call 11/25/25)(a)(b)(c)	EUR	200	187,099
BNP Paribas Home Loan SFH SA, 0.38%, 07/22/24(a)	EUR	200	189,764
BNP Paribas SA
0.50%, 02/19/28 (Call 02/19/27)(a)(b)	EUR	500	415,618
0.50%, 01/19/30 (Call 01/19/29)(a)(b)	EUR	300	229,531
0.63%, 12/03/32(a)	EUR	300	200,601
0.88%, 08/31/33 (Call 08/31/28)(a)(b)	EUR	300	225,481
1.13%, 10/10/23(a)	EUR	350	339,454
1.13%, 11/22/23(a)	EUR	200	193,312
1.13%, 04/17/29 (Call 04/17/28)(a)(b)	EUR	600	491,846
1.13%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	300	245,831
1.38%, 05/28/29(a)	EUR	600	484,280
1.50%, 11/17/25(a)	EUR	200	184,299
1.88%, 12/14/27(a)	GBP	100	93,500
2.00%, 09/13/36(a)	GBP	200	145,052
2.13%, 01/23/27 (Call 01/23/26)(a)(b)	EUR	800	735,036
2.38%, 05/20/24(a)	EUR	550	537,216
2.54%, 07/13/29 (Call 07/13/28)(b)	CAD	200	121,519
2.75%, 01/27/26(a)	EUR	200	187,993
2.88%, 10/01/26(a)	EUR	480	449,224
3.38%, 01/23/26(a)	GBP	350	371,907
3.63%, 09/01/29(a)	EUR	200	185,593
Bouygues SA
1.38%, 06/07/27 (Call 03/07/27)(a)	EUR	100	89,908
2.25%, 06/29/29 (Call 03/29/29)(a)	EUR	200	178,138
3.25%, 06/30/37 (Call 03/30/37)(a)	EUR	500	413,914
BPCE SA
0.25%, 01/15/26(a)	EUR	200	178,432
0.25%, 01/14/31(a)	EUR	200	145,061
0.50%, 02/24/27(a)	EUR	400	338,566
0.63%, 09/26/23(a)	EUR	300	290,204
0.63%, 09/26/24(a)	EUR	200	186,220
0.63%, 04/28/25(a)	EUR	500	460,351
1.00%, 07/15/24(a)	EUR	1,000	950,914
1.00%, 01/14/32(a)	EUR	300	217,767
1.13%, 12/14/22(a)	EUR	200	197,642
1.13%, 01/18/23(a)	EUR	200	197,399
1.63%, 03/02/29 (Call 03/02/28)(a)(b)	EUR	300	255,778
1.75%, 02/02/34 (Call 02/02/29)(a)(b)	EUR	300	236,451

Security	Par (000)		Value

France (continued)
3.00%, 07/19/24(a)	EUR	100	$98,376
5.25%, 04/16/29(a)	GBP	300	311,318
BPCE SFH SA
0.01%, 11/10/27(a)	EUR	200	170,416
0.01%, 03/23/28(a)	EUR	100	84,264
0.01%, 05/27/30(a)	EUR	300	235,523
0.01%, 03/18/31(a)	EUR	300	229,258
0.13%, 12/03/30(a)	EUR	500	390,146
0.38%, 02/21/24(a)	EUR	400	383,809
0.38%, 03/18/41(a)	EUR	200	120,228
0.50%, 01/23/35(a)	EUR	300	214,105
0.63%, 09/22/27(a)	EUR	200	176,602
0.63%, 05/29/31(a)	EUR	200	160,699
0.75%, 09/02/25(a)	EUR	400	372,574
0.75%, 02/23/29(a)	EUR	500	429,493
0.88%, 04/13/28(a)	EUR	300	264,960
1.00%, 06/08/29(a)	EUR	200	173,566
1.75%, 06/27/24(a)	EUR	200	194,486
Caisse d’Amortissement de la Dette Sociale, 2.75%, 11/25/32(a)	EUR	1,700	1,635,185
Caisse de Refinancement de l’Habitat SA
0.01%, 02/07/28(a)	EUR	400	338,258
0.01%, 10/08/29(a)	EUR	500	401,462
0.13%, 04/30/27(a)	EUR	300	261,541
3.60%, 03/08/24	EUR	400	400,091
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
3.38%, 09/24/28(a)	EUR	200	176,244
6.00%, 01/23/27	EUR	400	405,902
Capgemini SE
0.63%, 06/23/25 (Call 03/23/25)(a)	EUR	200	184,652
1.13%, 06/23/30 (Call 03/23/30)(a)	EUR	200	164,326
2.00%, 04/15/29 (Call 01/15/29)(a)	EUR	200	180,213
2.38%, 04/15/32 (Call 01/15/32)(a)	EUR	100	86,562
Carmila SA
1.63%, 04/01/29 (Call 01/01/29)(a)	EUR	100	65,172
2.38%, 09/18/23 (Call 06/18/23)(a)	EUR	200	194,225
Carrefour SA
1.00%, 05/17/27 (Call 02/17/27)(a)	EUR	100	87,275
1.25%, 06/03/25 (Call 03/03/25)(a)	EUR	400	371,361
1.75%, 05/04/26 (Call 02/04/26)(a)	EUR	100	92,297
2.38%, 10/30/29 (Call 07/30/29)(a)	EUR	100	87,043
Cie de Saint-Gobain, 2.13%, 06/10/28 (Call 03/10/28)(a)	EUR	300	271,808
Cie. de Financement Foncier SA
0.01%, 04/16/29(a)	EUR	500	406,867
0.01%, 09/25/30(a)	EUR	200	155,301
0.01%, 10/29/35(a)	EUR	200	129,996
0.23%, 09/14/26(a)	EUR	400	356,474
0.25%, 04/11/23(a)	EUR	300	294,296
0.38%, 12/11/24(a)	EUR	300	281,728
0.75%, 05/29/26(a)	EUR	600	549,694
0.75%, 01/11/28(a)	EUR	200	176,395
0.88%, 09/11/28(a)	EUR	400	349,777
1.25%, 11/15/32(a)	EUR	400	329,811
2.00%, 05/07/24(a)	EUR	500	488,793
4.00%, 10/24/25(a)	EUR	400	407,495
Cie. de Saint-Gobain
0.63%, 03/15/24(a)	EUR	700	667,978
1.88%, 03/15/31(a)	EUR	200	167,617

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

France (continued)
4.63%, 10/09/29(a)	GBP	100	$105,304
Cie. Generale des Etablissements Michelin SCA
1.75%, 05/28/27 (Call 02/28/27)(a)	EUR	100	93,234
1.75%, 09/03/30 (Call 06/03/30)(a)	EUR	100	89,048
2.50%, 09/03/38 (Call 06/03/38)(a)	EUR	200	167,813
CNP Assurances
2.50%, 06/30/51 (Call 12/30/30)(a)(b)	EUR	200	156,055
2.75%, 02/05/29	EUR	600	515,771
4.00%, (Call 11/18/24)(a)(b)(c)	EUR	200	192,529
Coentreprise de Transport d’Electricite SA
0.88%, 09/29/24 (Call 06/29/24)(a)	EUR	300	281,639
1.50%, 07/29/28 (Call 04/29/28)(a)	EUR	400	344,500
Covivio, 1.50%, 06/21/27 (Call 03/21/27)(a)	EUR	300	261,494
Cred Mutuel Home Loan, 0.01%, 05/06/31(a)	EUR	300	228,217
Credit Agricole Assurances SA
2.00%, 07/17/30(a)	EUR	300	228,526
4.25%, (Call 01/13/25)(a)(b)(c)	EUR	100	96,077
4.75%, 09/27/48 (Call 09/27/28)(a)(b)	EUR	200	185,095
Credit Agricole Home Loan SFH SA
0.01%, 04/12/28(a)	EUR	500	420,728
0.01%, 11/03/31(a)	EUR	300	224,725
0.38%, 09/30/24(a)	EUR	300	283,433
0.50%, 04/03/25(a)	EUR	400	373,665
0.75%, 05/05/27(a)	EUR	100	89,696
0.88%, 05/06/34	EUR	200	153,137
1.00%, 01/16/29	EUR	400	350,168
1.38%, 02/03/32(a)	EUR	200	169,655
1.50%, 02/03/37(a)	EUR	400	314,204
1.50%, 09/28/38(a)	EUR	100	76,880
1.63%, 05/31/30	EUR	600	534,669
Credit Agricole Public Sector SCF SA
0.01%, 09/13/28	EUR	200	165,939
0.63%, 03/29/29	EUR	200	170,034
1.88%, 06/07/23(a)	EUR	200	197,207
Credit Agricole SA
0.63%, 01/12/28 (Call 01/12/27)(a)(b)	EUR	500	422,531
0.88%, 01/14/32(a)	EUR	100	72,213
1.00%, 09/18/25(a)	EUR	400	370,115
1.00%, 04/22/26 (Call 04/22/25)(a)(b)	EUR	700	642,825
1.00%, 07/03/29(a)	EUR	100	83,058
1.13%, 02/24/29(a)	EUR	400	337,918
1.13%, 07/12/32(a)	EUR	300	220,269
2.00%, 03/25/29(a)	EUR	400	334,507
2.50%, 04/22/34(a)	EUR	200	162,215
2.63%, 03/17/27(a)	EUR	200	183,467
Series 2, 0.84%, 06/09/27(a)	JPY	100,000	660,352
Credit Agricole SA/London
1.38%, 05/03/27(a)	EUR	600	537,717
2.38%, 05/20/24(a)	EUR	400	389,584
Credit Mutuel Arkea SA
0.75%, 01/18/30(a)	EUR	200	154,398
1.13%, 05/23/29(a)	EUR	200	164,049
1.25%, 06/11/29 (Call 06/11/28)(a)(b)	EUR	200	166,336
1.38%, 01/17/25(a)	EUR	200	188,730
1.88%, 10/25/29 (Call 10/25/24)(a)(b)	EUR	200	184,704
3.38%, 09/19/27	EUR	400	385,481
3.38%, 03/11/31(a)	EUR	100	86,597
Credit Mutuel Home Loan SFH SA
0.01%, 07/20/28	EUR	300	250,166
0.13%, 01/28/30(a)	EUR	100	80,039

Security	Par (000)		Value

France (continued)
0.75%, 09/15/27(a)	EUR	400	$355,272
1.00%, 04/30/28(a)	EUR	200	177,679
1.00%, 01/30/29(a)	EUR	400	349,583
1.75%, 06/19/24(a)	EUR	600	583,326
Danone SA
0.00%, 12/01/25 (Call 11/01/25)(a)(d)	EUR	300	270,178
0.71%, 11/03/24 (Call 08/03/24)(a)	EUR	700	663,101
1.25%, 05/30/24 (Call 02/29/24)(a)	EUR	300	288,853
Dassault Systemes SE
0.00%, 09/16/24 (Call 06/16/24)(a)(d)	EUR	100	93,576
0.13%, 09/16/26 (Call 06/16/26)(a)	EUR	300	264,687
Dexia Credit Local SA
0.00%, 01/21/28(a)(d)	EUR	300	254,788
0.63%, 02/03/24(a)	EUR	600	578,565
0.63%, 01/17/26(a)	EUR	400	368,574
1.25%, 11/26/24(a)	EUR	700	671,077
1.63%, 12/08/23(a)	GBP	100	111,797
2.13%, 02/12/25(a)	GBP	400	437,137
Edenred, 1.38%, 03/10/25 (Call 12/10/24)(a)	EUR	600	565,212
Electricite de France SA
2.00%, 12/09/49 (Call 06/09/49)(a)	EUR	300	160,440
4.00%, 11/12/25(a)	EUR	450	448,804
4.38%, 10/12/29	EUR	200	193,693
4.50%, 11/12/40(a)	EUR	350	321,195
4.63%, 04/26/30(a)	EUR	450	445,811
4.75%, 10/12/34	EUR	100	96,430
5.13%, 09/22/50(a)	GBP	400	402,641
5.50%, 03/27/37(a)	GBP	200	212,413
5.50%, 10/17/41(a)	GBP	200	210,167
5.88%, 07/18/31	GBP	324	365,878
6.13%, 06/02/34(a)	GBP	300	342,096
ELO SACA, 2.38%, 04/25/25 (Call 01/25/25)(a)	EUR	600	562,199
Engie SA
0.88%, 09/19/25 (Call 06/19/25)(a)	EUR	700	646,256
1.25%, 10/24/41 (Call 07/24/41)(a)	EUR	200	111,589
1.38%, 06/22/28 (Call 03/22/28)(a)	EUR	400	348,362
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	400	341,243
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	200	121,748
1.50%, 03/13/35 (Call 12/13/34)(a)	EUR	200	141,812
1.50%, (Call 05/30/28)(a)(b)(c)	EUR	300	233,560
1.63%, (Call 04/08/25)(a)(b)(c)	EUR	200	179,417
3.50%, 09/27/29 (Call 06/27/29)(a)	EUR	400	387,188
5.00%, 10/01/60(a)	GBP	150	157,457
7.00%, 10/30/28	GBP	100	121,224
EssilorLuxottica SA
0.38%, 01/05/26 (Call 10/01/25)(a)	EUR	200	182,470
0.38%, 11/27/27 (Call 08/27/27)(a)	EUR	500	431,139
0.75%, 11/27/31 (Call 08/27/31)(a)	EUR	100	78,539
2.38%, 04/09/24 (Call 01/09/24)(a)	EUR	100	98,428
Eutelsat SA, 2.25%, 07/13/27 (Call 04/13/27)(a)	EUR	100	82,014
Gecina SA
1.00%, 01/30/29 (Call 10/30/28)(a)	EUR	100	81,237
1.38%, 01/26/28 (Call 10/26/27)(a)	EUR	300	260,290
1.63%, 05/29/34(a)	EUR	100	72,845
GELF Bond Issuer I SA, 1.13%, 07/18/29 (Call 04/18/29)(a)	EUR	200	149,064
Groupe des Assurances du Credit Mutuel SADIR, 1.85%, 04/21/42 (Call 10/21/31)(a)(b)	EUR	300	209,044
Holding d’Infrastructures de Transport SASU, 0.63%, 03/27/23 (Call 12/27/22)(a)	EUR	300	293,442

80	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
HSBC Continental Europe SA, 0.25%, 05/17/24(a)	EUR	500	$472,028
HSBC SFH France SA
0.50%, 04/17/25(a)	EUR	200	186,599
2.50%, 06/28/28(a)	EUR	300	287,302
ICADE
1.00%, 01/19/30 (Call 10/19/29)(a)	EUR	200	137,805
1.13%, 11/17/25 (Call 08/17/25)(a)	EUR	300	263,359
Icade Sante SAS, 0.88%, 11/04/29 (Call 08/04/29)(a)	EUR	300	212,768
Ile-de-France Mobilites, 0.68%, 11/24/36(a)	EUR	200	139,470
Ile-De-France Mobilites, 1.00%, 05/25/34(a)	EUR	200	156,333
Imerys SA, 1.50%, 01/15/27 (Call 10/15/26)(a)	EUR	200	172,001
Indigo Group SAS, 1.63%, 04/19/28 (Call 01/19/28)(a)	EUR	200	170,032
In’li SA, 1.13%, 07/02/29 (Call 04/02/29)(a)	EUR	100	76,349
JCDecaux SA
1.63%, 02/07/30 (Call 11/07/29)(a)	EUR	200	151,319
2.00%, 10/24/24 (Call 07/24/24)(a)	EUR	100	95,193
Kering SA, 0.75%, 05/13/28 (Call 02/13/28)(a)	EUR	200	172,533
Klepierre SA, 0.63%, 07/01/30 (Call 04/01/30)(a)	EUR	500	333,925
La Banque Postale Home Loan SFH SA
0.01%, 10/22/29(a)	EUR	300	240,444
0.63%, 06/23/27(a)	EUR	250	222,361
1.00%, 10/04/28(a)	EUR	200	176,395
La Banque Postale SA
0.75%, 06/23/31(a)	EUR	200	142,784
2.00%, 07/13/28(a)	EUR	400	348,318
5.63%, 09/21/28 (Call 09/21/27)(a)(b)	GBP	100	111,016
La Mondiale SAM
0.75%, 04/20/26 (Call 01/20/26)(a)	EUR	100	85,774
2.13%, 06/23/31 (Call 03/23/31)(a)	EUR	100	73,262
La Poste SA
0.38%, 09/17/27(a)	EUR	600	512,564
1.00%, 09/17/34(a)	EUR	400	286,790
1.13%, 06/04/25(a)	EUR	200	188,299
1.38%, 04/21/32(a)	EUR	600	486,112
Legrand SA
0.63%, 06/24/28 (Call 03/24/28)(a)	EUR	300	252,428
1.00%, 03/06/26 (Call 12/06/25)(a)	EUR	200	182,192
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/28 (Call 11/11/27)(a)	EUR	500	427,695
0.75%, 05/26/24 (Call 02/26/24)(a)	EUR	945	910,894
1.13%, 02/11/27 (Call 11/11/26)(a)	GBP	200	196,419
MMB SCF SACA, 0.01%, 09/20/31	EUR	400	299,546
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 2.13%, 06/21/52 (Call 03/21/32)(a)(b)	EUR	200	131,313
Nerval SAS Co., 2.88%, 04/14/32 (Call 01/15/32)(a)	EUR	200	154,916
Orange SA
0.88%, 02/03/27 (Call 11/03/26)(a)	EUR	600	537,379
1.38%, 03/20/28 (Call 12/20/27)(a)	EUR	700	626,879
1.50%, 09/09/27 (Call 06/09/27)(a)	EUR	200	182,028
1.75%, (Call 07/15/28)(a)(b)(c)	EUR	200	156,885
2.38%, 05/18/32 (Call 02/18/32)(a)	EUR	300	269,585
2.38%, (Call 01/15/25)(a)(b)(c)	EUR	300	278,666
3.13%, 01/09/24(a)	EUR	100	99,195
3.25%, 01/15/32 (Call 10/15/31)(a)	GBP	200	198,238
5.00%, (Call 10/01/26)(a)(b)(c)	EUR	100	98,678
5.38%, 11/22/50(a)	GBP	50	60,522
5.63%, 01/23/34	GBP	100	118,683

Security		Par (000)	Value

France (continued)
8.13%, 11/20/28(a)	GBP	100	$131,416
8.13%, 01/28/33	EUR	510	668,117
Pernod Ricard SA
0.50%, 10/24/27 (Call 07/24/27)(a)	EUR	100	86,642
1.38%, 04/07/29 (Call 01/07/29)(a)	EUR	300	262,036
1.75%, 04/08/30 (Call 01/08/30)(a)	EUR	300	262,781
PSA Banque France SA, 0.63%, 06/21/24 (Call 03/21/24)(a)	EUR	300	281,927
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)(a)	EUR	213	204,605
0.75%, 04/10/23 (Call 01/10/23)(a)	EUR	30	29,409
1.00%, 05/17/23 (Call 02/17/23)(a)	EUR	170	166,121
1.13%, 01/15/27 (Call 10/15/26)(a)	EUR	200	168,995
1.63%, 04/11/25 (Call 01/11/25)(a)	EUR	100	92,779
1.75%, 04/10/26 (Call 01/10/26)(a)	EUR	370	334,579
Regie Autonome des Transports Parisiens, 0.88%, 05/25/27(a)	EUR	400	365,384
RTE Reseau de Transport, 0.75%, 01/12/34 (Call 10/12/33)(a)	EUR	200	141,280
RTE Reseau de Transport d’Electricite SADIR
0.00%, 09/09/27 (Call 06/09/27)(a)(d)	EUR	300	249,887
1.13%, 09/09/49 (Call 06/09/49)(a)	EUR	200	103,656
1.63%, 11/27/25 (Call 08/27/25)(a)	EUR	300	281,402
2.13%, 09/27/38 (Call 06/27/38)(a)	EUR	200	149,340
2.88%, 09/12/23(a)	EUR	100	98,760
Sanofi
1.25%, 03/21/34 (Call 12/21/33)(a)	EUR	100	79,745
1.75%, 09/10/26 (Call 06/10/26)(a)	EUR	500	468,500
Series 12FX, 1.38%, 03/21/30 (Call 12/21/29)(a)	EUR	400	347,658
Series 5, 0.50%, 03/21/23 (Call 12/21/22)(a)	EUR	500	491,714
Series 8, 1.00%, 03/21/26 (Call 12/21/25)(a)	EUR	600	555,179
Sanofi SR, 1.25%, 04/06/29 (Call 01/06/29)(a)	EUR	300	264,032
Schneider Electric SE
0.25%, 09/09/24 (Call 06/09/24)(a)	EUR	400	378,057
0.88%, 03/11/25 (Call 12/11/24)(a)	EUR	200	188,671
1.38%, 06/21/27 (Call 03/21/27)(a)	EUR	100	91,550
1.50%, 09/08/23 (Call 06/08/23)(a)	EUR	300	293,617
SCOR SE, 3.00%, 06/08/46 (Call 06/08/26)(a)(b)	EUR	200	179,871
SNCF Reseau
0.75%, 05/25/36(a)	EUR	400	287,039
0.88%, 01/22/29(a)	EUR	300	264,722
1.00%, 11/09/31(a)	EUR	400	336,918
1.13%, 05/19/27(a)	EUR	400	370,360
1.13%, 05/25/30(a)	EUR	700	615,963
1.88%, 03/30/34(a)	EUR	300	259,507
2.25%, 12/20/47(a)	EUR	400	312,129
4.25%, 10/07/26(a)	EUR	200	209,742
4.50%, 01/30/24(a)	EUR	400	405,080
4.83%, 03/25/60	GBP	160	189,635
5.25%, 12/07/28(a)	GBP	150	178,214
Societe Generale SA
0.13%, 02/24/26(a)	EUR	300	264,450
0.50%, 06/12/29 (Call 06/12/28)(a)(b)	EUR	500	389,835
0.63%, 12/02/27 (Call 12/02/26)(a)(b)	EUR	300	252,190
0.75%, 05/26/23(a)	EUR	200	195,751
0.75%, 01/25/27(a)	EUR	500	421,899
0.88%, 07/01/26(a)	EUR	100	87,358
1.25%, 06/12/30(a)	EUR	200	152,692
1.88%, 10/03/24(a)	GBP	100	106,766
2.13%, 09/27/28(a)	EUR	600	513,477

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
2.63%, 02/27/25(a)	EUR	600	$572,167
Societe Generale SFH SA
0.01%, 02/11/30(a)	EUR	200	158,468
0.01%, 02/05/31(a)	EUR	100	76,713
0.25%, 01/23/24(a)	EUR	100	95,998
0.50%, 01/30/25(a)	EUR	300	281,470
0.50%, 01/28/26(a)	EUR	400	366,214
0.75%, 10/18/27(a)	EUR	400	355,110
0.75%, 01/19/28(a)	EUR	500	441,155
1.38%, 05/05/28(a)	EUR	400	362,826
1.75%, 05/05/34(a)	EUR	300	254,571
Societe National SNCF SA
1.50%, 02/02/29(a)	EUR	300	272,787
4.63%, 02/02/24(a)	EUR	50	50,622
Sodexo SA
0.50%, 01/17/24 (Call 10/17/23)(a)	EUR	200	191,084
1.00%, 07/17/28 (Call 04/17/28)(a)	EUR	300	254,853
2.50%, 06/24/26 (Call 03/24/26)(a)	EUR	150	141,214
Suez SA
1.25%, 05/19/28 (Call 02/19/28)(a)	EUR	300	260,169
1.25%, 05/14/35 (Call 02/14/35)(a)	EUR	300	209,878
1.75%, 09/10/25 (Call 06/10/25)(a)	EUR	400	378,875
2.88%, (a)(b)(c)	EUR	200	188,526
Suez SACA
1.88%, 05/24/27 (Call 02/24/27)(a)	EUR	200	178,235
2.38%, 05/24/30 (Call 02/24/30)(a)	EUR	200	168,623
2.88%, 05/24/34 (Call 02/24/34)(a)	EUR	100	81,020
4.63%, 11/03/28	EUR	100	99,006
5.00%, 11/03/32	EUR	100	99,444
TDF Infrastructure SAS, 2.50%, 04/07/26 (Call 01/07/26)(a)	EUR	300	264,942
Teleperformance
1.88%, 07/02/25 (Call 04/02/25)(a)	EUR	100	94,761
3.75%, 06/24/29 (Call 03/24/29)(a)	EUR	200	189,499
Terega SA, 2.20%, 08/05/25 (Call 05/05/25)(a)	EUR	200	190,748
Terega SASU, 0.63%, 02/27/28 (Call 11/27/27)(a)	EUR	100	78,588
Thales SA
0.25%, 01/29/27 (Call 10/29/26)(a)	EUR	100	85,684
0.75%, 06/07/23 (Call 03/07/23)(a)	EUR	300	294,038
TotalEnergies Capital International SA
0.25%, 07/12/23(a)	EUR	300	292,229
0.75%, 07/12/28(a)	EUR	600	512,000
1.41%, 09/03/31 (Call 06/03/31)(a)	GBP	100	86,980
1.66%, 07/22/26 (Call 04/22/26)(a)	GBP	400	407,430
1.99%, 04/08/32 (Call 01/08/32)(a)	EUR	800	687,031
2.50%, 03/25/26(a)	EUR	200	192,896
TotalEnergies SE
1.63%, (Call 10/25/27)(a)(b)(c)	EUR	600	479,708
2.00%, (Call 06/04/30)(a)(b)(c)	EUR	300	226,525
3.25%, (Call 07/17/36)(a)(b)(c)	EUR	200	147,852
3.37%, (Call 10/06/26)(a)(b)(c)	EUR	240	223,108
Unibail Rodamco Westfld Co., 2.88%, (a)(b)(c)	EUR	200	147,032
Unibail-Rodamco-Westfield SE
0.88%, 03/29/32 (Call 12/29/31)(a)	EUR	200	126,168
1.50%, 02/22/28(a)	EUR	450	364,944
1.75%, 02/27/34 (Call 11/27/33)(a)	EUR	300	193,171
2.00%, 06/29/32 (Call 03/29/32)(a)	EUR	200	142,264
2.13%, (Call 07/25/23)(a)(b)(c)	EUR	200	172,106
2.25%, 05/14/38 (Call 02/14/38)(a)	EUR	200	118,228
2.50%, 06/04/26(a)	EUR	600	537,177

Security		Par (000)	Value

France (continued)
Veolia Environnement SA
0.89%, 01/14/24 (Call 10/14/23)(a)	EUR	400	$384,271
1.50%, 11/30/26 (Call 08/30/26)(a)	EUR	100	91,552
6.13%, 11/25/33	EUR	465	528,485
Vinci SA
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	400	360,644
2.75%, 09/15/34 (Call 06/15/34)(a)	GBP	100	90,925
Vivendi SE
0.63%, 06/11/25 (Call 03/11/25)(a)	EUR	400	367,838
1.13%, 11/24/23 (Call 08/24/23)(a)	EUR	400	387,505
Wendel SE
1.00%, 06/01/31 (Call 03/01/31)(a)	EUR	300	210,014
1.38%, 04/26/26 (Call 01/26/26)(a)	EUR	200	178,403
Worldline SA/France, 0.88%, 06/30/27 (Call 03/30/27)(a)	EUR	100	84,666

			105,466,363

Germany — 3.1%
Aareal Bank AG
0.13%, 02/01/30(a)	EUR	400	320,387
0.75%, 04/18/28(a)	EUR	400	296,111
Allianz Finance II BV
0.50%, 01/14/31 (Call 10/14/30)(a)	EUR	400	310,642
0.88%, 01/15/26 (Call 10/15/25)(a)	EUR	300	276,362
1.38%, 04/21/31 (Call 01/21/31)(a)	EUR	100	82,955
Series 62, 4.50%, 03/13/43(a)	GBP	200	215,231
Allianz SE
1.30%, 09/25/49 (Call 09/25/29)(a)(b)	EUR	200	150,501
2.24%, 07/07/45 (Call 07/07/25)(a)(b)	EUR	500	459,600
3.10%, 07/06/47 (Call 07/06/27)(a)(b)	EUR	400	361,699
3.38%, (Call 09/18/24)(a)(b)(c)	EUR	100	95,583
4.25%, 07/05/52 (Call 01/05/32)(a)(b)	EUR	200	177,559
alstria office REIT-AG
1.50%, 11/15/27 (Call 08/15/27)(a)	EUR	100	65,511
2.13%, 04/12/23 (Call 01/12/23)(a)	EUR	200	193,962
Amprion GmbH, 3.97%, 09/22/32	EUR	400	389,279
Aroundtown SA
1.45%, 07/09/28 (Call 04/09/28)(a)	EUR	200	139,363
1.50%, 05/28/26 (Call 02/28/26)(a)	EUR	300	236,916
1.63%, 01/31/28 (Call 10/31/27)(a)	EUR	200	143,656
3.38%, (Call 09/23/24)(a)(b)(c)	EUR	200	94,872
3.63%, 04/10/31 (Call 01/10/31)(a)	GBP	250	203,021
BASF SE
0.88%, 10/06/23(a)	GBP	300	332,084
0.88%, 11/15/27 (Call 08/15/27)(a)	EUR	300	261,681
0.88%, 10/06/31 (Call 07/06/31)(a)	EUR	160	120,565
1.50%, 03/17/31 (Call 12/17/30)(a)	EUR	300	244,936
3.75%, 06/29/32 (Call 03/29/32)(a)	EUR	200	190,495
Series 7Y, 0.88%, 05/22/25(a)	EUR	574	543,017
Bausparkasse Schwaebisch Hall AG
0.20%, 10/28/31	EUR	200	154,062
0.20%, 04/27/33(a)	EUR	200	146,905
Bayer AG
0.63%, 07/12/31 (Call 04/12/31)(a)	EUR	200	143,318
1.00%, 01/12/36 (Call 10/12/35)(a)	EUR	200	125,610
1.38%, 07/06/32 (Call 04/06/32)(a)	EUR	200	149,206
Bayer Capital Corp. BV
1.25%, 11/13/23 (Call 08/13/23)(a)	EUR	850	824,800
2.13%, 12/15/29 (Call 09/15/29)(a)	EUR	400	340,555
Bayerische Landesbank
0.35%, 12/01/22(a)	EUR	360	355,482

82	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.75%, 01/20/26(a)	EUR	180	$166,499
0.75%, 01/19/28(a)	EUR	400	354,098
1.38%, 11/22/32 (Call 08/22/27)(a)(b)	EUR	200	148,473
1.75%, 04/08/24(a)	EUR	300	292,588
2.50%, 06/28/32(a)	EUR	250	235,962
Bayerische Landesbodenkreditanstalt, 0.63%, 11/23/26	EUR	100	90,608
Berlin Hyp AG
0.01%, 02/17/27(a)	EUR	500	437,276
0.13%, 01/18/30(a)	EUR	300	242,027
0.38%, 05/03/24(a)	EUR	100	95,491
0.50%, 11/05/29(a)	EUR	500	396,244
1.75%, 05/10/32(a)	EUR	200	177,104
Series 200, 0.38%, 02/21/25(a)	EUR	500	467,655
Bertelsmann SE & Co. KGaA, 1.25%, 09/29/25 (Call 06/29/25)(a)	EUR	300	282,686
BMW Canada Inc., Series V, 2.41%, 11/27/23	CAD	200	142,612
BMW Finance NV
0.00%, 01/11/26(a)(d)	EUR	300	270,634
0.38%, 07/10/23(a)	EUR	388	378,326
0.38%, 01/14/27(a)	EUR	200	178,498
0.63%, 10/06/23(a)	EUR	140	135,993
0.75%, 07/13/26(a)	EUR	355	325,050
0.88%, 04/03/25(a)	EUR	250	236,471
0.88%, 01/14/32(a)	EUR	100	78,770
1.00%, 01/21/25(a)	EUR	50	47,625
1.13%, 01/10/28(a)	EUR	300	269,742
1.50%, 02/06/29(a)	EUR	400	357,379
BMW International Investment BV, 1.88%, 09/11/23(a)	GBP	261	293,011
Commerzbank AG
0.05%, 07/11/24(a)	EUR	250	236,179
0.50%, 08/28/23(a)	EUR	412	399,191
0.50%, 06/09/26	EUR	570	517,692
0.63%, 08/28/24(a)	EUR	700	656,259
0.88%, 01/22/27(a)	EUR	200	166,635
0.88%, 04/18/28(a)	EUR	450	398,551
1.13%, 09/19/25(a)	EUR	400	356,592
1.75%, 01/22/25(a)	GBP	200	206,332
2.25%, 09/01/32(a)	EUR	500	459,299
Continental AG, 2.50%, 08/27/26 (Call 05/27/26)	EUR	200	188,714
Covestro AG, 0.88%, 02/03/26 (Call 11/03/25)(a)	EUR	250	225,242
Daimler AG
0.75%, 03/11/33(a)	EUR	300	221,502
1.00%, 11/15/27(a)	EUR	200	178,102
1.50%, 07/03/29(a)	EUR	150	131,906
2.00%, 08/22/26(a)	EUR	500	475,862
2.00%, 02/27/31(a)	EUR	310	274,306
Daimler International Finance BV
0.85%, 02/28/25(a)	EUR	598	565,697
1.63%, 11/11/24(a)	GBP	200	215,211
Daimler Truck International Finance BV, 1.63%, 04/06/27(a)	EUR	300	269,502
DekaBank Deutsche Girozentrale, 0.30%, 11/20/26(a)	EUR	200	175,956
Deutsche Apotheker-und Aerztebank eG, 0.50%, 02/14/25	EUR	400	375,053
Deutsche Bahn Finance GMBH
0.63%, 09/26/28(a)	EUR	150	128,473
0.63%, 12/08/50(a)	EUR	400	195,622

Security		Par (000)	Value

Germany (continued)
0.88%, 07/11/31(a)	EUR	470	$375,312
0.95%, (Call 01/22/25)(a)(b)(c)	EUR	500	446,259
1.00%, 12/17/27 (Call 09/17/27)	EUR	150	134,282
1.13%, 12/18/28(a)	EUR	562	498,290
1.38%, 07/07/25 (Call 04/07/25)(a)	GBP	200	212,821
1.38%, 04/16/40(a)	EUR	300	203,539
1.63%, 08/16/33 (Call 05/16/33)(a)	EUR	500	408,617
2.75%, 03/19/29(a)	EUR	50	47,999
3.50%, 09/27/24(a)	AUD	100	62,480
Series CB, 1.60%, (Call 07/18/29)(a)(b)(c)	EUR	200	149,141
Deutsche Bank AG
0.13%, 01/21/30(a)	EUR	100	80,422
0.25%, 05/15/23(a)	EUR	250	244,639
0.25%, 03/08/24(a)	EUR	122	116,764
0.25%, 08/31/28(a)	EUR	222	187,617
0.63%, 12/19/23(a)	CHF	100	97,489
1.13%, 08/30/23(a)	EUR	370	360,124
1.13%, 03/17/25(a)	EUR	200	183,688
1.38%, 02/17/32 (Call 02/17/31)(a)(b)	EUR	300	206,311
1.63%, 01/20/27(a)	EUR	400	334,538
1.75%, 01/17/28(a)	EUR	100	80,572
1.75%, 11/19/30 (Call 11/19/29)(a)(b)	EUR	200	148,925
2.63%, 02/12/26(a)	EUR	400	364,518
2.63%, 06/30/37(a)	EUR	300	277,501
3.25%, 05/24/28 (Call 05/24/27)(a)(b)	EUR	300	265,840
3.88%, 02/12/24(a)	GBP	300	333,911
4.00%, 06/24/32 (Call 03/24/27)(a)(b)	EUR	500	433,239
5.63%, 05/19/31 (Call 02/19/26)(a)(b)	EUR	200	190,485
Deutsche Boerse AG
0.13%, 02/22/31 (Call 11/22/30)(a)	EUR	100	74,364
1.50%, 04/04/32 (Call 01/04/32)(a)	EUR	200	162,800
1.63%, 10/08/25(a)	EUR	120	115,435
Deutsche Hypothekenbank AG
0.13%, 11/23/23(a)	EUR	500	481,441
0.25%, 02/22/23	EUR	300	295,084
0.25%, 05/17/24	EUR	200	190,284
Deutsche Kreditbank AG
0.01%, 11/07/29(a)	EUR	370	297,860
0.75%, 09/26/24(a)	EUR	500	464,779
1.63%, 06/18/24(a)	EUR	100	97,040
Deutsche Pfandbriefbank AG
0.10%, 01/21/28	EUR	500	426,445
0.25%, 03/15/23	EUR	100	98,230
0.25%, 10/27/25(a)	EUR	400	341,840
0.50%, 01/19/23(a)	EUR	100	98,581
0.63%, 08/30/27	EUR	400	354,580
Deutsche Post AG
1.00%, 05/20/32 (Call 02/20/32)(a)	EUR	200	156,408
1.63%, 12/05/28 (Call 09/05/28)(a)	EUR	100	90,329
2.88%, 12/11/24(a)	EUR	434	430,998
Deutsche Telekom AG
1.75%, 03/25/31(a)	EUR	100	87,251
1.75%, 12/09/49(a)	EUR	250	162,881
Deutsche Telekom International Finance BV
0.63%, 04/03/23(a)	EUR	560	550,365
0.63%, 12/13/24(a)	EUR	500	472,887
1.38%, 01/30/27(a)	EUR	400	368,380
1.50%, 04/03/28(a)	EUR	505	456,126
2.25%, 04/13/29(a)	GBP	261	250,874
4.50%, 10/28/30(a)	EUR	100	104,523

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Deutsche Wohnen SE, 1.50%, 04/30/30 (Call 01/30/30)(a)	EUR	200	$152,040
DZ HYP AG
0.01%, 01/15/27(a)	EUR	300	262,893
0.01%, 10/27/28	EUR	400	331,917
0.05%, 12/06/24	EUR	100	93,373
0.10%, 08/31/26(a)	EUR	400	355,837
0.13%, 03/01/24(a)	EUR	500	477,962
0.38%, 11/10/34(a)	EUR	200	142,448
0.50%, 11/13/25(a)	EUR	300	276,507
0.75%, 02/02/26(a)	EUR	300	277,165
0.75%, 06/30/27(a)	EUR	250	223,977
0.88%, 01/18/30(a)	EUR	500	426,726
0.88%, 04/17/34(a)	EUR	200	154,712
E.ON International Finance BV
1.50%, 07/31/29 (Call 04/30/29)(a)	EUR	350	293,610
1.63%, 05/30/26 (Call 02/28/26)(a)	EUR	258	239,617
5.53%, 02/21/23	EUR	250	248,965
5.88%, 10/30/37(a)	GBP	350	389,415
6.13%, 07/06/39(a)	GBP	50	56,844
6.25%, 06/03/30(a)	GBP	160	186,404
6.38%, 06/07/32	GBP	190	226,054
E.ON SE
0.25%, 10/24/26 (Call 07/24/26)(a)	EUR	450	394,313
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	200	171,084
0.75%, 02/20/28 (Call 11/20/27)(a)	EUR	200	170,157
0.88%, 10/18/34 (Call 07/18/34)(a)	EUR	300	204,929
1.63%, 05/22/29 (Call 02/22/29)(a)	EUR	190	161,255
EnBW Energie Baden-Wuerttemberg AG, 1.63%, 08/05/79 (Call 05/05/27)(a)(b)	EUR	200	144,514
EnBW International Finance BV
0.50%, 03/01/33 (Call 12/01/32)(a)	EUR	100	65,732
1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	436	327,591
6.13%, 07/07/39	EUR	180	197,842
Eurogrid GmbH
1.11%, 05/15/32 (Call 02/15/32)(a)	EUR	200	155,517
3.28%, 09/05/31	EUR	400	380,330
Evonik Finance BV, 0.75%, 09/07/28 (Call 06/07/28)(a)	EUR	270	221,301
Fresenius SE & Co. KGaA
0.75%, 01/15/28 (Call 10/15/27)(a)	EUR	550	457,648
1.88%, 05/24/25	EUR	350	329,506
2.88%, 02/15/29 (Call 11/15/28)(a)	EUR	270	240,764
Grand City Properties SA
1.38%, 08/03/26 (Call 05/03/26)(a)	EUR	400	327,419
1.50%, (Call 03/11/26)(a)(b)(c)	EUR	100	53,417
Hamburg Commercial Bank AG, 0.38%, 07/12/23(a)	EUR	300	292,472
Hamburger Sparkasse AG, 0.38%, 05/23/24(a)	EUR	300	285,849
Hannover Rueck SE
1.13%, 04/18/28 (Call 01/18/28)(a)	EUR	300	261,850
1.38%, 06/30/42 (Call 12/30/31)(a)(b)	EUR	100	69,029
1.75%, 10/08/40 (Call 07/08/30)(a)(b)	EUR	200	149,477
HeidelbergCement AG, 1.50%, 02/07/25 (Call 11/07/24)(a)	EUR	481	454,751
HeidelbergCement Finance Luxembourg SA
1.13%, 12/01/27 (Call 09/01/27)(a)	EUR	320	275,597
1.50%, 06/14/27 (Call 03/14/27)(a)	EUR	235	209,235
HOCHTIEF AG, 0.63%, 04/26/29 (Call 01/26/29)(a)	EUR	350	242,879
Infineon Technologies AG, 1.63%, 06/24/29 (Call 03/24/29)(a)	EUR	300	256,495

Security		Par (000)	Value

Germany (continued)
ING-DiBa AG
0.25%, 11/16/26(a)	EUR	400	$356,066
1.00%, 05/23/39(a)	EUR	100	70,658
1.25%, 10/09/33(a)	EUR	400	326,039
Investitionsbank Berlin
0.50%, 04/17/26	EUR	200	183,218
2.75%, 10/04/27(a)	EUR	400	395,252
Series 214, 0.01%, 04/18/28(a)	EUR	200	169,611
Kreditanstalt fuer Wiederaufbau
0.00%, 09/15/23(d)	EUR	200	194,329
0.00%, 04/02/24(a)(d)	EUR	500	479,311
0.00%, 07/04/24(a)(d)	EUR	1,000	952,989
0.00%, 02/18/25(a)(d)	EUR	500	468,485
0.00%, 06/15/26(a)(d)	EUR	200	180,755
0.00%, 09/30/26(a)(d)	EUR	400	358,976
0.00%, 03/31/27(a)(d)	EUR	500	441,787
0.00%, 04/30/27(a)(d)	EUR	600	528,704
0.00%, 12/15/27(a)(d)	EUR	1,000	865,282
0.00%, 09/15/28(a)(d)	EUR	1,000	848,175
0.00%, 06/15/29(a)(d)	EUR	800	663,432
0.00%, 09/17/30(a)(d)	EUR	2,700	2,152,443
0.00%, 01/10/31(a)(d)	EUR	1,500	1,182,727
0.01%, 05/05/27(a)	EUR	950	837,058
0.05%, 05/30/24	EUR	50	47,797
0.05%, 09/29/34(a)	EUR	1,010	713,675
0.13%, 11/07/23	EUR	1,100	1,066,268
0.13%, 01/15/24	EUR	400	385,753
0.13%, 10/04/24	EUR	800	759,379
0.13%, 12/30/26(a)	GBP	200	193,997
0.13%, 01/09/32(a)	EUR	2,230	1,727,931
0.25%, 06/30/25	EUR	1,000	934,617
0.38%, 04/23/25	EUR	750	706,099
0.38%, 03/09/26	EUR	1,370	1,263,421
0.63%, 01/15/25	EUR	700	666,912
0.63%, 02/22/27	EUR	800	728,380
0.63%, 01/07/28	EUR	351	313,322
0.75%, 12/07/27(a)	GBP	300	288,973
0.75%, 06/28/28	EUR	1,090	971,293
0.88%, 09/15/26(a)	GBP	970	986,094
0.88%, 07/04/39(a)	EUR	320	228,170
1.13%, 07/04/25(a)	GBP	700	744,897
1.13%, 09/15/32(a)	EUR	220	185,561
1.13%, 05/09/33(a)	EUR	500	415,771
1.13%, 03/31/37(a)	EUR	600	461,386
1.13%, 06/15/37(a)	EUR	100	76,463
1.25%, 12/29/23(a)	GBP	400	446,128
1.25%, 06/30/27(a)	EUR	2,010	1,871,589
1.25%, 07/04/36(a)	EUR	440	348,251
1.38%, 12/15/25(a)	GBP	400	425,297
1.38%, 07/31/35(a)	EUR	370	303,981
1.50%, 06/11/24	EUR	350	341,885
2.00%, 02/15/27	AUD	200	115,827
4.00%, 02/27/25(a)	AUD	500	319,227
5.00%, 03/19/24	AUD	70	45,354
6.00%, 12/07/28	GBP	150	188,604
Landesbank Baden-Wuerttemberg
0.13%, 06/27/23(a)	EUR	100	97,494
0.25%, 01/10/25(a)	EUR	400	374,033
0.38%, 01/14/26(a)	EUR	486	444,373
0.38%, 02/18/27(a)	EUR	500	421,973

84	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.38%, 02/21/31(a)	EUR	400	$277,837
1.75%, 02/28/28(a)	EUR	300	280,356
Series 812, 0.01%, 07/16/27(a)	EUR	300	259,481
Landesbank Hessen-Thueringen Girozentrale
0.01%, 01/22/25(a)	EUR	500	464,878
0.38%, 05/12/25(a)	EUR	600	547,761
0.50%, 09/25/25(a)	EUR	300	277,637
0.88%, 03/20/28(a)	EUR	600	533,210
4.50%, 09/15/32 (Call 06/15/27)(a)(b)	EUR	100	91,290
Series H337, 0.01%, 09/26/29	EUR	400	323,075
Landeskreditbank
Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26(a)	EUR	430	391,665
0.38%, 02/25/27(a)	EUR	400	357,960
Landwirtschaftliche Rentenbank
0.00%, 07/19/28(a)(d)	EUR	500	423,742
0.00%, 11/27/29(a)(d)	EUR	1,510	1,229,232
0.00%, 06/30/31(a)(d)	EUR	670	518,485
0.25%, 07/15/24(a)	EUR	700	666,636
0.25%, 08/29/25(a)	EUR	600	555,713
0.38%, 01/22/24(a)	EUR	100	96,540
0.38%, 02/14/28(a)	EUR	300	262,567
0.50%, 02/28/29(a)	EUR	400	344,172
0.63%, 05/18/27(a)	EUR	200	180,170
0.63%, 10/31/36(a)	EUR	50	35,829
1.38%, 09/08/25(a)	GBP	200	213,816
2.60%, 03/23/27(a)	AUD	100	59,239
4.75%, 05/06/26(a)	AUD	200	129,630
LANXESS AG
1.13%, 05/16/25 (Call 02/16/25)(a)	EUR	325	303,940
1.75%, 03/22/28 (Call 12/22/27)(a)	EUR	300	251,120
LEG Immobilien AG, 0.88%, 11/28/27 (Call 08/28/27)(a)	EUR	200	158,658
LEG Immobilien SE, 1.50%, 01/17/34 (Call 10/17/33)(a)	EUR	300	188,629
Linde Finance BV
0.25%, 05/19/27 (Call 02/19/27)(a)	EUR	200	173,043
Series 10, 2.00%, 04/18/23(a)	EUR	320	316,268
Mercedes-Benz Group AG
0.38%, 11/08/26(a)	EUR	425	379,337
0.75%, 02/08/30(a)	EUR	350	287,263
1.13%, 08/08/34(a)	EUR	280	209,771
2.38%, 05/22/30(a)	EUR	200	183,480
Merck Financial Services GmbH, 0.50%, 07/16/28 (Call 04/16/28)(a)	EUR	300	253,077
Merck KGaA
1.63%, 06/25/79 (Call 09/18/24)(a)(b)	EUR	100	92,082
1.63%, 09/09/80 (Call 06/09/26)(a)(b)	EUR	100	85,520
2.88%, 06/25/79 (Call 03/25/29)(a)(b)	EUR	100	84,296
3.38%, 12/12/74 (Call 12/12/24)(a)(b)	EUR	350	337,230
Muenchener Hypothekenbank eG
0.01%, 10/19/39	EUR	200	116,113
0.13%, 09/05/35(a)	EUR	200	134,584
0.38%, 03/09/29(a)	EUR	300	236,667
0.50%, 03/14/25(a)	EUR	350	327,683
0.63%, 05/07/27(a)	EUR	400	357,735
1.00%, 04/18/39(a)	EUR	200	143,128
2.50%, 07/04/28(a)	EUR	440	424,829
Series 1803, 0.25%, 12/13/23(a)	EUR	100	96,319
Series 1943, 0.25%, 05/02/36(a)	EUR	150	100,616

Security		Par (000)	Value

Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1.00%, 05/26/42 (Call 11/26/31)(a)(b)	EUR	300	$198,988
1.25%, 05/26/41 (Call 11/26/30)(a)(b)	EUR	100	70,973
3.25%, 05/26/49 (Call 05/26/29)(a)(b)	EUR	100	86,740
Norddeutsche Landesbank Girozentrale, 0.25%, 10/28/26	EUR	500	445,310
Norddeutsche Landesbank-Girozentrale, 0.75%, 01/18/28(a)	EUR	472	417,145
NRW Bank
0.00%, 10/15/29(d)	EUR	70	56,723
0.10%, 07/09/35	EUR	570	385,997
0.25%, 05/16/24(a)	EUR	150	142,957
0.25%, 03/10/25(a)	EUR	700	652,918
0.25%, 07/04/25	EUR	200	185,158
0.38%, 11/17/26(a)	EUR	132	118,641
0.50%, 05/26/25(a)	EUR	300	280,314
0.50%, 05/11/26(a)	EUR	50	45,697
0.50%, 06/17/41(a)	EUR	100	63,100
0.63%, 02/11/26	EUR	300	276,780
0.88%, 04/12/34	EUR	200	155,995
1.20%, 03/28/39	EUR	100	74,424
1.63%, 08/03/32(a)	EUR	300	264,791
O2 Telefonica Deutschland Finanzierungs GmbH, 1.75%, 07/05/25 (Call 04/05/25)(a)	EUR	200	188,542
Roadster Finance DAC, 1.63%, 12/09/29(a)	EUR	100	89,090
RWE AG
1.00%, 11/26/33 (Call 08/26/33)(a)	EUR	300	206,604
2.50%, 08/24/25	EUR	400	383,512
SAP SE
0.75%, 12/10/24 (Call 09/10/24)(a)	EUR	400	381,658
1.00%, 04/01/25 (Call 01/01/25)(a)	EUR	219	209,663
1.25%, 03/10/28 (Call 12/10/27)(a)	EUR	400	360,664
1.75%, 02/22/27 (Call 11/22/26)(a)	EUR	102	95,822
Siemens Financieringsmaatschappij NV
0.00%, 09/05/24(a)(d)	EUR	475	446,957
0.38%, 09/06/23(a)	EUR	210	203,712
0.50%, 09/05/34(a)	EUR	100	70,050
1.00%, 02/20/25(a)	GBP	200	211,697
1.00%, 09/06/27(a)	EUR	90	81,402
1.00%, 02/25/30 (Call 11/25/29)(a)	EUR	200	168,350
1.25%, 02/28/31(a)	EUR	250	208,185
1.75%, 02/28/39(a)	EUR	200	150,337
2.75%, 09/10/25(a)	GBP	200	219,594
2.88%, 03/10/28(a)	EUR	491	477,511
Siemens Financieringsmat Co., 1.25%, 02/25/35 (Call 11/25/34)(a)	EUR	200	150,803
Talanx AG, 2.25%, 12/05/47 (Call 12/05/27)(a)(b)	EUR	100	84,171
Traton Finance Luxembourg SA, 0.75%, 03/24/29 (Call 12/24/28)(a)	EUR	400	314,576
UniCredit Bank AG
0.01%, 09/10/24(a)	EUR	286	268,606
0.01%, 09/15/28(a)	EUR	400	333,088
0.01%, 01/21/36(a)	EUR	100	65,101
0.25%, 01/15/32(a)	EUR	650	499,051
0.50%, 05/04/26(a)	EUR	500	455,376
0.85%, 05/22/34(a)	EUR	580	446,075
Vantage Towers AG, 0.75%, 03/31/30 (Call 12/31/29)(a)	EUR	200	150,503

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Vier Gas Transport GmbH
3.13%, 07/10/23(a)	EUR	295	$290,703
4.63%, 09/26/32 (Call 06/26/32)(a)	EUR	400	392,343
Volkswagen Bank GmbH, 2.50%, 07/31/26(a)	EUR	200	186,311
Volkswagen Financial Services AG
0.38%, 02/12/30(a)	EUR	550	409,724
1.50%, 10/01/24(a)	EUR	300	285,236
2.25%, 10/16/26(a)	EUR	70	65,233
3.00%, 04/06/25(a)	EUR	500	486,945
3.38%, 04/06/28(a)	EUR	250	238,549
Volkswagen Financial Services Australia Pty Ltd., 3.10%, 04/17/23(a)	AUD	200	127,160
Volkswagen Financial Services NV
1.13%, 09/18/23(a)	GBP	300	332,105
1.38%, 09/14/28(a)	GBP	100	87,072
2.25%, 04/12/25(a)	GBP	150	159,490
Volkswagen International Finance NV
2.63%, 11/16/27(a)	EUR	300	278,932
3.30%, 03/22/33(a)	EUR	100	89,645
3.38%, 11/16/26(a)	GBP	200	206,697
3.50%, (Call 03/20/30)(a)(b)(c)	EUR	200	165,441
3.75%, (Call 12/28/27)(a)(b)(c)	EUR	100	85,838
3.88%, (Call 06/17/29)(a)(b)(c)	EUR	400	330,799
4.13%, 11/16/38(a)	EUR	200	185,265
4.38%, (Call 03/28/31)(a)(b)(c)	EUR	300	241,757
4.63%, (Call 03/24/26)(a)(b)(c)	EUR	250	234,732
4.63%, (Call 06/27/28)(a)(b)(c)	EUR	300	267,486
Series 10Y, 1.88%, 03/30/27(a)	EUR	400	360,395
Series NC6, 3.38%, (Call 06/27/24)(a)(b)(c)	EUR	400	377,476
Volkswagen Leasing GmbH
0.50%, 01/12/29(a)	EUR	200	157,962
0.63%, 07/19/29(a)	EUR	300	233,690
1.13%, 04/04/24(a)	EUR	484	461,940
1.38%, 01/20/25(a)	EUR	300	282,538
1.50%, 06/19/26(a)	EUR	450	410,465
2.63%, 01/15/24(a)	EUR	450	440,603
Vonovia Finance BV
0.63%, 10/07/27 (Call 07/07/27)(a)	EUR	300	237,690
1.00%, 07/09/30 (Call 04/09/30)(a)	EUR	300	211,950
1.13%, 09/14/34 (Call 06/14/34)(a)	EUR	100	59,277
1.25%, 12/06/24(a)	EUR	100	92,459
1.50%, 03/22/26(a)	EUR	100	88,129
1.50%, 06/10/26(a)	EUR	100	87,295
1.63%, 10/07/39 (Call 07/07/39)(a)	EUR	100	52,277
1.75%, 01/25/27(a)	EUR	200	172,554
1.80%, 06/29/25 (Call 03/29/25)(a)	EUR	200	182,976
2.25%, 04/07/30 (Call 01/07/30)(a)	EUR	400	314,425
Vonovia SE
0.63%, 12/14/29 (Call 09/14/29)(a)	EUR	200	141,253
1.50%, 06/14/41 (Call 03/14/41)(a)	EUR	200	103,582
1.63%, 09/01/51 (Call 06/01/51)(a)	EUR	200	90,656
1.88%, 06/28/28 (Call 03/28/28)(a)	EUR	300	247,954
2.38%, 03/25/32 (Call 12/25/31)(a)	EUR	200	154,266
VW Credit Canada Inc., 3.25%, 03/29/23	CAD	250	182,231
Wintershall Dea Finance BV
0.45%, 09/25/23 (Call 06/25/23)(a)	EUR	300	286,507
1.33%, 09/25/28 (Call 06/25/28)(a)	EUR	400	324,292
Wirtschafts- und Infrastrukturbank Hessen, 0.88%, 06/14/28	EUR	200	177,881

			112,608,471

Security		Par (000)	Value

Hong Kong — 0.0%
CK Hutchison Europe Finance 18 Ltd., 1.25%, 04/13/25(a)	EUR	205	$191,003
CK Hutchison Finance 16 II Ltd., 0.88%, 10/03/24(a)	EUR	300	281,396
CK Hutchison Finance 16 Ltd., Series B, 2.00%, 04/06/28(a)	EUR	300	263,999

			736,398

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC, 1.50%, 10/08/27 (Call 07/08/27)(a)	EUR	200	159,318
MVM Energetika Zrt, 0.88%, 11/18/27 (Call 08/18/27)(a)	EUR	200	139,602

			298,920

Iceland — 0.0%
Landsbankinn HF, 0.50%, 05/20/24(a)	EUR	200	180,915

Indonesia — 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(a)	EUR	200	138,859

Ireland — 0.1%
AIB Group PLC, 0.50%, 11/17/27 (Call 11/17/26)(a)(b)	EUR	300	247,109
AIB Mortgage Bank, 0.88%, 02/04/23(a)	EUR	100	98,597
Bank of Ireland Group PLC
0.75%, 07/08/24 (Call 07/08/23)(a)(b)	EUR	390	375,562
1.38%, 08/29/23(a)	EUR	150	145,575
Bank of Ireland Mortgage Bank, 0.63%, 03/14/25(a)	EUR	100	93,735
CRH Finance DAC, 1.38%, 10/18/28 (Call 07/18/28)(a)	EUR	200	170,771
ESB Finance DAC
1.75%, 02/07/29 (Call 11/07/28)(a)	EUR	400	351,244
1.88%, 06/14/31 (Call 03/14/31)(a)	EUR	100	83,953
2.13%, 11/05/33 (Call 08/05/33)(a)	EUR	407	334,975
Freshwater Finance PLC, Series A, 5.18%, 04/20/35(a)	GBP	100	108,957
Kerry Group Financial Services Unltd Co.
0.63%, 09/20/29 (Call 06/20/29)(a)	EUR	300	236,566
0.88%, 12/01/31 (Call 09/01/31)(a)	EUR	100	74,629
PartnerRe Ireland Finance DAC, 1.25%, 09/15/26(a)	EUR	200	179,201
Ryanair DAC
1.13%, 08/15/23(a)	EUR	400	387,465
2.88%, 09/15/25(a)	EUR	100	95,564
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26 (Call 10/15/25)(a)	EUR	200	190,011
Smurfit Kappa Treasury Co., 0.50%, 09/22/29 (Call 06/22/29)(a)	EUR	300	223,904

			3,397,818

Isle Of Man — 0.0%
NE Property BV, 3.38%, 07/14/27 (Call 04/14/27)(a)	EUR	225	174,325

Italy — 0.7%
2i Rete Gas SpA, 2.20%, 09/11/25 (Call 06/11/25)(a)	EUR	460	428,142
A2A SpA
1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	550	426,997
1.63%, 10/19/27 (Call 07/19/27)(a)	EUR	100	87,278
ACEA SpA
0.25%, 07/28/30 (Call 04/28/30)(a)	EUR	100	71,683

86	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
1.00%, 10/24/26 (Call 07/24/26)(a)	EUR	450	$392,347
1.50%, 06/08/27 (Call 03/08/27)(a)	EUR	240	209,492
1.75%, 05/23/28 (Call 02/23/28)(a)	EUR	210	181,543
Aeroporti di Roma SpA, 1.63%, 06/08/27 (Call 03/08/27)(a)	EUR	250	214,994
AMCO - Asset Management Co. SpA
0.75%, 04/20/28(a)	EUR	150	119,840
1.38%, 01/27/25(a)	EUR	200	187,291
2.25%, 07/17/27(a)	EUR	450	403,407
Anima Holding SpA, 1.50%, 04/22/28(a)	EUR	100	79,803
Assicurazioni Generali SpA
2.12%, 10/01/30(a)	EUR	200	151,914
4.13%, 05/04/26(a)	EUR	300	297,901
4.60%, (Call 11/21/25)(a)(b)(c)	EUR	200	191,131
5.13%, 09/16/24(a)	EUR	370	375,792
5.50%, 10/27/47 (Call 10/27/27)(a)(b)	EUR	350	339,834
5.80%, 07/06/32 (Call 01/06/32)(a)	EUR	200	191,013
ASTM SpA
1.00%, 11/25/26 (Call 08/25/26)(a)	EUR	200	170,353
1.50%, 01/25/30 (Call 10/25/29)(a)	EUR	400	300,799
2.38%, 11/25/33 (Call 08/25/33)(a)	EUR	300	208,262
3.38%, 02/13/24(a)	EUR	209	203,006
Autostrade per l’Italia SpA
1.63%, 01/25/28 (Call 10/25/27)(a)	EUR	100	82,121
1.75%, 06/26/26(a)	EUR	100	88,710
1.75%, 02/01/27(a)	EUR	100	86,570
1.88%, 11/04/25(a)	EUR	100	91,703
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	100	78,711
2.00%, 12/04/28 (Call 09/04/28)(a)	EUR	100	81,684
2.00%, 01/15/30 (Call 10/15/29)(a)	EUR	200	155,754
2.25%, 01/25/32 (Call 10/25/31)(a)	EUR	100	74,307
4.38%, 09/16/25(a)	EUR	100	99,067
5.88%, 06/09/24	EUR	200	202,917
Banca Monte dei Paschi di Siena SpA
0.88%, 10/08/27(a)	EUR	300	266,750
2.00%, 01/29/24(a)	EUR	240	234,440
Series 16, 2.88%, 07/16/24(a)	EUR	200	196,713
Banco BPM SpA
1.00%, 01/23/25(a)	EUR	200	189,034
1.13%, 09/25/23(a)	EUR	300	292,458
Banco di Desio e della Brianza SpA, 0.38%, 07/24/26(a)	EUR	200	178,915
BPER Banca, 1.00%, 07/22/23(a)	EUR	200	195,573
Credit Agricole Italia SpA
0.25%, 09/30/24(a)	EUR	100	93,881
0.25%, 01/17/28(a)	EUR	300	254,204
0.38%, 01/20/32(a)	EUR	400	296,617
1.00%, 03/25/27(a)	EUR	400	360,399
1.00%, 01/17/45(a)	EUR	100	60,769
1.13%, 03/21/25(a)	EUR	200	189,311
Enel Finance International NV
0.38%, 06/17/27 (Call 03/17/27)(a)	EUR	800	663,321
0.50%, 06/17/30 (Call 03/17/30)(a)	EUR	600	430,304
1.13%, 10/17/34 (Call 07/17/34)(a)	EUR	216	139,269
1.25%, 01/17/35	EUR	300	192,394
1.38%, 06/01/26(a)	EUR	579	521,740
2.88%, 04/11/29 (Call 01/11/29)(a)	GBP	300	277,706
5.63%, 08/14/24(a)	GBP	350	399,802
5.75%, 09/14/40(a)	GBP	230	238,957

Security		Par (000)	Value

Italy (continued)
Enel SpA
2.50%, (a)(b)(c)	EUR	500	$471,193
3.50%, (Call 02/24/25)(a)(b)(c)	EUR	200	180,682
5.25%, 05/20/24(a)	EUR	170	173,298
Series 6.5Y, 1.38%, (Call 06/08/27)(a)(b)(c)	EUR	300	222,039
Eni SpA
0.63%, 01/23/30(a)	EUR	300	230,557
1.13%, 09/19/28(a)	EUR	670	566,119
1.75%, 01/18/24(a)	EUR	279	270,817
2.75%, (Call 02/11/30)(a)(b)(c)	EUR	300	218,621
3.75%, 09/12/25(a)	EUR	150	148,467
Series NC5., 2.63%, (Call 10/13/25)(a)(b)(c)	EUR	300	263,955
Series NC9, 3.38%, (Call 07/13/29)(a)(b)(c)	EUR	100	77,785
ERG SpA, 1.88%, 04/11/25 (Call 01/11/25)(a)	EUR	100	94,960
FCA Bank SpA/Ireland
0.00%, 04/16/24 (Call 01/16/24)(a)(d)	EUR	100	93,482
0.25%, 02/28/23 (Call 01/28/23)(a)	EUR	400	392,600
0.50%, 09/13/24(a)	EUR	200	185,564
0.63%, 11/24/22(a)	EUR	125	123,427
Ferrovie dello Stato Italiane SpA
0.38%, 03/25/28(a)	EUR	325	257,629
1.50%, 06/27/25(a)	EUR	460	430,670
Hera SpA
0.25%, 12/03/30 (Call 09/03/30)(a)	EUR	573	393,335
0.88%, 10/14/26(a)	EUR	100	87,751
2.50%, 05/25/29 (Call 02/25/29)(a)	EUR	100	88,330
Intesa Sanpaolo SpA
0.63%, 03/23/23(a)	EUR	400	393,244
0.63%, 02/24/26(a)	EUR	400	345,678
0.75%, 03/16/28(a)	EUR	400	323,249
1.00%, 01/27/23(a)	EUR	250	246,660
1.00%, 07/04/24(a)	EUR	575	543,491
1.00%, 09/25/25(a)	EUR	300	280,406
1.13%, 06/16/27(a)	EUR	400	362,107
1.13%, 10/04/27(a)	EUR	200	180,006
1.38%, 01/18/24(a)	EUR	510	491,261
1.38%, 12/18/25(a)	EUR	100	93,989
1.75%, 07/04/29(a)	EUR	225	184,075
2.13%, 08/30/23(a)	EUR	150	147,032
2.50%, 01/15/30(a)	GBP	200	171,242
3.13%, 02/05/24(a)	EUR	100	99,264
3.25%, 02/10/26(a)	EUR	100	99,401
Iren SpA
1.00%, 07/01/30 (Call 04/01/30)(a)	EUR	200	145,405
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	300	256,237
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	93,210
Italgas SpA
0.88%, 04/24/30(a)	EUR	430	320,797
1.63%, 01/19/27(a)	EUR	300	268,814
Mediobanca Banca di Credito Finanziario SpA
0.50%, 10/01/26(a)	EUR	100	89,208
0.88%, 01/15/26(a)	EUR	200	177,723
1.13%, 04/23/25(a)	EUR	250	229,464
1.25%, 11/24/29(a)	EUR	500	430,595
1.63%, 01/07/25(a)	EUR	100	94,478
Series 4, 1.38%, 11/10/25(a)	EUR	300	281,903
Poste Italiane SpA, 0.50%, 12/10/28 (Call 09/10/28)(a)	EUR	300	230,749
Snam SpA
0.00%, 12/07/28 (Call 09/07/28)(a)(d)	EUR	367	275,483

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
0.88%, 10/25/26(a)	EUR	461	$403,537
1.25%, 06/20/34 (Call 03/20/34)(a)	EUR	200	133,036
1.38%, 10/25/27 (Call 07/25/27)(a)	EUR	110	96,296
Societa Cattolica Di Assicurazione SpA, 4.25%, 12/14/47 (Call 12/14/27)(a)(b)	EUR	200	182,071
Terna - Rete Elettrica Nazionale
0.38%, 09/25/30 (Call 06/25/30)(a)	EUR	300	218,923
1.38%, 07/26/27(a)	EUR	300	265,846
Terna Rete Elettrica Nazionale SpA, 4.90%, 10/28/24(a)	EUR	103	104,951
UniCredit SpA
0.33%, 01/19/26(a)	EUR	400	348,117
0.38%, 10/31/26(a)	EUR	300	265,971
0.75%, 04/30/25(a)	EUR	500	467,037
0.85%, 01/19/31(a)	EUR	100	69,469
1.63%, 07/03/25 (Call 07/03/24)(a)(b)	EUR	300	281,497
1.80%, 01/20/30(a)	EUR	500	386,737
2.00%, 03/04/23(a)	EUR	454	448,284

			27,445,147

Japan — 0.2%
Asahi Group Holdings Ltd., 1.15%, 09/19/25 (Call 06/19/25)(a)	EUR	200	185,779
East Japan Railway Co.
0.77%, 09/15/34(a)	EUR	100	69,921
1.10%, 09/15/39(a)	EUR	300	188,703
1.16%, 09/15/28(a)	GBP	150	136,861
4.50%, 01/25/36(a)	GBP	100	106,124
JT International Financial Services BV
1.00%, 11/26/29 (Call 08/26/29)(a)	EUR	200	152,232
2.75%, 09/28/33 (Call 06/28/33)(a)	GBP	200	171,761
Mitsubishi UFJ Financial Group Inc.
0.85%, 07/19/29(a)	EUR	200	159,150
0.87%, 09/07/24(a)	EUR	400	375,404
3.56%, 06/15/32(a)	EUR	300	273,433
Mizuho Financial Group Inc.
0.40%, 09/06/29(a)	EUR	300	224,316
0.80%, 04/15/30(a)	EUR	335	255,399
1.02%, 10/11/23(a)	EUR	310	299,599
1.63%, 04/08/27(a)	EUR	150	132,895
2.10%, 04/08/32(a)	EUR	400	321,367
Nissan Motor Co. Ltd.
2.65%, 03/17/26 (Call 02/17/26)(a)	EUR	200	179,765
3.20%, 09/17/28 (Call 06/17/28)(a)	EUR	150	125,560
NTT Finance Corp.
0.01%, 03/03/25 (Call 02/03/25)(a)	EUR	400	368,234
0.08%, 12/13/25 (Call 11/13/25)(a)	EUR	100	89,938
0.34%, 03/03/30 (Call 12/03/29)(a)	EUR	500	392,478
0.40%, 12/13/28 (Call 09/13/28)(a)	EUR	500	412,130
Sumitomo Mitsui Banking Corp.
0.41%, 11/07/29(a)	EUR	250	201,845
0.55%, 11/06/23(a)	EUR	500	482,992
Sumitomo Mitsui Financial Group Inc.
0.63%, 10/23/29(a)	EUR	300	228,760
1.41%, 06/14/27(a)	EUR	100	87,085
1.55%, 06/15/26(a)	EUR	247	223,476
Sumitomo Mitsui Financial Group, Inc., 0.93%, 10/11/24(a)	EUR	416	391,485
Sumitomo Mitsui Trust Bank Ltd., 0.01%, 10/15/27	EUR	300	252,433
Takeda Pharmaceutical Co. Ltd.
0.75%, 07/09/27 (Call 05/09/27)	EUR	200	174,450

Security		Par (000)	Value

Japan (continued)
1.00%, 07/09/29 (Call 04/09/29)	EUR	100	$82,930
1.38%, 07/09/32 (Call 04/09/32)	EUR	400	313,564
2.00%, 07/09/40 (Call 01/09/40)	EUR	100	70,675
3.00%, 11/21/30 (Call 08/21/30)(a)	EUR	200	186,143
Toyota Motor Finance Netherlands BV, 1.38%, 05/23/23(a)	GBP	400	451,701

			7,768,588

Liechtenstein — 0.0%
LGT Bank AG, 1.88%, 02/08/23(a)	CHF	100	100,040

Lithuania — 0.0%
AB Ignitis Grupe
2.00%, 07/14/27(a)	EUR	200	172,649
2.00%, 05/21/30 (Call 02/21/30)(a)	EUR	100	77,476

			250,125

Luxembourg — 0.1%
Aroundtown SA, 1.63%, (Call 04/15/26)(a)(b)(c)	EUR	100	47,126
Bevco Lux Sarl, 1.50%, 09/16/27 (Call 06/16/27)(a)	EUR	200	162,628
Blackstone Property Partners
3.63%, 10/29/29 (Call 07/29/29)(a)	EUR	200	163,119
4.88%, 04/29/32 (Call 01/29/32)(a)	GBP	200	184,775
Blackstone Property Partners Europe Holdings Sarl
1.00%, 05/04/28 (Call 02/04/28)(a)	EUR	100	72,631
1.75%, 03/12/29 (Call 12/12/28)(a)	EUR	300	219,967
2.20%, 07/24/25 (Call 04/24/25)(a)	EUR	300	263,291
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund, 0.50%, 01/27/28 (Call 10/27/27)(a)	EUR	100	74,105
CK Hutchison Group Telecom Finance SA
0.75%, 04/17/26 (Call 01/17/26)(a)	EUR	210	185,196
1.13%, 10/17/28 (Call 07/17/28)(a)	EUR	400	323,462
CPI Property Group SA, 1.75%, 01/14/30 (Call 10/14/29)(a)	EUR	500	311,323
Czech Gas Networks Investments Sarl, 0.45%, 09/08/29 (Call 06/08/29)(a)	EUR	200	126,219
Eurofins Scientific SE, 4.00%, 07/06/29 (Call 04/06/29)(a)	EUR	200	189,461
Logicor Financing Sarl
2.25%, 05/13/25 (Call 02/13/25)(a)	EUR	350	307,020
2.75%, 01/15/30 (Call 10/15/29)(a)	GBP	100	85,443
3.25%, 11/13/28 (Call 08/13/28)(a)	EUR	360	288,053
Prologis International Funding II SA
0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	300	234,873
3.13%, 06/01/31 (Call 03/01/31)(a)	EUR	300	259,567
Segro Capital Sarl, 0.50%, 09/22/31 (Call 06/22/31)(a)	EUR	300	192,928
SELP Finance Sarl
0.88%, 05/27/29 (Call 02/27/29)(a)	EUR	100	69,950
1.50%, 12/20/26 (Call 09/20/26)(a)	EUR	250	203,152

			3,964,289

Mexico — 0.0%
America Movil SAB de CV
2.13%, 03/10/28	EUR	300	272,923
4.95%, 07/22/33	GBP	200	214,708
5.00%, 10/27/26	GBP	200	223,289
5.75%, 06/28/30	GBP	270	309,398
Fomento Economico Mexicano SAB de CV, 0.50%, 05/28/28 (Call 02/28/28)	EUR	300	238,075

			1,258,393

88	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands — 1.0%
ABN AMRO Bank NV
0.38%, 01/14/35(a)	EUR	200	$141,492
0.40%, 09/17/41(a)	EUR	100	60,063
0.50%, 04/15/26(a)	EUR	200	181,022
0.60%, 01/15/27(a)	EUR	300	258,467
0.88%, 01/15/24(a)	EUR	500	480,976
0.88%, 01/14/26(a)	EUR	500	464,571
1.00%, 04/13/31(a)	EUR	800	670,555
1.00%, 06/02/33(a)	EUR	200	142,138
1.13%, 01/12/32(a)	EUR	200	166,666
1.13%, 04/23/39(a)	EUR	200	144,739
1.25%, 05/28/25(a)	EUR	400	372,566
1.25%, 01/10/33(a)	EUR	200	165,271
1.38%, 01/12/37(a)	EUR	500	390,067
1.45%, 04/12/38(a)	EUR	300	231,858
2.50%, 09/05/23(a)	EUR	200	197,751
3.00%, 06/01/32(a)	EUR	200	176,768
3.38%, 08/15/31(a)	CHF	200	220,566
Achmea Bank NV, 0.38%, 11/22/24(a)	EUR	300	281,853
Achmea BV, 1.50%, 05/26/27 (Call 02/26/27)(a)	EUR	334	300,669
Aegon Bank NV
0.25%, 05/25/55(a)	EUR	100	97,700
0.38%, 11/21/56(a)	EUR	200	187,783
Aegon NV, 6.13%, 12/15/31	GBP	50	60,244
Akzo Nobel NV
1.13%, 04/08/26 (Call 01/08/26)(a)	EUR	200	181,619
2.00%, 03/28/32 (Call 12/28/31)(a)	EUR	200	159,717
Alliander NV, 2.88%, 06/14/24	EUR	200	197,353
ASML Holding NV
0.63%, 05/07/29 (Call 02/07/29)(a)	EUR	340	284,391
1.38%, 07/07/26 (Call 04/07/26)(a)	EUR	300	280,041
ASR Nederland NV, 5.00%, (Call 09/30/24)(a)(b)(c)	EUR	230	222,033
BNG Bank NV
0.20%, 11/09/24(a)	EUR	450	423,166
0.25%, 06/07/24(a)	EUR	300	285,719
0.63%, 06/19/27(a)	EUR	250	224,338
0.75%, 01/11/28(a)	EUR	250	222,601
0.75%, 01/24/29(a)	EUR	390	339,187
0.88%, 10/17/35(a)	EUR	500	376,493
1.00%, 01/12/26(a)	EUR	200	187,485
1.38%, 10/21/30(a)	EUR	200	175,932
1.50%, 07/15/39(a)	EUR	284	220,362
2.25%, 07/17/23(a)	EUR	80	79,036
3.25%, 07/15/25(a)	AUD	200	124,242
3.30%, 07/17/28(a)	AUD	400	235,767
Cooperatieve Rabobank UA
0.25%, 05/31/24(a)	EUR	200	190,149
0.50%, 12/06/22(a)	EUR	200	197,510
0.63%, 04/26/26(a)	EUR	200	183,127
0.63%, 02/25/33(a)	EUR	300	206,839
0.75%, 08/29/23(a)	EUR	300	291,423
0.75%, 03/02/32(a)	EUR	600	481,179
0.75%, 06/21/39(a)	EUR	200	134,845
0.88%, 02/08/28(a)	EUR	600	533,655
0.88%, 02/01/29(a)	EUR	200	174,157
1.25%, 03/23/26(a)	EUR	570	531,498
1.38%, 02/03/27(a)	EUR	610	557,059
1.50%, 04/26/38(a)	EUR	300	233,690
3.88%, 07/25/23(a)	EUR	125	124,218
5.25%, 09/14/27(a)	GBP	200	214,734

Security		Par (000)	Value

Netherlands (continued)
5.38%, 08/03/60(a)	GBP	100	$134,318
CTP NV
0.88%, 01/20/26 (Call 10/20/25)(a)	EUR	300	235,920
1.25%, 06/21/29 (Call 03/21/29)(a)	EUR	200	118,438
de Volksbank NV
0.38%, 09/16/41(a)	EUR	200	118,513
1.00%, 03/08/28(a)	EUR	200	178,247
1.75%, 10/22/30 (Call 10/22/25)(a)(b)	EUR	100	88,002
2.38%, 05/04/27 (Call 05/04/26)(a)(b)	EUR	300	274,954
Enexis Holding NV
0.75%, 07/02/31 (Call 04/02/31)(a)	EUR	375	290,631
1.50%, 10/20/23 (Call 07/20/23)(a)	EUR	350	342,034
Euronext NV, 0.75%, 05/17/31 (Call 02/17/31)(a)	EUR	300	225,105
EXOR NV
0.88%, 01/19/31 (Call 10/19/30)(a)	EUR	200	147,670
1.75%, 01/18/28 (Call 10/18/27)(a)	EUR	200	178,855
Heineken NV
1.00%, 05/04/26 (Call 02/04/26)(a)	EUR	370	338,993
1.25%, 03/17/27 (Call 12/17/26)(a)	EUR	200	181,364
1.75%, 05/07/40 (Call 11/07/39)(a)	EUR	300	204,594
ING Bank NV
0.75%, 02/18/29(a)	EUR	400	345,255
0.88%, 04/11/28(a)	EUR	300	266,015
1.00%, 02/17/37(a)	EUR	300	221,304
1.88%, 05/22/23(a)	EUR	400	394,549
ING Groep NV
0.25%, 02/18/29 (Call 02/18/28)(a)(b)	EUR	400	312,983
0.25%, 02/01/30 (Call 02/01/29)(a)(b)	EUR	400	299,843
1.00%, 11/16/32 (Call 08/16/27)(a)(b)	EUR	400	319,394
1.13%, 02/14/25(a)	EUR	600	563,486
1.13%, 12/07/28 (Call 12/07/27)(a)(b)	GBP	300	266,356
1.25%, 02/16/27 (Call 02/16/26)(a)(b)	EUR	600	533,726
1.63%, 09/26/29 (Call 09/26/24)(a)(b)	EUR	600	551,390
2.00%, 09/20/28(a)	EUR	300	259,421
2.13%, 05/26/31 (Call 02/26/26)(a)(b)	EUR	100	89,106
2.50%, 11/15/30(a)	EUR	300	261,280
JDE Peet’s NV, 1.13%, 06/16/33 (Call 03/16/33)(a)	EUR	225	148,903
Koninklijke Ahold Delhaize NV, 0.25%, 06/26/25 (Call 03/26/25)(a)	EUR	352	322,080
Koninklijke DSM NV, 1.00%, 04/09/25 (Call 01/09/25)(a)	EUR	470	438,848
Koninklijke KPN NV
0.88%, 11/15/33 (Call 08/15/33)(a)	EUR	300	209,605
5.63%, 09/30/24(a)	EUR	150	153,648
5.75%, 09/17/29(a)	GBP	310	349,151
Koninklijke Philips NV
1.88%, 05/05/27 (Call 02/05/27)(a)	EUR	400	362,008
2.00%, 03/30/30 (Call 12/30/29)(a)	EUR	300	252,739
LeasePlan Corp. NV
0.13%, 09/13/23	EUR	100	95,690
1.38%, 03/07/24(a)	EUR	200	190,438
Louis Dreyfus Co. BV
1.63%, 04/28/28 (Call 01/28/28)(a)	EUR	100	81,725
2.38%, 11/27/25 (Call 08/27/25)(a)	EUR	100	93,407
Nationale-Nederlanden Bank NV Netherlands (The)
0.05%, 09/24/35(a)	EUR	300	197,248
0.63%, 09/11/55(a)	EUR	400	370,625
1.00%, 09/25/28(a)	EUR	200	176,270
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 0.13%, 06/01/23(a)	EUR	100	97,656

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
Nederlandse Gasunie NV, 1.38%, 10/16/28 (Call 07/16/28)(a)	EUR	300	$259,626
Nederlandse Waterschapsbank NV
0.13%, 01/17/24(a)	EUR	300	287,895
0.50%, 01/19/23(a)	EUR	100	98,601
0.50%, 04/29/30(a)	EUR	500	414,195
0.63%, 02/06/29(a)	EUR	200	172,181
1.00%, 09/03/25(a)	EUR	400	376,511
1.00%, 03/01/28(a)	EUR	600	538,766
1.25%, 06/07/32(a)	EUR	100	84,404
1.50%, 06/15/39(a)	EUR	200	155,973
1.63%, 01/29/48(a)	EUR	200	153,436
3.45%, 07/17/28(a)	AUD	300	178,349
NIBC Bank NV
0.13%, 04/21/31(a)	EUR	100	76,771
1.00%, 09/11/28(a)	EUR	200	175,742
1.13%, 04/19/23(a)	EUR	200	196,100
NN Group NV
4.63%, 04/08/44 (Call 04/08/24)(a)(b)	EUR	350	340,699
4.63%, 01/13/48 (Call 01/13/28)(a)(b)	EUR	300	272,354
5.25%, 03/01/43 (Call 08/30/32)(a)(b)	EUR	200	177,926
PostNL NV, 0.63%, 09/23/26 (Call 06/23/26)	EUR	100	88,142
Rentokil Initial Finance BV, 4.38%, 06/27/30 (Call 03/27/30)(a)	EUR	300	291,888
Royal Schiphol Group NV
1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	100	81,723
2.00%, 04/06/29 (Call 01/06/29)(a)	EUR	400	354,149
Shell International Finance BV
0.13%, 11/08/27(a)	EUR	100	84,883
0.88%, 08/21/28(a)	CHF	125	115,502
0.88%, 11/08/39(a)	EUR	300	181,034
1.25%, 05/12/28(a)	EUR	220	194,884
1.25%, 11/11/32(a)	EUR	300	238,953
1.88%, 09/15/25(a)	EUR	610	583,982
1.88%, 04/07/32(a)	EUR	210	180,061
Stedin Holding NV, 1.38%, 09/19/28 (Call 06/19/28)(a)	EUR	400	347,927
Stellantis NV
0.75%, 01/18/29 (Call 10/18/28)(a)	EUR	300	233,103
1.25%, 06/20/33 (Call 03/20/33)(a)	EUR	300	204,722
2.00%, 03/20/25 (Call 12/20/24)(a)	EUR	500	475,457
2.75%, 04/01/32 (Call 01/01/32)(a)	EUR	300	244,746
Technip Energies NV, 1.13%, 05/28/28 (Call 02/28/28)(a)	EUR	200	153,394
TenneT Holding BV
0.88%, 06/16/35 (Call 03/16/35)(a)	EUR	550	371,660
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	200	182,672
1.38%, 06/26/29 (Call 03/26/29)(a)	EUR	450	383,262
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	644	430,451
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	100	79,892
2.75%, 05/17/42 (Call 12/17/41)(a)	EUR	300	235,440
4.63%, 02/21/23(a)	EUR	200	198,856
Unilever Finance Netherlands BV, 1.75%, 03/25/30 (Call 12/25/29)(a)	EUR	320	286,169
Urenco Finance NV, 3.25%, 06/13/32 (Call 03/13/32)(a)	EUR	250	226,062
Van Lanschot Kempen Wealth Management NV, 0.88%, 02/15/59(a)	EUR	200	180,593
Vesteda Finance BV, 2.00%, 07/10/26 (Call 04/10/26)(a)	EUR	100	90,832

Security		Par (000)	Value

Netherlands (continued)
Viterra Finance BV, 1.00%, 09/24/28 (Call 06/24/28)(a)	EUR	300	$224,476
Wolters Kluwer NV
0.75%, 07/03/30 (Call 04/03/30)(a)	EUR	150	118,015
1.50%, 03/22/27 (Call 12/22/26)(a)	EUR	100	91,214
Wurth Finance International BV, 2.13%, 08/23/30 (Call 05/23/30)(a)	EUR	100	86,079

			36,148,889

New Zealand — 0.1%
ANZ New Zealand Int’l Ltd./London
0.13%, 09/22/23(a)	EUR	100	96,762
0.38%, 09/17/29(a)	EUR	100	76,509
0.50%, 01/17/24(a)	EUR	200	192,325
ASB Finance Ltd., 0.75%, 03/13/24(a)	EUR	300	285,740
ASB Finance Ltd./London, 0.63%, 10/18/24(a)	EUR	200	188,853
BNZ International Funding Ltd/London, 0.63%, 07/03/25(a)	EUR	200	185,522
Westpac Sec NZ/London Covered, 0.01%, 06/08/28(a)	EUR	200	165,251
Westpac Securities NZ Ltd./London
0.38%, 02/05/24(a)	CHF	150	147,605
0.43%, 12/14/26(a)	EUR	400	343,931
0.50%, 01/17/24(a)	EUR	200	192,452

			1,874,950

Norway — 0.3%
Avinor AS, 1.00%, 04/29/25 (Call 01/29/25)(a)	EUR	350	328,092
DNB Bank ASA
0.05%, 11/14/23(a)	EUR	555	530,691
1.13%, 03/01/23(a)	EUR	200	197,017
2.63%, 06/10/26 (Call 06/10/25)(a)(b)	GBP	300	321,922
DNB Boligkreditt AS
0.01%, 05/12/28(a)	EUR	300	251,043
0.25%, 04/18/23(a)	EUR	150	147,031
0.25%, 09/07/26(a)	EUR	400	356,991
0.38%, 11/14/23(a)	EUR	500	483,343
0.38%, 11/20/24(a)	EUR	100	94,058
0.63%, 01/14/26(a)	EUR	400	367,910
Eika Boligkreditt AS
0.01%, 03/12/27	EUR	200	173,971
0.38%, 04/20/23(a)	EUR	300	294,210
0.50%, 08/28/25(a)	EUR	200	184,959
Equinor ASA
0.75%, 05/22/26 (Call 03/22/26)(a)	EUR	450	411,119
1.38%, 05/22/32 (Call 02/22/32)(a)	EUR	200	164,336
1.63%, 11/09/36 (Call 08/09/36)(a)	EUR	200	152,022
4.25%, 04/10/41(a)	GBP	290	290,911
6.88%, 03/11/31(a)	GBP	100	128,653
Santander Consumer Bank AS, 0.13%, 02/25/25(a)	EUR	300	272,896
Sparebank 1 Boligkreditt, 0.05%, 11/03/28(a)	EUR	500	413,014
SpareBank 1 Boligkreditt AS
0.13%, 05/14/26(a)	EUR	200	179,245
0.13%, 11/05/29(a)	EUR	300	241,179
0.13%, 05/12/31(a)	EUR	450	345,026
0.25%, 08/30/26(a)	EUR	200	178,537
0.50%, 01/30/25(a)	EUR	200	187,635
1.75%, 12/18/23(a)	GBP	200	223,454
SpareBank 1 Oestlandet, 0.25%, 09/30/24(a)	EUR	250	231,937
SpareBank 1 SMN, 0.01%, 02/18/28(a)	EUR	100	80,365

90	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Norway (continued)
SpareBank 1 SR-Bank ASA, 0.38%, 07/15/27 (Call 07/15/26)(a)(b)	EUR	400	$343,393
Sparebanken Soer Boligkreditt AS, 0.50%, 02/06/26(a)	EUR	200	182,763
Sparebanken Vest Boligkreditt AS, 0.50%, 02/12/26(a)	EUR	400	365,664
SR-Boligkreditt AS
0.01%, 10/08/26	EUR	100	88,203
0.01%, 09/08/28(a)	EUR	350	290,027
0.75%, 10/17/25(a)	EUR	300	278,666
Statkraft AS
1.50%, 09/21/23 (Call 06/21/23)(a)	EUR	200	195,193
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	400	342,025
Storebrand Livsforsikring AS, 1.88%, 09/30/51 (Call 03/31/31)(a)(b)	EUR	100	68,787
Telenor ASA
0.25%, 02/14/28 (Call 11/14/27)(a)	EUR	450	374,768
0.88%, 02/14/35 (Call 11/14/34)(a)	EUR	496	344,356
2.63%, 12/06/24(a)	EUR	340	331,687

			10,437,099

Poland — 0.0%
mBank SA, 0.97%, 09/21/27 (Call 09/21/26)(a)(b)	EUR	100	74,518
PKO Bank Hipoteczny SA
0.63%, 01/24/23(a)	EUR	300	295,660
0.75%, 08/27/24(a)	EUR	100	95,016

			465,194

Portugal — 0.0%
Banco Santander Totta SA
0.88%, 04/25/24(a)	EUR	200	192,122
1.25%, 09/26/27(a)	EUR	300	272,579
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 0.13%, 11/14/24(a)	EUR	200	186,485
Cia. de Seguros Fidelidade SA, 4.25%, 09/04/31 (Call 09/04/26)(a)(b)	EUR	100	79,489
EDP Finance BV
0.38%, 09/16/26 (Call 06/16/26)(a)	EUR	500	438,298
1.13%, 02/12/24(a)	EUR	504	484,839
Ren Finance BV, 1.75%, 01/18/28 (Call 10/18/27)(a)	EUR	100	89,360

			1,743,172

Romania — 0.0%
Globalworth Real Estate Investments Ltd., 3.00%, 03/29/25(a)	EUR	500	428,332

Senegal — 0.3%
Asian Development Bank, 1.95%, 07/22/32	EUR	500	449,540
European Union
0.80%, 07/04/25(a)	EUR	1,800	1,704,120
1.63%, 12/04/29(a)	EUR	600	547,524
2.00%, 10/04/27(a)	EUR	4,000	3,829,705
2.50%, 11/04/27(a)	EUR	350	343,238
2.50%, 10/04/52(a)	EUR	1,000	867,150
2.63%, 02/04/48(a)	EUR	1,200	1,076,488
3.38%, 04/04/38(a)	EUR	300	304,364
3.38%, 11/04/42	EUR	750	749,466
Inter-American Development Bank, 0.50%, 09/15/26	GBP	300	300,247
International Bank for Reconstruction & Development, 0.00%, 01/15/27(d)	EUR	500	440,754

Security		Par (000)	Value

Senegal (continued)
International Development Association, 0.70%, 01/17/42(a)	EUR	50	$32,665

			10,645,261

Singapore — 0.0%
DBS Bank Ltd., 0.38%, 11/21/24(a)	EUR	400	375,448
Temasek Financial I Ltd., 0.50%, 11/20/31 (Call 08/20/31)(a)	EUR	450	341,237
United Overseas Bank Ltd.
0.01%, 12/01/27(a)	EUR	225	190,466
0.50%, 01/16/25(a)	EUR	230	215,455

			1,122,606

Slovakia — 0.0%
Vseobecna Uverova Banka AS
0.01%, 06/23/25(a)	EUR	100	91,112
0.25%, 03/26/24(a)	EUR	300	285,985

			377,097

South Korea — 0.0%
Kookmin Bank, 0.05%, 07/15/25(a)	EUR	100	91,160
Shinhan Bank Co. Ltd., 0.25%, 10/16/24(a)	EUR	100	93,100

			184,260

Spain — 0.8%
Abertis Infraestructuras SA
1.00%, 02/27/27(a)	EUR	200	171,426
1.63%, 07/15/29 (Call 04/15/29)(a)	EUR	300	242,282
2.25%, 03/29/29 (Call 12/29/28)(a)	EUR	200	170,426
2.38%, 09/27/27 (Call 06/27/27)(a)	EUR	100	90,162
3.00%, 03/27/31 (Call 12/27/30)(a)	EUR	200	171,523
Amadeus IT Group SA, 2.50%, 05/20/24 (Call 02/20/24)(a)	EUR	200	194,885
AYT Cedulas Cajas Global FTA, Series 10, 4.25%, 10/25/23	EUR	300	300,454
AyT Cedulas Cajas X Fondo de Titulizacion de Activos,
Series X, 3.75%, 06/30/25	EUR	600	602,603
Banco Bilbao Vizcaya Argentaria SA
0.38%, 11/15/26(a)	EUR	400	345,061
0.63%, 03/18/23	EUR	500	491,654
0.88%, 11/22/26(a)	EUR	400	363,502
0.88%, 01/14/29 (Call 01/14/28)(a)(b)	EUR	400	326,913
1.13%, 02/28/24(a)	EUR	500	480,502
1.75%, 11/26/25(a)	EUR	500	467,151
3.50%, 02/10/27(a)	EUR	500	474,839
Banco de Sabadell SA
0.13%, 10/20/23(a)	EUR	300	289,475
0.13%, 02/10/28(a)	EUR	100	84,221
0.63%, 11/07/25 (Call 11/07/24)(a)(b)	EUR	500	457,767
1.00%, 04/26/27(a)	EUR	300	269,976
Banco Santander SA
0.10%, 02/27/32	EUR	300	219,643
0.25%, 07/10/29(a)	EUR	200	161,897
0.30%, 10/04/26(a)	EUR	500	434,603
0.50%, 02/04/27(a)	EUR	500	420,723
0.50%, 03/24/27 (Call 03/24/26)(a)	EUR	500	433,708
0.63%, 06/24/29 (Call 06/24/28)(a)(b)	EUR	400	319,632
0.75%, 06/12/23(a)	CHF	200	198,394
0.88%, 05/09/31(a)	EUR	600	484,997
1.00%, 04/07/25(a)	EUR	400	377,377
1.13%, 11/27/24(a)	EUR	200	190,521
1.13%, 10/25/28(a)	EUR	300	264,797
1.38%, 07/31/24(a)	GBP	400	430,426

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
1.50%, 01/25/26(a)	EUR	400	$377,282
1.63%, 10/22/30(a)	EUR	300	224,983
2.00%, 11/27/34(a)	EUR	100	85,081
2.13%, 02/08/28(a)	EUR	300	259,359
2.50%, 03/18/25(a)	EUR	300	285,295
3.25%, 04/04/26(a)	EUR	300	284,408
4.75%, 08/30/28 (Call 08/30/27)(a)(b)	GBP	300	325,658
Bankinter SA
0.63%, 10/06/27(a)	EUR	200	163,099
1.00%, 02/05/25(a)	EUR	200	189,105
1.25%, 12/23/32 (Call 06/23/27)(a)(b)	EUR	100	76,031
CaixaBank SA
0.75%, 04/18/23(a)	EUR	400	392,422
0.75%, 07/09/26(a)	EUR	200	175,161
0.75%, 07/10/26 (Call 07/10/25)(a)(b)	EUR	100	90,537
0.75%, 05/26/28 (Call 05/26/27)(a)(b)	EUR	500	409,224
1.00%, 03/14/23(a)	EUR	200	196,978
1.00%, 06/25/24(a)	EUR	100	94,557
1.00%, 09/25/25(a)	EUR	200	186,376
1.00%, 01/17/28(a)	EUR	200	177,154
1.13%, 01/12/23(a)	EUR	100	98,655
1.13%, 03/27/26(a)	EUR	700	628,837
1.25%, 01/11/27(a)	EUR	400	366,364
1.25%, 06/18/31 (Call 03/18/26)(a)(b)	EUR	300	248,075
1.50%, 12/03/26 (Call 12/03/25)(a)(b)	GBP	200	196,499
2.63%, 03/21/24	EUR	200	197,093
4.00%, 02/03/25	EUR	300	302,944
4.13%, 03/24/36	EUR	300	312,754
Canal de Isabel II Gestion SA, 1.68%, 02/26/25(a)	EUR	200	188,200
Cedulas TDA 6 Fond de Titulizacion de Activos, 3.88%, 05/23/25	EUR	400	402,854
Criteria Caixa SA, 1.50%, 05/10/23(a)	EUR	300	294,548
Deutsche Bank SA Espanola, 1.13%, 01/20/23(a)	EUR	100	98,709
Enagas Financiaciones SA
0.75%, 10/27/26 (Call 07/27/26)(a)	EUR	100	88,281
1.38%, 05/05/28(a)	EUR	200	174,640
Enagas Financiaciones SAU, 1.00%, 03/25/23(a)	EUR	100	98,221
FCC Aqualia SA, 2.63%, 06/08/27 (Call 03/08/27)(a)	EUR	150	134,130
FCC Servicios Medio Ambiente Holding SA, 1.66%, 12/04/26(a)	EUR	100	88,532
Ferrovial Emisiones SA
1.38%, 03/31/25(a)	EUR	200	188,242
2.50%, 07/15/24(a)	EUR	100	97,490
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	200	193,363
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	500	472,522
1.38%, 03/11/32 (Call 12/11/31)(a)	EUR	200	164,239
1.58%, (a)(b)(c)	EUR	200	154,661
1.62%, 11/29/29(a)	EUR	200	178,079
7.38%, 01/29/24	GBP	200	235,062
Iberdrola International BV
1.13%, 01/27/23(a)	EUR	200	197,302
2.63%, (a)(b)(c)	EUR	200	189,845
3.25%, (Call 11/12/24)(a)(b)(c)	EUR	400	376,523
Series NC8, 2.25%, (Call 01/28/29)(a)(b)(c)	EUR	300	228,286
Series NC9, 1.83%, (Call 08/09/29)(a)(b)(c)	EUR	100	71,802
Inmobiliaria Colonial Socimi SA
1.35%, 10/14/28 (Call 07/14/28)(a)	EUR	100	80,358
2.00%, 04/17/26	EUR	300	273,385
Liberbank SA, 0.25%, 09/25/29(a)	EUR	300	240,874

Security		Par (000)	Value

Spain (continued)
Mapfre SA
1.63%, 05/19/26(a)	EUR	100	$91,120
4.38%, 03/31/47 (Call 03/31/27)(a)(b)	EUR	300	269,970
Merlin Properties Socimi SA
1.75%, 05/26/25 (Call 02/26/25)(a)	EUR	105	95,916
1.88%, 11/02/26 (Call 08/02/26)(a)	EUR	325	283,410
1.88%, 12/04/34 (Call 09/04/34)(a)	EUR	100	62,370
2.23%, 04/25/23 (Call 01/25/23)(a)	EUR	100	98,085
Naturgy Finance BV
1.25%, 04/19/26 (Call 01/19/26)(a)	EUR	500	450,069
1.50%, 01/29/28 (Call 10/29/27)(a)	EUR	300	261,346
NorteGas Energia Distribucion SAU, 2.07%, 09/28/27 (Call 06/28/27)(a)	EUR	100	88,115
Programa Cedulas TDA Fondo de Titulizacion de Activos
4.25%, 03/28/27	EUR	200	206,279
Series A6, 4.25%, 04/10/31	EUR	600	633,751
Red Electrica Corp SA, 0.88%, 04/14/25 (Call 01/14/25)(a)	EUR	300	280,608
Red Electrica Financiaciones SAU, 1.00%, 04/21/26(a)	EUR	200	184,263
Repsol International Finance BV
0.13%, 10/05/24 (Call 07/05/24)(a)	EUR	300	280,667
0.25%, 08/02/27 (Call 05/02/27)(a)	EUR	400	344,073
Santander Consumer Finance SA
0.38%, 06/27/24(a)	EUR	500	470,036
0.50%, 01/14/27(a)	EUR	400	344,278
Telefonica Emisiones SA
1.20%, 08/21/27 (Call 05/21/27)(a)	EUR	200	176,966
1.53%, 01/17/25(a)	EUR	200	191,633
1.79%, 03/12/29 (Call 12/12/28)(a)	EUR	200	176,310
1.81%, 05/21/32 (Call 11/21/31)(a)	EUR	400	323,031
1.96%, 07/01/39 (Call 01/01/39)(a)	EUR	125	86,102
2.32%, 10/17/28(a)	EUR	100	91,032
Telefonica Emisiones SAU
1.46%, 04/13/26(a)	EUR	300	277,910
1.72%, 01/12/28(a)	EUR	400	359,177
5.29%, 12/09/22(a)	GBP	300	344,202

			27,656,338

Supranational — 0.5%
African Development Bank SR
0.50%, 06/22/26	GBP	300	302,827
1.10%, 12/16/26	AUD	500	278,440
Asian Development Bank
0.10%, 06/17/31	EUR	670	519,955
0.80%, 11/06/25	AUD	500	289,048
2.65%, 01/11/23	AUD	500	319,470
Council of Europe
0.00%, 01/20/31(a)(d)	EUR	700	546,820
0.38%, 12/15/25(a)	GBP	300	308,817
Council of Europe Development Bank, 0.38%, 03/27/25(a)	EUR	300	280,525
European Financial Stability Facility
0.00%, 10/13/27(a)(d)	EUR	700	606,583
0.13%, 03/18/30(a)	EUR	400	325,201
0.50%, 07/11/25(a)	EUR	1,000	937,740
0.70%, 01/17/53(a)	EUR	400	216,577
2.38%, 06/21/32(a)	EUR	1,000	943,413

92	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
European Investment Bank
0.25%, 01/20/32(a)	EUR	500	$390,225
2.25%, 03/15/30(a)	EUR	2,000	1,906,848
European Union
0.00%, 07/06/26(a)(d)	EUR	2,000	1,797,824
0.00%, 10/04/28(a)(d)	EUR	1,800	1,516,327
0.00%, 04/22/31(a)(d)	EUR	900	699,239
0.40%, 02/04/37(a)	EUR	2,100	1,423,195
0.45%, 07/04/41(a)	EUR	1,960	1,173,455
1.25%, 02/04/43(a)	EUR	800	554,203
1.38%, 10/04/29(a)	EUR	569	513,708
Inter-American Development Bank, 1.25%, 12/15/23	GBP	200	223,211
International Bank for Reconstruction & Development
0.01%, 04/24/28	EUR	300	254,337
0.10%, 09/17/35	EUR	400	269,847
International Development Association
0.00%, 07/15/31(a)(d)	EUR	500	382,245
1.75%, 05/05/37(a)	EUR	530	440,534

			17,420,614

Sweden — 0.7%
Akelius Residential Property AB, 2.38%, 08/15/25(a)	GBP	100	102,448
Akelius Residential Property Financing BV
0.75%, 02/22/30 (Call 11/22/29)(a)	EUR	100	66,778
1.00%, 01/17/28 (Call 10/17/27)(a)	EUR	100	75,591
Alfa Laval Treasury Internationl Co., 1.38%, 02/18/29 (Call 11/18/28)(a)	EUR	200	167,176
Atlas Copco AB, 0.63%, 08/30/26 (Call 05/30/26)(a)	EUR	100	89,657
Balder Finland OYJ
1.00%, 01/20/29 (Call 10/20/28)(a)	EUR	100	59,338
2.00%, 01/18/31 (Call 10/18/30)(a)	EUR	300	168,362
Castellum Helsinki Finance Holding Abp, 0.88%, 09/17/29 (Call 06/17/29)(a)	EUR	300	175,522
EQT AB, 2.88%, 04/06/32 (Call 01/06/32)(a)	EUR	300	229,860
Essity AB, 0.25%, 02/08/31 (Call 11/08/30)(a)	EUR	300	216,566
Fastighets AB Balder
1.13%, 01/29/27 (Call 10/29/26)(a)	EUR	150	101,153
1.25%, 01/28/28 (Call 10/28/27)(a)	EUR	100	63,916
H&M Finance BV, 0.25%, 08/25/29 (Call 05/25/29)(a)	EUR	150	110,729
Heimstaden Bostad Treasury BV
1.00%, 04/13/28 (Call 01/13/28)(a)	EUR	400	287,632
1.38%, 03/03/27 (Call 12/03/26)	EUR	100	77,321
1.63%, 10/13/31 (Call 07/13/31)(a)	EUR	300	179,275
Hemso Treasury OYJ, 0.00%, 01/19/28 (Call 10/19/27)(a)(d)	EUR	117	86,455
Investor AB
1.50%, 09/12/30 (Call 06/12/30)(a)	EUR	200	169,983
1.50%, 06/20/39 (Call 03/20/39)(a)	EUR	200	136,523
Lansforsakringar Hypotek AB
0.01%, 09/27/28(a)	EUR	500	414,230
0.50%, 09/20/28(a)	SEK	6,000	449,375
0.63%, 03/27/25(a)	EUR	200	187,453
Series 516, 1.25%, 09/20/23(a)	SEK	2,500	223,406
Series 519, 1.50%, 09/16/26(a)	SEK	6,000	501,179
Molnlycke Holding AB, 1.75%, 02/28/24(a)	EUR	300	289,259
Nordea Hypotek AB
0.50%, 09/16/26(a)	SEK	4,000	321,367
1.00%, 09/17/25(a)	SEK	10,000	845,261

Security		Par (000)	Value

Sweden (continued)
Series 5533, 1.25%, 09/20/23(a)	SEK	8,000	$714,937
Series 5537, 1.00%, Series 5537, 06/16/27(a)	SEK	6,000	480,622
Sagax Euro Mtn NL BV, 0.75%, 01/26/28 (Call 10/26/27)(a)	EUR	300	204,713
Samhallsbyggnadsbolaget, 1.00%, 08/12/27 (Call 05/12/27)(a)	EUR	400	249,747
SBAB Bank AB, 0.50%, 05/13/25(a)	EUR	500	460,544
Skandinaviska Enskilda, 0.38%, 06/21/28(a)	EUR	400	322,177
Skandinaviska Enskilda Banken AB
0.38%, 02/09/26(a)	EUR	600	546,510
0.63%, 11/12/29(a)	EUR	400	310,227
1.00%, 12/19/29(a)	SEK	4,000	298,040
1.75%, 11/11/26(a)	EUR	400	369,854
Series 576, 1.00%, 12/20/23(a)	SEK	4,000	354,483
Series 579, 1.00%, 12/18/24(a)	SEK	8,000	690,766
Series 580, 1.00%, 12/17/25(a)	SEK	4,000	335,634
Series 581, 0.50%, Series 581, 12/16/26(a)	SEK	4,000	318,422
SKF AB, 0.25%, 02/15/31 (Call 11/15/30)(a)	EUR	100	72,155
Stadshypotek AB
0.01%, 11/24/28(a)	EUR	400	329,565
0.13%, 10/05/26(a)	EUR	200	177,251
0.38%, 12/06/24(a)	EUR	200	187,932
0.38%, 03/13/26(a)	EUR	600	545,591
0.50%, 07/11/25(a)	EUR	300	278,553
1.50%, 03/01/24(a)	SEK	16,000	1,422,251
Series 1587, 1.50%, 06/01/23(a)	SEK	5,000	450,377
Series 1589, 1.50%, 12/03/24(a)	SEK	6,000	524,171
Series 1590, 1.00%, 09/03/25(a)	SEK	2,000	169,246
Series 1591, 0.50%, 06/01/26(a)	SEK	10,000	811,914
Series 1592, 1.00%, 03/01/27(a)	SEK	10,000	807,919
Series 1594, 2.00%, 09/01/28(a)	SEK	4,000	328,794
Svenska Handelsbanken AB
0.05%, 09/06/28(a)	EUR	100	80,468
0.50%, 03/21/23(a)	EUR	700	687,458
1.00%, 04/15/25(a)	EUR	400	375,717
1.38%, 02/23/29(a)	EUR	300	250,062
1.63%, 03/05/29 (Call 03/05/24)(a)(b)	EUR	100	94,724
3.25%, 06/01/33 (Call 06/01/28)(a)(b)	EUR	100	91,152
Sveriges Sakerstallda Obligationer AB
0.38%, 06/05/29(a)	EUR	600	498,612
0.50%, 01/29/25(a)	EUR	200	187,653
0.88%, 03/29/27(a)	EUR	300	271,120
2.00%, 06/17/26(a)	SEK	5,000	427,997
Series 145, 1.00%, 06/12/24(a)	SEK	10,000	875,946
Series 148, 0.25%, 06/09/27(a)	SEK	8,000	618,578
Swedbank AB
0.30%, 05/20/27 (Call 05/20/26)(a)(b)	EUR	450	387,322
1.38%, 12/08/27 (Call 12/08/26)(a)(b)	GBP	100	95,609
2.10%, 05/25/27(a)	EUR	300	277,056
Swedbank Hypotek AB
0.45%, 08/23/23(a)	EUR	500	486,278
0.50%, 02/05/26(a)	EUR	300	274,399
1.00%, 06/18/25(a)	SEK	8,600	732,369
1.00%, 03/18/26(a)	SEK	4,000	332,866
1.00%, 03/17/27(a)	SEK	2,000	161,356
Series 194, 1.00%, 09/18/24(a)	SEK	7,000	608,598
Swedish Covered Bond, 0.75%, 06/09/32(a)	SEK	2,000	135,069
Tele2 AB, 2.13%, 05/15/28 (Call 02/15/28)(a)	EUR	125	112,963
Telefonaktiebolaget LM Ericsson, 1.13%, 02/08/27 (Call 11/08/26)(a)	EUR	300	245,944

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden (continued)
Telia Co. AB
2.13%, 02/20/34 (Call 11/20/33)(a)	EUR	400	$330,400
2.75%, 06/30/83 (Call 03/30/28)(a)(b)	EUR	200	170,090
Vattenfall AB
0.13%, 02/12/29 (Call 11/12/28)(a)	EUR	300	237,435
6.88%, 04/15/39(a)	GBP	210	274,233
Volvo Treasury AB
1.63%, 09/18/25 (Call 08/18/25)(a)	EUR	300	282,280
2.00%, 08/19/27 (Call 05/19/27)(a)	EUR	300	276,095

			27,438,059

Switzerland — 0.9%
ABB Finance BV, 0.75%, 05/16/24 (Call 02/16/24)(a)	EUR	300	285,455
Adecco International Financial Services BV
1.00%, 03/21/82 (Call 12/21/26)(a)(b)	EUR	300	209,122
1.25%, 11/20/29 (Call 08/20/29)(a)	EUR	125	101,931
Argentum Netherlands BV for Givaudan SA
1.13%, 09/17/25 (Call 06/17/25)(a)	EUR	300	278,085
2.00%, 09/17/30 (Call 06/17/30)(a)	EUR	200	174,517
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
2.75%, 02/19/49 (Call 02/19/29)(a)(b)	EUR	200	167,022
3.50%, 10/01/46 (Call 10/01/26)(a)(b)	EUR	200	184,658
Cloverie PLC for Zurich Insurance Co. Ltd., 1.50%, 12/15/28 (Call 09/15/28)(a)	EUR	100	86,799
Coca-Cola HBC Finance BV, 0.63%, 11/21/29 (Call 08/21/29)(a)	EUR	300	238,318
Credit Suisse Group AG
0.63%, 01/18/33(a)	EUR	300	177,144
0.65%, 01/14/28 (Call 01/14/27)(a)(b)	EUR	550	430,563
1.00%, 04/14/23(a)	CHF	200	195,478
1.00%, 06/24/27 (Call 06/24/26)(a)(b)	EUR	880	720,313
1.25%, 07/17/25 (Call 07/17/24)(a)(b)	EUR	583	531,982
2.13%, 11/15/29 (Call 11/15/28)(a)(b)	GBP	300	255,102
2.88%, 04/02/32 (Call 04/02/31)(a)(b)	EUR	200	153,319
Credit Suisse Schweiz AG, 0.00%, 10/31/30(a)(d)	CHF	460	364,325
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (Call 05/19/27)(a)(b)(c)	EUR	200	181,528
Firmenich Productions Participations SAS, 1.75%, 04/30/30 (Call 01/30/30)(a)	EUR	200	168,384
Glencore Capital Finance Designated Co., 1.13%, 03/10/28 (Call 12/10/27)(a)	EUR	400	321,778
Glencore Finance Europe Ltd.
1.75%, 03/17/25 (Call 12/17/24)(a)	EUR	560	522,406
1.88%, 09/13/23 (Call 06/13/23)(a)	EUR	364	354,352
Helvetia Europe SA, 2.75%, 09/30/41 (Call 06/30/31)(a)(b)	EUR	100	74,583
Holcim Finance Luxembourg SA
0.50%, 09/03/30 (Call 06/03/30)(a)	EUR	200	142,743
0.50%, 04/23/31 (Call 01/23/31)(a)	EUR	250	172,674
0.63%, 04/06/30 (Call 01/06/30)(a)	EUR	250	182,438
1.38%, 05/26/23 (Call 02/26/23)(a)	EUR	470	460,594
2.25%, 05/26/28 (Call 02/26/28)(a)	EUR	300	265,137
Holcim Ltd., 3.00%, 11/22/22(a)	CHF	100	99,898
Lunar Funding V for Swisscom AG, 1.13%, 10/12/26(a)	EUR	610	555,269
Nestle Finance International Ltd.
0.00%, 06/14/26 (Call 05/14/26)(a)(d)	EUR	150	133,990
0.00%, 03/03/33 (Call 12/03/32)(a)(d)	EUR	100	70,867
0.25%, 06/14/29 (Call 03/14/29)(a)	EUR	100	83,087

Security		Par (000)	Value

Switzerland (continued)
0.63%, 02/14/34 (Call 11/14/33)(a)	EUR	75	$55,801
0.75%, 05/16/23 (Call 02/16/23)(a)	EUR	302	296,347
0.88%, 06/14/41 (Call 12/14/40)(a)	EUR	175	113,555
1.13%, 04/01/26 (Call 02/01/26)(a)	EUR	798	749,981
1.50%, 04/01/30 (Call 01/01/30)(a)	EUR	350	309,372
1.50%, 03/29/35 (Call 12/29/34)(a)	EUR	150	121,592
1.75%, 11/02/37 (Call 08/02/37)(a)	EUR	300	240,157
Nestle Holdings Inc.
0.25%, 10/04/27(a)	CHF	900	832,906
2.50%, 04/04/32 (Call 01/04/32)(a)	GBP	300	283,864
Novartis Finance SA
0.63%, 09/20/28(a)	EUR	100	85,623
1.38%, 08/14/30 (Call 05/14/30)(a)	EUR	520	447,701
Pfandbriefbank schweizerischer Hypothekarinstitute AG
0.00%, 02/25/28(a)(d)	CHF	500	455,335
0.00%, 02/26/30(a)(d)	CHF	1,300	1,129,813
0.00%, 05/10/45(a)(d)	CHF	700	447,913
0.13%, 09/23/32(a)	CHF	200	165,347
0.25%, 10/06/42(a)	CHF	400	281,600
Series 640, 0.38%, 09/23/43(a)	CHF	200	143,556
Series 670, 0.00%, 07/29/24(a)(d)	CHF	500	488,481
Series 675, 0.00%, 06/15/27(a)(d)	CHF	2,400	2,218,924
Series 682, 0.00%, 04/06/27(a)(d)	CHF	1,000	928,297
Series 691, 0.25%, 03/15/41(a)	CHF	200	143,978
Series 695, 0.00%, 10/26/29(a)(d)	CHF	800	701,046
Series 696, 0.13%, 11/19/32(a)	CHF	500	412,024
Series 697, 0.00%, 05/20/41(a)(d)	CHF	1,000	677,905
Series 700, 0.13%, 03/19/31(a)	CHF	300	257,182
Pfandbriefzentrale der schweizerischen Kantonalbanken AG
0.00%, 03/13/28(a)(d)	CHF	300	272,938
Series 472, 0.00%, 07/25/23(a)(d)	CHF	400	396,481
Series 482, 0.00%, 06/14/24(a)(d)	CHF	1,600	1,566,174
Series 483, 0.00%, 01/27/27(a)(d)	CHF	2,500	2,331,577
Series 515, 0.10%, 12/03/31(a)	CHF	500	420,283
Series 519, 0.13%, 04/23/32(a)	CHF	400	334,057
Series 526, 0.00%, 07/19/30(a)(d)	CHF	1,000	861,297
Series 528, 0.00%, 03/15/30(a)(d)	CHF	1,200	1,041,538
Series 529, 0.00%, 02/05/29(a)(d)	CHF	500	445,708
Series 530, 0.00%, 03/18/33(a)(d)	CHF	900	725,456
Series 531, 0.00%, 02/15/36(a)(d)	CHF	700	525,040
Richemont International Holding SA
1.13%, 05/26/32 (Call 02/26/32)(a)	EUR	300	238,627
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	510	439,968
Roche Finance Europe BV, 0.50%, 02/27/23(a)	EUR	462	454,946
Roche Kapitalmarkt AG, Series 2024, 0.10%, 09/23/24 (Call 06/23/24)(a)	CHF	200	195,214
Sika Capital BV, 1.50%, 04/29/31 (Call 01/29/31)(a)	EUR	200	160,511
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50 (Call 04/30/30)(a)(b)	EUR	100	78,990
Swiss Re Finance UK PLC, 2.71%, 06/04/52 (Call 06/04/32)(a)(b)	EUR	100	73,548
Syngenta Finance NV, 3.38%, 04/16/26 (Call 01/16/26)(a)	EUR	200	180,219
UBS AG/London
0.01%, 03/31/26(a)	EUR	200	174,392
0.50%, 03/31/31(a)	EUR	300	224,295
UBS Group AG
0.25%, 01/29/26 (Call 01/29/25)(a)(b)	EUR	570	514,030

94	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland (continued)
0.25%, 11/03/26 (Call 11/03/25)(a)(b)	EUR	300	$262,134
0.25%, 11/05/28 (Call 11/05/27)(a)(b)	EUR	400	319,446
0.63%, 02/24/33(a)	EUR	200	136,928
2.75%, 06/15/27 (Call 06/15/26)(a)(b)	EUR	400	373,163
Zuercher Kantonalbank
0.00%, 05/15/26(a)(d)	EUR	100	88,961
0.05%, 02/05/31(a)	CHF	500	422,849
Zurich Finance Ireland DAC, 5.13%, 11/23/52 (Call 08/23/32)(a)(b)	GBP	100	101,558
Zurich Finance Ireland Designated Activity Co., 1.63%, 06/17/39 (Call 03/17/39)(a)	EUR	300	201,529

			33,894,018

United Arab Emirates — 0.0%
DP World Ltd./United Arab Emirates, 4.25%, 09/25/30(a)	GBP	350	369,205
Emirates Telecommunications Group Co. PJSC, 2.75%, 06/18/26(a)	EUR	500	478,303
First Abu Dhabi Bank PJSC
0.13%, 02/16/26(a)	EUR	250	217,057
1.38%, 02/19/23(a)	GBP	200	226,876
MDGH-GMTN BV, 6.88%, 03/14/26(a)	GBP	100	116,578

			1,408,019

United Kingdom — 1.9%
3i Group PLC, 3.75%, 06/05/40 (Call 03/05/40)(a)	GBP	200	161,414
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP	100	95,291
Affordable Housing Finance PLC
2.89%, 08/11/45(a)	GBP	100	89,235
3.80%, 05/20/44(a)	GBP	100	103,108
Amcor UK Finance PLC, 1.13%, 06/23/27 (Call 04/23/27)	EUR	200	169,469
Anglian Water Osprey Financing PLC, 4.00%, 03/08/26 (Call 12/08/25)(a)	GBP	100	102,837
Anglian Water Services Financing PLC
2.75%, 10/26/29 (Call 07/26/29)(a)	GBP	200	194,685
4.50%, 02/22/26(a)	GBP	200	224,137
Anglo American Capital PLC, 1.63%, 09/18/25(a)	EUR	300	277,216
Annington Funding PLC
2.65%, 07/12/25 (Call 06/12/25)(a)	GBP	100	104,047
3.18%, 07/12/29 (Call 04/12/29)(a)	GBP	240	222,327
3.69%, 07/12/34 (Call 04/12/34)(a)	GBP	300	265,568
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP	123	132,629
Associated British Foods, 2.50%, 06/16/34 (Call 03/16/34)(a)	GBP	200	174,426
Aster Treasury PLC, 4.50%, 12/18/43(a)	GBP	100	102,457
AstraZeneca PLC, 0.38%, 06/03/29 (Call 03/03/29)(a)	EUR	300	245,318
Aviva PLC
1.88%, 11/13/27(a)	EUR	266	240,643
3.88%, 07/03/44 (Call 07/03/24)(a)(b)	EUR	200	192,817
5.13%, 06/04/50 (Call 06/04/30)(a)(b)	GBP	200	197,711
6.88%, 05/20/58 (Call 05/20/38)(a)(b)	GBP	100	111,441
Babcock International Group PLC, 1.38%, 09/13/27 (Call 06/13/27)(a)	EUR	225	181,396
Bank of America Corp., 2.82%, 04/27/33 (Call 04/27/32)(a)(b)	EUR	200	170,568
Bank of Scotland PLC, 4.88%, 12/20/24	GBP	125	144,510

Security		Par (000)	Value

United Kingdom (continued)
Barclays PLC
0.58%, 08/09/29 (Call 08/09/28)(a)(b)	EUR	400	$304,986
0.75%, 06/09/25 (Call 06/09/24)(a)(b)	EUR	885	819,720
1.13%, 03/22/31 (Call 03/22/26)(a)(b)	EUR	300	249,095
2.17%, 06/23/27 (Call 06/23/26)(a)(b)	CAD	200	127,133
3.13%, 01/17/24(a)	GBP	200	223,254
3.25%, 02/12/27(a)	GBP	200	201,527
3.25%, 01/17/33	GBP	300	262,217
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)(a)	EUR	200	192,400
2.25%, 01/16/30 (Call 10/16/29)(a)	EUR	326	249,907
2.38%, 01/19/23(a)	EUR	102	100,761
4.00%, 11/23/55 (Call 08/23/55)(a)	GBP	100	66,053
6.00%, 11/24/34(a)	GBP	200	198,036
7.25%, 03/12/24	GBP	300	348,444
BAT Netherlands Finance BV, 3.13%, 04/07/28 (Call 01/07/28)(a)	EUR	200	175,997
BG Energy Capital PLC
5.00%, 11/04/36(a)	GBP	100	105,307
5.13%, 12/01/25(a)	GBP	200	227,828
Blend Funding PLC, Series ETMN, 3.46%, 09/21/49(a)	GBP	100	85,673
BP Capital Markets PLC
1.08%, 06/26/25 (Call 03/26/25)(a)	EUR	253	235,926
1.10%, 11/15/34(a)	EUR	300	210,936
1.23%, 05/08/31(a)	EUR	600	476,305
1.57%, 02/16/27(a)	EUR	150	136,153
1.59%, 07/03/28(a)	EUR	200	175,485
1.95%, 03/03/25(a)	EUR	250	239,636
2.82%, 04/07/32(a)	EUR	190	170,129
3.25%, (Call 03/22/26)(a)(b)(c)	EUR	600	545,852
3.63%, (Call 03/22/29)(a)(b)(c)	EUR	150	127,478
4.25%, (Call 03/22/27)(a)(b)(c)	GBP	300	299,624
Series MPLE, 3.47%, 05/15/25(a)	CAD	300	212,807
Brambles Finance PLC, 1.50%, 10/04/27 (Call 07/04/27)(a)	EUR	100	89,613
British Telecommunications PLC
1.75%, 03/10/26(a)	EUR	490	453,604
2.13%, 09/26/28 (Call 06/26/28)(a)	EUR	200	177,644
3.13%, 11/21/31 (Call 08/21/31)(a)	GBP	300	278,098
3.38%, 08/30/32 (Call 05/30/32)(a)	EUR	300	270,465
6.38%, 06/23/37(a)	GBP	100	112,868
Broadgate Financing PLC, Series C2, 5.10%, 04/05/35(a)	GBP	111	115,968
Bunzl Finance PLC, 1.50%, 10/30/30 (Call 07/30/30)(a)	GBP	150	123,736
BUPA Finance PLC
2.00%, 04/05/24(a)	GBP	200	219,557
4.13%, 06/14/35 (Call 03/14/35)(a)	GBP	100	84,680
Cadent Finance PLC
2.13%, 09/22/28(a)	GBP	250	233,291
3.13%, 03/21/40(a)	GBP	300	236,496
Cardiff University, 3.00%, 12/07/55(a)	GBP	100	83,510
Catalyst Housing Ltd., 3.13%, 10/31/47(a)	GBP	100	78,443
CCEP Finance Ireland DAC
0.50%, 09/06/29 (Call 06/06/29)(a)	EUR	325	259,826
0.88%, 05/06/33 (Call 02/06/33)(a)	EUR	200	143,798
1.50%, 05/06/41 (Call 11/06/40)(a)	EUR	100	63,282
Centrica PLC, 7.00%, 09/19/33(a)	GBP	200	240,206

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Channel Link Enterprises Finance PLC, Series A5, 3.04%, 06/30/50 (Call 06/20/29)(a)(b)	GBP	150	$142,285
Church Commissioners for England, 3.63%, 07/14/52 (Call 01/14/52)(a)	GBP	100	95,040
Circle Anglia Social Housing PLC, 7.25%, 11/12/38(a)	GBP	50	66,432
Citizen Treasury PLC, 3.25%, 10/20/48(a)	GBP	100	83,102
CK Hutchison Europe Finance 21 Ltd., 1.00%, 11/02/33 (Call 08/02/33)(a)	EUR	100	66,983
Clarion Funding PLC
1.88%, 01/22/35(a)	GBP	400	309,351
2.63%, 01/18/29(a)	GBP	100	98,056
Clydesdale Bank PLC, 0.01%, 09/22/26(a)	EUR	400	349,848
CNH Industrial Finance Europe SA
1.75%, 09/12/25 (Call 06/12/25)(a)	EUR	100	93,670
1.75%, 03/25/27 (Call 12/25/26)(a)	EUR	200	181,346
Coca-Cola Europacific Partners PLC, 0.20%, 12/02/28 (Call 09/02/28)(a)	EUR	300	239,988
Coca-Cola European Partners PLC
1.13%, 05/26/24 (Call 02/26/24)(a)	EUR	497	475,914
1.88%, 03/18/30 (Call 12/18/29)(a)	EUR	200	172,687
Compass Group Finance Netherlands BV, 0.63%, 07/03/24 (Call 04/03/24)(a)	EUR	275	260,920
CPUK Finance Ltd., 3.69%, 02/28/47 (Call 05/28/28)(a)	GBP	100	97,893
Crh Finance UK PLC, 4.13%, 12/02/29 (Call 09/02/29)(a)	GBP	200	202,497
Diageo Capital BV Co., 1.88%, 06/08/34 (Call 03/08/34)(a)	EUR	300	245,956
Diageo Finance PLC
2.38%, 05/20/26 (Call 02/20/26)(a)	EUR	400	381,010
2.38%, 06/08/28 (Call 03/08/28)(a)	GBP	200	200,045
2.50%, 03/27/32 (Call 12/27/31)(a)	EUR	300	271,441
2.75%, 06/08/38 (Call 03/08/38)(a)	GBP	200	172,107
DS Smith PLC, Series EMT7, 1.38%, 07/26/24 (Call 04/26/24)(a)	EUR	350	329,122
DWR Cymru Financing UK PLC, 1.38%, 03/31/33(a)	GBP	200	159,953
Eastern Power Networks PLC, 5.75%, 03/08/24(a)	GBP	50	57,753
easyJet FinCo. BV, 1.88%, 03/03/28 (Call 12/03/27)(a)	EUR	350	275,565
easyJet PLC, 1.13%, 10/18/23 (Call 07/18/23)(a)	EUR	200	192,128
Eversholt Funding PLC
2.74%, 06/30/40(a)	GBP	184	164,957
3.53%, 08/07/42(a)	GBP	200	161,635
Experian Finance PLC
1.38%, 06/25/26 (Call 03/25/26)(a)	EUR	200	184,052
3.25%, 04/07/32(a)	GBP	100	98,730
Gatwick Funding Ltd.
2.50%, 04/15/32(a)	GBP	200	177,171
2.88%, 07/05/51(a)	GBP	200	132,292
3.13%, 09/28/41(a)	GBP	100	75,097
6.13%, 03/02/28(a)	GBP	100	113,964
GlaxoSmithKline Capital PLC
1.00%, 09/12/26(a)	EUR	400	362,336
1.63%, 05/12/35(a)	GBP	200	160,302
3.38%, 12/20/27(a)	GBP	200	211,747
4.00%, 06/16/25	EUR	306	309,986
5.25%, 12/19/33	GBP	225	266,713
6.38%, 03/09/39	GBP	250	327,406

Security		Par (000)	Value

United Kingdom (continued)
Global Switch Holdings Ltd., 2.25%, 05/31/27 (Call 02/28/27)(a)	EUR	210	$186,885
Grainger PLC, 3.00%, 07/03/30 (Call 04/03/30)(a)	GBP	200	168,793
Great Rolling Stock Co. Ltd. (The), 6.88%, 07/27/35(a)	GBP	59	69,824
Greene King Finance PLC, 3.59%, 03/15/35(a)	GBP	140	132,232
GSK Consumer Healthcare Capital NL BV
1.25%, 03/29/26 (Call 12/29/25)(a)	EUR	300	273,350
1.75%, 03/29/30 (Call 12/29/29)(a)	EUR	300	254,373
2.13%, 03/29/34 (Call 12/29/33)(a)	EUR	200	157,756
GSK Consumer Healthcare Capital UK PLC
2.88%, 10/29/28 (Call 07/29/28)(a)	GBP	100	99,421
3.38%, 03/29/38 (Call 12/29/37)(a)	GBP	100	87,367
Guinness Partnership Ltd. (The), 2.00%, 04/22/55(a)	GBP	200	118,451
Hammerson Ireland Finance DAC, 1.75%, 06/03/27 (Call 03/03/27)(a)	EUR	200	141,116
Hammerson PLC, 7.25%, 04/21/28(a)	GBP	25	24,831
Heathrow Funding Ltd.
1.13%, 10/08/32 (Call 07/08/30)(a)	EUR	300	225,185
1.50%, 02/11/30 (Call 02/11/23)(a)	EUR	436	347,631
1.88%, 03/14/36(a)	EUR	100	68,120
2.75%, 08/09/51(a)	GBP	200	133,093
3.73%, 04/13/35 (Call 01/13/33)(a)	CAD	200	121,439
5.23%, 02/15/23(a)	GBP	310	355,181
6.45%, 12/10/31(a)	GBP	450	520,307
Series MPLE, 3.78%, 09/04/32 (Call 06/04/30)(a)	CAD	200	129,263
Hexagon Housing Association, 3.63%, 04/22/48(a)	GBP	100	84,082
Hiscox Ltd., 6.13%, 11/24/45 (Call 11/24/25)(a)(b)	GBP	100	106,504
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (Call 11/05/31)(a)(b)(c)	GBP	300	359,621
HSBC Bank PLC
5.38%, 08/22/33(a)	GBP	200	209,034
6.50%, 07/07/23(a)	GBP	50	57,893
HSBC Holdings PLC
0.77%, 11/13/31 (Call 11/13/30)(a)(b)	EUR	300	216,415
0.88%, 09/06/24(a)	EUR	337	316,994
1.50%, 12/04/24 (Call 12/04/23)(a)(b)	EUR	600	577,581
2.26%, 11/13/26 (Call 11/13/25)(a)(b)	GBP	440	450,328
3.00%, 07/22/28 (Call 07/22/27)(b)	GBP	220	214,419
3.02%, 06/15/27 (Call 06/15/26)(a)(b)	EUR	500	464,403
3.13%, 06/07/28	EUR	350	317,459
3.20%, 12/05/23(a)	CAD	200	143,179
6.00%, 03/29/40(a)	GBP	200	202,644
6.50%, 05/20/24(a)	GBP	50	58,207
6.75%, 09/11/28(a)	GBP	200	225,534
IG Group Holdings PLC, 3.13%, 11/18/28 (Call 08/18/28)(a)	GBP	100	85,802
Imperial Brands Finance Netherlands BV, 1.75%, 03/18/33 (Call 12/18/32)(a)	EUR	100	64,644
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)(a)	EUR	418	385,486
4.88%, 06/07/32 (Call 03/09/32)(a)	GBP	100	93,516
8.13%, 03/15/24(a)	GBP	150	176,463
Informa PLC, 1.50%, 07/05/23 (Call 06/05/23)(a)	EUR	178	173,870
InterContinental Hotels Group PLC
2.13%, 05/15/27 (Call 02/14/27)(a)	EUR	200	176,829
3.75%, 08/14/25 (Call 05/14/25)(a)	GBP	200	214,791
Intermediate Capital Group PLC, 2.50%, 01/28/30 (Call 10/28/29)(a)	EUR	300	214,755

96	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
ITV PLC, 1.38%, 09/26/26 (Call 06/26/26)(a)	EUR	100	$85,593
Kennedy Wilson Europe Real Estate Ltd., 3.25%, 11/12/25 (Call 08/12/25)(a)	EUR	100	73,275
Land Securities Capital Markets PLC
2.38%, 03/29/29(a)	GBP	100	101,812
2.63%, 09/22/39(a)	GBP	340	286,141
Legal & General Group PLC
3.75%, 11/26/49 (Call 11/26/29)(a)(b)	GBP	200	182,880
5.13%, 11/14/48 (Call 11/14/28)(a)(b)	GBP	200	204,676
5.38%, 10/27/45 (Call 10/27/25)(a)(b)	GBP	100	110,112
5.50%, 06/27/64 (Call 06/27/44)(a)(b)	GBP	100	95,700
Lendlease Europe Finance PLC, 3.50%, 12/02/33 (Call 09/02/33)(a)	GBP	100	72,730
Libra Longhurst Group Treasury No. 2 PLC, 3.25%, 05/15/43(a)	GBP	100	82,997
Linde PLC
0.38%, 09/30/33 (Call 06/30/33)(a)	EUR	200	137,977
1.00%, 09/30/51 (Call 03/30/51)(a)	EUR	100	50,266
1.38%, 03/31/31 (Call 12/31/30)(a)	EUR	300	248,173
Lloyds Bank Corporate Markets PLC
0.38%, 01/28/25(a)	EUR	450	411,968
1.75%, 07/11/24(a)	GBP	220	238,601
2.38%, 04/09/26(a)	EUR	400	375,298
Lloyds Bank PLC
0.13%, 06/18/26(a)	EUR	200	178,185
0.63%, 03/26/25(a)	EUR	300	280,433
5.13%, 03/07/25(a)	GBP	200	231,500
6.00%, 02/08/29(a)	GBP	300	364,772
7.50%, 04/15/24(a)	GBP	130	154,265
7.63%, 04/22/25(a)	GBP	100	118,938
9.63%, 04/06/23(a)	GBP	140	163,259
Lloyds Banking Group PLC
2.00%, 04/12/28 (Call 04/12/27)(a)(b)	GBP	300	284,108
2.71%, 12/03/35 (Call 12/03/30)(a)(b)	GBP	250	205,753
3.13%, 08/24/30	EUR	300	266,045
4.00%, 03/07/25	AUD	250	153,654
4.50%, 03/18/30 (Call 03/18/25)(a)(b)	EUR	400	378,460
Logicor UK PLC, 1.88%, 11/17/26(a)	GBP	200	197,309
London & Quadrant Housing Trust
2.00%, 03/31/32 (Call 12/31/31)(a)	GBP	100	86,012
2.63%, 02/28/28 (Call 11/28/27)(a)	GBP	200	199,539
3.13%, 02/28/53 (Call 11/28/52)(a)	GBP	200	150,091
London & Quadrant Housing Trust Ltd., 5.50%, 01/27/40(a)	GBP	50	55,763
London Stock Exchange Group PLC
1.75%, 12/06/27 (Call 09/06/27)(a)	EUR	250	223,443
1.75%, 09/19/29 (Call 06/19/29)(a)	EUR	150	127,023
M&G PLC
5.56%, 07/20/55 (Call 07/20/35)(a)(b)	GBP	200	186,949
5.63%, 10/20/51 (Call 10/20/31)(a)(b)	GBP	235	232,781
Manchester Airport Group Funding PLC
2.88%, 09/30/44(a)	GBP	100	70,519
4.13%, 04/02/24(a)	GBP	300	337,193
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP	100	76,732
Metropolitan Funding PLC, 4.13%, 04/05/48(a)	GBP	100	91,032
Mondi Finance PLC, 1.63%, 04/27/26 (Call 01/27/26)(a)	EUR	300	271,008
Motability Operations Group PLC
0.38%, 01/03/26(a)	EUR	200	178,140
2.13%, 01/18/42 (Call 10/18/41)(a)	GBP	350	263,578

Security		Par (000)	Value

United Kingdom (continued)
2.38%, 03/14/32(a)	GBP	200	$186,529
3.63%, 03/10/36(a)	GBP	230	228,525
4.38%, 02/08/27(a)	GBP	100	111,840
National Grid Electricity Distribution South West PLC, 2.38%, 05/16/29(a)	GBP	100	93,040
National Grid Electricity Distribution West Midlands PLC
3.88%, 10/17/24 (Call 07/17/24)(a)	GBP	270	300,523
5.75%, 04/16/32(a)	GBP	100	114,441
National Grid Electricity Transmission PLC, 2.00%, 04/17/40(a)	GBP	200	133,932
National Grid Gas PLC
1.38%, 02/07/31 (Call 11/07/30)(a)	GBP	350	284,843
1.63%, 01/14/43 (Call 10/14/42)(a)	GBP	200	113,932
National Grid PLC, 0.75%, 09/01/33 (Call 06/01/33)(a)	EUR	300	200,826
National Westminster Bank PLC, 0.50%, 05/15/24(a)	EUR	350	333,947
Nationwide Building Society
0.25%, 07/22/25(a)	EUR	300	270,634
0.25%, 09/14/28(a)	EUR	300	235,775
0.50%, 02/23/24(a)	EUR	100	96,039
0.63%, 03/25/27(a)	EUR	150	133,516
1.38%, 06/29/32(a)	EUR	500	417,926
2.00%, 07/25/29 (Call 07/25/24)(a)(b)	EUR	350	323,560
2.25%, 06/25/29(a)	EUR	300	281,109
3.25%, 01/20/28(a)	GBP	100	102,179
Natwest Group PLC
0.75%, 11/15/25 (Call 11/15/24)(a)(b)	EUR	400	367,676
2.11%, 11/28/31(a)(b)	GBP	200	185,928
2.50%, 03/22/23(a)	EUR	310	306,204
3.62%, 08/14/30 (Call 05/14/25)(a)(b)	GBP	100	104,261
NatWest Group PLC
0.78%, 02/26/30 (Call 02/26/29)(a)(b)	EUR	400	301,756
1.04%, 09/14/32 (Call 06/14/27)(a)(b)	EUR	300	232,964
3.62%, 03/29/29 (Call 03/29/28)(a)(b)	GBP	300	292,093
NatWest Market PLC, 0.13%, 11/12/25(a)	EUR	500	438,605
NatWest Markets PLC, 0.13%, 06/18/26(a)	EUR	200	170,287
Network Rail Infrastructure Finance PLC
4.75%, 01/22/24(a)	GBP	150	173,793
4.75%, 11/29/35	GBP	250	297,411
NewRiver REIT PLC, 3.50%, 03/07/28 (Call 12/07/27)(a)	GBP	100	89,137
Next Group PLC, 3.00%, 08/26/25 (Call 05/26/25)(a)	GBP	330	346,340
NIE Finance PLC, 2.50%, 10/27/25 (Call 07/27/25)(a)	GBP	300	318,402
Northern Powergrid Northeast PLC, 1.88%, 06/16/62(a)	GBP	200	117,657
Northumbrian Water Finance PLC
1.63%, 10/11/26(a)	GBP	410	406,087
2.38%, 10/05/27 (Call 07/05/27)(a)	GBP	100	98,215
Notting Hill Genesis
2.00%, 06/03/36(a)	GBP	100	75,576
3.75%, 12/20/32(a)	GBP	100	100,280
5.25%, 07/07/42(a)	GBP	150	163,847
Optivo Finance PLC, 3.28%, 03/22/48(a)	GBP	150	121,228
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP	100	83,804
Paragon Treasury PLC, 2.00%, 05/07/36(a)	GBP	100	77,555

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Peabody Capital No. 2 PLC
2.75%, 03/02/34(a)	GBP	100	$88,684
3.25%, 09/14/48(a)	GBP	200	158,054
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP	200	195,442
Phoenix Group Holdings PLC
5.63%, 04/28/31 (Call 01/28/31)(a)	GBP	100	95,983
5.87%, 06/13/29(a)	GBP	100	101,649
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP	200	204,915
Places For People Treasury PLC, 2.50%, 01/26/36 (Call 10/26/35)(a)	GBP	100	79,282
Platform HG Financing PLC, 1.93%, 09/15/41(a)	GBP	150	104,401
Prs Finance PLC, 2.00%, 01/23/29(a)	GBP	200	198,100
Prudential PLC, 6.13%, 12/19/31(a)	GBP	200	216,094
Reckitt Benckiser Treasury Services Nederland BV, 0.75%, 05/19/30 (Call 02/19/30)(a)	EUR	200	162,227
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/32(a)	GBP	200	174,336
RELX Capital Inc., 1.30%, 05/12/25 (Call 02/12/25)	EUR	350	328,237
RELX Finance BV, 0.00%, 03/18/24 (Call 02/18/24)(a)(d)	EUR	300	283,104
Rentokil Initial PLC, 0.88%, 05/30/26 (Call 02/28/26)(a)	EUR	100	88,938
RL Finance Bonds No. 2 PLC, 6.13%, 11/30/43 (Call 11/30/23)(a)(b)	GBP	100	113,920
RL Finance Bonds No. 4 PLC, 4.88%, 10/07/49 (Call 04/07/39)(a)(b)	GBP	200	164,543
Rothesay Life PLC, 3.38%, 07/12/26(a)	GBP	200	200,525
Royal Mail PLC, 2.38%, 07/29/24 (Call 04/29/24)(a)	EUR	250	238,801
Sage Group PLC (The), 2.88%, 02/08/34 (Call 11/08/33)(a)	GBP	200	173,291
Sanctuary Capital PLC
2.38%, 04/14/50(a)	GBP	100	66,311
6.70%, 03/23/39	GBP	50	63,913
Santander UK Group Holdings PLC
0.60%, 09/13/29 (Call 09/13/28)(a)(b)	EUR	300	227,257
2.92%, 05/08/26 (Call 05/08/25)(a)(b)	GBP	400	420,366
3.53%, 08/25/28 (Call 08/25/27)(a)(b)	EUR	200	183,820
Santander UK PLC
0.05%, 01/12/27(a)	EUR	100	87,139
0.10%, 05/12/24	EUR	200	189,693
1.13%, 03/12/27(a)	EUR	400	363,731
1.25%, 09/18/24(a)	EUR	240	229,896
5.25%, 02/16/29(a)	GBP	150	175,502
Scottish Hydro Electric Transmission PLC, 2.13%, 03/24/36 (Call 12/24/35)(a)	GBP	200	152,648
Scottish Widows Ltd., 5.50%, 06/16/23(a)	GBP	310	355,551
Segro PLC, 2.38%, 10/11/29(a)	GBP	100	93,552
Severn Trent Utilities Finance PLC
2.00%, 06/02/40(a)	GBP	200	141,371
2.75%, 12/05/31(a)	GBP	100	93,421
3.63%, 01/16/26(a)	GBP	100	108,988
Skipton Building Society Covered, 0.50%, 10/02/23(a)	EUR	200	193,881
Sky Ltd.
2.25%, 11/17/25(a)	EUR	400	382,603
6.00%, 05/21/27	GBP	200	236,222
Smiths Group PLC, 2.00%, 02/23/27 (Call 11/23/26)(a)	EUR	100	85,926
South Eastern Power Networks PLC, 5.63%, 09/30/30(a)	GBP	300	345,038

Security		Par (000)	Value

United Kingdom (continued)
Southern Electric Power Distribution PLC, 5.50%, 06/07/32(a)	GBP	150	$171,387
Southern Gas Networks PLC, 3.10%, 09/15/36 (Call 06/15/36)(a)	GBP	400	334,989
Southern Housing Group Ltd., 2.38%, 10/08/36(a)	GBP	100	79,737
Southern Water Services Finance Ltd.
3.00%, 05/28/37(a)	GBP	200	160,518
5.13%, 09/30/56	GBP	50	54,611
6.19%, 03/31/29(a)	GBP	25	29,407
Series A4, 6.64%, 03/31/26(a)	GBP	240	283,481
Sovereign Housing Capital PLC, 2.38%, 11/04/48(a)	GBP	100	69,407
SP Transmission PLC, 2.00%, 11/13/31 (Call 08/13/31)(a)	GBP	223	196,336
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	530	486,815
4.00%, (Call 01/21/28)(a)(b)(c)	EUR	200	175,563
8.38%, 11/20/28(a)	GBP	180	231,996
Stagecoach Group PLC, 4.00%, 09/29/25 (Call 06/29/25)(a)	GBP	100	106,578
Standard Chartered PLC
1.20%, 09/23/31 (Call 09/23/26)(a)(b)	EUR	300	241,728
1.63%, 10/03/27 (Call 10/03/26)(a)(b)	EUR	150	131,370
4.38%, 01/18/38(a)	GBP	100	102,245
Stellantis NV, 3.75%, 03/29/24(a)	EUR	100	98,992
Student Finance PLC, 2.67%, 09/30/29(a)	GBP	100	107,531
Telereal Securitisation PLC
1.96%, 12/10/33 (Call 12/10/25)(a)(b)	GBP	100	101,148
3.56%, 12/10/36(a)	GBP	200	199,846
Tesco Corporate Treasury Services PLC
0.88%, 05/29/26 (Call 02/28/26)(a)	EUR	300	262,045
2.75%, 04/27/30 (Call 01/27/30)(a)	GBP	300	271,007
Tesco Personal Finance Group PLC, 3.50%, 07/25/25 (Call 07/25/24)(a)	GBP	100	105,915
Tesco Property Finance 3 PLC, 5.74%, 04/13/40(a)	GBP	276	288,986
Tesco Property Finance 6 PLC, 5.41%, 07/13/44(a)	GBP	183	184,369
Thames Water Utilities Finance PLC
2.63%, 01/24/32(a)	GBP	210	186,497
3.50%, 02/25/28(a)	GBP	390	398,072
4.38%, 07/03/34(a)	GBP	200	198,511
5.13%, 09/28/37(a)	GBP	160	164,816
THFC Funding No. 2 PLC, 6.35%, 07/08/41	GBP	250	310,312
Unilever Finance Netherlands BV
0.38%, 02/14/23(a)	EUR	135	133,037
0.50%, 08/12/23(a)	EUR	205	199,812
1.00%, 02/14/27(a)	EUR	370	336,525
1.38%, 07/31/29(a)	EUR	100	87,766
1.63%, 02/12/33(a)	EUR	260	216,265
Unilever PLC, 1.50%, 06/11/39(a)	EUR	200	145,911
UNITE USAF II PLC, 3.37%, 06/30/28(a)	GBP	200	225,362
United Utilities Water Finance PLC
1.75%, 02/10/38 (Call 11/10/37)(a)	GBP	200	145,465
2.00%, 02/14/25 (Call 11/14/24)(a)	GBP	100	107,510
2.63%, 02/12/31 (Call 11/12/30)(a)	GBP	200	189,965
University of Cambridge, 2.35%, 06/27/78(a)	GBP	100	70,708
University of Liverpool, 3.38%, 06/25/55(a)	GBP	100	91,852
University of Oxford, 2.54%, 12/08/2117(a)	GBP	200	136,079
University of Southampton, 2.25%, 04/11/57(a)	GBP	100	68,869
Utmost Group PLC, 4.00%, 12/15/31 (Call 09/15/31)(a)	GBP	100	81,399

98	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Virgin Money UK PLC, 3.13%, 06/22/25 (Call 06/22/24)(a)(b)	GBP	350	$373,857
Vodafone Group PLC
0.38%, 12/03/24(a)	CHF	100	96,841
0.50%, 01/30/24(a)	EUR	230	220,608
1.13%, 11/20/25(a)	EUR	370	343,373
1.50%, 07/24/27(a)	EUR	220	200,398
1.60%, 07/29/31(a)	EUR	200	165,386
1.75%, 08/25/23(a)	EUR	400	391,865
2.50%, 05/24/39(a)	EUR	200	148,386
3.00%, 08/12/56(a)	GBP	200	144,705
4.20%, 12/13/27(a)	AUD	400	239,644
5.63%, 12/04/25	GBP	100	116,455
5.90%, 11/26/32(a)	GBP	50	59,530
Wales & West Utilities Finance PLC
1.88%, 05/28/41(a)	GBP	200	134,217
3.00%, 08/03/38(a)	GBP	100	83,596
Wellcome Trust Ltd. (The)
1.13%, 01/21/27(a)	EUR	100	89,832
1.50%, 07/14/71 (Call 01/14/71)(a)	GBP	200	109,473
2.52%, 02/07/2118(a)	GBP	150	102,672
Western Power Distribution West Midlands PLC, 6.00%, 05/09/25(a)	GBP	150	172,242
WHG Treasury PLC, 4.25%, 10/06/45(a)	GBP	100	99,880
Whitbread Group PLC, 3.38%, 10/16/25 (Call 07/16/25)(a)	GBP	100	104,932
WPP Finance 2013, 3.00%, 11/20/23(a)	EUR	100	98,238
WPP Finance SA
2.25%, 09/22/26(a)	EUR	207	191,651
3.75%, 05/19/32(a)	GBP	100	94,676
Yorkshire Building Society
0.75%, 11/10/22(a)	EUR	400	395,241
3.51%, 10/11/30 (Call 10/11/29)(a)(b)	GBP	200	187,538
Yorkshire Water Finance PLC
1.75%, 10/27/32(a)	GBP	200	163,763
2.75%, 04/18/41(a)	GBP	200	156,582
3.63%, 08/01/29	GBP	200	205,043

			68,655,179

United States — 2.2%
Abbott Ireland Financing DAC, 1.50%, 09/27/26 (Call 06/27/26)(a)	EUR	400	372,372
AbbVie Inc.
0.75%, 11/18/27 (Call 08/18/27)	EUR	400	343,065
1.25%, 06/01/24 (Call 03/01/24)	EUR	100	95,888
1.38%, 05/17/24 (Call 02/17/24)	EUR	300	288,790
1.50%, 11/15/23 (Call 10/15/23)	EUR	270	263,497
Albemarle New Holding GmbH, 1.63%, 11/25/28 (Call 08/25/28)(a)	EUR	200	165,795
Altria Group Inc.
2.20%, 06/15/27 (Call 04/15/27)	EUR	450	392,663
3.13%, 06/15/31 (Call 03/15/31)	EUR	200	162,330
American Honda Finance Corp.
0.55%, 03/17/23	EUR	300	294,758
1.38%, 11/10/22	EUR	200	197,601
1.50%, 10/19/27	GBP	300	287,803
American International Group Inc., 1.88%, 06/21/27 (Call 03/21/27)	EUR	150	133,485
American Medical Systems Europe BV
1.38%, 03/08/28 (Call 02/08/28)	EUR	400	350,801
1.88%, 03/08/34 (Call 12/08/33)	EUR	300	237,678

Security		Par (000)	Value

United States (continued)
American Tower Corp.
0.95%, 10/05/30 (Call 07/05/30)	EUR	450	$329,487
1.95%, 05/22/26 (Call 02/22/26)	EUR	225	206,149
Amgen Inc.
0.41%, 03/08/23 (Call 01/08/23)(a)	CHF	100	99,572
4.00%, 09/13/29(a)	GBP	200	213,697
Apple Inc.
0.38%, 11/25/24(a)	CHF	400	391,316
0.50%, 11/15/31 (Call 08/15/31)	EUR	300	238,123
0.75%, 02/25/30(a)	CHF	150	137,138
0.88%, 05/24/25 (Call 02/24/25)	EUR	540	510,174
2.51%, 08/19/24 (Call 06/19/24)	CAD	200	141,539
3.05%, 07/31/29	GBP	200	210,894
3.35%, 01/10/24(a)	AUD	150	95,024
Archer-Daniels-Midland Co., 1.00%, 09/12/25 (Call 06/12/25)	EUR	150	139,537
AT&T Inc.
0.25%, 03/04/26 (Call 02/04/26)	EUR	800	711,042
1.30%, 09/05/23 (Call 06/05/23)	EUR	640	623,556
1.60%, 05/19/28 (Call 02/19/28)	EUR	550	487,526
2.05%, 05/19/32 (Call 02/19/32)	EUR	100	83,495
2.60%, 12/17/29 (Call 09/17/29)	EUR	255	230,800
3.15%, 09/04/36 (Call 06/04/36)	EUR	500	425,056
3.55%, 12/17/32 (Call 09/17/32)	EUR	300	279,374
4.60%, 09/19/28(a)	AUD	200	121,189
4.88%, 06/01/44	GBP	200	203,853
5.50%, 03/15/27(a)	GBP	200	228,112
7.00%, 04/30/40	GBP	250	322,297
Series MPLE, 2.85%, 05/25/24 (Call 03/25/24)	CAD	200	141,792
Series MPLE, 4.00%, 11/25/25 (Call 09/25/25)	CAD	150	106,320
Series MPLE, 4.85%, 05/25/47 (Call 11/25/46)	CAD	150	92,044
Athene Global Funding
0.37%, 09/10/26(a)	EUR	400	335,566
0.63%, 01/12/28(a)	EUR	200	158,883
4.76%, 04/21/27(a)	AUD	200	121,182
Bank of America Corp.
0.69%, 03/22/31 (Call 03/22/30)(a)(b)	EUR	500	376,523
1.10%, 05/24/32 (Call 05/24/31)(a)(b)	EUR	300	224,218
1.38%, 02/07/25 (Call 02/07/24)(a)(b)	EUR	700	670,060
1.66%, 04/25/28 (Call 04/25/27)(a)(b)	EUR	500	438,768
1.67%, 06/02/29 (Call 06/02/28)(a)(b)	GBP	400	368,568
2.30%, 07/25/25(a)	GBP	400	426,041
2.93%, 04/25/25 (Call 04/25/24)(b)	CAD	200	141,714
3.62%, 03/16/28 (Call 03/16/27)(b)	CAD	500	339,601
3.65%, 03/31/29 (Call 03/31/28)(a)(b)	EUR	550	522,513
Series MPLE, 1.98%, 09/15/27 (Call 09/15/26)(b)	CAD	150	96,458
Series MPLE, 2.60%, 04/04/29 (Call 04/04/28)(b)	CAD	100	63,572
Series MPLE, 3.41%, 09/20/25 (Call 09/20/24)(b)	CAD	200	141,332
Baxter International Inc.
0.40%, 05/15/24 (Call 04/15/24)	EUR	100	94,793
1.30%, 05/15/29 (Call 02/15/29)	EUR	250	207,063
Becton Dickinson & Co., 0.03%, 08/13/25 (Call 07/13/25)	EUR	200	179,875
Becton Dickinson and Co., 0.00%, 08/13/23(d)	EUR	125	120,595
Becton Dickinson Euro Finance Sarl
0.33%, 08/13/28 (Call 05/13/28)	EUR	125	101,215
1.21%, 06/04/26 (Call 03/04/26)	EUR	300	272,330
1.34%, 08/13/41 (Call 02/13/41)	EUR	200	117,766

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Berkshire Hathaway Finance Corp.
2.38%, 06/19/39 (Call 03/19/39)	GBP	250	$199,428
2.63%, 06/19/59 (Call 12/19/58)	GBP	200	147,566
Berkshire Hathaway Inc.
0.00%, 03/12/25 (Call 02/12/25)(d)	EUR	300	274,788
0.50%, 01/15/41 (Call 07/15/40)	EUR	200	106,697
0.75%, 03/16/23 (Call 12/16/22)	EUR	330	324,736
1.13%, 03/16/27 (Call 12/16/26)	EUR	440	390,047
Blackstone Holdings Finance Co. LLC, 1.50%, 04/10/29 (Call 01/10/29)(a)	EUR	200	167,228
Booking Holdings Inc., 1.80%, 03/03/27 (Call 12/03/26)	EUR	330	299,870
BorgWarner Inc., 1.00%, 05/19/31 (Call 02/19/31)	EUR	200	141,863
Celanese U.S. Holdings LLC
1.13%, 09/26/23 (Call 06/26/23)	EUR	281	268,892
4.78%, 07/19/26 (Call 06/19/26)	EUR	300	279,439
5.34%, 01/19/29 (Call 11/19/28)	EUR	200	177,175
Chubb INA Holdings Inc.
1.40%, 06/15/31 (Call 03/15/31)	EUR	330	257,695
2.50%, 03/15/38 (Call 09/15/37)	EUR	100	74,115
Citigroup Inc.
0.50%, 10/08/27 (Call 10/08/26)(a)(b)	EUR	400	341,472
0.75%, 10/26/23 (Call 07/26/23)(a)	EUR	650	627,916
1.25%, 04/10/29 (Call 03/10/29)(a)	EUR	200	163,787
1.50%, 10/26/28 (Call 07/26/28)(a)	EUR	500	422,768
1.75%, 01/28/25	EUR	400	379,409
1.75%, 10/23/26 (Call 09/23/26)	GBP	300	297,202
4.11%, 09/22/33	EUR	200	188,615
5.15%, 05/21/26(a)	GBP	450	509,686
7.38%, 09/01/39(a)	GBP	100	139,449
Coca-Cola Co., 0.13%, 03/09/29	EUR	300	244,782
Coca-Cola Co. (The)
0.25%, 12/22/22(a)	CHF	50	49,905
1.00%, 03/09/41	EUR	300	191,378
1.63%, 03/09/35 (Call 12/09/34)	EUR	670	539,614
Colgate-Palmolive Co., 0.50%, 03/06/26 (Call 01/06/26)	EUR	360	328,297
Comcast Corp.
0.25%, 09/14/29 (Call 06/14/29)	EUR	300	238,736
1.25%, 02/20/40 (Call 08/20/39)	EUR	300	199,258
1.88%, 02/20/36 (Call 11/20/35)	GBP	100	79,605
Danaher Corp., 2.50%, 03/30/30 (Call 12/30/29)	EUR	100	91,921
DH Europe Finance II Sarl
0.45%, 03/18/28 (Call 12/18/27)	EUR	275	231,278
0.75%, 09/18/31 (Call 06/18/31)	EUR	300	231,156
1.35%, 09/18/39 (Call 03/18/39)	EUR	200	133,216
DH Europe Finance Sarl, 1.20%, 06/30/27 (Call 03/30/27)	EUR	300	268,253
Digital Dutch Finco BV
1.00%, 01/15/32 (Call 10/15/31)(a)	EUR	300	198,763
1.50%, 03/15/30 (Call 12/15/29)(a)	EUR	300	224,177
Digital Euro Finco LLC, 2.63%, 04/15/24 (Call 02/15/24)(a)	EUR	400	380,358
Digital Intrepid Holding BV, 0.63%, 07/15/31 (Call 04/15/31)(a)	EUR	200	129,609
Digital Stout Holding LLC, 4.25%, 01/17/25 (Call 10/19/24)(a)	GBP	200	219,550
Dover Corp., 0.75%, 11/04/27 (Call 08/04/27)	EUR	200	169,350
Dow Chemical Co. (The), 1.13%, 03/15/32 (Call 12/15/31)	EUR	300	211,182

Security		Par (000)	Value

United States (continued)
Duke Energy Corp., 3.10%, 06/15/28 (Call 03/15/28)	EUR	100	$92,236
DXC Capital Funding DAC, 0.45%, 09/15/27 (Call 07/15/27)(a)	EUR	300	245,179
Eaton Capital Unlimited Co., 0.70%, 05/14/25 (Call 02/14/25)(a)	EUR	375	346,683
Ecolab Inc., 1.00%, 01/15/24 (Call 10/15/23)	EUR	350	336,811
EFSF, 0.88%, 09/05/28(a)	EUR	700	621,650
Eli Lilly & Co.
0.63%, 11/01/31 (Call 08/01/31)	EUR	400	312,971
1.13%, 09/14/51 (Call 03/14/51)	EUR	300	166,124
1.63%, 06/02/26 (Call 03/02/26)	EUR	350	328,451
Equinix Inc., 0.25%, 03/15/27 (Call 01/15/27)	EUR	250	208,041
Exxon Mobil Corp.
0.14%, 06/26/24 (Call 05/26/24)	EUR	200	188,493
0.84%, 06/26/32 (Call 03/26/32)	EUR	100	75,922
1.41%, 06/26/39 (Call 12/26/38)	EUR	250	165,576
FedEx Corp.
1.30%, 08/05/31 (Call 05/05/31)	EUR	100	72,885
1.63%, 01/11/27 (Call 10/11/26)	EUR	240	215,971
Fidelity National Information Services Inc.
1.00%, 12/03/28 (Call 09/03/28)	EUR	350	287,152
1.10%, 07/15/24 (Call 04/15/24)	EUR	400	380,306
1.50%, 05/21/27 (Call 02/21/27)	EUR	350	311,098
2.25%, 12/03/29 (Call 09/03/29)	GBP	100	89,904
3.36%, 05/21/31 (Call 02/21/31)	GBP	150	143,244
Fiserv Inc.
1.63%, 07/01/30 (Call 04/01/30)	EUR	150	122,168
3.00%, 07/01/31 (Call 04/01/31)	GBP	100	92,331
Fresenius Medical Care AG & Co. KGaA
1.25%, 11/29/29 (Call 08/29/29)(a)	EUR	100	76,815
1.50%, 07/11/25 (Call 04/11/25)(a)	EUR	338	316,051
GE Capital European Funding Unlimited Co., 4.63%, 02/22/27	EUR	50	51,079
GE Capital UK Funding Un Ltd. Co., 4.13%, 09/13/23(a)	GBP	300	340,672
General Electric Co.
0.88%, 05/17/25 (Call 02/17/25)	EUR	225	209,079
1.50%, 05/17/29 (Call 02/17/29)	EUR	225	192,549
2.13%, 05/17/37 (Call 02/17/37)	EUR	200	152,519
4.13%, 09/19/35(a)	EUR	200	196,751
General Motors Financial Co. Inc.
0.60%, 05/20/27 (Call 03/20/27)(a)	EUR	300	245,063
0.65%, 09/07/28 (Call 06/07/28)(a)	EUR	300	226,107
2.20%, 04/01/24 (Call 03/01/24)(a)	EUR	509	487,536
2.35%, 09/03/25(a)	GBP	200	208,711
General Motors Financial of Canada Ltd., Series 5, 3.25%, 11/07/23	CAD	200	143,151
Goldman Sachs Group Inc. (The)
0.25%, 01/26/28 (Call 10/26/27)(a)	EUR	492	394,912
0.50%, 12/04/24(a)	CHF	250	241,339
0.88%, 01/21/30(a)	EUR	400	306,563
1.00%, 03/18/33 (Call 12/18/32)(a)	EUR	450	312,290
1.63%, 07/27/26(a)	EUR	455	413,034
1.88%, 12/16/30 (Call 09/16/30)(a)	GBP	100	85,539
2.00%, 07/27/23(a)	EUR	720	706,488
2.00%, 03/22/28(a)	EUR	300	263,851
2.88%, 06/03/26(a)	EUR	288	272,136
3.13%, 07/25/29(a)	GBP	350	336,585
7.25%, 04/10/28	GBP	245	297,071

100	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Series MPLE, 2.01%, 02/28/29 (Call 02/28/28)(b)	CAD	300	$184,287
Grenke Finance PLC, 3.95%, 07/09/25(a)	EUR	50	45,969
Harley-Davidson Financial Services Inc., 0.90%, 11/19/24 (Call 08/19/24)(a)	EUR	200	187,882
Highland Holdings Sarl, 0.32%, 12/15/26 (Call 09/15/26)	EUR	200	169,748
Honeywell International Inc.
0.75%, 03/10/32 (Call 12/10/31)	EUR	200	149,380
4.13%, 11/02/34	EUR	152	148,243
Illinois Tool Works Inc., 2.13%, 05/22/30 (Call 02/22/30)	EUR	260	226,127
International Business Machines Corp.
0.30%, 11/02/26	JPY	100,000	665,066
0.30%, 02/11/28	EUR	730	614,342
0.38%, 01/31/23	EUR	350	344,583
0.65%, 02/11/32	EUR	200	151,386
1.13%, 09/06/24	EUR	510	487,118
1.25%, 02/09/34 (Call 11/09/33)	EUR	300	228,016
1.75%, 01/31/31	EUR	255	219,415
International Flavors & Fragrances Inc., 1.80%, 09/25/26 (Call 06/25/26)	EUR	200	172,888
John Deere Canada Funding Inc., 3.02%, 07/13/23	CAD	200	144,842
John Deere Cash Management SA
0.50%, 09/15/23(a)	EUR	330	319,319
2.20%, 04/02/32(a)	EUR	250	221,647
John Deere Financial Inc., 2.58%, 10/16/26	CAD	200	134,400
Johnson & Johnson
0.65%, 05/20/24 (Call 02/20/24)	EUR	200	191,950
1.65%, 05/20/35 (Call 02/20/35)	EUR	200	162,537
Johnson Controls International PLC, 1.00%, 09/15/23 (Call 06/15/23)	EUR	200	193,734
JPMorgan Chase & Co.
0.50%, 12/04/23(a)	CHF	50	49,355
0.60%, 02/17/33 (Call 02/17/32)(a)(b)	EUR	200	140,507
1.05%, 11/04/32(a)(b)	EUR	450	331,649
1.09%, 03/11/27 (Call 03/11/26)(a)(b)	EUR	800	712,994
1.50%, 01/27/25(a)	EUR	220	207,840
1.81%, 06/12/29 (Call 06/12/28)(a)(b)	EUR	350	301,513
1.90%, 04/28/33 (Call 04/28/32)(a)(b)	GBP	100	85,054
1.96%, 03/23/30 (Call 03/23/29)(a)(b)	EUR	400	341,116
2.88%, 05/24/28(a)	EUR	300	274,980
3.50%, 12/18/26(a)	GBP	100	107,532
Series MPLE, 1.90%, 03/05/28 (Call 03/05/27)(b)	CAD	200	127,217
Kellogg Co., 0.80%, 11/17/22	EUR	200	197,620
Kinder Morgan Inc., 2.25%, 03/16/27	EUR	100	91,795
Kraft Heinz Foods Co.
1.50%, 05/24/24 (Call 02/24/24)(a)	EUR	100	95,902
2.25%, 05/25/28 (Call 02/25/28)(a)	EUR	200	178,375
4.13%, 07/01/27 (Call 04/01/27)(a)	GBP	100	106,374
Liberty Mutual Finance Europe DAC, 1.75%, 03/27/24(a)	EUR	254	243,759
Lkq Italia Bondco Di Lkq Italia Bondco Gp SRL E C SAPA, 3.88%, 04/01/24 (Call 01/01/24)(a)	EUR	100	98,664
LYB International Finance II BV, 0.88%, 09/17/26 (Call 06/17/26)	EUR	200	171,220
Marsh & McLennan Companies Inc., 1.98%, 03/21/30 (Call 12/21/29)	EUR	200	167,829
Mastercard Inc., 1.00%, 02/22/29 (Call 11/22/28)	EUR	300	256,857
Mcdonald S Corp., 0.88%, 10/04/33 (Call 07/04/33)(a)	EUR	300	215,454

Security	Par (000)		Value

United States (continued)
McDonald’s Corp.
0.17%, 10/04/24(a)	CHF	100	$96,914
0.63%, 01/29/24(a)	EUR	500	479,751
0.90%, 06/15/26 (Call 04/15/26)(a)	EUR	400	363,731
1.75%, 05/03/28(a)	EUR	200	179,755
2.95%, 03/15/34 (Call 12/15/33)(a)	GBP	200	187,502
3.13%, 03/04/25 (Call 01/04/25)	CAD	250	176,474
5.88%, 04/23/32(a)	GBP	25	30,426
McKesson Corp.
1.50%, 11/17/25 (Call 08/17/25)	EUR	300	279,961
3.13%, 02/17/29 (Call 11/17/28)	GBP	200	194,387
Medtronic Global Holdings SCA
0.38%, 03/07/23 (Call 02/07/23)	EUR	500	491,175
1.00%, 07/02/31 (Call 04/02/31)	EUR	300	239,101
1.00%, 07/02/31 (Call 04/02/31)	EUR	100	79,700
1.13%, 03/07/27 (Call 12/07/26)	EUR	920	828,126
1.75%, 07/02/49 (Call 01/02/49)	EUR	400	251,411
2.25%, 03/07/39 (Call 12/07/38)	EUR	300	227,871
Merck & Co. Inc.
0.50%, 11/02/24 (Call 08/02/24)	EUR	450	425,412
2.50%, 10/15/34 (Call 07/15/34)	EUR	100	89,174
Metropolitan Life Global Funding I
0.38%, 04/09/24(a)	EUR	100	94,758
1.95%, 03/20/28(a)	CAD	400	250,221
3.50%, 09/30/26(a)	GBP	400	433,169
Microsoft Corp., 2.63%, 05/02/33 (Call 02/02/33)	EUR	250	233,224
MMS USA Holdings Inc.
0.63%, 06/13/25 (Call 03/13/25)(a)	EUR	400	366,269
1.75%, 06/13/31 (Call 03/13/31)(a)	EUR	300	238,567
Mohawk Capital Finance SA, 1.75%, 06/12/27 (Call 04/12/27)	EUR	200	171,246
Molson Coors Internationa LP Co., 3.44%, 07/15/26 (Call 04/15/26)	CAD	200	137,204
Mondelez International Holdings Netherlands BV, 0.88%, 10/01/31 (Call 07/01/31)(a)	EUR	250	190,460
Mondelez International Inc.
1.38%, 03/17/41 (Call 12/17/40)	EUR	350	212,064
1.63%, 03/08/27 (Call 12/08/26)	EUR	281	253,905
Moody’s Corp., 0.95%, 02/25/30 (Call 11/25/29)	EUR	200	160,642
Morgan Stanley
0.50%, 02/07/31 (Call 02/07/30)(b)	EUR	600	443,657
1.10%, 04/29/33 (Call 04/29/32)(b)	EUR	400	288,790
1.34%, 10/23/26 (Call 10/23/25)(b)	EUR	830	753,323
1.75%, 03/11/24	EUR	270	260,346
2.95%, 05/07/32 (Call 05/07/31)(b)	EUR	531	461,900
Series MPLE, 3.00%, 02/07/24	CAD	200	142,385
Nasdaq Inc.
0.88%, 02/13/30 (Call 11/13/29)	EUR	100	76,506
1.75%, 03/28/29 (Call 12/28/28)	EUR	200	167,344
National Grid North America Inc.
0.75%, 08/08/23(a)	EUR	350	339,319
1.05%, 01/20/31 (Call 10/20/30)(a)	EUR	500	377,264
Nestle Holdings Inc., 2.19%, 01/26/29 (Call 11/26/28)	CAD	500	316,681
New York Life Global Funding
0.25%, 01/23/27(a)	EUR	100	85,878
0.25%, 10/04/28(a)	EUR	300	241,322
1.25%, 12/17/26(a)	GBP	210	206,101
1.63%, 12/15/23(a)	GBP	200	222,195
1.75%, 12/15/22(a)	GBP	134	153,192

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Omnicom Capital Holdings PLC, 2.25%, 11/22/33 (Call 08/22/33)	GBP	200	$165,520
Oracle Corp., 3.13%, 07/10/25	EUR	200	195,521
PepsiCo Inc.
0.40%, 10/09/32 (Call 07/09/32)	EUR	300	220,998
1.05%, 10/09/50 (Call 04/09/50)	EUR	100	56,160
1.13%, 03/18/31 (Call 12/18/30)	EUR	400	333,835
2.15%, 05/06/24 (Call 03/06/24)	CAD	200	141,698
3.55%, 07/22/34 (Call 04/22/34)	GBP	200	202,974
Pfizer Inc., 6.50%, 06/03/38(a)	GBP	150	199,344
Philip Morris International Inc.
1.45%, 08/01/39	EUR	200	107,668
2.00%, 05/09/36 (Call 02/09/36)	EUR	100	63,737
2.88%, 03/03/26	EUR	400	378,207
2.88%, 05/14/29	EUR	300	260,284
Procter & Gamble Co. (The), 0.50%, 10/25/24	EUR	650	616,295
Procter & Gamble Co.(The), 1.88%, 10/30/38	EUR	300	244,289
Prologis Euro Finance LLC
0.25%, 09/10/27 (Call 06/10/27)	EUR	300	245,967
0.50%, 02/16/32 (Call 11/16/31)	EUR	100	68,296
1.00%, 02/08/29 (Call 11/08/28)	EUR	200	160,863
1.00%, 02/06/35 (Call 11/06/34)	EUR	200	130,218
1.50%, 02/08/34 (Call 11/08/33)	EUR	200	142,057
1.50%, 09/10/49 (Call 03/10/49)	EUR	100	51,216
1.88%, 01/05/29 (Call 10/05/28)	EUR	100	86,122
Public Storage, 0.88%, 01/24/32 (Call 10/24/31)	EUR	100	70,705
PVH Corp., 3.13%, 12/15/27 (Call 09/15/27)(a)	EUR	200	168,923
Realty Income Corp., 2.50%, 01/14/42 (Call 07/14/41)	GBP	100	70,461
Schlumberger Finance BV
0.50%, 10/15/31 (Call 07/15/31)(a)	EUR	300	225,540
1.38%, 10/28/26 (Call 07/28/26)(a)	EUR	500	459,393
SES SA, 0.88%, 11/04/27 (Call 08/04/27)(a)	EUR	200	160,557
Simon International Finance SCA
1.13%, 03/19/33 (Call 12/19/32)(a)	EUR	100	65,020
1.25%, 05/13/25 (Call 02/13/25)(a)	EUR	270	246,783
Southern Co. (The), 1.88%, 09/15/81 (Call 06/15/27)(b)	EUR	300	213,020
Southern Power Co., 1.85%, 06/20/26	EUR	100	92,478
Stellantis NV, 0.63%, 03/30/27 (Call 12/30/26)(a)	EUR	400	337,677
Stryker Corp., 2.63%, 11/30/30 (Call 08/30/30)	EUR	560	499,008
Thermo Fisher Scientific Finance I BV
1.13%, 10/18/33 (Call 07/18/33)	EUR	300	229,187
1.63%, 10/18/41 (Call 04/18/41)	EUR	300	194,900
Thermo Fisher Scientific Inc.
0.13%, 03/01/25 (Call 02/01/25)	EUR	400	369,542
0.50%, 03/01/28 (Call 12/01/27)	EUR	375	318,522
0.88%, 10/01/31	EUR	300	235,822
1.40%, 01/23/26 (Call 11/23/25)	EUR	200	186,289
1.45%, 03/16/27 (Call 12/16/26)	EUR	300	273,231
1.88%, 10/01/49 (Call 04/01/49)	EUR	200	124,937
2.38%, 04/15/32 (Call 01/15/32)	EUR	250	222,413
Time Warner Cable LLC, 5.75%, 06/02/31	GBP	250	264,587
Toyota Motor Credit Corp.
0.25%, 07/16/26(a)	EUR	200	176,464
0.63%, 11/21/24(a)	EUR	420	395,358
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR	350	331,032
5.13%, 02/12/50(a)	GBP	50	61,556

Security	Par (000)		Value

United States (continued)
Upjohn Finance BV, 1.91%, 06/23/32 (Call 03/23/32)(a)	EUR	300	$211,745
Utah Acquisition Sub Inc., 2.25%, 11/22/24 (Call 09/22/24)(a)	EUR	330	312,494
Ventas Canada Finance Ltd., 2.45%, 01/04/27 (Call 12/04/26)	CAD	200	129,020
Verizon Communications Inc.
0.88%, 04/02/25	EUR	690	645,868
1.00%, 11/30/27(a)	CHF	200	185,354
1.38%, 10/27/26	EUR	100	91,236
1.38%, 11/02/28	EUR	700	604,397
1.85%, 05/18/40 (Call 11/18/39)	EUR	300	205,081
2.38%, 03/22/28 (Call 01/22/28)	CAD	200	128,017
2.63%, 12/01/31	EUR	200	177,685
3.00%, 03/23/31 (Call 12/23/30)	AUD	200	100,547
3.38%, 10/27/36	GBP	300	274,853
4.05%, 02/17/25(a)	AUD	200	125,242
4.05%, 03/22/51 (Call 09/22/50)	CAD	100	55,583
4.50%, 08/17/27(a)	AUD	200	122,819
Series 20Y, 2.88%, 01/15/38	EUR	400	328,534
Series MPLE, 2.50%, 05/16/30	CAD	200	121,674
VF Corp., 0.63%, 09/20/23 (Call 06/20/23)	EUR	400	386,473
Visa Inc., 2.38%, 06/15/34 (Call 03/15/34)	EUR	200	175,072
Walgreens Boots Alliance Inc., 2.13%, 11/20/26 (Call 08/20/26)	EUR	200	185,609
Walmart Inc.
4.88%, 09/21/29	EUR	200	214,847
5.63%, 03/27/34(a)	GBP	350	437,026
5.75%, 12/19/30	GBP	145	178,674
Walt Disney Co. (The), Series MPLE, 3.06%, 03/30/27	CAD	200	135,341
Wells Fargo & Co.
0.50%, 04/26/24(a)	EUR	400	377,515
1.00%, 02/02/27(a)	EUR	200	172,315
1.38%, 10/26/26(a)	EUR	400	353,003
1.50%, 05/24/27(a)	EUR	250	218,376
1.74%, 05/04/30 (Call 05/04/29)(a)(b)	EUR	520	432,145
2.00%, 07/28/25(a)	GBP	380	398,808
2.13%, 09/24/31(a)	GBP	300	257,813
2.25%, 05/02/23(a)	EUR	100	98,621
2.51%, 10/27/23	CAD	200	142,755
3.18%, 02/08/24 (Call 01/08/24)	CAD	100	71,364
3.50%, 09/12/29(a)	GBP	100	98,649
3.87%, 05/21/25	CAD	25	17,535
4.17%, 04/28/26 (Call 04/28/25)(b)	CAD	300	213,170
Series MPLE, 2.49%, 02/18/27	CAD	300	195,089
Wells Fargo Bank NA, 5.25%, 08/01/23(a)	GBP	350	401,653
Welltower Inc., 4.80%, 11/20/28 (Call 08/20/28)	GBP	200	209,151
Whirlpool Finance Luxembourg Sarl, 1.25%, 11/02/26 (Call 08/02/26)	EUR	600	537,883
WPC Eurobond BV
1.35%, 04/15/28 (Call 01/15/28)	EUR	100	79,408
2.25%, 07/19/24 (Call 05/19/24)	EUR	300	281,029
2.25%, 04/09/26 (Call 01/09/26)	EUR	150	132,483

			79,745,504

Total Corporate Bonds & Notes — 18.8% (Cost: $890,636,504)			691,371,334

102	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Australia — 2.6%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	7,830	$4,708,453
0.25%, 11/21/25(a)	AUD	13,490	7,859,355
0.50%, 09/21/26(a)	AUD	6,040	3,456,468
1.00%, 12/21/30(a)	AUD	7,220	3,735,490
1.00%, 11/21/31(a)	AUD	3,810	1,919,531
1.25%, 05/21/32	AUD	6,280	3,204,844
1.50%, 06/21/31(a)	AUD	4,290	2,288,825
1.75%, 11/21/32(a)	AUD	7,930	4,207,322
1.75%, 06/21/51(a)	AUD	2,326	894,243
2.25%, 05/21/28(a)	AUD	5,710	3,414,557
2.50%, 05/21/30(a)	AUD	4,262	2,512,019
2.75%, 04/21/24(a)	AUD	4,590	2,918,143
2.75%, 11/21/27(a)	AUD	6,830	4,217,474
2.75%, 11/21/28(a)	AUD	3,570	2,179,786
2.75%, 11/21/29(a)	AUD	5,300	3,197,178
2.75%, 06/21/35(a)	AUD	1,220	685,417
2.75%, 05/21/41(a)	AUD	1,800	942,442
3.00%, 03/21/47(a)	AUD	1,394	731,153
3.25%, 04/21/25(a)	AUD	3,660	2,338,427
3.25%, 04/21/29(a)	AUD	5,080	3,178,390
3.25%, 06/21/39(a)	AUD	2,107	1,206,930
3.75%, 04/21/37(a)	AUD	1,980	1,224,396
4.25%, 04/21/26(a)	AUD	3,088	2,031,375
4.50%, 04/21/33(a)	AUD	1,050	710,406
4.75%, 04/21/27(a)	AUD	2,688	1,811,125
Australian Capital Territory
1.25%, 05/22/25(a)	AUD	170	101,849
1.75%, 10/23/31	AUD	300	151,919
2.50%, 05/21/26(a)	AUD	60	36,524
National Housing Finance and Investment Corp., 1.52%, 05/27/30(a)	AUD	500	260,430
New South Wales Treasury Corp.
1.25%, 03/20/25(a)	AUD	640	386,549
1.25%, 11/20/30	AUD	1,530	771,188
1.50%, 02/20/32(a)	AUD	800	393,236
1.75%, 03/20/34(a)	AUD	1,000	470,910
2.00%, 03/20/31	AUD	600	318,246
2.25%, 11/20/40	AUD	300	128,752
2.25%, 05/07/41	AUD	650	276,206
2.50%, 11/22/32(a)	AUD	400	213,037
3.00%, 05/20/27(a)	AUD	5,600	3,431,093
3.00%, 03/20/28	AUD	540	327,232
3.00%, 11/15/28(a)	AUD	200	120,106
3.00%, 04/20/29(a)	AUD	1,150	685,150
4.00%, 05/20/26(a)	AUD	700	449,045
5.00%, 08/20/24	AUD	150	97,968
Northern Territory Treasury Corp.
2.00%, 05/21/29	AUD	400	222,291
2.50%, 11/21/22	AUD	300	191,832
2.50%, 05/21/32	AUD	800	423,735
2.75%, 04/21/27	AUD	100	60,402
4.10%, 11/21/42(a)	AUD	200	108,448
Queensland Treasury Corp.
1.25%, 03/10/31(e)	AUD	500	249,697
1.50%, 03/02/32(e)	AUD	500	247,046
1.50%, 08/20/32(e)	AUD	300	146,080
1.75%, 08/21/31(e)	AUD	1,710	881,374

Security	Par (000)		Value

Australia (continued)
1.75%, 07/20/34(e)	AUD	2,530	$1,186,127
2.00%, 08/22/33	AUD	200	99,508
2.25%, 11/20/41(e)	AUD	450	190,540
2.75%, 08/20/27(e)	AUD	950	573,820
3.00%, 03/22/24(e)	AUD	1,650	1,045,776
3.25%, 07/21/28(e)	AUD	1,130	691,102
3.25%, 08/21/29(e)	AUD	542	326,419
3.50%, 08/21/30(e)	AUD	1,000	604,763
4.20%, 02/20/47(e)	AUD	300	169,088
4.25%, 07/21/23(e)	AUD	150	96,501
4.75%, 07/21/25(e)	AUD	2,680	1,753,999
5.75%, 07/22/24(a)	AUD	400	264,424
South Australian Government Financing Authority
1.75%, 05/24/32(a)	AUD	1,000	498,358
1.75%, 05/24/34(a)	AUD	300	140,005
2.25%, 08/15/24(a)	AUD	1,000	622,866
2.75%, 05/24/30	AUD	1,000	571,546
3.00%, 09/20/27(a)	AUD	350	213,046
Tasmanian Public Finance Corp.
2.00%, 01/24/30(a)	AUD	550	298,583
2.25%, 01/22/32(a)	AUD	100	52,391
4.00%, 06/11/24(a)	AUD	40	25,650
Treasury Corp., 2.40%, 08/18/50	AUD	200	77,359
Treasury Corp. of Victoria
0.50%, 11/20/25	AUD	1,400	810,213
1.25%, 11/19/27	AUD	500	278,868
1.50%, 11/20/30	AUD	760	390,998
1.50%, 09/10/31	AUD	4,340	2,169,896
2.00%, 09/17/35	AUD	500	231,848
2.00%, 11/20/37	AUD	640	281,286
2.25%, 09/15/33(a)	AUD	700	354,770
2.25%, 11/20/34	AUD	1,160	568,939
2.50%, 10/22/29	AUD	2,890	1,651,899
3.00%, 10/20/28(a)	AUD	760	456,713
5.50%, 12/17/24	AUD	620	410,257
Western Australian Treasury Corp.
1.50%, 10/22/30	AUD	500	258,764
1.75%, 10/22/31	AUD	1,000	512,935
2.50%, 07/23/24(a)	AUD	100	62,648
2.75%, 07/24/29(a)	AUD	900	526,032
3.00%, 10/21/26(a)	AUD	400	247,191
3.00%, 10/21/27(a)	AUD	40	24,405
3.25%, 07/20/28(a)	AUD	500	305,813
5.00%, 07/23/25(a)	AUD	50	32,930

			95,802,370

Austria — 0.9%
Austria Government Bond, 1.50%, 11/02/86(e)	EUR	61	37,657
Autobahnen- und Schnell- strassen-Finanzierungs AG, 0.10%, 07/09/29(a)	EUR	400	330,439
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(d)	EUR	400	296,597
Republic of Austria Government Bond
0.00%, 07/15/24(d)(e)	EUR	520	496,854
0.00%, 04/20/25(d)(e)	EUR	2,000	1,875,639
0.00%, 10/20/28(d)(e)	EUR	2,450	2,084,397
0.00%, 02/20/30(d)(e)	EUR	950	775,048
0.00%, 02/20/31(d)(e)	EUR	5,176	4,088,564
0.00%, 10/20/40(d)(e)	EUR	881	511,924
0.25%, 10/20/36(e)	EUR	1,182	814,606
0.50%, 04/20/27(e)	EUR	1,523	1,384,244

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Austria (continued)
0.50%, 02/20/29(e)	EUR	1,352	$1,176,916
0.70%, 04/20/71(e)	EUR	710	325,106
0.75%, 10/20/26(e)	EUR	2,378	2,211,874
0.75%, 02/20/28(e)	EUR	2,417	2,187,886
0.75%, 03/20/51(e)	EUR	1,030	605,842
0.85%, 06/30/2120(e)	EUR	580	265,172
0.90%, 02/20/32(e)	EUR	1,160	969,462
1.20%, 10/20/25(e)	EUR	1,950	1,869,428
1.50%, 02/20/47(e)	EUR	1,598	1,195,188
1.50%, 11/02/86(e)	EUR	310	191,369
1.65%, 10/21/24(e)	EUR	1,664	1,633,709
2.10%, 09/20/2117(e)	EUR	711	537,840
2.40%, 05/23/34(e)	EUR	875	822,486
3.15%, 06/20/44(e)	EUR	940	965,165
3.80%, 01/26/62(e)	EUR	365	430,426
4.15%, 03/15/37(e)	EUR	1,674	1,880,973
4.85%, 03/15/26(e)	EUR	1,880	2,017,374
6.25%, 07/15/27	EUR	796	920,343

			32,902,528

Belgium — 1.4%
Communaute Francaise de Belgique, 1.63%, 05/03/32(a)	EUR	300	262,514
Flemish Community (The)
1.50%, 07/12/38(a)	EUR	100	77,413
1.50%, 04/11/44(a)	EUR	100	70,843
Kingdom of Belgium Government Bond
0.00%, 10/22/27(d)(e)	EUR	2,076	1,830,689
0.00%, 10/22/31(d)(e)	EUR	6,360	4,982,521
0.10%, 06/22/30(e)	EUR	2,320	1,916,776
0.35%, 06/22/32(e)	EUR	1,220	965,376
0.40%, 06/22/40(e)	EUR	1,390	867,581
0.50%, 10/22/24(e)	EUR	3,850	3,696,820
0.65%, 06/22/71(e)	EUR	840	377,734
0.80%, 06/22/25(e)	EUR	2,610	2,499,037
0.80%, 06/22/27(e)	EUR	3,218	2,979,868
0.80%, 06/22/28(e)	EUR	2,801	2,544,177
0.90%, 06/22/29(e)	EUR	1,525	1,366,350
1.00%, 06/22/26(e)	EUR	1,310	1,243,897
1.00%, 06/22/31(e)	EUR	2,442	2,127,136
1.40%, 06/22/53(e)	EUR	1,890	1,244,379
1.45%, 06/22/37(e)	EUR	2,276	1,824,574
1.60%, 06/22/47(e)	EUR	1,809	1,321,214
1.70%, 06/22/50(e)	EUR	1,422	1,036,242
1.90%, 06/22/38(e)	EUR	888	750,977
2.15%, 06/22/66(e)	EUR	1,044	840,501
2.25%, 06/22/57(e)	EUR	807	669,309
2.60%, 06/22/24(e)	EUR	1,908	1,903,757
3.00%, 06/22/34(e)	EUR	1,660	1,661,722
3.75%, 06/22/45(a)	EUR	1,051	1,130,841
4.00%, 03/28/32(a)	EUR	1,970	2,158,397
4.25%, 03/28/41(e)	EUR	2,417	2,738,243
4.50%, 03/28/26(e)	EUR	1,270	1,353,274
5.00%, 03/28/35(e)	EUR	660	787,005
5.50%, 03/28/28	EUR	1,287	1,478,735
Series 86, 1.25%, 04/22/33(e)	EUR	690	593,717
Ministeries Van de Vlaamse Gemeenschap
0.13%, 10/15/35(a)	EUR	400	267,654
0.30%, 10/20/31(a)	EUR	300	235,955
0.88%, 03/21/46(a)	EUR	300	179,619
1.00%, 10/13/36(a)	EUR	400	296,463

Security	Par (000)		Value

Belgium (continued)
3.25%, 01/12/43	EUR	200	$190,940
Region Wallonne Belgium
0.25%, 05/03/26(a)	EUR	500	457,229
1.25%, 05/03/34(a)	EUR	500	402,168
1.25%, 06/22/71(a)	EUR	200	109,271

			51,440,918

Bulgaria — 0.0%
Bulgaria Government International Bond
0.38%, 09/23/30(a)	EUR	400	274,516
1.38%, 09/23/50(a)	EUR	200	95,477
2.63%, 03/26/27(a)	EUR	100	93,430
2.95%, 09/03/24(a)	EUR	200	197,760
3.00%, 03/21/28(a)	EUR	100	90,243
3.13%, 03/26/35(a)	EUR	100	78,417
4.63%, 09/23/34(a)	EUR	200	181,850

			1,011,693

Canada — 4.6%
Canada Government Bond
2.25%, 12/01/29	CAD	1,530	1,052,621
2.50%, 12/01/32	CAD	1,130	775,120
3.00%, 11/01/24	CAD	5,200	3,750,328
Canada Housing Trust No. 1
0.95%, 06/15/25(e)	CAD	2,100	1,427,217
1.10%, 03/15/31(e)	CAD	900	537,635
1.25%, 06/15/26(e)	CAD	300	201,219
1.40%, 03/15/31(e)	CAD	1,060	649,888
1.55%, 12/15/26(e)	CAD	400	268,888
1.60%, 12/15/31(e)	CAD	600	369,024
1.75%, 06/15/30(e)	CAD	970	620,605
1.90%, 09/15/26(e)	CAD	160	109,499
1.90%, 03/15/31(e)	CAD	1,100	703,173
1.95%, 12/15/25(e)	CAD	1,750	1,211,955
2.15%, 12/15/31(e)	CAD	1,500	969,013
2.25%, 12/15/25(e)	CAD	100	69,893
2.35%, 06/15/23(e)	CAD	3,270	2,373,141
2.35%, 06/15/27(e)	CAD	1,500	1,037,123
2.35%, 03/15/28(e)	CAD	350	240,161
2.55%, 12/15/23(e)	CAD	800	576,627
2.55%, 03/15/25(e)	CAD	910	646,148
2.65%, 03/15/28(e)	CAD	800	557,437
2.65%, 12/15/28(e)	CAD	920	637,446
2.90%, 06/15/24(e)	CAD	1,350	972,652
3.15%, 09/15/23(e)	CAD	1,500	1,090,579
3.55%, 09/15/32(e)	CAD	2,790	2,017,049
Canadian Government Bond
0.25%, 04/01/24	CAD	500	348,512
0.25%, 03/01/26	CAD	5,160	3,385,939
0.50%, 09/01/25	CAD	10,970	7,345,435
0.50%, 12/01/30	CAD	4,340	2,560,165
0.75%, 02/01/24	CAD	2,600	1,832,834
0.75%, 10/01/24	CAD	1,000	691,885
1.00%, 09/01/26	CAD	5,020	3,347,023
1.25%, 03/01/25	CAD	5,870	4,060,161
1.25%, 03/01/27	CAD	3,000	2,004,881
1.25%, 06/01/30	CAD	4,860	3,085,842
1.50%, 05/01/24	CAD	1,000	707,608
1.50%, 09/01/24	CAD	4,350	3,059,193
1.50%, 04/01/25	CAD	2,000	1,388,366
1.50%, 06/01/31	CAD	5,470	3,479,945

104	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Canada (continued)
1.50%, 12/01/31	CAD	6,570	$4,152,697
1.75%, 12/01/53	CAD	3,560	1,823,077
2.00%, 06/01/28	CAD	1,930	1,323,354
2.00%, 06/01/32	CAD	3,270	2,151,213
2.00%, 12/01/51	CAD	7,350	4,062,718
2.25%, 06/01/25	CAD	1,500	1,060,245
2.50%, 06/01/24	CAD	2,144	1,539,412
2.75%, 08/01/24	CAD	2,300	1,654,477
2.75%, 09/01/27	CAD	4,580	3,260,815
2.75%, 12/01/48	CAD	1,720	1,128,962
2.75%, 12/01/64	CAD	1,320	846,201
3.50%, 12/01/45	CAD	2,094	1,559,291
4.00%, 06/01/41	CAD	3,180	2,519,444
5.00%, 06/01/37	CAD	1,980	1,716,998
5.75%, 06/01/33	CAD	2,790	2,482,605
City of Montreal Canada
2.40%, 12/01/41	CAD	200	104,116
3.00%, 09/01/27	CAD	300	210,721
3.15%, 12/01/36	CAD	250	155,894
3.50%, 09/01/23	CAD	60	43,734
3.50%, 12/01/38	CAD	200	127,276
City of Ottawa Ontario
2.50%, 05/11/51	CAD	100	48,852
3.10%, 07/27/48	CAD	100	56,056
City of Toronto Canada
2.40%, 06/07/27	CAD	250	172,171
2.80%, 11/22/49	CAD	200	104,296
2.90%, 04/29/51	CAD	250	132,939
2.95%, 04/28/35	CAD	50	31,290
3.20%, 08/01/48	CAD	100	57,103
3.25%, 04/20/32	CAD	400	274,537
CPPIB Capital Inc.
0.25%, 01/18/41(a)	EUR	290	166,066
1.13%, 12/14/29(a)	GBP	250	230,745
1.63%, 10/22/71(a)	GBP	250	135,939
1.95%, 09/30/29(a)	CAD	500	322,670
Export Development Canada, 0.25%, 03/07/26(a)	EUR	600	545,549
Hydro-Quebec
2.00%, 09/01/28	CAD	200	132,658
2.10%, 02/15/60	CAD	800	348,791
4.00%, 02/15/55	CAD	890	619,443
4.00%, 02/15/63	CAD	400	276,872
5.00%, 02/15/45	CAD	600	475,125
5.00%, 02/15/50	CAD	1,120	907,748
6.00%, 08/15/31	CAD	200	168,033
6.00%, 02/15/40	CAD	910	793,220
6.50%, 02/15/35	CAD	400	355,768
Labrador-Island Link Funding Trust, Series A 3.76%, 06/01/33(e)	CAD	300	214,586
Municipal Finance Authority of British Columbia
2.15%, 12/01/22	CAD	300	219,869
2.15%, 06/03/24	CAD	1,180	839,741
3.35%, 06/01/27	CAD	500	358,931
Muskrat Falls/Labrador Transmission Assets Funding Trust
3.38%, 06/01/57	CAD	200	122,064
Series A, 3.63%, 06/01/29(e)	CAD	300	217,911
OMERS Finance Trust, 0.45%, 05/13/25(a)	EUR	250	231,841
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD	300	251,429

Security	Par (000)		Value

Canada (continued)
Ontario Teachers’ Finance Trust
0.10%, 05/19/28(a)	EUR	100	$83,574
0.50%, 05/06/25(a)	EUR	470	437,254
0.90%, 05/20/41(a)	EUR	460	295,655
1.85%, 05/03/32(a)	EUR	200	172,307
OPB Finance Trust, Series F 2.98%, 01/25/27(Call 10/25/26)	CAD	200	138,889
Province of Alberta Canada
0.63%, 01/16/26(a)	EUR	200	184,334
1.65%, 06/01/31	CAD	700	426,752
2.05%, 06/01/30	CAD	1,100	707,178
2.20%, 06/01/26	CAD	300	207,674
2.35%, 06/01/25	CAD	350	246,399
2.55%, 12/15/22	CAD	200	146,564
2.55%, 06/01/27	CAD	1,080	750,375
2.90%, 12/01/28	CAD	550	382,430
2.90%, 09/20/29	CAD	300	206,645
2.95%, 06/01/52	CAD	470	267,300
3.05%, 12/01/48	CAD	1,030	600,014
3.10%, 06/01/50	CAD	840	494,141
3.30%, 12/01/46	CAD	1,490	915,480
3.45%, 12/01/43	CAD	25	15,907
3.90%, 12/01/33	CAD	200	142,890
Province of British Columbia Canada
0.88%, 10/08/25(a)	EUR	300	279,807
1.55%, 06/18/31	CAD	500	302,151
2.20%, 06/18/30	CAD	1,540	1,001,681
2.30%, 06/18/26	CAD	200	138,935
2.55%, 06/18/27	CAD	300	208,519
2.75%, 06/18/52	CAD	450	245,521
2.80%, 06/18/48	CAD	1,170	652,601
2.85%, 06/18/25	CAD	550	392,124
2.95%, 12/18/28	CAD	200	139,481
2.95%, 06/18/50	CAD	820	469,465
3.20%, 06/18/44	CAD	400	244,645
3.30%, 12/18/23	CAD	400	290,648
4.30%, 06/18/42	CAD	1,510	1,093,338
4.95%, 06/18/40	CAD	170	133,358
5.00%, 06/18/31	CAD	120	94,540
6.35%, 06/18/31	CAD	40	34,391
Province of Manitoba Canada
2.05%, 06/02/31	CAD	300	188,432
2.05%, 09/05/52	CAD	870	388,519
2.45%, 06/02/25	CAD	50	35,268
2.55%, 06/02/26	CAD	200	140,068
2.60%, 06/02/27	CAD	200	139,138
2.75%, 06/02/29	CAD	300	205,104
2.85%, 09/05/46	CAD	590	328,479
3.00%, 06/02/28	CAD	300	210,651
3.20%, 03/05/50	CAD	230	135,566
3.25%, 09/05/29	CAD	600	421,715
3.40%, 09/05/48	CAD	690	422,007
4.10%, 03/05/41	CAD	400	277,867
4.60%, 03/05/38	CAD	70	52,120
Province of New Brunswick Canada
1.80%, 08/14/25	CAD	500	345,645
2.35%, 08/14/27	CAD	570	390,764
2.60%, 08/14/26	CAD	200	139,961
2.85%, 06/02/23	CAD	50	36,410
3.05%, 08/14/50	CAD	200	114,323

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Canada (continued)
3.10%, 08/14/28	CAD	200	$140,727
3.10%, 08/14/48	CAD	300	173,590
3.55%, 06/03/43	CAD	210	134,213
3.80%, 08/14/45	CAD	200	131,721
4.55%, 03/26/37	CAD	60	44,577
4.65%, 09/26/35	CAD	400	302,102
Province of Newfoundland and Labrador Canada
2.05%, 06/02/31	CAD	300	186,208
2.65%, 10/17/50	CAD	400	201,082
2.85%, 06/02/28	CAD	500	346,519
2.85%, 06/02/29	CAD	870	594,443
3.00%, 06/02/26	CAD	130	92,261
3.30%, 10/17/46	CAD	250	145,704
3.70%, 10/17/48	CAD	120	74,667
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD	600	408,428
3.15%, 12/01/51	CAD	560	326,616
3.50%, 06/02/62	CAD	30	18,268
4.40%, 06/01/42	CAD	220	158,994
4.70%, 06/01/41	CAD	200	150,123
Province of Ontario Canada
0.01%, 11/25/30(a)	EUR	300	230,219
0.25%, 12/15/26(a)	GBP	200	192,846
0.38%, 06/14/24(a)	EUR	200	190,137
0.38%, 04/08/27(a)	EUR	200	176,468
0.63%, 04/17/25(a)	EUR	400	374,594
1.05%, 09/08/27	CAD	300	193,283
1.35%, 09/08/26	CAD	300	200,252
1.35%, 12/02/30	CAD	1,500	901,894
1.75%, 09/08/25	CAD	1,300	896,187
1.85%, 02/01/27	CAD	500	338,184
1.90%, 12/02/51	CAD	1,520	670,447
1.95%, 01/27/23	CAD	150	109,556
2.05%, 06/02/30	CAD	1,550	995,739
2.15%, 06/02/31	CAD	900	571,769
2.25%, 12/02/31	CAD	1,000	635,475
2.30%, 09/08/24	CAD	300	213,210
2.40%, 06/02/26	CAD	2,860	1,993,529
2.55%, 12/02/52	CAD	1,000	517,114
2.60%, 09/08/23	CAD	1,000	723,749
2.60%, 06/02/25	CAD	1,050	743,821
2.60%, 06/02/27	CAD	1,360	946,984
2.65%, 02/05/25	CAD	1,000	711,902
2.65%, 12/02/50	CAD	2,000	1,066,716
2.70%, 06/02/29	CAD	960	655,056
2.80%, 06/02/48	CAD	1,640	910,989
2.85%, 06/02/23	CAD	550	400,533
2.90%, 06/02/28	CAD	1,000	699,204
2.90%, 12/02/46	CAD	1,600	912,188
2.90%, 06/02/49	CAD	1,450	818,412
3.45%, 06/02/45	CAD	2,340	1,478,167
3.50%, 06/02/24	CAD	970	705,262
3.50%, 06/02/43	CAD	1,620	1,039,613
3.75%, 06/02/32	CAD	1,750	1,254,885
3.75%, 12/02/53	CAD	1,330	886,156
4.60%, 06/02/39	CAD	2,590	1,943,446
4.65%, 06/02/41	CAD	2,250	1,695,737
4.70%, 06/02/37	CAD	1,703	1,294,973
5.60%, 06/02/35	CAD	500	413,851
5.85%, 03/08/33	CAD	290	242,699

Security	Par (000)		Value

Canada (continued)
6.20%, 06/02/31	CAD	580	$493,005
6.50%, 03/08/29	CAD	50	41,955
Province of Quebec Canada
0.20%, 04/07/25(a)	EUR	500	463,988
0.25%, 05/05/31(a)	EUR	450	347,827
0.50%, 01/25/32(a)	EUR	500	387,147
0.88%, 01/15/25(a)	EUR	100	94,733
0.88%, 05/04/27(a)	EUR	550	496,625
0.88%, 07/05/28(a)	EUR	150	131,710
1.13%, 10/28/25(a)	EUR	300	281,882
1.50%, 12/15/23(a)	GBP	200	223,780
1.90%, 09/01/30	CAD	3,540	2,242,204
2.25%, 02/22/24	CAD	400	286,687
2.30%, 09/01/29	CAD	2,010	1,334,890
2.45%, 03/01/23	CAD	600	438,077
2.50%, 09/01/26	CAD	1,800	1,256,545
2.60%, 07/06/25	CAD	300	212,494
2.75%, 09/01/25	CAD	250	177,375
2.75%, 09/01/27	CAD	500	349,958
2.75%, 09/01/28	CAD	590	408,667
2.85%, 12/01/53	CAD	1,620	899,380
3.00%, 09/01/23	CAD	50	36,324
3.10%, 12/01/51	CAD	1,390	817,196
3.25%, 09/01/32	CAD	500	344,108
3.50%, 12/01/45	CAD	2,580	1,647,481
3.50%, 12/01/48	CAD	1,280	812,234
3.75%, 09/01/24	CAD	100	72,983
4.25%, 12/01/43	CAD	600	430,894
5.00%, 12/01/38	CAD	950	746,772
5.00%, 12/01/41	CAD	1,500	1,184,993
5.75%, 12/01/36	CAD	1,520	1,283,557
6.25%, 06/01/32	CAD	110	94,645
Province of Saskatchewan Canada
2.20%, 06/02/30	CAD	400	259,622
2.65%, 06/02/27	CAD	450	313,852
2.75%, 12/02/46	CAD	300	165,444
2.80%, 12/02/52	CAD	320	174,400
3.05%, 12/02/28	CAD	200	140,131
3.10%, 06/02/50	CAD	400	233,975
3.20%, 06/03/24	CAD	20	14,477
3.30%, 06/02/48	CAD	200	121,628
3.40%, 02/03/42	CAD	100	63,409
3.75%, 03/05/54	CAD	400	263,821
3.90%, 06/02/45	CAD	150	101,355
4.75%, 06/01/40	CAD	100	76,127
PSP Capital Inc.
1.50%, 03/15/28(a)	CAD	450	292,412
3.00%, 11/05/25(a)	CAD	200	142,444
Regional Municipality of Peel Ontario, 3.85%, 10/30/42	CAD	100	65,149
Regional Municipality of York, 2.60%, 12/15/25	CAD	50	35,135
South Coast British Columbia Transportation Authority, 3.25%, 11/23/28	CAD	250	176,753

			170,668,466

Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/26	CLP	780,000	767,296
4.70%, 09/01/30(e)	CLP	350,000	329,931
5.00%, 10/01/28(e)	CLP	600,000	583,072
5.00%, 03/01/35	CLP	600,000	562,096

106	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chile (continued)
5.10%, 07/15/50	CLP	250,000	$221,288
6.00%, 01/01/43	CLP	315,000	319,722
Chile Government International Bond
0.10%, 01/26/27 (Call 12/26/26)	EUR	200	165,188
0.56%, 01/21/29 (Call 11/21/28)	EUR	200	155,242
0.83%, 07/02/31 (Call 04/02/31)	EUR	100	72,043
1.25%, 01/29/40 (Call 10/31/39)	EUR	300	176,628
1.25%, 01/22/51 (Call 07/31/50)	EUR	200	96,402
1.63%, 01/30/25	EUR	300	282,392
1.75%, 01/20/26	EUR	300	275,508

			4,006,808

China — 18.1%
Agricultural Development Bank of China
2.25%, 04/22/25	CNY	25,000	3,420,005
2.87%, 05/14/27	CNY	5,000	693,222
2.96%, 04/17/30	CNY	39,000	5,377,155
2.99%, 08/11/26	CNY	62,000	8,655,076
3.06%, 06/06/32	CNY	36,000	4,988,436
3.24%, 08/14/24	CNY	11,000	1,535,231
3.30%, 11/05/31	CNY	3,000	423,833
3.35%, 03/24/26	CNY	40,000	5,651,714
3.48%, 02/04/28	CNY	15,000	2,136,595
3.51%, 04/03/24	CNY	32,500	4,541,388
3.52%, 05/24/31	CNY	42,000	6,020,445
3.55%, 11/21/23	CNY	7,000	975,258
3.63%, 07/19/26	CNY	77,800	11,097,687
3.74%, 07/12/29	CNY	54,500	7,887,439
3.75%, 01/25/29	CNY	32,650	4,721,067
3.79%, 10/26/30	CNY	18,000	2,622,881
3.83%, 01/06/24	CNY	12,300	1,720,645
3.85%, 01/06/27	CNY	56,100	8,083,024
3.95%, 02/26/31	CNY	13,000	1,914,982
4.00%, 11/12/25	CNY	46,000	6,602,707
4.65%, 05/11/28	CNY	24,000	3,619,664
4.98%, 01/12/25	CNY	20,000	2,899,871
China Development Bank
0.63%, 12/12/22(a)	EUR	300	295,950
1.25%, 01/21/23(a)	GBP	242	275,527
3.00%, 01/17/32	CNY	68,000	9,391,763
3.05%, 08/25/26	CNY	57,000	7,971,378
3.07%, 03/10/30	CNY	32,900	4,576,366
3.09%, 06/18/30	CNY	29,450	4,098,088
3.12%, 09/13/31	CNY	39,000	5,434,917
3.23%, 01/10/25	CNY	155,000	21,693,120
3.30%, 02/01/24	CNY	6,000	835,171
3.42%, 07/02/24	CNY	33,800	4,728,925
3.45%, 09/20/29	CNY	17,000	2,424,385
3.48%, 01/08/29	CNY	225,500	32,161,232
3.50%, 08/13/26	CNY	8,200	1,165,724
3.65%, 05/21/29	CNY	114,500	16,500,576
3.66%, 03/01/31	CNY	8,500	1,230,792
3.68%, 02/26/26	CNY	63,000	8,989,149
3.70%, 10/20/30	CNY	45,050	6,530,170
3.74%, 09/10/25	CNY	20,000	2,848,354
3.80%, 01/25/36	CNY	67,000	9,902,755
3.85%, 01/09/24	CNY	15,000	2,099,046
4.04%, 07/06/28	CNY	27,600	4,046,747
4.15%, 10/26/25	CNY	38,000	5,481,744
4.21%, 04/13/25	CNY	23,000	3,294,862
4.73%, 04/02/25	CNY	37,500	5,428,473

Security	Par (000)		Value

China (continued)
4.88%, 02/09/28	CNY	77,900	$11,831,758
5.25%, 06/24/28	CNY	10,000	1,553,175
China Government Bond
1.99%, 09/15/24	CNY	30,000	4,106,514
1.99%, 04/09/25	CNY	347,100	47,347,339
2.18%, 06/25/24	CNY	159,660	21,941,930
2.26%, 02/24/25	CNY	49,000	6,731,005
2.37%, 01/20/27	CNY	25,000	3,420,725
2.68%, 05/21/30	CNY	264,360	36,207,243
2.69%, 08/12/26	CNY	30,000	4,161,099
2.70%, 11/03/26	CNY	5,000	692,633
2.74%, 08/04/26	CNY	50,000	6,948,524
2.75%, 06/15/29	CNY	35,000	4,826,467
2.75%, 02/17/32	CNY	42,520	5,839,349
2.85%, 06/04/27	CNY	86,000	11,997,062
2.90%, 05/05/26	CNY	133,000	18,577,286
3.01%, 05/13/28	CNY	110,000	15,461,582
3.02%, 05/27/31	CNY	53,000	7,443,934
3.03%, 03/11/26	CNY	15,300	2,148,322
3.12%, 12/05/26	CNY	36,050	5,085,359
3.13%, 11/21/29	CNY	35,000	4,950,621
3.19%, 04/11/24	CNY	19,500	2,726,062
3.22%, 12/06/25	CNY	30,000	4,235,456
3.25%, 06/06/26	CNY	48,080	6,806,074
3.25%, 11/22/28	CNY	46,000	6,564,766
3.29%, 05/23/29	CNY	65,700	9,402,933
3.39%, 03/16/50	CNY	128,800	18,416,286
3.40%, 02/09/27	CNY	12,000	1,714,175
3.40%, 07/15/72	CNY	26,200	3,776,898
3.52%, 04/25/46	CNY	8,000	1,161,626
3.54%, 08/16/28	CNY	4,000	581,816
3.60%, 09/06/25	CNY	21,730	3,102,091
3.72%, 04/12/51	CNY	58,890	8,935,004
3.73%, 05/25/70	CNY	13,820	2,140,314
3.74%, 09/22/35	CNY	18,250	2,744,676
3.76%, 03/22/71	CNY	22,950	3,582,270
3.81%, 09/14/50	CNY	64,500	9,919,705
3.86%, 07/22/49	CNY	20,000	3,091,278
3.97%, 07/23/48	CNY	40,600	6,351,281
4.00%, 06/24/69	CNY	26,000	4,250,248
4.05%, 07/24/47	CNY	18,400	2,913,506
4.08%, 10/22/48	CNY	34,800	5,554,430
4.09%, 04/27/35	CNY	19,850	3,107,339
4.22%, 03/19/48	CNY	4,000	650,536
4.50%, 06/23/41	CNY	10,850	1,849,135
China Government International Bond
0.13%, 11/12/26 (Call 08/12/26)(a)	EUR	800	691,822
0.63%, 11/17/33(a)	EUR	400	291,799
1.00%, 11/12/39 (Call 08/12/39)(a)	EUR	200	126,496
Export-Import Bank of China (The)
0.75%, 05/28/23(a)	EUR	100	97,594
2.82%, 06/17/27	CNY	3,000	415,165
2.93%, 03/02/25	CNY	68,100	9,467,716
3.18%, 03/11/32	CNY	31,000	4,338,454
3.22%, 05/14/26	CNY	39,000	5,486,536
3.23%, 03/23/30	CNY	30,000	4,211,657
3.26%, 02/24/27	CNY	15,000	2,113,248
3.28%, 02/11/24	CNY	82,700	11,498,185
3.33%, 02/22/26	CNY	20,000	2,822,624
3.38%, 07/16/31	CNY	22,000	3,124,901

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

China (continued)
3.43%, 10/23/25	CNY	28,000	$3,957,849
3.74%, 11/16/30	CNY	26,000	3,776,743
3.86%, 05/20/29	CNY	60,200	8,771,008
3.87%, 09/14/25	CNY	11,000	1,571,629
3.88%, 01/12/36	CNY	2,700	400,357
4.11%, 03/20/27	CNY	7,000	1,019,453
4.89%, 03/26/28	CNY	21,800	3,315,908
Italy Buoni Poliennali Del Tesoro, 1.75%, 07/01/24(a)	EUR	4,416	4,297,776

			663,640,291

Colombia — 0.1%
Colombian TES
Series B, 5.75%, 11/03/27	COP	5,148,700	757,916
Series B, 6.00%, 04/28/28	COP	3,890,900	561,345
Series B, 6.25%, 11/26/25	COP	6,268,700	1,056,035
Series B, 6.25%, 07/09/36	COP	3,000,000	329,452
Series B, 7.00%, 06/30/32	COP	8,989,600	1,167,542
Series B, 7.25%, 10/18/34	COP	4,501,400	569,471
Series B, 7.75%, 09/18/30	COP	2,864,600	414,672

			4,856,433

Croatia — 0.0%
Croatia Government International Bond
1.13%, 06/19/29(a)	EUR	150	124,912
1.13%, 03/04/33(a)	EUR	200	144,863
1.50%, 06/17/31(a)	EUR	200	160,122
1.75%, 03/04/41(a)	EUR	180	118,285
2.70%, 06/15/28(a)	EUR	300	285,064
2.75%, 01/27/30(a)	EUR	250	225,874
3.00%, 03/20/27(a)	EUR	200	196,753

			1,255,873

Cyprus — 0.0%
Cyprus Government International Bond
1.25%, 01/21/40(a)	EUR	472	300,648
2.38%, 09/25/28(a)	EUR	400	365,605
4.25%, 11/04/25(a)	EUR	300	306,016

			972,269

Czech Republic — 0.3%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	19,280	518,570
0.45%, 10/25/23(a)	CZK	13,470	511,232
0.95%, 05/15/30(a)	CZK	16,960	481,300
1.00%, 06/26/26(a)	CZK	39,570	1,330,327
1.20%, 03/13/31	CZK	27,110	762,918
1.25%, 02/14/25	CZK	37,500	1,353,152
1.50%, 04/24/40	CZK	9,290	202,435
1.75%, 06/23/32	CZK	17,000	483,094
2.00%, 10/13/33	CZK	34,920	979,672
2.50%, 08/25/28(a)	CZK	14,600	488,748
2.75%, 07/23/29	CZK	31,910	1,060,549
4.20%, 12/04/36(a)	CZK	15,940	545,904
5.70%, 05/25/24(a)	CZK	11,440	458,168

			9,176,069

Denmark — 0.4%
Denmark Government Bond
0.00%, 11/15/24(d)	DKK	5,000	635,374
0.00%, 11/15/31(d)	DKK	19,560	2,073,883
0.25%, 11/15/52	DKK	7,635	544,927
0.50%, 11/15/27	DKK	20,594	2,496,766
0.50%, 11/15/29	DKK	9,200	1,069,424

Security	Par (000)		Value

Denmark (continued)
1.50%, 11/15/23	DKK	6,518	$860,785
1.75%, 11/15/25	DKK	12,500	1,637,577
4.50%, 11/15/39	DKK	13,774	2,282,495
7.00%, 11/10/24	DKK	2,000	290,392
Kommunekredit
0.01%, 05/04/34(a)	EUR	300	208,582
0.50%, 01/24/25(a)	EUR	300	282,220
0.63%, 05/11/26(a)	EUR	400	366,629
0.75%, 05/18/27(a)	EUR	120	108,140
0.88%, 11/03/36(a)	EUR	300	220,017

			13,077,211

Finland — 0.4%
Finland Government Bond
0.00%, 09/15/24(d)(e)	EUR	1,000	953,226
0.13%, 09/15/31(e)	EUR	937	743,505
0.13%, 04/15/36(e)	EUR	640	438,486
0.13%, 04/15/52(e)	EUR	872	418,485
0.25%, 09/15/40(e)	EUR	591	367,815
0.50%, 04/15/26(e)	EUR	1,245	1,161,655
0.50%, 09/15/27(e)	EUR	3,006	2,708,040
0.50%, 09/15/28(e)	EUR	293	257,607
0.50%, 09/15/29(e)	EUR	1,010	866,878
0.50%, 04/15/43(e)	EUR	810	505,569
0.75%, 04/15/31(e)	EUR	947	804,092
1.13%, 04/15/34(e)	EUR	896	735,181
1.38%, 04/15/47(e)	EUR	456	340,370
2.00%, 04/15/24(e)	EUR	868	858,238
2.63%, 07/04/42(e)	EUR	1,036	975,492
2.75%, 07/04/28(e)	EUR	1,087	1,087,505
Finnvera OYJ
0.38%, 04/09/29(a)	EUR	300	252,860
0.50%, 04/13/26(a)	EUR	200	182,627
0.75%, 08/07/28(a)	EUR	200	175,414
1.13%, 05/17/32(a)	EUR	100	83,390
Kuntarahoitus OYJ
0.00%, 03/02/31(a)(d)	EUR	400	310,306
0.13%, 03/07/24(a)	EUR	600	574,408
0.63%, 11/26/26(a)	EUR	300	272,247
0.75%, 09/07/27(a)	EUR	150	134,478
1.25%, 02/23/33(a)	EUR	200	167,062

			15,374,936

France — 6.9%
Action Logement Services
0.50%, 10/30/34(a)	EUR	200	144,146
0.75%, 07/19/41(a)	EUR	300	186,198
3.13%, 09/28/37	EUR	200	188,813
Agence Francaise de Developpement EPIC
0.00%, 03/25/25(a)(d)	EUR	200	186,050
0.25%, 07/21/26(a)	EUR	700	633,631
0.25%, 06/29/29(a)	EUR	1,000	835,091
0.38%, 04/30/24(a)	EUR	300	287,249
0.50%, 05/25/30(a)	EUR	400	332,712
1.00%, 01/31/28(a)	EUR	200	180,860
1.38%, 07/05/32(a)	EUR	700	595,680
1.50%, 10/31/34(a)	EUR	300	244,882
1.63%, 05/25/32(a)	EUR	500	434,810
Agence France Locale
0.00%, 09/20/27(a)(d)	EUR	300	260,035
0.50%, 06/20/24(a)	EUR	100	95,644

108	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Bpifrance SACA
0.05%, 09/26/29(a)	EUR	300	$244,906
0.13%, 11/25/28(a)	EUR	1,200	1,012,604
0.25%, 03/29/30(a)	EUR	200	163,733
0.63%, 05/25/26(a)	EUR	600	553,738
0.75%, 11/25/24(a)	EUR	100	95,344
0.88%, 09/26/28(a)	EUR	500	442,924
1.00%, 05/25/27(a)	EUR	500	458,918
1.88%, 05/25/30(a)	EUR	300	277,655
2.50%, 05/25/24(a)	EUR	100	98,881
Caisse d’Amortissement de la Dette Sociale
0.00%, 02/25/28(a)(d)	EUR	1,800	1,538,883
0.00%, 05/25/29(a)(d)	EUR	1,100	908,860
0.00%, 05/25/31(a)(d)	EUR	1,000	775,736
0.13%, 10/25/23(a)	EUR	1,500	1,448,651
0.13%, 09/15/31(a)	EUR	1,000	775,183
0.45%, 01/19/32(a)	EUR	800	631,855
0.60%, 11/25/29(a)	EUR	400	340,274
1.38%, 11/25/24(a)	EUR	1,250	1,205,776
4.00%, 12/15/25(a)	EUR	540	556,058
Caisse de Refinancement de l’Habitat SA, 2.38%, 03/05/24(a)	CHF	150	151,931
Caisse des Depots et Consignations, 0.00%, 06/19/24(a)(d)	EUR	300	284,764
Caisse Francaise de Financement Local
0.01%, 05/07/25(a)	EUR	400	368,392
0.01%, 06/24/30(a)	EUR	500	391,994
0.01%, 03/18/31	EUR	400	305,527
0.10%, 11/13/29(a)	EUR	200	161,053
0.13%, 02/15/36(a)	EUR	300	196,275
0.38%, 05/11/24(a)	EUR	300	286,211
0.38%, 01/20/32(a)	EUR	300	231,431
0.38%, 02/13/40(a)	EUR	100	61,723
0.50%, 01/19/26(a)	EUR	100	91,651
0.50%, 02/19/27(a)	EUR	800	713,089
0.63%, 04/13/26(a)	EUR	300	274,420
0.63%, 01/20/42(a)	EUR	200	125,391
0.75%, 01/11/27(a)	EUR	100	90,339
0.75%, 09/27/27(a)	EUR	200	177,907
1.25%, 05/11/32(a)	EUR	200	166,824
1.45%, 01/16/34(a)	EUR	400	329,044
1.50%, 06/28/38(a)	EUR	200	154,888
5.38%, 07/08/24(a)	EUR	300	308,844
French Republic Government Bond OAT
0.00%, 02/25/24(a)(d)	EUR	7,330	7,053,139
0.00%, 03/25/24(a)(d)	EUR	3,640	3,494,132
0.00%, 02/25/25(a)(d)	EUR	12,590	11,839,868
0.00%, 03/25/25(a)(d)	EUR	5,138	4,825,370
0.00%, 02/25/26(a)(d)	EUR	6,720	6,186,990
0.00%, 02/25/27(a)(d)	EUR	17,680	15,875,466
0.00%, 11/25/29(a)(d)	EUR	8,580	7,182,376
0.00%, 11/25/30(a)(d)	EUR	6,540	5,315,362
0.00%, 11/25/31(a)(d)	EUR	5,010	3,947,636
0.00%, 05/25/32(a)(d)	EUR	7,790	6,022,278
0.25%, 11/25/26(a)	EUR	4,514	4,124,781
0.50%, 05/25/25(a)	EUR	4,997	4,738,481
0.50%, 05/25/26(a)	EUR	6,697	6,240,072
0.50%, 05/25/29(a)	EUR	9,063	7,965,380
0.50%, 05/25/40(e)	EUR	2,630	1,717,249
0.50%, 06/25/44(e)	EUR	4,790	2,890,312

Security		Par (000)	Value

France (continued)
0.50%, 05/25/72(e)	EUR	1,910	$788,678
0.75%, 02/25/28(a)	EUR	3,120	2,841,359
0.75%, 05/25/28(a)	EUR	5,883	5,341,845
0.75%, 11/25/28(a)	EUR	11,029	9,934,918
0.75%, 05/25/52(a)	EUR	4,640	2,606,982
0.75%, 05/25/53(e)	EUR	4,020	2,211,161
1.00%, 11/25/25(a)	EUR	13,920	13,299,997
1.00%, 05/25/27(a)	EUR	6,340	5,932,680
1.25%, 05/25/34(a)	EUR	6,700	5,600,405
1.25%, 05/25/36(e)	EUR	8,140	6,557,837
1.25%, 05/25/38(a)	EUR	1,520	1,181,268
1.50%, 05/25/31(a)	EUR	5,940	5,457,704
1.50%, 05/25/50(e)	EUR	4,732	3,363,359
1.75%, 11/25/24(a)	EUR	3,024	2,967,309
1.75%, 06/25/39(e)	EUR	4,460	3,747,865
1.75%, 05/25/66(e)	EUR	2,285	1,632,553
2.00%, 11/25/32(a)	EUR	2,390	2,222,894
2.00%, 05/25/48(e)	EUR	4,905	3,944,058
2.25%, 05/25/24(a)	EUR	4,558	4,515,253
2.50%, 05/25/30(a)	EUR	4,724	4,714,149
2.75%, 10/25/27(a)	EUR	4,689	4,736,405
3.25%, 05/25/45(a)	EUR	3,092	3,138,721
3.50%, 04/25/26(a)	EUR	1,601	1,652,611
4.00%, 10/25/38(a)	EUR	2,775	3,080,969
4.00%, 04/25/55(e)	EUR	1,796	2,111,914
4.00%, 04/25/60(a)	EUR	1,980	2,357,885
4.50%, 04/25/41(a)	EUR	5,755	6,814,445
4.75%, 04/25/35(a)	EUR	2,107	2,479,992
5.50%, 04/25/29(a)	EUR	2,118	2,475,634
5.75%, 10/25/32(a)	EUR	2,318	2,903,473
6.00%, 10/25/25(a)	EUR	398	436,766
Gestion Securite de Stocks Securite SA, 0.63%, 10/20/28(a)	EUR	200	174,375
Ile de France, 0.00%, 04/20/28(a)(d)	EUR	300	256,326
Regie Autonome des Transports Parisiens, 1.88%, 05/25/32(a)	EUR	100	88,919
Region of Ile de France, 0.50%, 06/14/25(a)	EUR	400	375,053
SFIL SA
0.00%, 05/24/24(a)(d)	EUR	400	380,314
0.25%, 12/01/31(a)	EUR	300	233,640
SNCF Reseau, 2.63%, 12/29/25(a)	EUR	300	297,744
Societe Du Grand Paris EPIC
0.00%, 11/25/30(a)(d)	EUR	300	236,655
0.30%, 11/25/31(a)	EUR	400	312,702
0.70%, 10/15/60(a)	EUR	400	163,895
1.00%, 11/26/51(a)	EUR	200	108,358
1.00%, 02/18/70(a)	EUR	400	175,059
1.13%, 05/25/34(a)	EUR	500	394,025
1.63%, 04/08/42(a)	EUR	600	435,978
1.70%, 05/25/50(a)	EUR	300	205,389
Societe Nationale SNCF SA
0.63%, 04/17/30(a)	EUR	500	419,665
0.88%, 02/28/51(a)	EUR	400	200,828
1.00%, 05/25/40(a)	EUR	100	65,720
1.00%, 01/19/61(a)	EUR	200	88,138
Unedic Asseo
0.01%, 05/25/31(a)	EUR	1,200	936,920
0.10%, 11/25/26(a)	EUR	600	536,347
0.13%, 11/25/24	EUR	200	188,107
0.25%, 11/25/29(a)	EUR	400	333,020

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
0.25%, 07/16/35(a)	EUR	1,100	$754,952
0.50%, 03/20/29(a)	EUR	500	431,658
0.63%, 02/17/25(a)	EUR	700	663,267
0.63%, 03/03/26(a)	EUR	600	556,430
0.88%, 05/25/28(a)	EUR	100	89,630
1.25%, 10/21/27(a)	EUR	300	277,299
1.25%, 05/25/33(a)	EUR	200	165,720
1.50%, 04/20/32(a)	EUR	300	262,069
1.75%, 11/25/32(a)	EUR	500	442,380
Ville de Paris, 1.38%, 11/20/34(a)	EUR	100	80,920

			251,808,961

Germany — 5.5%
Bundesobligation
0.00%, 04/05/24(a)(d)	EUR	6,135	5,902,245
0.00%, 10/18/24(a)(d)	EUR	3,380	3,219,433
0.00%, 04/11/25(a)(d)	EUR	1,150	1,085,379
0.00%, 10/10/25(a)(d)	EUR	4,000	3,742,304
0.00%, 04/10/26(a)(d)	EUR	2,700	2,501,214
0.00%, 10/09/26(a)(d)	EUR	1,500	1,371,849
0.00%, 04/16/27(a)(d)	EUR	1,500	1,357,321
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(d)	EUR	6,150	5,656,913
0.00%, 11/15/27(a)(d)	EUR	3,290	2,946,951
0.00%, 11/15/28(a)(d)	EUR	2,244	1,970,743
0.00%, 08/15/29(a)(d)	EUR	2,700	2,329,350
0.00%, 02/15/30(a)(d)	EUR	5,150	4,396,502
0.00%, 08/15/30(a)(d)	EUR	1,760	1,487,327
0.00%, 02/15/31(a)(d)	EUR	3,180	2,656,029
0.00%, 08/15/31(a)(d)	EUR	2,970	2,451,544
0.00%, 02/15/32(a)(d)	EUR	4,910	3,997,863
0.00%, 05/15/35(a)(d)	EUR	3,700	2,762,431
0.00%, 05/15/36(a)(d)	EUR	8,230	5,999,200
0.00%, 08/15/50(a)(d)	EUR	4,690	2,572,457
0.00%, 08/15/52(a)(d)	EUR	1,800	950,012
0.25%, 02/15/27(a)	EUR	4,161	3,831,415
0.25%, 08/15/28(a)	EUR	3,068	2,747,978
0.25%, 02/15/29(a)	EUR	5,881	5,220,885
0.50%, 02/15/25(a)	EUR	3,569	3,418,006
0.50%, 02/15/26(a)	EUR	6,460	6,103,704
0.50%, 08/15/27(a)	EUR	10,370	9,580,892
0.50%, 02/15/28(a)	EUR	8,020	7,346,786
1.00%, 08/15/24(a)	EUR	4,668	4,542,061
1.00%, 08/15/25(a)	EUR	17,583	16,954,670
1.00%, 05/15/38(a)	EUR	1,110	909,860
1.25%, 08/15/48(a)	EUR	4,923	3,977,701
1.50%, 05/15/24(a)	EUR	6,940	6,818,743
1.70%, 08/15/32(a)	EUR	1,170	1,111,760
1.75%, 02/15/24(a)	EUR	1,700	1,676,580
1.80%, 08/15/53	EUR	1,200	1,076,797
2.50%, 07/04/44(a)	EUR	3,502	3,597,139
2.50%, 08/15/46(a)	EUR	4,413	4,585,091
3.25%, 07/04/42(a)	EUR	3,280	3,721,098
4.00%, 01/04/37(a)	EUR	2,769	3,296,836
4.25%, 07/04/39(a)	EUR	1,979	2,458,021
4.75%, 07/04/28(a)	EUR	214	241,294
4.75%, 07/04/34(a)	EUR	2,661	3,316,066
4.75%, 07/04/40(a)	EUR	2,365	3,142,006
5.50%, 01/04/31(a)	EUR	1,757	2,180,636
5.63%, 01/04/28(a)	EUR	963	1,115,717
6.25%, 01/04/30(a)	EUR	946	1,195,175

Security		Par (000)	Value

Germany (continued)
6.50%, 07/04/27(a)	EUR	862	$1,017,858
Series G, 0.00%, 08/15/30(a)(d)	EUR	1,710	1,445,513
Series G, 0.00%, 08/15/31(a)(d)	EUR	2,500	2,064,552
Series G, 0.00%, 08/15/50(a)(d)	EUR	1,070	588,913
Free and Hanseatic City of Hamburg
0.00%, 04/07/26(a)(d)	EUR	300	270,498
0.01%, 09/29/31	EUR	300	230,296
0.25%, 02/18/41(a)	EUR	200	120,555
0.40%, 11/23/51	EUR	200	103,474
0.50%, 04/27/26(a)	EUR	400	366,645
1.45%, 11/05/38(a)	EUR	100	78,396
Free State of Bavaria, 0.01%, 05/07/27(a)	EUR	700	612,954
Free State of Saxony
0.01%, 01/15/24(a)	EUR	300	288,067
0.01%, 11/05/29(a)	EUR	200	162,506
Gemeinsame Deutsche Bundeslaender
0.01%, 08/26/30(a)	EUR	500	396,575
0.25%, 03/18/24(a)	EUR	500	479,538
0.63%, 10/25/27(a)	EUR	100	89,194
0.63%, 02/13/29(a)	EUR	300	259,914
1.13%, 09/30/24(a)	EUR	400	384,820
Land Baden-Wuerttemberg
0.01%, 07/09/32(a)	EUR	200	149,961
0.63%, 01/16/25(a)	EUR	750	709,487
0.63%, 01/27/26(a)	EUR	100	92,642
0.80%, 04/05/28(a)	EUR	300	267,542
Land Berlin
0.01%, 05/18/27	EUR	500	437,439
0.01%, 07/02/30(a)	EUR	300	239,196
0.10%, 01/18/30(a)	EUR	300	244,331
0.10%, 01/18/41(a)	EUR	780	456,473
0.25%, 04/22/25(a)	EUR	300	279,685
0.63%, 03/20/26(a)	EUR	100	92,330
0.63%, 02/08/27(a)	EUR	350	316,964
0.63%, 01/26/52(a)	EUR	200	111,822
0.75%, 04/03/34(a)	EUR	400	309,176
1.00%, 05/19/32(a)	EUR	300	249,979
1.38%, 06/05/37(a)	EUR	620	489,265
1.63%, 06/03/24(a)	EUR	75	73,079
Land Nordrhein Westfalen
0.50%, 01/15/52(a)	EUR	300	158,653
1.00%, 10/16/46(a)	EUR	420	280,248
Land Thueringen
0.20%, 10/26/26(a)	EUR	60	53,747
0.38%, 12/01/51(a)	EUR	150	77,522
0.50%, 03/02/27(a)	EUR	100	89,925
Lower Saxony, 0.50%, 06/13/25(a)	EUR	150	140,442
State of Brandenburg
0.01%, 06/26/28(a)	EUR	500	423,495
0.25%, 10/19/26(a)	EUR	500	449,001
0.60%, 10/13/51(a)	EUR	200	111,751
1.13%, 07/04/33(a)	EUR	100	82,248
State of Bremen
0.01%, 10/06/28(a)	EUR	300	252,084
0.15%, 09/14/40(a)	EUR	300	178,810
0.55%, 02/04/50(a)	EUR	300	167,923
1.20%, 01/30/34(a)	EUR	200	163,413
State of Hesse
0.01%, 03/11/30(a)	EUR	400	322,169
0.25%, 06/10/25(a)	EUR	800	743,796

110	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.38%, 07/06/26(a)	EUR	625	$567,873
0.63%, 08/02/28(a)	EUR	600	525,863
0.75%, 08/04/36(a)	EUR	200	146,571
0.88%, 12/10/24(a)	EUR	200	190,861
1.75%, 01/20/23(a)	EUR	50	49,438
State of Lower Saxony
0.00%, 08/02/24(a)(d)	EUR	280	264,836
0.00%, 09/15/25(a)(d)	EUR	200	183,552
0.00%, 07/10/26(a)(d)	EUR	400	358,185
0.00%, 02/11/27(a)(d)	EUR	400	352,394
0.01%, 04/15/24(a)	EUR	500	477,122
0.01%, 05/26/28(a)	EUR	680	578,164
0.01%, 08/13/30(a)	EUR	400	317,904
0.13%, 01/09/32(a)	EUR	700	538,650
0.25%, 04/15/36(a)	EUR	100	68,274
0.38%, 01/09/26(a)	EUR	400	367,917
0.50%, 06/08/26(a)	EUR	450	411,661
0.75%, 02/15/28(a)	EUR	720	642,513
State of North Rhine-Westphalia Germany
0.00%, 01/15/29(a)(d)	EUR	550	458,876
0.00%, 10/12/35(a)(d)	EUR	375	250,117
0.13%, 06/04/31(a)	EUR	500	392,340
0.20%, 02/16/24(a)	EUR	310	297,773
0.20%, 03/31/27(a)	EUR	400	354,355
0.20%, 04/09/30(a)	EUR	300	244,921
0.20%, 01/27/51(a)	EUR	250	121,241
0.25%, 03/13/26(a)	EUR	670	611,157
0.38%, 09/02/50(a)	EUR	100	52,084
0.50%, 03/11/25(a)	EUR	300	282,460
0.50%, 04/16/26(a)	EUR	65	59,674
0.50%, 02/16/27(a)	EUR	500	450,360
0.50%, 11/25/39(a)	EUR	1,100	717,469
0.63%, 11/17/23(a)	EUR	500	485,310
0.63%, 07/21/31(a)	EUR	160	130,990
0.75%, 08/16/41(a)	EUR	50	33,274
0.80%, 07/30/49(a)	EUR	430	260,463
0.95%, 01/10/2121(a)	EUR	340	138,511
1.00%, 01/16/25(a)	EUR	700	667,895
1.10%, 03/13/34(a)	EUR	700	565,996
1.25%, 05/12/36(a)	EUR	200	157,825
1.38%, 01/15/2120(a)	EUR	360	186,523
1.45%, 02/16/43(a)	EUR	250	188,262
1.45%, 01/19/2122(a)	EUR	200	108,201
1.50%, 06/12/40(a)	EUR	300	234,094
1.55%, 06/16/48(a)	EUR	400	301,946
1.63%, 10/24/30(a)	EUR	320	288,838
1.65%, 02/22/38(a)	EUR	530	431,955
1.65%, 05/16/47(a)	EUR	170	131,596
1.75%, 10/26/57(a)	EUR	480	362,311
1.75%, 07/11/68(a)	EUR	350	252,934
1.95%, 09/26/78(a)	EUR	540	410,338
2.15%, 03/21/2119(a)	EUR	350	259,990
2.25%, 06/14/52(a)	EUR	310	266,154
State of Rhineland-Palatinate
0.05%, 01/23/30(a)	EUR	400	324,359
0.38%, 01/26/27(a)	EUR	300	268,941
0.38%, 03/10/51(a)	EUR	200	104,308
0.75%, 01/19/26(a)	EUR	500	464,813
State of Saxony-Anhalt
0.00%, 04/01/25(a)(d)	EUR	300	278,301

Security		Par (000)	Value

Germany (continued)
0.00%, 03/10/31(a)(d)	EUR	300	$234,263
0.50%, 06/25/27(a)	EUR	450	401,904
State of Schleswig-Holstein Germany
0.13%, 05/24/23(a)	EUR	300	293,392
0.13%, 06/12/29(a)	EUR	500	415,134
0.20%, 08/15/39(a)	EUR	250	154,696
0.38%, 10/30/24(a)	EUR	300	284,014
0.38%, 02/08/27(a)	EUR	200	179,168

			200,300,154

Hungary — 0.1%
Hungary Government Bond
2.25%, 04/20/33	HUF	150,000	185,608
2.25%, 06/22/34	HUF	150,000	179,402
2.50%, 10/24/24	HUF	404,520	800,110
2.75%, 12/22/26	HUF	245,950	419,762
3.00%, 10/27/27	HUF	335,260	556,479
3.00%, 08/21/30	HUF	150,000	225,101
3.00%, 10/27/38	HUF	40,000	46,316
3.25%, 10/22/31	HUF	255,650	374,427
5.50%, 06/24/25	HUF	190,370	384,175
6.75%, 10/22/28	HUF	219,890	433,344
Hungary Government International Bond
1.25%, 10/22/25(a)	EUR	250	220,854
1.63%, 04/28/32(a)	EUR	823	554,138
4.25%, 06/16/31(a)	EUR	200	169,667

			4,549,383

Iceland — 0.0%
Iceland Government International Bond, 0.50%, 12/20/22(a)	EUR	100	98,668

Indonesia — 1.0%
Indonesia Government International Bond
0.90%, 02/14/27	EUR	100	82,926
1.40%, 10/30/31	EUR	300	214,888
1.75%, 04/24/25	EUR	200	185,101
2.63%, 06/14/23(a)	EUR	250	245,296
3.38%, 07/30/25(a)	EUR	500	479,084
3.75%, 06/14/28(a)	EUR	300	276,184
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	15,000,000	961,741
6.25%, 06/15/36	IDR	17,555,000	1,009,732
6.38%, 08/15/28	IDR	36,232,000	2,216,081
6.38%, 04/15/32	IDR	25,000,000	1,482,016
6.38%, 07/15/37	IDR	6,353,000	365,071
6.50%, 06/15/25	IDR	22,543,000	1,429,513
6.50%, 02/15/31	IDR	24,342,000	1,464,344
6.88%, 08/15/51	IDR	15,000,000	887,200
7.00%, 05/15/27	IDR	25,000,000	1,585,623
7.00%, 09/15/30	IDR	20,048,000	1,248,933
7.13%, 06/15/42	IDR	21,144,000	1,290,736
7.25%, 02/15/26	IDR	36,000,000	2,321,634
7.38%, 05/15/48	IDR	9,808,000	613,023
7.50%, 08/15/32	IDR	41,912,000	2,670,061
7.50%, 06/15/35	IDR	28,000,000	1,773,402
7.50%, 04/15/40	IDR	10,210,000	648,714
7.75%, 04/15/31	IDR	15,000,000	960,673
8.13%, 05/15/24	IDR	18,000,000	1,176,639
8.25%, 05/15/29	IDR	58,031,000	3,876,199
8.25%, 05/15/36	IDR	18,000,000	1,210,498
8.38%, 03/15/24	IDR	15,790,000	1,033,732

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
8.38%, 09/15/26	IDR	9,000,000	$597,765
8.38%, 04/15/39	IDR	19,760,000	1,338,993
8.75%, 02/15/44	IDR	12,320,000	882,988
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR	7,600,000	544,135

			35,072,925

Ireland — 0.5%
Ireland Government Bond
0.00%, 10/18/31(a)(d)	EUR	790	624,910
0.20%, 05/15/27(a)	EUR	2,050	1,853,588
0.20%, 10/18/30(a)	EUR	770	639,489
0.35%, 10/18/32(a)	EUR	830	659,643
0.40%, 05/15/35(a)	EUR	1,105	818,979
0.55%, 04/22/41(a)	EUR	898	577,933
0.90%, 05/15/28(a)	EUR	520	477,024
1.00%, 05/15/26(a)	EUR	2,978	2,841,709
1.10%, 05/15/29(a)	EUR	1,281	1,172,065
1.30%, 05/15/33(a)	EUR	1,006	870,682
1.35%, 03/18/31(a)	EUR	492	449,344
1.50%, 05/15/50(a)	EUR	1,110	785,142
1.70%, 05/15/37(a)	EUR	579	490,275
2.00%, 02/18/45(a)	EUR	1,051	863,586
2.40%, 05/15/30(a)	EUR	1,517	1,501,918
3.40%, 03/18/24(a)	EUR	1,650	1,659,099
5.40%, 03/13/25	EUR	864	918,817

			17,204,203

Isle Of Man — 0.0%
Isle of Man Government International Bond, 1.63%, 09/14/51 (Call 03/14/51)(a)	GBP	150	92,139

Israel — 0.3%
Israel Government Bond - Fixed
0.50%, 04/30/25	ILS	5,000	1,320,541
0.50%, 02/27/26	ILS	2,650	684,512
1.00%, 03/31/30	ILS	2,730	657,510
1.30%, 04/30/32	ILS	3,120	741,185
1.50%, 11/30/23	ILS	2,760	766,396
1.50%, 05/31/37	ILS	2,700	596,637
1.75%, 08/31/25	ILS	3,049	826,621
2.00%, 03/31/27	ILS	1,550	415,405
2.25%, 09/28/28	ILS	4,628	1,236,087
3.75%, 03/31/24	ILS	1,377	391,497
3.75%, 03/31/47	ILS	3,151	916,591
5.50%, 01/31/42	ILS	2,210	802,055
6.25%, 10/30/26	ILS	650	204,069
Israel Government International Bond
0.63%, 01/18/32(a)	EUR	200	145,873
1.50%, 01/18/27(a)	EUR	100	90,290
1.50%, 01/16/29(a)	EUR	500	428,115
2.50%, 01/16/49(a)	EUR	200	151,151

			10,374,535

Italy — 4.9%
Cassa Depositi e Prestiti SpA
0.75%, 11/21/22(a)	EUR	200	197,626
1.00%, 09/21/28(a)	EUR	300	251,298
1.00%, 02/11/30(a)	EUR	100	79,615
1.50%, 06/21/24(a)	EUR	400	385,951
2.13%, 03/21/26(a)	EUR	100	94,366

Security		Par (000)	Value

Italy (continued)
Italy Buoni Poliennali Del Tesoro
0.00%, 01/30/24(a)(d)	EUR	1,000	$957,476
0.00%, 04/15/24(a)(d)	EUR	6,670	6,347,538
0.00%, 08/15/24(a)(d)	EUR	3,360	3,165,351
0.00%, 04/01/26(a)(d)	EUR	2,280	2,015,586
0.25%, 03/15/28(a)	EUR	3,362	2,777,938
0.35%, 02/01/25(a)	EUR	5,164	4,825,395
0.45%, 02/15/29(a)	EUR	1,760	1,420,728
0.50%, 02/01/26(a)	EUR	6,270	5,677,197
0.50%, 07/15/28(a)	EUR	3,100	2,568,470
0.60%, 08/01/31(e)	EUR	5,283	3,899,769
0.85%, 01/15/27(a)	EUR	4,122	3,680,385
0.90%, 04/01/31(a)	EUR	2,300	1,771,420
0.95%, 08/01/30(a)	EUR	2,411	1,910,687
0.95%, 12/01/31(e)	EUR	5,843	4,402,244
0.95%, 06/01/32(a)	EUR	1,910	1,416,347
0.95%, 03/01/37(e)	EUR	1,810	1,159,975
1.20%, 08/15/25(a)	EUR	1,600	1,499,894
1.25%, 12/01/26(a)	EUR	2,437	2,221,283
1.35%, 04/01/30(a)	EUR	2,829	2,345,306
1.45%, 11/15/24(a)	EUR	4,793	4,618,122
1.45%, 05/15/25(a)	EUR	6,181	5,874,787
1.45%, 03/01/36(e)	EUR	4,700	3,329,420
1.50%, 06/01/25(a)	EUR	945	898,529
1.50%, 04/30/45(e)	EUR	880	519,309
1.60%, 06/01/26(a)	EUR	1,906	1,779,949
1.65%, 12/01/30(e)	EUR	3,013	2,504,427
1.65%, 03/01/32(e)	EUR	3,782	3,037,740
1.70%, 09/01/51(e)	EUR	1,680	973,925
1.80%, 03/01/41(e)	EUR	3,970	2,643,986
1.85%, 05/15/24(a)	EUR	2,680	2,615,111
1.85%, 07/01/25(e)	EUR	760	727,021
2.00%, 12/01/25(a)	EUR	2,289	2,188,201
2.00%, 02/01/28(a)	EUR	2,994	2,737,293
2.05%, 08/01/27(a)	EUR	4,143	3,845,875
2.10%, 07/15/26(a)	EUR	6,202	5,880,650
2.15%, 09/01/52(e)	EUR	1,490	942,631
2.15%, 03/01/72(e)	EUR	940	546,764
2.20%, 06/01/27(a)	EUR	5,946	5,580,328
2.25%, 09/01/36(e)	EUR	2,455	1,913,483
2.45%, 09/01/33(e)	EUR	2,170	1,799,838
2.45%, 09/01/50(e)	EUR	2,526	1,741,182
2.50%, 12/01/24(a)	EUR	819	804,237
2.50%, 11/15/25(a)	EUR	2,843	2,762,196
2.70%, 03/01/47(e)	EUR	2,380	1,786,299
2.80%, 12/01/28(a)	EUR	3,483	3,285,115
2.80%, 06/15/29(a)	EUR	7,330	6,805,761
2.80%, 03/01/67(e)	EUR	990	683,693
2.95%, 09/01/38(e)	EUR	1,854	1,527,499
3.00%, 08/01/29(a)	EUR	2,949	2,783,115
3.10%, 03/01/40(e)	EUR	1,704	1,415,636
3.25%, 09/01/46(e)	EUR	2,492	2,069,668
3.35%, 03/01/35(e)	EUR	3,349	2,980,636
3.45%, 03/01/48(e)	EUR	3,631	3,099,891
3.50%, 03/01/30(e)	EUR	4,350	4,219,013
3.75%, 09/01/24(a)	EUR	1,000	1,006,493
3.85%, 09/01/49(e)	EUR	1,631	1,477,472
4.00%, 04/30/35(e)	EUR	4,010	3,830,006
4.00%, 02/01/37(e)	EUR	3,277	3,127,479
4.50%, 03/01/26(e)	EUR	1,359	1,399,237

112	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
4.75%, 09/01/28(e)	EUR	3,153	$3,294,838
4.75%, 09/01/44(e)	EUR	2,980	3,073,385
5.00%, 03/01/25(e)	EUR	2,212	2,287,570
5.00%, 08/01/34(e)	EUR	1,998	2,097,180
5.00%, 08/01/39(e)	EUR	2,401	2,528,846
5.00%, 09/01/40(e)	EUR	2,467	2,600,213
5.25%, 11/01/29(a)	EUR	407	440,940
5.75%, 02/01/33(a)	EUR	1,850	2,054,089
6.00%, 05/01/31(a)	EUR	2,905	3,295,696
6.50%, 11/01/27(a)	EUR	2,429	2,738,141
Italy Government International Bond, 5.20%, 07/31/34	EUR	400	404,487

			181,649,247

Japan — 10.9%
Development Bank of Japan Inc., 0.88%, 10/10/25(a)	EUR	700	650,545
Japan Government Five Year Bond
0.00%, 03/20/26(d)	JPY	245,600	1,653,949
0.00%, 06/20/26(d)	JPY	1,775,000	11,947,930
0.00%, 09/20/26(d)	JPY	1,391,000	9,356,964
0.00%, 06/20/27(d)	JPY	300,000	2,012,872
0.01%, 03/20/27	JPY	300,000	2,014,910
0.10%, 06/20/23	JPY	304,200	2,048,785
0.10%, 12/20/23	JPY	826,100	5,567,612
0.10%, 03/20/24	JPY	796,350	5,367,483
0.10%, 06/20/24	JPY	828,450	5,585,066
0.10%, 09/20/24	JPY	995,000	6,709,282
0.10%, 12/20/24	JPY	1,500,000	10,118,531
0.10%, 03/20/25	JPY	450,000	3,036,770
0.10%, 06/20/25	JPY	595,200	4,018,195
0.10%, 09/20/25	JPY	68,450	462,203
0.10%, 12/20/25	JPY	685,150	4,628,120
0.10%, 03/20/27	JPY	600,000	4,046,565
0.10%, 09/20/27	JPY	551,050	3,710,244
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	428,150	2,083,292
0.50%, 03/20/59	JPY	192,750	948,616
0.50%, 03/20/60	JPY	234,100	1,144,531
0.70%, 03/20/61	JPY	241,650	1,261,368
0.80%, 03/20/58	JPY	100,000	551,296
0.90%, 03/20/57	JPY	170,550	975,563
1.00%, 03/20/62	JPY	69,750	399,254
1.40%, 03/20/55	JPY	175,150	1,166,218
1.70%, 03/20/54	JPY	122,200	876,632
1.90%, 03/20/53	JPY	129,350	970,993
2.00%, 03/20/52	JPY	84,500	650,933
2.20%, 03/20/49	JPY	77,000	616,658
2.20%, 03/20/50	JPY	65,950	529,472
2.20%, 03/20/51	JPY	80,800	648,813
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	391,700	2,646,026
0.10%, 06/20/26	JPY	1,640,700	11,081,994
0.10%, 09/20/26	JPY	716,100	4,835,403
0.10%, 12/20/26	JPY	418,050	2,820,569
0.10%, 03/20/27	JPY	505,000	3,405,078
0.10%, 06/20/27	JPY	990,700	6,675,157
0.10%, 09/20/27	JPY	1,108,500	7,462,610
0.10%, 12/20/27	JPY	377,000	2,536,710
0.10%, 03/20/28	JPY	754,450	5,073,657
0.10%, 06/20/28	JPY	450,050	3,024,274

Security		Par (000)	Value

Japan (continued)
0.10%, 09/20/28	JPY	268,650	$1,803,701
0.10%, 12/20/28	JPY	193,100	1,295,177
0.10%, 03/20/29	JPY	758,050	5,080,431
0.10%, 06/20/29	JPY	351,000	2,351,236
0.10%, 09/20/29	JPY	70,800	473,576
0.10%, 12/20/29	JPY	757,700	5,063,359
0.10%, 03/20/30	JPY	979,650	6,530,868
0.10%, 06/20/30	JPY	723,650	4,818,445
0.10%, 09/20/30	JPY	585,550	3,895,239
0.10%, 12/20/30	JPY	1,196,250	7,949,015
0.10%, 03/20/31	JPY	1,375,250	9,131,801
0.10%, 06/20/31	JPY	435,000	2,884,846
0.10%, 09/20/31	JPY	1,287,500	8,531,468
0.10%, 12/20/31	JPY	1,075,000	7,135,869
0.20%, 03/20/32	JPY	384,450	2,586,683
0.20%, 06/20/32	JPY	316,050	2,117,479
0.20%, 09/20/32	JPY	223,150	1,494,915
0.30%, 12/20/24	JPY	210,000	1,422,681
0.30%, 12/20/25	JPY	328,600	2,233,450
0.40%, 03/20/25	JPY	371,500	2,524,811
0.40%, 06/20/25	JPY	425,000	2,891,755
0.40%, 09/20/25	JPY	356,950	2,431,062
0.50%, 09/20/24	JPY	823,500	5,595,059
0.50%, 12/20/24	JPY	404,250	2,750,325
0.60%, 12/20/23	JPY	365,200	2,475,289
0.60%, 03/20/24	JPY	265,200	1,799,800
0.60%, 06/20/24	JPY	326,650	2,219,999
0.80%, 06/20/23	JPY	130,000	879,370
Japan Government Thirty Year Bond
0.40%, 06/20/49	JPY	18,950	100,544
0.40%, 09/20/49	JPY	107,450	567,257
0.40%, 12/20/49	JPY	131,750	695,818
0.40%, 03/20/50	JPY	156,300	823,908
0.50%, 09/20/46	JPY	184,350	1,055,294
0.50%, 03/20/49	JPY	188,800	1,033,305
0.60%, 12/20/46	JPY	122,000	712,407
0.60%, 06/20/50	JPY	175,100	968,546
0.60%, 09/20/50	JPY	146,800	812,748
0.70%, 06/20/48	JPY	375,000	2,194,542
0.70%, 12/20/48	JPY	130,450	756,267
0.70%, 12/20/50	JPY	281,700	1,598,355
0.70%, 03/20/51	JPY	199,750	1,129,425
0.70%, 06/20/51	JPY	150,000	845,637
0.70%, 09/20/51	JPY	180,250	1,014,198
0.70%, 12/20/51	JPY	115,000	646,643
0.80%, 03/20/46	JPY	180,250	1,113,127
0.80%, 03/20/47	JPY	108,000	658,902
0.80%, 06/20/47	JPY	147,000	894,180
0.80%, 09/20/47	JPY	160,550	974,097
0.80%, 12/20/47	JPY	146,400	883,933
0.80%, 03/20/48	JPY	164,650	989,982
0.90%, 09/20/48	JPY	121,800	746,593
1.00%, 03/20/52	JPY	273,550	1,666,687
1.30%, 06/20/52	JPY	150,350	986,974
1.40%, 09/20/45	JPY	148,850	1,044,928
1.40%, 12/20/45	JPY	216,800	1,520,509
1.50%, 12/20/44	JPY	497,050	3,574,368
1.50%, 03/20/45	JPY	192,600	1,383,334
1.60%, 06/20/45	JPY	200,000	1,459,471
1.70%, 12/20/43	JPY	147,850	1,105,034

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
1.70%, 03/20/44	JPY	103,800	$775,839
1.70%, 06/20/44	JPY	88,500	660,314
1.70%, 09/20/44	JPY	206,850	1,541,620
1.80%, 03/20/43	JPY	99,600	758,620
1.80%, 09/20/43	JPY	189,800	1,443,869
1.90%, 09/20/42	JPY	124,000	960,753
1.90%, 06/20/43	JPY	102,200	790,190
2.00%, 09/20/40	JPY	242,600	1,905,200
2.00%, 09/20/41	JPY	138,000	1,084,427
2.00%, 03/20/42	JPY	196,400	1,544,295
2.20%, 09/20/39	JPY	40,000	323,241
2.20%, 03/20/41	JPY	446,300	3,608,278
2.30%, 03/20/35	JPY	34,550	280,852
2.30%, 06/20/35	JPY	53,250	433,460
2.30%, 12/20/35	JPY	155,000	1,265,143
2.30%, 03/20/39	JPY	59,100	484,795
2.30%, 03/20/40	JPY	95,000	778,592
2.40%, 09/20/38	JPY	100,500	835,874
2.50%, 06/20/34	JPY	20,150	166,328
2.50%, 09/20/37	JPY	49,000	411,993
2.50%, 03/20/38	JPY	5,000	42,060
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	261,200	1,658,667
0.30%, 06/20/39	JPY	95,550	584,333
0.30%, 09/20/39	JPY	167,650	1,020,253
0.30%, 12/20/39	JPY	69,850	423,323
0.40%, 03/20/36	JPY	259,350	1,694,570
0.40%, 03/20/39	JPY	210,000	1,314,472
0.40%, 03/20/40	JPY	872,150	5,367,217
0.40%, 06/20/40	JPY	273,900	1,675,672
0.40%, 09/20/40	JPY	224,350	1,366,906
0.40%, 06/20/41	JPY	125,000	753,136
0.50%, 09/20/36	JPY	151,750	1,000,839
0.50%, 03/20/38	JPY	188,300	1,216,634
0.50%, 12/20/38	JPY	275,000	1,754,751
0.50%, 12/20/40	JPY	325,300	2,011,874
0.50%, 03/20/41	JPY	352,300	2,171,350
0.50%, 09/20/41	JPY	150,000	918,491
0.50%, 12/20/41	JPY	79,200	483,333
0.60%, 12/20/36	JPY	260,850	1,738,544
0.60%, 06/20/37	JPY	387,800	2,567,651
0.60%, 09/20/37	JPY	268,850	1,776,242
0.60%, 12/20/37	JPY	135,000	888,052
0.70%, 03/20/37	JPY	249,450	1,680,464
0.70%, 09/20/38	JPY	300,000	1,983,416
0.80%, 06/20/23	JPY	100,000	676,479
0.80%, 03/20/42	JPY	194,200	1,252,443
0.90%, 06/20/42	JPY	255,700	1,674,367
1.00%, 12/20/35	JPY	647,550	4,576,508
1.20%, 12/20/34	JPY	360,350	2,614,891
1.20%, 03/20/35	JPY	121,000	877,414
1.20%, 09/20/35	JPY	552,400	3,999,852
1.30%, 06/20/35	JPY	273,050	2,000,971
1.40%, 09/20/34	JPY	417,350	3,093,799
1.50%, 03/20/34	JPY	262,000	1,964,855
1.50%, 06/20/34	JPY	759,500	5,693,377
1.60%, 06/20/30	JPY	29,550	219,252
1.60%, 03/20/32	JPY	80,400	607,124
1.60%, 03/20/33	JPY	97,000	735,490
1.60%, 12/20/33	JPY	252,500	1,912,917

Security		Par (000)	Value

Japan (continued)
1.70%, 12/20/31	JPY	95,000	$721,564
1.70%, 03/20/32	JPY	56,000	426,322
1.70%, 06/20/32	JPY	68,150	520,011
1.70%, 12/20/32	JPY	103,000	787,052
1.70%, 06/20/33	JPY	490,050	3,746,817
1.70%, 09/20/33	JPY	150,000	1,146,182
1.80%, 09/20/31	JPY	206,750	1,577,471
1.80%, 12/20/31	JPY	110,000	842,361
1.90%, 12/20/28	JPY	118,000	878,753
1.90%, 09/20/30	JPY	75,000	569,671
1.90%, 06/20/31	JPY	80,000	613,271
2.00%, 03/20/27	JPY	185,000	1,350,769
2.00%, 06/20/30	JPY	34,200	260,743
2.10%, 09/20/25	JPY	70,000	499,865
2.10%, 12/20/26	JPY	140,350	1,024,976
2.10%, 09/20/27	JPY	150,950	1,114,783
2.10%, 12/20/27	JPY	50,000	370,867
2.10%, 06/20/29	JPY	129,350	980,944
2.10%, 09/20/29	JPY	43,950	334,427
2.10%, 03/20/30	JPY	137,200	1,050,201
2.10%, 12/20/30	JPY	205,000	1,583,847
2.20%, 03/20/26	JPY	219,350	1,586,749
2.20%, 03/20/28	JPY	75,000	561,167
2.20%, 12/20/29	JPY	105,050	806,595
2.20%, 03/20/30	JPY	355,000	2,733,926
2.30%, 06/20/27	JPY	50,000	371,142
Japan Government Two Year Bond
0.00%, 10/01/23(d)	JPY	200,000	1,346,434
0.00%, 12/01/23(d)	JPY	300,000	2,019,752
0.00%, 06/01/24(d)	JPY	300,000	2,019,328

			399,537,527

Kazakhstan — 0.0%
Kazakhstan Government International Bond
0.60%, 09/30/26(a)	EUR	200	169,766
1.50%, 09/30/34(a)	EUR	100	63,398
1.55%, 11/09/23(a)	EUR	100	96,646

			329,810

Latvia — 0.0%
Latvia Government International Bond
0.00%, 01/24/29(a)(d)	EUR	1,500	1,157,898
1.38%, 09/23/25(a)	EUR	100	93,279
1.88%, 02/19/49(a)	EUR	240	163,834

			1,415,011

Lithuania — 0.0%
Lithuania Government International Bond
0.75%, 05/06/30(a)	EUR	530	406,809
0.95%, 05/26/27(a)	EUR	220	188,570
1.63%, 06/19/49(a)	EUR	270	170,900
2.13%, 10/22/35(a)	EUR	328	249,787

			1,016,066

Luxembourg — 0.1%
Luxembourg Government Bond
0.00%, 04/28/25(a)(d)	EUR	700	647,667
0.63%, 02/01/27(a)	EUR	401	363,262
2.25%, 03/19/28(a)	EUR	190	182,979
State of the Grand-Duchy of Luxembourg, 0.00%, 03/24/31(a)(d)	EUR	940	735,054

			1,928,962

114	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Malaysia — 0.7%
Malaysia Government Bond
3.48%, 03/15/23	MYR	2,200	$466,807
3.48%, 06/14/24	MYR	5,180	1,095,612
3.58%, 07/15/32	MYR	5,000	993,623
3.76%, 05/22/40	MYR	7,800	1,432,887
3.80%, 08/17/23	MYR	2,500	532,419
3.84%, 04/15/33	MYR	3,000	593,420
3.90%, 11/30/26	MYR	1,900	400,314
3.90%, 11/16/27	MYR	7,400	1,545,548
3.91%, 07/15/26	MYR	3,700	778,291
3.96%, 09/15/25	MYR	15,620	3,309,438
4.06%, 09/30/24	MYR	7,500	1,601,459
4.07%, 06/15/50	MYR	4,000	733,604
4.23%, 06/30/31	MYR	9,110	1,887,859
4.25%, 05/31/35	MYR	800	162,120
4.50%, 04/15/30	MYR	850	180,215
4.64%, 11/07/33	MYR	2,660	563,562
4.70%, 10/15/42	MYR	4,140	863,227
4.74%, 03/15/46	MYR	2,170	442,592
4.76%, 04/07/37	MYR	3,495	749,821
4.89%, 06/08/38	MYR	4,240	913,510
4.92%, 07/06/48	MYR	4,790	1,002,243
4.94%, 09/30/43	MYR	450	95,081
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	4,790	979,275
3.99%, 10/15/25	MYR	150	31,862
4.13%, 07/09/29	MYR	5,350	1,118,702
4.19%, 10/07/32	MYR	5,000	1,035,522
4.37%, 10/31/28	MYR	7,080	1,503,033
4.47%, 09/15/39	MYR	2,930	591,447
4.58%, 08/30/33	MYR	1,600	336,795

			25,940,288

Mexico — 0.6%
Mexican Bonos
5.50%, 03/04/27	MXN	44,000	1,880,432
Series M, 5.75%, 03/05/26	MXN	69,000	3,071,028
Series M, 7.75%, 05/29/31	MXN	67,529	2,998,127
Series M, 7.75%, 11/23/34	MXN	6,000	257,307
Series M, 7.75%, 11/13/42	MXN	41,000	1,667,502
Series M, 8.00%, 12/07/23	MXN	8,000	392,885
Series M, 8.00%, 09/05/24	MXN	56,000	2,717,581
Series M, 8.00%, 11/07/47	MXN	16,859	696,815
Series M 20, 7.50%, 06/03/27	MXN	34,000	1,569,718
Series M 20, 8.50%, 05/31/29	MXN	47,660	2,249,736
Series M 20, 10.00%, 12/05/24	MXN	19,000	954,862
Series M 30, 8.50%, 11/18/38	MXN	27,500	1,221,670
Series M 30, 10.00%, 11/20/36	MXN	22,000	1,114,757
Mexico Government International Bond
1.13%, 01/17/30 (Call 10/17/29)	EUR	300	230,515
1.35%, 09/18/27 (Call 06/18/27)	EUR	300	260,465
1.38%, 01/15/25	EUR	250	236,856
1.45%, 10/25/33 (Call 07/25/33)	EUR	100	67,278
1.75%, 04/17/28	EUR	500	425,521
2.13%, 10/25/51 (Call 04/25/51)	EUR	400	202,769
2.88%, 04/08/39	EUR	400	272,452
3.00%, 03/06/45	EUR	200	134,181
5.63%, 03/19/2114	GBP	100	78,021
6.75%, 02/06/24	GBP	100	114,944

			22,815,422

Security		Par (000)	Value

Netherlands — 1.2%
BNG Bank NV
0.00%, 08/31/28(a)(d)	EUR	400	$335,337
0.13%, 04/11/26(a)	EUR	500	452,618
0.13%, 07/09/35(a)	EUR	200	136,511
0.25%, 01/12/32(a)	EUR	800	618,723
0.25%, 11/22/36(a)	EUR	500	332,319
0.50%, 04/16/25(a)	EUR	400	375,282
0.81%, 06/28/49(a)	EUR	400	230,654
0.88%, 10/24/36(a)	EUR	200	147,453
1.60%, 11/27/30(a)	AUD	310	150,729
Nederlandse Waterschapsbank NV, 3.00%, 11/16/23(a)	EUR	300	297,880
Nederlandse Waterschapsbank NV
0.00%, 02/16/37(a)(d)	EUR	500	316,991
0.25%, 12/15/25(a)	GBP	300	306,412
0.38%, 09/28/46(a)	EUR	300	168,232
1.50%, 04/27/38(a)	EUR	280	221,620
Netherlands Government Bond
0.00%, 01/15/24(d)(e)	EUR	500	482,943
0.00%, 01/15/26(d)	EUR	2,290	2,118,684
0.00%, 01/15/29(d)	EUR	1,000	859,925
0.00%, 07/15/30(d)(e)	EUR	5,758	4,790,388
0.00%, 07/15/31(d)(e)	EUR	2,150	1,744,689
0.00%, 01/15/38(d)(e)	EUR	300	202,160
0.00%, 01/15/52(d)(e)	EUR	2,070	1,049,616
0.25%, 07/15/25(e)	EUR	1,000	942,919
0.50%, 07/15/26(e)	EUR	4,203	3,926,036
0.50%, 01/15/40(e)	EUR	1,460	1,034,289
0.75%, 07/15/27(e)	EUR	5,441	5,048,528
0.75%, 07/15/28(e)	EUR	1,922	1,754,434
2.00%, 07/15/24(e)	EUR	4,070	4,026,894
2.00%, 01/15/54(e)	EUR	1,090	983,024
2.50%, 01/15/33(e)	EUR	3,807	3,776,886
2.75%, 01/15/47(e)	EUR	2,217	2,297,517
3.75%, 01/15/42(e)	EUR	2,602	3,029,500
4.00%, 01/15/37(e)	EUR	2,372	2,728,964

			44,888,157

New Zealand — 0.3%
Housing New Zealand Ltd., 3.42%, 10/18/28	NZD	500	263,694
New Zealand Government Bond
0.50%, 05/15/24	NZD	2,100	1,152,665
0.50%, 05/15/26	NZD	500	253,979
1.50%, 05/15/31	NZD	1,430	667,691
1.75%, 05/15/41	NZD	1,530	584,162
2.00%, 05/15/32	NZD	1,540	737,317
2.75%, 04/15/25(a)	NZD	2,630	1,474,479
2.75%, 04/15/37(a)	NZD	2,530	1,202,539
2.75%, 05/15/51	NZD	500	208,423
3.00%, 04/20/29	NZD	2,790	1,505,201
3.50%, 04/14/33(a)	NZD	980	532,612
4.50%, 04/15/27(a)	NZD	1,640	959,265
5.50%, 04/15/23(a)	NZD	1,220	713,372
New Zealand Local Government Funding
Agency Bond
1.50%, 04/15/26(a)	NZD	200	102,722
3.50%, 04/14/33	NZD	200	99,461

			10,457,582

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Norway — 0.2%
Kommunalbanken AS
0.05%, 10/24/29(a)	EUR	300	$242,169
0.60%, 06/01/26	AUD	286	159,577
1.50%, 12/15/23(a)	GBP	200	223,718
4.25%, 07/16/25	AUD	150	95,621
Norway Government Bond
1.25%, 09/17/31(e)	NOK	6,470	516,298
1.38%, 08/19/30(e)	NOK	15,145	1,245,453
1.50%, 02/19/26(e)	NOK	9,892	891,999
1.75%, 03/13/25(e)	NOK	5,300	489,463
1.75%, 02/17/27(e)	NOK	5,794	518,465
1.75%, 09/06/29(e)	NOK	3,117	267,556
2.00%, 05/24/23(e)	NOK	7,533	720,574
2.00%, 04/26/28(e)	NOK	8,261	733,983
2.13%, 05/18/32(e)	NOK	3,860	330,319
3.00%, 03/14/24(e)	NOK	12,287	1,174,103

			7,609,298

Peru — 0.1%
Peru Government Bond
5.35%, 08/12/40	PEN	3,760	671,596
5.40%, 08/12/34	PEN	3,930	764,657
6.15%, 08/12/32	PEN	2,970	637,019
6.35%, 08/12/28	PEN	3,820	893,298
Peruvian Government International Bond
1.95%, 11/17/36 (Call 08/17/36)	EUR	200	127,045
2.75%, 01/30/26	EUR	100	94,493
3.75%, 03/01/30	EUR	200	180,646

			3,368,754

Philippines — 0.0%
Philippine Government International Bond
0.70%, 02/03/29	EUR	100	77,489
0.88%, 05/17/27	EUR	200	169,293
1.20%, 04/28/33	EUR	100	67,742
1.75%, 04/28/41	EUR	100	57,168

			371,692

Poland — 0.4%
Bank Gospodarstwa Krajowego
1.38%, 06/01/25(a)	EUR	350	321,720
1.63%, 04/30/28(a)	EUR	100	82,816
4.00%, 09/08/27	EUR	200	191,467
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	10,689	1,627,519
0.75%, 04/25/25	PLN	3,000	521,841
1.25%, 10/25/30	PLN	2,100	263,343
1.75%, 04/25/32	PLN	5,510	668,273
2.25%, 10/25/24	PLN	5,000	930,982
2.50%, 04/25/24	PLN	4,420	852,809
2.50%, 07/25/26	PLN	10,390	1,758,450
2.50%, 07/25/27	PLN	5,088	822,855
2.75%, 04/25/28	PLN	3,920	623,582
2.75%, 10/25/29	PLN	8,780	1,309,340
4.00%, 04/25/47	PLN	2,250	255,931
Republic of Poland Government International Bond
0.88%, 05/10/27(a)	EUR	200	176,559
1.00%, 10/25/28(a)	EUR	550	464,790
1.00%, 03/07/29(a)	EUR	800	655,162
1.50%, 09/09/25(a)	EUR	100	93,713
1.50%, 01/19/26(a)	EUR	250	233,239
2.00%, 03/08/49(a)	EUR	50	32,996

Security		Par (000)	Value

Poland (continued)
2.75%, 05/25/32(a)	EUR	200	$169,667
3.00%, 01/15/24(a)	EUR	200	197,336
5.25%, 01/20/25	EUR	937	958,122

			13,212,512

Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(e)	EUR	1,000	781,617
0.48%, 10/18/30(e)	EUR	830	681,150
0.70%, 10/15/27(e)	EUR	1,891	1,714,344
0.90%, 10/12/35(e)	EUR	890	664,072
1.00%, 04/12/52(e)	EUR	770	402,688
1.65%, 07/16/32(e)	EUR	1,910	1,655,652
1.95%, 06/15/29(e)	EUR	2,075	1,961,088
2.13%, 10/17/28(e)	EUR	1,240	1,192,980
2.25%, 04/18/34(e)	EUR	990	895,891
2.88%, 10/15/25(e)	EUR	1,332	1,346,440
2.88%, 07/21/26(e)	EUR	1,378	1,396,660
3.88%, 02/15/30(e)	EUR	1,154	1,225,746
4.10%, 04/15/37(e)	EUR	1,313	1,407,840
4.10%, 02/15/45(e)	EUR	762	822,146
4.13%, 04/14/27(e)	EUR	1,414	1,495,691
5.65%, 02/15/24(e)	EUR	1,320	1,364,013

			19,008,018

Romania — 0.2%
Romania Government Bond
4.15%, 01/26/28	RON	5,755	922,926
4.15%, 10/24/30	RON	3,690	535,970
4.50%, 06/17/24	RON	4,000	753,020
4.75%, 10/11/34	RON	2,120	288,584
4.85%, 04/22/26	RON	10,810	1,906,484
Romania Government International Bond
2.13%, 03/07/28(a)	EUR	200	155,207
3.75%, 02/07/34(a)	EUR	200	140,096
Romanian Government International Bond
1.75%, 07/13/30(a)	EUR	400	265,586
2.00%, 12/08/26(a)	EUR	200	171,246
2.00%, 01/28/32(a)	EUR	250	158,110
2.00%, 04/14/33(a)	EUR	375	226,310
2.12%, 07/16/31(a)	EUR	250	166,004
2.38%, 04/19/27(a)	EUR	250	211,646
2.63%, 12/02/40(a)	EUR	200	103,235
2.75%, 10/29/25(a)	EUR	235	217,183
2.75%, 04/14/41(a)	EUR	200	103,784
2.88%, 05/26/28(a)	EUR	294	233,288
2.88%, 03/11/29(a)	EUR	397	303,926
2.88%, 04/13/42(a)	EUR	200	103,893
3.38%, 02/08/38(a)	EUR	350	216,180
3.38%, 01/28/50(a)	EUR	310	162,510
3.50%, 04/03/34(a)	EUR	200	134,651
3.62%, 05/26/30(a)	EUR	200	154,495
3.63%, 04/24/24(a)	EUR	75	73,478
4.63%, 04/03/49(a)	EUR	425	275,604

			7,983,416

Saudi Arabia — 0.0%
Saudi Government International Bond
0.63%, 03/03/30(a)	EUR	100	79,115
2.00%, 07/09/39(a)	EUR	350	243,145

			322,260

116	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Singapore — 0.4%
Singapore Government Bond
0.50%, 11/01/25	SGD	1,040	$680,173
1.25%, 11/01/26	SGD	1,000	655,581
1.63%, 07/01/31	SGD	1,000	610,695
1.88%, 03/01/50	SGD	810	440,711
1.88%, 10/01/51	SGD	500	272,549
2.00%, 02/01/24	SGD	1,000	696,164
2.13%, 06/01/26	SGD	2,530	1,725,569
2.25%, 08/01/36	SGD	1,970	1,219,407
2.38%, 06/01/25	SGD	150	104,047
2.38%, 07/01/39	SGD	1,100	681,105
2.63%, 05/01/28	SGD	680	463,165
2.63%, 08/01/32	SGD	1,320	871,660
2.75%, 07/01/23	SGD	839	589,813
2.75%, 04/01/42	SGD	430	281,872
2.75%, 03/01/46	SGD	1,660	1,093,095
2.88%, 07/01/29	SGD	1,370	937,254
2.88%, 09/01/30	SGD	2,421	1,647,224
3.00%, 09/01/24	SGD	1,315	927,244
3.00%, 08/01/72(a)	SGD	390	269,752
3.38%, 09/01/33	SGD	530	372,733
3.50%, 03/01/27	SGD	1,230	878,708

			15,418,521

Slovakia — 0.2%
Slovakia Government Bond
0.13%, 06/17/27(a)	EUR	1,430	1,250,227
0.75%, 04/09/30(a)	EUR	1,870	1,534,121
1.00%, 05/14/32(a)	EUR	1,580	1,241,434
1.38%, 01/21/27(a)	EUR	627	587,387
1.63%, 01/21/31(a)	EUR	168	144,746
1.88%, 03/09/37(a)	EUR	925	695,983
2.00%, 10/17/47(a)	EUR	350	249,302
4.35%, 10/14/25(a)	EUR	1,150	1,192,948

			6,896,148

Slovenia — 0.1%
Slovenia Government Bond
0.49%, 10/20/50(a)	EUR	240	108,152
0.88%, 07/15/30(a)	EUR	900	740,695
1.19%, 03/14/29(a)	EUR	1,240	1,088,145
1.25%, 03/22/27(a)	EUR	434	408,244
1.75%, 11/03/40(a)	EUR	123	87,309
2.25%, 03/03/32(a)	EUR	1,100	980,922
3.13%, 08/07/45(a)	EUR	250	219,599

			3,633,066

South Korea — 2.1%
Export-Import Bank of Korea
0.63%, 07/11/23(a)	EUR	200	194,944
0.83%, 04/27/25(a)	EUR	536	501,257
Korea Housing Finance Corp.
0.01%, 06/29/26(a)	EUR	400	352,173
0.10%, 06/18/24(a)	EUR	300	282,950
0.72%, 03/22/25(a)	EUR	150	139,947
Korea Treasury Bond
0.88%, 12/10/23	KRW	1,989,470	1,353,278
1.13%, 06/10/24	KRW	4,000,000	2,680,660
1.13%, 09/10/25	KRW	2,799,720	1,800,921
1.13%, 09/10/39	KRW	2,004,990	882,350
1.25%, 03/10/26	KRW	1,862,790	1,182,618
1.38%, 09/10/24	KRW	5,048,280	3,370,379

Security		Par (000)	Value

South Korea (continued)
1.38%, 12/10/29	KRW	1,326,710	$768,525
1.38%, 06/10/30	KRW	5,410,230	3,091,720
1.50%, 03/10/25	KRW	3,483,470	2,299,482
1.50%, 12/10/26	KRW	1,750,000	1,098,174
1.50%, 12/10/30	KRW	2,587,710	1,476,367
1.50%, 09/10/36	KRW	1,467,540	741,304
1.50%, 09/10/40	KRW	2,095,520	978,783
1.50%, 03/10/50	KRW	6,228,160	2,504,457
1.63%, 09/10/70	KRW	900,000	310,402
1.75%, 09/10/26	KRW	1,000,000	638,551
1.88%, 03/10/24	KRW	1,400,000	956,680
1.88%, 06/10/26	KRW	1,732,660	1,118,523
1.88%, 06/10/29	KRW	3,330,120	2,020,540
1.88%, 09/10/41	KRW	1,997,200	980,755
1.88%, 03/10/51	KRW	6,016,310	2,684,637
2.00%, 06/10/31	KRW	4,516,410	2,656,219
2.00%, 03/10/46	KRW	1,715,380	824,496
2.00%, 03/10/49	KRW	3,841,110	1,794,669
2.00%, 09/10/68	KRW	454,650	184,015
2.13%, 06/10/27	KRW	1,260,640	805,285
2.13%, 03/10/47	KRW	2,522,020	1,234,202
2.25%, 06/10/25	KRW	1,996,790	1,336,324
2.25%, 12/10/25	KRW	3,332,750	2,206,016
2.25%, 09/10/37	KRW	1,131,500	625,700
2.38%, 03/10/27	KRW	3,190,460	2,070,098
2.38%, 12/10/27	KRW	2,300,000	1,474,621
2.38%, 12/10/28	KRW	1,000,000	632,575
2.38%, 09/10/38	KRW	760,000	422,766
2.50%, 03/10/52	KRW	3,085,520	1,575,269
2.63%, 06/10/28	KRW	3,395,750	2,193,402
2.63%, 09/10/35	KRW	1,628,800	965,257
2.63%, 03/10/48	KRW	2,522,850	1,363,195
2.75%, 12/10/44	KRW	1,752,210	986,755
2.88%, 06/10/24	KRW	5,877,140	4,048,187
3.00%, 09/10/24	KRW	1,520,000	1,045,454
3.00%, 12/10/42	KRW	2,280,000	1,359,955
3.13%, 06/10/25	KRW	5,341,990	3,656,961
3.13%, 09/10/27	KRW	6,000,000	4,007,622
3.13%, 09/10/52	KRW	2,271,800	1,340,568
3.38%, 06/10/32	KRW	3,860,320	2,532,995
3.75%, 12/10/33	KRW	1,771,260	1,190,380
4.00%, 12/10/31	KRW	1,750,000	1,206,372
4.75%, 12/10/30	KRW	160,000	117,752
5.25%, 03/10/27	KRW	100,000	73,021
5.50%, 12/10/29	KRW	150,000	112,744

			78,453,252

Spain — 3.6%
Adif - Alta Velocidad, 1.88%, 01/28/25(a)	EUR	300	291,722
Autonomous Community of Andalusia Spain
0.50%, 04/30/31(a)	EUR	100	78,635
1.88%, 10/31/28(a)	EUR	200	185,255
2.40%, 04/30/32(a)	EUR	200	181,516
Autonomous Community of Catalonia, 4.22%, 04/26/35	EUR	200	198,275
Autonomous Community of Madrid Spain
0.42%, 04/30/30(a)	EUR	530	430,232
0.42%, 04/30/31(a)	EUR	100	78,368
0.83%, 07/30/27(a)	EUR	500	451,215
1.00%, 09/30/24(a)	EUR	250	240,715
1.57%, 04/30/29(a)	EUR	200	181,164

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
1.77%, 04/30/28(a)	EUR	200	$186,020
1.83%, 04/30/25(a)	EUR	250	242,969
4.30%, 09/15/26	EUR	200	209,505
Basque Government
0.45%, 04/30/32(a)	EUR	100	76,658
1.45%, 04/30/28(a)	EUR	200	183,846
1.88%, 07/30/33(a)	EUR	100	85,872
Instituto de Credito Oficial, 2.65%, 01/31/28(a)	EUR	500	488,778
Spain Government Bond
0.00%, 05/31/24(d)	EUR	300	286,567
0.00%, 01/31/25(d)	EUR	3,880	3,650,012
0.00%, 01/31/26(d)	EUR	5,335	4,877,574
0.00%, 01/31/27(d)	EUR	612	542,513
0.00%, 01/31/28(d)	EUR	2,527	2,168,387
0.10%, 04/30/31(e)	EUR	3,660	2,838,183
0.25%, 07/30/24(e)	EUR	3,697	3,536,535
0.50%, 04/30/30(e)	EUR	3,549	2,950,234
0.50%, 10/31/31(e)	EUR	2,520	1,993,706
0.60%, 10/31/29(e)	EUR	2,477	2,104,406
0.70%, 04/30/32(e)	EUR	3,620	2,870,307
0.80%, 07/30/27(e)	EUR	6,874	6,250,382
0.85%, 07/30/37(e)	EUR	1,716	1,175,639
1.00%, 07/30/42(e)	EUR	2,660	1,694,962
1.00%, 10/31/50(e)	EUR	2,100	1,128,935
1.20%, 10/31/40(e)	EUR	2,640	1,786,968
1.25%, 10/31/30(e)	EUR	3,700	3,216,900
1.30%, 10/31/26(e)	EUR	2,510	2,373,870
1.40%, 04/30/28(e)	EUR	2,779	2,562,615
1.40%, 07/30/28(e)	EUR	3,301	3,032,520
1.45%, 10/31/27(e)	EUR	2,636	2,461,333
1.45%, 04/30/29(e)	EUR	4,363	3,972,486
1.45%, 10/31/71(e)	EUR	450	219,501
1.50%, 04/30/27(e)	EUR	4,315	4,073,598
1.60%, 04/30/25(e)	EUR	6,900	6,711,320
1.85%, 07/30/35(e)	EUR	2,745	2,292,053
1.90%, 10/31/52(e)	EUR	1,400	932,056
1.95%, 04/30/26(e)	EUR	4,638	4,516,904
1.95%, 07/30/30(e)	EUR	4,847	4,469,401
2.15%, 10/31/25(e)	EUR	5,994	5,902,422
2.35%, 07/30/33(e)	EUR	3,077	2,805,939
2.55%, 10/31/32(e)	EUR	5,000	4,661,327
2.70%, 10/31/48(e)	EUR	2,288	1,917,561
2.75%, 10/31/24(e)	EUR	3,257	3,254,264
2.90%, 10/31/46(e)	EUR	3,328	2,935,372
3.45%, 07/30/66(e)	EUR	2,028	1,877,367
3.80%, 04/30/24(e)	EUR	1,285	1,299,172
4.20%, 01/31/37(e)	EUR	3,054	3,286,848
4.65%, 07/30/25(e)	EUR	2,978	3,130,036
4.70%, 07/30/41(e)	EUR	2,194	2,519,233
4.80%, 01/31/24(e)	EUR	898	915,438
4.90%, 07/30/40(e)	EUR	2,152	2,521,623
5.15%, 10/31/28(e)	EUR	2,101	2,344,468
5.15%, 10/31/44(e)	EUR	1,920	2,348,651
5.75%, 07/30/32	EUR	2,862	3,471,570
6.00%, 01/31/29	EUR	3,123	3,670,325

			133,342,228

Supranational — 2.1%
African Development Bank
0.13%, 10/07/26	EUR	150	133,642
0.25%, 11/21/24	EUR	300	281,755

Security		Par (000)	Value

Supranational (continued)
0.50%, 03/21/29	EUR	300	$255,259
Asian Development Bank
0.13%, 12/15/26	GBP	500	485,629
0.20%, 05/25/23	EUR	200	195,563
0.35%, 07/16/25	EUR	300	278,194
1.38%, 12/15/23(a)	GBP	500	558,841
1.50%, 05/04/28	CAD	200	130,566
Council of Europe Development Bank
0.00%, 04/09/27(a)(d)	EUR	400	350,109
0.13%, 04/10/24(a)	EUR	320	305,216
0.75%, 06/09/25(a)	EUR	50	46,989
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.15%, 10/10/34(a)	EUR	480	334,120
0.25%, 04/25/23(a)	EUR	250	244,896
0.25%, 02/09/24(a)	EUR	100	95,839
European Financial Stability Facility
0.00%, 04/19/24(a)(d)	EUR	900	859,736
0.00%, 10/15/25(a)(d)	EUR	1,900	1,746,294
0.00%, 01/20/31(a)(d)	EUR	1,350	1,059,332
0.05%, 10/17/29(a)	EUR	570	466,741
0.05%, 01/18/52(a)	EUR	280	119,049
0.20%, 01/17/24(a)	EUR	300	289,125
0.38%, 10/11/24(a)	EUR	350	332,419
0.40%, 02/17/25(a)	EUR	975	919,336
0.63%, 10/16/26(a)	EUR	900	823,741
0.70%, 01/20/50(a)	EUR	610	347,370
0.75%, 05/03/27(a)	EUR	540	491,272
0.88%, 04/10/35(a)	EUR	1,270	966,974
0.95%, 02/14/28(a)	EUR	1,030	929,890
1.20%, 02/17/45(a)	EUR	450	314,091
1.25%, 05/24/33(a)	EUR	1,210	1,007,901
1.38%, 05/31/47(a)	EUR	1,840	1,311,470
1.45%, 09/05/40(a)	EUR	450	342,860
1.70%, 02/13/43(a)	EUR	910	715,453
1.75%, 06/27/24(a)	EUR	100	97,767
1.75%, 07/17/53(a)	EUR	380	282,132
1.80%, 07/10/48(a)	EUR	200	154,163
2.00%, 02/28/56(a)	EUR	250	199,199
2.13%, 02/19/24(a)	EUR	50	49,285
2.35%, 07/29/44(a)	EUR	200	176,076
2.75%, 12/03/29(a)	EUR	180	177,298
3.38%, 04/03/37(a)	EUR	560	567,067
European Investment Bank
0.00%, 03/15/24(d)	EUR	250	239,361
0.00%, 03/25/25(d)	EUR	400	372,412
0.00%, 03/13/26(a)(d)	EUR	1,460	1,325,368
0.00%, 12/22/26(a)(d)	EUR	800	710,338
0.00%, 06/17/27(d)	EUR	750	656,499
0.00%, 03/28/28(a)(d)	EUR	561	479,452
0.00%, 09/09/30(a)(d)	EUR	1,010	803,057
0.00%, 01/14/31(a)(d)	EUR	500	392,770
0.01%, 11/15/35(a)	EUR	500	331,839
0.01%, 05/15/41(a)	EUR	340	192,084
0.05%, 05/24/24(a)	EUR	1,000	952,920
0.05%, 11/15/29(a)	EUR	700	573,433
0.05%, 01/16/30	EUR	800	652,063
0.05%, 10/13/34(a)	EUR	500	346,110
0.05%, 01/27/51(a)	EUR	200	88,114
0.10%, 10/15/26	EUR	100	89,651

118	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
0.13%, 04/15/25	EUR	150	$140,025
0.13%, 12/14/26(a)	GBP	200	194,633
0.13%, 06/20/29(a)	EUR	350	291,344
0.20%, 07/15/24(a)	EUR	700	666,200
0.25%, 10/14/24(a)	EUR	630	597,419
0.25%, 09/14/29	EUR	450	375,595
0.25%, 06/15/40(a)	EUR	350	212,980
0.38%, 07/16/25	EUR	1,400	1,307,261
0.38%, 04/14/26(a)	EUR	500	458,637
0.38%, 05/15/26(a)	EUR	510	466,832
0.50%, 01/15/27	EUR	1,691	1,531,541
0.50%, 11/13/37	EUR	375	255,565
0.63%, 01/22/29(a)	EUR	610	530,402
0.75%, 11/15/24(a)	GBP	790	852,320
0.75%, 07/22/27(a)	GBP	500	489,225
0.88%, 12/15/23(a)	GBP	500	555,900
0.88%, 09/13/24(a)	EUR	500	479,963
0.88%, 05/15/26(a)	GBP	300	308,710
0.88%, 01/14/28(a)	EUR	400	361,399
1.00%, 09/21/26(a)	GBP	390	398,448
1.00%, 03/14/31(a)	EUR	520	443,821
1.00%, 04/14/32(a)	EUR	690	577,154
1.00%, 11/14/42(a)	EUR	1,310	902,626
1.13%, 11/15/32	EUR	450	375,030
1.13%, 04/13/33(a)	EUR	600	494,129
1.13%, 09/15/36(a)	EUR	950	729,054
1.25%, 05/12/25(a)	SEK	1,000	86,295
1.38%, 03/07/25(a)	GBP	800	863,311
1.50%, 06/15/32(a)	EUR	500	436,544
1.50%, 11/15/47	EUR	50	37,026
1.50%, 10/16/48	EUR	430	316,174
1.75%, 09/15/45(a)	EUR	500	394,410
1.90%, 01/22/25(a)	CAD	500	349,950
2.13%, 01/15/24	EUR	1,140	1,123,980
2.70%, 01/12/23(a)	AUD	500	319,524
3.00%, 10/14/33(a)	EUR	800	790,284
3.30%, 02/03/28	AUD	750	450,733
3.50%, 04/15/27(a)	EUR	150	153,371
3.88%, 06/08/37(a)	GBP	570	628,908
4.00%, 04/15/30	EUR	900	961,415
4.00%, 10/15/37	EUR	200	218,105
4.50%, 06/07/29(a)	GBP	240	279,457
5.00%, 04/15/39	GBP	40	49,898
5.63%, 06/07/32	GBP	100	129,140
European Stability Mechanism
0.00%, 03/14/25(a)(d)	EUR	520	484,778
0.01%, 03/04/30(a)	EUR	600	482,726
0.01%, 10/15/31(a)	EUR	420	321,144
0.13%, 04/22/24(a)	EUR	400	382,500
0.50%, 03/02/26(a)	EUR	1,100	1,015,121
0.50%, 03/05/29(a)	EUR	660	565,503
0.75%, 03/15/27(a)	EUR	750	683,100
0.75%, 09/05/28(a)	EUR	950	837,518
0.88%, 07/18/42(a)	EUR	80	52,872
1.00%, 09/23/25(a)	EUR	500	474,389
1.00%, 06/23/27(a)	EUR	716	654,695
1.13%, 05/03/32(a)	EUR	150	125,923
1.20%, 05/23/33(a)	EUR	600	495,356
1.63%, 11/17/36(a)	EUR	100	81,587
1.75%, 10/20/45(a)	EUR	310	242,944

Security		Par (000)	Value

Supranational (continued)
1.80%, 11/02/46(a)	EUR	660	$520,354
1.85%, 12/01/55(a)	EUR	400	307,010
European Union
0.00%, 11/04/25(a)(d)	EUR	358	328,922
0.00%, 07/04/29(a)(d)	EUR	800	659,052
0.00%, 10/04/30(a)(d)	EUR	1,500	1,187,842
0.00%, 07/04/31(a)(d)	EUR	2,880	2,224,558
0.00%, 07/04/35(a)(d)	EUR	1,645	1,103,294
0.10%, 10/04/40(a)	EUR	950	539,484
0.20%, 06/04/36(a)	EUR	1,710	1,146,467
0.25%, 04/22/36(a)	EUR	800	544,723
0.30%, 11/04/50(a)	EUR	1,612	753,437
0.45%, 05/02/46(a)	EUR	1,100	603,207
0.50%, 04/04/25(a)	EUR	1,480	1,397,582
0.63%, 11/04/23(a)	EUR	400	389,513
0.70%, 07/06/51(a)	EUR	1,660	885,293
0.75%, 04/04/31(a)	EUR	180	149,904
0.75%, 01/04/47(a)	EUR	630	371,983
1.00%, 07/06/32(a)	EUR	1,100	910,871
1.13%, 04/04/36(a)	EUR	100	77,931
1.13%, 06/04/37(a)	EUR	400	302,005
1.25%, 04/04/33(a)	EUR	760	634,076
1.50%, 10/04/35(a)	EUR	60	49,485
1.88%, 04/04/24(a)	EUR	270	265,240
2.50%, 11/04/27(a)	EUR	250	245,170
2.88%, 04/04/28	EUR	500	499,046
3.38%, 04/04/32(a)	EUR	150	153,644
3.75%, 04/04/42(a)	EUR	280	298,396
Inter-American Development Bank
0.88%, 08/27/27	CAD	200	127,895
1.00%, 08/04/28	AUD	200	103,640
1.25%, 12/15/25	GBP	200	211,403
1.38%, 12/15/24	GBP	100	108,718
1.70%, 10/10/24	CAD	200	140,178
1.95%, 04/23/24	AUD	500	310,115
2.50%, 04/14/27(a)	AUD	100	58,652
International Bank for Reconstruction &
Development
0.00%, 02/21/30(d)	EUR	500	400,829
0.13%, 01/03/51	EUR	200	92,093
0.20%, 01/21/61	EUR	230	91,699
0.25%, 05/21/29	EUR	500	417,802
0.25%, 01/10/50	EUR	120	60,980
0.50%, 07/24/23	GBP	600	673,430
0.50%, 05/18/26	AUD	100	55,935
0.63%, 12/15/23	GBP	200	221,672
0.63%, 11/22/27	EUR	200	177,705
0.63%, 01/12/33(a)	EUR	60	47,005
0.88%, 12/13/24	GBP	300	322,782
1.00%, 12/21/29	GBP	400	370,049
1.25%, 09/07/23	GBP	200	224,883
1.25%, 12/13/28	GBP	500	482,906
1.80%, 07/26/24	CAD	500	353,008
1.90%, 01/16/25	CAD	940	658,107
2.90%, 11/26/25	AUD	510	313,584
International Development Association
0.35%, 04/22/36(a)	EUR	200	137,930
0.75%, 09/21/28(a)	GBP	300	280,905
International Finance Corp., 3.15%, 06/26/29(a)	AUD	580	336,450

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
Nordic Investment Bank, 0.00%, 04/30/27(a)(d)	EUR	300	$262,576

			78,724,444

Sweden — 0.4%
Kommuninvest I Sverige AB
0.75%, 02/22/23(a)	SEK	2,000	180,517
1.00%, 11/13/23(a)	SEK	5,000	444,585
1.00%, 05/12/25(a)	SEK	13,000	1,112,262
1.00%, 11/12/26(a)	SEK	5,000	410,037
Svensk Exportkredit AB
0.13%, 12/15/25(a)	GBP	200	203,947
1.38%, 12/15/23(a)	GBP	200	223,463
Sweden Government Bond
0.13%, 05/12/31(e)	SEK	18,030	1,368,155
0.50%, 11/24/45	SEK	2,760	178,106
0.75%, 05/12/28	SEK	23,400	1,946,334
0.75%, 11/12/29(e)	SEK	8,290	675,929
1.00%, 11/12/26(a)	SEK	25,235	2,165,517
1.50%, 11/13/23(e)	SEK	14,500	1,303,269
2.25%, 06/01/32(a)	SEK	7,250	661,556
2.50%, 05/12/25	SEK	40,310	3,657,443
3.50%, 03/30/39	SEK	6,380	689,497

			15,220,617

Switzerland — 0.4%
Canton of Zurich, 0.00%, 11/10/33(a)(d)	CHF	300	244,958
Swiss Confederation Government Bond
0.00%, 06/22/29(a)(d)	CHF	7,442	6,953,423
0.00%, 06/26/34(a)(d)	CHF	4,430	3,879,695
0.00%, 07/24/39(a)(d)	CHF	3,890	3,172,447

			14,250,523

Thailand — 0.6%
Thailand Government Bond
1.00%, 06/17/27	THB	61,190	1,492,869
1.59%, 12/17/35	THB	50,000	1,045,573
1.60%, 12/17/29	THB	33,180	796,974
1.60%, 06/17/35	THB	31,330	662,902
2.00%, 12/17/31	THB	81,390	1,949,147
2.00%, 06/17/42	THB	35,790	687,627
2.13%, 12/17/26	THB	36,520	942,957
2.40%, 12/17/23	THB	34,620	919,486
2.75%, 06/17/52	THB	26,420	508,457
2.88%, 12/17/28	THB	92,885	2,445,589
2.88%, 06/17/46	THB	37,325	788,258
3.30%, 06/17/38	THB	47,004	1,153,166
3.40%, 06/17/36	THB	24,175	616,215
3.58%, 12/17/27	THB	14,000	383,003
3.60%, 06/17/67	THB	38,050	793,891
3.63%, 06/16/23	THB	59,500	1,586,771
3.65%, 06/20/31	THB	31,080	848,616
3.80%, 06/14/41	THB	2,000	51,956
3.85%, 12/12/25	THB	29,633	819,112
4.00%, 06/17/66	THB	9,000	206,040
4.26%, 12/12/37(a)	THB	35,800	978,978
4.68%, 06/29/44	THB	17,120	489,638
4.85%, 06/17/61	THB	4,500	123,986

			20,291,211

United Kingdom — 5.9%
LCR Finance PLC
4.50%, 12/07/28(a)	GBP	150	174,236
4.50%, 12/07/38(a)	GBP	200	232,245

Security		Par (000)	Value

United Kingdom (continued)
Transport for London
2.13%, 04/24/25(a)	GBP	150	$159,831
3.88%, 07/23/42(a)	GBP	350	319,567
United Kingdom Gilt
0.13%, 01/31/24(a)	GBP	4,490	4,954,029
0.13%, 01/30/26(a)	GBP	3,880	4,003,244
0.13%, 01/31/28(a)	GBP	5,219	4,992,330
0.25%, 01/31/25(a)	GBP	6,500	6,934,341
0.25%, 07/31/31(a)	GBP	9,500	8,216,595
0.38%, 10/22/26(a)	GBP	5,230	5,291,045
0.38%, 10/22/30(a)	GBP	5,797	5,202,523
0.50%, 01/31/29(a)	GBP	2,000	1,892,655
0.50%, 10/22/61(a)	GBP	4,165	1,902,161
0.63%, 06/07/25(a)	GBP	8,941	9,567,368
0.63%, 07/31/35(a)	GBP	3,020	2,380,523
0.63%, 10/22/50(a)	GBP	6,959	3,842,967
0.88%, 10/22/29(a)	GBP	6,930	6,635,059
0.88%, 07/31/33(a)	GBP	4,270	3,694,808
0.88%, 01/31/46(a)	GBP	2,915	1,866,168
1.00%, 04/22/24(a)	GBP	5,782	6,417,482
1.00%, 01/31/32(a)	GBP	5,940	5,443,597
1.13%, 01/31/39(a)	GBP	7,020	5,414,708
1.13%, 10/22/73(a)	GBP	1,510	860,743
1.25%, 07/22/27(a)	GBP	8,230	8,480,470
1.25%, 10/22/41(a)	GBP	7,972	5,995,237
1.25%, 07/31/51(a)	GBP	3,720	2,482,611
1.50%, 07/22/26(a)	GBP	6,600	7,054,269
1.50%, 07/22/47(a)	GBP	4,562	3,375,231
1.50%, 07/31/53(a)	GBP	1,980	1,399,432
1.63%, 10/22/28(a)	GBP	5,600	5,752,640
1.63%, 10/22/54(a)	GBP	2,850	2,085,422
1.63%, 10/22/71(a)	GBP	2,770	1,967,639
1.75%, 09/07/37(a)	GBP	3,687	3,232,116
1.75%, 01/22/49(a)	GBP	4,245	3,319,893
1.75%, 07/22/57(a)	GBP	3,467	2,647,230
2.00%, 09/07/25(a)	GBP	5,145	5,697,491
2.50%, 07/22/65(a)	GBP	2,500	2,326,684
2.75%, 09/07/24(a)	GBP	3,936	4,469,026
3.25%, 01/22/44(a)	GBP	3,320	3,497,073
3.50%, 01/22/45(a)	GBP	3,553	3,892,241
3.50%, 07/22/68(a)	GBP	3,164	3,753,801
3.75%, 07/22/52(a)	GBP	3,598	4,235,694
4.00%, 01/22/60(a)	GBP	3,560	4,580,929
4.25%, 12/07/27(a)	GBP	3,474	4,089,437
4.25%, 06/07/32(a)	GBP	3,230	3,939,924
4.25%, 03/07/36(a)	GBP	3,328	4,007,338
4.25%, 09/07/39(a)	GBP	2,276	2,730,573
4.25%, 12/07/40(a)	GBP	3,155	3,797,396
4.25%, 12/07/46(a)	GBP	2,732	3,364,526
4.25%, 12/07/49(a)	GBP	2,501	3,141,451
4.25%, 12/07/55(a)	GBP	2,827	3,706,257
4.50%, 09/07/34(a)	GBP	4,138	5,135,675
4.50%, 12/07/42(a)	GBP	3,055	3,836,688
4.75%, 12/07/30(a)	GBP	2,209	2,758,058
4.75%, 12/07/38(a)	GBP	2,042	2,594,316
5.00%, 03/07/25(a)	GBP	2,004	2,380,135
6.00%, 12/07/28(a)	GBP	518	668,856

			216,793,984

120	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States — 0.0%
Jersey International Bond, 2.88%, 05/06/52(Call 11/06/51)(a)	GBP	100	$83,434

Total Foreign Government Obligations — 79.1% (Cost: $3,669,337,927)			2,908,648,283

Total Investments — 97.9% (Cost: $4,559,974,431)			3,600,019,617

Other Assets Less Liabilities — 2.1%			78,494,840

Net Assets — 100.0%			$3,678,514,457

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)	Zero-coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$3,420,000	$—	$(3,420,000	)(b)	$—	$—	$ —	—	$141,373	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	167,250,000	USD	106,586,753	JPMorgan Chase Bank N.A.	11/02/22	$394,707
CAD	59,650,000	USD	43,690,992	Bank of New York	11/02/22	93,668
CAD	4,440,000	USD	3,248,080	Citibank N.A.	11/02/22	10,996
CAD	59,650,000	USD	43,683,025	Deutsche Bank Securities Inc.	11/02/22	101,635
CAD	59,660,000	USD	43,668,250	JPMorgan Chase Bank N.A.	11/02/22	123,750
CAD	59,650,000	USD	43,619,744	Morgan Stanley & Co. International PLC	11/02/22	164,916
CAD	59,650,000	USD	43,641,828	State Street Bank and Trust Co.	11/02/22	142,832
EUR	16,810,000	USD	16,593,106	JPMorgan Chase Bank N.A.	11/02/22	19,372
GBP	19,900,000	USD	22,230,748	Morgan Stanley & Co. International PLC	11/02/22	590,563
ILS	35,015,000	USD	9,898,401	Deutsche Bank Securities Inc.	11/02/22	10,897
JPY	11,690,450,000	USD	78,581,751	JPMorgan Chase Bank N.A.	11/02/22	38,579
JPY	11,690,460,000	USD	78,593,441	Morgan Stanley & Co. International PLC	11/02/22	26,956
JPY	11,690,460,000	USD	78,588,686	State Street Bank and Trust Co.	11/02/22	31,711
NZD	19,600,000	USD	11,365,844	Morgan Stanley & Co. International PLC	11/02/22	29,598
THB	774,495,000	USD	20,334,357	JPMorgan Chase Bank N.A.	11/02/22	14,960
USD	3,029,152	AUD	4,710,000	Deutsche Bank Securities Inc.	11/02/22	16,400
USD	105,297,476	AUD	162,540,000	JPMorgan Chase Bank N.A.	11/02/22	1,328,767
USD	951,386	CAD	1,290,000	Deutsche Bank Securities Inc.	11/02/22	4,493
USD	36,520,217	CHF	35,730,000	JPMorgan Chase Bank N.A.	11/02/22	838,388

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	702,308,882	CNY	4,974,150,297	State Street Bank & Trust Company	11/02/22	$20,787,728
USD	8,605,689	EUR	8,630,000	Deutsche Bank Securities Inc.	11/02/22	77,094
USD	43,715,804	GBP	37,880,000	Morgan Stanley & Co. International PLC	11/02/22	275,038
USD	79,740,234	JPY	11,502,130,000	Bank of New York	11/02/22	2,386,389
USD	85,130,136	JPY	12,282,420,000	Deutsche Bank Securities Inc.	11/02/22	2,528,703
USD	79,821,026	JPY	11,502,130,000	Morgan Stanley & Co. International PLC	11/02/22	2,467,181
USD	79,792,785	JPY	11,502,130,000	State Street Bank and Trust Co.	11/02/22	2,438,940
USD	79,789,284	JPY	11,502,120,000	UBS AG	11/02/22	2,435,506
USD	20,497,908	THB	774,495,000	Morgan Stanley & Co. International PLC	11/02/22	148,591
MXN	438,580,000	USD	22,077,360	JPMorgan Chase Bank N.A.	11/03/22	58,611
CAD	2,280,000	USD	1,671,802	UBS AG	12/02/22	2,085
CNY	17,000,000	USD	2,333,178	State Street Bank & Trust Company	12/02/22	8,098
USD	35,840,716	CHF	35,730,000	State Street Bank and Trust Co.	12/02/22	43,201
USD	676,517,730	CNY	4,906,950,297	State Street Bank & Trust Company	12/02/22	722,344
USD	9,614,766	CZK	237,590,000	Morgan Stanley & Co. International PLC	12/02/22	45,810
USD	15,145,656	DKK	113,225,000	Citibank N.A.	12/02/22	83,079
USD	324,833,968	EUR	327,255,000	Bank of New York	12/02/22	735,764
USD	324,865,057	EUR	327,255,000	Deutsche Bank Securities Inc.	12/02/22	766,853
USD	324,436,256	EUR	327,245,000	JPMorgan Chase Bank N.A.	12/02/22	347,956
USD	324,439,625	EUR	327,255,000	Morgan Stanley & Co. International PLC	12/02/22	341,421
USD	324,453,697	EUR	327,255,000	State Street Bank and Trust Co.	12/02/22	355,493
USD	15,417,533	GBP	13,380,000	JPMorgan Chase Bank N.A.	12/02/22	60,779
USD	294,370,998	GBP	254,220,000	Morgan Stanley & Co. International PLC	12/02/22	2,592,660
USD	5,563,241	HUF	2,315,705,000	UBS AG	12/02/22	21,504
USD	78,887,148	JPY	11,690,460,000	Bank of New York	12/02/22	3,833
USD	86,271,749	JPY	12,784,990,000	Deutsche Bank Securities Inc.	12/02/22	2,912
USD	7,363,525	NOK	76,240,000	JPMorgan Chase Bank N.A.	12/02/22	23,051
USD	10,575,404	PLN	50,365,000	UBS AG	12/02/22	61,283
USD	5,623,814	RON	27,895,000	Deutsche Bank Securities Inc.	12/02/22	25,850
USD	29,841,586	SEK	327,540,000	Citibank N.A.	12/02/22	118,678
USD	15,313,873	SGD	21,660,000	JPMorgan Chase Bank N.A.	12/02/22	10,151
KRW	4,146,640,000	USD	2,894,799	Morgan Stanley & Co. International PLC	12/21/22	13,055
USD	3,037,982	CLP	2,830,640,000	Morgan Stanley & Co. International PLC	12/21/22	62,345
USD	5,752,639	COP	25,739,610,000	Citibank N.A.	12/21/22	585,164
USD	2,519,961	IDR	39,145,080,000	Deutsche Bank Securities Inc.	12/21/22	18,813
USD	34,065,430	IDR	509,550,706,721	Morgan Stanley & Co. International PLC	12/21/22	1,508,035
USD	84,331,892	KRW	117,321,685,000	Morgan Stanley & Co. International PLC	12/21/22	2,059,414
USD	29,638,209	MYR	134,350,000	Morgan Stanley & Co. International PLC	12/21/22	1,213,755

122	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	3,896,968	PEN	15,220,000	Morgan Stanley & Co. International PLC	12/21/22	$97,846

						49,518,201

CHF	35,730,000	USD	35,725,356	State Street Bank and Trust Co.	11/02/22	(43,526)
CNY	4,974,150,297	USD	684,796,440	State Street Bank & Trust Company	11/02/22	(3,275,285)
CZK	237,590,000	USD	9,638,931	Morgan Stanley & Co. International PLC	11/02/22	(46,311)
DKK	113,225,000	USD	15,111,173	Citibank N.A.	11/02/22	(83,234)
EUR	327,255,000	USD	324,149,350	Bank of New York	11/02/22	(739,691)
EUR	327,255,000	USD	324,178,803	Deutsche Bank Securities Inc.	11/02/22	(769,144)
EUR	327,245,000	USD	323,750,023	JPMorgan Chase Bank N.A.	11/02/22	(350,247)
EUR	327,255,000	USD	323,756,644	Morgan Stanley & Co. International PLC	11/02/22	(346,985)
EUR	327,255,000	USD	323,769,734	State Street Bank and Trust Co.	11/02/22	(360,075)
GBP	19,900,000	USD	22,911,865	Morgan Stanley & Co. International PLC	11/02/22	(90,555)
HUF	2,315,705,000	USD	5,614,780	UBS AG	11/02/22	(24,905)
JPY	11,690,460,000	USD	78,626,214	Bank of New York	11/02/22	(5,816)
JPY	11,690,460,000	USD	78,623,041	Deutsche Bank Securities Inc.	11/02/22	(2,644)
JPY	105,320,000	USD	729,227	Societe Generale	11/02/22	(20,932)
NOK	76,240,000	USD	7,356,411	JPMorgan Chase Bank N.A.	11/02/22	(22,927)
PLN	50,365,000	USD	10,612,882	UBS AG	11/02/22	(63,249)
RON	27,895,000	USD	5,640,139	Deutsche Bank Securities Inc.	11/02/22	(26,221)
SEK	327,540,000	USD	29,784,189	Citibank N.A.	11/02/22	(118,935)
SGD	21,660,000	USD	15,311,424	JPMorgan Chase Bank N.A.	11/02/22	(10,492)
USD	43,280,713	CAD	59,440,000	Bank of New York	11/02/22	(349,801)
USD	46,341,214	CAD	63,650,000	Deutsche Bank Securities Inc.	11/02/22	(379,551)
USD	43,393,196	CAD	59,440,000	Morgan Stanley & Co. International PLC	11/02/22	(237,318)
USD	43,334,702	CAD	59,440,000	State Street Bank and Trust Co.	11/02/22	(295,813)
USD	43,319,511	CAD	59,440,000	UBS AG	11/02/22	(311,004)
USD	9,418,382	CZK	237,590,000	Morgan Stanley & Co. International PLC	11/02/22	(174,237)
USD	14,898,869	DKK	113,225,000	Morgan Stanley & Co. International PLC	11/02/22	(129,070)
USD	317,065,153	EUR	325,085,000	Bank of New York	11/02/22	(4,200,004)
USD	335,954,011	EUR	344,115,000	Deutsche Bank Securities Inc.	11/02/22	(4,117,539)
USD	318,381,747	EUR	325,085,000	Morgan Stanley & Co. International PLC	11/02/22	(2,883,410)
USD	318,002,698	EUR	325,085,000	State Street Bank and Trust Co.	11/02/22	(3,262,459)
USD	317,981,864	EUR	325,075,000	UBS AG	11/02/22	(3,273,411)
USD	2,176,113	GBP	1,920,000	Morgan Stanley & Co. International PLC	11/02/22	(25,742)
USD	5,318,872	HUF	2,315,705,000	UBS AG	11/02/22	(271,004)
USD	9,845,008	ILS	35,015,000	State Street Bank and Trust Co.	11/02/22	(64,290)
USD	1,791,662	JPY	266,680,000	Deutsche Bank Securities Inc.	11/02/22	(1,807)
USD	7,066,041	NOK	76,240,000	Citibank N.A.	11/02/22	(267,443)
USD	11,127,194	NZD	19,600,000	UBS AG	11/02/22	(268,247)
USD	10,093,644	PLN	50,365,000	Societe Generale	11/02/22	(455,989)
USD	5,477,270	RON	27,895,000	Deutsche Bank Securities Inc.	11/02/22	(136,649)
USD	1,092,408	SEK	12,180,000	Deutsche Bank Securities Inc.	11/02/22	(10,733)

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	28,239,096	SEK	315,360,000	Morgan Stanley & Co. International PLC	11/02/22	$(323,017)
USD	15,090,752	SGD	21,660,000	JPMorgan Chase Bank N.A.	11/02/22	(210,180)
GBP	272,200,000	USD	314,959,898	Morgan Stanley & Co. International PLC	11/03/22	(2,792,945)
USD	294,182,872	GBP	272,200,000	Morgan Stanley & Co. International PLC	11/03/22	(17,984,081)
USD	21,656,188	MXN	438,580,000	Deutsche Bank Securities Inc.	11/03/22	(479,784)
EUR	8,250,000	USD	8,171,188	Deutsche Bank Securities Inc.	12/02/22	(770)
USD	106,677,904	AUD	167,250,000	JPMorgan Chase Bank N.A.	12/02/22	(395,042)
USD	960,000	AUD	1,500,000	UBS AG	12/02/22	(295)
USD	43,698,161	CAD	59,650,000	Bank of New York	12/02/22	(94,541)
USD	43,690,640	CAD	59,650,000	Deutsche Bank Securities Inc.	12/02/22	(102,063)
USD	43,676,402	CAD	59,660,000	JPMorgan Chase Bank N.A.	12/02/22	(123,642)
USD	43,628,358	CAD	59,650,000	Morgan Stanley & Co. International PLC	12/02/22	(164,344)
USD	43,648,311	CAD	59,650,000	State Street Bank and Trust Co.	12/02/22	(144,391)
USD	78,841,965	JPY	11,690,450,000	JPMorgan Chase Bank N.A.	12/02/22	(41,283)
USD	78,853,200	JPY	11,690,460,000	Morgan Stanley & Co. International PLC	12/02/22	(30,115)
USD	78,848,945	JPY	11,690,460,000	State Street Bank and Trust Co.	12/02/22	(34,370)
USD	21,961,383	MXN	438,580,000	JPMorgan Chase Bank N.A.	12/02/22	(59,024)
USD	11,371,352	NZD	19,600,000	Morgan Stanley & Co. International PLC	12/02/22	(29,735)
USD	20,375,667	THB	774,495,000	JPMorgan Chase Bank N.A.	12/02/22	(21,212)
USD	9,919,061	ILS	35,015,000	Deutsche Bank Securities Inc.	12/05/22	(8,808)

						(50,556,337)

						$(1,038,136)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$49,518,201	$—	$—	$49,518,201

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$50,556,337	$—	$—	$50,556,337

124	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$617,029,915	$—	$—	$617,029,915

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$11,046,476	$—	$—	$11,046,476

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$3,680,735,267
Average amounts sold — in USD	$7,628,544,101

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$49,518,201	$50,556,337

Total derivative assets and liabilities in the Statement of Assets and Liabilities	49,518,201	50,556,337
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	49,518,201	50,556,337

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets	(c)(d)

Bank of New York	$3,219,654	$(3,219,654)	$—	$—	$—
Citibank N.A.	797,917	(469,612)	—	(328,305)	—
Deutsche Bank Securities Inc.	3,553,650	(3,553,650)	—	—	—
JPMorgan Chase Bank N.A.	3,259,071	(1,234,049)	—	—	2,025,022
Morgan Stanley & Co. International PLC	11,637,184	(11,637,184)	—	—	—
State Street Bank & Trust Company	21,518,170	(3,275,285)	—	—	18,242,885
State Street Bank and Trust Co.	3,012,177	(3,012,177)	—	—	—
UBS AG	2,520,378	(2,520,378)	—	—	—

	$49,518,201	$(28,921,989)	$—	$(328,305)	$20,267,907

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (continued) October 31, 2022	iShares® Core International Aggregate Bond ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (e)	Net Amount of Derivative Liabilities	(d)(f)

Bank of New York	$5,389,853	$(3,219,654)	$—	$—	$2,170,199
Citibank N.A.	469,612	(469,612)	—	—	—
Deutsche Bank Securities Inc.	6,035,713	(3,553,650)	—	—	2,482,063
JPMorgan Chase Bank N.A.	1,234,049	(1,234,049)	—	—	—
Morgan Stanley & Co. International PLC	25,257,865	(11,637,184)	—	(13,620,681)	—
Societe Generale	476,921	—	—	—	476,921
State Street Bank & Trust Company	3,275,285	(3,275,285)	—	—	—
State Street Bank and Trust Co.	4,204,924	(3,012,177)	—	—	1,192,747
UBS AG	4,212,115	(2,520,378)	—	—	1,691,737

	$50,556,337	$(28,921,989)	$—	$(13,620,681)	$8,013,667

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$691,371,334	$—	$691,371,334
Foreign Government Obligations	—	2,908,648,283	—	2,908,648,283

	$—	$3,600,019,617	$—	$3,600,019,617

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$49,518,201	$—	$49,518,201
Liabilities
Forward Foreign Currency Exchange Contracts	—	(50,556,337)	—	(50,556,337)

	$—	$(1,038,136)	$—	$(1,038,136)

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

126	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2022

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$4,988,024,689	$3,600,019,617
Investments, at value — affiliated(c)	141,915,587	—
Cash	11,114	—
Foreign currency, at value(d)	2,332	22,596,195
Cash pledged as collateral for OTC derivatives	—	15,950,000
Receivables:
Investments sold	60,444,436	47,118,704
Securities lending income — affiliated	59,336	—
Capital shares sold	2,705,893	3,495,549
Dividends — unaffiliated	127,283	7,181
Dividends — affiliated	243	19,931
Interest — unaffiliated	29,078,883	28,836,909
Unrealized appreciation on forward foreign currency exchange contracts	—	49,518,201
Other assets	—	7,980,000

Total assets	5,222,369,796	3,775,542,287

LIABILITIES
Bank overdraft	—	4,983,895
Cash received:
Collateral — OTC derivatives	—	460,000
Collateral — TBA commitments	4,000	—
Collateral on securities loaned, at value	88,615,321	—
Deferred foreign capital gain tax	—	17,418
Payables:
Investments purchased	72,688,876	40,794,640
Capital shares redeemed	73,061	—
Investment advisory fees	254,668	215,540
Unrealized depreciation on forward foreign currency exchange contracts	—	50,556,337

Total liabilities	161,635,926	97,027,830

NET ASSETS	$5,060,733,870	$3,678,514,457

NET ASSETS CONSIST OF
Paid-in capital	$5,539,403,778	$4,042,689,786
Accumulated loss	(478,669,908)	(364,175,329)

NET ASSETS	$5,060,733,870	$3,678,514,457

NET ASSETVALUE
Shares outstanding	110,200,000	75,500,000

Net asset value	$45.92	$48.72

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$5,424,401,172	$4,559,974,431
(b) Securities loaned, at value	$85,643,998	$—
(c) Investments, at cost — affiliated	$141,927,016	$—
(d) Foreign currency, at cost	$2,397	$22,679,850

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	127

Statements of Operations

Year Ended October 31, 2022

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

INVESTMENT INCOME
Dividends — unaffiliated	$40	$12,599
Dividends — affiliated	669,798	141,373
Interest — unaffiliated	104,592,532	48,339,268
Securities lending income — affiliated — net	497,551	—
Other income — unaffiliated	51,114	14,281
Foreign taxes withheld	—	(483,614)

Total investment income	105,811,035	48,023,907

EXPENSES
Investment advisory	3,513,508	2,772,985
Professional	217	217

Total expenses	3,513,725	2,773,202

Less:
Investment advisory fees waived	(102,458)	—

Total expenses after fees waived	3,411,267	2,773,202

Net investment income	102,399,768	45,250,705

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(49,216,435)	(48,681,156)
Investments — affiliated	(62,083)	—
Forward foreign currency exchange contracts	—	617,029,915
Foreign currency transactions	(25)	(6,690,370)
In-kind redemptions — unaffiliated(a)	(76,517,214)	(1,144,442)
Payments by affiliate	1,907	—

	(125,793,850)	560,513,947

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(454,546,929)	(1,014,029,738)
Investments — affiliated	(52,179)	—
Forward foreign currency exchange contracts	—	11,046,476
Foreign currency translations	(66)	(1,374,417)

	(454,599,174)	(1,004,357,679)

Net realized and unrealized loss	(580,393,024)	(443,843,732)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(477,993,256)	$(398,593,027)

(a) See Note 2 of the Notes to Financial Statements.
(b) Net of reduction in deferred foreign capital gain tax of	$—	$161,104

See notes to financial statements.

128	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$102,399,768	$86,319,293	$45,250,705	$37,090,828
Net realized gain (loss)	(125,793,850)	11,136,487	560,513,947	29,066,274
Net change in unrealized appreciation (depreciation)	(454,599,174)	(83,749,073)	(1,004,357,679)	(120,922,236)

Net increase (decrease) in net assets resulting from operations	(477,993,256)	13,706,707	(398,593,027)	(54,765,134)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(103,820,594)	(88,533,271)	(43,841,993)	(6,019,839)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(592,584,886)	1,608,968,395	233,105,618	719,713,923

NET ASSETS
Total increase (decrease) in net assets	(1,174,398,736)	1,534,141,831	(209,329,402)	658,928,950
Beginning of year	6,235,132,606	4,700,990,775	3,887,843,859	3,228,914,909

End of year	$5,060,733,870	$6,235,132,606	$3,678,514,457	$3,887,843,859

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	129

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF

	Year Ended 10/31/22		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$50.73		$51.38	$50.50	$48.79	$50.08

Net investment income(a)	0.85		0.84	1.18	1.42	1.24
Net realized and unrealized gain (loss)(b)	(4.80)		(0.61)	0.92	1.68	(1.37)

Net increase (decrease) from investment operations	(3.95)		0.23	2.10	3.10	(0.13)

Distributions(c)
From net investment income	(0.83)		(0.88)	(1.22)	(1.39)	(1.16)
From net realized gain	(0.03)		—	—	—	—

Total distributions	(0.86)		(0.88)	(1.22)	(1.39)	(1.16)

Net asset value, end of year	$45.92		$50.73	$51.38	$50.50	$48.79

Total Return(d)
Based on net asset value	(7.86	)%(e)	0.44%	4.22%	6.43%	(0.25)%

Ratios to Average Net Assets(f)
Total expenses	0.06%		0.06%	0.06%	0.06%	0.06%

Total expenses after fees waived	0.06%		0.06%	0.06%	0.06%	0.06%

Net investment income	1.75%		1.64%	2.32%	2.85%	2.53%

Supplemental Data
Net assets, end of year (000)	$5,060,734		$6,235,133	$4,700,991	$2,863,252	$2,205,285

Portfolio turnover rate(g)(h)	60%		82%	77%	83%	107%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

130	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		iShares Core International Aggregate Bond ETF

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	10/31/22	10/31/21	10/31/20		10/31/19	10/31/18

Net asset value, beginning of year	$54.84	$55.77	$55.23		$52.17	$51.98

Net investment income(a)	0.63	0.56	0.55		0.55	0.47
Net realized and unrealized gain (loss)(b)	(6.12)	(1.39)	1.17		4.80	0.44

Net increase (decrease) from investment operations	(5.49)	(0.83)	1.72		5.35	0.91

Distributions(c)
From net investment income	(0.60)	(0.10)	(0.46)		(2.29)	(0.72)
From net realized gain	(0.03)	—	(0.01)		—	—
Return of capital	—	—	(0.71)		—	—

Total distributions	(0.63)	(0.10)	(1.18)		(2.29)	(0.72)

Net asset value, end of year	$48.72	$54.84	$55.77		$55.23	$52.17

Total Return(d)
Based on net asset value	(10.05)%	(1.52)%	3.16	%(e)	10.50%	1.77%

Ratios to Average Net Assets(f)
Total expenses	0.07%	0.08%	0.09%		0.09%	0.09%

Net investment income	1.21%	1.00%	0.99%		1.02%	0.91%

Supplemental Data
Net assets, end of year (000)	$3,678,514	$3,887,844	$3,228,915		$1,828,114	$871,318

Portfolio turnover rate(g)	11%	16%	36%		12%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	131

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

132	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

N O T E S T O F I N A N C I A L S T A T E M E N T S	133

Notes to Financial Statements  (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund

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Notes to Financial Statements  (continued)

or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core 1-5 Year USD Bond
Barclays Bank PLC	$4,042,605	$(4,042,605)	$—		$—
Barclays Capital, Inc.	1,295,409	(1,295,409)	—		—
BMO Capital Markets Corp.	614,796	(614,796)	—		—
BNP Paribas SA	4,942,781	(4,942,781)	—		—
BofA Securities, Inc.	1,918,251	(1,918,251)	—		—
Citadel Clearing LLC	220,890	(220,890)	—		—
Citigroup Global Markets, Inc.	2,940,435	(2,940,435)	—		—
Credit Suisse Securities (USA) LLC	1,195,631	(1,195,631)	—		—
Deutsche Bank Securities, Inc.	4,614,355	(4,614,355)	—		—
Goldman Sachs & Co. LLC	5,362,983	(5,303,584)	—		59,399
HSBC Securities (USA), Inc.	525,934	(525,934)	—		—
J.P. Morgan Securities LLC	42,377,532	(42,377,532)	—		—
Jefferies LLC	986,268	(986,268)	—		—
Morgan Stanley	5,627,717	(5,627,717)	—		—
Nomura Securities International, Inc.	1,069,386	(1,069,386)	—		—
Pershing LLC	506,614	(506,614)	—		—
RBC Capital Markets LLC	1,823,192	(1,823,192)	—		—
TD Securities (USA) LLC	1,572,840	(1,572,840)	—		—
Toronto-Dominion Bank	574,855	(574,855)	—		—
Wells Fargo Bank N.A.	342,937	(342,937)	—		—
Wells Fargo Securities LLC	3,088,587	(3,088,587)	—		—

	$85,643,998	$(85,584,599)	$—		$59,399

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements  (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core 1-5 Year USD Bond	0.06%
Core International Aggregate Bond	0.07

Effective March 31, 2022, for its investment advisory services to the iShares Core International Aggregate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to March 31, 2022, BFA was entitled to an annual investment advisory fee of 0.08%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Core 1-5 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

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Notes to Financial Statements  (continued)

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

Core 1-5 Year USD Bond	$102,458

Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Core International Aggregate Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core 1-5 Year USD Bond	$162,775

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core 1-5 Year USD Bond	$2,426,214	$580,780	$(62,244)

During the year ended October 31, 2022, the iShares Core 1-5 Year USD Bond ETF received a reimbursement of $1,907 from an affiliate, which is included in payment by affiliate in the Statement of Operations, related to an operating event.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	137

Notes to Financial Statements  (continued)

7.	PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Core 1-5 Year USD Bond	$2,822,523,635	$2,906,881,245	$652,989,542	$628,389,242
Core International Aggregate Bond	—	—	1,091,144,016	422,992,417

For the year ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core 1-5 Year USD Bond	$1,104,511,211	$1,661,601,851
Core International Aggregate Bond	287,808,647	85,477,408

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

Core 1-5 Year USD Bond	$(76,635,812)	$76,635,812
Core International Aggregate Bond	(1,313,243)	1,313,243

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21

Core 1-5 Year USD Bond
Ordinary income	$100,241,584	$88,533,271
Long-term capital gains	3,579,010	—

	$103,820,594	$88,533,271

Core International Aggregate Bond
Ordinary income	$41,867,518	$6,019,839
Long-term capital gains	1,974,475	—

	$43,841,993	$6,019,839

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

Core 1-5 Year USD Bond	$10,721,842	$(50,723,841)	$(438,667,909)	$(478,669,908)
Core International Aggregate Bond	79,350,880	(15,206,996)	(428,319,213)	(364,175,329)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments, the accrual of income on securities in default, the hedging transactions and TBA transactions.

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Notes to Financial Statements  (continued)

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core 1-5 Year USD Bond	$5,568,606,437	$2,797,870	$(441,464,031)	$(438,666,161)
Core International Aggregate Bond	4,568,796,703	52,151,617	(1,017,697,881)	(965,546,264)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

The iShares Core International Aggregate Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the northbound trading of Bond Connect (“Bond Connect”). The Fund may be exposed to additional risks when investing in the China Interbank Bond Market, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) political and economic instability, and regulatory and tax risks (iii) potential delays and disruptions in the functionality of the newly developed trading platforms and operational systems, or the potential that Bond Connect ceases to operate; (iv) settlement and custody risks due to the link between the offshore custody agent and onshore custodians and clearing institutions; and (v) currency risk. In such event, there is no assurance that the Fund will achieve its investment objective.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

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Notes to Financial Statements  (continued)

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

Core 1-5 Year USD Bond
Shares sold	25,100,000	$1,209,211,121	34,900,000	$1,789,199,643
Shares redeemed	(37,800,000)	(1,801,796,007)	(3,500,000)	(180,231,248)

	(12,700,000)	$(592,584,886)	31,400,000	$1,608,968,395

Core International Aggregate Bond
Shares sold	7,550,000	$390,696,668	14,900,000	$825,668,184
Shares redeemed	(2,950,000)	(157,591,050)	(1,900,000)	(105,954,261)

	4,600,000	$233,105,618	13,000,000	$719,713,923

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	141

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

  iShares Core 1-5 Year USD Bond ETF

  iShares Core International Aggregate Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information  (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2022:

iShares ETF	20% Rate Long-Term Capital Gain Dividends

Core 1-5 Year USD Bond	$3,579,010
Core International Aggregate Bond	1,974,475

The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2022:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid

Core International Aggregate Bond	$47,427,180	$460,847

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2022:

iShares ETF	Federal Obligation Interest

Core 1-5 Year USD Bond	$31,013,074

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends

Core 1-5 Year USD Bond	$99,730,219
Core International Aggregate Bond	42,690,929

The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

iShares ETF	Interest-Related Dividends	Qualified Short-Term Capital Gain

Core 1-5 Year USD Bond	$76,893,639	$—
Core International Aggregate Bond	1,094,670	241,297

I M P O R T A N T T A X I N F O R M A T I O N	143

Board Review and Approval of Investment Advisory Contract

iShares Core 1-5 Year USD Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Core International Aggregate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	145

Board Review and Approval of Investment Advisory Contract  (continued)

Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited and BlackRock (Singapore) Limited, (together the Advisory Agreements”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited and BlackRock (Singapore) Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited and BlackRock (Singapore) Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited and BlackRock (Singapore) Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited and BlackRock (Singapore) Limited, which were provided at the May 3, 2022 meeting and throughout the year and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	147

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core 1-5 Year USD Bond	$0.830294	$0.028450	$—	$0.858744	97%	3%	—%	100%
Core International Aggregate Bond(a)	0.570859	0.031928	0.028942	0.631729	90	5	5	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund

(since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	149

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

150	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited) (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice Presidents.

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	151

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

152	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

OJSC	Open Joint Stock Company

PIK	Payment-in-kind

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peru Nuevo Sol

PLN	Polish Zloty

RON	Romanian Leu

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

Portfolio Abbreviation (continued)

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	153

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1006-1022

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

•	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF | IBCE | NYSE Arca

•	iShares iBonds Mar 2023 Term Corporate ETF | IBDD | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Short-term U.S. investment-grade corporate bonds posted negative returns for the 12 months ended October 31, 2022 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade 0 – 5 Index, a broad measure of short-term U.S. corporate bond performance, returned -6.36%.

The U.S. Federal Reserve’s (Fed’s) shift toward tighter monetary policy was the primary factor driving the market downturn. Annualized consumer price inflation, which had been under 3.0% for over a decade, began to rise throughout 2021 and reached 7.0% by the end of the year. The inflation picture soon grew even more challenging following Russia’s invasion of Ukraine in early 2022, which—together with the resulting sanctions—further snarled global supply chains and contributed to a spike in energy prices. Inflation exceeded 8.0% in March 2022 and remained above that level through the end of the reporting period, with a peak of 9.1% in June.

The Fed moved aggressively to calm price pressures, ending its stimulative quantitative easing program and boosting interest rates from a range of 0.0%-0.25% to 3.0-3.25% in five separate increases from March to September 2022. This marked the largest move in such a short interval since 1980. In addition, the Fed appeared set to continue raising rates until inflation showed signs of returning closer to its longer-term target of 2%. Some evidence began to emerge later in the period that the Fed’s rate hikes had begun to reduce activity in certain segments of the economy, but there was still no sign that consumer price inflation had started to decline in a meaningful fashion. As a result, market prices at the end of October indicated that the central bank would not stop tightening until rates reached the 4.5-5.0% range.

Corporate bonds were also pressured by widening credit spreads relative to U.S. Treasuries. Spreads rose steadily throughout the period and ultimately closed near their highest level in more than two years. The spread widening was the result of an increase investor risk aversion that was driven, in part, by Russia’s invasion of Ukraine and elevated volatility across global markets. Investors also became more cautious on corporate credit given the prospect of slowing economic growth and a concurrent downturn in corporate earnings in 2023. Together, these factors caused investment-grade corporates to finish the 12-month period with a loss. However, shorter-term issues strongly outperformed both the overall category and the broader fixed-income market thanks to their lower degree of interest rate sensitivity.

Although the market moved lower in the 12-month period, corporate fundamentals remain strong. Leverage was low, overall credit quality was robust, and default rates remained below the historical average. Further, companies’ efforts to refinance their debt in recent years reduced the risk that a wave of maturing bonds would need to be replaced at higher yields.

Of the three major sectors in the Markit iBoxx USD Liquid Investment Grade 0 – 5 Index, utilities finished with the smallest decline. However, the performance impact on the larger asset class was relatively limited due to the sector’s minor weighting in the index. Industrials lagged utilities, with the communications and technology industries leading the way on the downside. Financials posted the largest loss, primarily as a result of weakness in finance and real estate companies. In terms of credit quality, higher-rated bonds generally outperformed amid investors’ search for relative “safe havens” in the challenging environment.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

Investment Objective

The iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg 2023 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	0.31%	2.24%	2.31%	0.31%	11.72%	24.36%
Fund Market	0.29	2.21	2.31	0.29	11.56	24.37
Index	0.44	2.33	2.39	0.44	12.21	25.29

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was April 17, 2013. The first day of secondary market trading was April 19, 2013.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,007.20	$ 0.51		$ 1,000.00	$ 1,024.70	$ 0.51		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.9%
Aa	7.8
A	38.7
Baa	47.7
Short-Term and Other Assets	3.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Emerson Electric Co., 2.63%, 02/15/23	5.5%
Starbucks Corp., 3.10%, 03/01/23	4.2
Illumina Inc., 0.55%, 03/23/23	3.7
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	3.6
AbbVie Inc., 2.30%, 11/21/22	3.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Mar 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	0.23%	2.36%	3.41%	0.23%	12.39%	36.68%
Fund Market	0.28	2.35	3.41	0.28	12.31	36.64
Index	0.44	2.45	3.54	0.44	12.86	38.24

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was July 9, 2013. The first day of secondary market trading was July 10, 2013.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,007.30	$ 0.46		$ 1,000.00	$ 1,024.80	$ 0.46		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.2%
Aa	9.2
A	46.0
Baa	33.0
Ba	1.6
Not Rated	5.4
Short-Term and Other Assets	3.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Emerson Electric Co., 2.63%, 02/15/23	3.9%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	3.8
Morgan Stanley, 3.75%, 02/25/23	2.7
Walmart Inc., 2.35%, 12/15/22	2.7
National Bank of Canada, 2.10%, 02/01/23	2.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments October 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 4.7%
Boeing Co. (The)
1.17%, 02/04/23 (Call 12/01/22)(a)	$1,025	$1,013,018
2.80%, 03/01/23 (Call 02/01/23)	600	594,678
General Dynamics Corp., 2.25%, 11/15/22(a)	198	197,786

		1,805,482

Agriculture — 1.0%
Philip Morris International Inc., 2.63%, 03/06/23(a)	389	385,981

Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/16/22(a)	35	34,943

Auto Manufacturers — 4.5%
American Honda Finance Corp.
2.05%, 01/10/23	270	268,744
2.60%, 11/16/22(a)	105	104,934
General Motors Financial Co. Inc., 3.25%, 01/05/23 (Call 12/05/22)(a)	200	199,460
PACCAR Financial Corp., 1.90%, 02/07/23(a)	123	122,177
Toyota Motor Credit Corp.
2.63%, 01/10/23(a)	313	311,761
2.70%, 01/11/23	75	74,718
2.90%, 03/30/23	649	644,275

		1,726,069

Beverages — 2.7%
PepsiCo Inc., 2.75%, 03/01/23(a)	1,069	1,061,998

Biotechnology — 3.7%
Illumina Inc., 0.55%, 03/23/23	1,451	1,424,127

Building Materials — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	30	30,000

Chemicals — 2.2%
Air Products and Chemicals Inc., 2.75%, 02/03/23	111	110,362
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	25	24,995
Linde Inc./CT, 2.70%, 02/21/23 (Call 11/21/22)(a)	284	282,424
Mosaic Co. (The), 3.25%, 11/15/22	15	14,989
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	427	422,657
RPM International Inc., 3.45%, 11/15/22(a)	15	14,996

		870,423

Commercial Services — 1.6%
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	630	626,037

Computers — 1.1%
Apple Inc.
2.40%, 01/13/23 (Call 12/13/22)	59	58,770
2.85%, 02/23/23 (Call 12/23/22)	365	363,230

		422,000

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co., 1.95%, 02/01/23(a)	105	104,306
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)(a)	300	297,966

		402,272

Diversified Financial Services — 1.8%
Visa Inc., 2.80%, 12/14/22 (Call 12/01/22)	695	693,944

Electric — 9.2%
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 12/01/22)	40	39,885
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	270	268,764

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 12/01/22)(a)	$220	$218,970
DTE Energy Co.
2.25%, 11/01/22	53	53,000
Series H, 0.55%, 11/01/22	65	65,000
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	370	366,685
3.05%, 03/15/23 (Call 02/15/23)	306	303,965
Edison International
2.95%, 03/15/23 (Call 01/15/23)	121	119,854
3.13%, 11/15/22	15	14,984
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)(a)	180	178,492
National Rural Utilities Cooperative Finance Corp., 2.70%, 02/15/23 (Call 12/15/22)	125	124,141
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	1,405	1,385,920
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 11/14/22)	10	9,990
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	425	421,349

		3,570,999

Electrical Components & Equipment — 5.5%
Emerson Electric Co., 2.63%, 02/15/23 (Call 12/01/22)	2,125	2,111,124

Electronics — 2.6%
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)(a)	695	692,734
Flex Ltd., 5.00%, 02/15/23	308	307,621

		1,000,355

Food — 2.4%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	871	866,680
Conagra Brands Inc., 3.20%, 01/25/23 (Call 12/01/22)	81	80,648

		947,328

Gas — 2.3%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 11/16/22)	45	44,352
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 12/01/22)	700	689,745
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	150	148,927

		883,024

Health Care - Products — 0.0%
DH Europe Finance II Sarl, 2.05%, 11/15/22	2	1,998

Health Care - Services — 0.0%
CommonSpirit Health, 2.95%, 11/01/22	9	9,000

Home Builders — 0.1%
DR Horton Inc., 4.75%, 02/15/23 (Call 12/01/22)	45	44,972

Internet — 2.7%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)(a)	355	352,788
2.50%, 11/29/22(a)	106	105,854
Baidu Inc., 3.50%, 11/28/22(a)	200	199,768
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	326	323,389
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	73	72,584

		1,054,383

Machinery — 3.4%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	210	206,936
1.95%, 11/18/22	25	24,973
2.55%, 11/29/22	33	32,956
2.63%, 03/01/23	229	227,319

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp., 2.80%, 03/06/23(a)	$810	$804,784

		1,296,968

Manufacturing — 1.4%
3M Co. 1.75%, 02/14/23 (Call 01/14/23)(a)	130	128,811
2.25%, 03/15/23 (Call 02/15/23)(a)	329	325,700
General Electric Co., 3.10%, 01/09/23	85	84,693

		539,204

Media — 2.5%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	164	164,279
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)(a)	679	672,882
TWDC Enterprises 18 Corp., 2.35%, 12/01/22(a)	125	124,806

		961,967

Metal Fabricate & Hardware — 0.6%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 12/01/22)	232	230,956

Oil & Gas — 5.2%
BP Capital Markets PLC, 2.50%, 11/06/22	510	509,862
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	157	156,297
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)(a)	455	451,305
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	602	598,460
TotalEnergies Capital International SA, 2.70%, 01/25/23(a)	305	303,698

		2,019,622

Pharmaceuticals — 8.5%
AbbVie Inc. 2.30%, 11/21/22	1,305	1,303,369
2.90%, 11/06/22	117	116,960
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 12/01/22)	285	280,394
Bristol-Myers Squibb Co. 2.75%, 02/15/23 (Call 01/15/23)(a)	97	96,505
3.25%, 02/20/23 (Call 01/20/23)(a)	294	292,862
Cardinal Health Inc., 3.20%, 03/15/23(a)	310	307,669
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	97	96,208
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)(a)	141	140,012
Zoetis Inc., 3.25%, 02/01/23 (Call 12/01/22)	650	647,003

		3,280,982

Pipelines — 5.2%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	120	120,000
Energy Transfer LP 3.45%, 01/15/23 (Call 12/01/22)(a)	71	70,699
3.60%, 02/01/23 (Call 12/01/22)(a)	170	169,206
4.25%, 03/15/23 (Call 12/15/22)	446	443,944
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	777	772,260
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23 (Call 12/01/22)	291	289,528
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	15	14,933
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 01/31/23 (Call 12/01/22)(a)	145	144,044

		2,024,614

Real Estate Investment Trusts — 1.0%
American Tower Corp., 3.50%, 01/31/23	390	388,686

Security	Par/ Shares (000)	Value

Retail — 6.2%
AutoZone Inc., 2.88%, 01/15/23 (Call 12/01/22)(a)	$45	$44,787
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)(a)	1,626	1,616,911
Walmart Inc., 2.35%, 12/15/22 (Call 12/01/22)(a)	757	755,221

		2,416,919

Semiconductors — 1.9%
Intel Corp., 2.70%, 12/15/22(a)	375	374,325
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)	375	372,889

		747,214

Software — 3.9%
Adobe Inc., 1.70%, 02/01/23	312	309,682
Autodesk Inc., 3.60%, 12/15/22 (Call 12/01/22)(a)	140	139,909
Fidelity National Information Services Inc., 0.38%, 03/01/23	379	373,311
Microsoft Corp., 2.13%, 11/15/22	249	248,821
Oracle Corp., 2.63%, 02/15/23 (Call 01/15/23)	430	427,218

		1,498,941

Telecommunications — 2.3%
Cisco Systems Inc., 2.60%, 02/28/23(a)	170	168,766
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	690	684,376
Vodafone Group PLC, 2.95%, 02/19/23(a)	55	54,606

		907,748

Transportation — 4.7%
Burlington Northern Santa Fe LLC, 3.00%, 03/15/23 (Call 12/15/22)(a)	385	382,228
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)(a)	775	773,504
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 12/01/22)	101	100,291
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)(a)	355	352,657
Union Pacific Corp., 2.95%, 01/15/23 (Call 12/01/22)(a)	210	209,339

		1,818,019

Total Long-Term Investments — 96.1% (Cost: $37,452,866)		37,238,299

Short-Term Securities

Money Market Funds — 22.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(b)(c)(d)	6,983	6,981,680
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(b)(c)	1,760	1,760,000

Total Short-Term Securities — 22.6% (Cost: $8,741,318)		8,741,680

Total Investments — 118.7% (Cost: $46,194,184)		45,979,979

Liabilities in Excess of Other Assets — (18.7)%		(7,236,380)

Net Assets — 100.0%		$38,743,599

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,554,362	$5,428,706	(a)	$—	$(1,246)	$(142)	$6,981,680	6,983	$12,170	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	859,000	901,000	(a)	—	—	—	1,760,000	1,760	8,592		—

					$(1,246)	$(142)	$8,741,680		$20,762		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$37,238,299	$—	$37,238,299
Money Market Funds	8,741,680	—	—	8,741,680

	$8,741,680	$37,238,299	$—	$45,979,979

See notes to financial statements.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.0%
Boeing Co. (The) 1.17%, 02/04/23 (Call 12/01/22)	$255	$252,019
2.80%, 03/01/23 (Call 02/01/23)	350	346,895
General Dynamics Corp., 2.25%, 11/15/22(a)	193	192,792

		791,706

Agriculture — 0.4%
Philip Morris International Inc. 2.50%, 11/02/22	204	204,000
2.63%, 03/06/23	100	99,224

		303,224

Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/16/22(a)	50	49,919

Auto Manufacturers — 2.1%
American Honda Finance Corp. 2.05%, 01/10/23	226	224,949
2.60%, 11/16/22(a)	120	119,924
General Motors Financial Co. Inc., 3.25%, 01/05/23 (Call 12/05/22)	220	219,406
PACCAR Financial Corp., 1.90%, 02/07/23	250	248,328
Toyota Motor Credit Corp. 2.63%, 01/10/23(a)	220	219,129
2.70%, 01/11/23	105	104,605
2.90%, 03/30/23(a)	620	615,486

		1,751,827

Banks — 31.2%
Australia & New Zealand Banking Group Ltd./New York NY 2.05%, 11/21/22	250	249,715
2.63%, 11/09/22(a)	240	239,921
Banco Santander SA, 3.13%, 02/23/23(a)	360	357,862
Bank of America Corp., 3.30%, 01/11/23	1,325	1,321,886
Bank of Montreal 2.05%, 11/01/22	130	130,000
2.55%, 11/06/22	325	324,850
Bank of New York Mellon Corp. (The) 1.85%, 01/27/23(a)	119	118,249
2.95%, 01/29/23 (Call 12/29/22)	206	204,966
Bank of Nova Scotia (The) 1.95%, 02/01/23	399	396,311
2.00%, 11/15/22(a)	130	129,889
2.38%, 01/18/23	782	778,356
BNP Paribas SA, 3.25%, 03/03/23(a)	735	731,024
Citigroup Inc., 3.38%, 03/01/23(a)	385	382,852
Citizens Bank NA/Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	685	681,171
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/23(a)	300	298,890
Deutsche Bank AG/New York NY, 3.95%, 02/27/23(a)	480	477,398
Discover Bank, 3.35%, 02/06/23 (Call 01/06/23)	950	945,487
Goldman Sachs Group Inc. (The) 0.52%, 03/08/23(a)	1,725	1,696,520
3.20%, 02/23/23 (Call 01/23/23)	468	465,365
3.63%, 01/22/23	435	434,160
JPMorgan Chase & Co., 3.20%, 01/25/23(a)	583	581,239
KeyBank NA/Cleveland OH 1.25%, 03/10/23	420	414,389
3.38%, 03/07/23	300	298,707
Mitsubishi UFJ Financial Group Inc., 3.46%, 03/02/23(a)	855	851,118
Mizuho Financial Group Inc., 3.55%, 03/05/23(a)	750	746,535

Security	Par (000)	Value

Banks (continued)
Morgan Stanley 3.13%, 01/23/23	$678	$675,702
3.75%, 02/25/23(a)	2,250	2,243,970
4.88%, 11/01/22	320	320,000
MUFG Union Bank NA, 2.10%, 12/09/22	310	308,810
National Australia Bank Ltd./New York, 3.00%, 01/20/23(a)	750	747,067
National Bank of Canada, 2.10%, 02/01/23	1,925	1,911,275
Natwest Group PLC, 6.13%, 12/15/22(a)	350	349,538
PNC Bank NA 2.70%, 11/01/22	310	310,000
2.95%, 01/30/23 (Call 12/30/22)	50	49,803
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(b)	140	139,940
Royal Bank of Canada, 1.95%, 01/17/23(a)	153	152,172
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)(a)	350	349,083
Santander UK PLC, 2.10%, 01/13/23	275	273,196
Sumitomo Mitsui Financial Group Inc., 3.10%, 01/17/23(a)	360	358,758
Synovus Financial Corp., 3.13%, 11/01/22	100	100,000
Toronto-Dominion Bank (The) 0.25%, 01/06/23(a)	140	138,967
1.90%, 12/01/22(a)	265	264,499
Truist Bank 1.25%, 03/09/23	390	384,731
3.00%, 02/02/23 (Call 01/02/23)(a)	225	223,981
Truist Financial Corp., 2.20%, 03/16/23 (Call 02/13/23)	1,400	1,386,784
U.S. Bank NA/Cincinnati OH 1.95%, 01/09/23 (Call 12/09/22)	335	333,322
2.85%, 01/23/23 (Call 12/23/22)	435	432,960
Wells Fargo & Co., Series M, 3.45%, 02/13/23(a)	350	348,635
Westpac Banking Corp. 2.00%, 01/13/23	173	172,156
2.75%, 01/11/23(a)	310	308,946

		25,541,155

Beverages — 0.6%
PepsiCo Inc., 2.75%, 03/01/23(a)	525	521,561

Biotechnology — 1.9%
Illumina Inc., 0.55%, 03/23/23	1,600	1,570,368

Building Materials — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	85	85,000

Chemicals — 1.7%
Air Products and Chemicals Inc., 2.75%, 02/03/23	45	44,741
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	125	124,975
Linde Inc./CT, 2.70%, 02/21/23 (Call 11/21/22)(a)	508	505,180
Mosaic Co. (The), 3.25%, 11/15/22	109	108,916
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	555	549,356
RPM International Inc., 3.45%, 11/15/22(a)	25	24,994

		1,358,162

Commercial Services — 1.6%
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,290	1,281,886

Computers — 1.0%
Apple Inc. 2.40%, 01/13/23 (Call 12/13/22)	520	517,972
2.85%, 02/23/23 (Call 12/23/22)(a)	338	336,361

		854,333

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co. 1.95%, 02/01/23(a)	175	173,843

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.25%, 11/15/22	$5	$4,997
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)(a)	350	347,627

		526,467

Diversified Financial Services — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/23/23 (Call 12/23/22)	900	895,050
Air Lease Corp. 2.25%, 01/15/23	505	501,510
2.75%, 01/15/23 (Call 12/15/22)	262	260,541
American Express Co. 2.65%, 12/02/22	280	279,613
3.40%, 02/27/23 (Call 01/27/23)	1,258	1,252,037
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	105	104,603
Capital One NA, 3.38%, 02/15/23	535	532,550
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)(a)	220	219,028
Nasdaq Inc., 0.45%, 12/21/22 (Call 11/14/22)	160	158,832
Visa Inc., 2.80%, 12/14/22 (Call 12/01/22)	415	414,369

		4,618,133

Electric — 5.6%
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 12/01/22)	285	284,179
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	220	218,992
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 12/01/22)	200	199,064
DTE Energy Co. 2.25%, 11/01/22	135	135,000
Series H, 0.55%, 11/01/22	30	30,000
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	145	143,701
3.05%, 03/15/23 (Call 02/15/23)	340	337,739
Edison International 2.95%, 03/15/23 (Call 01/15/23)	323	319,941
3.13%, 11/15/22(a)	110	109,886
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	188	186,425
National Rural Utilities Cooperative Finance Corp., 2.70%, 02/15/23 (Call 12/15/22)	635	630,638
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	1,620	1,598,000
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 11/14/22)(a)	125	124,871
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	285	282,552

		4,600,988

Electrical Components & Equipment — 3.9%
Emerson Electric Co., 2.63%, 02/15/23	3,220	3,198,974

Electronics — 0.4%
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	50	49,837
Flex Ltd., 5.00%, 02/15/23	240	239,705

		289,542

Food — 1.3%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	940	935,337
Conagra Brands Inc., 3.20%, 01/25/23 (Call 12/01/22)	152	151,339

		1,086,676

Gas — 1.7%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 11/16/22)	130	128,127
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 12/01/22)(a)	1,035	1,019,837

Security	Par (000)	Value

Gas (continued)
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	$255	$253,177

		1,401,141

Health Care - Products — 0.1%
DH Europe Finance II Sarl, 2.05%, 11/15/22	75	74,930

Health Care - Services — 3.5%
Anthem Inc., 0.45%, 03/15/23	1,100	1,081,883
Elevance Health Inc. 2.95%, 12/01/22 (Call 11/16/22)	5	4,994
3.30%, 01/15/23	410	408,704
Humana Inc. 2.90%, 12/15/22 (Call 12/01/22)	49	48,866
3.15%, 12/01/22	265	264,754
UnitedHealth Group Inc. 2.75%, 02/15/23	520	517,052
2.88%, 03/15/23	530	526,475

		2,852,728

Holding Companies - Diversified — 0.6%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	498	495,226

Home Builders — 0.1%
DR Horton Inc., 4.75%, 02/15/23 (Call 12/01/22)	90	89,944

Insurance — 2.2%
Aon Corp., 2.20%, 11/15/22	175	174,823
Berkshire Hathaway Inc. 2.75%, 03/15/23 (Call 01/15/23)(a)	380	377,127
3.00%, 02/11/23	345	343,455
Chubb INA Holdings Inc. 2.70%, 03/13/23	120	119,088
2.88%, 11/03/22	155	155,000
Marsh & McLennan Companies Inc., 3.30%, 03/14/23	623	623,000

		1,792,493

Internet — 1.5%
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)(a)	185	183,847
2.50%, 11/29/22(a)	151	150,792
Baidu Inc., 3.50%, 11/28/22(a)	220	219,745
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	540	535,674
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	166	165,054

		1,255,112

Machinery — 1.5%
Caterpillar Financial Services Corp. 0.25%, 03/01/23(a)	340	335,040
1.95%, 11/18/22(a)	214	213,771
2.55%, 11/29/22	110	109,853
2.63%, 03/01/23	140	138,972
John Deere Capital Corp. 0.25%, 01/17/23(a)	30	29,737
2.70%, 01/06/23(a)	50	49,836
2.80%, 01/27/23(a)	50	49,792
2.80%, 03/06/23(a)	334	331,849

		1,258,850

Manufacturing — 0.4%
3M Co. 1.75%, 02/14/23 (Call 01/14/23)	175	173,399
2.25%, 03/15/23 (Call 02/15/23)(a)	165	163,345

		336,744

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 2.9%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	$150	$150,255
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)(a)	839	831,440
Time Warner Cable Enterprises LLC, 8.38%, 03/15/23	1,239	1,254,079
TWDC Enterprises 18 Corp., 2.35%, 12/01/22(a)	167	166,741

		2,402,515

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 12/01/22)	180	179,190

Mining — 1.0%
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	760	754,741
Southern Copper Corp., 3.50%, 11/08/22	55	54,744

		809,485

Oil & Gas — 1.3%
BP Capital Markets PLC, 2.50%, 11/06/22	130	129,965
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	233	231,956
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)(a)	275	272,767
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	230	228,647
TotalEnergies Capital International SA, 2.70%, 01/25/23(a)	179	178,236

		1,041,571

Pharmaceuticals — 4.5%
AbbVie Inc. 2.30%, 11/21/22	432	431,460
2.90%, 11/06/22(a)	475	474,838
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 12/01/22)	163	160,366
Bristol-Myers Squibb Co. 2.75%, 02/15/23 (Call 01/15/23)	150	149,235
3.25%, 02/20/23 (Call 01/20/23)(a)	333	331,711
Cardinal Health Inc., 3.20%, 03/15/23(a)	1,460	1,449,021
Cigna Corp., 3.05%, 11/30/22 (Call 11/16/22)	84	83,903
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	115	114,060
McKesson Corp. 2.70%, 12/15/22 (Call 12/01/22)(a)	75	74,800
2.85%, 03/15/23 (Call 12/15/22)	109	108,236
Zoetis Inc., 3.25%, 02/01/23 (Call 12/01/22)	295	293,640

		3,671,270

Pipelines — 3.7%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	171	171,000
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 12/15/22)	50	49,706
Energy Transfer LP 3.45%, 01/15/23 (Call 12/01/22)(a)	495	492,901
3.60%, 02/01/23 (Call 12/01/22)	130	129,393
4.25%, 03/15/23 (Call 12/15/22)	655	651,980
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	1,123	1,116,150
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23 (Call 12/01/22)	270	268,634
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)(a)	15	14,933
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 01/31/23 (Call 12/01/22)	159	157,952

		3,052,649

Real Estate Investment Trusts — 0.3%
American Tower Corp., 3.50%, 01/31/23	228	227,232

Retail — 3.0%
AutoZone Inc., 2.88%, 01/15/23 (Call 12/01/22)(a)	35	34,835
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)(a)	220	218,770

Security	Par/ Shares (000)	Value

Retail (continued)
Walmart Inc., 2.35%, 12/15/22(a)	$2,177	$2,171,884

		2,425,489

Semiconductors — 0.6%
Intel Corp., 2.70%, 12/15/22(a)	380	379,316
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)(a)	135	134,240

		513,556

Software — 2.2%
Adobe Inc., 1.70%, 02/01/23	258	256,083
Fidelity National Information Services Inc., 0.38%, 03/01/23	950	935,740
Microsoft Corp., 2.13%, 11/15/22	50	49,964
Oracle Corp., 2.63%, 02/15/23 (Call 01/15/23)(a)	558	554,390

		1,796,177

Telecommunications — 1.1%
Cisco Systems Inc., 2.60%, 02/28/23(a)	265	263,076
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	505	500,884
Vodafone Group PLC, 2.95%, 02/19/23(a)	145	143,961

		907,921

Transportation — 1.1%
Burlington Northern Santa Fe LLC, 3.00%, 03/15/23 (Call 12/15/22)(a)	120	119,136
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 12/01/22)	183	181,715
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)(a)	458	454,977
Union Pacific Corp., 2.95%, 01/15/23 (Call 12/01/22)(a)	110	109,654

		865,482

Total Corporate Bonds & Notes — 92.6% (Cost: $76,291,409)		75,879,626

Investment Companies

Exchange Traded Funds — 3.8%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(c)	129	3,126,315

Total Investment Companies — 3.8% (Cost $2,974,254)		3,126,315

Total Long-Term Investments — 96.4% (Cost: $79,265,663)		79,005,941

Short-Term Securities

Money Market Funds — 18.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	12,718	12,715,297
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	2,300	2,300,000

Total Short-Term Securities — 18.3% (Cost: $15,014,659)		15,015,297

Total Investments — 114.7% (Cost: $94,280,322)		94,021,238

Liabilities in Excess of Other Assets — (14.7)%		(12,067,011)

Net Assets — 100.0%		$81,954,227

(a)	All or a portion of this security is on loan.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ETF

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,408,783	$10,310,054	(a)	$—		$(2,611)	$(929)	$12,715,297	12,718	$18,978	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,924,000	—		(624,000	)(a)	—	—	2,300,000	2,300	13,916		—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	3,179,850	—		—		—	(53,535)	3,126,315	129	63,084		—

						$(2,611)	$(54,464)	$18,141,612		$95,978		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$75,879,626	$—	$75,879,626
Investment Companies	3,126,315	—	—	3,126,315
Money Market Funds	15,015,297	—	—	15,015,297

	$18,141,612	$75,879,626	$—	$94,021,238

See notes to financial statements.

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2022

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$37,238,299	$75,879,626
Investments, at value — affiliated(c)	8,741,680	18,141,612
Cash	5,640	4,367
Receivables:
Investments sold	230,000	168,574
Securities lending income — affiliated	2,211	3,487
Dividends — affiliated	3,063	3,813
Interest — unaffiliated	216,248	475,807

Total assets	46,437,141	94,677,286

LIABILITIES
Collateral on securities loaned, at value	6,981,466	12,716,630
Payables:
Due to custodian	708,860	—
Investment advisory fees	3,216	6,429

Total liabilities	7,693,542	12,723,059

NET ASSETS	$38,743,599	$81,954,227

NET ASSETS CONSIST OF
Paid-in capital	$39,760,658	$82,321,989
Accumulated loss	(1,017,059)	(367,762)

NET ASSETS	$38,743,599	$81,954,227

NET ASSET VALUE
Shares outstanding	1,600,000	3,100,000

Net asset value	$24.21	$26.44

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$37,452,866	$76,291,409
(b) Securities loaned, at value	$6,546,380	$11,966,654
(c) Investments, at cost — affiliated	$8,741,318	$17,988,913

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Operations

Year Ended October 31, 2022

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ETF

INVESTMENT INCOME
Dividends — affiliated	$8,732	$77,170
Interest — unaffiliated	719,414	1,352,776
Securities lending income — affiliated — net	12,030	18,808

Total investment income	740,176	1,448,754

EXPENSES
Investment advisory	33,407	69,542
Professional	217	217

Total expenses	33,624	69,759

Less:
Investment advisory fees waived	(645)	(4,406)

Total expenses after fees waived	32,979	65,353

Net investment income	707,197	1,383,401

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	40,218	62,366
Investments — affiliated	(1,246)	(2,611)
In-kind redemptions — unaffiliated(a)	(3,155)	15,467

	35,817	75,222

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(604,993)	(1,199,466)
Investments — affiliated	(142)	(54,464)

	(605,135)	(1,253,930)

Net realized and unrealized loss	(569,318)	(1,178,708)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,879	$204,693

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF		iShares iBonds Mar 2023 Term Corporate ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$707,197	$591,338	$1,383,401	$1,455,827
Net realized gain	35,817	61,848	75,222	455,987
Net change in unrealized appreciation (depreciation)	(605,135)	(552,601)	(1,253,930)	(1,504,330)

Net increase in net assets resulting from operations	137,879	100,585	204,693	407,484

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(669,975)	(600,797)	(1,336,558)	(1,531,453)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	8,479,949	3,732,889	14,511,717	(2,684,666)

NET ASSETS
Total increase (decrease) in net assets	7,947,853	3,232,677	13,379,852	(3,808,635)
Beginning of year	30,795,746	27,563,069	68,574,375	72,383,010

End of year	$38,743,599	$30,795,746	$81,954,227	$68,574,375

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$24.64	$25.06	$24.65	$23.44	$24.47

Net investment income(a)	0.52	0.50	0.61	0.65	0.66
Net realized and unrealized gain (loss)(b)	(0.46)	(0.41)	0.44	1.22	(1.04)

Net increase (decrease) from investment operations	0.06	0.09	1.05	1.87	(0.38)

Distributions from net investment income(c)	(0.49)	(0.51)	(0.64)	(0.66)	(0.65)

Net asset value, end of year	$24.21	$24.64	$25.06	$24.65	$23.44

Total Return(d)
Based on net asset value	0.31%	0.33%	4.33%	8.07%	(1.54)%

Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.12%	2.01%	2.46%	2.71%	2.76%

Supplemental Data
Net assets, end of year (000)	$38,744	$30,796	$27,563	$25,886	$44,535

Portfolio turnover rate(f)	6%	9%	9%	9%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$26.89	$27.31	$26.89	$25.53	$26.66

Net investment income(a)	0.53	0.55	0.70	0.76	0.76
Net realized and unrealized gain (loss)(b)	(0.47)	(0.40)	0.43	1.36	(1.12)

Net increase (decrease) from investment operations	0.06	0.15	1.13	2.12	(0.36)

Distributions from net investment income(c)	(0.51)	(0.57)	(0.71)	(0.76)	(0.77)

Net asset value, end of year	$26.44	$26.89	$27.31	$26.89	$25.53

Total Return(d)
Based on net asset value	0.23%	0.56%	4.27%	8.43%	(1.37)%

Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.09%	0.09%	0.10%	0.10%	0.10%

Net investment income	1.99%	2.01%	2.59%	2.89%	2.95%

Supplemental Data
Net assets, end of year (000)	$81,954	$68,574	$72,383	$79,335	$59,995

Portfolio turnover rate(f)	5%	13%	13%	5%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBonds Mar 2023 Term Corporate ex-Financials	Diversified
iBonds Mar 2023 Term Corporate	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (continued)

the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
iBonds Mar 2023 Term Corporate ex-Financials
Barclays Bank PLC	$857,085	$(857,085)	$—		$—
Barclays Capital, Inc.	367,425	(367,425)	—		—
BMO Capital Markets Corp.	192,023	(192,023)	—		—
BNP Paribas SA	138,460	(138,460)	—		—
BofA Securities, Inc.	255,274	(255,274)	—		—
Goldman Sachs & Co. LLC	323,579	(323,579)	—		—
J.P. Morgan Securities LLC	3,221,272	(3,221,272)	—		—
Morgan Stanley	591,927	(591,927)	—		—
Pershing LLC	563,337	(563,337)	—		—
Wells Fargo Securities LLC	35,998	(35,998)	—		—

	$6,546,380	$(6,546,380)	$—		$—

iBonds Mar 2023 Term Corporate
Barclays Bank PLC	$606,718	$(606,718)	$—		$—
Barclays Capital, Inc.	783,341	(783,341)	—		—
BMO Capital Markets Corp.	49,918	(49,918)	—		—
BNP Paribas SA	169,694	(169,694)	—		—
BofA Securities, Inc.	42,616	(42,616)	—		—
Goldman Sachs & Co. LLC	2,515,450	(2,515,450)	—		—
J.P. Morgan Securities LLC	5,319,763	(5,319,763)	—		—
Morgan Stanley	1,316,898	(1,316,898)	—		—
Nomura Securities International, Inc.	298,614	(298,614)	—		—
Pershing LLC	132,741	(132,741)	—		—
RBC Capital Markets LLC	150,183	(150,183)	—		—
Wells Fargo Securities LLC	580,718	(580,718)	—		—

	$11,966,654	$(11,966,654)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived
iBonds Mar 2023 Term Corporate ex-Financials	$ 645
iBonds Mar 2023 Term Corporate	4,406

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
iBonds Mar 2023 Term Corporate ex-Financials	$ 4,214
iBonds Mar 2023 Term Corporate	7,044

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBonds Mar 2023 Term Corporate ex-Financials	$605,264	$—	$—
iBonds Mar 2023 Term Corporate	803,665	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBonds Mar 2023 Term Corporate ex-Financials	$1,681,651	$18,175,426
iBonds Mar 2023 Term Corporate	2,901,695	32,310,389

For the year ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Mar 2023 Term Corporate ex-Financials	$9,526,095	$1,151,021
iBonds Mar 2023 Term Corporate	16,938,830	2,587,410

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBonds Mar 2023 Term Corporate ex-Financials	$(3,155)	$3,155
iBonds Mar 2023 Term Corporate	15,467	(15,467)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21

iBonds Mar 2023 Term Corporate ex-Financials
Ordinary income	$669,975	$600,797

iBonds Mar 2023 Term Corporate
Ordinary income	$1,336,558	$1,531,453

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
iBonds Mar 2023 Term Corporate ex-Financials	$96,625	$(887,103)	$(226,581)	$(1,017,059)
iBonds Mar 2023 Term Corporate	172,434	(259,839)	(280,357)	(367,762)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

For the year ended October 31, 2022, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized
iBonds Mar 2023 Term Corporate ex-Financials	$30,392
iBonds Mar 2023 Term Corporate	34,720

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Mar 2023 Term Corporate ex-Financials	$46,206,560	$12,822	$(239,403)	$(226,581)
iBonds Mar 2023 Term Corporate	94,301,595	176,451	(456,808)	(280,357)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements   (continued)

USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

iBonds Mar 2023 Term Corporate ex-Financials

Shares sold	400,000	$9,688,858	150,000	$3,732,889

Shares redeemed	(50,000)	(1,208,909)	—	—

	350,000	$8,479,949	150,000	$3,732,889

iBonds Mar 2023 Term Corporate

Shares sold	650,000	$17,186,165	200,000	$5,421,288

Shares redeemed	(100,000)	(2,674,448)	(300,000)	(8,105,954)

	550,000	$14,511,717	(100,000)	$(2,684,666)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF iShares iBonds Mar 2023 Term Corporate ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	29

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends

iBonds Mar 2023 Term Corporate ex-Financials	$ 672,587
iBonds Mar 2023 Term Corporate	1,266,295

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

iShares ETF	Interest-Related Dividends

iBonds Mar 2023 Term Corporate ex-Financials	$ 612,448
iBonds Mar 2023 Term Corporate	1,147,461

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF, iShares iBonds Mar 2023 Term Corporate ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Mar 2023 Term Corporate ex-Financials	$0.489027	$—	$—	$0.489027	100%	—%	—%	100%
iBonds Mar 2023 Term Corporate	0.511776	—	—	0.511776	100	—	—	100

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	33

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fundis included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	35

Trustee and Officer Information (unaudited) (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice Presidents.

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	37

Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1007-1022

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

•	iShares iBonds 2022 Term High Yield and Income ETF | IBHB | Cboe BZX
•	iShares iBonds 2023 Term High Yield and Income ETF | IBHC | Cboe BZX
•	iShares iBonds 2024 Term High Yield and Income ETF | IBHD | Cboe BZX
•	iShares iBonds 2025 Term High Yield and Income ETF | IBHE | Cboe BZX
•	iShares iBonds 2026 Term High Yield and Income ETF | IBHF | Cboe BZX
•	iShares iBonds 2027 Term High Yield and Income ETF | IBHG | Cboe BZX
•	iShares iBonds 2028 Term High Yield and Income ETF | IBHH | Cboe BZX
•	iShares iBonds 2029 Term High Yield and Income ETF | IBHI | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

U.S. high-yield corporate bonds posted a negative returns for the 12 months ended October 31, 2022 (“reporting period”). The Markit iBoxx USD Liquid High Yield Index, a broad measure of U.S. high-yield corporate bond performance, returned -10.82%.

A variety of factors weighed on the high-yield bond market during the period. First, and most important, a surge in inflation prompted the U.S. Federal Reserve (Fed) to tighten monetary policy by winding down its stimulative quantitative easing program and beginning to raise interest rates. The Fed hiked rates by a total of three percentage points over the 12-month period, bringing the benchmark fed funds rate to a range of 3.0% to 3.25%. This marked the largest move in such a short interval since 1980. Investors expected that the Fed would continue to raise rates until inflation showed signs of moving back to its longer-term 2% target, with market prices indicating the central bank would not stop tightening until rates reached the 4.5-5.0% range. These developments led to a spike in U.S. Treasury yields, with the 10-year note soaring from 1.55% at the start of the period to 4.05% by October 31, 2022.

High yield bonds were also pressured by rising spreads relative to U.S. Treasuries. At their peak in early July, spreads stood at their highest level in nearly two years. The spread widening was the result of an increase investor risk aversion that was driven, in part, by Russia’s invasion of Ukraine and elevated volatility in the equity market. Investors also became more cautious on corporate credit given the prospect of slowing economic growth and a concurrent downturn in corporate earnings in 2023. High yield bond funds experienced significant outflows as a result, further weighing on prices. Together, these factors caused high-yield corporates to finish the 12-month period with a loss. However, the asset class outperformed investment-grade corporates due in part to its lower degree of interest-rate sensitivity.

While the market performed poorly, one notable outcome of the sell-off was that yields—as gauged by the ICE BofA US High Yield Index—climbed to the upper end of the range that has been in place since the 2008 global financial crisis. At the same time, the default rate remained well below the historical average. In addition, high-yield companies’ earlier efforts to refinance their debt at lower yields reduced the risk that a wave of maturing bonds would need to be replaced at higher yields.

At the industry level, banking and communications issues were the weakest performers in the annual period. On the other hand, energy—while posting a loss in absolute terms—strongly outperformed the larger category on the strength of rising oil prices. The transportation and capital goods industries also delivered positive relative performance. Higher-rated bonds in the asset class generally outpaced lower-rated securities amid investors’ search for relative “safe havens.”

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® 2022 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2022 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2022, as represented by the Bloomberg 2022 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.23%	2.61%	1.23%	9.41%
Fund Market	1.03	2.62	1.03	9.45
Index	1.58	3.17	1.58	11.47

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,011.30	$1.67		$1,000.00	$1,023.50	$1.68		0.33%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets	(a)

A	2.3%
Baa	29.4
Ba	4.1
Not Rated	2.0
Short-Term and Other Assets	62.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Morgan Stanley, 4.88%, 11/01/22	3.0%
Natwest Group PLC, 6.13%, 12/15/22	2.0
Sprint Communications LLC, 6.00%, 11/15/22	1.9
TransAlta Corp., 4.50%, 11/15/22	1.9
Deutsche Bank AG/New York NY, 3.30%, 11/16/22	1.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® 2023 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2023 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2023, as represented by the Bloomberg 2023 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(1.86)%	2.67%	(1.86)%	9.62%
Fund Market	(1.80)	2.71	(1.80)	9.76
Index	(1.49)	3.62	(1.49)	13.17

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,003.30	$1.77		$1,000.00	$1,023.40	$1.79		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets	(a)

A	1.7%
Baa	53.6
Ba	20.3
B	11.5
Caa	3.7
Not Rated	3.6
Short-Term and Other Assets	5.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Sprint Corp., 7.88%, 09/15/23	1.5%
Ball Corp., 4.00%, 11/15/23	1.5
MGM Resorts International, 6.00%, 03/15/23	1.3
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 02/15/23	1.2
Commerzbank AG, 8.13%, 09/19/23	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® 2024 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2024 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2024, as represented by the Bloomberg 2024 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(4.21)%	2.00%	(4.21)%	7.16%
Fund Market	(4.29)	2.03	(4.29)	7.26
Index	(5.08)	2.33	(5.08)	8.35

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$995.10	$1.76		$1,000.00	$1,023.40	$1.79		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets	(a)

Baa	7.4%
Ba	41.0
B	36.3
Caa	9.6
Ca	0.2
Not Rated	1.9
Short-Term and Other Assets	3.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Las Vegas Sands Corp., 3.20%, 08/08/24	3.0%
Intesa Sanpaolo SpA, 5.02%, 06/26/24	2.9
DISH DBS Corp., 5.88%, 11/15/24	2.9
Sprint Corp., 7.13%, 06/15/24	2.9
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24	2.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® 2025 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2025 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2025, as represented by the Bloomberg 2025 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(4.77)%	2.33%	(4.77)%	8.38%
Fund Market	(4.89)	2.35	(4.89)	8.43
Index	(4.36)	2.79	(4.36)	10.07

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$980.00	$1.75		$1,000.00	$1,023.40	$1.79		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets	(a)
A	0.2%
Baa	4.5
Ba	38.5
B	39.9
Caa	12.3
Ca	0.3
Not Rated	0.7
Short-Term and Other Assets	3.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Caesars Entertainment Inc., 6.25%, 07/01/25	2.3%
American Airlines Inc., 11.75%, 07/15/25	1.9
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25	1.6
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25	1.2
Sands China Ltd., 5.63%, 08/08/25	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® 2026 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2026 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2026, as represented by the Bloomberg 2026 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(7.52)%	(1.10)%	(7.52)%	(2.16)%
Fund Market	(7.72)	(1.12)	(7.72)	(2.19)
Index	(7.45)	(0.82)	(7.45)	(1.61)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was November 10, 2020. The first day of secondary market trading was November 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$967.60	$1.74		$1,000.00	$1,023.40	$1.79		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets	(a)
Baa	3.3%
Ba	37.0
B	45.7
Caa	9.3
Ca	0.1
Not Rated	1.5
Short-Term and Other Assets	3.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
TransDigm Inc., 6.25%, 03/15/26	2.2%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	2.1
DISH DBS Corp., 5.25%, 12/01/26	1.4
Tenet Healthcare Corp., 4.88%, 01/01/26	1.2
Newell Brands Inc., 4.45%, 04/01/26	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® 2027 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2027 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2027, as represented by the Bloomberg 2027 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(9.71)%	(7.34)%	(9.71)%	(9.58)%
Fund Market	(9.70)	(7.34)	(9.70)	(9.57)
Index	(9.36)	(7.00)	(9.36)	(9.10)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was July 7, 2021. The first day of secondary market trading was July 9, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$957.20	$1.73		$1,000.00	$1,023.40	$1.79		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	15

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets	(a)
Baa	0.8%
Ba	36.1
B	48.8
Caa	12.7
Ca	0.2
Not Rated	0.3
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	1.7
Carnival Corp., 5.75%, 03/01/27	1.4
TransDigm Inc., 5.50%, 11/15/27	1.3
Centene Corp., 4.25%, 12/15/27	1.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2028 Term HighYield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2028, as represented by the Bloomberg 2028 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(8.10)%
Fund Market	(8.14)
Index	(8.17)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was March 8, 2022. The first day of secondary market trading was March 10, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$949.30	$1.72		$1,000.00	$1,023.40	$1.79		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	17

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets	(a)
A	1.9%
Baa	3.5
Ba	36.7
B	47.1
Caa	8.4
Not Rated	1.4
Short-Term and Other Assets	1.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Sprint Capital Corp., 6.88%, 11/15/28	1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28	1.2
Tenet Healthcare Corp., 6.13%, 10/01/28	1.2
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28	1.1
DISH DBS Corp., 5.75%, 12/01/28	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF

Investment Objective

The iShares iBonds 2029 Term High Yield and Income ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield and other income generating corporate bonds maturing in 2029, as represented by the Bloomberg 2029 Term High Yield and Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(10.06)%
Fund Market	(10.03)
Index	(10.13)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was March 8, 2022. The first day of secondary market trading was March 10, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$939.20	$1.71		$1,000.00	$1,023.40	$1.79		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	19

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets	(a)
Aaa	0.1%
Baa	1.1
Ba	37.6
B	46.0
Caa	12.5
Not Rated	1.1
Short-Term and Other Assets	1.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Mozart Debt Merger Sub Inc., 3.88%, 04/01/29	1.8%
Picard Midco Inc., 6.50%, 03/31/29	1.7
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	1.3
Mozart Debt Merger Sub Inc., 5.25%, 10/01/29	0.9
Altice France SA/France, 5.13%, 07/15/29	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	21

Schedule of Investments October 31, 2022	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Airlines — 0.6%
Southwest Airlines Co., 2.75%, 11/16/22(a)	$650	$648,947

Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC, 3.35%, 11/01/22	955	955,000

Banks — 8.1%
Cooperatieve Rabobank UA, 3.95%, 11/09/22	1,015	1,014,797
Deutsche Bank AG/New York NY, 3.30%, 11/16/22	1,815	1,813,639
Morgan Stanley, 4.88%, 11/01/22	3,250	3,250,000
Natwest Group PLC, 6.13%, 12/15/22	2,130	2,127,188
Synovus Financial Corp., 3.13%, 11/01/22	625	625,000

		8,830,624

Chemicals — 2.5%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	1,050	1,049,790
Mosaic Co. (The), 3.25%, 11/15/22	1,040	1,039,199
RPM International Inc., 3.45%, 11/15/22(a)	650	649,838

		2,738,827

Commercial Services — 1.4%
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(b)	1,500	1,473,525

Diversified Financial Services — 0.9%
Discover Financial Services, 3.85%, 11/21/22	950	948,983

Electric — 6.5%
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 12/01/22)	650	648,128
DTE Energy Co. 2.25%, 11/01/22(a)	965	965,000
Series H, 0.55%, 11/01/22	1,140	1,140,000
Edison International, 3.13%, 11/15/22(a)	825	824,142
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 11/14/22)(a)	1,470	1,468,486
TransAlta Corp., 4.50%, 11/15/22(a)	2,025	2,021,557

		7,067,313

Health Care - Products — 1.5%
DH Europe Finance II Sarl, 2.05%, 11/15/22	1,595	1,593,517

Health Care - Services — 5.7%
CommonSpirit Health, 2.95%, 11/01/22(a)	1,025	1,025,000
Dignity Health, 3.13%, 11/01/22	1,425	1,425,000
Elevance Health Inc., 2.95%, 12/01/22	1,465	1,463,242
Humana Inc. 2.90%, 12/15/22	1,050	1,047,134
3.15%, 12/01/22	1,235	1,233,851

		6,194,227

Security	Par/ Shares (000)	Value

Insurance — 0.7%
Aon Corp., 2.20%, 11/15/22	$735	$734,258

Mining — 0.9%
Southern Copper Corp., 3.50%, 11/08/22	965	960,503

Packaging & Containers — 1.3%
Graphic Packaging International LLC, 4.88%, 11/15/22(a)	1,460	1,459,139

Pharmaceuticals — 4.1%
AbbVie Inc. 2.30%, 11/21/22	1,415	1,413,231
2.90%, 11/06/22	1,205	1,204,590
Cigna Corp., 3.05%, 11/30/22	915	913,939
McKesson Corp., 2.70%, 12/15/22 (Call 12/01/22)(a)	870	867,677

		4,399,437

Software — 0.8%
Autodesk Inc., 3.60%, 12/15/22 (Call 12/01/22)(a)	855	854,444

Telecommunications — 1.9%
Sprint Communications LLC, 6.00%, 11/15/22	2,077	2,077,353

Total Long-Term Investments — 37.8% (Cost: $41,000,083)		40,936,097

Short-Term Securities

Money Market Funds — 68.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	9,828	9,826,262
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	64,040	64,040,000

Total Short-Term Securities — 68.2% (Cost: $73,866,146)		73,866,262

Total Investments — 106.0% (Cost: $114,866,229)		114,802,359

Liabilities in Excess of Other Assets — (6.0)%		(6,541,365)

Net Assets — 100.0%		$108,260,994

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2022 Term High Yield and Income ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,234,299	$3,595,894	(a)	$—	$(3,703)	$(228)	$9,826,262	9,828	$44,049	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,280,000	60,760,000	(a)	—	—	—	64,040,000	64,040	312,750		—

					$(3,703)	$(228)	$73,866,262		$356,799		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$40,936,097	$—	$40,936,097
Money Market Funds	73,866,262	—	—	73,866,262

	$73,866,262	$40,936,097	$—	$114,802,359

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments October 31, 2022	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.0%
Boeing Co. (The) 1.17%, 02/04/23 (Call 12/01/22)	$550	$543,570
1.88%, 06/15/23 (Call 04/15/23)(a)	205	200,435
2.80%, 03/01/23 (Call 02/01/23)	190	188,315
4.51%, 05/01/23 (Call 04/01/23)(a)	1,760	1,756,603
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	500	495,270
Northrop Grumman Corp., 3.25%, 08/01/23	580	572,048
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)	220	217,151
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	931	904,141
Teledyne Technologies Inc., 0.65%, 04/01/23	160	156,725

		5,034,258

Agriculture — 0.2%
Reynolds American Inc., 4.85%, 09/15/23(a)	385	383,298

Airlines — 0.7%
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	1,169	1,160,572

Auto Manufacturers — 4.8%
Ford Motor Credit Co. LLC 3.09%, 01/09/23	250	248,822
3.10%, 05/04/23	365	360,317
3.37%, 11/17/23	1,025	993,143
4.14%, 02/15/23 (Call 01/15/23)	525	523,498
4.38%, 08/06/23	708	700,431
General Motors Co. 4.88%, 10/02/23	625	619,244
5.40%, 10/02/23(a)	620	617,570
General Motors Financial Co. Inc. 1.70%, 08/18/23	515	498,546
3.70%, 05/09/23 (Call 03/09/23)	310	306,987
4.15%, 06/19/23 (Call 05/19/23)	350	347,021
4.25%, 05/15/23(a)	290	288,153
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 12/01/22)(a)(b)	1,675	1,655,520
Stellantis NV, 5.25%, 04/15/23	1,000	996,030

		8,155,282

Banks — 5.3%
Citigroup Inc., 3.50%, 05/15/23	860	852,707
Citizens Bank NA/Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	250	248,603
Commerzbank AG, 8.13%, 09/19/23(b)	2,075	2,082,076
Cooperatieve Rabobank UA, 4.63%, 12/01/23(a)	275	271,859
Credit Suisse Group AG, 3.80%, 06/09/23	1,205	1,173,116
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	520	517,182
Discover Bank 3.35%, 02/06/23 (Call 01/06/23)	475	472,744
4.20%, 08/08/23	755	746,793
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)	300	294,636
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)	275	271,975
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)(a)	180	177,858
Morgan Stanley, 4.10%, 05/22/23	1,315	1,308,504
NatWest Group PLC, 3.88%, 09/12/23(a)	0	—
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)(a)	580	578,480

		8,996,533

Beverages — 0.3%
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23 .	150	147,366

Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)	$320	$313,533

		460,899

Biotechnology — 1.7%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)	455	445,058
Gilead Sciences Inc. 0.75%, 09/29/23 (Call 11/14/22)	1,002	964,275
2.50%, 09/01/23 (Call 07/01/23)(a)	460	449,958
Illumina Inc., 0.55%, 03/23/23	270	265,000
Royalty Pharma PLC, 0.75%, 09/02/23	700	672,735

		2,797,026

Building Materials — 0.7%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	373	368,073
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	220	214,660
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 12/01/22)	415	401,496
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	200	200,000

		1,184,229

Chemicals — 2.8%
Avient Corp., 5.25%, 03/15/23	1,635	1,639,251
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	1,725	1,706,611
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	150	148,346
LYB International Finance BV, 4.00%, 07/15/23	305	301,502
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	620	613,459
Nutrien Ltd., 1.90%, 05/13/23	300	294,666

		4,703,835

Commercial Services — 1.9%
ADT Security Corp. (The), 4.13%, 06/15/23	1,920	1,899,628
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	240	237,830
Global Payments Inc. 3.75%, 06/01/23 (Call 03/01/23)	345	341,512
4.00%, 06/01/23 (Call 05/01/23)	355	351,997
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	465	462,075

		3,293,042

Computers — 2.3%
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)	497	496,215
Hewlett Packard Enterprise Co. 2.25%, 04/01/23 (Call 03/01/23)	570	563,388
4.45%, 10/02/23 (Call 09/02/23)	840	833,641
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)	300	296,481
Seagate HDD Cayman, 4.75%, 06/01/23	1,750	1,736,017

		3,925,742

Diversified Financial Services — 8.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.15%, 10/29/23	1,175	1,113,735
3.30%, 01/23/23 (Call 12/23/22)	300	298,350
4.13%, 07/03/23 (Call 06/03/23)(a)	300	296,229
4.50%, 09/15/23 (Call 08/15/23)	765	751,398
Air Lease Corp. 2.25%, 01/15/23	350	347,582
2.75%, 01/15/23 (Call 12/15/22)(a)	200	198,886
3.00%, 09/15/23 (Call 07/15/23)	510	498,015
3.88%, 07/03/23 (Call 06/03/23)	320	316,128
Aircastle Ltd. 4.40%, 09/25/23 (Call 08/25/23)(a)	460	450,427
5.00%, 04/01/23	320	317,795

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc. 1.45%, 10/02/23 (Call 09/02/23)	$815	$781,821
3.05%, 06/05/23 (Call 05/05/23)	550	541,365
BGC Partners Inc., 5.38%, 07/24/23	305	302,252
Capital One Financial Corp. 2.60%, 05/11/23 (Call 04/11/23)(a)	630	621,653
3.20%, 01/30/23 (Call 12/30/22)	725	722,260
3.50%, 06/15/23	575	569,020
Capital One NA, 3.38%, 02/15/23	1,000	995,420
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	285	284,350
Navient Corp. 5.50%, 01/25/23(a)	1,439	1,439,158
7.25%, 09/25/23	534	534,609
OneMain Finance Corp. 5.63%, 03/15/23(a)	1,470	1,469,574
8.25%, 10/01/23(a)	680	690,234
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 12/01/22)(b)	565	547,965
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	180	178,695

		14,266,921

Electric — 5.3%
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 12/01/22)(a)	285	272,209
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	330	326,839
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/01/22)	415	396,134
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)(a)	255	252,039
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	225	222,869
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)	250	247,008
Series N, 3.80%, 12/01/23 (Call 11/01/23)	250	245,910
Georgia Power Co., Series A, 2.10%, 07/30/23(a)	430	420,488
InterGen NV, 7.00%, 06/30/23 (Call 12/01/22)(b)	1,475	1,444,217
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	1,330	1,311,939
OGE Energy Corp., 0.70%, 05/26/23 (Call 12/01/22)(a)	300	292,305
Pacific Gas and Electric Co. 1.70%, 11/15/23	775	740,582
3.25%, 06/15/23 (Call 03/15/23)(a)	230	226,143
3.85%, 11/15/23 (Call 08/15/23)	215	210,008
4.25%, 08/01/23 (Call 07/01/23)(a)	360	356,360
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 12/01/22)	525	500,314
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)(a)	760	747,506
WEC Energy Group Inc., 0.55%, 09/15/23(a)	450	431,843
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	315	300,778

		8,945,491

Electrical Components & Equipment — 0.6%
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(a)(b)	960	951,734

Electronics — 0.4%
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	180	179,413
Flex Ltd., 5.00%, 02/15/23(a)	250	249,693
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	190	188,170

		617,276

Environmental Control — 0.2%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)(a)	50	49,919
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)	250	246,555

		296,474

Security	Par (000)	Value

Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 02/15/23 (Call 12/15/22)(b)	$2,100	$2,086,140
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	270	268,661
Conagra Brands Inc. 0.50%, 08/11/23 (Call 12/01/22)	350	336,938
3.20%, 01/25/23 (Call 12/01/22)	170	169,260
Kellogg Co., 2.65%, 12/01/23	350	342,874
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)(a)	335	332,183
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	255	252,506

		3,788,562

Gas — 0.4%
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)(a)	255	250,966
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	300	297,855
ONE Gas Inc., 0.85%, 03/11/23 (Call 12/01/22)	0	—
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)(a)	215	209,360

		758,181

Health Care - Products — 0.7%
Baxter International Inc., 0.87%, 12/01/23	505	482,169
PerkinElmer Inc., 0.55%, 09/15/23 (Call 12/01/22)(a)	305	293,129
Stryker Corp., 0.60%, 12/01/23 (Call 11/14/22)	380	362,243

		1,137,541

Health Care - Services — 1.7%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)(a)	830	817,940
Anthem Inc., 0.45%, 03/15/23	250	245,883
Elevance Health Inc., 3.30%, 01/15/23	625	623,025
Humana Inc., 0.65%, 08/03/23 (Call 11/08/22)	970	937,476
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)(a)	190	187,663

		2,811,987

Holding Companies - Diversified — 1.3%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	465	462,410
Blackstone Secured Lending Fund, 3.65%, 07/14/23(a)	240	236,674
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b) .	1,565	1,568,161

		2,267,245

Home Builders — 1.2%
DR Horton Inc. 4.75%, 02/15/23	115	114,929
5.75%, 08/15/23 (Call 05/15/23)	245	245,546
KB Home, 7.63%, 05/15/23 (Call 11/15/22)	955	956,079
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	265	262,941
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23) .	440	436,986

		2,016,481

Insurance — 0.9%
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)(a)	220	217,261
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	190	187,507
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	260	258,640
Jackson Financial Inc., 1.13%, 11/22/23	380	362,923
Lincoln National Corp., 4.00%, 09/01/23	300	297,747
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	255	254,457

		1,578,535

Internet — 0.2%
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	380	377,834

Iron & Steel — 0.7%
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)(a)	899	896,645

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)(a)	$320	$318,502

		1,215,147

Lodging — 3.5%
Hyatt Hotels Corp., 1.30%, 10/01/23 (Call 12/01/22)(a)	600	576,156
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	225	222,336
MGM Resorts International, 6.00%, 03/15/23	2,140	2,141,733
Travel + Leisure Co., 3.90%, 03/01/23 (Call 12/01/22)	1,270	1,259,281
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(b)	1,650	1,622,429

		5,821,935

Machinery — 0.6%
CNH Industrial Capital LLC, 1.95%, 07/02/23(a)	405	395,547
CNH Industrial NV, 4.50%, 08/15/23(a)	415	411,701
Crane Holdings Co., 4.45%, 12/15/23 (Call 09/15/23)(a)	165	163,472

		970,720

Manufacturing — 0.4%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 12/01/22)	185	177,828
General Electric Co., 3.10%, 01/09/23	50	49,819
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23.	450	446,634

		674,281

Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/23 (Call 11/16/22)(b)	1,655	1,643,961
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)(a)	455	450,900
DISH DBS Corp., 5.00%, 03/15/23	2,103	2,076,692
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	380	376,143
Time Warner Cable Enterprises LLC, 8.38%, 03/15/23	625	632,606

		5,180,302

Mining — 0.7%
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)(a)	1,229	1,220,495

Office & Business Equipment — 1.2%
Xerox Corp., 4.63%, 03/15/23 (Call 02/15/23)	2,040	2,029,249

Oil & Gas — 4.6%
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	450	447,984
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)(a)	410	408,155
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22) .	910	909,163
Phillips 66, 3.70%, 04/06/23	300	298,410
Pioneer Natural Resources Co., 0.55%, 05/15/23(a)	450	439,006
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)	1,785	1,781,180
Transocean Sentry Ltd., 5.38%, 05/15/23(a)(b)	770	760,706
Vantage Drilling International, 9.25%, 11/15/23 (Call 12/01/22)(a)(b)	1,170	1,151,549
W&T Offshore Inc., 9.75%, 11/01/23(a)(b)	1,540	1,533,794

		7,729,947

Packaging & Containers — 2.3%
Ball Corp., 4.00%, 11/15/23(a)	2,500	2,450,175
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(b)	1,390	1,385,816

		3,835,991

Pharmaceuticals — 3.8%
AbbVie Inc. 2.85%, 05/14/23 (Call 03/14/23)	590	583,545
3.75%, 11/14/23 (Call 10/14/23)(a)	795	784,713
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 12/01/22)	474	466,340

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc., 3.20%, 03/15/23(a)	$310	$307,669
Cigna Corp. 3.00%, 07/15/23 (Call 05/16/23)	380	374,820
3.75%, 07/15/23 (Call 06/15/23)	750	743,250
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)	360	356,519
Elanco Animal Health Inc., 5.77%, 08/28/23 (Call 07/28/23)	600	597,474
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	100	99,299
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	345	338,497
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	682	667,085
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	300	297,033
Zoetis Inc., 3.25%, 02/01/23(a)	760	756,496

		6,372,740

Pipelines — 8.4%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	110	110,000
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	1,635	1,615,592
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 12/15/22)(a)	1,370	1,361,931
Enbridge Inc. 0.55%, 10/04/23	315	301,149
4.00%, 10/01/23 (Call 07/01/23)	560	552,412
Energy Transfer LP 3.45%, 01/15/23 (Call 12/01/22)(a)	20	19,915
3.60%, 02/01/23	400	398,132
4.25%, 03/15/23 (Call 12/15/22)	700	696,773
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	400	395,328
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	420	414,750
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	775	770,272
Kinder Morgan Energy Partners LP 3.45%, 02/15/23	290	288,533
3.50%, 09/01/23 (Call 06/01/23)(a)	370	364,861
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)(a)	530	527,631
MPLX LP, 4.50%, 07/15/23 (Call 04/15/23)(a)	705	700,925
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 12/01/22)(a)	1,444	1,408,275
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	305	308,267
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)(a)	260	258,843
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 12/01/22)(a)	1,700	1,699,711
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/23(a)	170	168,880
3.85%, 10/15/23 (Call 07/15/23)(a)	497	488,790
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)	552	552,011
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	395	388,684
Williams Companies Inc. (The), 4.50%, 11/15/23 (Call 08/15/23)	380	376,542

		14,168,207

Real Estate — 1.7%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	1,765	1,758,699
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23(a)(b)	1,115	1,115,959

		2,874,658

Real Estate Investment Trusts — 3.3%
American Tower Corp. 3.00%, 06/15/23	400	394,284
3.50%, 01/31/23	600	597,978

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP, 3.13%, 09/01/23 (Call 06/01/23)(a)	$355	$347,787
Brandywine Operating Partnership LP, 3.95%, 02/15/23(a)	210	208,473
Crown Castle Inc., 3.15%, 07/15/23 (Call 06/15/23)	475	467,666
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	205	203,046
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	345	340,508
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	215	212,878
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)(a)	200	197,148
Service Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)	1,610	1,586,671
Starwood Property Trust Inc., 5.50%, 11/01/23 (Call 08/01/23)(b)	1,005	992,719

		5,549,158

Retail — 2.9%
AutoZone Inc. 2.88%, 01/15/23 (Call 12/01/22)(a)	110	109,480
3.13%, 07/15/23 (Call 04/15/23)(a)	360	354,794
Brinker International Inc., 3.88%, 05/15/23(a)	915	904,798
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)	305	301,758
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)(a)	350	347,970
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)	160	158,502
Starbucks Corp. 3.10%, 03/01/23 (Call 02/01/23)(a)	450	447,485
3.85%, 10/01/23 (Call 07/01/23)(a)	515	509,031
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 12/01/22)	540	516,343
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)(a)	1,225	1,207,617

		4,857,778

Semiconductors — 1.2%
Marvell Technology Inc., 4.20%, 06/22/23 (Call 05/22/23)(a)	250	247,970
Microchip Technology Inc. 2.67%, 09/01/23	675	657,943
4.33%, 06/01/23 (Call 05/01/23)	705	700,495
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 11/16/22)	350	339,815

		1,946,223

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 11/14/22)	250	240,708

Software — 3.0%
Fidelity National Information Services Inc., 0.38%, 03/01/23	450	443,246
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	665	655,324
Oracle Corp. 2.40%, 09/15/23 (Call 07/15/23)	1,605	1,565,453
2.63%, 02/15/23 (Call 01/15/23)	705	700,439
3.63%, 07/15/23(a)	640	633,171
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	490	483,409
VMware Inc., 0.60%, 08/15/23	675	649,876

		5,130,918

Security	Par/ Shares (000)	Value

Telecommunications — 4.3%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	$475	$468,801
DKT Finance ApS, 9.38%, 06/17/23 (Call 11/14/22)(b)	1,345	1,300,655
Quebecor Media Inc., 5.75%, 01/15/23	1,705	1,704,932
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	270	267,800
4.10%, 10/01/23 (Call 07/01/23)	575	567,720
Sprint Corp., 7.88%, 09/15/23	2,474	2,514,277
Vodafone Group PLC, 2.95%, 02/19/23(a)	350	347,491

		7,171,676

Toys, Games & Hobbies — 0.4%
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)(a)	697	691,731

Transportation — 0.9%
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)(a)	240	239,537
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	240	237,084
Norfolk Southern Corp., 2.90%, 02/15/23	290	287,964
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)(a)	290	288,086
3.75%, 06/09/23 (Call 05/09/23)(a)	270	267,119
3.88%, 12/01/23 (Call 11/01/23)	200	196,862

		1,516,652

Total Long-Term Investments — 94.4% (Cost: $161,178,566)		159,107,494

Short-Term Securities

Money Market Funds — 20.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	23,061	23,056,271
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	10,600	10,600,000

Total Short-Term Securities — 20.0% (Cost: $33,656,919)		33,656,271

Total Investments — 114.4% (Cost: $194,835,485)		192,763,765

Liabilities in Excess of Other Assets — (14.4)%		(24,332,963)

Net Assets — 100.0%		$168,430,802

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2023 Term High Yield and Income ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,910,354	$17,153,209	(a)	$—	$(5,771)	$(1,521)	$23,056,271	23,061	$47,816	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,780,000	4,820,000	(a)	—	—	—	10,600,000	10,600	39,717		—

					$(5,771)	$(1,521)	$33,656,271		$87,533		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$159,107,494	$—	$159,107,494
Money Market Funds	33,656,271	—	—	33,656,271

	$33,656,271	$159,107,494	$—	$192,763,765

See notes to financial statements.

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 5.0%
Bombardier Inc., 7.50%, 12/01/24 (Call 12/01/22)(a)	$1,488	$1,484,250
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)	3,118	3,078,963
Triumph Group Inc. 6.25%, 09/15/24 (Call 12/01/22)(a)	1,522	1,412,005
8.88%, 06/01/24 (Call 02/01/23)(a)	1,510	1,525,930

		7,501,148

Airlines — 2.2%
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)(b)	2,562	2,420,270
United Airlines Holdings Inc., 5.00%, 02/01/24(b)	837	824,027

		3,244,297

Apparel — 1.7%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)(b)	2,579	2,507,149

Auto Manufacturers — 2.9%
Ford Motor Credit Co. LLC 3.66%, 09/08/24(b)	754	715,116
3.81%, 01/09/24 (Call 11/09/23)	730	705,866
4.06%, 11/01/24 (Call 10/01/24)	1,450	1,388,317
5.58%, 03/18/24 (Call 02/18/24)	1,545	1,526,244

		4,335,543

Auto Parts & Equipment — 0.5%
Cooper-Standard Automotive Inc., 13.00%, 06/01/24(a)(b)	670	687,822

Banks — 3.6%
Freedom Mortgage Corp., 8.13%, 11/15/24(a)	1,186	1,045,150
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	4,545	4,339,339

		5,384,489

Chemicals — 2.5%
Cornerstone Chemical Co., 6.75%, 08/15/24(a)(b)	1,281	962,428
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)(b)	864	836,110
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 12/01/22)(a)(b)	1,022	1,005,249
WR Grace Holdings LLC, 5.63%, 10/01/24(a)(b)	869	851,603

		3,655,390

Commercial Services — 2.3%
Grand Canyon University, 4.13%, 10/01/24(b)	1,431	1,340,575
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)(b)	2,162	2,146,412

		3,486,987

Computers — 0.9%
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)(b)	1,432	1,403,489

Distribution & Wholesale — 0.2%
Wesco Aircraft Holdings Inc., 8.50%, 11/15/24(a)	455	236,605

Diversified Financial Services — 9.3%
CNG Holdings Inc., 12.50%, 06/15/24(a)(b)	885	743,400
Enova International Inc., 8.50%, 09/01/24 (Call 12/01/22)(a)	733	688,214
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24, (7.25% PIK)(a)(c)	4,362	3,497,069
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/22)(a)	1,535	1,443,069
Navient Corp. 5.88%, 10/25/24(b)	1,467	1,426,687
6.13%, 03/25/24(b)	2,426	2,385,631
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	3,725	3,640,107

		13,824,177

Electric — 1.3%
NextEra Energy Operating Partners LP, 4.25%, 07/15/24 (Call 04/15/24)(a)	1,990	1,930,400

Security	Par (000)	Value

Electronics — 0.8%
Sensata Technologies BV, 5.63%, 11/01/24(a)(b)	$1,128	$1,121,322

Engineering & Construction — 0.7%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	1,083	1,027,594

Entertainment — 4.8%
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 12/01/22)(a)(b)	1,632	1,585,243
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 11/16/22)(a)(b)	975	980,187
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 12/01/22)(a)(b)	2,695	2,608,841
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	2,175	1,986,449

		7,160,720

Environmental Control — 1.1%
Stericycle Inc., 5.38%, 07/15/24(a)(b)	1,727	1,701,855

Gas — 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	1,969	1,926,844

Health Care - Services — 2.6%
Tenet Healthcare Corp. 4.63%, 07/15/24 (Call 12/01/22)	2,214	2,158,008
4.63%, 09/01/24(a)	1,748	1,702,325

		3,860,333

Holding Companies - Diversified — 3.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 09/15/24 (Call 06/15/24)	3,147	3,038,366
Stena AB, 7.00%, 02/01/24(a)	1,105	1,041,915
Stena International SA, 5.75%, 03/01/24(a)	965	903,877

		4,984,158

Home Builders — 1.6%
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)(b)	1,032	1,019,152
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	1,337	1,318,081

		2,337,233

Internet — 0.6%
Netflix Inc., 5.75%, 03/01/24	820	826,478

Iron & Steel — 0.6%
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24(a)	937	874,783

Leisure Time — 0.9%
NCL Corp. Ltd., 3.63%, 12/15/24(a)	1,623	1,417,122

Lodging — 6.3%
Arrow Bidco LLC, 9.50%, 03/15/24(a)	960	964,906
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	4,641	4,413,498
MGM China Holdings Ltd., 5.38%, 05/15/24(a)	2,140	1,840,143
Travel + Leisure Co., 5.65%, 04/01/24 (Call 02/01/24)	917	902,264
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 11/11/22)(a)(b)	1,725	1,319,263

		9,440,074

Machinery — 0.5%
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 12/01/22)(a)	818	787,538

Manufacturing — 1.6%
FXI Holdings Inc., 7.88%, 11/01/24(a)(b)	1,441	1,238,251
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	1,201	1,140,950

		2,379,201

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 7.3%
AMC Networks Inc., 5.00%, 04/01/24	$1,198	$1,164,372
Cengage Learning Inc., 9.50%, 06/15/24 (Call 12/01/22)(a)(b)	1,670	1,582,392
CSC Holdings LLC, 5.25%, 06/01/24(b)	2,163	2,098,391
DISH DBS Corp., 5.88%, 11/15/24	4,663	4,300,685
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)(b)	1,692	1,677,956

		10,823,796

Mining — 1.8%
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)	740	701,646
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)(b)	2,098	2,056,984

		2,758,630

Office & Business Equipment — 0.6%
Xerox Corp., 3.80%, 05/15/24	882	839,761

Oil & Gas — 4.7%
Citgo Holding Inc., 9.25%, 08/01/24(a)(b)	10	10,014
Ensign Drilling Inc., 9.25%, 04/15/24(a)	1,186	1,074,077
Occidental Petroleum Corp. 2.90%, 08/15/24	1,830	1,763,955
6.95%, 07/01/24	1,668	1,709,333
Puma International Financing SA, 5.13%, 10/06/24 (Call 11/11/22)(a)	1,620	1,512,805
Transocean Guardian Ltd., 5.88%, 01/15/24(a)	961	935,084

		7,005,268

Oil & Gas Services — 2.0%
Oceaneering International Inc., 4.65%, 11/15/24(b)	1,146	1,096,802
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)	490	486,731
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/22)(a)	787	769,112
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/22)(a)(b)	670	688,177

		3,040,822

Packaging & Containers — 4.8%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)	857	831,796
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 12/01/22)(a)(b)	4,250	4,164,617
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)(b)	1,208	1,194,603
Trident TPI Holdings Inc., 9.25%, 08/01/24(a)	999	934,015

		7,125,031

Pharmaceuticals — 1.3%
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	1,980	1,884,980

Pipelines — 2.5%
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)(b)	920	879,851
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	911	862,371
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24 (Call 12/01/22)	1,032	1,008,832

Security	Par/ Shares (000)	Value

Pipelines (continued)
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)(b)	$1,075	$968,102

		3,719,156

Real Estate Investment Trusts — 3.9%
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)	736	637,141
iStar Inc., 4.75%, 10/01/24 (Call 07/01/24)(b)	2,137	2,119,455
Service Properties Trust 4.35%, 10/01/24 (Call 09/01/24)	2,365	2,171,945
4.65%, 03/15/24 (Call 09/15/23)	986	938,711

		5,867,252

Retail — 2.9%
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	1,059	1,023,746
Nordstrom Inc., 2.30%, 04/08/24 (Call 11/16/22)	781	732,922
QVC Inc., 4.85%, 04/01/24(b)	1,761	1,692,004
TPro Acquisition Corp., 11.00%, 10/15/24(a)	879	861,613

		4,310,285

Telecommunications — 5.5%
Sprint Corp., 7.13%, 06/15/24	4,206	4,271,740
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	4,221	3,975,042

		8,246,782

Total Long-Term Investments — 96.4% (Cost: $147,821,126)		143,664,514

Short-Term Securities

Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	20,370	20,365,980
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	2,860	2,860,000

Total Short-Term Securities — 15.6% (Cost: $23,226,566)		23,225,980

Total Investments — 112.0% (Cost: $171,047,692)		166,890,494

Liabilities in Excess of Other Assets — (12.0)%		(17,853,566)

Net Assets — 100.0%		$149,036,928

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2024 Term High Yield and Income ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,145,592	$16,226,773	(a)	$—	$(5,235)	$(1,150)	$20,365,980	20,370	$83,053	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	610,000	2,250,000	(a)	—	—	—	2,860,000	2,860	12,441		—

					$(5,235)	$(1,150)	$23,225,980		$95,494		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$143,664,514	$—	$143,664,514
Money Market Funds	23,225,980	—	—	23,225,980

	$23,225,980	$143,664,514	$—	$166,890,494

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments October 31, 2022	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Clear Channel International BV, 6.63%, 08/01/25(a)(b)	$185	$176,316
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25(a)	281	278,142

		454,458

Aerospace & Defense — 4.5%
Bombardier Inc., 7.50%, 03/15/25(a)	816	802,299
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	220	213,514
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	377	385,426
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	620	547,249
Spirit AeroSystems Inc. 5.50%, 01/15/25(a)	310	300,384
7.50%, 04/15/25(a)	722	703,156
TransDigm Inc., 8.00%, 12/15/25(a)	643	654,278
Triumph Group Inc., 7.75%, 08/15/25(b)	308	233,634

		3,839,940

Airlines — 3.0%
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	324	285,434
American Airlines Inc., 11.75%, 07/15/25(a)	1,485	1,625,303
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	346	351,259
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	150	133,302
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	216	206,362

		2,601,660

Auto Manufacturers — 3.8%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	705	680,113
Ford Motor Credit Co. LLC 2.30%, 02/10/25 (Call 01/10/25)	425	384,740
3.38%, 11/13/25 (Call 10/13/25)	745	676,982
4.13%, 08/04/25	445	413,628
4.69%, 06/09/25 (Call 04/09/25)	205	194,233
5.13%, 06/16/25 (Call 05/16/25)	565	545,253
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(a)	370	341,458

		3,236,407

Auto Parts & Equipment — 1.8%
Clarios Global LP, 6.75%, 05/15/25(a)	272	272,334
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25(a)	281	274,576
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25	420	438,014
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	560	525,594

		1,510,518

Banks — 1.2%
Deutsche Bank AG, 4.50%, 04/01/25(b)	755	701,750
Freedom Mortgage Corp., 8.25%, 04/15/25(a)	335	288,388

		990,138

Building Materials — 0.8%
Jeld-Wen Inc. 4.63%, 12/15/25(a)	252	209,578
6.25%, 05/15/25(a)	168	158,207
Koppers Inc., 6.00%, 02/15/25(a)	319	289,260

		657,045

Chemicals — 1.0%
Avient Corp., 5.75%, 05/15/25(a)	349	342,128
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25(a)	342	293,385
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25(a)(b)	310	239,788

Security	Par (000)	Value

Chemicals (continued)
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25(a)	$0	$—

		875,301

Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25(a)	250	245,145

Commercial Services — 2.4%
Aptim Corp., 7.75%, 06/15/25(a)	315	216,408
Brink’s Co. (The), 5.50%, 07/15/25(a)	281	273,683
Picasso Finance Sub Inc., 6.13%, 06/15/25(a)	312	311,332
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25(a)	341	336,103
Sabre GLBL Inc. 7.38%, 09/01/25 (Call 12/01/22)(a)	494	464,375
9.25%, 04/15/25 (Call 03/16/25)(a)	483	470,901

		2,072,802

Computers — 0.9%
Diebold Nixdorf Inc., 9.38%, 07/15/25(a)(b)	375	279,717
Seagate HDD Cayman, 4.75%, 01/01/25	329	317,748
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(a)(b)	162	159,842

		757,307

Distribution & Wholesale — 0.6%
G-III Apparel Group Ltd., 7.88%, 08/15/25(a)	259	245,423
KAR Auction Services Inc., 5.13%, 06/01/25(a)	252	243,208

		488,631

Diversified Financial Services — 4.7%
Ally Financial Inc., 5.75%, 11/20/25(b)	629	607,061
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	434	427,703
Enova International Inc., 8.50%, 09/15/25(a)	238	216,078
Finance of America Funding LLC, 7.88%, 11/15/25(a)	190	115,037
Navient Corp., 6.75%, 06/25/25	314	300,055
OneMain Finance Corp., 6.88%, 03/15/25(b)	740	717,741
PennyMac Financial Services Inc., 5.38%, 10/15/25(a)	397	359,368
PRA Group Inc., 7.38%, 09/01/25 (Call 12/01/22)(a)	185	177,644
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25(a)	200	176,780
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	284	264,222
StoneX Group Inc., 8.63%, 06/15/25(a)	207	204,402
United Wholesale Mortgage LLC, 5.50%, 11/15/25(a)	506	457,379

		4,023,470

Electric — 0.8%
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	268	253,595
Drax Finco PLC, 6.63%, 11/01/25(a)	240	223,265
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	170	155,975
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	8	8,249

		641,084

Electrical Components & Equipment — 1.0%
WESCO Distribution Inc., 7.13%, 06/15/25(a)	878	886,789

Electronics — 0.7%
Likewize Corp., 9.75%, 10/15/25(a)	263	238,512
Sensata Technologies BV, 5.00%, 10/01/25(a)	406	395,018

		633,530

Engineering & Construction — 1.4%
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	565	472,911
Brand Industrial Services Inc., 8.50%, 07/15/25(a)(b)	612	440,664
Tutor Perini Corp., 6.88%, 05/01/25(a)(b)	305	244,561

		1,158,136

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 6.1%
Banijay Entertainment SASU, 5.38%, 03/01/25(a)(b)	$195	$180,827
Caesars Entertainment Inc., 6.25%, 07/01/25(a)	2,024	1,975,971
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25(a)(b)	640	625,741
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)	624	619,757
Cinemark USA Inc., 8.75%, 05/01/25(a)(b)	156	157,129
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)(b)	310	310,090
Scientific Games International Inc., 8.63%, 07/01/25(a)	355	365,874
Six Flags Theme Parks Inc., 7.00%, 07/01/25(a)(b)	235	237,416
Vail Resorts Inc., 6.25%, 05/15/25 (Call 12/01/22)(a)	399	397,013
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25(a)	388	378,187

		5,248,005

Environmental Control — 0.8%
GFL Environmental Inc. 3.75%, 08/01/25(a)	445	420,520
4.25%, 06/01/25(a)	265	253,931

		674,451

Food — 1.8%
B&G Foods Inc., 5.25%, 04/01/25	550	499,626
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 12/01/22)(a)(b)	340	323,003
Performance Food Group Inc., 6.88%, 05/01/25(a)(b)	168	167,464
U.S. Foods Inc., 6.25%, 04/15/25(a)(b)	585	585,105

		1,575,198

Food Service — 1.5%
Aramark Services Inc. 5.00%, 04/01/25(a)	368	357,501
6.38%, 05/01/25(a)(b)	922	912,780

		1,270,281

Forest Products & Paper — 0.2%
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	163	158,301

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	438	418,943

Hand & Machine Tools — 0.2%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25(a)(b)	170	145,734

Health Care - Services — 3.2%
Akumin Inc., 7.00%, 11/01/25 (Call 12/01/22)(a)	295	239,269
Encompass Health Corp., 5.75%, 09/15/25(b)	217	215,878
Global Medical Response Inc., 6.50%, 10/01/25(a)	380	293,907
Legacy LifePoint Health LLC, 6.75%, 04/15/25(a)	375	332,089
ModivCare Inc., 5.88%, 11/15/25(a)	309	295,206
Prime Healthcare Services Inc., 7.25%, 11/01/25(a)	535	466,611
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	488	367,156
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 12/01/22)(a)(b)	236	222,491
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 11/16/22)(a)(b)	380	288,219

		2,720,826

Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25	406	394,141
Stena International SA, 6.13%, 02/01/25(a)	170	159,584

		553,725

Security	Par (000)	Value

Home Builders — 0.7%
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	$297	$257,434
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	246	240,345
New Home Co. Inc. (The), 7.25%, 10/15/25(a)(b)	180	140,990

		638,769

Household Products & Wares — 0.3%
Spectrum Brands Inc., 5.75%, 07/15/25(b)	300	295,923

Housewares — 0.9%
American Greetings Corp., 8.75%, 04/15/25(a)	50	47,845
CD&R Smokey Buyer Inc., 6.75%, 07/15/25(a)(b)	436	414,178
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	320	308,739

		770,762

Insurance — 1.7%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25(a)	548	519,515
AssuredPartners Inc., 7.00%, 08/15/25 (Call 12/01/22)(a)	313	301,898
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	250	250,682
USI Inc./NY, 6.88%, 05/01/25 (Call 12/01/22)(a)	389	379,427

		1,451,522

Internet — 2.7%
Netflix Inc. 3.63%, 06/15/25 (Call 03/15/25)(a)	265	252,209
5.88%, 02/15/25	475	477,793
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 11/14/22)(a)	623	605,712
TripAdvisor Inc., 7.00%, 07/15/25(a)	333	330,206
Uber Technologies Inc., 7.50%, 05/15/25(a)	604	604,066

		2,269,986

Leisure Time — 1.9%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 12/01/22)(a)	267	238,041
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25(a)(b)	759	817,147
Viking Cruises Ltd. 6.25%, 05/15/25(a)(b)	154	134,287
13.00%, 05/15/25(a)	385	413,771

		1,603,246

Lodging — 5.4%
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25(a)	340	334,805
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)	310	280,321
Marriott Ownership Resorts Inc., 6.13%, 09/15/25(a)(b)	191	188,947
Melco Resorts Finance Ltd., 4.88%, 06/06/25(b)(c)	500	350,515
MGM China Holdings Ltd., 5.25%, 06/18/25 (Call 11/11/22)(a)	310	246,475
MGM Resorts International 5.75%, 06/15/25 (Call 03/15/25)	405	392,878
6.75%, 05/01/25	442	436,170
Sands China Ltd., 5.63%, 08/08/25 (Call 06/08/25)	1,100	972,994
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 12/01/22)(a)	190	177,958
Travel + Leisure Co., 6.60%, 10/01/25 (Call 07/01/25)	218	213,245
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	1,121	1,061,968

		4,656,276

Machinery — 0.3%
Husky III Holding Ltd. , 13.00%, 02/15/25, (13.75% PIK)(a)(d)	286	269,269

Manufacturing — 0.3%
Hillenbrand Inc., 5.75%, 06/15/25	221	220,125

Media — 1.5%
AMC Networks Inc., 4.75%, 08/01/25(b)	508	466,192

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Univision Communications Inc., 5.13%, 02/15/25(a)	$848	$819,109

		1,285,301

Mining — 0.8%
Arconic Corp., 6.00%, 05/15/25(a)(b)	427	422,529
Perenti Finance Pty Ltd., 6.50%, 10/07/25(a)	275	252,849

		675,378

Office & Business Equipment — 0.5%
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	460	415,969

Oil & Gas — 6.8%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25(a)	347	361,161
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25(a)	675	652,705
CVR Energy Inc., 5.25%, 02/15/25(a)	402	387,745
Laredo Petroleum Inc., 9.50%, 01/15/25(b)	337	337,448
Murphy Oil Corp., 5.75%, 08/15/25	269	266,315
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	337	324,339
Neptune Energy Bondco PLC, 6.63%, 05/15/25(a)	410	400,611
Occidental Petroleum Corp. 5.50%, 12/01/25 (Call 09/01/25)	379	380,307
5.88%, 09/01/25 (Call 06/01/25)	465	469,176
8.00%, 07/15/25 (Call 04/15/25)	265	281,213
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25(a)	179	171,272
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25	438	433,340
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	454	438,378
SM Energy Co., 5.63%, 06/01/25	251	244,386
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)	269	265,089
Transocean Pontus Ltd., 6.13%, 08/01/25(a)	211	202,045
Vermilion Energy Inc., 5.63%, 03/15/25(a)(b)	191	185,299

		5,800,829

Oil & Gas Services — 0.7%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25(a)(b)	225	203,076
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(a)	310	288,300
KLX Energy Services Holdings Inc., 11.50%, 11/01/25(a)	155	127,413

		618,789

Packaging & Containers — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 04/30/25(a)	335	316,602
Ball Corp., 5.25%, 07/01/25(b)	559	551,454
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/22)(a)	181	166,230
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 12/01/22)(a)(b)	801	720,892
Owens-Brockway Glass Container Inc. 5.38%, 01/15/25(a)	186	174,410
6.38%, 08/15/25(a)	180	170,478
Pactiv LLC, 7.95%, 12/15/25	171	158,514
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)(b)	272	267,188
Trident TPI Holdings Inc., 6.63%, 11/01/25(a)(b)	169	145,340

		2,671,108

Pharmaceuticals — 2.0%
Bausch Health Cos. Inc. 5.50%, 11/01/25(a)	1,050	842,835
11.00%, 09/30/28	235	183,483
14.00%, 10/15/30	40	22,908
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 12/01/22)(a)	377	352,397

Security	Par (000)	Value

Pharmaceuticals (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 10.00%, 04/15/25(a)	$182	$123,025
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(a)	287	222,003

		1,746,651

Pipelines — 5.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(a)	359	355,331
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)(b)	341	321,147
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25	342	333,573
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)(b)	283	266,320
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)	257	249,105
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25	330	316,998
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 12/01/22)(a)	191	184,472
New Fortress Energy Inc., 6.75%, 09/15/25(a)	770	756,101
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, 03/01/25(b)	238	185,659
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	386	374,343
Rattler Midstream LP, 5.63%, 07/15/25(a)	251	258,061
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	241	223,585
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25	169	141,978
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25(a)	368	372,740
Western Midstream Operating LP 3.35%, 02/01/25 (Call 01/01/25)	454	431,541
3.95%, 06/01/25 (Call 03/01/25)	244	231,839

		5,002,793

Real Estate — 0.8%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(b)	393	327,911
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/22)(a)	333	322,714
WeWork Companies Inc., 7.88%, 05/01/25(a)	0	—

		650,625

Real Estate Investment Trusts — 5.1%
Diversified Healthcare Trust, 9.75%, 06/15/25	314	296,611
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25(a)(b)	248	236,431
iStar Inc., 4.25%, 08/01/25 (Call 05/01/25)(b)	317	307,014
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 11/16/22)(a)	216	199,210
New Residential Investment Corp., 6.25%, 10/15/25(a)	344	301,805
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25(a)	396	397,041
Service Properties Trust 4.50%, 03/15/25 (Call 09/15/24)	217	191,733
7.50%, 09/15/25 (Call 06/15/25)	490	477,642
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)(b)	311	293,404
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25(a)	1,394	1,381,245
XHR LP, 6.38%, 08/15/25(a)	309	303,994

		4,386,130

Retail — 4.5%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25(a)	309	308,963

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Abercrombie & Fitch Management Co., 8.75%, 07/15/25(a)(b)	$228	$216,014
Bath & Body Works Inc., 9.38%, 07/01/25(a)(b)	202	210,466
Carvana Co., 5.63%, 10/01/25(a)(b)	267	174,885
Dave & Buster’s Inc., 7.63%, 11/01/25(a)	284	284,000
eG Global Finance PLC 6.75%, 02/07/25(a)	460	417,054
8.50%, 10/30/25(a)	390	358,937
IRB Holding Corp., 7.00%, 06/15/25 (Call 12/01/22)(a)	439	439,176
Penske Automotive Group Inc., 3.50%, 09/01/25(b)	373	348,020
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)	380	332,234
Rite Aid Corp., 7.50%, 07/01/25(a)	298	209,968
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/22)	367	347,710
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(a)(b)	221	194,374

		3,841,801

Semiconductors — 0.3%
ams-OSRAM AG, 7.00%, 07/31/25(a)(b)	270	242,031

Software — 1.8%
Boxer Parent Co. Inc., 7.13%, 10/02/25(a)	375	369,135
PTC Inc., 3.63%, 02/15/25(a)	324	309,083
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	1,067	897,187

		1,575,405

Telecommunications — 3.2%
CommScope Technologies LLC, 6.00%, 06/15/25(a)(b)	757	712,556
Intrado Corp., 8.50%, 10/15/25 (Call 12/01/22)(a)(b)	345	301,658
Lumen Technologies Inc., 5.63%, 04/01/25 (Call 01/01/25)(b)	120	115,376
Qwest Corp., 7.25%, 09/15/25	253	255,634
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	885	913,807
ViaSat Inc., 5.63%, 09/15/25 (Call 11/14/22)(a)	446	411,069

		2,710,100

Transportation — 0.5%
Western Global Airlines LLC, 10.38%, 08/15/25(a)(b)	187	157,390
XPO Logistics Inc., 6.25%, 05/01/25(a)(b)	278	281,089

		438,479

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25(a)	$383	$368,408

Total Long-Term Investments — 96.4% (Cost: $85,915,240)		82,443,500

Short-Term Securities

Money Market Funds — 16.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	11,995	11,992,444
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	2,080	2,080,000

Total Short-Term Securities — 16.5% (Cost: $14,072,618)		14,072,444

Total Investments — 112.9% (Cost: $99,987,858)		96,515,944

Liabilities in Excess of Other Assets — (12.9)%		(11,046,529)

Net Assets — 100.0%		$85,469,415

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,718,076	$8,279,056	(a)	$—	$(3,735)	$(953)	$11,992,444	11,995	$41,001	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,120,000	960,000	(a)	—	—	—	2,080,000	2,080	10,208		—

					$(3,735)	$(953)	$14,072,444		$51,209		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2025 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$82,443,500	$—	$82,443,500
Money Market Funds	14,072,444	—	—	14,072,444

	$14,072,444	$82,443,500	$—	$96,515,944

See notes to financial statements.

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	$80	$64,042

Aerospace & Defense — 4.0%
Bombardier Inc., 7.13%, 06/15/26 (Call 06/15/23)(a)	263	249,968
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(a)(b)	110	87,067
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)	69	61,703
TransDigm Inc. 6.25%, 03/15/26(a)(b)	781	770,144
6.38%, 06/15/26	186	179,174
TransDigm UK Holdings PLC, 6.88%, 05/15/26	90	87,927

		1,435,983

Agriculture — 0.5%
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)(b)	60	52,349
Vector Group Ltd., 10.50%, 11/01/26(a)	124	122,374

		174,723

Airlines — 5.4%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	265	234,382
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)	55	56,211
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	768	731,935
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	89	74,339
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)(b)	180	184,044
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	263	242,641
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	425	388,854

		1,912,406

Apparel — 0.8%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)(b)	202	185,401
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	128	110,024

		295,425

Auto Manufacturers — 2.9%
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	332	309,042
Ford Motor Credit Co. LLC 2.70%, 08/10/26 (Call 07/10/26)	315	272,837
4.39%, 01/08/26	220	203,693
4.54%, 08/01/26 (Call 06/01/26)	135	124,577
JB Poindexter & Co. Inc., 7.13%, 04/15/26(a)	117	111,520

		1,021,669

Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)(b)	155	138,480
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(a)(b)	189	184,339
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26(b)	189	181,516
IHO Verwaltungs GmbH, 4.75%, 09/15/26, (5.50% PIK)(a)(c)	105	89,464
Tenneco Inc., 5.00%, 07/15/26(b)	104	103,596

		697,395

Banks — 1.0%
Freedom Mortgage Corp., 7.63%, 05/01/26 (Call 05/01/23)(a)	131	103,431
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	260	236,504

		339,935

Chemicals — 1.5%
Consolidated Energy Finance SA, 6.50%, 05/15/26(a)	50	45,559
GPD Companies Inc., 10.13%, 04/01/26(a)(b)	106	95,128
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(a)	105	88,568
Mativ Holdings Inc., 6.88%, 10/01/26(a)	81	74,273

Security	Par (000)	Value

Chemicals (continued)
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(a)	$57	$28,438
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	98	85,167
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	165	131,746

		548,879

Coal — 0.2%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(a)	59	61,705

Commercial Services — 6.0%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	110	94,032
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 12/01/22)(a)	412	394,387
Alta Equipment Group Inc., 5.63%, 04/15/26(a)	67	57,839
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	206	184,352
Cimpress PLC, 7.00%, 06/15/26(a)	100	59,777
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)(b)	142	144,461
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)	68	64,001
Graham Holdings Co., 5.75%, 06/01/26(a)	103	100,455
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)	103	87,764
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	85	74,269
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	91	90,812
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	299	292,305
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(a)(b)	99	91,271
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 12/01/22)(a)	243	243,680
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	181	168,998

		2,148,403

Computers — 0.8%
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	269	264,712

Cosmetics & Personal Care — 0.8%
Coty Inc. 5.00%, 04/15/26 (Call 04/15/23)(a)	193	181,823
6.50%, 04/15/26(a)(b)	109	103,827

		285,650

Distribution & Wholesale — 0.1%
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26(a)	75	47,599

Diversified Financial Services — 3.4%
Avation Capital SA, 8.25%, 05/15/21 (Call 12/01/22)(a)	75	59,982
Brightsphere Investment Group Inc., 4.80%, 07/27/26	60	53,600
Credit Acceptance Corp., 6.63%, 03/15/26	92	87,072
goeasy Ltd., 4.38%, 05/01/26(a)	60	52,015
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	0	—
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(a)	69	57,525
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)	63	49,825
Navient Corp., 6.75%, 06/15/26	104	98,127
OneMain Finance Corp., 7.13%, 03/15/26	345	332,138
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)	83	68,857
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(a)	252	211,168
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	104	91,205
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)	67	41,970

		1,203,484

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 1.4%
Calpine Corp., 5.25%, 06/01/26(a)(b)	$84	$80,142
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	60	52,237
NextEra Energy Operating Partners LP, 3.88%, 10/15/26 (Call 07/15/26)(a)	101	93,614
Terraform Global Operating LP, 6.13%, 03/01/26(a)	86	79,149
Vistra Operations Co. LLC, 5.50%, 09/01/26(a)(b)	214	205,277

		510,419

Energy - Alternate Sources — 0.7%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(a)(b)	160	153,477
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	92	81,133

		234,610

Engineering & Construction — 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	86	78,372
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(a)	73	54,013

		132,385

Entertainment — 2.3%
CCM Merger Inc., 6.38%, 05/01/26(a)	66	60,577
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(a)	85	71,675
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)	55	45,209
Golden Entertainment Inc., 7.63%, 04/15/26(a)(b)	81	80,116
International Game Technology PLC, 4.13%, 04/15/26 (Call 04/15/23)(a)	140	129,885
Live Nation Entertainment Inc., 5.63%, 03/15/26(a)(b)	82	78,588
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	65	60,451
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(a)	250	210,748
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(a)(b)	82	72,641

		809,890

Environmental Control — 0.6%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)(b)	124	118,261
Waste Pro USA Inc., 5.50%, 02/15/26(a)	105	97,119

		215,380

Food — 1.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/26(a)	159	143,146
7.50%, 03/15/26(a)	128	131,203
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26(a)(b)	60	53,187
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26(a)	0	—
Sigma Holdco BV, 7.88%, 05/15/26(a)	90	55,256

		382,792

Forest Products & Paper — 0.3%
Mercer International Inc., 5.50%, 01/15/26	68	63,996
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)	57	56,325

		120,321

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26 (Call 05/20/26)	152	142,831

Health Care - Services — 4.8%
CHS/Community Health Systems Inc., 8.00%, 03/15/26(a)(b)	455	392,306
Hadrian Merger Sub Inc., 8.50%, 05/01/26(a)	66	60,012
IQVIA Inc., 5.00%, 10/15/26(a)(b)	220	210,313
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/22)(a)	308	246,000

Security	Par (000)	Value

Health Care - Services (continued)
Select Medical Corp., 6.25%, 08/15/26(a)(b)	$258	$246,150
Tenet Healthcare Corp., 4.88%, 01/01/26(a)	447	422,513
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	160	144,872

		1,722,166

Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26	267	256,419

Home Builders — 0.5%
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)	92	79,054
K Hovnanian Enterprises Inc. 7.75%, 02/15/26(a)(b)	51	49,040
10.50%, 02/15/26(a)(b)	61	58,978

		187,072

Housewares — 1.3%
Newell Brands Inc., 4.45%, 04/01/26 (Call 01/01/26)	440	409,222
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26(b)	59	54,875

		464,097

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., 10.13%, 08/01/26(a)(b)	84	83,852
Hub International Ltd., 7.00%, 05/01/26 (Call 11/14/22)(a)	357	352,338

		436,190

Internet — 2.4%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)	109	98,695
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)(b)	171	123,146
Netflix Inc., 4.38%, 11/15/26	200	190,764
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26(a)	170	112,144
Uber Technologies Inc., 8.00%, 11/01/26(a)	330	331,079

		855,828

Iron & Steel — 0.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)(b)	127	116,083
Cleveland-Cliffs Inc., 6.75%, 03/15/26(a)	191	189,638

		305,721

Leisure Time — 3.4%
Carnival Corp. 7.63%, 03/01/26 (Call 03/01/24)(a)(b)	312	234,861
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	162	158,746
Life Time Inc. 5.75%, 01/15/26 (Call 01/15/23)(a)	197	183,214
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	106	93,088
NCL Corp. Ltd., 5.88%, 03/15/26 (Call 12/15/25)(a)	308	252,221
Royal Caribbean Cruises Ltd. 4.25%, 07/01/26 (Call 01/01/26)(a)(b)	139	110,707
5.50%, 08/31/26 (Call 02/28/26)(a)	217	177,215

		1,210,052

Lodging — 2.8%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	105	92,214
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	226	196,934
Melco Resorts Finance Ltd., 5.25%, 04/26/26(d)	95	59,899
MGM China Holdings Ltd., 5.88%, 05/15/26(a)	160	122,568
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)(b)	94	85,312
Sands China Ltd., 4.30%, 01/08/26 (Call 12/08/25)	200	162,290
Travel + Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)(b)	138	134,655
Wynn Macau Ltd., 5.50%, 01/15/26(a)	210	145,820

		999,692

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 1.1%
Manitowoc Co. Inc. (The), 9.00%, 04/01/26(a)	$64	$58,278
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	103	103,249
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)	142	118,469
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	145	124,235

		404,231

Manufacturing — 1.1%
EnPro Industries Inc., 5.75%, 10/15/26	82	79,311
FXI Holdings Inc., 12.25%, 11/15/26(a)	165	143,166
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(a)(b)	130	124,943
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	63	59,534

		406,954

Media — 6.0%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)(b)	66	48,085
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(a)	162	155,748
Cumulus Media New Holdings Inc., 6.75%, 07/01/26(a)(b)	83	72,053
DISH DBS Corp. 5.25%, 12/01/26 (Call 06/01/26)(a)	593	514,884
7.75%, 07/01/26	429	362,411
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	81	60,635
Gray Television Inc., 5.88%, 07/15/26(a)	146	137,820
iHeartCommunications Inc., 6.38%, 05/01/26	170	161,607
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)	198	169,062
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(a)	213	190,356
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)	68	41,885
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)	125	123,379
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	111	104,784

		2,142,709

Mining — 1.3%
Constellium SE, 5.88%, 02/15/26(a)	45	41,863
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 04/01/23)(d)	135	118,630
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26(a)	74	75,312
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	163	143,523
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	89	73,605

		452,933

Oil & Gas — 9.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	169	172,446
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26(a)	137	134,972
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)	84	76,418
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)(b)	126	124,325
Callon Petroleum Co., 6.38%, 07/01/26	74	71,235
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(a)	119	115,187
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	94	86,654
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(a)	64	63,784
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(a)	0	—
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	100	99,704
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	90	81,116
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	155	143,741
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	130	128,537

Security	Par (000)	Value

Oil & Gas (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)(b)	$97	$94,724
Matador Resources Co., 5.88%, 09/15/26(b)	192	188,640
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26(a)	153	140,732
Nabors Industries Ltd., 7.25%, 01/15/26(a)	125	120,540
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	88	86,116
Occidental Petroleum Corp. 3.40%, 04/15/26 (Call 01/15/26)(b)	60	56,793
5.55%, 03/15/26 (Call 12/15/25)(b)	223	226,176
PDC Energy Inc., 5.75%, 05/15/26	161	154,512
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)	91	89,802
Permian Resources Operating LLC, 5.38%, 01/15/26(a)	66	61,007
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)	131	96,939
Precision Drilling Corp., 7.13%, 01/15/26(a)	69	67,982
Puma International Financing SA, 5.00%, 01/24/26(a)	200	178,726
SM Energy Co., 6.75%, 09/15/26	93	92,170
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)	111	93,959
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	138	146,360
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)(b)	104	97,558

		3,290,855

Oil & Gas Services — 0.6%
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26	162	155,505
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(a)(b)	45	43,635

		199,140

Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	255	219,364
Ball Corp., 4.88%, 03/15/26 (Call 12/15/25)(b)	161	154,480
Berry Global Inc., 4.50%, 02/15/26(a)(b)	73	68,307
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	82	76,044
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(b)	181	173,454
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	85	86,618
LABL Inc., 6.75%, 07/15/26(a)	156	148,763
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)(b)	165	151,704

		1,078,734

Pharmaceuticals — 0.6%
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	140	131,224
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	105	95,471

		226,695

Pipelines — 5.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26 (Call 05/15/23)(a)	119	121,319
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(a)	64	61,053
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	133	116,606
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)(b)	113	106,329
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	115	101,906
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 05/15/26	79	73,984
Hess Midstream Operations LP, 5.63%, 02/15/26(a)	175	171,579
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	323	313,378
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	443	401,075
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 04/15/26(b)	70	51,110
Northriver Midstream Finance LP, 5.63%, 02/15/26(a)	113	106,988
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	106	102,724

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	$155	$148,839
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26	69	59,062
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	101	95,482

		2,031,434

Real Estate Investment Trusts — 2.4%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)(b)	207	192,543
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)(b)	219	178,577
iStar Inc., 5.50%, 02/15/26(b)	67	66,889
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26(b)	114	102,936
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(a)	94	86,003
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	96	78,303
5.25%, 02/15/26 (Call 08/15/25)	80	69,191
Starwood Property Trust Inc., 3.63%, 07/15/26 (Call 01/15/26)(a)	93	81,113

		855,555

Retail — 4.2%
Beacon Roofing Supply Inc., 4.50%, 11/15/26(a)	71	65,299
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	134	125,827
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(a)(b)	139	126,148
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)	122	106,615
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)(b)	176	160,146
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	242	230,159
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/23)(a)(b)	184	119,517
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(a)	159	128,785
Staples Inc., 7.50%, 04/15/26(a)	431	374,849
White Cap Parent LLC, 8.25%, 03/15/26, (9.00% PIK)(a)(c)	68	58,560

		1,495,905

Software — 1.8%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	89	85,280
Boxer Parent Co. Inc., 9.13%, 03/01/26(a)	76	72,710
Camelot Finance SA, 4.50%, 11/01/26(a)	157	146,605
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 10/15/23)(a)	71	63,899
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(a)(b)	135	116,070
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(b)	96	94,707
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(a)	66	44,740

		624,011

Security	Par/ Shares (000)	Value

Telecommunications — 4.6%
CommScope Inc., 6.00%, 03/01/26(a)	$331	$320,090
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)	315	295,980
Hughes Satellite Systems Corp.
5.25%, 08/01/26	169	161,299
6.63%, 08/01/26	153	144,140
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(a)	250	231,725
Lumen Technologies Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)(b)	159	136,138
Sprint Corp., 7.63%, 03/01/26 (Call 11/01/25)	335	349,043

		1,638,415

Toys, Games & Hobbies — 0.3%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(a)	131	119,980

Water — 0.2%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)	86	82,280

Total Long-Term Investments — 96.9% (Cost: $36,886,748)		34,537,706

Short-Term Securities

Money Market Funds — 19.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	6,535	6,533,406
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	490	490,000

Total Short-Term Securities — 19.7% (Cost: $7,023,784)		7,023,406

Total Investments — 116.6% (Cost: $43,910,532)		41,561,112

Liabilities in Excess of Other Assets — (16.6)%		(5,927,103)

Net Assets — 100.0%		$35,634,009

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2026 Term High Yield and Income ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,830,858	$4,704,989	(a)	$—		$(2,063)	$(378)	$6,533,406	6,535	$14,549	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	—		(30,000	)(a)	—	—	490,000	490	2,486		—

						$(2,063)	$(378)	$7,023,406		$17,035		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$34,537,706	$—	$34,537,706
Money Market Funds	7,023,406	—	—	7,023,406

	$7,023,406	$34,537,706	$—	$41,561,112

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments October 31, 2022	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.5%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27(a)(b)	$105	$94,489
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)(b)	55	49,545
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	86	72,824

		216,858

Aerospace & Defense — 4.0%
Bombardier Inc., 7.88%, 04/15/27(a)	160	152,026
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	30	27,281
Howmet Aerospace Inc., 5.90%, 02/01/27	55	54,556
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	40	35,793
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	85	76,959
TransDigm Inc. 5.50%, 11/15/27	222	201,618
7.50%, 03/15/27	45	44,376

		592,609

Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27(a)	44	42,346

Airlines — 0.6%
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	45	42,407
American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, 11/01/28(b)	53	43,072

		85,479

Apparel — 0.3%
William Carter Co. (The), 5.63%, 03/15/27(a)	40	38,456

Auto Manufacturers — 2.6%
Allison Transmission Inc., 4.75%, 10/01/27(a)	35	32,282
Ford Motor Credit Co. LLC 3.82%, 11/02/27 (Call 08/02/27)	63	54,656
4.13%, 08/17/27 (Call 06/17/27)	105	93,207
4.27%, 01/09/27 (Call 11/09/26)	78	70,494
4.95%, 05/28/27 (Call 04/28/27)	125	114,518
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(a)(b)	40	28,316

		393,473

Auto Parts & Equipment — 2.1%
American Axle & Manufacturing Inc., 6.50%, 04/01/27(b)	41	37,843
Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27 (Call 12/01/22)(a)(b)	165	162,259
Dana Inc., 5.38%, 11/15/27 (Call 11/15/22)	35	31,689
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27 (Call 12/15/26)(b)	60	54,604
IHO Verwaltungs GmbH, 6.00%, 05/15/27, (6.75% PIK)(a)(c)	36	30,932

		317,327

Banks — 0.3%
Freedom Mortgage Corp., 6.63%, 01/15/27 (Call 01/15/24)(a)	50	37,283

Building Materials — 1.0%
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)(b)	45	42,102
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(a)(b)	35	26,092
Standard Industries Inc./NJ, 5.00%, 02/15/27(a)	70	63,979
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27(a)(b)	25	24,032

		156,205

Chemicals — 2.2%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	50	40,547

Security	Par (000)	Value

Chemicals (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	$40	$36,618
Cheever Escrow Issuer LLC, 7.13%, 10/01/27 (Call 10/01/24)(a)	25	22,914
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	40	35,804
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	25	22,891
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	60	54,698
Olin Corp., 5.13%, 09/15/27	40	37,502
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	25	21,846
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/23)(a)	60	52,491

		325,311

Commercial Services — 5.0%
Albion Financing 1 SARL/Aggreko Holdings Inc., 8.75%, 04/15/27 (Call 10/15/23)(a)	40	34,337
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)(b)	89	77,386
AMN Healthcare Inc., 4.63%, 10/01/27(a)	40	37,419
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)	50	48,870
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 5.75%, 07/15/27(a)(b)	33	30,195
5.75%, 07/15/27(a)	30	27,375
Brink’s Co. (The), 4.63%, 10/15/27(a)	50	46,007
CoreCivic Inc., 4.75%, 10/15/27 (Call 07/15/27)	20	16,786
Garda World Security Corp. 4.63%, 02/15/27 (Call 02/15/23)(a)	48	42,710
9.50%, 11/01/27(a)	50	45,305
Herc Holdings Inc., 5.50%, 07/15/27(a)	100	94,622
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	35	31,800
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27 (Call 08/31/26)(a)	87	75,560
Service Corp. International/U.S., 4.63%, 12/15/27 (Call 12/15/22)	45	41,816
Sotheby’s, 7.38%, 10/15/27 (Call 11/14/22)(a)(b)	65	62,891
United Rentals North America Inc., 5.50%, 05/15/27	39	38,066

		751,145

Computers — 1.2%
NCR Corp., 5.75%, 09/01/27(a)(b)	40	38,587
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(a)	45	41,528
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	40	36,996
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	40	33,585
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 13.00%, 10/15/27(a)	20	22,808

		173,504

Distribution & Wholesale — 0.8%
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	55	50,093
IAA Inc., 5.50%, 06/15/27(a)	41	38,439
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	40	37,021

		125,553

Diversified Financial Services — 2.6%
Advisor Group Holdings Inc., 10.75%, 08/01/27(a)	30	29,957
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	44	44,170
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)	35	29,743
LPL Holdings Inc., 4.63%, 11/15/27(a)	30	27,743
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/23)(a)	52	46,620
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	60	50,589
OneMain Finance Corp., 3.50%, 01/15/27 (Call 01/15/24)	63	51,884
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	35	32,455

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
United Wholesale Mortgage LLC, 5.75%, 06/15/27 (Call 06/15/24)(a)	$45	$36,870
VistaJet Malta Finance PLC/XO Management Holding Inc., 7.88%, 05/01/27(a)(b)	45	40,899

		390,930

Electric — 3.0%
Enerflex Ltd., 9.00%, 10/15/27	50	48,636
FirstEnergy Corp., Series B, 4.15%, 07/15/27 (Call 04/15/27)	124	116,156
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(a)	45	41,919
NRG Energy Inc., 6.63%, 01/15/27(b)	28	28,014
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	110	101,477
5.63%, 02/15/27(a)	110	104,834

		441,036

Electrical Components & Equipment — 0.1%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)(b)	25	21,926

Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	85	80,436
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)	35	31,852

		112,288

Entertainment — 4.7%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)(b)	47	39,637
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 07/01/23)(a)(b)	150	145,917
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27	41	38,550
Churchill Downs Inc., 5.50%, 04/01/27(a)	52	49,741
International Game Technology PLC, 6.25%, 01/15/27 (Call 07/15/26)(a)	63	62,424
Live Nation Entertainment Inc. 4.75%, 10/15/27(a)(b)	80	71,230
6.50%, 05/15/27 (Call 05/15/23)(a)	101	100,467
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	35	29,319
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27(a)	60	64,292
Penn Entertainment Inc., 5.63%, 01/15/27(a)(b)	35	31,881
Six Flags Entertainment Corp., 5.50%, 04/15/27(a)	41	36,881
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	30	26,123

		696,462

Environmental Control — 0.5%
Clean Harbors Inc., 4.88%, 07/15/27(a)	45	42,380
Harsco Corp., 5.75%, 07/31/27(a)(b)	40	28,357

		70,737

Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 4.63%, 01/15/27 (Call 01/15/23)(a)	116	107,585
B&G Foods Inc., 5.25%, 09/15/27(b)	45	37,730
Performance Food Group Inc., 5.50%, 10/15/27(a)	88	83,766
Post Holdings Inc., 5.75%, 03/01/27(a)	40	38,750

		267,831

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	42	38,770

Health Care - Products — 0.3%
Teleflex Inc., 4.63%, 11/15/27	40	37,675

Security	Par (000)	Value

Health Care - Services — 5.4%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27(a)	$40	$37,624
Centene Corp., 4.25%, 12/15/27 (Call 12/15/22)	205	189,117
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	160	127,574
8.00%, 12/15/27 (Call 12/15/22)(a)	60	48,514
IQVIA Inc., 5.00%, 05/15/27(a)	90	85,711
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 12/01/22)(a)	50	39,478
Surgery Center Holdings Inc., 10.00%, 04/15/27(a)	45	43,703
Tenet Healthcare Corp.
5.13%, 11/01/27(a)	125	114,565
6.25%, 02/01/27(a)	129	123,938

		810,224

Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27 (Call 11/15/26)	120	110,480

Home Builders — 1.7%
Beazer Homes USA Inc., 5.88%, 10/15/27(b)	31	26,029
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)	50	43,650
Century Communities Inc., 6.75%, 06/01/27	41	39,167
KB Home, 6.88%, 06/15/27 (Call 12/15/26)(b)	25	24,188
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/22)(a)	41	35,069
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	25	22,518
Taylor Morrison Communities Inc., 5.88%, 06/15/27 (Call 03/15/27)(a)	41	38,555
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	25	21,672

		250,848

Housewares — 0.3%
Newell Brands Inc., 6.38%, 09/15/27 (Call 06/15/27)(b)	45	44,063

Insurance — 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	64	57,831
6.75%, 10/15/27 (Call 12/01/22)(a)	114	104,195
GTCR AP Finance Inc., 8.00%, 05/15/27(a)(b)	40	38,148

		200,174

Internet — 3.1%
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(a)	40	34,231
Cogent Communications Group Inc., 7.00%, 06/15/27 (Call 06/15/24)(a)	40	38,231
Getty Images Inc., 9.75%, 03/01/27(a)	25	24,755
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27(a)	50	47,269
GrubHub Holdings Inc., 5.50%, 07/01/27(a)	43	28,865
Match Group Holdings II LLC, 5.00%, 12/15/27 (Call 12/15/22)(a)	37	33,255
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%, 04/30/27 (Call 10/15/23)(a)	30	27,003
NortonLifeLock Inc., 6.75%, 09/30/27 (Call 09/30/24)(a)	65	64,122
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)(b)	62	62,544
Uber Technologies Inc., 7.50%, 09/15/27(a)	100	99,619

		459,894

Iron & Steel — 1.2%
Allegheny Technologies Inc., 5.88%, 12/01/27 (Call 12/01/22)	30	27,347
Cleveland-Cliffs Inc., 5.88%, 06/01/27	45	41,858
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	55	54,081
8.13%, 05/01/27(a)	60	59,711

		182,997

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 4.2%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(a)	$295	$204,736
9.88%, 08/01/27 (Call 02/01/24)(a)	76	70,858
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)(b)	32	28,665
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	85	75,958
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (Call 10/15/26)(a)(b)	85	66,699
7.50%, 10/15/27	25	20,900
11.63%, 08/15/27 (Call 08/15/24)(a)(b)	105	102,037
Viking Cruises Ltd., 5.88%, 09/15/27(a)(b)	70	55,947

		625,800

Lodging — 3.1%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/22)	85	77,891
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	47,470
Melco Resorts Finance Ltd., 5.63%, 07/17/27(d)	52	31,653
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(a)	65	47,005
MGM Resorts International, 5.50%, 04/15/27 (Call 01/15/27)	58	53,471
Sands China Ltd., 2.80%, 03/08/27 (Call 02/08/27)	60	43,752
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(a)(b)	30	23,999
Travel + Leisure Co., 6.00%, 04/01/27 (Call 01/01/27)	35	32,672
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	75	65,321
Wynn Macau Ltd., 5.50%, 10/01/27(a)(b)	63	38,079

		461,313

Machinery — 1.0%
Granite US Holdings Corp., 11.00%, 10/01/27(a)(b)	27	25,246
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	130	116,562

		141,808

Manufacturing — 0.2%
Amsted Industries Inc., 5.63%, 07/01/27(a)	35	32,509

Media — 10.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(a)	275	254,809
CSC Holdings LLC, 5.50%, 04/15/27(a)	110	103,605
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	315	283,506
Gray Television Inc., 7.00%, 05/15/27(a)(b)	65	61,918
iHeartCommunications Inc.
5.25%, 08/15/27(a)	63	57,419
8.38%, 05/01/27(b)	110	98,893
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	97	90,495
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(a)	30	27,303
Nexstar Media Inc., 5.63%, 07/15/27(a)	150	141,204
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	35	31,702
Sinclair Television Group Inc., 5.13%, 02/15/27(a)	25	20,995
Sirius XM Radio Inc., 5.00%, 08/01/27(a)	125	115,000
Univision Communications Inc., 6.63%, 06/01/27 (Call 06/01/23)(a)	125	123,363
Videotron Ltd., 5.13%, 04/15/27(a)	50	47,083
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)(b)	55	49,762

		1,507,057

Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(a)	30	27,803
Park-Ohio Industries Inc., 6.63%, 04/15/27	30	21,015

		48,818

Security	Par (000)	Value

Mining — 0.8%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(a)(b)	$40	$37,900
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	50	44,877
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	35	30,272

		113,049

Office & Business Equipment — 0.1%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	34	21,806

Oil & Gas — 5.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27 (Call 11/01/26)(a)	30	36,475
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(a)	40	41,235
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27 (Call 01/15/24)(a)	25	23,809
Centennial Resource Production LLC, 6.88%, 04/01/27(a)	30	29,101
CNX Resources Corp., 7.25%, 03/14/27(a)	33	32,740
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	45	42,564
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(a)	100	101,764
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27(a)	45	43,379
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/22)	45	43,715
Nabors Industries Inc., 7.38%, 05/15/27 (Call 05/15/24)(a)	60	59,118
Occidental Petroleum Corp., 8.50%, 07/15/27 (Call 01/15/27)	40	43,800
Parkland Corp., 5.88%, 07/15/27(a)	40	37,852
SM Energy Co., 6.63%, 01/15/27	35	34,277
Southwestern Energy Co., 7.75%, 10/01/27	30	30,889
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27	50	48,988
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)	60	60,274
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)	41	39,355
Viper Energy Partners LP, 5.38%, 11/01/27(a)	35	32,935

		782,270

Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)	40	38,278
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	45	39,160
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27(b)	65	62,012

		139,450

Packaging & Containers — 3.6%
ARD Finance SA, 6.50%, 06/30/27, (7.25% PIK)(a)(c)	75	53,805
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27 (Call 06/15/24)(a)	50	47,974
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 08/15/27(a)	65	45,691
5.25%, 08/15/27(a)(b)	85	60,891
Berry Global Inc., 5.63%, 07/15/27(a)(b)	40	37,978
Graphic Packaging International LLC, 4.75%, 07/15/27 (Call 04/15/27)(a)	25	23,067
LABL Inc., 10.50%, 07/15/27(a)	59	54,055
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)(b)	52	49,727
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	85	75,226
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(a)	35	31,375
Trivium Packaging Finance BV, 8.50%, 08/15/27(a)(b)	60	56,924

		536,713

Pharmaceuticals — 0.9%
Bausch Health Cos. Inc.
5.75%, 08/15/27(a)	42	26,694

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2027 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	$85	$56,041
Horizon Therapeutics USA Inc., 5.50%, 08/01/27(a)	50	48,094

		130,829

Pipelines — 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(a)	55	52,366
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	35	30,359
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(a)	50	47,033
EQM Midstream Partners LP
6.50%, 07/01/27 (Call 01/01/27)(a)	77	75,064
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	40	39,570
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)	40	39,312
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27 (Call 01/15/24)	85	82,522
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27	35	33,567
Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 04/15/27 (Call 04/15/24)(a)	35	33,803
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27(a)	35	31,759
NuStar Logistics LP, 5.63%, 04/28/27 (Call 01/28/27)	45	41,793
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27 (Call 03/01/23)(a)	35	33,235

		540,383

Real Estate Investment Trusts — 4.1%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	35	29,778
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27 (Call 10/01/23)(a)(b)	65	55,444
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	40	32,290
Iron Mountain Inc., 4.88%, 09/15/27(a)	85	78,423
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 02/01/23)(a)	55	46,491
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(b)	116	99,182
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	60	55,396
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)	125	112,971
Service Properties Trust
4.95%, 02/15/27 (Call 08/15/26)	35	28,367
5.50%, 12/15/27 (Call 09/15/27)	39	33,596
Starwood Property Trust Inc., 4.38%, 01/15/27 (Call 07/15/26)(a)	44	38,892

		610,830

Retail — 2.6%
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	35	33,390
Bath & Body Works Inc., 6.69%, 01/15/27	25	23,562
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(a)(c)	34	22,506
Carvana Co., 5.50%, 04/15/27 (Call 04/15/24)(a)	45	21,771
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	62	59,309
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/22)(a)	35	31,556
Murphy Oil USA Inc., 5.63%, 05/01/27	25	24,000
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	30	25,619
Patrick Industries Inc., 7.50%, 10/15/27(a)(b)	25	22,901
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	50	39,634
Staples Inc., 10.75%, 04/15/27(a)(b)	85	61,714
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	30	28,483

		394,445

Security	Par/ Shares (000)	Value

Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27(a)(b)	$45	$44,419

Software — 1.1%
SS&C Technologies Inc., 5.50%, 09/30/27(a)(b)	170	157,993

Telecommunications — 6.3%
Altice France Holding SA, 10.50%, 05/15/27(a)	135	105,118
Altice France SA/France, 8.13%, 02/01/27(a)	145	132,818
CommScope Inc., 8.25%, 03/01/27(a)(b)	85	75,629
CommScope Technologies LLC, 5.00%, 03/15/27(a)	63	51,089
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 10/15/23)(a)	95	88,119
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	60	51,723
4.63%, 09/15/27(a)	85	73,958
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	80	46,617
Lumen Technologies Inc., 4.00%, 02/15/27 (Call 02/15/23)(a)	105	89,371
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)	40	39,382
Nokia OYJ, 4.38%, 06/12/27	40	36,806
ViaSat Inc., 5.63%, 04/15/27(a)	50	46,215
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 12/01/22)(a)	125	96,544

		933,389

Toys, Games & Hobbies — 0.3%
Mattel Inc., 5.88%, 12/15/27 (Call 12/15/22)(a)	52	50,554

Transportation — 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	52	49,048

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(a)	35	35,643

Total Long-Term Investments — 98.9% (Cost: $16,264,458)		14,750,010

Short-Term Securities

Money Market Funds — 19.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	2,836	2,835,467
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	20	20,000

Total Short-Term Securities — 19.2% (Cost: $2,855,572)		2,855,467

Total Investments — 118.1% (Cost: $19,120,030)		17,605,477

Liabilities in Excess of Other Assets — (18.1)%		(2,698,017)

Net Assets — 100.0%		$14,907,460

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2027 Term High Yield and Income ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$508,415	$2,327,909	(a)	$—		$(752)	$(105)	$2,835,467	2,836	$6,630	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	—		(230,000	)(a)	—	—	20,000	20	718		—

						$(752)	$(105)	$2,855,467		$7,348		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$14,750,010	$—	$14,750,010
Money Market Funds	2,855,467	—	—	2,855,467

	$2,855,467	$14,750,010	$—	$17,605,477

See notes to financial statements.

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$50	$42,541
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(a)(b)	60	48,950
Lamar Media Corp., 3.75%, 02/15/28 (Call 02/15/23)	35	30,590

		122,081

Aerospace & Defense — 0.8%
Bombardier Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)(b)	45	40,097
Howmet Aerospace Inc., 6.75%, 01/15/28	20	19,972
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	45	32,252

		92,321

Airlines — 0.2%
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	30	26,767

Auto Manufacturers — 1.3%
Ford Motor Co., 6.63%, 10/01/28	25	24,656
Ford Motor Credit Co. LLC, 2.90%, 02/16/28 (Call 12/16/27)	45	36,540
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28 (Call 01/15/24)(a)	40	29,477
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)(b)	40	34,348
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	25	20,589

		145,610

Auto Parts & Equipment — 0.9%
American Axle & Manufacturing Inc., 6.88%, 07/01/28 (Call 07/01/23)	25	23,110
Dana Inc., 5.63%, 06/15/28 (Call 06/15/23)(b)	25	22,618
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)	30	26,286
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	25	23,289

		95,303

Biotechnology — 0.3%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	0	—
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	40	31,277

		31,277

Building Materials — 2.9%
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	45	37,501
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)	30	21,626
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	60	54,969
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	25	22,670
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	30	27,482
New Enterprise Stone & Lime Co. Inc. 5.25%, 07/15/28 (Call 07/15/24)(a)(b)	35	30,459
9.75%, 07/15/28 (Call 07/15/23)(a)	20	17,147
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	70	59,888
Standard Industries Inc./NJ, 4.75%, 01/15/28 (Call 01/15/23)(a)	60	52,586

		324,328

Chemicals — 3.8%
ASP Unifrax Holdings Inc, 5.25%, 09/30/28 (Call 09/30/24)(a)	50	40,201
Chemours Co. (The), 5.75%, 11/15/28 (Call 11/15/23)(a)	50	42,491
Consolidated Energy Finance SA, 5.63%, 10/15/28 (Call 10/15/24)(a)	30	25,284
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	35	31,687
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	50	42,478
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	20	17,406
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)	20	16,377

Security	Par (000)	Value

Chemicals (continued)
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)	$30	$25,369
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	35	29,699
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)	15	14,288
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)	25	21,429
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	25	21,690
Olympus Water U.S. Holding Corp., 4.25%, 10/01/28 (Call 10/01/24)(a)	50	41,030
SCIH Salt Holdings Inc., 4.88%, 05/01/28 (Call 05/01/24)(a)	65	56,484

		425,913

Coal — 0.2%
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	20	19,890

Commercial Services — 5.3%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	26	23,712
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	120	99,813
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	35	31,107
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 4.75%, 04/01/28 (Call 04/01/24)(a)(b)	30	26,339
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)	45	30,336
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/23)(a)	45	41,705
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)	25	22,530
MPH Acquisition Holdings LLC 5.50%, 09/01/28 (Call 09/01/24)(a)	65	56,397
5.75%, 11/01/28 (Call 11/01/23)(a)	80	61,813
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/23)(a)(b)	80	74,087
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	100	93,000
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	30	27,157

		587,996

Computers — 1.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)	25	20,321
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	40	35,249
KBR Inc., 4.75%, 09/30/28(a)	15	13,138
NCR Corp., 5.00%, 10/01/28(a)	40	33,907
Presidio Holdings Inc., 8.25%, 02/01/28 (Call 02/01/23)(a)	35	31,183
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)	25	22,836
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(a)	25	17,989

		174,623

Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/23)(a)	45	42,317

Distribution & Wholesale — 0.9%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(a)	40	35,360
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	75	63,430

		98,790

Diversified Financial Services — 4.2%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)	30	28,159
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)(b)	25	21,861
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	60	39,722
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(a)	0	—
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	60	47,155

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(a)	$60	$51,005
Nationstar Mortgage Holdings Inc., 5.50%, 08/15/28 (Call 08/15/23)(a)	55	44,857
Navient Corp., 4.88%, 03/15/28 (Call 06/15/27)	30	23,927
NFP Corp. 4.88%, 08/15/28 (Call 08/15/23)(a)	35	30,597
6.88%, 08/15/28 (Call 08/15/23)(a)	125	107,723
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	35	27,327
6.63%, 01/15/28 (Call 07/15/27)(b)	50	45,476

		467,809

Electric — 3.5%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	25	21,326
Calpine Corp. 4.50%, 02/15/28 (Call 02/15/23)(a)	75	67,512
5.13%, 03/15/28 (Call 03/15/23)(a)	85	75,624
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 03/15/23)(a)(b)	50	46,379
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)	50	47,596
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	40	35,945
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)(b)	60	54,402
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)	45	38,394

		387,178

Electrical Components & Equipment — 1.0%
Energizer Holdings Inc., 4.75%, 06/15/28(a)	35	29,099
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(a)	80	81,136

		110,235

Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	40	37,482

Engineering & Construction — 0.6%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	35	30,504
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)(b)	20	18,429
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)	25	20,353

		69,286

Entertainment — 1.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/01/28 (Call 10/01/23)	20	18,798
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	40	35,434
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)	50	38,372
Live Nation Entertainment Inc., 3.75%, 01/15/28 (Call 01/15/24)(a)	30	26,163
Scientific Games International Inc., 7.00%, 05/15/28 (Call 05/15/23)(a)	40	38,705

		157,472

Environmental Control — 1.0%
GFL Environmental Inc. 3.50%, 09/01/28 (Call 03/01/28)(a)	45	38,126
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	45	38,587
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(a)	40	33,387

		110,100

Food — 2.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(a)	45	42,311
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)	25	18,518

Security	Par (000)	Value

Food (continued)
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(a)	$25	$21,795
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(a)	30	28,093
Post Holdings Inc., 5.63%, 01/15/28 (Call 12/01/22)(a)	55	51,463
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28(a)	20	18,676
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	30	25,318
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	30	29,009

		235,183

Food Service — 0.8%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(a)	70	63,813
TKC Holdings Inc., 6.88%, 05/15/28 (Call 05/15/24)(a)	25	20,947

		84,760

Forest Products & Paper — 0.6%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(a)	20	15,952
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(a)	15	13,148
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	40	34,155

		63,255

Health Care - Products — 1.2%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	95	85,814
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/23)(a)	25	23,369
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	30	27,145

		136,328

Health Care - Services — 3.7%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28 (Call 07/01/23)(a)	25	23,193
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)	25	17,987
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(a)	20	16,176
Centene Corp., 2.45%, 07/15/28 (Call 05/15/28)	86	70,738
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)(b)	30	27,290
Encompass Health Corp., 4.50%, 02/01/28 (Call 02/01/23)	50	44,707
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 06/15/23)(a)	45	40,449
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)	0	—
Tenet Healthcare Corp. 4.63%, 06/15/28 (Call 06/15/23)(a)	35	30,848
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	155	134,388

		405,776

Home Builders — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28 (Call 01/15/23)(a)	15	12,825
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/23)(a)	20	16,575
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)	20	17,712
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	25	21,461
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28 (Call 02/15/23)(a)(b)	30	25,299
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	30	27,517
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	20	17,347
Winnebago Industries Inc., 6.25%, 07/15/28(a)	20	18,686

		157,422

Household Products & Wares — 0.2%
Central Garden & Pet Co., 5.13%, 02/01/28 (Call 01/01/23)(b)	20	18,352

Insurance — 0.6%
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	40	36,289
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)	30	27,440

		63,729

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 4.0%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	$20	$16,298
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)	30	21,868
Arches Buyer Inc. 4.25%, 06/01/28 (Call 12/01/23)(a)	60	49,255
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	30	23,156
Cablevision Lightpath LLC, 5.63%, 09/15/28 (Call 09/15/23)(a)(b)	25	19,858
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	25	21,665
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)	25	20,126
Match Group Holdings II LLC, 4.63%, 06/01/28 (Call 06/01/23)(a)(b)	30	26,657
Netflix Inc. 4.88%, 04/15/28	95	90,300
5.88%, 11/15/28	115	114,237
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)	20	15,698
Uber Technologies Inc., 6.25%, 01/15/28(a)(b)	30	28,802

		447,920

Iron & Steel — 0.2%
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	25	23,384

Leisure Time — 3.6%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(a)	145	116,996
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28	125	126,760
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	35	27,207
Royal Caribbean Cruises Ltd. 3.70%, 03/15/28 (Call 12/15/27)	30	21,616
5.50%, 04/01/28(a)	90	69,301
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	40	33,329

		395,209
Lodging — 3.2%
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)(b)	25	21,917
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28 (Call 05/01/23)(a)(b)	30	28,953
Marriott Ownership Resorts Inc., 4.75%, 01/15/28	20	17,381
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (Call 07/21/23)(a)	60	34,241
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)	45	39,072
Sands China Ltd., 5.90%, 08/08/28 (Call 05/08/28)	120	94,548
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(a)	40	34,448
Studio City Finance Ltd., 6.50%, 01/15/28 (Call 07/15/23)(a)	25	10,535
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)(b)	30	26,400
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/23)(a)	80	47,244

		354,739
Machinery — 1.2%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)(b)	20	17,103
BWX Technologies Inc., 4.13%, 06/30/28 (Call 06/30/23)(a)(b)	25	22,065
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	30	24,303
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)	25	20,673
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	50	43,482

		127,626
Manufacturing — 0.4%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	45	40,971

Media — 8.4%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/23)(a)	70	55,927
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)	20	17,367
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28(a)	150	135,348

Security	Par (000)	Value

Media (continued)
CSC Holdings LLC 5.38%, 02/01/28 (Call 02/01/23)(a)	$60	$55,330
7.50%, 04/01/28 (Call 04/01/23)(a)	60	51,875
DISH DBS Corp. 5.75%, 12/01/28 (Call 12/01/27)(a)	155	125,099
7.38%, 07/01/28 (Call 07/01/23)	60	45,608
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	35	29,557
iHeartCommunications Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)(b)	30	26,172
McGraw-Hill Education Inc., 5.75%, 08/01/28 (Call 08/01/24)(a)	55	48,419
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/23)(a)	60	52,643
Radiate Holdco LLC/Radiate Finance Inc., 6.50%, 09/15/28 (Call 09/15/23)(a)	60	37,765
Sirius XM Radio Inc., 4.00%, 07/15/28 (Call 07/15/24)(a)	120	103,582
TEGNA Inc., 4.63%, 03/15/28 (Call 03/15/23)	60	57,095
UPC Holding BV, 5.50%, 01/15/28(a)(b)	25	21,877
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	50	43,761
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	30	25,663

		933,088
Mining — 1.5%
Alcoa Nederland Holding BV, 6.13%, 05/15/28 (Call 05/15/23)(a)	30	28,365
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	55	51,535
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(a)(b)	15	12,898
Constellium SE, 5.63%, 06/15/28 (Call 06/15/23)(a)	20	17,584
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	30	28,538
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)	30	26,246

		165,166
Office & Business Equipment — 0.3%
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(a)(b)	45	35,537

Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)	20	15,997

Oil & Gas — 4.7%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	20	17,950
Callon Petroleum Co., 8.00%, 08/01/28 (Call 08/01/24)(a)(b)	40	39,888
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/23)(a)	25	22,948
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(a)	45	42,570
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(a)	60	58,413
Global Marine Inc., 7.00%, 06/01/28	20	13,020
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 11/01/23)(a)	35	32,959
Laredo Petroleum Inc., 10.13%, 01/15/28 (Call 01/15/23)	20	19,698
Murphy Oil Corp., 6.38%, 07/15/28 (Call 07/15/24)	32	31,310
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/23)(a)	25	23,069
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	45	42,709
Occidental Petroleum Corp., 6.38%, 09/01/28 (Call 03/01/28)	35	35,464
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	30	26,439
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)	50	45,408
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	25	24,338
Southwestern Energy Co., 8.38%, 09/15/28 (Call 09/15/23)	20	20,758
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28 (Call 03/15/23)	25	23,805

		520,746
Oil & Gas Services — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28 (Call 04/01/23)(a)	50	46,496

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	$25	$23,522
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	20	17,826
Weatherford International Ltd., 6.50%, 09/15/28 (Call 09/15/24)(a)(b)	30	28,825

		116,669

Packaging & Containers — 1.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	35	28,766
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	25	21,378
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	30	24,639
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	25	21,654
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(a)	45	33,583
LABL Inc., 5.88%, 11/01/28 (Call 11/01/24)(a)	30	26,158
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	30	26,245
Silgan Holdings Inc., 4.13%, 02/01/28	35	32,058

		214,481

Pharmaceuticals — 3.7%
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(a)	20	18,514
Bausch Health Cos. Inc. 4.88%, 06/01/28 (Call 06/01/24)(a)(b)	100	61,366
11.00%, 09/30/28	110	85,886
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)	30	24,870
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	45	40,576
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 11.50%, 12/15/28 (Call 06/15/27)(a)	50	45,569
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(a)	125	110,021
Prestige Brands Inc., 5.13%, 01/15/28 (Call 01/15/23)(a)	25	23,227

		410,029
Pipelines — 4.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 01/15/28 (Call 01/15/23)(a)	40	37,886
Buckeye Partners LP, 4.50%, 03/01/28 (Call 12/01/27)(a)	30	26,095
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	120	110,713
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	25	22,627
EnLink Midstream LLC, 5.63%, 01/15/28 (Call 07/15/27)(a)	30	28,742
EQM Midstream Partners LP, 5.50%, 07/15/28 (Call 04/15/28)	50	44,748
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28 (Call 02/01/23)(b)	40	38,136
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	50	48,118
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/23)(a)	35	32,203
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)(b)	30	27,278
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(a)	45	40,310
Western Midstream Operating LP 4.50%, 03/01/28 (Call 12/01/27)	25	22,943
4.75%, 08/15/28 (Call 05/15/28)	25	23,111

		502,910
Real Estate — 0.7%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28(a)(b)	40	38,034
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/23)(a)	45	38,810

		76,844

Security	Par (000)	Value

Real Estate Investment Trusts — 2.0%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(a)	$30	$22,373
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)	25	21,219
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	30	20,455
Iron Mountain Inc. 5.00%, 07/15/28 (Call 07/15/23)(a)	30	26,826
5.25%, 03/15/28 (Call 12/27/22)(a)	50	46,010
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	45	40,827
Service Properties Trust, 3.95%, 01/15/28 (Call 07/15/27)	25	18,376
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 4.75%, 04/15/28 (Call 04/15/24)(a)	35	28,776

		224,862

Retail — 4.3%
1011778 BC ULC/New Red Finance Inc. 3.88%, 01/15/28(a)	95	83,577
4.38%, 01/15/28(a)	45	39,559
Asbury Automotive Group Inc., 4.50%, 03/01/28 (Call 03/01/23)	25	21,691
At Home Group Inc., 4.88%, 07/15/28 (Call 07/15/23)(a)	20	14,531
Bath & Body Works Inc., 5.25%, 02/01/28	30	26,525
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	30	25,997
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	45	37,044
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)	25	20,933
Michaels Companies Inc. (The), 5.25%, 05/01/28 (Call 11/01/23)(a)	50	35,569
Nordstrom Inc., 6.95%, 03/15/28(b)	20	18,576
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(a)	70	63,808
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)	30	21,750
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(a)	40	35,191
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)(b)	40	33,992

		478,743
Semiconductors — 0.5%
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/23)(a)	25	21,976
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	40	35,252

		57,228
Software — 2.8%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	60	52,182
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)	0	—
Clarivate Science Holdings Corp., 3.88%, 07/01/28 (Call 06/30/24)(a)	55	47,639
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)	30	26,535
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(a)	55	49,743
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	20	15,429
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	30	25,715
Open Text Corp., 3.88%, 02/15/28 (Call 02/15/23)(a)	55	47,188
PTC Inc., 4.00%, 02/15/28 (Call 02/15/23)(a)	30	27,366
Rackspace Technology Global Inc., 3.50%, 02/15/28 (Call 02/15/24)(a)(b)	35	23,157

		314,954
Telecommunications — 6.6%
Altice France Holding SA, 6.00%, 02/15/28 (Call 02/15/23)(a)	75	48,460
Altice France SA/France, 5.50%, 01/15/28(a)	65	51,572
CommScope Inc., 7.13%, 07/01/28 (Call 07/01/23)(a)(b)	45	38,160
Consolidated Communications Inc. 5.00%, 10/01/28 (Call 10/01/23)(a)	25	19,379
6.50%, 10/01/28 (Call 10/01/23)(a)	45	36,970

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2028 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (Call 05/01/24)(a)	$95	$83,113
Frontier Florida LLC, Series E, 6.86%, 02/01/28	20	18,620
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(a)	55	49,750
Level 3 Financing Inc., 4.25%, 07/01/28 (Call 07/01/23)(a)	70	57,689
Sprint Capital Corp., 6.88%, 11/15/28	150	154,761
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(a)	35	35,350
ViaSat Inc., 6.50%, 07/15/28(a)	25	20,910
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	85	73,579
Zayo Group Holdings Inc., 6.13%, 03/01/28 (Call 03/01/23)(a)(b)	65	43,214

		731,527

Transportation — 0.5%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)	40	35,721
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)	20	18,527

		54,248

Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	60	51,215

Total Long-Term Investments — 99.0% (Cost: $12,003,496)		10,985,676

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 12.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	1,305	$1,305,194
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	120	120,000

Total Short-Term Securities — 12.9% (Cost: $1,425,298)		1,425,194

Total Investments — 111.9% (Cost: $13,428,794)		12,410,870

Liabilities in Excess of Other Assets — (11.9)%		(1,317,939)

Net Assets — 100.0%		$11,092,931

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/08/22	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$1,305,389	(b)	$—	$(91)	$(104)	$1,305,194	1,305	$3,636	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		120,000	(b)	—	—	—	120,000	120	829		—

						$(91)	$(104)	$1,425,194		$4,465		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$10,985,676	$—	$10,985,676
Money Market Funds	1,425,194	—	—	1,425,194

	$1,425,194	$10,985,676	$—	$12,410,870

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments October 31, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.2%
Clear Channel Outdoor Holdings Inc., 7.50%, 06/01/29 (Call 06/01/24)(a)(b)	$55	$43,242
Lamar Media Corp., 4.88%, 01/15/29 (Call 01/15/24)	20	18,094
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29 (Call 01/15/24)(a)(b)	25	20,552
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	55	47,310

		129,198

Aerospace & Defense — 1.1%
Howmet Aerospace Inc., 3.00%, 01/15/29 (Call 11/15/28)	35	29,127
TransDigm Inc. 4.63%, 01/15/29 (Call 01/15/24)(b)	65	55,398
4.88%, 05/01/29 (Call 05/01/24)(b)	40	34,064

		118,589

Agriculture — 0.4%
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	45	39,401

Airlines — 2.4%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	155	141,050
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)	30	24,790
United Airlines Inc., 4.63%, 04/15/29(a)	105	90,145

		255,985

Apparel — 0.5%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(a)	20	16,011
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	20	16,095
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	30	23,906

		56,012

Auto Manufacturers — 1.3%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	25	23,316
Ford Motor Credit Co. LLC 2.90%, 02/10/29 (Call 12/10/28)	40	31,436
5.11%, 05/03/29 (Call 02/03/29)	75	67,007
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(a)	25	17,632

		139,391

Auto Parts & Equipment — 1.7%
American Axle & Manufacturing Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	30	24,397
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29
(Call 10/15/24)(a)	35	23,287
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29
(Call 04/15/29)	45	39,056
IHO Verwaltungs GmbH, 6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(c)	20	17,061
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29
(Call 02/01/24)(a)	30	21,717
Tenneco Inc. 5.13%, 04/15/29 (Call 04/15/24)(a)	25	24,793
7.88%, 01/15/29 (Call 01/15/24)(a)	30	29,808

		180,119

Beverages — 0.6%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	40	33,571
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)	43	32,661

		66,232

Building Materials — 0.7%
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	20	16,264
PGT Innovations Inc., 4.38%, 10/01/29(a)(b)	30	24,928
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	40	36,636

Security	Par (000)	Value

Building Materials (continued)
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(a)	$0	$—

		77,828

Chemicals — 3.0%
ASP Unifrax Holdings Inc, 7.50%, 09/30/29 (Call 09/30/24)(a)	20	13,416
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	30	24,775
Chemours Co. (The), 4.63%, 11/15/29 (Call 11/15/24)(a)	35	27,274
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)	25	18,332
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	35	28,624
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)	20	15,738
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	35	30,183
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	35	32,901
Olympus Water U.S. Holding Corp., 6.25%, 10/01/29 (Call 10/01/24)(a)(b)	20	13,855
SCIH Salt Holdings Inc., 6.63%, 05/01/29 (Call 05/01/24)(a)(b)	35	28,406
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	55	42,688
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	60	46,382

		322,574

Coal — 0.2%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	25	20,510

Commercial Services — 5.3%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)	50	42,859
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	50	34,842
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	20	17,324
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(a)	15	12,556
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)	20	16,031
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	40	31,563
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.38%, 03/01/29 (Call 03/01/24)(a)	30	25,957
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)(b)	20	15,097
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	25	20,895
Garda World Security Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	25	19,504
Gartner Inc., 3.63%, 06/15/29 (Call 06/15/24)(a)	30	25,854
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)(b)	30	26,216
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)	55	43,772
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)	40	32,211
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	50	43,752
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)	20	14,399
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(a)	30	20,103
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	30	24,382
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)(b)	25	19,424
Service Corp. International/U.S., 5.13%, 06/01/29
(Call 06/01/24)(b)	40	37,300
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29
(Call 06/01/24)(a)	15	12,555
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)	20	16,431
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	30	24,854

		577,881

Computers — 1.9%
Booz Allen Hamilton Inc., 4.00%, 07/01/29 (Call 07/01/24)(a)	30	26,192
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	30	24,606
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	40	33,916
NCR Corp. 5.13%, 04/15/29 (Call 04/15/24)(a)	65	54,499
6.13%, 09/01/29 (Call 09/01/24)(a)	25	23,948

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman 3.13%, 07/15/29 (Call 01/15/24)	$25	$18,558
4.09%, 06/01/29 (Call 03/01/29)	25	20,021

		201,740

Cosmetics & Personal Care — 0.4%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	25	21,688
Edgewell Personal Care Co., 4.13%, 04/01/29 (Call 04/01/24)(a)	30	25,640

		47,328

Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(a)(b)	20	16,410
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)	15	12,273

		28,683

Diversified Financial Services — 2.6%
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)	20	16,404
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)	20	14,936
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(a)	20	13,301
Hightower Holding LLC, 6.75%, 04/15/29(a)	15	12,288
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29
(Call 11/15/24)(a)	30	26,430
LPL Holdings Inc., 4.00%, 03/15/29 (Call 03/15/24)(a)	45	39,392
Navient Corp., 5.50%, 03/15/29 (Call 06/15/28)	40	31,882
OneMain Finance Corp., 5.38%, 11/15/29 (Call 05/15/29)	40	32,780
PennyMac Financial Services Inc., 4.25%, 02/15/29
(Call 02/15/24)(a)	35	26,512
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	20	16,015
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.63%, 03/01/29(a)	40	30,998
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)(b)	35	26,556

		287,494

Electric — 1.6%
Calpine Corp., 4.63%, 02/01/29 (Call 02/01/24)(a)	35	29,741
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	20	17,110
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)	20	16,216
NRG Energy Inc. 3.38%, 02/15/29 (Call 02/15/24)(a)	25	20,916
5.25%, 06/15/29 (Call 06/15/24)(a)	35	31,805
Vistra Operations Co. LLC, 4.38%, 05/01/29 (Call 05/01/24)(a)	65	55,707

		171,495

Electrical Components & Equipment — 0.3%
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 09/30/23)(a)	40	32,371

Electronics — 1.9%
II-VI Inc., 5.00%, 12/15/29(a)(b)	55	47,112
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	105	91,053
Sensata Technologies BV, 4.00%, 04/15/29(a)	50	42,078
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	30	25,355

		205,598

Engineering & Construction — 1.1%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	20	17,306
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	25	21,856
Global Infrastructure Solutions Inc., 5.63%, 06/01/29
(Call 06/01/24)(a)	20	14,822
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29
(Call 06/01/24)(a)	20	15,732
MasTec Inc., 6.63%, 08/15/29	15	14,932
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	20	16,037

Security	Par (000)	Value

Engineering & Construction (continued)
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	$15	$13,061

		113,746

Entertainment — 4.5%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29
(Call 02/15/25)(a)	50	34,388
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)	35	30,622
Caesars Entertainment Inc., 4.63%, 10/15/29
(Call 10/15/24)(a)(b)	65	52,015
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	30	26,393
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)	20	17,426
International Game Technology PLC, 5.25%, 01/15/29
(Call 01/15/24)(a)	40	37,183
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)	25	22,080
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)	50	37,937
Midwest Gaming Borrower LLC, 4.88%, 05/01/29
(Call 05/01/24)(a)	40	34,100
Penn National Gaming Inc., 4.13%, 07/01/29
(Call 07/01/24)(a)(b)	20	15,901
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29 (Call 09/01/24)(a)	40	29,770
Resorts World Las Vegas LLC, 4.63%, 04/16/29
(Call 01/16/29)(d)	50	34,662
Scientific Games International Inc., 7.25%, 11/15/29
(Call 11/15/24)(a)	25	24,154
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29
(Call 08/15/24)(a)	35	30,412
WMG Acquisition Corp., 3.75%, 12/01/29 (Call 12/01/24)(a)	30	25,319
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(a)	40	31,882

		484,244

Environmental Control — 1.6%
Clean Harbors Inc., 5.13%, 07/15/29 (Call 07/15/24)(a)	15	13,911
Covanta Holding Corp., 4.88%, 12/01/29 (Call 12/01/24)(a)	40	34,176
GFL Environmental Inc. 4.38%, 08/15/29 (Call 08/15/24)(a)	30	25,447
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	40	34,934
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)	55	37,836
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	25	21,715

		168,019

Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29 (Call 09/15/23)(a)	70	57,916
Performance Food Group Inc., 4.25%, 08/01/29
(Call 08/01/24)(a)	50	42,525
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	65	58,520
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)	45	37,552
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(a)(b)	45	40,040

		236,553

Food Service — 0.2%
TKC Holdings Inc., 10.50%, 05/15/29 (Call 05/15/24)(a)(b)	35	24,119

Forest Products & Paper — 0.7%
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)	30	19,321
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	47	39,167
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)	22	20,643

		79,131

Health Care - Products — 3.4%
Avantor Funding Inc., 3.88%, 11/01/29 (Call 11/01/24)(a)(b)	40	33,765
Hologic Inc., 3.25%, 02/15/29 (Call 09/28/23)(a)	50	42,507

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Mozart Debt Merger Sub Inc. 3.88%, 04/01/29 (Call 10/01/24)(a)	$235	$191,948
5.25%, 10/01/29 (Call 10/01/24)(a)	130	101,332

		369,552

Health Care - Services — 2.5%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29 (Call 10/15/23)(a)	25	22,523
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	15	11,626
Catalent Pharma Solutions Inc., 3.13%, 02/15/29
(Call 02/15/24)(a)	30	24,561
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	34	30,764
Charles River Laboratories International Inc., 3.75%, 03/15/29 (Call 03/15/24)(a)(b)	25	21,638
CHS/Community Health Systems Inc., 6.00%, 01/15/29 (Call 01/15/24)(a)	50	37,261
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	25	15,890
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29
(Call 10/01/24)(a)	25	21,438
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	30	24,738
Tenet Healthcare Corp., 4.25%, 06/01/29 (Call 06/01/24)(a)(b)	70	58,973

		269,412

Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	50	42,968
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29 (Call 08/01/28)	40	33,570

		76,538

Home Builders — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29 (Call 08/01/24)(a)	20	15,020
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)	20	16,551
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29 (Call 06/15/24)(a)	20	15,269
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(a)	25	19,700
KB Home, 4.80%, 11/15/29 (Call 05/15/29)	15	12,288
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)	15	11,486
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(a)	25	20,266
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)(a)	15	12,222
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	25	20,213

		143,015

Home Furnishings — 0.3%
Tempur Sealy International Inc., 4.00%, 04/15/29
(Call 04/15/24)(a)	40	32,264

Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	30	23,830
Spectrum Brands Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	15	12,253

		36,083

Housewares — 0.4%
Newell Brands Inc., 6.63%, 09/15/29 (Call 06/15/29)	25	24,431
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29
(Call 10/15/24)(b)	20	16,218

		40,649

Insurance — 1.7%
Acrisure LLC/Acrisure Finance Inc. 4.25%, 02/15/29 (Call 02/15/24)(a)	35	28,600
6.00%, 08/01/29 (Call 08/01/24)(a)	25	20,694
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/29 (Call 11/01/24)(a)	25	21,231
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)(b)	40	34,668
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(a)	30	24,670

Security	Par (000)	Value

Insurance (continued)
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(a)	$40	$32,333
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(a)	30	25,785

		187,981

Internet — 2.0%
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)	35	22,777
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	40	33,154
Match Group Holdings II LLC, 5.63%, 02/15/29
(Call 02/15/24)(a)	20	17,867
Netflix Inc. 5.38%, 11/15/29(a)	45	43,086
6.38%, 05/15/29	40	40,793
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(a)(b)	75	64,296

		221,973

Iron & Steel — 1.1%
Allegheny Technologies Inc., 4.88%, 10/01/29 (Call 10/01/24)	15	12,603
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)	40	37,882
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(a)	25	21,526
TMS International Corp./DE, 6.25%, 04/15/29(a)	20	13,771
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	33	30,289

		116,071

Leisure Time — 2.5%
Carnival Corp., 6.00%, 05/01/29 (Call 11/01/24)(a)	105	69,468
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)	30	21,144
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(a)	30	23,918
Royal Caribbean Cruises Ltd. 8.25%, 01/15/29 (Call 04/01/25)(a)	50	49,841
9.25%, 01/15/29 (Call 04/01/25)(a)	50	50,748
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(a)	25	19,907
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29
(Call 02/15/24)(a)	17	13,262
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	25	19,571

		267,859

Lodging — 1.7%
Hilton Domestic Operating Co. Inc., 3.75%, 05/01/29
(Call 05/01/24)(a)	40	34,126
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29 (Call 06/01/24)(a)	45	38,726
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	40	32,270
Marriott Ownership Resorts Inc., 4.50%, 06/15/29
(Call 06/15/24)(a)	25	20,925
Travel + Leisure Co., 4.50%, 12/01/29 (Call 09/01/29)(a)	35	28,493
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(a)	50	29,093

		183,633

Machinery — 0.7%
BWX Technologies Inc., 4.13%, 04/15/29 (Call 04/15/24)(a)	20	17,305
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	25	21,714
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(a)	15	9,596
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	30	26,760

		75,375

Media — 7.3%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(a)	105	82,685
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	50	38,785
CCO Holdings LLC/CCO Holdings Capital Corp. 5.38%, 06/01/29 (Call 06/01/24)(a)	80	71,529
6.38%, 09/01/29 (Call 09/01/25)(a)	80	74,107
CSC Holdings LLC, 6.50%, 02/01/29 (Call 02/01/24)(a)	90	84,739
DISH DBS Corp., 5.13%, 06/01/29	80	54,074

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(a)	$40	$33,776
Liberty Interactive LLC, 8.50%, 07/15/29	15	9,462
McGraw-Hill Education Inc., 8.00%, 08/01/29 (Call 08/01/24)(a)	40	34,064
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	50	42,985
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)	30	24,918
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	65	59,940
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	55	52,510
Univision Communications Inc., 4.50%, 05/01/29
(Call 05/01/24)(a)	55	46,400
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(a)(b)	25	20,965
Virgin Media Secured Finance PLC, 5.50%, 05/15/29
(Call 05/15/24)(a)	70	63,696

		794,635

Metal Fabricate & Hardware — 0.2%
Roller Bearing Co of America Inc., 4.38%, 10/15/29
(Call 10/15/24)(a)(b)	30	26,350

Mining — 0.7%
Alcoa Nederland Holding BV, 4.13%, 03/31/29 (Call 03/31/24)(a)	25	21,310
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)	18	13,986
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)	25	19,602
Hudbay Minerals Inc., 6.13%, 04/01/29 (Call 04/01/24)(d)	30	24,834

		79,732

Office & Business Equipment — 0.1%
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(a)	20	12,746

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	25	21,881

Oil & Gas — 5.3%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	30	30,596
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29 (Call 09/01/24)(a)	20	17,633
Chesapeake Energy Corp. 5.88%, 02/01/29 (Call 02/05/24)(a)	25	23,625
6.75%, 04/15/29 (Call 04/15/24)(a)	50	49,222
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(a)	25	23,357
Colgate Energy Partners III LLC, 5.88%, 07/01/29
(Call 07/01/24)(a)	35	32,663
Comstock Resources Inc., 6.75%, 03/01/29 (Call 03/01/24)(a)	65	62,241
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(a)	20	18,314
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 02/01/29 (Call 02/01/24)(a)	30	27,455
Laredo Petroleum Inc., 7.75%, 07/31/29 (Call 07/31/24)(a)(b)	20	19,216
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(a)	30	28,758
Murphy Oil Corp., 7.05%, 05/01/29	10	9,919
Occidental Petroleum Corp., 3.50%, 08/15/29 (Call 05/15/29)	15	13,510
Parkland Corp., 4.50%, 10/01/29 (Call 10/01/24)(a)	40	33,672
Patterson-UTI Energy Inc., 5.15%, 11/15/29 (Call 08/15/29)(b)	20	17,625
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(a)	20	18,379
Range Resources Corp., 8.25%, 01/15/29 (Call 01/15/24)	30	31,118
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)	40	35,703
Southwestern Energy Co., 5.38%, 02/01/29 (Call 02/01/24)	35	32,594
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29
(Call 05/15/24)	40	34,561
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)	20	17,889

		578,050

Security	Par (000)	Value

Packaging & Containers — 1.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29 (Call 05/15/24)(a)(b)	$50	$38,078
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29
(Call 04/15/25)(a)	25	23,716
Graphic Packaging International LLC, 3.50%, 03/01/29
(Call 09/01/28)(a)	20	16,989
LABL Inc., 8.25%, 11/01/29 (Call 11/01/24)(a)	25	20,012
Sealed Air Corp., 5.00%, 04/15/29 (Call 04/15/25)(a)(b)	20	18,259
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	20	17,194

		134,248

Pharmaceuticals — 1.6%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	30	25,354
AdaptHealth LLC, 4.63%, 08/01/29 (Call 02/01/24)(a)	25	21,294
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	30	22,495
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	75	66,524
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	25	21,529
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(a)	25	19,421

		176,617

Pipelines — 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(a)	40	36,486
Cheniere Energy Partners LP, 4.50%, 10/01/29 (Call 10/01/24)	75	66,218
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(a)	35	32,851
8.00%, 04/01/29 (Call 04/01/24)(a)	25	25,247
DT Midstream Inc., 4.13%, 06/15/29 (Call 06/15/24)(a)	55	47,532
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	25	23,072
EQM Midstream Partners LP, 4.50%, 01/15/29 (Call 07/15/28)(a)	40	34,002
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	17	15,476
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	65	52,322
Rockies Express Pipeline LLC, 4.95%, 07/15/29
(Call 04/15/29)(a)	30	26,402
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29
(Call 02/15/29)(a)	65	56,234

		415,842
Real Estate — 1.1%
Howard Hughes Corp. (The), 4.13%, 02/01/29 (Call 02/01/24)(a)	35	27,718
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)	35	28,455
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	30	24,269
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(a)	50	35,906

		116,348
Real Estate Investment Trusts — 3.2%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	25	19,665
Iron Mountain Inc., 4.88%, 09/15/29 (Call 09/15/24)(a)	50	43,090
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(a)	35	27,976
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)	45	35,952
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29 (Call 05/15/24)(a)	40	34,190
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29 (Call 02/15/24)(a)(b)	30	26,311
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	25	20,939
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	75	60,771
Service Properties Trust, 4.95%, 10/01/29 (Call 07/01/29)	25	18,264

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	$60	$43,197
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)	25	21,765

		352,120

Retail — 6.8%
1011778 BC ULC/New Red Finance Inc., 3.50%, 02/15/29 (Call 02/15/24)(a)	40	33,500
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	25	19,809
Asbury Automotive Group Inc., 4.63%, 11/15/29
(Call 11/15/24)(a)	40	32,893
Bath & Body Works Inc., 7.50%, 06/15/29 (Call 06/15/24)(b)	25	23,711
Beacon Roofing Supply Inc., 4.13%, 05/15/29(a)	20	16,558
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(a)	15	12,710
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	15	12,312
Carrols Restaurant Group Inc., 5.88%, 07/01/29
(Call 07/01/24)(a)	15	10,455
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(a)	45	37,736
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(a)	50	43,476
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	20	15,296
Foundation Building Materials Inc., 6.00%, 03/01/29
(Call 03/01/24)(a)	20	13,993
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)	40	28,102
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)	20	15,800
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	45	31,437
LCM Investments Holdings II LLC, 4.88%, 05/01/29
(Call 05/01/24)(a)	50	42,319
Lithia Motors Inc., 3.88%, 06/01/29 (Call 06/01/24)(a)(b)	40	32,392
Macy’s Retail Holdings LLC, 5.88%, 04/01/29 (Call 04/01/24)(a)	25	21,652
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	25	22,596
Papa John’s International Inc., 3.88%, 09/15/29
(Call 09/15/24)(a)(b)	25	20,354
Park River Holdings Inc. 5.63%, 02/01/29 (Call 02/01/24)(a)	20	12,702
6.75%, 08/01/29 (Call 08/01/24)(a)	20	13,207
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(a)	20	15,190
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	25	20,528
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (Call 02/15/24)(a)(b)	60	56,332
Sonic Automotive Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)(b)	35	27,547
SRS Distribution Inc. 6.00%, 12/01/29 (Call 12/01/24)(a)	45	36,702
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	25	20,537
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	30	25,228
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)	30	23,871

		738,945

Semiconductors — 0.3%
Entegris Inc., 3.63%, 05/01/29 (Call 05/01/24)(a)	25	20,439
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	20	16,576

		37,015

Software — 4.5%
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29
(Call 06/15/25)(a)	40	38,205
Clarivate Science Holdings Corp., 4.88%, 07/01/29
(Call 06/30/24)(a)	50	41,689
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(Call 12/15/24)(a)	25	21,188
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	30	25,069
MSCI Inc., 4.00%, 11/15/29 (Call 11/15/24)(a)(b)	50	43,414

Security	Par/ Shares (000)	Value

Software (continued)
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(a)	$45	$35,667
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)(b)	210	182,196
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	30	24,984
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)	30	23,957
Twilio Inc., 3.63%, 03/15/29 (Call 03/15/24)	30	24,755
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	35	29,479

		490,603

Telecommunications — 4.9%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	100	76,226
Altice France SA/France 5.13%, 01/15/29 (Call 09/15/23)(a)	30	22,905
5.13%, 07/15/29 (Call 04/15/24)(a)	125	94,227
CommScope Inc., 4.75%, 09/01/29 (Call 09/01/24)(a)	65	55,030
Frontier Communications Holdings LLC 5.88%, 11/01/29 (Call 11/01/24)	40	31,442
6.75%, 05/01/29 (Call 05/01/24)(a)	55	45,336
Level 3 Financing Inc. 3.63%, 01/15/29 (Call 01/15/24)(a)	45	34,336
3.75%, 07/15/29 (Call 01/15/24)(a)	45	34,294
3.88%, 11/15/29 (Call 08/15/29)(a)	37	30,421
Lumen Technologies Inc. 4.50%, 01/15/29 (Call 01/15/24)(a)	50	35,317
5.38%, 06/15/29 (Call 06/15/24)(a)	25	18,350
Switch Ltd., 4.13%, 06/15/29 (Call 06/15/24)(a)	30	30,104
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	25	20,710

		528,698

Toys, Games & Hobbies — 0.2%
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(a)(b)	30	25,961

Transportation — 0.7%
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)	15	11,139
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)	40	32,548
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)(b)	40	30,929

		74,616

Total Long-Term Investments — 98.4% (Cost: $12,061,968)		10,689,053

Short-Term Securities

Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	1,467	1,466,336
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	70	70,000

Total Short-Term Securities — 14.1% (Cost: $1,536,474)		1,536,336

Total Investments — 112.5% (Cost: $13,598,442)		12,225,389

Liabilities in Excess of Other Assets — (12.5)%		(1,359,614)

Net Assets — 100.0%		$10,865,775

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® 2029 Term High Yield and Income ETF

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/08/22	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$1,466,633	(b)	$—	$(159)	$(138)	$1,466,336	1,467	$3,059	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		70,000	(b)	—	—	—	70,000	70	1,001		—

						$(159)	$(138)	$1,536,336		$4,060		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$10,689,053	$—	$10,689,053
Money Market Funds	1,536,336	—	—	1,536,336

	$1,536,336	$10,689,053	$—	$12,225,389

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	57

Statements of Assets and Liabilities

October 31, 2022

	iShares iBonds 2022 Term High Yield and Income ETF	iShares iBonds 2023 Term High Yield and Income ETF	iShares iBonds 2024 Term High Yield and Income ETF	iShares iBonds 2025 Term High Yield and Income ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$40,936,097	$159,107,494	$143,664,514	$82,443,500
Investments, at value — affiliated(c)	73,866,262	33,656,271	23,225,980	14,072,444
Cash	12,447	150,558	3,118	10,300
Foreign currency, at value(d)	—	4	64	—
Receivables:
Investments sold	2,496,009	2,119,368	251,973	396,885
Securities lending income — affiliated	9,924	9,245	14,357	8,618
Capital shares sold	—	—	112,179	15,190
Dividends — affiliated	144,429	16,185	2,493	3,758
Interest — unaffiliated	654,003	1,857,079	2,278,423	1,495,348

Total assets	118,119,171	196,916,204	169,553,101	98,446,043

LIABILITIES
Collateral on securities loaned, at value	9,830,490	23,063,907	20,372,299	11,997,753
Payables:
Investments purchased	—	5,363,582	108,839	956,973
Capital shares redeemed	—	10,987	—	—
Investment advisory fees	27,687	46,926	35,035	21,902

Total liabilities	9,858,177	28,485,402	20,516,173	12,976,628

NET ASSETS	$108,260,994	$168,430,802	$149,036,928	$85,469,415

NET ASSETS CONSIST OF
Paid-in capital	$108,533,132	$173,552,128	$154,476,950	$90,324,536
Accumulated loss	(272,138)	(5,121,326)	(5,440,022)	(4,855,121)

NET ASSETS	$108,260,994	$168,430,802	$149,036,928	$85,469,415

NET ASSET VALUE
Shares outstanding	4,500,000	7,200,000	6,600,000	3,800,000

Net asset value	$24.06	$23.39	$22.58	$22.49

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$41,000,083	$161,178,566	$147,821,126	$85,915,240
(b) Securities loaned, at value	$7,329,875	$21,548,328	$19,564,051	$11,149,124
(c) Investments, at cost — affiliated	$73,866,146	$33,656,919	$23,226,566	$14,072,618
(d) Foreign currency, at cost	$—	$4	$68	$—

See notes to financial statements.

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

October 31, 2022

	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF	iShares iBonds 2028 Term High Yield and Income ETF	iShares iBonds 2029 Term High Yield and Income ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$34,537,706	$14,750,010	$10,985,676	$10,689,053
Investments, at value — affiliated(c)	7,023,406	2,855,467	1,425,194	1,536,336
Cash	9,703	2,123	6,162	875
Receivables:
Investments sold	344,117	20,014	115,752	151,062
Securities lending income — affiliated	2,971	1,395	781	680
Capital shares sold	—	8	—	—
Dividends — affiliated	999	102	194	146
Interest — unaffiliated	575,379	262,856	178,878	165,361

Total assets	42,494,281	17,891,975	12,712,637	12,543,513

LIABILITIES
Collateral on securities loaned, at value	6,536,015	2,836,324	1,305,389	1,466,634
Payables:
Investments purchased	314,087	143,840	311,079	207,930
Investment advisory fees	10,170	4,351	3,238	3,174

Total liabilities	6,860,272	2,984,515	1,619,706	1,677,738

NET ASSETS	$35,634,009	$14,907,460	$11,092,931	$10,865,775

NET ASSETS CONSIST OF
Paid-in capital	$38,454,881	$16,765,001	$12,245,249	$12,510,534
Accumulated loss	(2,820,872)	(1,857,541)	(1,152,318)	(1,644,759)

NET ASSETS	$35,634,009	$14,907,460	$11,092,931	$10,865,775

NET ASSET VALUE
Shares outstanding	1,600,000	700,000	500,000	500,000

Net asset value	$22.27	$21.30	$22.19	$21.73

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$36,886,748	$16,264,458	$12,003,496	$12,061,968
(b) Securities loaned, at value	$6,282,361	$2,739,637	$1,251,989	$1,403,664
(c) Investments, at cost — affiliated	$7,023,784	$2,855,572	$1,425,298	$1,536,474

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Operations

Year Ended October 31, 2022

	iShares iBonds 2022 Term High Yield and Income ETF	iShares iBonds 2023 Term High Yield and Income ETF	iShares iBonds 2024 Term High Yield and Income ETF	iShares iBonds 2025 Term High Yield and Income ETF

INVESTMENT INCOME
Dividends — affiliated	$313,476	$40,027	$12,944	$10,584
Interest — unaffiliated	1,427,067	3,449,883	3,618,206	2,776,544
Payment-in-kind interest — unaffiliated	—	387,793	—	—
Securities lending income — affiliated — net	43,323	47,506	82,550	40,625
Other income — unaffiliated	(9,398)	1,136	6,040	1,613

Total investment income	1,774,468	3,926,345	3,719,740	2,829,366

EXPENSES
Investment advisory	302,433	410,259	257,073	173,145

Total expenses	302,433	410,259	257,073	173,145

Less:
Investment advisory fees waived	(12,592)	(2,383)	(818)	(584)

Total expenses after fees waived	289,841	407,876	256,255	172,561

Net investment income	1,484,627	3,518,469	3,463,485	2,656,805

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(18,980)	(2,951,415)	(866,120)	(679,921)
Investments — affiliated	(3,703)	(5,771)	(5,235)	(3,735)
In-kind redemptions — unaffiliated(a)	3,538	206,186	—	(21,964)

	(19,145)	(2,751,000)	(871,355)	(705,620)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(263,514)	(2,461,380)	(4,793,073)	(4,043,715)
Investments — affiliated	(228)	(1,521)	(1,150)	(953)
Foreign currency translations	—	—	(4)	—

	(263,742)	(2,462,901)	(4,794,227)	(4,044,668)

Net realized and unrealized loss	(282,887)	(5,213,901)	(5,665,582)	(4,750,288)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,201,740	$(1,695,432)	$(2,202,097)	$(2,093,483)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended October 31, 2022

	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF	iShares iBonds 2028 Term High Yield and Income ETF (a)	iShares iBonds 2029 Term High Yield and Income ETF (a)

INVESTMENT INCOME
Dividends — affiliated	$2,645	$765	$829	$1,001
Interest — unaffiliated	1,425,764	616,361	450,378	467,801
Securities lending income — affiliated — net	14,390	6,583	3,636	3,059
Other income — unaffiliated	1,160	250	—	445

Total investment income	1,443,959	623,959	454,843	472,306

EXPENSES
Investment advisory	86,982	45,897	24,083	25,593

Total expenses	86,982	45,897	24,083	25,593

Less:
Investment advisory fees waived	(183)	(60)	(57)	(64)

Total expenses after fees waived	86,799	45,837	24,026	25,529

Net investment income	1,357,160	578,122	430,817	446,777

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(477,078)	(276,113)	(195,501)	(331,349)
Investments — affiliated	(2,063)	(752)	(91)	(159)
In-kind redemptions — unaffiliated(b)	(47,210)	(155,198)	—	—

	(526,351)	(432,063)	(195,592)	(331,508)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,517,088)	(1,389,961)	(1,017,820)	(1,372,915)
Investments — affiliated	(378)	(105)	(104)	(138)

	(2,517,466)	(1,390,066)	(1,017,924)	(1,373,053)

Net realized and unrealized loss	(3,043,817)	(1,822,129)	(1,213,516)	(1,704,561)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,686,657)	$(1,244,007)	$(782,699)	$(1,257,784)

(a)	For the period from March 8, 2022 (commencement of operations) to October 31, 2022.
(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets

	iShares iBonds 2022 Term High Yield and Income ETF		iShares iBonds 2023 Term High Yield and Income ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,484,627	$1,279,552	$3,518,469	$2,061,878
Net realized gain (loss)	(19,145)	505,905	(2,751,000)	554,555
Net change in unrealized appreciation (depreciation)	(263,742)	(132,806)	(2,462,901)	161,331

Net increase (decrease) in net assets resulting from operations	1,201,740	1,652,651	(1,695,432)	2,777,764

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,447,264)	(1,338,242)	(3,422,061)	(1,956,106)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	38,421,226	50,744,075	90,001,831	66,191,647

NET ASSETS
Total increase in net assets	38,175,702	51,058,484	84,884,338	67,013,305
Beginning of period	70,085,292	19,026,808	83,546,464	16,533,159

End of period	$108,260,994	$70,085,292	$168,430,802	$83,546,464

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares iBonds 2024 Term High Yield and Income ETF		iShares iBonds 2025 Term High Yield and Income ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,463,485	$1,292,686	$2,656,805	$1,248,401
Net realized gain (loss)	(871,355)	165,396	(705,620)	120,442
Net change in unrealized appreciation (depreciation)	(4,794,227)	535,648	(4,044,668)	372,759

Net increase (decrease) in net assets resulting from operations	(2,202,097)	1,993,730	(2,093,483)	1,741,602

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,121,614)	(1,275,100)	(2,544,114)	(1,311,182)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	102,633,210	41,654,956	50,288,336	22,540,953

NET ASSETS
Total increase in net assets	97,309,499	42,373,586	45,650,739	22,971,373
Beginning of period	51,727,429	9,353,843	39,818,676	16,847,303

End of period	$149,036,928	$51,727,429	$85,469,415	$39,818,676

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Changes in Net Assets  (continued)

	iShares iBonds 2026 Term High Yield and Income ETF		iShares iBonds 2027 Term High Yield and Income ETF
	Year Ended 10/31/22	Period From 11/10/20 to 10/31/21 (a)	Year Ended 10/31/22	Period From 07/07/21 to 10/31/21 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,357,160	$672,208	$578,122	$124,912
Net realized gain (loss)	(526,351)	(59,096)	(432,063)	119
Net change in unrealized appreciation (depreciation)	(2,517,466)	168,046	(1,390,066)	(124,487)

Net increase (decrease) in net assets resulting from operations	(1,686,657)	781,158	(1,244,007)	544

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,299,480)	(663,103)	(676,024)	(93,252)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	18,299,537	20,202,554	4,402,345	12,517,854

NET ASSETS
Total increase in net assets	15,313,400	20,320,609	2,482,314	12,425,146
Beginning of period	20,320,609	—	12,425,146	—

End of period	$35,634,009	$20,320,609	$14,907,460	$12,425,146

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares iBonds 2028 Term High Yield and Income ETF	iShares iBonds 2029 Term High Yield and Income ETF
	Period From 03/08/22 to 10/31/22 (a)	Period From 03/08/22 to 10/31/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$430,817	$446,777
Net realized loss	(195,592)	(331,508)
Net change in unrealized appreciation (depreciation)	(1,017,924)	(1,373,053)

Net decrease in net assets resulting from operations	(782,699)	(1,257,784)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(369,619)	(386,975)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	12,245,249	12,510,534

NET ASSETS
Total increase in net assets	11,092,931	10,865,775
Beginning of period	—	—

End of period	$11,092,931	$10,865,775

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds 2022 Term High Yield and Income ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$24.17	$23.78	$24.59	$25.00

Net investment income(b)	0.41	0.66	1.32	0.64
Net realized and unrealized gain (loss)(c)	(0.11)	0.57	(0.83)	(0.51)

Net increase from investment operations	0.30	1.23	0.49	0.13

Distributions from net investment income(d)	(0.41)	(0.84)	(1.30)	(0.54)

Net asset value, end of period	$24.06	$24.17	$23.78	$24.59

Total Return(e)
Based on net asset value	1.23%	5.22%	2.15%	0.56	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35%	0.35%	0.35%	0.35	%(h)

Total expenses after fees waived	0.34%	0.35%	0.35%	0.35	%(h)

Net investment income	1.72%	2.72%	5.61%	5.34	%(h)

Supplemental Data
Net assets, end of period (000)	$108,261	$70,085	$19,027	$9,838

Portfolio turnover rate(i)	1%	33%	68%	14%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2023 Term High Yield and Income ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$24.57	$23.62	$24.73	$25.00

Net investment income(b)	0.71	1.08	1.33	0.69
Net realized and unrealized gain (loss)(c)	(1.17)	1.04	(1.08)	(0.40)

Net increase (decrease) from investment operations	(0.46)	2.12	0.25	0.29

Distributions from net investment income(d)	(0.72)	(1.17)	(1.36)	(0.56)

Net asset value, end of period	$23.39	$24.57	$23.62	$24.73

Total Return(e)
Based on net asset value	(1.86)%	9.12%	1.16%	1.19	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35%	0.35%	0.35%	0.35	%(h)

Total expenses after fees waived	0.35%	0.35%	0.35%	0.35	%(h)

Net investment income	3.00%	4.40%	5.67%	5.73	%(h)

Supplemental Data
Net assets, end of period (000)	$168,431	$83,546	$16,533	$12,364

Portfolio turnover rate(i)	19%	46%	51%	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2024 Term High Yield and Income ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$24.63	$23.38	$25.21	$25.00

Net investment income(b)	1.09	1.08	1.33	0.68
Net realized and unrealized gain (loss)(c)	(2.12)	1.33	(1.79)	0.09

Net increase (decrease) from investment operations	(1.03)	2.41	(0.46)	0.77

Distributions from net investment income(d)	(1.02)	(1.16)	(1.37)	(0.56)

Net asset value, end of period	$22.58	$24.63	$23.38	$25.21

Total Return(e)
Based on net asset value	(4.21)%	10.42%	(1.72)%	3.08	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35%	0.35%	0.35%	0.35	%(h)

Total expenses after fees waived	0.35%	0.35%	0.35%	0.35	%(h)

Net investment income	4.72%	4.39%	5.61%	5.55	%(h)

Supplemental Data
Net assets, end of period (000)	$149,037	$51,727	$9,354	$12,604

Portfolio turnover rate(i)	24%	44%	42%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2025 Term High Yield and Income ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 05/07/19 to 10/31/19	(a)

Net asset value, beginning of period	$24.89	$24.07	$25.13	$25.00

Net investment income(b)	1.26	1.14	1.37	0.71
Net realized and unrealized gain (loss)(c)	(2.43)	0.95	(0.99)	0.00	(d)

Net increase (decrease) from investment operations	(1.17)	2.09	0.38	0.71

Distributions from net investment income(e)	(1.23)	(1.27)	(1.44)	(0.58)

Net asset value, end of period	$22.49	$24.89	$24.07	$25.13

Total Return(f)
Based on net asset value	(4.77)%	8.77%	1.71%	2.87	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.35%	0.35%	0.35%	0.35	%(i)

Total expenses after fees waived	0.35%	0.35%	0.35%	0.35	%(i)

Net investment income	5.37%	4.58%	5.73%	5.84	%(i)

Supplemental Data
Net assets, end of period (000)	$85,469	$39,819	$16,847	$12,565

Portfolio turnover rate(j)	20%	29%	42%	5%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (i) Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2026 Term High Yield and Income ETF
	Year Ended 10/31/22	Period From 11/10/20 to 10/31/21	(a)

Net asset value, beginning of period	$25.40	$25.00

Net investment income(b)	1.28	1.06
Net realized and unrealized gain (loss)(c)	(3.15)	0.37

Net increase (decrease) from investment operations	(1.87)	1.43

Distributions from net investment income(d)	(1.26)	(1.03)

Net asset value, end of period	$22.27	$25.40

Total Return(e)
Based on net asset value	(7.52)%	5.79	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35%	0.35	%(h)

Total expenses after fees waived	0.35%	0.35	%(h)

Net investment income	5.46%	4.26	%(h)

Supplemental Data
Net assets, end of period (000)	$35,634	$20,321

Portfolio turnover rate(i)	15%	35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2027 Term High Yield and Income ETF
	Year Ended 10/31/22	Period From 07/07/21 to 10/31/21	(a)

Net asset value, beginning of period	$24.85	$25.00

Net investment income(b)	1.01	0.25
Net realized and unrealized loss(c)	(3.36)	(0.21)

Net increase (decrease) from investment operations	(2.35)	0.04

Distributions from net investment income(d)	(1.20)	(0.19)

Net asset value, end of period	$21.30	$24.85

Total Return(e)
Based on net asset value	(9.71)%	0.15	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35%	0.35	%(h)

Total expenses after fees waived	0.35%	0.35	%(h)

Net investment income	4.41%	3.19	%(h)

Supplemental Data
Net assets, end of period (000)	$14,907	$12,425

Portfolio turnover rate(i)	13%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2028 Term High Yield and Income ETF
	Period From 03/08/22 to 10/31/22	(a)

Net asset value, beginning of period	$25.00

Net investment income(b)	0.94
Net realized and unrealized loss(c)	(2.95)

Net decrease from investment operations	(2.01)

Distributions from net investment income	(0.80)

Net asset value, end of period	$22.19

Total Return(d)
Based on net asset value	(8.10	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.35	%(g)

Total expenses after fees waived	0.35	%(g)

Net investment income	6.26	%(g)

Supplemental Data
Net assets, end of period (000)	$11,093

Portfolio turnover rate(h)	8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds 2029 Term High Yield and Income ETF
	Period From 03/08/22 to 10/31/22	(a)

Net asset value, beginning of period	$25.00

Net investment income(b)	0.91
Net realized and unrealized loss(c)	(3.41)

Net decrease from investment operations	(2.50)

Distributions from net investment income(d)	(0.77)

Net asset value, end of period	$21.73

Total Return(e)
Based on net asset value	(10.06	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)

Total expenses after fees waived	0.35	%(h)

Net investment income	6.11	%(h)

Supplemental Data
Net assets, end of period (000)	$10,866

Portfolio turnover rate(i)	14%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Notes to Financial Statements

1.     ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds 2022 Term High Yield and Income	Diversified(a)
iBonds 2023 Term High Yield and Income	Diversified(a)
iBonds 2024 Term High Yield and Income	Diversified(a)
iBonds 2025 Term High Yield and Income	Diversified(a)
iBonds 2026 Term High Yield and Income	Non-diversified
iBonds 2027 Term High Yield and Income	Non-diversified
iBonds 2028 Term High Yield and Income	Non-diversified
iBonds 2029 Term High Yield and Income	Non-diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.     SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.     INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

74	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.     SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (continued)

In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
iBonds 2022 Term High Yield and Income
Barclays Capital, Inc.	$545,490	$(545,490)	$—		$—
BMO Capital Markets Corp.	1,984,373	(1,984,373)	—		—
BNP Paribas SA	150,352	(150,352)	—		—
BofA Securities, Inc.	739,467	(739,467)	—		—
J.P. Morgan Securities LLC	3,707,893	(3,707,893)	—		—
Morgan Stanley	202,300	(202,300)	—		—

	$7,329,875	$(7,329,875)	$—		$—

iBonds 2023 Term High Yield and Income
Barclays Capital, Inc.	$1,120,069	$(1,120,069)	$—		$—
BMO Capital Markets Corp.	98,770	(98,770)	—		—
BNP Paribas SA	357,057	(357,057)	—		—
BofA Securities, Inc.	926,222	(926,222)	—		—
Citigroup Global Markets, Inc.	1,387,298	(1,387,298)	—		—
Credit Suisse Securities (USA) LLC	731,303	(731,303)	—		—
Goldman Sachs & Co. LLC	4,799,612	(4,799,612)	—		—
J.P. Morgan Securities LLC	8,418,025	(8,418,025)	—		—
Jefferies LLC	270,397	(270,397)	—		—
Morgan Stanley	2,055,160	(2,055,160)	—		—
Pershing LLC	547,143	(547,143)	—		—
Scotia Capital (USA), Inc.	837,272	(837,272)	—		—

	$21,548,328	$(21,548,328)	$—		$—

iBonds 2024 Term High Yield and Income
Barclays Capital, Inc.	$3,334,974	$(3,334,974)	$—		$—
BofA Securities, Inc.	710,830	(710,830)	—		—
Citigroup Global Markets, Inc.	126,389	(126,389)	—		—
Credit Suisse Securities (USA) LLC	180,413	(180,413)	—		—
Goldman Sachs & Co. LLC	9,733,501	(9,733,501)	—		—
J.P. Morgan Securities LLC	3,886,835	(3,886,835)	—		—
Jefferies LLC	899,629	(899,629)	—		—
Morgan Stanley	378,863	(378,863)	—		—
Pershing LLC	22,604	(22,604)	—		—
Scotia Capital (USA), Inc.	96,671	(96,671)	—		—
State Street Bank & Trust Co.	193,342	(193,342)	—		—

	$19,564,051	$(19,564,051)	$—		$—

iBonds 2025 Term High Yield and Income
Barclays Capital, Inc.	$1,227,328	$(1,227,328)	$—		$—
BMO Capital Markets Corp.	9,319	(9,319)	—		—
BNP Paribas SA	243,548	(243,548)	—		—
BofA Securities, Inc.	604,676	(604,676)	—		—
Citigroup Global Markets, Inc.	41,587	(41,587)	—		—
Credit Suisse Securities (USA) LLC	212,239	(212,239)	—		—
Goldman Sachs & Co. LLC	5,402,822	(5,402,822)	—		—
J.P. Morgan Securities LLC	3,205,313	(3,205,313)	—		—
Jefferies LLC	8,336	(8,336)	—		—
Morgan Stanley	31,016	(31,016)	—		—
Scotia Capital (USA), Inc.	162,940	(162,940)	—		—

	$11,149,124	$(11,149,124)	$—		$—

76	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
iBonds 2026 Term High Yield and Income
Barclays Bank PLC	$645,351	$(645,351)	$—		$—
Barclays Capital, Inc.	192,338	(192,338)	—		—
BMO Capital Markets Corp.	167,086	(167,086)	—		—
BNP Paribas SA	338,613	(338,613)	—		—
Credit Suisse Securities (USA) LLC	232,288	(232,288)	—		—
Goldman Sachs & Co. LLC	2,672,034	(2,672,034)	—		—
J.P. Morgan Securities LLC	1,395,050	(1,395,050)	—		—
Jefferies LLC	219,845	(219,845)	—		—
Morgan Stanley	171,724	(171,724)	—		—
Nomura Securities International, Inc.	90,286	(90,286)	—		—
RBC Capital Markets LLC	157,746	(157,746)	—		—

	$6,282,361	$(6,282,361)	$—		$—

iBonds 2027 Term High Yield and Income
Barclays Bank PLC	$324,968	$(324,968)	$—		$—
Barclays Capital, Inc.	209,621	(209,621)	—		—
BofA Securities, Inc.	269,319	(269,319)	—		—
Citadel Clearing LLC	79,305	(79,305)	—		—
Credit Suisse Securities (USA) LLC	46,398	(46,398)	—		—
J.P. Morgan Securities LLC	1,144,236	(1,144,236)	—		—
Jefferies LLC	140,988	(140,988)	—		—
Nomura Securities International, Inc.	19,800	(19,800)	—		—
RBC Capital Markets LLC	303,244	(303,244)	—		—
Scotia Capital (USA), Inc.	149,938	(149,938)	—		—
Toronto-Dominion Bank	51,820	(51,820)	—		—

	$2,739,637	$(2,739,637)	$—		$—

iBonds 2028 Term High Yield and Income
BMO Capital Markets Corp.	$38,201	$(38,201)	$—		$—
J.P. Morgan Securities LLC	974,479	(974,479)	—		—
Jefferies LLC	63,719	(63,719)	—		—
Scotia Capital (USA), Inc.	30,376	(30,376)	—		—
Wells Fargo Securities LLC	145,214	(145,214)	—		—

	$1,251,989	$(1,251,989)	$—		$—

iBonds 2029 Term High Yield and Income
BMO Capital Markets Corp.	$121,719	$(121,719)	$—		$—
J.P. Morgan Securities LLC	1,131,219	(1,131,219)	—		—
Jefferies LLC	113,028	(113,028)	—		—
Scotia Capital (USA), Inc.	37,698	(37,698)	—		—

	$1,403,664	$(1,403,664)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived
iBonds 2022 Term High Yield and Income	$ 12,592
iBonds 2023 Term High Yield and Income	2,383
iBonds 2024 Term High Yield and Income	818
iBonds 2025 Term High Yield and Income	584
iBonds 2026 Term High Yield and Income	183
iBonds 2027 Term High Yield and Income	60
iBonds 2028 Term High Yield and Income	57
iBonds 2029 Term High Yield and Income	64

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
iBonds 2022 Term High Yield and Income	$12,087
iBonds 2023 Term High Yield and Income	15,729
iBonds 2024 Term High Yield and Income	22,377
iBonds 2025 Term High Yield and Income	11,781
iBonds 2026 Term High Yield and Income	4,567
iBonds 2027 Term High Yield and Income	2,038
iBonds 2028 Term High Yield and Income	1,054
iBonds 2029 Term High Yield and Income	906

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

78	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBonds 2023 Term High Yield and Income	$—	$655,602	$(36,543)
iBonds 2024 Term High Yield and Income	33,922	—	—
iBonds 2025 Term High Yield and Income	470,072	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.     PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBonds 2022 Term High Yield and Income	$511,071	$40,694,135
iBonds 2023 Term High Yield and Income	21,533,278	48,886,884
iBonds 2024 Term High Yield and Income	20,317,208	22,543,659
iBonds 2025 Term High Yield and Income	11,636,532	12,859,805
iBonds 2026 Term High Yield and Income	4,191,156	4,364,547
iBonds 2027 Term High Yield and Income	2,143,817	1,869,112
iBonds 2028 Term High Yield and Income	8,361,345	860,294
iBonds 2029 Term High Yield and Income	9,147,509	1,694,974

For the year ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds 2022 Term High Yield and Income	$41,038,352	$4,013,940
iBonds 2023 Term High Yield and Income	100,576,054	11,165,820
iBonds 2024 Term High Yield and Income	100,844,691	—
iBonds 2025 Term High Yield and Income	54,074,268	4,140,469
iBonds 2026 Term High Yield and Income	20,203,099	2,319,668
iBonds 2027 Term High Yield and Income	6,583,710	2,264,173
iBonds 2028 Term High Yield and Income	4,650,144	—
iBonds 2029 Term High Yield and Income	4,887,901	—

7.     INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBonds 2022 Term High Yield and Income	$3,538	$(3,538)
iBonds 2023 Term High Yield and Income	204,426	(204,426)
iBonds 2025 Term High Yield and Income	(21,964)	21,964
iBonds 2026 Term High Yield and Income	(47,210)	47,210
iBonds 2027 Term High Yield and Income	(155,198)	155,198

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21
iBonds 2022 Term High Yield and Income
Ordinary income	$1,447,264	$1,338,242

iBonds 2023 Term High Yield and Income
Ordinary income	$3,422,061	$1,956,106

iBonds 2024 Term High Yield and Income
Ordinary income	$3,121,614	$1,275,100

iBonds 2025 Term High Yield and Income
Ordinary income	$2,544,114	$1,311,182

iBonds 2026 Term High Yield and Income
Ordinary income	$1,299,480	$663,103

iBonds 2027 Term High Yield and Income
Ordinary income	$676,024	$93,252

iShares ETF		Period Ended 10/31/22
iBonds 2028 Term High Yield and Income
Ordinary income		$369,619

iBonds 2029 Term High Yield and Income
Ordinary income		$386,975

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
iBonds 2022 Term High Yield and Income	$223,342	$(417,837)	$(77,643)	$(272,138)
iBonds 2023 Term High Yield and Income	437,504	(3,350,761)	(2,208,069)	(5,121,326)
iBonds 2024 Term High Yield and Income	611,123	(1,721,311)	(4,329,834)	(5,440,022)
iBonds 2025 Term High Yield and Income	419,975	(1,571,118)	(3,703,978)	(4,855,121)
iBonds 2026 Term High Yield and Income	198,721	(554,974)	(2,464,619)	(2,820,872)
iBonds 2027 Term High Yield and Income	81,066	(302,074)	(1,636,533)	(1,857,541)
iBonds 2028 Term High Yield and Income	62,883	(193,964)	(1,021,237)	(1,152,318)
iBonds 2029 Term High Yield and Income	61,420	(319,627)	(1,386,552)	(1,644,759)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

80	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds 2022 Term High Yield and Income	$114,880,002	$8,752	$(86,395)	$(77,643)
iBonds 2023 Term High Yield and Income	194,971,834	212,331	(2,420,400)	(2,208,069)
iBonds 2024 Term High Yield and Income	171,220,324	170,692	(4,500,522)	(4,329,830)
iBonds 2025 Term High Yield and Income	100,219,922	274,320	(3,978,298)	(3,703,978)
iBonds 2026 Term High Yield and Income	44,025,731	139,907	(2,604,526)	(2,464,619)
iBonds 2027 Term High Yield and Income	19,242,010	124,406	(1,760,939)	(1,636,533)
iBonds 2028 Term High Yield and Income	13,432,107	8,605	(1,029,842)	(1,021,237)
iBonds 2029 Term High Yield and Income	13,611,941	8,806	(1,395,358)	(1,386,552)

8.     PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements  (continued)

low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.     CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2022 Term High Yield and Income
Shares sold	1,800,000	$43,224,413	2,100,000	$50,744,075
Shares redeemed	(200,000)	(4,803,187)	—	—

	1,600,000	$38,421,226	2,100,000	$50,744,075

iBonds 2023 Term High Yield and Income
Shares sold	4,300,000	$102,006,289	2,700,000	$66,191,647
Shares redeemed	(500,000)	(12,004,458)	—	—

	3,800,000	$90,001,831	2,700,000	$66,191,647

iBonds 2024 Term High Yield and Income
Shares sold	4,500,000	$102,633,210	1,700,000	$41,654,956

iBonds 2025 Term High Yield and Income
Shares sold	2,400,000	$54,972,737	900,000	$22,540,953
Shares redeemed	(200,000)	(4,684,401)	—	—

	2,200,000	$50,288,336	900,000	$22,540,953

iBonds 2026 Term High Yield and Income
Shares sold	900,000	$20,685,709	800,000	$20,202,554
Shares redeemed	(100,000)	(2,386,172)	—	—

	800,000	$18,299,537	800,000	$20,202,554

iBonds 2027 Term High Yield and Income
Shares sold	300,000	$6,707,849	500,000	$12,517,854
Shares redeemed	(100,000)	(2,305,504)	—	—

	200,000	$4,402,345	500,000	$12,517,854

			Period Ended 10/31/22
iShares ETF			Shares	Amount
iBonds 2028 Term High Yield and Income
Shares sold			500,000	$12,245,249

iBonds 2029 Term High Yield and Income
Shares sold			500,000	$12,510,534

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other

82	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.     SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds 2022 Term High Yield and Income ETF ceased trading after the close of business on December 15, 2022, when all of the bonds included in the Fund’s underlying index matured. Proceeds of the liquidation are currently scheduled to be sent to shareholders on December 21, 2022.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the eight funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eight of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America

iShares iBonds 2022 Term High Yield and Income ETF (1)

iShares iBonds 2023 Term High Yield and Income ETF (1)

iShares iBonds 2024 Term High Yield and Income ETF (1)

iShares iBonds 2025 Term High Yield and Income ETF (1)

iShares iBonds 2026 Term High Yield and Income ETF (2)

iShares iBonds 2027 Term High Yield and Income ETF (3)

iShares iBonds 2028 Term High Yield and Income ETF (4)

iShares iBonds 2029 Term High Yield and Income ETF (4)

(1)	Statements of operations for the year ended October 31, 2022 and statements of changes in net assets for each of the two years in the period ended October 31, 2022.
(2)

Statement of operations for the year ended October 31, 2022, and statements of changes in net assets for the year ended October 31, 2022 and the period November 10, 2020 (commencement of operations) to October 31, 2021.

(3)

Statement of operations for the year ended October 31, 2022, and statements of changes in net assets for the year ended October 31, 2022 and the period July 7, 2021 (commencement of operations) to October 31, 2021.

(4)	Statement of operations and statement of changes in net assets for the period March 8, 2022 (commencement of operations) to October 31, 2022.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2022:

iShares ETF	Federal Obligation Interest
iBonds 2022 Term High Yield and Income	$9,236
iBonds 2023 Term High Yield and Income	1,246
iBonds 2024 Term High Yield and Income	374
iBonds 2025 Term High Yield and Income	232
iBonds 2026 Term High Yield and Income	65
iBonds 2028 Term High Yield and Income	5

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends
iBonds 2022 Term High Yield and Income	$1,363,517
iBonds 2023 Term High Yield and Income	3,402,362
iBonds 2024 Term High Yield and Income	3,237,030
iBonds 2025 Term High Yield and Income	2,626,012
iBonds 2026 Term High Yield and Income	1,338,372
iBonds 2027 Term High Yield and Income	648,909
iBonds 2028 Term High Yield and Income	407,852
iBonds 2029 Term High Yield and Income	424,513

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

iShares ETF	Interest-Related Dividends
iBonds 2022 Term High Yield and Income	$1,102,372
iBonds 2023 Term High Yield and Income	3,207,563
iBonds 2024 Term High Yield and Income	2,597,628
iBonds 2025 Term High Yield and Income	2,491,963
iBonds 2026 Term High Yield and Income	1,227,264
iBonds 2027 Term High Yield and Income	626,769
iBonds 2028 Term High Yield and Income	376,067
iBonds 2029 Term High Yield and Income	392,403

I M P O R T A N T T A X I N F O R M A T I O N	85

Board Review and Approval of Investment Advisory Contract

iShares iBonds 2022 Term HighYield and Income ETF, iShares iBonds 2023 Term HighYield and Income ETF, iShares iBonds 2024 Term HighYield and Income ETF, iShares iBonds 2025 Term High Yield and Income ETF, iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	87

Board Review and Approval of Investment Advisory Contract  (continued)

iShares iBonds 2028 Term High Yield and Income ETF,iShares iBonds 2029 Term High Yield and Income ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on December 9 – December 10, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under theAdvisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	89

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds 2022 Term High Yield and Income(a)	$0.405237	$—	$0.001029	$0.406266	100%	—%	0	%(b)	100%
iBonds 2023 Term High Yield and Income(a)	0.720699	—	0.000315	0.721014	100	—	0	(b)	100
iBonds 2024 Term High Yield and Income(a)	1.023953	—	0.000516	1.024469	100	—	0	(b)	100
iBonds 2025 Term High Yield and Income(a)	1.223557	—	0.003613	1.227170	100	—	0	(b)	100
iBonds 2026 Term High Yield and Income(a)	1.257217	—	0.002076	1.259293	100	—	0	(b)	100
iBonds 2027 Term High Yield and Income	1.202144	—	—	1.202144	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

90	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fundis included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	91

Trustee and Officer Information  (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

92	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited) (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice Presidents.

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	93

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

94	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	95

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1023-1022

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

•	iShares iBonds Dec 2022 Term Corporate ETF | IBDN | NYSE Arca
•	iShares iBonds Dec 2023 Term Corporate ETF | IBDO | NYSE Arca
•	iShares iBonds Dec 2024 Term Corporate ETF | IBDP | NYSE Arca
•	iShares iBonds Dec 2025 Term Corporate ETF | IBDQ | NYSE Arca
•	iShares iBonds Dec 2026 Term Corporate ETF | IBDR | NYSE Arca
•	iShares iBonds Dec 2027 Term Corporate ETF | IBDS | NYSE Arca
•	iShares iBonds Dec 2028 Term Corporate ETF | IBDT | NYSE Arca
•	iShares iBonds Dec 2029 Term Corporate ETF | IBDU | NYSE Arca
•	iShares iBonds Dec 2030 Term Corporate ETF | IBDV | NYSE Arca
•	iShares iBonds Dec 2031 Term Corporate ETF | IBDW | NYSE Arca
•	iShares iBonds Dec 2032 Term Corporate ETF | IBDX | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500 Index)	(5.50)%	(14.61)%
U.S. small cap equities (Russell 2000 Index)	(0.20)	(18.54)
International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)
Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

U.S. investment-grade corporate bonds fell sharply for the 12 months ended October 31, 2022 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade Index, a broad measure of U.S. investment-grade corporate bond performance, returned -22.04%.

The U.S. Federal Reserve’s (Fed’s) shift toward tighter monetary policy was the primary factor driving the market downturn. Annualized consumer price inflation, which had been under 3.0% for over a decade, began to rise throughout 2021 and reached 7.0% by the end of the year. The inflation picture soon grew even more challenging following Russia’s invasion of Ukraine in early 2022, which—together with the resulting sanctions—further snarled global supply chains and contributed to a spike in energy prices. Inflation exceeded 8.0% in March 2022 and remained above that level through the end of the reporting period, with a peak of 9.1% in June.

The Fed moved aggressively to calm price pressures, ending its stimulative quantitative easing program and boosting interest rates from a range of 0.0%-0.25% to 3.0-3.25% in five separate increases from March to September 2022. This marked the largest move in such a short interval since 1980. In addition, the Fed appeared set to continue raising rates until inflation showed signs of returning closer to its longer-term target of 2%. Some evidence began to emerge later in the period that the Fed’s rate hikes had begun to reduce activity in certain segments of the economy, but there was still no sign that consumer price inflation had started to decline in a meaningful fashion. As a result, market prices at the end of October indicated that the central bank would not stop tightening until rates reached the 4.5-5.0% range.

These factors caused corporate bonds to decline steadily from the beginning of 2022 through the end of October, with only a short-lived relief rally in the summer interrupting the downward momentum. Of the three sectors in the Markit iBoxx USD Liquid Investment Grade Index, financials finished with the smallest decline. Although insurance issues lagged considerably, banks and finance companies outperformed in relative terms. Industrials lagged financials, with the communications and non-cyclical industries leading the way on the downside. Utilities, which has the smallest index weighting of the three sectors, was the weakest performer. Long-term corporate bonds lagged shorter-term issues by a wide margin. In terms of credit quality, higher-rated bonds generally outperformed lower-rated securities amid investors’ search for relative “safe havens” in the challenging environment.

While the market performed poorly, one notable result of the downturn was that yields on corporate bonds—as gauged by the ICE BofA US Corporate Index—closed the period at the highest level since 2009. In addition, corporate fundamentals remained strong as of the end of October 2022. Leverage was low, overall credit quality was robust, and default rates remained below the historical average. Further, companies’ efforts to refinance their debt in recent years reduced the risk that a wave of maturing bonds would need to be replaced at higher yields.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2022 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2022 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2022, as represented by the Bloomberg December 2022 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.93%	2.32%	2.68%	0.93%	12.15%	22.38%
Fund Market	0.82	2.24	2.65	0.82	11.70	22.18
Index	0.73	2.35	2.74	0.73	12.32	22.97

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was March 10, 2015. The first day of secondary market trading was March 12, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,010.40	$0.46		$1,000.00	$1,024.80	$0.46		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.3%
Aa	7.0
A	12.8
Baa	22.2
Not Rated	0.4
Short-Term and Other Assets	57.3

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
AbbVie Inc., 2.30%, 11/21/22	5.7%
Visa Inc., 2.80%, 12/14/22	3.6
AbbVie Inc., 2.90%, 11/06/22	2.1
DTE Energy Co., 2.25%, 11/01/22	1.7
Mosaic Co. (The), 3.25%, 11/15/22	1.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2023, as represented by the Bloomberg December 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(1.81)%	2.31%	2.78%	(1.81)%	12.11%	23.33%
Fund Market	(1.78)	2.27	2.78	(1.78)	11.85	23.28
Index	(1.67)	2.41	2.85	(1.67)	12.62	23.93

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was March 11, 2015. The first day of secondary market trading was March 12, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,000.20	$0.50		$1,000.00	$1,024.70	$0.51		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	3.1%
Aa	6.6
A	45.4
Baa	39.2
Ba	0.5
Not Rated	1.1
Short-Term and Other Assets	4.1

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
Apple Inc., 2.40%, 05/03/23	1.1%
Southern California Edison Co., Series J, 0.70%, 08/01/23	1.0
Cigna Corp., 3.00%, 07/15/23	0.8
DuPont de Nemours Inc., 4.21%, 11/15/23	0.8
Bank of America Corp., 3.30%, 01/11/23	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2024 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2024, as represented by the Bloomberg December 2024 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(5.22)%	1.94%	2.56%	(5.22)%	10.09%	21.30%
Fund Market	(5.15)	1.90	2.57	(5.15)	9.88	21.43
Index	(5.19)	2.06	2.71	(5.19)	10.73	22.68

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was March 11, 2015. The first day of secondary market trading was March 12, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$987.40	$0.50		$1,000.00	$1,024.70	$0.51		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.7%
Aa	4.2
A	46.8
Baa	43.6
Ba	1.0
Not Rated	1.6
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
AbbVie Inc., 2.60%, 11/21/24	0.7%
Morgan Stanley, Series F, 3.88%, 04/29/24	0.7
Morgan Stanley, 3.70%, 10/23/24	0.7
Wells Fargo & Co., 3.75%, 01/24/24	0.7
JPMorgan Chase & Co., 3.88%, 09/10/24	0.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2025, as represented by the Bloomberg December 2025 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(7.80)%	1.92%	2.56%	(7.80)%	9.97%	21.30%
Fund Market	(7.89)	1.85	2.55	(7.89)	9.58	21.19
Index	(7.79)	1.93	2.61	(7.79)	10.00	21.78

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was March 11, 2015. The first day of secondary market trading was March 12, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$976.70	$0.50		$1,000.00	$1,024.70	$0.51		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	2.5%
Aa	5.4
A	40.0
Baa	48.1
Ba	1.5
Not Rated	1.2
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	0.8%
Visa Inc., 3.15%, 12/14/25	0.8
AbbVie Inc., 3.60%, 05/14/25	0.7
Boeing Co. (The), 4.88%, 05/01/25	0.6
Oracle Corp., 2.95%, 05/15/25	0.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2026, as represented by the Bloomberg December 2026 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(10.69)%	1.46%	1.60%	(10.69)%	7.51%	10.23%
Fund Market	(10.90)	1.35	1.58	(10.90)	6.96	10.10
Index	(10.67)	1.53	1.70	(10.67)	7.89	10.90

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was September 13, 2016. The first day of secondary market trading was September 15, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$964.00	$0.50		$1,000.00	$1,024.70	$0.51		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	2.9%
Aa	5.4
A	38.0
Baa	50.2
Ba	1.3
Not Rated	1.1
Short-Term and Other Assets	1.1

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
Dell International LLC/EMC Corp., 6.02%, 06/15/26	0.9%
AbbVie Inc., 2.95%, 11/21/26	0.8
Boeing Co. (The), 2.20%, 02/04/26	0.7
Microsoft Corp., 2.40%, 08/08/26	0.7
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26	0.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2027, as represented by the Bloomberg December 2027 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(12.31)%	1.19%	1.24%	(12.31)%	6.11%	6.54%
Fund Market	(12.28)	1.18	1.27	(12.28)	6.02	6.70
Index	(12.31)	1.26	1.29	(12.31)	6.45	6.82

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was September 12, 2017. The first day of secondary market trading was September 14, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$956.80	$0.49		$1,000.00	$1,024.70	$0.51		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	15

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	3.2%
Aa	4.0
A	35.6
Baa	54.0
Ba	0.5
Not Rated	1.4
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
Citigroup Inc., 4.45%, 09/29/27	0.9%
T-Mobile USA Inc., 3.75%, 04/15/27	0.9
Microsoft Corp., 3.30%, 02/06/27	0.8
Magallanes Inc., 3.76%, 03/15/27	0.8
Verizon Communications Inc., 4.13%, 03/16/27	0.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2028, as represented by the Bloomberg December 2028 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(14.77)%	1.68%	(14.77)%	7.09%
Fund Market	(14.61)	1.72	(14.61)	7.29
Index	(14.75)	1.70	(14.75)	7.19

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was September 18, 2018. The first day of secondary market trading was September 20, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$946.00	$0.49		$1,000.00	$1,024.70	$0.51		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	17

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.6%
Aa	2.9
A	30.8
Baa	60.3
Ba	2.2
Not Rated	0.8
Short-Term and Other Assets	1.4

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
CVS Health Corp., 4.30%, 03/25/28	1.5%
Verizon Communications Inc., 4.33%, 09/21/28	1.3
Comcast Corp., 4.15%, 10/15/28	1.2
Cigna Corp., 4.38%, 10/15/28	1.1
Vodafone Group PLC, 4.38%, 05/30/28	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2029, as represented by the Bloomberg December 2029 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(16.19)%	(2.20)%	(16.19)%	(6.70)%
Fund Market	(16.20)	(2.16)	(16.20)	(6.58)
Index	(16.14)	(2.17)	(16.14)	(6.61)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was September 17, 2019. The first day of secondary market trading was September 19, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$939.80	$0.49		$1,000.00	$1,024.70	$0.51		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	19

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.0%
Aa	2.9
A	35.2
Baa	54.7
Ba	2.4
Not Rated	1.8
Short-Term and Other Assets	2.0

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
AbbVie Inc., 3.20%, 11/21/29	2.0%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	1.6
Verizon Communications Inc., 4.02%, 12/03/29	1.5
International Business Machines Corp., 3.50%, 05/15/29	1.2
AT&T Inc., 4.35%, 03/01/29	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated, investment grade corporate bonds maturing in 2030, as represented by the Bloomberg December 2030 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(17.98)%	(7.13)%	(17.98)%	(16.02)%
Fund Market	(17.98)	(7.05)	(17.98)	(15.85)
Index	(17.92)	(7.13)	(17.92)	(15.98)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was June 23, 2020. The first day of secondary market trading was June 25, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$932.20	$0.49		$1,000.00	$1,024.70	$0.51		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	21

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.2%
Aa	5.8
A	32.3
Baa	56.7
Ba	1.0
Not Rated	1.1
Short-Term and Other Assets	1.9

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
T-Mobile USA Inc., 3.88%, 04/15/30	1.7%
Boeing Co. (The), 5.15%, 05/01/30	1.2
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1.2
AT&T Inc., 4.30%, 02/15/30	0.9
Pacific Gas and Electric Co., 4.55%, 07/01/30	0.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2031 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2031, as represented by the Bloomberg December 2031 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(20.24)%	(15.20)%	(20.24)%	(20.11)%
Fund Market	(20.23)	(15.11)	(20.23)	(20.00)
Index	(20.16)	(15.29)	(20.16)	(20.14)

The inception date of the Fund was June 22, 2021. The first day of secondary market trading was June 24, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$919.50	$0.48		$1,000.00	$1,024.70	$0.51		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	23

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	1.4%
Aa	3.4
A	28.2
Baa	61.3
Ba	1.8
Not Rated	2.5
Short-Term and Other Assets	1.4

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
Verizon Communications Inc., 2.55%, 03/21/31	1.7%
Orange SA, 9.00%, 03/01/31	1.4
Oracle Corp., 2.88%, 03/25/31	1.2
Amazon.com Inc., 2.10%, 05/12/31	1.2
AT&T Inc., 2.75%, 06/01/31	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2032 Term Corporate ETF

Investment Objective

The iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2032, as represented by the Bloomberg December 2032 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(5.34)%
Fund Market	(5.39)
Index	(5.36)

For the fiscal period ended October 31, 2022, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was June 28, 2022. The first day of secondary market trading was June 30, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (06/28/22)	(a)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$946.60	$0.33		$1,000.00	$1,024.70	$0.51		0.10%

(a)	Commencement of operations.

(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 125/365 for actual expenses and 184/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	0.5%
Aa	4.3
A	34.6
Baa	55.8
Ba	1.4
B	0.4
Not Rated	1.5
Short-Term and Other Assets	1.5

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets	(a)
Magallanes Inc., 4.28%, 03/15/32	2.0%
Verizon Communications Inc., 2.36%, 03/15/32	1.8
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32	1.6
General Electric Co., 6.75%, 03/15/32	1.5
Meta Platforms Inc., 3.85%, 08/15/32	1.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	25

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.4%
General Dynamics Corp., 2.25%, 11/15/22	$5,262	$5,256,317

Agriculture — 0.3%
Philip Morris International Inc., 2.50%, 11/02/22	4,394	4,394,000

Airlines — 0.2%
Southwest Airlines Co., 2.75%, 11/16/22	2,913	2,908,281

Auto Manufacturers — 0.2%
American Honda Finance Corp., 2.60%, 11/16/22	2,916	2,914,163

Banks — 9.7%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	10,576	10,563,943
2.63%, 11/09/22	9,863	9,859,745
Bank of Montreal
2.05%, 11/01/22	5,606	5,606,000
2.55%, 11/06/22	5,039	5,036,682
Bank of Nova Scotia (The), 2.00%, 11/15/22(a)	13,083	13,071,880
Cooperatieve Rabobank UA, 3.95%, 11/09/22	8,191	8,189,362
Deutsche Bank AG/New York NY, 3.30%, 11/16/22	6,608	6,603,044
Morgan Stanley, 4.88%, 11/01/22	12,793	12,793,000
MUFG Union Bank NA, 2.10%, 12/09/22 (Call 12/01/22)	16,440	16,376,871
National Australia Bank Ltd./New York, 1.88%, 12/13/22	3,854	3,843,247
Natwest Group PLC, 6.13%, 12/15/22	11,215	11,200,196
PNC Bank NA, 2.70%, 11/01/22	4,174	4,174,000
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(b)	4,616	4,614,015
Synovus Financial Corp., 3.13%, 11/01/22	4,699	4,699,000
Toronto-Dominion Bank (The), 1.90%, 12/01/22	12,728	12,703,944

		129,334,929

Chemicals — 2.1%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	3,068	3,067,386
Mosaic Co. (The), 3.25%, 11/15/22	21,438	21,421,493
RPM International Inc., 3.45%, 11/15/22(a)	2,702	2,701,325

		27,190,204

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 2.25%, 11/15/22	1,503	1,501,993

Diversified Financial Services — 5.0%
American Express Co., 2.65%, 12/02/22	12,861	12,843,252
Discover Financial Services, 3.85%, 11/21/22	5,562	5,556,048
Visa Inc., 2.80%, 12/14/22 (Call 12/01/22)	48,610	48,536,113

		66,935,413

Electric — 4.8%
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 12/01/22)	9,649	9,621,211
DTE Energy Co.
2.25%, 11/01/22	22,554	22,554,000
Series H, 0.55%, 11/01/22	14,071	14,071,000
Edison International, 3.13%, 11/15/22	2,230	2,227,681
Niagara Mohawk Power Corp., 2.72%, 11/28/22(a)(c)	10,700	10,681,596
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 11/14/22)	4,556	4,551,307

		63,706,795

Health Care - Products — 1.2%
DH Europe Finance II Sarl, 2.05%, 11/15/22	15,544	15,529,544

Health Care - Services — 2.2%
CommonSpirit Health, 2.95%, 11/01/22	5,627	5,627,000

Security	Par/ Shares (000)	Value

Health Care - Services (continued)
Dignity Health, 3.13%, 11/01/22	$80	$80,000
Elevance Health Inc., 2.95%, 12/01/22 (Call 11/16/22)	9,896	9,884,125
Humana Inc.
2.90%, 12/15/22 (Call 12/01/22)	9,869	9,842,057
3.15%, 12/01/22	3,968	3,964,310

		29,397,492

Insurance — 0.8%
Aon Corp., 2.20%, 11/15/22	6,007	6,000,933
Chubb INA Holdings Inc., 2.88%, 11/03/22	4,039	4,039,000

		10,039,933

Internet — 1.5%
Amazon.com Inc., 2.50%, 11/29/22	12,935	12,917,150
Baidu Inc., 3.50%, 11/28/22	6,562	6,554,388

		19,471,538

Machinery — 0.8%
Caterpillar Financial Services Corp.
1.95%, 11/18/22(a)	6,342	6,335,214
2.55%, 11/29/22	4,668	4,661,745

		10,996,959

Media — 0.8%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	5,874	5,883,986
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	4,465	4,458,079

		10,342,065

Mining — 0.1%
Southern Copper Corp., 3.50%, 11/08/22	1,154	1,148,622

Oil & Gas — 0.8%
BP Capital Markets PLC, 2.50%, 11/06/22	9,032	9,029,562
ConocoPhillips Co., 2.40%, 12/15/22 (Call 12/01/22)(a)	2,040	2,034,145

		11,063,707

Pharmaceuticals — 9.0%
AbbVie Inc.
2.30%, 11/21/22	75,632	75,537,460
2.90%, 11/06/22	28,233	28,223,401
Cigna Corp., 3.05%, 11/30/22 (Call 11/16/22)	14,058	14,041,693
McKesson Corp., 2.70%, 12/15/22 (Call 12/01/22)(a)	2,726	2,718,721

		120,521,275

Real Estate Investment Trusts — 0.3%
Camden Property Trust, 2.95%, 12/15/22 (Call 12/01/22)(a)	3,300	3,290,331

Retail — 1.1%
Walmart Inc., 2.35%, 12/15/22 (Call 12/01/22)	15,205	15,169,268

Semiconductors — 0.7%
Intel Corp., 2.70%, 12/15/22	9,830	9,812,306

Software — 0.6%
Autodesk Inc., 3.60%, 12/15/22 (Call 12/01/22)	3,895	3,892,469
Microsoft Corp., 2.13%, 11/15/22	4,215	4,211,965

		8,104,434

Total Long-Term Investments — 42.7% (Cost: $569,823,054)		569,029,569

Short-Term Securities

Money Market Funds — 58.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	32,176	32,169,317

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	746,940	$746,940,000

Total Short-Term Securities — 58.4% (Cost: $779,095,732)		779,109,317

Total Investments — 101.1% (Cost: $1,348,918,786)		1,348,138,886

Liabilities in Excess of Other Assets — (1.1)%		(14,606,349)

Net Assets — 100.0%		$1,333,532,537

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$131,115,315	$—		$(98,890,477	)(a)	$(40,150)	$(15,371)	$32,169,317	32,176	$354,864	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,436,000	705,504,000	(a)	—		—	—	746,940,000	746,940	2,884,676		—

						$(40,150)	$(15,371)	$779,109,317		$3,239,540		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$569,029,569	$—	$569,029,569
Money Market Funds	779,109,317	—	—	779,109,317

	$779,109,317	$569,029,569	$—	$1,348,138,886

See notes to financial statements.

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.0%
Boeing Co. (The) 1.17%, 02/04/23 (Call 12/01/22)(a)	$4,662	$4,607,501
1.88%, 06/15/23 (Call 04/15/23)(a)	1,485	1,451,929
2.80%, 03/01/23 (Call 02/01/23)(a)	1,437	1,424,254
4.51%, 05/01/23 (Call 04/01/23)(a)	12,622	12,597,639
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)(a)	2,954	2,883,458
3.38%, 05/15/23 (Call 04/15/23)(a)	3,668	3,636,529
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	3,648	3,613,490
Northrop Grumman Corp., 3.25%, 08/01/23(a)	4,997	4,928,491
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)	4,112	4,058,750
Teledyne Technologies Inc., 0.65%, 04/01/23(a)	662	648,449

		39,850,490

Agriculture — 0.7%
Philip Morris International Inc. 1.13%, 05/01/23	3,132	3,071,333
2.13%, 05/10/23 (Call 03/10/23)(a)	2,259	2,227,171
2.63%, 03/06/23(a)	2,467	2,447,856
3.60%, 11/15/23(a)	3,798	3,742,587
Reynolds American Inc., 4.85%, 09/15/23(a)	3,193	3,178,887

		14,667,834

Apparel — 0.1%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	2,313	2,285,707

Auto Manufacturers — 5.7%
American Honda Finance Corp. 0.35%, 04/20/23	570	557,705
0.65%, 09/08/23(a)	6,889	6,622,671
0.88%, 07/07/23(a)	5,239	5,086,388
1.95%, 05/10/23(a)	1,651	1,626,549
2.05%, 01/10/23	2,372	2,360,970
3.45%, 07/14/23	2,328	2,302,322
3.63%, 10/10/23(a)	7,751	7,648,222
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	4,136	4,084,755
General Motors Co. 4.88%, 10/02/23(a)	10,706	10,607,398
5.40%, 10/02/23(a)	4,460	4,442,517
General Motors Financial Co. Inc. 1.70%, 08/18/23	6,988	6,764,733
3.25%, 01/05/23 (Call 12/05/22)(a)	3,065	3,056,724
3.70%, 05/09/23 (Call 03/09/23)	4,800	4,753,344
4.15%, 06/19/23 (Call 05/19/23)(a)	3,625	3,594,151
4.25%, 05/15/23(a)	2,911	2,892,457
PACCAR Financial Corp. 0.35%, 08/11/23(a)	2,474	2,390,824
0.80%, 06/08/23(a)	1,010	985,134
1.90%, 02/07/23(a)	1,140	1,132,373
2.65%, 04/06/23	856	848,767
3.40%, 08/09/23(a)	1,683	1,666,204
Stellantis NV, 5.25%, 04/15/23	6,457	6,431,366
Toyota Motor Corp., 3.42%, 07/20/23(a)	2,788	2,759,535
Toyota Motor Credit Corp. 0.40%, 04/06/23(a)	1,395	1,369,025
0.50%, 08/14/23(a)	6,425	6,218,693
1.35%, 08/25/23(a)	2,881	2,797,768
2.25%, 10/18/23	5,068	4,932,026
2.63%, 01/10/23(a)	2,232	2,223,161

Security	Par (000)	Value

Auto Manufacturers (continued)
2.70%, 01/11/23	$1,937	$1,929,717
2.90%, 03/30/23(a)	5,419	5,379,550
3.45%, 09/20/23(a)	4,997	4,926,342

		112,391,391

Banks — 26.6%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23	7,067	6,780,574
Banco Santander SA 3.13%, 02/23/23	4,093	4,068,688
3.85%, 04/12/23	5,652	5,599,493
Bank of America Corp. 3.30%, 01/11/23(a)	14,485	14,450,960
4.10%, 07/24/23(a)	10,520	10,459,931
Bank of Montreal 0.40%, 09/15/23	8,045	7,709,926
0.45%, 12/08/23(a)	6,095	5,792,200
Bank of New York Mellon Corp. (The) 0.35%, 12/07/23 (Call 11/07/23)(a)	5,564	5,302,993
1.85%, 01/27/23 (Call 01/02/23)(a)	1,677	1,666,418
2.20%, 08/16/23 (Call 06/16/23)	5,860	5,746,375
2.95%, 01/29/23 (Call 12/29/22)(a)	3,478	3,460,540
3.45%, 08/11/23(a)	3,593	3,555,130
3.50%, 04/28/23	2,447	2,430,581
Bank of Nova Scotia (The) 0.40%, 09/15/23(a)	7,040	6,757,766
0.55%, 09/15/23	3,977	3,818,357
0.80%, 06/15/23(a)	513	499,031
1.63%, 05/01/23	5,039	4,961,399
1.95%, 02/01/23(a)	3,419	3,395,956
2.38%, 01/18/23(a)	2,003	1,993,666
BNP Paribas SA, 3.25%, 03/03/23(a)	4,688	4,662,638
Canadian Imperial Bank of Commerce 0.45%, 06/22/23	180	174,697
0.50%, 12/14/23(a)	5,896	5,594,420
0.95%, 06/23/23(a)	9,753	9,475,820
3.50%, 09/13/23(a)	6,045	5,964,360
Citigroup Inc. 3.38%, 03/01/23(a)	1,458	1,449,864
3.50%, 05/15/23(a)	4,751	4,710,712
3.88%, 10/25/23(a)	6,856	6,769,683
Citizens Bank NA/Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	1,595	1,586,084
Comerica Inc., 3.70%, 07/31/23(a)	4,244	4,191,671
Cooperatieve Rabobank UA, 4.63%, 12/01/23(a)	4,283	4,234,088
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/23(a)	3,832	3,817,822
Credit Suisse AG/New York NY 0.52%, 08/09/23	7,285	6,893,723
1.00%, 05/05/23	11,828	11,465,708
Credit Suisse Group AG, 3.80%, 06/09/23	10,116	9,848,331
Deutsche Bank AG/New York NY
3.95%, 02/27/23(a)	4,095	4,072,805
Series E, 0.96%, 11/08/23	10,180	9,709,888
Discover Bank 3.35%, 02/06/23 (Call 01/06/23)(a)	2,967	2,952,907
4.20%, 08/08/23(a)	5,001	4,946,639
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)	1,772	1,740,317
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	2,425	2,407,661
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)(a)	2,238	2,213,382
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)(a)	850	839,885
Goldman Sachs Group Inc. (The) 0.52%, 03/08/23	2,545	2,502,982

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.22%, 12/06/23 (Call 12/06/22)	$11,622	$11,120,278
3.20%, 02/23/23 (Call 01/23/23)(a)	6,203	6,168,077
3.63%, 01/22/23(a)	7,813	7,797,921
HSBC Holdings PLC, 3.60%, 05/25/23(a)	8,214	8,141,799
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)(a)	5,773	5,684,096
ING Groep NV, 4.10%, 10/02/23	8,882	8,758,718
JPMorgan Chase & Co. 2.70%, 05/18/23 (Call 03/18/23)(a)	7,358	7,275,296
3.20%, 01/25/23(a)	9,716	9,686,658
3.38%, 05/01/23(a)	7,968	7,909,435
KeyBank NA/Cleveland OH 1.25%, 03/10/23(a)	2,678	2,642,222
3.38%, 03/07/23(a)	1,786	1,778,302
Lloyds Banking Group PLC, 4.05%, 08/16/23(a)	10,478	10,354,883
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	2,932	2,898,780
Mitsubishi UFJ Financial Group Inc. 2.53%, 09/13/23(a)	4,374	4,270,292
3.46%, 03/02/23(a)	5,419	5,394,398
3.76%, 07/26/23(a)	9,716	9,597,951
Mizuho Financial Group Inc., 3.55%, 03/05/23(a)	3,621	3,604,271
Morgan Stanley 3.13%, 01/23/23	9,222	9,190,737
3.75%, 02/25/23(a)	8,790	8,766,443
4.10%, 05/22/23(a)	9,038	8,993,352
National Australia Bank Ltd./New York 2.88%, 04/12/23(a)	1,998	1,979,159
3.00%, 01/20/23(a)	2,711	2,700,400
3.63%, 06/20/23(a)	3,651	3,622,705
National Bank of Canada, 2.10%, 02/01/23	3,951	3,922,829
NatWest Group PLC, 3.88%, 09/12/23(a)	450	443,322
PNC Bank NA 2.95%, 01/30/23 (Call 12/30/22)	2,487	2,477,176
3.50%, 06/08/23	3,350	3,328,560
3.80%, 07/25/23 (Call 06/25/23)	3,693	3,656,402
Royal Bank of Canada 0.50%, 10/26/23(a)	7,521	7,174,733
1.60%, 04/17/23	4,699	4,625,602
1.95%, 01/17/23(a)	3,380	3,361,714
3.70%, 10/05/23(a)	9,588	9,451,563
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)(a)	3,680	3,670,358
Santander UK PLC, 2.10%, 01/13/23(a)	1,887	1,874,621
State Street Corp. 3.10%, 05/15/23(a)	4,130	4,090,765
3.70%, 11/20/23	7,479	7,386,485
Sumitomo Mitsui Banking Corp. 3.00%, 01/18/23(a)	1,790	1,783,986
3.95%, 07/19/23(a)	2,265	2,244,411
Sumitomo Mitsui Financial Group Inc. 3.10%, 01/17/23(a)	5,582	5,562,742
3.75%, 07/19/23(a)	3,624	3,582,686
3.94%, 10/16/23	7,329	7,226,321
Svenska Handelsbanken AB, 3.90%, 11/20/23	8,558	8,420,045
Toronto-Dominion Bank (The) 0.25%, 01/06/23(a)	4,339	4,306,978
0.30%, 06/02/23	3,665	3,561,574
0.45%, 09/11/23(a)	6,809	6,526,290
0.75%, 06/12/23	7,185	6,988,562
3.50%, 07/19/23(a)	7,023	6,949,469

Security	Par (000)	Value

Banks (continued)
Truist Bank 1.25%, 03/09/23 (Call 02/06/23)	$4,036	$3,981,474
2.75%, 05/01/23 (Call 04/01/23)(a)	1,814	1,796,078
3.00%, 02/02/23 (Call 01/02/23)(a)	2,144	2,134,288
Truist Financial Corp. 2.20%, 03/16/23 (Call 02/13/23)(a)	2,992	2,963,756
3.75%, 12/06/23 (Call 11/06/23)(a)	9,117	8,991,550
U.S. Bank NA/Cincinnati OH 1.95%, 01/09/23 (Call 12/09/22)(a)	2,505	2,492,450
2.85%, 01/23/23 (Call 12/23/22)(a)	2,532	2,520,125
3.40%, 07/24/23 (Call 06/23/23)(a)	6,618	6,538,650
Wells Fargo & Co. 4.13%, 08/15/23(a)	7,724	7,669,237
Series M, 3.45%, 02/13/23(a)	3,810	3,795,141
Westpac Banking Corp. 2.00%, 01/13/23(a)	2,326	2,314,649
2.75%, 01/11/23(a)	4,458	4,442,843
3.65%, 05/15/23(a)	4,047	4,024,013

		525,293,692

Beverages — 1.3%
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)(a)	5,234	5,171,506
3.50%, 09/18/23 (Call 08/18/23)	3,217	3,171,672
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	875	859,635
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)(a)	5,926	5,806,235
PepsiCo Inc. 0.40%, 10/07/23	4,081	3,913,312
0.75%, 05/01/23(a)	1,384	1,357,635
2.75%, 03/01/23(a)	4,733	4,701,999

		24,981,994

Biotechnology — 1.1%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	3,746	3,664,150
Gilead Sciences Inc. 0.75%, 09/29/23 (Call 11/14/22)	6,840	6,582,474
2.50%, 09/01/23 (Call 07/01/23)(a)	4,690	4,587,617
Illumina Inc., 0.55%, 03/23/23	2,098	2,059,145
Royalty Pharma PLC, 0.75%, 09/02/23(a)	5,672	5,451,076

		22,344,462

Building Materials — 0.9%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)(a)	10,880	10,736,275
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	3,217	3,138,924
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 12/01/22)(a)	2,798	2,706,953
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	710	710,000

		17,292,152

Chemicals — 1.9%
Air Products and Chemicals Inc., 2.75%, 02/03/23(a)	1,009	1,003,198
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	15,124	14,962,778
Ecolab Inc., 0.90%, 12/15/23 (Call 12/15/22)(a)	4,375	4,181,756
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	590	583,493
Linde Inc./CT, 2.70%, 02/21/23 (Call 11/21/22)(a)	1,771	1,761,171
LYB International Finance BV, 4.00%, 07/15/23(a)	2,430	2,402,128
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	7,345	7,267,510
Nutrien Ltd., 1.90%, 05/13/23(a)	3,098	3,042,918
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)(a)	1,248	1,235,308

		36,440,260

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 0.5%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	$1,486	$1,472,567
Global Payments Inc. 3.75%, 06/01/23 (Call 03/01/23)(a)	2,721	2,693,491
4.00%, 06/01/23 (Call 05/01/23)(a)	3,066	3,040,062
PayPal Holdings Inc., 1.35%, 06/01/23(a)	60	58,715
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)(a)	3,257	3,236,513

		10,501,348

Computers — 3.3%
Apple Inc. 0.75%, 05/11/23(a)	6,925	6,789,409
2.40%, 01/13/23 (Call 12/13/22)(a)	2,483	2,473,316
2.40%, 05/03/23(a)	21,300	21,062,292
2.85%, 02/23/23 (Call 12/23/22)(a)	7,255	7,219,813
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)	4,312	4,305,187
Hewlett Packard Enterprise Co. 2.25%, 04/01/23 (Call 03/01/23)	4,276	4,226,398
4.45%, 10/02/23 (Call 09/02/23)(a)	8,983	8,914,999
International Business Machines Corp., 3.38%, 08/01/23(a)	7,235	7,149,410
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)(a)	2,634	2,603,103

		64,743,927

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co. 1.95%, 02/01/23(a)	1,527	1,516,907
2.10%, 05/01/23(a)	575	567,836
Procter & Gamble Co. (The), 3.10%, 08/15/23(a)	4,805	4,743,784
Unilever Capital Corp. 0.38%, 09/14/23(a)	2,858	2,750,253
3.13%, 03/22/23 (Call 02/22/23)(a)	1,949	1,935,786

		11,514,566

Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.15%, 10/29/23	8,665	8,213,207
3.30%, 01/23/23 (Call 12/23/22)	2,051	2,039,720
4.13%, 07/03/23 (Call 06/03/23)(a)	2,765	2,730,244
4.50%, 09/15/23 (Call 08/15/23)	6,174	6,064,226
Air Lease Corp. 2.25%, 01/15/23(a)	2,394	2,377,457
2.75%, 01/15/23 (Call 12/15/22)(a)	1,854	1,843,673
3.00%, 09/15/23 (Call 07/15/23)(a)	4,692	4,581,738
3.88%, 07/03/23 (Call 06/03/23)(a)	3,061	3,023,962
Aircastle Ltd. 4.40%, 09/25/23 (Call 08/25/23)(a)	3,336	3,266,578
5.00%, 04/01/23(a)	2,647	2,628,762
Ally Financial Inc. 1.45%, 10/02/23 (Call 09/02/23)(a)	7,745	7,429,701
3.05%, 06/05/23 (Call 05/05/23)(a)	3,381	3,327,918
American Express Co. 0.75%, 11/03/23	6,345	6,076,035
3.40%, 02/27/23 (Call 01/27/23)(a)	5,778	5,750,612
3.70%, 08/03/23 (Call 07/03/23)(a)	8,647	8,567,102
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	4,296	4,250,076
BGC Partners Inc., 5.38%, 07/24/23	3,380	3,349,546
Capital One Financial Corp. 2.60%, 05/11/23 (Call 04/11/23)(a)	4,210	4,154,218
3.20%, 01/30/23 (Call 12/30/22)(a)	4,519	4,501,918
3.50%, 06/15/23(a)	4,295	4,250,332
Capital One NA, 3.38%, 02/15/23	5,665	5,639,054

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)(a)	$3,223	$3,208,754
Eaton Vance Corp., 3.63%, 06/15/23(a)	1,285	1,273,975
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	2,730	2,723,776
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)(a)	2,158	2,142,355

		103,414,939

Electric — 7.1%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23(a)	2,401	2,357,878
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 12/01/22)(a)	4,173	3,985,716
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)(a)	1,450	1,434,905
Berkshire Hathaway Energy Co. 2.80%, 01/15/23 (Call 12/15/22)	1,418	1,411,506
3.75%, 11/15/23 (Call 08/15/23)	4,219	4,168,034
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	4,189	4,148,869
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 12/01/22)(a)	1,327	1,320,790
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/01/22)(a)	4,766	4,549,338
Consumers Energy Co. 0.35%, 06/01/23 (Call 05/01/23)(a)	1,115	1,084,795
3.38%, 08/15/23 (Call 05/15/23)(a)	1,400	1,381,688
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	4,597	4,520,322
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	1,321	1,309,164
3.05%, 03/15/23 (Call 02/15/23)	1,146	1,138,379
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)(a)	4,087	4,039,550
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)(a)	1,305	1,292,537
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)(a)	4,546	4,477,083
Edison International, 2.95%, 03/15/23 (Call 01/15/23)(a)	1,464	1,450,136
Entergy Louisiana LLC 0.62%, 11/17/23 (Call 12/01/22)(a)	4,664	4,441,667
4.05%, 09/01/23 (Call 06/01/23)(a)	1,573	1,560,070
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)(a)	1,004	995,586
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)(a)	2,151	2,125,252
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	3,872	3,808,654
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)(a)	2,082	2,056,266
Georgia Power Co., Series A, 2.10%, 07/30/23(a)	2,515	2,459,368
National Rural Utilities Cooperative Finance Corp. 2.70%, 02/15/23 (Call 12/15/22)(a)	1,528	1,517,503
3.40%, 11/15/23 (Call 08/15/23)(a)	3,629	3,565,166
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	4,473	4,412,257
Northern States Power Co./MN, 2.60%, 05/15/23(a)	1,372	1,355,152
OGE Energy Corp., 0.70%, 05/26/23 (Call 12/01/22)(a)	1,445	1,407,936
Oklahoma Gas & Electric Co., 0.55%, 05/26/23 (Call 12/01/22)(a)	865	842,813
Pacific Gas and Electric Co. 1.70%, 11/15/23 (Call 12/01/22)	5,325	5,088,517
3.25%, 06/15/23 (Call 03/15/23)(a)	1,377	1,353,908
3.85%, 11/15/23 (Call 08/15/23)	2,640	2,578,699
4.25%, 08/01/23 (Call 07/01/23)(a)	2,303	2,279,717
PacifiCorp, 2.95%, 06/01/23 (Call 03/01/23)(a)	897	885,617
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	2,506	2,473,748

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Electric & Gas Co. 2.38%, 05/15/23 (Call 02/15/23)(a)	$1,364	$1,343,622
3.25%, 09/01/23 (Call 08/01/23)(a)	2,052	2,021,692
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 12/01/22)	5,183	4,939,295
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)(a)	2,155	2,126,252
Southern California Edison Co. 0.70%, 04/03/23(a)	1,220	1,197,686
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	2,803	2,752,770
Series D, 3.40%, 06/01/23 (Call 05/01/23)(a)	861	850,849
Series J, 0.70%, 08/01/23	20,675	19,981,354
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)(a)	5,746	5,651,536
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	2,708	2,684,738
WEC Energy Group Inc., 0.55%, 09/15/23(a)	4,378	4,201,348
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)(a)	3,911	3,734,418

		140,764,146

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 12/01/22)(a)	1,343	1,334,230

Electronics — 0.4%
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)(a)	1,245	1,240,941
Flex Ltd., 5.00%, 02/15/23	1,918	1,915,641
Honeywell International Inc., 3.35%, 12/01/23(a)	2,694	2,655,692
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)(a)	2,114	2,093,642

		7,905,916

Environmental Control — 0.3%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)(a)	1,756	1,753,155
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)(a)	3,086	3,043,475

		4,796,630

Food — 1.0%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)(a)	2,957	2,942,333
Conagra Brands Inc. 0.50%, 08/11/23 (Call 12/01/22)(a)	2,905	2,796,586
3.20%, 01/25/23 (Call 12/01/22)(a)	1,643	1,635,853
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)(a)	2,405	2,386,818
Kellogg Co., 2.65%, 12/01/23(a)	4,744	4,647,412
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)(a)	3,062	3,036,249
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	2,727	2,700,330

		20,145,581

Gas — 0.5%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 11/16/22)(a)	680	670,201
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 12/01/22)(a)	444	437,495
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)(a)	3,731	3,671,976
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(a)	1,774	1,761,316
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)(a)	2,755	2,682,736

		9,223,724

Health Care - Products — 1.5%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)(a)	7,258	7,158,783
Baxter International Inc., 0.87%, 12/01/23	6,540	6,244,326
PerkinElmer Inc., 0.55%, 09/15/23 (Call 12/01/22)(a)	3,035	2,916,878
Stryker Corp., 0.60%, 12/01/23 (Call 11/14/22)(a)	5,822	5,549,938
Thermo Fisher Scientific Inc., 0.80%, 10/18/23 (Call 12/01/22)(a)	7,963	7,643,206

		29,513,131

Security	Par (000)	Value

Health Care - Services — 1.6%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)(a)	$5,868	$5,782,738
Anthem Inc., 0.45%, 03/15/23	1,895	1,863,789
Elevance Health Inc., 3.30%, 01/15/23(a)	3,856	3,843,815
Humana Inc., 0.65%, 08/03/23 (Call 11/08/22)	7,068	6,831,010
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)(a)	2,957	2,920,629
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	2,336	2,318,457
UnitedHealth Group Inc. 2.75%, 02/15/23 (Call 12/01/22)(a)	2,068	2,056,274
2.88%, 03/15/23(a)	2,405	2,389,007
3.50%, 06/15/23(a)	3,214	3,189,767

		31,195,486

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	2,762	2,746,616
Blackstone Secured Lending Fund, 3.65%, 07/14/23(a)	1,895	1,868,735

		4,615,351

Home Builders — 0.5%
DR Horton Inc. 4.75%, 02/15/23 (Call 12/01/22)(a)	1,407	1,406,128
5.75%, 08/15/23 (Call 05/15/23)(a)	3,167	3,174,062
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	4,048	4,016,547
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)	1,868	1,855,204

		10,451,941

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.40%, 06/01/23(a)	1,289	1,270,567

Insurance — 2.0%
Allstate Corp. (The), 3.15%, 06/15/23(a)	2,214	2,188,783
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)(a)	4,002	3,952,175
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	1,066	1,052,014
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	7,687	7,628,886
3.00%, 02/11/23	1,838	1,829,766
Chubb INA Holdings Inc., 2.70%, 03/13/23(a)	735	729,414
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	2,428	2,415,302
Jackson Financial Inc., 1.13%, 11/22/23(a)	4,008	3,827,880
Lincoln National Corp., 4.00%, 09/01/23(a)	3,000	2,977,470
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)(a)	2,875	2,837,654
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 11/23/22)(a)	1,877	1,877,000
MetLife Inc., Series D, 4.37%, 09/15/23(a)	4,802	4,773,956
Principal Financial Group Inc., 3.13%, 05/15/23(a)	1,472	1,456,338
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	2,313	2,308,073

		39,854,711

Internet — 1.1%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)(a)	3,048	2,997,952
Amazon.com Inc. 0.25%, 05/12/23	1,165	1,138,077
0.40%, 06/03/23(a)	3,344	3,257,925
2.40%, 02/22/23 (Call 01/22/23)(a)	3,650	3,627,261
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)(a)	4,925	4,846,003
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	2,779	2,756,740
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	3,306	3,287,156

		21,911,114

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)(a)	$1,931	$1,921,963

Lodging — 0.4%
Hyatt Hotels Corp., 1.30%, 10/01/23 (Call 12/01/22)(a)	4,086	3,923,622
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	3,785	3,740,186

		7,663,808

Machinery — 2.7%
Caterpillar Financial Services Corp. 0.25%, 03/01/23	2,985	2,941,449
0.45%, 09/14/23(a)	4,906	4,728,010
0.65%, 07/07/23	2,536	2,463,648
2.63%, 03/01/23(a)	1,130	1,121,706
3.45%, 05/15/23(a)	2,163	2,143,749
3.65%, 12/07/23	3,958	3,911,889
3.75%, 11/24/23	5,239	5,190,959
CNH Industrial Capital LLC, 1.95%, 07/02/23(a)	2,535	2,475,833
CNH Industrial NV, 4.50%, 08/15/23(a)	3,503	3,475,151
Crane Holdings Co., 4.45%, 12/15/23 (Call 09/15/23)(a)	3,599	3,565,673
John Deere Capital Corp. 0.25%, 01/17/23	1,865	1,848,663
0.40%, 10/10/23(a)	3,763	3,609,093
0.70%, 07/05/23	1,274	1,239,335
1.20%, 04/06/23(a)	1,801	1,774,688
2.70%, 01/06/23(a)	792	789,402
2.80%, 01/27/23(a)	1,642	1,635,169
2.80%, 03/06/23(a)	3,414	3,392,014
3.45%, 06/07/23(a)	1,023	1,016,381
3.65%, 10/12/23(a)	4,623	4,570,760
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 11/14/22)	2,065	1,990,185

		53,883,757

Manufacturing — 0.5%
3M Co. 1.75%, 02/14/23 (Call 01/14/23)(a)	2,249	2,228,422
2.25%, 03/15/23 (Call 02/15/23)(a)	2,519	2,493,734
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 12/01/22)	2,498	2,401,152
General Electric Co., 3.10%, 01/09/23	105	104,621
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	3,086	3,062,917

		10,290,846

Media — 0.7%
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)(a)	3,585	3,552,699
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)(a)	5,481	5,425,368
Time Warner Cable Enterprises LLC, 8.38%, 03/15/23(a)	4,194	4,245,041

		13,223,108

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 12/01/22)(a)	3,976	3,958,108

Mining — 0.4%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23(a)	4,016	3,977,888
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	4,225	4,195,763

		8,173,651

Oil & Gas — 2.8%
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	3,740	3,723,245
Chevron Corp., 1.14%, 05/11/23	3,306	3,243,880
Chevron USA Inc., 0.43%, 08/11/23(a)	3,001	2,902,837

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)(a)	$3,123	$3,108,947
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)(a)	4,925	4,885,009
Exxon Mobil Corp. 1.57%, 04/15/23(a)	11,400	11,238,576
2.73%, 03/01/23 (Call 01/01/23)	4,046	4,022,210
Phillips 66, 3.70%, 04/06/23	2,488	2,474,814
Pioneer Natural Resources Co., 0.55%, 05/15/23(a)	200	195,114
Shell International Finance BV 0.38%, 09/15/23(a)	4,972	4,782,318
3.50%, 11/13/23 (Call 10/13/23)(a)	6,337	6,251,957
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23(a)	4,844	4,774,828
TotalEnergies Capital International SA, 2.70%, 01/25/23(a)	3,703	3,687,188

		55,290,923

Oil & Gas Services — 0.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 1.23%, 12/15/23	5,585	5,350,989
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	9,451	9,318,024

		14,669,013

Pharmaceuticals — 6.3%
AbbVie Inc. 2.85%, 05/14/23 (Call 03/14/23)	4,238	4,191,636
3.75%, 11/14/23 (Call 10/14/23)(a)	10,183	10,051,232
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 12/01/22)(a)	2,619	2,576,677
AstraZeneca PLC 0.30%, 05/26/23	3,935	3,838,081
3.50%, 08/17/23 (Call 07/17/23)	5,738	5,676,489
Bristol-Myers Squibb Co. 0.54%, 11/13/23 (Call 12/01/22)(a)	8,240	7,879,912
2.75%, 02/15/23 (Call 01/15/23)(a)	2,556	2,542,964
3.25%, 02/20/23 (Call 01/20/23)(a)	3,144	3,131,833
3.25%, 11/01/23(a)	3,810	3,754,869
Cardinal Health Inc., 3.20%, 03/15/23(a)	2,161	2,144,749
Cigna Corp. 3.00%, 07/15/23 (Call 05/16/23)(a)	15,518	15,306,490
3.75%, 07/15/23 (Call 06/15/23)(a)	4,458	4,417,878
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)	3,973	3,934,581
GlaxoSmithKline Capital PLC, 0.53%, 10/01/23 (Call 12/01/22)	6,765	6,503,059
Johnson & Johnson 2.05%, 03/01/23 (Call 01/01/23)(a)	1,886	1,870,591
3.38%, 12/05/23(a)	4,617	4,558,780
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)(a)	1,812	1,799,298
Merck & Co. Inc., 2.80%, 05/18/23(a)	6,778	6,707,170
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	6,953	6,821,936
Pfizer Inc. 3.00%, 06/15/23(a)	3,875	3,850,781
3.20%, 09/15/23 (Call 08/15/23)(a)	5,048	4,978,035
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	4,387	4,350,062
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	5,103	4,991,397
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	2,638	2,611,910
Zoetis Inc., 3.25%, 02/01/23 (Call 12/01/22)(a)	5,480	5,454,737

		123,945,147

Pipelines — 4.0%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)(a)	788	788,000

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 12/15/22)(a)	$135	$134,205
Enbridge Inc. 0.55%, 10/04/23(a)	3,370	3,221,821
4.00%, 10/01/23 (Call 07/01/23)(a)	5,220	5,149,269
Energy Transfer LP 3.45%, 01/15/23 (Call 12/01/22)(a)	989	984,807
3.60%, 02/01/23 (Call 12/01/22)	2,471	2,459,460
4.25%, 03/15/23 (Call 12/15/22)	4,053	4,034,316
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	3,273	3,234,771
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	4,908	4,846,650
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)(a)	5,308	5,275,621
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 12/01/22)(a)	2,340	2,328,160
3.50%, 09/01/23 (Call 06/01/23)	6,615	6,523,118
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)(a)	3,337	3,322,084
MPLX LP, 4.50%, 07/15/23 (Call 04/15/23)(a)	4,857	4,828,926
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)(a)	7,830	7,913,859
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)(a)	2,314	2,303,703
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/23 (Call 12/01/22)(a)	1,299	1,290,440
3.85%, 10/15/23 (Call 07/15/23)(a)	5,809	5,713,035
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)(a)	4,317	4,317,086
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)(a)	4,610	4,536,286
Williams Companies Inc. (The), 4.50%, 11/15/23 (Call 08/15/23)(a)	5,147	5,100,162

		78,305,779

Real Estate Investment Trusts — 1.6%
American Tower Corp. 3.00%, 06/15/23	2,982	2,939,387
3.50%, 01/31/23	3,933	3,919,746
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)(a)	3,876	3,839,914
Boston Properties LP, 3.13%, 09/01/23 (Call 06/01/23)(a)	2,902	2,843,031
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 12/01/22)(a)	1,345	1,335,222
Crown Castle Inc., 3.15%, 07/15/23 (Call 06/15/23)	3,669	3,612,351
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)(a)	1,273	1,260,868
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	3,390	3,345,862
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)(a)	3,420	3,381,149
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)(a)	1,731	1,713,915
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)(a)	1,623	1,599,856
Simon Property Group LP, 2.75%, 06/01/23 (Call 03/01/23)(a)	2,483	2,447,121

		32,238,422

Retail — 2.3%
AutoZone Inc. 2.88%, 01/15/23 (Call 12/01/22)(a)	1,360	1,353,567
3.13%, 07/15/23 (Call 04/15/23)(a)	2,878	2,836,384
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)(a)	4,146	4,113,122
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)(a)	3,592	3,553,817
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)(a)	4,175	4,150,785

Security	Par (000)	Value

Retail (continued)
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)(a)	$1,546	$1,531,530
Starbucks Corp. 3.10%, 03/01/23 (Call 02/01/23)(a)	3,798	3,776,769
3.85%, 10/01/23 (Call 07/01/23)(a)	4,586	4,532,848
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	2,676	2,638,188
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 12/01/22)(a)	2,435	2,328,323
Walmart Inc. 2.55%, 04/11/23 (Call 01/11/23)(a)	7,122	7,050,780
3.40%, 06/26/23 (Call 05/26/23)(a)	7,600	7,541,404

		45,407,517

Semiconductors — 1.1%
Marvell Technology Inc., 4.20%, 06/22/23 (Call 05/22/23)(a)	2,050	2,033,354
Microchip Technology Inc. 2.67%, 09/01/23	5,643	5,500,401
4.33%, 06/01/23 (Call 05/01/23)(a)	4,433	4,404,673
NVIDIA Corp., 0.31%, 06/15/23 (Call 12/01/22)	2,010	1,954,785
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)	4,377	4,352,357
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 11/16/22)	2,555	2,480,650
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)	1,099	1,086,274

		21,812,494

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 11/14/22)	1,945	1,872,704

Software — 3.4%
Adobe Inc., 1.70%, 02/01/23	2,567	2,547,927
Fidelity National Information Services Inc., 0.38%, 03/01/23	3,080	3,033,769
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)(a)	6,476	6,381,774
Intuit Inc., 0.65%, 07/15/23(a)	2,892	2,806,570
Microsoft Corp. 2.00%, 08/08/23 (Call 06/08/23)(a)	6,469	6,348,806
2.38%, 05/01/23 (Call 02/01/23)(a)	3,758	3,718,165
3.63%, 12/15/23 (Call 09/15/23)(a)	8,468	8,387,554
Oracle Corp. 2.40%, 09/15/23 (Call 07/15/23)(a)	11,993	11,697,493
2.63%, 02/15/23 (Call 01/15/23)	4,330	4,301,985
3.63%, 07/15/23(a)	4,527	4,478,697
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)(a)	4,188	4,131,672
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	5,096	5,063,539
VMware Inc., 0.60%, 08/15/23	4,958	4,773,463

		67,671,414

Telecommunications — 0.9%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	4,698	4,636,691
Cisco Systems Inc. 2.20%, 09/20/23 (Call 07/20/23)(a)	4,864	4,755,241
2.60%, 02/28/23(a)	1,692	1,679,716
Rogers Communications Inc. 3.00%, 03/15/23 (Call 12/15/22)	1,866	1,850,792
4.10%, 10/01/23 (Call 07/01/23)	4,995	4,931,764
Vodafone Group PLC, 2.95%, 02/19/23(a)	510	506,343

		18,360,547

Transportation — 1.4%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)(a)	2,952	2,930,746

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.85%, 09/01/23 (Call 06/01/23)(a)	$4,193	$4,149,057
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)(a)	772	770,510
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	989	976,984
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 12/01/22)	2,596	2,577,776
Ryder System Inc. 3.40%, 03/01/23 (Call 02/01/23)(a)	1,702	1,690,767
3.75%, 06/09/23 (Call 05/09/23)(a)	2,026	2,004,383
3.88%, 12/01/23 (Call 11/01/23)	3,138	3,088,765
Union Pacific Corp. 2.75%, 04/15/23 (Call 01/15/23)(a)	1,625	1,607,092
2.95%, 01/15/23 (Call 12/01/22)(a)	1,103	1,099,525
3.50%, 06/08/23 (Call 05/08/23)(a)	2,263	2,243,742
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)(a)	4,194	4,151,221

		27,290,568

Total Long-Term Investments — 95.9% (Cost: $1,929,869,198)		1,894,685,059

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 18.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(b)(c)(d)	293,062	$293,003,583
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(b)(c)	66,380	66,380,000

Total Short-Term Securities — 18.2% (Cost: $359,404,717)		359,383,583

Total Investments — 114.1% (Cost: $2,289,273,915)		2,254,068,642

Liabilities in Excess of Other Assets — (14.1)%		(277,721,898)

Net Assets — 100.0%		$1,976,346,744

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$63,852,862	$229,247,570	(a)	$—	$(48,478)	$(48,371)	$293,003,583	293,062	$379,129	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	45,305,000	21,075,000	(a)	—	—	—	66,380,000	66,380	316,829		—

					$(48,478)	$(48,371)	$359,383,583		$695,958		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,894,685,059	$—	$1,894,685,059
Money Market Funds	359,383,583	—	—	359,383,583

	$359,383,583	$1,894,685,059	$—	$2,254,068,642

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$4,224	$4,075,569
WPP Finance 2010, 3.75%, 09/19/24	3,477	3,340,458

		7,416,027

Aerospace & Defense — 1.4%
Boeing Co. (The) 1.43%, 02/04/24 (Call 11/14/22)	10,585	10,040,190
1.95%, 02/01/24	3,513	3,350,418
2.80%, 03/01/24 (Call 02/01/24)(a)	1,391	1,337,127
2.85%, 10/30/24 (Call 07/30/24)(a)	1,396	1,317,559
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)	2,965	2,811,176
L3Harris Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	1,458	1,425,282
Raytheon Technologies Corp., 3.20%, 03/15/24 (Call 01/15/24)	5,005	4,872,568
Teledyne Technologies Inc., 0.95%, 04/01/24 (Call 12/01/22)	3,185	2,981,701

		28,136,021

Agriculture — 1.4%
Altria Group Inc. 3.80%, 02/14/24 (Call 01/14/24)(a)	1,644	1,608,210
4.00%, 01/31/24(a)	3,420	3,364,562
BAT Capital Corp. 2.79%, 09/06/24 (Call 08/06/24)	4,309	4,074,720
3.22%, 08/15/24 (Call 06/15/24)	10,677	10,198,884
Philip Morris International Inc. 2.88%, 05/01/24 (Call 04/01/24)	4,771	4,607,402
3.25%, 11/10/24(a)	3,481	3,351,611

		27,205,389

Airlines — 0.1%
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	544	508,595
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	20	19,188
United Airlines Pass Through Trust, Series 2012-1 A, Class A, 4.15%, 10/11/25	2,082	1,980,284

		2,508,067

Auto Manufacturers — 3.6%
American Honda Finance Corp. 0.55%, 07/12/24(a)	3,622	3,357,594
0.75%, 08/09/24	3,675	3,409,922
2.15%, 09/10/24	3,117	2,956,817
2.40%, 06/27/24	2,313	2,214,004
2.90%, 02/16/24	2,453	2,385,224
3.55%, 01/12/24	2,919	2,866,370
General Motors Financial Co. Inc. 1.05%, 03/08/24	3,460	3,245,549
1.20%, 10/15/24	3,525	3,220,546
3.50%, 11/07/24 (Call 09/07/24)(a)	3,227	3,077,977
3.95%, 04/13/24 (Call 02/13/24)	4,184	4,070,237
5.10%, 01/17/24 (Call 12/17/23)	5,302	5,254,918
PACCAR Financial Corp. 0.35%, 02/02/24(a)	2,073	1,961,203
0.50%, 08/09/24	1,435	1,326,557
0.90%, 11/08/24	2,365	2,181,996
2.15%, 08/15/24	1,994	1,893,483
3.15%, 06/13/24	2,365	2,300,980

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp. 0.68%, 03/25/24 (Call 02/25/24)(a)	$5,105	$4,807,736
2.36%, 07/02/24	1,765	1,692,829
Toyota Motor Credit Corp. 0.45%, 01/11/24	3,299	3,127,815
0.50%, 06/18/24	3,295	3,065,108
0.63%, 09/13/24	3,920	3,619,062
2.00%, 10/07/24	2,022	1,910,527
2.50%, 03/22/24	1,100	1,063,601
2.90%, 04/17/24(a)	3,165	3,072,012
3.35%, 01/08/24(a)	1,684	1,655,439
4.40%, 09/20/24	605	599,089

		70,336,595

Auto Parts & Equipment — 0.3%
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	5,044	4,921,834

Banks — 25.8%
Banco Santander SA 2.71%, 06/27/24	6,850	6,506,746
3.89%, 05/24/24	6,910	6,696,965
Bank of America Corp. 4.00%, 04/01/24(a)	8,695	8,571,966
4.13%, 01/22/24	9,914	9,799,295
4.20%, 08/26/24	12,330	12,058,863
Bank of Montreal 0.63%, 07/09/24(a)	5,340	4,935,922
2.15%, 03/08/24(a)	759	727,183
2.50%, 06/28/24(a)	4,894	4,673,672
Series E, 3.30%, 02/05/24(a)	8,092	7,895,283
Series H, 4.25%, 09/14/24	1,525	1,493,112
Bank of New York Mellon Corp. (The) 0.50%, 04/26/24 (Call 03/26/24)	2,275	2,127,808
2.10%, 10/24/24	4,722	4,456,246
3.25%, 09/11/24 (Call 08/11/24)	2,884	2,795,144
3.40%, 05/15/24 (Call 04/15/24)(a)	1,504	1,466,325
Series 12, 3.65%, 02/04/24 (Call 01/05/24)(a)	3,033	2,981,560
Series J, 0.85%, 10/25/24 (Call 09/25/24)	2,835	2,607,888
Bank of Nova Scotia (The) 0.65%, 07/31/24	4,245	3,906,758
0.70%, 04/15/24	4,920	4,593,952
2.44%, 03/11/24	3,353	3,227,732
3.40%, 02/11/24	5,080	4,963,617
Barclays Bank PLC, 3.75%, 05/15/24(a)	3,390	3,305,453
Barclays PLC, 4.38%, 09/11/24	5,554	5,278,522
BNP Paribas SA, 4.25%, 10/15/24	4,225	4,069,097
BPCE SA, 4.00%, 04/15/24	6,682	6,504,058
Canadian Imperial Bank of Commerce 1.00%, 10/18/24(a)	3,630	3,332,703
3.10%, 04/02/24(a)	5,024	4,869,964
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)(a)	10,341	10,184,437
Citigroup Inc. 3.75%, 06/16/24(a)	3,411	3,336,879
4.00%, 08/05/24(a)	2,746	2,677,487
Comerica Bank, 2.50%, 07/23/24	3,145	2,994,292
Cooperatieve Rabobank UA/NY 0.38%, 01/12/24(a)	2,310	2,182,627
3.88%, 08/22/24	505	493,683
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 12/28/22)	275	254,568

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Credit Suisse AG/New York NY 0.50%, 02/02/24	$5,314	$4,852,160
3.63%, 09/09/24	12,008	11,163,357
4.75%, 08/09/24	3,820	3,626,823
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	3,158	3,051,860
Deutsche Bank AG/New York NY 0.90%, 05/28/24	5,445	4,997,857
3.70%, 05/30/24(a)	2,873	2,748,226
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	3,569	3,351,469
Fifth Third Bancorp. 3.65%, 01/25/24 (Call 12/25/23)	7,851	7,689,505
4.30%, 01/16/24 (Call 12/16/23)	3,590	3,537,550
Goldman Sachs Group Inc. (The) 3.00%, 03/15/24	8,828	8,536,588
3.63%, 02/20/24 (Call 01/20/24)(a)	5,978	5,844,870
3.85%, 07/08/24 (Call 04/08/24)(a)	8,291	8,103,706
4.00%, 03/03/24	11,864	11,648,075
5.70%, 11/01/24	2,000	1,999,760
HSBC Holdings PLC, 4.25%, 03/14/24(a)	8,478	8,202,211
HSBC USA Inc. 3.50%, 06/23/24(a)	3,235	3,117,796
3.75%, 05/24/24	4,485	4,356,191
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	4,465	4,265,147
ING Groep NV, 3.55%, 04/09/24(a)	5,607	5,444,061
Intesa Sanpaolo SpA, 5.25%, 01/12/24	1,360	1,339,437
JPMorgan Chase & Co. 3.63%, 05/13/24(a)	8,317	8,151,741
3.88%, 02/01/24(a)	6,524	6,443,102
3.88%, 09/10/24	12,432	12,111,006
Lloyds Banking Group PLC 3.90%, 03/12/24	5,507	5,363,488
4.50%, 11/04/24(a)	4,262	4,106,096
M&T Bank Corp., 4.00%, 07/15/24 (Call 04/16/24)(a)	1,709	1,674,547
Mitsubishi UFJ Financial Group Inc. 2.80%, 07/18/24(a)	4,759	4,533,273
3.41%, 03/07/24	7,176	6,978,445
Morgan Stanley 3.70%, 10/23/24(a)	13,302	12,897,619
Series F, 3.88%, 04/29/24(a)	13,567	13,292,811
National Bank of Canada, 0.75%, 08/06/24	3,160	2,903,819
NatWest Group PLC, 5.13%, 05/28/24(a)	3,765	3,679,045
PNC Bank NA 3.30%, 10/30/24 (Call 09/30/24)	1,384	1,330,813
2.50%, 08/27/24 (Call 07/27/24)	2,647	2,522,512
PNC Financial Services Group Inc. (The) 2.20%, 11/01/24 (Call 10/02/24)	2,923	2,755,921
3.50%, 01/23/24(a)	5,761	5,657,705
3.90%, 04/29/24 (Call 03/29/24)	3,223	3,154,060
Royal Bank of Canada 0.43%, 01/19/24(a)	2,716	2,562,655
0.65%, 07/29/24	3,730	3,442,976
0.75%, 10/07/24(a)	3,955	3,619,695
2.25%, 11/01/24	6,313	5,937,945
2.55%, 07/16/24(a)	5,439	5,189,132
3.97%, 07/26/24(a)	6,435	6,288,089
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)	5,043	4,835,077

Security	Par (000)	Value

Banks (continued)
Santander UK PLC 2.88%, 06/18/24(a)	$1,365	$1,307,888
4.00%, 03/13/24(a)	5,715	5,597,785
Sumitomo Mitsui Banking Corp. 3.40%, 07/11/24(a)	932	904,226
3.95%, 01/10/24	2,000	1,964,220
Sumitomo Mitsui Financial Group Inc. 0.51%, 01/12/24	1,850	1,742,774
2.45%, 09/27/24(a)	4,353	4,099,133
2.70%, 07/16/24(a)	8,342	7,942,668
Toronto-Dominion Bank (The) 0.55%, 03/04/24	3,295	3,089,458
0.70%, 09/10/24	3,755	3,443,297
1.25%, 12/13/24	3,020	2,772,692
2.35%, 03/08/24	3,545	3,408,269
2.65%, 06/12/24	6,272	6,014,284
3.25%, 03/11/24	5,055	4,919,172
4.29%, 09/13/24	2,030	1,989,116
Truist Bank 2.15%, 12/06/24	4,808	4,500,721
3.20%, 04/01/24 (Call 03/01/24)	5,416	5,258,340
Truist Financial Corp. 2.50%, 08/01/24 (Call 07/01/24)	4,295	4,095,583
2.85%, 10/26/24 (Call 09/26/24)	3,793	3,618,750
U.S. Bancorp. 2.40%, 07/30/24(a)	5,612	5,363,725
3.38%, 02/05/24 (Call 01/05/24)	5,695	5,578,993
3.60%, 09/11/24 (Call 08/11/24)(a)	4,291	4,176,001
3.70%, 01/30/24 (Call 12/29/23)(a)	2,726	2,684,292
Wells Fargo & Co. 3.30%, 09/09/24(a)	9,581	9,258,408
3.75%, 01/24/24 (Call 12/22/23)	12,982	12,766,239
4.48%, 01/16/24(a)	3,000	2,972,100
Westpac Banking Corp. 1.02%, 11/18/24	5,140	4,740,828
3.30%, 02/26/24(a)	6,258	6,138,535

		503,625,525

Beverages — 1.0%
Coca-Cola Co. (The), 1.75%, 09/06/24	3,368	3,207,043
Constellation Brands Inc. 3.60%, 05/09/24(a)	2,760	2,702,758
4.75%, 11/15/24(a)	2,131	2,112,354
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)(a)	2,262	2,136,142
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 12/01/22)	4,645	4,376,240
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)	4,847	4,785,492

		19,320,029

Biotechnology — 0.6%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)(a)	5,946	5,827,080
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)(a)	6,961	6,835,632

		12,662,712

Building Materials — 0.3%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(b)	2,290	2,225,811
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)(a)	1,801	1,773,337
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	2,119	2,065,538

		6,064,686

Chemicals — 1.1%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)(a)	1,440	1,404,418

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC 3.50%, 05/08/24 (Call 04/08/24)(a)	$2,285	$2,189,418
5.90%, 07/05/24	7,705	7,571,858
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)(a)	1,732	1,701,846
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	2,900	2,907,511
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	1,060	1,009,003
Sherwin-Williams Co. (The) 3.13%, 06/01/24 (Call 04/01/24)	3,123	3,024,469
4.05%, 08/08/24	1,025	1,005,956
Westlake Corp., 0.88%, 08/15/24 (Call 12/01/22)	1,205	1,119,939

		21,934,418

Commercial Services — 0.9%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)(a)	3,407	3,216,515
Global Payments Inc., 1.50%, 11/15/24 (Call 10/15/24)	965	883,969
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	2,065	1,961,110
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	3,912	3,893,614
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	6,578	6,264,492
Quanta Services Inc., 0.95%, 10/01/24 (Call 12/01/22)	1,965	1,785,969

		18,005,669

Computers — 3.0%
Apple Inc. 1.80%, 09/11/24 (Call 08/11/24)	2,927	2,779,157
2.85%, 05/11/24 (Call 03/11/24)	6,465	6,289,023
3.00%, 02/09/24 (Call 12/09/23)	5,445	5,334,194
3.45%, 05/06/24	9,176	9,011,291
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)	5,307	5,179,207
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	2,317	2,206,410
Hewlett Packard Enterprise Co., 1.45%, 04/01/24 (Call 03/01/24)(a)	5,757	5,449,403
International Business Machines Corp. 3.00%, 05/15/24	11,731	11,385,287
3.63%, 02/12/24	8,175	8,034,554
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	2,545	2,456,689

		58,125,215

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 3.25%, 03/15/24(a)	1,477	1,452,009
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	2,126	2,012,876
GSK Consumer Healthcare Capital U.S. LLC, 3.02%, 03/24/24	2,690	2,595,327
Unilever Capital Corp. 0.63%, 08/12/24 (Call 12/01/22)	2,075	1,928,713
2.60%, 05/05/24 (Call 03/05/24)(a)	4,504	4,354,647
3.25%, 03/07/24 (Call 02/07/24)	2,414	2,364,875

		14,708,447

Diversified Financial Services — 7.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65%, 10/29/24 (Call 09/29/24)(a)	12,120	11,016,838
2.88%, 08/14/24 (Call 07/14/24)(a)	2,751	2,574,166
3.15%, 02/15/24 (Call 01/15/24)	4,075	3,906,621
4.88%, 01/16/24 (Call 12/16/23)	3,603	3,536,381
Series 3NC1, 1.75%, 10/29/24 (Call 12/01/22)	4,479	4,059,810
Affiliated Managers Group Inc., 4.25%, 02/15/24(a)	975	963,602
Air Lease Corp. 0.70%, 02/15/24 (Call 01/15/24)	2,882	2,689,281
0.80%, 08/18/24 (Call 07/18/24)(a)	1,400	1,271,900
4.25%, 02/01/24 (Call 01/01/24)	3,661	3,579,067

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 09/15/24 (Call 06/15/24)	$2,944	$2,864,806
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)	2,577	2,456,963
Ally Financial Inc. 3.88%, 05/21/24 (Call 04/21/24)	4,056	3,914,608
5.13%, 09/30/24	3,058	3,014,057
American Express Co. 2.50%, 07/30/24(a)	7,317	6,955,760
3.00%, 10/30/24 (Call 09/29/24)(a)	6,770	6,469,006
3.38%, 05/03/24	4,975	4,825,551
3.40%, 02/22/24 (Call 01/22/24)	6,050	5,901,291
3.63%, 12/05/24 (Call 11/04/24)	2,541	2,456,410
Ameriprise Financial Inc., 3.70%, 10/15/24	3,072	2,982,420
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	1,745	1,655,621
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	4,517	4,424,401
Capital One Financial Corp. 3.30%, 10/30/24 (Call 09/30/24)(a)	7,095	6,762,457
3.75%, 04/24/24 (Call 03/24/24)(a)	3,417	3,325,595
3.90%, 01/29/24 (Call 12/29/23)(a)	5,539	5,430,159
Charles Schwab Corp. (The) 0.75%, 03/18/24 (Call 02/18/24)	6,095	5,750,998
3.55%, 02/01/24 (Call 01/01/24)	2,651	2,603,017
3.75%, 04/01/24 (Call 03/02/24)	2,225	2,186,975
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 12/07/22)	1,533	1,430,243
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	2,462	2,373,565
Invesco Finance PLC, 4.00%, 01/30/24	3,039	2,984,116
Mastercard Inc., 3.38%, 04/01/24(a)	5,821	5,711,798
ORIX Corp. 3.25%, 12/04/24(a)	2,715	2,596,083
4.05%, 01/16/24(a)	1,682	1,657,005
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(a)	2,240	2,132,570
Stifel Financial Corp., 4.25%, 07/18/24(a)	2,588	2,529,252
Synchrony Financial 4.25%, 08/15/24 (Call 05/15/24)(a)	4,953	4,782,221
4.38%, 03/19/24 (Call 02/19/24)(a)	4,155	4,062,260

		137,836,874

Electric — 6.0%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	2,583	2,446,385
American Electric Power Co. Inc., 2.03%, 03/15/24	3,850	3,674,363
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	3,097	2,945,557
Black Hills Corp., 1.04%, 08/23/24 (Call 11/16/22)(a)	2,650	2,450,614
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)	2,372	2,245,833
Dominion Energy Inc., 3.07%, 08/15/24(b)	3,509	3,347,726
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	2,512	2,464,121
DTE Energy Co. 4.22%, 01/11/24(b)	2,990	2,919,585
Series C, 2.53%, 10/01/24(b)	2,696	2,553,355
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)(a)	4,601	4,514,455
Edison International, 3.55%, 11/15/24 (Call 10/15/24)(a)	2,607	2,500,269
Emera U.S. Finance LP, 0.83%, 06/15/24	1,850	1,703,850
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	1,264	1,230,453
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	1,315	1,290,291
Entergy Louisiana LLC 0.95%, 10/01/24 (Call 12/01/22)	4,200	3,875,340
5.40%, 11/01/24	1,300	1,304,836
5.59%, 10/01/24(a)	770	774,658
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	4,237	3,991,890
Eversource Energy 4.20%, 06/27/24	3,660	3,592,766

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series L, 2.90%, 10/01/24 (Call 08/01/24)	$2,585	$2,469,140
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)(a)	2,364	2,305,893
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)(a)	2,480	2,336,929
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	2,305	2,210,518
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	2,164	2,064,348
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	2,258	2,189,831
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)(a)	3,110	3,019,095
National Rural Utilities Cooperative Finance Corp. 0.35%, 02/08/24	1,455	1,370,872
2.95%, 02/07/24 (Call 12/07/23)	2,464	2,401,094
Series D, 1.00%, 10/18/24	2,154	1,982,391
NextEra Energy Capital Holdings Inc. 2.94%, 03/21/24 (Call 12/01/22)	4,270	4,137,118
4.20%, 06/20/24	2,150	2,115,363
4.26%, 09/01/24	3,879	3,801,071
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	2,316	2,232,531
Pacific Gas and Electric Co. 3.25%, 02/16/24 (Call 02/16/23)(a)	3,535	3,416,012
3.40%, 08/15/24 (Call 05/15/24)	706	668,413
3.75%, 02/15/24 (Call 11/15/23)	1,815	1,760,568
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)(a)	1,054	1,033,879
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	1,625	1,592,809
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)(a)	3,905	3,752,549
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)(a)	2,874	2,705,037
Series K, 0.98%, 08/01/24	2,015	1,868,570
Southern Co. (The)
4.48%, 08/01/24(b)	2,485	2,438,829
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	2,905	2,736,278
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	1,655	1,608,892
Tampa Electric Co., 3.88%, 07/12/24	1,785	1,738,858
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	1,902	1,853,176
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)(a)	1,447	1,414,905
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)(a)	3,135	2,947,402
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	1,701	1,601,151

		117,599,869

Electronics — 1.0%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)(a)	2,294	2,188,522
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)(a)	1,910	1,856,959
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	2,452	2,341,071
Honeywell International Inc., 2.30%, 08/15/24 (Call 07/15/24)(a)	4,823	4,618,842
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	2,107	2,063,322
TD SYNNEX Corp., 1.25%, 08/09/24 (Call 11/14/22)	2,990	2,749,335
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	1,883	1,850,481
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)(a)	898	872,102

		18,540,634

Security	Par (000)	Value

Entertainment — 0.4%
Magallanes Inc. 3.43%, 03/15/24(c)	$6,485	$6,257,765
3.53%, 03/15/24 (Call 03/15/23)(a)(c)	1,345	1,297,710

		7,555,475

Environmental Control — 0.2%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)(a)	4,869	4,637,284

Food — 1.2%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)(a)	5,358	5,268,521
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)(a)	2,361	2,327,852
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)(a)	1,108	1,048,933
Hormel Foods Corp., 0.65%, 06/03/24 (Call 12/01/22)(a)	1,780	1,662,805
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	2,357	2,322,069
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	3,889	3,743,124
Mondelez International Inc., 2.13%, 03/17/24	2,505	2,402,821
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)(a)	4,878	4,761,513

		23,537,638

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	1,193	1,164,261
Georgia-Pacific LLC, 8.00%, 01/15/24	2,995	3,093,206

		4,257,467

Gas — 0.5%
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	509	491,511
Series A, 2.50%, 11/15/24 (Call 10/15/24)	3,463	3,276,067
ONE Gas Inc. 1.10%, 03/11/24 (Call 11/16/22)(a)	2,632	2,490,293
3.61%, 02/01/24 (Call 11/01/23)	770	754,516
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	2,050	1,977,717

		8,990,104

Health Care - Products — 1.5%
Baxter International Inc., 1.32%, 11/29/24(a)	5,678	5,225,861
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)(a)	2,577	2,521,491
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	3,581	3,380,070
PerkinElmer Inc., 0.85%, 09/15/24 (Call 12/01/22)(a)	640	591,053
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	3,051	2,971,003
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 12/01/22)(a)	10,405	9,687,783
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24(a)	4,575	4,220,163

		28,597,424

Health Care - Services — 2.2%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	4,168	4,027,914
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	2,018	1,917,261
Elevance Health Inc. 3.35%, 12/01/24 (Call 10/01/24)(a)	4,224	4,066,740
3.50%, 08/15/24 (Call 05/15/24)	3,712	3,607,062
HCA Inc., 5.00%, 03/15/24(a)	8,432	8,360,075
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)(a)	3,281	3,197,827
Laboratory Corp. of America Holdings 2.30%, 12/01/24 (Call 11/01/24)(a)	2,493	2,340,030
3.25%, 09/01/24 (Call 07/01/24)(a)	2,901	2,793,054
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	1,173	1,156,871
UnitedHealth Group Inc. 0.55%, 05/15/24 (Call 11/14/22)	420	393,023
2.38%, 08/15/24	3,849	3,681,915
3.50%, 02/15/24	3,889	3,825,337

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.00%, 10/15/24	$4,065	$4,066,504

		43,433,613

Holding Companies - Diversified — 1.0%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	4,441	4,270,910
Blackstone Private Credit Fund 1.75%, 09/15/24(a)	2,460	2,247,530
2.35%, 11/22/24	1,120	1,025,281
FS KKR Capital Corp. 1.65%, 10/12/24	2,230	2,022,075
4.63%, 07/15/24 (Call 06/15/24)	2,173	2,089,731
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)(a)	2,760	2,626,223
Main Street Capital Corp., 5.20%, 05/01/24	2,625	2,555,700
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)(a)	1,950	1,914,295
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	1,530	1,452,245

		20,203,990

Home Builders — 0.4%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	3,229	3,044,107
Lennar Corp. 4.50%, 04/30/24	3,367	3,312,825
5.88%, 11/15/24 (Call 05/15/24)	2,405	2,407,814

		8,764,746

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)(a)	350	337,936
Whirlpool Corp., 4.00%, 03/01/24(a)	1,210	1,188,994

		1,526,930

Household Products & Wares — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 12/01/22)	1,340	1,239,889

Insurance — 1.5%
American International Group Inc., 4.13%, 02/15/24	2,649	2,613,159
Aon Global Ltd., 3.50%, 06/14/24	3,321	3,230,636
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	1,519	1,510,843
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	2,315	2,257,171
Chubb INA Holdings Inc., 3.35%, 05/15/24	1,760	1,711,424
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)(a)	2,643	2,580,731
First American Financial Corp., 4.60%, 11/15/24	345	334,571
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)(a)	2,693	2,618,000
3.88%, 03/15/24 (Call 02/15/24)	4,489	4,409,679
MetLife Inc., 3.60%, 04/10/24(a)	5,069	4,957,279
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	1,181	1,169,025
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	2,842	2,750,033

		30,142,551

Internet — 2.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)(a)	7,607	7,215,316
Alphabet Inc., 3.38%, 02/25/24(a)	4,225	4,162,597
Amazon.com Inc. 0.45%, 05/12/24	8,310	7,791,622
2.73%, 04/13/24	5,225	5,087,426
2.80%, 08/22/24 (Call 06/22/24)(a)	7,895	7,633,912
3.80%, 12/05/24 (Call 09/05/24)(a)	5,093	5,006,775
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)(a)	2,545	2,487,279
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)(a)	4,115	4,001,220
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	2,483	2,338,465

		45,724,612

Security	Par (000)	Value

Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	$2,379	$2,256,077

Leisure Time — 0.1%
Brunswick Corp., 0.85%, 08/18/24 (Call 12/01/22)	2,075	1,899,455

Lodging — 0.4%
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 12/01/22)	3,525	3,290,693
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)(a)	3,626	3,543,037

		6,833,730

Machinery — 2.2%
Caterpillar Financial Services Corp. 0.45%, 05/17/24(a)	2,545	2,376,699
0.60%, 09/13/24(a)	2,650	2,448,997
0.95%, 01/10/24	1,927	1,840,439
2.15%, 11/08/24	4,071	3,859,023
2.85%, 05/17/24	1,844	1,788,846
3.25%, 12/01/24(a)	2,486	2,407,716
3.30%, 06/09/24	1,524	1,486,403
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	3,629	3,549,053
CNH Industrial Capital LLC, 4.20%, 01/15/24	2,511	2,471,176
John Deere Capital Corp. 0.45%, 01/17/24(a)	3,140	2,982,592
0.45%, 06/07/24	2,230	2,080,701
0.63%, 09/10/24	1,990	1,843,815
0.90%, 01/10/24	205	195,834
2.60%, 03/07/24	2,605	2,528,700
2.65%, 06/24/24(a)	2,610	2,518,493
3.35%, 06/12/24	2,380	2,324,475
3.45%, 01/10/24	1,292	1,272,052
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	4,318	4,234,576

		42,209,590

Manufacturing — 1.3%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)(a)	5,362	5,246,610
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	2,290	2,194,049
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	3,748	3,683,909
Parker-Hannifin Corp. 2.70%, 06/14/24 (Call 05/14/24)(a)	3,032	2,905,262
3.30%, 11/21/24 (Call 08/21/24)	1,816	1,751,877
3.65%, 06/15/24(a)	5,920	5,760,101
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	1,871	1,846,864
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)(a)	2,304	2,223,844

		25,612,516

Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	5,841	5,750,932
Comcast Corp., 3.70%, 04/15/24 (Call 03/15/24)	11,106	10,899,873
Discovery Communications LLC 3.80%, 03/13/24 (Call 01/13/24)	1,724	1,675,866
3.90%, 11/15/24 (Call 08/15/24)(a)	2,251	2,158,574
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	6,079	5,974,684
Walt Disney Co. (The) 1.75%, 08/30/24 (Call 07/30/24)	6,707	6,338,048
3.70%, 09/15/24 (Call 06/15/24)	3,736	3,647,980

		36,445,957

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	821	797,897

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 0.3%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	$2,861	$2,811,218
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	3,511	3,510,930

		6,322,148

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	2,480	2,453,489

Oil & Gas — 2.6%
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)(a)	2,606	2,544,029
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	5,433	5,306,900
Chevron USA Inc., 3.90%, 11/15/24 (Call 08/15/24)(a)	3,682	3,615,614
ConocoPhillips Co. 2.13%, 03/08/24 (Call 12/01/22)	1,385	1,333,727
3.35%, 11/15/24 (Call 08/15/24)(a)	600	583,758
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)(a)	4,665	4,503,638
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)	2,287	2,285,216
Exxon Mobil Corp. 2.02%, 08/16/24 (Call 07/16/24)(a)	5,368	5,115,704
3.18%, 03/15/24 (Call 12/15/23)(a)	3,743	3,666,044
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	1,306	1,259,441
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	3,671	3,547,030
Phillips 66, 0.90%, 02/15/24 (Call 12/01/22)(a)	1,880	1,780,059
Phillips 66 Co., 2.45%, 12/15/24 (Call 11/15/24)(c)	992	927,451
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)(a)	5,125	4,860,345
TotalEnergies Capital International SA 3.70%, 01/15/24	4,587	4,514,204
3.75%, 04/10/24(a)	5,789	5,705,928

		51,549,088

Packaging & Containers — 0.4%
Berry Global Inc., 0.95%, 02/15/24 (Call 01/15/24)	3,644	3,430,607
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	1,701	1,646,993
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)(a)	2,949	2,803,939

		7,881,539

Pharmaceuticals — 5.0%
AbbVie Inc. 2.60%, 11/21/24 (Call 10/21/24)	15,173	14,424,212
3.85%, 06/15/24 (Call 03/15/24)	4,409	4,318,792
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	2,228	2,167,666
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 12/01/22)	6,884	6,431,102
Becton Dickinson and Co. 3.36%, 06/06/24 (Call 04/06/24)	4,800	4,659,456
3.73%, 12/15/24 (Call 09/15/24)	3,434	3,335,788
Bristol-Myers Squibb Co. 2.90%, 07/26/24 (Call 06/26/24)	10,544	10,202,691
3.63%, 05/15/24 (Call 02/15/24)(a)	1,950	1,913,262
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)	3,899	3,752,982
3.50%, 11/15/24 (Call 08/15/24)(a)	1,832	1,763,556
Cigna Corp. 0.61%, 03/15/24 (Call 12/01/22)(a)	2,665	2,508,911
3.50%, 06/15/24 (Call 03/17/24)	3,594	3,500,736
CVS Health Corp. 2.63%, 08/15/24 (Call 07/15/24)	4,866	4,660,655
3.38%, 08/12/24 (Call 05/12/24)	3,395	3,296,885
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)(a)	5,032	4,885,317

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	$4,333	$4,257,779
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)(a)	4,126	4,021,818
Novartis Capital Corp., 3.40%, 05/06/24(a)	8,987	8,813,191
Pfizer Inc. 2.95%, 03/15/24 (Call 02/15/24)(a)	2,948	2,879,518
3.40%, 05/15/24(a)	3,977	3,895,193
Wyeth LLC, 6.45%, 02/01/24	2,261	2,300,138

		97,989,648

Pipelines — 3.7%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	2,559	2,517,826
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	5,925	5,999,655
Enbridge Inc. 2.15%, 02/16/24	1,490	1,432,218
3.50%, 06/10/24 (Call 03/10/24)	2,621	2,540,955
Energy Transfer LP 3.90%, 05/15/24 (Call 02/15/24)	1,999	1,940,889
4.25%, 04/01/24 (Call 01/01/24)(a)	2,085	2,034,710
4.50%, 04/15/24 (Call 03/15/24)	2,617	2,570,967
4.90%, 02/01/24 (Call 11/01/23)	1,504	1,488,223
5.88%, 01/15/24 (Call 10/15/23)	3,836	3,842,866
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	5,062	4,967,999
Kinder Morgan Energy Partners LP 4.15%, 02/01/24 (Call 11/01/23)	2,789	2,741,977
4.25%, 09/01/24 (Call 06/01/24)	2,782	2,718,654
4.30%, 05/01/24 (Call 02/01/24)	2,616	2,568,650
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	5,276	5,190,687
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)(a)	2,628	2,494,681
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)(a)	3,235	3,097,707
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	8,615	8,606,557
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)(a)	4,023	3,987,839
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)	2,280	2,093,884
Williams Companies Inc. (The) 4.30%, 03/04/24 (Call 12/04/23)	5,394	5,311,364
4.55%, 06/24/24 (Call 03/24/24)	5,025	4,942,992

		73,091,300

Real Estate Investment Trusts — 3.6%
American Tower Corp. 0.60%, 01/15/24	2,007	1,897,237
3.38%, 05/15/24 (Call 04/15/24)	2,950	2,858,875
5.00%, 02/15/24(a)	4,492	4,469,001
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	1,462	1,412,687
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	3,366	3,280,335
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(a)	909	869,104
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)	2,160	2,082,586
Crown Castle Inc., 3.20%, 09/01/24 (Call 07/01/24)(a)	4,434	4,272,115
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	4,915	4,628,947
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	1,325	1,291,809
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)(a)	1,735	1,702,313
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24(a)	2,245	2,103,834
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	2,549	2,470,924
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)(a)	1,741	1,645,210

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)	$1,549	$1,491,548
Mid-America Apartments LP, 3.75%, 06/15/24	1,020	992,980
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	1,878	1,829,510
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)(a)	1,717	1,566,951
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)(a)	1,550	1,525,743
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)(a)	1,326	1,300,461
Realty Income Corp. 3.88%, 07/15/24 (Call 04/15/24)	1,910	1,867,732
4.60%, 02/06/24 (Call 11/06/23)(a)	2,972	2,950,899
Simon Property Group LP 2.00%, 09/13/24 (Call 06/13/24)(a)	4,350	4,088,521
3.38%, 10/01/24 (Call 07/01/24)(a)	3,873	3,727,762
3.75%, 02/01/24 (Call 11/01/23)	2,638	2,589,223
Ventas Realty LP 3.50%, 04/15/24 (Call 03/15/24)	1,965	1,906,875
3.75%, 05/01/24 (Call 02/01/24)	1,740	1,690,967
Welltower Inc. 3.63%, 03/15/24 (Call 02/15/24)	4,451	4,326,105
4.50%, 01/15/24 (Call 10/15/23)(a)	1,581	1,561,775
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)(a)	2,127	2,093,861

		70,495,890

Retail — 2.2%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	2,389	2,295,017
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)	2,489	2,410,646
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)(a)	4,927	4,785,743
Dollar General Corp., 4.25%, 09/20/24(a)	1,385	1,360,984
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)	6,271	6,202,333
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	2,805	2,708,031
McDonald’s Corp., 3.25%, 06/10/24(a)	3,875	3,773,320
Target Corp., 3.50%, 07/01/24(a)	6,196	6,063,901
Walmart Inc. 2.65%, 12/15/24 (Call 10/15/24)(a)	2,365	2,270,849
2.85%, 07/08/24 (Call 06/08/24)(a)	6,095	5,914,649
3.30%, 04/22/24 (Call 01/22/24)(a)	6,027	5,905,014

		43,690,487

Semiconductors — 2.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	5,232	5,125,006
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)	2,397	2,317,947
Intel Corp. 2.70%, 06/17/24 (Call 04/17/24)(a)	90	86,856
2.88%, 05/11/24 (Call 03/11/24)	6,424	6,232,629
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	2,085	2,075,055
Microchip Technology Inc. 0.97%, 02/15/24	6,755	6,356,995
0.98%, 09/01/24	3,630	3,331,469
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/23)	3,120	2,910,835
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)	5,163	5,104,606
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(a)(c)	2,720	2,493,152
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)(a)	4,578	4,437,822
Texas Instruments Inc., 2.63%, 05/15/24 (Call 03/15/24)	2,410	2,330,856
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	4,572	4,426,427

		47,229,655

Security	Par (000)	Value

Software — 2.7%
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	$915	$900,360
Fidelity National Information Services Inc., 0.60%, 03/01/24	4,310	4,050,495
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	8,147	7,792,605
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)(a)	8,287	8,107,752
Oracle Corp. 2.95%, 11/15/24 (Call 09/15/24)(a)	8,003	7,639,504
3.40%, 07/08/24 (Call 04/08/24)(a)	8,336	8,086,504
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	2,963	2,813,072
salesforce.com Inc., 0.63%, 07/15/24 (Call 12/01/22)	4,750	4,424,198
Take-Two Interactive Software Inc., 3.30%, 03/28/24	4,180	4,058,278
VMware Inc., 1.00%, 08/15/24 (Call 12/01/22)	5,530	5,101,867

		52,974,635

Telecommunications — 1.4%
AT&T Inc., 0.90%, 03/25/24 (Call 11/14/22)	6,957	6,571,860
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	3,225	3,037,466
Cisco Systems Inc., 3.63%, 03/04/24	5,009	4,933,815
Motorola Solutions Inc., 4.00%, 09/01/24(a)	307	299,389
Verizon Communications Inc. 0.75%, 03/22/24(a)	4,750	4,485,520
3.50%, 11/01/24 (Call 08/01/24)(a)	4,936	4,793,202
Vodafone Group PLC, 3.75%, 01/16/24(a)	2,560	2,528,410

		26,649,662

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	2,212	2,102,528

Transportation — 1.8%
Burlington Northern Santa Fe LLC 3.40%, 09/01/24 (Call 06/01/24)	3,419	3,317,490
3.75%, 04/01/24 (Call 01/01/24)(a)	2,416	2,373,720
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	1,605	1,534,187
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 12/02/22)(a)	6,435	5,941,886
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	3,329	3,235,655
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)(a)	2,550	2,512,184
Ryder System Inc. 2.50%, 09/01/24 (Call 08/01/24)	2,496	2,359,394
3.65%, 03/18/24 (Call 02/18/24)	3,005	2,933,691
Union Pacific Corp. 3.15%, 03/01/24 (Call 02/01/24)(a)	2,862	2,795,401
3.65%, 02/15/24 (Call 11/15/23)(a)	2,086	2,050,914
3.75%, 03/15/24 (Call 12/15/23)(a)	1,506	1,481,121
United Parcel Service Inc. 2.20%, 09/01/24 (Call 08/01/24)(a)	2,275	2,169,690
2.80%, 11/15/24 (Call 09/15/24)	1,618	1,551,047

		34,256,380

Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	1,933	1,903,251

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)(a)	1,500	1,471,530

Total Long-Term Investments — 98.9% (Cost: $2,023,569,658)		1,933,676,186

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	90,160	$90,141,694
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	8,885	8,885,000

Total Short-Term Securities — 5.1% (Cost: $99,018,777)		99,026,694

Total Investments — 104.0% (Cost: $2,122,588,435)		2,032,702,880

Liabilities in Excess of Other Assets — (4.0)%		(78,628,884)

Net Assets — 100.0%		$1,954,073,996

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$62,300,093	$27,881,784	(a)	$—	$(30,776)	$(9,407)	$90,141,694	90,160	$220,929	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,395,000	4,490,000	(a)	—	—	—	8,885,000	8,885	91,097		—

					$(30,776)	$(9,407)	$99,026,694		$312,026		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,933,676,186	$—	$1,933,676,186
Money Market Funds	99,026,694	—	—	99,026,694

	$99,026,694	$1,933,676,186	$—	$2,032,702,880

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.8%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$865	$789,174
4.88%, 05/01/25 (Call 04/01/25)	9,467	9,247,176
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	3,093	2,973,765
3.50%, 05/15/25 (Call 03/15/25)	2,757	2,670,927
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)(a)	2,272	2,181,688
Lockheed Martin Corp., 4.95%, 10/15/25(a)	100	100,093
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)(a)	4,577	4,363,117
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)(a)	4,690	4,549,628

		26,875,568

Agriculture — 1.1%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	2,507	2,314,262
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)	1,905	1,708,309
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)(a)	2,427	2,211,628
3.38%, 08/11/25 (Call 05/11/25)	2,303	2,186,077
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)(a)	7,450	7,190,963

		15,611,239

Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)(a)	4,004	3,986,102
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	584	535,446

		4,521,548

Apparel — 0.7%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)(a)	3,949	3,732,990
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,649	1,568,347
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	1,565	1,514,341
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)(a)	515	498,360
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)(a)	2,627	2,433,653

		9,747,691

Auto Manufacturers — 3.8%
American Honda Finance Corp.
1.00%, 09/10/25(a)	2,283	2,035,158
1.20%, 07/08/25(a)	2,160	1,948,622
1.50%, 01/13/25(a)	2,530	2,346,853
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)(a)	1,854	1,650,968
General Motors Co.
4.00%, 04/01/25(a)	1,245	1,193,507
6.13%, 10/01/25 (Call 09/01/25)	5,620	5,598,026
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	3,200	2,944,096
2.90%, 02/26/25 (Call 01/26/25)	3,576	3,337,123
3.80%, 04/07/25(a)	3,040	2,875,445
4.00%, 01/15/25 (Call 10/15/24)	2,415	2,322,554
4.30%, 07/13/25 (Call 04/13/25)	1,968	1,874,776
4.35%, 04/09/25 (Call 02/09/25)	2,633	2,526,206
6.05%, 10/10/25(a)	3,050	3,026,423
Honda Motor Co. Ltd., 2.27%, 03/10/25 (Call 02/10/25)(a)	1,725	1,619,240
PACCAR Financial Corp.
1.80%, 02/06/25	918	856,567
2.85%, 04/07/25(a)	950	904,343
3.55%, 08/11/25	535	517,639

Security	Par (000)	Value

Auto Manufacturers (continued)
4.95%, 10/03/25	$40	$39,990
Toyota Motor Credit Corp.
0.80%, 10/16/25	2,541	2,246,473
1.45%, 01/13/25	2,780	2,577,032
1.80%, 02/13/25(a)	3,574	3,333,077
3.00%, 04/01/25(a)	3,218	3,068,524
3.40%, 04/14/25(a)	1,185	1,140,610
3.65%, 08/18/25	2,320	2,233,789
3.95%, 06/30/25(a)	3,445	3,357,394

		55,574,435

Auto Parts & Equipment — 0.5%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)(a)	2,885	2,688,474
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	2,501	2,389,280
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	2,492	2,421,676

		7,499,430

Banks — 23.8%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	2,527	2,424,682
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	3,260	2,847,349
Banco Santander SA
2.75%, 05/28/25	4,450	4,040,422
3.50%, 03/24/25	3,275	3,109,940
5.15%, 08/18/25(a)	4,600	4,424,694
5.18%, 11/19/25	4,089	3,886,308
Bank of America Corp.
3.88%, 08/01/25	4,717	4,558,084
4.00%, 01/22/25	7,279	7,019,504
Series L, 3.95%, 04/21/25	7,278	6,969,631
Bank of Montreal
1.50%, 01/10/25	4,005	3,677,351
1.85%, 05/01/25(a)	4,388	4,029,237
3.70%, 06/07/25(a)	4,600	4,406,524
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	4,033	3,693,058
3.35%, 04/25/25 (Call 03/25/25)(a)	3,615	3,476,256
3.95%, 11/18/25 (Call 10/18/25)(a)	1,201	1,161,355
Series G, 3.00%, 02/24/25 (Call 01/24/25)	2,301	2,196,120
Bank of Nova Scotia (The)
1.30%, 06/11/25(a)	3,527	3,167,705
1.45%, 01/10/25	2,875	2,634,133
2.20%, 02/03/25	4,069	3,787,954
3.45%, 04/11/25	3,905	3,716,467
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	1,644	1,585,375
Barclays PLC, 3.65%, 03/16/25	6,301	5,861,127
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	2,134	1,871,134
2.25%, 01/28/25	3,642	3,395,728
3.30%, 04/07/25	1,650	1,568,375
3.95%, 08/04/25	4,370	4,196,380
Citigroup Inc.
3.30%, 04/27/25(a)	4,427	4,202,197
3.88%, 03/26/25(a)	3,237	3,097,323
4.40%, 06/10/25	6,351	6,151,071
5.50%, 09/13/25	3,986	3,951,681
Citizens Bank NA/Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	2,176	2,002,377
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	1,547	1,468,706
Comerica Bank, 4.00%, 07/27/25	750	711,060
Cooperatieve Rabobank UA, 4.38%, 08/04/25	5,444	5,150,514

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA/NY 1.38%, 01/10/25	$840	$771,414
3.38%, 05/21/25(a)	2,340	2,235,191
Credit Suisse AG/New York NY 2.95%, 04/09/25(a)	4,328	3,873,084
3.70%, 02/21/25	5,765	5,274,744
Credit Suisse Group AG, 3.75%, 03/26/25	6,311	5,658,821
Deutsche Bank AG, 4.50%, 04/01/25	900	836,523
Deutsche Bank AG/New York NY, 4.16%, 05/13/25(a)	2,085	1,989,861
Fifth Third Bancorp., 2.38%, 01/28/25	3,509	3,267,897
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)	1,740	1,681,101
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	965	923,997
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	500	489,675
Goldman Sachs Group Inc. (The) 3.50%, 01/23/25 (Call 10/23/24)(a)	6,487	6,209,097
3.50%, 04/01/25 (Call 03/01/25)	9,408	8,911,916
3.75%, 05/22/25 (Call 02/22/25)	6,240	5,943,974
4.25%, 10/21/25	5,474	5,239,658
HSBC Holdings PLC, 4.25%, 08/18/25	4,368	4,068,443
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	2,115	2,037,739
JPMorgan Chase & Co. 3.13%, 01/23/25 (Call 10/23/24)	7,521	7,196,469
3.90%, 07/15/25 (Call 04/15/25)(a)	7,714	7,454,655
7.75%, 07/15/25(a)	565	602,024
KeyBank NA/Cleveland OH 3.30%, 06/01/25	2,628	2,498,676
4.15%, 08/08/25	1,120	1,082,547
KeyCorp, 4.15%, 10/29/25	1,733	1,672,276
Lloyds Bank PLC, 3.50%, 05/14/25	425	400,537
Lloyds Banking Group PLC 4.45%, 05/08/25	5,133	4,921,828
4.58%, 12/10/25	4,227	3,873,792
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	2,932	2,781,647
Mitsubishi UFJ Financial Group Inc. 1.41%, 07/17/25(a)	5,390	4,811,599
2.19%, 02/25/25	7,796	7,193,213
3.78%, 03/02/25	2,287	2,195,017
Morgan Stanley 4.00%, 07/23/25	9,266	8,923,529
5.00%, 11/24/25	6,041	5,944,042
National Australia Bank Ltd./New York, 3.50%, 06/09/25	780	749,603
Northern Trust Corp., 3.95%, 10/30/25	3,517	3,399,849
PNC Bank NA 2.95%, 02/23/25(a)	2,452	2,333,446
3.25%, 06/01/25 (Call 05/02/25)	2,331	2,216,105
3.88%, 04/10/25 (Call 03/10/25)	2,022	1,945,285
4.20%, 11/01/25	1,495	1,442,421
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	3,232	2,981,811
Royal Bank of Canada 1.15%, 06/10/25	5,282	4,742,972
1.60%, 01/21/25	2,185	2,014,461
3.38%, 04/14/25(a)	3,580	3,419,115
Santander Holdings USA Inc. 3.45%, 06/02/25 (Call 05/02/25)	3,236	3,027,666
4.50%, 07/17/25 (Call 04/17/25)	3,484	3,334,641
State Street Corp., 3.55%, 08/18/25(a)	5,379	5,171,371
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	780	741,445

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc. 1.47%, 07/08/25(a)	$7,674	$6,851,961
2.35%, 01/15/25	4,474	4,166,770
SVB Financial Group, 3.50%, 01/29/25(a)	1,237	1,175,348
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	1,235	1,193,220
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	340	330,993
Toronto-Dominion Bank (The) 0.75%, 09/11/25(a)	3,138	2,752,873
1.15%, 06/12/25	2,569	2,301,567
1.45%, 01/10/25	3,240	2,981,869
3.77%, 06/06/25	5,045	4,844,865
Truist Bank 1.50%, 03/10/25 (Call 02/10/25)	3,443	3,147,212
3.63%, 09/16/25 (Call 08/16/25)	3,302	3,125,112
4.05%, 11/03/25 (Call 09/03/25)	1,280	1,233,498
Truist Financial Corp. 1.20%, 08/05/25 (Call 07/03/25)	1,889	1,686,027
3.70%, 06/05/25 (Call 05/05/25)(a)	2,865	2,748,939
4.00%, 05/01/25 (Call 03/01/25)(a)	2,510	2,431,788
U.S. Bancorp. 1.45%, 05/12/25(a)	4,517	4,127,951
3.95%, 11/17/25 (Call 10/17/25)	2,717	2,623,943
U.S. Bank NA/Cincinnati OH 2.05%, 01/21/25 (Call 12/20/24)	3,151	2,944,547
2.80%, 01/27/25 (Call 12/27/24)(a)	1,743	1,658,325
Wells Fargo & Co. 3.00%, 02/19/25	8,109	7,663,573
3.55%, 09/29/25(a)	7,452	7,062,037
Westpac Banking Corp. 2.35%, 02/19/25(a)	3,521	3,311,430
3.74%, 08/26/25	2,095	2,021,151

		351,309,998

Beverages — 1.4%
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	1,249	1,205,497
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	1,098	1,052,708
Constellation Brands Inc. 4.40%, 11/15/25 (Call 09/15/25)	1,795	1,750,269
4.75%, 12/01/25(a)	1,055	1,042,973
Diageo Capital PLC 1.38%, 09/29/25 (Call 08/29/25)	2,300	2,074,876
5.20%, 10/24/25	1,500	1,505,145
Keurig Dr Pepper Inc. 3.40%, 11/15/25 (Call 08/15/25)	2,143	2,034,971
4.42%, 05/25/25 (Call 03/25/25)(a)	1,202	1,185,064
PepsiCo Inc. 2.25%, 03/19/25 (Call 02/19/25)(a)	4,491	4,230,297
2.75%, 04/30/25 (Call 01/30/25)	2,592	2,462,322
3.50%, 07/17/25 (Call 04/17/25)	1,856	1,794,121

		20,338,243

Biotechnology — 1.4%
Amgen Inc. 1.90%, 02/21/25 (Call 01/21/25)	1,997	1,864,260
3.13%, 05/01/25 (Call 02/01/25)(a)	2,692	2,574,898
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	3,079	2,984,783
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	5,208	5,016,137
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)	5,423	5,235,852
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)(a)	3,013	2,659,605

		20,335,535

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.4%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	$1,406	$1,309,337
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,999	1,915,362
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	1,519	1,348,720
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	937	920,809

		5,494,228

Chemicals — 1.4%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)(a)	1,637	1,484,595
Celanese U.S. Holdings LLC, 6.05%, 03/15/25	5,120	4,980,326
DuPont de Nemours Inc., 4.49%, 11/15/25	5,400	5,292,054
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	2,169	2,079,355
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	1,828	1,674,430
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)	1,392	1,322,414
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)(a)	1,491	1,306,355
Nutrien Ltd., 3.00%, 04/01/25 (Call 01/01/25)	1,578	1,493,009
Sherwin-Williams Co. (The) 3.45%, 08/01/25 (Call 05/01/25)	1,181	1,125,788
4.25%, 08/08/25	440	428,063

		21,186,389

Commercial Services — 1.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	3,619	3,484,409
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	1,090	1,070,435
Cintas Corp. No. 2, 3.45%, 05/01/25 (Call 04/01/25)(a)	210	202,667
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)(a)	1,511	1,375,690
Global Payments Inc., 2.65%, 02/15/25	2,891	2,684,438
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)(a)	2,277	2,203,703
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)	3,500	3,212,510
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	2,481	2,392,478
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	1,600	1,456,272

		18,082,602

Computers — 2.7%
Apple Inc. 0.55%, 08/20/25 (Call 07/20/25)	1,565	1,396,731
1.13%, 05/11/25 (Call 04/11/25)	6,302	5,768,599
2.50%, 02/09/25(a)	3,999	3,814,966
2.75%, 01/13/25 (Call 11/13/24)(a)	3,762	3,611,558
3.20%, 05/13/25	5,071	4,885,249
Dell International LLC/EMC Corp., 5.85%, 07/15/25 (Call 06/15/25)	3,161	3,167,322
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	7,100	6,982,424
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)(a)	3,928	3,610,421
International Business Machines Corp. 4.00%, 07/27/25(a)	780	760,063
7.00%, 10/30/25(a)	1,989	2,088,689
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	1,436	1,367,129
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	2,526	2,292,421

		39,745,572

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.10%, 08/15/25(a)	200	192,322
GSK Consumer Healthcare Capital U.K. PLC, 3.13%, 03/24/25	2,525	2,377,957
Procter & Gamble Co. (The), 0.55%, 10/29/25	3,093	2,736,470

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp. 3.10%, 07/30/25	$960	$916,944
3.38%, 03/22/25 (Call 01/22/25)(a)	1,243	1,199,818

		7,423,511

Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	2,025	1,887,462

Diversified Financial Services — 6.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 01/15/25 (Call 11/15/24)	2,875	2,696,894
4.45%, 10/01/25 (Call 08/01/25)(a)	1,688	1,588,627
6.50%, 07/15/25 (Call 06/15/25)(a)	3,460	3,413,809
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,280	1,215,808
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	2,004	1,835,183
3.25%, 03/01/25 (Call 01/01/25)	2,014	1,876,323
3.38%, 07/01/25 (Call 06/01/25)	2,485	2,303,148
Ally Financial Inc. 4.63%, 03/30/25	2,164	2,110,917
5.80%, 05/01/25 (Call 04/01/25)(a)	2,378	2,377,001
American Express Co. 2.25%, 03/04/25 (Call 02/01/25)	4,910	4,560,457
3.95%, 08/01/25 (Call 07/01/25)(a)	6,025	5,785,265
4.20%, 11/06/25 (Call 10/06/25)(a)	3,813	3,701,698
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	1,751	1,659,965
Capital One Financial Corp. 3.20%, 02/05/25 (Call 01/05/25)	2,918	2,755,205
4.20%, 10/29/25 (Call 09/29/25)	4,288	4,070,899
4.25%, 04/30/25 (Call 03/31/25)	2,991	2,880,782
Charles Schwab Corp. (The) 3.00%, 03/10/25 (Call 12/10/24)(a)	1,522	1,449,051
3.63%, 04/01/25 (Call 01/01/25)	1,285	1,244,947
3.85%, 05/21/25 (Call 03/21/25)	2,745	2,665,313
4.20%, 03/24/25(a)	1,491	1,468,814
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	2,659	2,538,946
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)	1,924	1,817,237
Franklin Resources Inc., 2.85%, 03/30/25	1,286	1,217,430
Intercontinental Exchange Inc.
3.65%, 05/23/25 (Call 04/23/25)(a)	815	789,393
3.75%, 12/01/25 (Call 09/01/25)(a)	4,293	4,123,684
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	1,367	1,338,238
Lazard Group LLC, 3.75%, 02/13/25	2,014	1,932,453
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)(a)	2,401	2,256,484
Nomura Holdings Inc. 1.85%, 07/16/25(a)	4,014	3,609,790
2.65%, 01/16/25(a)	3,976	3,721,695
5.10%, 07/03/25(a)	1,555	1,523,309
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)	1,815	1,792,276
Synchrony Financial 4.50%, 07/23/25	2,935	2,780,355
4.88%, 06/13/25 (Call 05/13/25)	2,185	2,099,217
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	12,295	11,700,906
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)(a)	1,534	1,440,365

		96,341,884

Electric — 4.8%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)(a)	611	587,220
American Electric Power Co. Inc., Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	1,376	1,208,128

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	$1,062	$1,014,168
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)(a)	794	748,948
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)(a)	2,570	2,426,080
Berkshire Hathaway Energy Co. 3.50%, 02/01/25 (Call 11/01/24)	1,365	1,322,262
4.05%, 04/15/25 (Call 03/15/25)(a)	4,071	3,985,590
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	719	630,362
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)(a)	2,582	2,449,001
Dominion Energy Inc. 3.90%, 10/01/25 (Call 07/01/25)(a)	2,526	2,424,834
Series A, 3.30%, 03/15/25 (Call 02/15/25)	1,007	964,414
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)(a)	1,005	966,649
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	2,554	2,284,706
Duke Energy Corp., 0.90%, 09/15/25 (Call 08/15/25)	1,585	1,398,033
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)(a)	1,437	1,371,128
Edison International 4.70%, 08/15/25	820	791,521
4.95%, 04/15/25 (Call 03/15/25)	1,524	1,488,948
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	2,549	2,232,236
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(a)	1,046	1,006,493
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	1,103	1,049,913
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	1,151	1,013,317
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	3,231	3,112,325
Florida Power & Light Co. 2.85%, 04/01/25 (Call 03/01/25)	3,060	2,905,960
3.13%, 12/01/25 (Call 06/01/25)	1,744	1,646,859
Iberdrola International BV, 5.81%, 03/15/25(a)	870	878,630
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	834	790,991
National Rural Utilities Cooperative Finance Corp. 1.88%, 02/07/25	625	582,775
2.85%, 01/27/25 (Call 10/27/24)(a)	1,372	1,305,636
3.25%, 11/01/25 (Call 08/01/25)	1,524	1,444,783
3.45%, 06/15/25	240	230,021
5.45%, 10/30/25	1,030	1,035,274
NextEra Energy Capital Holdings Inc., 4.45%, 06/20/25	1,685	1,651,452
Oncor Electric Delivery Co. LLC 0.55%, 10/01/25 (Call 09/01/25)	2,340	2,050,823
2.95%, 04/01/25 (Call 01/01/25)(a)	1,097	1,045,693
Pacific Gas and Electric Co. 3.45%, 07/01/25(a)	630	585,629
3.50%, 06/15/25 (Call 03/15/25)(a)	2,885	2,681,319
4.95%, 06/08/25(a)	1,755	1,701,086
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	370	350,627
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	1,205	1,074,197
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)(a)	900	854,793
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)	2,102	1,844,757
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	1,721	1,621,526
Sempra Energy, 3.30%, 04/01/25 (Call 03/01/25)	2,015	1,911,288
Southern California Edison Co.
Series C, 4.20%, 06/01/25	1,280	1,249,037
Series E, 3.70%, 08/01/25 (Call 06/01/25)	2,847	2,733,319
Southern Co. (The), 5.15%, 10/06/25	45	44,818

Security	Par (000)	Value

Electric (continued)
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(a)	$1,478	$1,435,242
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	300	286,005
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	1,176	1,118,764
WEC Energy Group Inc., 5.00%, 09/27/25 (Call 08/27/25)(a)	10	9,942
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	2,045	1,940,541

		71,488,063

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(a)	1,033	987,310

Electronics — 0.6%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)(a)	982	915,096
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	1,529	1,466,541
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	2,108	2,043,158
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)(a)	4,107	3,769,528
Legrand France SA, 8.50%, 02/15/25(a)	642	688,731

		8,883,054

Entertainment — 0.4%
Magallanes Inc. 3.64%, 03/15/25(a)(b)	5,010	4,725,031
3.79%, 03/15/25 (Call 03/15/23)(b)	1,500	1,413,495

		6,138,526

Environmental Control — 0.3%
Republic Services Inc. 0.88%, 11/15/25 (Call 10/15/25)(a)	996	873,392
3.20%, 03/15/25 (Call 12/15/24)	1,682	1,599,801
Waste Management Inc. 0.75%, 11/15/25 (Call 10/15/25)	1,443	1,274,588
3.13%, 03/01/25 (Call 12/01/24)(a)	1,270	1,221,689

		4,969,470

Food — 1.2%
Campbell Soup Co. 3.30%, 03/19/25 (Call 12/19/24)(a)	870	828,336
3.95%, 03/15/25 (Call 01/15/25)(a)	2,729	2,646,612
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	3,158	3,069,197
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	2,554	2,485,961
Hershey Co. (The) 0.90%, 06/01/25 (Call 05/01/25)	909	820,672
3.20%, 08/21/25 (Call 05/21/25)(a)	355	339,788
JM Smucker Co. (The), 3.50%, 03/15/25	3,225	3,091,711
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	2,143	1,960,738
Sysco Corp., 3.75%, 10/01/25 (Call 07/01/25)	2,525	2,414,228
Walmart Inc., 3.90%, 09/09/25(a)	175	171,745

		17,828,988

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	815	780,436

Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)(a)	1,205	1,178,466
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)(a)	3,385	2,998,264
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)(a)	765	726,895

		4,903,625

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25 (Call 02/24/23)(a)	1,105	1,037,971

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 1.0%
Abbott Laboratories 2.95%, 03/15/25 (Call 12/15/24)	$3,082	$2,955,114
3.88%, 09/15/25 (Call 06/15/25)(a)	1,653	1,610,948
Boston Scientific Corp., 1.90%, 06/01/25 (Call 05/01/25)(a)	2,002	1,848,166
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	1,523	1,455,150
Stryker Corp. 1.15%, 06/15/25 (Call 05/15/25)(a)	1,901	1,711,984
3.38%, 11/01/25 (Call 08/01/25)	2,243	2,136,906
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)(a)	2,685	2,567,907

		14,286,175

Health Care - Services — 2.2%
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	1,318	1,171,504
Elevance Health Inc. 2.38%, 01/15/25 (Call 12/15/24)(a)	3,836	3,605,763
5.35%, 10/15/25	1,100	1,100,561
HCA Inc. 5.25%, 04/15/25	3,827	3,763,855
5.38%, 02/01/25	7,275	7,186,318
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	1,967	1,927,601
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	3,106	2,978,375
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	902	795,735
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)(a)	1,552	1,487,933
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	270	242,676
UnitedHealth Group Inc. 3.70%, 12/15/25(a)	1,089	1,048,729
3.75%, 07/15/25(a)	5,792	5,623,858
5.15%, 10/15/25(a)	740	741,576
UPMC, Series D-1, 3.60%, 04/03/25	1,130	1,085,783

		32,760,267

Holding Companies - Diversified — 1.1%
Ares Capital Corp. 3.25%, 07/15/25 (Call 06/15/25)	3,793	3,422,386
4.25%, 03/01/25 (Call 01/01/25)	1,920	1,799,693
Blackstone Private Credit Fund 2.70%, 01/15/25 (Call 11/15/24)(a)	1,645	1,510,702
4.70%, 03/24/25(a)	2,480	2,383,454
7.05%, 09/29/25(a)(b)	710	704,199
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)(a)	1,647	1,540,884
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	1,190	1,141,210
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	895	833,173
Owl Rock Capital Corp. 3.75%, 07/22/25 (Call 06/22/25)	1,752	1,600,978
4.00%, 03/30/25 (Call 02/28/25)(a)	1,147	1,064,026
OWL Rock Core Income Corp., 5.50%, 03/21/25(a)	1,090	1,029,363

		17,030,068

Home Builders — 0.3%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)(a)	1,835	1,679,832
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	2,236	2,171,805
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)(a)	1,140	1,083,080

		4,934,717

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	1,105	1,071,640

Security	Par (000)	Value

Home Furnishings (continued)
Whirlpool Corp., 3.70%, 05/01/25(a)	$1,202	$1,157,658

		2,229,298

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25	734	699,568

Insurance — 1.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,138	1,082,853
Allstate Corp. (The), 0.75%, 12/15/25 (Call 11/15/25)	1,862	1,615,713
American International Group Inc., 2.50%, 06/30/25 (Call 05/30/25)(a)	2,722	2,527,404
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	2,639	2,511,827
Chubb INA Holdings Inc., 3.15%, 03/15/25(a)	2,311	2,208,322
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	1,642	1,610,293
Corebridge Financial Inc., 3.50%, 04/04/25 (Call 03/04/25)(b)	2,985	2,815,721
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	1,114	1,079,243
Lincoln National Corp., 3.35%, 03/09/25(a)	650	621,686
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	2,274	2,184,245
MetLife Inc. 3.00%, 03/01/25(a)	1,378	1,315,577
3.60%, 11/13/25 (Call 08/13/25)(a)	1,773	1,701,282
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)(a)	1,127	1,075,338
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	925	888,416

		23,237,920

Internet — 1.4%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)	3,052	2,728,061
Amazon.com Inc. 0.80%, 06/03/25 (Call 05/03/25)	3,705	3,353,358
3.00%, 04/13/25	4,150	3,990,017
5.20%, 12/03/25 (Call 09/03/25)(a)	2,595	2,633,821
Baidu Inc. 3.08%, 04/07/25 (Call 03/07/25)(a)	1,160	1,082,895
4.13%, 06/30/25	1,305	1,242,804
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)(a)	1,598	1,539,481
eBay Inc., 1.90%, 03/11/25 (Call 02/11/25)	2,593	2,396,347
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	850	743,359
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	515	510,056

		20,220,199

Iron & Steel — 0.4%
Nucor Corp. 2.00%, 06/01/25 (Call 05/01/25)	1,953	1,795,764
3.95%, 05/23/25(a)	1,210	1,172,006
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)(a)	1,574	1,399,805
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	1,651	1,527,291

		5,894,866

Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	1,637	1,537,880

Lodging — 0.4%
Hyatt Hotels Corp., 5.63%, 04/23/25 (Call 03/23/25)	1,603	1,577,913
Marriott International Inc./MD 3.75%, 03/15/25 (Call 12/15/24)	1,311	1,257,144
3.75%, 10/01/25 (Call 07/01/25)(a)	1,394	1,326,600

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	$1,706	$1,722,736

		5,884,393

Machinery — 1.8%
Caterpillar Financial Services Corp. 0.80%, 11/13/25(a)	2,698	2,389,861
1.45%, 05/15/25	1,546	1,421,330
3.40%, 05/13/25(a)	2,880	2,779,978
3.65%, 08/12/25	1,160	1,123,646
CNH Industrial Capital LLC 3.95%, 05/23/25	1,935	1,854,156
5.45%, 10/14/25	190	188,005
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	1,737	1,653,138
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	1,589	1,491,610
John Deere Capital Corp. 1.25%, 01/10/25(a)	1,885	1,747,489
2.05%, 01/09/25	1,272	1,198,326
2.13%, 03/07/25(a)	1,080	1,014,109
3.40%, 06/06/25(a)	770	743,127
3.40%, 09/11/25(a)	851	816,934
3.45%, 03/13/25(a)	2,083	2,015,990
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(a)	4,288	3,969,016
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	847	807,589
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	2,071	1,923,545

		27,137,849

Manufacturing — 0.5%
3M Co. 2.00%, 02/14/25 (Call 01/14/25)	2,864	2,678,040
2.65%, 04/15/25 (Call 03/15/25)(a)	1,929	1,818,295
3.00%, 08/07/25(a)	1,750	1,660,137
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	760	722,631
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)(a)	1,199	1,158,138

		8,037,241

Media — 2.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)(a)	12,196	11,841,218
Comcast Corp. 3.38%, 02/15/25 (Call 11/15/24)	3,155	3,041,956
3.38%, 08/15/25 (Call 05/15/25)	4,587	4,385,310
3.95%, 10/15/25 (Call 08/15/25)(a)	8,563	8,281,620
Discovery Communications LLC 3.45%, 03/15/25 (Call 12/15/24)	818	767,595
3.95%, 06/15/25(a)	1,725	1,630,194
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	2,028	1,916,237
Paramount Global, 4.75%, 05/15/25 (Call 04/15/25)	1,933	1,887,942
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	2,406	2,285,724
Walt Disney Co. (The) 3.35%, 03/24/25(a)	5,413	5,204,220
3.70%, 10/15/25 (Call 07/15/25)(a)	1,743	1,683,320

		42,925,336

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	2,471	2,371,320

Mining — 0.1%
Southern Copper Corp., 3.88%, 04/23/25	934	896,201

Security	Par (000)	Value

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25	$1,813	$1,723,692

Oil & Gas — 3.7%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)(a)	2,808	2,725,669
Canadian Natural Resources Ltd. 2.05%, 07/15/25 (Call 06/15/25)(a)	2,017	1,847,249
3.90%, 02/01/25 (Call 11/01/24)(a)	1,973	1,902,722
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)(a)	1,916	1,908,892
Chevron Corp. 1.55%, 05/11/25 (Call 04/11/25)	6,936	6,400,957
3.33%, 11/17/25 (Call 08/17/25)(a)	1,874	1,806,536
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)	2,069	1,851,672
ConocoPhillips Co., 2.40%, 03/07/25 (Call 03/07/23)	890	840,614
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)(a)	1,655	1,671,020
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)(a)	1,813	1,740,879
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)	3,085	3,087,715
Exxon Mobil Corp. 2.71%, 03/06/25 (Call 12/06/24)(a)	4,293	4,097,325
2.99%, 03/19/25 (Call 02/19/25)	6,127	5,869,053
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	3,696	3,619,567
Phillips 66, 3.85%, 04/09/25 (Call 03/09/25)(a)	1,952	1,890,492
Phillips 66 Co., 3.61%, 02/15/25 (Call 11/15/24)(a)(b)	1,757	1,681,168
Shell International Finance BV, 3.25%, 05/11/25	7,905	7,592,911
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)(a)	4,155	3,930,007

		54,464,448

Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	1,687	1,625,559
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	1,700	1,537,225

		3,162,784

Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)(a)	1,115	1,071,883
Sonoco Products Co., 1.80%, 02/01/25 (Call 02/01/23)	2,435	2,247,602
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	2,259	2,157,955

		5,477,440

Pharmaceuticals — 5.5%
AbbVie Inc. 3.60%, 05/14/25 (Call 02/14/25)	10,359	9,944,536
3.80%, 03/15/25 (Call 12/15/24)	7,953	7,682,439
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	1,615	1,545,765
AstraZeneca PLC, 3.38%, 11/16/25(a)	5,995	5,713,535
Bristol-Myers Squibb Co., 0.75%, 11/13/25 (Call 10/13/25)	2,738	2,421,734
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	1,859	1,779,100
Cigna Corp. 3.25%, 04/15/25 (Call 01/15/25)	2,539	2,423,780
4.13%, 11/15/25 (Call 09/15/25)	6,084	5,875,623
CVS Health Corp. 3.88%, 07/20/25 (Call 04/20/25)(a)	7,816	7,545,879
4.10%, 03/25/25 (Call 01/25/25)(a)	3,217	3,140,082
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	1,565	1,491,664
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	3,221	3,125,497
Johnson & Johnson 0.55%, 09/01/25 (Call 08/01/25)(a)	2,465	2,202,280
2.63%, 01/15/25 (Call 11/15/24)	1,834	1,757,651
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	1,298	1,134,024

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	$2,442	$2,357,653
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	7,658	7,318,521
Novartis Capital Corp. 1.75%, 02/14/25 (Call 01/14/25)	2,751	2,575,376
3.00%, 11/20/25 (Call 08/20/25)	5,362	5,091,648
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	2,394	2,174,111
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)(a)	2,685	2,395,101
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)(a)	1,974	1,933,454

		81,629,453

Pipelines — 3.5%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	4,148	4,152,148
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	3,392	3,317,579
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	505	493,592
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)(a)	1,230	1,241,599
Enbridge Inc. 2.50%, 01/15/25 (Call 12/15/24)	1,880	1,761,786
2.50%, 02/14/25	1,570	1,467,746
Energy Transfer LP 2.90%, 05/15/25 (Call 04/15/25)	2,969	2,756,449
4.05%, 03/15/25 (Call 12/15/24)	3,069	2,938,475
5.95%, 12/01/25 (Call 09/01/25)(a)	1,239	1,231,665
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)(a)	4,092	3,940,514
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)(a)	4,479	4,356,589
MPLX LP 4.00%, 02/15/25 (Call 11/15/24)	1,756	1,688,201
4.88%, 06/01/25 (Call 03/01/25)	3,645	3,561,056
ONEOK Inc., 2.20%, 09/15/25 (Call 08/15/25)(a)	1,371	1,235,847
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)(a)	1,664	1,624,064
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	3,325	3,212,382
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	5,471	5,446,162
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)(a)	1,529	1,458,284
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)(a)	1,087	1,054,629
Williams Companies Inc. (The) 3.90%, 01/15/25 (Call 10/15/24)	2,292	2,211,665
4.00%, 09/15/25 (Call 06/15/25)(a)	2,323	2,230,684

		51,381,116

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	2,395	2,322,168

Real Estate Investment Trusts — 3.9%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	1,651	1,578,125
American Tower Corp. 1.30%, 09/15/25 (Call 08/15/25)(a)	1,325	1,168,385
2.40%, 03/15/25 (Call 02/15/25)	2,122	1,962,362
2.95%, 01/15/25 (Call 12/15/24)(a)	2,026	1,909,748
4.00%, 06/01/25 (Call 03/01/25)(a)	2,381	2,277,022
AvalonBay Communities Inc. 3.45%, 06/01/25 (Call 03/03/25)(a)	1,239	1,183,493
3.50%, 11/15/25 (Call 08/15/25)	1,186	1,118,683
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)(a)	2,438	2,311,126

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	$2,080	$1,983,030
Crown Castle International Corp., 1.35%, 07/15/25 (Call 06/15/25)	2,109	1,884,307
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	1,066	1,013,915
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	700	651,322
Equinix Inc. 1.00%, 09/15/25 (Call 08/15/25)	2,070	1,816,818
1.25%, 07/15/25 (Call 06/15/25)	1,612	1,435,438
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	1,254	1,189,118
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)(a)	1,841	1,758,265
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	2,786	2,697,600
Healthpeak Properties Inc. 3.40%, 02/01/25 (Call 11/01/24)(a)	450	429,296
4.00%, 06/01/25 (Call 03/01/25)(a)	1,017	979,768
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	1,242	1,169,753
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	1,210	1,152,259
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	1,522	1,446,448
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	865	816,266
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	1,211	1,163,456
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)(a)	988	939,262
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	2,032	1,696,192
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)(a)	1,471	1,417,867
Realty Income Corp. 3.88%, 04/15/25 (Call 02/15/25)(a)	1,596	1,545,423
4.63%, 11/01/25 (Call 09/01/25)(a)	1,648	1,610,343
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	3,473	3,298,412
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	1,648	1,533,480
Ventas Realty LP 2.65%, 01/15/25 (Call 12/15/24)	1,300	1,215,305
3.50%, 02/01/25 (Call 11/01/24)(a)	1,935	1,837,534
VICI Properties LP, 4.38%, 05/15/25	1,470	1,401,630
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)(a)	1,573	1,462,701
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	3,986	3,812,689
WP Carey Inc., 4.00%, 02/01/25	1,273	1,226,014

		58,092,855

Retail — 2.8%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	1,254	1,204,693
AutoZone Inc. 3.25%, 04/15/25 (Call 01/15/25)	1,668	1,584,700
3.63%, 04/15/25 (Call 03/15/25)	1,864	1,791,435
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)	1,462	1,417,277
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	3,773	3,659,244
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)(a)	2,303	2,128,571
Home Depot Inc. (The) 2.70%, 04/15/25 (Call 03/15/25)	990	941,639
3.35%, 09/15/25 (Call 06/15/25)(a)	3,631	3,485,470
4.00%, 09/15/25 (Call 08/15/25)	5	4,896
Lowe’s Companies Inc. 3.38%, 09/15/25 (Call 06/15/25)	2,570	2,440,446
4.00%, 04/15/25 (Call 03/15/25)(a)	2,182	2,129,348
4.40%, 09/08/25	1,155	1,133,020
McDonald’s Corp. 1.45%, 09/01/25 (Call 08/01/25)(a)	1,393	1,267,017

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.30%, 07/01/25(a)	$2,515	$2,419,003
3.38%, 05/26/25 (Call 02/26/25)(a)	2,007	1,927,924
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)(a)	2,737	2,688,801
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	4,064	3,937,406
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)(a)	5,145	4,840,210
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	2,030	1,975,779

		40,976,879

Semiconductors — 2.2%
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)(a)	1,653	1,581,475
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	2,328	2,268,426
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)(a)	1,993	1,901,003
Broadcom Inc., 3.15%, 11/15/25 (Call 10/15/25)	2,731	2,546,685
Intel Corp. 3.40%, 03/25/25 (Call 02/25/25)(a)	4,486	4,334,956
3.70%, 07/29/25 (Call 04/29/25)	6,748	6,550,891
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	1,549	1,508,323
Microchip Technology Inc., 4.25%, 09/01/25(a)	3,150	3,003,714
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)	2,130	1,969,079
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)(a)	4,722	4,555,030
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	2,733	2,529,091

		32,748,673

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	1,674	1,594,200

Software — 3.1%
Adobe Inc. 1.90%, 02/01/25 (Call 01/01/25)	1,545	1,450,940
3.25%, 02/01/25 (Call 11/01/24)	3,131	3,028,679
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)(a)	873	855,479
Fidelity National Information Services Inc., 4.50%, 07/15/25	385	374,682
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	3,090	2,964,608
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)(a)	1,713	1,542,008
Microsoft Corp. 2.70%, 02/12/25 (Call 11/12/24)(a)	4,944	4,747,773
3.13%, 11/03/25 (Call 08/03/25)(a)	8,900	8,562,779
Oracle Corp. 2.50%, 04/01/25 (Call 03/01/25)(a)	7,172	6,704,457
2.95%, 05/15/25 (Call 02/15/25)(a)	9,780	9,196,232
Roper Technologies Inc. 1.00%, 09/15/25 (Call 08/15/25)	2,039	1,804,719
3.85%, 12/15/25 (Call 09/15/25)	1,156	1,100,235
Take-Two Interactive Software Inc., 3.55%, 04/14/25	1,723	1,643,552
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	2,452	2,392,907

		46,369,050

Telecommunications — 1.9%
Cisco Systems Inc., 3.50%, 06/15/25	1,750	1,699,968
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(a)	1,409	1,230,015
Rogers Communications Inc. 2.95%, 03/15/25 (Call 03/15/23)(b)	1,555	1,469,086
3.63%, 12/15/25 (Call 09/15/25)	2,702	2,528,072
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	8,999	8,582,976
Verizon Communications Inc. 0.85%, 11/20/25 (Call 10/20/25)(a)	3,517	3,093,202

Security	Par/ Shares (000)	Value

Telecommunications (continued)
3.38%, 02/15/25(a)	$4,853	$4,685,523
Vodafone Group PLC, 4.13%, 05/30/25	5,339	5,200,773

		28,489,615

Transportation — 1.3%
Burlington Northern Santa Fe LLC 3.00%, 04/01/25 (Call 01/01/25)(a)	1,121	1,072,259
3.65%, 09/01/25 (Call 06/01/25)	1,511	1,453,975
7.00%, 12/15/25	547	577,835
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)(a)	2,558	2,431,967
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)(a)	1,839	1,744,071
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	862	826,425
Ryder System Inc. 3.35%, 09/01/25 (Call 08/01/25)(a)	1,705	1,599,938
4.63%, 06/01/25 (Call 05/01/25)	1,141	1,107,249
Union Pacific Corp. 3.25%, 01/15/25 (Call 10/15/24)(a)	1,074	1,035,916
3.25%, 08/15/25 (Call 05/15/25)(a)	1,452	1,387,038
3.75%, 07/15/25 (Call 05/15/25)(a)	1,399	1,356,498
United Parcel Service Inc., 3.90%, 04/01/25 (Call 03/01/25)	4,097	4,009,406

		18,602,577

Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	1,590	1,500,197

Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	1,647	1,581,746

Total Long-Term Investments — 98.7% (Cost: $1,565,520,711)		1,459,192,969

Short-Term Securities

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	112,745	112,722,366
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	6,490	6,490,000

Total Short-Term Securities — 8.0% (Cost: $119,203,118)		119,212,366

Total Investments — 106.7% (Cost: $1,684,723,829)		1,578,405,335

Liabilities in Excess of Other Assets — (6.7)%		(99,713,162)

Net Assets — 100.0%		$1,478,692,173

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,598,916	$52,161,286	(a)	$—		$(26,970)	$(10,866)	$112,722,366	112,745	$171,606	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,130,000	—		(4,640,000	)(a)	—	—	6,490,000	6,490	47,669		—

						$(26,970)	$(10,866)	$119,212,366		$219,275		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,459,192,969	$—	$1,459,192,969
Money Market Funds	119,212,366	—	—	119,212,366

	$119,212,366	$1,459,192,969	$—	$1,578,405,335

See notes to financial statements.

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$4,126	$3,872,994

Aerospace & Defense — 2.1%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	10,220	9,086,704
2.25%, 06/15/26 (Call 03/15/26)	1,695	1,484,481
2.75%, 02/01/26 (Call 01/01/26)	4,308	3,886,634
3.10%, 05/01/26 (Call 03/01/26)	1,891	1,706,382
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	1,523	1,330,280
2.13%, 08/15/26 (Call 05/15/26)	1,440	1,294,891
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	1,510	1,414,326
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	3,076	2,961,050
Raytheon Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)(a)	1,114	1,013,439
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)(a)	1,983	1,720,570

		25,898,757

Agriculture — 1.6%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	1,276	1,142,301
4.40%, 02/14/26 (Call 12/14/25)(a)	3,535	3,396,852
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	3,206	2,931,150
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)(a)	2,956	2,636,515
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	4,008	3,443,593
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	2,075	1,893,956
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,255	1,929,581
2.75%, 02/25/26 (Call 11/25/25)	2,170	1,991,496

		19,365,444

Airlines — 0.2%
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	1,046	940,961
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	221	198,875
Series 2014-2, Class A, 3.75%, 03/03/28	510	454,420
Series 2020-1, Class B, 4.88%, 07/15/27(a)	1,143	1,061,870

		2,656,126

Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	2,647	2,408,876

Auto Manufacturers — 1.7%
American Honda Finance Corp.
1.30%, 09/09/26(a)	2,028	1,759,391
2.30%, 09/09/26	1,954	1,745,020
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	3,660	3,129,337
1.50%, 06/10/26 (Call 05/10/26)	3,033	2,554,817
4.00%, 10/06/26 (Call 07/06/26)	2,020	1,853,754
5.25%, 03/01/26 (Call 12/01/25)(a)	3,270	3,168,074
PACCAR Financial Corp., 1.10%, 05/11/26	1,073	942,663
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)(a)	3,227	2,850,571
Toyota Motor Credit Corp.
0.80%, 01/09/26	1,849	1,615,120
1.13%, 06/18/26	2,193	1,904,335

		21,523,082

Security	Par (000)	Value

Banks — 24.6%
Banco Santander SA, 1.85%, 03/25/26	$4,717	$4,026,431
Bank of America Corp.
3.50%, 04/19/26	6,802	6,358,646
4.25%, 10/22/26	5,741	5,430,756
4.45%, 03/03/26	5,559	5,328,913
6.22%, 09/15/26(a)	1,020	1,035,320
Bank of Montreal, 1.25%, 09/15/26	4,365	3,713,436
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	1,179	1,030,599
1.05%, 10/15/26 (Call 09/15/26)	2,062	1,753,607
2.45%, 08/17/26 (Call 05/17/26)	2,785	2,525,327
2.80%, 05/04/26 (Call 02/04/26)(a)	2,245	2,078,825
Bank of Nova Scotia (The)
1.05%, 03/02/26	2,840	2,461,826
1.30%, 09/15/26(a)	2,610	2,225,103
1.35%, 06/24/26	2,060	1,781,303
2.70%, 08/03/26	3,547	3,197,975
Barclays PLC
4.38%, 01/12/26	6,528	6,062,423
5.20%, 05/12/26	5,327	4,908,458
BPCE SA, 3.38%, 12/02/26	1,869	1,703,014
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26	2,875	2,459,505
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	7,225	6,585,804
3.40%, 05/01/26	5,269	4,892,108
3.70%, 01/12/26	5,486	5,157,773
4.30%, 11/20/26	2,732	2,577,970
4.60%, 03/09/26(a)	3,518	3,376,787
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	1,342	1,257,145
Citizens Financial Group Inc., 2.85%, 07/27/26(a)	1,637	1,483,826
Cooperatieve Rabobank UA, 3.75%, 07/21/26	4,015	3,649,153
Credit Suisse AG/New York NY, 1.25%, 08/07/26	4,530	3,616,797
Credit Suisse Group AG, 4.55%, 04/17/26(a)	4,986	4,367,287
Deutsche Bank AG, 4.10%, 01/13/26	857	807,671
Deutsche Bank AG/New York NY
1.69%, 03/19/26(a)	2,550	2,194,530
4.10%, 01/13/26(a)	1,415	1,317,379
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	2,504	2,247,065
4.25%, 03/13/26	1,025	954,654
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	2,663	2,483,008
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	7,446	6,842,725
3.75%, 02/25/26 (Call 11/25/25)	5,881	5,525,788
HSBC Holdings PLC
3.90%, 05/25/26	5,950	5,434,016
4.30%, 03/08/26(a)	7,823	7,365,746
4.38%, 11/23/26	3,999	3,639,890
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)(a)	6,702	6,123,349
3.20%, 06/15/26 (Call 03/15/26)	3,909	3,622,040
3.30%, 04/01/26 (Call 01/01/26)	6,145	5,738,938
4.13%, 12/15/26(a)	5,235	4,962,414
7.63%, 10/15/26(a)	2,072	2,232,829
KeyBank NA/Cleveland OH, 3.40%, 05/20/26	2,015	1,852,248
Lloyds Banking Group PLC, 4.65%, 03/24/26	4,709	4,342,263
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	2,898	2,584,552
3.85%, 03/01/26(a)	5,970	5,609,830

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc., 2.84%, 09/13/26(a)	$2,472	$2,195,087
Morgan Stanley
3.13%, 07/27/26	7,597	6,932,414
3.88%, 01/27/26	7,590	7,188,185
4.35%, 09/08/26	5,145	4,903,236
6.25%, 08/09/26	2,153	2,192,744
National Australia Bank Ltd./New York
2.50%, 07/12/26	3,228	2,932,961
3.38%, 01/14/26(a)	2,604	2,459,244
NatWest Group PLC, 4.80%, 04/05/26	4,576	4,317,822
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	2,416	2,074,305
2.60%, 07/23/26	3,216	2,905,174
Royal Bank of Canada
0.88%, 01/20/26	3,675	3,177,773
1.15%, 07/14/26	1,685	1,439,175
1.20%, 04/27/26	4,500	3,884,085
1.40%, 11/02/26	2,805	2,389,019
4.65%, 01/27/26(a)	4,074	3,933,814
Santander Holdings USA Inc., 3.24%, 10/05/26 (Call 08/05/26)	3,020	2,665,694
State Street Corp., 2.65%, 05/19/26(a)	3,381	3,131,651
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	2,549	2,195,862
1.40%, 09/17/26	4,982	4,216,964
2.63%, 07/14/26(a)	5,705	5,116,415
3.01%, 10/19/26	3,872	3,500,056
3.78%, 03/09/26(a)	3,573	3,365,087
SVB Financial Group, 1.80%, 10/28/26 (Call 09/28/26)	1,910	1,613,587
Toronto-Dominion Bank (The)
0.75%, 01/06/26	3,602	3,109,751
1.20%, 06/03/26(a)	3,570	3,074,663
1.25%, 09/10/26	4,585	3,910,638
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	3,154	2,896,791
3.80%, 10/30/26 (Call 09/30/26)(a)	2,118	1,970,397
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)(a)	3,374	3,129,891
Series V, 2.38%, 07/22/26 (Call 06/22/26)	4,390	3,978,394
Wachovia Corp., 7.57%, 08/01/26(a)(b)	725	764,723
Wells Fargo & Co.
3.00%, 04/22/26	8,803	8,057,298
3.00%, 10/23/26	8,752	7,926,161
4.10%, 06/03/26	6,241	5,899,805
Westpac Banking Corp.
1.15%, 06/03/26	2,205	1,916,035
2.70%, 08/19/26	3,737	3,416,141
2.85%, 05/13/26(a)	5,075	4,696,202

		304,404,296

Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	8,502	8,150,187
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	2,317	2,168,851
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	922	827,348
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)(a)	5,246	4,784,037
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	2,618	2,394,528
2.85%, 02/24/26 (Call 11/24/25)	2,101	1,979,688

		20,304,639

Security	Par (000)	Value

Biotechnology — 0.8%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)(a)	$3,580	$3,273,624
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	6,571	6,227,928

		9,501,552

Building Materials — 0.2%
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	1,512	1,440,558
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	1,772	1,622,107

		3,062,665

Chemicals — 0.9%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26 (Call 07/05/26)	1,375	1,110,560
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)(a)	1,639	1,502,553
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)(a)	1,632	1,491,518
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)	1,696	1,608,096
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)(a)	1,241	1,168,538
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	865	749,194
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)(a)	895	859,728
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	2,343	2,157,762

		10,647,949

Commercial Services — 0.8%
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	3,290	2,808,903
4.80%, 04/01/26 (Call 01/01/26)	2,289	2,198,974
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	1,453	1,207,980
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)	3,394	3,096,516

		9,312,373

Computers — 5.2%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)	5,768	5,058,594
2.05%, 09/11/26 (Call 07/11/26)	4,964	4,491,179
2.45%, 08/04/26 (Call 05/04/26)	5,617	5,170,112
3.25%, 02/23/26 (Call 11/23/25)(a)	7,774	7,410,643
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	1,630	1,399,632
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	4,098	3,935,227
6.02%, 06/15/26 (Call 03/15/26)	11,214	11,196,843
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	1,715	1,470,064
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	2,040	1,752,095
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	955	840,696
Hewlett Packard Enterprise Co., 1.75%, 04/01/26 (Call 03/01/26)(a)	2,204	1,951,532
HP Inc., 1.45%, 06/17/26 (Call 05/17/26)(a)	2,770	2,369,680
International Business Machines Corp.
3.30%, 05/15/26	7,835	7,351,345
3.45%, 02/19/26(a)	3,365	3,193,149
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	2,185	1,713,215
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	5,185	4,790,473

		64,094,479

Cosmetics & Personal Care — 0.6%
Procter & Gamble Co. (The)
1.00%, 04/23/26(a)	2,004	1,773,540
2.45%, 11/03/26(a)	2,701	2,489,107
2.70%, 02/02/26	1,345	1,266,277
Unilever Capital Corp., 2.00%, 07/28/26	1,911	1,721,008

		7,249,932

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	$2,898	$2,475,298
2.45%, 10/29/26 (Call 09/29/26)	8,675	7,335,753
4.45%, 04/03/26 (Call 02/03/26)	1,563	1,444,212
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	3,310	2,776,759
2.88%, 01/15/26 (Call 12/15/25)	3,851	3,424,348
3.75%, 06/01/26 (Call 04/01/26)	2,190	1,986,089
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	1,911	1,685,617
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	3,615	3,113,889
3.13%, 05/20/26 (Call 04/20/26)	2,887	2,670,302
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	1,955	1,790,037
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	1,268	1,202,711
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)	3,677	3,363,131
4.99%, 07/24/26 (Call 07/24/25)(c)	1,000	963,250
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	3,164	2,733,063
1.15%, 05/13/26 (Call 04/13/26)	2,298	1,991,194
3.45%, 02/13/26 (Call 11/13/25)	935	891,850
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)(a)	2,201	2,063,768
Invesco Finance PLC, 3.75%, 01/15/26(a)	2,055	1,946,229
Legg Mason Inc., 4.75%, 03/15/26(a)	1,263	1,243,474
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)(a)	2,184	2,031,950
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(a)	1,122	1,068,727
Nomura Holdings Inc., 1.65%, 07/14/26	3,170	2,692,978
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)(a)	1,741	1,563,488
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	2,360	2,021,434

		54,479,551

Electric — 5.0%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	1,125	1,037,025
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	2,290	1,983,255
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	1,526	1,443,535
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	661	597,947
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	1,135	1,078,488
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	1,286	1,160,461
CenterPoint Energy Inc., 1.45%, 06/01/26 (Call 05/01/26)	1,570	1,365,194
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	1,457	1,349,371
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	651	597,917
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	1,415	1,297,767
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	1,750	1,527,978
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,458	1,318,703
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	1,406	1,272,852
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(a)	1,394	1,289,408
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	4,276	3,866,188
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	1,646	1,518,336
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	1,330	1,229,545
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)(a)	1,263	1,195,164
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	2,258	2,056,473
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	1,235	1,094,655
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	369	335,425

Security	Par (000)	Value

Electric (continued)
Eversource Energy, Series U, 1.40%, 08/15/26 (Call 07/15/26)	$1,305	$1,124,401
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	2,442	2,281,097
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	2,714	2,447,024
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	737	687,127
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	1,320	1,211,443
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/26 (Call 05/15/26)	1,398	1,209,871
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	1,611	1,430,858
3.15%, 01/01/26	5,056	4,555,405
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	2,048	1,872,343
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,371	1,196,691
2.25%, 09/15/26 (Call 06/15/26)	1,353	1,213,330
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	1,450	1,322,777
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	1,296	1,189,715
Southern California Edison Co., Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	901	787,699
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	4,452	4,118,768
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	778	673,888
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,172	1,051,870
Series N, 1.65%, 03/15/26 (Call 02/15/26)	1,640	1,442,429
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,410	1,318,421
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,545	1,404,822
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	1,340	1,235,601

		62,391,267

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)	2,168	1,848,198

Electronics — 1.5%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)(a)	1,322	1,214,891
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	2,108	1,992,903
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	2,260	2,093,528
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	2,607	2,396,433
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	3,703	3,387,986
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)(a)	1,298	1,224,170
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)(a)	2,010	1,742,549
TD SYNNEX Corp., 1.75%, 08/09/26 (Call 07/09/26)	2,520	2,128,367
Tyco Electronics Group SA, 3.70%, 02/15/26 (Call 11/15/25)	1,395	1,332,002
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	1,773	1,467,991

		18,980,820

Environmental Control — 0.1%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)(a)	1,979	1,811,656

Food — 1.6%
Bestfoods, Series E, 7.25%, 12/15/26(a)	74	80,271
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	840	773,321
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	1,201	1,091,709
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	988	905,295
Kellogg Co., 3.25%, 04/01/26	2,047	1,918,182
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	5,160	4,755,250
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	2,150	1,923,239
3.50%, 02/01/26 (Call 11/01/25)	2,011	1,884,589

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)	$1,928	$1,664,327
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	2,446	2,263,626
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)(a)	2,498	2,385,840

		19,645,649

Gas — 0.3%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)(a)	1,477	1,446,603
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	1,335	1,215,798
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	885	814,315

		3,476,716

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)	1,368	1,284,839

Health Care - Products — 0.9%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)(a)	4,898	4,706,978
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	1,930	1,736,170
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	2,515	2,382,535
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	1,876	1,740,740

		10,566,423

Health Care - Services — 2.0%
Elevance Health Inc., 1.50%, 03/15/26 (Call 02/15/26)(a)	2,258	1,995,462
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	3,742	3,629,366
5.38%, 09/01/26 (Call 03/01/26)	3,340	3,241,570
5.88%, 02/15/26 (Call 08/15/25)	3,595	3,564,407
Laboratory Corp. of America Holdings, 1.55%, 06/01/26 (Call 05/01/26)	1,675	1,453,632
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	1,085	989,639
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	1,908	1,790,315
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	2,607	2,299,426
1.25%, 01/15/26(a)	1,192	1,059,509
3.10%, 03/15/26(a)	2,915	2,742,723
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(d)	2,350	1,974,917

		24,740,966

Holding Companies - Diversified — 2.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	2,752	2,275,133
3.88%, 01/15/26 (Call 12/15/25)	3,188	2,861,549
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	1,015	822,830
2.95%, 03/10/26 (Call 02/10/26)	937	792,918
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(d)	1,010	835,068
Blackstone Private Credit Fund, 2.63%, 12/15/26 (Call 11/15/26)	3,217	2,659,269
Blackstone Secured Lending Fund
2.75%, 09/16/26(a)	1,905	1,635,023
3.63%, 01/15/26 (Call 12/15/25)	1,985	1,790,272
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	2,941	2,588,903
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	1,761	1,592,736
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	1,578	1,312,817
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	1,608	1,360,593
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	2,768	2,358,115
4.25%, 01/15/26 (Call 12/15/25)	1,475	1,335,952

Security	Par (000)	Value

Holding Companies - Diversified (continued)
OWL Rock Core Income Corp., 3.13%, 09/23/26 (Call 08/23/26)(a)	$995	$831,929
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(a)	920	746,451
3.71%, 01/22/26 (Call 12/22/25)	1,435	1,233,440
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)	773	652,497

		27,685,495

Home Builders — 0.4%
DR Horton Inc., 1.30%, 10/15/26 (Call 09/15/26)	2,113	1,766,046
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)(a)	1,521	1,478,366
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)(a)	1,483	1,452,628

		4,697,040

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	1,230	1,148,648

Insurance — 3.0%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	1,500	1,313,175
2.88%, 10/15/26 (Call 07/15/26)(a)	1,087	1,002,051
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	1,463	1,360,824
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	2,120	2,019,364
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	1,310	1,236,011
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	7,631	7,232,280
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	3,555	3,347,317
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)(a)	1,600	1,541,536
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)(a)	1,449	1,388,823
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)(a)	995	924,504
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	1,736	1,667,879
Manulife Financial Corp., 4.15%, 03/04/26	3,088	2,971,613
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)(a)	2,028	1,930,758
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	30	32,028
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	1,587	1,488,051
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)	1,083	983,786
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)(a)	1,585	1,405,372
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	1,020	967,185
Swiss Re America Holding Corp., 7.00%, 02/15/26	574	601,414
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,534	1,460,966
Voya Financial Inc., 3.65%, 06/15/26	1,900	1,763,979

		36,638,916
Internet — 1.7%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	5,832	5,310,036
Amazon.com Inc., 1.00%, 05/12/26 (Call 04/12/26)	6,560	5,742,821
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)	1,500	1,306,845
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)(a)	2,771	2,618,373
eBay Inc., 1.40%, 05/10/26 (Call 04/10/26)	2,448	2,130,445
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	2,765	2,672,041
JD.com Inc., 3.88%, 04/29/26	816	756,530

		20,537,091
Iron & Steel — 0.3%
ArcelorMittal SA, 4.55%, 03/11/26(a)	855	816,739
Steel Dynamics Inc., 5.00%, 12/15/26	1,473	1,420,517
Vale Overseas Ltd., 6.25%, 08/10/26(a)	1,726	1,754,237

		3,991,493

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 0.3%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)(a)	$1,472	$1,411,515
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	2,071	1,892,045

		3,303,560

Machinery — 1.2%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	1,183	1,037,148
1.15%, 09/14/26(a)	1,137	984,676
2.40%, 08/09/26(a)	1,590	1,446,709
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)(a)	1,655	1,415,257
1.88%, 01/15/26 (Call 12/15/25)	1,498	1,320,577
John Deere Capital Corp.
0.70%, 01/15/26	1,498	1,309,372
1.05%, 06/17/26(a)	1,497	1,306,222
1.30%, 10/13/26	555	482,362
2.25%, 09/14/26	1,626	1,475,124
2.65%, 06/10/26	1,137	1,052,782
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)(a)	2,199	1,983,212
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(a)	1,355	1,244,581

		15,058,022

Manufacturing — 0.6%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(a)	1,971	1,777,783
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	3,014	2,769,957
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)(a)	1,450	1,381,618
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	1,757	1,636,329

		7,565,687

Media — 1.8%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	5,996	5,634,801
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	1,922	1,824,824
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	670	640,560
Paramount Global, 4.00%, 01/15/26 (Call 10/15/25)(a)	2,813	2,640,141
TCI Communications Inc., 7.88%, 02/15/26	1,179	1,271,387
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	1,644	1,527,539
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	2,196	1,955,867
3.00%, 02/13/26	1,946	1,819,860
Walt Disney Co. (The)
1.75%, 01/13/26(a)	3,802	3,443,167
3.38%, 11/15/26 (Call 08/15/26)	1,964	1,834,514

		22,592,660

Mining — 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	630	650,809

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	2,435	2,101,332

Oil & Gas — 3.1%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	2,670	2,492,498
3.41%, 02/11/26 (Call 12/11/25)(a)	2,656	2,516,427
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)(a)	6,368	5,977,323
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	2,187	2,004,604
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	2,676	2,597,245
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	3,390	3,086,900
3.04%, 03/01/26 (Call 12/01/25)	6,220	5,856,254

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)(a)	$1,695	$1,666,321
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)(a)	2,550	2,494,997
Phillips 66, 1.30%, 02/15/26 (Call 01/15/26)	1,336	1,167,023
Phillips 66 Co., 3.55%, 10/01/26 (Call 07/01/26)(d)	1,488	1,375,969
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	244	212,888
Shell International Finance BV
2.50%, 09/12/26	2,568	2,343,249
2.88%, 05/10/26	5,109	4,765,828
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	15	13,957

		38,571,483

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26 (Call 11/15/26)	1,178	1,031,103
HF Sinclair Corp., 5.88%, 04/01/26(a)	2,343	2,281,051

		3,312,154

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,965	1,812,535
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)	3,589	3,112,058
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	2,636	2,554,126

		7,478,719

Pharmaceuticals — 5.3%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	10,194	9,308,039
3.20%, 05/14/26 (Call 02/14/26)	5,098	4,751,285
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	3,300	2,880,141
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)(a)	3,532	3,044,725
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	4,698	4,435,899
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)	2,305	2,013,740
4.50%, 02/25/26 (Call 11/27/25)	3,536	3,452,268
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	4,448	4,093,984
3.00%, 08/15/26 (Call 06/15/26)	2,191	2,008,468
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	5,348	4,997,973
McKesson Corp., 1.30%, 08/15/26 (Call 07/15/26)	1,730	1,487,437
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)(a)	2,826	2,477,017
Pfizer Inc.
2.75%, 06/03/26(a)	2,946	2,753,420
3.00%, 12/15/26	4,529	4,236,517
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	8,097	7,446,163
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	6,132	5,584,045

		64,971,121

Pipelines — 2.7%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	945	947,155
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)(a)	1,580	1,357,283
4.25%, 12/01/26 (Call 09/01/26)	2,045	1,933,916
Energy Transfer LP
3.90%, 07/15/26 (Call 04/15/26)	1,798	1,660,345
4.75%, 01/15/26 (Call 10/15/25)	2,978	2,856,468
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)(a)	2,675	2,539,565
Kinder Morgan Inc., 1.75%, 11/15/26 (Call 10/15/26)	983	847,798
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	1,589	1,555,504
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)	4,321	3,771,628
ONEOK Inc., 5.85%, 01/15/26 (Call 12/15/25)	1,776	1,768,061

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	$1,983	$1,862,830
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	4,117	4,102,138
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	1,908	1,748,720
TransCanada PipeLines Ltd., 4.88%, 01/15/26 (Call 10/15/25)(a)	2,781	2,723,183
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	3,512	3,701,999

		33,376,593

Real Estate — 0.2%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	2,289	2,242,716

Real Estate Investment Trusts — 5.8%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	960	908,813
4.30%, 01/15/26 (Call 10/15/25)	1,000	962,080
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)	2,000	1,684,700
1.60%, 04/15/26 (Call 03/15/26)(a)	1,780	1,537,351
3.38%, 10/15/26 (Call 07/15/26)	2,307	2,089,265
4.40%, 02/15/26 (Call 11/15/25)(a)	2,062	1,967,210
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	861	777,500
2.95%, 05/11/26 (Call 02/11/26)	1,417	1,293,891
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	2,644	2,341,950
3.65%, 02/01/26 (Call 11/03/25)	3,428	3,193,902
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	1,845	1,699,946
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)(a)	1,332	1,151,860
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	2,130	1,795,462
3.70%, 06/15/26 (Call 03/15/26)	2,407	2,237,210
4.45%, 02/15/26 (Call 11/15/25)	2,838	2,720,677
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	940	853,125
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	700	604,331
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	2,224	1,913,129
2.90%, 11/18/26 (Call 09/18/26)(a)	2,007	1,789,120
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)(a)	1,143	1,034,872
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	1,557	1,435,445
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)(a)	631	548,358
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)(a)	2,930	2,796,158
Healthcare Realty Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	1,667	1,524,122
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	1,772	1,628,344
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	855	798,741
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)(a)	1,315	1,164,512
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	1,110	1,003,895
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,632	1,513,501
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)	475	401,560
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	1,175	1,073,927
Office Properties Income Trust, 2.65%, 06/15/26 (Call 05/15/26)	1,020	745,702

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)(a)	$1,511	$1,445,755
Prologis LP
3.25%, 06/30/26	1,083	1,005,371
3.25%, 10/01/26 (Call 07/01/26)(a)	970	901,799
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	2,718	2,350,499
1.50%, 11/09/26 (Call 10/09/26)(a)	690	601,038
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(a)	880	750,446
4.13%, 10/15/26 (Call 07/15/26)(a)	1,213	1,146,770
4.88%, 06/01/26 (Call 03/01/26)(a)	1,604	1,560,740
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,615	1,461,769
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	1,865	1,700,936
3.30%, 01/15/26 (Call 10/15/25)	2,472	2,307,192
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	921	859,173
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)(a)	1,015	954,587
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)(a)	1,059	938,613
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)(a)	670	603,013
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	1,046	946,588
4.13%, 01/15/26 (Call 10/15/25)	1,093	1,036,601
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)(a)	1,255	1,037,433
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	1,763	1,671,959
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	913	852,970

		71,323,911

Retail — 2.3%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)(a)	1,765	1,644,274
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	2,763	2,494,547
3.00%, 04/01/26 (Call 01/01/26)	3,634	3,416,687
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	3,816	3,497,020
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)	4,406	4,230,156
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	1,567	1,486,190
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	1,367	1,173,856
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)(a)	1,519	1,385,708
Target Corp., 2.50%, 04/15/26	2,499	2,309,901
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	3,119	2,818,297
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	2,661	2,489,818
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)(a)	1,620	1,539,454

		28,485,908

Semiconductors — 2.1%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)(a)	3,498	3,300,118
Broadcom Inc., 3.46%, 09/15/26 (Call 07/15/26)(a)	2,186	2,007,141
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)(a)	3,456	3,197,491
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	2,731	2,620,531
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)(a)	1,980	1,707,433
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	1,400	1,364,986
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)(a)	2,865	2,698,687
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)	1,730	1,696,179
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)	2,354	2,189,644
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	2,023	1,727,258
Texas Instruments Inc., 1.13%, 09/15/26 (Call 08/15/26)	1,800	1,566,522
TSMC Arizona Corp., 1.75%, 10/25/26 (Call 09/25/26)	2,905	2,508,322

		26,584,312

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 3.3%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	$3,272	$3,075,844
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(a)	2,087	1,930,433
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	1,700	1,685,278
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	3,191	2,754,790
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)(a)	5,150	4,728,524
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	9,462	8,754,905
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)(a)	6,608	5,809,093
2.65%, 07/15/26 (Call 04/15/26)	7,306	6,571,382
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	2,356	2,203,472
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	3,915	3,344,819

		40,858,540

Telecommunications — 2.7%
AT&T Inc.
1.70%, 03/25/26 (Call 03/25/23)	6,120	5,397,656
2.95%, 07/15/26 (Call 04/15/26)	1,571	1,436,255
3.88%, 01/15/26 (Call 10/15/25)(a)	1,411	1,354,236
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	3,445	3,185,936
2.95%, 02/28/26	2,346	2,214,647
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)(a)	1,326	1,188,401
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	2,575	2,261,803
2.25%, 02/15/26 (Call 02/15/23)	4,545	4,082,819
2.63%, 04/15/26 (Call 04/15/23)	3,030	2,735,939
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)(a)	5,035	4,436,792
2.63%, 08/15/26(a)	5,110	4,648,209

		32,942,693

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	1,939	1,777,443

Transportation — 1.5%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	1,744	1,611,543
Canadian Pacific Railway Co., 1.75%, 12/02/26 (Call 11/02/26)	2,485	2,161,478
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)(a)	1,871	1,697,746
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	2,857	2,691,580
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	2,721	2,608,541
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)(a)	1,520	1,404,024

Security	Par/ Shares (000)	Value

Transportation (continued)
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	$1,090	$947,940
2.90%, 12/01/26 (Call 10/01/26)	1,018	909,888
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	1,585	1,475,920
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)	1,347	1,223,521
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)	2,110	1,837,578

		18,569,759

Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	1,555	1,405,176

Venture Capital — 0.1%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)(a)	1,015	828,402

Total Long-Term Investments — 98.9% (Cost: $1,343,560,252)		1,222,228,932

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	52,933	52,922,169
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	6,767	6,767,000

Total Short-Term Securities — 4.8% (Cost: $59,686,572)		59,689,169

Total Investments — 103.7% (Cost: $1,403,246,824)		1,281,918,101

Liabilities in Excess of Other Assets — (3.7)%		(45,459,485)

Net Assets — 100.0%		$1,236,458,616

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$65,569,882	$—		$(12,602,528	)(a)	$(37,624)	$(7,561)	$52,922,169	52,933	$114,562	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,857,000	3,910,000	(a)	—		—	—	6,767,000	6,767	36,452		—

						$(37,624)	$(7,561)	$59,689,169		$151,014		$—

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Corporate ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,222,228,932	$—	$1,222,228,932
Money Market Funds	59,689,169	—	—	59,689,169

	$59,689,169	$1,222,228,932	$—	$1,281,918,101

See notes to financial statements.

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.9%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$2,456	$2,134,264
2.80%, 03/01/27 (Call 12/01/26)	1,306	1,133,686
5.04%, 05/01/27 (Call 03/01/27)(a)	4,010	3,870,131
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	731	650,086
3.50%, 04/01/27 (Call 02/01/27)(a)	2,447	2,300,571
Lockheed Martin Corp., 5.10%, 11/15/27	45	45,097
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)	1,734	1,597,673
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	2,776	2,536,848
3.50%, 03/15/27 (Call 12/15/26)	2,360	2,201,597
7.20%, 08/15/27(a)	308	333,696

		16,803,649

Agriculture — 1.2%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	6,474	5,666,433
4.70%, 04/02/27 (Call 02/02/27)	2,024	1,884,142
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)(a)	1,889	1,727,982
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)(a)	1,608	1,446,910

		10,725,467

Airlines — 1.1%
American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	202	175,857
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	610	547,621
5.13%, 06/15/27 (Call 04/15/27)	4,500	4,387,635
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27(a)	4,573	4,402,579

		9,513,692

Apparel — 0.5%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)	2,418	2,217,935
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	1,114	1,007,680
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)	1,318	1,168,657

		4,394,272

Auto Manufacturers — 2.5%
American Honda Finance Corp., 2.35%, 01/08/27	1,602	1,424,258
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	1,815	1,661,251
6.80%, 10/01/27 (Call 08/01/27)(a)	2,254	2,284,745
General Motors Financial Co. Inc.
2.35%, 02/26/27 (Call 01/26/27)	2,095	1,777,209
2.70%, 08/20/27 (Call 06/20/27)(a)	1,816	1,531,796
4.35%, 01/17/27 (Call 10/17/26)(a)	2,742	2,527,685
5.00%, 04/09/27 (Call 03/09/27)	2,750	2,600,647
Honda Motor Co. Ltd., 2.53%, 03/10/27 (Call 02/10/27)(a)	450	402,557
PACCAR Financial Corp., 2.00%, 02/04/27	430	381,096
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	2,082	1,730,038
1.90%, 01/13/27	1,015	889,546
3.05%, 03/22/27	2,050	1,876,673
3.20%, 01/11/27	1,463	1,353,158
4.55%, 09/20/27	1,215	1,181,891

		21,622,550

Auto Parts & Equipment — 0.4%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	2,697	2,354,832

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(a)	$1,378	$1,245,560

		3,600,392

Banks — 14.7%
Banco Santander SA
4.25%, 04/11/27	2,325	2,099,382
5.29%, 08/18/27	3,345	3,088,271
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)(a)	5,227	4,668,861
Series L, 4.18%, 11/25/27 (Call 11/25/26)	4,819	4,418,300
Bank of Montreal
2.65%, 03/08/27(a)	3,665	3,247,740
Series H, 4.70%, 09/14/27 (Call 08/14/27)	575	550,804
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)	2,560	2,249,574
3.25%, 05/16/27 (Call 02/16/27)(a)	2,301	2,126,423
Bank of Nova Scotia (The)
1.95%, 02/02/27(a)	2,060	1,779,758
2.95%, 03/11/27	1,170	1,047,969
Canadian Imperial Bank of Commerce, 3.45%, 04/07/27(a)	2,150	1,961,123
Citigroup Inc., 4.45%, 09/29/27(a)	8,879	8,273,275
Credit Suisse AG/New York NY, 5.00%, 07/09/27	2,155	1,938,379
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	2,069	1,808,140
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)	1,529	1,339,817
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	6,889	6,392,992
5.95%, 01/15/27	2,211	2,231,363
ING Groep NV, 3.95%, 03/29/27	2,898	2,633,818
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	1,866	1,688,749
4.25%, 10/01/27	4,008	3,764,033
8.00%, 04/29/27	1,830	2,008,150
KeyBank NA/Cleveland OH, 4.39%, 12/14/27	500	472,940
KeyCorp, 2.25%, 04/06/27	2,072	1,780,345
Lloyds Banking Group PLC, 3.75%, 01/11/27	2,868	2,569,585
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	1,460	1,297,064
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	2,411	2,157,218
3.68%, 02/22/27(a)	2,226	2,043,535
Mizuho Financial Group Inc.
3.17%, 09/11/27(a)	2,336	2,044,093
3.66%, 02/28/27(a)	1,625	1,471,958
Morgan Stanley
3.63%, 01/20/27	6,126	5,651,051
3.95%, 04/23/27(a)	4,015	3,717,529
National Australia Bank Ltd., 3.91%, 06/09/27	1,190	1,123,408
Northern Trust Corp., 4.00%, 05/10/27 (Call 04/10/27)(a)	3,080	2,944,449
PNC Bank NA, 3.10%, 10/25/27 (Call 09/25/27)(a)	2,470	2,228,854
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)(a)	2,309	2,081,725
Royal Bank of Canada
2.05%, 01/21/27(a)	325	283,754
3.63%, 05/04/27(a)	2,660	2,450,232
4.24%, 08/03/27	2,625	2,467,132
6.00%, 11/01/27	60	60,376
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)(a)	2,707	2,448,238
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27(a)	1,050	906,518
3.35%, 10/18/27(a)	1,634	1,454,767
3.36%, 07/12/27	4,083	3,666,289

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.45%, 01/11/27	$2,537	$2,306,945
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	1,100	1,037,003
Toronto-Dominion Bank (The)
1.95%, 01/12/27	1,555	1,347,501
2.80%, 03/10/27	2,585	2,305,329
4.11%, 06/08/27	1,975	1,850,575
4.69%, 09/15/27	1,445	1,384,527
Truist Financial Corp., 1.13%, 08/03/27 (Call 06/03/27)(a)	2,480	2,012,644
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	3,535	3,252,200
Wells Fargo & Co., 4.30%, 07/22/27	5,750	5,374,525
Westpac Banking Corp.
3.35%, 03/08/27(a)	3,072	2,846,392
4.04%, 08/26/27(a)	1,400	1,330,084

		129,685,706

Beverages — 1.6%
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	3,222	2,797,598
2.90%, 05/25/27	1,086	1,003,627
3.38%, 03/25/27	2,458	2,335,911
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)(a)	1,445	1,329,487
4.35%, 05/09/27 (Call 04/09/27)(a)	620	592,503
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)(a)	1,285	1,174,567
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)	1,657	1,510,008
3.00%, 10/15/27 (Call 07/15/27)	3,619	3,342,291

		14,085,992

Biotechnology — 1.6%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	4,046	3,592,160
3.20%, 11/02/27 (Call 08/02/27)(a)	2,891	2,652,811
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	675	608,107
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	1,472	1,211,662
2.95%, 03/01/27 (Call 12/01/26)(a)	3,643	3,315,203
Royalty Pharma PLC, 1.75%, 09/02/27 (Call 07/02/27)(a)	2,773	2,286,006

		13,665,949

Building Materials — 0.5%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)	505	444,723
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)	940	784,543
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	700	640,171
3.50%, 12/15/27 (Call 09/15/27)(a)	1,595	1,451,578
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	663	593,511
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	981	916,430

		4,830,956

Chemicals — 1.8%
Air Products and Chemicals Inc., 1.85%, 05/15/27 (Call 03/15/27)(a)	1,796	1,567,549
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	1,260	1,193,825
Celanese U.S. Holdings LLC, 6.17%, 07/15/27 (Call 06/15/27)	4,455	4,209,039
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(a)	1,470	1,281,590
3.25%, 12/01/27 (Call 09/01/27)(a)	1,401	1,288,920
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	820	743,396
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	671	620,299
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	1,626	1,491,757

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)(a)	$3,726	$3,421,996

		15,818,371

Commercial Services — 1.1%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)(a)	1,913	1,804,495
Equifax Inc., 5.10%, 12/15/27 (Call 11/15/27)	270	260,296
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	2,361	2,016,129
4.95%, 08/15/27 (Call 07/15/27)	195	185,425
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	291	248,351
PayPal Holdings Inc., 3.90%, 06/01/27 (Call 05/01/27)(a)	460	437,143
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(b)	2,115	1,894,469
2.95%, 01/22/27 (Call 10/22/26)	1,523	1,393,758
United Rentals North America Inc., 3.88%, 11/15/27(a)	1,595	1,451,019

		9,691,085

Computers — 3.1%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)(a)	3,889	3,576,441
3.00%, 06/20/27 (Call 03/20/27)	1,449	1,352,250
3.00%, 11/13/27 (Call 08/13/27)	2,762	2,555,568
3.20%, 05/11/27 (Call 02/11/27)	3,778	3,539,873
3.35%, 02/09/27 (Call 11/09/26)	4,592	4,355,650
Dell International LLC/EMC Corp., 6.10%, 07/15/27 (Call 05/15/27)(a)	1,755	1,756,439
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)(a)	2,423	2,136,335
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	2,474	2,127,096
2.20%, 02/09/27 (Call 01/09/27)	1,510	1,337,331
3.30%, 01/27/27	1,112	1,030,757
4.15%, 07/27/27 (Call 06/27/27)(a)	1,215	1,161,102
6.22%, 08/01/27(a)	830	866,014
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)(a)	1,658	1,463,351

		27,258,207

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co., 3.10%, 08/15/27 (Call 07/15/27)	225	210,371
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	1,216	1,125,396
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/27	1,955	1,768,115
Procter & Gamble Co. (The)
1.90%, 02/01/27(a)	1,215	1,089,964
2.80%, 03/25/27	1,419	1,308,488
2.85%, 08/11/27(a)	2,243	2,063,403
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)(a)	2,495	2,279,207

		9,844,944

Diversified Financial Services — 6.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	2,177	1,900,652
4.63%, 10/15/27 (Call 08/15/27)(a)	1,280	1,150,976
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)(a)	1,765	1,477,252
3.63%, 04/01/27 (Call 01/01/27)(a)	1,168	1,029,242
3.63%, 12/01/27 (Call 09/01/27)	1,135	974,034
Ally Financial Inc., 4.75%, 06/09/27 (Call 05/09/27)(a)	2,080	1,902,285
American Express Co.
2.55%, 03/04/27 (Call 02/01/27)	3,530	3,101,846
3.30%, 05/03/27	3,288	2,979,586
5.85%, 11/05/27	580	579,582

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	$305	$278,740
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	6	5,040
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	2,477	2,242,403
3.75%, 03/09/27 (Call 02/09/27)	3,304	3,013,050
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	1,818	1,701,593
Charles Schwab Corp. (The)
2.45%, 03/03/27 (Call 02/03/27)	4,075	3,639,708
3.20%, 03/02/27 (Call 12/02/26)	1,488	1,368,826
3.30%, 04/01/27 (Call 01/01/27)(a)	1,396	1,286,456
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	2,744	2,499,043
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	844	770,867
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	1,676	1,520,836
4.00%, 09/15/27 (Call 08/15/27)	3,155	2,989,079
Jefferies Group LLC, 6.45%, 06/08/27	886	891,431
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27(a)	1,967	1,847,249
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	676	617,600
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	3,064	2,874,921
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	1,018	930,360
Nomura Holdings Inc.
2.33%, 01/22/27	2,696	2,296,102
5.39%, 07/06/27	1,190	1,142,828
ORIX Corp.
3.70%, 07/18/27(a)	752	688,915
5.00%, 09/13/27	1,055	1,021,071
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	1,045	924,721
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	2,446	2,105,346
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	1,297	1,080,634
1.90%, 04/15/27 (Call 02/15/27)(a)	3,783	3,339,973
2.75%, 09/15/27 (Call 06/15/27)	2,394	2,176,266

		58,348,513

Electric — 5.7%
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	540	508,156
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	1,335	1,146,391
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)(a)	1,621	1,453,016
5.75%, 11/01/27	200	199,470
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	882	806,792
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	394	348,410
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	1,177	1,062,631
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	719	662,595
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	993	896,371
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	786	708,878
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	942	868,929
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	747	674,160
Dominion Energy Inc., Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	592	549,121
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	1,729	1,559,662
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)(a)	1,505	1,396,234
Edison International, 5.75%, 06/15/27 (Call 04/15/27)(a)	2,048	2,000,486

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	$1,077	$971,583
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	580	531,031
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	1,290	1,157,143
4.60%, 07/01/27 (Call 06/01/27)(a)	575	552,150
Exelon Corp., 2.75%, 03/15/27 (Call 02/15/27)(a)(b)	1,085	972,659
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	1,051	950,346
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	792	730,050
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)(a)	1,410	1,271,200
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	929	856,036
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)(a)	915	831,790
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,690	1,462,475
3.55%, 05/01/27 (Call 02/01/27)	3,968	3,661,036
4.63%, 07/15/27 (Call 06/15/27)	780	750,578
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)(a)	1,285	1,182,020
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	1,898	1,559,378
3.30%, 03/15/27 (Call 12/15/26)	1,115	964,876
3.30%, 12/01/27 (Call 09/01/27)	2,547	2,162,632
5.45%, 06/15/27 (Call 05/15/27)	1,175	1,109,658
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	1,058	967,266
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)(a)	2,218	2,006,358
Southern California Edison Co., Series D, 4.70%, 06/01/27 (Call 05/01/27)	680	659,274
Southern Co. (The), 5.11%, 08/01/27	2,060	2,003,206
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	1,039	942,061
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	2,024	1,886,732
Series B, 3.75%, 05/15/27 (Call 04/15/27)	1,610	1,511,017
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)(a)	1,576	1,293,660
5.15%, 10/01/27 (Call 09/01/27)	245	241,026
Wisconsin Power and Light Co., 3.05%, 10/15/27 (Call 07/15/27)(a)	797	722,863
Xcel Energy Inc., 1.75%, 03/15/27 (Call 02/15/27)	1,276	1,094,821

		49,846,227

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	1,163	997,819

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	1,110	982,960
Honeywell International Inc., 1.10%, 03/01/27 (Call 02/01/27)(a)	2,273	1,952,462
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	785	705,841
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	1,225	1,135,158
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	1,708	1,635,171
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	1,087	990,040

		7,401,632

Entertainment — 0.8%
Magallanes Inc., 3.76%, 03/15/27 (Call 02/15/27)(b)	7,920	7,048,642

Environmental Control — 0.3%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	1,820	1,656,309
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(a)	1,246	1,136,577

		2,792,886

Food — 2.1%
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)	2,609	2,106,428

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)(a)	$1,828	$1,696,219
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 2.50%, 01/15/27 (Call 12/15/26)(b)	200	170,578
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)(a)	1,200	1,085,568
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	1,439	1,313,663
Kraft Heinz Foods Co., 3.88%, 05/15/27 (Call 02/15/27)(a)	3,335	3,126,296
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)(a)	1,272	1,176,816
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	1,905	1,734,541
Mondelez International Inc., 2.63%, 03/17/27	1,565	1,394,133
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	1,869	1,691,520
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	2,905	2,674,256

		18,170,018

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	931	813,871
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	1,233	1,186,158

		2,000,029

Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	714	650,533
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)(a)	460	407,624
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	2,523	2,308,696
Southern California Gas Co., 2.95%, 04/15/27 (Call 03/15/27)	1,115	1,008,072

		4,374,925

Hand & Machine Tools — 0.0%
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	36	33,659

Health Care - Products — 0.4%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)	3,826	3,289,633

Health Care - Services — 2.4%
Centene Corp., 4.25%, 12/15/27 (Call 12/15/22)	623	574,730
Elevance Health Inc., 3.65%, 12/01/27 (Call 09/01/27)	3,539	3,275,345
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(b)	1,925	1,704,838
4.50%, 02/15/27 (Call 08/15/26)	2,248	2,105,432
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,619	1,357,062
3.95%, 03/15/27 (Call 12/15/26)	1,529	1,431,786
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	1,721	1,576,694
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)(a)	1,412	1,299,774
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	1,140	1,064,395
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	1,320	1,248,746
2.95%, 10/15/27(a)	2,095	1,896,583
3.38%, 04/15/27	1,369	1,277,797
3.45%, 01/15/27(a)	2,517	2,363,992

		21,177,174

Holding Companies - Diversified — 1.3%
Ares Capital Corp., 2.88%, 06/15/27 (Call 05/15/27)(a)	1,535	1,263,719
Blackstone Private Credit Fund, 3.25%, 03/15/27 (Call 02/15/27)	2,290	1,900,105
Blackstone Secured Lending Fund, 2.13%, 02/15/27 (Call 01/15/27)(a)	1,490	1,198,690
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	1,055	849,697
3.25%, 07/15/27 (Call 06/15/27)	885	725,576
Golub Capital BDC Inc., 2.05%, 02/15/27 (Call 01/15/27)	945	755,972
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(a)	326	292,474

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Oaktree Specialty Lending Corp., 2.70%, 01/15/27 (Call 12/15/26)(a)	$890	$738,905
Owl Rock Capital Corp., 2.63%, 01/15/27 (Call 12/15/26)	1,345	1,075,986
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	765	615,251
OWL Rock Core Income Corp.
4.70%, 02/08/27 (Call 01/08/27)	459	401,056
7.75%, 09/16/27 (Call 08/16/27)(b)	640	624,218
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	855	685,736

		11,127,385

Home Builders — 0.8%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)(a)	1,504	1,209,863
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)	2,246	2,078,224
5.00%, 06/15/27 (Call 12/15/26)	976	917,811
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)(a)	1,266	1,217,651
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	1,386	1,277,823

		6,701,372

Home Furnishings — 0.2%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	1,538	1,374,234

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(a)	1,430	1,305,705
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	1,379	1,249,043
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)	1,640	1,369,285

		3,924,033

Insurance — 2.1%
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,353	1,267,057
Aon Corp., 8.21%, 01/01/27	735	769,508
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	1,230	1,092,006
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	863	790,258
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(a)	515	465,416
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	1,580	1,430,090
CNA Financial Corp., 3.45%, 08/15/27	1,815	1,640,542
Corebridge Financial Inc., 3.65%, 04/05/27 (Call 03/05/27)(b)	2,955	2,679,889
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)(a)	555	530,336
Manulife Financial Corp., 2.48%, 05/19/27 (Call 03/19/27)	1,408	1,249,009
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	1,329	1,192,485
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	921	838,718
Progressive Corp. (The)
2.45%, 01/15/27	864	776,511
2.50%, 03/15/27 (Call 02/15/27)	1,295	1,156,461
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	831	760,548
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)	1,820	1,714,677

		18,353,511

Internet — 3.0%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	4,196	3,605,665
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)(a)	3,137	2,641,856
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	4,004	3,408,245
3.15%, 08/22/27 (Call 05/22/27)(a)	7,105	6,579,372
3.30%, 04/13/27 (Call 03/13/27)	2,195	2,059,656
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	130	107,486
3.63%, 07/06/27(a)	1,265	1,130,088

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)(a)	$2,314	$2,128,903
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)	1,787	1,673,222
Meta Platforms Inc., 3.50%, 08/15/27 (Call 07/15/27)(b)	2,775	2,549,392
VeriSign Inc., 4.75%, 07/15/27(a)	815	784,022

		26,667,907

Iron & Steel — 0.2%
Nucor Corp., 4.30%, 05/23/27 (Call 04/23/27)	715	681,538
Steel Dynamics Inc., 1.65%, 10/15/27 (Call 08/15/27)	961	783,859

		1,465,397

Lodging — 0.0%
Marriott International Inc./MD, 5.00%, 10/15/27 (Call 09/15/27)	220	211,827

Machinery — 1.1%
Caterpillar Financial Services Corp.
1.10%, 09/14/27	1,632	1,361,855
1.70%, 01/08/27(a)	565	495,562
3.60%, 08/12/27	1,320	1,237,936
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,344	1,216,925
John Deere Capital Corp.
1.70%, 01/11/27	1,186	1,040,110
1.75%, 03/09/27	1,312	1,141,466
2.35%, 03/08/27(a)	1,075	963,490
2.80%, 09/08/27	1,204	1,086,056
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)(a)	1,041	913,946

		9,457,346

Manufacturing — 0.9%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(a)	1,654	1,489,890
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	1,700	1,550,876
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	1,816	1,650,599
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	1,701	1,553,932
4.25%, 09/15/27 (Call 08/15/27)(a)	510	483,669
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	1,541	1,404,883

		8,133,849

Media — 1.7%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	3,326	2,972,712
3.30%, 02/01/27 (Call 11/01/26)	3,163	2,929,413
3.30%, 04/01/27 (Call 02/01/27)	1,909	1,762,675
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	1,895	1,693,751
Paramount Global, 2.90%, 01/15/27 (Call 10/15/26)	2,220	1,955,598
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	2,306	2,110,820
Walt Disney Co. (The), 3.70%, 03/23/27	1,681	1,585,805

		15,010,774

Mining — 0.3%
Freeport-McMoRan Inc., 5.00%, 09/01/27(a)	1,600	1,528,752
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	1,491	1,382,068

		2,910,820

Oil & Gas — 2.9%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	2,203	2,014,511
3.54%, 04/06/27 (Call 02/06/27)	1,301	1,211,699
3.59%, 04/14/27 (Call 01/14/27)	1,685	1,572,476
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)(a)	3,157	2,884,456
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	3,033	2,799,277
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	15	14,075

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)	$2,218	$1,962,775
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	2,015	1,693,084
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(a)(b)	1,539	1,419,019
Devon Energy Corp., 5.25%, 10/15/27	658	653,124
Eni USA Inc., 7.30%, 11/15/27(a)	557	582,895
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	1,531	1,376,002
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)(a)	2,025	1,901,191
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	2,047	1,917,855
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	2,524	2,354,135
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)	1,440	1,236,182

		25,592,756

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	3,281	2,942,138

Packaging & Containers — 0.5%
Berry Global Inc., 1.65%, 01/15/27 (Call 12/15/26)(a)	1,471	1,213,163
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	1,421	1,278,744
Sonoco Products Co., 2.25%, 02/01/27 (Call 01/01/27)	891	778,948
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	1,109	992,699

		4,263,554

Pharmaceuticals — 4.6%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)(a)	2,184	1,994,079
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)(a)	1,999	1,840,079
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	3,874	3,598,985
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	2,039	1,694,287
3.25%, 02/27/27	110	102,954
3.45%, 11/15/27 (Call 08/15/27)	705	656,848
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	2,812	2,575,736
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	1,240	1,111,102
3.40%, 03/01/27 (Call 12/01/26)	3,475	3,199,224
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	5,047	4,184,518
3.63%, 04/01/27 (Call 02/01/27)	1,658	1,543,896
6.25%, 06/01/27	822	851,165
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)(a)	848	791,540
5.50%, 03/15/27(a)	145	149,117
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	3,726	3,155,140
2.95%, 03/03/27 (Call 12/03/26)	2,035	1,895,073
Merck & Co. Inc., 1.70%, 06/10/27 (Call 05/10/27)(a)	3,541	3,085,592
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	2,845	2,543,658
3.10%, 05/17/27 (Call 02/17/27)	2,274	2,118,231
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)(a)	1,836	1,501,646
Zoetis Inc., 3.00%, 09/12/27	2,186	1,962,307

		40,555,177

Pipelines — 3.6%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	1,239	1,145,703
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	3,452	3,370,740
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)	695	674,407
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)(a)	1,889	1,734,669
Energy Transfer LP
4.00%, 10/01/27 (Call 07/01/27)	1,828	1,655,254
4.20%, 04/15/27 (Call 01/15/27)	1,126	1,036,235

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.40%, 03/15/27 (Call 12/15/26)	$1,772	$1,647,322
5.50%, 06/01/27 (Call 03/01/27)	2,276	2,215,254
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)(a)	1,548	1,460,259
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	3,017	2,803,517
4.25%, 12/01/27 (Call 09/01/27)(a)	1,865	1,721,563
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)(a)	1,150	1,066,257
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	1,598	1,448,779
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)(a)	3,735	3,599,195
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)	800	771,104
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27(a)	780	773,924
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	934	869,292
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	833	863,038
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)(a)	3,264	2,997,462

		31,853,974

Real Estate Investment Trusts — 5.3%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	1,159	1,086,076
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)	1,893	1,658,287
3.13%, 01/15/27 (Call 10/15/26)	1,078	960,638
3.55%, 07/15/27 (Call 04/15/27)(a)	1,910	1,709,049
3.65%, 03/15/27 (Call 02/15/27)(a)	1,215	1,099,551
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	926	843,493
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)(a)	1,240	1,072,116
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	871	780,869
Crown Castle Inc.
3.65%, 09/01/27 (Call 06/01/27)(a)	2,730	2,469,340
4.00%, 03/01/27 (Call 12/01/26)(a)	1,602	1,484,782
Crown Castle International Corp., 2.90%, 03/15/27 (Call 02/15/27)	1,210	1,069,434
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)(a)	2,309	2,102,090
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	600	498,462
Equinix Inc., 1.80%, 07/15/27 (Call 05/15/27)	1,658	1,380,401
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	1,132	1,007,684
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	550	502,095
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	956	859,970
Healthcare Realty Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)(a)	1,411	1,283,516
Healthpeak Properties Inc., 1.35%, 02/01/27 (Call 01/01/27)(a)	786	661,474
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)(a)	675	610,186
Hudson Pacific Properties LP, 3.95%, 11/01/27 (Call 08/01/27)	566	475,797
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	445	406,806
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)(a)	996	902,057
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	1,478	1,354,868
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	720	640,699
Office Properties Income Trust, 2.40%, 02/01/27 (Call 01/01/27)	918	631,749
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)(a)	1,161	1,057,276
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)(a)	595	552,630

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	$1,258	$1,104,511
3.38%, 12/15/27	791	722,357
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	1,311	1,188,933
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	1,472	1,324,815
3.95%, 08/15/27 (Call 05/15/27)(a)	1,831	1,697,447
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	1,306	1,196,662
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	1,476	1,251,294
3.38%, 06/15/27 (Call 03/15/27)(a)	1,468	1,335,909
3.38%, 12/01/27 (Call 09/01/27)(a)	1,837	1,648,230
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)(a)	1,413	1,303,210
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	1,160	1,005,674
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)(a)	415	364,175
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)(a)	942	856,626
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)(a)	926	855,383
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)	1,256	1,111,020
Weyerhaeuser Co., 6.95%, 10/01/27(a)	711	747,510

		46,875,151

Retail — 3.5%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)(a)	1,223	998,812
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)(a)	916	801,088
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)(a)	1,454	1,357,207
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	2,928	2,523,585
3.00%, 05/18/27 (Call 02/18/27)(a)	2,470	2,301,002
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	1,489	1,388,582
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	1,771	1,662,916
4.63%, 11/01/27 (Call 10/01/27)	280	270,351
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)(a)	1,825	1,650,822
2.80%, 09/14/27 (Call 06/14/27)(a)	2,372	2,158,971
2.88%, 04/15/27 (Call 03/15/27)	1,985	1,824,890
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	3,376	3,082,896
3.35%, 04/01/27 (Call 03/01/27)(a)	1,765	1,632,590
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)	2,028	1,901,838
3.50%, 07/01/27 (Call 05/01/27)	2,509	2,336,029
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)(a)	1,767	1,630,411
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	1,503	1,310,390
Target Corp., 1.95%, 01/15/27 (Call 12/15/26)	1,665	1,492,073
Walmart Inc., 5.88%, 04/05/27(a)	820	859,860

		31,184,313

Semiconductors — 3.1%
Analog Devices Inc., 3.45%, 06/15/27	1,456	1,353,308
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)(a)	3,163	2,973,695
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	5,993	5,511,582
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)	2,618	2,417,985
3.75%, 03/25/27 (Call 01/25/27)(a)	2,937	2,787,096
3.75%, 08/05/27 (Call 07/05/27)	120	112,929
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	2,407	2,235,164
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27 (Call 03/01/27)	1,191	1,053,880
4.40%, 06/01/27 (Call 05/01/27)	915	858,105
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)(a)	5,292	4,915,792

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	$2,019	$1,841,227
TSMC Arizona Corp., 3.88%, 04/22/27 (Call 03/22/27)	1,225	1,146,710

		27,207,473

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	1,861	1,659,435

Software — 4.0%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	1,180	1,092,173
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	2,704	2,429,625
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	1,972	1,812,268
Fidelity National Information Services Inc., 4.70%, 07/15/27 (Call 06/15/27)	315	301,405
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)	2,961	2,561,176
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)(a)	1,913	1,615,643
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	7,508	7,140,258
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	4,548	4,021,433
3.25%, 11/15/27 (Call 08/15/27)(a)	5,973	5,304,801
Roper Technologies Inc., 1.40%, 09/15/27 (Call 07/15/27)	1,585	1,303,155
Take-Two Interactive Software Inc., 3.70%, 04/14/27 (Call 03/14/27)	1,775	1,641,662
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	2,811	2,575,776
4.65%, 05/15/27 (Call 03/15/27)	1,630	1,542,273
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	1,815	1,674,809

		35,016,457

Telecommunications — 4.0%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	4,309	3,760,594
3.80%, 02/15/27 (Call 11/15/26)	2,197	2,056,392
4.25%, 03/01/27 (Call 12/01/26)(a)	3,761	3,596,983
Rogers Communications Inc., 3.20%, 03/15/27 (Call 02/15/27)(a)(b)	2,490	2,259,849
Telefonica Emisiones SA, 4.10%, 03/08/27	3,376	3,092,686
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	1,895	1,707,338
3.70%, 09/15/27 (Call 06/15/27)	1,523	1,411,014
T-Mobile USA Inc.
3.75%, 04/15/27 (Call 02/15/27)	8,810	8,131,894
5.38%, 04/15/27(a)	1,080	1,070,388
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	1,790	1,624,121
4.13%, 03/16/27(a)	7,297	6,946,014

		35,657,273

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	1,394	1,250,878

Transportation — 1.3%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)	1,225	1,135,575

Security	Par/ Shares (000)	Value

Transportation (continued)
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	$2,121	$1,944,745
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)(a)	1,341	1,223,636
7.80%, 05/15/27	153	166,990
Ryder System Inc.
2.85%, 03/01/27 (Call 02/01/27)(a)	1,425	1,265,827
4.30%, 06/15/27 (Call 05/15/27)	965	900,519
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,247	1,110,503
3.00%, 04/15/27 (Call 01/15/27)(a)	1,252	1,148,435
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)(a)	2,516	2,312,632
Walmart Inc., 3.95%, 09/09/27 (Call 08/09/27)	275	266,274

		11,475,136

Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	776	703,723

Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	925	767,315

Water — 0.1%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)(a)	1,273	1,147,329

Total Long-Term Investments — 98.7% (Cost: $961,729,495)		870,512,926

Short-Term Securities

Money Market Funds — 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	86,123	86,106,217
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	4,367	4,367,000

Total Short-Term Securities — 10.3% (Cost: $90,477,615)		90,473,217

Total Investments — 109.0% (Cost: $1,052,207,110)		960,986,143

Liabilities in Excess of Other Assets — (9.0)%		(79,128,093)

Net Assets — 100.0%		$881,858,050

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,469,640	$29,688,934	(a)	$—	$(40,155)	$(12,202)	$86,106,217	86,123	$181,432	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,717,000	1,650,000	(a)	—	—	—	4,367,000	4,367	31,194		—

					$(40,155)	$(12,202)	$90,473,217		$212,626		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$870,512,926	$—	$870,512,926
Money Market Funds	90,473,217	—	—	90,473,217

	$90,473,217	$870,512,926	$—	$960,986,143

See notes to financial statements.

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$1,226	$1,132,591

Aerospace & Defense — 3.1%
Boeing Co. (The)
3.25%, 02/01/28 (Call 12/01/27)(a)	1,795	1,559,747
3.25%, 03/01/28 (Call 12/01/27)	905	779,015
3.45%, 11/01/28 (Call 08/01/28)	785	669,299
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	2,192	2,049,147
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	3,476	3,255,115
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	3,806	3,443,136
Raytheon Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	5,262	4,899,974
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	706	585,465

		17,240,898

Agriculture — 1.0%
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	3,406	2,695,304
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	1,946	1,726,880
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)(a)	1,129	986,724

		5,408,908

Airlines — 0.6%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	414	361,959
Series 2016-2, Class AA, 3.20%, 12/15/29	575	488,200
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	509	426,055
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	564	476,020
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	861	736,263
Series 2016-2, Class AA, 2.88%, 04/07/30	735	615,407

		3,103,904

Auto Manufacturers — 1.8%
American Honda Finance Corp.
2.00%, 03/24/28	1,493	1,254,075
3.50%, 02/15/28	1,350	1,229,053
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)(a)	1,654	1,532,547
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)(a)	2,054	1,664,521
2.40%, 10/15/28 (Call 08/15/28)	1,348	1,064,367
3.85%, 01/05/28 (Call 10/05/27)(a)	852	750,510
Toyota Motor Corp., 3.67%, 07/20/28	552	510,882
Toyota Motor Credit Corp.
1.90%, 04/06/28	1,200	1,015,932
3.05%, 01/11/28	1,046	946,274

		9,968,161

Banks — 10.1%
Banco Santander SA
3.80%, 02/23/28	2,210	1,877,815
4.38%, 04/12/28(a)	2,050	1,801,520
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)(a)	950	772,540
3.00%, 10/30/28 (Call 07/30/28)	960	825,408
3.40%, 01/29/28 (Call 10/29/27)	1,614	1,467,804
3.85%, 04/28/28(a)	1,894	1,760,662
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	2,215	1,946,763
4.84%, 05/09/28 (Call 05/07/27)	3,870	3,282,457

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
4.13%, 07/25/28	$4,014	$3,616,895
6.63%, 01/15/28(a)	770	798,313
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	1,865	1,665,352
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	1,334	1,217,408
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,050	1,038,660
ING Groep NV, 4.55%, 10/02/28	2,545	2,293,605
KeyBank NA/Cleveland OH, 6.95%, 02/01/28	640	651,904
KeyCorp, 4.10%, 04/30/28	1,723	1,583,540
Lloyds Banking Group PLC
4.38%, 03/22/28	2,765	2,464,666
4.55%, 08/16/28	2,415	2,163,961
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28(a)	2,971	2,714,038
4.05%, 09/11/28(a)	1,753	1,588,043
Mizuho Financial Group Inc., 4.02%, 03/05/28(a)	2,215	1,993,921
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)(a)	1,472	1,358,950
PNC Bank NA
3.25%, 01/22/28 (Call 12/23/27)	1,265	1,145,192
4.05%, 07/26/28	2,475	2,248,587
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	1,660	1,349,480
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	3,922	3,115,441
3.54%, 01/17/28(a)	1,071	959,648
3.94%, 07/19/28	1,089	980,296
4.31%, 10/16/28	1,111	1,018,543
SVB Financial Group, 2.10%, 05/15/28 (Call 03/15/28)	930	737,369
U.S. Bancorp., 3.90%, 04/26/28(a)	2,178	2,033,838
Westpac Banking Corp.
1.95%, 11/20/28	1,409	1,167,624
3.40%, 01/25/28(a)	2,121	1,949,199

		55,589,442

Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)	4,661	4,405,437
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	2,124	1,747,776
1.50%, 03/05/28(a)	1,117	947,060
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	1,474	1,337,935
4.65%, 11/15/28 (Call 08/15/28)	1,180	1,116,799
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	795	744,836
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	1,910	1,830,448
PepsiCo Inc., 3.60%, 02/18/28 (Call 01/18/28)(a)	1,655	1,557,388

		13,687,679

Biotechnology — 0.4%
Amgen Inc., 1.65%, 08/15/28 (Call 06/15/28)	2,425	1,994,514

Building Materials — 0.2%
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	1,350	1,080,324

Chemicals — 1.5%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	1,205	1,150,847
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	4,425	4,241,761
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	1,219	1,108,680
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	440	399,199
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	1,577	1,445,731

		8,346,218

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 1.1%
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	$1,557	$1,324,851
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	1,020	837,736
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	1,123	1,021,627
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	1,430	1,284,026
S&P Global Inc., 4.75%, 08/01/28 (Call 05/01/28)(b)	1,855	1,798,367

		6,266,607

Computers — 1.9%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	3,572	2,976,905
1.40%, 08/05/28 (Call 06/05/28)	3,550	2,940,785
Dell Inc., 7.10%, 04/15/28	525	542,819
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	1,098	908,134
HP Inc., 4.75%, 01/15/28 (Call 12/15/27)	1,910	1,784,914
International Business Machines Corp., 6.50%, 01/15/28(a)	645	681,771
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)	715	516,866

		10,352,194

Cosmetics & Personal Care — 0.4%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	2,311	2,130,719

Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	6,700	5,411,724
3.88%, 01/23/28 (Call 10/23/27)	1,024	883,036
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	1,059	817,389
4.63%, 10/01/28 (Call 07/01/28)(a)	1,084	960,467
Ally Financial Inc., 2.20%, 11/02/28 (Call 09/02/28)(a)	1,487	1,141,644
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	1,953	1,748,970
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)(a)	2,871	2,565,382
Charles Schwab Corp. (The)
2.00%, 03/20/28 (Call 01/20/28)(a)	1,924	1,639,344
3.20%, 01/25/28 (Call 10/25/27)	1,598	1,446,334
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	965	903,607
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)	1,282	1,173,133
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	955	865,488
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	1,379	1,283,890
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)	1,146	1,066,353
Nomura Holdings Inc., 2.17%, 07/14/28	1,893	1,498,026

		23,404,787

Electric — 7.9%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	813	736,464
Ameren Corp., 1.75%, 03/15/28 (Call 01/15/28)	952	780,231
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	1,000	927,430
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	1,253	1,161,381
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	699	645,450
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	1,354	1,221,484
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)(a)	147	132,629
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	1,520	1,394,174
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	803	742,920
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	530	493,552
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	661	609,468
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	948	883,991
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)(a)	941	792,275

Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)(a)	$1,251	$1,165,532
Series A, 6.00%, 12/01/28	470	483,790
Duke Energy Corp., 4.30%, 03/15/28 (Call 02/15/28)	1,500	1,410,210
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	902	836,199
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	593	546,218
Edison International, 4.13%, 03/15/28 (Call 12/15/27)(a)	1,092	973,027
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	1,564	1,427,588
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	305	281,305
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)(a)	1,481	1,210,051
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	551	489,464
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	920	795,745
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	790	708,282
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	601	554,639
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)(a)	1,170	1,096,489
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	760	690,825
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	1,419	1,296,214
3.90%, 11/01/28 (Call 08/01/28)	904	832,584
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	3,045	2,517,271
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)(a)	810	742,454
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	1,706	1,569,742
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)(a)	1,175	970,209
3.75%, 07/01/28	1,692	1,444,663
4.65%, 08/01/28 (Call 05/01/28)	630	548,232
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	790	731,500
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	745	682,509
3.70%, 05/01/28 (Call 02/01/28)	750	695,685
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	1,124	927,727
Sempra Energy, 3.40%, 02/01/28	1,860	1,661,836
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	971	885,669
Southern Co. (The), Series 21-B, 1.75%, 03/15/28	959	785,028
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,233	1,129,736
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	1,337	1,244,907
WEC Energy Group Inc., 2.20%, 12/15/28 (Call 10/15/28)	1,114	914,104
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)(a)	275	229,224
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)(a)	775	722,284

		43,722,391

Electronics — 1.0%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	1,206	1,075,873
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	1,139	1,035,419
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	769	694,522
TD SYNNEX Corp., 2.38%, 08/09/28 (Call 06/09/28)	1,095	870,777
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	1,284	1,207,654
Vontier Corp., 2.40%, 04/01/28 (Call 02/01/28)	1,090	845,480

		5,729,725

Environmental Control — 0.6%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	1,633	1,518,004

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	$1,200	$1,117,704
Waste Management Inc., 1.15%, 03/15/28 (Call 01/15/28)	852	690,009

		3,325,717

Food — 2.2%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	2,193	2,059,402
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	2,627	2,487,165
7.00%, 10/01/28(a)	610	633,601
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	2,667	2,525,302
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)	1,235	1,039,858
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.13%, 02/01/28 (Call 01/01/28)(b)	1,475	1,379,804
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)(a)	1,593	1,502,390
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(a)	435	408,904

		12,036,426

Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28 (Call 07/15/28)	875	693,236

Gas — 0.2%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	450	416,430
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	440	399,793
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)(a)	515	455,167

		1,271,390

Hand & Machine Tools — 0.2%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)(a)	690	630,971
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)(a)	711	668,887

		1,299,858

Health Care - Products — 1.5%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)	1,283	1,065,878
Baxter International Inc., 2.27%, 12/01/28 (Call 10/01/28)	2,165	1,780,215
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)(a)	540	511,591
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,527	1,419,942
PerkinElmer Inc., 1.90%, 09/15/28 (Call 07/15/28)	1,160	926,492
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)(a)	1,075	998,438
Thermo Fisher Scientific Inc., 1.75%, 10/15/28 (Call 08/15/28)(a)	2,000	1,666,220

		8,368,776

Health Care - Services — 2.0%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	500	460,345
Centene Corp., 2.45%, 07/15/28 (Call 05/15/28)	75	61,690
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	754	696,130
Elevance Health Inc., 4.10%, 03/01/28 (Call 12/01/27)	2,306	2,165,542
HCA Inc., 5.63%, 09/01/28 (Call 03/01/28)	3,100	2,981,890
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	570	533,645
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	430	386,222
UnitedHealth Group Inc.
3.85%, 06/15/28	2,531	2,356,209
3.88%, 12/15/28	1,532	1,425,128
5.25%, 02/15/28	150	150,361

		11,217,162

Holding Companies - Diversified — 1.1%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	2,552	2,000,538
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)(a)	1,250	954,838

Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)(a)	$1,535	$1,177,667
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	1,745	1,315,957
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	665	487,950

		5,936,950

Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)(a)	605	527,330

Household Products & Wares — 0.7%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)(a)	1,270	1,207,770
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)(a)	1,459	1,361,495
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)(a)	1,525	1,435,788

		4,005,053

Insurance — 2.4%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	665	616,375
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	662	618,348
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	838	785,214
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	1,951	1,737,463
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	475	496,522
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	2,830	2,623,636
7.00%, 04/01/28	735	773,014
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	1,187	1,092,313
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)(a)	929	856,232
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(a)	1,010	958,197
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)(a)	1,194	1,093,967
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)(a)	786	738,337
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	1,230	1,130,432

		13,520,050

Internet — 1.2%
Amazon.com Inc., 1.65%, 05/12/28 (Call 03/12/28)	3,453	2,916,991
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)	535	471,469
4.88%, 11/14/28 (Call 08/14/28)(a)	580	518,851
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	1,394	1,268,177
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)(a)	1,562	1,388,727

		6,564,215

Iron & Steel — 0.2%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	1,040	956,571

Lodging — 0.4%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	800	714,384
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	383	354,497
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,072	967,330

		2,036,211

Machinery — 1.2%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)(a)	260	242,822
John Deere Capital Corp.
1.50%, 03/06/28	1,016	848,137
3.05%, 01/06/28	868	791,373
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	900	805,212
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	634	582,633
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	2,643	2,465,866
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)(a)	967	811,516

		6,547,559

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.6%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	$1,339	$1,233,554
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)	735	646,469
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	1,400	1,278,060

		3,158,083

Media — 4.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	2,101	1,849,825
4.20%, 03/15/28 (Call 12/15/27)	2,490	2,228,674
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	3,263	2,942,769
3.55%, 05/01/28 (Call 02/01/28)	2,029	1,855,906
4.15%, 10/15/28 (Call 07/15/28)	7,255	6,806,786
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)(a)	3,302	2,865,476
Paramount Global
3.38%, 02/15/28(a)	1,083	937,824
3.70%, 06/01/28 (Call 03/01/28)(a)	1,108	975,029
TCI Communications Inc., 7.13%, 02/15/28(a)	634	679,623
Walt Disney Co. (The), 2.20%, 01/13/28(a)	2,509	2,183,432

		23,325,344

Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	746	685,992

Mining — 1.0%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28 (Call 09/01/28)(a)	1,200	960,696
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	1,525	1,368,840
4.38%, 08/01/28 (Call 08/01/23)	1,402	1,264,744
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	1,523	1,635,672

		5,229,952

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	1,010	828,564
4.25%, 04/01/28	1,102	972,493

		1,801,057

Oil & Gas — 3.4%
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	2,023	1,878,133
4.23%, 11/06/28 (Call 08/06/28)	3,692	3,475,612
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	1,195	1,091,226
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	1,491	1,414,139
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	2,053	1,838,913
Devon Energy Corp., 5.88%, 06/15/28 (Call 06/15/23)	545	542,994
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)	20	19,465
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	892	801,105
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	1,835	1,694,824
Phillips 66 Co., 3.75%, 03/01/28 (Call 12/01/27)(b)	704	633,326
Shell International Finance BV, 3.88%, 11/13/28	2,532	2,368,990
TotalEnergies Capital SA, 3.88%, 10/11/28	2,436	2,273,251
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)(a)	886	834,142

		18,866,120

Packaging & Containers — 0.5%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	702	643,994

Security	Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	$1,088	$976,632
4.00%, 03/15/28 (Call 12/15/27)	1,356	1,234,353

		2,854,979

Pharmaceuticals — 7.6%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	3,230	3,039,721
Astrazeneca Finance LLC, 1.75%, 05/28/28 (Call 03/28/28)	2,530	2,117,003
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	2,635	2,497,479
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)(a)	6,760	6,353,589
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	8,700	8,168,169
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28(a)	3,321	3,116,094
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	2,789	2,563,537
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	611	566,324
Merck & Co. Inc., 1.90%, 12/10/28 (Call 10/10/28)	2,167	1,816,574
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	732	767,648
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	1,528	1,369,898
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	2,193	2,052,714
Pharmacia LLC, 6.60%, 12/01/28(a)	1,360	1,454,561
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	2,228	2,077,410
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(a)	3,175	3,064,986
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)(a)	1,256	1,158,911

		42,184,618

Pipelines — 3.6%
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	1,650	1,530,094
4.95%, 06/15/28 (Call 03/15/28)(a)	1,490	1,389,023
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	1,960	1,805,513
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	1,982	1,852,793
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	2,519	2,280,224
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	1,752	1,591,692
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	2,757	2,516,562
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28 (Call 01/15/23)	1,465	1,351,228
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	990	1,025,620
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	2,881	2,676,651
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	881	807,666
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	1,121	1,057,518

		19,884,584

Real Estate Investment Trusts — 7.4%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	899	718,427
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	640	584,998
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	1,147	1,046,454
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	1,470	1,165,960
3.60%, 01/15/28 (Call 10/15/27)	1,541	1,366,805
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	280	228,231
3.20%, 01/15/28 (Call 10/15/27)	963	863,233
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	2,034	1,834,058
Brixmor Operating Partnership LP, 2.25%, 04/01/28 (Call 02/01/28)	869	694,948
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	920	846,483
Crown Castle Inc., 3.80%, 02/15/28 (Call 11/15/27)	2,133	1,923,795
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	1,085	870,116

72	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP
4.45%, 07/15/28 (Call 04/15/28)(a)	$1,564	$1,443,838
5.55%, 01/15/28 (Call 12/15/27)	525	510,331
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	700	573,538
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	1,392	1,113,224
2.00%, 05/15/28 (Call 03/15/28)	455	369,123
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	1,085	973,440
4.15%, 12/01/28 (Call 09/01/28)	971	884,746
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	475	381,534
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	1,115	1,040,094
Healthpeak Properties Inc., 2.13%, 12/01/28 (Call 10/01/28)	840	680,812
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)(a)	874	774,513
Hudson Pacific Properties LP, 5.95%, 02/15/28 (Call 01/15/28)	20	18,700
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)(a)	1,085	863,617
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	790	710,060
Kimco Realty Corp., 1.90%, 03/01/28 (Call 01/01/28)	656	532,351
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	808	742,843
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	690	626,451
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)(a)	1,029	923,661
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	808	723,661
Prologis LP
3.88%, 09/15/28 (Call 06/15/28)(a)	665	612,146
4.00%, 09/15/28(a)	749	691,439
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	1,293	1,072,763
1.95%, 11/09/28 (Call 09/09/28)	1,035	851,919
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	700	580,475
3.40%, 01/15/28 (Call 11/15/27)(a)	1,416	1,269,076
3.65%, 01/15/28 (Call 10/15/27)	1,278	1,160,258
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	875	794,412
Simon Property Group LP, 1.75%, 02/01/28 (Call 11/01/27)(a)	1,782	1,459,387
Spirit Realty LP, 2.10%, 03/15/28 (Call 01/15/28)	980	771,848
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	910	828,955
Sun Communities Operating LP, 2.30%, 11/01/28 (Call 09/01/28)	450	359,105
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	385	339,220
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	1,065	962,440
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	2,390	2,182,357
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	1,266	1,161,125

		41,126,970

Retail — 3.9%
AutoNation Inc., 1.95%, 08/01/28 (Call 06/01/28)	850	652,384
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	1,303	1,208,637
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	893	835,026
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	2,680	2,495,536
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	1,180	958,254
1.50%, 09/15/28 (Call 07/15/28)	1,540	1,271,239
3.90%, 12/06/28 (Call 09/06/28)(a)	1,918	1,811,378
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	2,193	1,777,383
1.70%, 09/15/28 (Call 07/15/28)(a)	2,031	1,660,586
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	2,215	2,071,424

Security	Par (000)	Value

Retail (continued)
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)(a)	$1,375	$1,297,340
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	1,551	1,426,780
4.00%, 11/15/28 (Call 08/15/28)(a)	1,439	1,335,665
TJX Companies Inc. (The), 1.15%, 05/15/28 (Call 03/15/28)	961	776,469
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)(a)	2,206	2,091,090

		21,669,191

Semiconductors — 2.7%
Analog Devices Inc., 1.70%, 10/01/28 (Call 08/01/28)	1,625	1,343,436
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	1,490	1,311,885
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	1,447	1,183,516
4.11%, 09/15/28 (Call 06/15/28)(a)	2,172	1,951,607
Intel Corp., 1.60%, 08/12/28 (Call 06/12/28)	2,355	1,943,581
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	1,213	989,238
4.88%, 06/22/28 (Call 03/22/28)	1,355	1,244,202
NVIDIA Corp., 1.55%, 06/15/28 (Call 04/15/28)	2,432	2,010,024
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(a)	1,217	1,171,241
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	2,377	1,945,741

		15,094,471

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28 (Call 06/16/28)	1,188	954,772

Software — 2.5%
Fidelity National Information Services Inc., 1.65%, 03/01/28 (Call 01/01/28)(a)	1,781	1,453,332
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	2,307	2,136,997
Oracle Corp., 2.30%, 03/25/28 (Call 01/25/28)(a)	3,845	3,211,998
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	1,712	1,587,418
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	1,895	1,584,750
3.70%, 04/11/28 (Call 01/11/28)(a)	2,893	2,730,240
VMware Inc., 1.80%, 08/15/28 (Call 06/15/28)	1,429	1,128,638

		13,833,373

Telecommunications — 5.7%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	3,988	3,290,300
4.10%, 02/15/28 (Call 11/15/27)	2,950	2,759,194
British Telecommunications PLC, 5.13%, 12/04/28	1,690	1,550,862
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	1,584	1,485,681
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	3,376	2,799,852
4.75%, 02/01/28 (Call 02/01/23)	2,000	1,897,200
Verizon Communications Inc.
2.10%, 03/22/28 (Call 01/22/28)	6,134	5,156,302
4.33%, 09/21/28	7,369	6,916,322
Vodafone Group PLC, 4.38%, 05/30/28	5,865	5,519,317

		31,375,030

Transportation — 2.4%
Canadian National Railway Co., 6.90%, 07/15/28(a)	854	919,160
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)	1,373	1,282,945
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,268	1,159,484
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	1,815	1,693,849

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	$1,323	$1,195,397
4.20%, 10/17/28 (Call 07/17/28)(a)	839	774,137
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,130	998,366
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)(a)	1,479	1,369,051
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	2,245	2,113,398
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)(a)	2,052	1,714,364

		13,220,151

Trucking & Leasing — 0.2%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	425	373,133
4.55%, 11/07/28 (Call 08/07/28)	942	864,247

		1,237,380

Water — 0.3%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	1,102	1,015,956
United Utilities PLC, 6.88%, 08/15/28(a)	605	624,499

		1,640,455

Total Long-Term Investments — 98.6% (Cost: $608,257,717)		545,608,088

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	37,807	$37,798,990
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	1,900	1,900,000

Total Short-Term Securities — 7.2% (Cost: $39,698,965)		39,698,990

Total Investments — 105.8% (Cost: $647,956,682)		585,307,078

Liabilities in Excess of Other Assets — (5.8)%		(32,213,924)

Net Assets — 100.0%		$553,093,154

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$21,666,005	$16,148,669	(a)	$—	$(11,393)	$(4,291)	$37,798,990	37,807	$48,942	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	1,370,000	(a)	—	—	—	1,900,000	1,900	15,883		—

					$(11,393)	$(4,291)	$39,698,990		$64,825		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$545,608,088	$—	$545,608,088
Money Market Funds	39,698,990	—	—	39,698,990

	$39,698,990	$545,608,088	$—	$585,307,078

See notes to financial statements.

74	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$1,052	$876,695
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)	594	494,826
Raytheon Technologies Corp., 7.50%, 09/15/29	440	486,842

		1,858,363

Agriculture — 1.2%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	2,351	2,164,307
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)	532	429,473
Philip Morris International Inc., 3.38%, 08/15/29 (Call 05/15/29)	879	751,818

		3,345,598

Airlines — 0.2%
American Airlines Pass Through Trust
Series 2017-1, Class AA, 3.65%, 08/15/30	104	92,228
Series 2017-2, Class AA, 3.35%, 04/15/31	493	416,750

		508,978

Auto Manufacturers — 1.9%
American Honda Finance Corp., 2.25%, 01/12/29	738	615,381
General Motors Co., 5.40%, 10/15/29 (Call 08/15/29)	1,245	1,153,966
General Motors Financial Co. Inc.
4.30%, 04/06/29 (Call 02/06/29)	1,190	1,045,498
5.65%, 01/17/29 (Call 10/17/28)(a)	712	671,864
Toyota Motor Corp., 2.76%, 07/02/29	592	513,418
Toyota Motor Credit Corp.
3.65%, 01/08/29	742	680,800
4.45%, 06/29/29	865	829,665

		5,510,592

Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	300	267,762
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	444	389,739

		657,501

Banks — 7.4%
Banco Santander SA, 3.31%, 06/27/29	1,197	997,903
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	1,018	880,977
3.85%, 04/26/29 (Call 02/26/29)	335	300,361
Series J, 1.90%, 01/25/29 (Call 11/25/28)	619	499,706
Comerica Inc., 4.00%, 02/01/29	603	550,020
ING Groep NV, 4.05%, 04/09/29	1,179	1,028,748
KeyBank NA/Cleveland OH, 3.90%, 04/13/29	486	420,356
KeyCorp, 2.55%, 10/01/29	745	599,896
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	2,190	1,834,213
3.74%, 03/07/29	1,661	1,461,946
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	611	537,827
PNC Bank NA, 2.70%, 10/22/29	971	788,705
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)	1,776	1,559,772
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29	530	429,639
2.72%, 09/27/29	572	460,420
3.04%, 07/16/29	2,869	2,370,052
3.20%, 09/17/29	680	558,532
Truist Financial Corp., 3.88%, 03/19/29	928	826,384
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	1,201	1,015,181
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	379	339,455
Wells Fargo & Co.
4.15%, 01/24/29 (Call 10/24/28)	2,961	2,694,451
Series B, 7.95%, 11/15/29	200	212,558

Security	Par (000)	Value

Banks (continued)
Wintrust Financial Corp., 4.85%, 06/06/29	$320	$287,498
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	475	379,924

		21,034,524

Beverages — 3.7%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)(a)	4,618	4,496,778
Coca-Cola Co. (The), 2.13%, 09/06/29	1,317	1,107,676
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	959	820,974
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)(a)	1,193	987,876
Keurig Dr Pepper Inc., 3.95%, 04/15/29 (Call 02/15/29)	1,195	1,088,095
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)	1,472	1,276,180
7.00%, 03/01/29	564	622,735

		10,400,314

Biotechnology — 0.6%
Amgen Inc.
3.00%, 02/22/29 (Call 12/22/28)	1,257	1,101,346
4.05%, 08/18/29 (Call 06/18/29)	530	488,941

		1,590,287

Building Materials — 0.4%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	603	495,196
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	634	557,045

		1,052,241

Chemicals — 2.3%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	350	303,334
Celanese U.S. Holdings LLC, 6.33%, 07/15/29 (Call 05/15/29)	941	875,817
Dow Chemical Co. (The), 7.38%, 11/01/29	1,015	1,098,971
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	520	443,409
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	864	752,907
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	785	718,911
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)(a)	434	367,216
Rohm & Haas Co., 7.85%, 07/15/29	655	718,790
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	478	433,599
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)(a)	924	783,072

		6,496,026

Commercial Services — 2.7%
Global Payments Inc.
3.20%, 08/15/29 (Call 05/15/29)	1,506	1,250,582
5.30%, 08/15/29 (Call 06/15/29)	400	376,732
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)	345	320,892
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)(a)	1,935	1,647,265
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	1,009	916,394
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	668	556,431
2.70%, 03/01/29 (Call 01/01/29)(b)	884	759,710
4.25%, 05/01/29(a)(b)	1,150	1,073,168
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)(a)	732	669,714

		7,570,888

Computers — 3.4%
Apple Inc.
2.20%, 09/11/29 (Call 06/11/29)	2,058	1,739,833
3.25%, 08/08/29 (Call 06/08/29)	1,335	1,214,743
Dell International LLC/EMC Corp., 5.30%, 10/01/29 (Call 07/01/29)(a)	2,210	2,066,925
HP Inc., 4.00%, 04/15/29 (Call 02/15/29)	1,125	986,366
International Business Machines Corp., 3.50%, 05/15/29	3,680	3,296,066

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Western Digital Corp., 2.85%, 02/01/29 (Call 12/01/28)	$490	$379,294

		9,683,227

Cosmetics & Personal Care — 0.9%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	841	703,042
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/29	1,082	943,623
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	1,208	996,479

		2,643,144

Diversified Financial Services — 3.5%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)(a)	636	509,760
American Express Co., 4.05%, 05/03/29 (Call 03/03/29)	1,175	1,065,584
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	1,257	1,162,913
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)	613	517,930
3.25%, 05/22/29 (Call 02/22/29)	829	734,511
4.00%, 02/01/29 (Call 11/01/28)	943	874,689
Intercontinental Exchange Inc., 4.35%, 06/15/29 (Call 04/15/29)(a)	1,725	1,633,782
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	526	474,862
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)(a)	1,462	1,294,601
Nomura Holdings Inc.
2.71%, 01/22/29	610	489,867
5.61%, 07/06/29	628	589,924
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	717	642,547

		9,990,970

Electric — 5.8%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	509	413,440
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	861	754,115
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	528	433,124
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	529	457,728
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	473	395,849
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	709	620,021
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	849	706,606
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	533	483,767
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	755	677,265
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	437	398,876
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	927	765,192
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	631	582,060
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	759	630,099
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	217	193,985
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	1,118	1,021,315
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	483	432,758
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	596	537,294
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	1,075	900,538
3.50%, 04/01/29 (Call 01/01/29)	658	582,363
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	406	361,072
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29 (Call 12/15/28)	416	422,727
Pacific Gas and Electric Co., 4.20%, 03/01/29 (Call 01/01/29)	400	347,720
PacifiCorp, 3.50%, 06/15/29 (Call 03/15/29)(a)	446	396,360
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	433	384,171
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)	541	477,292
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	552	462,123

Security	Par (000)	Value

Electric (continued)
6.65%, 04/01/29	$442	$443,096
Series A, 4.20%, 03/01/29 (Call 12/01/28)	498	458,479
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	644	579,317
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29 (Call 04/15/29)	548	470,677
Wisconsin Power and Light Co., 3.00%, 07/01/29 (Call 04/01/29)	301	259,327
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	504	415,089

		16,463,845

Electronics — 1.2%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	614	515,711
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	443	369,404
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	503	470,909
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	660	591,017
Honeywell International Inc., 2.70%, 08/15/29 (Call 05/15/29)	963	839,332
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	714	597,946

		3,384,319

Entertainment — 0.5%
Magallanes Inc., 4.05%, 03/15/29 (Call 01/15/29)(b)	1,722	1,464,406

Environmental Control — 0.4%
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	693	618,017
Waste Management Inc., 2.00%, 06/01/29 (Call 04/01/29)	673	554,061

		1,172,078

Food — 1.1%
Ahold Finance USA LLC, 6.88%, 05/01/29	400	416,004
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	263	221,101
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(b)	130	105,486
6.50%, 04/15/29 (Call 04/15/24)(b)	15	15,473
Kraft Heinz Foods Co., 4.63%, 01/30/29 (Call 10/30/28)(a)	475	455,687
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)	804	754,168
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)(a)	1,076	1,010,568

		2,978,487

Forest Products & Paper — 0.8%
Georgia-Pacific LLC, 7.75%, 11/15/29	445	493,585
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	1,929	1,833,978

		2,327,563

Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29 (Call 06/15/29)	535	451,123
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)	760	635,489
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)(a)	659	584,704

		1,671,316

Health Care - Products — 1.0%
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)(a)	1,130	961,427
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	1,023	861,069
Thermo Fisher Scientific Inc., 2.60%, 10/01/29 (Call 07/01/29)(a)	1,184	1,014,652

		2,837,148

Health Care - Services — 4.3%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	340	287,008
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	685	570,927
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	649	587,235
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	705	592,010
Elevance Health Inc., 2.88%, 09/15/29 (Call 06/15/29)	948	805,876
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)(a)(b)	635	538,321
4.13%, 06/15/29 (Call 03/15/29)	2,284	2,015,516

76	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.88%, 02/01/29 (Call 08/01/28)(a)	$1,323	$1,292,359
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	570	487,327
3.70%, 03/23/29 (Call 02/23/29)(a)	1,014	902,551
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)(a)	709	592,745
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	757	618,401
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	619	569,845
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	323	288,239
UnitedHealth Group Inc.
2.88%, 08/15/29	1,080	936,716
4.00%, 05/15/29 (Call 03/15/29)	1,179	1,096,505

		12,181,581

Holding Companies - Diversified — 0.2%
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)	655	534,401

Home Builders — 0.2%
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)(a)	620	502,014

Home Furnishings — 0.5%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	597	545,712
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	789	735,198

		1,280,910

Household Products & Wares — 0.5%
Clorox Co. (The), 4.40%, 05/01/29 (Call 03/01/29)	630	591,677
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)	1,032	921,308

		1,512,985

Insurance — 3.7%
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	890	793,613
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	338	292,214
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	334	305,316
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	521	459,298
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)(a)	591	538,531
Corebridge Financial Inc., 3.85%, 04/05/29 (Call 02/05/29)(b)	1,144	1,000,028
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)(a)	579	512,427
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	840	697,385
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	480	407,928
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)(a)	1,863	1,759,641
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	508	445,155
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)	506	448,908
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)	927	861,730
6.63%, 03/01/29(a)	209	221,705
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)(a)	612	544,821
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	601	529,589
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	95	82,978
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	757	614,608

		10,515,875

Internet — 0.5%
Amazon.com Inc., 3.45%, 04/13/29 (Call 02/13/29)(a)	1,657	1,520,248

Security	Par (000)	Value

Iron & Steel — 0.2%
ArcelorMittal SA, 4.25%, 07/16/29(a)	$640	$566,131

Lodging — 0.2%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	620	519,436

Machinery — 1.4%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)	626	535,299
Deere & Co., 5.38%, 10/16/29	563	571,777
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	448	379,814
John Deere Capital Corp.
2.80%, 07/18/29	594	514,161
3.35%, 04/18/29	723	653,780
3.45%, 03/07/29	738	671,078
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	588	534,110

		3,860,019

Manufacturing — 2.0%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	1,034	853,650
3.38%, 03/01/29 (Call 12/01/28)(a)	1,084	973,389
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	1,088	945,200
4.50%, 09/15/29 (Call 07/15/29)	1,315	1,228,775
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	463	410,186
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	314	276,816
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	963	858,774

		5,546,790

Media — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	1,340	1,054,794
5.05%, 03/30/29 (Call 12/30/28)	1,611	1,483,183
Discovery Communications LLC, 4.13%, 05/15/29 (Call 02/15/29)	892	753,580
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	2,444	2,275,144
Paramount Global, 4.20%, 06/01/29 (Call 03/01/29)	577	503,617
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)	2,437	1,989,689

		8,060,007

Mining — 0.5%
Freeport-McMoRan Inc., 5.25%, 09/01/29 (Call 09/01/24)	700	651,070
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	926	765,533

		1,416,603

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29 (Call 08/15/23)	694	568,913

Oil & Gas — 3.4%
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	648	581,438
ConocoPhillips Co., 6.95%, 04/15/29	1,283	1,394,390
Coterra Energy Inc., 4.38%, 03/15/29(b)	574	528,706
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	1,391	1,201,949
EQT Corp., 5.00%, 01/15/29 (Call 07/15/28)	435	404,180
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)(a)	1,466	1,255,043
Hess Corp., 7.88%, 10/01/29	569	619,004
Phillips 66 Co., 3.15%, 12/15/29 (Call 09/15/29)(b)	685	578,277
Shell International Finance BV, 2.38%, 11/07/29 (Call 08/07/29)(a)	1,796	1,513,956
TotalEnergies Capital International SA, 3.45%, 02/19/29 (Call 11/19/28)(a)	1,537	1,396,564

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)	$35	$31,948

		9,505,455

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	540	458,201
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	658	560,451

		1,018,652

Packaging & Containers — 0.5%
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	472	392,888
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	982	922,550

		1,315,438

Pharmaceuticals — 6.1%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)(a)	6,356	5,548,915
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	1,395	1,312,848
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)	2,407	2,186,808
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)(a)	2,189	1,900,731
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)(a)	1,149	1,062,940
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	1,251	1,128,427
Johnson & Johnson, 6.95%, 09/01/29	140	158,666
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)(a)	1,929	1,761,466
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)	2,335	2,139,047

		17,199,848

Pipelines — 4.1%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	457	416,099
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	1,827	1,596,469
DCP Midstream Operating LP, 5.13%, 05/15/29 (Call 02/15/29)	625	586,156
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	522	441,675
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)(a)	1,237	1,055,260
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)(a)	658	572,407
5.25%, 04/15/29 (Call 01/15/29)(a)	1,798	1,684,960
Enterprise Products Operating LLC, 3.13%, 07/31/29 (Call 04/30/29)	1,496	1,286,500
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	904	837,384
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	859	718,674
4.35%, 03/15/29 (Call 12/15/28)(a)	719	639,414
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	1,142	952,816
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	810	807,894

		11,595,708

Real Estate Investment Trusts — 9.0%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	605	492,283
4.50%, 07/30/29 (Call 04/30/29)	338	308,827
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)(a)	564	520,741
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	1,916	1,672,342
3.95%, 03/15/29 (Call 12/15/28)	848	751,023
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)	489	428,882
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	829	686,661
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)	415	359,755

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	$799	$683,177
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)	834	714,621
Corporate Office Properties LP, 2.00%, 01/15/29 (Call 11/15/28)	418	311,820
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	729	607,177
4.30%, 02/15/29 (Call 11/15/28)	442	402,286
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	467	422,430
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(a)	1,178	1,015,778
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	365	267,600
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)(a)	1,423	1,194,452
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	776	659,740
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	702	623,123
Extra Space Storage LP, 3.90%, 04/01/29 (Call 02/01/29)	243	212,870
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	545	460,481
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)	886	801,972
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	715	617,617
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	333	281,841
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	933	748,807
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)(a)	513	440,000
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	362	313,601
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	484	421,922
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	743	668,373
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	484	385,608
Prologis LP
2.88%, 11/15/29	92	76,868
4.38%, 02/01/29 (Call 11/01/28)	424	396,567
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	597	527,706
Realty Income Corp.
3.10%, 12/15/29 (Call 09/15/29)(a)	753	633,559
3.25%, 06/15/29 (Call 03/15/29)	618	533,007
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	467	379,470
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	489	390,423
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)	1,514	1,213,259
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	385	325,263
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)(a)	383	355,757
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	315	285,985
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	907	819,583
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	633	498,823
4.13%, 03/15/29	687	610,489
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	710	628,137
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	417	361,426

		25,512,132

Retail — 2.9%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	331	296,407
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)(a)	2,055	1,812,716
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)(a)	1,768	1,590,369
6.50%, 03/15/29(a)	325	339,443
McDonald’s Corp., 2.63%, 09/01/29 (Call 06/01/29)(a)	1,020	871,794
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)(a)	556	502,763
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)(a)	1,092	983,051
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)	1,164	1,051,581

78	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	$202	$172,752
3.25%, 07/08/29 (Call 04/08/29)	777	709,595

		8,330,471

Semiconductors — 4.1%
Broadcom Inc.
4.00%, 04/15/29 (Call 02/15/29)(a)(b)	1,090	956,584
4.75%, 04/15/29 (Call 01/15/29)(a)	1,941	1,802,374
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	2,485	2,061,780
4.00%, 08/05/29 (Call 06/05/29)	930	858,771
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)(a)	1,075	1,011,425
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	1,185	1,098,886
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	672	624,429
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(a)	1,177	1,056,675
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	856	731,820
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	958	806,607
TSMC Arizona Corp., 4.13%, 04/22/29 (Call 02/22/29)	500	461,895

		11,471,246

Software — 2.1%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	1,014	835,942
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)(a)	665	593,054
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	3,575	3,106,425
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	715	596,381
Workday Inc., 3.70%, 04/01/29 (Call 02/01/29)	850	757,503

		5,889,305

Telecommunications — 4.9%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	950	839,325
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)	3,490	3,239,837
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	427	366,106
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)	817	750,905
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	945	772,131
2.63%, 02/15/29 (Call 02/15/24)	1,040	863,054
3.38%, 04/15/29 (Call 04/15/24)(a)	2,070	1,791,647
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)	1,304	1,184,801
4.02%, 12/03/29 (Call 09/03/29)(b)	50	45,173
4.02%, 12/03/29 (Call 09/03/29)	4,578	4,135,994

		13,988,973

Toys, Games & Hobbies — 0.3%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	1,114	963,075

Security	Par/ Shares (000)	Value

Transportation — 2.0%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)(a)	$1,221	$1,144,272
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)(a)	918	784,055
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	671	564,754
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)	622	518,518
Union Pacific Corp.
3.70%, 03/01/29 (Call 12/01/28)	751	690,612
6.63%, 02/01/29(a)	535	573,279
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	616	523,852
3.40%, 03/15/29 (Call 12/15/28)	877	799,105

		5,598,447

Trucking & Leasing — 0.2%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)	597	548,918

Water — 0.3%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)	691	611,473
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)(a)	413	360,937

		972,410

Total Long-Term Investments — 98.0% (Cost: $314,083,332)		277,137,806

Short-Term Securities

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	27,125	27,119,990
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	1,063	1,063,000

Total Short-Term Securities — 9.9% (Cost: $28,183,662)		28,182,990

Total Investments — 107.9% (Cost: $342,266,994)		305,320,796

Liabilities in Excess of Other Assets — (7.9)%		(22,484,355)

Net Assets — 100.0%		$282,836,441

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,169,250	$15,962,113	(a)	$—	$(9,110)	$(2,263)	$27,119,990	27,125	$45,727	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	593,000	470,000	(a)	—	—	—	1,063,000	1,063	15,294		—

					$(9,110)	$(2,263)	$28,182,990		$61,021		$—

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2029 Term Corporate ETF (Percentages shown are based on Net Assets)

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$277,137,806	$—	$277,137,806
Money Market Funds	28,182,990	—	—	28,182,990

	$28,182,990	$277,137,806	$—	$305,320,796

See notes to financial statements.

80	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30 (Call 12/30/29)	$372	$337,657
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	452	360,185
4.20%, 06/01/30 (Call 03/01/30)(a)	387	348,393

		1,046,235

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	360	288,439
5.15%, 05/01/30 (Call 02/01/30)	2,325	2,149,416
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	690	628,445
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	205	163,894
Northrop Grumman Corp., 4.40%, 05/01/30 (Call 02/01/30)	557	524,087
Raytheon Technologies Corp., 2.25%, 07/01/30 (Call 04/01/30)(a)	590	475,841

		4,230,122

Agriculture — 1.2%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	470	381,875
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	651	574,690
BAT Capital Corp., 4.91%, 04/02/30 (Call 01/02/30)	615	537,590
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	459	337,121
2.10%, 05/01/30 (Call 02/01/30)	512	390,861

		2,222,137

Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	367	292,143
United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31	142	119,854

		411,997

Apparel — 0.7%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	863	748,713
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	283	236,520
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	285	230,252

		1,215,485

Auto Manufacturers — 1.0%
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	520	397,171
General Motors Financial Co. Inc., 3.60%, 06/21/30 (Call 03/21/30)	690	564,765
Toyota Motor Credit Corp.
2.15%, 02/13/30	334	273,115
3.38%, 04/01/30	690	613,168

		1,848,219

Auto Parts & Equipment — 0.3%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	300	244,962
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	451	361,206

		606,168

Banks — 6.9%
Banco Santander SA
2.75%, 12/03/30	763	527,798
3.49%, 05/28/30	580	457,904
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	290	259,660
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	257	198,527
3.25%, 04/30/30 (Call 01/30/30)	485	399,771
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)(a)	325	247,930
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	275	262,532

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	$1,076	$855,678
3.80%, 03/15/30 (Call 12/15/29)	1,554	1,340,558
HSBC Holdings PLC, 4.95%, 03/31/30(a)	1,275	1,142,540
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	572	454,254
JPMorgan Chase & Co., 8.75%, 09/01/30	158	181,223
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	480	359,611
2.56%, 02/25/30	577	454,411
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	565	441,581
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	1,352	1,097,419
State Street Corp., 2.40%, 01/24/30	591	482,493
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30(a)	670	502,895
2.14%, 09/23/30	593	434,212
2.75%, 01/15/30	584	466,820
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)(a)	290	227,348
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	572	444,793
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)	351	270,670
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	945	698,005
Westpac Banking Corp., 2.65%, 01/16/30	603	506,496

		12,715,129

Beverages — 2.4%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30 (Call 03/01/30)(a)	1,100	982,443
Coca-Cola Co. (The)
1.65%, 06/01/30	832	661,665
3.45%, 03/25/30	707	639,948
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	162	136,551
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)	287	237,358
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)(a)	442	351,151
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	373	316,397
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	485	386,031
2.75%, 03/19/30 (Call 12/19/29)	817	706,942

		4,418,486

Biotechnology — 1.5%
Amgen Inc., 2.45%, 02/21/30 (Call 11/21/29)	690	568,677
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	825	648,533
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	670	515,733
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	725	546,541
Royalty Pharma PLC, 2.20%, 09/02/30 (Call 06/02/30)	698	529,028

		2,808,512

Building Materials — 1.2%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	1,137	934,148
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	225	172,834
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30 (Call 12/15/29)	305	242,454
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)	236	175,633
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	35	28,755
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	265	227,860
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	445	378,909

		2,160,593

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.6%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	$638	$516,053
Dow Chemical Co. (The), 2.10%, 11/15/30 (Call 08/15/30)(a)	490	374,527
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)(a)	359	348,129
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	283	228,503
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	405	303,066
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)(a)	255	194,891
3.38%, 05/01/30 (Call 02/01/30)	125	102,533
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)(a)	355	293,507
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)	170	138,492
Sherwin-Williams Co. (The), 2.30%, 05/15/30 (Call 02/15/30)	360	286,142
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	294	244,355

		3,030,198

Commercial Services — 1.9%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	687	526,421
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)(a)	470	394,095
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	218	175,848
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)(a)	348	284,246
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	560	446,130
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)(a)	580	467,352
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	565	446,231
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	504	420,089
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)	322	239,394
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	198	154,575

		3,554,381

Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	390	305,374
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	638	489,812
1.65%, 05/11/30 (Call 02/11/30)	922	737,987
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)	493	483,396
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	458	373,261
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	590	464,301
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	445	389,433
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	465	373,739
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	208	162,654

		3,779,957

Cosmetics & Personal Care — 1.0%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30 (Call 01/15/30)(a)	370	310,101
Procter & Gamble Co. (The)
1.20%, 10/29/30	966	736,681
3.00%, 03/25/30	744	662,123
Unilever Capital Corp., 1.38%, 09/14/30 (Call 06/14/30)	275	207,985

		1,916,890

Diversified Financial Services — 3.4%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	325	264,475
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	370	288,027
3.13%, 12/01/30 (Call 09/01/30)	385	299,141
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	513	450,547
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	456	341,106
Charles Schwab Corp. (The), 4.63%, 03/22/30 (Call 12/22/29)	302	287,145

Security	Par (000)	Value

Diversified Financial Services (continued)
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	$469	$344,889
Intercontinental Exchange Inc., 2.10%, 06/15/30 (Call 03/15/30)	925	732,905
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	632	536,378
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)	860	773,192
Nomura Holdings Inc.
2.68%, 07/16/30	415	312,225
3.10%, 01/16/30	608	479,694
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	426	396,674
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	345	293,585
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	683	564,199

		6,364,182

Electric — 7.2%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	410	315,688
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	376	283,579
Ameren Illinois Co., 1.55%, 11/15/30 (Call 08/15/30)	155	117,645
American Electric Power Co. Inc., 2.30%, 03/01/30 (Call 12/01/29)	232	183,099
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)	701	628,825
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	213	165,380
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	245	204,009
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	265	216,243
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	375	325,275
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	964	826,987
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	423	344,749
DTE Energy Co., 2.95%, 03/01/30 (Call 12/01/29)	215	179,005
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	345	285,563
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	552	441,313
Duke Energy Florida LLC, 1.75%, 06/15/30 (Call 03/15/30)	295	227,581
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	250	197,345
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	315	252,885
Entergy Louisiana LLC, 1.60%, 12/15/30 (Call 09/15/30)	223	164,822
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	207	165,819
Eversource Energy, Series R, 1.65%, 08/15/30 (Call 05/15/30)	450	337,594
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	535	481,794
Interstate Power & Light Co., 2.30%, 06/01/30 (Call 03/01/30)	167	132,605
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	375	323,543
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	210	170,367
Nevada Power Co., Series DD, 2.40%, 05/01/30 (Call 02/01/30)	218	176,791
NextEra Energy Capital Holdings Inc., 2.25%, 06/01/30 (Call 03/01/30)	1,013	804,302
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	170	156,111
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	282	230,704
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	220	188,197
3.30%, 03/15/30 (Call 09/15/29)	109	93,579
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)(a)	363	305,947
Pacific Gas and Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	1,721	1,509,265
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)	182	149,795
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(a)	118	105,016

82	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Electric & Gas Co., 2.45%, 01/15/30 (Call 10/15/29)	$220	$183,324
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)(a)	207	153,942
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)	390	340,595
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	547	418,378
Southern California Edison Co., 2.25%, 06/01/30 (Call 03/01/30)	490	386,135
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	445	388,961
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	190	141,413
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	257	220,177
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	222	167,976
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	329	283,512

		13,375,835

Electrical Components & Equipment — 0.3%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	310	228,352
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)	475	373,455

		601,807

Electronics — 0.9%
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	405	317,099
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	445	370,320
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	420	371,347
Honeywell International Inc., 1.95%, 06/01/30 (Call 03/01/30)	544	441,293
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	270	226,052

		1,726,111

Environmental Control — 0.3%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)	287	234,978
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	341	283,112

		518,090

Food — 2.7%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)	200	160,194
Conagra Brands Inc., 8.25%, 09/15/30	220	243,894
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	455	384,493
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	225	175,759
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	453	360,185
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	298	243,359
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.50%, 01/15/30 (Call 01/15/25)(b)	750	684,847
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)	335	267,977
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)	262	206,545
Kraft Heinz Foods Co., 3.75%, 04/01/30 (Call 01/01/30)(a)	570	505,869
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	286	224,676
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	460	370,581
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	447	371,676
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	440	356,118
5.95%, 04/01/30 (Call 01/01/30)(a)	490	499,829

		5,056,002

Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	488	433,227

Gas — 0.8%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30 (Call 07/01/30)	282	214,768
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	595	513,170
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	182	142,451
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	376	310,858

Security	Par (000)	Value

Gas (continued)
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	$285	$212,610

		1,393,857

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	390	313,151

Health Care - Products — 1.1%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)	320	247,424
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)(a)	222	197,231
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	501	414,162
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	475	371,231
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	550	405,471
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	462	362,906

		1,998,425

Health Care - Services — 2.8%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	95	75,525
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	345	281,996
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	346	261,919
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	240	209,822
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	466	374,161
3.38%, 02/15/30 (Call 02/15/25)	227	188,490
CommonSpirit Health, 2.78%, 10/01/30 (Call 04/01/30)	167	129,645
Elevance Health Inc., 2.25%, 05/15/30 (Call 02/15/30)	527	423,755
HCA Inc., 3.50%, 09/01/30 (Call 03/01/30)(a)	1,545	1,278,225
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)(a)	301	286,067
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	545	455,484
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	112	95,941
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	180	141,613
UnitedHealth Group Inc., 2.00%, 05/15/30	730	585,971
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	435	324,989

		5,113,603

Home Builders — 0.3%
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	250	192,825
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	510	413,661

		606,486

Household Products & Wares — 0.5%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 01/30/30)	340	269,457
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	355	272,697
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	407	356,357

		898,511

Insurance — 4.6%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	55	68,557
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	637	565,981
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	323	286,814
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)(a)	304	223,403
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)(a)	198	187,421
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	273	234,848
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	473	388,182
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	320	263,162
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)(a)	295	285,935
AXA SA, 8.60%, 12/15/30	5	5,763
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	308	236,150

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
1.85%, 03/12/30 (Call 12/12/29)	$485	$388,267
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	425	395,424
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)(a)	400	297,860
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	410	310,887
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30 (Call 01/29/30)	375	330,727
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	400	321,372
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	330	269,389
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	327	248,330
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	302	226,696
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	235	178,443
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)	284	233,601
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	316	268,821
Marsh & McLennan Companies Inc., 2.25%, 11/15/30 (Call 08/15/30)(a)	499	392,967
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	569	541,193
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/12/30)	299	231,883
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)	245	211,910
Prudential Financial Inc., 2.10%, 03/10/30 (Call 12/10/29)	302	239,435
Prudential PLC, 3.13%, 04/14/30	520	426,572
Reinsurance Group of America Inc., 3.15%, 06/15/30 (Call 03/15/30)	415	341,516

		8,601,509

Internet — 2.2%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)	1,002	770,077
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	940	735,146
Baidu Inc., 3.43%, 04/07/30 (Call 01/07/30)	240	192,569
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	898	846,859
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	592	481,799
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)(a)	592	477,489
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	120	95,104
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	263	178,422
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	400	276,056

		4,053,521

Iron & Steel — 0.8%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)	335	273,360
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	260	196,243
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	387	325,854
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)(a)	793	653,733

		1,449,190

Lodging — 0.4%
Hyatt Hotels Corp., 6.00%, 04/23/30 (Call 01/23/30)(a)	292	278,028
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30 (Call 03/15/30)	510	458,245

		736,273

Machinery — 1.2%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	501	423,651
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	303	265,698
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)(a)	260	207,589
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	290	242,762
John Deere Capital Corp., 2.45%, 01/09/30	497	415,745
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	260	207,966
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	641	522,114

		2,285,525

Security	Par (000)	Value

Manufacturing — 0.5%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)(a)	$312	$266,885
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	440	354,644
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	265	217,088

		838,617

Media — 2.4%
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	926	773,710
3.40%, 04/01/30 (Call 01/01/30)(a)	959	844,054
4.25%, 10/15/30 (Call 07/15/30)	779	716,127
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	595	480,653
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)(a)	345	292,739
Paramount Global, 7.88%, 07/30/30	540	562,264
Walt Disney Co. (The), 3.80%, 03/22/30(a)	928	846,225

		4,515,772

Mining — 0.8%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	250	192,242
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)(a)	353	308,554
4.63%, 08/01/30 (Call 08/01/25)(a)	475	420,470
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	547	422,623
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	110	93,521

		1,437,410

Oil & Gas — 4.3%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	495	383,754
3.63%, 04/06/30 (Call 01/06/30)	702	628,332
Canadian Natural Resources Ltd., 2.95%, 07/15/30 (Call 04/15/30)(a)	350	288,085
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	851	706,585
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	422	386,058
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	555	526,712
EQT Corp., 7.00%, 02/01/30 (Call 11/01/29)(a)	375	384,716
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	1,049	888,230
3.48%, 03/19/30 (Call 12/19/29)(a)	1,060	962,893
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	202	171,015
Ovintiv Inc., 8.13%, 09/15/30	140	149,964
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	565	437,903
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	345	265,854
Shell International Finance BV, 2.75%, 04/06/30 (Call 01/06/30)(a)	970	830,582
Tosco Corp., 8.13%, 02/15/30	200	229,088
TotalEnergies Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	730	627,012

		7,866,783

Oil & Gas Services — 0.8%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30 (Call 02/01/30)	350	323,036
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	664	557,627
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	756	632,923

		1,513,586

Packaging & Containers — 0.5%
Amcor Flexibles North America Inc., 2.63%, 06/19/30 (Call 03/19/30)	325	253,009
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	390	321,968

84	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WestRock MWV LLC, 8.20%, 01/15/30	$230	$252,715

		827,692

Pharmaceuticals — 4.8%
AmerisourceBergen Corp., 2.80%, 05/15/30 (Call 02/15/30)	265	217,570
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	690	527,836
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)(a)	484	403,472
Bristol-Myers Squibb Co., 1.45%, 11/13/30 (Call 08/13/30)	820	628,169
Cigna Corp., 2.40%, 03/15/30 (Call 12/15/29)	837	680,749
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	745	567,057
3.75%, 04/01/30 (Call 01/01/30)	940	829,973
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)(a)	919	727,269
Merck & Co. Inc., 1.45%, 06/24/30 (Call 03/24/30)	887	688,773
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	675	558,900
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	754	601,179
2.63%, 04/01/30 (Call 01/01/30)	583	497,975
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (Call 12/31/29)	1,162	917,562
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	913	683,682
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	425	334,998

		8,865,164

Pipelines — 3.4%
DCP Midstream Operating LP, 8.13%, 08/16/30	190	203,448
Energy Transfer LP, 3.75%, 05/15/30 (Call 02/15/30)(a)	950	807,852
Enterprise Products Operating LLC, 2.80%, 01/31/30 (Call 10/31/29)	652	544,237
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)(a)	337	282,032
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)	868	683,507
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)(a)	526	425,571
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30 (Call 06/15/30)(a)	485	404,912
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)(a)	970	884,669
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30 (Call 03/01/25)	525	484,134
TransCanada PipeLines Ltd., 4.10%, 04/15/30 (Call 01/15/30)(a)	714	639,451
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	420	353,858
Williams Companies Inc. (The), 3.50%, 11/15/30 (Call 08/15/30)	631	533,214

		6,246,885

Real Estate Investment Trusts — 6.7%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	265	208,348
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (Call 04/01/30)	260	239,392
4.90%, 12/15/30 (Call 09/15/30)	429	400,862
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	419	308,723
2.10%, 06/15/30 (Call 03/15/30)(a)	493	374,705
2.90%, 01/15/30 (Call 10/15/29)	528	430,209
AvalonBay Communities Inc., 2.30%, 03/01/30 (Call 12/01/29)(a)	404	327,175
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	513	404,172
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	355	295,470
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	374	308,000
Crown Castle Inc., 3.30%, 07/01/30 (Call 04/01/30)	580	484,532
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	202	163,157

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)(a)	$552	$420,663
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	403	324,625
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	230	187,156
Federal Realty Investment Trust, 3.50%, 06/01/30 (Call 03/01/30)(a)	213	177,774
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30 (Call 10/17/29)	506	417,177
Healthcare Realty Holdings LP, 2.40%, 03/15/30 (Call 12/15/29)	122	91,805
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	306	246,514
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)(a)	441	363,962
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	355	274,958
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	363	285,619
Hudson Pacific Properties LP, 3.25%, 01/15/30 (Call 10/15/29)	342	262,133
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	285	222,531
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	248	195,312
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	270	230,059
Life Storage LP, 2.20%, 10/15/30 (Call 07/15/30)	255	190,745
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)(a)	315	241,391
Mid-America Apartments LP, 2.75%, 03/15/30 (Call 12/15/29)	195	160,327
National Retail Properties Inc., 2.50%, 04/15/30 (Call 01/15/30)	188	148,306
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	273	206,150
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	400	293,288
1.75%, 07/01/30 (Call 04/01/30)	229	175,439
2.25%, 04/15/30 (Call 01/15/30)	458	368,663
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)	255	215,031
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	208	155,734
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)(a)	536	425,000
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	385	307,742
STORE Capital Corp., 2.75%, 11/18/30 (Call 08/18/30)	205	170,150
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	277	228,929
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	230	187,917
4.75%, 11/15/30 (Call 08/15/30)(a)	303	273,167
VICI Properties LP, 4.95%, 02/15/30 (Call 12/15/29)(a)	290	260,733
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	287	234,689
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	521	454,968

		12,343,402

Retail — 4.7%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)(a)	404	342,281
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	398	343,542
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)(a)	388	348,870
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	475	353,965
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	909	725,246
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)(a)	659	575,814
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	380	281,683
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	876	744,670
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)(a)	485	365,258
4.50%, 04/15/30 (Call 01/15/30)	603	562,225
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	499	406,401
3.60%, 07/01/30 (Call 04/01/30)	591	530,145
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	375	341,831

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	$566	$458,449
2.55%, 11/15/30 (Call 08/15/30)	710	579,821
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	431	356,489
2.65%, 09/15/30 (Call 06/15/30)	417	349,204
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	383	348,373
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	447	332,309
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(a)	175	146,680
Walmart Inc., 7.55%, 02/15/30(a)	215	249,574

		8,742,830

Semiconductors — 3.2%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	377	297,781
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	1,060	911,918
5.00%, 04/15/30 (Call 01/15/30)	460	423,940
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	868	786,252
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)	522	409,692
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	502	447,699
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	764	650,836
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)	662	548,977
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)(a)	847	695,209
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	473	376,494
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	500	407,680

		5,956,478

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)	395	348,659

Software — 2.8%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	494	375,114
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	808	671,391
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	397	331,281
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)	455	368,627
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	490	378,765
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	1,658	1,350,458
3.25%, 05/15/30 (Call 02/15/30)	348	288,308
Roper Technologies Inc., 2.00%, 06/30/30 (Call 03/30/30)(a)	505	383,244
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	760	559,869
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)	536	480,176

		5,187,233

Telecommunications — 7.1%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	359	296,039
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	1,860	1,697,864
British Telecommunications PLC, 9.63%, 12/15/30	1,200	1,368,792
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,868	2,139,701
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	305	220,939
Koninklijke KPN NV, 8.38%, 10/01/30	392	427,719

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	$503	$376,274
Telefonica Europe BV, 8.25%, 09/15/30	815	884,291
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)(a)	3,457	3,058,961
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	656	487,414
1.68%, 10/30/30 (Call 07/30/30)	699	520,273
3.15%, 03/22/30 (Call 12/22/29)	956	810,325
7.75%, 12/01/30	225	250,825
Vodafone Group PLC, 7.88%, 02/15/30	510	553,646

		13,093,063

Transportation — 0.9%
Canadian Pacific Railway Co., 2.05%, 03/05/30 (Call 12/05/29)	324	256,958
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)(a)	311	254,924
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)	397	358,098
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	486	404,308
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)(a)	378	363,258

		1,637,546

Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	258	222,455

Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30 (Call 02/01/30)	285	238,440
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	263	213,477

		451,917

Total Long-Term Investments — 98.1% (Cost: $213,854,748)		181,585,306

Short-Term Securities

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	22,179	22,175,064
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	1,560	1,560,000

Total Short-Term Securities — 12.8% (Cost: $23,737,460)		23,735,064

Total Investments — 110.9% (Cost: $237,592,208)		205,320,370

Liabilities in Excess of Other Assets — (10.9)%		(20,133,081)

Net Assets — 100.0%		$185,187,289

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

86	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2030 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,833,695	$9,353,841	(a)	$—	$(10,076)	$(2,396)	$22,175,064	22,179	$28,391	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	1,380,000	(a)	—	—	—	1,560,000	1,560	9,119		—

					$(10,076)	$(2,396)	$23,735,064		$37,510		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$181,585,306	$—	$181,585,306
Money Market Funds	23,735,064	—	—	23,735,064

	$23,735,064	$181,585,306	$—	$205,320,370

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31 (Call 12/01/30)	$164	$123,389
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	299	234,299

		357,688

Aerospace & Defense — 1.7%
Boeing Co. (The), 3.63%, 02/01/31 (Call 11/01/30)	730	607,382
General Dynamics Corp., 2.25%, 06/01/31 (Call 03/01/31)(a)	202	164,404
L3Harris Technologies Inc., 1.80%, 01/15/31 (Call 10/15/30)	286	213,782
Raytheon Technologies Corp., 1.90%, 09/01/31 (Call 06/01/31)	513	389,588
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	487	381,092

		1,756,248

Agriculture — 0.8%
BAT Capital Corp., 2.73%, 03/25/31 (Call 12/25/30)	615	449,971
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	516	405,741

		855,712

Airlines — 0.2%
United Airlines Pass Through Trust, Series 2019, Class AA, 4.15%, 08/25/31	278	245,356

Auto Manufacturers — 2.3%
American Honda Finance Corp., 1.80%, 01/13/31(a)	240	183,876
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	540	396,106
2.70%, 06/10/31 (Call 03/10/31)	498	370,662
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	764	890,977
Toyota Motor Corp., 2.36%, 03/25/31 (Call 12/25/30)(a)	152	123,953
Toyota Motor Credit Corp.
1.65%, 01/10/31	295	224,734
1.90%, 09/12/31	303	231,213

		2,421,521

Banks — 3.5%
Banco Santander SA, 2.96%, 03/25/31	385	285,416
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)	235	176,102
1.80%, 07/28/31 (Call 04/28/31)(a)	270	201,077
Bank of Nova Scotia (The), 2.15%, 08/01/31	330	245,444
Mizuho Financial Group Inc., 2.56%, 09/13/31	485	349,035
Royal Bank of Canada, 2.30%, 11/03/31	740	562,392
State Street Corp., 2.20%, 03/03/31	410	315,491
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	315	224,576
2.22%, 09/17/31(a)	460	337,019
SVB Financial Group, 1.80%, 02/02/31 (Call 11/02/30)	290	199,201
Toronto-Dominion Bank (The), 2.00%, 09/10/31	425	314,551
Westpac Banking Corp., 2.15%, 06/03/31(a)	511	403,072

		3,613,376

Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31 (Call 10/23/30)(a)	399	391,607
Coca-Cola Co. (The)
1.38%, 03/15/31	679	516,997
2.00%, 03/05/31	332	266,991
Constellation Brands Inc., 2.25%, 08/01/31 (Call 05/01/31)(a)	492	377,497
Keurig Dr Pepper Inc., 2.25%, 03/15/31 (Call 12/15/30)	250	193,155

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	$390	$299,883
1.95%, 10/21/31 (Call 07/21/31)	640	507,014

		2,553,144

Biotechnology — 0.9%
Amgen Inc., 2.30%, 02/25/31 (Call 11/25/30)	640	511,219
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	278	212,701
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	255	186,305

		910,225

Building Materials — 1.2%
Carrier Global Corp., 2.70%, 02/15/31 (Call 11/15/30)	358	286,515
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	373	274,065
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	220	165,260
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	430	330,571
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)(a)	265	195,824

		1,252,235

Chemicals — 0.5%
Ecolab Inc., 1.30%, 01/30/31 (Call 10/30/30)	269	200,607
Huntsman International LLC, 2.95%, 06/15/31 (Call 03/15/31)	180	134,464
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	172	129,254

		464,325

Commercial Services — 1.0%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	517	383,123
Global Payments Inc., 2.90%, 11/15/31 (Call 08/15/31)	368	281,413
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	240	171,526
Moody’s Corp., 2.00%, 08/19/31 (Call 05/19/31)(a)	283	214,415

		1,050,477

Computers — 2.6%
Apple Inc.
1.65%, 02/08/31 (Call 11/08/30)	1,334	1,046,536
1.70%, 08/05/31 (Call 05/05/31)	528	410,325
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	190	139,589
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	252	189,940
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	480	353,098
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	324	201,609
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	470	346,056

		2,687,153

Cosmetics & Personal Care — 1.0%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31 (Call 12/15/30)	300	235,200
Procter & Gamble Co. (The), 1.95%, 04/23/31	537	432,720
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	430	327,561

		995,481

Diversified Financial Services — 4.9%
Ally Financial Inc.
8.00%, 11/01/31	1,064	1,092,228
8.00%, 11/01/31(a)	320	325,254
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)	265	205,102
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	492	365,841
1.95%, 12/01/31 (Call 09/01/31)	510	382,423
2.30%, 05/13/31 (Call 02/13/31)	340	266,601
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	520	369,054
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	262	207,769
2.00%, 11/18/31 (Call 08/18/31)	334	262,561

88	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	$265	$195,438
Nomura Holdings Inc., 2.61%, 07/14/31	560	407,221
ORIX Corp., 2.25%, 03/09/31(a)	282	213,429
Synchrony Financial, 2.88%, 10/28/31 (Call 07/28/31)(a)	327	231,202
Visa Inc., 1.10%, 02/15/31 (Call 11/15/30)	502	374,773
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	154	112,816

		5,011,712

Electric — 9.3%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	475	358,763
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	370	314,519
Appalachian Power Co., Series AA, 2.70%, 04/01/31 (Call 01/01/31)	223	176,794
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	195	143,637
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)	195	154,953
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	305	240,489
Berkshire Hathaway Energy Co., 1.65%, 05/15/31 (Call 02/15/31)	245	183,456
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31 (Call 01/01/31)	260	208,437
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	195	154,658
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)(a)	154	120,363
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)	423	333,887
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	505	389,916
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31 (Call 09/01/31)	76	59,336
DTE Electric Co., Series C, 2.63%, 03/01/31 (Call 12/01/30)	274	224,754
Duke Energy Carolinas LLC, 2.55%, 04/15/31 (Call 01/15/31)	275	223,317
Duke Energy Corp., 2.55%, 06/15/31 (Call 03/15/31)	514	402,626
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	335	263,092
Duke Energy Progress LLC, 2.00%, 08/15/31 (Call 05/15/31)	310	236,620
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	210	161,177
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	260	197,293
Entergy Louisiana LLC, 3.05%, 06/01/31 (Call 03/01/31)	220	182,083
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	280	208,835
Eversource Energy, 2.55%, 03/15/31 (Call 12/15/30)(a)	196	155,061
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	154	110,951
1.65%, 06/15/31 (Call 03/15/31)	205	151,087
Northern States Power Co./MN, 2.25%, 04/01/31	90	72,528
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	155	119,153
Ohio Power Co., Series Q, 1.63%, 01/15/31 (Call 10/15/30)	290	215,528
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)(a)	790	589,774
3.25%, 06/01/31 (Call 03/01/31)	650	505,928
PacifiCorp, 7.70%, 11/15/31(a)	130	147,865
Progress Energy Inc.
7.00%, 10/30/31	175	184,109
7.75%, 03/01/31	325	357,520
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	395	304,458
Series 35, 1.90%, 01/15/31 (Call 07/15/30)(a)	265	207,143
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	175	138,488
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	134	103,661
Public Service Electric & Gas Co., 1.90%, 08/15/31 (Call 05/15/31)	180	138,438

Security	Par (000)	Value

Electric (continued)
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	$423	$324,390
Southern California Edison Co., Series G, 2.50%, 06/01/31 (Call 03/01/31)	223	175,198
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	200	159,024
Virginia Electric & Power Co., 2.30%, 11/15/31 (Call 08/15/31)	375	294,439
Wisconsin Power and Light Co., 1.95%, 09/16/31 (Call 06/16/31)	155	118,474
Xcel Energy Inc., 2.35%, 11/15/31 (Call 05/15/31)	153	117,623

		9,629,845

Electronics — 1.9%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	430	335,791
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	370	282,902
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	95	70,858
Honeywell International Inc., 1.75%, 09/01/31 (Call 06/01/31)	770	596,234
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)	170	133,166
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)	250	194,175
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	243	179,580
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	245	172,029

		1,964,735

Environmental Control — 0.6%
Republic Services Inc., 1.45%, 02/15/31 (Call 11/15/30)	293	218,464
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	497	377,690

		596,154

Food — 1.9%
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)(a)	275	211,018
General Mills Inc., 2.25%, 10/14/31 (Call 07/14/31)(a)	222	172,299
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 3.75%, 12/01/31 (Call 12/01/26)(a)(b)	225	175,927
Kellogg Co., Series B, 7.45%, 04/01/31	286	311,280
Kraft Heinz Foods Co., 4.25%, 03/01/31 (Call 12/01/30)	200	181,172
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	190	140,929
7.50%, 04/01/31	250	274,915
McCormick & Co. Inc./MD, 1.85%, 02/15/31 (Call 11/15/30)	275	203,428
Mondelez International Inc., 1.50%, 02/04/31 (Call 11/04/30)	217	159,771
Sysco Corp., 2.45%, 12/14/31 (Call 09/14/31)	224	174,803

		2,005,542

Forest Products & Paper — 0.8%
Georgia-Pacific LLC, 8.88%, 05/15/31	235	279,700
Suzano Austria GmbH, 3.75%, 01/15/31 (Call 10/15/30)(a)	625	500,956

		780,656

Gas — 0.9%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	331	246,668
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	245	183,902
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)	345	253,464
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31 (Call 12/15/30)	200	157,134
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	165	121,029

		962,197

Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	92	69,330

Health Care - Products — 1.6%
Baxter International Inc., 1.73%, 04/01/31 (Call 01/01/31)	325	236,837
PerkinElmer Inc.
2.25%, 09/15/31 (Call 06/15/31)(a)	260	194,197
2.55%, 03/15/31 (Call 12/15/30)	180	139,259

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	$375	$292,181
Thermo Fisher Scientific Inc., 2.00%, 10/15/31 (Call 07/15/31)	603	473,138
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	364	282,089

		1,617,701

Health Care - Services — 2.2%
Banner Health, 1.90%, 01/01/31 (Call 07/01/30)	160	122,127
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	167	126,910
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	129	101,951
Elevance Health Inc., 2.55%, 03/15/31 (Call 12/15/30)	492	398,141
HCA Inc., 2.38%, 07/15/31 (Call 04/15/31)	410	305,774
Laboratory Corp. of America Holdings, 2.70%, 06/01/31 (Call 03/01/31)(a)	283	225,562
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	90	67,312
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	110	85,390
Quest Diagnostics Inc., 2.80%, 06/30/31 (Call 03/30/31)	274	219,860
UnitedHealth Group Inc., 2.30%, 05/15/31 (Call 02/15/31)	709	568,249

		2,221,276

Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	380	265,996

Home Builders — 0.1%
MDC Holdings Inc., 2.50%, 01/15/31 (Call 07/15/30)	190	129,840

Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 05/15/31 (Call 02/15/31)	165	124,423

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.30%, 12/15/31 (Call 09/15/31)	181	140,805
Kimberly-Clark Corp., 2.00%, 11/02/31 (Call 08/02/31)(a)	320	249,936

		390,741

Insurance — 2.9%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	199	148,534
2.60%, 12/02/31 (Call 09/02/31)	290	225,089
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	238	179,538
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	280	222,522
Athene Holding Ltd., 3.50%, 01/15/31 (Call 10/15/30)	291	227,737
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)	295	218,020
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	270	186,710
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	303	238,000
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	263	191,682
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	270	188,541
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(a)	229	169,121
Lincoln National Corp., 3.40%, 01/15/31 (Call 10/15/30)(a)	282	232,946
Marsh & McLennan Companies Inc., 2.38%, 12/15/31 (Call 09/15/31)(a)	235	182,642
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	307	240,538
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	248	186,503

		3,038,123

Internet — 2.7%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	720	518,328

Security	Par (000)	Value

Internet (continued)
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	$1,595	$1,277,021
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)(a)	355	252,267
eBay Inc., 2.60%, 05/10/31 (Call 02/10/31)(a)	315	246,614
Expedia Group Inc., 2.95%, 03/15/31 (Call 12/15/30)(a)	237	180,058
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)(a)	354	274,969

		2,749,257

Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	247	200,883

Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	284	198,828

Lodging — 0.5%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	210	172,152
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	485	378,004

		550,156

Machinery — 1.5%
Caterpillar Inc., 1.90%, 03/12/31 (Call 12/12/30)	297	234,312
Deere & Co., 7.13%, 03/03/31(a)	125	140,405
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	270	215,455
John Deere Capital Corp.
1.45%, 01/15/31	335	252,999
2.00%, 06/17/31	310	243,055
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	179	131,236
Rockwell Automation Inc., 1.75%, 08/15/31 (Call 05/15/31)	200	151,658
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)(a)	287	225,467

		1,594,587

Manufacturing — 0.2%
Textron Inc., 2.45%, 03/15/31 (Call 12/15/30)	292	223,923

Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31 (Call 01/01/31)	718	545,177
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	862	642,466
1.95%, 01/15/31 (Call 10/15/30)	745	577,256
Paramount Global, 4.95%, 01/15/31	556	485,944
Walt Disney Co. (The), 2.65%, 01/13/31	1,155	956,883

		3,207,726

Mining — 0.4%
Rio Tinto Alcan Inc., 7.25%, 03/15/31	220	244,002
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	202	145,769

		389,771

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	490	385,998

Oil & Gas — 2.8%
Burlington Resources LLC
7.20%, 08/15/31	232	255,634
7.40%, 12/01/31	250	280,867
Conoco Funding Co., 7.25%, 10/15/31	145	160,824
Devon Energy Corp., 7.88%, 09/30/31	310	341,890
Diamondback Energy Inc., 3.13%, 03/24/31 (Call 12/24/30)	389	319,540
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	230	180,205
Hess Corp., 7.30%, 08/15/31	300	318,339
Ovintiv Inc.
7.20%, 11/01/31	177	180,613

90	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.38%, 11/01/31	$198	$205,288
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	516	399,869
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)	295	232,495

		2,875,564

Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	370	285,229
WestRock MWV LLC, 7.95%, 02/15/31	156	170,455

		455,684

Pharmaceuticals — 3.7%
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	485	386,647
Astrazeneca Finance LLC, 2.25%, 05/28/31 (Call 02/28/31)	387	311,690
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)(a)	538	412,910
Cigna Corp., 2.38%, 03/15/31 (Call 12/15/30)(a)	757	601,103
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)(a)	652	494,914
2.13%, 09/15/31 (Call 06/15/31)(a)	508	388,737
Merck & Co. Inc., 2.15%, 12/10/31 (Call 09/10/31)	978	776,933
Pfizer Inc., 1.75%, 08/18/31 (Call 05/18/31)	536	417,104

		3,790,038

Pipelines — 2.7%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	270	217,833
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	134	140,310
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	400	300,404
7.80%, 08/01/31	262	284,118
ONEOK Inc., 6.35%, 01/15/31 (Call 10/15/30)(a)	266	262,728
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31 (Call 02/01/26)	485	428,600
TransCanada PipeLines Ltd., 2.50%, 10/12/31 (Call 07/12/31)	491	377,422
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	757	593,185
Series A, 7.50%, 01/15/31	195	207,392

		2,811,992

Real Estate — 0.2%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	185	138,765
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	144	102,293

		241,058

Real Estate Investment Trusts — 11.4%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31 (Call 05/15/31)	370	305,683
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	240	186,626
American Homes 4 Rent LP, 2.38%, 07/15/31 (Call 04/15/31)(a)	265	195,938
American Tower Corp.
2.30%, 09/15/31 (Call 06/15/31)	295	219,574
2.70%, 04/15/31 (Call 01/15/31)	317	246,664
AvalonBay Communities Inc., 2.45%, 01/15/31	245	196,284
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)(a)	595	474,108
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	235	168,566
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	207	149,526
Corporate Office Properties LP, 2.75%, 04/15/31 (Call 01/15/31)	347	251,114
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	451	336,897
2.25%, 01/15/31 (Call 10/15/30)(a)	590	450,335

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp., 2.50%, 07/15/31 (Call 04/15/31)(a)	$390	$300,405
CubeSmart LP, 2.00%, 02/15/31 (Call 11/15/30)	260	189,818
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	226	152,609
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	490	373,405
ERP Operating LP, 1.85%, 08/01/31 (Call 05/01/31)(a)	285	212,849
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	125	88,948
2.55%, 06/15/31 (Call 03/15/31)	205	157,370
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	199	150,667
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31 (Call 10/15/30)	301	243,894
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	415	299,991
Healthpeak Properties Inc., 2.88%, 01/15/31 (Call 10/15/30)	285	227,872
Highwoods Realty LP, 2.60%, 02/01/31 (Call 11/01/30)	225	163,348
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31 (Call 09/15/31)	245	177,370
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	378	266,002
Kimco Realty Corp., 2.25%, 12/01/31 (Call 09/01/31)	285	209,726
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	268	197,409
LXP Industrial Trust, 2.38%, 10/01/31 (Call 07/01/31)(a)	255	184,658
Mid-America Apartments LP, 1.70%, 02/15/31 (Call 11/15/30)	120	88,762
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	150	103,530
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	210	128,526
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	300	225,762
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	227	162,350
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)(a)	212	157,569
Prologis LP, 1.63%, 03/15/31 (Call 12/15/30)	222	164,768
Public Storage
2.25%, 11/09/31 (Call 08/09/31)(a)	327	250,907
2.30%, 05/01/31 (Call 02/01/31)	315	247,666
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	196	150,942
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	430	357,893
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	180	132,140
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	360	259,596
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	220	162,692
Simon Property Group LP, 2.20%, 02/01/31 (Call 11/01/30)(a)	396	297,986
Spirit Realty LP, 3.20%, 02/15/31 (Call 11/15/30)	176	134,769
STORE Capital Corp., 2.70%, 12/01/31 (Call 09/01/31)	272	220,029
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	332	244,677
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	220	150,720
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)(a)	265	208,370
Ventas Realty LP, 2.50%, 09/01/31 (Call 06/01/31)	305	231,001
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)(a)	215	158,760
Welltower Inc.
2.75%, 01/15/31 (Call 10/15/30)	350	269,539
2.80%, 06/01/31 (Call 03/01/31)	320	246,928
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	285	214,668

		11,748,206

Retail — 2.6%
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	251	173,574
AutoZone Inc., 1.65%, 01/15/31 (Call 10/15/30)	251	185,903
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)	430	335,473

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	$492	$368,129
1.88%, 09/15/31 (Call 06/15/31)(a)	582	449,647
Kohl’s Corp., 3.38%, 05/01/31 (Call 02/01/31)	209	138,097
Lowe’s Companies Inc., 2.63%, 04/01/31 (Call 01/01/31)	692	553,912
O’Reilly Automotive Inc., 1.75%, 03/15/31 (Call 12/15/30)	217	161,231
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)(a)	275	205,323
TJX Companies Inc. (The), 1.60%, 05/15/31 (Call 02/15/31)	210	157,147

		2,728,436

Semiconductors — 3.8%
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	510	400,396
Broadcom Inc., 2.45%, 02/15/31 (Call 11/15/30)(b)	1,415	1,065,552
Intel Corp., 2.00%, 08/12/31 (Call 05/12/31)	613	468,448
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	365	283,076
NVIDIA Corp., 2.00%, 06/15/31 (Call 03/15/31)	614	477,901
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31 (Call 02/11/31)	517	388,438
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	220	163,550
Texas Instruments Inc., 1.90%, 09/15/31 (Call 06/15/31)	253	197,909
TSMC Arizona Corp., 2.50%, 10/25/31 (Call 07/25/31)	610	473,323

		3,918,593

Software — 4.0%
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	485	374,415
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	520	404,721
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	230	177,330
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)(a)	565	434,378
Oracle Corp., 2.88%, 03/25/31 (Call 12/25/30)	1,621	1,278,094
Roper Technologies Inc., 1.75%, 02/15/31 (Call 11/15/30)	465	341,733
salesforce.com Inc., 1.95%, 07/15/31 (Call 04/15/31)	745	582,054
VMware Inc., 2.20%, 08/15/31 (Call 05/15/31)	731	532,599

		4,125,324

Telecommunications — 8.2%
AT&T Inc., 2.75%, 06/01/31 (Call 03/01/31)(a)	1,489	1,191,423
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	404	308,749
Orange SA, 9.00%, 03/01/31	1,211	1,446,116
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	540	408,915
2.55%, 02/15/31 (Call 11/15/30)	1,310	1,035,607
2.88%, 02/15/31 (Call 02/15/26)	550	442,992
3.50%, 04/15/31 (Call 04/15/26)	1,145	968,899
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	1,260	936,810
2.55%, 03/21/31 (Call 12/21/30)	2,203	1,740,260

		8,479,771

Security	Par/ Shares (000)	Value

Transportation — 2.5%
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	$570	$452,369
7.13%, 10/15/31(a)	195	210,512
FedEx Corp., 2.40%, 05/15/31 (Call 02/15/31)(a)	505	392,163
Norfolk Southern Corp., 2.30%, 05/15/31 (Call 02/15/31)	280	222,790
Union Pacific Corp., 2.38%, 05/20/31 (Call 02/20/31)	585	473,967
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	1,024	810,445

		2,562,246

Trucking & Leasing — 0.2%
GATX Corp., 1.90%, 06/01/31 (Call 03/01/31)	220	156,598

Water — 0.4%
American Water Capital Corp., 2.30%, 06/01/31 (Call 03/01/31)	315	247,294
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	233	181,675

		428,969

Total Long-Term Investments — 98.6% (Cost: $115,933,914)		101,794,820

Short-Term Securities

Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	11,812	11,809,184
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	60	60,000

Total Short-Term Securities — 11.5% (Cost: $11,869,961)		11,869,184

Total Investments — 110.1% (Cost: $127,803,875)		113,664,004

Liabilities in Excess of Other Assets — (10.1)%		(10,400,586)

Net Assets — 100.0%		$103,263,418

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

92	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2031 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,152,311	$10,660,112	(a)	$—	$(2,462)	$(777)	$11,809,184	11,812	$13,868	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	60,000	(a)	—	—	—	60,000	60	4,458		—

					$(2,462)	$(777)	$11,869,184		$18,326		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$101,794,820	$—	$101,794,820
Money Market Funds	11,869,184	—	—	11,869,184

	$11,869,184	$101,794,820	$—	$113,664,004

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2032 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.9%
Lockheed Martin Corp., 3.90%, 06/15/32 (Call 03/15/32)(a)	$75	$68,604
Raytheon Technologies Corp., 2.38%, 03/15/32 (Call 12/15/31)	95	74,234

		142,838

Agriculture — 1.6%
Altria Group Inc., 2.45%, 02/04/32 (Call 11/04/31)	155	110,166
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	55	45,955
5.94%, 10/01/32	40	41,835
BAT Capital Corp., 4.74%, 03/16/32 (Call 12/16/31)(a)	80	67,067

		265,023

Airlines — 1.0%
American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	47	38,748
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	68	59,276
Series 2019-1, Class AA, 2.75%, 11/15/33	27	21,375
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/01/33	59	46,855

		166,254

Apparel — 0.2%
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	45	33,184

Auto Manufacturers — 1.5%
General Motors Co., 5.60%, 10/15/32 (Call 07/15/32)	95	86,254
General Motors Financial Co. Inc., 3.10%, 01/12/32 (Call 10/12/31)	110	83,808
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	65	53,826
Toyota Motor Credit Corp., 2.40%, 01/13/32	35	27,865

		251,753

Auto Parts & Equipment — 0.5%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)(a)	70	55,828
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)	35	25,522

		81,350

Banks — 4.8%
Bank of New York Mellon Corp. (The), 2.50%, 01/26/32 (Call 10/26/31)	45	34,857
Bank of Nova Scotia (The), 2.45%, 02/02/32	80	60,083
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)	90	74,290
Citigroup Inc., 6.63%, 06/15/32	90	91,140
Citizens Financial Group Inc., 2.64%, 09/30/32 (Call 07/02/32)	60	42,716
Morgan Stanley, 7.25%, 04/01/32(a)	90	97,510
Royal Bank of Canada, 3.88%, 05/04/32	95	81,903
Toronto-Dominion Bank (The)
2.45%, 01/12/32	55	41,821
3.20%, 03/10/32	135	109,900
4.46%, 06/08/32	175	157,253

		791,473

Beverages — 3.0%
Coca-Cola Co. (The), 2.25%, 01/05/32	185	149,645
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 (Call 06/01/32)	60	43,384
Constellation Brands Inc., 4.75%, 05/09/32 (Call 02/09/32)	75	69,872
Diageo Capital PLC, 2.13%, 04/29/32 (Call 01/29/32)	65	49,742
Keurig Dr Pepper Inc., 4.05%, 04/15/32 (Call 01/15/32)	75	65,789
PepsiCo Inc., 3.90%, 07/18/32 (Call 04/18/32)	115	106,529

		484,961

Security	Par (000)	Value

Biotechnology — 1.4%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)(a)	$115	$87,545
3.35%, 02/22/32 (Call 11/22/31)	90	76,662
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	70	58,472

		222,679

Building Materials — 0.3%
Fortune Brands Home & Security Inc., 4.00%, 03/25/32 (Call 12/25/31)	35	28,711
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, 12/01/32 (Call 09/01/32)(a)	15	14,114

		42,825

Chemicals — 1.6%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	55	50,395
Cabot Corp., 5.00%, 06/30/32 (Call 03/30/32)	40	35,743
Celanese U.S. Holdings LLC, 6.38%, 07/15/32 (Call 04/15/32)(a)	90	81,996
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)(a)	55	43,026
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	30	23,018
Sherwin-Williams Co. (The), 2.20%, 03/15/32 (Call 12/15/31)	45	33,914

		268,092

Commercial Services — 2.5%
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)	60	54,337
Global Payments Inc., 5.40%, 08/15/32 (Call 05/15/32)	60	55,458
PayPal Holdings Inc., 4.40%, 06/01/32 (Call 03/01/32)	90	82,626
Quanta Services Inc., 2.35%, 01/15/32 (Call 10/15/31)	55	39,852
RELX Capital Inc., 4.75%, 05/20/32 (Call 02/20/32)	35	32,585
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)(b)	135	111,133
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	55	39,338

		415,329

Computers — 2.4%
Apple Inc., 3.35%, 08/08/32 (Call 05/08/32)	100	88,211
HP Inc., 4.20%, 04/15/32 (Call 01/15/32)	90	73,689
International Business Machines Corp.
2.72%, 02/09/32 (Call 11/09/31)	40	32,147
4.40%, 07/27/32 (Call 04/27/32)	100	91,540
5.88%, 11/29/32	70	71,510
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)	50	34,677

		391,774

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co., 3.25%, 08/15/32 (Call 05/15/32)	45	39,669
Procter & Gamble Co. (The), 2.30%, 02/01/32(a)	85	69,976
Unilever Capital Corp., 5.90%, 11/15/32	90	93,904

		203,549

Diversified Financial Services — 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32 (Call 10/30/31)	350	262,780
Air Lease Corp., 2.88%, 01/15/32 (Call 10/15/31)	65	48,594
Ameriprise Financial Inc., 4.50%, 05/13/32 (Call 02/13/32)(a)	45	41,773
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	60	43,732
Cboe Global Markets Inc., 3.00%, 03/16/32 (Call 12/16/31)	40	32,345
Charles Schwab Corp. (The), 2.90%, 03/03/32 (Call 12/03/31)	100	81,214
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	80	64,441
Credit Suisse USA Inc., 7.13%, 07/15/32	70	69,099
Intercontinental Exchange Inc., 1.85%, 09/15/32 (Call 06/15/32)	145	105,266
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	50	34,653
Nomura Holdings Inc., 3.00%, 01/22/32	70	51,902
ORIX Corp., 4.00%, 04/13/32	60	51,078

		886,877

94	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2032 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 10.9%
AEP Texas Inc., 4.70%, 05/15/32 (Call 02/15/32)(a)	$45	$40,987
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	70	58,688
3.94%, 09/01/32 (Call 03/01/32)	30	26,811
Ameren Illinois Co., 3.85%, 09/01/32 (Call 06/01/32)	45	40,084
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	45	40,284
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	15	12,528
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	25	23,439
Commonwealth Edison Co., 3.15%, 03/15/32 (Call 12/15/31)	25	21,122
Consumers Energy Co., 3.60%, 08/15/32 (Call 02/15/32)	30	26,374
Dominion Energy Inc., 4.35%, 08/15/32 (Call 05/15/32)	35	31,587
Dominion Energy South Carolina Inc., 6.63%, 02/01/32	25	26,448
DTE Electric Co., Series A, 3.00%, 03/01/32 (Call 12/01/31)	50	41,505
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)(a)	40	32,721
6.45%, 10/15/32	40	41,510
Duke Energy Corp., 4.50%, 08/15/32 (Call 05/15/32)	105	94,894
Duke Energy Progress LLC, 3.40%, 04/01/32 (Call 01/01/32)	35	29,962
Entergy Louisiana LLC, 2.35%, 06/15/32 (Call 03/15/32)	50	38,321
Eversource Energy, 3.38%, 03/01/32 (Call 12/01/31)	65	54,284
Exelon Corp., 3.35%, 03/15/32 (Call 12/15/31)(b)	65	54,036
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	135	108,786
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	65	61,049
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	45	36,150
4.02%, 11/01/32 (Call 05/01/32)	55	48,601
Series C, 8.00%, 03/01/32	35	40,465
NextEra Energy Capital Holdings Inc.
2.44%, 01/15/32 (Call 10/15/31)	90	69,697
5.00%, 07/15/32 (Call 04/15/32)(a)	90	85,590
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32 (Call 03/01/32)(b)	40	36,760
7.00%, 05/01/32	45	49,302
Pacific Gas and Electric Co.
4.40%, 03/01/32 (Call 12/01/31)	40	33,456
5.90%, 06/15/32 (Call 03/15/32)	55	51,246
Public Service Co. of Colorado, 4.10%, 06/01/32	35	31,947
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)	50	42,045
Puget Energy Inc., 4.22%, 03/15/32 (Call 12/15/31)	40	34,290
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	45	36,970
Southern California Edison Co., 2.75%, 02/01/32 (Call 11/01/31)	35	27,585
Southern Co. (The), 5.70%, 10/15/32	20	19,787
Tucson Electric Power Co., 3.25%, 05/15/32 (Call 02/15/32)	30	24,693
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)	50	38,237
Virginia Electric & Power Co., 2.40%, 03/30/32 (Call 12/30/31)(a)	60	47,190
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	25	23,817
Wisconsin Power and Light Co., 3.95%, 09/01/32 (Call 06/01/32)	55	48,764
Xcel Energy Inc., 4.60%, 06/01/32 (Call 12/01/31)	60	55,331

		1,787,343

Electronics — 0.9%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	60	54,981
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)(a)	40	30,440
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	30	26,831

Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA, 2.50%, 02/04/32	$50	$39,871

		152,123

Entertainment — 2.0%
Magallanes Inc., 4.28%, 03/15/32 (Call 12/15/31)(b)	405	327,309

Environmental Control — 1.4%
Republic Services Inc., 1.75%, 02/15/32 (Call 11/15/31)(a)	70	51,992
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	60	46,264
3.20%, 06/01/32 (Call 03/01/32)	45	37,557
Waste Management Inc., 4.15%, 04/15/32 (Call 01/15/32)(a)	95	87,434

		223,247

Food — 1.9%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 3.00%, 05/15/32 (Call 02/15/32)(b)	110	80,430
JM Smucker Co. (The), 2.13%, 03/15/32 (Call 12/15/31)	45	33,449
Kraft Heinz Foods Co., 6.75%, 03/15/32	30	31,619
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)	60	43,611
3.00%, 03/17/32 (Call 12/17/31)	65	53,221
Pilgrim’s Pride Corp., 3.50%, 03/01/32 (Call 09/01/26)(b)	80	61,404

		303,734

Forest Products & Paper — 0.4%
Suzano Austria GmbH, 3.13%, 01/15/32 (Call 10/15/31)	90	66,503

Gas — 1.0%
Atmos Energy Corp., 5.45%, 10/15/32 (Call 07/15/32)	25	25,130
CenterPoint Energy Resources Corp., 4.40%, 07/01/32 (Call 04/01/32)(a)	40	36,896
ONE Gas Inc., 4.25%, 09/01/32 (Call 06/01/32)(a)	25	22,818
Southern Co. Gas Capital Corp., 5.15%, 09/15/32 (Call 03/15/32)	25	23,778
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	60	50,140

		158,762

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(a)	45	36,472

Health Care - Products — 0.7%
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(b)	15	11,471
2.54%, 02/01/32 (Call 11/01/31)(a)	125	95,594

		107,065

Health Care - Services — 2.6%
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	55	49,493
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)(b)	180	146,171
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)	65	48,906
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	30	22,240
UnitedHealth Group Inc., 4.20%, 05/15/32 (Call 02/15/32)(a)	135	124,482
Universal Health Services Inc., 2.65%, 01/15/32 (Call 10/15/31)(b)	45	32,128

		423,420

Home Builders — 0.2%
PulteGroup Inc., 7.88%, 06/15/32	25	26,254

Home Furnishings — 0.2%
Whirlpool Corp., 4.70%, 05/14/32 (Call 02/14/32)	35	31,416

Household Products & Wares — 0.5%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	50	36,821
Clorox Co. (The), 4.60%, 05/01/32 (Call 02/01/32)	55	51,049

		87,870

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2032 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 3.8%
Assurant Inc., 2.65%, 01/15/32 (Call 10/15/31)	$35	$25,225
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32 (Call 12/15/31)(a)	95	79,047
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	60	50,390
Corebridge Financial Inc., 3.90%, 04/05/32 (Call 01/05/32)(b)	135	113,029
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)(b)	60	54,528
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)	35	31,782
Jackson Financial Inc., 5.67%, 06/08/32 (Call 03/08/32)	30	27,340
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)	40	32,533
Lincoln National Corp., 3.40%, 03/01/32 (Call 12/01/31)	30	24,337
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(a)	50	42,663
MetLife Inc., 6.50%, 12/15/32	55	57,710
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)	40	33,084
6.25%, 12/01/32	30	31,354
Prudential PLC, 3.63%, 03/24/32 (Call 12/24/31)	25	20,471

		623,493

Internet — 2.5%
Amazon.com Inc., 3.60%, 04/13/32 (Call 01/13/32)	220	196,865
Meta Platforms Inc., 3.85%, 08/15/32 (Call 05/15/32)(b)	255	217,423

		414,288

Iron & Steel — 0.3%
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	55	44,606

Leisure Time — 0.2%
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)	40	31,615

Lodging — 0.5%
Marriott International Inc./MD, Series GG, 3.50%, 10/15/32 (Call 07/15/32)	100	79,985

Machinery — 0.5%
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	45	32,263
John Deere Capital Corp., 3.90%, 06/07/32	50	45,339

		77,602

Manufacturing — 2.5%
Carlisle Companies Inc., 2.20%, 03/01/32 (Call 12/01/31)(a)	55	40,469
Eaton Corp., 4.00%, 11/02/32	55	48,600
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	65	60,072
General Electric Co., 6.75%, 03/15/32	220	239,459
Pentair Finance Sarl, 5.90%, 07/15/32 (Call 04/15/32)	25	23,625

		412,225

Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, 02/01/32 (Call 11/01/31)	95	67,850
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	50	40,181
Grupo Televisa SAB, 8.50%, 03/11/32(a)	20	22,595
Paramount Global, 4.20%, 05/19/32 (Call 02/19/32)(a)	90	72,066
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	45	49,301

		251,993

Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)	25	21,743

Mining — 0.4%
Newmont Corp., 2.60%, 07/15/32 (Call 04/15/32)	85	64,822

Oil & Gas — 2.8%
BP Capital Markets America Inc., 2.72%, 01/12/32 (Call 10/12/31)	170	138,004

Security	Par (000)	Value

Oil & Gas (continued)
Canadian Natural Resources Ltd., 7.20%, 01/15/32	$25	$26,238
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)(a)	45	34,763
ConocoPhillips Co., 5.90%, 10/15/32	50	51,864
Devon Energy Corp., 7.95%, 04/15/32	35	38,764
Marathon Oil Corp., 6.80%, 03/15/32	50	50,940
Suncor Energy Inc., 7.15%, 02/01/32	45	46,779
Valero Energy Corp., 7.50%, 04/15/32	70	76,114

		463,466

Packaging & Containers — 0.6%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	30	24,094
Sonoco Products Co., 2.85%, 02/01/32 (Call 11/01/31)	50	39,059
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	45	38,788

		101,941

Pharmaceuticals — 1.0%
Becton Dickinson and Co., 4.30%, 08/22/32 (Call 05/22/32)	25	22,617
Bristol-Myers Squibb Co., 2.95%, 03/15/32 (Call 12/15/31)	155	131,435

		154,052

Pipelines — 3.0%
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)	50	39,692
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	30	32,076
Kinder Morgan Inc., 7.75%, 01/15/32	90	97,984
MPLX LP, 4.95%, 09/01/32 (Call 06/01/32)	90	81,521
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32 (Call 07/15/26)	85	70,040
Texas Eastern Transmission LP, 7.00%, 07/15/32	45	47,267
Williams Companies Inc. (The)
4.65%, 08/15/32 (Call 05/15/32)	90	81,086
8.75%, 03/15/32	40	46,001

		495,667

Real Estate Investment Trusts — 7.5%
Alexandria Real Estate Equities Inc., 2.00%, 05/18/32 (Call 02/18/32)	85	61,368
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	60	48,455
American Tower Corp., 4.05%, 03/15/32 (Call 12/15/31)(a)	60	51,350
AvalonBay Communities Inc., 2.05%, 01/15/32 (Call 10/15/31)	65	49,492
Boston Properties LP, 2.55%, 04/01/32 (Call 01/01/32)	75	54,016
CubeSmart LP, 2.50%, 02/15/32 (Call 11/15/31)	45	33,016
Equinix Inc., 3.90%, 04/15/32 (Call 01/15/32)	105	88,498
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)	60	45,556
Extra Space Storage LP, 2.35%, 03/15/32 (Call 12/15/31)	55	39,797
GLP Capital LP/GLP Financing II Inc., 3.25%, 01/15/32 (Call 10/15/31)	70	51,880
Invitation Homes Operating Partnership LP, 4.15%, 04/15/32 (Call 01/15/32)	55	45,755
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)	40	27,790
Kimco Realty Corp., 3.20%, 04/01/32 (Call 01/01/32)	55	43,783
Piedmont Operating Partnership LP, 2.75%, 04/01/32 (Call 01/01/32)	20	13,804
Prologis LP, 2.25%, 01/15/32	30	22,653
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	60	46,940
5.63%, 10/13/32	30	29,376
Safehold Operating Partnership LP, 2.85%, 01/15/32	30	21,947
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	65	47,554
2.65%, 02/01/32	60	45,611
Spirit Realty LP, 2.70%, 02/15/32 (Call 11/15/31)	35	24,769
Sun Communities Operating LP, 4.20%, 04/15/32 (Call 01/15/32)	55	45,400
UDR Inc., 2.10%, 08/01/32 (Call 05/01/32)	40	28,246

96	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2032 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP, 5.13%, 05/15/32 (Call 02/15/32)	$130	$115,244
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	45	34,004
3.85%, 06/15/32 (Call 03/15/32)	30	24,831
Weyerhaeuser Co., 7.38%, 03/15/32	60	63,859
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	35	25,628

		1,230,622

Retail — 5.8%
Advance Auto Parts Inc., 3.50%, 03/15/32 (Call 12/15/31)	30	23,735
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)	60	46,804
AutoZone Inc., 4.75%, 08/01/32 (Call 05/01/32)	45	41,961
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	105	80,524
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)(a)	65	49,298
Dollar General Corp., 5.00%, 11/01/32 (Call 08/01/32)	25	23,847
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	40	31,015
Home Depot Inc. (The)
3.25%, 04/15/32 (Call 01/15/32)(a)	130	112,004
4.50%, 09/15/32 (Call 06/15/32)	150	142,185
Lowe’s Companies Inc., 3.75%, 04/01/32 (Call 01/01/32)	130	112,160
McDonald’s Corp., 4.60%, 09/09/32 (Call 06/09/32)	25	23,742
O’Reilly Automotive Inc., 4.70%, 06/15/32 (Call 03/15/32)	75	70,159
Starbucks Corp., 3.00%, 02/14/32 (Call 11/14/31)(a)	90	74,521
Target Corp.
4.50%, 09/15/32 (Call 06/15/32)	75	70,692
6.35%, 11/01/32	25	26,618
Walmart Inc., 4.15%, 09/09/32 (Call 06/09/32)	20	18,935

		948,200

Semiconductors — 5.3%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	45	40,175
Broadcom Inc.
4.15%, 04/15/32 (Call 01/15/32)(b)	110	92,281
4.30%, 11/15/32 (Call 08/15/32)	160	135,018
Intel Corp.
4.00%, 12/15/32	65	57,336
4.15%, 08/05/32 (Call 05/05/32)(a)	100	89,442
KLA Corp., 4.65%, 07/15/32 (Call 04/15/32)	90	85,419
Micron Technology Inc., 2.70%, 04/15/32 (Call 01/15/32)	90	65,929
NXP BV/NXP Funding LLC/NXP USA Inc., 2.65%, 02/15/32 (Call 11/15/31)	95	70,858
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	105	78,948
4.25%, 05/20/32 (Call 02/20/32)	50	46,952
Texas Instruments Inc., 3.65%, 08/16/32 (Call 05/16/32)	30	26,891
TSMC Arizona Corp., 4.25%, 04/22/32 (Call 01/22/32)	90	80,369

		869,618

Software — 1.1%
Fidelity National Information Services Inc., 5.10%, 07/15/32 (Call 04/15/32)	60	56,447
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	50	43,098
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	90	76,981

		176,526

Security	Par/ Shares (000)	Value

Telecommunications — 5.7%
AT&T Inc., 2.25%, 02/01/32 (Call 11/01/31)	$225	$169,232
Bell Telephone Co. of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	55	41,413
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	45	54,400
Motorola Solutions Inc., 5.60%, 06/01/32 (Call 03/01/32)	50	47,080
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(b)	180	153,108
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	80	65,650
T-Mobile USA Inc., 2.70%, 03/15/32	90	70,425
Verizon Communications Inc., 2.36%, 03/15/32 (Call 12/15/31)	385	291,518
Vodafone Group PLC, 6.25%, 11/30/32	45	44,413

		937,239

Transportation — 1.5%
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	25	22,579
CSX Corp., 4.10%, 11/15/32 (Call 08/15/32)	75	67,583
Norfolk Southern Corp., 3.00%, 03/15/32 (Call 12/15/31)	65	53,862
Union Pacific Corp., 2.80%, 02/14/32	115	95,282

		239,306

Trucking & Leasing — 0.2%
GATX Corp., 3.50%, 06/01/32 (Call 03/01/32)	35	27,887

Water — 0.4%
American Water Capital Corp., 4.45%, 06/01/32 (Call 03/01/32)	70	64,750

Total Long-Term Investments — 98.5% (Cost: $17,315,101)		16,111,125

Short-Term Securities

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	1,615	1,614,258
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	30	30,000

Total Short-Term Securities — 10.0% (Cost: $1,644,757)		1,644,258

Total Investments — 108.5% (Cost: $18,959,858)		17,755,383

Liabilities in Excess of Other Assets — (8.5)%		(1,394,479)

Net Assets — 100.0%		$16,360,904

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2032 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/28/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,615,008	(b)	$—	$(251)	$(499)	$1,614,258	1,615	$1,115	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	30,000	(b)	—	—	—	30,000	30	753		—

					$(251)	$(499)	$1,644,258		$1,868		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$16,111,125	$—	$16,111,125
Money Market Funds	1,644,258	—	—	1,644,258

	$1,644,258	$16,111,125	$—	$17,755,383

See notes to financial statements.

98	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2022

	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$569,029,569	$1,894,685,059	$1,933,676,186	$1,459,192,969
Investments, at value — affiliated(c)	779,109,317	359,383,583	99,026,694	119,212,366
Cash	47,310	113,324	10,629	1,707
Receivables:
Investments sold	9,079,996	754,787	—	8,440,633
Securities lending income — affiliated	64,043	63,038	25,916	25,034
Capital shares sold	—	—	164,166	23,232
Dividends — affiliated	1,618,614	136,662	26,606	12,750
Interest — unaffiliated	6,909,252	14,457,143	15,518,783	13,095,831

Total assets	1,365,858,101	2,269,593,596	2,048,448,980	1,600,004,522

LIABILITIES
Collateral on securities loaned, at value	32,212,834	293,085,931	90,188,931	112,755,823
Payables:
Investments purchased	—	—	4,024,929	8,432,945
Capital shares redeemed	46,560	—	—	—
Investment advisory fees	66,170	160,921	161,124	123,581

Total liabilities	32,325,564	293,246,852	94,374,984	121,312,349

NET ASSETS	$1,333,532,537	$1,976,346,744	$1,954,073,996	$1,478,692,173

NET ASSETS CONSIST OF
Paid-in capital	$1,332,363,183	$2,010,110,425	$2,046,613,150	$1,587,954,683
Accumulated earnings (loss)	1,169,354	(33,763,681)	(92,539,154)	(109,262,510)

NET ASSETS	$1,333,532,537	$1,976,346,744	$1,954,073,996	$1,478,692,173

NET ASSETVALUE
Shares outstanding	53,200,000	79,300,000	80,500,000	61,500,000

Net asset value	$25.07	$24.92	$24.27	$24.04

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$569,823,054	$1,929,869,198	$2,023,569,658	$1,565,520,711
(b) Securities loaned, at value	$10,441,161	$283,732,116	$87,143,956	$109,054,182
(c) Investments, at cost — affiliated	$779,095,732	$359,404,717	$99,018,777	$119,203,118

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	99

Statements of Assets and Liabilities  (continued)

October 31, 2022

	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,222,228,932	$870,512,926	$545,608,088	$277,137,806
Investments, at value — affiliated(c)	59,689,169	90,473,217	39,698,990	28,182,990
Cash	1,816	329	5,471	9,235
Receivables:
Investments sold	1,308,912	1,105,722	276,153	2,414,280
Securities lending income — affiliated	10,526	27,044	7,868	7,103
Capital shares sold	277,223	175,993	24,163	15,894
Dividends — affiliated	10,284	10,158	4,359	3,950
Interest — unaffiliated	9,840,333	8,189,429	5,354,940	2,844,212

Total assets	1,293,367,195	970,494,818	590,980,032	310,615,470

LIABILITIES
Collateral on securities loaned, at value	52,975,945	86,160,941	37,815,477	27,135,947
Payables:
Investments purchased	3,831,859	2,402,827	24,163	616,284
Investment advisory fees	100,775	73,000	47,238	26,798

Total liabilities	56,908,579	88,636,768	37,886,878	27,779,029

NET ASSETS	$1,236,458,616	$881,858,050	$553,093,154	$282,836,441

NET ASSETS CONSIST OF
Paid-in capital	$1,360,188,502	$978,811,749	$618,263,905	$322,964,140
Accumulated loss	(123,729,886)	(96,953,699)	(65,170,751)	(40,127,699)

NET ASSETS	$1,236,458,616	$881,858,050	$553,093,154	$282,836,441

NET ASSETVALUE
Shares outstanding	53,950,000	38,650,000	23,400,000	13,100,000

Net asset value	$22.92	$22.82	$23.64	$21.59

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$1,343,560,252	$961,729,495	$608,257,717	$314,083,332
(b) Securities loaned, at value	$51,594,591	$83,328,067	$36,569,867	$26,174,452
(c) Investments, at cost — affiliated	$59,686,572	$90,477,615	$39,698,965	$28,183,662

See notes to financial statements.

100	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

October 31, 2022

	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF	iShares iBonds Dec 2032 Term Corporate ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$181,585,306	$101,794,820	$16,111,125
Investments, at value — affiliated(c)	23,735,064	11,869,184	1,644,258
Cash	4,690	—	6,271
Receivables:
Investments sold	1,101,144	504,911	43,103
Securities lending income — affiliated	4,694	4,164	570
Capital shares sold	—	—	25,468
Dividends — affiliated	3,472	926	123
Interest — unaffiliated	1,690,519	914,145	171,847

Total assets	208,124,889	115,088,150	18,002,765

LIABILITIES
Bank overdraft	—	1,348	—
Collateral on securities loaned, at value	22,188,247	11,812,423	1,615,008
Payables:
Investments purchased	733,802	—	25,468
Capital shares redeemed	—	1,263	—
Investment advisory fees	15,551	9,698	1,385

Total liabilities	22,937,600	11,824,732	1,641,861

NET ASSETS	$185,187,289	$103,263,418	$16,360,904

NET ASSETS CONSIST OF
Paid-in capital	$218,283,804	$117,602,693	$17,522,853
Accumulated loss	(33,096,515)	(14,339,275)	(1,161,949)

NET ASSETS	$185,187,289	$103,263,418	$16,360,904

NET ASSET VALUE
Shares outstanding	9,200,000	5,350,000	700,000

Net asset value	$20.13	$19.30	$23.37

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$213,854,748	$115,933,914	$17,315,101
(b) Securities loaned, at value	$21,448,024	$11,414,318	$1,559,265
(c) Investments, at cost — affiliated	$23,737,460	$11,869,961	$1,644,757

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	101

Statements of Operations

Year Ended October 31, 2022

	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF

INVESTMENT INCOME
Dividends — affiliated	$2,891,592	$319,982	$95,873	$51,338
Interest — unaffiliated	21,952,095	30,721,356	32,971,306	27,787,310
Securities lending income — affiliated — net	347,948	375,976	216,153	167,937
Other income — unaffiliated	—	3,610	—	33,840

Total investment income	25,191,635	31,420,924	33,283,332	28,040,425

EXPENSES
Investment advisory	1,500,878	1,734,234	1,665,134	1,310,660
Professional	217	217	217	217

Total expenses	1,501,095	1,734,451	1,665,351	1,310,877

Less:
Investment advisory fees waived	(138,013)	(23,562)	(7,259)	(5,125)

Total expenses after fees waived	1,363,082	1,710,889	1,658,092	1,305,752

Net investment income	23,828,553	29,710,035	31,625,240	26,734,673

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(29,950)	(491,913)	(2,420,207)	(4,956,709)
Investments — affiliated	(40,150)	(48,478)	(30,776)	(26,970)
In-kind redemptions — unaffiliated(a)	636,816	821,940	(523,808)	(2,876,196)

	566,716	281,549	(2,974,791)	(7,859,875)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(11,085,597)	(60,717,131)	(117,923,581)	(127,285,115)
Investments — affiliated	(15,371)	(48,371)	(9,407)	(10,866)

	(11,100,968)	(60,765,502)	(117,932,988)	(127,295,981)

Net realized and unrealized loss	(10,534,252)	(60,483,953)	(120,907,779)	(135,155,856)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,294,301	$(30,773,918)	$(89,282,539)	$(108,421,183)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

102	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended October 31, 2022

	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF

INVESTMENT INCOME
Dividends — affiliated	$40,527	$34,683	$17,044	$16,147
Interest — unaffiliated	24,115,519	18,661,228	12,506,820	7,158,188
Securities lending income — affiliated — net	110,487	177,943	47,781	44,874
Other income — unaffiliated	933	78,886	774	297

Total investment income	24,267,466	18,952,740	12,572,419	7,219,506

EXPENSES
Investment advisory	1,026,567	670,524	395,343	218,615
Professional	217	217	217	—

Total expenses	1,026,784	670,741	395,560	218,615

Less:
Investment advisory fees waived	(2,513)	(2,067)	(829)	(891)

Total expenses after fees waived	1,024,271	668,674	394,731	217,724

Net investment income	23,243,195	18,284,066	12,177,688	7,001,782

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,073,043)	(5,868,315)	(3,214,796)	(3,757,639)
Investments — affiliated	(37,624)	(40,155)	(11,393)	(9,110)
In-kind redemptions — unaffiliated(a)	(3,474,751)	(410,228)	(227,941)	(3,355,982)

	(5,585,418)	(6,318,698)	(3,454,130)	(7,122,731)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(136,157,054)	(100,104,246)	(70,368,795)	(38,334,680)
Investments — affiliated	(7,561)	(12,202)	(4,291)	(2,263)

	(136,164,615)	(100,116,448)	(70,373,086)	(38,336,943)

Net realized and unrealized loss	(141,750,033)	(106,435,146)	(73,827,216)	(45,459,674)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(118,506,838)	$(88,151,080)	$(61,649,528)	$(38,457,892)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	103

Statements of Operations  (continued)

Year Ended October 31, 2022

	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF	iShares iBonds Dec 2032 Term Corporate ETF(a)

INVESTMENT INCOME
Dividends — affiliated	$9,650	$4,602	$753
Interest — unaffiliated	4,220,093	2,251,005	248,861
Securities lending income — affiliated — net	27,860	13,724	1,115
Other income — unaffiliated	229	110	7,302

Total investment income	4,257,832	2,269,441	258,031

EXPENSES
Investment advisory	150,130	59,419	5,095

Total expenses	150,130	59,419	5,095

Less:
Investment advisory fees waived	(522)	(225)	(12)

Total expenses after fees waived	149,608	59,194	5,083

Net investment income	4,108,224	2,210,247	252,948

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,264,930)	(649,740)	(27,755)
Investments — affiliated	(10,076)	(2,462)	(251)
In-kind redemptions — unaffiliated(b)	(2,357,470)	(1,060,457)	—

	(3,632,476)	(1,712,659)	(28,006)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(30,543,620)	(13,983,913)	(1,203,976)
Investments — affiliated	(2,396)	(777)	(499)

	(30,546,016)	(13,984,690)	(1,204,475)

Net realized and unrealized loss	(34,178,492)	(15,697,349)	(1,232,481)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,070,268)	$(13,487,102)	$(979,533)

(a)	For the period from June 28, 2022 (commencement of operations) to October 31, 2022.

(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

104	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBonds Dec 2022 Term Corporate ETF		iShares iBonds Dec 2023 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$23,828,553	$25,856,563	$29,710,035	$27,729,325
Net realized gain	566,716	5,836,853	281,549	6,483,286
Net change in unrealized appreciation (depreciation)	(11,100,968)	(24,344,146)	(60,765,502)	(24,749,443)

Net increase (decrease) in net assets resulting from operations	13,294,301	7,349,270	(30,773,918)	9,463,168

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,538,071)	(26,878,634)	(33,412,700)	(28,379,197)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(232,810,868)	178,335,129	374,059,008	378,694,260

NET ASSETS
Total increase (decrease) in net assets	(245,054,638)	158,805,765	309,872,390	359,778,231
Beginning of year	1,578,587,175	1,419,781,410	1,666,474,354	1,306,696,123

End of year	$1,333,532,537	$1,578,587,175	$1,976,346,744	$1,666,474,354

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2024 Term Corporate ETF		iShares iBonds Dec 2025 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,625,240	$24,228,083	$26,734,673	$20,433,172
Net realized gain (loss)	(2,974,791)	5,165,635	(7,859,875)	2,546,969
Net change in unrealized appreciation (depreciation)	(117,932,988)	(20,730,262)	(127,295,981)	(20,630,453)

Net increase (decrease) in net assets resulting from operations	(89,282,539)	8,663,456	(108,421,183)	2,349,688

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(30,641,920)	(24,776,110)	(27,936,378)	(21,101,206)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	569,682,147	485,551,282	358,919,259	429,517,243

NET ASSETS
Total increase in net assets	449,757,688	469,438,628	222,561,698	410,765,725
Beginning of year	1,504,316,308	1,034,877,680	1,256,130,475	845,364,750

End of year	$1,954,073,996	$1,504,316,308	$1,478,692,173	$1,256,130,475

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

106	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2026 Term Corporate ETF		iShares iBonds Dec 2027 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$23,243,195	$14,742,966	$18,284,066	$9,867,596
Net realized gain (loss)	(5,585,418)	4,790,605	(6,318,698)	2,051,207
Net change in unrealized appreciation (depreciation)	(136,164,615)	(20,266,018)	(100,116,448)	(9,529,418)

Net increase (decrease) in net assets resulting from operations	(118,506,838)	(732,447)	(88,151,080)	2,389,385

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(22,178,867)	(14,647,816)	(16,945,371)	(9,842,292)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	515,725,970	324,940,441	464,085,708	192,817,053

NET ASSETS
Total increase in net assets	375,040,265	309,560,178	358,989,257	185,364,146
Beginning of year	861,418,351	551,858,173	522,868,793	337,504,647

End of year	$1,236,458,616	$861,418,351	$881,858,050	$522,868,793

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	107

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2028 Term Corporate ETF		iShares iBonds Dec 2029 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,177,688	$6,138,084	$7,001,782	$2,495,581
Net realized gain (loss)	(3,454,130)	1,385,189	(7,122,731)	110,814
Net change in unrealized appreciation (depreciation)	(70,373,086)	(5,443,045)	(38,336,943)	(1,676,120)

Net increase (decrease) in net assets resulting from operations	(61,649,528)	2,080,228	(38,457,892)	930,275

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,114,352)	(6,052,855)	(6,234,703)	(2,422,442)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	320,736,916	102,419,523	185,847,584	58,517,144

NET ASSETS
Total increase in net assets	247,973,036	98,446,896	141,154,989	57,024,977
Beginning of year	305,120,118	206,673,222	141,681,452	84,656,475

End of year	$553,093,154	$305,120,118	$282,836,441	$141,681,452

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

108	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2030 Term Corporate ETF		iShares iBonds Dec 2031 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Period From 06/22/21 to 10/31/21 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,108,224	$1,555,085	$2,210,247	$96,628
Net realized loss	(3,632,476)	(68,954)	(1,712,659)	(4,108)
Net change in unrealized appreciation (depreciation)	(30,546,016)	(1,528,867)	(13,984,690)	(155,181)

Net decrease in net assets resulting from operations	(30,070,268)	(42,736)	(13,487,102)	(62,661)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(3,750,977)	(1,432,581)	(1,780,923)	(69,045)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	79,353,399	105,347,022	102,350,752	16,312,397

NET ASSETS
Total increase in net assets	45,532,154	103,871,705	87,082,727	16,180,691
Beginning of period	139,655,135	35,783,430	16,180,691	—

End of period	$185,187,289	$139,655,135	$103,263,418	$16,180,691

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Statements of Changes in Net Assets  (continued)

iShares iBonds Dec 2032 Term Corporate ETF
Period From 06/28/22 to 10/31/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$252,948
Net realized loss	(28,006)
Net change in unrealized appreciation (depreciation)	(1,204,475)

Net decrease in net assets resulting from operations	(979,533)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(182,416)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	17,522,853

NET ASSETS
Total increase in net assets	16,360,904
Beginning of period	—

End of period	$16,360,904

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

110	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Corporate ETF
	Year Ended 10/31/22		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$25.26		$25.58	$25.33	$24.17	$25.13

Net investment income(a)	0.40		0.43	0.62	0.74	0.70
Net realized and unrealized gain (loss)(b)	(0.16)		(0.30)	0.28	1.14	(0.99)

Net increase (decrease) from investment operations	0.24		0.13	0.90	1.88	(0.29)

Distributions(c)
From net investment income	(0.39)		(0.45)	(0.63)	(0.72)	(0.67)
From net realized gain	(0.04)		—	(0.02)	—	(0.00	)(d)

Total distributions	(0.43)		(0.45)	(0.65)	(0.72)	(0.67)

Net asset value, end of year	$25.07		$25.26	$25.58	$25.33	$24.17

Total Return(e)
Based on net asset value	0.93%		0.52%	3.63%	7.90%	(1.14)%

Ratios to Average Net Assets(f)
Total expenses	0.10%		0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.09%		0.10%	0.10%	0.10%	0.10%

Net investment income	1.59%		1.69%	2.44%	2.98%	2.85%

Supplemental Data
Net assets, end of year (000)	$1,333,533		$1,578,587	$1,419,781	$1,046,218	$535,445

Portfolio turnover rate(g)	0	%(h)	6%	16%	9%	2%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	111

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$25.88	$26.19	$25.59	$24.09	$25.23

Net investment income(a)	0.43	0.48	0.68	0.79	0.76
Net realized and unrealized gain (loss)(b)	(0.90)	(0.29)	0.61	1.48	(1.16)

Net increase (decrease) from investment operations	(0.47)	0.19	1.29	2.27	(0.40)

Distributions(c)
From net investment income	(0.43)	(0.50)	(0.69)	(0.77)	(0.73)
From net realized gain	(0.06)	—	—	—	(0.01)

Total distributions	(0.49)	(0.50)	(0.69)	(0.77)	(0.74)

Net asset value, end of year	$24.92	$25.88	$26.19	$25.59	$24.09

Total Return(d)
Based on net asset value	(1.81)%	0.72%	5.13%	9.59%	(1.61)%

Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	1.71%	1.83%	2.62%	3.18%	3.12%

Supplemental Data
Net assets, end of year (000)	$1,976,347	$1,666,474	$1,306,696	$872,725	$478,261

Portfolio turnover rate(f)	14%	12%	12%	5%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

112	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$26.09	$26.37	$25.71	$23.84	$25.13

Net investment income(a)	0.48	0.49	0.70	0.84	0.81
Net realized and unrealized gain (loss)(b)	(1.83)	(0.25)	0.67	1.85	(1.32)

Net increase (decrease) from investment operations	(1.35)	0.24	1.37	2.69	(0.51)

Distributions from net investment income(c)	(0.47)	(0.52)	(0.71)	(0.82)	(0.78)

Net asset value, end of year	$24.27	$26.09	$26.37	$25.71	$23.84

Total Return(d)
Based on net asset value	(5.22)%	0.90%	5.44%	11.48%	(2.06)%

Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	1.90%	1.88%	2.69%	3.37%	3.35%

Supplemental Data
Net assets, end of year (000)	$1,954,074	$1,504,316	$1,034,878	$649,122	$299,203

Portfolio turnover rate(f)	9%	9%	8%	14%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$26.64	$27.05	$25.95	$23.62	$25.07

Net investment income(a)	0.51	0.52	0.71	0.85	0.84
Net realized and unrealized gain (loss)(b)	(2.57)	(0.38)	1.11	2.32	(1.48)

Net increase (decrease) from investment operations	(2.06)	0.14	1.82	3.17	(0.64)

Distributions(c)
From net investment income	(0.50)	(0.53)	(0.72)	(0.84)	(0.81)
From net realized gain	(0.04)	(0.02)	—	—	—

Total distributions	(0.54)	(0.55)	(0.72)	(0.84)	(0.81)

Net asset value, end of year	$24.04	$26.64	$27.05	$25.95	$23.62

Total Return(d)
Based on net asset value	(7.80)%	0.51%	7.16%	13.68%	(2.58)%

Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.04%	1.92%	2.70%	3.42%	3.48%

Supplemental Data
Net assets, end of year (000)	$1,478,692	$1,256,130	$845,365	$508,532	$330,724

Portfolio turnover rate(f)	11%	8%	14%	6%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

114	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$26.22	$26.72	$25.50	$22.94	$24.53

Net investment income(a)	0.55	0.57	0.74	0.86	0.83
Net realized and unrealized gain (loss)(b)	(3.32)	(0.49)	1.22	2.54	(1.63)

Net increase (decrease) from investment operations	(2.77)	0.08	1.96	3.40	(0.80)

Distributions from net investment income(c)	(0.53)	(0.58)	(0.74)	(0.84)	(0.79)

Net asset value, end of year	$22.92	$26.22	$26.72	$25.50	$22.94

Total Return(d)
Based on net asset value	(10.69)%	0.29%	7.84%	15.11%	(3.31)%

Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.26%	2.14%	2.84%	3.53%	3.54%

Supplemental Data
Net assets, end of year (000)	$1,236,459	$861,418	$551,858	$368,465	$152,530

Portfolio turnover rate(f)	5%	7%	5%	9%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	115

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$26.68	$27.00	$25.94	$23.18	$24.96

Net investment income(a)	0.67	0.59	0.77	0.89	0.89
Net realized and unrealized gain (loss)(b)	(3.92)	(0.30)	1.07	2.75	(1.79)

Net increase (decrease) from investment operations	(3.25)	0.29	1.84	3.64	(0.90)

Distributions from net investment income(c)	(0.61)	(0.61)	(0.78)	(0.88)	(0.88)

Net asset value, end of year	$22.82	$26.68	$27.00	$25.94	$23.18

Total Return(d)
Based on net asset value	(12.31)%	1.01%	7.21%	16.00%	(3.67)%

Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.73%	2.18%	2.94%	3.60%	3.75%

Supplemental Data
Net assets, end of year (000)	$881,858	$522,869	$337,505	$250,336	$136,744

Portfolio turnover rate(f)	10%	4%	10%	4%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

116	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20		Year Ended 10/31/19	Period From 09/18/18 to 10/31/18	(a)

Net asset value, beginning of period	$28.52	$28.91	$27.76		$24.77	$25.00

Net investment income(b)	0.79	0.71	0.86		1.01	0.12
Net realized and unrealized gain (loss)(c)	(4.94)	(0.38)	1.13		3.06	(0.35)

Net increase (decrease) from investment operations	(4.15)	0.33	1.99		4.07	(0.23)

Distributions(d)
Distributions from net investment income	(0.73)	(0.72)	(0.84)		(1.08)	—
From net realized gain	—	—	(0.00	)(e)	—	—

Total distributions	(0.73)	(0.72)	(0.84)		(1.08)	—

Net asset value, end of period	$23.64	$28.52	$28.91		$27.76	$24.77

Total Return(f)
Based on net asset value	(14.77)%	1.09%	7.33%		16.87%	(0.92	)%(g)

Ratios to Average Net Assets(h)
Total expenses	0.10%	0.10%	0.10%		0.10%	0.10	%(i)

Total expenses after fees waived	0.10%	0.10%	0.10%		0.10%	0.10	%(i)

Net investment income	3.08%	2.45%	3.04%		3.79%	4.22	%(i)

Supplemental Data
Net assets, end of period (000)	$553,093	$305,120	$206,673		$112,437	$38,399

Portfolio turnover rate(j)	8%	10%	7%		6%	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	117

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 09/17/19 to 10/31/19	(a)

Net asset value, beginning of period	$26.48	$26.88	$25.53	$25.00

Net investment income(b)	0.75	0.61	0.70	0.09
Net realized and unrealized gain (loss)(c)	(4.98)	(0.40)	1.35	0.44

Net increase (decrease) from investment operations	(4.23)	0.21	2.05	0.53

Distributions from net investment income(d)	(0.66)	(0.61)	(0.70)	—

Net asset value, end of period	$21.59	$26.48	$26.88	$25.53

Total Return(e)
Based on net asset value	(16.19)%	0.78%	8.17%	2.12	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10%	0.10%	0.10%	0.10	%(h)

Total expenses after fees waived	0.10%	0.10%	0.10%	0.10	%(h)

Net investment income	3.20%	2.28%	2.69%	2.84	%(h)

Supplemental Data
Net assets, end of period (000)	$282,836	$141,681	$84,656	$17,872

Portfolio turnover rate(i)	12%	4%	9%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (h) Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

118	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Corporate ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Period From 06/23/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.16	$25.56	$25.17

Net investment income(b)	0.62	0.51	0.18
Net realized and unrealized gain (loss)(c)	(5.08)	(0.42)	0.33

Net increase (decrease) from investment operations	(4.46)	0.09	0.51

Distributions from net investment income(d)	(0.57)	(0.49)	(0.12)

Net asset value, end of period	$20.13	$25.16	$25.56

Total Return(e)
Based on net asset value	(17.98)%	0.36%	2.03	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10%	0.10%	0.10	%(h)

Total expenses after fees waived	0.10%	0.10%	0.10	%(h)

Net investment income	2.74%	2.01%	1.93	%(h)

Supplemental Data
Net assets, end of period (000)	$185,187	$139,655	$35,783

Portfolio turnover rate(i)	7%	4%	4%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2031 Term Corporate ETF
	Year Ended 10/31/22	Period From 06/22/21 to 10/31/21	(a)

Net asset value, beginning of period	$24.89	$25.00

Net investment income(b)	0.79	0.20
Net realized and unrealized loss(c)	(5.75)	(0.17)

Net increase (decrease) from investment operations	(4.96)	0.03

Distributions from net investment income(d)	(0.63)	(0.14)

Net asset value, end of period	$19.30	$24.89

Total Return(e)
Based on net asset value	(20.24)%	0.16	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10%	0.10	%(h)

Total expenses after fees waived	0.10%	0.10	%(h)

Net investment income	3.72%	2.21	%(h)

Supplemental Data
Net assets, end of period (000)	$103,263	$16,181

Portfolio turnover rate(i)	5%	15%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

120	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2032 Term Corporate ETF
	Period From 06/28/22 to 10/31/22	(a)

Net asset value, beginning of period	$24.98

Net investment income(b)	0.42
Net realized and unrealized loss(c)	(1.74)

Net decrease from investment operations	(1.32)

Distributions from net investment income(d)	(0.29)

Net asset value, end of period	$23.37

Total Return(e)
Based on net asset value	(5.34	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)

Total expenses after fees waived	0.10	%(h)

Net investment income	4.97	%(h)

Supplemental Data
Net assets, end of period (000)	$16,361

Portfolio turnover rate(i)	4%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	121

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2022 Term Corporate	Diversified

iBonds Dec 2023 Term Corporate	Diversified

iBonds Dec 2024 Term Corporate	Diversified

iBonds Dec 2025 Term Corporate	Diversified

iBonds Dec 2026 Term Corporate	Diversified

iBonds Dec 2027 Term Corporate	Diversified

iBonds Dec 2028 Term Corporate	Diversified

iBonds Dec 2029 Term Corporate	Diversified	(a)

iBonds Dec 2030 Term Corporate	Non-diversified

iBonds Dec 2031 Term Corporate	Non-diversified

iBonds Dec 2032 Term Corporate	Non-diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

122	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements  (continued)

In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
iBonds Dec 2022 Term Corporate

Barclays Bank PLC	$661,747	$(661,747)	$—		$—

J.P. Morgan Securities LLC	9,699,552	(9,699,552)	—		—

Morgan Stanley	79,862	(79,862)	—		—

	$10,441,161	$(10,441,161)	$—		$—

iBonds Dec 2023 Term Corporate

Barclays Bank PLC	$25,535,867	$(25,535,867)	$—		$—

BMO Capital Markets Corp.	3,626,350	(3,626,350)	—		—

BNP Paribas SA	1,061,880	(1,061,880)	—		—

BofA Securities, Inc.	13,758,074	(13,758,074)	—		—

Citigroup Global Markets, Inc.	4,037,526	(4,037,526)	—		—

Credit Suisse Securities (USA) LLC	517,943	(517,943)	—		—

Deutsche Bank Securities, Inc.	416,432	(416,432)	—		—

Goldman Sachs & Co. LLC	50,751,961	(50,751,961)	—		—

HSBC Securities (USA), Inc.	1,901,485	(1,901,485)	—		—

J.P. Morgan Securities LLC	116,341,935	(116,341,935)	—		—

Morgan Stanley	50,665,404	(50,665,404)	—		—

Nomura Securities International, Inc.	3,662,474	(3,662,474)	—		—

Pershing LLC	7,403,954	(7,403,954)	—		—

TD Securities (USA) LLC	479,955	(479,955)	—		—

Wells Fargo Securities LLC	3,570,876	(3,570,876)	—		—

	$283,732,116	$(283,732,116)	$—		$—

iBonds Dec 2024 Term Corporate

Barclays Bank PLC	$2,745,664	$(2,745,664)	$—		$—

Barclays Capital, Inc.	4,320,125	(4,320,125)	—		—

BMO Capital Markets Corp.	2,168,997	(2,168,997)	—		—

BNP Paribas SA	2,422,900	(2,422,900)	—		—

BofA Securities, Inc.	3,408,342	(3,408,342)	—		—

Citigroup Global Markets, Inc.	2,943,787	(2,943,787)	—		—

Credit Suisse Securities (USA) LLC	478,293	(478,293)	—		—

Deutsche Bank Securities, Inc.	5,766,671	(5,766,671)	—		—

Goldman Sachs & Co. LLC	17,773,376	(17,773,376)	—		—

HSBC Securities (USA), Inc.	198,630	(198,630)	—		—

J.P. Morgan Securities LLC	17,300,106	(17,300,106)	—		—

Jefferies LLC	894,894	(894,894)	—		—

Morgan Stanley	23,723,390	(23,723,390)	—		—

Nomura Securities International, Inc.	990,612	(990,612)	—		—

Pershing LLC	514,539	(514,539)	—		—

Toronto-Dominion Bank	60,106	(60,106)	—		—

Wells Fargo Securities LLC	1,433,524	(1,433,524)	—		—

	$87,143,956	$(87,143,956)	$—		$—

124	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
iBonds Dec 2025 Term Corporate

Barclays Bank PLC	$4,642,474	$(4,642,474)	$—		$—

BMO Capital Markets Corp.	2,077,847	(2,077,847)	—		—

BNP Paribas SA	6,877,906	(6,877,906)	—		—

BofA Securities, Inc.	13,702,893	(13,702,893)	—		—

Citigroup Global Markets, Inc.	1,312,048	(1,312,048)	—		—

Credit Suisse Securities (USA) LLC	808,670	(808,670)	—		—

Deutsche Bank Securities, Inc.	17,612,222	(17,612,222)	—		—

Goldman Sachs & Co. LLC	15,815,096	(15,815,096)	—		—

HSBC Securities (USA), Inc.	2,461,203	(2,461,203)	—		—

J.P. Morgan Securities LLC	20,379,709	(20,379,709)	—		—

Morgan Stanley	9,577,496	(9,577,496)	—		—

Nomura Securities International, Inc.	49,117	(49,117)	—		—

Pershing LLC	2,022,692	(2,022,692)	—		—

State Street Bank & Trust Co.	1,187,368	(1,187,368)	—		—

TD Securities (USA) LLC	3,585,974	(3,585,974)	—		—

Toronto-Dominion Bank	2,101,265	(2,101,265)	—		—

Wells Fargo Bank N.A.	28,979	(28,979)	—		—

Wells Fargo Securities LLC	4,811,223	(4,811,223)	—		—

	$109,054,182	$(109,054,182)	$—		$—

iBonds Dec 2026 Term Corporate

Barclays Bank PLC	$1,424,577	$(1,424,577)	$—		$—

BMO Capital Markets Corp.	2,763,698	(2,763,698)	—		—

BNP Paribas SA	751,993	(751,993)	—		—

Citigroup Global Markets, Inc.	2,600,277	(2,600,277)	—		—

Credit Suisse Securities (USA) LLC	6,936,971	(6,936,971)	—		—

Goldman Sachs & Co. LLC	11,343,029	(11,343,029)	—		—

HSBC Securities (USA), Inc.	541,455	(541,455)	—		—

J.P. Morgan Securities LLC	11,401,087	(11,401,087)	—		—

Morgan Stanley	4,120,998	(4,120,998)	—		—

Nomura Securities International, Inc.	2,483,480	(2,483,480)	—		—

Pershing LLC	777,510	(777,510)	—		—

RBC Capital Markets LLC	1,110,498	(1,110,498)	—		—

Scotia Capital (USA), Inc.	3,183,254	(3,183,254)	—		—

Wells Fargo Securities LLC	2,155,764	(2,155,764)	—		—

	$51,594,591	$(51,594,591)	$—		$—

iBonds Dec 2027 Term Corporate

Barclays Bank PLC	$15,988,524	$(15,988,524)	$—		$—

BMO Capital Markets Corp.	3,029,646	(3,029,646)	—		—

BNP Paribas SA	92,656	(92,656)	—		—

BofA Securities, Inc.	1,634,650	(1,634,650)	—		—

Citigroup Global Markets, Inc.	2,197,024	(2,197,024)	—		—

Credit Suisse Securities (USA) LLC	2,393,123	(2,393,123)	—		—

Goldman Sachs & Co. LLC	18,022,014	(18,022,014)	—		—

J.P. Morgan Securities LLC	18,000,146	(18,000,146)	—		—

Jefferies LLC	69,516	(69,516)	—		—

Morgan Stanley	8,397,820	(8,397,820)	—		—

Nomura Securities International, Inc.	3,583,137	(3,583,137)	—		—

Pershing LLC	505,399	(505,399)	—		—

RBC Capital Markets LLC	4,764,278	(4,764,278)	—		—

Scotia Capital (USA), Inc.	1,137,272	(1,137,272)	—		—

State Street Bank & Trust Co.	1,108,158	(1,108,158)	—		—

TD Securities (USA) LLC	8,683	(8,683)	—		—

Wells Fargo Bank N.A.	1,531,760	(1,531,760)	—		—

Wells Fargo Securities LLC	864,261	(864,261)	—		—

	$83,328,067	$(83,328,067)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
iBonds Dec 2028 Term Corporate

Barclays Capital, Inc.	$1,508,519	$(1,508,519)	$—		$—

BMO Capital Markets Corp.	363,971	(363,971)	—		—

BNP Paribas SA	251,126	(251,126)	—		—

BofA Securities, Inc.	8,881,623	(8,881,623)	—		—

Citigroup Global Markets, Inc.	813,085	(813,085)	—		—

Credit Suisse Securities (USA) LLC	350,072	(350,072)	—		—

Goldman Sachs & Co. LLC	8,215,202	(8,215,202)	—		—

HSBC Securities (USA), Inc.	1,002,668	(1,002,668)	—		—

J.P. Morgan Securities LLC	12,317,932	(12,317,932)	—		—

Jefferies LLC	160,634	(160,634)	—		—

Pershing LLC	2,011,029	(2,011,029)	—		—

State Street Bank & Trust Co.	694,006	(694,006)	—		—

	$36,569,867	$(36,569,867)	$—		$—

iBonds Dec 2029 Term Corporate

Barclays Bank PLC	$2,128,615	$(2,128,615)	$—		$—

Barclays Capital, Inc.	1,034,858	(1,034,858)	—		—

BMO Capital Markets Corp.	217,927	(217,927)	—		—

BNP Paribas SA	5,210,836	(5,210,836)	—		—

BofA Securities, Inc.	4,726,619	(4,726,619)	—		—

Citigroup Global Markets, Inc.	1,628,862	(1,628,862)	—		—

Goldman Sachs & Co. LLC	4,434,233	(4,434,233)	—		—

J.P. Morgan Securities LLC	5,386,975	(5,386,975)	—		—

Pershing LLC	137,133	(137,133)	—		—

RBC Capital Markets LLC	872,158	(872,158)	—		—

Scotia Capital (USA), Inc.	107,213	(107,213)	—		—

Wells Fargo Securities LLC	289,023	(289,023)	—		—

	$26,174,452	$(26,174,452)	$—		$—

iBonds Dec 2030 Term Corporate

Barclays Bank PLC	$3,371,306	$(3,371,306)	$—		$—

Barclays Capital, Inc.	242,444	(242,444)	—		—

BMO Capital Markets Corp.	1,199,935	(1,199,935)	—		—

BNP Paribas SA	4,650,810	(4,650,810)	—		—

BofA Securities, Inc.	3,346,668	(3,346,668)	—		—

Citadel Clearing LLC	41	(41)	—		—

Citigroup Global Markets, Inc.	279,505	(279,505)	—		—

Credit Suisse Securities (USA) LLC	1,770	(1,770)	—		—

J.P. Morgan Securities LLC	3,409,480	(3,409,480)	—		—

Jefferies LLC	89,915	(89,915)	—		—

Nomura Securities International, Inc.	335,881	(335,881)	—		—

RBC Capital Markets LLC	2,537,069	(2,537,069)	—		—

Scotia Capital (USA), Inc.	82,627	(82,627)	—		—

Toronto-Dominion Bank	1,193,938	(1,193,938)	—		—

Wells Fargo Securities LLC	706,635	(706,635)	—		—

	$21,448,024	$(21,448,024)	$—		$—

iBonds Dec 2031 Term Corporate

Barclays Bank PLC	$650,733	$(650,733)	$—		$—

Barclays Capital, Inc.	248,531	(248,531)	—		—

BMO Capital Markets Corp.	287,095	(287,095)	—		—

BNP Paribas SA	2,141,000	(2,141,000)	—		—

BofA Securities, Inc.	2,674,788	(2,674,788)	—		—

Citigroup Global Markets, Inc.	290,301	(290,301)	—		—

Credit Suisse Securities (USA) LLC	546,665	(546,665)	—		—

J.P. Morgan Securities LLC	2,934,244	(2,934,244)	—		—

RBC Capital Markets LLC	1,459,412	(1,459,412)	—		—

Toronto-Dominion Bank	181,549	(181,549)	—		—

	$11,414,318	$(11,414,318)	$—		$—

126	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
iBonds Dec 2032 Term Corporate

BMO Capital Markets Corp.	$173,036	$(173,036)	$—		$—

J.P. Morgan Securities LLC	915,038	(915,038)	—		—

Jefferies LLC	113,363	(113,363)	—		—

RBC Capital Markets LLC	316,473	(316,473)	—		—

Wells Fargo Securities LLC	41,355	(41,355)	—		—

	$1,559,265	$(1,559,265)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived
iBonds Dec 2022 Term Corporate	$138,013

iBonds Dec 2023 Term Corporate	23,562

iBonds Dec 2024 Term Corporate	7,259

iBonds Dec 2025 Term Corporate	5,125

iBonds Dec 2026 Term Corporate	2,513

iBonds Dec 2027 Term Corporate	2,067

iBonds Dec 2028 Term Corporate	829

iBonds Dec 2029 Term Corporate	891

iBonds Dec 2030 Term Corporate	522

iBonds Dec 2031 Term Corporate	225

iBonds Dec 2032 Term Corporate	12

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Notes to Financial Statements  (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
iBonds Dec 2022 Term Corporate	$121,415

iBonds Dec 2023 Term Corporate	144,002

iBonds Dec 2024 Term Corporate	81,284

iBonds Dec 2025 Term Corporate	64,340

iBonds Dec 2026 Term Corporate	45,085

iBonds Dec 2027 Term Corporate	64,362

iBonds Dec 2028 Term Corporate	18,967

iBonds Dec 2029 Term Corporate	16,669

iBonds Dec 2030 Term Corporate	10,995

iBonds Dec 2031 Term Corporate	4,994

iBonds Dec 2032 Term Corporate	349

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBonds Dec 2023 Term Corporate	$8,500,471	$—	$—

iBonds Dec 2024 Term Corporate	11,463,105	—	—

iBonds Dec 2025 Term Corporate	14,246,476	2,999,062	(721,180)

iBonds Dec 2026 Term Corporate	12,259,965	671,302	(168,802)

iBonds Dec 2027 Term Corporate	6,497,141	367,269	(114,235)

iBonds Dec 2028 Term Corporate	2,280,403	2,110,813	(641,579)

iBonds Dec 2029 Term Corporate	587,647	825,800	(211,953)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

128	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2022 Term Corporate	$1,015,140	$1,036,178,579

iBonds Dec 2023 Term Corporate	265,052,614	306,750,043

iBonds Dec 2024 Term Corporate	205,287,355	150,736,332

iBonds Dec 2025 Term Corporate	182,686,927	159,092,303

iBonds Dec 2026 Term Corporate	70,007,535	56,676,095

iBonds Dec 2027 Term Corporate	87,864,642	77,278,148

iBonds Dec 2028 Term Corporate	37,241,811	31,988,770

iBonds Dec 2029 Term Corporate	29,012,913	29,929,970

iBonds Dec 2030 Term Corporate	16,351,265	10,789,185

iBonds Dec 2031 Term Corporate	3,424,082	4,290,361

iBonds Dec 2032 Term Corporate	9,209,482	516,680

For the year ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2022 Term Corporate	$158,490,588	$269,989,764

iBonds Dec 2023 Term Corporate	580,994,667	207,127,941

iBonds Dec 2024 Term Corporate	760,008,591	226,373,992

iBonds Dec 2025 Term Corporate	564,944,291	218,741,536

iBonds Dec 2026 Term Corporate	687,756,914	183,210,299

iBonds Dec 2027 Term Corporate	488,567,109	34,008,192

iBonds Dec 2028 Term Corporate	326,469,315	11,504,409

iBonds Dec 2029 Term Corporate	251,185,950	66,599,033

iBonds Dec 2030 Term Corporate	94,664,744	22,169,580

iBonds Dec 2031 Term Corporate	127,765,061	25,828,240

iBonds Dec 2032 Term Corporate	8,607,329	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBonds Dec 2022 Term Corporate	$592,158	$(592,158)

iBonds Dec 2023 Term Corporate	820,881	(820,881)

iBonds Dec 2024 Term Corporate	(548,245)	548,245

iBonds Dec 2025 Term Corporate	(2,876,240)	2,876,240

iBonds Dec 2026 Term Corporate	(3,475,332)	3,475,332

iBonds Dec 2027 Term Corporate	(410,241)	410,241

iBonds Dec 2028 Term Corporate	(227,941)	227,941

iBonds Dec 2029 Term Corporate	(3,355,982)	3,355,982

iBonds Dec 2030 Term Corporate	(2,357,470)	2,357,470

iBonds Dec 2031 Term Corporate	(1,060,456)	1,060,456

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21

iBonds Dec 2022 Term Corporate

Ordinary income	$23,168,285	$26,878,634

Long-term capital gains	2,369,786	—

	$25,538,071	$26,878,634

iBonds Dec 2023 Term Corporate

Ordinary income	$29,326,791	$28,379,197

Long-term capital gains	4,085,909	—

	$33,412,700	$28,379,197

iBonds Dec 2024 Term Corporate

Ordinary income	$30,641,920	$24,776,110

iBonds Dec 2025 Term Corporate

Ordinary income	$26,033,510	$20,526,833

Long-term capital gains	1,902,868	574,373

	$27,936,378	$21,101,206

iBonds Dec 2026 Term Corporate

Ordinary income	$22,178,867	$14,647,816

iBonds Dec 2027 Term Corporate

Ordinary income	$16,945,371	$9,842,292

iBonds Dec 2028 Term Corporate

Ordinary income	$11,114,352	$6,052,855

iBonds Dec 2029 Term Corporate

Ordinary income	$6,234,703	$2,422,442

iBonds Dec 2030 Term Corporate

Ordinary income	$3,750,977	$1,432,581

iShares ETF	Year Ended 10/31/22	Period Ended 10/31/21

iBonds Dec 2031 Term Corporate

Ordinary income	$1,780,923	$69,045

iShares ETF		Period Ended 10/31/22

iBonds Dec 2032 Term Corporate

Ordinary income		$182,416

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

iBonds Dec 2022 Term Corporate	$2,879,817	$(776,483)	$(933,980)	$1,169,354

iBonds Dec 2023 Term Corporate	3,514,546	(829,310)	(36,448,917)	(33,763,681)

iBonds Dec 2024 Term Corporate	3,800,629	(4,975,778)	(91,364,005)	(92,539,154)

iBonds Dec 2025 Term Corporate	3,155,850	(5,160,941)	(107,257,419)	(109,262,510)

iBonds Dec 2026 Term Corporate	2,859,040	(4,544,315)	(122,044,611)	(123,729,886)

iBonds Dec 2027 Term Corporate	2,474,757	(7,877,147)	(91,551,309)	(96,953,699)

iBonds Dec 2028 Term Corporate	1,763,658	(4,102,089)	(62,832,320)	(65,170,751)

iBonds Dec 2029 Term Corporate	1,067,899	(4,158,568)	(37,037,030)	(40,127,699)

iBonds Dec 2030 Term Corporate	567,019	(1,313,151)	(32,350,383)	(33,096,515)

iBonds Dec 2031 Term Corporate	458,164	(650,362)	(14,147,077)	(14,339,275)

iBonds Dec 2032 Term Corporate	70,404	(27,619)	(1,204,734)	(1,161,949)

(a)	Amounts available to offset future realized capital gains.

(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

130	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBonds Dec 2022 Term Corporate	$1,349,072,866	$134,295	$(1,068,275)	$(933,980)

iBonds Dec 2023 Term Corporate	2,290,517,559	1,241,709	(37,690,626)	(36,448,917)

iBonds Dec 2024 Term Corporate	2,124,066,885	1,373,884	(92,737,889)	(91,364,005)

iBonds Dec 2025 Term Corporate	1,685,662,754	948,228	(108,205,647)	(107,257,419)

iBonds Dec 2026 Term Corporate	1,403,962,712	577,648	(122,622,259)	(122,044,611)

iBonds Dec 2027 Term Corporate	1,052,537,452	335,871	(91,887,180)	(91,551,309)

iBonds Dec 2028 Term Corporate	648,139,398	182,475	(63,014,795)	(62,832,320)

iBonds Dec 2029 Term Corporate	342,357,826	66,585	(37,103,615)	(37,037,030)

iBonds Dec 2030 Term Corporate	237,670,753	40,468	(32,390,851)	(32,350,383)

iBonds Dec 2031 Term Corporate	127,811,081	874	(14,147,951)	(14,147,077)

iBonds Dec 2032 Term Corporate	18,960,117	139	(1,204,873)	(1,204,734)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically

N O T E S T O F I N A N C I A L S T A T E M E N T S	131

Notes to Financial Statements  (continued)

low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2022 Term Corporate

Shares sold	6,600,000	$165,335,965	9,900,000	$252,129,326

Shares redeemed	(15,900,000)	(398,146,833)	(2,900,000)	(73,794,197)

	(9,300,000)	$(232,810,868)	7,000,000	$178,335,129

iBonds Dec 2023 Term Corporate

Shares sold	23,650,000	$594,523,386	15,050,000	$393,034,180

Shares redeemed	(8,750,000)	(220,464,378)	(550,000)	(14,339,920)

	14,900,000	$374,059,008	14,500,000	$378,694,260

iBonds Dec 2024 Term Corporate

Shares sold	32,250,000	$803,251,027	18,950,000	$500,015,695

Shares redeemed	(9,400,000)	(233,568,880)	(550,000)	(14,464,413)

	22,850,000	$569,682,147	18,400,000	$485,551,282

iBonds Dec 2025 Term Corporate

Shares sold	23,350,000	$584,219,375	16,400,000	$442,892,667

Shares redeemed	(9,000,000)	(225,300,116)	(500,000)	(13,375,424)

	14,350,000	$358,919,259	15,900,000	$429,517,243

iBonds Dec 2026 Term Corporate

Shares sold	28,950,000	$704,648,594	14,100,000	$375,323,989

Shares redeemed	(7,850,000)	(188,922,624)	(1,900,000)	(50,383,548)

	21,100,000	$515,725,970	12,200,000	$324,940,441

iBonds Dec 2027 Term Corporate

Shares sold	20,550,000	$499,361,459	7,950,000	$215,513,155

Shares redeemed	(1,500,000)	(35,275,751)	(850,000)	(22,696,102)

	19,050,000	$464,085,708	7,100,000	$192,817,053

iBonds Dec 2028 Term Corporate

Shares sold	13,200,000	$332,466,369	3,850,000	$110,885,062

Shares redeemed	(500,000)	(11,729,453)	(300,000)	(8,465,539)

	12,700,000	$320,736,916	3,550,000	$102,419,523

iBonds Dec 2029 Term Corporate

Shares sold	10,900,000	$254,511,977	2,200,000	$58,517,144

Shares redeemed	(3,150,000)	(68,664,393)	—	—

	7,750,000	$185,847,584	2,200,000	$58,517,144

132	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 10/31/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2030 Term Corporate

Shares sold	4,700,000	$102,471,945	4,150,000	$105,347,022

Shares redeemed	(1,050,000)	(23,118,546)	—	—

	3,650,000	$79,353,399	4,150,000	$105,347,022

	Year Ended 10/31/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2031 Term Corporate

Shares sold	6,100,000	$128,940,921	650,000	$16,312,397

Shares redeemed	(1,400,000)	(26,590,169)	—	—

	4,700,000	$102,350,752	650,000	$16,312,397

	Period Ended 10/31/22

iShares ETF	Shares	Amount
iBonds Dec 2032 Term Corporate
Shares sold	700,000	$17,522,853

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds Dec 2022 Term Corporate ETF ceased trading after the close of business on December 15, 2022, when all of the bonds included in the Fund’s underlying index matured. Proceeds of the liquidation are currently scheduled to be sent to shareholders on December 21, 2022.

N O T E S T O F I N A N C I A L S T A T E M E N T S	133

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the eleven funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

iShares iBonds Dec 2022 Term Corporate ETF(1)

iShares iBonds Dec 2023 Term Corporate ETF(1)

iShares iBonds Dec 2024 Term Corporate ETF(1)

iShares iBonds Dec 2025 Term Corporate ETF(1)

iShares iBonds Dec 2026 Term Corporate ETF(1)

iShares iBonds Dec 2027 Term Corporate ETF(1)

iShares iBonds Dec 2028 Term Corporate ETF(1)

iShares iBonds Dec 2029 Term Corporate ETF(1)

iShares iBonds Dec 2030 Term Corporate ETF(1)

iShares iBonds Dec 2031 Term Corporate ETF(2)

iShares iBonds Dec 2032 Term Corporate ETF(3)

(1)	Statements of operations for the year ended October 31, 2022 and statements of changes in net assets for each of the two years in the period ended October 31, 2022.
(2)

Statement of operations for the year ended October 31, 2022, and statements of changes in net assets for the year ended October 31, 2022 and the period June 22, 2021 (commencement of operations) to October 31, 2021.

(3)	Statement of operations and statement of changes in net assets for the period June 28, 2022 (commencement of operations) to October 31, 2022.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

134	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information  (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2022:

iShares ETF	Federal Obligation Interest
iBonds Dec 2022 Term Corporate	$117,701

iBonds Dec 2023 Term Corporate	8,981

iBonds Dec 2024 Term Corporate	541

iBonds Dec 2025 Term Corporate	865

iBonds Dec 2026 Term Corporate	310

iBonds Dec 2027 Term Corporate	295

iBonds Dec 2028 Term Corporate	184

iBonds Dec 2029 Term Corporate	119

iBonds Dec 2030 Term Corporate	99

iBonds Dec 2031 Term Corporate	44

iBonds Dec 2032 Term Corporate	6

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends
iBonds Dec 2022 Term Corporate	$22,056,372

iBonds Dec 2023 Term Corporate	28,881,678

iBonds Dec 2024 Term Corporate	30,813,175

iBonds Dec 2025 Term Corporate	26,075,141

iBonds Dec 2026 Term Corporate	22,499,259

iBonds Dec 2027 Term Corporate	17,421,736

iBonds Dec 2028 Term Corporate	11,634,310

iBonds Dec 2029 Term Corporate	6,682,641

iBonds Dec 2030 Term Corporate	3,911,812

iBonds Dec 2031 Term Corporate	2,061,496

iBonds Dec 2032 Term Corporate	220,332

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

iShares ETF	Interest-Related Dividends
iBonds Dec 2022 Term Corporate	$18,572,171

iBonds Dec 2023 Term Corporate	23,617,524

iBonds Dec 2024 Term Corporate	27,145,946

iBonds Dec 2025 Term Corporate	23,323,249

iBonds Dec 2026 Term Corporate	19,349,482

iBonds Dec 2027 Term Corporate	16,824,732

iBonds Dec 2028 Term Corporate	10,630,146

iBonds Dec 2029 Term Corporate	6,426,929

iBonds Dec 2030 Term Corporate	3,620,131

iBonds Dec 2031 Term Corporate	2,003,722

iBonds Dec 2032 Term Corporate	211,559

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2022:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
iBonds Dec 2022 Term Corporate	$2,369,786

iBonds Dec 2023 Term Corporate	4,085,909

iBonds Dec 2025 Term Corporate	1,902,868

I M P O R T A N T T A X I N F O R M A T I O N	135

Board Review and Approval of Investment Advisory Contract

iShares iBonds Dec 2022 Term Corporate ETF, iShares iBonds Dec 2023 Term Corporate ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

136	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	137

Board Review and Approval of Investment Advisory Contract  (continued)

iShares iBonds Dec 2024 Term Corporate ETF, iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF, iShares iBonds Dec 2031 Term Corporate ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

138	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	139

Board Review and Approval of Investment Advisory Contract  (continued)

iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment

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Board Review and Approval of Investment Advisory Contract  (continued)

Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on March 16-17, 2022, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other

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Board Review and Approval of Investment Advisory Contract  (continued)

Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under theAdvisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Dec 2022 Term Corporate	$0.387191	$0.037917	$—	$0.425108	91%	9%	—%		100%
iBonds Dec 2023 Term Corporate(a)	0.429862	0.062957	0.000039	0.492858	87	13	0	(b)	100
iBonds Dec 2024 Term Corporate	0.465388	—	—	0.465388	100	—	—		100
iBonds Dec 2025 Term Corporate(a)	0.500046	0.040828	0.000673	0.541547	92	8	0	(b)	100
iBonds Dec 2026 Term Corporate(a)	0.529525	—	0.001204	0.530729	100	—	0	(b)	100
iBonds Dec 2027 Term Corporate(a)	0.611997	—	0.000456	0.612453	100	—	0	(b)	100
iBonds Dec 2028 Term Corporate(a)	0.722128	—	0.002975	0.725103	100	—	0	(b)	100
iBonds Dec 2029 Term Corporate(a)	0.663386	—	0.000805	0.664191	100	—	0	(b)	100
iBonds Dec 2030 Term Corporate(a)	0.563939	—	0.001990	0.565929	100	—	0	(b)	100
iBonds Dec 2031 Term Corporate(a)	0.628391	—	0.002502	0.630893	100	—	0	(b)	100
iBonds Dec 2032 Term Corporate(a)	0.283816	—	0.002606	0.286422	99	—	1		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information  (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fundis included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).

Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).

Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).

Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information  (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).

Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).

Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).

Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).

Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).

Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

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Trustee and Officer Information  (unaudited) (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice Presidents.

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	147

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

148	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1012-1022

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

•	iShares iBonds Dec 2022 Term Muni Bond ETF | IBMK | NYSE Arca
•	iShares iBonds Dec 2023 Term Muni Bond ETF | IBML | Cboe BZX
•	iShares iBonds Dec 2024 Term Muni Bond ETF | IBMM | Cboe BZX
•	iShares iBonds Dec 2025 Term Muni Bond ETF | IBMN | Cboe BZX
•	iShares iBonds Dec 2026 Term Muni Bond ETF | IBMO | Cboe BZX
•	iShares iBonds Dec 2027 Term Muni Bond ETF | IBMP | Cboe BZX
•	iShares iBonds Dec 2028 Term Muni Bond ETF | IBMQ | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%
U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)
International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)
Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

Municipal Bond Market Overview

Municipal bonds posted losses for the 12 months ended October 31, 2021 (the “reporting period”). The Bloomberg Municipal Bond Index returned 11.98%, outpacing the 15.68% return of the Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance.

The U.S. Federal Reserve’s (Fed’s) shift toward tighter monetary policy was the primary factor driving the market downturn. Annualized consumer price inflation, which had been under 3.0% for over a decade, began to rise throughout 2021 and ultimately climbed above 6.0% in the year’s fourth calendar quarter. The inflation picture soon grew even more challenging following Russia’s invasion of Ukraine in early 2022, which—together with the resulting sanctions—further disrupted global supply chains and contributed to a spike in energy prices. Inflation exceeded 8.0% in March 2022 and remained elevated throughout the reporting period, with a peak of 9.1% in June.

The Fed moved aggressively to calm price pressures, ending its stimulative quantitative easing program and boosting interest rates from a range of 0.0%-0.25% to 3.0-3.25% in five separate increases from March to September 2022. This marked the largest move in such a short interval since 1980. Evidence emerged later in the period that the Fed’s rate hikes had begun to reduce activity in certain segments of the economy; however, consumer price inflation remained elevated.

These circumstances weighed heavily on bond market performance. The yield on the two-year U.S. Treasury note rose from 0.49% at the beginning of the period to 4.48% by the end of October 2022, while the 10-year yield climbed from 1.55% to 4.04%. Municipal bonds declined along with Treasuries, and the downturn was exacerbated by heavy outflows from the category. However, tax-exempt issues outperformed both Treasuries and the broader bond market, as municipal bonds benefited from sharply reduced new-issue supply and improved finances for states and municipalities. The reopening of the economy, pandemic-era federal aid, and increasing tax receipts all played a role in bolstering the financial health of municipal issuers. As a result, default rates remained historically low on the low end of the historical range, boosting investor confidence in the asset class despite the broader “risk-off” tone. Notably, the sell-off led to a sizable increase in tax-equivalent yields and caused the ratio of municipal to U.S. Treasury yields to climb above the long-term average.

Higher-rated issues generally outperformed their lower-quality counterparts, reflecting the “flight to safety” brought about by the challenging market environment. The relative weakness in Puerto Rico bonds was an additional headwind for the high-yield category. Shorter-term securities strongly outpaced longer-term debt due to their lower degree of interest-rate sensitivity.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2022 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2021 and before December 2, 2022, as represented by the S&P AMT-Free Municipal Series Dec 2022 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.32%	1.33%	1.89%	0.32%	6.85%	14.38%
Fund Market	0.21	1.29	1.88	0.21	6.61	14.29
Index	0.63	1.55	2.02	0.63	7.99	15.38

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was September 1, 2015. The first day of secondary market trading was September 3, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,006.40	$0.91		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets	(a)
AAA	39.7%
AA+	22.6
AA	15.6
AA-	9.8
A+	1.9
A	—	(b)
A-	0.1
BBB+	1.2
Not Rated	10.5
Short-Term and Other Assets	(1.4)

TEN LARGEST STATES

State(a)	Percent of Net Assets
New York	15.6%
California	13.1
Ohio	13.1
Texas	6.7
Maryland	6.5
Massachusetts	6.5
Michigan	4.2
Washington	3.8
Pennsylvania	3.6
Colorado	3.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2023 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2022 and before December 2, 2023, as represented by the S&P AMT-Free Municipal Series Dec 2023 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(1.76)%	1.28%	1.57%	(1.76)%	6.58%	9.05%
Fund Market	(1.77)	1.27	1.57	(1.77)	6.52	9.03
Index	(1.49)	1.49	1.71	(1.49)	7.69	9.86

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was April 11, 2017. The first day of secondary market trading was April 13, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,002.20	$0.91		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets	(a)
AAA	30.6%
AA+	21.1
AA	16.4
AA-	10.6
A+	5.9
A	0.8
A-	1.0
BBB+	2.6
BBB	0.2
Not Rated	9.2
Short-Term and Other Assets	1.6

TEN LARGEST STATES

State(a)	Percent of Net Assets
California	11.4%
Texas	10.1
New York	9.3
Washington	5.9
Virginia	4.8
Maryland	4.7
Florida	3.5
Ohio	3.5
Wisconsin	2.9
Nevada	2.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2023 and before December 2, 2024, as represented by the S&P AMT-Free Municipal Series Dec 2024 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(4.20)%	1.77%	(4.20)%	8.46%
Fund Market	(4.22)	1.78	(4.22)	8.48
Index	(4.08)	1.88	(4.08)	8.95

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was March 20, 2018. The first day of secondary market trading was March 22, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$996.90	$0.91		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets	(a)
AAA	30.0%
AA+	22.1
AA	14.2
AA-	10.2
A+	6.9
A	0.7
A-	0.6
BBB+	2.3
Not Rated	11.4
Short-Term and Other Assets	1.6

TEN LARGEST STATES

State(a)	Percent of Net Assets
California	12.2%
Texas	11.8
New York	8.7
Washington	4.7
Maryland	4.1
Virginia	4.1
Ohio	3.6
Massachusetts	3.4
North Carolina	2.8
Florida	2.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2024 and before December 2, 2025, as represented by the S&P AMT-Free Municipal Series Dec 2025 IndexTM (the“Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(6.31)%	2.01%	(6.31)%	8.20%
Fund Market	(6.60)	1.94	(6.60)	7.93
Index	(6.18)	1.89	(6.18)	7.71

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was November 13, 2018. The first day of secondary market trading was November 15, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$990.60	$0.90		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets	(a)
AAA	33.5%
AA+	19.3
AA	15.0
AA-	11.8
A+	6.1
A	1.0
A-	1.0
BBB+	2.3
Not Rated	8.6
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets
California	13.3%
Texas	11.6
New York	7.5
Washington	5.0
Virginia	4.7
Maryland	4.1
Massachusetts	3.2
Illinois	3.1
Tennessee	3.1
Florida	2.9

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2026, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 IndexTM (the“Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(7.55)%	0.44%	(7.55)%	1.58%
Fund Market	(7.89)	0.38	(7.89)	1.35
Index	(7.65)	0.50	(7.65)	1.79

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was April 2, 2019. The first day of secondary market trading was April 4, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$986.70	$0.90		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets	(a)
AAA	29.9%
AA+	19.8
AA	14.9
AA-	14.1
A+	6.3
A	1.0
A-	0.7
BBB+	2.7
Not Rated	9.1
Short-Term and Other Assets	1.5

TEN LARGEST STATES

State(a)	Percent of Net Assets
California	13.3%
Texas	11.0
New York	9.2
Washington	5.0
Virginia	4.7
Maryland	4.3
Massachusetts	3.6
Florida	3.0
Tennessee	2.8
Ohio	2.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2027, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 IndexTM (the“Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(8.60)%	0.32%	(8.60)%	1.13%
Fund Market	(8.68)	0.35	(8.68)	1.27
Index	(9.00)	0.33	(9.00)	1.17

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was April 9, 2019. The first day of secondary market trading was April 11, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$984.30	$0.90		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	15

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets	(a)
AAA	26.6%
AA+	22.6
AA	14.6
AA-	13.5
A+	4.2
A	0.7
A-	0.8
BBB+	3.1
Not Rated	12.1
Short-Term and Other Assets	1.8

TEN LARGEST STATES

State(a)	Percent of Net Assets
California	13.3%
New York	11.7
Texas	8.3
Washington	5.4
Maryland	5.0
Illinois	3.7
Virginia	3.4
Ohio	3.0
Massachusetts	2.9
Tennessee	2.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Investment Objective

The iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds expected to mature or be redeemed before December 2, 2028, as represented by the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(9.82)%	0.20%	(9.82)%	0.72%
Fund Market	(9.94)	0.20	(9.94)	0.72
Index	(10.22)	0.10	(10.22)	0.35

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was April 16, 2019. The first day of secondary market trading was April 18, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$980.50	$0.90		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	17

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Net Assets	(a)
AAA	29.1%
AA+	19.2
AA	13.9
AA-	12.6
A+	4.4
A	1.3
A-	0.5
BBB+	2.4
Not Rated	15.2
Short-Term and Other Assets	1.4

TEN LARGEST STATES

State(a)	Percent of Net Assets
California	12.4%
New York	11.4
Texas	11.2
Maryland	5.9
Washington	5.2
Virginia	5.0
Florida	3.7
Ohio	3.3
Illinois	2.5
Tennessee	2.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	19

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.5%
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/22	$1,610	$1,610,000
City of Huntsville AL GOL, Series C, 5.00%, 11/01/22	170	170,000
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	180,000

		1,960,000

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 12/01/22	200	200,302

Arkansas — 0.0%
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	135,000

California — 13.1%
Bay Area Toll Authority RB
VRDN, 1.80%, 04/01/53 (Put 11/07/22)(a)	3,100	3,100,000
VRDN, 1.83%, 04/01/47 (Put 11/07/22)(a)	3,800	3,800,000
California Educational Facilities Authority RB, VRDN, 1.85%, 10/01/36 (Put 11/07/22)(a)	1,500	1,500,000
California Health Facilities Financing Authority RB, Series C, VRDN, 5.00%, 08/01/31 Put(a)	355	355,000
California State Public Works Board RB
Series C, 5.00%, 11/01/22	135	135,000
Series G, 5.00%, 11/01/22	95	95,000
Series H, 5.00%, 12/01/22	860	861,261
California State University RB
4.00%, 11/01/29 (PR 11/01/22)	1,750	1,750,000
5.00%, 11/01/22	1,005	1,005,000
Series A, 3.00%, 11/01/22	200	200,000
Series A, 5.00%, 11/01/22	1,710	1,710,000
Series C, 5.00%, 11/01/22 (AGM)	30	30,000
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	50	50,000
5.00%, 11/01/22	295	295,000
Las Virgenes Unified School District GO, 0.00%, 11/01/22 (AGM)(b)	55	55,000
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	50	50,079
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	25,038
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	185	185,000
Orange County Water District COP, Series A, VRDN, 1.82%, 08/01/42 (Put 11/07/22)(a)	10,450	10,450,000
Sacramento County Sanitation Districts Financing Authority RB
Series A, 5.00%, 12/01/22	325	325,490
Series A, 5.25%, 12/01/22 (NPFGC)	145	145,247
San Diego County Regional Transportation Commission RB
VRDN, 1.85%, 04/01/38 (Put 11/07/22)(a)	5,100	5,100,000
Series B, VRDN, 1.82%, 04/01/38 (Put 11/07/22)(a)	4,000	4,000,000
San Francisco City & County Airport Commission San Francisco International Airport RB, VRDN, 1.90%, 05/01/58 (Put 11/07/22)(a)	4,585	4,585,000
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(b)	75	74,792
Santa Clara County Financing Authority RB, Series A, 5.00%, 11/15/22	515	515,347

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	$430	$430,701
Series AR, 5.00%, 12/01/22	65	65,106
Series AS, 5.00%, 12/01/22	75	75,122
Series AW, 5.00%, 12/01/22	505	505,824
Series AX, 5.00%, 12/01/22	1,100	1,101,794
Series BB, 5.00%, 12/01/22	215	215,351
State of California GO
2.00%, 11/01/22	5,450	5,450,000
4.00%, 12/01/22	645	645,482
5.00%, 11/01/22	410	410,000
5.00%, 12/01/22	2,495	2,498,844
University of California RB, Series AL-2, VRDN, 1.24%, 05/15/48 Put(a)	2,000	2,000,000

		53,795,478

Colorado — 3.6%
Adams & Arapahoe Joint School District 28J Aurora, 5.00%, 12/01/22 (SAW)	1,550	1,552,248
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	325	325,213
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	190	190,125
City of Colorado Springs Co. Utilities System Revenue RB
VRDN, 2.19%, 11/01/37 (Put 11/07/22)(a)	7,650	7,650,000
VRDN, 2.19%, 11/01/41 (Put 11/07/22)(a)	2,145	2,145,000
Denver City & County School District No. 1 GO
4.00%, 12/01/22 (SAW)	100	100,075
Series B, 4.00%, 12/01/22 (SAW)	275	275,208
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	1,100	1,100,750
Series B, 5.00%, 12/01/25 (PR 12/01/22) (SAW)	225	225,337
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	480	480,720
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	465	465,697
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	75	75,113

		14,585,486

Connecticut — 2.7%
Connecticut State Health & Educational Facilities Authority, VRDN, 2.00%, 07/01/42 (Put 11/07/22)(a)	10,000	10,000,000
State of Connecticut GO
5.00%, 11/15/22	150	150,101
Series F, 4.00%, 11/15/22	675	675,215
Series F, 5.00%, 11/15/22	130	130,088

		10,955,404

Delaware — 0.9%
University of Delaware RB
Series A, 5.00%, 11/01/22	105	105,000
Series C, VRDN, 1.62%, 11/01/37 (Put 11/01/22)(a)	3,700	3,700,000

		3,805,000

District of Columbia — 1.0%
District of Columbia RB
Series A, 4.00%, 12/01/22	195	195,139
Series A, 5.00%, 12/01/22	1,415	1,417,134
Series C, 4.00%, 12/01/22	150	150,107
Series C, 5.00%, 12/01/22	2,350	2,353,543

		4,115,923

Florida — 0.1%
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	160,000

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Palm Beach FL RB
5.00%, 11/01/22	$45	$45,000
Series A, 5.00%, 11/01/22	50	50,000
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 11/01/22	160	160,000

		415,000

Georgia — 1.0%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	950	950,000
Series B, 5.00%, 11/01/22	150	150,000
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	135,000
State of Georgia GO
Series E, 5.00%, 12/01/22	1,985	1,988,156
Serise H, 5.00%, 12/01/22	650	651,033

		3,874,189

Hawaii — 1.7%
City & County of Honolulu HI GO
Series A, 5.00%, 11/01/22 (ETM)	25	25,000
Series A, 5.00%, 11/01/25 (PR 11/01/22)	2,000	2,000,000
Series A, 5.00%, 11/01/33 (PR 11/01/22)	1,175	1,175,000
Series B, 5.00%, 11/01/22	225	225,000
State of Hawaii GO
Series EE, 4.00%, 11/01/22 (ETM)	35	35,000
Series EE, 5.00%, 11/01/23 (PR 11/01/22)	580	580,000
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	115	115,000
Series EF, 5.00%, 11/01/22	320	320,000
Series EF, 5.00%, 11/01/24 (PR 11/01/22)	2,430	2,430,000

		6,905,000

Illinois — 1.2%
Illinois State Toll Highway Authority RB, Series A, 5.00%, 12/01/22	3,645	3,650,345
State of Illinois GO
Series A, 5.00%, 12/01/22	500	500,424
Series D, 5.00%, 11/01/22	800	800,000

		4,950,769

Indiana — 0.1%
Indiana Finance Authority RB
Series A, 5.00%, 12/01/22	210	210,287
Serise A, 5.00%, 12/01/22	245	245,365
Indiana Transportation Finance Authority RB, Series B, 5.75%, 12/01/22	115	115,244

		570,896

Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	100	100,000

Louisiana — 0.0%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	110	110,000

Maine — 0.2%
Maine Municipal Bond Bank RB
Series A, 5.00%, 11/01/22	100	100,000
Series B, 5.00%, 11/01/22	85	85,000
Series C, 5.00%, 11/01/22	320	320,000
Series D, 5.00%, 11/01/22	160	160,000
Series D, 5.00%, 11/01/22 (ETM)	10	10,000

		675,000

Security	Par (000)	Value

Maryland — 6.5%
County of Montgomery MD GO
5.00%, 11/01/22	$15,000	$15,000,000
Series A, 5.00%, 11/01/22	110	110,000
Series A, 5.00%, 12/01/22	250	250,377
Series B, 5.00%, 12/01/22	120	120,181
Maryland Health & Higher Educational Facilities Authority RB, VRDN, 2.22%, 07/01/36 (Put 11/07/22)(a)	10,200	10,200,000
Washington Suburban Sanitary Commission RB, VRDN, 2.19%, 06/01/23 (Put 11/07/22) (GTD)(a)	1,000	1,000,000

		26,680,558

Massachusetts — 6.5%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	440,000
City of Boston MA GO, Series A, 5.00%, 11/01/22	750	750,000
Commonwealth of Massachusetts GOL
Series C, 5.50%, 12/01/22 (AMBAC)	485	485,923
Series E, 5.00%, 11/01/22	510	510,000
Series F, 5.00%, 11/01/23 (PR 11/01/22)	570	570,000
Series F, 5.00%, 11/01/25 (PR 11/01/22)	150	150,000
Series F, 5.00%, 11/01/26 (PR 11/01/22)	500	500,000
Series H, 5.00%, 12/01/22	1,215	1,216,832
Massachusetts Health & Educational Facilities Authority RB
Series J-1, VRDN, 2.10%, 07/01/31 (Put 11/07/22)(a)	8,175	8,175,000
Series J-2, VRDN, 2.12%, 07/01/31 (Put 11/07/22)(a)	4,000	4,000,000
Massachusetts Water Resources Authority, VRDN, 2.23%, 08/01/37 (Put 11/07/22)(a)	2,520	2,520,000
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	50,000
Series 1, 5.00%, 11/01/39 (PR 11/01/22)	6,900	6,900,000
Series 2, 5.00%, 11/01/22	405	405,000

		26,672,755

Michigan — 4.2%
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	250,000
State of Michigan GO
Series A, 5.00%, 12/01/22	470	470,708
Series B, 5.00%, 11/01/22	710	710,000
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	2,970	2,971,971
University of Michigan RB, VRDN, 2.19%, 04/01/36 (Put 11/07/22)(a)	12,940	12,940,000

		17,342,679

Minnesota — 1.8%
City of Minneapolis MN GO
4.00%, 12/01/22	510	510,364
5.00%, 12/01/22	190	190,286
County of Hennepin MN, 5.00%, 12/01/22	3,500	3,505,852
County of Hennepin MN GO
5.00%, 12/01/22	395	395,661
Series A, 5.00%, 12/01/22	140	140,234
Series B, 5.00%, 12/01/22	105	105,176
Series C, 5.00%, 12/01/22	100	100,167
University of Minnesota RB, 5.00%, 12/01/22	2,570	2,573,832

		7,521,572

Mississippi — 1.0%
State of Mississippi GO
5.00%, 11/01/23 (PR 11/01/22)	3,600	3,600,000
Series F, 4.00%, 11/01/22	260	260,000
Series H, 5.00%, 12/01/22	300	300,452

		4,160,452

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri — 2.7%
Curators of the University of Missouri (The) RB, VRDN, 2.20%, 11/01/31 (Put 11/07/22)(a)	$10,525	$10,525,000
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	75,037
University of Missouri RB, Series A, 5.00%, 11/01/22	405	405,000

		11,005,037

Nebraska — 0.3%
City of Omaha NE GO, Series B, 5.00%, 11/15/22	695	695,456
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	115,077
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/22	360	360,540

		1,171,073

Nevada — 1.5%
County of Clark Department of Aviation RB, VRDN, 2.37%, 07/01/40 (Put 11/07/22)(a)	3,725	3,725,000
County of Clark NV GOL
5.00%, 11/01/22	395	395,000
Series A, 5.00%, 11/01/22	400	400,000
Series B, 5.00%, 11/01/22	450	450,000
County of Clark NV RB, 5.00%, 11/01/22	315	315,000
State of Nevada GOL, Series B, 5.00%, 11/01/22	80	80,000
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	550	550,393
5.00%, 12/01/22	120	120,181

		6,035,574

New Hampshire — 0.0%
State of New Hampshire GO, 5.00%, 12/01/22	170	170,258

New Jersey — 0.4%
Monmouth County Improvement Authority (The) RB
4.00%, 12/01/22 (GTD)	125	125,090
5.00%, 12/01/22 (GTD)	775	776,168
New Jersey Economic Development Authority RB, Series B, 5.00%, 11/01/22	905	905,000

		1,806,258

New York — 15.6%
City of New York NY GO
VRDN, 2.20%, 03/01/39 (Put 11/07/22)(a)	8,100	8,100,000
Series B-1, 5.00%, 12/01/22	660	660,995
Series F6, VRDN, 1.59%, 06/01/44 (Put 11/01/22)(a)	500	500,000
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	110,071
Series A-1, 5.00%, 11/15/22	230	230,134
Series A-2, 5.00%, 11/15/22	300	300,175
Series B, 5.00%, 11/15/22	700	700,409
Series B, 5.25%, 11/15/22 (AMBAC)	35	35,027
Series B-2, 5.00%, 11/15/22	595	595,348
Series C, 5.00%, 11/15/22	290	290,169
Series C, 5.00%, 11/15/22 (ETM)	20	20,013
Series D, 5.00%, 11/15/22	45	45,026
Series D-1, 5.00%, 11/01/22	680	680,000
Series E, 5.00%, 11/15/22	125	125,073
Series F, 5.00%, 11/15/22	515	515,301
Series H, 4.00%, 11/15/22	115	115,026
Series H, 4.00%, 11/15/22 (ETM)	40	40,013
Nassau County Interim Finance Authority RB
4.00%, 11/15/22	5	5,002
4.00%, 11/15/22 (ETM)	120	120,033

Security	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority, VRDN, 2.20%, 06/15/35 (Put 11/07/22)(a)	$5,000	$5,000,000
New York City Municipal Water Finance Authority RB, VRDN, 2.20%, 06/15/51 (Put 11/07/22)(a)	7,355	7,355,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/22	115	115,000
5.00%, 11/01/22	1,155	1,155,000
VRDN, 1.60%, 11/01/42 (Put 11/01/22)(a)	8,100	8,100,000
Series A-1, 5.00%, 11/01/22	440	440,000
Series B, 5.00%, 11/01/22	385	385,000
Series B-1, 5.00%, 11/01/22	110	110,000
Series C, 5.00%, 11/01/22	1,565	1,565,000
Series D, 5.00%, 11/01/22	205	205,000
Series G-6, VRDN, 1.60%, 05/01/34 (Put 11/01/22)(a)	2,800	2,800,000
Serise C-1, 4.00%, 11/01/22	100	100,000
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	205,127
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	65	65,098
New York Power Authority RB, Series A, 5.00%, 11/15/22	25	25,017
New York State Dormitory Authority RB, VRDN, 2.05%, 09/01/39 (Put 11/07/22)(a)	8,925	8,925,000
New York State Environmental Facilities Corp. RB, Series B, 4.00%, 11/15/22	80	80,027
New York State Urban Development Corp., VRDN, 2.22%, 03/15/33 (Put 11/07/22)(a)	12,000	12,000,000
Port Authority of New York & New Jersey RB
4.00%, 12/01/22	100	100,065
Series 179, 5.00%, 12/01/22	275	275,397
Series 205, 5.00%, 11/15/22	200	200,129
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	200,064
Series A, 5.00%, 11/15/22	460	460,269
Series B, 5.00%, 11/15/22	765	765,516
Series B-1, 5.00%, 11/15/22	235	235,158

		64,054,682

North Carolina — 0.5%
City of Charlotte NC GO, 5.00%, 12/01/22	270	270,407
County of Forsyth NC GO, 5.00%, 12/01/22	275	275,403
County of Mecklenburg NC, 5.00%, 12/01/22	1,000	1,001,549
County of Mecklenburg NC GO
5.25%, 12/01/22	100	100,175
Series B, 5.00%, 12/01/22	120	120,186
County of Wake NC RB, Series A, 5.00%, 12/01/22	330	330,497

		2,098,217

Ohio — 13.1%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	50	50,036
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	90,140
City of Columbus OH Sewerage Revenue RB, VRDN, 2.16%, 06/01/32 (Put 11/07/22)(a)	10,000	10,000,000
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	1,995	1,997,942
Ohio Higher Educational Facility Commission RB
5.00%, 12/01/22	115	115,168
Series A, 5.00%, 12/01/22	60	60,086
Ohio State University (The), VRDN, 2.15%, 12/01/44 (Put 11/07/22)(a)	5,600	5,600,000

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio State University (The) RB
5.00%, 12/01/22	$315	$315,477
VRDN, 2.15%, 12/01/39 (Put 11/07/22)(a)	2,375	2,375,000
Series D, 5.00%, 12/01/22	1,065	1,066,614
Serise A, 5.00%, 12/01/22	625	625,947
Ohio University RB, 5.00%, 12/01/43 (PR 12/01/22)	2,425	2,428,636
Ohio Water Development Authority RB
5.00%, 12/01/22	175	175,264
5.50%, 12/01/22	175	175,333
Series A, 5.00%, 12/01/22	120	120,181
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	12,820	12,839,327
VRDN, 2.20%, 12/01/36 (Put 11/07/22)(a)	11,700	11,700,000
Series 2015-A, 5.00%, 12/01/22	230	230,347
Series B, 5.00%, 12/01/22	90	90,136
State of Ohio, VRDN, 2.24%, 03/15/24 (Put 11/07/22)(a)	2,590	2,590,000
State of Ohio GO
Series B, 4.00%, 11/01/22	100	100,000
Series C, 5.00%, 11/01/22	100	100,000
Series T, 5.00%, 11/01/22	160	160,000
State of Ohio RB, Series A, 5.00%, 12/01/22	500	500,713

		53,506,347

Oregon — 0.2%
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	75	75,113
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	635	635,435
State of Oregon GO, 4.00%, 11/01/22	175	175,000

		885,548

Pennsylvania — 3.6%
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	110	110,070
Pennsylvania Turnpike Commission, VRDN, 2.40%, 12/01/39 (Put 11/07/22)(a)	10,300	10,300,000
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	1,800	1,802,477
Series A, 5.00%, 12/01/37 (PR 12/01/22)	2,000	2,002,999
Series A-1, 5.00%, 12/01/22	415	415,571
Series B, 5.00%, 12/01/22	120	120,165

		14,751,282

Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp., VRDN, 2.22%, 05/01/35 (Put 11/07/22)(a)	2,035	2,035,000

South Carolina — 2.4%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	300,445
County of Charleston SC GO, 5.00%, 11/01/22	2,200	2,200,000
Greenville County School District RB, 5.00%, 12/01/22	180	180,271
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	70,088
South Carolina Jobs-Economic Development Authority RB, 5.00%, 11/01/29 (PR 11/01/22)	7,000	7,000,000
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	195	195,230

		9,946,034

Security	Par (000)	Value

Tennessee — 0.5%
City of Memphis TN Electric System Revenue, 5.00%, 12/01/22	$100	$100,146
City of Memphis TN Electric System Revenue RB, 4.00%, 12/01/22	135	135,090
City of Memphis TN GO, 5.00%, 12/01/22	1,000	1,001,458
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	175,000
Series A, 5.00%, 11/01/22	360	360,000
Series B, 5.00%, 11/01/22	165	165,000

		1,936,694

Texas — 6.7%
Board of Regents of the University of Texas System RB, VRDN, 2.15%, 08/01/25 (Put 11/07/22)(a)	12,000	12,000,000
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	715	715,429
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	270	270,176
Series A, 5.00%, 11/15/22	725	725,497
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	370,241
Series D, 5.00%, 11/15/22	125	125,082
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	460	460,690
Series B, 4.00%, 12/01/22	150	150,106
Series B, 5.00%, 12/01/22	1,420	1,422,129
Dallas Fort Worth International Airport
5.00%, 11/01/22	60	60,000
5.00%, 11/01/22 (ETM)	95	95,000
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22	360	360,000
Series F, 5.00%, 11/01/22	295	295,000
Series G, 5.00%, 11/01/22	25	25,000
Harris County Cultural Education Facilities Finance Corp. RB, 5.00%, 11/15/22	25	25,014
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22	120	120,000
Series B, 5.00%, 11/01/22	120	120,000
State of Texas GO, VRDN, 2.24%, 04/01/36 (Put 11/07/22)(a)	10,000	10,000,000
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 12/01/22	45	45,057

		27,384,421

Utah — 0.1%
County of Utah UT Transportation Sales Tax Revenue RB, 5.00%, 12/01/22	220	220,328

Vermont — 0.1%
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	325	325,477
Series 5, 5.00%, 12/01/22	60	60,088

		385,565

Virginia — 1.6%
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/22	2,000	2,000,000
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	75,119
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	45,067
Virginia Resources Authority RB
4.00%, 11/01/41 (PR 11/01/22)	2,000	2,000,000
5.00%, 11/01/22	620	620,000
5.00%, 11/01/22 (ETM)	50	50,000

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 11/01/22	$1,405	$1,405,000
Serise S, 5.00%, 11/01/22	165	165,000

		6,360,186

Washington — 3.8%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/22	170	170,000
City of Seattle WA GOL, Series A, 5.00%, 12/01/22	100	100,151
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	330	330,498
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	155	155,113
County of King WA GO, 5.00%, 12/01/22	600	600,905
County of King WA GOL
4.00%, 12/01/22	20	20,014
Series C, 5.00%, 12/01/22	210	210,317
Series E, 5.00%, 12/01/22	1,235	1,236,862
County of Snohomish WA, 5.00%, 12/01/22	3,300	3,304,975
County of Snohomish WA GOL, 5.00%, 12/01/22	140	140,211
County of Spokane WA, 5.00%, 12/01/22	1,025	1,026,562
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/22	225	225,330
5.00%, 12/01/22 (GTD)	565	565,829
King County Rural Library District GO, 4.00%, 12/01/22	355	355,245
King County School District No 405 Bellevue GO, 5.00%, 12/01/22	100	100,153
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	455	455,697
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	220	220,324
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	1,145	1,146,717
North Thurston Public Schools, 4.00%, 12/01/22	1,000	1,000,714
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	845	846,239
Port of Seattle WA RB, 5.00%, 12/01/22	1,125	1,126,511
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	135	135,192
Snohomish County Public Utility District No. 1 Electric System Revenue, 5.00%, 12/01/22	190	190,286
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	230	230,337
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/22 (GTD)	250	250,369
State of Washington GO, Series F, 0.00%, 12/01/22 (NPFGC)(b)	65	64,828
University of Washington RB
Series A, 5.00%, 12/01/22	75	75,112

Security	Par (000)	Value

Washington (continued)
Series C, 5.00%, 12/01/22	$720	$721,074
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	125,075
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	200	200,293
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	130,187

		15,461,120

West Virginia — 1.0%
State of West Virginia, 5.00%, 12/01/22	3,610	3,616,036
State of West Virginia GO, Series A, 5.00%, 11/01/22	575	575,000

		4,191,036

Wisconsin — 0.6%
State of Wisconsin GO
5.00%, 11/01/22	205	205,000
Series 1, 5.00%, 11/01/22	125	125,000
Series 2, 4.00%, 11/01/22	140	140,000
Series 2, 5.00%, 11/01/22	955	955,000
Series 3, 4.00%, 11/01/22	125	125,000
Series 3, 5.00%, 11/01/22	685	685,000
Wisconsin Health & Educational Facilities Authority RB, Series E, 4.00%, 11/15/22	125	125,032

		2,360,032

Total Long-Term Investments — 101.4% (Cost: $415,406,346)		415,296,155

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds: MuniCash, 1.83%(c)(d)	4,842	4,841,340

Total Short-Term Securities — 1.2% (Cost: $4,841,340)		4,841,340

Total Investments — 102.6% (Cost: $420,247,686)		420,137,495

Liabilities in Excess of Other Assets — (2.6)%		(10,626,221)

Net Assets — 100.0%		$409,511,274

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$346,035	$4,490,415	(a)	$—	$4,908	$(18)	$4,841,340	4,842	$63,710	$—

(a)	Represents net amount purchased (sold).

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2022 Term Muni Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$415,296,155	$—	$415,296,155
Money Market Funds	4,841,340	—	—	4,841,340

	$4,841,340	$415,296,155	$—	$420,137,495

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$300	$304,199
Series A, 5.00%, 09/01/23	325	329,816
Series B, 5.00%, 09/01/23	540	548,003
Alabama Public School & College Authority RB
Series C, 5.00%, 06/01/23	100	101,054
Series A, 3.00%, 06/01/23	335	334,567
Series A, 5.00%, 02/01/23	505	507,285
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/23	170	172,978
Series B, 5.00%, 01/01/23	290	290,872
City of Huntsville AL GOL
Series C, 5.00%, 05/01/23	130	131,170
Series D, 5.00%, 05/01/23	115	116,035
State of Alabama GO
Series A, 5.00%, 08/01/23	255	258,519
Series A, 5.00%, 11/01/23	400	407,245
Series C, 5.00%, 08/01/23	170	172,346
Series C, 5.00%, 11/01/23	290	295,253
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	255	258,046
University of Alabama at Birmingham RB
5.00%, 10/01/23	700	710,198
Series A, 5.00%, 10/01/23	135	136,967

		5,074,553

Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	167,309
State of Alaska GO, Series B, 5.00%, 08/01/23	100	101,358

		268,667

Arizona — 2.8%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	460	465,616
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	35,099
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	365	370,409
Arizona State University RB
5.00%, 08/01/23	150	151,970
Series B, 5.00%, 07/01/23	220	222,613
Series C, 5.00%, 07/01/23	295	298,504
Arizona Transportation Board RB
5.00%, 07/01/23	2,105	2,130,702
Series A, 5.00%, 07/01/23	100	101,221
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/23	170	172,784
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	35,416
City of Phoenix AZ GO, 5.00%, 07/01/23	120	121,449
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	735	743,707
5.50%, 07/01/23 (NPFGC)	85	86,298
Series A, 5.00%, 07/01/23	575	581,832
Series B, 5.00%, 07/01/23	640	647,651
Series D, 5.00%, 07/01/23	505	510,666
SeriesB, 5.00%, 07/01/23	140	141,682
City of Scottsdale AZ GO, 5.00%, 07/01/23	120	121,433
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	420	424,962
County of Pima AZ GOL, 4.00%, 07/01/23	310	311,705

Security	Par (000)	Value

Arizona (continued)
County of Pima Sewer System Revenue
5.00%, 07/01/23	$405	$409,865
5.00%, 07/01/23 (ETM)	175	176,871
Maricopa County Community College District GO, 5.00%, 07/01/23	2,200	2,225,990
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	75	75,906
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	40,342
Maricopa County Union High School District No. 210-Phoenix GO
5.00%, 07/01/23	330	333,986
Series B, 5.00%, 07/01/23	175	177,114
Phoenix AZ, 4.00%, 07/01/23	685	688,744
Regional Public Transportation Authority RB, 5.25%, 07/01/23	135	136,814
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	365	366,116
Series A, 5.00%, 01/01/23	610	611,865
State of Arizona
5.00%, 09/01/23	75	76,056
5.00%, 09/01/23 (ETM)	185	187,589
University of Arizona (The) RB
5.00%, 06/01/23	215	217,290
5.00%, 08/01/23	55	55,722

		13,455,989

Arkansas — 0.3%
State of Arkansas GO
4.25%, 06/01/23	80	80,514
5.00%, 04/01/23	315	317,428
5.00%, 10/01/23	925	940,151
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	106,859

		1,444,952

California — 11.4%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	48,724
Anaheim Housing & Public Improvements Authority RB, Series A, 5.00%, 10/01/23	175	177,946
Bay Area Toll Authority, 5.00%, 04/01/28 (PR 04/01/23)	250	252,041
Bay Area Toll Authority RB
5.00%, 04/01/23	100	100,754
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	100	100,816
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	135	136,240
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	77,929
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	590	594,057
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	25,462
Series A, 4.00%, 03/01/23	70	70,122
Series A, 5.00%, 11/15/23	15	15,287
Series B, 5.00%, 11/15/23	110	111,784
California Infrastructure & Economic Development Bank RB,
Series A, 5.00%, 10/01/23	185	188,131
California State Public Works Board RB
5.00%, 09/01/23	200	202,915
Series A, 5.00%, 03/01/23	170	171,017
Series A, 5.00%, 09/01/23	175	177,550
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	15,187

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 10/01/23	$665	$675,591
Series C, 5.00%, 11/01/23	65	66,126
Series D, 5.00%, 09/01/23	600	608,744
Series F, 5.00%, 05/01/23	940	948,459
Series F, 5.00%, 09/01/23	255	258,716
Series G, 5.00%, 09/01/23	20	20,291
Series H, 5.00%, 06/01/23	195	197,032
Series H, 5.00%, 12/01/23	125	127,335
Series I, 5.00%, 11/01/23	545	554,441
California State University RB
5.00%, 11/01/23	170	173,180
Series A, 5.00%, 11/01/23	1,085	1,105,296
Series C, 5.00%, 11/01/23 (AGM)	120	122,245
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	210	211,392
City of Los Angeles CA GO, 5.00%, 09/01/23	350	355,245
City of Los Angeles CA Wastewater System Revenue RB
Series B, 4.00%, 06/01/23	100	100,501
Series B, 5.00%, 06/01/23	125	126,339
City of Los Angeles Department of Airports, 5.00%, 05/15/23	2,000	2,019,648
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23	745	758,567
Series B, 5.00%, 11/01/23	100	101,821
Coast Community College District GO
5.00%, 08/01/26 (PR 08/01/23)	1,200	1,216,828
Series A, 5.00%, 08/01/23	100	101,336
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/23	320	322,053
Contra Costa Water District RB, Series T, 5.00%, 10/01/23	230	233,746
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	185	186,982
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/23	50	50,607
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	146,117
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	195	188,804
Foothill-De Anza Community College District GO, 5.00%, 08/01/23	140	141,880
Grossmont Union High School District GO, 4.00%, 08/01/23	125	125,865
Huntington Beach Union High School District GO, 5.00%, 08/01/23	135	136,883
Irvine Ranch Water District SA, 5.00%, 02/01/23	30	30,132
Laguna Beach Unified School District GO, 4.00%, 08/01/23	155	155,970
Las Virgenes Unified School District GO
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	48,266
Series D, 0.00%, 09/01/23 (NPFGC)(a)	105	101,974
Long Beach Community College District GO
5.00%, 08/01/23	115	116,604
Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	162,296
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	450	456,578
Series C, 5.00%, 08/01/23	535	542,821
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/23	125	126,567
Series A, 5.00%, 06/01/23	585	591,467
Series A, 5.00%, 07/01/23	1,470	1,488,433
Series C, 5.00%, 07/01/23	185	187,320

Security	Par (000)	Value

California (continued)
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/23	$410	$416,715
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/23	135	136,702
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/23	250	253,151
Series A, 5.00%, 07/01/23	445	450,669
Series B, 4.00%, 07/01/23	150	150,914
Series B, 5.00%, 07/01/23	165	167,080
Series D, 4.00%, 07/01/23	205	206,249
Series E, 5.00%, 07/01/23	165	167,080
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	595	598,820
Series A, 5.00%, 07/01/23	2,085	2,111,973
Series B-1, 5.00%, 07/01/23	1,000	1,012,937
Series C, 5.00%, 07/01/23	185	187,393
Metropolitan Water District of Southern California RB
5.00%, 07/01/23	995	1,007,280
Series A, 5.00%, 07/01/23	150	151,851
Series B, 5.00%, 09/01/23	75	76,142
Series E, 5.00%, 07/01/23	2,500	2,532,507
Modesto Irrigation District RB, 5.00%, 10/01/23	220	223,364
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	20,272
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	475	483,651
Newport Mesa Unified School District GO, Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	50	48,763
Northern California Power Agency RB, 5.00%, 08/01/23	75	76,018
Orange County Water District RB, 5.00%, 08/15/23	375	380,572
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	194,838
Rancho Santiago Community College District GO, 4.00%, 09/01/23	50	50,343
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	1,010	1,020,817
Sacramento Municipal Utility District RB
5.00%, 08/15/23	250	253,735
Series D, 5.00%, 08/15/23	125	126,867
San Diego Community College District GO
0.00%, 08/01/23(a)	35	34,139
5.00%, 08/01/23	125	126,697
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/23	75	75,594
San Diego County Water Authority RB, 5.00%, 05/01/23	100	100,949
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	65	66,078
San Diego Unified School District/CA GO
5.00%, 07/01/23	335	339,312
Series A, 0.00%, 07/01/23 (NPFGC)(a)	150	146,784
Series H-2, 3.00%, 07/01/23	200	199,957
Series H-2, 5.00%, 07/01/23	350	354,505
Series J-2, 5.00%, 07/01/23	135	136,737
San Diego Unified School District/CA RB, Series N-2, 5.00%, 07/01/23	225	227,896
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/23	135	136,255

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Jose Evergreen Community College District GO
5.00%, 09/01/23	$180	$182,697
Series A, 5.00%, 09/01/23	285	289,271
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	25,269
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23 (NPFGC)(a)	160	155,859
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	180	182,243
San Mateo Union High School District GO
Series A, 4.00%, 09/01/23	140	140,960
Series A, 5.00%, 09/01/23	125	126,873
Series B, 0.00%, 09/01/23 (NPFGC)(a)	160	155,350
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/23	500	506,789
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	105	106,043
Santa Clara Unified School District GO, 5.00%, 07/01/23	850	860,603
Santa Monica Community College District GO, Series A, 5.00%, 08/01/23	290	294,153
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	100	97,412
Series B, 4.00%, 08/01/23	200	201,370
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/23	390	394,942
State of California Department of Water Resources RB
5.00%, 12/01/23	125	127,549
5.00%, 12/01/24 (PR 06/01/23)	1,000	1,011,056
Series AS, 5.00%, 12/01/23	370	377,545
Series AW, 5.00%, 12/01/23	215	219,384
Series AX, 5.00%, 12/01/23	415	423,463
Series BA, 5.00%, 12/01/23	235	239,792
State of California GO
4.00%, 03/01/23	75	75,227
4.00%, 05/01/23	230	231,046
4.00%, 10/01/23	315	317,459
5.00%, 02/01/23	100	100,470
5.00%, 08/01/23	2,015	2,042,958
5.00%, 09/01/23	2,630	2,670,278
5.00%, 10/01/23	1,030	1,047,244
5.00%, 11/01/23	1,820	1,853,145
5.00%, 12/01/23	945	963,561
Series B, 5.00%, 08/01/23	715	724,921
Series B, 5.00%, 09/01/23	660	670,108
Torrance Unified School District GO
5.00%, 08/01/23	115	116,561
5.00%, 08/01/39 (PR 08/01/23)	230	233,225
University of California RB
Series AF, 5.00%, 05/15/23	335	338,362
Series AK, VRDN, 5.00%, 05/15/48(b)	4,825	4,872,400
Series AO, 5.00%, 05/15/23	495	499,968
Series AR, 4.00%, 05/15/23	210	211,000
West Valley-Mission Community College District GO, 5.00%, 08/01/23	500	506,789

		55,901,411

Colorado — 1.1%
Adams County School District No. 1 GO, 4.00%, 12/01/23 (SAW)	250	252,037
Arapahoe County School District No. 6 Littleton GO, 5.00%, 12/01/23 (SAW)	1,070	1,089,987

Security	Par (000)	Value

Colorado (continued)
Board of Water Commissioners City & County of Denver (The) RB, Series B, 5.00%, 09/15/23	$130	$132,032
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	455	462,704
Series B, 5.00%, 11/15/23	200	203,386
City & County of Denver Co. GO, 5.00%, 08/01/23	1,000	1,013,949
City of Boulder Water & Sewer Revenue, 5.00%, 12/01/23	100	101,921
City of Colorado Springs Co. Utilities System Revenue RB, Series C, 5.00%, 11/15/23	100	101,796
Colorado Health Facilities Authority, 5.00%, 11/01/23	400	404,690
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	415	423,196
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	116,323
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/23	500	503,792
University of Colorado RB, Series A-2, 5.00%, 06/01/23	390	394,064

		5,199,877

Connecticut — 2.0%
City of Stamford CT GO, 5.00%, 06/01/23	100	101,042
Connecticut State Health & Educational Facilities Authority RB
Series 214-A, VRDN, 1.10%, 07/01/48(b)	500	496,176
Series C-2, VRDN, 5.00%, 07/01/57(b)	1,030	1,034,634
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 06/01/23	125	126,360
State of Connecticut GO
5.00%, 07/15/23	1,000	1,012,813
Series A, 5.00%, 03/15/23	275	276,891
Series A, 5.00%, 04/15/23	520	524,381
Series A, 5.00%, 10/15/23	535	544,121
Series B, 3.00%, 06/01/23	150	149,845
Series B, 5.00%, 04/15/23	200	201,685
Series B, 5.00%, 05/15/23	335	338,327
Series D, 5.00%, 06/15/23	120	121,365
Series D, 5.00%, 09/15/23	400	406,254
Series E, 5.00%, 09/01/23	190	192,847
Series E, 5.00%, 10/15/23	100	101,705
Series F, 5.00%, 09/15/23	175	177,736
Series F, 5.00%, 11/15/23	200	203,694
Series H, 5.00%, 11/15/23	120	122,216
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/23	145	145,414
Series A, 5.00%, 08/01/23	275	278,489
Series A, 5.00%, 09/01/23	190	192,659
Series A, 5.00%, 10/01/23	775	786,852
Series B, 5.00%, 08/01/23	240	243,045
Series B, 5.00%, 10/01/23	100	101,529
Series C, 5.00%, 01/01/23	1,800	1,805,144
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	50,121
Series A, 5.00%, 02/15/23	100	100,524
Series A, 5.00%, 04/15/23	100	100,829

		9,936,698

Delaware — 0.7%
City of Wilmington DE GO, 3.00%, 06/01/23	160	159,737
County of New Castle DE GO
5.00%, 04/01/23	120	120,935
5.00%, 10/01/23	215	218,560

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	$40	$40,114
Delaware Transportation Authority RB, 5.00%, 07/01/23	1,325	1,341,265
State of Delaware GO
5.00%, 02/01/23	405	406,863
Series C, 5.00%, 03/01/23	640	643,936
Series A, 5.00%, 02/01/23	90	90,414
Series B, 5.00%, 07/01/23	165	167,004
Series C, 5.00%, 03/01/23	140	140,861
Series D, 5.00%, 07/01/23	210	212,550

		3,542,239

District of Columbia — 0.9%
District of Columbia GO
Series A, 5.00%, 06/01/23	2,080	2,102,276
Series B, 5.00%, 06/01/23	350	353,748
District of Columbia RB
5.00%, 07/15/23	20	20,187
Series A, 5.00%, 12/01/23	470	479,031
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	150	152,443
Series B, 5.00%, 10/01/23	215	218,288
Series C, 5.00%, 10/01/23	130	132,117
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/23	100	101,168
Series A, 5.00%, 07/15/23	500	506,162
Series A-1, 5.00%, 07/01/23	170	171,986
Series B, 5.00%, 07/01/23	220	222,570

		4,459,976

Florida — 3.5%
City of Jacksonville FL RB
5.00%, 10/01/23	110	111,583
Series C, 5.00%, 10/01/23	100	101,448
City of Orlando FL RB, Series B, 5.00%, 10/01/23	135	137,199
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	35,557
City of Tampa FL Sales Tax Revenue RB, 5.00%, 10/01/23	100	101,584
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/23	110	111,553
Series C, 5.25%, 10/01/28 (PR 10/01/23)	800	814,745
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	330	334,659
County of Miami-Dade FL GO
5.00%, 07/01/23	25	25,287
Series 2015-D, 5.00%, 07/01/23	290	293,330
Series A, 5.00%, 07/01/23	390	394,479
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	465,374
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	1,050	1,066,247
Series B, 5.00%, 10/01/23	215	218,327
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	130	130,397
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	111,802
County of Palm Beach FL Water & Sewer Revenue RB, 5.00%, 10/01/28 (PR 10/01/23)	1,240	1,260,085
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	180	182,916

Security	Par (000)	Value

Florida (continued)
Florida Department of Environmental Protection RB
5.00%, 07/01/23	$625	$632,218
Series A, 5.00%, 07/01/23	765	773,835
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	210	212,649
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	125	126,946
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	700	708,270
Series B, 5.00%, 07/01/23	625	632,383
Series C, 5.00%, 07/01/23	25	25,295
Hillsborough County School Board COP
5.00%, 07/01/23	100	100,977
Series A, 5.00%, 07/01/23	60	60,586
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	185	187,210
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	115	115,234
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	91,102
Series D, 5.00%, 08/01/23	50	50,612
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	270	274,300
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	285	289,410
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	150	151,535
Palm Beach County School District COP
Series A, 5.00%, 08/01/23	115	116,433
Series B, 5.00%, 08/01/23	250	253,116
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	20,234
Reedy Creek Improvement District GOL
5.00%, 06/01/23	125	126,288
Series A, 5.00%, 06/01/23	255	257,628
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	150	150,634
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	260	261,653
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	270	272,745
Series B, 5.00%, 07/01/23	170	171,728
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	20,226
State of Florida Department of Transportation RB, 5.00%, 07/01/23	100	101,201
State of Florida Department of Transportation Turnpike System Revenue RB, Series B, 5.00%, 07/01/23	140	141,654
State of Florida GO
5.00%, 06/01/23	1,000	1,010,710
5.00%, 07/01/23	50	50,591
Series A, 5.00%, 06/01/23	705	712,550
Series A, 5.00%, 07/01/23	950	961,222
Series B, 5.00%, 06/01/23	640	646,854
Series C, 5.00%, 06/01/23	355	358,802
Series E, 5.00%, 06/01/23	210	212,249
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	255	257,962
Series B, 5.00%, 07/01/23	700	708,131
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	110	111,412

		17,253,157

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 1.2%
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/23.	$390	$394,504
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	160	162,787
Series A, 5.00%, 11/01/23	125	127,178
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	61,084
County of DeKalb GA Water & Sewerage Revenue RB, 5.00%, 10/01/23	135	137,150
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	190	191,150
Development Authority for Fulton County RB, 5.00%, 11/01/23	125	127,153
Forsyth County School District GO, 5.00%, 02/01/23	130	130,598
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	150	151,520
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	115	115,398
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	506,789
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/23	125	126,435
State of Georgia GO
Series A, 5.00%, 07/01/23	785	794,585
Series A-1, 5.00%, 02/01/23	450	452,182
Series C, 5.00%, 07/01/23	75	75,916
Series C-1, 5.00%, 07/01/23	175	177,137
Series D, 5.00%, 02/01/23	355	356,721
Series E, 5.00%, 12/01/23	870	886,809
Series F, 5.00%, 01/01/23	1,000	1,003,223

		5,978,319

Hawaii — 1.4%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	555	561,593
City & County of Honolulu HI GO
5.00%, 07/01/23	275	278,321
5.00%, 08/01/23	220	222,971
Series A, 5.00%, 09/01/23	355	360,290
Series A, 5.00%, 10/01/23	200	203,258
Series B, 4.00%, 10/01/23	100	100,736
Series B, 5.00%, 09/01/23	360	365,365
Series B, 5.00%, 10/01/23	185	188,013
Series C, 5.00%, 10/01/23	145	147,362
Series E, 4.00%, 09/01/23	145	145,983
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	76,093
State of Hawaii GO
Series EH, 5.00%, 08/01/29 (PR 08/01/23)	500	506,715
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	329,244
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	526,790
Series EO, 5.00%, 08/01/23 (ETM)	50	50,634
Series EP, 5.00%, 08/01/23	455	461,144
Series EY, 5.00%, 10/01/23	385	391,271
Series EZ, 5.00%, 10/01/23	160	162,606
Series FE, 5.00%, 10/01/23	300	304,887
Series FG, 4.00%, 10/01/23	135	135,993
Series FG, 5.00%, 10/01/23	70	71,140
Series FH, 5.00%, 10/01/23	115	116,873
Series FK, 4.00%, 05/01/23	160	160,688
Series FK, 5.00%, 05/01/23	215	216,977
Series FN, 5.00%, 10/01/23	130	132,118
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/23	100	100,306
Series B, 4.00%, 01/01/23	165	165,238

Security	Par (000)	Value

Hawaii (continued)
Series B, 5.00%, 01/01/23	$280	$280,856

		6,763,465

Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	330	333,883

Illinois — 1.7%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	50,049
Series C, 5.00%, 01/01/23	100	100,293
Series B, 5.00%, 01/01/23	500	501,462
Series D, 5.00%, 01/01/23	90	90,263
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/23	200	201,727
Illinois Finance Authority RB
5.00%, 01/01/23	335	335,857
5.00%, 07/01/23	700	707,531
5.00%, 12/01/23	275	280,137
Series A, 5.00%, 10/01/23	280	284,409
State of Illinois GO
5.00%, 02/01/23	120	120,305
5.00%, 05/01/23	625	628,137
5.00%, 06/01/23	165	165,933
5.00%, 07/01/23	235	236,469
5.00%, 08/01/23	380	382,559
5.38%, 05/01/23	145	145,993
Series A, 5.00%, 04/01/23	250	251,053
Series A, 5.00%, 10/01/23	200	201,513
Series B, 5.00%, 03/01/23	765	767,586
Series B, 5.00%, 10/01/23	460	463,479
Series B, 5.00%, 12/01/23	50	50,403
Series D, 5.00%, 11/01/23	1,915	1,930,153
State of Illinois RB
5.00%, 06/15/23	325	326,953
First Series, 6.00%, 06/15/23 (NPFGC)	90	91,060
Series C, 4.00%, 06/15/23	25	24,999

		8,338,323

Indiana — 0.8%
Ball State University, Series R, 5.00%, 07/01/23	240	242,756
Indiana Finance Authority RB
5.00%, 10/01/23	425	431,691
Series 2, 5.00%, 10/01/23	255	259,015
Series A, 5.00%, 02/01/23	60	60,276
Series A, 5.00%, 06/01/23	120	121,237
Series A, 5.00%, 12/01/23	110	111,914
Series B, 5.00%, 02/01/23	55	55,253
Series C, 5.00%, 12/01/23	1,285	1,309,415
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/23	130	130,382
Indiana University RB
Series A, 5.00%, 06/01/23	175	176,864
Series X, 5.00%, 08/01/23	185	187,498
Purdue University COP
5.25%, 07/01/23	145	146,911
Series A, 5.00%, 07/01/23	215	217,483
Purdue University RB
5.00%, 07/01/23	130	131,502
Series A, 4.00%, 07/01/23	85	85,429
Series BB-1, 5.00%, 07/01/23	75	75,866

		3,743,492

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa — 0.3%
County of Polk IA GO, Series C, 5.00%, 06/01/23	$220	$222,229
Iowa City Community School District Infrastructure Sales Services & Use Tax, RB, 5.00%, 06/01/23	55	55,538
Iowa Finance Authority RB, 5.00%, 08/01/23	255	258,463
State of Iowa RB
5.00%, 06/15/23	145	146,489
Series A, 5.00%, 06/01/23	690	696,673

		1,379,392

Kansas — 0.3%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	135	136,430
Johnson County Water District No. 1 RB, Series A, 5.00%, 01/01/23	210	210,635
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	190	191,625
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/23	70	70,502
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/23	690	699,829
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	101,350

		1,410,371

Kentucky — 0.1%
Kentucky Asset Liability Commission RB, 5.25%, 09/01/23	500	507,889
Louisville & Jefferson County Metropolitan Sewer District RB, Series C, 5.00%, 05/15/23	125	126,308

		634,197

Louisiana — 0.7%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	25,261
State of Louisiana GO
4.00%, 05/15/30 (PR 05/15/23)	1,500	1,506,620
5.00%, 08/01/23	120	121,576
Series A, 4.00%, 09/01/23	75	75,478
Series A, 5.00%, 02/01/23	210	210,934
Series A, 5.00%, 04/01/23	35	35,261
Series C, 5.00%, 07/15/23	150	151,859
Series C, 5.00%, 08/01/23	500	506,566
Series D-1, 5.00%, 12/01/23	275	280,108
State of Louisiana RB
5.00%, 09/01/23	365	370,018
Series A, 5.00%, 06/15/23	300	303,136

		3,586,817

Maine — 0.8%
City of Portland ME GOL, 4.00%, 04/01/23	115	115,413
Maine Municipal Bond Bank RB
5.00%, 11/01/23	135	137,285
Series A, 5.00%, 09/01/23	860	872,249
Series A, 5.00%, 11/01/23	125	127,116
Series C, 5.00%, 11/01/23	225	228,809
Maine Turnpike Authority RB, 5.00%, 07/01/23	90	91,040
State of Maine GO
Series B, 5.00%, 06/01/23	990	1,000,946
Series D, 5.00%, 06/01/23	1,250	1,263,531

		3,836,389

Maryland — 4.7%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	203,315
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	330	333,790
County of Anne Arundel MD GOL
5.00%, 04/01/23	115	115,886
5.00%, 10/01/23	1,565	1,590,633

Security	Par (000)	Value

Maryland (continued)
County of Baltimore MD GO
5.00%, 02/01/23	$1,235	$1,240,680
5.00%, 08/01/23	100	101,358
5.00%, 11/01/23	180	183,207
County of Charles MD GO
5.00%, 10/01/23	1,030	1,046,871
5.00%, 11/01/23	10	10,178
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	243,170
County of Harford MD GO
5.00%, 07/01/23	1,500	1,518,215
5.00%, 09/15/23	260	264,065
County of Howard MD, 5.00%, 02/15/23	390	392,120
County of Howard MD GO, Series A, 5.00%, 02/15/23	155	155,843
County of Montgomery MD
5.00%, 11/01/23	830	844,788
5.00%, 11/01/26 (PR 11/01/23)	1,000	1,017,619
County of Montgomery MD GO
5.00%, 11/01/23	125	127,227
Series A, 5.00%, 11/01/23	590	600,511
Series A, 5.00%, 12/01/23	675	687,970
Series B, 5.00%, 11/01/23	465	473,285
Series B, 5.00%, 12/01/23	620	631,913
Series C, 5.00%, 10/01/23	295	299,832
County of Prince George’s MD COP, 5.00%, 10/15/23	25	25,367
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	121,876
County of Prince George’s MD GOL
5.00%, 07/01/23	250	253,036
Series A, 5.00%, 07/01/23	235	237,854
State of Maryland Department of Transportation RB
4.00%, 09/01/23	355	357,377
5.00%, 02/15/23	790	794,158
5.00%, 09/01/23	200	202,964
5.00%, 10/01/23	910	924,740
State of Maryland GO
First Series, 5.00%, 06/01/23	1,715	1,733,664
Second Series, 5.00%, 08/01/23	90	91,242
Series A, 5.00%, 03/01/23	275	276,719
Series A, 5.00%, 08/01/23	510	517,038
Series B, 4.00%, 08/01/23	595	598,856
Series C, 5.00%, 08/01/23	3,340	3,386,095
Washington Suburban Sanitary Commission RB
4.00%, 06/01/23 (GTD)	85	85,425
5.00%, 06/01/23 (GTD)	725	732,743
5.00%, 06/15/23 (GTD)	575	581,542

		23,003,172

Massachusetts — 2.7%
City of Boston MA GO
5.00%, 11/01/23	2,000	2,035,436
Series A, 5.00%, 03/01/23	235	236,438
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	390	394,461
Commonwealth of Massachusetts GOL
Series 8, 5.00%, 07/01/23	175	177,125
Series A, 4.20%, 08/01/23 (AMBAC)	100	100,772
Series A, 5.00%, 03/01/23	260	261,599
Series A, 5.00%, 05/01/23	1,965	1,983,168
Series A, 5.00%, 07/01/23	430	435,221
Series B, 5.00%, 01/01/23	100	100,306
Series B, 5.25%, 08/01/23	70	71,078
Series B, 5.25%, 09/01/23 (AGM)	990	1,006,846

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series C, 5.00%, 04/01/23	$445	$448,430
Series C, 5.00%, 10/01/23	110	111,802
Series C, 5.50%, 12/01/23 (AMBAC)	500	512,241
Series D, 5.00%, 07/01/23	280	283,400
Series E, 5.00%, 11/01/23	985	1,002,549
Series H, 5.00%, 12/01/23	120	122,306
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	375	378,800
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	250	253,035
Series B, 5.25%, 07/01/23	485	491,679
Series C, 5.50%, 07/01/23	75	76,155
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/23	160	161,922
Series A, 5.00%, 07/01/23	325	328,947
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	255	258,462
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/23 (NPFGC)(a)	85	84,501
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	425	429,184
Series A, 5.00%, 11/15/23 (ETM)	85	86,554
Series A, 5.00%, 05/15/38 (PR 05/15/23)	325	328,113
Series C, 4.00%, 08/15/23 (ETM)	60	60,386
Massachusetts State College Building Authority RB
4.00%, 05/01/23 (ST HGR ED INTERCEPT PROG)	140	140,581
4.00%, 05/01/23 (ETM) (ST HGR ED INTERCEPT PROG)	10	10,038
5.00%, 05/01/23 (ST INTERCEPT)	100	100,905
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	115	116,519
Series B, 5.25%, 08/01/23 (AGM)	275	279,135
University of Massachusetts Building Authority RB
5.00%, 11/01/23	100	101,752
Series 2021-1, 5.00%, 11/01/23	345	351,045

		13,320,891

Michigan — 1.4%
County of Macomb MI GOL, 4.00%, 05/01/23	100	100,435
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/23	310	313,458
Michigan Finance Authority, 5.00%, 10/01/23	195	197,929
Michigan Finance Authority RB
5.00%, 11/15/23	50	50,719
Series B, 5.00%, 10/01/23	270	274,056
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	1,095	1,103,533
Series I, 5.00%, 10/15/23	330	335,191
State of Michigan GO
5.00%, 12/01/23	75	76,441
Series A, 5.00%, 05/01/23	55	55,509
Series A, 5.00%, 12/01/23	190	193,651
Series B, 5.00%, 11/01/23	20	20,356
State of Michigan RB, 5.00%, 03/15/23	525	528,377
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/23	2,070	2,106,744
University of Michigan RB
5.00%, 04/01/23 (ETM)	500	503,812
Series A, 5.00%, 04/01/23	265	267,031
Series A, 5.00%, 04/01/23 (ETM)	450	453,245

Security	Par (000)	Value

Michigan (continued)
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	$100	$101,772

		6,682,259

Minnesota — 1.9%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	25,462
County of Hennepin MN GO
5.00%, 12/01/23	305	310,860
Series C, 5.00%, 12/01/23	385	392,398
Series A, 5.00%, 12/01/23	95	96,825
Series C, 5.00%, 12/01/23	70	71,345
Elk River Independent School District No. 728 GO, Series A,
5.00%, 02/01/23	85	85,389
Metropolitan Council GO
Series A, 5.00%, 03/01/23	320	321,989
Series B, 5.00%, 12/01/23	225	229,371
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	30,445
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	480	482,920
Southern Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/23	115	115,313
State of Minnesota GO
5.00%, 09/01/23	1,770	1,796,524
5.00%, 10/01/23	750	762,284
Series D, 5.00%, 10/01/23	100	101,638
Series A, 5.00%, 08/01/23	610	618,283
Series A, 5.00%, 09/01/23	1,000	1,014,985
Series B, 5.00%, 08/01/23	840	851,406
Series B, 5.00%, 10/01/23	250	254,095
Series D, 5.00%, 08/01/23	770	780,455
Series F, 5.00%, 10/01/23	175	177,866
State of Minnesota RB, Series A, 5.00%, 06/01/23	585	591,265
University of Minnesota, 5.00%, 09/01/23	100	101,482

		9,212,600

Mississippi — 0.2%
State of Mississippi GO
5.00%, 12/01/27 (PR 12/01/23)	770	784,630
Series F, 5.25%, 10/01/23	215	219,002

		1,003,632

Missouri — 1.0%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	550	552,406
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/23	235	238,016
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	175	176,557
Metropolitan St. Louis Sewer District Wastewater System RB, 5.00%, 05/01/23	660	666,037
Missouri Highway & Transportation Commission RB
Series A, 4.00%, 05/01/23	100	100,420
Series A, 5.00%, 05/01/23	330	333,002
Series B, 5.00%, 05/01/23	125	126,137
Series C, 5.00%, 02/01/23	620	622,805
Series S, 5.00%, 05/01/23	690	696,379
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	425	431,769
Series A, 4.00%, 04/01/23	295	296,011
Series B, 5.00%, 10/01/23	155	157,469

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Missouri State Environmental Improvement & Energy Resources Authority RB
Series A, 5.00%, 07/01/23	$160	$161,911
Series B, 5.00%, 01/01/23	80	80,241
Series B, 5.00%, 07/01/23	440	445,256

		5,084,416

Nebraska — 0.7%
Nebraska Public Power District RB
5.00%, 01/01/23	455	456,331
Series B, 5.00%, 01/01/23	235	235,687
Omaha Public Power District RB
5.00%, 02/01/23	1,935	1,943,416
Series A, 5.00%, 02/01/23	740	743,219

		3,378,653

Nevada — 2.8%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	116,165
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	303,118
Series A, 5.00%, 06/15/23	300	303,118
Series B, 5.00%, 06/15/23	260	262,702
Series D, 5.00%, 06/15/23	2,000	2,020,786
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	1,140	1,153,016
County of Clark Department of Aviation RB
5.00%, 07/01/23	215	217,412
Series A, 5.00%, 07/01/23	150	151,683
County of Clark NV, 5.00%, 06/01/23	260	262,664
County of Clark NV GOL
5.00%, 06/01/23	75	75,816
5.00%, 11/01/23	580	590,048
5.00%, 12/01/23	100	101,868
Series A, 5.00%, 11/01/23	355	361,150
County of Clark NV Passenger Facility Charge Revenue RB,
5.00%, 07/01/23	380	384,264
County of Clark NV RB, 5.00%, 07/01/23	950	960,909
Las Vegas Valley Water District GOL
5.00%, 06/01/23	1,180	1,192,365
Series A, 5.00%, 06/01/23	570	575,973
Series B, 5.00%, 12/01/23	155	157,912
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	40,459
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	150	151,594
Series B, 5.00%, 07/01/23	100	101,063
State of Nevada GOL
5.00%, 11/01/23	1,000	1,017,323
Series D, 5.00%, 04/01/23	380	382,850
Series D-1, 5.00%, 03/01/23	675	679,039
Series H-1, 5.00%, 06/01/23	210	212,188
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	1,270	1,294,402
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	305	308,704
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF)	190	191,980
Series F, 5.00%, 06/01/23	40	40,417

		13,610,988

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	126,378

Security	Par (000)	Value

New Hampshire (continued)
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/23	$315	$319,484
Series B, 5.00%, 08/15/23	100	101,423
Series C, 5.25%, 08/15/23 (HERBIP)	100	101,616
Series E, 5.00%, 08/15/23	125	126,730
State of New Hampshire GO, Series A, 5.00%, 03/01/23	200	201,237

		976,868

New Jersey — 2.0%
County of Monmouth NJ GO
5.00%, 01/15/23	120	120,478
5.00%, 07/15/23	115	116,554
Monmouth County Improvement Authority (The) RB
5.00%, 07/15/23	160	162,050
Series B, 4.00%, 08/01/23 (GTD)	115	115,720
Series B, 5.00%, 12/01/23 (GTD)	245	249,708
New Jersey Economic Development Authority, 5.00%, 11/01/23	100	101,251
New Jersey Economic Development Authority RB
5.00%, 06/15/23	150	151,209
Series B, 5.00%, 11/01/23 (SAP)	470	475,878
Series DDD, 5.00%, 06/15/23	100	100,806
Series N-1, 5.50%, 09/01/23 (NPFGC)	200	202,919
Series NN, 5.00%, 03/01/23	800	803,488
Series UU, 5.00%, 06/15/23	50	50,403
Series XX, 5.00%, 06/15/23 (SAP)	1,005	1,013,101
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	95	95,722
5.00%, 06/15/23	140	141,128
5.00%, 07/01/23	400	404,857
Series B, 5.00%, 07/01/23	50	50,607
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	405	408,364
Series A, 5.75%, 06/15/23 (NPFGC)	100	101,261
Series AA, 5.00%, 06/15/23	505	509,071
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	10,030
Series B, 5.00%, 01/01/23	255	255,695
Series C, 5.00%, 01/01/23	170	170,463
State of New Jersey GO
5.00%, 06/01/23	560	565,189
Series A, 4.00%, 06/01/23	2,895	2,905,340
Series T, 5.00%, 06/01/23	350	353,244

		9,634,536

New Mexico — 0.9%
County of Santa Fe NM GO, 5.00%, 07/01/23	205	207,489
County of Santa Fe NM RB, 5.00%, 06/01/23	185	186,981
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/23	145	146,641
Series B, 5.00%, 06/01/23	140	141,491
State of New Mexico GO
5.00%, 03/01/23	100	100,612
Series B, 5.00%, 03/01/23	600	603,670
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	155	156,872
Series A, 5.00%, 07/01/23	2,090	2,115,243
Series B, 4.00%, 07/01/23	390	392,171
Series B, 5.00%, 07/01/23	40	40,465

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	$195	$196,863
Series C, 5.00%, 06/01/23	295	297,819

		4,586,317

New York — 9.3%
City of New York NY GO
Series 1, 5.00%, 08/01/23	375	380,092
Series A, 4.00%, 08/01/23	150	150,939
Series A, 5.00%, 08/01/23	345	349,684
Series A-1, 5.00%, 08/01/23	320	324,345
Series C, 5.00%, 08/01/23	2,075	2,103,173
Series C-1, 5.00%, 08/01/23	2,250	2,280,550
Series D, 5.00%, 08/01/23	35	35,475
Series D-1, 5.00%, 08/01/23	50	50,679
Series E, 5.00%, 08/01/23	210	212,852
Series G, 5.00%, 08/01/23	705	714,572
Series H, 5.00%, 08/01/23	765	775,387
Series I, 5.00%, 03/01/23	65	65,400
Series I, 5.00%, 03/01/23 (ETM)	25	25,148
Series I, 5.00%, 08/01/23	655	663,893
Series J, 5.00%, 08/01/23	800	810,863
County of Albany NY GOL, 4.00%, 08/01/23	105	105,611
County of Nassau NY GOL, Series C, 5.00%, 04/01/28 (PR 04/01/23) (AGM)	515	518,927
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/23 (SAW)	250	252,225
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/23	155	155,344
Series A, 5.00%, 02/15/23	175	175,881
Long Island Power Authority RB
5.00%, 09/01/23	400	405,434
Series A, 5.00%, 09/01/23	150	152,038
Metropolitan Transportation Authority RB
4.00%, 11/15/23	200	200,560
Series A, 5.00%, 11/15/23	10	10,169
Series A-1, 5.00%, 11/15/23	50	50,644
Series A-2, 5.00%, 11/15/23	195	197,510
Series B, 5.00%, 11/15/23	1,635	1,656,236
Series B-3, 5.00%, 11/15/23	55	55,708
Series C, 5.00%, 11/15/23	395	400,087
Series C-1, 5.00%, 11/15/23	915	926,777
Series D, 5.00%, 11/15/23	400	405,149
Series F, 5.00%, 11/15/23	140	141,802
New York City Municipal Water Finance Authority RB, Series AA-2, 5.00%, 06/15/23	885	894,991
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	650	658,126
Series S-2, 5.00%, 07/15/23 (SAW)	370	374,534
Series S-3, 5.00%, 07/15/23 (SAW)	200	202,451
Series S-4A, 5.00%, 07/15/23 (SAW)	250	253,176
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/23	180	182,471
5.00%, 08/01/23 (ETM)	35	35,418
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	800	813,937
Series A-1, 4.00%, 08/01/23	125	125,746
Series A-1, 5.00%, 08/01/23	1,590	1,611,116

Security	Par (000)	Value

New York (continued)
Series B-1, 4.00%, 08/01/23	$100	$100,596
Series B-1, 5.00%, 11/01/23	100	101,742
Series C, 5.00%, 11/01/23	645	656,236
Series D, 5.00%, 11/01/23	315	320,488
Series E-1, 5.00%, 02/01/23	25	25,112
Series F-1, 5.00%, 02/01/23	365	366,642
Sub-Series C, 5.00%, 11/01/23	645	656,237
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/23	175	175,912
Series BB2, 4.00%, 06/15/23	135	135,773
Series DD, 5.00%, 06/15/23	385	389,347
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	25,393
Series B, 5.00%, 11/15/23	20	20,273
New York State Dormitory Authority
5.00%, 03/15/23	35	35,242
5.00%, 03/15/23 (ETM)	240	241,591
New York State Dormitory Authority RB
5.00%, 07/01/23	100	101,148
Series 2015 B-A, 5.00%, 03/15/23	110	110,760
Series A, 4.00%, 03/15/23	60	60,202
Series A, 4.00%, 10/01/23 (SAW)	240	241,571
Series A, 5.00%, 02/15/23	1,420	1,427,525
Series A, 5.00%, 03/15/23	1,360	1,369,401
Series A, 5.00%, 07/01/23	110	111,263
Series A, 5.00%, 10/01/23 (AGM)	65	66,012
Series A, 5.00%, 10/01/23 (SAW)	150	152,321
Series A, 5.00%, 02/15/36 (PR 02/15/23)	1,000	1,005,276
Series A, 5.50%, 05/15/23 (NPFGC)	205	207,511
Series B, 5.00%, 02/15/23	775	779,060
Series B, 5.00%, 07/01/23	315	318,721
Series B, 5.00%, 10/01/23	200	203,276
Series C, 5.00%, 03/15/23	3,335	3,358,055
Series D, 5.00%, 02/15/23	335	336,767
Series E, 5.00%, 02/15/23	325	326,729
Series E, 5.00%, 03/15/23	245	246,715
Series E, 5.00%, 10/01/23 (SAW)	50	50,774
New York State Environmental Facilities Corp. RB
5.00%, 05/15/23	200	202,029
5.00%, 06/15/23	605	612,033
Series B, 5.00%, 06/15/23	110	111,279
Series D, 5.00%, 09/15/23	175	177,736
New York State Thruway Authority RB
Series A, 5.00%, 03/15/23	2,400	2,416,503
Series K, 5.00%, 01/01/23	160	160,449
Series L, 5.00%, 01/01/23	260	260,730
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/23	1,665	1,676,558
Series A-2, 5.00%, 03/15/23	175	176,216
Series C-1, 5.00%, 03/15/23	325	327,259
Series D, 5.00%, 03/15/23	805	810,595
Series E, 5.00%, 03/15/23	140	140,973
Port Authority of New York & New Jersey RB
4.00%, 12/01/23	165	166,292
5.00%, 07/15/23	355	359,350
5.00%, 10/15/23	130	132,118
5.00%, 11/15/23	310	315,471
Series 179, 5.00%, 12/01/23	350	356,426
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	855	869,844

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York GO, Series A, 4.00%, 03/01/23	$240	$240,695
Town of Brookhaven NY GOL, Series A, 3.00%, 03/15/23	500	499,705
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23	285	290,117
Series A, 5.00%, 11/15/23	140	142,499
Series A, 5.00%, 11/15/23	700	712,498
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	100,931
Series B, 4.00%, 11/15/23	380	382,944
Series B, 5.00%, 11/15/23	345	351,159

		45,621,200

North Carolina — 2.4%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	50,527
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	40,760
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/23	2,000	2,024,287
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	20,214
County of Buncombe NC RB
5.00%, 06/01/23	335	338,549
Series A, 5.00%, 06/01/23	200	202,119
County of Durham NC GO, 5.00%, 10/01/23	200	203,276
County of Forsyth NC GO, 5.00%, 12/01/23	255	259,763
County of Guilford NC GO, Series A, 5.00%, 05/01/23	685	691,198
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/23	100	101,548
Series B, 5.00%, 12/01/23	65	66,291
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	295	299,832
County of Union NC GO, 5.00%, 09/01/23	665	674,965
County of Wake NC GO
5.00%, 04/01/23	120	120,925
Series B, 4.00%, 05/01/23	125	125,544
Series C, 5.00%, 03/01/23	1,000	1,006,150
County of Wake NC RB
5.00%, 09/01/23	150	152,248
Series A, 5.00%, 12/01/23	465	473,935
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	15,149
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	110,323
Series E, 5.00%, 01/01/23	10	10,029
North Carolina State University at Raleigh, 5.00%, 10/01/42 (PR 10/01/23)	1,250	1,269,116
North Carolina State University at Raleigh RB, Series A,
5.00%, 10/01/28 (PR 10/01/23)	200	203,059
State of North Carolina, 4.00%, 05/01/23	540	542,322
State of North Carolina GO
5.00%, 06/01/23	65	65,715
Series A, 5.00%, 06/01/23	1,615	1,632,762
State of North Carolina RB
5.00%, 03/01/23	720	724,261
Series A, 5.00%, 05/01/23	260	262,391
Series C, 5.00%, 05/01/23	155	156,425

		11,843,683

North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	106,720

Ohio — 3.5%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	190	193,651

Security	Par (000)	Value

Ohio (continued)
City of Columbus OH GO
5.00%, 07/01/30 (PR 07/01/23)	$1,250	$1,265,014
Series 1, 5.00%, 07/01/23	175	177,160
Series 2017-1, 4.00%, 04/01/23	565	567,122
Series 5, 5.00%, 08/15/23	270	273,906
Series A, 4.00%, 07/01/23	25	25,146
Series A, 5.00%, 02/15/23	260	261,406
Series A, 5.00%, 04/01/23	170	171,331
Series A, 5.00%, 08/15/23	130	131,881
Series A, 5.00%, 08/15/28 (PR 08/15/23)	225	228,178
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	273,906
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	135	137,536
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	320	325,977
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	167,296
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	625	631,153
Ohio Higher Educational Facility Commission RB
5.00%, 12/01/23	110	111,996
5.00%, 12/01/23 (ETM)	45	45,759
Series A, 5.00%, 12/01/23	165	167,994
Ohio State University (The) RB
5.00%, 12/01/23	610	621,786
Series A, 5.00%, 12/01/23	395	402,632
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/23	425	427,176
Series A, 5.00%, 02/15/48 (PR 02/15/23)	2,030	2,040,709
Series A-1, 5.00%, 02/15/23	290	291,426
Ohio University RB, Series A, 5.00%, 12/01/23	120	122,113
Ohio Water Development Authority RB
5.00%, 12/01/23	615	626,817
Series A, 5.00%, 06/01/23	205	207,195
Series B, 5.00%, 12/01/23	130	132,498
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/23	180	181,928
5.00%, 12/01/23	255	259,900
5.50%, 06/01/23	235	238,187
5.50%, 12/01/23	150	153,672
Series 2015-A, 5.00%, 12/01/23	500	509,607
State of Ohio Department of Administrative Services COP, 5.00%, 09/01/23	275	278,894
State of Ohio GO
Series A, 5.00%, 03/01/23	155	155,979
Series A, 5.00%, 03/15/23	135	135,953
Series A, 5.00%, 05/01/23	370	373,512
Series A, 5.00%, 08/01/23	345	349,813
Series A, 5.00%, 09/01/23	500	507,699
Series A, 5.00%, 09/15/23	270	274,337
Series B, 4.00%, 09/01/23	200	201,454
Series B, 5.00%, 08/01/23	185	187,581
Series C, 5.00%, 09/01/23	90	91,386
Series C, 5.00%, 11/01/23	110	112,014
Series S, 5.00%, 04/01/23	50	50,396
Series S, 5.00%, 05/01/23	165	166,517
Series T, 5.00%, 11/01/23	150	152,658
Series V, 5.00%, 05/01/23	500	504,598
Series W, 4.00%, 05/01/23	150	150,645
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	116,771

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio RB
5.00%, 01/01/23	$1,000	$1,002,725
5.00%, 10/01/23 (ETM)	125	127,025
Series A, 5.00%, 02/01/23	100	100,435
Series A, 5.00%, 04/01/23	230	231,678
Series C, 5.00%, 12/01/23	440	447,984

		17,092,112

Oklahoma — 0.7%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	216,287
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	840	848,657
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	131,746
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23	315	318,825
Series A, 5.00%, 01/01/23	45	45,137
Series A, 5.00%, 07/01/23	140	141,700
Series B, 5.00%, 07/01/23	225	227,732
Series C, 5.00%, 01/01/23	100	100,306
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	180	182,162
Oklahoma Turnpike Authority RB, Series D, 4.00%, 01/01/23	180	180,227
Oklahoma Water Resources Board RB
4.00%, 10/01/23	425	428,165
5.00%, 04/01/23	335	337,582
Series A, 5.00%, 04/01/23	135	136,029

		3,294,555

Oregon — 1.9%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/23	225	227,971
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 03/01/23	500	502,992
Series A, 5.00%, 10/01/23	90	91,433
Series B, 5.00%, 06/15/23	1,205	1,218,339
Series B, 5.00%, 10/01/23	115	116,832
City of Portland OR Water System Revenue RB, Series A, 5.00%, 04/01/23	220	221,650
City of Salem OR GO, 5.00%, 06/01/23	100	101,071
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	75,803
Deschutes & Jefferson Counties School District No. 2J Redmond/OR GO, 0.00%, 06/15/23 (GTD)(a)	45	44,044
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/23 (GTD)	460	465,036
Oregon State Business Development Commission RB, Series 232, VRDN, 2.40%, 12/01/40 Put(b)	350	345,063
Oregon State Lottery RB
Series A, 5.00%, 04/01/23	400	403,000
Series B, 5.00%, 04/01/23	135	136,013
Series C, 5.00%, 04/01/23	145	146,088
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	175	177,010
Portland Community College District GO, 5.00%, 06/15/23	255	257,901
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	150	146,868
State of Oregon Department of Transportation RB
Series C, 5.00%, 11/15/23	160	162,955
Series A, 4.25%, 11/15/34 (PR 11/15/23)	850	858,835
Series A, 5.00%, 11/15/23	795	809,682
Series A, 5.00%, 11/15/29 (PR 11/15/23)	1,000	1,018,283

Security	Par (000)	Value

Oregon (continued)
State of Oregon GO
Series A, 5.00%, 08/01/23	$50	$50,683
Series C, 5.00%, 06/01/23	100	101,077
Series D, 5.00%, 05/01/23	295	297,742
Series F, 5.00%, 05/01/23	100	100,930
Series G, 5.00%, 11/01/23	45	45,806
Series H, 5.00%, 05/01/23	495	499,601
Series L, 5.00%, 08/01/23	460	466,280
Series O, 5.00%, 08/01/23	70	70,956
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	20,300
Washington County Clean Water Services, 5.00%, 10/01/23	310	315,049

		9,495,293

Pennsylvania — 2.3%
City of Philadelphia PA GO
5.00%, 08/01/23	650	658,295
Series A, 5.00%, 08/01/23	115	116,467
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/23	550	551,636
First Series, 5.00%, 02/01/23	110	110,492
First Series, 5.00%, 03/01/23	265	266,586
First Series, 5.00%, 03/15/23	200	201,338
First Series, 5.00%, 04/01/23	185	186,388
First Series, 5.00%, 06/15/23	160	161,771
First Series, 5.00%, 08/15/23	3,040	3,082,086
First Series, 5.00%, 09/15/23	290	294,409
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	352,669
Second Series, 5.00%, 09/15/23	340	345,169
Second Series, 5.00%, 10/15/23	570	579,449
County of Lehigh PA GO, 4.00%, 11/15/23	650	654,969
Delaware County Authority, 5.00%, 08/01/23	105	106,348
Delaware County Authority RB
5.00%, 08/01/23	110	111,412
5.00%, 12/01/23	75	76,361
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/23	225	227,518
Pennsylvania State University (The) RB, Series B, 5.00%, 09/01/23	225	228,316
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 5.00%, 12/01/23	180	183,170
Pennsylvania Turnpike Commission RB
5.00%, 12/01/23	765	778,391
Series A, 5.00%, 12/01/23	335	340,864
Series A, 5.25%, 07/15/23 (AGM)	175	177,544
Series A-1, 5.00%, 12/01/23	225	228,938
Series B, 5.00%, 12/01/23	35	35,560
Series C, 5.00%, 12/01/43 (PR 12/01/23)	1,200	1,222,159
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	121,181

		11,399,486

Rhode Island — 0.8%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	485	489,474
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	215	218,186
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series A, 5.00%, 10/01/23	295	299,832
Series B, 5.00%, 10/01/23	525	533,599
Series C, 5.00%, 10/01/23	25	25,410

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
State of Rhode Island, 5.00%, 10/15/24 (PR 10/15/23)	$525	$533,867
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	147,204
State of Rhode Island GO
5.00%, 11/01/23	50	50,896
Series A, 3.00%, 08/01/23	500	499,271
Series A, 5.00%, 05/01/23	150	151,394
Series D, 5.00%, 08/01/23	585	592,987
Series A, 5.00%, 08/01/23	120	121,638

		3,663,758

South Carolina — 0.5%
Beaufort County School District/SC GO, 5.00%, 03/01/23 (SCSDE)	1,000	1,005,885
Charleston County School District, 5.00%, 02/01/23 (SCSDE)	200	200,920
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	120	122,306
Clemson University RB, 5.00%, 05/01/23	140	141,218
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/23	310	314,937
Series A, 5.00%, 10/01/23	245	248,902
State of South Carolina GO
Series A, 5.00%, 04/01/23 (SAW)	295	297,249
Series A, 5.00%, 08/01/23 (SAW)	200	202,686

		2,534,103

Tennessee — 1.7%
City of Memphis TN GO
5.00%, 05/01/23	370	373,311
Series A, 5.00%, 11/01/23	135	137,325
County of Blount TN GO, Series B, 5.00%, 06/01/23	260	262,634
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	260	262,494
County of Knox TN GO
5.00%, 04/01/23	50	50,385
5.00%, 06/01/23	175	176,874
County of Shelby TN GO
Series A, 4.00%, 03/01/23	260	260,641
Series A, 5.00%, 03/01/23	160	160,915
County of Sumner TN GO, 5.00%, 12/01/23	70	71,308
County of Washington TN GO, Series A, 4.00%, 06/01/23	95	95,443
County of Williamson TN GO, 5.00%, 04/01/23	70	70,534
Metropolitan Government Nashville & Davidson County Sports Authority RB, 5.00%, 07/01/23	105	106,033
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	215	217,123
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,405	1,421,969
Series A, 5.00%, 07/01/23	400	404,831
Series A, 5.00%, 01/01/29 (PR 01/01/23)	60	60,182
Series A, 5.00%, 01/01/33 (PR 01/01/23)	1,250	1,253,780
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/23	70	70,846
Series B, 5.00%, 07/01/23	100	101,208
State of Tennessee GO
Series A, 5.00%, 08/01/23	870	882,136
Series A, 5.00%, 09/01/23	250	253,849
Series B, 5.00%, 08/01/23	140	141,953
Tennessee State School Bond Authority, 5.00%, 11/01/23 (ST INTERCEPT)	300	305,236

Security	Par (000)	Value

Tennessee (continued)
Tennessee State School Bond Authority RB
5.00%, 11/01/23	$375	$381,792
Series A, 5.00%, 11/01/23	240	244,347
Series B, 5.00%, 11/01/23	660	671,955

		8,439,104

Texas — 10.1%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	175	175,931
Aldine Independent School District GO, 5.00%, 02/15/23 (PSF)	135	135,711
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	226,165
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	235	236,244
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	387,049
Austin Community College District GOL, 5.00%, 08/01/23	1,290	1,306,749
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	101,298
Austin Independent School District GO
5.00%, 08/01/23 (PSF)	550	557,264
Series B, 5.00%, 08/01/23	460	465,870
Series B, 5.00%, 08/01/23 (PSF)	190	192,467
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	45,236
Series B, 5.00%, 02/15/23 (PSF)	40	40,209
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/23	240	243,491
Series I, 5.00%, 08/15/23	375	380,455
Series J, 5.00%, 08/15/23	610	618,874
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	250	250,626
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	100,267
Central Texas Turnpike System, 0.00%, 08/15/23 (AMBAC)(a)	705	686,982
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a)	250	243,055
Series C, 5.00%, 08/15/23	660	668,365
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	235	238,739
City of Austin TX GOL, 5.00%, 09/01/23	1,560	1,583,376
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	40	40,404
5.00%, 11/15/23	1,015	1,033,392
Series A, 5.00%, 05/15/23	145	146,463
Series A, 5.00%, 11/15/23	375	381,849
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/23	100	101,565
City of Denton TX GOL, 5.00%, 02/15/23	115	115,585
City of Fort Worth TX GOL, 5.00%, 03/01/23	785	789,698
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	165	165,859
City of Garland TX GOL, 5.00%, 02/15/23	165	165,840
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/23	140	142,499
Series B, 5.00%, 11/15/23	140	142,500
Series C, 5.00%, 05/15/23	355	358,412
Series D, 5.00%, 11/15/23	200	203,570
Serries C, 5.00%, 11/15/23	310	315,535
City of Houston TX GOL, Series A, 5.00%, 03/01/23	135	135,803
City of Lubbock TX GOL, 5.00%, 02/15/23	110	110,554
City of Plano TX GOL, 5.00%, 09/01/23	180	182,682

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Round Rock TX GOL, 5.00%, 08/15/23	$75	$76,056
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series REF, 5.00%, 02/01/23	175	175,787
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/23	505	507,272
5.00%, 02/01/23 (ETM)	675	678,071
City of San Antonio TX GOL, 5.00%, 02/01/23	520	522,392
City of Waco TX GOL, 5.00%, 02/01/23	75	75,337
Clear Creek Independent School District GO, 5.00%, 02/15/23 (PSF)	140	140,709
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	225	226,165
Series A, 5.00%, 02/15/23 (PSF)	165	165,854
County of Bexar TX GOL, 5.00%, 06/15/23	705	712,891
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	91,433
County of Harris TX RB
5.00%, 08/15/23	275	278,764
Series A, 5.00%, 08/15/23	300	304,106
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23) (PSF)	540	547,205
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	790	794,136
Series A, 5.00%, 02/15/23 (PSF)	35	35,183
Dallas Area Rapid Transit RB
5.00%, 12/01/23	150	152,866
Series A, 5.00%, 12/01/23	355	361,783
Dallas Independent School District GO, 5.00%, 08/15/23 (PSF)	100	101,408
Dallas/Fort Worth International Airport RB
5.00%, 11/01/23	200	202,913
Series G, 5.00%, 11/01/23	160	162,331
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	101,416
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	135	136,858
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	81,145
Garland Independent School District GO, 5.00%, 02/15/23 (PSF)	255	256,357
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23) (PSF)	900	904,748
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	97,387
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	385	390,270
Houston Community College System GOL, 5.00%, 02/15/23	270	271,437
Houston Independent School District GOL
5.00%, 02/15/23 (PSF)	350	351,832
Series A, 5.00%, 02/15/23 (PSF)	185	185,968
Humble Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	50	50,266
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	95	95,495
Series A, 5.00%, 02/15/23 (PSF)	370	371,926
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/23 (PSF)	50	50,257
Killeen Independent School District GO, 5.00%, 02/15/23 (PSF)	180	180,958
Klein Independent School District GO
5.00%, 02/01/23 (PSF)	150	150,656

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 08/01/23 (PSF)	$390	$395,035
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	25,308
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	233,711
5.00%, 08/15/23 (PSF)	20	20,289
Series A, 5.00%, 08/15/23 (PSF)	85	86,230
Series A, 0.00%, 08/15/23 (PSF)(a)	50	48,666
Series B, 5.00%, 08/15/23	75	76,068
Series D, 0.00%, 08/15/23 (PSF)(a)	95	92,511
Lewisville Independent School District GO
5.00%, 08/15/23	200	202,691
5.00%, 08/15/23 (PSF)	800	810,763
Series A, 4.00%, 08/15/23 (PSF)	35	35,202
Series A, 5.00%, 08/15/23 (PSF)	170	172,287
Series B, 5.00%, 08/15/23	115	116,547
Lone Star College System GOL, Series B, 5.00%, 02/15/23	335	336,754
Lower Colorado River Authority RB
5.00%, 05/15/23	320	322,854
Series B, 5.00%, 05/15/23	355	358,166
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	91,267
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	101,269
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	365	371,323
Series A, 5.00%, 11/01/23	375	381,496
Series B, 5.00%, 11/01/23	415	422,189
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	730	739,479
5.25%, 02/01/23 (PSF)	220	221,102
Series B, 5.00%, 02/01/23 (PSF)	175	175,770
North Texas Municipal Water District RB
5.00%, 06/01/23	305	308,178
6.25%, 06/01/23	75	76,316
North Texas Municipal Water District Water System Revenue, 4.00%, 09/01/23	640	644,075
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	560	568,115
North Texas Tollway Authority RB
5.00%, 01/01/23	400	401,184
5.00%, 01/01/23 (ETM)	190	190,568
Series A, 5.00%, 01/01/23	570	571,695
Series B, 5.00%, 01/01/23	280	280,819
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	114,736
5.00%, 06/15/23 (PSF)	25	25,277
5.00%, 08/01/23 (PSF)	75	75,991
5.00%, 08/15/23 (PSF)	390	395,399
Series A, 5.00%, 08/15/23 (PSF)	85	86,177
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF)	200	201,012
Series B, 5.00%, 02/15/23 (PSF)	120	120,607
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	95	95,478
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/23	200	202,429
Series A, 5.00%, 07/01/23	170	172,064
Series A, 5.25%, 07/01/23	195	197,685

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/23	$50	$50,611
Series B, 5.00%, 07/01/23	140	141,672
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	385	387,048
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	175,881
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	1,715	1,738,158
San Angelo Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	190	190,973
San Antonio Water System, 5.00%, 05/15/23	260	262,485
San Antonio Water System RB
Series A, 5.00%, 05/15/23	245	247,342
Series B, 5.00%, 05/15/23	160	161,529
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	101,457
Spring Branch Independent School District GOL, Series A, 5.00%, 02/01/23 (PSF)	185	185,842
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	420	425,749
State of Texas GO
5.00%, 04/01/23	150	151,156
5.00%, 08/01/23	150	152,037
5.00%, 10/01/23	1,005	1,021,461
Series A, 5.00%, 10/01/23	120	121,966
Series A, 5.00%, 10/01/23	540	548,845
Series B-1, 5.00%, 08/01/23	100	101,358
Series D, 5.00%, 05/15/23	100	100,993
Series I, 5.00%, 04/01/23	115	115,886
State of Texas GOL, Series A, 5.00%, 08/01/23	175	177,376
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	101,373
5.00%, 12/01/23	40	40,662
Tarrant Regional Water District RB, 6.00%, 09/01/23	200	204,523
Tarrant Regional Water District Water Supply System RB
5.00%, 03/01/23	410	412,426
Series A, 5.00%, 03/01/23	145	145,858
Texas A&M University RB
5.00%, 05/15/23	805	812,994
Series B, 5.00%, 05/15/23	180	181,787
Series D, 5.00%, 05/15/23	35	35,348
Series E, 5.00%, 05/15/23	210	212,085
Texas A&M University Revenue RB, 5.00%, 05/15/37 (PR 05/15/23)	710	716,990
Texas State Technical College RB, 5.00%, 10/15/23	20	20,333
Texas State University System RB
5.00%, 03/15/23	170	171,188
Series A, 5.00%, 03/15/23	1,300	1,309,083
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/23	630	640,319
Series A, 5.00%, 04/01/23	160	161,233
Series A, 5.00%, 10/01/23	170	172,784
Texas Water Development Board RB
5.00%, 04/15/23	125	126,059
5.00%, 08/01/23	125	126,707
Series A, 5.00%, 04/15/23	715	721,055
Series A, 5.00%, 10/15/23	250	254,286
Series B, 5.00%, 10/15/23	200	203,429
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/23	75	75,985

Security	Par (000)	Value

Texas (continued)
Trinity River Authority RB, 5.00%, 02/01/23	$155	$155,678
Tyler Independent School District GO, 5.00%, 02/15/38 (PR 02/15/23) (PSF)	1,000	1,004,988
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	25,342
University of Houston RB, 4.00%, 02/15/23	85	85,159
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	100,842
University of Texas System (The) RB
Series C, 5.00%, 08/15/23	375	380,455
Series D, 5.00%, 08/15/23	460	466,692
Series H, 5.00%, 08/15/23	25	25,364

		49,621,905

Utah — 1.4%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	375	377,509
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	111,802
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	100,467
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,774,716
Davis School District GO, 5.00%, 06/01/23 (GTD)	270	272,892
Intermountain Power Agency RB, Series A, 5.00%, 07/01/23	280	282,902
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	76,228
State of Utah GO, 5.00%, 07/01/23	40	40,491
University of Utah (The) RB
Series A, 5.00%, 08/01/23 (SAP)	350	354,882
Series B, 5.00%, 08/01/23	175	177,441
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,089,037
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	572,378
Series B-1, 5.00%, 08/01/23	205	207,860
Utah Associated Municipal Power Systems RB, Series A, 5.00%, 09/01/23	620	628,371
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	405	409,000
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	245	247,803
Washington County School District Board of Education/St George GO, 5.00%, 03/01/23 (GTD)	110	110,655

		6,834,434

Vermont — 0.0%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	101,408
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	25,375
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	25,467

		152,250

Virginia — 4.8%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,011,235
City of Alexandria VA GO, 5.00%, 07/15/23 (SAW)	635	643,136
City of Falls Church VA GO, Series B, 5.00%, 07/15/23	250	253,203
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	10,149
City of Newport News VA GO
5.00%, 07/15/23 (SAW)	415	420,230
Series A, 5.00%, 08/01/23	60	60,801
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	425	430,771
Series A, 5.00%, 08/01/23 (SAW)	35	35,475
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/23	175	175,668

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	$500	$502,646
Series B, 5.00%, 06/01/23	100	101,100
County of Arlington VA GO, 5.00%, 08/15/23	100	101,431
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	71,247
County of Fairfax VA GO
4.00%, 10/01/23 (SAW)	275	277,171
Series A, 5.00%, 10/01/23 (SAW)	700	711,339
Series B, 5.00%, 04/01/23 (SAW)	75	75,594
Series B, 5.00%, 10/01/23 (SAW)	625	635,520
County of Henrico VA GO
5.00%, 08/01/23 (SAW)	200	202,716
Series A, 5.00%, 08/01/23	165	167,240
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	140	142,690
Series A, 5.00%, 12/01/23 (SAW)	600	611,528
County of Prince William VA COP, 5.00%, 10/01/23	120	121,846
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	101,358
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/23	200	201,848
Fairfax County Water Authority RB, 5.00%, 04/01/23	515	518,969
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	506,072
Town of Leesburg VA GO, 5.00%, 01/15/23 (SAW)	125	125,472
Virginia College Building Authority RB
5.00%, 02/01/23	800	803,679
5.00%, 09/01/23 (ST INTERCEPT)	720	730,789
Series A, 5.00%, 02/01/23	385	386,771
Series A, 5.00%, 09/01/23	40	40,599
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,025	1,029,663
Series E-1, 5.00%, 02/01/23	295	296,357
Series E-2, 5.00%, 02/01/23	555	557,553
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	780	787,829
5.00%, 09/15/23	215	218,361
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,107,495
Series A, 5.00%, 05/15/23	305	308,061
Series C, 5.00%, 05/15/23	90	90,903
Virginia Public Building Authority RB
5.00%, 08/01/23	950	962,405
Series C, 5.00%, 08/01/23	525	531,856
Series A, 4.00%, 08/01/23	145	145,833
Series A, 5.00%, 08/01/23	290	293,787
Series A, 5.00%, 08/01/26 (PR 08/01/23)	220	222,954
Series B, 5.00%, 08/01/23	865	876,295
Virginia Public School Authority RB
4.00%, 10/01/23 (SAW)	100	100,736
5.00%, 03/01/23 (SAW)	150	150,923
5.00%, 07/15/23 (SAW)	45	45,577
5.00%, 08/01/23	1,735	1,758,815
5.00%, 08/01/23 (SAW)	390	395,353
Series B, 5.00%, 08/01/23	100	101,373
Series A, 5.00%, 08/01/23 (SAW)	280	283,844
Series B, 5.00%, 08/01/23 (SAW)	225	228,088
Series VI, 5.00%, 04/15/23	155	156,320
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/23	665	676,133
Virginia Resources Authority RB
Series A, 4.00%, 11/01/23	100	100,847

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 11/01/23	$1,105	$1,125,124
Series B, 5.00%, 11/01/23	200	203,642
Series S, 5.00%, 11/01/23	390	397,103

		23,331,523

Washington — 5.9%
Central Puget Sound Regional Transit Authority TB, 5.00%, 11/01/23	115	116,992
City of Bellevue WA GOL, 4.00%, 12/01/28 (PR 06/01/23) (AMBAC)	1,200	1,205,662
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/23	145	146,118
5.00%, 07/01/23	300	303,643
5.00%, 09/01/23	1,000	1,014,985
City of Seattle WA GO, 5.00%, 12/01/23	100	101,921
City of Seattle WA GOL
5.00%, 05/01/23	1,060	1,069,800
Series A, 5.00%, 04/01/23	445	448,430
Series A, 5.00%, 06/01/23	100	101,071
Series A, 5.00%, 11/01/23	100	101,782
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/23	400	405,763
Series B, 5.00%, 04/01/23	350	352,596
Series C, 5.00%, 09/01/23	290	294,178
Series C, 5.00%, 10/01/23	280	284,409
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/23	390	393,606
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	390	397,369
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/23	205	205,620
Clark County Public Utility District No. 1 RB, Series 1, 5.00%, 01/01/23	235	235,636
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	115	117,210
County of King WA GOL
5.00%, 07/01/23	480	485,671
5.25%, 01/01/23	115	115,388
Series B, 5.00%, 12/01/23	260	264,857
Series E, 5.00%, 12/01/23	165	168,082
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	450	455,346
County of Snohomish WA GOL
4.00%, 12/01/43 (PR 06/01/23)	2,000	2,009,437
5.00%, 12/01/23	125	127,401
Energy Northwest RB
5.00%, 07/01/23	545	551,618
Series A, 4.00%, 07/01/23	150	150,845
Series A, 5.00%, 07/01/23	1,540	1,558,701
Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project RB, Series A, 5.00%, 01/01/23	250	250,756
Grant County Public Utility District No. 2 Electric Revenue RB, Series J, 5.00%, 01/01/38 (PR 07/01/23)	1,000	1,012,012
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	50,934
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	25,480
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	125	127,335
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	2,870	2,926,066

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	$255	$259,900
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	91,633
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	178,381
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	65,670
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	70	71,308
Port of Seattle WA GOL
5.00%, 01/01/23	55	55,168
5.00%, 06/01/23	250	252,677
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	70,384
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	180	183,401
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	125,952
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	25,467
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	20,163
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	165	168,082
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	142,615
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	249,708
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	100	101,868
State of Washington COP
Series A, 5.00%, 07/01/23	485	490,409
Series B, 5.00%, 07/01/23	235	237,621
State of Washington GO
5.00%, 07/01/23	125	126,526
5.00%, 08/01/23	110	111,502
Series C, 5.00%, 02/01/23	350	351,619
Series A, 5.00%, 08/01/23	420	425,734
Series B, 5.00%, 07/01/23	1,280	1,295,629
Series B, 5.00%, 08/01/23	185	187,526
Series C, 5.00%, 02/01/23	250	251,156
Series C, 5.50%, 07/01/23	45	45,696
Series D, 5.00%, 02/01/23	210	210,971
Series E, 5.00%, 06/01/23	100	101,077
Series E, 5.25%, 02/01/23	150	150,785
Series R, 4.00%, 07/01/23	90	90,513
Series R, 5.00%, 07/01/23	765	774,340
Series R-2015, 5.00%, 07/01/23	545	551,654
Series R-2017A, 5.00%, 08/01/23	235	238,208
Series R-2018D, 5.00%, 08/01/23	100	101,365
Series R-C, 5.00%, 07/01/23	390	394,762
State of Washington RB
5.00%, 09/01/23	1,000	1,015,067
Series C, 5.00%, 09/01/23	1,130	1,147,026
University of Washington, 5.00%, 07/01/25 (PR 07/01/23)	100	101,201
University of Washington RB
Series A, 4.00%, 12/01/23	165	166,397
Series B, 4.00%, 06/01/23	235	236,149
Series C, 5.00%, 12/01/23	215	219,085
Washington State University RB
5.00%, 04/01/23	315	317,233
5.00%, 10/01/23	120	121,803

Security	Par (000)	Value

Washington (continued)
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	$15	$15,272

		29,115,423

West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 06/01/23	625	631,693
Series A, 5.00%, 11/01/23	55	55,980
Series A, 5.00%, 12/01/23	100	101,921
Series B, 5.00%, 06/01/23	225	227,410
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/23	600	608,991
West Virginia Parkways Authority RB, 5.00%, 06/01/23	260	262,785
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	225	227,436
West Virginia Water Development Authority RB
Series A, 5.00%, 07/01/23	100	101,155
Series A-II, 5.00%, 11/01/23	80	81,425

		2,298,796

Wisconsin — 2.9%
City of Madison WI GO, Series A, 4.00%, 10/01/23	500	503,723
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	50	50,149
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	270	270,872
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	370	375,960
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/23	205	206,471
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 5.00%, 06/01/24 (PR 06/01/23)	1,490	1,505,355
Series 2, 5.00%, 06/01/23	115	116,185
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	930	940,013
State of Wisconsin GO
5.00%, 05/01/23	1,000	1,009,246
5.00%, 11/01/23	565	575,066
Series D, 5.00%, 05/01/23	360	363,328
Series 1, 5.00%, 05/01/23	475	479,392
Series 1, 5.00%, 11/01/23	320	325,701
Series 2, 5.00%, 11/01/23	255	259,543
Series A, 5.00%, 05/01/23	100	100,925
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,008,900
Series A, 5.00%, 05/01/29 (PR 05/01/23)	2,000	2,017,799
Series B, 4.00%, 05/01/23	55	55,239
Series C, 5.00%, 05/01/23	40	40,370
State of Wisconsin RB, Series A, 5.00%, 05/01/23	450	454,072
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/23	95	95,541
Series 1, 5.00%, 07/01/23	420	425,128
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	652,535
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	640	647,687
Series 1, 5.00%, 07/01/30 (PR 07/01/23)	240	242,883
Series 2, 5.00%, 07/01/23	255	258,114
Series A, 5.00%, 07/01/23	625	632,631
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	116,547
Series A, 5.00%, 11/15/23	40	40,673

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
WPPI Energy RB, Series A, 5.00%, 07/01/23	$230	$232,308

		14,002,356

Total Long-Term Investments — 98.4% (Cost: $487,548,417)		481,883,200

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 1.83%(c)(d)	2,259	2,259,207

Total Short-Term Securities — 0.5% (Cost: $2,259,207)		2,259,207

Total Investments — 98.9% (Cost: $489,807,624)		484,142,407

Other Assets Less Liabilities — 1.1%		5,569,897

Net Assets — 100.0%		$489,712,304

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$423,667	$1,835,274	(a)	$—	$266	$—	$2,259,207	2,259	$11,473	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$481,883,200	$—	$481,883,200
Money Market Funds	2,259,207	—	—	2,259,207

	$2,259,207	$481,883,200	$—	$484,142,407

See notes to financial statements.

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$255	$262,908
Series B, 5.00%, 09/01/24	470	484,577
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	1,025	1,047,179
Series A, 5.00%, 05/01/24	115	117,963
Series B, 5.00%, 01/01/24	520	530,538
Series C, 5.00%, 06/01/24	100	102,708
Auburn University RB, Series B, 5.00%, 06/01/24	265	271,928
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	15,440
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	51,338
State of Alabama GO
Series A, 5.00%, 08/01/24	285	293,661
Series A, 5.00%, 11/01/24	185	191,370
Series C, 5.00%, 08/01/24	125	128,799
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	130	133,683

		3,632,092

Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	850	875,685

Arizona — 2.4%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	135	138,298
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/24	745	766,637
Arizona State University RB
Series A, 5.00%, 07/01/24	215	220,998
Series B, 5.00%, 07/01/24	205	210,719
Series C, 5.00%, 07/01/24	65	66,813
Arizona Transportation Board RB
5.00%, 07/01/24	585	601,991
Series A, 5.00%, 07/01/24	580	596,845
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/24	1,195	1,234,311
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	231,638
City of Phoenix AZ GO, 5.00%, 07/01/24	215	221,033
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	1,105	1,136,272
Series A, 5.00%, 07/01/24	435	446,988
Series A, 5.00%, 07/01/39 (PR 07/01/24)	1,210	1,244,349
Series B, 5.00%, 07/01/24	985	1,012,581
Series D, 5.00%, 07/01/24	275	281,817
City of Scottsdale AZ GOL, 4.00%, 07/01/24	330	334,067
City of Tempe AZ, 4.00%, 07/01/24	100	101,216
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	87,177
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	95	97,666
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	335	344,400
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	20,240
Maricopa County Union High School District No. 210-Phoenix GO
5.00%, 07/01/24	150	154,307
Series C, 3.00%, 07/01/24	165	163,188
Maricopa County Union High School District No. 210-Phoenix GOL, 4.00%, 07/01/24	260	263,288
Phoenix AZ, 4.00%, 07/01/24	675	682,982

Security	Par (000)	Value

Arizona (continued)
Regional Public Transportation Authority RB, 5.25%, 07/01/24	$320	$330,264
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/24	300	306,080
Series A, 5.00%, 01/01/24	130	132,634
State of Arizona
5.00%, 09/01/24	105	108,106
5.00%, 09/01/24 (ETM)	270	277,889
State of Arizona COP, 5.00%, 10/01/24	160	165,173
University of Arizona (The) RB
Series A, 5.00%, 06/01/24	100	102,661
Series B, 5.00%, 06/01/24	150	153,991

		12,236,619

Arkansas — 0.2%
State of Arkansas GO
4.00%, 06/01/24	605	612,414
5.00%, 04/01/24	220	225,457

		837,871

California — 12.2%
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	205	211,371
5.00%, 08/01/24 (ETM)	10	10,302
Beverly Hills Unified School District CA GO
0.00%, 08/01/24(a)	725	683,117
4.00%, 08/01/24	110	111,564
California Educational Facilities Authority RB, 0.00%, 10/01/24 (AMBAC)(a)	160	149,151
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	135	139,841
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/24	550	569,336
Series A, 5.00%, 10/01/24	355	367,012
California State Public Works Board RB
5.00%, 05/01/24	185	189,712
Series A, 5.00%, 06/01/24	105	107,810
Series A, 5.00%, 09/01/24	250	257,664
Series B, 5.00%, 10/01/24	635	655,292
Series C, 5.00%, 03/01/24	135	138,071
Series D, 5.00%, 09/01/24	270	278,277
Series F, 5.00%, 05/01/24	320	328,150
Series G, 5.00%, 05/01/24	245	251,240
Series H, 5.00%, 12/01/24	75	77,591
Serise A, 5.00%, 03/01/24	145	148,299
California State University RB
Series A, 4.00%, 11/01/24	70	71,066
Series A, 5.00%, 11/01/24	860	889,783
Series A, 5.00%, 11/01/29 (PR 11/01/24)	815	844,185
Series A, 5.00%, 11/01/32 (PR 11/01/24)	300	310,743
Series A, 5.00%, 11/01/39 (PR 11/01/24)	440	455,756
Serise A, 4.00%, 11/01/24	150	152,285
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	117,435
City & County of San Francisco CA GO, 5.00%, 06/15/24	395	406,694
City of Long Beach CA Harbor Revenue RB, Series B, 5.00%, 05/15/24	425	436,210
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/24	225	231,197
Series A, 5.00%, 06/01/24	85	87,341

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles Department of Airports RB
4.00%, 05/15/24	$175	$177,040
5.00%, 05/15/24	180	184,775
Series B, 5.00%, 05/15/24	290	297,693
Series C, 5.00%, 05/15/24	160	164,244
City of Petaluma CA Wastewater Revenue RB, 5.00%, 05/01/24	130	133,215
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/24	130	132,081
5.00%, 11/01/24	340	351,908
Series D, 5.00%, 11/01/24	165	170,779
City of San Francisco Public Utilities Commission Water Revenue, 5.00%, 11/01/45 (PR 11/01/24)	2,000	2,070,440
City of San Jose CA GO, 5.00%, 09/01/24	265	273,362
Coast Community College District GO, Series D, 5.00%, 08/01/24	80	82,417
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/24	45	46,101
Contra Costa Water District RB, Series T, 5.00%, 10/01/24	105	108,632
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/24	195	200,371
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/24	225	231,387
Escondido Union High School District GO, Series A, 0.00%, 08/01/24 (AGC)(a)	255	239,568
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	94,353
Foothill-De Anza Community College District GO
4.00%, 08/01/24	160	162,002
5.00%, 08/01/24	325	334,821
Grossmont Union High School District GO
5.00%, 08/01/24	150	154,765
Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	425	398,938
Long Beach Community College District GO
Series D, 0.00%, 05/01/24 (NPFGC)(a)	170	161,362
Series F, 5.00%, 06/01/24	185	190,095
Los Angeles Community College District/CA, 5.00%, 08/01/24	1,000	1,032,630
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/24	720	743,494
Series A, 5.00%, 08/01/26 (PR 08/01/24)	1,000	1,031,423
Series A, 5.00%, 08/01/28 (PR 08/01/24)	350	360,998
Series A, 5.00%, 08/01/31 (PR 08/01/24)	4,245	4,378,390
Series C, 5.00%, 08/01/24	435	449,194
Series G, 5.00%, 08/01/26 (PR 08/01/24)	225	232,070
Series J, 4.00%, 08/01/24	190	192,993
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/24	225	231,719
Series A, 5.00%, 06/01/24	705	725,077
Series A, 5.00%, 07/01/24	600	617,919
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/24	100	102,986
Series A, 5.00%, 07/01/24	140	144,181
Los Angeles County Public Works Financing Authority RB, Series B, 5.00%, 12/01/24	305	315,723
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	195	201,048

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/24	$245	$252,416
Series B, 5.00%, 07/01/24	455	468,715
Series C, 5.00%, 07/01/24	105	108,153
Serise A, 5.00%, 07/01/24	80	82,442
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/24	110	113,303
Series B, 5.00%, 07/01/24	250	257,507
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	1,990	2,051,390
Series B, 5.00%, 07/01/24	295	304,101
Series B-1, 4.00%, 07/01/24	510	517,527
Series C, 5.00%, 07/01/24	1,220	1,257,637
Los Rios Community College District GO, 4.00%, 08/01/24	200	202,607
Metropolitan Water District of Southern California RB
5.00%, 07/01/24	130	134,032
5.00%, 10/01/24	100	103,535
Series A, 5.00%, 07/01/24	125	128,671
Series B, 4.00%, 10/01/24	95	96,606
Series C, 5.00%, 07/01/24	105	108,257
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/24	255	263,931
Newport Mesa Unified School District GO, 5.00%, 08/01/24	175	180,288
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	120	112,738
Orange County Water District RB, Series C, 5.00%, 08/15/24	235	242,578
Pajaro Valley Unified School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	100	93,787
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	30,922
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	23,487
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	20	20,632
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	100	94,110
Riverside County Transportation Commission RB, Series B, 5.00%, 06/01/24	155	159,269
Sacramento Municipal Utility District RB
5.00%, 08/15/24	60	61,945
Series E, 5.00%, 08/15/24	275	283,917
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	20	18,675
San Diego Community College District GO, 5.00%, 08/01/24	445	458,447
San Diego Unified School District/CA, 5.50%, 07/01/24 (AGM)	400	415,492
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	440	415,853
Series A, 0.00%, 07/01/24 (ETM)(a)	160	151,219
Series C-2, 5.50%, 07/01/24 (AGM)	255	264,876
Series D-1, 5.50%, 07/01/24 (NPFGC)	395	410,168
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	600	259,713
Series R-4, 5.00%, 07/01/24	240	247,286
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/24	155	159,844
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/24	330	339,855
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	250	256,183

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series A, 5.00%, 10/01/24	$295	$305,260
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	1,000	1,030,217
San Jose Evergreen Community College District, 5.00%, 09/01/34 (PR 09/01/24)	1,000	1,032,457
San Jose Unified School District GO, 5.00%, 08/01/24	450	463,597
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	37,573
San Mateo County Community College District GO, Series B, 0.00%, 09/01/24 (NPFGC)(a)	120	112,983
San Mateo Union High School District GO, 4.00%, 09/01/24	210	213,111
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/24	125	128,885
Santa Clara County Financing Authority RB, Serise A, 5.00%, 11/15/24	445	460,601
Santa Clara Valley Transportation Authority, 5.00%, 06/01/24	340	349,789
Santa Clara Valley Transportation Authority RB
Series A, 5.00%, 04/01/24	100	102,592
Series A, 5.00%, 06/01/24	150	154,319
Santa Clara Valley Water District COP, Series C, 5.00%, 06/01/24	295	302,666
Santa Monica-Malibu Unified School District GO, Series C, 4.00%, 07/01/24	85	86,199
Simi Valley Unified School District GO, 5.00%, 08/01/24	250	257,899
Southern California Public Power Authority RB
5.00%, 07/01/24	140	144,227
Series C, 5.00%, 07/01/24	335	345,115
State of California, 5.00%, 09/01/24	1,500	1,548,145
State of California Department of Water Resources RB
5.00%, 12/01/24	310	321,723
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	35	35,991
Series AS, 5.00%, 12/01/24	610	633,068
Series AV, 5.00%, 12/01/24	75	77,836
Series AW, 5.00%, 12/01/24	105	108,971
Series AX, 5.00%, 12/01/24	160	166,051
Series BA, 5.00%, 12/01/24	265	275,021
State of California GO
4.00%, 04/01/24	115	116,323
4.00%, 10/01/24	445	451,196
4.00%, 11/01/24	55	55,795
5.00%, 03/01/24	445	455,591
5.00%, 04/01/24	400	410,090
5.00%, 05/01/24	525	538,991
5.00%, 08/01/24	490	505,060
5.00%, 09/01/24	995	1,026,936
5.00%, 10/01/24	1,125	1,162,644
5.00%, 11/01/24	3,195	3,306,274
Series A, 5.00%, 10/01/24	175	180,856
Series B, 5.00%, 08/01/24	400	412,293
Series B, 5.00%, 09/01/24	880	908,245
Sunnyvale Elementary School District GO, 5.00%, 09/01/24	195	201,153
University of California RB
5.25%, 05/15/44 (PR 05/15/24)	2,500	2,578,338
Series AM, 5.00%, 05/15/24	460	472,690
Series AO, 5.00%, 05/15/24	600	616,553
Series AR, 4.00%, 05/15/24	300	303,812
Series AV, 5.00%, 05/15/24	230	236,345
Series AY, 5.00%, 05/15/24	185	190,104
Upper Santa Clara Valley Joint Powers Authority, 5.00%, 08/01/24, (ETM)	275	283,546

Security	Par (000)	Value

California (continued)
Walnut Valley Unified School District GO, 0.00%, 08/01/24 (NPFGC)(a)	$1,170	$1,103,167
West Basin Municipal Water District/CA RB, Series A, 5.00%, 08/01/24	245	252,403
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	125	117,718

		61,529,222

Colorado — 0.5%
Board of Governors of Colorado State University System RB, Series E-2, 5.00%, 03/01/24 (NPFGC)	150	153,275
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/24	210	216,483
City of Colorado Springs CO Utilities System Revenue RB, Series A-1, 5.00%, 11/15/24	25	25,847
Colorado Health Facilities Authority, 5.00%, 11/01/24	100	102,043
County of Boulder CO, 5.00%, 12/01/24	390	402,678
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	70	72,347
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	375	387,954
Series A, 5.50%, 12/01/24 (SAW)	405	423,031
Series B, 5.00%, 12/01/24 (SAW)	155	160,355
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	23,290
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/24	240	245,853
University of Colorado RB
Series B-1, 5.00%, 06/01/24	195	200,067
Series C, VRDN, 2.00%, 06/01/54 (Put 10/15/24)(b)	250	241,403

		2,654,626

Connecticut — 1.7%
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	250	258,413
State of Connecticut, 5.00%, 01/15/24	200	204,252
State of Connecticut Clean Water Fund-State Revolving Fund, 5.00%, 03/01/24	140	143,332
State of Connecticut GO
4.00%, 01/15/24	500	504,781
5.00%, 04/15/24	85	87,164
Series A, 5.00%, 03/01/24	105	107,458
Series A, 5.00%, 03/15/24	190	194,570
Series A, 5.00%, 04/15/24	85	87,164
Series B, 5.00%, 04/15/24	330	338,401
Series B, 5.00%, 05/15/24	280	287,512
Series D, 5.00%, 04/15/24	710	728,074
Series D, 5.00%, 06/15/24	130	133,661
Series D, 5.00%, 07/15/24	1,500	1,544,254
Series D, 5.00%, 08/15/24	295	304,098
Series E, 5.00%, 09/15/24	155	159,988
Series E, 5.00%, 10/15/24	225	232,542
Series F, 5.00%, 11/15/24	350	361,781
State of Connecticut Special Tax Obligation RB, 5.00%, 09/01/24	100	102,976
State of Connecticut Special Tax Revenue, 5.00%, 01/01/24	440	448,461
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/24	135	139,187
Series A, 4.00%, 05/01/24	60	60,614
Series A, 5.00%, 05/01/24	525	537,984
Series A, 5.00%, 08/01/24	415	426,827

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 09/01/24	$795	$818,657
Series B, 5.00%, 08/01/24	440	452,539

		8,664,690

Delaware — 0.7%
City of Wilmington DE GO, 4.00%, 12/01/24	100	101,195
County of New Castle DE GO, 5.00%, 10/01/24	265	273,468
Delaware Transportation Authority RB
4.00%, 07/01/24	335	339,291
5.00%, 07/01/24	805	828,248
5.00%, 09/01/24	500	514,609
State of Delaware, 5.00%, 07/01/24	550	565,884
State of Delaware GO
5.00%, 03/01/24	570	583,342
Series 2009C, 5.00%, 10/01/24	220	227,237
Series A, 5.00%, 10/01/24	100	103,290
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	87,413

		3,623,977

District of Columbia — 1.4%
District of Columbia GO
Series A, 4.00%, 06/01/24	55	55,674
Series A, 5.00%, 06/01/24	410	421,293
Series A, 5.00%, 10/15/24	150	155,028
Series B, 5.00%, 06/01/24	645	662,765
Series D, 5.00%, 06/01/24	715	734,693
District of Columbia RB
5.00%, 03/01/24	1,000	1,023,406
5.00%, 12/01/24	125	129,089
Series A, 5.00%, 12/01/24	460	475,797
Series B, 5.00%, 10/01/24	595	614,573
Series C, 5.00%, 10/01/24	805	831,481
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/24	380	392,143
Series B, 5.00%, 10/01/24	385	396,869
Metropolitan Washington Airports Authority Aviation Revenue RB, Series B, 5.00%, 10/01/24	35	36,053
Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/24	1,000	1,028,497
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/15/24	315	323,977

		7,281,338

Florida — 2.8%
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/24	130	133,521
Central Florida Expressway Authority RB, 5.00%, 07/01/24	60	61,487
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	25,724
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	25,822
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	51,487
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	150	154,231
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	335	344,103
Series B, 5.00%, 07/01/24	100	102,724
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	410	421,236
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	1,195	1,232,065

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 10/01/24	$130	$134,032
County of Sarasota FL RB, 5.00%, 10/01/24	45	46,396
Florida Department of Environmental Protection RB
5.00%, 07/01/24	530	544,785
Series A, 5.00%, 07/01/24	1,230	1,264,312
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	20,590
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	102,757
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	870	894,127
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	120	122,760
Lee County School Board (The) COP, 5.00%, 08/01/24	100	102,850
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	280	285,576
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	190	195,359
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	15,407
Series D, 5.00%, 08/01/24	50	51,356
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/24	440	453,730
Palm Beach County School District, 5.00%, 08/01/24	500	513,820
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	280	287,739
Pasco County School Board COP, Series A, 5.00%, 08/01/2	60	61,648
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/24	190	194,672
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	315	322,558
Series D, 5.00%, 02/01/24	680	693,709
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	210	214,655
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	615	629,945
Series B, 5.00%, 07/01/24	20	20,486
Series C, 5.00%, 07/01/24	130	133,159
State of Florida Department of Transportation RB, Series A, 5.00%, 07/01/24	365	374,347
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/24	235	241,517
State of Florida GO
5.00%, 07/01/24	830	853,290
Seires E, 5.00%, 06/01/24	200	205,509
Series A, 5.00%, 01/01/24	195	199,019
Series A, 5.00%, 07/01/24	155	159,349
Series B, 5.00%, 06/01/24	250	256,886
Series C, 5.00%, 06/01/24	220	226,060
Series F, 5.00%, 06/01/24	485	498,358
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	680	698,747
Series B, 5.00%, 07/01/24	525	539,474
Volusia County School Board RB, 5.00%, 10/01/24	20	20,553

		14,131,937

Georgia — 2.3%
City of Atlanta Department of Aviation, 5.00%, 07/01/24	250	256,851
City of Atlanta GA, 5.00%, 12/01/24	250	258,829
City of Atlanta GA Airport Passenger Facility Charge RB, Series A, 5.00%, 01/01/24	695	708,604
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/24	100	102,740

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	$930	$962,887
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/24	600	620,073
Series B, 5.00%, 11/01/24	130	134,349
County of DeKalb GA GO, 5.00%, 12/01/24	130	134,464
County of Forsyth GA GO, 5.00%, 09/01/24	280	288,684
County of Henry GA GO, 5.00%, 05/01/24	200	205,241
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	105	108,776
Forsyth County School District, 4.00%, 02/01/33 (PR 02/01/24)	3,030	3,060,319
Georgia Ports Authority RB, 5.00%, 07/01/24	200	205,678
Gwinnett County School District GO, 5.00%, 02/01/24	100	102,275
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/24	1,500	1,520,049
5.00%, 08/01/24	500	515,109
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	290	293,245
Private Colleges & Universities Authority RB, Series B, 5.00%, 10/01/24	100	103,177
State of Georgia GO
Series A, 5.00%, 02/01/24	175	178,873
Series A-1, 5.00%, 02/01/24	655	669,496
Series A-1, 5.00%, 08/01/24	165	170,014
Series C, 5.00%, 07/01/24	220	226,390
Series C-1, 5.00%, 01/01/24	190	193,938
Series C-1, 5.00%, 07/01/24	405	416,763
Series E, 5.00%, 12/01/24	320	331,447
Series F, 5.00%, 01/01/24	100	102,073

		11,870,344

Hawaii — 2.4%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/24	75	77,104
Series A, 5.00%, 07/01/24	480	493,469
Series B, 5.00%, 07/01/24	225	231,313
City & County Honolulu Wastewater System Revenue, 5.00%, 07/01/24	250	257,015
City & County of Honolulu HI GO
4.00%, 07/01/24	210	212,520
5.00%, 08/01/24	325	334,541
Series A, 5.00%, 09/01/24	480	494,715
Series A, 5.00%, 10/01/24	100	103,196
Series B, 5.00%, 10/01/24	105	108,355
Series C, 5.00%, 10/01/24	95	98,036
Series D, 5.00%, 09/01/24	240	247,357
County of Hawaii HI GO
5.00%, 09/01/24	670	690,419
Series A, 5.00%, 09/01/24	115	118,505
Series B, 4.00%, 09/01/24	45	45,578
County of Maui HI GO, 5.00%, 09/01/24	35	36,073
Honolulu City & County Board of Water Supply RB
5.00%, 07/01/27 (PR 07/01/24)	275	282,807
Series A, 5.00%, 07/01/24	150	154,086
State of Hawaii, 5.00%, 08/01/33 (PR 08/01/24)	4,500	4,633,655
State of Hawaii GO
5.00%, 04/01/24	500	512,333
Series EO, 5.00%, 08/01/24	180	185,408
Series ET, 5.00%, 10/01/24	135	139,415
Series EY, 5.00%, 10/01/24	90	92,944
Series EZ, 5.00%, 10/01/24	815	841,657

Security	Par (000)	Value

Hawaii (continued)
Series FE, 5.00%, 10/01/24	$395	$407,920
Series FH, 5.00%, 10/01/24	415	428,574
Series FN, 5.00%, 10/01/24	35	36,145
Series FT, 5.00%, 01/01/24	600	612,297
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/24	230	234,740

		12,110,177

Idaho — 0.3%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	1,710	1,756,153
Series A, 5.00%, 07/15/24	25	25,675

		1,781,828

Illinois — 2.2%
Chicago O’Hare International Airport, Series B, 5.00%, 01/01/24	130	132,560
Chicago O’Hare International Airport RB
Series B, 5.00%, 01/01/24	625	637,306
Series C, 5.00%, 01/01/24	265	270,217
Series D, 5.00%, 01/01/24	175	178,446
Series E, 5.00%, 01/01/24	940	958,508
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/24	130	132,854
Illinois Finance Authority RB
5.00%, 01/01/24	510	519,397
5.00%, 07/01/24	960	984,739
Series A, 5.00%, 10/01/24	375	386,843
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	160	163,169
Series D, 5.00%, 01/01/24	1,645	1,677,579
Metropolitan Water Reclamation District of Greater Chicago GOL, Series C, 5.00%, 12/01/24	375	386,429
State of Illinois GO
5.00%, 02/01/24	725	731,106
5.00%, 03/01/24	500	504,270
5.00%, 04/01/24	605	610,214
5.00%, 05/01/24	720	726,234
Series A, 4.00%, 05/01/24	295	293,326
Series A, 5.00%, 03/01/24	130	131,110
Series A, 5.00%, 10/01/24	65	65,569
Series A, 5.00%, 11/01/24	250	252,172
Series A, 5.00%, 12/01/24	50	50,420
Series B, 5.00%, 12/01/24	150	151,261
Series D, 5.00%, 11/01/24	1,135	1,144,860
State of Illinois RB
Series C, 4.00%, 06/15/24	25	24,964
Series C, 5.00%, 06/15/24	200	202,812
Series D, 5.00%, 06/15/24	75	76,054

		11,392,419

Indiana — 1.4%
Ball State University RB, 5.00%, 07/01/24	195	200,121
Indiana Finance Authority RB
5.00%, 10/01/24	1,150	1,186,533
Series A, 5.00%, 02/01/24	320	327,043
Series A, 5.00%, 10/01/24	230	237,306
Series B, 5.00%, 02/01/24	335	342,373
Series C, 5.00%, 12/01/24	1,755	1,818,137
Indiana Municipal Power Agency RB
5.00%, 01/01/24	270	275,347
Series C, 5.00%, 01/01/24	465	474,209

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Transportation Finance Authority RB, Series C, 5.50%, 12/01/24 (NPFGC)	$300	$313,541
Indiana University RB
Series A, 5.00%, 06/01/24	175	179,793
Series W-2, 5.00%, 08/01/24	190	195,709
Series X, 5.00%, 08/01/24	160	164,807
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/24	345	352,171
Purdue University COP, Series A, 5.00%, 07/01/24	205	210,584
Purdue University RB
5.25%, 07/01/24	100	103,125
Series A, 5.00%, 07/01/24	200	205,547
Series DD, 5.00%, 07/01/24	280	287,765

		6,874,111

Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/24	875	901,441
State of Iowa RB
5.00%, 06/15/24	375	384,486
Series A, 5.00%, 06/01/24	155	158,835

		1,444,762

Kansas — 0.4%
City of Merriam KS GO, 5.00%, 10/01/24	125	129,065
City of Wichita KS Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/24	200	206,203
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	70	72,250
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	105	107,067
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	410,482
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	130	131,738
Sedgwick County Unified School District No. 262 Valley Center GO, 3.00%, 09/01/36 (PR 09/01/24)	240	238,351
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/24	770	793,051

		2,088,207

Kentucky — 0.1%
Kentucky Turnpike Authority RB, 5.00%, 07/01/24	175	179,682
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/24	280	287,512

		467,194

Louisiana — 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33 (PR 10/01/24)	2,000	2,064,663
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/34 (PR 07/01/24)	1,000	1,027,569
St Tammany Parish Wide School District No. 12 GO, 5.00%, 03/01/27 (PR 03/01/24)	1,125	1,150,888
State of Louisiana GO
5.00%, 05/01/24	225	230,697
Series A, 5.00%, 04/01/24	500	511,984
Series A, 5.00%, 09/01/24	140	144,267
Series B, 5.00%, 05/01/24	25	25,633
Series C, 5.00%, 08/01/24	100	102,919
Series D-2, 5.00%, 12/01/24	150	155,212
State of Louisiana RB, 5.00%, 09/01/24	110	113,234

		5,527,066

Maine — 0.6%
City of Portland ME GO, 5.00%, 10/01/24	170	175,496

Security	Par (000)	Value

Maine (continued)
Maine Municipal Bond Bank, 5.00%, 09/01/24	$105	$107,936
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/24	130	133,542
Series A, 5.00%, 11/01/24	165	170,552
Series B, 5.00%, 11/01/24	110	113,702
Series C, 5.00%, 11/01/24	435	449,528
Series D, 5.00%, 11/01/24	75	77,524
Maine Turnpike Authority, 5.00%, 07/01/24	195	200,344
Maine Turnpike Authority RB, 5.00%, 07/01/24	125	128,426
State of Maine GO, Series B, 5.00%, 06/01/24	1,230	1,264,069

		2,821,119

Maryland — 4.1%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	300	307,437
County of Anne Arundel MD GOL, 5.00%, 10/01/24	1,275	1,316,942
County of Baltimore MD GO
5.00%, 02/01/24	100	102,201
5.00%, 03/01/24	705	721,501
5.00%, 08/01/24	320	329,670
County of Carroll MD GO, 5.00%, 11/01/24	225	232,704
County of Charles MD GO, 5.00%, 10/01/24	100	103,290
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	25,734
County of Howard MD GO
5.00%, 02/15/24	1,300	1,330,117
Series A, 5.00%, 02/15/24	295	301,834
Series A, 5.00%, 08/15/24	250	257,886
Series B, 5.00%, 02/15/24	50	51,158
Series C, 5.00%, 02/15/24	75	76,737
County of Montgomery MD, 5.00%, 11/01/27 (PR 11/01/24)	830	858,418
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	1,000	1,014,463
Series A, 5.00%, 11/01/24	750	775,679
Series A, 5.00%, 12/01/24	125	129,446
Series A, 5.00%, 11/01/26 (PR 11/01/24)	465	480,921
Series B, 5.00%, 06/01/24	235	241,473
Series B, 5.00%, 11/01/24	50	51,712
County of Montgomery MD Water Quality Protection Charge Revenue RB, 5.00%, 04/01/24	120	122,893
County of Prince George’s MD, 5.00%, 07/01/24	900	925,992
County of Prince George’s MD GOL
Series A, 4.00%, 09/01/24	430	435,987
Series A, 5.00%, 07/15/24	470	483,866
Series B, 5.00%, 07/15/24	225	231,638
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 07/01/27 (PR 07/01/24)	1,500	1,547,374
Maryland State Transportation Authority RB, Series A, 5.00%, 07/01/24	155	159,476
State of Maryland Department of Transportation RB
4.00%, 09/01/24	235	238,188
5.00%, 05/01/24	205	210,312
5.00%, 09/01/24	240	247,487
5.00%, 10/01/24	730	753,739
5.00%, 11/01/24	340	351,308
State of Maryland GO
First Series, 5.00%, 06/01/24	460	472,670
Series A, 5.00%, 03/15/24	485	496,668
Series A, 5.00%, 08/01/24	220	226,648
Series B, 4.00%, 08/01/24	375	380,012
Series B, 5.00%, 08/01/24	2,430	2,503,428
Series C, 5.00%, 08/01/24	1,025	1,055,973
Series C-2, 5.00%, 08/01/24	535	551,166

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24	$90	$91,103
5.00%, 06/01/24	555	570,286
5.00%, 06/15/24 (GTD)	145	149,084

		20,914,621

Massachusetts — 3.4%
City of Boston MA, 5.00%, 04/01/24	1,000	1,024,526
City of Boston MA GO
Series A, 5.00%, 03/01/24	95	97,199
Series A, 5.00%, 11/01/24	700	724,242
Series B, 5.00%, 04/01/24	85	87,085
Series D, 5.00%, 03/01/24	250	255,786
Commonwealth of Massachusetts, 5.00%, 04/01/24	155	158,845
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	280	287,752
Commonwealth of Massachusetts GO
Series C, 5.00%, 10/01/24	100	103,290
Series C, 5.50%, 12/01/24 (AMBAC)	135	141,121
Commonwealth of Massachusetts GOL
5.00%, 01/01/24	1,700	1,735,038
Series 7, 5.00%, 07/01/24	130	133,754
Series A, 5.00%, 01/01/24	250	255,153
Series A, 5.00%, 07/01/24	80	82,310
Series B, 5.00%, 07/01/24	1,310	1,347,832
Series B, 5.00%, 11/01/24	1,000	1,034,239
Series B, 5.25%, 09/01/24 (AGM)	1,355	1,403,731
Series C, 5.00%, 07/01/24	60	61,733
Series C, 5.00%, 10/01/24	375	387,336
Series F, 5.00%, 05/01/24	100	102,621
Series H, 5.00%, 12/01/24	375	388,261
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	215	220,587
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	1,475	1,517,598
Series B, 5.00%, 07/01/24	105	108,032
Series C, 5.50%, 07/01/24	300	311,074
Massachusetts Bay Transportation Authority Sales Tax Revenue RB, Series B, 5.50%, 07/01/24 (NPFGC)	215	222,937
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/24	435	448,144
Series 2017, 5.00%, 08/01/24	375	386,331
Series 21, 5.00%, 08/01/24	200	206,043
Series 22, 5.00%, 08/01/24	675	695,397
Massachusetts School Building Authority RB
5.00%, 11/15/24	380	392,866
Series C, 5.00%, 08/15/24	255	262,640
Massachusetts State College Building Authority, 5.00%, 05/01/24 (ST INTERCEPT)	200	204,976
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/24	175	178,446
Massachusetts Water Resources Authority
5.00%, 08/01/24	155	159,623
5.00%, 08/01/24 (ETM)	310	319,017
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (ETM)	285	293,465
Series B, 5.00%, 08/01/24	345	355,135
Series C, 5.00%, 08/01/24	655	674,077

Security	Par (000)	Value

Massachusetts (continued)
University of Massachusetts Building Authority RB, Series 2021-1, 5.00%, 11/01/24	$285	$294,479

		17,062,721

Michigan — 1.5%
Chippewa Valley Schools GO, Series B, 5.00%, 05/01/24 (Q-SBLF)	250	255,447
Michigan Finance Authority RB
5.00%, 10/01/24	140	144,132
Series B, 5.00%, 10/01/24	195	200,756
Series C-3, 5.00%, 07/01/24 (AGM)	115	118,020
Michigan State Building Authority RB
4.00%, 10/15/24	150	151,615
5.00%, 04/15/24	380	388,912
Series I, 5.00%, 04/15/24	720	736,886
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	15,353
Royal Oak Hospital Finance Authority RB, 5.00%, 09/01/39 (PR 03/01/24)	2,050	2,095,827
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	130	134,272
State of Michigan GO, Series A, 5.00%, 12/01/24	220	227,825
State of Michigan RB, 5.00%, 03/15/24	1,735	1,773,927
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/24	780	806,722
University of Michigan, 5.00%, 04/01/24	250	256,167
University of Michigan RB
Series A, 5.00%, 04/01/24	140	143,453
Serise A, 5.00%, 04/01/24	185	189,563
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	51,443

		7,690,320

Minnesota — 1.2%
City of Minneapolis MN GO, 5.00%, 12/01/24	400	414,227
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	350	361,449
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	51,183
Series C, 5.00%, 03/01/24	235	240,563
Series E, 5.00%, 12/01/24	255	263,965
Minneapolis-St Paul Metropolitan Airports Commission RB
5.00%, 01/01/24	200	203,547
Series B, 5.00%, 01/01/24	265	269,700
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	155	159,633
Minnesota Public Facilities Authority RB, Series B, 3.00%, 03/01/24	500	498,012
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	117,432
Southern Minnesota Municipal Power Agency RB, Series A, 4.00%, 01/01/24	100	100,700
State of Minnesota
5.00%, 08/01/24	110	113,324
5.00%, 09/01/24	250	257,889
State of Minnesota GO
Series A, 5.00%, 08/01/24	1,860	1,916,204
Series B, 5.00%, 08/01/24	205	211,195
Series B, 5.00%, 10/01/24	155	160,099
Series D, 5.00%, 08/01/24	710	731,454
Series E, 5.00%, 10/01/24	75	77,467

		6,148,043

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 0.1%
State of Mississippi GO
Series B, 5.00%, 09/01/24	$50	$51,578
Series C, 4.00%, 10/01/24	45	45,568
Series C, 5.00%, 10/01/24	505	521,612

		618,758

Missouri — 0.9%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/24	200	205,700
Metropolitan St Louis Sewer District RB, 5.00%, 05/01/24	150	153,887
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	775	794,852
Series A, Series A, 5.00%, 05/01/24	130	133,330
Series B, 5.00%, 05/01/24	110	112,818
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/24	280	282,912
Series A, 5.00%, 04/01/24	1,070	1,095,795
Series B, 5.00%, 04/01/24	125	128,013
Missouri State Environmental Improvement & Energy Resources Authority RB
Series A, 5.00%, 01/01/24	1,000	1,020,265
Series B, 4.00%, 07/01/24	95	96,171
University of Missouri RB, Series A, 5.00%, 11/01/24	465	480,010

		4,503,753

Nebraska — 0.8%
City of Omaha NE GO
Series A, 5.00%, 01/15/24	150	153,100
Series B, 5.00%, 04/15/24	175	179,330
Series B, 5.00%, 11/15/24	25	25,836
Series B, 5.00%, 11/15/26 (PR 11/15/24)	50	51,714
Nebraska Public Power District RB
Series A-1, 5.00%, 01/01/24	340	346,694
Series C, 5.00%, 01/01/24	1,100	1,121,658
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	155	158,125
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	475	485,130
Series B, 5.00%, 02/01/31 (PR 08/01/24)	1,240	1,275,764
University of Nebraska Facilities Corp. RB, 5.00%, 07/15/24	490	503,799

		4,301,150

Nevada — 2.0%
Clark County School District, 5.00%, 06/15/24 (AGM)	880	901,981
Clark County School District GOL
Series B, 5.00%, 06/15/24	185	189,474
Series C, 5.00%, 06/15/24	610	624,752
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	215	220,751
County of Clark NV GOL
5.00%, 06/01/24	90	92,409
5.00%, 11/01/24	195	201,371
5.00%, 12/01/24	265	273,993
Series A, 5.00%, 06/01/24	165	169,339
Series A, 5.00%, 11/01/24	210	216,861
Series B, 5.00%, 11/01/24	255	263,331
Serise A, 5.00%, 12/01/24	100	103,393
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/24	840	862,333
Series C, 5.00%, 07/01/24	365	374,704
County of Clark NV RB
5.00%, 07/01/24	985	1,011,833

Security	Par (000)	Value

Nevada (continued)
Series A, 5.00%, 07/01/24	$155	$159,222
Las Vegas Valley Water District, 5.00%, 12/01/24	150	155,121
Las Vegas Valley Water District GOL
5.00%, 06/01/24	515	528,864
Series A, 5.00%, 02/01/24	150	153,227
Series B, 5.00%, 06/01/24	1,290	1,324,727
Nevada System of Higher Education RB, Series A, 5.00%, 07/01/24	140	143,608
State of Nevada GOL
Series A, 5.00%, 05/01/24	170	174,330
Series B, 5.00%, 11/01/24	270	278,980
Series D, 5.00%, 04/01/24	775	793,683
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	495	512,100
Series A, Series A, 5.00%, 12/01/24	100	103,557
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	105	107,729

		9,941,673

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	51,338
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	51,533
Series E, 5.00%, 08/15/24	15	15,452
State of New Hampshire GO, Series B, 5.00%, 12/01/24	210	217,469

		335,792

New Jersey — 1.9%
County of Essex NJ GO, Series B, 5.00%, 09/01/24 (SCH BD RES FD)	110	113,372
County of Monmouth NJ, 5.00%, 07/15/24	145	149,521
County of Monmouth NJ Go, 5.00%, 07/15/24	470	484,656
Monmouth County Improvement Authority (The) RB
5.00%, 12/01/24 (GTD)	90	93,201
Series A, 4.00%, 08/01/24	400	405,346
New Jersey Economic Development Authority, 5.00%, 11/01/24	110	112,609
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	120	120,483
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	56,686
Series PP, 5.00%, 06/15/27 (PR 06/15/24)	2,280	2,343,193
Series UU, 5.00%, 06/15/24	190	193,722
Series XX, 4.00%, 06/15/24 (SAP)	725	727,920
Series XX, 5.00%, 06/15/24 (SAP)	135	137,645
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/24	105	108,032
Series A, 5.00%, 09/01/24	270	275,910
Series B, 5.00%, 07/01/24	110	113,177
Series I, 5.00%, 07/01/24	170	174,910
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	840	856,802
Series A-1, 5.00%, 06/15/24	400	408,089
Series AA, 4.00%, 06/15/24	165	165,664
Series AA, 5.00%, 06/15/24	180	183,527
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	140	142,563
State of New Jersey GO
5.00%, 06/01/24	470	481,119
Series A, 5.00%, 06/01/24	1,575	1,612,260

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Township of Union NJ/Union County GO, 3.00%, 01/15/24	$150	$149,679

		9,610,086

New Mexico — 1.0%
New Mexico Finance Authority RB
5.00%, 06/01/24	150	154,108
Series A, 5.00%, 06/01/24	260	267,121
Series A, 5.00%, 06/15/24	800	822,404
Series D, 5.00%, 06/15/24	95	97,661
State of New Mexico GO
5.00%, 03/01/24	145	148,375
Series A, 5.00%, 03/01/24	675	690,710
Series B, 5.00%, 03/01/24	265	271,168
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/24	1,400	1,439,284
Series A, 5.00%, 07/01/24	670	688,800
Series B, 4.00%, 07/01/24	570	576,839

		5,156,470

New York — 8.7%
City of New York NY GO
Series 1, 5.00%, 08/01/24	645	664,490
Series A, 5.00%, 08/01/24	1,430	1,473,211
Series A-1, 5.00%, 08/01/24	295	303,914
Series A-2015, 2.50%, 08/01/24	300	294,737
Series A-2015, 5.00%, 08/01/24	230	236,950
Series B, 5.00%, 08/01/24	100	103,022
Series B-1, 5.00%, 12/01/24	50	51,697
Series C, 5.00%, 08/01/24	2,220	2,287,082
Series D, 4.00%, 08/01/24	120	121,462
Series E, 5.00%, 08/01/24	685	705,699
Series I, 5.00%, 03/01/24	180	184,213
Series J, 5.00%, 08/01/24	525	540,864
Series J-4, 4.00%, 08/01/24	100	101,219
Series J-4, 5.00%, 08/01/24	125	128,777
County of Monroe NY GOL, 5.00%, 06/01/24	1,000	1,027,076
County of Nassau NY, 5.00%, 04/01/26 (PR 04/01/24)	465	476,340
County of Onondaga NY GOL, 5.00%, 05/01/24	60	61,519
County of Westchester NY GOL
Series A, 5.00%, 01/01/24	445	454,172
Series A, 5.00%, 12/01/24	125	129,599
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/24 (SAW)	250	256,293
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/24	245	250,240
Long Island Power Authority RB
Series A, 0.00%, 12/01/24 (AGM)(a)	50	46,444
Series A, 5.00%, 09/01/24	155	159,584
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	130	130,206
Series A-1, 5.00%, 11/15/24	280	285,872
Series A2, 5.00%, 11/15/24	25	25,524
Series A-2, 5.00%, 11/15/24	90	91,888
Series B, 5.00%, 11/15/24	645	658,528
Series B, 5.25%, 11/15/24 (AMBAC)	100	102,726
Series B-1, 5.00%, 11/15/24	190	196,053
Series B-2, 5.00%, 11/15/24	185	190,893
Series C, 5.00%, 11/15/24	190	193,985
Series C-1, 5.00%, 11/15/24	855	872,932
Series F, 5.00%, 11/15/24	145	148,041

Security	Par (000)	Value

New York (continued)
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/24	$200	$207,012
New York City Municipal Water Finance Authority RB
5.00%, 06/15/24	515	530,081
Series AA, 4.00%, 06/15/24	120	121,634
Series AA, 5.00%, 06/15/24	2,090	2,151,201
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/24 (SAW)	545	560,348
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 4.00%, 07/15/24 (SAW)	140	141,764
Series S, 5.00%, 07/15/24 (SAW)	115	118,239
Series S, 5.00%, 07/15/24 (ETM) (SAW)	435	446,900
Series S1, 5.00%, 07/15/24 (SAW)	105	107,957
Series S-1, 5.00%, 07/15/24 (SAW)	310	318,935
Series S-3, 5.00%, 07/15/24 (SAW)	100	102,816
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 02/01/24	280	286,024
5.00%, 11/01/24	2,950	3,045,803
Series A-1, 5.00%, 08/01/24	670	689,784
Series B1, 5.00%, 08/01/24	180	185,315
Series C, 5.00%, 11/01/24	1,560	1,610,661
Series C1, 5.00%, 05/01/24	460	471,783
Series E-1, 5.00%, 02/01/24	100	102,151
New York State Dormitory Authority, 5.00%, 03/15/24	300	307,218
New York State Dormitory Authority RB
5.00%, 07/01/24	110	112,637
Series A, 4.00%, 03/15/24	145	146,507
Series A, 5.00%, 02/15/24	230	235,334
Series A, 5.00%, 03/15/24	2,195	2,247,753
Series A, 5.00%, 07/01/24	815	835,603
Series B, 5.00%, 10/01/24	15	15,462
Series B, 5.50%, 03/15/24 (AMBAC)	1,130	1,164,694
Series C, 5.00%, 03/15/24	935	957,749
Series D, 5.00%, 02/15/24	2,205	2,254,896
Series E, 5.00%, 02/15/24	430	439,590
Series E, 5.00%, 03/15/24	450	461,081
Series F, 5.00%, 10/01/24 (SAW)	100	103,102
New York State Environmental Facilities Corp., 5.00%, 06/15/24	75	77,112
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	1,470	1,511,401
Series A, 4.00%, 06/15/24	65	65,813
Series D, 5.00%, 09/15/24	135	139,344
New York State Thruway Authority RB
Series J, 5.00%, 01/01/24	165	168,116
Series K, 4.00%, 01/01/24	160	161,211
Series K, 5.00%, 01/01/24	120	122,266
Series L, 5.00%, 01/01/24	185	188,494
New York State Urban Development Corp. RB
5.00%, 03/15/24	435	445,348
Series A, 5.00%, 03/15/24	3,110	3,183,979
Port Authority of New York & New Jersey RB
5.00%, 07/15/24	100	102,816
Series 194, 5.00%, 10/15/24	1,220	1,259,025
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	815	842,974
State of New York, 5.00%, 03/15/24	375	384,022
State of New York GO, Series A, 5.00%, 03/01/24	360	368,426

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	$1,145	$1,183,540
Series C-1, 5.00%, 11/15/24	180	186,059

		43,825,232

North Carolina — 2.8%
City of Charlotte NC COP, 5.00%, 06/01/24	125	128,346
City of Charlotte NC GO, Series A, 5.00%, 06/01/24	140	143,856
City of Charlotte NC Storm Water Revenue RB, 5.00%, 12/01/24	15	15,537
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/24	275	282,942
City of Durham NC Water & Sewer Utility System Revenue RB, 4.00%, 08/01/24	170	172,099
City of Raleigh NC RB, Series A, 5.00%, 06/01/24	160	164,282
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/24	215	220,754
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	10,272
City of Winston-Salem Water & Sewer System Revenue, 5.00%, 06/01/33 (PR 06/01/24)	2,350	2,413,628
County of Alamance NC, 5.00%, 05/01/24	1,000	1,025,763
County of Buncombe NC RB
5.00%, 06/01/24	125	128,346
Serise A, 5.00%, 06/01/24	175	179,684
County of Durham NC GO, 5.00%, 10/01/24	45	46,480
County of Forsyth NC GO
5.00%, 04/01/24	100	102,411
5.00%, 12/01/24	365	378,056
County of Guilford NC GO
5.00%, 03/01/24	520	531,966
Series B, 5.00%, 05/01/24	235	241,054
County of Mecklenburg NC GO
4.00%, 02/01/24	235	237,438
5.00%, 03/01/24	285	291,821
Series A, 5.00%, 09/01/24	125	128,967
Series A, 5.00%, 12/01/24	175	181,224
Series B, 5.00%, 12/01/24	210	217,469
County of Orange NC GO, 4.00%, 04/01/24	200	201,997
County of Wake NC GO, Series A, 5.00%, 03/01/24	295	301,905
County of Wake NC RB
Series A, 5.00%, 08/01/24	135	139,079
Series A, 5.00%, 12/01/24	110	113,890
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	45	46,413
State of North Carolina GO
Series A, 5.00%, 06/01/24	1,175	1,208,279
Series C, 5.00%, 05/01/24	3,230	3,317,030
State of North Carolina RB
5.00%, 03/01/24	635	649,029
Series B, 5.00%, 05/01/24	125	128,257
Series B, 5.00%, 06/01/24	590	606,158
Series C, 5.00%, 05/01/24	290	297,557
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	175	178,975

		14,430,964

Ohio — 3.6%
American Municipal Power Inc. RB, 5.00%, 02/15/24	530	540,663
City of Columbus OH
5.00%, 04/01/24	400	410,090
Series 6, 5.00%, 08/15/24	280	288,783

Security	Par (000)	Value

Ohio (continued)
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	$1,000	$1,025,224
Series A, 4.00%, 08/15/24	455	461,437
Series A, 5.00%, 07/01/24	175	180,140
Cleveland Department of Public Utilities Division of Water RB, Series Y, 4.00%, 01/01/29 (PR 01/01/24)	1,040	1,048,940
County of Franklin OH GOL, 5.00%, 12/01/24	20	20,711
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/24	225	232,269
Miami University/Oxford OH RB, 5.00%, 09/01/24	485	499,170
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44 (PR 11/15/24)	1,250	1,292,840
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/49 (PR 11/15/24)	1,000	1,034,272
Ohio Higher Educational Facility Commission RB, 5.00%, 12/01/24	80	82,422
Ohio State University (The), 5.00%, 12/01/24	100	103,434
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	300	310,302
Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/24	100	102,177
Ohio University RB, Series A, 5.00%, 12/01/24	110	113,464
Ohio Water Development Authority RB
5.00%, 06/01/24	1,100	1,130,297
5.00%, 12/01/24	275	284,781
Series B, 5.00%, 12/01/24	210	217,469
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/24	255	262,023
5.00%, 12/01/24	160	165,691
Series 2015A, 5.00%, 06/01/24	770	791,208
Series 2015-A, 5.00%, 12/01/24	225	233,003
State of Ohio, 5.00%, 05/01/27 (PR 05/01/24)	945	969,346
State of Ohio GO
Series A, 4.00%, 05/01/24	110	111,367
Series A, 4.00%, 05/01/24 (ETM)	5	5,049
Series A, 5.00%, 08/01/24	360	371,188
Series A, 5.00%, 09/01/24	215	221,978
Series A, 5.00%, 09/15/24	500	516,550
Series B, 5.00%, 08/01/24	195	201,060
Series B, 5.00%, 09/15/24	1,650	1,704,613
Series S, 5.00%, 05/01/24	170	174,430
Series U, 5.00%, 05/01/24	165	169,300
Serise A, 5.00%, 05/01/24	150	154,042
Serise A, 5.00%, 06/15/24	200	205,793
State of Ohio GOL, 5.00%, 09/01/24	895	924,049
State of Ohio RB
Series A, 5.00%, 04/01/24	505	516,823
Series A, 5.00%, 10/01/24	250	257,754
Series A, 5.00%, 12/01/24	440	454,751
Series B, 5.00%, 10/01/24	35	36,086
Series C, 5.00%, 12/01/24	165	170,532

		17,995,521

Oklahoma — 0.5%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	252,459
5.00%, 03/01/24	10	10,228
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	460	463,304
Series A, 5.00%, 06/01/24	875	897,602
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	220	226,353

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Series B, 5.00%, 01/01/24	$15	$15,309
Series B, 5.00%, 07/01/24	55	56,588
Series C, 5.00%, 07/01/24	30	30,866
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	270	275,223
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	105	107,605

		2,335,537

Oregon — 1.9%
Chemeketa Community College District GO, 5.00%, 06/15/24 (GTD)	195	200,181
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/24	175	179,987
City of Portland OR, 5.00%, 02/01/24	500	511,127
City of Portland OR GOL, Series B, 5.00%, 06/15/24	175	179,985
City of Portland OR Sewer System Revenue RB
5.00%, 06/15/24	100	102,737
Series A, 5.00%, 03/01/24	500	511,374
Series A, 5.00%, 05/01/24	80	82,037
Series A, 5.00%, 10/01/24	50	51,598
Series B, 5.00%, 06/01/24	140	143,747
City of Portland OR Water System Revenue RB, Series A, 5.00%, 05/01/24	250	256,367
County of Multnomah OR GOL, 5.00%, 06/01/24	1,025	1,053,232
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/24 (GTD)	170	174,598
Series B, 5.00%, 06/15/24 (GTD)	300	308,114
Oregon State Lottery RB
5.00%, 04/01/24	560	573,500
Series C, 5.00%, 04/01/24	220	225,304
Series E, 5.00%, 04/01/24 (MO)	170	174,098
Portland Community College District GO, 5.00%, 06/15/24	290	297,705
Portland Oregon Water System RB, 5.00%, 05/01/24	180	184,584
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/24 (GTD)(a)	125	118,002
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/24	850	878,781
Series A, 5.00%, 11/15/28 (PR 11/15/24)	700	723,991
State of Oregon GO
5.00%, 05/01/24	400	410,541
5.00%, 06/01/24	350	359,695
Series A, 5.00%, 05/01/24	900	923,718
Series B, 5.00%, 08/01/24	165	170,014
Series H, 5.00%, 05/01/24	145	148,821
Series I, 5.00%, 08/01/24	90	92,735
Series K, 5.00%, 11/01/24	200	206,848
Series L, 5.00%, 08/01/24	105	108,191
Series O, 5.00%, 08/01/24	25	25,760
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	205,633

		9,583,005

Pennsylvania — 2.6%
City of Philadelphia PA GO
5.00%, 08/01/24	230	236,515
5.25%, 07/15/34 (PR 01/15/24)	440	450,494
Series A, 5.00%, 08/01/24	365	375,340
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/24	430	442,872
Commonwealth of Pennsylvania, 5.00%, 10/01/24	325	335,386
Commonwealth of Pennsylvania GO
5.00%, 07/15/24	1,265	1,301,260

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 01/01/24	$180	$183,606
First Series, 5.00%, 03/01/24	105	107,389
First Series, 5.00%, 03/15/24	245	250,729
First Series, 5.00%, 06/15/24	170	174,652
First Series, 5.00%, 07/01/24	450	462,627
First Series, 5.00%, 08/15/24	810	834,269
First Series, 5.00%, 09/15/24	520	536,255
Second Series, 5.00%, 01/15/24	105	107,170
Second Series, 5.00%, 09/15/24	1,320	1,361,263
County of Berks PA GO, 5.00%, 11/15/24	100	103,226
County of Chester PA GO, 5.00%, 07/15/24	90	92,655
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	20,496
Delaware County Authority RB, 5.00%, 08/01/24	45	46,121
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/24	195	200,408
Series B, 5.00%, 07/01/24	125	128,467
Delaware River Port Authority RB, 5.00%, 01/01/33 (PR 01/01/24)	3,000	3,061,486
Pennsylvania Infrastructure Investment Authority RB, Series A, 5.00%, 01/15/24	195	199,146
Pennsylvania State University (The) RB, 5.00%, 09/01/24	50	51,551
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 5.00%, 12/01/24	90	93,017
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	107,403
5.00%, 12/01/24	1,100	1,138,000
Series A, 5.00%, 12/01/24	80	82,050
Series A-1, 5.00%, 12/01/24	220	227,600
Series A-2, 5.00%, 12/01/24	180	186,218
Series B, 5.00%, 12/01/24	180	186,218

		13,083,889

Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	430	432,337
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, Series B, 5.00%, 10/01/24	230	237,480
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	215	221,265
State of Rhode Island GO
5.00%, 01/15/24	465	474,887
5.00%, 08/01/24	195	200,892
Series A, 5.00%, 05/01/24	175	179,586
Series D, 5.00%, 08/01/24	295	303,914

		2,050,361

South Carolina — 0.6%
Beaufort County School District/SC GO, 5.00%, 03/01/24 (SCSDE)	500	511,177
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	70	72,418
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	170	173,504
County of Charleston SC GO, Series C, 5.00%, 11/01/24 (SAW)	160	165,492
Horry County School District/SC GO
5.00%, 03/01/24 (SCSDE)	400	409,100
Series A, 5.00%, 03/01/24	170	173,867
Lancaster County School District/SC GO, 5.00%, 03/01/24	100	102,341
Richland County School District No. 1/SC GO, Series C, 5.00%, 03/01/24	110	112,531

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	$800	$824,513
State of South Carolina GO
Series B, 5.00%, 04/01/24 (SAW)	475	486,650
Serise A, 5.00%, 04/01/24 (SAW)	155	158,802

		3,190,395

Tennessee — 2.3%
City of Chattanooga TN GO, Series B, 5.00%, 03/01/24	100	102,275
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	175	181,046
City of Memphis TN GO
5.00%, 05/01/24	245	251,240
5.00%, 04/01/40 (PR 04/01/24)	3,900	3,995,108
County of Blount TN GO, Series B, 5.00%, 06/01/24	180	184,677
County of Knox TN GO, 5.00%, 06/01/24	120	123,305
County of Williamson TN GO, 5.00%, 04/01/24	275	281,745
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/24	315	323,404
Series B, 5.00%, 05/15/24	200	205,336
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/24	750	756,875
5.00%, 01/01/24	315	321,456
5.00%, 07/01/24	615	632,660
Series A, 5.00%, 07/01/24	210	216,030
Series C, 4.00%, 07/01/24	175	177,213
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/24	165	169,738
State of Tennessee GO
5.00%, 09/01/24	125	129,057
Series A, 5.00%, 08/01/24	145	149,506
Series B, 5.00%, 08/01/24	700	721,754
Tennessee State School Bond Authority, 5.00%, 11/01/24 (ST INTERCEPT)	475	491,247
Tennessee State School Bond Authority GO, Series B, 5.00%, 09/01/26 (PR 09/01/24)	1,065	1,097,074
Tennessee State School Bond Authority RB
5.00%, 11/01/24 (ST INTERCEPT)	85	87,960
Second Series, 5.00%, 11/01/24 (ST INTERCEPT)	180	186,128
Series A, 5.00%, 11/01/24	370	382,596
Series B, 5.00%, 11/01/24	425	439,802

		11,607,232

Texas — 11.8%
Alamo Community College District, 5.00%, 02/15/24	500	510,884
Alamo Community College District GOL, 5.00%, 02/15/24	40	40,871
Aldine Independent School District GO, 5.00%, 02/15/24 (PSF)	295	301,608
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	170	173,679
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	102,202
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	40	40,906
Series B, 5.00%, 02/15/24 (PSF)	180	184,078
Austin Community College District, 5.00%, 08/01/24	475	488,863
Austin Independent School District, 5.00%, 08/01/24 (PSF)	1,170	1,204,348
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	145	149,257
Series A, 4.00%, 08/01/24 (PSF)	125	126,564

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 08/01/24 (PSF)	$55	$56,615
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	10	10,223
Series A, 5.00%, 02/15/24 (PSF)	105	107,339
Board of Regents of the University of Texas System RB
Series C, 5.00%, 08/15/24	330	340,410
Series D, 5.00%, 08/15/24	120	123,785
Series E, 5.00%, 08/15/24	175	180,520
Series H, 5.00%, 08/15/24	270	278,517
Series I, 5.00%, 08/15/24	395	407,460
Series J, 5.00%, 08/15/24	165	170,205
Central Texas Turnpike System, 0.00%, 08/15/24(a)	565	531,935
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	90	84,212
Series C, 5.00%, 08/15/24	125	127,415
City of Arlington TX GOL, Series A, 5.00%, 08/15/24	205	211,142
City of Arlington TX Water & Wastewater System Revenue RB, 5.00%, 06/01/24	700	718,735
City of Austin TX GOL
5.00%, 09/01/24	540	557,040
Series A, 5.00%, 09/01/24	230	237,258
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/24	160	165,066
Series A, 5.00%, 05/15/24	155	159,112
Series A, 5.00%, 11/15/24	360	371,400
City of Brownsville TX GOL
5.00%, 02/15/24	10	10,208
5.00%, 02/15/24 (ETM)	5	5,108
City of Carrollton TX GOL, 5.00%, 08/15/24	1,250	1,287,452
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/24	360	371,369
Series A, 5.00%, 10/01/24	240	247,579
Series C, 5.00%, 10/01/24	390	402,389
City of Denton TX GOL, 5.00%, 02/15/24	80	81,752
City of El Paso TX GOL, 5.00%, 08/15/24	135	138,879
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/24	265	270,870
City of Frisco TX GOL, 5.00%, 02/15/24	150	153,284
City of Grand Prairie TX GOL, 5.00%, 02/15/24	315	321,577
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	370	382,306
Series C, 5.00%, 05/15/24	590	605,294
Series D, 5.00%, 11/15/24	540	557,961
City of Lubbock TX GOL, 5.00%, 02/15/24	295	301,309
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	61,700
City of Plano TX GOL, 5.00%, 09/01/24	50	51,569
City of Round Rock TX GOL, 5.00%, 08/15/24	100	102,996
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series REF, 5.25%, 02/01/24	580	594,021
City of San Antonio TX, 5.00%, 08/01/24	735	757,210
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	275	280,815
5.00%, 02/01/24 (ETM)	155	158,354
City of San Antonio TX GOL
5.00%, 02/01/24	515	526,334
5.00%, 08/01/24	715	736,605
Clear Creek Independent School District GO, 5.00%, 02/15/24 (PSF)	95	97,020
Comal Independent School District GO
5.00%, 02/01/24 (PSF)	550	561,969

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 02/01/24 (PSF)	$110	$112,394
Conroe Independent School District, 5.00%, 02/15/24 (PSF)	120	122,643
Conroe Independent School District GO, 5.00%, 02/15/24 (PSF)	105	107,312
Conroe Independent School District RB, 5.00%, 02/15/24	525	536,562
County of Bexar TX GOL, 5.00%, 06/15/24	315	323,872
County of Collin TX GOL, 5.00%, 02/15/24	105	107,352
County of Denton TX GOL, 5.00%, 07/15/24	105	107,887
County of Harris TX GOL, 5.00%, 10/01/24	1,600	1,652,031
County of Travis TX GOL, 5.00%, 03/01/24	275	281,292
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	82,390
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	440	449,801
Series A, 5.00%, 02/15/24 (PSF)	105	107,339
Series C, 5.00%, 02/15/24 (PSF)	100	102,228
Dallas Area Rapid Transit RB
5.00%, 11/01/24	200	205,831
5.00%, 12/01/24	785	812,119
5.00%, 12/01/32 (PR 12/01/24)	2,500	2,587,385
Series A, 5.00%, 12/01/24	915	946,610
Denton Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	200	188,356
Fort Bend Independent School District GO
Series A, 5.00%, 08/15/24 (PSF)	300	308,936
Series C, 5.00%, 02/15/24 (PSF)	25	25,547
Series C, 5.00%, 08/15/24 (PSF)	105	108,128
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	400	408,808
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	320	329,812
Garland Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	300	306,797
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	150	141,093
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	355	365,512
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	125	127,832
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	160	163,524
Series A, 5.00%, 08/15/24 (PSF)	170	175,093
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	66,908
Series A, 5.00%, 08/01/24 (PSF)	430	442,624
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	145	148,046
Series A, 2.00%, 02/15/24 (PSF)	50	48,870
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(a)	150	140,570
Leander Independent School District GO
Series C, 0.00%, 08/15/37 (PR 08/15/24)(a)	700	334,852
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(a)	10,000	2,671,641
Series D, 0.00%, 08/15/24 (PSF)(a)	125	117,392
Lewisville Independent School District GO
5.00%, 08/15/24	400	411,563
5.00%, 08/15/24 (PSF)	260	267,516
Lone Star College System, 5.00%, 02/15/24	105	107,339
Lone Star College System GOL
5.00%, 09/15/24	185	190,851

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 02/15/24	$170	$173,787
Series A, 5.00%, 08/15/24	135	139,092
Series B, 5.00%, 02/15/24	545	557,141
Lower Colorado River Authority RB
5.00%, 05/15/24	320	327,522
Series B, 5.00%, 05/15/24	160	163,761
McKinney Independent School District GO, 5.00%, 02/15/24 (PSF)	160	163,524
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	195	201,371
Series B, 5.00%, 11/01/24	185	191,044
Series D, 5.00%, 11/01/24	285	294,311
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/24	100	103,267
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	565	581,296
5.25%, 02/01/24 (PSF)	300	307,215
North Texas Municipal Water District RB
5.00%, 06/01/24	135	138,592
5.50%, 06/01/24	50	51,712
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/24	375	386,428
North Texas Tollway Authority RB
5.00%, 01/01/24	160	163,206
Series A, 5.00%, 01/01/24	245	249,908
Series B, 5.00%, 01/01/24	165	168,249
Series S, 5.00%, 01/01/24 (ETM)	75	76,477
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	275	283,073
5.00%, 08/15/24 (PSF)	225	231,741
Series A, 5.00%, 02/15/24 (PSF)	500	511,011
Series A, 5.00%, 08/15/24 (PSF)	165	169,944
Northwest Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	275	280,916
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	150	153,284
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/24	110	113,195
Series B, 5.00%, 07/01/24	1,325	1,363,483
Pflugerville Independent School District GO, 5.00%, 02/15/24 (PSF)	250	255,314
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	33,189
Round Rock Independent School District GO
5.00%, 08/01/24	170	174,991
5.00%, 08/01/24 (PSF)	165	169,816
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	405	414,176
San Antonio Water System RB
Series A, 5.00%, 05/15/24	580	594,947
Series B, 5.00%, 05/15/24	120	123,092
Spring Branch Independent School District GO, 5.00%, 02/01/24 (PSF)	885	904,259
Spring Branch Independent School District GOL, 5.00%, 02/01/24 (PSF)	115	117,502
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	580	597,174
State of Texas GO
5.00%, 04/01/24	295	302,318
Series A, 5.00%, 10/01/24	2,285	2,360,167

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/01/39 (PR 10/01/24)	$1,000	$1,032,332
Series B-1, 5.00%, 08/01/24	230	236,950
Series D, 5.00%, 05/15/24	425	436,403
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	250	255,654
Tarrant Regional Water District Water Supply System Revenue RB
5.00%, 03/01/24	465	475,517
5.00%, 03/01/30 (PR 03/01/24)	2,000	2,044,709
Texas A&M University RB
Series C, 5.00%, 05/15/24	495	508,280
Series E, 4.00%, 05/15/24	25	25,299
Series E, 5.00%, 05/15/24	740	759,854
Texas Public Finance Authority RB, 5.00%, 02/01/24	250	255,502
Texas State Technical College, 5.00%, 08/01/24 (AGM)	150	153,761
Texas State University System RB, Series A, 5.00%, 03/15/24	490	501,788
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/24	550	568,093
Series A, 5.00%, 04/01/24	895	917,201
Series A, 5.00%, 10/01/24	745	769,507
Texas Water Development Board, 5.00%, 08/01/24	755	777,165
Texas Water Development Board RB
5.00%, 04/15/24	430	440,639
5.00%, 08/01/24	560	576,440
Series A, 5.00%, 10/15/24	280	289,117
Series B, 5.00%, 04/15/24	75	76,856
Series B, 5.00%, 10/15/24	110	113,582
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/24	160	164,670
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	30,623
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	20,592
University of Houston RB, Series A, 5.00%, 02/15/24	405	413,251
University of North Texas System RB, Series A, 5.00%, 04/15/24	640	656,293
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	125	128,723

		59,690,533

Utah — 1.0%
Central Utah Water Conservancy District RB, 5.00%, 10/01/24	100	103,196
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	90	92,391
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	135	138,788
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	101,200
State of Utah GO
5.00%, 07/01/24	2,340	2,408,346
Series B, 5.00%, 07/01/24	270	277,886
University of Utah (The) RB
Series A, 5.00%, 08/01/24	320	329,669
Series A, 5.00%, 08/01/24 (SAP)	370	381,180
Series A-1, 5.00%, 08/01/24	100	103,022
Series B, 5.00%, 08/01/24	220	226,648
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	275	282,337

Security	Par (000)	Value

Utah (continued)
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	$450	$462,746

		4,907,409

Vermont — 0.2%
State of Vermont GO
Series A, 5.00%, 02/15/24	165	168,697
Series A, 5.00%, 08/15/24	1,000	1,030,489

		1,199,186

Virginia — 4.0%
City of Alexandria VA GO
Series A, 5.00%, 07/15/24 (SAW)	105	108,098
Series C, 5.00%, 07/01/24 (SAW)	435	447,563
Series C, 5.00%, 07/15/24 (SAW)	100	102,950
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	250	258,637
City of Hampton VA GO, Series A, 5.00%, 09/01/24	355	366,202
City of Newport News VA GO, Series A, 5.00%, 08/01/24	100	102,970
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	154,652
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	618,609
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/24	230	237,469
City of Richmond VA GO
Series B, 5.00%, 07/15/24	205	211,117
Series B, 5.00%, 07/15/24 (SAW)	240	247,161
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24 (SAW)	730	753,490
Commonwealth of Virginia GO
5.00%, 06/01/24	1,000	1,028,323
Series B, 5.00%, 06/01/24	55	56,558
Series B, 5.00%, 06/01/24 (SAW)	105	107,974
County of Arlington VA GO
5.00%, 08/15/24	125	128,855
5.00%, 08/15/24 (SAW)	75	77,313
Series A, 5.00%, 08/15/24	50	51,542
County of Chesterfield, 5.00%, 01/01/24	500	510,305
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	253,528
Series A, 5.00%, 10/01/24 (SAW)	525	542,073
Series B, 5.00%, 04/01/24 (SAW)	500	512,682
Series B, 5.00%, 10/01/24 (SAW)	130	134,228
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	50	51,502
Series A, 5.00%, 08/01/24	400	412,018
Series A, 5.00%, 08/01/24 (SAW)	245	252,361
Series B, 5.00%, 08/01/24 (SAW)	205	211,159
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/24	500	512,432
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	76,839
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	165	169,765
Series A, 5.00%, 08/01/24	150	154,533
Virginia College Building Authority, 5.00%, 02/01/24	2,430	2,482,580
Virginia College Building Authority RB
5.00%, 02/01/24	100	102,164
Series A, 3.00%, 09/01/24	120	119,492
Series A, 4.00%, 02/01/28 (PR 02/01/24)	250	252,288
Series A, 5.00%, 09/01/24	570	587,679
Series A, 5.00%, 09/01/24 (SAW)	50	51,551
Series B, 5.00%, 09/01/24	350	360,855
Series D, 5.00%, 02/01/24 (NPFGC)	275	280,950
Series E-1, 5.00%, 02/01/24	300	306,491

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Commonwealth Transportation Board, 5.00%, 05/15/24	$195	$200,232
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	200	204,812
5.00%, 05/15/24	370	379,927
5.00%, 09/15/24	500	516,090
Series A, 5.00%, 05/15/24	1,035	1,062,769
Series C, 5.00%, 05/15/24	170	174,561
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	1,065	1,095,899
Series C, 5.00%, 08/01/24	165	169,787
Virginia Public School Authority, 5.00%, 08/01/24	285	293,612
Virginia Public School Authority RB
5.00%, 02/01/24	75	76,651
5.00%, 08/01/24	160	164,835
5.00%, 08/01/24 (SAW)	1,265	1,303,225
Series B, 5.00%, 08/01/24	120	123,626
Series B, 5.00%, 08/01/24 (SAW)	315	324,518
Series C, 5.00%, 08/01/24 (SAW)	275	283,310
Virginia Resources Authority RB
5.00%, 11/01/24	205	211,624
5.00%, 11/01/24 (MO)	105	108,287
Series A, 5.00%, 11/01/24	275	284,523
Series D, 5.00%, 11/01/24	145	150,021

		20,525,267

Washington — 4.7%
Cascade Water Alliance RB, 5.00%, 01/01/24	90	91,824
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/24	945	976,430
City of Bellevue WA GOL, 5.00%, 12/01/24	200	207,113
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	55	56,334
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/24	425	435,542
5.00%, 09/01/24	1,000	1,031,556
City of Seattle WA GO, 5.00%, 12/01/24	215	222,647
City of Seattle WA GOL
4.00%, 05/01/24	45	45,526
Series A, 5.00%, 06/01/24	290	297,987
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 05/01/24	75	76,888
5.00%, 09/01/24	220	226,665
Series B, 5.00%, 04/01/24	100	102,383
Series C, 5.00%, 09/01/24	355	365,755
Series C, 5.00%, 10/01/24	125	128,947
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	215	221,497
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	25	25,864
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/24	225	229,093
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	100	103,455
County of King WA GO, 5.00%, 07/01/24	110	113,087
County of King WA GOL
5.00%, 06/01/24	630	646,861
5.00%, 07/01/24	125	128,507
Series C, 5.00%, 12/01/24	55	56,900
Series E, 5.00%, 06/01/24	125	128,346
Series E, 5.00%, 12/01/24	70	72,418

Security	Par (000)	Value

Washington (continued)
County of King WA Sewer Revenue RB
5.00%, 07/01/24	$275	$282,762
Series B, 5.00%, 07/01/24	880	904,837
County of Pierce WA GO, Series A, 5.00%, 08/01/24	260	267,812
County of Snohomish WA, 5.00%, 12/01/24	105	108,584
County of Spokane WA GOL, 5.00%, 12/01/24	265	274,155
Energy Northwest RB
5.00%, 07/01/24	865	889,981
Series A, 4.00%, 07/01/24	285	288,651
Series A, 5.00%, 07/01/24	1,140	1,172,923
King County Rural Library District GO, 4.00%, 12/01/24	150	151,913
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24 (GTD)	80	81,087
King County School District No. 403 Renton GO, 4.00%, 12/01/24 (GTD)	195	197,846
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24 (GTD)	200	207,113
King County School District No. 411 Issaquah GO, 5.00%, 12/01/24 (GTD)	175	181,046
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24 (GTD)	130	134,491
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	375	388,261
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24 (GTD)	75	77,591
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24 (GTD)	100	103,455
Port of Seattle WA GOL, 5.00%, 06/01/24	400	411,017
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	220	224,572
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	87,763
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24 (GTD)	215	222,427
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/24 (GTD)	150	155,182
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/24 (GTD)	100	103,455
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	85	87,936
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/24 (GTD)	150	155,182
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	255	264,070
State of Washington, 5.00%, 06/01/24	500	513,849
State of Washington COP
Series A, 5.00%, 07/01/24	120	123,171
Series B, 5.00%, 07/01/24	395	405,438
State of Washington GO
5.00%, 07/01/24	80	82,323
Series 2016A, 5.00%, 07/01/24	105	108,050
Series A-1, 5.00%, 08/01/24	425	437,915
Series B, 5.00%, 07/01/24	1,140	1,173,110
Series C, 0.00%, 06/01/24 (AMBAC)(a)	100	94,579
Series C, 0.00%, 06/01/24 (NPFGC)(a)	25	23,645
Series C, 5.00%, 02/01/24	1,315	1,344,103
Series D, 5.00%, 02/01/24	140	143,098
Series E, 0.00%, 12/01/24(a)	60	55,687
Series E, 5.00%, 06/01/24	1,000	1,027,699
Series R-2015C, 5.00%, 07/01/24	60	61,743
Series R-2015E, 5.00%, 07/01/24	145	149,211
Series R-2018C, 5.00%, 08/01/24	695	716,121

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series R-2018D, 5.00%, 08/01/24	$110	$113,343
Series R-2020A, 5.00%, 01/01/24	800	816,581
Series R-F, 5.00%, 07/01/24	100	102,904
State of Washington RB, 5.00%, 09/01/24	900	928,562
University of Washington RB
5.00%, 04/01/24	575	589,103
5.00%, 06/01/24	75	77,042
Series C, 5.00%, 12/01/24	130	134,491
Serise A, 5.00%, 12/01/24	395	408,646
Washington State University RB
5.00%, 04/01/24	320	327,090
5.00%, 10/01/24	180	185,110
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24 (GTD)	25	25,864

		23,584,215

West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/24	75	77,066
Series A, 0.00%, 11/01/24 (NPFGC)(a)	140	130,534
Series A, 5.00%, 06/01/24	505	518,909
Series A, 5.00%, 12/01/24	25	25,864
Series B, 5.00%, 06/01/24	40	41,102
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	800	821,508
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/24	320	327,881
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	265	272,436

		2,215,300

Wisconsin — 2.0%
City of Madison WI GO, Series A, 4.00%, 10/01/24	270	273,709
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	105	108,139
State of Wisconsin, 5.00%, 05/01/24	210	215,503
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/25 (PR 06/01/24)	150	153,945
5.00%, 06/01/26 (PR 06/01/24)	60	61,438
Series 1, 5.00%, 06/01/24	85	87,235
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/24	240	246,648
Serise A, 5.00%, 06/01/24	435	447,049

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	$200	$206,848
Series 2, 5.00%, 11/01/24	2,020	2,089,162
Series A, 5.00%, 05/01/24	450	461,793
Series C, 5.00%, 05/01/24	230	236,027
State of Wisconsin RB
Series A, 5.00%, 05/01/24	650	666,650
Series B, 5.00%, 05/01/24	140	143,586
Wisconsin Department of Transportation, 5.00%, 07/01/24	230	236,680
Wisconsin Department of Transportation RB
5.00%, 07/01/36 (PR 07/01/24)	1,830	1,881,949
Series 1, 5.00%, 07/01/24	385	396,182
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	850	874,130
Series 2, 5.00%, 07/01/24	955	982,736
Series A, 5.00%, 07/01/24	160	164,647

		9,934,056

Total Long-Term Investments — 98.4% (Cost: $511,343,020)		498,286,773

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 1.83%(c)(d)	1,856	1,855,612

Total Short-Term Securities — 0.4% (Cost: $1,855,612)		1,855,612

Total Investments — 98.8% (Cost: $513,198,632)		500,142,385

Other Assets Less Liabilities — 1.2%		5,934,999

Net Assets — 100.0%		$506,077,384

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$935,081	$920,210	(a)	$—	$330	$(9)	$1,855,612	1,856	$18,792	$—

(a)	Represents net amount purchased (sold).

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$498,286,773	$—	$498,286,773
Money Market Funds	1,855,612	—	—	1,855,612

	$1,855,612	$498,286,773	$—	$500,142,385

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority RB, Series H, 5.00%, 09/01/25	$385	$402,958
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/25	410	426,832
City of Huntsville AL GOL
5.00%, 05/01/25	165	171,774
Series E, 5.00%, 11/01/25	115	120,594
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	130	135,461

		1,257,619

Alaska — 0.1%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	85	88,469
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	65	67,906
Series D, 5.00%, 09/01/25	30	31,342
State of Alaska GO, Series B, 5.00%, 08/01/25	160	166,958

		354,675

Arizona — 2.4%
Arizona Health Facilities Authority RB, 5.00%, 01/01/25	340	350,890
Arizona State University RB
5.00%, 07/01/25	145	151,241
Series A, 5.00%, 07/01/25	220	229,470
Series B, 5.00%, 07/01/25	100	104,304
Arizona Transportation Board RB, Series A, 5.00%, 07/01/25	335	349,594
City of Phoenix AZ GO, 5.00%, 07/01/25	490	511,091
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	1,035	1,078,705
Series A, 5.00%, 07/01/25	615	641,661
Series D, 5.00%, 07/01/25	245	253,330
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/25	1,075	1,121,830
City of Tucson Water System Revenue, 5.00%, 07/01/25	175	182,623
County of Pima AZ GOL, 4.00%, 07/01/25	120	122,258
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	390	406,787
Maricopa County Community College District GO, 5.00%, 07/01/25	355	370,465
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	135	140,706
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	15	15,634
Maricopa County Unified School District No. 69 Paradise Valley GO, 5.00%, 07/01/25	115	120,010
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/25	175	181,272
Series A, 5.00%, 01/01/25	880	911,536
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	208,557
University of Arizona (The) RB, 4.00%, 06/01/25	160	162,455

		7,614,419

California — 13.4%
Bay Area Toll Authority RB, 5.00%, 04/01/25	200	208,279
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	45,407
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	65	68,263
California Infrastructure & Economic Development Bank RB
4.00%, 08/01/25	200	202,603

Security	Par (000)	Value

California (continued)
5.00%, 10/01/25	$245	$257,789
California State Public Works Board, 5.00%, 05/01/25	265	275,879
California State Public Works Board RB
4.00%, 10/01/25	115	117,304
5.00%, 09/01/25	220	230,140
5.00%, 11/01/25	580	608,214
5.00%, 12/01/25	280	293,961
Series A, 5.00%, 06/01/25	80	83,385
Series B, 5.00%, 04/01/25	25	25,994
Series B, 5.00%, 10/01/25	230	240,894
Series C, 5.00%, 11/01/25	75	78,648
Series D, 5.00%, 04/01/25	200	207,948
Series D, 5.00%, 06/01/25	200	208,461
California State University RB
5.00%, 11/01/25	125	131,336
Series A, 4.00%, 11/01/25	80	81,757
Series A, 5.00%, 11/01/25	1,830	1,922,757
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	100	104,858
Carmel Unified School District Go, 4.00%, 08/01/25	100	102,247
City & County of San Francisco CA GO, Series R1, 5.00%, 06/15/25	580	607,405
City of Los Angeles CA GO, 5.00%, 09/01/25	190	198,967
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	200	208,865
Series B, 5.00%, 06/01/25	335	349,849
City of Los Angeles Department of Airports, 5.00%, 05/15/25	100	104,164
City of Los Angeles Department of Airports RB
5.00%, 05/15/25	195	203,120
Series B, 5.00%, 05/15/25	110	114,580
Series C, 5.00%, 05/15/25	160	166,662
City of Redding CA Electric System Revenue RB, 5.00%, 06/01/25	100	103,979
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	515	542,158
Coast Community College District GO, 5.00%, 08/01/25	50	52,375
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	180	186,918
County of Monterey CA COP, 5.00%, 10/01/25	270	282,406
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/25	270	275,534
Series B, 5.00%, 06/01/25	395	412,808
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	70	73,268
El Camino Community College District Foundation (The), 5.00%, 08/01/25	15	15,713
El Camino Community College District Foundation (The) GO, Series-C, 0.00%, 08/01/25(a)	300	272,662
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	60	54,034
Foothill-De Anza Community College District GO, Series B, 0.00%, 08/01/25 (NPFGC)(a)	135	122,764
Hillsborough City School District RB, 0.00%, 09/01/25(a)	250	226,804
Imperial Irrigation District Electric System Revenue RB, 5.00%, 11/01/25	125	130,717
Long Beach Unified School District GO, 5.00%, 08/01/25	175	183,314
Los Angeles Community College District/CA GO
4.00%, 08/01/25	110	112,442
Series C, 5.00%, 08/01/25	330	346,210

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/25	$535	$559,682
Series A, 5.00%, 06/01/25	560	585,097
Series A, 5.00%, 07/01/25	110	115,050
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, 5.00%, 06/01/25	955	997,572
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/25	300	313,106
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/25	165	172,532
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/25	160	167,303
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/25	80	83,652
Series C, 5.00%, 07/01/25	125	130,706
Los Angeles Department of Water & Power Water System Revenue RB, 5.00%, 07/01/25	75	78,502
Los Angeles Department of Water RB
5.00%, 07/01/25	105	109,902
Series B, 5.00%, 07/01/25	590	617,546
Los Angeles Unified School District/CA GO
5.00%, 07/01/25	460	481,357
Series A, 5.00%, 07/01/25	1,970	2,061,461
Los Rios Community College District GO
5.00%, 08/01/25	100	104,751
Series C, 4.00%, 08/01/25	100	102,275
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	170	153,670
Metropolitan Water District of Southern California RB
5.00%, 07/01/25	120	125,446
5.00%, 10/01/25	70	73,614
Series A, 2.50%, 07/01/25	375	363,771
Series A, 5.00%, 07/01/25	350	366,114
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	100	91,035
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	225	203,835
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	25	22,581
Orange County Water District RB, Series C, 5.00%, 08/15/25	220	230,830
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	560	509,519
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	500	524,292
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	325	293,240
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	31,425
Rancho Water District Financing Authority RB, Series A, 5.00%, 08/01/25	190	199,231
Rio Hondo Community College District/CA GO, 5.00%, 08/01/25	75	78,362
Riverside Community College District, 0.00%, 08/01/35 (PR 02/01/25)(a)	2,935	1,635,675
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	105	94,560
Riverside County Transportation Commission Sales Tax Revenue RB, 5.00%, 06/01/25	110	114,931
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	26,406

Security	Par (000)	Value

California (continued)
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 08/01/25	$100	$104,643
5.00%, 12/01/25	335	352,306
Sacramento Municipal Utility District RB
5.00%, 07/01/25	230	240,439
5.00%, 08/15/25	50	52,461
Series E, 5.00%, 08/15/25	210	220,337
San Diego Community College District GO, 5.00%, 08/01/25	220	230,689
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	255	266,099
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/25	100	104,509
Series B, 5.00%, 08/01/25	140	146,238
San Diego Unified School District/CA GO
5.00%, 07/01/25	235	246,094
Series C-2, 5.50%, 07/01/25 (AGM)	280	297,138
Series D-1, 5.50%, 07/01/25 (NPFGC)	140	148,384
Series J-2, 4.00%, 07/01/25	135	137,713
Series J-2, 5.00%, 07/01/25	140	146,609
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	290	303,933
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/25	345	358,828
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/25	275	281,279
Series A, 5.00%, 10/01/25	195	205,012
San Francisco County Transportation Authority RB, 4.00%, 02/01/25	115	117,049
San Jose Evergreen Community College District GO, 5.00%, 09/01/25	90	94,397
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	170	154,300
San Mateo County Community College District GO
Series A, 0.00%, 09/01/25 (NPFGC)(a)	130	118,037
Series B, 0.00%, 09/01/25 (NPFGC)(a)	425	385,889
San Mateo Foster City Public Financing Authority RB
Series B, 5.00%, 08/01/25	1,050	1,099,038
Series-A, 5.00%, 08/01/25	305	319,244
San Mateo Union High School District GO, 0.00%, 09/01/25 (NPFGC)(a)	300	269,979
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/25	640	669,501
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/25	125	127,676
Sequoia Union High School District GO
4.00%, 07/01/25	220	224,808
5.00%, 07/01/25	510	534,077
Southern California Public Power Authority RB, 5.00%, 07/01/25	150	156,925
State of California Department of Water Resources RB
5.00%, 12/01/25	460	485,146
Series AW, 5.00%, 12/01/25	100	105,466
Series AX, 5.00%, 12/01/25	240	253,120
State of California GO
4.00%, 03/01/25	20	20,317
4.00%, 09/01/25	465	473,960
4.00%, 10/01/25	200	203,952
4.00%, 11/01/25	250	255,062
5.00%, 03/01/25	150	155,971

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 04/01/25	$285	$296,730
5.00%, 08/01/25	1,265	1,323,739
5.00%, 09/01/25	2,020	2,116,453
5.00%, 10/01/25	2,130	2,234,517
5.00%, 11/01/25	570	598,725
Series B, 5.00%, 08/01/25	770	805,754
Series B, 5.00%, 09/01/25	185	193,834
University of California RB
5.00%, 05/15/25	235	245,543
Series AO, 5.00%, 05/15/25	335	350,030
Series AY, 5.00%, 05/15/25	180	188,076
Series I, 5.00%, 05/15/25	445	464,412
Upper Santa Clara Valley Joint Powers Authority RB, Series A,
5.00%, 08/01/25	85	89,038

		41,636,349

Colorado — 0.9%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	24,482
Board of Water Commissioners City & County of Denver (The) RB, Series A, 4.00%, 09/15/25	80	81,627
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/25	185	193,287
City of Colorado Springs CO Utilities System Revenue RB, Series A-1, 5.00%, 11/15/25	255	267,549
City of Colorado Springs Co. Utilities System Revenue RB, 5.00%, 11/15/25	425	445,914
Colorado Health Facilities Authority, 5.00%, 11/01/25	100	102,848
County of Adams Co. COP, 5.00%, 12/01/25	130	135,977
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	100	104,687
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW)	235	246,717
Series A, 5.50%, 12/01/25 (SAW)	305	324,640
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	270	241,301
State of Colorado COP
Series K, 5.00%, 03/15/25	140	145,045
Series L, 5.00%, 03/15/25	25	25,901
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	375	390,487

		2,730,462

Connecticut — 2.1%
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 02/01/25	100	103,823
State of Connecticut GO
4.00%, 06/01/25	285	289,092
5.00%, 09/15/25	1,100	1,149,817
Series A, 5.00%, 01/15/25	1,500	1,553,043
Series A, 5.00%, 04/15/25	170	176,656
Series B, 3.00%, 06/01/25	100	98,173
Series B, 5.00%, 05/15/25	300	312,120
Series B, 5.00%, 06/15/25	100	104,161
Series C, 5.00%, 06/15/25	240	249,987
Series E, 5.00%, 09/15/25	275	287,454
Series E, 5.00%, 10/15/25	150	156,936
Series F, 5.00%, 11/15/25	390	408,502
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/25	185	191,395
Series A, 5.00%, 08/01/25	100	104,322

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 09/01/25	$445	$464,775
Series B, 5.00%, 08/01/25	160	166,915
Series B, 5.00%, 10/01/25	225	235,275
University of Connecticut RB, Series A, 5.00%, 02/15/25	500	517,640

		6,570,086

Delaware — 1.9%
City of Wilmington DE GO, 5.00%, 12/01/25	20	20,967
County of New Castle DE GO
5.00%, 10/01/33 (PR 10/01/25)	1,565	1,640,015
5.00%, 10/01/35 (PR 10/01/25)	2,260	2,368,328
Delaware Transportation Authority, 5.00%, 09/01/25	170	177,041
Delaware Transportation Authority RB
4.00%, 07/01/25	50	50,913
5.00%, 07/01/25	510	532,217
State of Delaware GO
5.00%, 03/01/25	160	166,332
5.00%, 10/01/25	165	173,050
Series 2009C, 5.00%, 10/01/25	790	828,540
Series A, 5.00%, 02/01/25	100	103,823

		6,061,226

District of Columbia — 2.0%
District of Columbia, Series C, 5.00%, 05/01/25	230	239,386
District of Columbia GO
5.00%, 02/01/25	630	653,810
Series A, 5.00%, 06/01/25	320	333,780
Series A, 5.00%, 10/15/25	660	692,223
Series B, 5.00%, 06/01/25	385	401,579
Series D, 5.00%, 06/01/25	165	172,105
Series E, 5.00%, 06/01/25	250	260,766
District of Columbia RB
5.00%, 12/01/25	150	157,165
Series A, 5.00%, 03/01/25	75	77,866
Series A, 5.00%, 12/01/25	250	262,390
Series B, 5.00%, 10/01/25	485	507,835
Series C, 5.00%, 10/01/25	815	853,371
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/25	550	576,207
Series B, 5.00%, 10/01/25	270	282,942
Metropolitan Washington Airports Authority Aviation Revenue RB, 5.00%, 10/01/25	200	208,624
Washington Metropolitan Area Transit Authority, 5.00%, 07/01/25	225	234,568
Washington Metropolitan Area Transit Authority RB, Series A1, 5.00%, 07/01/25	335	349,246

		6,263,863

Florida — 2.9%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	145,409
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	120	124,163
Series B, 5.00%, 10/01/25	275	284,541
County of Miami-Dade FL GO, Series-D, 5.00%, 07/01/25	215	224,031
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	855	887,296
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/25	385	403,017
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	60	63,341
Florida Department of Environmental Protection RB 5.00%, 07/01/25	918	957,991

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series A, 5.00%, 07/01/25	$230	$240,020
Florida Department of Management Services COP, Series A, 5.00%, 08/01/25	245	255,720
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	60	62,567
Hillsborough County Aviation Authority RB, 5.00%, 10/01/25	200	208,624
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	185	190,957
Orange County School Board COP, 5.00%, 08/01/25	50	52,014
Palm Beach County School District, 5.00%, 08/01/25	500	518,015
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	165	170,945
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	265	274,912
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	245	253,886
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	165	171,205
Series C, 5.00%, 07/01/25	165	171,205
School District of Broward County/FL GO, 5.00%, 07/01/25	180	187,608
State of Florida Department of Transportation RB, 5.00%, 07/01/25	375	391,150
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/25	235	245,115
Series A, 5.00%, 07/01/25	695	724,915
Series-B, 5.00%, 07/01/25	145	151,241
State of Florida GO
Series A, 5.00%, 06/01/25	277	288,998
Series A, 5.00%, 07/01/25	50	52,165
Series B, 5.00%, 06/01/25	190	198,230
Series B, 5.00%, 07/01/25	35	36,516
Series C, 5.00%, 06/01/25	295	307,778
Series D, 5.00%, 06/01/25	85	88,682
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/25	340	354,370
Series B, 5.00%, 07/01/25	260	270,989
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	85	88,569
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	90	94,034

		9,140,219

Georgia — 2.5%
City of Atlanta GA, 5.00%, 12/01/25	250	262,754
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/25	300	311,902
City of Atlanta GA Water & Wastewater Revenue RB
5.75%, 11/01/25 (AGM)	195	208,570
Series B, 5.00%, 11/01/25	245	256,846
County of Forsyth GA GO, 5.00%, 09/01/25	110	115,222
Forsyth County School District GO, 5.00%, 02/01/25	105	109,038
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/25	715	744,169
Gwinnett County School District GO, 5.00%, 02/01/25	620	643,705
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/25	295	308,619
Henry County School District, 4.00%, 08/01/25 (SAW)	100	101,877
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/25 (NPFGC)	100	104,989
Series A, 4.00%, 07/01/25	250	254,565
Municipal Electric Authority of Georgia RB, 5.00%, 01/01/25	145	148,517

Security	Par (000)	Value

Georgia (continued)
Private Colleges & Universities Authority RB
Series B, 5.00%, 09/01/25	$1,115	$1,165,471
Series B, 5.00%, 10/01/25	395	413,373
State of Georgia GO
Series A, 5.00%, 02/01/25	435	451,728
Series A, 5.00%, 07/01/25	85	88,836
Series A1, 5.00%, 02/01/25	730	758,072
Series A-1, 5.00%, 02/01/25	85	88,269
Series C1, 4.00%, 01/01/25	650	660,507
Series C1, 4.00%, 07/01/25	165	168,224
Series E, 5.00%, 12/01/25	125	131,457
Series F, 5.00%, 07/01/25	125	130,641

		7,627,351

Hawaii — 1.5%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	725	756,194
Series B, 5.00%, 07/01/25	185	193,059
City & County of Honolulu HI GO
5.00%, 09/01/25	200	209,218
Series A, 5.00%, 10/01/25	175	183,289
Series B, 5.00%, 09/01/25	225	235,371
Series C, 5.00%, 10/01/25	65	68,079
Series E, 5.00%, 09/01/25	200	209,218
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	450	470,493
State of Hawaii GO
5.00%, 10/01/25	295	309,224
Series EZ, 5.00%, 10/01/25	355	372,117
Series FE, 5.00%, 10/01/25	140	146,750
Series FH, 5.00%, 10/01/25	170	178,197
Series FK, 5.00%, 05/01/25	175	182,313
Series FN, 5.00%, 10/01/25	350	366,876
Series FT, 5.00%, 01/01/25	185	191,748
State of Hawaii State Highway Fund RB
Series A, 4.00%, 01/01/25	125	126,759
Series B, 5.00%, 01/01/25	315	325,955
University of Hawaii RB
5.00%, 10/01/25	90	94,008
Series B, 5.00%, 10/01/25	115	120,121

		4,738,989

Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	910	946,586

Illinois — 3.1%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	540	555,475
Series C, 5.00%, 01/01/25	155	159,344
Series F, 5.00%, 01/01/25	150	154,204
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	2,000	2,099,645
Illinois Finance Authority RB
4.00%, 07/01/25	720	732,043
5.00%, 01/01/25	130	134,576
5.00%, 07/01/25	405	422,327
5.00%, 12/01/25	390	408,279
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	115	118,683
Series B, 5.00%, 01/01/25	405	417,971
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	500	512,128
State of Illinois GO
5.00%, 01/01/25	155	156,254
5.00%, 02/01/25	320	322,545

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.00%, 10/01/25	$100	$100,777
5.50%, 05/01/25	210	214,113
Series A, 5.00%, 03/01/25	460	463,589
Series B, 5.00%, 03/01/25	500	503,901
Series D, 5.00%, 11/01/25	1,925	1,939,893
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/25	200	203,868

		9,619,615

Indiana — 1.7%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/25	275	287,333
Indiana Finance Authority RB
5.00%, 02/01/25	285	296,148
5.00%, 02/01/31 (PR 02/01/25)	2,230	2,313,789
Series B, 5.00%, 02/01/25	365	379,278
Series C, 5.00%, 12/01/25	670	704,008
Indiana University RB, 5.00%, 06/01/25	580	604,100
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	110	113,709
Purdue University COP, Series A, 5.00%, 07/01/25	115	119,860
Purdue University RB
5.00%, 07/01/25	295	307,238
Series A, 5.25%, 07/01/25	190	199,231

		5,324,694

Iowa — 0.5%
County of Polk IA GO, 5.00%, 06/01/25	175	182,228
Iowa Finance Authority RB, 5.00%, 08/01/25	480	501,645
State of Iowa GO
5.00%, 06/15/25	445	463,291
Series-A, 5.00%, 06/01/25	250	260,199
State of Iowa RB, Series A, 5.00%, 06/01/25	185	192,547

		1,599,910

Kansas — 0.8%
County of Johnson KS, 5.00%, 09/01/25	105	109,811
Johnson County Public Building Commission RB
5.00%, 09/01/25	180	187,801
Series A, 5.00%, 09/01/25	240	250,401
Johnson County Unified School District No. 512 Shawnee Mission GO
5.00%, 10/01/31 (PR 10/01/25)	800	838,346
Series B, 5.00%, 10/01/25	205	214,943
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	20,930
State of Kansas Department of Transportation RB
5.00%, 09/01/25	690	720,283
Series A, 5.00%, 09/01/25	275	287,069

		2,629,584

Louisiana — 0.4%
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/25	395	410,928
State of Louisiana GO
Series A, 5.00%, 03/01/25	110	114,203
Series A, 5.00%, 09/01/25	200	208,833
Series B, 5.00%, 05/01/25	40	41,613
Series B, 5.00%, 08/01/25	315	328,698
State of Louisiana RB, 5.00%, 09/01/25	245	256,157

		1,360,432

Maine — 0.4%
Maine Governmental Facilities Authority RB, 5.00%, 10/01/25	105	109,468

Security	Par (000)	Value

Maine (continued)
Maine Municipal Bond Bank RB
5.00%, 11/01/25	$400	$418,875
Series A, 5.00%, 09/01/25	250	260,766
Series B, 5.00%, 11/01/25	125	130,898
State of Maine GO, Series B, 5.00%, 06/01/25	285	297,058

		1,217,065

Maryland — 4.1%
City of Baltimore MD RB
5.00%, 07/01/25	295	306,557
Series A, 5.00%, 07/01/25	190	197,981
County of Anne Arundel MD GOL, 5.00%, 10/01/25	1,230	1,290,006
County of Baltimore MD GO
5.00%, 03/01/25	500	519,788
5.00%, 08/01/25	125	130,771
County of Charles MD GO, 5.00%, 10/01/25	60	62,927
County of Frederick MD, 5.00%, 08/01/25	300	313,683
County of Howard MD GO
5.00%, 08/15/25	285	298,331
Series A, 5.00%, 02/15/25	365	379,183
County of Montgomery MD COP, Series B, 5.00%, 04/01/25	100	103,856
County of Montgomery MD GO
5.00%, 11/01/25	1,000	1,050,102
Series C, 5.00%, 10/01/25	175	183,537
Series D, 4.00%, 11/01/25	490	500,519
County of Prince George’s MD GOL
5.00%, 07/15/25	1,500	1,568,205
Series A, 5.00%, 07/15/25	305	318,868
Series B, 5.00%, 07/15/25	45	47,046
State of Maryland Department of Transportation RB
4.00%, 09/01/25	400	407,169
5.00%, 09/01/25	315	329,519
5.00%, 10/01/25	390	408,472
5.00%, 12/01/25	130	136,093
State of Maryland GO
Second Series A, 5.00%, 08/01/25	435	454,849
Second Series B, 5.00%, 08/01/25	365	381,655
Series A, 5.00%, 03/15/25	175	181,954
Series A, 5.00%, 08/01/25	155	162,073
Series B, 4.00%, 08/01/25	335	341,464
Series B, 5.00%, 08/01/25	1,945	2,033,749
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	65	66,219
5.00%, 06/01/25 (GTD)	520	542,655
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/25 (GTD)	180	187,843

		12,905,074

Massachusetts — 3.2%
City of Boston MA GO, Series A, 5.00%, 11/01/25	200	210,137
Commonwealth of Massachusetts GO, Series A, 5.00%, 01/01/25	235	243,521
Commonwealth of Massachusetts GOL
5.00%, 07/01/25	100	104,408
Series A, 5.00%, 07/01/25	225	234,919
Series B, 5.00%, 04/01/25	160	166,434
Series B, 5.00%, 07/01/25	235	245,360
Series B, 5.25%, 09/01/25 (AGM)	375	395,006
Series C, 5.00%, 08/01/25	840	878,103
Series C, 5.00%, 09/01/25	135	141,297
Series C, 5.00%, 10/01/25	780	817,388

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series D, 5.00%, 07/01/25	$360	$375,870
Series E, 5.00%, 11/01/25 (AMBAC)	90	94,430
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	240	250,154
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/25	990	1,033,900
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25	1,520	1,589,356
Series 22, 5.00%, 08/01/25	85	88,947
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25	685	716,328
Series A, 5.00%, 10/15/25	250	262,422
Massachusetts School Building Authority RB
5.00%, 01/15/25	130	134,737
5.00%, 02/15/25	150	155,661
Series A, 5.00%, 11/15/41 (PR 11/15/25)	250	262,456
Series C, 5.00%, 08/15/25	250	261,354
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	445	460,476
Massachusetts Water Resources Authority
5.00%, 08/01/25	110	114,931
5.00%, 08/01/25 (ETM)	25	26,067
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	300	313,447
Series B, 5.25%, 08/01/25 (AGM)	15	15,786
Series C, 5.00%, 08/01/25	10	10,448
Town of Watertown MA GOL, 5.00%, 02/01/25	225	233,652
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	25	26,201

		9,863,196

Michigan — 1.0%
Michigan Finance Authority RB
Series A, 5.00%, 12/01/25	185	193,230
Series B, 5.00%, 10/01/25	465	487,025
Michigan State Building Authority RB
5.00%, 04/15/25	210	217,871
Series I, 5.00%, 04/15/25	370	383,868
State of Michigan GO
Series A, 5.00%, 05/01/25	130	135,496
Series B, 4.00%, 11/01/25	120	122,576
State of Michigan RB, 5.00%, 03/15/25	770	799,171
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/25	45	47,228
University of Michigan RB
5.00%, 04/01/25	380	395,281
Series A, 5.00%, 04/01/25	290	301,662
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	25,890

		3,109,298

Minnesota — 1.7%
City of Minneapolis MN GO, 4.00%, 12/01/25	150	153,163
County of Hennepin MN GO, Series A, 5.00%, 12/01/25	250	261,419
Metropolitan Council GO
5.00%, 03/01/25	130	135,086
Series A, 5.00%, 03/01/25	90	93,418
Series B, 5.00%, 12/01/25	1,000	1,049,261
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	135	139,352
Series C, 5.00%, 01/01/25	125	129,004
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	125	129,890

Security	Par (000)	Value

Minnesota (continued)
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	$55	$50,699
State of Minnesota GO
Series A, 5.00%, 08/01/25	495	517,453
Series A, 5.00%, 10/01/25	165	172,909
Series B, 5.00%, 08/01/25	265	277,021
Series B, 5.00%, 10/01/25	135	141,471
Series D, 5.00%, 08/01/25	530	554,041
Series E, 5.00%, 10/01/25	100	104,793
University of Minnesota RB
Series B, 5.00%, 10/01/25	150	157,020
Series B, 5.00%, 12/01/25	1,015	1,065,000

		5,131,000

Mississippi — 0.4%
State of Mississippi GO
Series B, 5.00%, 12/01/25	240	251,966
Series C, 5.00%, 10/01/25	505	528,920
Series F, 5.00%, 11/01/32 (PR 11/01/25)	300	314,768

		1,095,654

Missouri — 0.3%
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25	85	88,510
Missouri Highway & Transportation Commission RB, 5.00%, 05/01/25	340	353,959
Missouri State Board of Public Buildings RB, Series A, 5.00%, 04/01/25	375	389,196

		831,665

Nebraska — 0.4%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25	260	268,547
Series C, 5.00%, 01/01/25	260	268,547
Omaha Public Facilities Corp. RB, Series A, 5.00%, 06/01/25	50	52,065
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	85	87,932
Omaha Public Power District RB, Series A, 5.00%, 02/01/25	385	399,381

		1,076,472

Nevada — 1.7%
Clark County School District GOL, Series A, 5.00%, 06/15/25	870	902,880
Clark County Water Reclamation District GOL, 5.00%, 07/01/25	585	610,485
County of Clark Department of Aviation RB, 5.00%, 07/01/25	650	674,947
County of Clark NV GOL
5.00%, 11/01/25	325	340,335
Series A, 5.00%, 06/01/25	215	223,825
Series A, 5.00%, 11/01/25	215	225,145
Series B, 5.00%, 06/01/25	50	52,052
Series B, 5.00%, 12/01/25	270	283,058
County of Clark NV RB
5.00%, 07/01/25	475	494,460
Series B, 5.00%, 07/01/25	115	119,711
Las Vegas Valley Water District GOL, 5.00%, 06/01/25	185	192,641
State of Nevada GOL
5.00%, 05/01/25	145	150,953
Series A, 5.00%, 05/01/25	130	135,337
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	765	803,143

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	$140	$145,571
Series C, 5.00%, 10/01/25	55	57,449

		5,411,992

New Hampshire — 0.4%
City of Manchester NH GO, 4.00%, 06/15/25	310	314,581
City of Nashua NH GO, 5.00%, 09/01/25	140	146,724
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/25	265	277,035
5.00%, 08/15/25 (ST INTERCEPT)	70	73,179
Series A, 5.00%, 08/15/25	175	183,043
New Hampshire State Turnpike System RB, 4.00%, 11/01/25	160	163,102
State of New Hampshire GO
5.00%, 12/01/25	40	41,994
Series B, 5.00%, 12/01/25	175	183,725

		1,383,383

New Jersey — 2.5%
County of Essex NJ GO, 5.00%, 08/01/25	150	156,724
County of Monmouth NJ GO, 5.00%, 07/15/25	170	178,090
Monmouth County Improvement Authority (The) RB
5.00%, 02/15/25 (GTD)	100	103,886
5.00%, 12/01/25 (GTD)	270	283,867
New Jersey Economic Development Authority, 5.00%, 11/01/25	170	175,035
New Jersey Economic Development Authority RB
5.00%, 06/15/25	305	312,986
Series A, 4.13%, 06/15/25	170	170,784
Series B, 4.00%, 11/01/25 (SAP)	860	861,382
Series D, 5.00%, 06/15/25	30	30,785
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,000	1,050,675
New Jersey Educational Facilities Authority RB
Series B, 5.00%, 07/01/25	300	313,694
Series D, 5.00%, 07/01/25	460	480,997
New Jersey Infrastructure Bank RB, Series A-1, 5.00%, 09/01/25 (GTD)	110	115,161
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	105	107,986
Series A, 5.00%, 06/15/25	25	25,655
Series A, 5.75%, 06/15/25 (NPFGC)	220	230,834
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25	115	118,805
Series C-2, 5.50%, 01/01/25 (AMBAC)	590	615,998
State of New Jersey GO
5.00%, 06/01/25	1,015	1,053,350
5.00%, 06/01/32 (PR 06/01/25)	500	520,776
Series A, 5.00%, 06/01/25	915	949,572

		7,857,042

New Mexico — 0.5%
New Mexico Finance Authority RB
5.00%, 06/01/25	200	208,210
Series A, 5.00%, 06/15/25	210	218,739
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	88,583
State of New Mexico GO, 5.00%, 03/01/25	275	285,569
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/25	700	730,494
Series D, 5.00%, 07/01/25	50	52,178

		1,583,773

Security	Par (000)	Value

New York — 7.5%
City of New York NY GO
5.00%, 08/01/25	$510	$532,178
Series 1, 5.00%, 08/01/25	470	490,439
Series A, 5.00%, 08/01/25	1,510	1,575,665
Series A-1, 5.00%, 08/01/25	150	156,523
Series C, 4.00%, 08/01/25	235	239,228
Series C, 5.00%, 08/01/25	2,460	2,566,977
Series C-1, 5.00%, 08/01/25	500	521,743
Series E, 5.00%, 08/01/25	225	234,784
Series F-1, 5.00%, 06/01/25	115	119,721
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	25	26,058
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/25 (SAW)	260	270,611
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	101,435
Long Island Power Authority RB
0.00%, 06/01/25 (AGM)(a)	200	182,288
5.00%, 09/01/25	140	146,260
Metropolitan Transportation Authority RB
5.00%, 11/15/25	70	73,201
Series A, 5.00%, 11/15/25	105	109,801
Series A2, 5.00%, 11/15/25	150	153,654
Series B, 5.00%, 11/15/25	650	665,835
Series B2, 5.00%, 11/15/25	265	277,117
Series C-1, 5.00%, 11/15/25	65	66,584
Series F, 5.00%, 11/15/25	230	235,604
New York City Municipal Water Finance Authority RB, 5.00%, 06/15/25	395	412,245
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/25	175	177,783
5.00%, 07/15/25 (SAW)	35	36,444
5.00%, 07/15/25 (ETM) (SAW)	185	192,781
Series S-3, 5.00%, 07/15/25 (SAW)	650	676,816
Series S-4A, 5.00%, 07/15/25 (SAW)	140	145,776
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 11/01/25	40	41,864
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25	100	101,558
5.00%, 02/01/25	95	98,381
5.00%, 05/01/25	100	103,935
5.00%, 08/01/25	455	474,543
5.00%, 11/01/25	230	240,719
Series A-1, 5.00%, 08/01/25	10	10,430
Series B-1, 5.00%, 08/01/25	250	260,738
Series C, 5.00%, 11/01/25	1,120	1,172,198
New York City Water & Sewer System RB
4.00%, 06/15/25	540	550,124
5.00%, 06/15/25	205	213,950
Series FF, 4.00%, 06/15/25	50	50,937
Series GG, 5.00%, 06/15/25	300	313,098
New York State Dormitory Authority RB
4.00%, 02/15/25	125	127,044
5.00%, 03/15/25	250	259,881
5.00%, 10/01/25	155	163,047
5.00%, 07/01/37 (PR 07/01/25)	15	15,642
Series 1, 5.00%, 03/15/25	305	317,054
Series A, 5.00%, 02/15/25	365	378,803
Series A, 5.00%, 03/15/25	855	888,791
Series A, 5.00%, 07/01/25	300	312,022

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/25	$365	$378,944
Series B, 5.50%, 03/15/25 (AMBAC)	160	167,683
Series D, 5.00%, 02/15/25	650	674,197
Series E, 5.00%, 02/15/25	60	62,292
Series E, 5.00%, 03/15/25	540	560,919
New York State Environmental Facilities Corp., 5.00%, 06/15/25	135	140,929
New York State Environmental Facilities Corp. RB
5.00%, 10/15/25	70	73,438
Series A, 4.00%, 06/15/25	100	101,900
Series B, 5.00%, 06/15/25	300	313,174
Series D, 5.00%, 03/15/25	215	223,594
New York State Thruway Authority RB
5.00%, 01/01/25	220	227,418
Series A-1, 5.00%, 03/15/25	200	207,253
Series L, 5.00%, 01/01/25	160	165,395
New York State Urban Development Corp.
5.00%, 03/15/25	455	471,817
5.00%, 03/15/25 (ETM)	5	5,192
New York State Urban Development Corp. RB
5.00%, 03/15/25	335	347,381
Series A, 5.00%, 03/15/25	955	990,296
Series C, 5.00%, 03/15/25	105	108,881
Port Authority of New York & New Jersey RB
4.00%, 12/01/25	145	147,546
Series 189, 5.00%, 05/01/25	120	124,634
Series 205, 5.00%, 11/15/25	480	502,206
State of New York GO, Series-A, 5.00%, 03/15/25	50	52,022
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/25	170	178,316
Series B, 5.00%, 11/15/25	510	534,947
Series C-1, 5.00%, 11/15/25	260	272,641

		23,515,325

North Carolina — 2.0%
City of Charlotte NC COP
5.00%, 12/01/25	50	52,433
Series B, 5.00%, 06/01/25	50	52,065
City of Charlotte NC GO, Series A, 5.00%, 07/01/25	85	88,813
City of Charlotte NC Water & Sewer System RB, 5.00%, 07/01/25	180	188,076
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	405	423,170
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	245	256,698
City of Winston-Salem NC Water & Sewer System Revenue RB, 5.00%, 06/01/25	100	104,357
County of Buncombe NC, 5.00%, 06/01/25	205	213,673
County of Durham NC GO, 5.00%, 10/01/25	275	288,494
County of Forsyth NC GO
5.00%, 03/01/25	185	192,364
5.00%, 07/01/25	70	73,159
5.00%, 12/01/25	200	210,332
County of Guilford NC GO, 5.00%, 03/01/25	350	363,852
County of Iredell NC RB, 5.00%, 12/01/25	25	26,239
County of Johnston NC GO, 4.00%, 02/01/25	145	147,269
County of Mecklenburg NC GO, 5.00%, 03/01/25	110	114,353
County of New Hanover NC GO, 5.00%, 08/01/25	100	104,643
County of Wake NC, 5.00%, 03/01/25	500	519,788
County of Wake NC GO
Series A, 5.00%, 03/01/25	175	181,926
Series C, 5.00%, 03/01/25	370	384,643

Security	Par (000)	Value

North Carolina (continued)
County of Wake NC RB, 5.00%, 08/01/25	$150	$156,724
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/25	500	515,381
State of North Carolina GO
5.00%, 06/01/25	160	167,011
Series A, 5.00%, 06/01/25	200	208,764
Series B, 5.00%, 06/01/25	755	788,084
State of North Carolina RB
5.00%, 03/01/25	165	170,966
5.00%, 05/01/25	170	176,896
Series B, 5.00%, 05/01/25	150	156,085

		6,326,258

Ohio — 2.7%
American Municipal Power Inc. RB, Series-A, 5.00%, 02/15/25	135	139,642
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	150	153,083
City of Cleveland OH GO, 5.00%, 12/01/25	110	115,156
City of Columbus OH GO
Series 1, 5.00%, 07/01/25	575	600,049
Series A, 4.00%, 04/01/25	195	198,260
Series A, 5.00%, 04/01/25	175	181,955
City of Columbus OH GOL, Series B, 4.00%, 07/01/25	35	35,639
City of Columbus OH RB, Series A, 5.00%, 07/01/25	140	146,099
Cleveland Department of Public Utilities Division of Water RB, 5.00%, 01/01/25	780	807,126
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/25	155	161,558
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	120	125,481
Ohio State University (The) RB, 5.00%, 12/01/25	505	530,028
Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/25	105	108,822
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/25	125	130,288
Series A, 5.00%, 12/01/25	230	241,468
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/25	400	416,923
5.00%, 12/01/25	195	204,723
Series 2015-A, 5.00%, 12/01/25	450	472,302
Series B, 5.00%, 12/01/25	55	57,742
State of Ohio, 5.00%, 11/01/25	100	104,894
State of Ohio GO
4.00%, 05/01/25	150	152,625
5.00%, 08/01/25	485	506,740
5.00%, 08/01/25 (ETM)	5	5,213
5.00%, 09/01/25	165	172,605
Series A, 5.00%, 06/15/25	250	260,723
Series A, 5.00%, 09/01/25	240	251,062
Series A, 5.00%, 09/15/25	135	141,302
Series A, 5.00%, 05/01/37 (PR 05/01/25)	295	307,255
Series B, 5.00%, 09/01/25	225	235,371
Series B, 5.00%, 09/15/25	195	204,103
Series S, 5.00%, 05/01/25	65	67,684
Series V, 5.00%, 05/01/25	130	135,369
State of Ohio RB
5.00%, 04/01/25	290	301,047
Series A, 5.00%, 02/01/25	50	51,780
Series C, 5.00%, 12/01/25	145	151,926
Series-A, 5.00%, 06/01/25	430	447,434

		8,323,477

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 0.5%
City of Oklahoma City OK GO, 5.00%, 03/01/25	$95	$98,543
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	125	126,359
Series A, 5.00%, 06/01/25	385	399,451
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	111,648
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	385	401,972
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	210	216,770
Oklahoma Water Resources Board RB, 5.00%, 04/01/25	300	311,781

		1,666,524

Oregon — 1.4%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/25	15	15,632
City of Portland OR GOL, 5.00%, 06/15/25	50	52,170
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 06/15/25	220	229,155
City of Portland Sewer System Revenue, 5.00%, 06/01/25	140	145,747
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29 (PR 06/15/25) (GTD)	300	313,026
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/25 (GTD)	100	104,161
Series B, 5.00%, 06/15/25 (GTD)	225	234,363
Multnomah County School District No. 7 Reynolds, 0.00%, 06/15/36 (PR 06/15/25) (GTD)(a)	650	364,978
Portland Community College District GO, 5.00%, 06/15/25	310	322,900
Salem-Keizer School District No. 24J GO, Series-B, 5.00%, 06/15/25 (GTD)	275	286,444
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	300	314,763
Series C, 5.00%, 11/15/25	100	104,921
State of Oregon GO
5.00%, 05/01/25	930	968,181
5.00%, 08/01/35 (PR 08/01/25)	500	522,681
Series H, 5.00%, 08/01/25	195	203,741
Series L, 5.00%, 08/01/25	185	193,293

		4,376,156

Pennsylvania — 2.2%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	255	264,593
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 10/01/25	600	623,675
Series B, 5.00%, 11/01/25	125	130,065
Commonwealth of Pennsylvania, 5.00%, 10/01/25	500	523,116
Commonwealth of Pennsylvania GO
5.00%, 07/15/25	70	73,017
5.00%, 09/15/25 (AGM)	20	20,962
First Series, 5.00%, 01/01/25	320	331,196
First Series, 5.00%, 02/01/25 (AGM)	370	384,147
First Series, 5.00%, 08/15/25	735	767,582
First Series, 5.00%, 09/15/25	720	752,808
Second Series, 5.00%, 09/15/25	640	669,163
Series D, 5.00%, 08/15/25	140	146,206
County of Bucks PA GO, 5.00%, 06/01/25	140	146,099
Delaware County Authority RB, 5.00%, 12/01/25	60	62,526
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/25	105	109,220
Delaware River Port Authority RB, Series B, 5.00%, 01/01/25	220	226,305
Pennsylvania State University (The) RB, 5.25%, 08/15/25	250	262,800
Pennsylvania Turnpike Commission, 5.00%, 12/01/25	100	104,538

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/25	$410	$428,605
Series A2, 5.00%, 12/01/25	480	501,782
Series B, 5.00%, 06/01/25	170	175,320
Philadelphia Authority for Industrial Development RB, 5.00%, 07/01/25	100	103,890
Township of Lower Merion PA GO, 5.00%, 01/15/25	50	51,844

		6,859,459

Rhode Island — 0.6%
Narragansett Bay Commission, 5.00%, 02/01/30 (PR 02/01/25)	400	415,029
Rhode Island Commerce Corp., 5.00%, 06/15/25	190	196,747
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	445	460,689
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/25	130	136,268
Series B, 5.00%, 10/01/25	135	141,509
State of Rhode Island GO
5.00%, 01/15/25	380	392,865
Series A, 5.00%, 08/01/25	95	98,953

		1,842,060

South Carolina — 0.4%
City of Columbia SC Waterworks & Sewer System Revenue RB, Series B, 5.00%, 02/01/25	265	274,840
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	400	420,139
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25, (SCSDE)	100	103,844
South Carolina Transportation Infrastructure Bank RB, Series-B, 5.00%, 10/01/25	180	187,609
State of South Carolina GO, 5.00%, 04/01/25	125	130,145

		1,116,577

Tennessee — 3.1%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	85	89,213
City of Memphis TN GO, Series A, 5.00%, 12/01/25	210	220,408
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	470	492,262
County of Blount TN GO, 5.00%, 06/01/25	535	557,499
County of Hamilton TN GO
4.00%, 03/01/25	335	340,646
Series A, 5.00%, 04/01/25	150	156,174
County of Montgomery TN GO, 5.00%, 04/01/25	350	363,497
County of Shelby TN GO
5.00%, 04/01/25	250	259,994
Series A, 5.00%, 04/01/25	345	358,711
County of Sumner TN GO, 5.00%, 12/01/25	150	157,254
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
5.00%, 05/15/25	80	83,311
Series A, 5.00%, 05/15/25	145	151,002
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	640	662,935
5.00%, 07/01/25	945	986,167
Series A, 5.00%, 07/01/25	270	281,762
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/25	45	46,949
Series B, 5.00%, 07/01/25	105	109,547

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
State of Tennessee GO
5.00%, 02/01/25	$580	$602,304
5.00%, 09/01/25	125	130,969
5.00%, 08/01/29 (PR 08/01/25)	2,000	2,090,722
Series A, 5.00%, 08/01/25	405	423,806
Tennessee State School Bond Authority, 5.00%, 11/01/25 (ST INTERCEPT)	270	283,291
Tennessee State School Bond Authority RB
5.00%, 11/01/25 (ST HGR ED INTERCEPT PROG)	135	141,724
Series A, 5.00%, 11/01/25 (NPFGC)	280	293,947
Series B, 5.00%, 11/01/25	285	299,196

		9,583,290

Texas — 11.6%
Alamo Regional Mobility Authority RB, 5.00%, 06/15/25	180	187,169
Aldine Independent School District GOL, 5.00%, 02/15/25	200	207,145
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	230	238,525
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF)	70	72,642
Series B, 5.00%, 02/15/25 (PSF)	100	103,774
Austin Community College District, 5.00%, 08/01/25	295	307,750
Austin Community College District GOL, 5.00%, 08/01/25	100	104,322
Austin Independent School District GO
5.00%, 08/01/25 (PSF)	635	663,464
Series B, 5.00%, 08/01/25 (PSF)	195	203,741
Birdville Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	170	176,301
Board of Regents of the University of Texas System RB
Series C, 5.00%, 08/15/25	205	214,366
Series J, 5.00%, 08/15/25	245	256,193
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	135	138,529
City of Arlington TX GOL, 5.00%, 08/15/25	130	135,904
City of Austin TX GOL, 5.00%, 09/01/25	240	250,864
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/25	240	251,033
City of Austin/TX GOL, 5.00%, 09/01/25	240	250,864
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/25	300	314,039
Series A, 5.00%, 10/01/25	100	104,680
City of Frisco TX GOL, 5.00%, 02/15/25	265	274,823
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	65	67,478
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/25	100	104,744
Series A, 0.00%, 12/01/25 (AGM)(a)	20	17,792
Series B, 5.00%, 11/15/25	300	314,232
Series D, 5.00%, 11/15/25	230	240,167
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	15,551
City of Plano TX GOL
5.00%, 09/01/25	170	177,789
Series A, 5.00%, 09/01/25	95	99,353
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	555	575,975
Series ETM, 5.00%, 02/01/25 (ETM)	50	51,879
City of San Antonio TX GOL, 5.00%, 08/01/25	600	627,699
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	165	171,153
County of Bexar TX GOL, 5.00%, 06/15/25	70	72,913
County of Bexar TX RB, 5.00%, 06/15/25	300	312,484

Security	Par (000)	Value

Texas (continued)
County of Denton TX GOL, 5.00%, 05/15/25	$185	$192,703
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	110	114,027
County of Harris TX GOL
5.00%, 10/01/25	145	151,662
Series B, 5.00%, 10/01/25	405	423,609
County of Harris TX RB
5.00%, 08/15/25	405	423,503
Series A, 5.00%, 08/15/25	370	386,904
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	120	124,448
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	965	1,000,985
Dallas Area Rapid Transit RB, 5.00%, 12/01/25	915	959,253
Dallas Fort Worth International Airport, 5.00%, 11/01/25	250	260,636
Dallas Fort Worth International Airport RB, 5.00%, 11/01/25	230	238,723
Dallas Independent School District, 5.00%, 02/15/25 (PSF)	500	517,751
Dallas Independent School District GO, Series A, 5.00%, 02/15/25 (PSF)	395	409,023
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	325	339,495
Fort Bend Independent School District GO, 5.00%, 02/15/25 (PSF)	150	155,560
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	465	482,028
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	395	412,617
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	181,426
Irving Independent School District GO, 5.00%, 02/15/25 (PSF)	740	767,595
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	135	139,954
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	108,657
Series D, 5.00%, 02/15/25 (PSF)	35	36,219
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	105	108,962
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	65	67,438
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	40	41,772
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	330	298,372
Series A, 5.00%, 08/15/25 (PSF)	125	130,847
Series B, 0.00%, 08/15/25(a)	100	90,169
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	230	240,445
Series B, 5.00%, 08/15/25	130	135,833
Lone Star College System GOL
5.00%, 02/15/25	175	181,252
5.00%, 08/15/25	40	41,719
Series B, 5.00%, 02/15/25	390	403,933
Lower Colorado River Authority RB
5.00%, 05/15/25	210	217,397
Series D, 5.00%, 05/15/25	140	144,931
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series B, 5.00%, 11/01/25	180	188,599
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/25	220	230,509
Series-A, 5.00%, 11/01/25	120	125,732

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	$305	$318,917
North Texas Municipal Water District RB, 5.00%, 06/01/25	200	207,432
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System, 5.00%, 06/01/25	25	26,070
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/25	670	701,251
North Texas Tollway Authority RB
6.50%, 01/01/43 (PR 01/01/25)	2,000	2,126,929
Series A, 5.00%, 01/01/25	205	211,782
Northside Independent School District GO
5.00%, 06/15/25 (PSF)	100	104,034
Series A, 5.00%, 08/15/25 (PSF)	100	104,270
Northwest Independent School District, 5.00%, 02/15/28 (PR 02/15/25)	45	46,669
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	50	51,820
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/25	215	223,975
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/25	230	240,020
Series B, 5.00%, 07/01/25	180	187,841
Plano Independent School District GO, 5.00%, 02/15/25	150	155,459
Rockwall Independent School District GO, 5.00%, 02/15/25 (PSF)	110	114,028
Round Rock Independent School District GO
5.00%, 08/01/25	70	73,100
5.00%, 08/01/25 (PSF)	60	62,673
5.00%, 08/01/35 (PR 08/01/25) (PSF)	600	627,217
Series A, 5.00%, 08/01/25 (PSF)	120	125,347
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	290	300,879
5.00%, 08/15/25 (PSF)	170	177,675
San Antonio Water System RB
Series A, 5.00%, 05/15/25	125	130,298
Series C, 5.00%, 05/15/25	70	72,967
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	215	224,531
State of Texas GO
5.00%, 04/01/25	245	254,563
5.00%, 10/01/25	1,210	1,266,282
Series A, 5.00%, 04/01/25	155	161,050
Series A, 5.00%, 08/01/25	195	203,584
State of Texas GOL, Series A, 5.00%, 08/01/25	235	245,345
Tarrant Regional Water District Water Supply System Revenue RB, 5.00%, 03/01/25	145	150,507
Texas A&M University RB
5.00%, 05/15/25	1,110	1,154,297
Series C, 5.00%, 05/15/25	695	722,735
Texas State Technical College, 5.00%, 08/01/25 (AGM)	300	311,303
Texas State Technical College RB, 4.00%, 10/15/25	100	101,947
Texas State University System RB, 5.00%, 03/15/25	425	441,200
Texas Tech University System, 5.00%, 02/15/25	210	217,549
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/25	285	297,427
First Series, 5.00%, 10/01/25	85	88,833
Series A, 5.00%, 10/01/25	1,415	1,478,815
Texas Water Development Board, 5.00%, 04/15/25	500	519,937
Texas Water Development Board RB
Series A, 5.00%, 04/15/25	125	129,984

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/15/25	$255	$267,084
Series B, 5.00%, 04/15/25	185	192,377
Series B, 5.00%, 10/15/25	815	853,620
Trinity River Authority Central Regional Wastewater System Revenue, 5.00%, 08/01/25	280	292,476
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/25	950	992,329
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	240	248,413
University of North Texas System RB
5.00%, 04/15/25	175	181,142
Series A, 5.00%, 04/15/25	300	310,529
University of Texas System (The) RB
5.00%, 08/15/25	170	177,767
Series E, 5.00%, 08/15/25	120	125,482
Series H, 5.00%, 08/15/25	260	271,879

		36,053,665

Utah — 1.1%
Davis School District GO, Series B, 5.00%, 06/01/25	40	41,702
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	110	114,718
State of Utah GO
5.00%, 07/01/25	930	972,693
5.00%, 07/01/25 (PR 01/01/25)	200	207,252
University of Utah (The) RB
4.00%, 08/01/25	250	254,362
Series A, 4.00%, 08/01/25	75	76,348
Series A, 5.00%, 08/01/25	160	167,129
Series B1, 5.00%, 08/01/25 (SAP)	75	78,342
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	520	541,652
Utah Transit Authority RB
5.00%, 06/15/25	330	343,312
5.00%, 06/15/35 (PR 06/15/25)	295	307,809
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/25	195	202,273

		3,307,592

Vermont — 0.1%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	41,781
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	115	120,562

		162,343

Virginia — 4.7%
City of Alexandria VA GO, Series D, 5.00%, 07/01/25 (SAW)	140	146,062
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	127,247
City of Hampton VA GO, 5.00%, 09/01/25 (SAW)	165	172,514
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	151,950
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	130,935
City of Richmond VA GO
5.00%, 03/01/25 (SAW)	125	129,747
Series B, 5.00%, 07/15/25 (SAW)	35	36,527
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	105	108,781
City of Virginia Beach VA Water & Sewer System Revenue RB, 5.00%, 10/01/25	100	104,651
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	75	78,305
County of Arlington VA GO
5.00%, 08/15/25	150	156,853
Series A, 5.00%, 08/01/25 (SAW)	50	52,255
Series B, 5.00%, 08/15/25	75	78,427
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	210,021

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	$245	$256,952
County of Henrico VA GO
5.00%, 07/15/25	130	135,945
Series A, 5.00%, 08/01/25 (SAW)	550	575,539
County of Loudoun VA GO, Series A, 5.00%, 12/01/25 (SAW)	1,000	1,050,759
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/25	285	295,881
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	105	106,971
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	36,254
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39 (PR 07/01/25)	2,000	2,036,010
Virginia Beach Development Authority RB, 5.00%, 04/01/25	155	161,050
Virginia College Building Authority RB
5.00%, 09/01/25	525	549,198
Series A, 5.00%, 02/01/25	150	155,405
Series A, 5.00%, 02/01/28 (PR 02/01/25)	125	129,697
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	311,272
Series B, 5.00%, 09/01/25	280	292,751
Series E, 5.00%, 02/01/25	595	616,440
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	930	965,233
5.00%, 05/15/25	30	31,212
5.00%, 09/15/25	130	135,887
Series A, 5.00%, 05/15/25	555	577,423
Virginia Public Building Authority RB
5.00%, 08/01/25	1,195	1,247,926
Series A, 5.00%, 08/01/25	175	182,751
Series B, 5.00%, 08/01/25	965	1,007,740
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	240	249,170
5.00%, 08/01/25	430	448,814
5.00%, 08/01/25 (SAW)	50	52,228
Series A, 5.00%, 08/01/25	200	208,751
Series B, 5.00%, 08/01/25	255	266,157
Series C, 5.00%, 08/01/25	385	401,845
Virginia Resources Authority Clean Water Revolving Fund RB,
5.00%, 10/01/25	65	68,190
Virginia Resources Authority RB
5.00%, 11/01/25	410	429,437
Series C, 5.00%, 11/01/25	30	31,512
Series D, 4.00%, 11/01/25	55	55,960

		14,754,635

Washington — 5.0%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/25	150	157,297
Series S-1, 5.00%, 11/01/25	585	613,457
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB, SERIES S-1, 5.00%, 11/01/30 (PR 11/01/25)	290	304,276
City of Seattle Municipal Light & Power Revenue, 5.00%, 07/01/25	500	521,132
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 07/01/25	90	93,921
5.00%, 09/01/25	750	784,569
City of Seattle WA GOL
5.00%, 06/01/25	535	558,309
5.00%, 12/01/25	335	352,105
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 02/01/25	185	191,666

Security	Par (000)	Value

Washington (continued)
Series B, 5.00%, 04/01/25	$125	$129,820
Series C, 5.00%, 09/01/25	240	250,731
Series-A, 5.00%, 07/01/25	135	140,706
City of Seattle WA Water System Revenue RB
5.00%, 05/01/25	320	333,215
5.00%, 08/01/25	225	235,146
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	110	113,825
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	190	199,473
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	220	227,207
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25 (SCH BD GTY)	235	246,717
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	55	57,759
County of King WA GOL
5.00%, 07/01/25	95	99,139
5.00%, 12/01/25	180	188,975
County of King WA Sewer Revenue, 5.00%, 01/01/25	200	207,167
County of King WA Sewer Revenue RB
5.00%, 07/01/34 (PR 01/01/25)	400	414,674
Series-B, 5.00%, 07/01/25	165	172,188
County of Kitsap WA GOL, 5.00%, 06/01/25	140	145,923
County of Pierce WA GO, 5.00%, 08/01/25	150	156,523
County of Pierce WA GOL
5.00%, 08/01/25	100	104,349
Series A, 5.00%, 07/01/25	50	52,113
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	115	120,734
Energy Northwest RB
Series A, 5.00%, 07/01/25	1,175	1,224,661
Series C, 5.00%, 07/01/25	820	854,657
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	110	115,550
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	140	146,980
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	250	262,615
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	105	110,235
Port of Seattle WA RB, 4.00%, 02/01/25	130	131,611
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	116,958
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25, (SCH BD GTY)	165	172,980
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	50	52,493
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	65	68,241
State of Washington
5.00%, 02/01/25	255	264,469
5.00%, 07/01/25	210	219,148
State of Washington COP
5.00%, 01/01/25	175	181,086
5.00%, 07/01/25 (ST INTERCEPT)	350	364,793
Series C, 5.00%, 07/01/25	45	46,902
State of Washington GO
5.00%, 02/01/25	240	248,912
Series A, 5.00%, 08/01/25	155	161,948
Series A-1, 5.00%, 08/01/25	165	172,396
Series B, 5.00%, 06/01/25	160	166,769
Series B, 5.00%, 08/01/25	100	104,482
Series D, 5.00%, 02/01/25	50	51,857

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series D, 5.00%, 06/01/25	$750	$781,730
Series E, 5.00%, 06/01/25	700	729,615
Series F, 0.00%, 12/01/25 (AMBAC)(a)	240	214,408
Series R-2018C, 5.00%, 08/01/25	135	141,051
Series R-2018D, 5.00%, 08/01/25	375	391,809
University of Washington, 5.00%, 04/01/25	400	415,708
University of Washington RB
5.00%, 04/01/25	160	166,283
5.00%, 12/01/25	125	131,158
Series B, 4.00%, 06/01/25	240	244,919

		15,629,540

West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/25	115	119,865
5.00%, 12/01/25	150	157,479
Series A, 5.00%, 06/01/25	455	474,250
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/25	315	327,787
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	240	249,957

		1,329,338

Wisconsin — 1.8%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	855	892,035
State of Wisconsin GO
5.00%, 05/01/25	95	99,016
5.00%, 05/01/32 (PR 05/01/25)	135	140,608
Series 2, 4.00%, 11/01/25	135	137,704

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 11/01/25	$2,120	$2,226,216
Series A, 5.00%, 05/01/25	470	489,869
Series B, 5.00%, 05/01/25	250	260,569
State of Wisconsin RB, Series A, 5.00%, 05/01/25	180	187,346
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	500	522,302
Series 2, 5.00%, 07/01/25	675	705,108

		5,660,773

Total Long-Term Investments — 98.6% (Cost: $322,495,665)		307,448,705

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 1.83%(b)(c)	1,305	1,305,035

Total Short-Term Securities — 0.4% (Cost: $1,305,035)		1,305,035

Total Investments — 99.0% (Cost: $323,800,700)		308,753,740

Other Assets Less Liabilities — 1.0%		3,257,889

Net Assets — 100.0%		$312,011,629

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$160,825	$1,144,114	(a)	$—	$96	$—	$1,305,035	1,305	$9,204	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$307,448,705	$—	$307,448,705
Money Market Funds	1,305,035	—	—	1,305,035

	$1,305,035	$307,448,705	$—	$308,753,740

See notes to financial statements.

72	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/26	$110	$116,766
Series A, 5.00%, 09/01/36 (PR 09/01/26)	250	265,377
Series B, 5.00%, 09/01/26	605	642,213
Alabama Highway Finance Corp., 5.00%, 08/01/26	115	121,435
Alabama Public School & College Authority, 5.00%, 05/01/26 (Call 05/01/25)	10	10,406
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/26	130	138,213
Series B, 5.00%, 01/01/26 (Call 07/01/24)	300	308,249
Series C, 5.00%, 06/01/26 (Call 12/01/24)	150	155,105
Black Belt Energy Gas District RB, VRDN, 4.00%, 10/01/52 (Put 12/01/26)(a)	300	288,781
State of Alabama GO
5.00%, 11/01/26 (Call 02/01/26)	100	105,253
Series C, 5.00%, 08/01/27 (Call 08/01/26)	330	349,574
University of Alabama (The) RB, Series C, 5.00%, 07/01/26	125	131,944

		2,633,316

Arizona — 2.1%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	225	238,136
Arizona State University RB
Series A, 5.00%, 07/01/26	35	36,994
Series B, 5.00%, 07/01/29 (Call 07/01/26)	105	110,094
Arizona Transportation Board RB, Series A, 5.00%, 07/01/26	430	454,342
City of Phoenix AZ GO
4.00%, 07/01/26	155	158,473
5.00%, 07/01/26	545	575,853
5.00%, 07/01/27 (Call 07/01/26)	185	195,735
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/26	100	105,803
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27 (Call 07/01/26)	320	336,873
5.00%, 07/01/29 (Call 07/01/26)	325	342,824
5.50%, 07/01/26 (NPFGC)	40	42,763
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	100	105,661
County of Pima Sewer System Revenue, 5.00%, 07/01/26	240	253,586
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/26	340	357,366
Series A, 5.00%, 01/01/26	845	888,162
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	105,732
University of Arizona (The) RB, Series A, 4.00%, 06/01/28 (Call 06/01/26)	220	223,537

		4,531,934

Arkansas — 0.1%
State of Arkansas GO
5.00%, 04/01/26 (Call 10/01/24)	115	118,653
5.00%, 10/01/26 (Call 10/01/24)	20	20,636

		139,289

California — 13.3%
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(b)	55	47,632
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/26	500	531,552
Beverly Hills Unified School District CA GO, 0.00%, 08/01/26(b)	100	87,371
California Health Facilities Financing Authority RB, 5.00%, 11/15/26 (Call 11/15/25)	115	120,702

Security	Par (000)	Value

California (continued)
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/26	$75	$80,131
5.00%, 10/01/27 (Call 04/01/26)	130	137,743
5.00%, 10/01/27 (PR 10/01/26)	100	106,500
5.00%, 10/01/28 (Call 04/01/26)	40	42,356
California State Public Works Board, 5.00%, 08/01/26	190	201,250
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	175	178,075
5.00%, 09/01/26	75	79,530
5.00%, 04/01/29 (Call 10/01/26)	225	238,556
Series A, 5.00%, 09/01/26 (Call 09/01/24)	210	217,727
Series B, 5.00%, 04/01/26	50	52,739
Series B, 5.00%, 10/01/26 (Call 10/01/24)	125	129,796
Series C, 5.00%, 11/01/27 (Call 11/01/26)	160	170,004
Series D, 4.00%, 04/01/28 (Call 10/01/26)	250	254,631
California State University RB
5.00%, 11/01/26	180	191,789
Series A, 5.00%, 11/01/26	375	399,560
Series A, 5.00%, 11/01/26 (Call 11/01/25)	130	136,561
Series A, 5.00%, 11/01/28 (Call 05/01/26)	205	216,584
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	80	84,716
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	210	221,878
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	340	362,044
5.00%, 11/01/28 (Call 11/01/26)	195	207,570
5.00%, 11/01/29 (Call 11/01/26)	285	303,283
Series D, 5.00%, 11/01/26	240	256,183
Contra Costa Transportation Authority Sales Tax Revenue RB, 4.00%, 03/01/26 (Call 03/01/25)	80	81,444
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	53,288
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/26	150	158,892
East Side Union High School District GO, 5.00%, 08/01/28 (Call 08/01/26)	275	292,019
El Camino Community College District Foundation (The) GO, 5.00%, 08/01/28 (Call 08/01/26)	180	191,140
El Camino Community College District GO, Series C, 0.00%, 08/01/26(b)	150	131,346
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(b)	50	43,238
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(b)	80	70,051
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26 (NPFGC)(b)	100	85,482
Grossmont Union High School District GO, 0.00%, 08/01/26 (AGM)(b)	90	78,172
Long Beach Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	215	228,455
Los Angeles Community College District/CA, 5.00%, 08/01/26	400	426,154
Los Angeles Community College District/CA GO
Series C, 5.00%, 06/01/26	150	159,414
Series G, 5.00%, 08/01/26 (PR 08/01/24)	70	72,200
Series I, 4.00%, 08/01/26	100	102,958
Series I, 4.00%, 08/01/29 (Call 08/01/26)	100	102,408
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/26	170	180,408
5.00%, 07/01/26 (Call 07/01/25)	140	146,365

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 06/01/27 (Call 06/01/26)	$135	$143,063
Series A, 5.00%, 06/01/28 (Call 06/01/26)	140	148,271
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, 5.00%, 07/01/26	215	228,162
Los Angeles County Public Works Financing Authority, 5.00%, 12/01/26 (Call 12/01/25)	100	105,024
Los Angeles County Public Works Financing Authority RB
Series A, 5.00%, 12/01/26 (Call 12/01/24)	70	72,504
Series S, 5.00%, 10/01/29 (Call 10/01/26)	300	316,845
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/26	175	185,714
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/26	275	291,836
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/26	380	403,264
Series B, 5.00%, 07/01/26 (Call 06/01/26)	30	31,798
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/26	145	154,083
5.00%, 07/01/26 (Call 01/01/26)	440	463,984
Los Angeles Department of Water RB
5.00%, 07/01/26	150	159,397
Series A, 5.00%, 07/01/26 (Call 07/01/24)	85	87,622
Series A, 5.00%, 07/01/29 (Call 01/01/26)	130	136,868
Los Angeles Unified School District/CA GO
5.00%, 07/01/26	200	212,315
Series A, 5.00%, 07/01/26	615	652,869
Series B, 5.00%, 07/01/28 (Call 07/01/26)	620	654,969
Series C, 5.00%, 07/01/26	105	111,465
Series C, 5.00%, 07/01/26 (Call 07/01/24)	215	221,209
Series D, 5.00%, 07/01/26 (Call 07/01/24)	170	174,910
Metropolitan Water District of Southern California RB
Series A, 2.50%, 07/01/26	230	219,747
Series A, 5.00%, 07/01/26	260	275,825
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/26	410	436,219
Newport Mesa Unified School District GO, 0.00%, 08/01/26 (NPFGC)(b)	190	165,456
Ohlone Community College District GO, Series C, 4.00%, 08/01/29 (Call 08/01/26)	65	66,566
Palo Alto Unified School District GO, 0.00%, 08/01/26(b)	170	148,914
Palos Verdes Peninsula Unified School District GO, 0.00%, 11/01/26 (NPFGC)(b)	165	142,733
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/29 (Call 08/01/26)	165	168,974
Port of Los Angeles RB, Series C2, 5.00%, 08/01/26	120	127,584
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (PR 08/15/26)	40	42,523
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 08/01/26 (Call 08/01/25)	80	83,678
Sacramento Municipal Utility District RB
5.00%, 07/01/26 (Call 07/01/25)	150	156,780
5.00%, 08/15/26	65	69,242
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	100	102,474
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/29 (Call 04/01/26)	260	275,065
San Diego County Water Authority RB, 5.00%, 05/01/26 (Call 05/01/25)	100	104,284

Security	Par (000)	Value

California (continued)
San Diego Unified School District/CA
5.50%, 07/01/26 (AGM)	$205	$221,877
5.50%, 07/01/26 (ETM) (AGM)	25	26,870
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/26(b)	20	17,584
Series A, 0.00%, 07/01/26 (ETM)(b)	30	26,377
Series R-5, 4.00%, 07/01/29 (Call 07/01/26)	215	219,166
Series R-5, 5.00%, 07/01/26	100	106,336
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/26	55	56,549
5.00%, 08/01/26	200	212,786
Series D, 5.00%, 08/01/26 (Call 08/01/25)	60	62,871
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	240	251,985
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/26 (PR 09/01/24)	100	103,246
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NATL)(b)	275	240,168
Series B, 0.00%, 09/01/26 (NPFGC)(b)	95	82,967
Santa Barbara Community College District GO
5.00%, 08/01/27 (Call 08/01/26)	100	106,258
5.00%, 08/01/28 (Call 08/01/26)	120	127,427
5.00%, 08/01/29 (Call 08/01/26)	50	53,061
Santa Clara County Financing Authority RB, 5.00%, 05/01/26	150	158,707
Santa Clara Unified School District GO, 5.00%, 07/01/26 (Call 07/01/24)	95	97,697
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	95	100,995
Santa Clara Valley Water District COP, Series A, 5.00%, 02/01/29 (Call 02/01/26)	320	336,695
Santa Monica-Malibu Unified School District GO, Series D, 4.00%, 08/01/26 (PR 08/01/25)	40	40,888
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/26 (Call 01/01/25)	65	67,433
State of California Department of Water Resources RB
5.00%, 12/01/26	155	165,765
5.00%, 12/01/29 (Call 12/01/26)	150	159,962
Series AV, 5.00%, 12/01/26 (Call 06/01/26)	80	84,913
Series AW, 5.00%, 12/01/27 (Call 12/01/26)	155	165,598
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	315	336,047
State of California GO
4.00%, 04/01/26	100	102,239
4.00%, 11/01/26	750	768,680
4.00%, 09/01/27 (Call 09/01/26)	130	133,029
4.00%, 08/01/28 (Call 08/01/26)	80	81,739
4.00%, 09/01/28 (Call 09/01/26)	415	424,149
5.00%, 08/01/26	385	408,493
5.00%, 08/01/26 (Call 08/01/25)	445	465,221
5.00%, 09/01/26	125	132,781
5.00%, 10/01/26	490	521,106
5.00%, 10/01/26 (Call 04/01/26)	140	147,813
5.00%, 11/01/26	335	356,682
5.00%, 08/01/27 (Call 08/01/26)	305	323,091
5.00%, 08/01/28 (Call 08/01/26)	370	391,424
5.00%, 09/01/28 (Call 09/01/26)	905	958,446
5.00%, 08/01/29 (Call 08/01/26)	200	211,447
5.00%, 09/01/29 (Call 09/01/26)	615	650,905
Series B, 5.00%, 09/01/26	525	557,681
Series C, 5.00%, 08/01/27 (Call 08/01/26)	560	593,216

74	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 08/01/28 (Call 08/01/26)	$720	$761,690
University of California RB
4.00%, 05/15/26	170	174,221
5.00%, 05/15/29 (Call 05/15/26)	360	380,460
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	210	215,730
Series AV, 5.00%, 05/15/26	205	217,228
Series I, 5.00%, 05/15/26 (Call 05/15/25)	350	365,035

		28,174,867

Colorado — 0.8%
Board of Governors of Colorado State University System, 5.00%, 03/01/26 (ST HGR ED INTERCEPT PROG)	425	446,382
City & County of Denver Co. Airport System Revenue RB, 5.00%, 11/15/26	190	200,268
City & County of Denver Co. GO, Series A, 5.00%, 08/01/26	45	47,730
City of Colorado Springs CO Utilities System Revenue RB, Series A2, 5.00%, 11/15/26	50	53,186
Colorado Health Facilities Authority, 5.00%, 11/01/26	200	206,948
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	115	117,366
5.00%, 12/01/27 (Call 12/01/26)	215	228,661
5.50%, 12/01/26 (SAW)	195	211,237
University of Colorado RB, Series A-2, 5.00%, 06/01/26	225	237,479

		1,749,257

Connecticut — 1.9%
State of Connecticut GO
4.00%, 06/01/26	105	106,664
Series A, 5.00%, 03/15/26	235	247,103
Series A, 5.00%, 04/15/26	560	589,499
Series B, 4.00%, 06/01/26	100	101,584
Series B, 5.00%, 05/15/26	180	189,689
Series B, 5.00%, 05/15/27 (Call 05/15/26)	155	163,253
Series D, 5.00%, 09/15/26	355	375,712
Series E, 5.00%, 10/15/26	180	190,708
Series F, 5.00%, 09/15/26	205	216,960
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 05/01/26	445	469,023
Series A, 5.00%, 09/01/27 (Call 09/01/26)	470	497,050
Series A, 5.00%, 09/01/28 (Call 09/01/26)	160	168,859
Series B, 5.00%, 09/01/28 (Call 09/01/26)	150	158,306
Series C, 5.00%, 10/01/26	80	84,777
Series D, 5.00%, 11/01/26	425	450,870

		4,010,057

Delaware — 0.7%
Delaware Transportation Authority RB
5.00%, 07/01/26	245	259,303
5.00%, 07/01/27 (Call 07/01/26)	275	290,762
State of Delaware GO
5.00%, 02/01/26	80	84,311
5.00%, 07/01/28 (Call 07/01/26)	155	164,049
Series A, 5.00%, 01/01/26	235	247,365
Series D, 5.00%, 07/01/27 (Call 07/01/26)	360	381,400

		1,427,190

District of Columbia — 1.2%
District of Columbia GO
Series A, 5.00%, 06/01/26 (Call 06/01/25)	250	260,136
Series A, 5.00%, 10/15/26	160	170,066
Series A, 5.00%, 06/01/27 (Call 06/01/26)	175	184,464
Series B, 5.00%, 06/01/26 (Call 06/01/25)	125	130,068
Series D, 5.00%, 06/01/26	80	84,603

Security	Par (000)	Value

District of Columbia (continued)
Series D, 5.00%, 06/01/27 (Call 12/01/26)	$200	$212,238
Series D, 5.00%, 06/01/28 (Call 12/01/26)	190	201,477
Series D, 5.00%, 06/01/29 (Call 12/01/26)	215	227,819
District of Columbia RB
5.00%, 12/01/26	345	365,975
Series C, 5.00%, 10/01/26	455	482,853
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/26	95	100,887
Washington Metropolitan Area Transit Authority RB, Series A, 5.00%, 07/15/26	150	158,626

		2,579,212

Florida — 3.0%
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	290	299,921
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/27 (Call 07/01/26)	315	332,721
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	705	733,810
Florida Department of Environmental Protection RB
5.00%, 07/01/26 (Call 07/01/25)	255	265,447
Series A, 5.00%, 07/01/26 (Call 07/01/25)	165	171,760
Series A, 5.00%, 07/01/27 (Call 07/01/26)	350	369,690
Hillsborough County Aviation Authority RB, 5.00%, 10/01/26	200	210,516
Orange County School Board COP, 5.00%, 08/01/26	160	168,550
Palm Beach County School District, 5.00%, 08/01/26	300	314,310
Reedy Creek Improvement District GOL
5.00%, 06/01/27 (Call 06/01/26)	300	314,572
Series A, 5.00%, 06/01/26	130	136,806
School Board of Miami-Dade County (The) COP
5.00%, 02/01/29 (Call 02/01/26)	275	285,258
Series D, 5.00%, 02/01/27 (Call 02/01/26)	160	167,013
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	104,501
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27 (Call 07/01/26)	160	167,706
Series B, 5.00%, 07/01/26	110	115,452
Series B, 5.00%, 07/01/27 (Call 07/01/26)	150	157,224
State of Florida Department of Transportation Turnpike System Revenue RB
Series C, 5.00%, 07/01/27 (Call 07/01/26)	185	194,755
Series C, 5.00%, 07/01/29 (Call 07/01/26)	195	205,145
State of Florida GO
Series A, 5.00%, 07/01/26	55	58,191
Series B, 5.00%, 06/01/26 (Call 06/01/24)	40	41,039
Series B, 5.00%, 07/01/26	225	238,056
Series C, 5.00%, 06/01/26	115	121,737
Series C, 5.00%, 06/01/28 (Call 06/01/26)	50	52,739
Series D, 4.00%, 06/01/29 (Call 06/01/26)	135	136,718
Series E, 5.00%, 06/01/26 (Call 06/01/25)	275	286,565
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	105,443
State of Florida Lottery Revenue RB
5.00%, 07/01/26	325	342,824
Series A, 5.00%, 07/01/26	255	268,985

		6,367,454

Georgia — 1.7%
City of Atlanta GA, 5.00%, 12/01/26	200	212,936
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/26.	100	104,957
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/26	235	249,304

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
County of Carroll GA GO, 5.00%, 06/01/26	$85	$89,832
Forsyth County School District GO, 5.00%, 02/01/27 (Call 02/01/26)	245	258,068
Georgia Ports Authority RB, 5.00%, 07/01/26	160	169,398
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/26	190	200,210
Gwinnett County School District GO, Series B, 5.00%, 08/01/26	500	530,692
Metropolitan Atlanta Rapid Transit Authority RB, Series C, 5.00%, 07/01/29 (Call 07/01/26)	390	408,995
Private Colleges & Universities Authority RB, 5.00%, 09/01/26	220	233,044
State of Georgia GO
Series A, 5.00%, 08/01/26	500	530,874
Series A-1, 5.00%, 02/01/26	135	142,317
Series E, 5.00%, 12/01/26	160	170,670
Series E, 5.00%, 12/01/27 (Call 12/01/26)	105	111,931
Series E, 5.00%, 12/01/28 (Call 12/01/26)	220	234,353
Series F, 5.00%, 01/01/26	25	26,323

		3,673,904

Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	260	274,627
Series A, 5.00%, 07/01/28 (Call 07/01/26)	370	390,684
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/26 (Call 10/01/25)	150	156,850
Series B, 5.00%, 10/01/26 (Call 10/01/25)	100	104,566
Series D, 5.00%, 09/01/26	65	68,950
County of Hawaii HI GO, Series A, 5.00%, 09/01/27 (Call 03/01/26)	100	105,257
State of Hawaii GO
5.00%, 01/01/26	100	105,108
5.00%, 10/01/26	380	403,549
5.00%, 10/01/26 (Call 10/01/25)	90	94,110
5.00%, 10/01/28 (Call 10/01/26)	100	105,971
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	120	125,480
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	460	488,159
Series FG, 5.00%, 10/01/27 (Call 10/01/26)	175	185,713
Series FG, 5.00%, 10/01/29 (Call 10/01/26)	100	105,820
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	160	169,794
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	200	211,941
Series FT, 5.00%, 01/01/26	255	268,025
State of Hawaii State Highway Fund RB
5.00%, 01/01/26	125	131,193
Series A, 5.00%, 01/01/29 (Call 07/01/26)	75	79,166
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	132,032

		3,706,995

Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	520	546,937

Illinois — 2.5%
Chicago O’Hare International Airport RB
5.00%, 01/01/29 (Call 01/01/26)	170	175,816
Series B, 5.00%, 01/01/26 (Call 01/01/25)	100	102,768
Series D, 5.00%, 01/01/26	180	187,160
Series E, 5.00%, 01/01/26	275	285,939
Illinois Finance Authority, 5.00%, 01/01/26	335	351,494
Illinois Finance Authority RB
4.00%, 07/01/26 (Call 01/01/26)	195	198,744
5.00%, 04/01/26	60	63,128
5.00%, 07/01/26	900	950,631
Illinois State Toll Highway Authority RB, 5.00%, 01/01/26	350	365,947

Security	Par (000)	Value

Illinois (continued)
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	$100	$100,418
Series A, 5.00%, 03/01/26	470	473,406
Series A, 5.00%, 10/01/26	250	251,755
Series B, 5.00%, 03/01/26	620	624,493
Series B, 5.13%, 09/01/26	150	151,703
Series D, 5.00%, 11/01/26	735	740,020
State of Illinois Sales Tax Revenue RB
5.00%, 06/15/26	65	66,686
Series A, 4.00%, 06/15/26	235	233,287

		5,323,395

Indiana — 1.4%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/26	295	311,837
Indiana Finance Authority RB
5.00%, 02/01/29 (PR 02/01/26)	260	273,763
Series A, 5.00%, 02/01/26	290	305,351
Series A, 5.00%, 10/01/26	80	84,536
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	102,540
Series C, 5.00%, 06/01/27 (Call 12/01/26)	605	643,918
Series E, 5.00%, 02/01/26	190	200,058
Series E, 5.00%, 02/01/29 (Call 08/01/26)	235	248,319
Indiana Municipal Power Agency RB, 5.00%, 01/01/27 (Call 07/01/26)	145	151,679
Indiana University RB
Series A, 5.00%, 06/01/26	125	132,020
Series A, 5.00%, 06/01/27 (Call 06/01/26)	195	205,277
Series A, 5.00%, 06/01/28 (Call 06/01/26)	220	230,989

		2,890,287

Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/26	360	381,185
State of Iowa RB, 4.00%, 06/01/26	330	336,231

		717,416

Kansas — 0.4%
State of Kansas Department of Transportation, 5.00%, 09/01/26 (Call 09/01/24)	250	257,125
State of Kansas Department of Transportation RB, 5.00%, 09/01/26 (Call 09/01/25)	525	547,897

		805,022

Kentucky — 0.1%
Kentucky Infrastructure Authority RB, Series A, 5.00%, 02/01/26 (Call 02/01/25)	100	103,801

Louisiana — 0.8%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	105,365
Series B, 5.00%, 05/01/26 (Call 05/01/25)	65	67,463
State of Louisiana GO
5.00%, 09/01/27 (Call 09/01/26)	100	105,781
Series A, 5.00%, 03/01/26	150	157,691
Series A, 5.00%, 09/01/26	50	52,854
Series B, 5.00%, 08/01/26	435	459,655
Series B, 5.00%, 08/01/29 (Call 08/01/26)	275	288,806
State of Louisiana RB
5.00%, 09/01/26	95	100,668
Series A, 5.00%, 09/01/26	225	238,423

		1,576,706

76	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maine — 0.8%
Maine Municipal Bond Bank RB
5.00%, 09/01/26	$200	$210,900
5.00%, 11/01/26	250	265,313
5.00%, 11/01/29 (Call 11/01/26)	220	232,632
Series A, 5.00%, 09/01/29 (Call 09/01/26)	105	109,954
Maine Turnpike Authority RB, 5.00%, 07/01/26	435	459,472
State of Maine GO
4.00%, 06/01/26	60	61,052
5.00%, 06/01/26	115	121,538
Series B, 5.00%, 06/01/26	205	216,654

		1,677,515

Maryland — 4.3%
City of Baltimore MD GO
Series A, 5.00%, 10/15/26	90	95,594
Series B, 5.00%, 10/15/26	135	143,390
City of Baltimore MD RB, 5.00%, 07/01/26	215	226,716
County of Anne Arundel MD GOL
5.00%, 10/01/26	1,035	1,100,704
5.00%, 10/01/26 (Call 10/01/25)	110	115,281
County of Baltimore MD GO
5.00%, 03/01/26	195	205,692
5.00%, 08/01/26 (Call 08/01/25)	80	83,635
County of Charles MD GO
4.00%, 10/01/26	50	51,277
5.00%, 10/01/26	500	531,741
County of Frederick MD, 5.00%, 08/01/26	200	211,922
County of Frederick MD GO, 5.00%, 02/01/26	150	157,846
County of Howard MD, 5.00%, 02/15/26	150	158,123
County of Howard MD GO
5.00%, 08/15/26	180	191,087
Series A, 5.00%, 08/15/26	500	530,796
Series D, 5.00%, 02/15/26	265	279,350
County of Montgomery MD GO
5.00%, 11/01/26	230	244,886
Series A, 4.00%, 12/01/26 (Call 12/01/24)	25	25,348
Series A, 5.00%, 11/01/26	790	841,130
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	235	249,763
County of Prince George’s MD GOL
5.00%, 07/01/26	500	529,900
Series A, 5.00%, 07/15/26	270	286,299
Maryland State Transportation Authority RB, 5.00%, 07/01/26	70	73,938
State of Maryland Department of Transportation RB
5.00%, 09/01/26	90	95,403
5.00%, 10/01/26	270	286,528
5.00%, 12/01/27 (Call 12/01/26)	110	116,570
5.00%, 10/01/28 (Call 10/01/26)	480	508,361
5.00%, 10/01/29 (Call 10/01/26)	240	253,926
State of Maryland GO
Series A, 5.00%, 08/01/26	225	238,648
Series B, 4.00%, 08/01/26	175	179,430
Series B, 5.00%, 08/01/26	550	583,362
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26	300	317,575
5.00%, 06/01/26 (GTD)	100	105,858
5.00%, 06/01/27 (Call 06/01/26) (GTD)	100	105,764

		9,125,843

Massachusetts — 3.6%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	61,334
City of Cambridge MA GOL, Series B, 5.00%, 02/15/26	165	174,040

Security	Par (000)	Value

Massachusetts (continued)
City of Cambridge MA RB, 5.00%, 02/15/26	$195	$205,684
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/27 (Call 06/15/26)	205	216,428
Commonwealth of Massachusetts GO, Series C, 5.25%, 11/01/26 (AGM)	50	53,527
Commonwealth of Massachusetts GOL
5.00%, 04/01/26	100	105,312
Series A, 5.00%, 01/01/26	560	587,744
Series A, 5.00%, 07/01/26	825	871,704
Series B, 5.00%, 01/01/26	20	20,991
Series C, 5.00%, 09/01/26	155	164,133
Series D, 5.00%, 07/01/26	150	158,492
Series HH, 5.00%, 12/01/26	485	515,246
Series I, 5.00%, 12/01/28 (Call 12/01/26)	100	105,975
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	180	190,295
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/26 (PR 07/01/25)	150	156,223
Series A, 4.00%, 07/01/26	115	117,936
Series A, 5.00%, 07/01/26	545	576,817
Series B, 5.00%, 07/01/26 (PR 07/01/25)	450	468,669
Massachusetts Clean Water Trust (The), 5.25%, 08/01/26	230	245,712
Massachusetts Development Finance Agency RB, Series A, 5.00%, 10/15/26	205	218,132
Massachusetts School Building Authority RB
5.00%, 08/15/26 (Call 08/15/25)	385	402,306
Series A, 5.00%, 11/15/26 (Call 11/15/25)	90	94,383
Massachusetts State College Building Authority RB
4.00%, 05/01/26 (Call 05/01/25)
(ST HGR ED INTERCEPT PROG)	100	101,216
4.00%, 05/01/26 (PR 05/01/25)
(ST HGR ED INTERCEPT PROG)	5	5,073
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/26	165	173,175
Massachusetts Water Resources Authority
5.00%, 08/01/26	115	121,851
5.00%, 08/01/26 (ETM)	345	363,932
Massachusetts Water Resources Authority RB
5.00%, 08/01/26 (PR 08/01/24)	115	118,416
Series B, 5.25%, 08/01/26 (AGM)	400	427,471
Series C, 5.00%, 08/01/35 (PR 08/01/26)	200	211,697
University of Massachusetts Building Authority RB
5.00%, 05/01/26	175	184,743
5.00%, 11/01/26	150	159,419

		7,578,076

Michigan — 1.2%
Great Lakes Water Authority Water Supply System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	220	231,933
Series C, 5.00%, 07/01/26	110	115,645
Michigan Finance Authority RB
5.00%, 10/01/26	100	106,197
Series B, 5.00%, 10/01/28 (Call 10/01/26)	555	588,556
Series B, 5.00%, 10/01/29 (Call 10/01/26)	240	253,698
Michigan State Building Authority RB
5.00%, 10/15/29 (Call 10/15/26)	350	368,506
Series I, 5.00%, 04/15/26 (Call 10/15/25)	105	109,468
Series I, 5.00%, 04/15/27 (Call 10/15/26)	140	147,594
State of Michigan RB, 5.00%, 03/15/26	620	652,334

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
University of Michigan RB, 5.00%, 04/01/26	$50	$52,772

		2,626,703

Minnesota — 1.5%
County of Hennepin MN GO
5.00%, 12/01/26	280	296,475
Series A, 5.00%, 12/01/26	125	132,355
Metropolitan Council GO, 5.00%, 12/01/26	605	644,137
Minneapolis-St Paul Metropolitan Airports Commission RB, 5.00%, 01/01/26	100	103,978
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	175	184,143
State of Minnesota GO
5.00%, 08/01/26	420	445,325
Series B, 4.00%, 08/01/26	300	306,424
Series B, 4.00%, 08/01/26 (Call 08/01/24)	100	101,267
Series D, 5.00%, 08/01/26	305	323,390
Series D, 5.00%, 10/01/26	230	244,427
Series E, 3.00%, 08/01/26	130	126,456
University of Minnesota, 5.00%, 12/01/26	225	239,208

		3,147,585

Mississippi — 1.0%
State of Mississippi, 5.00%, 12/01/33 (PR 12/01/26)	1,335	1,421,927
State of Mississippi GO
Series A, 5.00%, 10/01/26	140	148,676
Series B, 5.00%, 12/01/29 (PR 12/01/26)	285	303,557
Series C, 5.00%, 10/01/26 (Call 10/01/25)	260	272,188

		2,146,348

Missouri — 1.0%
City of Kansas City MO Water Revenue RB, Series A, 5.00%, 12/01/26	235	249,287
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	125	129,160
Missouri Highway & Transportation Commission RB
5.00%, 11/01/26	530	563,281
Series A, 5.00%, 05/01/26	510	538,394
Series A, 5.00%, 05/01/26 (Call 05/01/24)	120	122,985
Missouri State Board of Public Buildings RB, Series A, 4.00%, 04/01/26 (Call 04/01/24)	195	196,759
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	340	354,635

		2,154,501

Nebraska — 0.3%
Nebraska Public Power District RB
5.00%, 01/01/26	385	402,894
Series A, 5.00%, 01/01/29 (Call 01/01/26)	110	114,443
Series B, 5.00%, 01/01/29 (Call 01/01/26)	105	109,241

		626,578

Nevada — 2.4%
Clark County School District GOL
Series A, 5.00%, 06/15/26	145	152,110
Series E, 5.00%, 06/15/26	135	141,620
Clark County Water Reclamation District, 5.00%, 07/01/26	625	661,266
County of Clark NV GOL
5.00%, 11/01/26 (PR 11/01/24)	80	82,614
Series B, 5.00%, 11/01/26	175	185,719
Series B, 5.00%, 11/01/27 (Call 11/01/26)	305	324,035
Series B, 5.00%, 11/01/29 (Call 11/01/26)	290	307,207

Security	Par (000)	Value

Nevada (continued)
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/26	$355	$372,098
County of Clark NV RB
5.00%, 07/01/26	445	469,405
Series A, 5.00%, 07/01/26 (Call 07/01/24)	400	410,635
Las Vegas Valley Water District GOL
5.00%, 06/01/26	50	52,790
5.00%, 09/15/26 (Call 09/15/25)	125	130,591
5.00%, 06/01/27 (Call 06/01/26)	75	79,108
Series A, 5.00%, 06/01/26	350	369,534
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	45	46,725
State of Nevada GOL
Series A, 4.00%, 08/01/26 (Call 08/01/25)	60	61,020
Series B, 5.00%, 11/01/26 (Call 05/01/25)	105	109,132
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/26 (Call 06/01/26)	545	575,039
5.00%, 12/01/27 (Call 06/01/26)	210	221,067
5.00%, 12/01/28 (Call 06/01/26)	230	241,567
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	115	119,547

		5,112,829

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank, 5.00%, 08/15/26 (ST INTERCEPT)	125	132,379
New Hampshire Municipal Bond Bank RB, 4.00%, 08/15/29 (Call 08/15/26)	100	100,914

		233,293

New Jersey — 1.8%
County of Union New Jersey GO, 4.00%, 03/01/26	35	35,679
Essex County Improvement Authority RB, 5.50%, 10/01/26 (NPFGC GTD)	150	162,200
Monmouth County Improvement Authority (The) RB, 4.00%, 08/01/26	205	209,970
New Jersey Economic Development Authority, 5.00%, 11/01/26	100	103,698
New Jersey Economic Development Authority RB
Series AAA, 5.00%, 06/15/26	100	103,391
Series B, 5.00%, 11/01/26 (SAP)	515	534,045
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	150	152,362
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	485	487,808
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/26	325	344,897
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/26	330	341,189
Series A, 5.00%, 06/15/28 (Call 06/15/26)	400	412,259
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	82,293
Series AA, 4.25%, 06/15/26 (Call 06/15/25)	200	201,158
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	100	101,575
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	25,625
State of New Jersey GO, Series A, 5.00%, 06/01/26	565	592,832

		3,890,981

New Mexico — 0.7%
New Mexico Finance Authority RB
5.00%, 06/15/26	500	527,999
Series A, 5.00%, 06/15/26 (Call 06/15/24)	100	102,609
State of New Mexico GO, 5.00%, 03/01/26	305	321,328

78	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/26	$455	$481,563

		1,433,499

New York — 9.2%
City of New York NY GO
5.00%, 03/01/26	115	120,934
5.00%, 03/01/26 (Call 03/01/24)	225	229,587
5.00%, 08/01/26 (Call 08/01/24)	175	179,597
5.00%, 08/01/29 (Call 08/01/26)	340	356,218
Series A, 5.00%, 08/01/26	190	200,906
Series A-1, 5.00%, 08/01/26	495	523,413
Series B-1, 5.00%, 08/01/26	500	528,700
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	50	52,864
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	250	262,862
Series C, 5.00%, 08/01/26	165	174,471
Series C, 5.00%, 08/01/27 (Call 02/01/26)	180	189,245
Series C, 5.00%, 08/01/28 (Call 02/01/26)	165	172,697
Series J9, 5.00%, 08/01/27 (Call 08/01/26)	305	322,838
County of Nassau NY GOL, 5.00%, 04/01/26	135	141,106
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	315	330,353
Long Island Power Authority RB
Series A, 5.00%, 09/01/26	40	42,357
Series B, 5.00%, 09/01/26	195	206,489
Metropolitan Transportation Authority RB
4.00%, 11/15/26	100	102,079
5.00%, 11/15/26	500	512,052
Series B, 5.00%, 11/15/26	430	440,237
Series B-2, 5.00%, 11/15/26	125	132,272
Series C-1, 5.00%, 11/15/26	685	701,511
New York City Municipal Water Finance Authority RB
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	134,461
Series DD, 5.00%, 06/15/26	525	555,685
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/26 (SAW)	220	231,944
5.00%, 07/15/26 (ETM) (SAW)	285	301,090
5.00%, 07/15/26 (Call 01/15/26) (SAW)	60	62,671
Series S1, 5.00%, 07/15/26 (SAW)	425	448,074
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 08/01/26	200	210,975
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/26	465	492,055
5.00%, 08/01/27 (Call 08/01/26)	205	216,176
5.00%, 05/01/29 (Call 05/01/26)	325	339,487
Series A-1, 5.00%, 11/01/26	105	111,109
Series B-1, 5.00%, 08/01/29 (Call 08/01/26)	340	356,096
Series C, 5.00%, 11/01/26 (Call 05/01/24)	145	148,479
Series E1, 4.00%, 02/01/26	185	188,281
New York City Water & Sewer System RB
5.00%, 06/15/26	165	174,644
5.00%, 06/15/26 (PR 06/15/25)	365	380,848
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	200	206,863
New York State Dormitory Authority
5.00%, 02/15/26	70	73,434
5.00%, 02/15/26 (ETM)	105	110,487
5.00%, 10/01/26	130	138,647
New York State Dormitory Authority RB
5.00%, 02/15/28 (Call 08/15/26)	145	153,560

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/26 (PR 02/15/24)	$130	$133,015
Series A, 5.00%, 03/15/26	755	794,694
Series A, 5.00%, 03/15/26 (PR 03/15/24)	100	102,368
Series A, 5.00%, 03/15/28 (Call 09/15/26)	575	607,906
Series A, 5.00%, 02/15/29 (Call 08/15/26)	430	455,226
Series A, 5.00%, 03/15/29 (Call 09/15/26)	630	663,715
Series A1, 4.00%, 10/01/26	115	118,449
Series B, 5.00%, 10/01/28 (Call 04/01/26)	110	115,952
Series D, 5.00%, 02/15/27 (PR 08/15/26)	165	174,805
Series D, 5.00%, 02/15/28 (Call 08/15/26)	580	614,238
Series E, 5.00%, 03/15/26 (Call 09/15/25)	115	119,888
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/15/24)	105	107,706
5.00%, 06/15/29 (Call 06/15/26)	285	300,561
Series D, 5.00%, 09/15/26 (Call 03/15/25)	220	228,335
Series E, 5.00%, 06/15/26	50	52,957
New York State Thruway Authority RB
Series A, 5.00%, 01/01/26	125	130,467
Series A, 5.00%, 01/01/28 (Call 01/01/26)	150	154,789
Series L, 5.00%, 01/01/26	50	52,370
New York State Urban Development Corp. RB
4.00%, 03/15/26	80	81,490
5.00%, 03/15/26	140	147,028
Series A, 5.00%, 03/15/26	355	372,820
Series A, 5.00%, 03/15/27 (PR 03/15/26)	210	221,231
Series A, 5.00%, 03/15/28 (Call 03/15/26)	545	570,059
Series E, 5.00%, 03/15/26	160	168,032
Port Authority of New York & New Jersey RB
4.00%, 12/01/26	85	86,727
5.00%, 07/15/26	100	105,394
5.00%, 09/01/26	110	116,116
5.00%, 09/01/26 (Call 09/01/24)	195	200,838
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	160	166,101
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (PR 10/15/24)	295	305,125
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/26	320	339,642
Series C-1, 5.00%, 11/15/26	390	413,939
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	275	290,303

		19,470,140

North Carolina — 1.5%
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/26 (Call 07/01/25)	100	104,442
County of Buncombe NC RB, 5.00%, 06/01/26	70	74,004
County of Forsyth NC RB, Series A, 4.00%, 04/01/26	105	107,217
County of Orange NC GO, 5.00%, 08/01/26	500	530,874
County of Union NC, 5.00%, 09/01/26	150	159,448
County of Wake NC, 5.00%, 12/01/26	150	159,355
County of Wake NC GO, 5.00%, 03/01/26	340	358,752
North Carolina Capital Facilities Finance Agency RB, 5.00%, 10/01/26	200	212,470
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/29 (Call 07/01/26)	125	130,690
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	150	158,802
Series A, 5.00%, 06/01/26	260	275,412
Series A, 5.00%, 06/01/28 (Call 06/01/26)	155	163,996
Series C, 5.00%, 05/01/26	110	116,385

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina RB
5.00%, 03/01/26	$300	$315,093
Series B, 5.00%, 06/01/26	175	184,888
Town of Cary NC, 5.00%, 09/01/26	170	180,708

		3,232,536

Ohio — 2.6%
American Municipal Power Inc. RB, 5.00%, 02/15/26	500	523,260
City of Cincinnati OH Water System Revenue RB, 5.00%, 12/01/29 (Call 12/01/26)	145	154,043
City of Columbus OH GO
Series 2, 5.00%, 07/01/26	190	201,092
Series A, 4.00%, 08/15/26 (Call 08/15/25)	355	362,059
City of Columbus OH Sewerage Revenue RB, 5.00%, 06/01/29 (Call 06/01/26)	230	241,488
County of Franklin OH GOL, 5.00%, 12/01/26 (Call 12/01/25)	65	68,124
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/26	230	243,155
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	110	116,258
Miami University/Oxford OH RB, 5.00%, 09/01/26	100	105,487
Ohio State University (The) RB, 5.00%, 12/01/26	105	111,713
Ohio Water Development Authority RB
5.00%, 12/01/27 (Call 12/01/26)	300	319,180
5.00%, 06/01/28 (Call 12/01/26)	130	138,260
5.00%, 12/01/29 (Call 12/01/26)	150	159,296
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 06/01/26	585	618,459
State of Ohio, 5.00%, 11/01/26	115	122,266
State of Ohio COP, 5.00%, 09/01/26	235	248,413
State of Ohio GO
5.00%, 06/15/26	265	280,303
5.00%, 09/15/26	100	106,133
Series A, 5.00%, 05/01/26	160	168,962
Series B, 4.00%, 09/01/26 (Call 03/01/24)	100	100,904
Series S, 5.00%, 05/01/26	215	227,043
Series S, 5.00%, 05/01/28 (Call 05/01/26)	110	115,938
Series U, 5.00%, 05/01/26	285	300,964
State of Ohio RB
5.00%, 12/15/28 (Call 06/15/26)	395	414,505
Series B, 5.00%, 10/01/26	110	116,402

		5,563,707

Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	310	325,590
Series A, 5.00%, 06/01/28 (Call 12/01/26)	115	121,408
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/29 (Call 07/01/26)	150	157,329
Oklahoma Turnpike Authority RB, 5.00%, 01/01/26	175	183,027
Oklahoma Water Resources Board RB, 5.00%, 04/01/27 (Call 04/01/26)	175	184,354

		971,708

Oregon — 2.0%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	195	206,397
City of Portland OR Sewer System Revenue RB 5.00%, 03/01/26	370	389,808
Series A, 5.00%, 05/01/27 (Call 05/01/26)	200	211,135
Series B, 5.00%, 10/01/26 (Call 10/01/24)	90	92,842
City of Portland Sewer System Revenue, 5.00%, 03/01/26	220	231,778

Security	Par (000)	Value

Oregon (continued)
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/26 (GTD)	$265	$279,839
Oregon State Lottery RB, Series C, 5.00%, 04/01/26 (Call 04/01/25) (MO)	645	670,025
Portland Community College District GO
5.00%, 06/15/26	150	158,399
5.00%, 06/15/28 (Call 06/15/26)	140	147,790
5.00%, 06/15/29 (Call 06/15/26)	150	158,138
Salem-Keizer School District No. 24J GO, Series B, 5.00%, 06/15/26 (GTD)	350	369,599
State of Oregon, 5.00%, 06/01/26	165	174,437
State of Oregon Department of Transportation RB
5.00%, 11/15/26	160	170,132
Series B, 5.00%, 11/15/26	180	191,398
State of Oregon GO
5.00%, 05/01/26	130	137,282
5.00%, 08/01/26 (Call 08/01/25)	125	130,570
5.00%, 06/01/29 (Call 06/01/26)	100	105,374
Series C, 5.00%, 06/01/26	65	68,718
Series G, 5.00%, 12/01/29 (Call 12/01/26)	145	153,815
Series O, 5.00%, 08/01/26 (PR 08/01/25)	70	73,175

		4,120,651

Pennsylvania — 2.6%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	185	193,824
Commonwealth of Pennsylvania GO
5.00%, 02/01/26	640	672,668
5.00%, 09/15/29 (Call 09/15/26)	125	131,736
First Series, 5.00%, 09/15/26	260	275,557
First Series, 5.00%, 09/15/27 (Call 09/15/26)	205	216,351
Second Series, 5.00%, 09/15/26	405	429,233
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	570	601,138
County of Bucks PA GO, 5.00%, 06/01/26	250	264,732
County of Chester PA GO, Series A, 4.00%, 07/15/27 (Call 07/15/26)	265	271,946
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	240	249,766
Pennsylvania State University (The) RB, 5.00%, 03/01/26	640	672,198
Pennsylvania Turnpike Commission RB
5.00%, 06/01/26	405	422,041
5.00%, 12/01/26	110	116,258
Series A 1, 5.00%, 12/01/26	150	158,533
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	180	186,821
Series A-2, 5.00%, 12/01/26	345	364,627
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/26 (SAW)	100	103,885
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	150	152,207

		5,483,521

Rhode Island — 0.2%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	125	130,956
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/26 (Call 10/01/25)	125	131,062
State of Rhode Island GO, 5.00%, 05/01/26	125	131,453

		393,471

South Carolina — 0.5%
Horry County School District/SC GO, 5.00%, 03/01/26 (Call 03/01/25) (SCSDE)	150	155,742
South Carolina Public Service Authority RB, 5.00%, 12/01/26	200	207,979
State of South Carolina, 5.00%, 04/01/26 (SAW)	600	634,056

		997,777

80	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 2.8%
City of Knoxville TN Electric System Revenue RB, Series HH, 5.00%, 07/01/26	$190	$201,025
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	400	415,267
County of Blount TN Go, Series B, 5.00%, 06/01/26	85	89,832
County of Blount TN GO
5.00%, 06/01/28 (Call 06/01/26)	175	184,551
Series B, 5.00%, 06/01/27 (Call 06/01/26)	160	169,056
County of Montgomery TN GO, 5.00%, 04/01/26	200	210,294
County of Shelby TN GO, 5.00%, 04/01/26	290	305,884
County of Washington TN GO, Series A, 4.00%, 06/01/29 (Call 06/01/26)	150	152,768
County of Williamson TN, 5.00%, 04/01/26	150	158,216
County of Williamson TN GO, 5.00%, 04/01/26	120	126,572
County of Wilson TN, 5.00%, 04/01/26	150	158,216
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	455	480,581
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	220	224,730
5.00%, 01/01/26	135	141,896
5.00%, 01/01/27 (Call 07/01/26)	235	248,648
Series C, 5.00%, 01/01/26	180	189,194
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/26	265	280,377
State of Tennessee GO
5.00%, 08/01/26	235	249,511
Series A, 5.00%, 08/01/26	165	175,188
Series A, 5.00%, 08/01/27 (Call 08/01/26)	100	106,113
Series A, 5.00%, 08/01/28 (Call 08/01/26)	190	201,483
Series B, 5.00%, 08/01/27 (Call 08/01/26)	520	551,786
Tennessee State School Bond Authority, 5.00%, 11/01/26 (ST INTERCEPT)	280	297,430
Tennessee State School Bond Authority RB
5.00%, 11/01/26 (ST INTERCEPT)	245	260,384
Series B, 5.00%, 11/01/26	385	409,175

		5,988,177

Texas — 11.0%
Alamo Community College District, 5.00%, 02/15/26	500	525,482
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	75	78,703
Allen Independent School District GO
5.00%, 02/15/26 (PSF)	120	126,039
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	105,001
Alvin Independent School District/TX GO, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	305	320,253
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/26 (Call 08/01/25)	65	67,693
Austin Independent School District GO
5.00%, 08/01/26 (PSF)	100	105,849
5.00%, 08/01/28 (Call 08/01/26) (PSF)	90	94,874
Series C, 5.00%, 08/01/26	150	158,448
Board of Regents of the University of Texas System, Series C, 5.00%, 08/15/26	140	148,162
Board of Regents of the University of Texas System RB
5.00%, 08/15/27 (Call 08/15/26)	235	248,444
5.00%, 08/15/28 (Call 08/15/26)	120	126,690
Series J, 5.00%, 08/15/26	470	497,745
City of Austin TX GOL
5.00%, 09/01/28 (Call 09/01/26)	250	264,085

Security	Par (000)	Value

Texas (continued)
5.00%, 09/01/29 (Call 09/01/26)	$125	$131,950
City of Austin TX RB, 5.00%, 09/01/26	220	232,638
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	335	354,396
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/27 (Call 10/01/26)	140	148,359
Series A, 5.00%, 10/01/29 (Call 10/01/26)	320	337,424
City of Fort Worth TX GOL, 5.00%, 03/01/26	95	99,841
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/26 (Call 02/15/25)	115	119,108
Series A, 5.00%, 02/15/26	170	178,556
City of Houston TX Airport System Revenue RB, 5.00%, 07/01/26	165	172,485
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/26	135	142,764
Series B, 5.00%, 11/15/28 (Call 11/15/26)	100	105,648
Series C, 5.00%, 05/15/26 (Call 05/15/24)	780	798,334
Series D, 5.00%, 11/15/26 (Call 11/15/24)	50	51,534
City of Houston TX GOL, Series A, 5.00%, 03/01/26 (Call 03/01/24)	100	101,944
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	125	127,582
Series A, 5.00%, 02/01/26	135	142,019
City of San Antonio TX GOL
5.00%, 02/01/26 (Call 02/01/25)	200	207,559
5.00%, 08/01/26	235	249,425
Clear Creek Independent School District GO
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	62,144
Series D, 5.00%, 02/15/26 (Call 02/15/24) (PSF)	70	71,506
Conroe Independent School District GO, 5.00%, 02/15/26 (PSF)	220	231,422
County of Bexar TX, 5.00%, 06/15/32 (PR 06/15/26)	185	195,817
County of Bexar TX GOL
5.00%, 06/15/26 (PR 06/15/24)	90	92,494
5.00%, 06/15/29 (PR 06/15/26)	250	264,618
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28 (Call 03/01/26)	120	125,921
County of Harris TX GO, Series A, 5.00%, 10/01/26	120	127,210
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	400	417,406
County of Travis TX GOL, 5.00%, 03/01/29 (Call 03/01/26)	240	251,534
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	50	52,174
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/26 (PSF)	295	309,940
5.00%, 02/15/27 (Call 02/15/26) (PSF)	920	964,839
Dallas Area Rapid Transit RB
5.00%, 12/01/26	185	196,537
Series A, 5.00%, 12/01/26 (PR 12/01/24)	60	62,097
Series B, 5.00%, 12/01/28 (Call 12/01/26)	210	221,865
Dallas Fort Worth International Airport RB, Series A, 5.00%, 11/01/26	200	209,883
Dallas/Fort Worth International Airport RB, 5.00%, 11/01/26	160	168,576
Denton Independent School District GO
5.00%, 08/15/27 (Call 02/15/26) (PSF)	195	204,628
5.00%, 08/15/29 (Call 02/15/26) (PSF)	150	156,788
Keller Independent School District/TX GO
5.00%, 02/15/26 (Call 02/15/25) (PSF)	80	82,947
5.00%, 02/15/26 (PR 02/15/25) (PSF)	70	72,674
Klein Independent School District, 5.00%, 08/01/26 (PSF)	200	211,769
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	100	105,885

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	$100	$104,620
Series A, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	115	121,579
Series C, 5.00%, 08/15/26 (PSF)	170	180,222
Lewisville Independent School District GO
4.00%, 08/15/26 (Call 08/15/25) (PSF)	100	101,468
5.00%, 08/15/26 (PSF)	140	148,213
5.00%, 08/15/26 (Call 08/15/25) (PSF)	135	141,094
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	295	309,004
Lower Colorado River Authority RB
5.00%, 05/15/26	245	256,689
5.00%, 05/15/26 (Call 05/15/24)	135	137,970
Series B, 5.00%, 05/15/26 (Call 05/15/25)	140	145,080
Mansfield Independent School District GO, Series B, 5.00%, 02/15/26 (PSF)	100	105,160
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	230	243,382
5.00%, 11/01/28 (Call 11/01/26)	215	226,934
5.00%, 11/01/29 (Call 11/01/26)	135	142,184
Series B, 5.00%, 11/01/26 (Call 11/01/25)	250	261,651
North East Independent School District/TX GO, 4.00%, 08/01/27 (Call 08/01/26) (PSF)	150	152,276
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	200	210,196
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/26	330	350,053
North Texas Tollway Authority RB
5.00%, 01/01/26	250	261,773
5.00%, 01/01/26 (Call 01/01/25)	115	118,765
5.00%, 01/01/28 (Call 01/01/26)	255	265,960
Series A, 5.00%, 01/01/26	55	57,590
Series A, 5.00%, 01/01/28 (Call 01/01/26)	345	359,828
Series B, 5.00%, 01/01/26 (Call 01/01/25)	140	144,583
Series B, 5.00%, 01/01/27 (Call 01/01/26)	185	193,614
Series B, 5.00%, 01/01/29 (Call 01/01/26)	210	218,136
Northside Independent School District GO, 4.00%, 08/15/26 (PSF)	190	194,307
Northside Independent School District RB, 5.00%, 08/15/26 (Call 08/15/25)	130	135,446
Northwest Independent School District GO, 5.00%, 02/15/29 (PR 02/15/26) (PSF)	230	241,947
Permanent University Fund - Texas A&M University System RB, Series A, 5.50%, 07/01/26 (Call 07/01/25)	210	221,420
Permanent University Fund - University of Texas System RB, 5.00%, 07/01/26 (Call 07/01/25)	325	339,158
Plano Independent School District GO
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	150	157,549
Series A, 5.00%, 02/15/29 (Call 02/15/26)	100	105,001
San Antonio Independent School District/TX GO, 5.00%, 08/15/26 (PSF)	170	179,911
San Antonio Water System, 5.00%, 05/15/27 (Call 11/15/26)	190	202,265
San Jacinto Community College District, 5.00%, 02/15/26 (Call 02/15/25)	155	160,722
State of Texas GO
5.00%, 04/01/26	380	400,436
5.00%, 10/01/26	215	228,080
5.00%, 04/01/29 (Call 04/01/26)	180	189,442
Series A, 5.00%, 04/01/29 (Call 04/01/26)	110	115,770

Security	Par (000)	Value

Texas (continued)
Series B-1, 5.00%, 08/01/27 (Call 08/01/26)	$155	$164,009
State of Texas GOL, 5.00%, 08/01/26 (Call 08/01/25)	100	104,375
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	100	101,452
4.00%, 05/15/28 (Call 05/15/26)	180	182,862
Series C, 5.00%, 05/15/26	75	79,012
Series E, 4.00%, 05/15/27 (Call 05/15/26)	100	101,452
Texas State Technical College, 5.00%, 08/01/26 (AGM)	300	313,969
Texas State University System RB, Series A, 5.00%, 03/15/26	750	789,358
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26	105	111,313
Series A, 5.00%, 10/01/26	500	529,477
Texas Water Development Board RB
5.00%, 04/15/26	505	531,770
5.00%, 04/15/26 (Call 10/15/25)	90	94,136
Series A, 5.00%, 10/15/26	280	296,763
Series B, 5.00%, 04/15/26	70	73,711
Series B, 5.00%, 10/15/26	420	445,144

		23,177,989

Utah — 1.2%
Intermountain Power Agency, Series A, 5.00%, 07/01/26	70	73,839
Metropolitan Water District of Salt Lake & Sandy, 5.00%, 07/01/26 (Call 01/01/26)	200	209,541
State of Utah GO
5.00%, 07/01/26	940	998,216
Series B, 5.00%, 07/01/26	320	339,818
University of Utah (The), 5.00%, 08/01/26	195	206,405
University of Utah (The) RB
5.00%, 08/01/26	200	211,697
5.00%, 08/01/28 (Call 08/01/26)	180	189,554
Series B-1, 5.00%, 08/01/26 (SAP)	120	127,018
Utah Transit Authority RB, Series A, 5.00%, 06/15/26 (PR 06/15/25)	65	67,822

		2,423,910

Vermont — 0.1%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	100	106,236

Virginia — 4.7%
City of Chesapeake VA GO, 5.00%, 08/01/26 (SAW)	120	127,279
City of Falls Church VA GO, Series B, 5.00%, 07/15/27 (Call 07/15/26)	175	185,502
City of Newport News VA GO, Series A, 4.00%, 08/01/26	185	188,569
City of Norfolk VA GO, Series B, 4.00%, 10/01/28 (Call 10/01/26)	185	189,202
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	60	63,173
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/27 (Call 01/15/26)	245	257,578
City of Suffolk VA GO
5.00%, 02/01/26	80	84,361
5.00%, 02/01/26 (PR 02/01/25) (SAW)	225	233,454
Commonwealth of Virginia, 5.00%, 06/01/26	125	132,453
Commonwealth of Virginia GO, 5.00%, 06/01/26	50	52,981
County of Arlington VA GO
5.00%, 08/15/26	80	84,840
Series A, 5.00%, 08/15/30 (PR 08/15/26)	160	169,742
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	185	194,620
County of Fairfax VA GO
Series A, 4.00%, 10/01/26	95	97,426
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	160	163,074

82	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/26	$350	$371,254
Series A, 5.00%, 07/15/29 (Call 07/15/26)	230	242,569
County of Henrico VA GO, 5.00%, 08/01/26	100	106,175
County of Loudoun VA GO
5.00%, 12/01/26 (SAW)	120	127,861
Series A, 5.00%, 12/01/26	165	175,809
Series A, 5.00%, 12/01/26 (Call 12/01/25)	175	183,726
Hampton Roads Sanitation District RB
5.00%, 08/01/27 (Call 08/01/26)	55	58,078
Series A, 5.00%, 08/01/37 (PR 08/01/26)	1,500	1,590,444
Prince William County Industrial Development Authority RB, 5.00%, 10/01/26	100	106,046
Virginia College Building Authority RB
5.00%, 02/01/29 (Call 02/01/26)	150	157,232
5.00%, 09/01/29 (Call 09/01/26) (ST INTERCEPT)	285	300,219
5.00%, 09/01/29 (PR 09/01/26) (ST INTERCEPT)	15	15,867
Series A, 5.00%, 02/01/26	160	168,117
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	265	280,418
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	78,374
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24)	100	102,607
5.00%, 09/15/26	280	296,649
5.00%, 09/15/27 (Call 09/15/26)	315	333,848
Series A, 5.00%, 05/15/26	260	274,262
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/26	615	650,080
Series B, 5.00%, 08/01/26	215	227,264
Series C, 4.00%, 08/01/26 (Call 08/01/24)	100	101,132
Virginia Public School Authority, 5.00%, 08/01/26	110	116,394
Virginia Public School Authority RB
5.00%, 08/01/26 (SAW)	215	227,497
Series B, 5.00%, 08/01/26	215	227,496
Virginia Resources Authority RB
5.00%, 11/01/26	410	436,219
5.00%, 11/01/26 (Call 11/01/25)	215	225,772
5.00%, 11/01/27 (Call 11/01/26)	215	227,839
Series A, 5.00%, 11/01/26	315	335,144

		9,968,646

Washington — 5.0%
Cascade Water Alliance, 5.00%, 09/01/26	325	344,750
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	70	73,446
SERIES S-1, 5.00%, 11/01/26	250	265,602
City of Seattle Municipal Light & Power Revenue, 5.00%, 02/01/26	270	283,697
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/26	120	127,006
City of Seattle WA GOL
4.00%, 04/01/28 (Call 04/01/26)	80	81,727
Series A, 5.00%, 06/01/26 (Call 06/01/25)	175	182,139
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 10/01/27 (Call 10/01/26)	110	112,533
4.00%, 04/01/29 (Call 04/01/26)	160	162,965
Series B, 5.00%, 04/01/26	285	300,139
Series B, 5.00%, 04/01/27 (Call 04/01/26)	205	216,025
Series B, 5.00%, 04/01/28 (Call 04/01/26)	165	173,656
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/26	145	153,638
City of Spokane WA GO, 5.00%, 12/01/26	160	170,167

Security	Par (000)	Value

Washington (continued)
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/26 (GTD)	$165	$175,420
County of King WA GOL, 5.00%, 07/01/26 (Call 01/01/25)	200	206,871
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/26	420	444,074
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	110	116,227
County of Spokane WA GOL, 5.00%, 12/01/26	60	63,812
Energy Northwest RB
5.00%, 07/01/26 (Call 07/01/25)	280	292,125
Series A, 5.00%, 07/01/26	1,080	1,137,327
Series A, 5.00%, 07/01/27 (Call 07/01/26)	120	126,836
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	275	282,311
King County School District No. 401 Highline GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	320	339,831
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/26 (Call 06/01/26) (GTD)	440	450,292
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/26 (Call 12/01/25) (GTD)	145	151,926
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	100	106,354
Port of Seattle WA RB
5.00%, 02/01/26	530	555,222
5.00%, 06/01/26	55	57,861
5.00%, 08/01/26	310	326,788
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/29 (Call 12/01/26)	100	106,001
State of Washington, 5.00%, 07/01/26	485	513,314
State of Washington GO
0.00%, 06/01/26 (AMBAC)(b)	100	87,597
5.00%, 07/01/26 (Call 01/01/26)	170	178,631
5.00%, 08/01/26	440	466,212
5.00%, 08/01/26 (Call 08/01/25)	115	120,124
5.00%, 08/01/27 (Call 08/01/26)	155	164,177
Series 2020-A, 5.00%, 08/01/26	155	164,234
Series B, 5.00%, 02/01/26 (Call 02/01/25)	410	425,044
Series B, 5.00%, 08/01/28 (Call 08/01/26)	120	126,888
Series C, 5.00%, 02/01/26	85	89,446
Series R, 5.00%, 08/01/28 (Call 08/01/26)	290	306,646
University of Washington RB
Series A, 5.00%, 12/01/26	225	239,032
Series A, 5.00%, 12/01/28 (Call 12/01/26)	140	147,873

		10,615,986

West Virginia — 0.5%
School Building Authority of West Virginia RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	145	149,187
State of West Virginia GO
5.00%, 06/01/26	150	158,268
5.00%, 12/01/26	110	116,817
Series A, 0.00%, 11/01/26 (NPFGC)(b)	100	86,573
Series B, 5.00%, 12/01/26	130	138,056
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	255	268,523
West Virginia Parkways Authority RB, 5.00%, 06/01/26	155	162,529

		1,079,953

Wisconsin — 1.8%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/26	210	221,938
State of Wisconsin GO 4.00%, 05/01/26 (Call 05/01/24)	100	101,086

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
5.00%, 11/01/26	$480	$511,251
Series 1, 4.00%, 11/01/26 (Call 05/01/25)	190	193,346
Series 1, 5.00%, 05/01/26	75	79,328
Series 1, 5.00%, 11/01/26 (Call 05/01/25)	380	395,230
Series 2, 5.00%, 11/01/26	350	372,788
Series 3, 5.00%, 11/01/26	110	117,162
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	30	30,992
State of Wisconsin RB
Series A, 5.00%, 05/01/26	450	474,141
Series B, 5.00%, 05/01/28 (Call 05/01/26)	235	246,262
Wisconsin Department of Transportation RB
5.00%, 07/01/27 (Call 07/01/26)	300	316,347
5.00%, 07/01/28 (Call 07/01/26)	145	152,238
Series 1, 5.00%, 07/01/26 (Call 07/01/25)	290	301,956
Series 2, 5.00%, 07/01/26	185	195,800
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	35,623

		3,745,488

Total Long-Term Investments — 98.5% (Cost: $222,097,423)		208,050,686

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds: MuniCash, 1.83%(c)(d)	1,315	$1,314,764

Total Short-Term Securities — 0.6% (Cost: $1,314,764)		1,314,764

Total Investments — 99.1% (Cost: $223,412,187)		209,365,450

Other Assets Less Liabilities — 0.9%		1,967,984

Net Assets — 100.0%		$211,333,434

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$604,744	$709,748	(a)	$—	$278	$(6)	$1,314,764	1,315	$7,240	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$208,050,686	$—	$208,050,686
Money Market Funds	1,314,764	—	—	1,314,764

	$1,314,764	$208,050,686	$—	$209,365,450

See notes to financial statements.

84	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.5%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/27	$135	$145,139
Series A, 5.00%, 09/01/29 (PR 09/01/27)	100	107,510
Alabama Highway Finance Corp. RB, 5.00%, 08/01/27	130	138,673
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/27	930	1,001,537
City of Huntsville AL, 5.00%, 11/01/27 (CALL 05/01/27)	100	106,978
City of Huntsville AL GOL
5.00%, 05/01/27 (Call 05/01/26)	80	84,435
Series A, 5.00%, 05/01/28 (Call 11/01/27)	60	64,587
State of Alabama GO
5.00%, 11/01/27	170	183,158
Series C, 5.00%, 08/01/27 (Call 08/01/26)	185	195,973
University of Alabama (The), 5.00%, 07/01/27	60	64,129
Water Works Board of the City of Birmingham (The) RB
Series B, 5.00%, 01/01/32 (PR 01/01/27)	200	212,376
Series B, 5.00%, 01/01/43 (PR 01/01/27)	250	265,470

		2,569,965

Alaska — 0.1%
State of Alaska GO, 5.00%, 08/01/27	135	144,312

Arizona — 1.5%
Arizona Department of Transportation State Highway Fund Revenue, 5.00%, 07/01/27 (Call 07/01/26)	300	317,408
Arizona State University RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	150	159,039
City of Chandler AZ GOL, 5.00%, 07/01/27	85	90,963
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	435	460,241
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27	150	159,856
5.00%, 07/01/27 (Call 07/01/26)	260	274,239
Series D, 5.00%, 07/01/29 (CALL 07/01/27)	235	246,541
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	40	42,770
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/27	110	117,472
Salt River Project Agricultural Improvement & Power District, 5.00%, 01/01/27	165	175,804
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/27	55	58,601
Series A, 5.00%, 01/01/27	210	223,751
Series A, 5.00%, 01/01/29 (Call 01/01/27)	190	202,441
State of Arizona COP, Series A, 5.00%, 10/01/27	115	123,769

		2,652,895

California — 13.3%
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/27	215	231,494
Bay Area Toll Authority RB, 4.00%, 04/01/29 (Call 04/01/27)	570	582,968
California Health Facilities Financing Authority RB, 5.00%, 11/01/27	780	842,610
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/27 (Call 04/01/27)	50	53,771
5.00%, 10/01/28 (Call 04/01/27)	185	198,799
California State Public Works Board RB
5.00%, 09/01/29 (Call 09/01/27)	265	284,320
5.00%, 10/01/30 (CALL 10/01/27)	150	160,805
Series C, 5.00%, 03/01/28 (Call 03/01/27)	320	341,458

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 10/01/31 (Call 10/01/27)	$235	$251,598
California State University RB
5.00%, 11/01/29 (Call 05/01/27)	245	262,437
Series A, 5.00%, 11/01/27 (Call 11/01/25)	95	99,748
Series A, 5.00%, 11/01/27 (Call 05/01/26)	410	433,443
Series A, 5.00%, 11/01/30 (Call 05/01/27)	205	219,374
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	200	211,791
City of Foster City CA GO, 4.00%, 08/01/30 (Call 08/01/27)	100	102,836
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/27	275	295,687
City of Los Angeles Department of Airports RB
5.00%, 05/15/27	170	181,866
Series C, 5.00%, 05/15/27	250	267,232
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27	125	134,974
5.00%, 11/01/27 (Call 05/01/25)	50	52,184
5.00%, 11/01/27 (Call 11/01/26)	250	266,210
Series D, 5.00%, 11/01/30 (Call 11/01/27)	230	247,777
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	120	129,264
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/27 (Call 03/01/25)	110	114,193
County of Santa Clara CA, 5.00%, 08/01/27	170	183,582
County of Santa Clara CA GO, Series C, 5.00%, 08/01/31 (Call 08/01/27)	195	209,151
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	130	139,616
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/27	60	64,461
El Camino Community College District Foundation (The), 0.00%, 08/01/27(a)	200	168,502
Foothill-De Anza Community College District, 0.00%, 08/01/27 (NATL)(a)	415	349,642
Los Angeles Community College District/CA GO
4.00%, 08/01/30 (Call 08/01/27)	100	102,836
Series J, 5.00%, 08/01/28 (Call 08/01/27)	100	107,857
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/30 (CALL 07/01/27)	140	150,177
Series A, 5.00%, 06/01/27	740	796,321
Series A, 5.00%, 07/01/29 (Call 07/01/27)	235	252,248
Los Angeles Department of Water & Power, 5.00%, 07/01/27	315	338,788
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/31 (CALL 01/01/27)	90	95,769
Los Angeles Department of Water & Power RB, 5.00%, 07/01/27	300	322,656
Los Angeles Department of Water & Power System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/27)	270	290,162
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	330	352,383
Los Angeles Unified School District/CA, 5.00%, 07/01/27 (Call 07/01/25)	55	57,347
Los Angeles Unified School District/CA GO
5.00%, 07/01/27	500	537,311
Series A, 5.00%, 07/01/27	315	338,506
Series B1, 5.00%, 07/01/27	195	209,551
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/27	485	521,626
Series C, 5.00%, 10/01/27	55	59,557

S C H E D U L E S O F I N V E S T M E N T S	85

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Modesto Irrigation District RB, Series A, 5.00%, 10/01/27 (CALL 10/01/25)	$40	$41,867
Mountain View Los Altos Union High School District/CA GO, Series C, 0.00%, 08/01/27(a)	150	125,379
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/27 (Call 11/01/26)	225	239,241
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NPFGC)(a)	215	179,627
Palo Alto Unified School District GO, 0.00%, 08/01/27(a)	130	109,424
Riverside County Transportation Commission RB
5.00%, 06/01/31 (CALL 12/01/27)	360	388,030
Series B, 5.00%, 06/01/28 (Call 12/01/27)	120	129,885
Sacramento Municipal Utility District RB, 5.00%, 08/15/27	40	43,145
San Diego County Regional Airport Authority RB, 5.00%, 07/01/27	100	105,775
San Diego Unified School District/CA GO
5.00%, 07/01/30 (Call 07/01/27)	185	199,195
Series J, 5.00%, 07/01/29 (Call 07/01/27)	100	107,833
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
5.00%, 07/01/29 (Call 07/01/27)	190	203,521
Series A, 5.00%, 07/01/29 (Call 07/01/27)	100	107,116
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/27 (Call 05/01/26)	140	146,911
Series D, 5.00%, 05/01/27 (Call 05/01/26)	100	104,936
San Francisco County Transportation Authority Sales Tax Revenue RB, 4.00%, 02/01/29 (Call 02/01/27)	180	184,940
San Jose Unified School District GO
5.00%, 08/01/27	150	161,985
Series C, 0.00%, 08/01/27 (NPFGC)(a)	95	80,039
San Mateo County Community College District GO
Series A, 0.00%, 09/01/27 (NPFGC)(a)	355	297,890
Series B, 0.00%, 09/01/27 (NPFGC)(a)	100	84,152
San Mateo Union High School District GO, Series C, 0.00%, 09/01/27 (NPFGC)(a)	170	141,105
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	65	69,456
Southern California Public Power Authority, 4.00%, 07/01/27 (Call 01/01/25)	210	213,283
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/27 (Call 01/01/25)	85	88,168
State of California, 4.00%, 09/01/27	200	205,785
State of California Department of Water Resources RB
Series AX, 5.00%, 12/01/31 (Call 12/01/27)	130	140,408
Series BB, 5.00%, 12/01/27	105	113,802
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	45	46,012
5.00%, 04/01/27	225	240,424
5.00%, 08/01/27	350	375,569
5.00%, 08/01/27 (Call 08/01/26)	205	217,160
5.00%, 10/01/27	230	247,321
5.00%, 11/01/27	880	947,271
5.00%, 12/01/27	310	334,028
5.00%, 08/01/28 (Call 08/01/27)	385	412,793
5.00%, 11/01/28 (Call 11/01/27)	365	392,559
5.00%, 08/01/29 (Call 08/01/27)	345	369,617
5.00%, 08/01/30 (Call 08/01/27)	1,030	1,101,262
5.00%, 11/01/30 (Call 11/01/27)	255	273,374
5.00%, 11/01/31 (Call 11/01/27)	320	342,266

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 08/01/27 (Call 08/01/26)	$280	$296,608
University of California, 5.00%, 05/15/27	100	107,285
University of California RB
5.00%, 05/15/29 (Call 05/15/27)	125	134,121
5.00%, 05/15/30 (CALL 05/15/27)	285	305,394
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	35	36,523
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	550	589,357
Series I, 5.00%, 05/15/27 (Call 05/15/25)	280	291,909
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/27 (Call 08/01/25)	75	78,575
Western Municipal Water District Facilities Authority RB, 5.00%, 10/01/27	175	189,086

		22,956,300

Colorado — 0.9%
Adams & Arapahoe Joint School District 28J Aurora, 5.00%, 12/01/27 (SAW)	150	161,772
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/27	100	106,358
Series B, 5.00%, 12/01/27	45	47,710
City & County of Denver Co. GO, 5.00%, 08/01/27	55	59,093
City of Colorado Springs Co. Utilities System Revenue RB, 5.00%, 11/15/27	300	323,226
Colorado Health Facilities Authority, 5.00%, 11/01/27	200	207,996
Denver City & County School District No. 1, 5.50%, 12/01/28 (Call 12/01/27) (SAW)	185	203,629
Denver City & County School District No. 1 GO, Series B, 4.00%, 12/01/27 (SAW)	200	206,320
State of Colorado COP, Series K, 5.00%, 03/15/27	175	185,862

		1,501,966

Connecticut — 1.6%
City of Danbury CT GO, 5.00%, 11/01/27 (CALL 11/01/26)	50	53,082
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/29 (Call 05/01/27)	155	165,491
State of Connecticut GO
4.00%, 06/01/27	50	50,765
5.00%, 08/15/27 (Call 08/15/26)	225	237,732
Series 2021 A, 4.00%, 01/15/27	105	106,493
Series A, 5.00%, 04/15/29 (Call 04/15/27)	325	344,867
Series B, 4.00%, 06/01/27	210	213,213
Series B, 5.00%, 06/15/27 (Call 06/15/25)	185	192,396
Series F, 5.00%, 11/15/27 (Call 11/15/25)	180	188,251
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/27 (Call 09/01/26)	185	195,647
Series A, 5.00%, 01/01/27	105	111,414
Series A, 5.00%, 05/01/27	410	437,524
Series B, 5.00%, 10/01/27	135	144,787
Series D, 5.00%, 11/01/27	200	214,717
University of Connecticut, 5.00%, 11/01/27	65	69,629

		2,726,008

Delaware — 0.8%
County of New Castle, 5.00%, 04/01/27	100	106,897
Delaware Transportation Authority RB
5.00%, 07/01/27	220	235,925
5.00%, 07/01/27 (Call 07/01/26)	65	68,726
State of Delaware, 5.00%, 02/01/27	150	160,303
State of Delaware GO
Series A, 5.00%, 01/01/27	500	533,743
Series D, 5.00%, 07/01/27 (Call 07/01/26)	260	275,455

		1,381,049

86	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 1.9%
District of Columbia GO
Series A, 5.00%, 10/15/27	$100	$107,631
Series D, 5.00%, 06/01/27	535	573,127
Series E, 5.00%, 02/01/27	345	367,990
Series E, 5.00%, 06/01/27 (Call 12/01/26)	290	307,745
District of Columbia RB
Series A, 5.00%, 03/01/27	245	261,408
Series B, 5.00%, 10/01/27	305	327,826
Series C, 5.00%, 05/01/27	50	53,464
Series C, 5.00%, 10/01/27	410	440,684
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/27 (Call 10/01/25)	115	120,545
Series B, 5.00%, 10/01/27	50	53,789
Metropolitan Washington Airports Authority Aviation Revenue RB, 5.00%, 10/01/27	135	143,404
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/27	55	58,883
Series A, 5.00%, 07/15/27	320	342,754
Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	120	127,898

		3,287,148

Florida — 2.3%
Broward County FL Water & Sewer Utility Revenue RB, 5.00%, 10/01/27 (Call 10/01/25)	180	187,660
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	150	155,845
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	100	106,659
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/27	170	180,190
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/27	185	197,731
Series A, 5.00%, 07/01/27 (Call 07/01/26)	150	158,439
Florida Department of Management Services RB, Series A, 3.00%, 09/01/31 (Call 09/01/27)	100	91,797
Hillsborough County Aviation Authority RB, 5.00%, 10/01/27	200	212,451
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	31,405
Orlando Utilities Commission RB, 5.00%, 10/01/27	200	213,565
Palm Beach County School District, 5.00%, 08/01/27	200	211,726
Palm Beach County School District COP
Series A, 5.00%, 08/01/27	105	111,156
Series B, 5.00%, 08/01/27	115	121,742
School Board of Miami-Dade County (The), 5.00%, 05/01/27 (Call 05/01/25) (AGM)	175	181,291
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	65	69,035
School District of Broward County/FL GO, 5.00%, 07/01/27	70	74,848
State of Florida, 5.00%, 07/01/27	165	176,870
State of Florida Department of Transportation RB, 5.00%, 07/01/27	100	107,104
State of Florida Department of Transportation Turnpike System RB
Series A, 5.00%, 07/01/27	275	294,660
Series A, 5.00%, 07/01/29 (Call 07/01/27)	60	64,056
State of Florida GO
5.00%, 07/01/28 (CALL 07/01/27)	255	273,471
Series A, 5.00%, 07/01/27	60	64,316
Series B, 5.00%, 06/01/30 (Call 06/01/27)	75	80,014
Series C, 5.00%, 06/01/27	125	133,908
Series D, 5.00%, 06/01/27	90	96,414

Security	Par (000)	Value

Florida (continued)
State of Florida Lottery Revenue RB
5.00%, 07/01/27 (CALL 07/01/26)	$150	$158,332
Series A, 5.00%, 07/01/27	163	174,072

		3,928,757

Georgia — 2.4%
City of Atlanta GA, 5.00%, 12/01/27	60	64,706
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/27	100	105,951
Series A, 5.00%, 07/01/27	195	206,605
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/31 (Call 11/01/27)	125	132,696
Series B, 5.00%, 11/01/29 (Call 11/01/27)	120	128,444
Series C, 5.00%, 11/01/28 (Call 11/01/27)	215	230,722
County of Columbia GA GO, 5.00%, 01/01/27	20	21,358
Georgia Ports Authority RB, 5.00%, 07/01/27	700	750,669
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/27	370	394,423
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/27	500	537,893
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.25%, 07/01/27 (NPFGC)	100	107,862
Series D, 4.00%, 07/01/27	80	82,186
State of Georgia GO
5.00%, 07/01/28 (Call 01/01/27)	665	709,416
5.00%, 02/01/29 (Call 02/01/27)	100	106,758
Series A, 5.00%, 02/01/27 (Call 02/01/26)	55	57,951
Series A, 5.00%, 08/01/27	135	145,293
Series C, 5.00%, 07/01/29 (Call 07/01/27)	225	241,514
Series F, 5.00%, 07/01/27 (Call 01/01/27)	95	101,417

		4,125,864

Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 (CALL 07/01/26)	315	332,165
Series A, 5.00%, 07/01/27 (Call 07/01/25)	285	296,676
City & County of Honolulu HI GO
5.00%, 07/01/27	355	379,904
5.00%, 09/01/27	175	187,658
Series B, 5.00%, 10/01/27 (Call 10/01/25)	100	104,510
Series C, 4.00%, 08/01/27	245	251,789
Series D, 5.00%, 09/01/31 (Call 09/01/27)	135	143,896
County of Hawaii HI GO, 5.00%, 09/01/27 (Call 03/01/26)	100	105,289
County of Maui HI, 5.00%, 03/01/27	135	144,153
State of Hawaii GO
5.00%, 10/01/27	205	220,342
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	445	472,241
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	120	127,346
Series FK, 5.00%, 05/01/28 (Call 05/01/27)	150	160,264
Series FN, 5.00%, 10/01/30 (Call 10/01/27)	305	326,113

		3,252,346

Idaho — 0.2%
Idaho Housing & Finance Association RB, Series A, 5.00%, 07/15/27	320	339,037

Illinois — 3.7%
Chicago O’Hare International Airport RB
Series A, 5.00%, 01/01/28 (Call 01/01/27)	125	131,112
Series B, 5.00%, 01/01/27 (Call 01/01/25)	175	179,707
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/27	100	103,047

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority RB
5.00%, 07/01/27	$275	$294,169
5.00%, 07/01/29 (Call 01/01/27)	685	727,226
Illinois State Toll Highway Authority RB
Series A, 5.00%, 01/01/27	150	158,744
Series B, 5.00%, 01/01/27	375	396,860
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	131,377
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/01/27 (CALL 12/01/26)	175	185,708
Sales Tax Securitization Corp. RB, 5.00%, 01/01/27	140	145,299
State of Illinois, 5.00%, 02/01/27	145	145,926
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	100,418
5.00%, 10/01/27	325	326,249
Series A, 5.00%, 03/01/27	160	160,979
Series A, 5.00%, 12/01/27	400	401,318
Series B, 5.00%, 03/01/27	255	256,560
Series B, 5.00%, 09/01/27	150	150,628
Series D, 5.00%, 11/01/27	1,115	1,118,898
Series D, 5.00%, 11/01/28 (Call 11/01/27)	1,000	1,001,311
State of Illinois Sales Tax Revenue RB, Series C, 5.00%, 06/15/27	200	206,421

		6,321,957

Indiana — 0.9%
Indiana Finance Authority, 5.00%, 02/01/27	125	133,432
Indiana Finance Authority RB
5.00%, 02/01/27	300	320,237
5.00%, 10/01/27	210	224,790
Series C, 5.00%, 06/01/27 (Call 12/01/26)	380	404,445
Indiana University RB, 5.00%, 08/01/29 (CALL 08/01/27)	165	176,474
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/29 (Call 01/15/27)	325	344,009

		1,603,387

Iowa — 0.1%
City of Des Moines IA GO, 5.00%, 06/01/27	45	48,128
Iowa Finance Authority, 5.00%, 08/01/27 (Call 08/01/25)	80	83,564

		131,692

Kansas — 0.6%
County of Johnson KS GO, 5.00%, 09/01/27	140	150,256
State of Kansas Department of Transportation, 5.00%, 09/01/30 (Call 09/01/27)	150	160,039
State of Kansas Department of Transportation RB
5.00%, 09/01/27 (Call 09/01/25)	475	495,586
Series A, 5.00%, 09/01/28 (Call 09/01/27)	285	305,099

		1,110,980

Kentucky — 0.1%
Louisville/Jefferson County Metropolitan Government GO, Series A, 5.00%, 04/01/27	150	160,346

Louisiana — 0.7%
State of Louisiana, 5.00%, 10/01/29 (Call 10/01/27)	190	204,419
State of Louisiana Gasoline & Fuels Tax Revenue RB,
Series B, 5.00%, 05/01/27	200	213,169
State of Louisiana GO
5.00%, 03/01/27	125	133,319
5.00%, 04/01/28 (Call 04/01/27)	35	37,387
Series A, 5.00%, 03/01/27	165	175,502
Series B, 5.00%, 08/01/27 (Call 08/01/26)	280	295,164
Series B, 5.00%, 10/01/27	95	101,709

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana RB, 5.00%, 09/01/27	$110	$118,007

		1,278,676

Maine — 0.7%
Maine Municipal Bond Bank RB
5.00%, 11/01/27	455	487,833
5.00%, 11/01/27 (Call 11/01/26)	200	211,943
State of Maine, 5.00%, 06/01/27	500	534,974

		1,234,750

Maryland — 5.0%
City of Baltimore MD GO, Series A, 5.00%, 10/15/27	120	129,044
City of Baltimore MD RB, Series B, 5.00%, 07/01/31 (Call 01/01/27)	100	105,375
County of Anne Arundel MD, 5.00%, 04/01/27	250	267,561
County of Anne Arundel MD GOL
5.00%, 04/01/27	200	214,049
5.00%, 10/01/27	130	140,035
5.00%, 10/01/29 (Call 10/01/27)	220	236,489
County of Baltimore MD GO
5.00%, 03/01/27	105	112,251
5.00%, 08/01/27	215	231,098
County of Charles MD GO, 5.00%, 10/01/27	100	107,719
County of Howard MD, 5.00%, 02/15/27	650	694,469
County of Howard MD GO, Series B, 5.00%, 02/15/28 (Call 02/15/27)	310	330,853
County of Montgomery MD GO
4.00%, 11/01/27	420	432,331
4.00%, 11/01/28 (CALL 11/01/27)	55	56,565
5.00%, 08/01/27	120	128,985
Series A, 5.00%, 11/01/27	195	210,279
Series C, 5.00%, 10/01/27	150	161,578
County of Prince George’s MD GOL, Series A, 5.00%, 07/15/27	640	687,527
State of Maryland Department of Transportation RB
4.00%, 09/01/27	85	87,197
5.00%, 10/01/27	330	354,697
5.00%, 10/01/27 (Call 10/01/26)	245	259,840
5.00%, 12/01/27	65	70,007
5.00%, 12/01/27 (Call 12/01/26)	100	105,973
5.00%, 09/01/28 (Call 09/01/27)	290	310,853
5.00%, 09/01/30 (Call 09/01/27)	325	346,751
Series A, 5.00%, 10/01/27	105	112,858
State of Maryland GO
5.00%, 08/01/27	440	472,945
Second Series, 5.00%, 08/01/27	220	236,472
Series A, 5.00%, 03/15/27	355	379,711
Series A, 5.00%, 08/01/27	325	349,334
Series A, 5.00%, 03/15/28 (Call 03/15/27)	310	331,344
Series A, 5.00%, 08/01/28 (Call 08/01/27)	150	161,101
Series A, 5.00%, 08/01/29 (CALL 08/01/27)	460	493,658
Washington Suburban Sanitary Commission, 5.00%, 06/01/27 (GTD)	75	80,444
Washington Suburban Sanitary Commission RB
3.00%, 06/01/27 (GTD)	75	72,857
5.00%, 06/15/28 (Call 06/15/27) (GTD)	105	112,543

		8,584,793

Massachusetts — 2.9%
City of Boston MA, 5.00%, 11/01/27	115	124,231
City of Boston MA GO
5.00%, 04/01/27	525	562,771

88	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 05/01/27	$90	$96,586
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/27 (Call 06/15/26)	100	105,575
Commonwealth of Massachusetts GOL
5.00%, 01/01/27	185	196,743
5.00%, 09/01/27	510	546,890
Series B, 5.00%, 07/01/27	120	128,418
Series C, 5.00%, 05/01/27	235	250,979
Series D, 5.00%, 07/01/27	80	85,612
Series E, 5.00%, 11/01/27	180	193,417
Series G, 5.00%, 09/01/27	230	246,637
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/30 (Call 12/01/27)	100	107,161
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/27	405	433,592
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	110	117,625
Massachusetts Clean Water Trust (The) RB
5.00%, 02/01/27	720	769,747
5.25%, 08/01/27	20	21,688
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/27 (Call 08/15/25)	245	255,567
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.00%, 01/01/27	200	211,897
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/27	305	324,361
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27)	135	144,266
University of Massachusetts Building Authority RB, 5.00%, 11/01/27	60	64,615

		4,988,378

Michigan — 1.2%
Michigan Finance Authority RB, 5.00%, 12/01/28 (CALL 06/01/27)	265	281,242
Michigan State Building Authority, 5.00%, 04/15/27 (Call 10/15/25)	175	182,412
Michigan State Building Authority RB, 5.00%, 10/15/27	345	368,401
State of Michigan, 5.00%, 05/01/27	85	91,110
State of Michigan RB, 5.00%, 03/15/27	270	287,661
State of Michigan Trunk Line Revenue RB, Series B, 5.00%, 11/15/27	430	462,671
University of Michigan RB, Series A, 5.00%, 04/01/29 (Call 04/01/27)	110	117,274
Wayne County Airport Authority RB, 5.00%, 12/01/27 (CALL 12/01/25)	200	207,448

		1,998,219

Minnesota — 1.2%
County of Hennepin MN GO, 5.00%, 12/01/27	230	246,383
State of Minnesota, 5.00%, 08/01/27	280	300,837
State of Minnesota GO
5.00%, 08/01/27	345	370,675
Series A, 5.00%, 10/01/28 (Call 10/01/27)	160	172,204
Series A, 5.00%, 10/01/31 (Call 10/01/27)	130	139,304
Series B, 5.00%, 10/01/28 (Call 10/01/27)	100	107,627
Series D, 5.00%, 08/01/27 (Call 08/01/26)	265	280,882
Series D, 5.00%, 10/01/27	160	172,275
University of Minnesota, 5.00%, 12/01/27	65	69,912

Security	Par (000)	Value

Minnesota (continued)
University of Minnesota RB, Series B, 5.00%, 12/01/29 (Call 12/01/27)	$140	$149,704

		2,009,803

Mississippi — 0.4%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	225	241,317
Series A, 5.00%, 10/01/32 (PR 10/01/27)	325	349,780
Series C, 5.00%, 10/01/27 (PR 10/01/25)	90	94,314

		685,411

Missouri — 0.4%
Metropolitan St Louis Sewer District RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	210	224,293
Missouri State Board of Public Buildings GO, 5.00%, 10/01/27	405	432,281
Missouri State Environmental Improvement & Energy Resources Authority RB, 5.00%, 01/01/27 (Call 07/01/25)	45	46,914

		703,488

Montana — 0.1%
State of Montana, 5.00%, 08/01/27	225	242,052

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/27 (Call 03/01/27)	335	356,760
Nebraska Public Power District RB 5.00%, 01/01/27	100	105,829
Series A, 5.00%, 01/01/27 (Call 01/01/26)	135	141,027
Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	52,721
Omaha Public Power District, 5.00%, 02/01/27 (Call 02/01/26) .	400	420,670
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 12/01/27)	90	96,814
University of Nebraska Facilities Corp. RB, 5.00%, 07/15/27	100	107,471

		1,281,292

Nevada — 2.0%
Clark County School District, 5.00%, 06/15/27 (Call 12/15/25)	180	187,881
Clark County School District GOL
5.00%, 06/15/27	125	132,324
Series C, 5.00%, 06/15/27 (Call 12/15/25)	215	223,768
County of Clark NV, 5.00%, 07/01/27	150	159,856
County of Clark NV GOL
4.00%, 11/01/31 (Call 11/01/27)	160	162,016
5.00%, 06/01/27	25	26,727
5.00%, 11/01/27	240	257,889
Series B, 5.00%, 11/01/27 (Call 11/01/26)	75	79,681
County of Clark NV Passenger Facility Charge RB, Series C,
5.00%, 07/01/27	160	169,522
County of Clark NV RB
5.00%, 07/01/27	440	469,310
5.00%, 07/01/30 (Call 07/01/27)	50	53,241
County of Washoe NV RB, 5.00%, 02/01/27	35	37,048
Las Vegas Valley Water District GO, 5.00%, 06/01/27	140	149,731
Las Vegas Valley Water District GOL
5.00%, 02/01/29 (Call 02/01/27)	60	63,778
Series A, 5.00%, 06/01/27 (Call 06/01/25)	55	57,202
State of Nevada GOL
5.00%, 08/01/27	150	161,026
Series D, 5.00%, 04/01/27 (Call 04/01/25)	345	358,060
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27	100	107,316
5.00%, 12/01/27 (Call 06/01/26)	465	489,506

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Washoe County School District/NV GOL, 5.00%, 04/01/27	$100	$106,137

		3,452,019

New Hampshire — 0.2%
State of New Hampshire GO
Series B, 4.00%, 12/01/30 (Call 12/01/27)	120	122,887
Series D, 5.00%, 12/01/27	215	231,769

		354,656

New Jersey — 2.1%
New Jersey Economic Development Authority, 5.00%, 11/01/27	65	67,599
New Jersey Economic Development Authority RB
5.00%, 06/15/27	70	72,622
Series A, 4.00%, 11/01/27 (SAP)	255	253,438
Series A, 5.00%, 11/01/27	145	150,797
New Jersey Educational Facilities Authority, 5.00%, 07/01/27	155	166,705
New Jersey Educational Facilities Authority RB, 5.00%, 03/01/27	470	503,239
New Jersey Transportation Trust Fund Authority RB, Series B, 5.00%, 06/15/27	510	529,104
New Jersey Turnpike Authority RB
5.00%, 01/01/27	190	201,454
Series A, 5.00%, 01/01/29 (Call 01/01/27)	210	221,102
Series A, 5.25%, 01/01/27 (AGM)	350	374,888
State of New Jersey GO
5.00%, 06/01/27	10	10,603
5.00%, 06/01/27 (Call 06/01/25)	45	46,583
Series A, 5.00%, 06/01/27	1,025	1,086,857

		3,684,991

New Mexico — 0.3%
New Mexico Finance Authority RB
5.00%, 06/01/27	100	106,907
Series A, 5.00%, 06/01/27	35	37,418
State of New Mexico GO, 5.00%, 03/01/27	150	160,170
State of New Mexico Severance Tax Permanent Fund RB,
5.00%, 07/01/27	285	305,247

		609,742

New York — 11.7%
City of New York
5.00%, 08/01/27	75	80,241
5.00%, 08/01/27 (Call 08/01/26)	90	95,264
City of New York NY, 5.00%, 11/01/27	440	472,169
City of New York NY GO
5.00%, 08/01/27	350	374,458
5.00%, 08/01/27 (Call 02/01/27)	235	249,621
Series 1, 5.00%, 08/01/27	180	192,171
Series 1, 5.00%, 08/01/29 (Call 08/01/27)	300	317,354
Series A, 5.00%, 08/01/27	295	314,947
Series A, 5.00%, 08/01/28 (Call 08/01/27)	345	368,343
Series A-1, 5.00%, 08/01/27	200	213,976
Series C, 5.00%, 08/01/27 (Call 02/01/26)	60	63,082
Series C, 5.00%, 08/01/28 (Call 02/01/27)	215	228,123
County of Nassau NY GOL, 5.00%, 07/01/27 (AGM)	400	424,864
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/27	275	291,666
Series A, 5.00%, 02/15/29 (Call 02/15/27)	190	200,376
Long Island Power Authority RB, Series A, 5.00%, 09/01/27	100	107,141
Metropolitan Transportation Authority, 5.00%, 11/15/27 (Call 11/15/26)	100	105,163

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority RB
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	$50	$50,679
Series B-2, 5.00%, 11/15/27 (CALL 11/15/26)	180	189,293
Series C-1, 5.00%, 11/15/27	250	255,572
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	70	70,894
Series C-2, 0.00%, 11/15/27(a)	375	301,223
Series D, 5.00%, 11/15/27 (Call 11/15/26)	55	55,747
New York City Municipal Water Finance Authority RB
5.00%, 06/15/27 (Call 12/15/25)	605	636,610
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	580	610,304
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/31 (Call 07/15/27) (SAW)	180	191,122
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/28 (Call 07/15/27) (SAW)	265	282,786
5.00%, 07/15/31 (Call 07/15/27) (SAW)	200	212,358
Series B-1, 5.00%, 07/15/27 (SAW)	200	213,414
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	190	202,340
Series S-3, 5.00%, 07/15/27 (SAW)	295	314,785
Series S-4A, 5.00%, 07/15/27 (SAW)	150	160,060
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 11/01/30 (Call 05/01/27)	405	425,958
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/27 (Call 05/01/27)	220	234,500
5.00%, 11/01/29 (Call 11/01/27)	130	137,983
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	190	202,000
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	275	291,154
Series C, 5.00%, 11/01/27 (Call 05/01/25)	255	265,096
Series C, 5.00%, 11/01/29 (Call 05/01/27)	240	253,380
New York City Water & Sewer System RB
5.00%, 06/15/27 (PR 06/15/25)	125	130,427
Series AA, 5.00%, 06/15/27	450	482,502
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	200	211,250
Series FF, 5.00%, 06/15/27 (PR 06/15/25)	80	83,474
New York State Dormitory Authority
5.00%, 03/15/27	150	159,436
5.00%, 03/15/27 (ETM)	85	90,883
5.00%, 07/01/27	185	198,556
New York State Dormitory Authority RB
5.00%, 03/15/27	100	106,922
5.00%, 07/01/27	235	250,336
5.00%, 03/15/28 (Call 03/15/27)	215	225,426
5.00%, 03/15/30 (Call 03/15/27)	280	291,780
Series A, 5.00%, 02/15/27 (PR 08/15/26)	140	148,575
Series A, 5.00%, 03/15/27	655	696,991
Series A, 5.00%, 03/15/27 (PR 09/15/26)	90	95,623
Series A, 5.00%, 07/01/27 (Call 07/01/25)	200	207,728
Series A, 5.00%, 02/15/29 (Call 02/15/27)	310	327,560
Series A, 5.00%, 02/15/30 (Call 02/15/27)	240	252,562
Series B, 5.00%, 02/15/27	165	175,885
Series B, 5.00%, 02/15/27 (PR 02/15/25)	135	140,157
Series B, 5.00%, 03/15/27 (PR 09/15/25)	355	371,778
Series B, 5.00%, 02/15/31 (Call 08/15/27)	250	263,333
Series D, 5.00%, 02/15/27 (PR 08/15/26)	340	360,204
Series E, 5.00%, 03/15/27	420	449,071
New York State Environmental Facilities Corp. RB
5.00%, 06/15/27	60	64,387
5.00%, 06/15/27 (CALL 06/15/26)	125	131,956
5.00%, 06/15/29 (Call 06/15/27)	860	918,794

90	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority RB, 5.00%, 01/01/27	$155	$164,282
New York State Urban Development Corp. RB
5.00%, 03/15/27	190	201,873
Series A, 5.00%, 03/15/27 (PR 03/15/26)	625	658,425
Series A, 5.00%, 03/15/28 (Call 03/15/27)	260	275,835
Series A, 5.00%, 03/15/29 (Call 03/15/27)	265	280,268
Series C, 5.00%, 03/15/31 (Call 09/15/27)	150	158,911
Port Authority of New York & New Jersey RB
4.00%, 12/01/27	85	87,086
5.00%, 11/15/31 (Call 11/15/27)	260	275,108
State of New York GO, Series A, 5.00%, 03/01/27	55	58,844
Triborough Bridge & Tunnel Authority, 5.00%, 11/15/27 Call	365	389,649
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/27 (Call 05/15/27)	300	320,046
Series B, 5.00%, 11/15/31 (Call 05/15/27)	115	121,367
Series C-1, 5.00%, 11/15/27	325	348,914
Utility Debt Securitization Authority RB, 5.00%, 06/15/27 (Call 06/15/25)	335	349,112

		20,181,533

North Carolina — 2.2%
City of Charlotte NC GO
5.00%, 06/01/27	120	128,816
Series A, 5.00%, 06/01/27	375	402,549
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/27	20	21,493
County of Forsyth NC RB, 5.00%, 04/01/27	120	128,023
County of Guilford NC, 5.00%, 03/01/27	100	106,989
County of Guilford NC GO
Series B, 5.00%, 05/01/27	150	160,846
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	107,108
County of Mecklenburg NC GO
5.00%, 03/01/27	130	139,085
Series A, 5.00%, 04/01/27	45	48,199
Series A, 5.00%, 04/01/28 (Call 04/01/27)	240	256,776
County of Wake NC, 5.00%, 08/01/27	695	744,511
County of Wake NC RB
5.00%, 03/01/27	115	122,558
5.00%, 09/01/27	35	37,532
Mecklenburg County Public Facilities Corp. RB, 5.00%, 02/01/27	50	53,230
State of North Carolina GO, 5.00%, 06/01/27 (Call 06/01/26)	125	132,335
State of North Carolina RB
5.00%, 03/01/27	295	313,166
5.00%, 05/01/30 (Call 05/01/27)	260	276,022
Series B, 5.00%, 05/01/27	230	245,639
Series B, 5.00%, 05/01/28 (Call 05/01/27)	325	346,701
Town of Cary NC GO, 5.00%, 09/01/27	75	80,806

		3,852,384

Ohio — 3.0%
City of Columbus OH GO
4.00%, 04/01/31 (Call 10/01/27)	115	116,900
5.00%, 04/01/27	125	133,622
5.00%, 07/01/27 (Call 07/01/26)	550	581,914
Series 3, 5.00%, 02/15/27	210	224,107
City of Columbus OH GOL
Series 4, 5.00%, 02/15/27	85	90,710
Series 4, 5.00%, 02/15/28 (Call 02/15/27)	120	128,012
County of Hamilton OH Sales Tax Revenue RB, 5.00%, 12/01/27	230	245,719

Security	Par (000)	Value

Ohio (continued)
Ohio State University (The) RB, Series A, 5.00%, 12/01/27	$190	$204,727
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/27	80	84,881
Series A, 5.00%, 02/15/30 (Call 02/15/27)	110	115,994
Ohio Water Development Authority
5.00%, 06/01/27	135	144,561
5.00%, 12/01/27 (Call 12/01/26)	75	79,795
Ohio Water Development Authority RB
5.00%, 12/01/27 (Call 12/01/26)	50	53,197
Series A, 5.00%, 12/01/27	280	301,703
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/30 (Call 06/01/27)	100	106,645
Series A, 5.00%, 06/01/29 (Call 06/01/27)	240	256,682
Series A, 5.00%, 12/01/29 (Call 06/01/27)	300	320,721
Series B, 5.00%, 06/01/27 (Call 12/01/25)	140	147,022
Series B, 5.00%, 12/01/27	170	183,177
State of Ohio GO
5.00%, 03/01/27	100	106,780
5.00%, 06/15/27	300	321,535
5.00%, 09/01/27	145	155,823
Series C, 5.00%, 08/01/27	140	150,291
Series T, 5.00%, 05/01/30 (Call 05/01/27)	285	303,643
Series U, 5.00%, 05/01/27	295	315,694
State of Ohio RB
5.00%, 12/01/27 (Call 12/01/26)	220	233,548
Series B, 5.00%, 10/01/27	35	37,439

		5,144,842

Oklahoma — 0.4%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	310	328,120
Oklahoma Turnpike Authority RB
Series E, 4.00%, 01/01/31 (Call 01/01/27)	110	110,434
Series E, 5.00%, 01/01/27	120	126,947
University of Oklahoma (The) RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	100	105,132

		670,633

Oregon — 2.0%
City of Portland OR GOL, 5.00%, 06/01/27	615	659,368
City of Portland OR Sewer System Revenue RB
5.00%, 06/15/27 (CALL 06/15/26)	100	105,565
Series A, 5.00%, 05/01/27 (Call 05/01/26)	435	459,218
County of Multnomah OR GO, Series A, 5.00%, 06/15/27	110	117,799
County of Multnomah OR GOL, 5.00%, 06/01/29 (Call 06/01/27)	155	164,961
Hillsboro School District No. 1J GO, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	150	159,973
Oregon State Lottery RB, Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	130	134,952
Portland Community College District GO, 5.00%, 06/15/27 (Call 06/15/26)	300	317,219
State of Oregon, 5.00%, 11/01/27	60	64,615
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/27 (Call 05/15/27)	305	325,759
Series B, 5.00%, 11/15/29 (Call 05/15/27)	205	217,800
State of Oregon GO
5.00%, 05/01/27	345	369,201
5.00%, 05/01/27 (Call 05/01/26)	155	163,577
Series I, 5.00%, 08/01/28 (Call 08/01/27)	155	166,253

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Series L, 5.00%, 08/01/30 (Call 08/01/27)	$90	$96,085

		3,522,345

Pennsylvania — 2.3%
City of Philadelphia PA GO
Series A, 5.00%, 08/01/27 (Call 08/01/25)	190	197,654
Series B, 5.00%, 08/01/27 (Call 08/01/25)	160	166,445
Commonwealth of Pennsylvania, 5.00%, 10/01/27	200	214,780
Commonwealth of Pennsylvania GO
5.00%, 07/15/27	425	455,220
First Series, 5.00%, 01/01/27	140	148,943
First Series, 5.00%, 02/01/27 (Call 02/01/26)	145	151,855
First Series, 5.00%, 09/15/27 (Call 09/15/26)	285	300,780
First Series, 5.00%, 01/01/28 (Call 01/01/27)	715	756,751
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	135	142,475
County of Northampton PA GO, 4.00%, 10/01/27 (Call 04/01/26)	150	153,382
Lower Merion School District GOL, 5.00%, 11/15/27 (SAW)	290	312,731
Pennsylvania State University (The), 4.00%, 09/01/27 (Call 09/01/26)	285	289,401
Pennsylvania Turnpike Commission RB
5.00%, 06/01/27	130	136,778
5.00%, 06/01/27 (CALL 12/01/25)	50	52,052
Series A2, 5.00%, 12/01/27	100	106,547
Series A2, 5.00%, 12/01/29 (CALL 12/01/27)	195	207,210
Series A2, 5.00%, 12/01/30 (Call 12/01/27)	125	132,133

		3,925,137

Rhode Island — 0.3%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	280	295,385
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	50	53,719
State of Rhode Island GO
Series B, 5.00%, 08/01/28 (Call 08/01/27)	150	160,285
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	26,671

		536,060

South Carolina — 0.6%
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/27	125	133,386
5.00%, 01/01/30 (Call 01/01/27)	100	106,390
County of Charleston SC, 4.00%, 11/01/28 (Call 11/01/27) (SAW)	200	205,596
State of South Carolina GO
5.00%, 04/01/30 (Call 10/01/27) (SAW)	410	441,114
Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	80	81,358

		967,844

Tennessee — 2.7%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/27	140	148,702
City of Franklin TN GO, 5.00%, 06/01/27	235	252,367
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/28 (Call 12/01/27)	145	155,821
City of Memphis TN GO, 5.00%, 05/01/27	390	416,518
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	105,660
County of Hamilton TN GO, Series A, 5.00%, 04/01/27	110	117,727
County of Montgomery TN GO, 5.00%, 04/01/27	125	133,093
County of Rutherford, 5.00%, 04/01/27	150	160,664

Security	Par (000)	Value

Tennessee (continued)
County of Shelby TN GO
5.00%, 04/01/27	$100	$106,813
5.00%, 04/01/29 (Call 04/01/27)	310	329,977
Series A, 5.00%, 04/01/27	105	112,153
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/27	150	160,274
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27	290	297,294
5.00%, 01/01/27 (Call 07/01/26)	360	380,907
5.00%, 07/01/27	145	155,496
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/30 (Call 07/01/27)	235	250,305
Series B, 5.00%, 07/01/30 (Call 07/01/27)	145	154,443
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, 5.00%, 07/01/31 (Call 07/01/27)	180	191,220
State of Tennessee GO
Series A, 5.00%, 11/01/27	105	113,378
Series B, 5.00%, 08/01/27 (Call 08/01/26)	140	148,558
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/31 (Call 11/01/27) (NPFGC)	290	308,946
Series B, 5.00%, 11/01/27 (ST INTERCEPT)	295	317,410
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT).	210	225,057

		4,742,783

Texas — 8.3%
Alamo Community College District GOL, 5.00%, 08/15/30 (Call 08/15/27)	160	170,849
Aldine Independent School District GO, 5.00%, 02/15/31 (Call 02/15/27) (PSF)	155	164,295
Arlington Independent School District/TX, 5.00%, 02/15/27 (PSF)	125	133,500
Austin Independent School District, 5.00%, 08/01/27 (PSF)	135	144,740
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	565	605,762
Board of Regents of the University of Texas System RB, Series E, 5.00%, 08/15/27	210	225,163
City of Austin TX, 5.00%, 09/01/27	85	90,992
City of Austin TX GOL
5.00%, 09/01/27	60	64,229
5.00%, 09/01/28 (Call 09/01/27)	110	117,656
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/27	120	128,314
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	155	164,255
City of Fort Worth Water & Sewer System Revenue, 5.00%, 02/15/27	100	106,347
City of Houston Combined Utility System Revenue, 0.00%, 12/01/27 (AGM)(a)	215	175,476
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	120	128,371
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	105,771
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	79,814
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	75	79,814
City of San Antonio TX GOL
5.00%, 08/01/27	60	64,356
5.00%, 08/01/28 (Call 08/01/27)	150	160,285

92	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Clear Creek Independent School District RB, 5.00%, 02/15/27 (PSF)	$115	$122,441
College Station Independent School District GO, 5.00%, 08/15/27 (CALL 08/15/26)	105	111,007
Conroe Independent School District GO
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	105,065
5.00%, 02/15/30 (Call 02/15/27) (PSF)	110	116,609
Series A, 5.00%, 02/15/27 (PSF)	470	500,992
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/27 (Call 03/01/26)	305	320,246
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/27 (PSF)	160	169,762
5.00%, 02/15/27 (Call 02/15/26) (PSF)	530	555,831
Dallas Area Rapid Transit RB, 5.00%, 12/01/27	220	236,413
Dallas Fort Worth International Airport RB, Series A, 5.00%, 11/01/27	185	195,994
Fort Bend Independent School District GO, 4.00%, 08/15/31 (Call 08/15/27) (PSF)	110	111,262
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/27	300	321,387
Katy Independent School District GO, 5.00%, 02/15/27 (PSF)	65	68,727
Lewisville Independent School District, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	200	211,733
Lewisville Independent School District GO, Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	110	111,318
Mesquite Independent School District GO, 5.00%, 08/15/29 (Call 08/15/27) (PSF)	215	229,568
North Texas Municipal Water District, 5.00%, 06/01/27	100	106,557
North Texas Municipal Water District RB, 5.00%, 06/01/27 (Call 06/01/26)	150	157,854
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Contract Revenue Refunding Bonds RB, 5.00%, 06/01/27	55	58,606
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/27	70	75,193
5.00%, 09/01/27 (Call 09/01/25)	70	72,938
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	310	324,435
Series B, 5.00%, 01/01/27 (Call 01/01/26)	160	167,450
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (PSF)	100	106,947
Northside Independent School District RB, 5.00%, 08/15/27 (PSF)	225	240,630
Northwest Independent School District GO, 5.00%, 02/15/28 (Call 08/15/27) (PSF)	145	154,747
Permanent University Fund - Texas A&M University System RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	25	26,024
Permanent University Fund - University of Texas System RB, 5.00%, 07/01/27 (CALL 07/01/26)	130	137,267
Permanent University Fund-Texas A&M University System, 5.00%, 07/01/27 (Call 07/01/25)	30	31,229
Permanent University Fund-University of Texas System, 5.00%, 07/01/27	250	267,761
Plano Independent School District RB, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	140	147,313
Round Rock Independent School District GO, Series A, 5.00%, 08/01/27 (PSF)	1,035	1,110,612
San Antonio Independent School District/TX GO, 5.00%, 08/15/27 (PSF)	60	64,223
San Antonio Water System, 5.00%, 05/15/27 (Call 11/15/26)	185	196,942

Security	Par (000)	Value

Texas (continued)
San Antonio Water System RB
Series A, 5.00%, 05/15/27	$170	$182,236
Series A, 5.00%, 05/15/30 (Call 05/15/27)	255	270,926
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	70	74,334
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	120	126,485
State of Texas GO
5.00%, 10/01/27	150	161,015
Series A, 5.00%, 04/01/27 (Call 04/01/26)	30	31,613
Series A, 5.00%, 10/01/30 (Call 10/01/27)	135	144,220
Series B, 5.00%, 10/01/29 (Call 10/01/27)	170	181,946
Series B, 5.00%, 10/01/30 (Call 10/01/27)	170	181,611
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	101,400
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	150	152,178
Series C, 5.00%, 05/15/28 (Call 05/15/27)	180	190,941
Series E, 4.00%, 05/15/27 (Call 05/15/26)	85	86,234
Texas Public Finance Authority RB, 5.00%, 02/01/27	200	212,756
Texas State University System RB
5.00%, 03/15/27	165	175,517
Series A, 5.00%, 03/15/27 (Call 03/15/25)	215	222,054
Series A, 5.00%, 03/15/30 (Call 03/15/27)	130	137,934
Texas Tech University System RB, 5.00%, 02/15/27	175	186,108
Texas Transportation Commission State Highway Fund RB, 5.00%, 10/01/27 (CALL 10/01/26)	100	105,858
Texas Water Development Board RB
5.00%, 08/01/27	40	42,777
5.00%, 04/15/28 (Call 10/15/27)	365	393,549
5.00%, 08/01/30 (Call 08/01/27)	410	439,667
5.00%, 08/01/31 (Call 08/01/27)	85	91,053
Series A, 5.00%, 10/15/27	150	160,809
Series A, 5.00%, 10/15/31 (Call 10/15/27)	155	166,373
University of North Texas System RB
Series A, 5.00%, 04/15/27	60	63,382
Series A, 5.00%, 04/15/30 (Call 04/15/27)	160	168,162

		14,296,210

Utah — 1.0%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	290	309,821
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/30 (Call 10/01/27)	195	208,135
City of Salt Lake City Public Utilities Revenue, 5.00%, 02/01/27	100	106,623
Intermountain Power Agency RB, Series A, 5.00%, 07/01/27	75	80,094
Salt Lake City Corp. RB, 5.00%, 02/01/30 (Call 02/01/27)	135	143,391
State of Utah, 5.00%, 07/01/27	90	96,918
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	315	338,930
University of Utah (The) RB
5.00%, 08/01/27 (SAP)	95	101,854
Series A, 5.00%, 08/01/27 (Call 08/01/25)	60	62,481
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	250	265,188

		1,713,435

Vermont — 0.1%
State of Vermont GO, Series B, 5.00%, 08/15/27	100	107,541

Virginia — 3.4%
City of Newport News VA GO, Series A, 4.00%, 08/01/31 (Call 08/01/27)	180	183,792

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
City of Norfolk VA GO, Series B, 4.00%, 10/01/27 (Call 10/01/26)	$75	$76,757
City of Richmond VA, 5.00%, 07/15/28 (Call 07/15/27)	125	134,120
City of Richmond VA GO
5.00%, 03/01/27	155	165,251
5.00%, 07/15/27	60	64,186
County of Arlington VA GO, 5.00%, 06/15/27	155	166,058
County of Fairfax VA GO, 4.00%, 10/01/27	375	386,543
County of Henrico VA GO, Series A, 5.00%, 08/01/27 (SAW)	65	69,867
County of Loudoun VA GO
5.00%, 12/01/27	90	97,150
Series A, 5.00%, 12/01/27 (SAW)	460	496,547
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/27	200	212,143
Hampton Roads Sanitation District RB, Series A, 5.00%, 10/01/29 (Call 10/01/27)	210	225,247
Virginia College Building Authority, 5.00%, 02/01/27	240	255,797
Virginia College Building Authority RB
5.00%, 02/01/27	360	383,696
Series A, 5.00%, 09/01/27	100	107,141
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	290	306,873
Series A, 5.00%, 09/01/27 (PR 09/01/26) (ST INTERCEPT)	5	5,289
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	40	42,423
5.00%, 09/15/27	120	128,741
5.00%, 09/15/27 (Call 09/15/26)	110	116,582
5.00%, 05/15/31 (Call 11/15/27)	140	149,430
Series A, 5.00%, 05/15/27	390	416,713
Series A, 5.00%, 05/15/29 (Call 11/15/27)	315	337,596
Series A, 5.00%, 05/15/30 (Call 11/15/27)	185	197,985
Virginia Public Building Authority RB
5.00%, 08/01/27 (Call 08/01/26)	160	169,184
Series A, 4.00%, 08/01/27	30	30,845
Series A, 4.00%, 08/01/31 (CALL 08/01/27)	265	270,002
Virginia Public School Authority
5.00%, 08/01/27	260	278,286
5.00%, 10/01/27 (SAW)	110	118,284
Virginia Public School Authority RB, 5.00%, 08/01/27 (SAW)	105	112,385
Virginia Resources Authority RB
5.00%, 11/01/27	60	64,673
5.00%, 11/01/27 (Call 11/01/25)	110	114,967

		5,884,553

Washington — 5.4%
Auburn School District No. 408 of King & Pierce Counties GOL, 5.00%, 12/01/31 (Call 12/01/27) (GTD)	160	170,399
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/27	105	112,826
Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	100	106,241
City of Seattle GO, 5.00%, 06/01/27 (Call 06/01/25)	170	176,850
City of Seattle Municipal Light & Power Revenue, 5.00%, 09/01/27	95	101,872
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/27 (Call 04/01/26)	145	152,798
City of Seattle WA GOL
5.00%, 12/01/27	85	91,629
Series A, 5.00%, 05/01/27	280	299,642
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 5.00%, 07/01/27	205	218,925
Series B, 5.00%, 04/01/27 (Call 04/01/26)	340	358,285

Security	Par (000)	Value

Washington (continued)
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/27 (GTD)	$155	$167,089
County of King WA GOL
5.00%, 07/01/27 (Call 01/01/25)	210	217,348
5.00%, 12/01/27	120	129,185
Series E, 5.00%, 12/01/27 (Call 12/01/25)	90	94,407
County of King WA Sewer Revenue RB
5.00%, 07/01/27 (Call 01/01/26)	55	57,657
Series B, 5.00%, 07/01/27 (Call 07/01/26)	510	538,691
Energy Northwest RB
Series A, 5.00%, 07/01/27	60	63,942
Series A, 5.00%, 07/01/28 (Call 07/01/27)	455	486,716
Series A, 5.00%, 07/01/29 (Call 07/01/27)	300	320,111
Series C, 5.00%, 07/01/27	425	452,924
King County School District No. 405 Bellevue GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	205	217,946
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/27 (GTD)	330	339,649
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/27 (GTD)	40	43,081
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	170	182,355
Port of Seattle WA, 5.00%, 01/01/29 (Call 01/01/27)	200	211,738
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	240	250,146
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	125	134,326
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	220	236,413
State of Washington
5.00%, 07/01/27	400	428,596
5.00%, 07/01/27 (Call 01/01/25)	315	326,021
State of Washington COP, Series B, 5.00%, 07/01/27	115	122,811
State of Washington GO
5.00%, 02/01/27	295	314,417
5.00%, 08/01/27	140	150,164
Series A, 5.00%, 08/01/31 (Call 08/01/27)	135	143,824
Series D, 5.00%, 02/01/27	100	106,582
Series E, 5.00%, 07/01/27 (Call 01/01/25)	130	134,549
Series R, 5.00%, 08/01/27	370	396,862
Series R, 5.00%, 08/01/27 (Call 08/01/26)	245	259,506
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	420	449,349
University of Washington, 5.00%, 04/01/27	295	314,473
University of Washington RB, Series B, 5.00%, 06/01/27 (Call 06/01/25)	95	98,804
Washington State University RB, 5.00%, 04/01/27 (Call 04/01/25)	70	72,239

		9,251,388

West Virginia — 0.8%
State of West Virginia GO
Series A, 5.00%, 06/01/27	250	267,158
Series A, 5.00%, 12/01/27	115	123,635
West Virginia Commissioner of Highways RB
5.00%, 09/01/27	200	212,997
5.00%, 09/01/29 (Call 09/01/27)	210	222,904
Series A, 5.00%, 09/01/29 (Call 09/01/27)	295	312,723
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	245	254,910

		1,394,327

94	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 2.3%
Milwaukee Metropolitan Sewerage District GO, Series A, 5.00%, 10/01/27 (Call 10/01/26)	$150	$158,561
State of Wisconsin
4.00%, 05/01/27 (Call 05/01/26)	85	86,983
5.00%, 11/01/30 (Call 05/01/27)	270	287,653
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	115	119,469
5.00%, 11/01/31 (Call 05/01/27)	150	159,536
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	130	132,737
Series 2, 5.00%, 11/01/27 (Call 05/01/26)	380	400,514
Series 3, 5.00%, 11/01/30 (Call 05/01/27)	315	335,596
State of Wisconsin RB
Series A, 5.00%, 05/01/27	350	372,444
Series A, 5.00%, 05/01/29 (Call 05/01/27)	350	372,937
Wisconsin Department of Transportation, 5.00%, 07/01/29 (Call 07/01/27)	190	203,097
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	145	155,431
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	175	186,740
Series 2, 5.00%, 07/01/30 (Call 07/01/27)	570	608,387
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	390	414,311

		3,994,396

Total Long-Term Investments — 98.2% (Cost: $179,482,280)		169,487,690

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds: MuniCash, 1.83%(b)(c)	1,192	$1,191,388

Total Short-Term Securities — 0.7% (Cost: $1,191,388)		1,191,388

Total Investments — 98.9% (Cost: $180,673,668)		170,679,078

Other Assets Less Liabilities — 1.1%		1,894,181

Net Assets — 100.0%		$172,573,259

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$281,268	$909,772	(a)	$—	$348	$—	$1,191,388	1,192	$9,112	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$169,487,690	$—	$169,487,690
Money Market Funds	1,191,388	—	—	1,191,388

	$1,191,388	$169,487,690	$—	$170,679,078

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/28 (PR 09/01/27)	$90	$96,759
Alabama Highway Finance Corp. RB, Series A, 5.00%, 08/01/28	70	75,489
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/28	485	527,148
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	75	80,734
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26)	20	20,374
Series A, 5.00%, 11/01/29 (Call 11/01/28)	60	65,221
Series A, 5.00%, 11/01/32 (Call 11/01/28)	70	75,255
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	255	275,438

		1,216,418

Arizona — 1.7%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	80	86,418
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	105,590
Series A, 5.00%, 07/01/29 (Call 07/01/28)	110	119,002
Series D, 5.00%, 07/01/28 (Call 07/01/27)	290	305,618
Maricopa County Unified School District No 80 Chandler GO, 5.00%, 07/01/28	90	97,454
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	70	74,848
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29 (Call 01/01/28)	345	371,271
5.00%, 01/01/31 (Call 01/01/28)	130	139,507
Series A, 5.00%, 01/01/28 (Call 01/01/27)	210	223,919
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	150	162,504

		1,686,131

California — 12.4%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	28,141
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28 (Call 04/01/26)	75	79,418
5.00%, 10/01/28 (Call 04/01/27)	135	145,069
5.00%, 10/01/28 (Call 04/01/28)	75	81,679
5.00%, 10/01/32 (Call 04/01/28)	150	162,062
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	50,879
5.00%, 09/01/28 (Call 09/01/27)	240	257,700
Series B, 5.00%, 05/01/28	100	107,978
Series C, 5.00%, 11/01/28	165	179,152
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	26,544
Series C, 5.00%, 11/01/31 (Call 11/01/28)	75	81,328
Series G, 5.00%, 10/01/28 (Call 10/01/27)	80	85,989
California State University RB
Series A, 5.00%, 11/01/28 (Call 05/01/26)	260	274,692
Series A, 5.00%, 11/01/30 (Call 11/01/28)	95	103,781
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	50	54,298
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/31 (Call 06/01/28)	150	162,568
Series A, 5.00%, 06/01/32 (Call 06/01/28)	100	108,048
City of Los Angeles Department of Airports RB, Series E, 5.00%, 05/15/28	25	27,045
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	125	135,354

Security	Par (000)	Value

California (continued)
City of Riverside CA Water Revenue RB, Series A, 5.00%, 10/01/28	$130	$142,257
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/28 (Call 11/01/26)	125	133,058
Coast Community College District GO
Series B, 0.00%, 08/01/28 (AGM)(a)	330	266,376
Series D, 5.00%, 08/01/28 (Call 08/01/27)	105	113,106
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31 (Call 08/01/28)	100	102,047
Long Beach Community College District GO, 5.00%, 08/01/28 (Call 08/01/27)	125	134,081
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	175	185,703
Los Angeles Community College District/CA GO, Series J, 5.00%, 08/01/28 (Call 08/01/27)	40	43,143
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/28	520	566,965
Series A, 5.00%, 06/01/28 (Call 06/01/26)	40	42,363
Series A, 5.00%, 07/01/28 (Call 07/01/27)	100	107,423
Series B, 5.00%, 07/01/32 (Call 07/01/28)	250	270,995
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28)	95	102,146
Series D, 5.00%, 07/01/30 (Call 07/01/28)	100	108,797
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/28 (Call 01/01/26)	35	36,858
Series A, 5.00%, 07/01/31 (Call 01/01/28)	60	64,723
Series B, 5.00%, 07/01/31 (Call 07/01/28)	95	103,138
Series B, 5.00%, 07/01/32 (Call 07/01/28)	175	189,321
Los Angeles Unified School District/CA GO
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	195	209,558
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	105	112,560
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	145	154,562
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	100	107,465
Series M-1, 5.00%, 07/01/31 (Call 01/01/28)	165	176,373
Metropolitan Water District of Southern California RB
5.00%, 01/01/31 (Call 07/01/28)	115	125,198
Series B, 5.00%, 09/01/28	435	474,797
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	100	79,411
Newport Mesa Unified School District GO, 0.00%, 08/01/28 (NPFGC)(a)	300	239,985
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	315	250,851
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	120	96,537
Sacramento Municipal Utility District RB, 5.00%, 08/15/28	20	21,840
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	115	117,845
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	53,928
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	50	51,214
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	39,819
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	170	137,379
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	63,672
San Mateo County Community College District GO
0.00%, 09/01/28(a)	140	112,647
Series B, 5.00%, 09/01/28	70	76,677

96	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Santa Clara Valley Transportation Authority RB, Series B, 5.00%, 06/01/28	$125	$136,490
State of California Department of Water Resources
5.00%, 12/01/28	100	109,651
5.00%, 12/01/30 (Call 12/01/28)	110	120,191
State of California Department of Water Resources RB
5.00%, 12/01/29 (Call 12/01/28)	125	136,918
5.00%, 12/01/31 (Call 12/01/28)	70	76,401
Series BA, 5.00%, 12/01/28	175	191,890
State of California GO
4.00%, 09/01/28 (Call 09/01/26)	150	153,307
5.00%, 04/01/28	125	135,227
5.00%, 08/01/28	500	543,006
5.00%, 08/01/28 (Call 08/01/27)	135	144,746
5.00%, 09/01/28 (Call 09/01/26)	385	407,737
5.00%, 10/01/28	385	418,923
5.00%, 11/01/28	160	174,267
5.00%, 08/01/29 (Call 08/01/28)	435	471,979
5.00%, 10/01/30 (Call 10/01/28)	225	243,940
5.00%, 11/01/32 (Call 11/01/28)	310	334,661
Series C, 5.00%, 08/01/28 (Call 08/01/26)	380	402,003
University of California RB
Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	70	75,909
Series O, 5.00%, 05/15/30 (Call 05/15/28)	100	108,385
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	210	169,067

		12,121,241

Colorado — 1.4%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	110	117,881
Series C, 5.00%, 03/01/29 (Call 03/01/28)	80	85,654
City & County of Denver Co. Airport System Revenue RB, Series B, 5.00%, 12/01/32 (Call 12/01/28)	225	234,160
Colorado Health Facilities Authority, 5.00%, 11/01/28	250	260,283
Denver City & County School District No. 1 GO
5.00%, 12/01/28 (Call 12/01/26) (SAW)	90	95,577
Series B, 4.00%, 12/01/28 (SAW)	150	155,420
Regional Transportation District Sales Tax Revenue RB, 5.00%, 11/01/28	225	243,285
University of Colorado RB
Series A-2, 5.00%, 06/01/30 (Call 06/01/28)	100	107,434
Series A-2, 5.00%, 06/01/31 (Call 06/01/28)	95	101,611

		1,401,305

Connecticut — 2.0%
State of Connecticut, 5.00%, 04/15/28	215	231,477
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	100	106,850
State of Connecticut GO
5.00%, 09/15/28	100	108,145
Series 2021 A, 4.00%, 01/15/28	100	101,366
Series B, 5.00%, 04/15/28	105	113,047
Series C, 5.00%, 06/15/28	115	124,035
Series E, 5.00%, 09/15/28	75	81,109
Series E, 5.00%, 09/15/30 (Call 09/15/28)	115	123,486
Series E, 5.00%, 09/15/31 (Call 09/15/28)	205	218,687
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/28	125	134,208
Series A, 5.00%, 09/01/28 (Call 09/01/26)	125	131,922
Series A, 5.00%, 01/01/29 (Call 01/01/28)	210	224,860

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 09/01/28 (Call 09/01/26)	$50	$52,769
Series D, 5.00%, 11/01/28	75	81,264
University of Connecticut, 5.00%, 04/15/30 (Call 04/15/28)	165	175,292

		2,008,517

Delaware — 0.4%
Delaware Transportation Authority RB, 5.00%, 07/01/28	125	135,554
State of Delaware GO
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	13,717
Series A, 5.00%, 01/01/29 (Call 01/01/28)	125	135,072
Series A, 5.00%, 02/01/32 (Call 02/01/28)	100	107,450

		391,793

District of Columbia — 1.9%
District of Columbia, 5.00%, 06/01/32 (Call 06/01/28)	140	150,236
District of Columbia GO
Series A, 5.00%, 06/01/28	185	200,529
Series A, 5.00%, 10/15/28	65	70,759
Series D, 5.00%, 06/01/28 (Call 12/01/26)	85	90,134
Series D, 5.00%, 06/01/28 (Call 06/01/27)	110	117,508
District of Columbia RB
5.00%, 12/01/28	325	351,519
Series C, 5.00%, 10/01/28	510	553,796
District of Columbia Water & Sewer Authority RB
Series B, 5.00%, 10/01/28	150	163,890
Series B, 5.00%, 10/01/28 (Call 04/01/27)	25	26,652
Series B, 5.00%, 10/01/30 (Call 04/01/28)	65	69,851
Series B, 5.00%, 10/01/32 (Call 04/01/28)	60	63,968

		1,858,842

Florida — 3.7%
Central Florida Expressway Authority RB, Series B, 5.00%, 07/01/28 (Call 07/01/26)	130	136,216
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	165	170,706
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	100	105,202
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	95	101,945
Series B, 5.00%, 10/01/28 (Call 10/01/27)	300	319,379
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	225	243,033
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	165	177,484
Hillsborough County School Board COP, Series A, 5.00%, 07/01/28 (Call 07/01/26)	310	322,336
Orange County School Board COP, Series C, 5.00%, 08/01/28	100	107,734
Palm Beach County School District, 5.00%, 08/01/28	150	160,311
Palm Beach County School District COP, Series B, 5.00%, 08/01/28	195	208,405
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	60	64,795
State of Florida, 5.00%, 06/01/28	100	108,447
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	100	107,656
5.00%, 07/01/32 (Call 07/01/28)	300	322,789
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/28	75	81,333
State of Florida GO
Series A, 4.00%, 07/01/32 (Call 07/01/28)	350	346,155
Series B, 5.00%, 06/01/28 (Call 06/01/27)	125	133,642
Series C, 5.00%, 06/01/30 (Call 06/01/28)	220	237,395

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/28	$115	$124,217

		3,579,180

Georgia — 1.7%
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/28	200	214,010
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	60	64,387
Series C, 5.00%, 11/01/28 (Call 11/01/27)	100	107,312
Forsyth County School District GO, 5.00%, 02/01/30 (Call 02/01/28)	250	270,113
State of Georgia, 5.00%, 07/01/28	295	321,179
State of Georgia GO
Series A, 5.00%, 08/01/28	195	212,518
Series A, 5.00%, 07/01/31 (Call 07/01/28)	205	222,010
Series E, 5.00%, 12/01/28 (Call 12/01/26)	260	276,962

		1,688,491

Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/28	60	64,809
Series A, 4.00%, 07/01/28	100	102,880
City & County of Honolulu HI, 5.00%, 11/01/28	100	108,408
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/28	145	156,905
Series A, 5.00%, 09/01/30 (Call 09/01/28)	230	248,778
Series C, 4.00%, 08/01/28	250	257,344
Series D, 5.00%, 09/01/28 (Call 09/01/27)	30	32,142
County of Maui HI GO, 5.00%, 09/01/28	35	38,047
State of Hawaii GO
Series FT, 5.00%, 01/01/29 (Call 01/01/28)	185	198,543
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	105	112,064
Series FT, 5.00%, 01/01/32 (Call 01/01/28)	230	244,698

		1,564,618

Illinois — 2.5%
Chicago O’Hare International Airport RB, Series C, 5.00%, 01/01/28 (Call 01/01/26)	155	160,862
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	65	67,304
Illinois Finance Authority, 5.00%, 01/01/28 (Call 01/01/26)	280	292,672
Illinois Finance Authority RB
5.00%, 07/01/28 (Call 01/01/26)	25	26,078
5.00%, 12/01/28	75	81,334
Series B, 5.00%, 01/01/28	100	106,927
Illinois State Toll Highway Authority, 5.00%, 01/01/28 (Call 01/01/26)	40	41,756
Illinois State Toll Highway Authority RB, 5.00%, 01/01/28	155	165,737
Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00%, 12/01/28 (Call 12/01/26)	150	158,358
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	100	100,239
Series A, 5.00%, 03/01/28	105	105,285
Series A, 5.00%, 10/01/28	155	155,268
Series A, 5.00%, 05/01/29 (Call 05/01/28)	310	310,265
Series A, 5.00%, 10/01/30 (Call 10/01/28)	200	199,836
Series B, 5.00%, 03/01/28	50	50,136
Series D, 5.00%, 11/01/28 (Call 11/01/27)	300	300,393
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/28	150	155,248

		2,477,698

Security	Par (000)	Value

Indiana — 1.4%
City of Indianapolis Department of Public Utilities Water System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	$100	$108,140
Series A, 5.00%, 10/01/28	65	70,328
Indiana Finance Authority, 5.00%, 02/01/28	185	199,828
Indiana Finance Authority RB
5.00%, 10/01/28 (Call 10/01/26)	100	105,670
Series C, 5.00%, 02/01/28	125	135,019
Series C, 5.00%, 06/01/28 (Call 12/01/26)	100	106,354
Series R, 5.00%, 02/01/28	280	302,442
Indianapolis Local Public Improvement Bond Bank RB, Series E, 5.00%, 01/01/28 (PR 01/01/26)	175	184,046
Purdue University RB, 5.00%, 07/01/28	125	134,752

		1,346,579

Iowa — 0.3%
Iowa Finance Authority, 5.00%, 08/01/32 (Call 08/01/28)	130	138,233
Iowa Finance Authority RB, Series A, 5.00%, 08/01/31 (Call 08/01/28)	120	128,882
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	30	31,540

		298,655

Kansas — 0.3%
Sedgwick County Unified School District No. 266 Maize GO, Series A, 4.00%, 09/01/28 (Call 09/01/27)	50	50,765
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	195	208,753

		259,518

Louisiana — 0.6%
State of Louisiana GO
Series B, 5.00%, 08/01/28 (Call 08/01/26)	110	115,720
Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	161,300
State of Louisiana RB, Series A, 5.00%, 09/01/29 (Call 09/01/28)	310	335,480

		612,500

Maine — 0.6%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	80	83,950
Series A, 5.00%, 11/01/28	150	162,612
Series C, 5.00%, 11/01/28 (Call 11/01/27)	75	80,306
State of Maine GO
Series B, 5.00%, 06/01/28	120	129,692
Series D, 5.00%, 06/01/28	100	108,076

		564,636

Maryland — 5.9%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28	45	48,911
County of Anne Arundel MD GOL
5.00%, 10/01/28	320	348,733
5.00%, 10/01/28 (Call 10/01/27)	140	150,612
County of Baltimore MD, 5.00%, 03/01/29 (Call 03/01/28)	580	627,144
County of Baltimore MD GO, 5.00%, 03/01/28	65	70,346
County of Howard MD, 5.00%, 08/15/29 (Call 08/15/28)	100	108,714
County of Howard MD GO
5.00%, 02/15/28	55	59,491
Series A, 5.00%, 08/15/28	220	239,392
Series D, 5.00%, 02/15/28	75	81,125
County of Montgomery MD GO
5.00%, 11/01/28	225	245,446
Series A, 5.00%, 11/01/28	265	289,081
Series A, 5.00%, 11/01/29 (Call 11/01/28)	130	141,680

98	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD GOL
Series A, 4.00%, 07/15/32 (Call 07/15/28)	$200	$203,043
Series A, 5.00%, 07/15/31 (Call 07/15/28)	330	356,610
Series B, 5.00%, 09/15/28	215	234,181
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	80	81,876
5.00%, 09/01/28 (Call 09/01/27)	135	144,707
5.00%, 10/01/28 (Call 10/01/26)	200	211,817
5.00%, 12/01/28	135	146,941
State of Maryland GO
5.00%, 08/01/28	95	103,378
First Series, 5.00%, 03/15/28	525	568,722
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	265	288,105
Second Series, 5.00%, 08/01/30 (Call 08/01/28)	115	124,789
Series A, 5.00%, 03/15/29 (Call 03/15/28)	340	367,984
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28	200	217,106
5.00%, 06/01/28 (GTD)	125	135,691
5.00%, 06/01/30 (Call 06/01/28) (GTD)	125	135,346

		5,730,971

Massachusetts — 2.1%
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/28	350	378,427
Series B, 5.00%, 01/01/30 (Call 01/01/28)	320	342,761
Series B, 5.25%, 08/01/28	350	383,303
Series C, 5.00%, 05/01/28	100	107,926
Massachusetts Bay Transportation Authority RB, Series A, 5.25%, 07/01/28	250	274,038
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	40,341
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 07/01/28	100	109,994
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	105	110,966
Series B, 5.25%, 08/01/28 (AGM)	135	148,363
University of Massachusetts Building Authority RB, Series 2019-1, 5.00%, 05/01/28	150	162,279

		2,058,398

Michigan — 1.0%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	36,654
Michigan Finance Authority RB
5.00%, 10/01/28	120	130,640
5.00%, 10/01/30 (Call 10/01/28)	150	163,213
Series B, 5.00%, 10/01/28 (Call 10/01/26)	170	180,279
Michigan State Building Authority RB, Series I, 5.00%, 04/15/28	260	278,990
Michigan State University RB, Series B, 5.00%, 02/15/28	135	144,738
University of Michigan RB, 5.00%, 04/01/32 (Call 04/01/28)	75	80,409

		1,014,923

Minnesota — 1.4%
Metropolitan Council GO
5.00%, 03/01/28	200	216,553
5.00%, 12/01/28	100	109,248
Series C, 4.00%, 03/01/28 (Call 03/01/27)	25	25,696
Minneapolis-St Paul Metropolitan Airports Commission RB, Series A, 5.00%, 01/01/28 (Call 01/01/27)	100	104,890
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	100	105,224

Security	Par (000)	Value

Minnesota (continued)
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	$100	$107,627
Series A, 5.00%, 08/01/29 (Call 08/01/28)	310	337,028
Series A, 5.00%, 08/01/32 (Call 08/01/28)	255	274,014
Series B, 5.00%, 10/01/28 (Call 10/01/27)	115	123,771

		1,404,051

Mississippi — 0.2%
State of Mississippi GO, Series A, 5.00%, 10/01/28 (Call 10/01/27)	205	219,867

Missouri — 0.5%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 5.00%, 01/01/29 (Call 01/01/28)	140	150,386
Missouri State Board of Public Buildings RB, Series B, 4.00%, 10/01/28	345	353,486

		503,872

Nebraska — 0.5%
Omaha Public Power District, 5.00%, 02/01/29 (Call 02/01/28)	110	118,710
Omaha Public Power District RB, Series A, 5.00%, 02/01/28 (Call 02/01/26)	130	136,677
University of Nebraska Facilities Corp. RB
5.00%, 07/15/28	55	59,730
5.00%, 07/15/30 (Call 07/15/28)	150	161,404

		476,521

Nevada — 2.3%
Clark County School District GOL, Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	154,902
County of Clark Department of Aviation RB, Series B, 5.00%, 07/01/28	150	160,825
County of Clark NV, 5.00%, 12/01/28	280	304,606
County of Clark NV GOL
5.00%, 12/01/30 (Call 12/01/28)	155	167,145
5.00%, 12/01/31 (Call 12/01/28)	175	188,011
County of Clark NV RB, Series B, 5.00%, 07/01/28	335	360,956
County of Washoe NV RB, 5.00%, 02/01/28	195	208,690
Las Vegas Valley Water District GOL, 5.00%, 06/01/28	240	259,891
State of Nevada GOL
Series A, 5.00%, 04/01/28	40	43,190
Series A, 5.00%, 05/01/28	75	81,062
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	100	105,029
5.00%, 12/01/30 (Call 06/01/28)	160	171,604

		2,205,911

New Hampshire — 0.4%
New Hampshire Municipal Bond Bank RB, Series B, 5.00%, 08/15/28	265	286,907
State of New Hampshire GO, Series A, 5.00%, 12/01/31 (Call 12/01/28)	65	70,349

		357,256

New Jersey — 1.9%
County of Monmouth NJ GO, 5.00%, 07/15/28 (Call 07/15/27)	100	107,612
New Jersey Economic Development Authority, 5.00%, 11/01/28	100	104,059
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	60	62,319
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30 (Call 12/15/28)	75	77,419
Series A, 5.00%, 06/15/28 (Call 06/15/26)	100	103,065
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/31 (Call 01/01/28)	105	111,149

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series B, 5.00%, 01/01/32 (Call 01/01/28)	$330	$347,908
Series E, 5.00%, 01/01/29 (Call 01/01/28)	425	452,386
State of New Jersey GO
5.00%, 06/01/28 (Call 06/01/27)	135	142,921
Series A, 5.00%, 06/01/28	300	321,080

		1,829,918

New Mexico — 0.6%
New Mexico Finance Authority RB
5.00%, 06/15/28	100	108,229
Series D, 5.00%, 06/01/29 (Call 06/01/28)	70	75,474
State of New Mexico Severance Tax Permanent Fund, 5.00%, 07/01/28	230	249,296
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/28	105	113,809

		546,808

New York — 11.4%
City of New York NY GO
5.00%, 08/01/31 (Call 02/01/28)	100	106,815
Series A, 5.00%, 08/01/28 (Call 08/01/27)	140	149,473
Series A, 5.00%, 08/01/29 (Call 02/01/28)	110	118,059
Series A-2, 5.00%, 08/01/29 (Call 02/01/28)	195	209,286
Series B-1, 5.00%, 10/01/28	80	86,647
Series C, 5.00%, 08/01/28 (Call 02/01/27)	150	159,155
Series C, 5.00%, 08/01/29 (Call 02/01/28)	210	225,385
Series D, 5.00%, 08/01/28 (Call 02/01/26)	210	219,796
Series E, 5.00%, 08/01/28	235	254,064
Long Island Power Authority RB
5.00%, 09/01/29 (Call 09/01/28)	165	176,671
Series A, 0.00%, 12/01/28 (AGM)(a)	170	133,951
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	435	443,147
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	195	199,246
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	290	295,591
New York City Municipal Water Finance Authority, 5.00%, 06/15/28 (Call 12/15/26)	125	132,120
New York City Municipal Water Finance Authority RB, Series EE, 5.00%, 06/15/28	125	135,552
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 5.00%, 07/15/30 (Call 07/15/28) (SAW)	135	144,400
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	195	207,604
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	145	153,527
Series S-4A, 5.00%, 07/15/28 (SAW)	55	59,315
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	175	186,311
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/28	435	468,642
5.00%, 11/01/28 (Call 11/01/27)	200	213,205
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	52,875
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	100	106,316
Series C-1, 5.00%, 11/01/28	25	26,933
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	155	163,683
New York City Water & Sewer System RB
5.00%, 06/15/28	195	211,461
5.00%, 06/15/28 (Call 06/15/27)	130	138,822
Series CC-1, 5.00%, 06/15/28	135	146,396
New York State Dormitory Authority, 5.00%, 03/15/29 (Call 09/15/28)	120	129,317

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB
5.00%, 07/01/28	$200	$217,209
Series A, 5.00%, 02/15/28 (Call 02/15/27)	200	211,812
Series A, 5.00%, 03/15/28	125	134,327
Series A, 5.00%, 03/15/28 (Call 09/15/26)	30	31,717
Series A, 5.00%, 03/15/29 (Call 03/15/28)	210	225,999
Series A, 5.00%, 07/01/29 (Call 07/01/28)	170	180,846
Series A, 5.00%, 03/15/31 (Call 03/15/28)	185	197,385
Series A, 5.00%, 03/15/32 (Call 03/15/28)	210	223,258
Series A, 5.00%, 03/15/32 (Call 09/15/28)	145	154,683
Series B, 5.00%, 02/15/28 (Call 08/15/27)	320	340,783
Series C, 5.00%, 03/15/29 (Call 03/15/28)	190	204,476
Series C, 5.00%, 03/15/31 (Call 03/15/28)	80	85,356
Series C, 5.00%, 03/15/32 (Call 03/15/28)	65	69,104
Series E, 5.00%, 03/15/30 (Call 09/15/28)	480	516,268
New York State Environmental Facilities Corp., 5.00%, 06/15/29 (Call 06/15/28)	100	108,129
New York State Environmental Facilities Corp. RB
5.00%, 06/15/28 (Call 06/15/26)	100	105,565
5.00%, 06/15/28 (Call 06/15/27)	145	155,289
Series B, 5.00%, 06/15/28	250	271,505
Series B, 5.00%, 06/15/32 (Call 06/15/28)	75	79,879
New York State Thruway Authority RB
Series L, 5.00%, 01/01/30 (Call 01/01/28)	230	245,240
Series L, 5.00%, 01/01/31 (Call 01/01/28)	110	116,920
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/28 (Call 03/15/26)	350	366,093
Series A, 5.00%, 03/15/28 (Call 03/15/27)	120	127,308
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	100	106,685
Port Authority of New York & New Jersey, 5.00%, 09/01/29 (Call 09/01/28)	100	107,836
Port Authority of New York & New Jersey RB
Series 205TH, 5.00%, 11/15/28 (Call 11/15/27)	120	128,259
Series 209TH, 5.00%, 07/15/30 (Call 07/15/28)	100	107,442
Series 211TH, 5.00%, 09/01/32 (Call 09/01/28)	170	181,232
Triborough Bridge & Tunnel Authority RB
Series B, 0.00%, 11/15/28(a)	180	141,329
Series B, 5.00%, 11/15/28	240	260,420
Series C-1, 5.00%, 11/15/28	70	75,956
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	165	174,182

		11,106,257

North Carolina — 1.6%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	115	125,019
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	107,108
County of Wake NC
5.00%, 03/01/28	100	107,870
5.00%, 04/01/28	60	65,095
County of Wake NC GO
Series A, 5.00%, 04/01/28	15	16,274
Series A, 5.00%, 03/01/31 (Call 03/01/28)	105	113,265
County of Wake NC RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	75	79,599
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	75	81,148
State of North Carolina, 5.00%, 05/01/28	100	108,030
State of North Carolina GO
Series A, 5.00%, 06/01/28	230	250,160
Series A, 5.00%, 06/01/29 (Call 06/01/28)	150	162,999

100	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina RB
5.00%, 03/01/28	$215	$230,836
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	160,016

		1,607,419

North Dakota — 0.1%
North Dakota Building Authority, 5.00%, 12/01/28	100	108,388

Ohio — 3.3%
American Municipal Power Inc. RB, Series A, 5.00%, 02/15/28 (Call 02/15/26)	105	109,652
City of Columbus OH, 5.00%, 04/01/29 (Call 10/01/28)	120	130,579
City of Columbus OH GO, Series A, 5.00%, 04/01/31 (Call 10/01/28)	410	443,513
County of Franklin OH Sales Tax Revenue RB, 4.00%, 06/01/31 (Call 06/01/28)	145	148,338
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/28 (Call 02/15/27)	150	159,337
Ohio Water Development Authority, 5.00%, 06/01/28	85	91,955
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	190	205,388
5.00%, 12/01/28	100	108,788
5.00%, 12/01/28 (Call 12/01/26)	95	101,036
Series A, 5.00%, 06/01/28	145	156,864
Series A, 5.00%, 12/01/28	375	407,954
State of Ohio, 5.00%, 05/01/28	120	129,698
State of Ohio GO
5.00%, 09/01/28	150	162,728
Series B, 5.00%, 09/01/28	130	141,102
Series B, 5.00%, 09/15/28	40	43,413
Series S, 5.00%, 05/01/28 (Call 05/01/26)	260	274,036
Series V, 5.00%, 05/01/32 (Call 05/01/28)	100	106,930
State of Ohio RB
Series A, 5.00%, 04/01/28	115	123,701
Series C, 5.00%, 12/01/28 (Call 12/01/26)	135	143,049

		3,188,061

Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	26,844
Oklahoma Department of Transportation RB, Series A, 5.00%, 09/01/28	50	53,613

		80,457

Oregon — 0.9%
City of Portland OR GOL, Series B, 5.00%, 06/15/29 (Call 06/15/28)	145	157,406
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/28 (Call 05/01/26)	100	105,365
County of Multnomah OR GO, Series A, 5.00%, 06/15/28	120	130,066
Oregon Health & Science University RB, Series A, 5.00%, 07/01/28	135	145,172
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	72,125
State of Oregon GO
Series A, 5.00%, 05/01/28	40	43,337
Series D, 5.00%, 06/01/28	155	168,092
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	60	63,300

		884,863

Pennsylvania — 2.0%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	120	127,302

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth of Pennsylvania, 5.00%, 01/15/28 (Call 01/15/27)	$270	$285,893
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/28 (Call 01/01/27)	305	322,810
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	250	263,657
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	140	146,443
County of Chester PA GO, Series A, 4.00%, 07/15/28 (Call 07/15/26)	105	107,682
Pennsylvania Turnpike Commission RB
Second Series, 5.00%, 12/01/28 (Call 12/01/27)	150	157,900
Series A, 5.25%, 07/15/28 (AGM)	320	349,384
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	30	31,937
West Chester Area School District/PA, 5.00%, 05/15/28	200	216,993

		2,010,001

Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, 5.00%, 05/15/28	200	213,550
State of Rhode Island GO
5.00%, 01/15/28	100	106,676
Series B, 5.00%, 08/01/28 (Call 08/01/27)	125	133,571

		453,797

South Carolina — 0.7%
County of Beaufort SC GO, Series A, 5.00%, 02/01/28 (Call 02/01/27) (SAW)	120	127,714
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	109,258
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/28	150	160,803
Series A, 5.00%, 10/01/29 (Call 10/01/28)	130	138,948
State of South Carolina GO, Series A, 5.00%, 04/01/28 (Call 10/01/27) (SAW)	110	118,596

		655,319

Tennessee — 2.5%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/28 (Call 02/01/26)	100	104,649
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/28	190	206,316
County of Hamilton TN GO
5.00%, 04/01/29 (Call 04/01/28)	100	108,135
Series A, 5.00%, 04/01/28	180	194,820
County of Montgomery TN, 5.00%, 04/01/28	55	59,387
County of Shelby TN, 5.00%, 04/01/28	40	43,211
County of Williamson TN, 5.00%, 05/01/28	275	297,943
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	110	117,446
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	90	91,935
4.00%, 07/01/28	110	113,199
5.00%, 01/01/28 (Call 07/01/26)	170	179,467
5.00%, 07/01/30 (Call 07/01/28)	200	215,771
5.00%, 07/01/32 (Call 07/01/28)	130	138,842
State of Tennessee GO
Series A, 5.00%, 02/01/29 (Call 02/01/28)	105	113,630
Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	80,625
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	115	123,246
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT)	220	235,774

		2,424,396

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 11.2%
Abilene Independent School District GO, 5.00%, 02/15/28	$55	$59,022
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	90	95,684
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	95	99,510
Austin Independent School District GO
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	105,416
5.00%, 08/01/31 (Call 08/01/28) (PSF)	210	225,770
Board of Regents of the University of Texas System, 5.00%, 08/15/28	350	379,125
Board of Regents of the University of Texas System RB, Series H, 5.00%, 08/15/28 (Call 08/15/26)	75	79,181
City of Austin TX GOL, 5.00%, 09/01/28	235	254,423
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/28 (Call 11/15/26)	175	184,749
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/28 (Call 10/01/27)	150	160,948
Series C, 5.00%, 10/01/29 (Call 10/01/28)	50	54,271
City of Fort Worth Water & Sewer System Revenue, 4.00%, 02/15/28	240	246,171
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	170	132,917
Series B, 5.00%, 11/15/28 (Call 11/15/27)	105	112,276
Series D, 5.00%, 11/15/30 (Call 11/15/28)	145	156,151
City of Houston TX GOL, Series A, 5.00%, 03/01/28	150	160,370
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	325	348,847
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/28 (Call 08/01/26)	55	55,936
5.00%, 02/01/28	60	64,331
5.00%, 02/01/28 (Call 08/01/26)	125	132,147
City of San Antonio TX GOL
5.00%, 08/01/28	75	81,125
5.00%, 08/01/28 (Call 08/01/27)	95	101,514
County of Bexar TX, 5.00%, 06/15/30 (Call 06/15/28)	100	107,681
County of Harris TX GOL, 5.00%, 10/01/28	250	270,633
Dallas Fort Worth International Airport RB, 5.00%, 11/01/28	105	112,068
Dallas Independent School District, GO, Series A, 5.00%, 02/15/28	250	268,157
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	75	75,707
Series C, 5.00%, 08/15/28 (PSF)	50	53,997
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	300	324,309
Georgetown Independent School District GO, Series A, 5.00%, 08/15/29 (Call 08/15/28) (PSF)	105	113,518
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30 (Call 04/01/28)	130	138,841
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	80	84,431
Harris County Toll Road Authority (The) RB
5.00%, 08/15/28	200	216,424
Series A, 5.00%, 08/15/32 (Call 02/15/28)	160	170,010
Houston Independent School District GOL, 5.00%, 07/15/29 (Call 07/15/28)	120	129,617
Katy Independent School District GO, 5.00%, 02/15/31 (Call 02/15/28) (PSF)	125	133,657
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	335	360,083
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26) (PSF)	185	194,752

Security	Par (000)	Value

Texas (continued)
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	$110	$117,145
Leander Independent School District GO, Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	203,577
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	375	402,478
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	15	15,712
North East Independent School District/TX GO, 5.00%, 08/01/30 (Call 08/01/28) (PSF)	50	54,175
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	95	99,843
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/28	405	439,588
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	220	175,539
Series B, 5.00%, 01/01/28	170	181,528
Northside Independent School District GO
5.00%, 08/15/28 (Call 08/15/27) (PSF)	150	160,562
5.00%, 08/15/31 (Call 08/15/28) (PSF)	150	161,066
Pflugerville Independent School District GO, Series A, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	100	107,338
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	200	213,977
Round Rock Independent School District GO
5.00%, 08/01/31 (Call 08/01/28) (PSF)	105	113,111
5.00%, 08/01/32 (Call 08/01/28) (PSF)	100	107,295
Series A, 5.00%, 08/01/28 (PSF)	145	157,472
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	100	108,003
5.00%, 08/15/32 (Call 08/15/28) (PSF)	250	267,509
San Antonio Water System RB, 5.00%, 05/15/28	195	210,544
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	215	231,569
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	150	162,181
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	111,540
Texas A&M University RB, Series E, 5.00%, 05/15/28 (Call 05/15/27)	100	106,078
Texas Transportation Commission State Highway Fund RB, 5.00%, 10/01/28 (Call 10/01/26)	200	211,340
Texas Water Development Board RB
Series A, 5.00%, 10/15/28 (Call 04/15/28)	100	108,026
Series A, 5.00%, 10/15/31 (Call 04/15/28)	100	107,498
Series B, 5.00%, 04/15/28	100	107,818
Series B, 5.00%, 10/15/29 (Call 10/15/28)	35	38,006
Series B, 5.00%, 04/15/31 (Call 10/15/28)	85	92,071
Series B, 5.00%, 10/15/31 (Call 10/15/28)	200	216,235
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	107,295

		10,939,888

Utah — 1.7%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28 (Call 03/15/27) (GTD)	225	240,189
City of Provo UT, 5.00%, 02/01/28	240	259,236
City of Provo UT GO, 5.00%, 02/01/30 (Call 08/01/28)	100	108,470
Salt Lake City Corp. RB, 5.00%, 02/01/28 (Call 02/01/27)	265	281,902
State of Utah GO
5.00%, 07/01/28	250	272,726
Series B, 5.00%, 07/01/28	110	119,999

102	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
University of Utah (The) RB
Series A, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	$150	$159,811
Series B-1, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	155	165,138
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	45	47,734

		1,655,205

Virginia — 5.0%
City of Virginia Beach VA GO, 5.00%, 04/01/30 (Call 04/01/28)	185	199,679
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	220	238,558
County of Arlington VA GO, 5.00%, 08/15/29 (Call 08/15/28)	125	135,686
County of Chesterfield VA GO, Series A, 5.00%, 01/01/29 (Call 01/01/28) (SAW)	55	59,350
County of Fairfax VA GO
Series A, 5.00%, 10/01/28 (Call 04/01/27) (ST AID WITHHLDG)	250	267,477
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW)	150	162,274
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW)	100	107,616
County of Loudoun VA GO, 5.00%, 12/01/28 (SAW)	75	81,936
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/28	200	213,756
Hampton Roads Transportation Accountability Commission, 5.00%, 07/01/52 (PR 01/01/28)	1,000	1,080,548
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/28	155	165,939
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27)	110	116,713
Series A, 5.00%, 09/01/28 (Call 09/01/26) (ST INTERCEPT)	75	79,198
Series A, 5.00%, 09/01/28 (PR 09/01/26) (ST INTERCEPT)	5	5,289
Series B, 5.00%, 02/01/28	135	144,879
Series E, 5.00%, 02/01/29 (Call 02/01/28)	160	171,238
Series E, 5.00%, 02/01/30 (Call 02/01/28)	240	256,564
Virginia Commonwealth Transportation Board, 5.00%, 05/15/28	105	113,535
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/32 (Call 09/15/28)	85	91,279
Series A, 5.00%, 05/15/28 (Call 11/15/27)	30	32,179
Virginia Public Building Authority RB
5.00%, 08/01/28	130	140,616
Series A, 5.00%, 08/01/28	400	432,666
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	45	48,633
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW)	215	230,716
Virginia Resources Authority RB
5.00%, 11/01/28	95	103,256
Series A, 5.00%, 11/01/28	80	86,952
Series A, 5.00%, 11/01/30 (Call 11/01/28)	115	125,238

		4,891,770

Washington — 5.2%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	165	177,469
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/28 (Call 11/01/26)	100	106,049
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	50	52,883
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	185	190,307
City of Seattle WA GOL, 5.00%, 12/01/28	75	81,806
City of Seattle WA Municipal Light & Power Revenue RB Series A, 5.00%, 04/01/28	125	134,649

Security	Par (000)	Value

Washington (continued)
Series B, 5.00%, 04/01/28 (Call 04/01/26)	$70	$73,672
Series C, 4.00%, 10/01/28 (Call 10/01/26)	65	66,405
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	31,809
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	145	157,742
County of King WA GOL, 5.00%, 07/01/28	120	129,939
County of King WA Sewer Revenue RB
Series B, 5.00%, 07/01/28	100	108,015
Series B, 5.00%, 07/01/29 (Call 07/01/28)	385	416,505
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	130	141,424
Energy Northwest RB
5.00%, 07/01/28	530	571,064
Series A, 5.00%, 07/01/28 (Call 07/01/27)	205	218,834
Series C, 5.00%, 07/01/30 (Call 07/01/28)	125	134,990
King & Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/29 (Call 06/01/28) (GTD)	145	156,634
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	55	58,409
King County School District No. 414 Lake Washington
4.00%, 12/01/28 (GTD)	165	170,319
5.00%, 12/01/28 (Call 06/01/27)	100	106,339
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/28 (Call 06/01/26) (GTD)	50	51,056
Port of Seattle WA RB
5.00%, 05/01/28 (Call 05/01/27)	100	105,687
5.00%, 06/01/28	100	107,131
State of Washington COP, Series B, 5.00%, 07/01/30 (Call 07/01/28)	230	245,938
State of Washington GO
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26)	120	126,888
Series B, 5.00%, 08/01/28 (Call 08/01/26)	120	126,888
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	60,199
Series C, 5.00%, 02/01/30 (Call 02/01/28)	260	279,621
Series D, 5.00%, 02/01/31 (Call 02/01/28)	105	112,656
Series R, 5.00%, 08/01/28 (Call 08/01/26)	130	137,462
University of Washington RB, Series C, 5.00%, 04/01/28	240	258,527
Washington State University RB, 5.00%, 10/01/28 (Call 04/01/26)	145	151,368

		5,048,684

West Virginia — 0.9%
State of West Virginia GO
5.00%, 12/01/30 (Call 06/01/28)	125	134,000
Series A, 5.00%, 06/01/28	60	64,846
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	251,477
Series B, 5.00%, 12/01/32 (Call 06/01/28)	180	191,762
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	185	196,775
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/30 (Call 07/01/28)	75	80,994

		919,854

Wisconsin — 1.0%
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/28	75	77,047
State of Wisconsin, 5.00%, 05/01/31 (Call 05/01/28)	130	139,976
State of Wisconsin GO
5.00%, 11/01/28 (Call 05/01/27)	50	53,425
Series 2, 5.00%, 11/01/28 (Call 05/01/26)	125	131,537
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	245	261,783

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) October 31, 2022	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin RB, 5.00%, 05/01/28 (Call 05/01/27)	$275	$293,244

		957,012

Total Long-Term Investments — 98.6% (Cost: $104,553,887)		96,355,989

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.83%(b)(c)	161	160,840

Total Short-Term Securities — 0.1% (Cost: $160,840)		160,840

Total Investments — 98.7% (Cost: $104,714,727)		96,516,829

Other Assets Less Liabilities — 1.3%		1,240,980

Net Assets — 100.0%		$97,757,809

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$450,507	$—	$(289,459	)(a)	$(201)	$(7)	$160,840	161	$4,188	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$96,355,989	$—	$96,355,989
Money Market Funds	160,840	—	—	160,840

	$160,840	$96,355,989	$—	$96,516,829

See notes to financial statements.

104	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2022

	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF	iShares iBonds Dec 2025 Term Muni Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$415,296,155	$481,883,200	$498,286,773	$307,448,705
Investments, at value — affiliated(b)	4,841,340	2,259,207	1,855,612	1,305,035
Receivables:
Dividends — unaffiliated	29,015	4,346	8,679	1,945
Interest — unaffiliated	4,454,614	6,962,636	6,903,293	4,159,560

Total assets	424,621,124	491,109,389	507,054,357	312,915,245

LIABILITIES
Payables:
Investments purchased	7,270,639	1,323,451	903,591	856,914
Capital shares redeemed	7,775,542	—	—	—
Investment advisory fees	63,669	73,634	73,382	46,702

Total liabilities	15,109,850	1,397,085	976,973	903,616

NET ASSETS	$409,511,274	$489,712,304	$506,077,384	$312,011,629

NET ASSETS CONSIST OF
Paid-in capital	$409,071,949	$494,947,735	$518,592,940	$326,745,909
Accumulated earnings (loss)	439,325	(5,235,431)	(12,515,556)	(14,734,280)

NET ASSETS	$409,511,274	$489,712,304	$506,077,384	$312,011,629

NET ASSET VALUE
Shares outstanding	15,800,000	19,400,000	19,850,000	12,050,000

Net asset value	$25.92	$25.24	$25.50	$25.89

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$415,406,346	$487,548,417	$511,343,020	$322,495,665
(b) Investments, at cost — affiliated	$4,841,340	$2,259,207	$1,855,612	$1,305,035

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Statements of Assets and Liabilities  (continued)

October 31, 2022

	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$208,050,686	$169,487,690	$96,355,989
Investments, at value — affiliated(b)	1,314,764	1,191,388	160,840
Receivables:
Dividends — unaffiliated	2,232	3,673	2,214
Interest — unaffiliated	2,821,017	2,368,311	1,252,578

Total assets	212,188,699	173,051,062	97,771,621

LIABILITIES
Payables:
Investments purchased	823,817	453,102	—
Investment advisory fees	31,448	24,701	13,812

Total liabilities	855,265	477,803	13,812

NET ASSETS	$211,333,434	$172,573,259	$97,757,809

NET ASSETS CONSIST OF
Paid-in capital	$225,370,926	$182,346,027	$105,859,095
Accumulated loss	(14,037,492)	(9,772,768)	(8,101,286)

NET ASSETS	$211,333,434	$172,573,259	$97,757,809

NET ASSET VALUE
Shares outstanding	8,600,000	7,100,000	4,050,000

Net asset value	$24.57	$24.31	$24.14

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$222,097,423	$179,482,280	$104,553,887
(b) Investments, at cost — affiliated	$1,314,764	$1,191,388	$160,840

See notes to financial statements.

106	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended October 31, 2022

	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF	iShares iBonds Dec 2024 Term Muni Bond ETF	iShares iBonds Dec 2025 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$63,710	$11,473	$18,792	$9,204
Interest — unaffiliated	5,441,099	5,271,741	4,218,570	2,593,709

Total investment income	5,504,809	5,283,214	4,237,362	2,602,913

EXPENSES
Investment advisory	724,781	724,679	603,136	423,340
Professional	217	217	—	—

Total expenses	724,998	724,896	603,136	423,340

Net investment income	4,779,811	4,558,318	3,634,226	2,179,573

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(64,820)	(39,606)	(16,418)	(396)
Investments — affiliated	4,908	266	330	96

	(59,912)	(39,340)	(16,088)	(300)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(3,311,634)	(10,987,665)	(16,971,254)	(17,069,417)
Investments — affiliated	(18)	—	(9)	—

	(3,311,652)	(10,987,665)	(16,971,263)	(17,069,417)

Net realized and unrealized loss	(3,371,564)	(11,027,005)	(16,987,351)	(17,069,717)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,408,247	$(6,468,687)	$(13,353,125)	$(14,890,144)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	107

Statements of Operations  (continued)

Year Ended October 31, 2022

	iShares iBonds Dec 2026 Term Muni Bond ETF	iShares iBonds Dec 2027 Term Muni Bond ETF	iShares iBonds Dec 2028 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$7,240	$9,112	$4,188
Interest — unaffiliated	1,663,312	1,451,218	1,078,567

Total investment income	1,670,552	1,460,330	1,082,755

EXPENSES
Investment advisory	299,135	183,030	143,437

Total expenses	299,135	183,030	143,437

Net investment income	1,371,417	1,277,300	939,318

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(202,098)	(8,485)	(10,342)
Investments — affiliated	278	348	(201)

	(201,820)	(8,137)	(10,543)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(14,541,895)	(10,458,420)	(9,129,516)
Investments — affiliated	(6)	—	(7)

	(14,541,901)	(10,458,420)	(9,129,523)

Net realized and unrealized loss	(14,743,721)	(10,466,557)	(9,140,066)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,372,304)	$(9,189,257)	$(8,200,748)

See notes to financial statements.

108	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBonds Dec 2022 Term Muni Bond ETF		iShares iBonds Dec 2023 Term Muni Bond ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,779,811	$4,669,814	$4,558,318	$3,591,126
Net realized gain (loss)	(59,912)	4,697	(39,340)	(2,551)
Net change in unrealized appreciation (depreciation)	(3,311,652)	(3,578,887)	(10,987,665)	(2,371,071)

Net increase (decrease) in net assets resulting from operations	1,408,247	1,095,624	(6,468,687)	1,217,504

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,660,420)	(4,579,553)	(4,402,542)	(3,555,641)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	33,656,716	26,361,381	164,108,809	62,734,199

NET ASSETS
Total increase in net assets	30,404,543	22,877,452	153,237,580	60,396,062
Beginning of year	379,106,731	356,229,279	336,474,724	276,078,662

End of year	$409,511,274	$379,106,731	$489,712,304	$336,474,724

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2024 Term Muni Bond ETF		iShares iBonds Dec 2025 Term Muni Bond ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,634,226	$1,952,590	$2,179,573	$1,107,607
Net realized gain (loss)	(16,088)	343	(300)	(178)
Net change in unrealized appreciation (depreciation)	(16,971,263)	(1,200,840)	(17,069,417)	(996,091)

Net increase (decrease) in net assets resulting from operations	(13,353,125)	752,093	(14,890,144)	111,338

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,252,271)	(1,922,743)	(1,962,656)	(1,083,369)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	279,449,453	64,837,544	146,374,083	64,441,736

NET ASSETS
Total increase in net assets	262,844,057	63,666,894	129,521,283	63,469,705
Beginning of period	243,233,327	179,566,433	182,490,346	119,020,641

End of period	$506,077,384	$243,233,327	$312,011,629	$182,490,346

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

110	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2026 Term Muni Bond ETF		iShares iBonds Dec 2027 Term Muni Bond ETF
	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,371,417	$639,208	$1,277,300	$441,621
Net realized gain (loss)	(201,820)	41,109	(8,137)	(893)
Net change in unrealized appreciation (depreciation)	(14,541,901)	(581,422)	(10,458,420)	(362,379)

Net increase (decrease) in net assets resulting from operations	(13,372,304)	98,895	(9,189,257)	78,349

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,245,087)	(601,032)	(1,087,220)	(428,577)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	102,749,159	60,707,292	121,047,488	24,465,240

NET ASSETS
Total increase in net assets	88,131,768	60,205,155	110,771,011	24,115,012
Beginning of year	123,201,666	62,996,511	61,802,248	37,687,236

End of year	$211,333,434	$123,201,666	$172,573,259	$61,802,248

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	111

Statements of Changes in Net Assets  (continued)

	iShares iBonds Dec 2028 Term Muni Bond ETF
	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$939,318	$682,129
Net realized loss	(10,543)	(47)
Net change in unrealized appreciation (depreciation)	(9,129,523)	(391,177)

Net increase (decrease) in net assets resulting from operations	(8,200,748)	290,905

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(895,195)	(668,473)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	35,120,500	20,585,468

NET ASSETS
Total increase in net assets	26,024,557	20,207,900
Beginning of year	71,733,252	51,525,352

End of year	$97,757,809	$71,733,252

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

112	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Muni Bond ETF
	Year Ended 10/31/22	Year Ended 10/31/21		Year Ended 10/31/20		Year Ended 10/31/19		Year Ended 10/31/18

Net asset value, beginning of year	$26.15	$26.39		$26.16		$25.29		$25.97

Net investment income(a)	0.31	0.33		0.38		0.41		0.39
Net realized and unrealized gain (loss)(b)	(0.24)	(0.25)		0.23		0.86		(0.70)

Net increase (decrease) from investment operations	0.07	0.08		0.61		1.27		(0.31)

Distributions from net investment income(c)	(0.30)	(0.32)		(0.38)		(0.40)		(0.37)

Net asset value, end of year	$25.92	$26.15		$26.39		$26.16		$25.29

Total Return(d)
Based on net asset value	0.32%	0.27%		2.33%		5.04%		(1.18)%

Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%		0.18%		0.18%		0.18%

Net investment income	1.19%	1.24%		1.43%		1.56%		1.52%

Supplemental Data
Net assets, end of year (000)	$409,511	$379,107		$356,229		$329,633		$232,703

Portfolio turnover rate(f)	87%	0	%(g)	0	%(g)	0	%(g)	0	%(g)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Muni Bond ETF
	Year Ended 10/31/22	Year Ended 10/31/21		Year Ended 10/31/20	Year Ended 10/31/19		Year Ended 10/31/18

Net asset value, beginning of year	$25.98	$26.17		$25.79	$24.68		$25.41

Net investment income(a)	0.29	0.30		0.39	0.45		0.43
Net realized and unrealized gain (loss)(b)	(0.75)	(0.19)		0.38	1.10		(0.78)

Net increase (decrease) from investment operations	(0.46)	0.11		0.77	1.55		(0.35)

Distributions from net investment income(c)	(0.28)	(0.30)		(0.39)	(0.44)		(0.38)

Net asset value, end of year	$25.24	$25.98		$26.17	$25.79		$24.68

Total Return(d)
Based on net asset value	(1.76)%	0.43%		3.02%	6.31%		(1.37)%

Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%		0.18%	0.18%		0.18%

Net investment income	1.13%	1.15%		1.49%	1.75%		1.72%

Supplemental Data
Net assets, end of year (000)	$489,712	$336,475		$276,079	$215,376		$115,977

Portfolio turnover rate(f)	1%	0	%(g)	1%	0	%(g)	0	%(g)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Rounds to less than 1%.

See notes to financial statements.

114	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Muni Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20		Year Ended 10/31/19		Period From 03/20/18 to 10/31/18	(a)

Net asset value, beginning of period	$26.88	$27.00	$26.38		$24.90		$24.98

Net investment income(b)	0.28	0.24	0.36		0.48		0.32
Net realized and unrealized gain (loss)(c)	(1.41)	(0.12)	0.62		1.48		(0.15)

Net increase (decrease) from investment operations	(1.13)	0.12	0.98		1.96		0.17

Distributions(d)
Distributions from net investment income	(0.25)	(0.24)	(0.36)		(0.48)		(0.25)
From net realized gain	—	—	(0.00	)(e)	—		—

Total distributions	(0.25)	(0.24)	(0.36)		(0.48)		(0.25)

Net asset value, end of period	$25.50	$26.88	$27.00		$26.38		$24.90

Total Return(f)
Based on net asset value	(4.20)%	0.42%	3.75%		7.91%		0.70	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.18%	0.18%	0.18%		0.18%		0.18	%(i)

Net investment income	1.08%	0.90%	1.35%		1.85%		2.08	%(i)

Supplemental Data
Net assets, end of period (000)	$506,077	$243,233	$179,566		$104,214		$23,654

Portfolio turnover rate(j)	0%	0%	0	%(k)	0	%(k)	0	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.
(k)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	115

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Muni Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21		Year Ended 10/31/20		Period From 11/13/18 to 10/31/19	(a)

Net asset value, beginning of period	$27.86	$28.00		$27.13		$25.00

Net investment income(b)	0.25	0.20		0.34		0.46
Net realized and unrealized gain (loss)(c)	(2.00)	(0.13)		0.88		2.08

Net increase (decrease) from investment operations	(1.75)	0.07		1.22		2.54

Distributions from net investment income(d)	(0.22)	(0.21)		(0.35)		(0.41)

Net asset value, end of period	$25.89	$27.86		$28.00		$27.13

Total Return(e)
Based on net asset value	(6.31)%	0.23%		4.53%		10.22	%(f)

Ratios to Average Net Assets
Total expenses	0.18%	0.18%		0.18%		0.18	%(g)

Net investment income	0.93%	0.73%		1.21%		1.76	%(g)

Supplemental Data
Net assets, end of period (000)	$312,012	$182,490		$119,021		$43,407

Portfolio turnover rate(h)	0%	0	%(i)	0	%(i)	0	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Rounds to less than 1%.

See notes to financial statements.

116	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Muni Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 04/02/19 to 10/31/19	(a)

Net asset value, beginning of period	$26.78	$26.81	$25.89	$25.00

Net investment income(b)	0.21	0.18	0.30	0.21
Net realized and unrealized gain (loss)(c)	(2.23)	(0.03)	0.92	0.87

Net increase (decrease) from investment operations	(2.02)	0.15	1.22	1.08

Distributions from net investment income(d)	(0.19)	(0.18)	(0.30)	(0.19)

Net asset value, end of period	$24.57	$26.78	$26.81	$25.89

Total Return(e)
Based on net asset value	(7.55)%	0.54%	4.80%	4.28	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	0.83%	0.66%	1.13%	1.42	%(h)

Supplemental Data
Net assets, end of period (000)	$211,333	$123,202	$62,997	$20,711

Portfolio turnover rate(i)	2%	2%	0%	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	117

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Muni Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21		Year Ended 10/31/20	Period From 04/09/19 to 10/31/19	(a)

Net asset value, beginning of period	$26.87	$26.92		$25.97	$25.00

Net investment income(b)	0.32	0.24		0.33	0.22
Net realized and unrealized gain (loss)(c)	(2.62)	(0.05)		0.95	0.95

Net increase (decrease) from investment operations	(2.30)	0.19		1.28	1.17

Distributions from net investment income(d)	(0.26)	(0.24)		(0.33)	(0.20)

Net asset value, end of period	$24.31	$26.87		$26.92	$25.97

Total Return(e)
Based on net asset value	(8.60)%	0.72%		5.00%	4.63	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18%	0.18%		0.18%	0.18	%(h)

Net investment income	1.26%	0.89%		1.24%	1.53	%(h)

Supplemental Data
Net assets, end of period (000)	$172,573	$61,802		$37,687	$16,877

Portfolio turnover rate(i)	0%	0	%(j)	0%	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

118	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Muni Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 04/16/19 to 10/31/19	(a)

Net asset value, beginning of period	$27.07	$27.12	$26.10	$25.00

Net investment income(b)	0.30	0.30	0.36	0.21
Net realized and unrealized gain (loss)(c)	(2.94)	(0.05)	1.00	1.08

Net increase (decrease) from investment operations	(2.64)	0.25	1.36	1.29

Distributions from net investment income(d)	(0.29)	(0.30)	(0.34)	(0.19)

Net asset value, end of period	$24.14	$27.07	$27.12	$26.10

Total Return(e)
Based on net asset value	(9.82)%	0.90%	5.26%	5.15	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	1.18%	1.08%	1.33%	1.49	%(h)

Supplemental Data
Net assets, end of period (000)	$97,758	$71,733	$51,525	$24,796

Portfolio turnover rate(i)	0%	0%	0%	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2022 Term Muni Bond	Diversified
iBonds Dec 2023 Term Muni Bond	Diversified
iBonds Dec 2024 Term Muni Bond	Diversified
iBonds Dec 2025 Term Muni Bond	Diversified
iBonds Dec 2026 Term Muni Bond	Diversified
iBonds Dec 2027 Term Muni Bond	Diversified
iBonds Dec 2028 Term Muni Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

120	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Notes to Financial Statements  (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

iBonds Dec 2022 Term Muni Bond	$2,175,211	$3,393,396	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2022 Term Muni Bond	$308,822,382	$343,312,196

iBonds Dec 2023 Term Muni Bond	136,793,779	4,046,464

iBonds Dec 2024 Term Muni Bond	286,682,795	577,567

iBonds Dec 2025 Term Muni Bond	152,040,183	5,406

iBonds Dec 2026 Term Muni Bond	110,608,532	4,073,477

iBonds Dec 2027 Term Muni Bond	122,023,886	225,194

iBonds Dec 2028 Term Muni Bond	37,317,328	138,340

There were no in-kind transactions for the year ended October 31, 2022.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to undistributed capital gains were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

iBonds Dec 2026 Term Muni Bond	$28,758	$(28,758)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21
iBonds Dec 2022 Term Muni Bond Tax-exempt income	$4,660,248	$4,579,334

Ordinary income	172	219

	$4,660,420	$4,579,553

iBonds Dec 2023 Term Muni Bond Tax-exempt income	$4,402,542	$3,555,641

122	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21

iBonds Dec 2024 Term Muni Bond Tax-exempt income	$3,251,981	$1,922,500

Ordinary income	290	243

	$3,252,271	$1,922,743

iBonds Dec 2025 Term Muni Bond Tax-exempt income	$1,962,320	$1,083,369
Ordinary income	336	—

	$1,962,656	$1,083,369

iBonds Dec 2026 Term Muni Bond Tax-exempt income	$1,232,856	$601,032
Ordinary income	12,231	—

	$1,245,087	$601,032

iBonds Dec 2027 Term Muni Bond Tax-exempt income	$1,087,220	$428,577

iBonds Dec 2028 Term Muni Bond Tax-exempt income	$895,191	$668,473
Ordinary income	4	—

	$895,195	$668,473

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
iBonds Dec 2022 Term Muni Bond	$620,915	$(69,671)	$(111,919)	$439,325

iBonds Dec 2023 Term Muni Bond	473,056	(41,991)	(5,666,496)	(5,235,431)

iBonds Dec 2024 Term Muni Bond	556,989	(15,753)	(13,056,792)	(12,515,556)

iBonds Dec 2025 Term Muni Bond	313,547	—	(15,047,827)	(14,734,280)

iBonds Dec 2026 Term Muni Bond	211,105	(201,606)	(14,046,991)	(14,037,492)

iBonds Dec 2027 Term Muni Bond	230,855	(1,825)	(10,001,798)	(9,772,768)

iBonds Dec 2028 Term Muni Bond	107,352	(10,611)	(8,198,027)	(8,101,286)

(a)	Amounts available to offset future realized capital gains.

(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

For the year ended October 31, 2022, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized

iBonds Dec 2025 Term Muni Bond	$28

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2022 Term Muni Bond	$420,249,414	$45	$(111,964)	$(111,919)

iBonds Dec 2023 Term Muni Bond	489,808,903	55	(5,666,551)	(5,666,496)

iBonds Dec 2024 Term Muni Bond	513,199,177	750	(13,057,542)	(13,056,792)

iBonds Dec 2025 Term Muni Bond	323,801,567	2,267	(15,050,094)	(15,047,827)

iBonds Dec 2026 Term Muni Bond	223,412,441	8,228	(14,055,219)	(14,046,991)

iBonds Dec 2027 Term Muni Bond	180,680,876	3,446	(10,005,244)	(10,001,798)

iBonds Dec 2028 Term Muni Bond	104,714,856	3,023	(8,201,050)	(8,198,027)

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements  (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

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Notes to Financial Statements  (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2022 Term Muni Bond

Shares sold	3,450,000	$89,386,269	1,300,000	$34,238,031

Shares redeemed	(2,150,000)	(55,729,553)	(300,000)	(7,876,650)

	1,300,000	$33,656,716	1,000,000	$26,361,381

iBonds Dec 2023 Term Muni Bond

Shares sold	6,800,000	$172,974,951	2,400,000	$62,734,199

Shares redeemed	(350,000)	(8,866,142)	—	—

	6,450,000	$164,108,809	2,400,000	$62,734,199

iBonds Dec 2024 Term Muni Bond

Shares sold	10,850,000	$280,775,548	2,400,000	$64,837,544

Shares redeemed	(50,000)	(1,326,095)	—	—

	10,800,000	$279,449,453	2,400,000	$64,837,544

iBonds Dec 2025 Term Muni Bond

Shares sold	5,600,000	$149,014,398	2,350,000	$65,849,082

Shares redeemed	(100,000)	(2,640,315)	(50,000)	(1,407,346)

	5,500,000	$146,374,083	2,300,000	$64,441,736

iBonds Dec 2026 Term Muni Bond

Shares sold	4,000,000	$102,749,159	2,250,000	$60,707,292

iBonds Dec 2027 Term Muni Bond

Shares sold	4,800,000	$121,047,488	900,000	$24,465,240

iBonds Dec 2028 Term Muni Bond

Shares sold	1,550,000	$38,871,360	750,000	$20,585,468

Shares redeemed	(150,000)	(3,750,860)	—	—

	1,400,000	$35,120,500	750,000	$20,585,468

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds Dec 2022 Term Muni Bond ETF ceased trading after the close of business on December 1, 2022, when all of the bonds included in the Fund’s underlying index matured. Proceeds of the liquidation were sent to shareholders on December 7, 2022.

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of each of the seven funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seven of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares iBonds Dec 2022 Term Muni Bond ETF

iShares iBonds Dec 2023 Term Muni Bond ETF

iShares iBonds Dec 2024 Term Muni Bond ETF

iShares iBonds Dec 2025 Term Muni Bond ETF

iShares iBonds Dec 2026 Term Muni Bond ETF

iShares iBonds Dec 2027 Term Muni Bond ETF

iShares iBonds Dec 2028 Term Muni Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information  (unaudited)

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends

iBonds Dec 2022 Term Muni Bond	$172

iBonds Dec 2024 Term Muni Bond	289

iBonds Dec 2028 Term Muni Bond	4

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

iShares ETF	Interest-Related Dividends

iBonds Dec 2022 Term Muni Bond	$172

iBonds Dec 2024 Term Muni Bond	289

iBonds Dec 2028 Term Muni Bond	4

I M P O R T A N T T A X I N F O R M A T I O N	127

Board Review and Approval of Investment Advisory Contract

iShares iBonds Dec 2022 Term Muni Bond ETF, iShares iBonds Dec 2023 Term Muni Bond ETF, , iShares iBonds Dec 2024 Term Muni Bond ETF, iShares iBonds Dec 2025 Term Muni Bond ETF, iShares iBonds Dec 2026 Term Muni Bond ETFiShares, iShares iBonds Dec 2027 Term Muni Bond ETF, iShares iBonds Dec 2028 Term Muni Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged

BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	129

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

iBonds Dec 2022 Term Muni Bond	$0.303198	$—	$—	$0.303198	100%	—%	—%		100%

iBonds Dec 2023 Term Muni Bond(a)	0.281568	—	0.000570	0.282138	100	—	0	(b)	100

iBonds Dec 2024 Term Muni Bond	0.251050	—	—	0.251050	100	—	—		100

iBonds Dec 2025 Term Muni Bond	0.216904	—	—	0.216904	100	—	—		100

iBonds Dec 2026 Term Muni Bond	0.191077	—	—	0.191077	100	—	—		100

iBonds Dec 2027 Term Muni Bond(a)	0.263448	—	0.001029	0.264477	100	—	0	(b)	100

iBonds Dec 2028 Term Muni Bond(a)	0.289128	—	0.001448	0.290576	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information  (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fundis included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	131

Trustee and Officer Information  (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

132	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited) (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice Presidents.

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	133

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

134	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SCH BD GTY	School Board Guaranty

SCH BD RES FD	School Board Resolution Fund

SCSDE	South Carolina State Department of Education

ST	Special Tax

TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	135

Want to know more?

iShares.com     |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1015-1022

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

•	iShares iBonds Dec 2022 Term Treasury ETF | IBTB | NASDAQ

•	iShares iBonds Dec 2023 Term Treasury ETF | IBTD | NASDAQ

•	iShares iBonds Dec 2024 Term Treasury ETF | IBTE | NASDAQ

•	iShares iBonds Dec 2025 Term Treasury ETF | IBTF | NASDAQ

•	iShares iBonds Dec 2026 Term Treasury ETF | IBTG | NASDAQ

•	iShares iBonds Dec 2027 Term Treasury ETF | IBTH | NASDAQ

•	iShares iBonds Dec 2028 Term Treasury ETF | IBTI | NASDAQ

•	iShares iBonds Dec 2029 Term Treasury ETF | IBTJ | NASDAQ

•	iShares iBonds Dec 2030 Term Treasury ETF | IBTK | NASDAQ

•	iShares iBonds Dec 2031 Term Treasury ETF | IBTL | NASDAQ

•	iShares iBonds Dec 2032 Term Treasury ETF | IBTM | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U. S. Treasury Bond Market Overview

U. S. Treasuries experienced sizable price declines in the 12 months ended October 31, 2022 (“reporting period”). The ICE BofA 1 – 10 Year U.S. Treasury Index, which tracks short- and intermediate-maturity U.S. Treasuries, returned -8.96%%.

The U.S. Federal Reserve’s (Fed’s) shift toward tighter monetary policy was the primary factor driving the market downturn. Annualized consumer price inflation, which had been under 3.0% for over a decade, began to rise throughout 2021 and ultimately climbed above 6.0% in the year’s fourth calendar quarter. The inflation picture soon grew even more challenging following Russia’s invasion of Ukraine in early 2022, which—together with the resulting sanctions—further snarled global supply chains and contributed to a spike in energy prices. Inflation exceeded 8.0% in March 2022 and remained above that level through the end of the reporting period, with a peak of 9.1% in June.

The Fed moved aggressively in an effort to calm price pressures, ending its stimulative quantitative easing program and boosting interest rates from a range of 0.0%-0.25% to 3.0-3.25% in five separate increases from March to September 2022. This marked the largest move in such a short interval since 1980. In addition, the Fed appeared set to continue raising rates until inflation showed signs of returning closer to its longer-term target of 2%. Some evidence began to emerge later in the period that the Fed’s rate hikes had begun to reduce activity in certain segments of the economy, but there was still no sign that consumer price inflation had started to decline in a meaningful fashion. As a result, market prices at the end of October indicated that the central bank would not stop tightening until rates reached the 4.5-5.0% range.

These circumstances weighed heavily on the U.S. Treasury market. The yield on the two-year note rose from 0.50% at the beginning of the period to 4.48% by the end of October 2022, while the 10-year yield climbed from 1.55% to 4.05%. At its peak on October 24, the 10-year note traded with its highest yield in nearly 15 years. These movements caused the yield curve to invert significantly over the last four months of the reporting period, a relatively rare scenario in which short-term yields trade above those on longer-term debt. The curve moved to its largest inversion since 1982 in late September, with the two-year trading with a yield more than half a percentage point above the 10-year. In the past, inversions have often—but not always—been a precursor to a recession. The past year was also notable for the extraordinarily high level of volatility. In fact, U.S. Treasuries suffered their highest volatility since the 2008 financial crisis based on the ICE BofA MOVE Index. Another unusual development was the extent of the market’s decline: as of the end of October, Treasuries were on pace for one of their worst showings in a calendar year in history. Together, these factors help illustrate the atypical and difficult nature of market environment over the past 12 months.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2022 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2022 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2022, as represented by the ICE 2022 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.48%	1.10%	0.48%	2.99%
Fund Market	0.40	1.10	0.40	2.99
Index	0.54	1.19	0.54	3.21

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2022 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2022 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2022 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,007.40	$ 0.20		$ 1,000.00	$ 1,025.00	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2022 Term Treasury ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	22.4%
Short-Term and Other Assets	77.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.00%, 11/30/22	7.2%
U.S. Treasury Note/Bond, 1.63%, 11/15/22	6.7
U.S. Treasury Note/Bond, 1.63%, 12/15/22	4.5
U.S. Treasury Note/Bond, 0.13%, 11/30/22	4.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2023 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2023 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2023, as represented by the ICE 2023 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(2.39)%	0.18%	(2.39)%	0.49%
Fund Market	(2.37)	0.22	(2.37)	0.59
Index	(2.34)	0.25	(2.34)	0.67

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2023 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2023 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2023 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 996.40	$ 0.35		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2023 Term Treasury ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	96.6%
Short-Term and Other Assets	3.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 0.13%, 06/30/23	8.8%
U.S. Treasury Note/Bond, 2.88%, 11/30/23	8.4
U.S. Treasury Note/Bond, 0.25%, 09/30/23	7.6
U.S. Treasury Note/Bond, 2.50%, 08/15/23	7.4
U.S. Treasury Note/Bond, 2.75%, 05/31/23	6.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2024 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2024 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2024, as represented by the ICE 2024 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(5.43)%	(0.97)%	(5.43)%	(2.59)%
Fund Market	(5.44)	(0.96)	(5.44)	(2.56)
Index	(5.41)	(0.93)	(5.41)	(2.48)

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2024 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2024 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2024 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 984.60	$ 0.35		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2024 Term Treasury ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	97.1%
Not Rated	2.3
Short-Term and Other Assets	0.6

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 2.25%, 04/30/24	10.8%
U.S. Treasury Note/Bond, 0.38%, 09/15/24	10.7
U.S. Treasury Note/Bond, 1.50%, 09/30/24	7.6
U.S. Treasury Note/Bond, 0.25%, 03/15/24	7.5
U.S. Treasury Note/Bond, 0.75%, 11/15/24	5.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2025 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2025, as represented by the ICE 2025 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(7.64)%	(2.03)%	(7.64)%	(5.35)%
Fund Market	(7.66)	(2.02)	(7.66)	(5.33)
Index	(7.62)	(1.99)	(7.62)	(5.25)

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2025 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2025 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2025 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 975.80	$ 0.35		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2025 Term Treasury ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	99.1%
Short-Term and Other Assets	0.9

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 2.75%, 05/15/25	10.8%
U.S. Treasury Note/Bond, 0.25%, 08/31/25	7.8
U.S. Treasury Note/Bond, 3.00%, 10/31/25	7.6
U.S. Treasury Note/Bond, 2.88%, 06/15/25	7.0
U.S. Treasury Note/Bond, 1.50%, 02/15/25	6.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2026 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2026, as represented by the ICE 2026 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(9.70)%	(2.94)%	(9.70)%	(7.70)%
Fund Market	(9.75)	(2.93)	(9.75)	(7.67)
Index	(9.69)	(2.92)	(9.69)	(7.64)

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2026 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2026 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2026 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 964.90	$ 0.35		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2026 Term Treasury ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	99.0%
Short-Term and Other Assets	1.0

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 0.88%, 06/30/26	21.9%
U.S. Treasury Note/Bond, 0.75%, 05/31/26	13.7
U.S. Treasury Note/Bond, 0.75%, 08/31/26	8.8
U.S. Treasury Note/Bond, 0.75%, 03/31/26	7.4
U.S. Treasury Note/Bond, 1.50%, 08/15/26	6.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2027 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2027, as represented by the ICE 2027 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(11.18)%	(3.81)%	(11.18)%	(9.90)%
Fund Market	(11.22)	(3.80)	(11.22)	(9.87)
Index	(11.20)	(3.77)	(11.20)	(9.77)

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2027 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2027 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2027 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 957.30	$ 0.35		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	15

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2027 Term Treasury ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.3%
Short-Term and Other Assets	0.7

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.38%, 05/15/27	10.1%
U.S. Treasury Note/Bond, 1.50%, 01/31/27	9.0
U.S. Treasury Note/Bond, 2.25%, 08/15/27	8.7
U.S. Treasury Note/Bond, 0.50%, 10/31/27	7.7
U.S. Treasury Note/Bond, 3.25%, 06/30/27	7.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2028 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2028, as represented by the ICE 2028 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(12.70)%	(4.54)%	(12.70)%	(11.73)%
Fund Market	(12.73)	(4.54)	(12.73)	(11.72)
Index	(12.69)	(4.51)	(12.69)	(11.61)

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2028 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2028 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2028 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 947.60	$ 0.34		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	17

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2028 Term Treasury ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	99.3%
Short-Term and Other Assets	0.7

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.88%, 05/15/28	10.4%
U.S. Treasury Note/Bond, 2.88%, 08/15/28	8.8
U.S. Treasury Note/Bond, 1.13%, 08/31/28	8.4
U.S. Treasury Note/Bond, 1.25%, 06/30/28	8.1
U.S. Treasury Note/Bond, 1.00%, 07/31/28	7.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2029 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2029, as represented by the ICE 2029 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(13.72)%	(4.98)%	(13.72)%	(12.82)%
Fund Market	(13.78)	(4.98)	(13.78)	(12.81)
Index	(13.74)	(4.96)	(13.74)	(12.73)

The inception date of the Fund was February 25, 2020. The first day of secondary market trading was February 27, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2029 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2029 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2029 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 941.60	$ 0.34		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	19

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2029 Term Treasury ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	98.7%
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 2.38%, 05/15/29	18.2%
U.S. Treasury Note/Bond, 1.63%, 08/15/29	14.6
U.S. Treasury Note/Bond, 2.63%, 02/15/29	14.5
U.S. Treasury Note/Bond, 1.88%, 02/28/29	14.0
U.S. Treasury Note/Bond, 1.75%, 01/31/29	10.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2030 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2030, as represented by the ICE 2030 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(15.69)%	(9.74)%	(15.69)%	(21.01)%
Fund Market	(15.71)	(9.72)	(15.71)	(20.96)
Index	(15.66)	(9.74)	(15.66)	(20.95)

The inception date of the Fund was July 14, 2020. The first day of secondary market trading was July 16, 2020.

On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE 2030 Maturity US Treasury Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the ICE 2030 Maturity US Treasury Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the ICE 2030 Maturity US Treasury Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 933.20	$ 0.34		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	21

Fund Summary as of October 31, 2022 (continued)	iShares® iBonds® Dec 2030 Term Treasury ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets
Aaa	98.8%
Short-Term and Other Assets	1.2

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 0.88%, 11/15/30	30.6%
U.S. Treasury Note/Bond, 0.63%, 08/15/30	28.3
U.S. Treasury Note/Bond, 0.63%, 05/15/30	22.7
U.S. Treasury Note/Bond, 1.50%, 02/15/30	17.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

iShares® iBonds® Dec 2031 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2031 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2031, as represented by the ICE 2031 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(16.73)%	(13.63)%	(16.73)%	(17.40)%
Fund Market	(16.79)	(13.63)	(16.79)	(17.39)
Index	(16.68)	(13.64)	(16.68)	(17.33)

The inception date of the Fund was July 13, 2021. The first day of secondary market trading was July 15, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 926.80	$ 0.34		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	23

(continued)	iShares® iBonds® Dec 2031 Term Treasury ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	98.6%
Short-Term and Other Assets	1.4

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 1.38%, 11/15/31	25.2%
U.S. Treasury Note/Bond, 1.25%, 08/15/31	25.1
U.S. Treasury Note/Bond, 1.63%, 05/15/31	24.7
U.S. Treasury Note/Bond, 1.13%, 02/15/31	23.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® iBonds® Dec 2032 Term Treasury ETF

Investment Objective

The iShares iBonds Dec 2032 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2032, as represented by the ICE 2032 Maturity US Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception
Fund NAV	(8.16)%

Fund Market	(8.22)
Index	(8.15)

For the fiscal period ended October 31, 2022, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was July 6, 2022. The first day of secondary market trading was July 8, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (07/06/22)	(a)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00		$ 918.40	$ 0.22		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 117/365 for actual expenses and 184/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Ratings*	Percent of Net Assets

Aaa	98.7%
Short-Term and Other Assets	1.3

FIVE LARGEST HOLDINGS

Security(a)	Percent of Net Assets

U.S. Treasury Note/Bond, 2.88%, 05/15/32	34.2%
U.S. Treasury Note/Bond, 1.88%, 02/15/32	32.4
U.S. Treasury Note/Bond, 2.75%, 08/15/32	32.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	25

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2022 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 22.4%
U.S. Treasury Note/Bond
0.13%, 11/30/22	$8,205	$8,181,887
1.63%, 11/15/22	13,470	13,461,862
1.63%, 12/15/22	9,050	9,028,314
2.00%, 11/30/22	14,535	14,515,965

		45,188,028

Total Long-Term Investments — 22.4% (Cost: $45,234,969)		45,188,028

Short-Term Securities

Money Market Funds — 76.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	155,220	155,220,000

Total Short-Term Securities — 76.8% (Cost: $155,220,000)		155,220,000

Total Investments — 99.2% (Cost: $200,454,969)		200,408,028

Other Assets Less Liabilities — 0.8%		1,523,147

Net Assets — 100.0%		$201,931,175

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$8,459,814	$146,760,186	(a)	$—	$—	$—	$155,220,000	155,220	$455,465	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$45,188,028	$—	$45,188,028
Money Market Funds	155,220,000	—	—	155,220,000

	$155,220,000	$45,188,028	$—	$200,408,028

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2023 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 96.6%
U.S. Treasury Note/Bond
0.13%, 03/31/23	$25,099	$24,660,748
0.13%, 04/30/23	50,285	49,216,444
0.13%, 05/31/23	32,345	31,518,686
0.13%, 06/30/23	102,153	99,172,401
0.13%, 07/31/23	37,692	36,443,453
0.13%, 08/15/23	10,241	9,884,179
0.13%, 08/31/23	25,152	24,210,957
0.13%, 10/15/23	274	262,802
0.13%, 12/15/23	59,726	56,812,025
0.25%, 04/15/23	50,285	49,357,870
0.25%, 09/30/23	88,079	84,638,606
0.25%, 11/15/23	1,003	958,340
0.50%, 11/30/23	39,696	37,982,942
1.38%, 06/30/23	62,908	61,601,085
1.50%, 01/15/23(a)	54,905	54,620,043
1.75%, 05/15/23	31,730	31,265,205
2.25%, 12/31/23	43,864	42,678,691
2.38%, 01/31/23	76,559	76,226,952
2.50%, 08/15/23	84,810	83,375,125
2.75%, 05/31/23	78,015	77,237,501
2.75%, 07/31/23	53,469	52,773,485
2.88%, 10/31/23	3,192	3,140,130

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 11/30/23	$95,584	$93,802,511

		1,081,840,181

Total Long-Term Investments — 96.6% (Cost: $1,087,227,447)		1,081,840,181

Short-Term Securities

Money Market Funds — 7.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(b)(c)(d)	81,560	81,560,100

Total Short-Term Securities — 7.3% (Cost: $81,560,100)		81,560,100

Total Investments — 103.9% (Cost: $1,168,787,547)		1,163,400,281

Liabilities in Excess of Other Assets — (3.9)%		(43,786,873)

Net Assets — 100.0%		$1,119,613,408

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$397,000	$81,163,100	(a)	$—	$—	$—	$81,560,100	81,560	$104,923	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets
U.S. Government Obligations	$—	$1,081,840,181	$—	$1,081,840,181
Money Market Funds	81,560,100	—	—	81,560,100

	$81,560,100	$1,081,840,181	$—	$1,163,400,281

See notes to financial statements.

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2024 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
0.13%, 01/15/24	$14,557	$13,786,408
0.25%, 03/15/24	57,431	54,101,608
0.25%, 06/15/24	16,628	15,499,764
0.38%, 04/15/24	32,462	30,518,460
0.38%, 07/15/24	4,265	3,971,649
0.38%, 09/15/24	83,808	77,597,604
0.75%, 11/15/24	46,288	42,914,039
1.00%, 12/15/24	14,495	13,485,640
1.50%, 09/30/24	58,654	55,426,117
1.50%, 11/30/24	22,370	21,041,096
1.75%, 07/31/24	4,568	4,350,318
2.00%, 04/30/24	38,062	36,603,933
2.13%, 07/31/24	16,263	15,587,417
2.25%, 03/31/24	21,330	20,629,276
2.25%, 04/30/24	81,350	78,531,349
2.25%, 11/15/24	23,712	22,676,357
2.38%, 02/29/24	13,044	12,666,243
2.38%, 08/15/24	43,336	41,673,658
2.50%, 01/31/24	16,972	16,531,983
2.50%, 04/30/24	37,340	36,187,517
2.50%, 05/31/24	29,120	28,177,013

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.75%, 02/15/24	$28,632	$27,948,635
3.00%, 06/30/24	35,859	34,924,900
3.00%, 07/31/24	17,374	16,910,467

		721,741,451

Total Long-Term Investments — 99.4% (Cost: $732,079,002)		721,741,451

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	6,958	6,958,000

Total Short-Term Securities — 0.9% (Cost: $6,958,000)		6,958,000

Total Investments — 100.3% (Cost: $739,037,002)		728,699,451

Liabilities in Excess of Other Assets — (0.3)%		(2,407,470)

Net Assets — 100.0%		$726,291,981

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$58,000	$6,900,000	(a)	$—	$—	$—	$6,958,000	6,958	$15,540	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets
U.S. Government Obligations	$—	$721,741,451	$—	$721,741,451
Money Market Funds	6,958,000	—	—	6,958,000

	$6,958,000	$721,741,451	$—	$728,699,451

See notes to financial statements

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2025 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
0.25%, 05/31/25	$25,550	$22,947,094
0.25%, 06/30/25	10,748	9,641,292
0.25%, 08/31/25	29,553	26,287,518
0.25%, 09/30/25	1	1,065
0.25%, 10/31/25	1,811	1,600,401
0.38%, 04/30/25	10,225	9,258,418
0.38%, 11/30/25	24,268	21,457,538
1.13%, 01/15/25	17,929	16,667,667
1.13%, 02/28/25	3,418	3,166,260
1.50%, 02/15/25	25,120	23,488,555
1.75%, 03/15/25	19,131	17,971,461
2.63%, 03/31/25	7,684	7,368,548
2.63%, 04/15/25	12,505	11,974,217
2.75%, 05/15/25	38,284	36,713,854
2.75%, 06/30/25	15,722	15,061,568
2.88%, 05/31/25	5,113	4,912,793
2.88%, 06/15/25	24,755	23,795,648
2.88%, 07/31/25	16,794	16,112,864
3.00%, 07/15/25	14,048	13,529,884
3.00%, 09/30/25	22,221	21,352,316

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 10/31/25	$26,837	$25,756,278
3.50%, 09/15/25	7,000	6,823,906

		335,889,145

Total Long-Term Investments — 99.1% (Cost: $342,169,406)		335,889,145

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	1,600	1,600,000

Total Short-Term Securities — 0.5% (Cost: $1,600,000)		1,600,000

Total Investments — 99.6% (Cost: $343,769,406)		337,489,145

Other Assets Less Liabilities — 0.4%.		1,320,604

Net Assets — 100.0%.		$338,809,749

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$140,000	$1,460,000	(a)	$—	$—	$—	$1,600,000	1,600	$6,510	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$335,889,145	$—	$335,889,145
Money Market Funds	1,600,000	—	—	1,600,000

	$1,600,000	$335,889,145	$—	$337,489,145

See notes to financial statements.

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2026 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond
0.38%, 01/31/26	$7,753	$6,810,174
0.50%, 02/28/26	8,663	7,619,041
0.63%, 07/31/26	1,654	1,440,547
0.75%, 03/31/26	10,137	8,969,838
0.75%, 04/30/26	7,053	6,223,336
0.75%, 05/31/26	18,961	16,686,245
0.75%, 08/31/26	12,316	10,753,407
0.88%, 06/30/26	30,223	26,654,353
0.88%, 09/30/26	2,248	1,968,229
1.13%, 10/31/26	845	745,096
1.25%, 11/30/26	6,812	6,030,305
1.38%, 08/31/26	1,761	1,576,487
1.50%, 08/15/26	8,999	8,098,577
1.63%, 11/30/26	3,510	3,157,989
1.88%, 07/31/26	3,828	3,499,538
2.00%, 11/15/26	7,195	6,571,150
2.25%, 03/31/26	3,583	3,340,308
2.38%, 04/30/26	306	286,170

		120,430,790

Total Long-Term Investments — 99.0% (Cost: $126,252,600)		120,430,790

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	870	$870,000

Total Short-Term Securities — 0.7% (Cost: $870,000)		870,000

Total Investments — 99.7% (Cost: $127,122,600)		121,300,790

Other Assets Less Liabilities — 0.3%		380,142

Net Assets — 100.0%		$121,680,932

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$840,000	(a)	$—	$—	$—	$870,000	870	$3,044	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$120,430,790	$—	$120,430,790
Money Market Funds	870,000	—	—	870,000

	$870,000	$120,430,790	$—	$121,300,790

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2027 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Note/Bond
0.38%, 09/30/27	$5,960	$ 4,940,747
0.50%, 04/30/27	6,200	5,247,719
0.50%, 05/31/27	8,074	6,812,184
0.50%, 08/31/27	10,590	8,865,067
0.50%, 10/31/27	12,620	10,497,609
0.63%, 03/31/27	5,704	4,868,676
0.63%, 11/30/27	4,353	3,635,018
1.50%, 01/31/27	13,802	12,299,776
1.88%, 02/28/27	7,920	7,165,125
2.25%, 02/15/27	6,044	5,554,998
2.25%, 08/15/27	12,938	11,808,220
2.25%, 11/15/27	8,618	7,831,271
2.38%, 05/15/27	14,919	13,737,258
2.50%, 03/31/27	5,865	5,441,991
2.75%, 04/30/27	7,049	6,605,497
2.75%, 07/31/27	10,689	9,991,897
3.25%, 06/30/27	10,689	10,227,393

		135,530,446

Total Long-Term Investments — 99.3% (Cost: $138,280,721)		135,530,446

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	190	$190,000

Total Short-Term Securities — 0.1% (Cost: $190,000)		190,000

Total Investments — 99.4% (Cost: $138,470,721)		135,720,446

Other Assets Less Liabilities — 0.6%		827,934

Net Assets — 100.0%		$136,548,380

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$70,000	$120,000	(a)	$—	$—	$—	$190,000	190	$1,463	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$135,530,446	$—	$135,530,446
Money Market Funds	190,000	—	—	190,000

	$190,000	$135,530,446	$—	$135,720,446

See notes to financial statements.

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2028 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Note/Bond
0.75%, 01/31/28	$2,782	$2,326,506
1.00%, 07/31/28	3,243	2,707,531
1.13%, 02/29/28	2,638	2,244,760
1.13%, 08/31/28	3,473	2,913,928
1.25%, 03/31/28	2,595	2,218,576
1.25%, 04/30/28	1,492	1,272,858
1.25%, 06/30/28	3,284	2,790,116
1.25%, 09/30/28	2,620	2,210,998
1.38%, 10/31/28	2,346	1,991,069
1.50%, 11/30/28	2,564	2,189,115
2.75%, 02/15/28	2,682	2,488,941
2.88%, 05/15/28	3,886	3,617,354
2.88%, 08/15/28	3,274	3,041,134
3.13%, 11/15/28	2,529	2,376,583

		34,389,469

Total Long-Term Investments — 99.3% (Cost: $37,717,911)		34,389,469

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	150	$150,000

Total Short-Term Securities — 0.4% (Cost: $150,000)		150,000

Total Investments — 99.7% (Cost: $37,867,911)		34,539,469
Other Assets Less Liabilities — 0.3%		97,981

Net Assets — 100.0%		$34,637,450

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$40,000	$110,000	(a)	$—	$—	$—	$150,000	150	$957	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$34,389,469	$—	$34,389,469
Money Market Funds	150,000	—	—	150,000

	$150,000	$34,389,469	$—	$34,539,469

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2029 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.7%
U.S. Treasury Note/Bond
1.63%, 08/15/29	$6,588	$5,615,324
1.75%, 01/31/29	4,646	4,015,160
1.75%, 11/15/29	3,302	2,834,862
1.88%, 02/28/29	6,156	5,356,790
2.38%, 05/15/29	7,812	6,993,319
2.63%, 02/15/29	6,107	5,561,777
2.75%, 05/31/29	3,273	2,996,602
2.88%, 04/30/29	1,559	1,439,977
3.13%, 08/31/29	3,273	3,066,528

		37,880,339

Total Long-Term Investments — 98.7% (Cost: $40,897,179)		37,880,339

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	220	$220,000

Total Short-Term Securities — 0.6% (Cost: $ 220,000)		220,000

Total Investments — 99.3% (Cost: $ 41,117,179)		38,100,339

Other Assets Less Liabilities — 0.7%		269,876

Net Assets — 100.0%		$38,370,215

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$180,000	$40,000(a)	$—	$—	$—	$220,000	220	$1,285	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$37,880,339	$—	$37,880,339
Money Market Funds	220,000	—	—	220,000

	$220,000	$37,880,339	$—	$38,100,339

See notes to financial statements.

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2030 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.8%
U.S. Treasury Note/Bond
0.63%, 05/15/30	$21,696	$16,858,081
0.63%, 08/15/30	27,258	21,054,830
0.88%, 11/15/30	28,901	22,727,770
1.50%, 02/15/30	15,313	12,829,076

		73,469,757

Total Long-Term Investments — 98.8% (Cost: $84,054,257)		73,469,757

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	330	330,000

Total Short-Term Securities — 0.4% (Cost: $330,000)		330,000

Total Investments — 99.2% (Cost: $84,384,257)		73,799,757

Other Assets Less Liabilities — 0.8%		578,297

Net Assets — 100.0%		$74,378,054

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$625,040	$—	$(295,040	)(a)	$—	$—	$330,000	330	$5,339	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$73,469,757	$—	$73,469,757
Money Market Funds	330,000	—	—	330,000

	$330,000	$73,469,757	$—	$73,799,757

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2031 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.6%
U.S. Treasury Note/Bond
1.13%, 02/15/31	$4,147	$3,315,738
1.25%, 08/15/31	4,452	3,538,470
1.38%, 11/15/31	4,461	3,559,231
1.63%, 05/15/31	4,226	3,492,310

		13,905,749

Total Long-Term Investments — 98.6% (Cost: $15,681,444)		13,905,749

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	30	30,000

Total Short-Term Securities — 0.2% (Cost: $30,000)		30,000

Total Investments — 98.8% (Cost: $15,711,444)		13,935,749

Other Assets Less Liabilities — 1.2%		175,174

Net Assets — 100.0%		$14,110,923

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$30,000	(a)	$—	$—	$—	$30,000	30	$895	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$13,905,749	$—	$13,905,749
Money Market Funds	30,000	—	—	30,000

	$30,000	$13,905,749	$—	$13,935,749

See notes to financial statements.

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® iBonds® Dec 2032 Term Treasury ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.7%
U.S. Treasury Note/Bond 1.88%, 02/15/32	$1,771	$1,472,531
2.75%, 08/15/32	1,631	1,459,938
2.88%, 05/15/32	1,715	1,553,588

		4,486,057

Total Investments — 98.7% (Cost: $4,837,134)		4,486,057

Other Assets Less Liabilities — 1.3%		57,268

Net Assets — 100.0%		$4,543,325

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/06/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0	(c)	$—	$—	$—	$—	—	$62	(d)	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$4,486,057	$—	$4,486,057

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Statements of Assets and Liabilities

October 31, 2022

	iShares iBonds Dec 2022 Term Treasury ETF	iShares iBonds Dec 2023 Term Treasury ETF	iShares iBonds Dec 2024 Term Treasury ETF	iShares iBonds Dec 2025 Term Treasury ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$45,188,028	$1,081,840,181	$721,741,451	$335,889,145
Investments, at value — affiliated(c)	155,220,000	81,560,100	6,958,000	1,600,000
Cash	4,143	9,684	1,913	9,525
Receivables:
Investments sold	—	—	9,655,289	6,569,431
Securities lending income — affiliated	1,025	3,582	—	—
Capital shares sold	983,863	14,439,466	193,341	4,626,175
Dividends — affiliated	253,743	63,897	6,553	2,570
Interest — unaffiliated	283,601	4,685,898	2,277,167	1,613,383

Total assets	201,934,403	1,182,602,808	740,833,714	350,310,229

LIABILITIES
Collateral on securities loaned, at value	—	48,863,100	—	—
Payables:
Investments purchased	—	14,071,521	14,506,004	11,482,996
Investment advisory fees	3,228	54,779	35,729	17,484

Total liabilities	3,228	62,989,400	14,541,733	11,500,480

NET ASSETS	$201,931,175	$1,119,613,408	$726,291,981	$338,809,749

NET ASSETS CONSIST OF
Paid-in capital	$201,609,889	$1,124,596,405	$738,265,901	$347,215,301
Accumulated earnings (loss)	321,286	(4,982,997)	(11,973,920)	(8,405,552)

NET ASSETS	$201,931,175	$1,119,613,408	$726,291,981	$338,809,749

NET ASSETVALUE
Shares outstanding	7,950,000	45,300,000	30,450,000	14,600,000

Net asset value	$25.40	$24.72	$23.85	$23.21

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$45,234,969	$1,087,227,447	$732,079,002	$342,169,406
(b) Securities loaned, at value	$—	$47,656,720	$—	$—
(c) Investments, at cost — affiliated	$155,220,000	$81,560,100	$6,958,000	$1,600,000

See notes to financial statements.

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities   (continued)

October 31, 2022

	iShares iBonds Dec 2026 Term Treasury ETF	iShares iBonds Dec 2027 Term Treasury ETF	iShares iBonds Dec 2028 Term Treasury ETF	iShares iBonds Dec 2029 Term Treasury ETF

ASSETS
Investments, at value — unaffiliated(a)	$120,430,790	$135,530,446	$34,389,469	$37,880,339
Investments, at value — affiliated(b)	870,000	190,000	150,000	220,000
Cash	291	8,243	9,742	5,416
Receivables:
Investments sold	—	1,816,888	1,290,675	—
Securities lending income — affiliated	—	—	—	3
Capital shares sold	8,645	—	5,390	2,130,778
Dividends — affiliated	1,591	256	332	495
Interest — unaffiliated	376,924	669,166	184,832	266,142

Total assets	121,688,241	138,214,999	36,030,440	40,503,173

LIABILITIES
Payables:
Investments purchased	—	1,661,675	1,391,077	2,130,778
Investment advisory fees	7,309	4,944	1,913	2,180

Total liabilities	7,309	1,666,619	1,392,990	2,132,958

NET ASSETS	$121,680,932	$136,548,380	$34,637,450	$38,370,215

NET ASSETS CONSIST OF
Paid-in capital	$130,904,330	$141,802,956	$38,745,925	$42,566,422
Accumulated loss	(9,223,398)	(5,254,576)	(4,108,475)	(4,196,207)

NET ASSETS	$121,680,932	$136,548,380	$34,637,450	$38,370,215

NET ASSETVALUE
Shares outstanding	5,400,000	6,200,000	1,600,000	1,800,000

Net asset value	$22.53	$22.02	$21.65	$21.32

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$126,252,600	$138,280,721	$37,717,911	$40,897,179
(b) Investments, at cost — affiliated	$870,000	$190,000	$150,000	$220,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S :	39

Statements of Assets and Liabilities   (continued)

October 31, 2022

	iShares iBonds Dec 2030 Term Treasury ETF	iShares iBonds Dec 2031 Term Treasury ETF	iShares iBonds Dec 2032 Term Treasury ETF

ASSETS
Investments, at value — unaffiliated(a)	$73,469,757	$13,905,749	$4,486,057
Investments, at value — affiliated(b)	330,000	30,000	—
Cash	8,022	4,955	828
Receivables:
Investments sold	312,229	89,788	352,217
Dividends — affiliated	1,568	170	3
Interest — unaffiliated	264,257	81,741	46,711

Total assets	74,385,833	14,112,403	4,885,816

LIABILITIES
Payables:
Investments purchased	—	—	342,219
Investment advisory fees	7,779	1,480	272

Total liabilities	7,779	1,480	342,491

NET ASSETS	$74,378,054	$14,110,923	$4,543,325

NET ASSETS CONSIST OF
Paid-in capital	$84,958,755	$15,891,177	$4,982,474
Accumulated loss	(10,580,701)	(1,780,254)	(439,149)

NET ASSETS	$74,378,054	$14,110,923	$4,543,325

NET ASSETVALUE
Shares outstanding	3,850,000	700,000	200,000

Net asset value	$19.32	$20.16	$22.72

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$84,054,257	$15,681,444	$4,837,134
(b) Investments, at cost — affiliated	$330,000	$30,000	$—

See notes to financial statements.

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended October 31, 2022

	iShares iBonds Dec 2022 Term Treasury ETF	iShares iBonds Dec 2023 Term Treasury ETF	iShares iBonds Dec 2024 Term Treasury ETF	iShares iBonds Dec 2025 Term Treasury ETF

INVESTMENT INCOME
Dividends — affiliated	$451,450	$96,906	$12,939	$6,127
Interest — unaffiliated	620,854	5,779,683	5,090,566	2,202,156
Securities lending income — affiliated — net	4,015	8,017	2,601	383

Total investment income	1,076,319	5,884,606	5,106,106	2,208,666

EXPENSES
Investment advisory	64,506	157,057	142,032	65,254

Total expenses	64,506	157,057	142,032	65,254

Less:
Investment advisory fees waived	(16,853)	(3,568)	(563)	(327)

Total expenses after fees waived	47,653	153,489	141,469	64,927

Net investment income	1,028,666	5,731,117	4,964,637	2,143,739

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(41)	(2,451,760)	(3,283,265)	(3,012,386)
In-kind redemptions — unaffiliated(a)	(53,599)	(129,629)	—	(133,761)

	(53,640)	(2,581,389)	(3,283,265)	(3,146,147)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(50,890)	(5,264,971)	(10,193,140)	(6,017,310)

	(50,890)	(5,264,971)	(10,193,140)	(6,017,310)

Net realized and unrealized loss	(104,530)	(7,846,360)	(13,476,405)	(9,163,457)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$924,136	$(2,115,243)	$(8,511,768)	$(7,019,718)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S :	41

Statement of Operations   (continued)

Year Ended October 31, 2022

	iShares iBonds Dec 2026 Term Treasury ETF	iShares iBonds Dec 2027 Term Treasury ETF	iShares iBonds Dec 2028 Term Treasury ETF	iShares iBonds Dec 2029 Term Treasury ETF

INVESTMENT INCOME
Dividends — affiliated	$2,762	$1,151	$953	$1,174
Interest — unaffiliated	1,661,741	826,539	340,088	358,240
Securities lending income — affiliated — net	282	312	4	111

Total investment income	1,664,785	828,002	341,045	359,525

EXPENSES
Investment advisory	53,519	29,111	14,857	14,352

Total expenses	53,519	29,111	14,857	14,352

Less:
Investment advisory fees waived	(130)	(66)	(46)	(80)

Total expenses after fees waived	53,389	29,045	14,811	14,272

Net investment income	1,611,396	798,957	326,234	345,253

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,599,576)	(2,685,649)	(620,076)	(1,269,062)
In-kind redemptions — unaffiliated(a)	(221,296)	127,012	—	(102,203)

	(3,820,872)	(2,558,637)	(620,076)	(1,371,265)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(5,559,470)	(2,213,309)	(2,780,154)	(2,134,090)

	(5,559,470)	(2,213,309)	(2,780,154)	(2,134,090)

Net realized and unrealized loss	(9,380,342)	(4,771,946)	(3,400,230)	(3,505,355)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,768,946)	$(3,972,989)	$(3,073,996)	$(3,160,102)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations   (continued)

Year Ended October 31, 2022

	iShares iBonds Dec 2030 Term Treasury ETF	iShares iBonds Dec 2031 Term Treasury ETF	iShares iBonds Dec 2032 Term Treasury ETF (a)

INVESTMENT INCOME
Dividends — affiliated	$5,320	$850	$16
Interest — unaffiliated	1,825,768	283,142	41,046
Securities lending income — affiliated — net	19	45	46

Total investment income	1,831,107	284,037	41,108

EXPENSES
Investment advisory	52,758	7,607	947

Total expenses	52,758	7,607	947

Less:
Investment advisory fees waived	(260)	(35)	(1)

Total expenses after fees waived	52,498	7,572	946

Net investment income	1,778,609	276,465	40,162

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(272,542)	(77,649)	(100,405)
In-kind redemptions — unaffiliated(b)	(6,918,487)	(1,278,686)	—

	(7,191,029)	(1,356,335)	(100,405)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(10,440,330)	(1,744,029)	(351,077)

	(10,440,330)	(1,744,029)	(351,077)

Net realized and unrealized loss	(17,631,359)	(3,100,364)	(451,482)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,852,750)	$(2,823,899)	$(411,320)

(a)	For the period from July 6, 2022 (commencement of operations) to October 31, 2022.
(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S :	43

Statements of Changes in Net Assets

	iShares iBonds Dec 2022 Term Treasury ETF		iShares iBonds Dec 2023 Term Treasury ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,028,666	$43,067	$5,731,117	$118,413
Net realized gain (loss)	(53,640)	1,788	(2,581,389)	(13,574)
Net change in unrealized appreciation (depreciation)	(50,890)	(34,822)	(5,264,971)	(316,548)

Net increase (decrease) in net assets resulting from operations	924,136	10,033	(2,115,243)	(211,709)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(668,348)	(51,622)	(2,873,254)	(114,767)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	120,342,500	77,542,926	1,055,605,379	51,326,943

NET ASSETS
Total increase in net assets	120,598,288	77,501,337	1,050,616,882	51,000,467
Beginning of period	81,332,887	3,831,550	68,996,526	17,996,059

End of period	$201,931,175	$81,332,887	$1,119,613,408	$68,996,526

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2024 Term Treasury ETF		iShares iBonds Dec 2025 Term Treasury ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,964,637	$101,861	$2,143,739	$115,175
Net realized gain (loss)	(3,283,265)	(75,949)	(3,146,147)	40,840
Net change in unrealized appreciation (depreciation)	(10,193,140)	(350,886)	(6,017,310)	(555,962)

Net decrease in net assets resulting from operations	(8,511,768)	(324,974)	(7,019,718)	(399,947)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,252,740)	(110,304)	(1,262,837)	(114,346)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	690,799,667	34,727,789	325,469,098	6,495,478

NET ASSETS
Total increase in net assets	679,035,159	34,292,511	317,186,543	5,981,185
Beginning of period	47,256,822	12,964,311	21,623,206	15,642,021

End of period	$726,291,981	$47,256,822	$338,809,749	$21,623,206

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S :	45

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2026 Term Treasury ETF		iShares iBonds Dec 2027 Term Treasury ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,611,396	$117,766	$798,957	$153,841
Net realized gain (loss)	(3,820,872)	(43,584)	(2,558,637)	147,844
Net change in unrealized appreciation (depreciation)	(5,559,470)	(577,405)	(2,213,309)	(629,663)

Net decrease in net assets resulting from operations	(7,768,946)	(503,223)	(3,972,989)	(327,978)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,311,849)	(121,486)	(605,669)	(138,686)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	114,300,076	(5,143,801)	109,683,926	17,505,219

NET ASSETS
Total increase (decrease) in net assets	105,219,281	(5,768,510)	105,105,268	17,038,555
Beginning of period	16,461,651	22,230,161	31,443,112	14,404,557

End of period	$121,680,932	$16,461,651	$136,548,380	$31,443,112

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2028 Term Treasury ETF		iShares iBonds Dec 2029 Term Treasury ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$326,234	$199,337	$345,253	$146,864
Net realized gain (loss)	(620,076)	55,690	(1,371,265)	(6,037)
Net change in unrealized appreciation (depreciation)	(2,780,154)	(627,887)	(2,134,090)	(1,040,934)

Net decrease in net assets resulting from operations	(3,073,996)	(372,860)	(3,160,102)	(900,107)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(284,375)	(181,730)	(257,403)	(151,665)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	19,144,177	4,938,936	24,275,915	(5,081,745)

NET ASSETS
Total increase (decrease) in net assets	15,785,806	4,384,346	20,858,410	(6,133,517)
Beginning of period	18,851,644	14,467,298	17,511,805	23,645,322

End of period	$34,637,450	$18,851,644	$38,370,215	$17,511,805

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S :	47

Statements of Changes in Net Assets (continued)

	iShares iBonds Dec 2030 Term Treasury ETF		iShares iBonds Dec 2031 Term Treasury ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Period From 07/13/21 to 10/31/21 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,778,609	$22,877	$276,465	$9,743
Net realized gain (loss)	(7,191,029)	(32,495)	(1,356,335)	2,149
Net change in unrealized appreciation (depreciation)	(10,440,330)	(106,668)	(1,744,029)	(31,666)

Net decrease in net assets resulting from operations	(15,852,750)	(116,286)	(2,823,899)	(19,774)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,460,782)	(21,081)	(218,224)	(5,964)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	88,198,943	1,171,868	14,687,889	2,490,895

NET ASSETS
Total increase in net assets	70,885,411	1,034,501	11,645,766	2,465,157
Beginning of period	3,492,643	2,458,142	2,465,157	—

End of period	$74,378,054	$3,492,643	$14,110,923	$2,465,157

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

iShares iBonds Dec 2032 Term Treasury ETF
Period From 07/06/22 to 10/31/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$40,162
Net realized loss	(100,405)
Net change in unrealized appreciation (depreciation)	(351,077)

Net decrease in net assets resulting from operations	(411,320)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(27,829)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,982,474

NET ASSETS
Total increase in net assets	4,543,325
Beginning of period	—

End of period	$4,543,325

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S :	49

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Treasury ETF

	Year Ended 10/31/22		Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.42		$25.54	$25.05

Net investment income(b)	0.28		0.02	0.13
Net realized and unrealized gain (loss)(c)	(0.17)		0.01	0.47

Net increase from investment operations	0.11		0.03	0.60

Distributions(d)
From net investment income	(0.13)		(0.06)	(0.11)
From net realized gain	—		(0.09)	—

Total distributions	(0.13)		(0.15)	(0.11)

Net asset value, end of period	$25.40		$25.42	$25.54

Total Return(e)
Based on net asset value	0.48%		0.09%	2.41	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07%		0.07%	0.07	%(h)

Total expenses after fees waived	0.05%		0.07%	0.07	%(h)

Net investment income	1.12%		0.09%	0.76	%(h)

Supplemental Data
Net assets, end of period (000)	$201,931		$81,333	$3,832

Portfolio turnover rate(i)	0	%(j)	5%	29%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Treasury ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.55	$25.71	$24.99

Net investment income(b)	0.64	0.07	0.11
Net realized and unrealized gain (loss)(c)	(1.24)	(0.15)	0.70

Net increase (decrease) from investment operations	(0.60)	(0.08)	0.81

Distributions from net investment income(d)	(0.23)	(0.08)	(0.09)

Net asset value, end of period	$24.72	$25.55	$25.71

Total Return(e)
Based on net asset value	(2.39)%	(0.30)%	3.25	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07%	0.07	%(h)

Total expenses after fees waived	0.07%	0.07%	0.07	%(h)

Net investment income	2.55%	0.28%	0.63	%(h)

Supplemental Data
Net assets, end of period (000)	$1,119,613	$68,997	$17,996

Portfolio turnover rate(i)	29%	10%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S :	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Treasury ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.54	$25.93	$25.04

Net investment income(b)	0.59	0.12	0.12
Net realized and unrealized gain (loss)(c)	(1.97)	(0.35)	0.87

Net increase (decrease) from investment operations	(1.38)	(0.23)	0.99

Distributions(d)
From net investment income	(0.31)	(0.14)	(0.10)
From net realized gain	—	(0.02)	—

Total distributions	(0.31)	(0.16)	(0.10)

Net asset value, end of period	$23.85	$25.54	$25.93

Total Return(e)
Based on net asset value	(5.43)%	(0.90)%	3.95	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07%	0.07	%(h)

Total expenses after fees waived	0.07%	0.07%	0.07	%(h)

Net investment income	2.45%	0.46%	0.69	%(h)

Supplemental Data
Net assets, end of period (000)	$726,292	$47,257	$12,964

Portfolio turnover rate(i)	63%	112%	7%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Treasury ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.44	$26.07	$25.07

Net investment income(b)	0.55	0.15	0.13
Net realized and unrealized gain (loss)(c)	(2.48)	(0.62)	0.97

Net increase (decrease) from investment operations	(1.93)	(0.47)	1.10

Distributions from net investment income(d)	(0.30)	(0.16)	(0.10)

Net asset value, end of period	$23.21	$25.44	$26.07

Total Return(e)
Based on net asset value	(7.64)%	(1.83)%	4.39	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07%	0.07	%(h)

Total expenses after fees waived	0.07%	0.07%	0.07	%(h)

Net investment income	2.30%	0.58%	0.71	%(h)

Supplemental Data
Net assets, end of period (000)	$338,810	$21,623	$15,642

Portfolio turnover rate(i)	63%	15%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S :	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Treasury ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.33	$26.15	$25.02

Net investment income(b)	0.50	0.16	0.12
Net realized and unrealized gain (loss)(c)	(2.95)	(0.82)	1.11

Net increase (decrease) from investment operations	(2.45)	(0.66)	1.23

Distributions from net investment income(d)	(0.35)	(0.16)	(0.10)

Net asset value, end of period	$22.53	$25.33	$26.15

Total Return(e)
Based on net asset value	(9.70)%	(2.55)%	4.90	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07%	0.07	%(h)

Total expenses after fees waived	0.07%	0.07%	0.07	%(h)

Net investment income	2.11%	0.62%	0.69	%(h)

Supplemental Data
Net assets, end of period (000)	$121,681	$16,462	$22,230

Portfolio turnover rate(i)	76%	41%	5%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Treasury ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.15	$26.19	$25.05

Net investment income(b)	0.45	0.20	0.12
Net realized and unrealized gain (loss)(c)	(3.24)	(1.06)	1.11

Net increase (decrease) from investment operations	(2.79)	(0.86)	1.23

Distributions from net investment income(d)	(0.34)	(0.18)	(0.09)

Net asset value, end of period	$22.02	$25.15	$26.19

Total Return(e)
Based on net asset value	(11.18)%	(3.31)%	4.92	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07%	0.07	%(h)

Total expenses after fees waived	0.07%	0.07%	0.07	%(h)

Net investment income	1.92%	0.78%	0.66	%(h)

Supplemental Data
Net assets, end of period (000)	$136,548	$31,443	$14,405

Portfolio turnover rate(i)	58%	18%	45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S :	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Treasury ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.14	$26.30	$25.14

Net investment income(b)	0.36	0.21	0.13
Net realized and unrealized gain (loss)(c)	(3.54)	(1.17)	1.13

Net increase (decrease) from investment operations	(3.18)	(0.96)	1.26

Distributions from net investment income(d)	(0.31)	(0.20)	(0.10)

Net asset value, end of period	$21.65	$25.14	$26.30

Total Return(e)
Based on net asset value	(12.70)%	(3.71)%	5.01	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07%	0.07	%(h)

Total expenses after fees waived	0.07%	0.07%	0.07	%(h)

Net investment income	1.54%	0.83%	0.71	%(h)

Supplemental Data
Net assets, end of period (000)	$34,637	$18,852	$14,467

Portfolio turnover rate(i)	34%	73%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Treasury ETF

	Year Ended 10/31/22	Year Ended 10/31/21		Period From 02/25/20 to 10/31/20	(a)

Net asset value, beginning of period	$25.02	$26.27		$25.04

Net investment income(b)	0.39	0.19		0.14
Net realized and unrealized gain (loss)(c)	(3.81)	(1.25)		1.20

Net increase (decrease) from investment operations	(3.42)	(1.06)		1.34

Distributions from net investment income(d)	(0.28)	(0.19)		(0.11)

Net asset value, end of period	$21.32	$25.02		$26.27

Total Return(e)
Based on net asset value	(13.72)%	(4.08)%		5.35	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07%		0.07	%(h)

Total expenses after fees waived	0.07%	0.07%		0.07	%(h)

Net investment income	1.68%	0.74%		0.78	%(h)

Supplemental Data
Net assets, end of period (000)	$38,370	$17,512		$23,645

Portfolio turnover rate(i)	51%	0	%(j)	19%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S :	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Treasury ETF

	Year Ended 10/31/22		Year Ended 10/31/21	Period From 07/14/20 to 10/31/20	(a)

Net asset value, beginning of period	$23.28		$24.58	$25.06

Net investment income(b)	0.49		0.20	0.04
Net realized and unrealized loss(c)	(4.11)		(1.32)	(0.49)

Net decrease from investment operations	(3.62)		(1.12)	(0.45)

Distributions from net investment income(d)	(0.34)		(0.18)	(0.03)

Net asset value, end of period	$19.32		$23.28	$24.58

Total Return(e)
Based on net asset value	(15.69)%		(4.58)%	(1.81	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07%		0.07%	0.07	%(h)

Total expenses after fees waived	0.07%		0.07%	0.07	%(h)

Net investment income	2.36%		0.83%	0.53	%(h)

Supplemental Data
Net assets, end of period (000)	$74,378		$3,493	$2,458

Portfolio turnover rate(i)	0	%(j)	37%	36%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBonds Dec 2031 Term Treasury ETF

	Year Ended 10/31/22	Period From 07/13/21 to 10/31/21	(a)

Net asset value, beginning of period	$24.65	$24.91

Net investment income(b)	0.55	0.10
Net realized and unrealized loss(c)	(4.63)	(0.30)

Net decrease from investment operations	(4.08)	(0.20)

Distributions(d)
From net investment income	(0.39)	(0.06)
From net realized gain	(0.02)	—

Total distributions	(0.41)	(0.06)

Net asset value, end of period	$20.16	$24.65

Total Return(e)
Based on net asset value	(16.73)%	(0.81	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07	%(h)

Total expenses after fees waived	0.07%	0.07	%(h)

Net investment income	2.54%	1.29	%(h)

Supplemental Data
Net assets, end of period (000)	$14,111	$2,465

Portfolio turnover rate(i)	10%	26%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S :	59

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares iBonds Dec 2032 Term Treasury ETF

	Period From 07/06/22 to 10/31/22	(a)

Net asset value, beginning of period	$ 24.88

Net investment income(b)	0.23
Net realized and unrealized loss(c)	(2.25)

Net decrease from investment operations	(2.02)

Distributions from net investment income(d)	(0.14)

Net asset value, end of period	$ 22.72

Total Return(e)
Based on net asset value	(8.16	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)

Total expenses after fees waived	0.07	%(h)

Net investment income	2.97	%(h)

Supplemental Data
Net assets, end of period (000)	$ 4,543

Portfolio turnover rate(i)	47%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2022 Term Treasury	Non-diversified
iBonds Dec 2023 Term Treasury	Non-diversified
iBonds Dec 2024 Term Treasury	Non-diversified
iBonds Dec 2025 Term Treasury	Non-diversified
iBonds Dec 2026 Term Treasury	Non-diversified
iBonds Dec 2027 Term Treasury	Non-diversified
iBonds Dec 2028 Term Treasury	Non-diversified
iBonds Dec 2029 Term Treasury	Non-diversified
iBonds Dec 2030 Term Treasury	Diversified
iBonds Dec 2031 Term Treasury	Diversified
iBonds Dec 2032 Term Treasury(a)	Diversified

(a)	The Fund commenced operations on July 6, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (continued)

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

iBonds Dec 2023 Term Treasury
Goldman Sachs & Co. LLC	$47,656,720	$(47,656,720)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived
iBonds Dec 2022 Term Treasury	$16,853
iBonds Dec 2023 Term Treasury	3,568
iBonds Dec 2024 Term Treasury	563
iBonds Dec 2025 Term Treasury	327
iBonds Dec 2026 Term Treasury	130
iBonds Dec 2027 Term Treasury	66
iBonds Dec 2028 Term Treasury	46
iBonds Dec 2029 Term Treasury	80
iBonds Dec 2030 Term Treasury	260
iBonds Dec 2031 Term Treasury	35
iBonds Dec 2032 Term Treasury	1

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements  (continued)

securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
iBonds Dec 2022 Term Treasury	$1,487
iBonds Dec 2023 Term Treasury	3,199
iBonds Dec 2024 Term Treasury	920
iBonds Dec 2025 Term Treasury	156
iBonds Dec 2026 Term Treasury	112
iBonds Dec 2027 Term Treasury	117
iBonds Dec 2028 Term Treasury	1
iBonds Dec 2029 Term Treasury	45
iBonds Dec 2030 Term Treasury	1
iBonds Dec 2031 Term Treasury	19
iBonds Dec 2032 Term Treasury	18

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBonds Dec 2023 Term Treasury	$7,698,159	$24,894,477	$(180,813)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Dec 2022 Term Treasury	$—	$28,294,200
iBonds Dec 2023 Term Treasury	38,232,822	140,421,674
iBonds Dec 2024 Term Treasury	139,781,063	139,190,580
iBonds Dec 2025 Term Treasury	66,906,175	65,647,874
iBonds Dec 2026 Term Treasury	58,599,901	59,342,094
iBonds Dec 2027 Term Treasury	26,968,726	27,046,442
iBonds Dec 2028 Term Treasury	7,437,323	7,225,346
iBonds Dec 2029 Term Treasury	10,985,807	10,747,264
iBonds Dec 2030 Term Treasury	—	1,248,649
iBonds Dec 2031 Term Treasury	1,041,028	1,178,598
iBonds Dec 2032 Term Treasury	3,130,598	1,907,279

For the year ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2022 Term Treasury	$117,837,095	$38,407,198
iBonds Dec 2023 Term Treasury	1,060,490,574	28,763,853
iBonds Dec 2024 Term Treasury	685,648,455	—
iBonds Dec 2025 Term Treasury	396,492,266	74,380,316
iBonds Dec 2026 Term Treasury	142,525,844	28,869,001
iBonds Dec 2027 Term Treasury	144,286,744	35,278,177
iBonds Dec 2028 Term Treasury	18,970,300	—
iBonds Dec 2029 Term Treasury	33,614,218	9,585,349
iBonds Dec 2030 Term Treasury	186,330,744	98,523,335
iBonds Dec 2031 Term Treasury	32,691,287	18,111,445
iBonds Dec 2032 Term Treasury	3,707,884	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to undistributed capital gains, certain deemed distributions, and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBonds Dec 2022 Term Treasury	$(52,350)	$52,350
iBonds Dec 2023 Term Treasury	(129,629)	129,629
iBonds Dec 2025 Term Treasury	(133,761)	133,761
iBonds Dec 2026 Term Treasury	(221,296)	221,296
iBonds Dec 2027 Term Treasury	127,012	(127,012)
iBonds Dec 2029 Term Treasury	(102,203)	102,203
iBonds Dec 2030 Term Treasury	(6,918,487)	6,918,487
iBonds Dec 2031 Term Treasury	(1,287,607)	1,287,607

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21

iBonds Dec 2022 Term Treasury
Ordinary income	$668,348	$51,622

iBonds Dec 2023 Term Treasury
Ordinary income	$2,873,254	$114,767

iBonds Dec 2024 Term Treasury
Ordinary income	$3,252,740	$110,304

iBonds Dec 2025 Term Treasury
Ordinary income	$1,262,837	$114,346

iBonds Dec 2026 Term Treasury
Ordinary income	$1,311,849	$121,486

iBonds Dec 2027 Term Treasury
Ordinary income	$605,669	$138,686

iBonds Dec 2028 Term Treasury
Ordinary income	$284,375	$181,730

iBonds Dec 2029 Term Treasury
Ordinary income	$257,403	$151,665

iBonds Dec 2030 Term Treasury
Ordinary income	$1,460,782	$21,081

iShares ETF	Year Ended 10/31/22	Period Ended 10/31/21

iBonds Dec 2031 Term Treasury
Ordinary income	$218,224	$5,964

iShares ETF	Period Ended 10/31/22

iBonds Dec 2032 Term Treasury
Ordinary income	$27,829

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
iBonds Dec 2022 Term Treasury	$368,268	$(41)	$(46,941)	$321,286
iBonds Dec 2023 Term Treasury	2,869,603	(2,465,334)	(5,387,266)	(4,982,997)
iBonds Dec 2024 Term Treasury	1,723,403	(3,359,772)	(10,337,551)	(11,973,920)
iBonds Dec 2025 Term Treasury	894,888	(3,020,179)	(6,280,261)	(8,405,552)
iBonds Dec 2026 Term Treasury	308,902	(3,710,490)	(5,821,810)	(9,223,398)
iBonds Dec 2027 Term Treasury	215,631	(2,719,932)	(2,750,275)	(5,254,576)
iBonds Dec 2028 Term Treasury	67,756	(847,789)	(3,328,442)	(4,108,475)
iBonds Dec 2029 Term Treasury	97,735	(1,277,102)	(3,016,840)	(4,196,207)
iBonds Dec 2030 Term Treasury	320,944	(316,247)	(10,585,398)	(10,580,701)
iBonds Dec 2031 Term Treasury	64,169	(66,828)	(1,777,595)	(1,780,254)
iBonds Dec 2032 Term Treasury	12,333	(100,311)	(351,171)	(439,149)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

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Notes to Financial Statements  (continued)

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2022 Term Treasury	$200,454,969	$—	$(46,941)	$(46,941)
iBonds Dec 2023 Term Treasury	1,168,787,547	—	(5,387,266)	(5,387,266)
iBonds Dec 2024 Term Treasury	739,037,002	—	(10,337,551)	(10,337,551)
iBonds Dec 2025 Term Treasury	343,769,406	—	(6,280,261)	(6,280,261)
iBonds Dec 2026 Term Treasury	127,122,600	—	(5,821,810)	(5,821,810)
iBonds Dec 2027 Term Treasury	138,470,721	14,498	(2,764,773)	(2,750,275)
iBonds Dec 2028 Term Treasury	37,867,911	—	(3,328,442)	(3,328,442)
iBonds Dec 2029 Term Treasury	41,117,179	—	(3,016,840)	(3,016,840)
iBonds Dec 2030 Term Treasury	84,385,155	—	(10,585,398)	(10,585,398)
iBonds Dec 2031 Term Treasury	15,713,344	—	(1,777,595)	(1,777,595)
iBonds Dec 2032 Term Treasury	4,837,228	—	(351,171)	(351,171)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements  (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2022 Term Treasury
Shares sold	6,400,000	$162,214,977	3,050,000	$77,542,926
Shares redeemed	(1,650,000)	(41,872,477)	—	—

	4,750,000	$120,342,500	3,050,000	$77,542,926

iBonds Dec 2023 Term Treasury
Shares sold	43,750,000	$1,084,812,929	2,000,000	$51,326,943
Shares redeemed	(1,150,000)	(29,207,550)	—	—

	42,600,000	$1,055,605,379	2,000,000	$51,326,943

iBonds Dec 2024 Term Treasury
Shares sold	28,600,000	$690,799,667	1,350,000	$34,727,789

iBonds Dec 2025 Term Treasury
Shares sold	16,900,000	$400,527,356	350,000	$9,067,515
Shares redeemed	(3,150,000)	(75,058,258)	(100,000)	(2,572,037)

	13,750,000	$325,469,098	250,000	$6,495,478

iBonds Dec 2026 Term Treasury
Shares sold	6,050,000	$143,475,143	—	$—
Shares redeemed	(1,300,000)	(29,175,067)	(200,000)	(5,143,801)

	4,750,000	$114,300,076	(200,000)	$(5,143,801)

iBonds Dec 2027 Term Treasury
Shares sold	6,500,000	$145,216,995	1,200,000	$30,414,180
Shares redeemed	(1,550,000)	(35,533,069)	(500,000)	(12,908,961)

	4,950,000	$109,683,926	700,000	$17,505,219

iBonds Dec 2028 Term Treasury
Shares sold	850,000	$19,144,177	1,250,000	$32,040,269
Shares redeemed	—	—	(1,050,000)	(27,101,333)

	850,000	$19,144,177	200,000	$4,938,936

iBonds Dec 2029 Term Treasury
Shares sold	1,550,000	$33,986,141	100,000	$2,592,414
Shares redeemed	(450,000)	(9,710,226)	(300,000)	(7,674,159)

	1,100,000	$24,275,915	(200,000)	$(5,081,745)

iBonds Dec 2030 Term Treasury
Shares sold	8,850,000	$187,513,182	50,000	$1,171,868
Shares redeemed	(5,150,000)	(99,314,239)	—	—

	3,700,000	$88,198,943	50,000	$1,171,868

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 10/31/22		Period Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

iBonds Dec 2031 Term Treasury
Shares sold	1,500,000	$32,943,636	100,000	$2,490,895
Shares redeemed	(900,000)	(18,255,747)	—	—

	600,000	$14,687,889	100,000	$2,490,895

	Period Ended 10/31/22

iShares ETF	Shares	Amount

iBonds Dec 2032 Term Treasury
Shares sold	200,000	$4,982,474

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds Dec 2022 Term Treasury ETF ceased trading after the close of business on December 15, 2022, when all of the bonds included in the Fund’s underlying index matured. Proceeds of the liquidation are currently scheduled to be sent to shareholders on December 21, 2022.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the eleven funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

  iShares iBonds Dec 2022 Term Treasury ETF(1)

  iShares iBonds Dec 2023 Term Treasury ETF(1)

  iShares iBonds Dec 2024 Term Treasury ETF(1)

  iShares iBonds Dec 2025 Term Treasury ETF(1)

  iShares iBonds Dec 2026 Term Treasury ETF(1)

  iShares iBonds Dec 2027 Term Treasury ETF(1)

  iShares iBonds Dec 2028 Term Treasury ETF(1)

  iShares iBonds Dec 2029 Term Treasury ETF(1)

  iShares iBonds Dec 2030 Term Treasury ETF(1)

  iShares iBonds Dec 2031 Term Treasury ETF(2)

  iShares iBonds Dec 2032 Term Treasury ETF(3)

(1) Statements of operations for the year ended October 31, 2022 and statements of changes in net assets for each of the two years in the period ended October 31, 2022.

(2) Statement of operations for the year ended October 31, 2022, and statements of changes in net assets for the year ended October 31, 2022 and the period July 13, 2021 (commencement of operations) to October 31, 2021.

(3) Statement of operations and statement of changes in net assets for the period July 6, 2022 (commencement of operations) to October 31, 2022.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2022:

iShares ETF	Federal Obligation Interest
iBonds Dec 2022 Term Treasury	$567,763
iBonds Dec 2023 Term Treasury	4,493,482
iBonds Dec 2024 Term Treasury	4,215,931
iBonds Dec 2025 Term Treasury	1,795,870
iBonds Dec 2026 Term Treasury	1,501,670
iBonds Dec 2027 Term Treasury	665,954
iBonds Dec 2028 Term Treasury	300,722
iBonds Dec 2029 Term Treasury	307,710
iBonds Dec 2030 Term Treasury	1,718,049
iBonds Dec 2031 Term Treasury	262,218
iBonds Dec 2032 Term Treasury	35,730

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends
iBonds Dec 2022 Term Treasury	$1,029,200
iBonds Dec 2023 Term Treasury	5,731,117
iBonds Dec 2024 Term Treasury	4,965,195
iBonds Dec 2025 Term Treasury	2,143,739
iBonds Dec 2026 Term Treasury	1,611,396
iBonds Dec 2027 Term Treasury	798,957
iBonds Dec 2028 Term Treasury	326,234
iBonds Dec 2029 Term Treasury	345,253
iBonds Dec 2030 Term Treasury	1,778,609
iBonds Dec 2031 Term Treasury	276,465
iBonds Dec 2032 Term Treasury	40,162

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

iShares ETF	Interest-Related Dividends
iBonds Dec 2022 Term Treasury	$1,029,200
iBonds Dec 2023 Term Treasury	5,731,117
iBonds Dec 2024 Term Treasury	4,965,195
iBonds Dec 2025 Term Treasury	2,143,739
iBonds Dec 2026 Term Treasury	1,611,396
iBonds Dec 2027 Term Treasury	798,957
iBonds Dec 2028 Term Treasury	326,234
iBonds Dec 2029 Term Treasury	345,253
iBonds Dec 2030 Term Treasury	1,778,609
iBonds Dec 2031 Term Treasury	276,465
iBonds Dec 2032 Term Treasury	40,162

I M P O R T A N T T A X I N F O R M A T I O N	71

Board Review and Approval of Investment Advisory Contract

iShares iBonds Dec 2022 Term Treasury ETF, iShares iBonds Dec 2023 Term Treasury ETF, iShares iBonds Dec 2024 Term Treasury ETF, iShares iBonds Dec 2025TermTreasury ETF, iShares iBonds Dec 2026TermTreasury ETF, iShares iBonds Dec 2027TermTreasury ETF, iShares iBonds Dec 2028TermTreasury ETF, iShares iBonds Dec 2029 Term Treasury ETF, iShares iBonds Dec 2030 Term Treasury ETF, iShares iBonds Dec 2031 Term Treasury ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	73

Board Review and Approval of Investment Advisory Contract  (continued)

iShares iBonds Dec 2032 Term Treasury ETF(each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on March 16-17, 2022, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further

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Board Review and Approval of Investment Advisory Contract  (continued)

noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	75

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

iBonds Dec 2022 Term Treasury(a)	$0.128005	$—	$0.003404	$0.131409	97%	—%	3%		100%
iBonds Dec 2023 Term Treasury(a)	0.223678	—	0.001984	0.225662	99	—	1		100
iBonds Dec 2024 Term Treasury(a)	0.302185	—	0.004030	0.306215	99	—	1		100
iBonds Dec 2025 Term Treasury	0.301590	—	—	0.301590	100	—	—		100
iBonds Dec 2026 Term Treasury(a)	0.344874	—	0.000808	0.345682	100	—	0	(b)	100
iBonds Dec 2027 Term Treasury(a)	0.326712	—	0.008548	0.335260	97	—	3		100
iBonds Dec 2028 Term Treasury	0.314129	—	—	0.314129	100	—	—		100
iBonds Dec 2029 Term Treasury	0.282377	—	—	0.282377	100	—	—		100
iBonds Dec 2030 Term Treasury	0.339688	—	—	0.339688	100	—	—		100
iBonds Dec 2031 Term Treasury	0.391884	0.021490	—	0.413374	95	5	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	77

Trustee and Officer Information (unaudited)  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

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Trustee and Officer Information (unaudited)  (continued)

  Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth

  Leithead as Executive Vice Presidents.

  Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	79

General Information

Electronic Delivery

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Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

80	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

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iS-AR-1024-1022

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

• iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca

• iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX

• iShares ESG Advanced High Yield Corporate Bond ETF | HYXF | NASDAQ

• iShares Fallen Angels USD Bond ETF | FALN | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S. bond market experienced a considerable decline for the 12 months ended October 31, 2022 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. fixed-income performance, returned -15.68%.

The U.S. Federal Reserve’s (Fed’s) shift toward tighter monetary policy was the primary factor driving the market downturn. Annualized consumer price inflation, which had been under 3.0% for over a decade, began to rise throughout 2021 and ultimately climbed above 6.0% in the year’s fourth calendar quarter. The inflation picture soon grew even more challenging following Russia’s invasion of Ukraine in early 2022, which—together with the resulting sanctions—further snarled global supply chains and contributed to a spike in energy prices. Inflation exceeded 8.0% in March 2022 and remained above that level through the end of the reporting period, with a peak of 9.1% in June.

The Fed moved aggressively in an effort to calm price pressures, ending its stimulative quantitative easing program and boosting interest rates from a range of 0.0%-0.25% to 3.0-3.25% in five separate increases from March to September 2022. This marked the largest move in such a short interval since 1980. In addition, the Fed appeared set to continue raising rates until inflation showed signs of returning closer to its longer-term target of 2%. Some evidence began to emerge later in the period that the Fed’s rate hikes had begun to reduce activity in certain segments of the economy, but there was still no sign that consumer price inflation had started to decline in a meaningful fashion. As a result, market prices at the end of October indicated that the central bank would not stop tightening until rates reached the 4.5-5.0% range.

These circumstances weighed heavily on bond market performance. The yield on the two-year U.S. Treasury note rose from 0.50% at the beginning of the period to 4.48% by the end of October 2022, while the 10-year yield climbed from 1.55% to 4.05%. The yield curve inverted significantly as result, meaning that short-term yields were higher those on longer-term debt. In late September, the yield curve moved to its largest inversion since 1982.

The surge in U.S. Treasury yields, together with investors’ increased aversion to risk, fueled weakness across all sectors of the bond market. Mortgage-backed securities, which were hurt by concerns about the housing market and the loss of demand stemming from Fed’s decision to end its quantitative easing policy, posted negative returns. Still, the category held up better than the broader index.

Investment-grade corporate bonds were among the worst-performing segments of the market. In addition to being adversely affected by rising Treasury yields, the asset class was pressured by a pronounced increase in yield spreads. The latter trend reflected concerns that weaker economic growth could lead to a slowdown in corporate earnings. Notably, the yield on corporate bonds—as gauged by the ICE BofA US Corporate Index—closed the period at the highest level since 2009.

High yield bonds also experienced sizable losses. As was the case with investment-grade corporates, a rise in both prevailing yields and yield spreads weighed heavily on performance. However, the category outperformed the investment-grade market due to its lower interest-rate sensitivity and higher weighting in the energy sector. Higher-rated issuers in the category—which are seen as having the least vulnerability to slowing growth—generally outperformed their lower-quality counterparts.

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Fund Summary as of October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF

Investment Objective

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(5.55)%	2.24%	2.95%	(5.55)%	11.74%	30.14%
Fund Market	(5.61)	2.17	2.95	(5.61)	11.35	30.04
Index	(5.27)	2.63	3.29	(5.27)	13.86	33.99

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was October 15, 2013. The first day of secondary market trading was October 17, 2013.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 980.10	$ 1.50		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF

Portfolio Management Commentary

Short-term high yield corporate bonds experienced a sizable decline during the reporting period. The bond market, in general, came under pressure from the combination of rising inflation and the U.S. Federal Reserve’s (the Fed’s) aggressive tightening of monetary policy. The Fed wound down its stimulative quantitative easing program, and it raised interest rates by three full percentage points to a range of 3.0% to 3.25%. These developments fueled a sharp decline in U.S. Treasury yields, pressuring all segments of the bond market. High yield bonds were further pressured by an increase in spreads over U.S. Treasuries, which was brought about by both increasing investor risk aversion and concerns that tighter Fed policy could drive the economy into a recession.

While short-term high yield corporate issues lost ground, they outperformed the larger high yield category due to their lower duration (interest-rate sensitivity). In addition, the category outpaced the broader fixed-income market thanks to a greater contribution from income and its higher weighting in the strong-performing energy sector.

Of the three major sectors in the Index, Industrials posted the smallest decline as investors gravitated to issuers seen as having the most reliable cash flows. However, the performance impact on the larger asset class was still negative due to the sector’s large Index weighting. Utility and Financials experienced the largest decline. Within Industrials, Energy issues gained ground in the annual period and were one of only two industry groups to finish with a positive total return. Capital goods issues, while suffering losses in absolute terms, also outpaced the overall sector. The benefit was counterbalanced by underperformance for the basic industries, consumer non-cyclicals and technology industries. Although brokerages held up well in the downturn, finance companies and banks posted much weaker returns.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	0.2%
A	0.2
Baa	4.5
Ba	39.8
B	43.3
Caa	10.9
Ca	0.2
Not Rated	0.9

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	4.7%
1-2 Years	8.8
2-3 Years	25.2
3-4 Years	30.4
4-5 Years	30.6
5-6 Years	0.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF

Investment Objective

The iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the ICE BofA U.S. High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(11.59)%	1.77%	1.76%	(11.59)%	9.15%	9.15%
Fund Market	(11.79)	1.69	1.74	(11.79)	8.74	9.07
Index	(11.43)	1.88	1.88	(11.43)	9.78	9.80

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was October 25, 2017. The first day of secondary market trading was October 26, 2017.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA US High Yield Constrained Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE BofA US High Yield Constrained Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA US High Yield Constrained Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 953.20	$ 0.74		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022 (continued)	iShares® Broad USD High Yield Corporate Bond ETF

Portfolio Management Commentary

High-yield bonds lost considerable ground in the annual period. A surge in inflation prompted the U.S. Federal Reserve (Fed) to tighten monetary policy by winding down its stimulative quantitative easing program and beginning to raise interest rates. The Fed hiked rates by a total of three percentage points over the 12-month period, bringing the benchmark fed funds rate to a range of 3.0% to 3.25%.

High yield bonds were also pressured by rising yield spreads relative to U.S. Treasuries. At their peak in early July, spreads stood at their highest level in nearly two years. The spread widening was the result of an increase investor risk aversion that was driven, in part, by Russia’s invasion of Ukraine and elevated volatility in the equity market. In addition, investors became more cautious on corporate credit given the prospect of slowing economic growth and a concurrent downturn in corporate earnings in 2023. High yield bond funds experienced significant outflows as a result, further weighing on prices. Higher-rated bonds in the Index generally outpaced lower-rated securities amid investors’ search for relative “safe havens.”

Of the three major sectors in the Index, utilities posted the smallest decline as investors gravitated to issuers seen as having the most reliable cash flows. However, the performance impact on the larger asset class was relatively limited due to the sector’s small Index weighting. Industrials, the largest sector in the Index, finished behind utilities. Energy issues, while losing ground, outperformed in relative terms thanks to rising energy prices. Transportation and capital goods issues also outpaced the overall sector. The positive relative performance for these market segments was counterbalanced by a poor showing for basic industries, consumer non-cyclicals and communications. Financials were the worst performer of the three major sectors. While the insurance and real estate industries held up well in the downturn, banks posted much weaker returns.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	0.2%
A	0.5
Baa	2.9
Ba	41.2
B	42.6
Caa	11.3
Ca	0.2
Not Rated	1.1

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	41.3%
5-10 Years	53.9
10-15 Years	1.7
15-20 Years	0.8
More than 20 Years	2.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF

Investment Objective

The iShares ESG Advanced HighYield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated high yield corporate bonds from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg MSCI US High Yield Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(12.03)%	1.62%	3.23%	(12.03)%	8.39%	22.49%
Fund Market	(12.42)	1.56	3.18	(12.42)	8.03	22.11
Index	(12.26)	1.78	3.51	(12.26)	9.21	24.57

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was June 14, 2016. The first day of secondary market trading was June 16, 2016.

Index performance through September 14, 2020 reflects the performance of the Markit iBoxx USD Liquid High Yield ex-Oil & Gas Index. Index performance beginning on September 15, 2020 reflects the performance of the Bloomberg MSCI US High Yield Choice ESG Screened Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 957.00	$ 1.73		$ 1,000.00	$ 1,023.40	$ 1.79		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2022 (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF

Portfolio Management Commentary

High-yield corporate bonds experienced a sizable downturn in the annual period. A surge in inflation prompted the U.S. Federal Reserve (Fed) to tighten monetary policy by winding down its stimulative quantitative easing program and beginning to raise interest rates, which weighed on returns across the bond market. High yield bonds were also pressured by rising yield spreads relative to U.S. Treasuries. The spread widening was the result of an increase in investor risk aversion that was driven, in part, by Russia’s invasion of Ukraine and elevated volatility in the equity market. In addition, investors became more cautious on corporate credit given the prospect of slowing economic growth and a concurrent downturn in corporate earnings in 2023.

Higher-rated bonds in the Index generally outperformed lower-rated securities amid investors’ search for relatively better credit quality within the high yield sector. The energy industry was one of the top performing segments of the market in the past year due to the strong gains in the prices of oil and natural gas as a result of the Russia-Ukraine conflict.

Of the three major sectors by weight in the Index, utilities posted the smallest decline as investors gravitated to issuers seen as having the most reliable cash flows during periods of high inflation. However, the performance impact on the Index was relatively limited due to the sector’s small Index weighting. Industrials, the largest sector in the Index, finished behind utilities. Within Industrials, capital goods and transportation outperformed, while the consumer non-cyclical and communications industries lagged. Financials were the weakest performer of the three sectors, with banking and brokerage/asset management posting the largest declines.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	0.1%
Baa	1.7
Ba	50.9
B	40.1
Caa	6.5
Ca	0.1
Not Rated	0.6

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	36.3%
5-10 Years	59.5
10-15 Years	1.7
15-20 Years	0.6
More than 20 Years	1.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Fallen Angels USD Bond ETF

Investment Objective

The iShares Fallen Angels USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds that were previously rated investment grade, as represented by the Bloomberg U.S. High Yield Fallen Angel 3% Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(15.88)%	2.61%	4.98%	(15.88)%	13.77%	36.33%
Fund Market	(16.46)	2.41	4.89	(16.46)	12.63	35.63
Index	(15.68)	3.30	5.56	(15.68)	17.62	41.18

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was June 14, 2016. The first day of secondary market trading was June 16, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 935.60	$ 1.22		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2022 (continued)	iShares® Fallen Angels USD Bond ETF

Portfolio Management Commentary

High-yield corporate bonds experienced a sizable downturn in the annual period. A surge in inflation prompted the U.S. Federal Reserve (Fed) to tighten monetary policy by winding down its stimulative quantitative easing program and beginning to raise interest rates, which weighed on returns across the bond market. High yield bonds were also pressured by rising yield spreads relative to U.S. Treasuries. The spread widening was the result of an increase investor risk aversion that was driven, in part, by Russia’s invasion of Ukraine and elevated volatility in the equity market. In addition, investors became more cautious on corporate credit given the prospect of slowing economic growth and a concurrent downturn in corporate earnings in 2023.

Fallen angels; i.e., the high yield bonds of companies formerly rated as investment grade, underperformed in the annual period. The category tends to have more interest rate risk than traditional high yield bonds. Since they started out as investment-grade credits, fallen angels’ bonds tend to have longer maturities—and thus higher interest rate sensitivity— versus debt originally issued as high yield. That can be beneficial in an environment of falling rates, but it has hindered the performance of fallen angels since the Fed started raising rates in March 2022. On the positive side, the Index benefited from its relatively high weighting of over 20% in the strong-performing energy sector.

The universe of fallen angel bonds has decreased from the highs of late 2020. The shutdown of the economy following the emergence of COVID-19 led to a wave of downgrades that caused the dollar value of fallen angels to double from its pre-shutdown levels. More recently, rating agencies have been upgrading more issuers back to investment grade as the economy has recovered. In the first half of 2022, in fact, about $69 billion of high yield bonds were upgraded to investment grade.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Baa	16.8%
Ba	62.5
B	14.4
Caa	2.3
Ca	0.8
C	0.1
Not Rated	3.1

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
1-5 Years	42.3%
5-10 Years	27.9
10-15 Years	10.6
15-20 Years	7.8
More than 20 Years	11.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E OF E X P E N S E S	13

Schedule of Investments October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Clear Channel International BV, 6.63%, 08/01/25 (Call 11/14/22)(a)(b)	$5,815	$5,505,061
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 12/01/22)(a)(b)	16,730	15,057,000
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (Call 11/14/22)(a)(b)	9,100	8,212,750
6.25%, 06/15/25 (Call 12/01/22)(a)(b)	5,678	5,627,781
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	6,150	4,921,538

		39,324,130

Aerospace & Defense — 3.8%
Bombardier Inc.
7.13%, 06/15/26 (Call 06/15/23)(a)	15,865	14,994,170
7.50%, 12/01/24 (Call 12/01/22)(a)	7,813	7,804,226
7.50%, 03/15/25 (Call 12/01/22)(a)(b)	17,973	17,699,271
7.88%, 04/15/27 (Call 12/01/22)(a)(b)	25,840	24,538,956
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 11/14/22)(a)(b)	6,535	5,179,921
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	5,418	4,933,480
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	14,882	14,695,975
6.88%, 05/01/25 (Call 04/01/25)(b)	8,527	8,716,385
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	13,861	12,228,173
5.75%, 10/15/27 (Call 07/15/27)(a)	12,900	11,693,334
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 12/01/22)(a)(b)	6,900	6,642,975
7.50%, 04/15/25 (Call 12/01/22)(a)(b)	16,578	16,163,550
TransDigm Inc.
6.25%, 03/15/26 (Call 12/01/22)(a)(b)	56,930	56,165,715
6.38%, 06/15/26 (Call 12/01/22)(b)	12,462	12,015,860
7.50%, 03/15/27 (Call 12/01/22)	9,289	9,172,888
8.00%, 12/15/25 (Call 12/01/22)(a)(b)	14,720	14,977,600
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 12/01/22)	7,482	7,308,137
Triumph Group Inc.
6.25%, 09/15/24 (Call 12/01/22)(a)	7,524	6,969,105
7.75%, 08/15/25 (Call 12/01/22)(b)	6,811	5,160,354
8.88%, 06/01/24 (Call 02/01/23)(a)	6,023	6,087,807

		263,147,882

Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 11/14/22)(a)(b)	7,059	6,809,288
Vector Group Ltd., 10.50%, 11/01/26 (Call 12/01/22)(a)	7,925	7,819,994

		14,629,282

Airlines — 2.8%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	16,997	14,985,009
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	7,417	6,981,251
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	7,683	6,737,530
American Airlines Inc., 11.75%, 07/15/25(a)(b)	33,633	36,828,387
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/26(a)	48,166	45,757,700
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	12,400	11,703,838
3.80%, 04/19/23 (Call 03/19/23)	3,332	3,313,277
7.38%, 01/15/26 (Call 12/15/25)(b)	12,386	12,652,299
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	16,909	15,620,685

Security	Par (000)	Value

Airlines (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	$6,810	$6,913,747
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	5,148	4,901,872
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	28,064	25,643,587

		192,039,182

Apparel — 0.5%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	12,113	11,752,724
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	12,750	11,698,125
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	8,562	7,341,059
William Carter Co. (The), 5.63%, 03/15/27 (Call 12/01/22)(a)(b)	7,050	6,762,584

		37,554,492

Auto Manufacturers — 3.5%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 11/14/22)(a)	5,575	5,122,037
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)(b)	15,523	14,902,080
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	13,750	12,819,015
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)(b)	11,270	10,193,715
2.70%, 08/10/26 (Call 07/10/26)	14,021	12,096,337
3.10%, 05/04/23	2,500	2,464,288
3.35%, 11/01/22	7,930	7,930,000
3.37%, 11/17/23(b)	7,810	7,556,175
3.38%, 11/13/25 (Call 10/13/25)	18,431	16,740,509
3.66%, 09/08/24	7,275	6,911,250
3.81%, 01/09/24 (Call 11/09/23)	7,258	7,033,609
4.06%, 11/01/24 (Call 10/01/24)(b)	12,542	12,023,388
4.13%, 08/04/25	11,996	11,156,280
4.13%, 08/17/27 (Call 06/17/27)	10,790	9,585,296
4.14%, 02/15/23 (Call 01/15/23)(b)	1,000	997,450
4.27%, 01/09/27 (Call 11/09/26)	8,008	7,247,240
4.38%, 08/06/23(b)	5,410	5,340,222
4.39%, 01/08/26(b)	11,327	10,523,203
4.54%, 08/01/26 (Call 06/01/26)	6,311	5,808,644
4.69%, 06/09/25 (Call 04/09/25)	5,571	5,278,523
4.95%, 05/28/27 (Call 04/28/27)(b)	14,027	12,850,965
5.13%, 06/16/25 (Call 05/16/25)	15,025	14,496,120
5.58%, 03/18/24 (Call 02/18/24)(b)	14,021	13,849,393
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	6,700	4,840,750
5.63%, 02/01/23 (Call 12/01/22)(a)(b)	5,624	5,549,079
7.75%, 10/15/25 (Call 12/01/22)(a)	9,640	8,909,577
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 12/01/22)(a)(b)	7,770	7,409,394
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 08/01/23)(a)	8,165	6,589,301
Navistar International Corp., 9.50%, 05/01/25(a)	0	—

		246,223,840

Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 12/01/22)(a)(b)	11,202	9,976,314
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 12/01/22)(b)	7,013	6,466,004
Clarios Global LP, 6.75%, 05/15/25 (Call 12/01/22)(a)	5,658	5,641,705
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 12/01/22)(a)(b)	12,081	11,724,510
8.50%, 05/15/27 (Call 12/01/22)(a)(b)	23,685	23,255,709

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 12/01/22)(a)(b)	$5,590	$5,449,624
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	9,503	8,646,712
5.00%, 05/31/26 (Call 12/01/22)(b)	13,150	12,622,028
9.50%, 05/31/25 (Call 11/16/22)	10,990	11,451,456
Tenneco Inc., 5.00%, 07/15/26 (Call 11/07/22)(b)	5,787	5,765,299
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	14,401	13,555,157

		114,554,518

Banks — 1.4%
Commerzbank AG, 8.13%, 09/19/23(a)	13,823	13,787,146
Deutsche Bank AG, 4.50%, 04/01/25(b)	14,483	13,470,059
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	9,105	6,741,494
7.63%, 05/01/26 (Call 05/01/23)(a)	8,580	6,764,729
8.13%, 11/15/24 (Call 12/01/22)(a)	5,741	5,058,567
8.25%, 04/15/25 (Call 12/01/22)(a)(b)	7,340	6,294,833
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	27,902	26,662,094
5.71%, 01/15/26(a)(b)	19,640	18,112,959

		96,891,881

Building Materials — 0.4%
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)(b)	7,399	6,918,065
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/01/22)(a)(b)	5,122	4,262,328
Koppers Inc., 6.00%, 02/15/25 (Call 12/01/22)(a)	6,822	6,213,989
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 12/01/22)(a)(b)	11,891	10,819,247

		28,213,629

Chemicals — 2.1%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	8,275	6,702,750
Avient Corp.
5.25%, 03/15/23	5,036	5,040,869
5.75%, 05/15/25 (Call 12/01/22)(a)(b)	9,888	9,637,504
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	6,755	6,171,162
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	6,521	5,834,665
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 12/01/22)(a)(b)	5,943	4,468,393
GPD Companies Inc., 10.13%, 04/01/26 (Call 12/01/22)(a)	7,026	6,262,625
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(a)	7,098	5,997,496
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 12/01/22)(a)(b)	5,085	4,677,522
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)(b)	9,650	8,800,800
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	14,569	14,118,728
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	7,177	6,818,150
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	14,360	12,852,200
Olin Corp., 5.13%, 09/15/27 (Call 12/01/22)	6,825	6,398,437
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 12/01/22)(a)(b)	7,685	6,589,887
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 12/01/22)(a)	2,447	2,404,178
7.63%, 01/15/26 (Call 01/15/24)(a)(b)	6,725	5,845,841
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	10,055	7,992,418

Security	Par (000)	Value

Chemicals (continued)
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	$4,975	$4,371,781
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 12/01/22)(a)(b)	6,583	5,093,596
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 12/01/22)(a)	0	—
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/23)(a)(b)	10,303	9,015,125

		145,094,127

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 12/01/22)(a)(b)	5,215	5,110,280

Commercial Services — 4.4%
ADT Security Corp. (The), 4.13%, 06/15/23(b)	9,248	9,185,384
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 12/01/22)(a)(b)	5,095	3,586,516
Albion Financing 1 SARL/Aggreko Holdings Inc.
6.13%, 10/15/26 (Call 10/15/23)(a)	7,795	6,594,570
8.75%, 04/15/27 (Call 10/15/23)(a)(b)	6,231	5,358,037
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 12/01/22)(a)	26,365	25,211,531
9.75%, 07/15/27 (Call 12/01/22)(a)(b)	14,575	12,671,651
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 12/01/22)(a)	6,750	6,302,070
Aptim Corp., 7.75%, 06/15/25 (Call 11/16/22)(a)(b)	5,280	3,653,948
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)(b)	8,314	7,991,832
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 12/01/22)(a)(b)	10,280	9,398,161
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	12,390	11,089,185
Brink’s Co. (The)
4.63%, 10/15/27 (Call 12/01/22)(a)	7,775	7,141,532
5.50%, 07/15/25 (Call 12/01/22)(a)	5,784	5,622,684
Cimpress PLC, 7.00%, 06/15/26 (Call 12/01/22)(a)(b)	6,605	3,946,487
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)(b)	9,455	9,600,945
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(a)	8,038	7,171,454
Graham Holdings Co., 5.75%, 06/01/26 (Call 11/14/22)(a)(b)	6,374	6,224,618
Grand Canyon University, 4.13%, 10/01/24(b)	6,124	5,741,250
Herc Holdings Inc., 5.50%, 07/15/27 (Call 12/01/22)(a)	16,480	15,594,200
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)(b)	7,005	5,960,087
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)(b)	5,662	4,921,693
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)(b)	6,130	6,025,407
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 11/16/22)(a)	7,571	7,556,085
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	13,820	12,002,463
5.25%, 04/15/24(a)(b)	10,784	10,675,621
5.75%, 04/15/26(a)	18,595	18,135,133
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 12/01/22)(a)(b)	6,504	6,415,607
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a)	4,234	3,442,393
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 12/01/22)(a)(b)	11,548	10,612,612
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	10,549	10,273,061

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 12/01/22)(a)(b)	$5,960	$5,502,487
Sotheby’s, 7.38%, 10/15/27 (Call 11/14/22)(a)(b)	10,470	10,129,725
United Rentals North America Inc., 5.50%, 05/15/27 (Call 12/01/22)(b)	7,320	7,114,967
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 12/01/22)(a)	15,490	15,531,591
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	12,035	11,252,725

		307,637,712

Computers — 0.9%
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 11/16/22)(a)(b)	8,099	6,052,383
NCR Corp., 5.75%, 09/01/27 (Call 11/14/22)(a)(b)	6,610	6,378,650
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(a)	7,643	7,057,546
Seagate HDD Cayman
4.75%, 06/01/23	5,850	5,790,562
4.75%, 01/01/25(b)	6,735	6,476,039
4.88%, 03/01/24 (Call 01/01/24)	8,303	8,137,079
4.88%, 06/01/27 (Call 03/01/27)(b)	7,300	6,734,250
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	16,317	15,970,626

		62,597,135

Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	12,310	11,595,091
6.50%, 04/15/26 (Call 12/01/22)(a)(b)	7,665	7,299,379

		18,894,470

Distribution & Wholesale — 0.5%
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)(b)	9,018	8,206,380
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 12/01/22)(a)(b)	5,713	5,413,068
IAA Inc., 5.50%, 06/15/27 (Call 12/01/22)(a)(b)	7,230	6,778,125
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 12/01/22)(a)(b)	5,670	5,473,322
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 12/01/22)(a)	5,948	3,125,922
9.00%, 11/15/26 (Call 12/01/22)(a)(b)	9,254	5,844,826

		34,841,643

Diversified Financial Services — 3.8%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 12/01/22)(a)(b)	4,615	4,607,370
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)(b)	7,026	7,052,348
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	14,788	14,314,784
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)(b)	5,720	4,861,796
Credit Acceptance Corp.
5.13%, 12/31/24(a)(b)	5,529	5,190,570
6.63%, 03/15/26 (Call 11/14/22)(b)	5,550	5,239,311
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	10,285	10,131,753
Enova International Inc., 8.50%, 09/15/25 (Call 12/01/22)(a)(b)	5,315	4,820,483
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 12/01/22)(a)	3,298	1,991,168
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/22)(a)(b)	7,899	7,436,277
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	4,839	2,861,059

Security	Par (000)	Value

Diversified Financial Services (continued)
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/23)(a)	$8,721	$7,766,869
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)(b)	9,408	7,964,642
5.50%, 01/25/23(b)	11,160	11,141,638
5.88%, 10/25/24	6,490	6,311,493
6.13%, 03/25/24	11,502	11,342,949
6.75%, 06/25/25	7,277	6,948,516
6.75%, 06/15/26(b)	7,542	7,111,729
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	10,590	8,691,848
5.63%, 03/15/23(b)	9,630	9,631,579
6.13%, 03/15/24 (Call 09/15/23)	17,337	16,925,303
6.88%, 03/15/25(b)	16,729	16,227,130
7.13%, 03/15/26	21,661	20,859,543
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	5,215	4,828,904
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 12/01/22)(a)(b)	9,069	8,196,109
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)(b)	5,280	4,382,400
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(a)(b)	15,614	13,057,207
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	7,103	6,229,828
4.20%, 10/29/25 (Call 09/29/25)	7,269	6,743,815
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 12/01/22)(a)	4,096	3,949,158
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 12/01/22)(a)(b)	11,501	10,397,479
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	6,500	5,326,750
VistaJet Malta Finance PLC/XO Management Holding Inc., 7.88%, 05/01/27 (Call 05/01/24)(a)(b)	6,730	6,097,342

		268,639,150

Electric — 1.9%
Calpine Corp., 5.25%, 06/01/26 (Call 12/01/22)(a)(b)	6,090	5,800,421
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(b)	6,114	5,762,445
Drax Finco PLC, 6.63%, 11/01/25 (Call 11/11/22)(a)	6,580	6,119,400
Enerflex Ltd., 9.00%, 10/15/27	8,610	8,382,792
FirstEnergy Corp., Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	20,912	19,638,668
InterGen NV, 7.00%, 06/30/23 (Call 12/01/22)(a)(b)	4,509	4,440,275
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	6,135	5,684,614
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	10,297	9,999,405
4.25%, 09/15/24 (Call 07/15/24)(a)	5	4,653
4.50%, 09/15/27 (Call 06/15/27)(a)	7,834	7,288,313
NRG Energy Inc., 6.63%, 01/15/27 (Call 11/16/22)(b)	6,153	6,135,590
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 12/01/22)(a)	5,730	5,273,949
TransAlta Corp., 4.50%, 11/15/22(b)	4,522	4,516,046
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 11/14/22)(a)(b)	17,764	16,390,251
5.50%, 09/01/26 (Call 11/14/22)(a)	13,890	13,312,022
5.63%, 02/15/27 (Call 11/14/22)(a)(b)	16,341	15,577,549

		134,326,393

Electrical Components & Equipment — 0.3%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 12/01/22)(a)(b)	20,202	20,397,959

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.3%
Likewize Corp., 9.75%, 10/15/25 (Call 11/14/22)(a)(b)	$5,624	$5,106,037
Sensata Technologies BV
5.00%, 10/01/25(a)(b)	9,181	8,915,577
5.63%, 11/01/24(a)(b)	5,122	5,104,045

		19,125,659

Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 12/01/22)(a)(b)	10,452	10,023,689
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	5,145	4,535,800

		14,559,489

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	13,338	12,630,686
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	10,115	8,461,619
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 12/01/22)(a)(b)	13,148	9,466,560
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)(b)	5,033	4,599,882
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	5,713	5,421,923
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)(b)	5,840	5,299,800
Tutor Perini Corp., 6.88%, 05/01/25 (Call 11/16/22)(a)(b)	6,679	5,360,432

		51,240,902

Entertainment — 4.1%
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 12/01/22)(a)(b)	6,405	5,947,427
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 11/14/22)(a)	46,476	45,372,195
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	24,453	23,766,279
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 11/14/22)(a)(b)	14,757	14,388,813
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 12/01/22)(b)	7,235	6,832,553
5.50%, 05/01/25 (Call 12/01/22)(a)	13,667	13,581,581
Churchill Downs Inc., 5.50%, 04/01/27 (Call 12/01/22)(a)(b)	8,545	8,167,140
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(a)(b)	5,565	4,674,044
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)(b)	10,505	9,746,889
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	10,870	10,769,561
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	9,127	9,134,667
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 12/01/22)(a)	12,275	10,924,750
4.88%, 11/01/24 (Call 12/01/22)(a)(b)	8,381	8,140,046
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	16,780	16,696,100
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)(b)	5,840	5,444,523
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 11/16/22)(a)(b)	5,749	5,786,728
8.00%, 02/01/26 (Call 02/01/23)(a)(b)	16,511	13,921,745
Odeon Finco PLC, 12.75%, 11/01/27(b)	4,000	3,575,000
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 12/01/22)(a)(b)	5,495	5,022,716
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/14/22)(a)(b)	4,875	4,334,484
Scientific Games International Inc., 8.63%, 07/01/25 (Call 12/01/22)(a)(b)	8,021	8,276,049

Security	Par (000)	Value

Entertainment (continued)
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 12/01/22)(a)(b)	$12,650	$12,245,684
5.50%, 04/15/27 (Call 12/01/22)(a)(b)	7,181	6,462,900
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 12/01/22)(a)(b)	6,122	6,160,263
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	10,280	9,399,826
Vail Resorts Inc., 6.25%, 05/15/25 (Call 12/01/22)(a)(b)	8,555	8,512,225
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 12/01/22)(a)(b)	8,520	8,262,781

		285,546,969

Environmental Control — 0.7%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 12/01/22)(a)(b)	7,580	7,136,949
GFL Environmental Inc.
3.75%, 08/01/25 (Call 12/01/22)(a)(b)	10,291	9,724,995
4.25%, 06/01/25 (Call 12/01/22)(a)(b)	7,204	6,861,810
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	7,108	6,770,370
Harsco Corp., 5.75%, 07/31/27 (Call 12/01/22)(a)(b)	6,455	4,580,791
Stericycle Inc., 5.38%, 07/15/24 (Call 11/16/22)(a)(b)	8,556	8,431,650
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 12/01/22)(a)(b)	7,065	6,501,213

		50,007,778

Food — 1.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 12/01/22)(a)(b)	10,791	9,711,900
3.50%, 02/15/23 (Call 12/15/22)(a)	7,855	7,805,906
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	17,712	16,383,600
7.50%, 03/15/26 (Call 12/01/22)(a)(b)	8,709	8,920,299
B&G Foods Inc.
5.25%, 04/01/25 (Call 12/01/22)	13,140	11,952,525
5.25%, 09/15/27 (Call 12/01/22)(b)	7,036	5,905,033
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 12/01/22)(a)(b)	7,745	7,355,039
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 11/14/22)(a)	3,801	2,216,843
Performance Food Group Inc., 5.50%, 10/15/27 (Call 12/01/22)(a)(b)	12,525	11,836,125
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)	11,595	11,339,860
Post Holdings Inc., 5.75%, 03/01/27 (Call 11/16/22)(a)(b)	6,449	6,239,408
Sigma Holdco BV, 7.88%, 05/15/26 (Call 11/11/22)(a)(b)	2,522	1,545,406
U.S. Foods Inc., 6.25%, 04/15/25 (Call 12/01/22)(a)(b)	14,799	14,748,000

		115,959,944

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 12/01/22)(a)	8,423	8,139,364
6.38%, 05/01/25 (Call 12/01/22)(a)(b)	20,602	20,429,458

		28,568,822

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	9,905	9,507,413
5.63%, 05/20/24 (Call 03/20/24)(b)	9,700	9,479,209
5.75%, 05/20/27 (Call 02/20/27)	7,115	6,553,932
5.88%, 08/20/26 (Call 05/20/26)	9,644	9,024,710

		34,565,264

Health Care - Services — 3.7%
Akumin Inc., 7.00%, 11/01/25 (Call 12/01/22)(a)	6,770	5,482,752
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 12/01/22)(a)(b)	7,240	6,796,550

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	$25,495	$20,304,218
8.00%, 03/15/26 (Call 12/01/22)(a)(b)	28,303	24,411,337
Encompass Health Corp., 5.75%, 09/15/25 (Call 12/01/22)(b)	5,275	5,246,985
Global Medical Response Inc., 6.50%, 10/01/25 (Call 11/03/22)(a)(b)	8,054	6,307,960
IQVIA Inc.
5.00%, 10/15/26 (Call 12/01/22)(a)(b)	14,886	14,213,797
5.00%, 05/15/27 (Call 12/01/22)(a)(b)	14,850	14,111,241
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 12/01/22)(a)(b)	8,095	6,366,539
6.75%, 04/15/25 (Call 12/01/22)(a)(b)	8,060	7,133,100
ModivCare Inc., 5.88%, 11/15/25 (Call 12/01/22)(a)(b)	7,164	6,827,466
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 12/01/22)(a)(b)	11,614	10,122,298
Quorum Health Corp., 11.63%, 04/15/23(c)(d)	2,653	—
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/22)(a)	19,866	15,837,722
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	10,816	8,187,388
Select Medical Corp., 6.25%, 08/15/26 (Call 12/01/22)(a)(b)	16,486	15,699,618
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 12/01/22)(a)(b)	5,404	5,102,487
10.00%, 04/15/27 (Call 12/01/22)(a)(b)	7,500	7,271,025
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 11/16/22)(a)(b)	9,709	7,342,674
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 12/01/22)(b)	10,812	10,471,530
4.63%, 09/01/24 (Call 11/16/22)(a)(b)	9,441	9,134,167
4.88%, 01/01/26 (Call 12/01/22)(a)	27,488	25,976,160
6.25%, 02/01/27 (Call 12/01/22)(a)(b)	20,405	19,591,697
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	10,153	9,205,421

		261,144,132

Holding Companies - Diversified — 1.1%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)(b)	6,917	6,931,037
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	15,066	14,581,467
5.25%, 05/15/27 (Call 11/15/26)	19,950	18,429,810
6.25%, 05/15/26 (Call 12/01/22)	16,831	16,166,176
6.38%, 12/15/25 (Call 12/01/22)(b)	10,533	10,224,910
Stena AB, 7.00%, 02/01/24(a)(b)	3,662	3,482,562
Stena International SA
5.75%, 03/01/24(a)(b)	4,653	4,371,608
6.13%, 02/01/25 (Call 11/11/22)(a)(b)	5,425	5,101,308

		79,288,878

Home Builders — 0.8%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 11/16/22)(b)	4,700	3,948,000
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 12/01/22)(a)	8,372	7,304,570
Century Communities Inc., 6.75%, 06/01/27 (Call 12/01/22)	7,290	6,950,651
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)(b)	6,830	5,922,464

Security	Par (000)	Value

Home Builders (continued)
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)(b)	$5,656	$4,861,144
KB Home, 7.63%, 05/15/23 (Call 11/15/22)(b)	1,693	1,697,336
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(b)	5,830	5,655,100
Taylor Morrison Communities Inc., 5.88%, 06/15/27 (Call 03/15/27)(a)	7,040	6,601,760
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)(b)	4,505	4,456,008
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	7,015	6,928,189

		54,325,222

Household Products & Wares — 0.2%
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 5.00%, 12/31/26 (Call 06/30/23)(a)	6,786	6,151,305
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 12/01/22)(b)	6,544	6,454,053

		12,605,358

Housewares — 0.7%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 12/01/22)(a)(b)	9,651	9,174,627
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	26,470	24,599,122
4.88%, 06/01/25 (Call 05/01/25)	6,855	6,602,118
6.38%, 09/15/27 (Call 06/15/27)(b)	7,525	7,358,482

		47,734,349

Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 12/01/22)(a)(b)	12,750	12,064,890
10.13%, 08/01/26 (Call 12/01/22)(a)(b)	5,609	5,545,899
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	9,525	8,613,775
6.75%, 10/15/27 (Call 12/01/22)(a)(b)	14,176	12,935,600
AssuredPartners Inc., 7.00%, 08/15/25 (Call 12/01/22)(a)(b)	7,430	7,112,367
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 12/01/22)(a)(b)	6,947	6,574,467
Hub International Ltd., 7.00%, 05/01/26 (Call 11/14/22)(a)(b)	23,453	23,159,837
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	5,946	5,954,585
USI Inc./NY, 6.88%, 05/01/25 (Call 12/01/22)(a)	8,945	8,747,372

		90,708,792

Internet — 1.8%
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(a)(b)	6,555	5,591,894
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)(b)	7,125	6,445,479
7.00%, 06/15/27 (Call 06/15/24)(a)	6,560	6,229,266
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 11/14/22)(a)(b)	5,419	3,641,717
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)(b)	10,415	7,498,800
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%, 04/30/27 (Call 10/15/23)(a)(b)	5,265	4,777,988
NortonLifeLock Inc.
5.00%, 04/15/25 (Call 11/14/22)(a)	14,889	14,489,622
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	12,568	12,547,133

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 12/01/22)(a)	$10,772	$7,066,798
TripAdvisor Inc., 7.00%, 07/15/25 (Call 11/14/22)(a)(b)	7,184	7,136,810
Uber Technologies Inc.
7.50%, 05/15/25 (Call 12/01/22)(a)	14,009	14,005,498
7.50%, 09/15/27 (Call 12/01/22)(a)	17,511	17,528,122
8.00%, 11/01/26 (Call 12/01/22)(a)	20,080	20,154,296

		127,113,423

Iron & Steel — 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 12/01/22)(a)(b)	8,030	7,350,573
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 12/01/22)(b)	7,279	6,769,470
6.75%, 03/15/26 (Call 12/01/22)(a)(b)	11,990	11,900,075
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 12/01/22)(a)	9,955	9,905,225

		35,925,343

Leisure Time — 1.1%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 12/01/22)(a)	5,897	5,249,215
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)(b)	12,725	11,834,250
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	6,520	5,719,373
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)(b)	4,527	4,059,021
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 11/14/22)(a)(b)	7,748	6,679,745
5.88%, 03/15/26 (Call 12/15/25)(a)	18,342	14,930,388
5.88%, 02/15/27 (Call 02/15/24)(a)	13,867	12,369,364
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 12/01/22)(a)(b)	10,775	8,615,510
13.00%, 05/15/25 (Call 11/16/22)(a)(b)	9,431	10,138,325

		79,595,191

Lodging — 3.5%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	7,380	6,446,158
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 11/14/22)(a)(b)	7,495	7,382,575
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 11/16/22)(b)	8,190	7,761,390
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(b)	7,235	6,546,951
3.20%, 08/08/24 (Call 07/08/24)	21,880	20,777,686
3.50%, 08/18/26 (Call 06/18/26)	14,055	12,223,212
Melco Resorts Finance Ltd.
4.88%, 06/06/25(a)(b)	13,240	9,507,975
5.25%, 04/26/26(a)(b)	6,782	4,330,307
5.63%, 07/17/27(a)	7,720	4,691,984
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	9,870	7,402,500
5.25%, 06/18/25 (Call 11/11/22)(a)	6,490	5,194,207
5.38%, 05/15/24 (Call 11/11/22)(a)(b)	11,049	9,337,786
5.88%, 05/15/26 (Call 11/11/22)(a)(b)	9,965	7,644,351
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	6,020	5,472,029
5.50%, 04/15/27 (Call 01/15/27)(b)	8,756	8,064,714
5.75%, 06/15/25 (Call 03/15/25)(b)	9,444	9,154,069
6.00%, 03/15/23	13,646	13,660,830
6.75%, 05/01/25 (Call 12/01/22)(b)	10,262	10,132,699

Security	Par (000)	Value

Lodging (continued)
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(a)(b)	$5,029	$4,023,200
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	4,483	4,449,130
6.00%, 04/01/27 (Call 01/01/27)	5,604	5,232,735
6.60%, 10/01/25 (Call 07/01/25)	5,260	5,148,225
6.63%, 07/31/26 (Call 04/30/26)(a)	9,565	9,337,831
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	5,434	5,355,887
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	12,525	10,912,406
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	24,256	22,850,365
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 11/11/22)(a)(b)	7,973	6,218,940
5.50%, 01/15/26 (Call 12/01/22)(a)(b)	13,120	9,118,400
5.50%, 10/01/27 (Call 12/01/22)(a)	7,950	5,125,922

		243,504,464

Machinery — 0.6%
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	5,600	5,614,000
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 12/01/22)(a)(b)	8,915	7,297,373
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)(b)	21,610	19,350,854
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)(b)	11,950	10,224,470

		42,486,697

Manufacturing — 0.7%
Amsted Industries Inc., 5.63%, 07/01/27 (Call 12/01/22)(a)	5,895	5,490,260
EnPro Industries Inc., 5.75%, 10/15/26 (Call 12/01/22)(b)	5,185	4,993,203
FXI Holdings Inc.
7.88%, 11/01/24 (Call 12/01/22)(a)(b)	7,177	6,233,224
12.25%, 11/15/26 (Call 12/01/22)(a)(b)	10,320	8,969,009
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 12/01/22)(a)(b)	8,299	7,997,124
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	5,110	4,833,208
5.75%, 06/15/25 (Call 12/01/22)	5,805	5,776,432
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	5,350	5,047,190

		49,339,650

Media — 6.9%
AMC Networks Inc.
4.75%, 08/01/25 (Call 12/01/22)(b)	10,898	9,985,293
5.00%, 04/01/24 (Call 12/01/22)(b)	7,321	7,145,296
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/16/22)(a)	6,872	6,838,300
5.13%, 05/01/27 (Call 12/01/22)(a)	43,440	40,209,150
5.50%, 05/01/26 (Call 12/01/22)(a)(b)	11,025	10,580,784
Cengage Learning Inc., 9.50%, 06/15/24 (Call 12/01/22)(a)(b)	8,552	8,103,020
CSC Holdings LLC
5.25%, 06/01/24(b)	10,447	10,133,590
5.50%, 04/15/27 (Call 12/01/22)(a)(b)	17,785	16,700,115
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 12/01/22)(a)(b)	5,680	4,928,460
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	49,926	44,829,389
DISH DBS Corp.
5.00%, 03/15/23(b)	18,608	18,423,920

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.25%, 12/01/26 (Call 06/01/26)(a)(b)	$37,412	$32,501,675
5.88%, 11/15/24(b)	27,438	25,345,852
7.75%, 07/01/26	27,058	22,901,215
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	3,384	2,536,943
Gray Television Inc.
5.88%, 07/15/26 (Call 12/01/22)(a)	9,985	9,406,338
7.00%, 05/15/27 (Call 11/14/22)(a)(b)	10,540	10,039,350
iHeartCommunications Inc.
5.25%, 08/15/27 (Call 11/16/22)(a)(b)	9,685	8,755,724
6.38%, 05/01/26 (Call 11/16/22)	11,355	10,868,154
8.38%, 05/01/27 (Call 11/16/22)(b)	18,355	16,519,821
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 12/01/22)(a)	14,775	13,777,688
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 11/16/22)(a)(b)	4,925	4,495,294
Nexstar Media Inc., 5.63%, 07/15/27 (Call 11/14/22)(a)(b)	23,941	22,552,422
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)(b)	12,160	10,324,853
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 12/01/22)(a)(b)	6,155	5,576,122
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	13,806	12,337,042
5.00%, 08/01/27 (Call 12/01/22)(a)(b)	20,301	18,789,081
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)(b)	7,335	7,235,420
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)(b)	7,515	7,095,588
Univision Communications Inc.
5.13%, 02/15/25 (Call 11/14/22)(a)	19,841	19,147,960
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	20,955	20,661,630
Videotron Ltd.
5.13%, 04/15/27 (Call 12/01/22)(a)(b)	9,225	8,686,445
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	8,845	8,766,778
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 12/01/22)(a)(b)	9,045	8,086,230

		484,284,942
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 11/16/22)(a)(b)	4,875	4,517,382

Mining — 0.8%
Arconic Corp., 6.00%, 05/15/25 (Call 12/01/22)(a)	10,270	10,139,715
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	8,383	7,485,181
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	10,989	10,763,618
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	5,817	5,006,997
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	10,138	8,923,011
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 12/01/22)(a)(b)	6,662	6,153,190
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	5,720	4,762,586

		53,234,298
Office & Business Equipment — 0.3%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	5,140	3,296,025
Xerox Corp., 4.63%, 03/15/23 (Call 02/15/23)	8,356	8,296,255
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)(b)	10,600	9,593,000

		21,185,280

Security	Par (000)	Value

Oil & Gas — 7.9%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)(b)	$10,604	$10,755,425
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 12/01/22)(a)(b)	8,555	8,426,675
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(a)(b)	7,020	7,246,980
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 12/01/22)(a)(b)	5,618	5,110,695
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)(b)	8,421	8,268,757
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 12/01/22)(a)(b)	6,955	7,241,700
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 12/01/22)(a)(b)	5,130	4,976,100
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(a)(b)	7,050	6,811,005
Citgo Holding Inc., 9.25%, 08/01/24 (Call 12/01/22)(a)(b)	18,415	18,455,513
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	9,227	9,066,782
7.00%, 06/15/25(a)	15,085	14,854,954
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	5,788	5,338,967
CNX Resources Corp., 7.25%, 03/14/27 (Call 12/01/22)(a)(b)	5,252	5,210,404
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 12/01/22)(a)(b)	16,848	16,262,677
CVR Energy Inc., 5.25%, 02/15/25 (Call 11/16/22)(a)	8,667	8,355,421
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)(b)	7,485	7,081,484
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)	8,300	7,935,058
4.88%, 03/30/26 (Call 12/30/25)(a)	8,075	7,275,745
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 12/01/22)(a)	5,294	4,791,070
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)(b)	1,345	1,342,041
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)(b)	7,002	6,986,596
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)(b)	7,230	6,513,868
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	9,609	8,935,409
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	9,090	8,952,014
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 12/01/22)(b)	8,588	8,604,102
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	6,882	6,840,786
6.13%, 06/30/25 (Call 03/30/25)(a)	7,741	7,363,626
6.50%, 06/30/27 (Call 12/30/26)(a)	7,640	7,107,683
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 11/14/22)(a)(b)	5,588	5,462,270
Matador Resources Co., 5.88%, 09/15/26 (Call 11/16/22)(b)	11,914	11,705,505
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(a)(b)	15,565	15,838,166
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 12/01/22)(a)	9,491	8,731,720
10.50%, 05/15/27 (Call 12/01/22)(a)(b)	7,107	6,842,170
Murphy Oil Corp., 5.75%, 08/15/25 (Call 12/01/22)(b)	6,823	6,766,369
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	7,256	6,964,853

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.38%, 05/15/27 (Call 05/15/24)(a)	$9,481	$9,350,636
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 12/01/22)(a)(b)	7,695	7,407,976
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 12/01/22)(a)(b)	12,710	12,424,025
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	5,880	5,732,000
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	1,150	1,106,906
5.50%, 12/01/25 (Call 09/01/25)(b)	10,035	10,058,846
5.55%, 03/15/26 (Call 12/15/25)(b)	14,460	14,658,825
5.88%, 09/01/25 (Call 06/01/25)(b)	10,810	10,891,075
6.95%, 07/01/24(b)	8,080	8,250,892
8.00%, 07/15/25 (Call 04/15/25)	6,928	7,313,266
8.50%, 07/15/27 (Call 01/15/27)(b)	6,840	7,436,790
Parkland Corp., 5.88%, 07/15/27 (Call 12/01/22)(a)	6,955	6,578,357
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 12/01/22)	8,810	8,721,900
PDC Energy Inc., 5.75%, 05/15/26 (Call 12/01/22)	10,265	9,850,807
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)(b)	5,615	5,539,366
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	7,820	5,831,061
Puma International Financing SA
5.00%, 01/24/26 (Call 11/11/22)(a)	9,752	8,715,850
5.13%, 10/06/24 (Call 11/11/22)(a)	8,153	7,657,959
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	10,210	9,875,827
5.00%, 03/15/23 (Call 12/15/22)(b)	7,096	7,073,867
SM Energy Co.
6.63%, 01/15/27 (Call 12/01/22)(b)	6,100	5,967,020
6.75%, 09/15/26 (Call 12/01/22)(b)	5,970	5,878,211
Southwestern Energy Co.
5.70%, 01/23/25 (Call 10/23/24)(b)	6,019	5,938,264
7.75%, 10/01/27 (Call 12/01/22)	2,375	2,437,344
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)(b)	6,785	5,737,283
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 12/01/22)	8,720	8,543,856
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	8,158	8,649,927
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)(b)	6,960	6,672,610
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 12/01/22)(a)	3,925	3,815,636
Transocean Inc.
7.25%, 11/01/25(a)(b)	5,568	4,856,410
7.50%, 01/15/26(a)	6,797	5,798,181
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	7,797	6,365,373
11.50%, 01/30/27 (Call 07/30/23)(a)	9,485	9,542,903
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 12/01/22)(a)(b)	6,522	6,245,054
Vantage Drilling International, 9.25%, 11/15/23 (Call 12/01/22)(a)	3,995	3,911,771
W&T Offshore Inc., 9.75%, 11/01/23 (Call 12/01/22)(a)(b)	5,203	5,189,993

		548,448,657

Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 12/01/22)(a)(b)	7,045	6,733,451
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	6,840	6,018,995
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 12/01/22)(a)(b)	4,525	4,083,813

Security	Par (000)	Value

Oil & Gas Services (continued)
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(a)	$5,468	$5,103,284
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)(b)	5,515	5,265,336
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 12/01/22)	10,350	9,934,655
6.88%, 09/01/27 (Call 12/01/22)	10,400	9,932,000
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/22)(a)(b)	11,951	12,310,775

		59,382,309

Packaging & Containers — 3.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27 (Call 06/15/24)(a)(b)	8,190	7,863,628
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 11/11/22)(a)	15,856	13,636,160
5.25%, 04/30/25 (Call 12/01/22)(a)	9,074	8,571,690
5.25%, 08/15/27 (Call 12/01/22)(a)	11,070	7,776,675
5.25%, 08/15/27 (Call 12/01/22)(a)(b)	13,150	9,237,875
Ball Corp.
4.00%, 11/15/23	12,446	12,202,556
4.88%, 03/15/26 (Call 12/15/25)(b)	10,784	10,347,572
5.25%, 07/01/25(b)	13,897	13,716,478
Berry Global Inc., 5.63%, 07/15/27 (Call 12/01/22)(a)(b)	6,755	6,400,362
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	5,192	4,815,580
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 12/01/22)(b)	12,215	11,677,627
LABL Inc.
6.75%, 07/15/26 (Call 11/14/22)(a)	9,881	9,405,702
10.50%, 07/15/27 (Call 11/14/22)(a)(b)	9,050	8,252,469
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 12/01/22)(a)(b)	19,461	19,060,428
7.25%, 04/15/25 (Call 12/01/22)(a)(b)	18,723	16,880,236
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)(b)	8,609	8,267,076
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	12,900	11,416,500
Sealed Air Corp.
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	5,948	5,900,664
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	5,565	5,463,279
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 12/01/22)(a)(b)	14,185	13,054,314
8.50%, 08/15/27 (Call 11/11/22)(a)(b)	9,565	9,073,168

		213,020,039

Pharmaceuticals — 2.8%
Bausch Health Cos. Inc.
5.50%, 11/01/25 (Call 12/01/22)(a)(b)	20,835	16,703,976
5.75%, 08/15/27 (Call 11/16/22)(a)	4,250	2,705,338
6.13%, 02/01/27 (Call 02/01/24)(a)	11,700	7,665,767
11.00%, 09/30/28(b)	17,150	13,334,125
14.00%, 10/15/30	2,628	1,504,530
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 12/01/22)(a)	8,203	7,737,526
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 12/01/22)(a)(b)	8,415	8,084,711

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 10.00%, 04/15/25(a)(b)	$7,025	$6,340,062
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 12/01/22)(a)	6,250	4,822,450
Perrigo Finance Unlimited Co. 3.90%, 12/15/24 (Call 09/15/24)	9,900	9,430,839
4.38%, 03/15/26 (Call 12/15/25)	10,071	9,440,455
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	7,274	6,622,517
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(b)	18,958	18,432,725
3.15%, 10/01/26(b)	47,092	39,792,740
4.75%, 05/09/27 (Call 02/09/27)(b)	13,190	11,607,200
6.00%, 04/15/24 (Call 01/15/24)(b)	17,435	17,260,650
7.13%, 01/31/25 (Call 10/31/24)	14,210	14,085,662

		195,571,273

Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 11/16/22)(a)	9,241	8,800,204
7.88%, 05/15/26 (Call 05/15/23)(a)(b)	7,652	7,799,301
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (Call 12/15/22)(a)(b)	8,367	8,286,723
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	8,410	7,377,252
4.13%, 03/01/25 (Call 02/01/25)(a)	6,957	6,557,042
4.15%, 07/01/23 (Call 04/01/23)(b)	6,754	6,674,708
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 11/16/22)(a)(b)	8,445	7,965,277
5.75%, 04/01/25 (Call 12/01/22)	7,244	7,062,900
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	6,215	5,864,785
4.85%, 07/15/26 (Call 04/15/26)(b)	6,895	6,493,366
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	1,750	1,657,425
4.13%, 12/01/26 (Call 09/01/26)	6,945	6,164,845
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	6,130	5,944,874
6.50%, 07/01/27 (Call 01/01/27)(a)	12,375	12,047,062
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	7,165	7,075,437
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)(b)	7,030	6,892,915
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 12/01/22)(b)	7,065	6,748,841
8.00%, 01/15/27 (Call 01/15/24)	13,733	13,338,176
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 11/16/22)(b)	5,620	5,376,605
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 12/01/22)(a)	11,335	11,117,028
Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 04/15/27 (Call 04/15/24)(a)(b)	5,595	5,408,966
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(a)(b)	5,687	5,174,815
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	20,555	19,938,350
6.75%, 09/15/25 (Call 11/21/22)(a)	16,855	16,479,976
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	27,602	24,979,810
NGL Energy Partners LP/NGL Energy Finance Corp. 6.13%, 03/01/25 (Call 12/01/22)(b)	5,005	3,903,900

Security	Par (000)	Value

Pipelines (continued)
7.50%, 11/01/23 (Call 12/01/22)(b)	$5,494	$5,356,650
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 12/01/22)(a)(b)	7,348	6,946,285
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	6,910	6,389,447
5.75%, 10/01/25 (Call 07/01/25)(b)	8,455	8,198,898
6.00%, 06/01/26 (Call 03/01/26)(b)	8,423	8,162,609
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 12/01/22)(b)	7,873	7,871,032
Rattler Midstream LP, 5.63%, 07/15/25 (Call 11/01/22)(a)(b)	5,787	5,941,224
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	5,572	5,200,865
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	3,855	3,473,837
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)(b)	9,820	9,421,799
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	6,170	5,848,459
7.50%, 10/01/25 (Call 12/01/22)(a)(b)	8,594	8,698,675
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)(b)	10,365	9,851,622
3.95%, 06/01/25 (Call 03/01/25)(b)	6,459	6,124,941
4.65%, 07/01/26 (Call 04/01/26)	6,630	6,272,738

		328,889,664

Real Estate — 0.4%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 12/01/22)(a)(b)	8,437	7,051,570
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/22)(a)(b)	7,593	7,335,597
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	7,458	7,430,033
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 11/17/22)(a)(b)	715	718,172
WeWork Companies Inc., 7.88%, 05/01/25(a)	6,205	3,342,168

		25,877,540

Real Estate Investment Trusts — 3.7%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	5,971	5,061,206
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	10,642	9,019,095
5.75%, 05/15/26 (Call 11/14/22)(a)(b)	13,124	12,160,469
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 12/01/22)(b)	7,232	6,833,372
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	13,927	11,280,870
6.00%, 04/15/25 (Call 12/01/22)(a)(b)	5,880	5,605,580
Iron Mountain Inc., 4.88%, 09/15/27 (Call 11/14/22)(a)	13,925	12,821,211
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	6,351	6,152,531
4.75%, 10/01/24 (Call 07/01/24)(b)	9,345	9,249,401
5.50%, 02/15/26 (Call 12/01/22)(b)	830	828,390
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 02/01/23)(a)	9,250	7,783,875
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 12/01/22)(b)	10,375	8,868,965
5.25%, 08/01/26 (Call 12/01/22)(b)	6,675	6,023,186

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
New Residential Investment Corp., 6.25%, 10/15/25 (Call 12/01/22)(a)	$7,550	$6,625,654
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 12/01/22)(a)	9,290	9,313,225
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 12/01/22)	9,000	8,307,360
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(a)	6,905	6,313,518
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)(b)	21,096	19,091,880
Service Properties Trust 4.35%, 10/01/24 (Call 09/01/24)	10,672	9,811,570
4.50%, 06/15/23 (Call 12/15/22)	5,970	5,885,674
4.50%, 03/15/25 (Call 09/15/24)	4,974	4,401,990
4.65%, 03/15/24 (Call 09/15/23)	4,565	4,350,513
4.75%, 10/01/26 (Call 08/01/26)	6,090	4,963,350
4.95%, 02/15/27 (Call 08/15/26)	5,480	4,431,950
5.25%, 02/15/26 (Call 08/15/25)	5,180	4,480,700
7.50%, 09/15/25 (Call 06/15/25)	11,021	10,759,251
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	5,119	4,454,810
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	5,393	5,042,455
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	7,501	6,574,627
4.75%, 03/15/25 (Call 09/15/24)	6,601	6,178,133
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 12/01/22)(a)	30,497	30,237,471
XHR LP, 6.38%, 08/15/25 (Call 11/14/22)(a)(b)	7,055	6,937,752

		259,850,034

Retail — 3.3%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 12/01/22)(a)(b)	7,726	7,728,260
1375209 BC Ltd., 9.00%, 01/30/28(b)	9,439	9,203,025
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 11/16/22)(a)(b)	5,050	4,748,052
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	5,659	5,486,859
Carvana Co., 5.63%, 10/01/25 (Call 11/14/22)(a)(b)	5,394	3,533,070
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	9,136	8,582,084
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 12/01/22)(a)(b)	6,322	6,312,833
eG Global Finance PLC
6.75%, 02/07/25 (Call 11/11/22)(a)(b)	10,540	9,550,391
8.50%, 10/30/25 (Call 12/01/22)(a)	8,665	8,056,572
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(a)(b)	9,256	8,399,820
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)	7,373	6,474,416
IRB Holding Corp., 7.00%, 06/15/25 (Call 12/01/22)(a)(b)	10,470	10,484,396
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 12/01/22)(a)(b)	10,700	10,186,721
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)(b)	11,015	10,032,777
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)(b)	15,391	14,624,990
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	5,180	4,425,695
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 12/01/22)(b)	7,989	7,451,526
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)(b)	7,902	6,911,247

Security	Par (000)	Value

Retail (continued)
4.75%, 02/15/27 (Call 11/15/26)(b)	$8,335	$6,603,320
4.85%, 04/01/24(b)	8,468	8,092,233
Rite Aid Corp.
7.50%, 07/01/25 (Call 12/01/22)(a)(b)	6,893	4,846,009
8.00%, 11/15/26 (Call 01/15/23)(a)	10,254	6,664,136
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/22)	9,814	9,290,111
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 12/01/22)(a)(b)	4,955	4,354,206
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 12/01/22)(a)(b)	9,721	7,863,743
Staples Inc.
7.50%, 04/15/26 (Call 12/01/22)(a)	27,026	23,512,620
10.75%, 04/15/27 (Call 12/01/22)(a)(b)	13,085	9,507,626
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 12/01/22)	5,220	4,965,264

		227,892,002

Semiconductors — 0.2%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 12/01/22)(a)(b)	8,170	8,069,100
ams-OSRAM AG, 7.00%, 07/31/25 (Call 12/01/22)(a)(b)	6,500	5,832,938

		13,902,038

Software — 1.3%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 12/01/22)(a)(b)	5,310	5,138,753
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 12/01/22)(a)(b)	8,270	8,133,958
9.13%, 03/01/26 (Call 11/14/22)(a)(b)	5,168	4,921,848
Camelot Finance SA, 4.50%, 11/01/26 (Call 12/01/22)(a)(b)	10,055	9,361,205
CDK Global Inc., 4.88%, 06/01/27	140	126,735
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(a)(b)	8,215	7,041,026
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(b)	6,028	5,871,272
PTC Inc., 3.63%, 02/15/25 (Call 12/01/22)(a)	7,297	6,921,248
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 12/01/22)(a)(b)	27,402	25,461,522
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 12/01/22)(a)(b)	23,540	19,714,750

		92,692,317

Telecommunications — 6.9%
Altice France Holding SA, 10.50%, 05/15/27 (Call 11/14/22)(a)	21,539	16,771,127
Altice France SA/France, 8.13%, 02/01/27 (Call 11/14/22)(a)(b)	23,745	21,774,165
C&W Senior Financing DAC, 6.88%, 09/15/27(a)(b)	16,275	14,153,554
CommScope Inc.
6.00%, 03/01/26 (Call 12/01/22)(a)	19,675	19,045,400
8.25%, 03/01/27 (Call 12/01/22)(a)(b)	13,370	11,867,643
CommScope Technologies LLC
5.00%, 03/15/27 (Call 11/14/22)(a)(b)	10,180	8,258,525
6.00%, 06/15/25 (Call 11/14/22)(a)(b)	17,787	16,658,415
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 12/01/22)(a)	28,750	27,025,000
DKT Finance ApS, 9.38%, 06/17/23 (Call 11/14/22)(a)(b)	5,214	5,028,258
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 10/15/23)(a)(b)	14,375	13,264,531
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	10,599	10,111,022

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.63%, 08/01/26(b)	$10,745	$10,127,162
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(a)	16,371	15,171,988
Intrado Corp., 8.50%, 10/15/25 (Call 12/01/22)(a)(b)	7,715	6,800,130
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	9,500	8,183,143
4.63%, 09/15/27 (Call 12/01/22)(a)(b)	13,486	11,714,960
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	9,345	5,424,850
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	16,272	13,828,294
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	12,615	10,801,594
5.63%, 04/01/25 (Call 01/01/25)(b)	5,169	4,967,086
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)(b)	6,950	6,845,750
Nokia OYJ, 4.38%, 06/12/27(b)	7,107	6,510,012
Quebecor Media Inc., 5.75%, 01/15/23(b)	10,370	10,358,947
Sprint Communications LLC, 6.00%, 11/15/22	22,775	22,777,505
Sprint Corp.
7.13%, 06/15/24(b)	32,944	33,256,968
7.63%, 02/15/25 (Call 11/15/24)(b)	20,075	20,717,079
7.63%, 03/01/26 (Call 11/01/25)	20,011	20,881,278
7.88%, 09/15/23(b)	54,952	55,862,923
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	21,014	19,805,695
ViaSat Inc.
5.63%, 09/15/25 (Call 11/14/22)(a)	9,970	9,195,331
5.63%, 04/15/27 (Call 11/14/22)(a)	8,675	8,019,170
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 12/01/22)(a)(b)	20,323	15,699,517

		480,907,022

Toys, Games & Hobbies — 0.1%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(a)(b)	8,531	7,801,460

Transportation — 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	8,725	8,297,475
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	4,106	3,489,279
XPO Escrow Sub LLC, 7.50%, 11/15/27	1,115	1,112,212
XPO Logistics Inc., 6.25%, 05/01/25 (Call 12/01/22)(a)(b)	6,714	6,811,353

		19,710,319

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25 (Call 12/01/22)(a)	8,926	8,580,118
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	5,985	6,088,660

		14,668,778

Water — 0.1%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)(b)	5,637	5,371,121

Total Corporate Bonds & Notes — 97.6% (Cost: $7,165,795,602)		6,810,670,506

Security	Shares (000)	Value

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(c)(d)	26	$37,380

Total Common Stocks — 0.0% (Cost $2,673,769)		37,380

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 11/20/22)	9	0

Total Warrants — 0.0% (Cost $0)		—

Total Long-Term Investments — 97.6% (Cost: $7,168,469,371)		6,810,707,886

Short-Term Securities

Money Market Funds — 15.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	1,015,702	1,015,499,020
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	57,659	57,659,000

Total Short-Term Securities — 15.4% (Cost: $1,073,228,422)		1,073,158,020

Total Investments — 113.0% (Cost: $8,241,697,793)		7,883,865,906

Liabilities in Excess of Other Assets — (13.0)%		(906,718,429)

Net Assets — 100.0%		$6,977,147,477

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® 0-5 Year High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$527,959,918	$487,971,462	(a)	$—		$(199,165)	$(233,195)	$1,015,499,020	1,015,702	$3,953,831	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	174,829,000	—		(117,170,000	)(a)	—	—	57,659,000	57,659	382,363		—

						$(199,165)	$(233,195)	$1,073,158,020		$4,336,194		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$6,810,670,506	$—	$6,810,670,506
Common Stocks	—	—	37,380	37,380
Warrants	—	—	—	—
Money Market Funds	1,073,158,020	—	—	1,073,158,020

	$1,073,158,020	$6,810,670,506	$37,380	$7,883,865,906

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$5,465	$4,648,857
Clear Channel International BV, 6.63%, 08/01/25 (Call 11/14/22)(a)(b)	2,450	2,334,691
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 12/01/22)(a)(b)	8,530	7,677,000
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	7,253	5,701,221
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	6,959	5,678,892
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	3,794	3,092,110
3.75%, 02/15/28 (Call 02/15/23)(b)	3,687	3,235,711
4.00%, 02/15/30 (Call 02/15/25)(b)	3,721	3,159,538
4.88%, 01/15/29 (Call 01/15/24)(b)	2,774	2,509,638
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	1,776	713,934
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	3,579	2,952,675
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	3,420	2,829,058
5.00%, 08/15/27 (Call 11/14/22)(a)(b)	4,676	4,209,382
6.25%, 06/15/25 (Call 12/01/22)(a)(b)	1,460	1,439,721
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	7,714	6,653,325
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	2,790	2,220,313
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	6,938	5,879,955

		64,936,021

Aerospace & Defense — 2.3%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	5,765	5,130,274
7.13%, 06/15/26 (Call 06/15/23)(a)	8,360	7,913,304
7.45%, 05/01/34(a)	3,418	3,195,146
7.50%, 12/01/24 (Call 12/01/22)(a)(b)	3,603	3,584,985
7.50%, 03/15/25 (Call 12/01/22)(a)(b)	7,493	7,364,682
7.88%, 04/15/27 (Call 12/01/22)(a)	13,268	12,601,018
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	2,541	2,314,111
4.95%, 08/15/25 (Call 05/15/25)(b)	1,386	1,328,751
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	4,730	3,937,157
5.13%, 10/01/24 (Call 07/01/24)(b)	5,847	5,773,913
5.90%, 02/01/27	4,561	4,478,993
5.95%, 02/01/37	4,329	3,965,617
6.75%, 01/15/28(b)	2,410	2,406,216
6.88%, 05/01/25 (Call 04/01/25)	3,769	3,852,710
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)(b)	3,654	3,269,819
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	6,421	5,648,553
5.75%, 10/15/27 (Call 07/15/27)(a)	7,420	6,714,877
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	2,108	1,897,200
4.60%, 06/15/28 (Call 03/15/28)(b)	5,312	3,804,454
5.50%, 01/15/25 (Call 12/01/22)(a)(b)	2,221	2,143,265
7.50%, 04/15/25 (Call 12/01/22)(a)	8,267	8,031,721
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	8,669	7,381,914
4.88%, 05/01/29 (Call 05/01/24)(b)	5,167	4,393,268

Security	Par (000)	Value

Aerospace & Defense (continued)
5.50%, 11/15/27 (Call 12/01/22)	$18,199	$16,601,128
6.25%, 03/15/26 (Call 12/01/22)(a)	27,639	27,263,386
6.38%, 06/15/26 (Call 12/01/22)(b)	6,814	6,575,510
7.50%, 03/15/27 (Call 12/01/22)(b)	4,224	4,162,245
8.00%, 12/15/25 (Call 12/01/22)(a)	6,182	6,290,185
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 12/01/22)(b)	2,947	2,876,316
Triumph Group Inc.
6.25%, 09/15/24 (Call 12/01/22)(a)(b)	3,030	2,801,174
7.75%, 08/15/25 (Call 12/01/22)(b)	3,871	2,932,592
8.88%, 06/01/24 (Call 02/01/23)(a)	2,635	2,663,353

		183,297,837

Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 11/14/22)(a)	3,077	2,953,920
6.00%, 06/15/30 (Call 06/15/25)(a)	6,822	6,566,175
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)	1,781	1,556,907
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	6,077	5,317,375
10.50%, 11/01/26 (Call 12/01/22)(a)	3,513	3,459,655

		19,854,032

Airlines — 1.6%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	8,489	7,511,237
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	4,285	4,028,087
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	3,281	2,886,821
American Airlines Inc., 11.75%, 07/15/25(a)	17,212	18,823,430
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	23,641	22,513,838
5.75%, 04/20/29(a)	20,472	18,629,975
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	5,203	4,916,835
3.75%, 10/28/29 (Call 07/28/29)(b)	3,322	2,735,934
4.38%, 04/19/28 (Call 01/19/28)(b)	3,113	2,776,765
7.38%, 01/15/26 (Call 12/15/25)(b)	5,107	5,214,196
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	8,519	7,843,177
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)(b)	3,672	3,730,017
United Airlines Holdings Inc.
4.88%, 01/15/25(b)	3,129	2,987,444
5.00%, 02/01/24(b)	583	568,425
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	13,597	12,409,409
4.63%, 04/15/29 (Call 10/15/28)(a)	13,598	11,630,233

		129,205,823

Apparel — 0.3%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(a)(b)	2,697	2,042,735
4.25%, 03/15/29 (Call 03/15/24)(a)(b)	2,359	1,881,303
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	4,023	3,912,367
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	6,305	5,784,837
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	2,725	2,184,868
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	3,437	2,749,445
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	4,193	3,616,463

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
William Carter Co. (The), 5.63%, 03/15/27 (Call 12/01/22)(a)(b)	$2,600	$2,471,759
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	3,934	3,107,860

		27,751,637

Auto Manufacturers — 2.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	6,712	5,354,536
4.75%, 10/01/27 (Call 11/14/22)(a)(b)	2,613	2,405,603
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	3,121	2,910,333
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)(b)	9,575	9,178,329
Ford Holdings LLC, 9.30%, 03/01/30(b)	1,141	1,277,920
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(b)	12,042	9,041,374
4.35%, 12/08/26 (Call 09/08/26)(b)	7,267	6,758,601
4.75%, 01/15/43	9,568	6,663,729
5.29%, 12/08/46 (Call 06/08/46)(b)	6,208	4,595,969
6.10%, 08/19/32 (Call 05/19/32)(b)	8,490	7,770,939
6.63%, 10/01/28	2,012	1,984,707
7.40%, 11/01/46(b)	1,910	1,758,671
7.45%, 07/16/31(b)	5,240	5,258,497
9.63%, 04/22/30 (Call 01/22/30)(b)	2,245	2,506,090
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	5,930	5,363,685
2.70%, 08/10/26 (Call 07/10/26)	7,210	6,247,321
2.90%, 02/16/28 (Call 12/16/27)(b)	3,507	2,846,922
2.90%, 02/10/29 (Call 12/10/28)	3,780	2,963,291
3.37%, 11/17/23	2,475	2,388,851
3.38%, 11/13/25 (Call 10/13/25)	10,135	9,194,573
3.63%, 06/17/31 (Call 03/17/31)	4,805	3,736,728
3.66%, 09/08/24	3,165	3,000,119
3.81%, 01/09/24 (Call 11/09/23)(b)	2,205	2,129,210
3.82%, 11/02/27 (Call 08/02/27)	3,616	3,105,969
4.00%, 11/13/30 (Call 08/13/30)(b)	7,879	6,372,378
4.06%, 11/01/24 (Call 10/01/24)(b)	6,740	6,461,975
4.13%, 08/04/25	6,561	6,100,418
4.13%, 08/17/27 (Call 06/17/27)(b)	6,065	5,386,023
4.27%, 01/09/27 (Call 11/09/26)	4,327	3,906,805
4.39%, 01/08/26(b)	5,869	5,415,263
4.54%, 08/01/26 (Call 06/01/26)	3,900	3,589,170
4.69%, 06/09/25 (Call 04/09/25)	2,707	2,564,883
4.95%, 05/28/27 (Call 04/28/27)	7,160	6,554,694
5.11%, 05/03/29 (Call 02/03/29)	7,290	6,517,260
5.13%, 06/16/25 (Call 05/16/25)	8,085	7,800,408
5.58%, 03/18/24 (Call 02/18/24)	5,200	5,121,390
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	3,201	2,268,947
5.50%, 07/15/29 (Call 07/15/24)(a)	3,505	2,477,895
5.88%, 01/15/28 (Call 01/15/24)(a)	4,295	3,177,076
7.75%, 10/15/25 (Call 12/01/22)(a)	4,940	4,557,348
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 12/01/22)(a)	3,349	3,192,367
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 08/01/23)(a)	4,450	3,526,759
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)(b)	4,139	3,558,350

Security	Par (000)	Value

Auto Manufacturers (continued)
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)(b)	$2,727	$2,292,433

		199,283,809

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 12/01/22)(a)(b)	5,022	4,494,690
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	3,990	3,239,371
6.50%, 04/01/27 (Call 12/01/22)(b)	3,401	3,128,920
6.88%, 07/01/28 (Call 07/01/23)	2,848	2,631,111
Clarios Global LP, 6.75%, 05/15/25 (Call 12/01/22)(a)(b)	2,219	2,220,132
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 12/01/22)(a)(b)	5,235	5,064,862
8.50%, 05/15/27 (Call 12/01/22)(a)(b)	12,963	12,703,740
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/16/22)(a)(b)	2,454	929,907
13.00%, 06/01/24 (Call 12/01/22)(a)(b)	1,068	1,093,703
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 12/01/22)(a)	2,269	2,206,260
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	2,785	2,230,674
4.50%, 02/15/32 (Call 02/15/27)	2,303	1,760,841
5.38%, 11/15/27 (Call 11/15/22)(b)	2,852	2,581,060
5.63%, 06/15/28 (Call 06/15/23)(b)	2,674	2,419,970
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)(b)	3,517	3,075,965
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)(b)	4,520	3,077,588
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	4,804	4,371,640
5.00%, 05/31/26 (Call 12/01/22)(b)	6,385	6,149,968
5.00%, 07/15/29 (Call 04/15/29)(b)	5,712	4,953,161
5.25%, 04/30/31 (Call 01/30/31)(b)	3,732	3,140,329
5.25%, 07/15/31 (Call 04/15/31)(b)	4,125	3,494,700
5.63%, 04/30/33 (Call 01/30/33)(b)	2,967	2,483,630
9.50%, 05/31/25 (Call 11/16/22)	3,547	3,686,161
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 11/11/22), (5.50% PIK)(a)(b)(c)	3,121	2,628,248
6.00%, 05/15/27 (Call 11/11/22), (6.75% PIK)(a)(c)	3,121	2,680,159
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(b)(c)	2,752	2,348,364
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)(b)	3,945	2,828,270
Tenneco Inc.
5.00%, 07/15/26 (Call 11/07/22)(b)	4,878	4,865,000
5.13%, 04/15/29 (Call 04/15/24)(a)	3,820	3,776,214
7.88%, 01/15/29 (Call 01/15/24)(a)	2,228	2,201,053
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	2,929	2,738,117
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(a)(b)	2,376	1,118,367
ZF North America Capital Inc., 4.75%, 04/29/25(a)	6,424	6,005,653

		112,327,828

Banks — 1.1%
Deutsche Bank AG, 4.50%, 04/01/25(b)	8,450	7,862,511
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30), (SOFR + 2.757%)(d)	5,516	3,885,577
4.88%, 12/01/32 (Call 12/01/27)(d)	6,306	5,000,175
5.88%, 07/08/31 (Call 04/08/30), (SOFR + 5.438%)(d)	2,265	1,861,834

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	$6,468	$6,605,445
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	3,636	2,713,910
7.63%, 05/01/26 (Call 05/01/23)(a)	3,625	2,863,895
8.13%, 11/15/24 (Call 12/01/22)(a)(b)	2,309	2,031,343
8.25%, 04/15/25 (Call 12/01/22)(a)(b)	3,983	3,405,378
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(d)	5,085	3,442,203
4.95%, 06/01/42 (Call 06/01/41)(a)(d)	5,170	3,025,658
5.02%, 06/26/24(a)	12,262	11,575,198
5.71%, 01/15/26(a)(b)	10,162	9,466,254
Standard Chartered PLC, 7.01%, (Call 07/30/37), (3 mo. LIBOR US + 1.460%)(a)(b)(d)(e)	4,690	4,449,991
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(b)(d)	875	856,471
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(b)(d)	2,201	1,905,881
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(d)	10,170	7,577,470
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(d)	6,695	5,547,025
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(d)	8,605	7,300,825

		91,377,044

Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	5,220	4,373,681
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)(b)	4,949	3,748,260

		8,121,941

Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	3,170	1,900,542
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	5,010	3,914,062

		5,814,604

Building Materials — 1.3%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)(b)	2,751	2,301,294
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	8,595	6,877,719
5.00%, 03/01/30 (Call 03/01/25)(a)	3,908	3,356,327
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	4,900	4,506,530
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)	4,757	3,960,203
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)(b)	2,721	1,700,625
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)(b)	3,737	2,690,640
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)(b)	3,406	3,183,111
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	6,545	5,995,351
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	1,841	1,664,939
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/01/22)(a)(b)	3,102	2,559,150
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	2,659	1,983,295
6.25%, 05/15/25 (Call 12/01/22)(a)(b)	1,798	1,681,130
Koppers Inc., 6.00%, 02/15/25 (Call 12/01/22)(a)(b)	3,187	2,852,365

Security	Par (000)	Value

Building Materials (continued)
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	$2,245	$1,825,622
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)(b)	2,076	1,649,797
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	4,097	3,750,640
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(a)(b)	3,500	2,699,655
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	4,075	3,545,250
9.75%, 07/15/28 (Call 07/15/23)(a)	1,791	1,537,238
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(a)(b)	3,971	3,362,700
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(a)(b)	3,885	3,222,025
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	7,665	6,438,600
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	7,438	5,565,112
4.38%, 07/15/30 (Call 07/15/25)(a)	10,885	8,801,067
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	7,365	6,453,581
5.00%, 02/15/27 (Call 12/01/22)(a)(b)	5,054	4,573,870
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(a)(b)	4,801	4,384,321
6.50%, 03/15/27 (Call 11/14/22)(a)(b)	1,310	1,256,988
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(a)(b)	3,720	1,912,340

		106,291,485

Chemicals — 2.4%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	3,945	3,193,647
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(a)(b)	2,723	2,130,421
6.88%, 05/15/43 (Call 02/15/43)	1,828	1,720,514
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)	5,385	4,279,734
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	2,690	1,802,300
Avient Corp.
5.75%, 05/15/25 (Call 12/01/22)(a)(b)	3,556	3,481,040
7.13%, 08/01/30 (Call 08/01/25)(a)	5,135	4,910,446
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	4,602	3,782,269
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	3,355	3,057,153
Cheever Escrow Issuer LLC, 7.13%, 10/01/27 (Call 10/01/24)(a)(b)	2,225	2,042,550
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	4,435	3,459,300
5.38%, 05/15/27 (Call 02/15/27)(b)	2,977	2,665,665
5.75%, 11/15/28 (Call 11/15/23)(a)	5,674	4,820,063
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 12/01/22)(a)(b)	2,697	2,027,807
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	3,645	3,297,850
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)	3,817	2,804,006
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	5,226	4,442,100
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)(b)	4,912	4,017,377

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
GPD Companies Inc., 10.13%, 04/01/26 (Call 12/01/22)(a)	$3,289	$2,940,494
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	1,941	1,776,015
4.25%, 10/15/28 (Call 10/15/23)(b)	1,989	1,720,485
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)(b)	2,350	1,925,210
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)	3,186	2,690,736
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(a)	3,155	2,668,247
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	4,056	3,423,735
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)(b)	2,366	2,252,574
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)	3,100	2,635,000
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)(b)	2,293	1,807,457
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 12/01/22)(a)(b)	2,392	2,191,807
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	1,304	1,261,920
5.13%, 10/15/27 (Call 04/15/27)(b)	4,763	4,343,856
5.25%, 12/15/29 (Call 09/15/29)	4,834	4,136,749
5.65%, 12/01/44 (Call 06/01/44)	1,948	1,339,250
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	2,988	2,595,825
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	4,154	3,387,731
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	6,029	5,863,202
5.00%, 05/01/25 (Call 01/31/25)(a)	3,639	3,465,747
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	7,240	6,462,279
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(a)	2,495	2,110,545
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	3,376	3,055,280
5.13%, 09/15/27 (Call 12/01/22)	2,611	2,447,813
5.63%, 08/01/29 (Call 08/01/24)(b)	4,791	4,502,582
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	5,420	4,400,027
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	2,705	1,873,091
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(a)(b)	1,916	914,647
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 12/01/22)(a)	4,035	3,460,012
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 12/01/22)(a)(b)	691	678,908
7.63%, 01/15/26 (Call 01/15/24)(a)	3,591	3,121,549
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	7,404	6,426,635
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	4,842	3,886,401
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)(b)	5,010	3,982,599
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(a)	2,435	2,139,756
3.38%, 03/15/30 (Call 03/15/25)(a)	1,950	1,555,125
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)(b)	2,991	1,697,393
5.38%, 09/01/25 (Call 12/01/22)(a)(b)	3,814	2,951,082
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	7,628	5,891,033

Security	Par (000)	Value

Chemicals (continued)
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	$3,503	$2,763,867
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	2,856	2,748,900
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 12/01/22)(a)(b)	2,492	822,360
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(a)(b)	5,202	3,427,589
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)	5,560	4,865,000
5.63%, 10/01/24(a)	1,321	1,294,844
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	7,861	6,076,396

		193,915,995

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 12/01/22)(a)(b)	1,123	1,101,904
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(a)(b)	2,026	2,109,573
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)(b)	3,571	2,928,220
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	2,460	2,425,581

		8,565,278

Commercial Services — 4.3%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	6,937	5,948,547
4.88%, 07/15/32(a)(b)	5,031	4,280,526
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	2,602	2,374,325
Albion Financing 1 SARL/Aggreko Holdings Inc.
6.13%, 10/15/26 (Call 10/15/23)(a)	3,770	3,218,780
8.75%, 04/15/27 (Call 10/15/23)(a)	3,190	2,679,600
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	6,497	4,510,852
6.63%, 07/15/26 (Call 12/01/22)(a)	12,950	12,367,768
9.75%, 07/15/27 (Call 12/01/22)(a)(b)	7,130	6,198,893
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	13,715	11,371,997
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(a)(b)	2,008	1,734,330
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	2,679	2,305,221
4.63%, 10/01/27 (Call 12/01/22)(a)	3,178	2,973,305
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(a)(b)	2,050	1,728,329
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	2,509	2,012,193
Aptim Corp., 7.75%, 06/15/25 (Call 11/16/22)(a)(b)	3,362	2,309,358
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	5,635	4,436,717
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	4,314	4,208,323
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)(b)	3,637	3,234,129
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	1,168	1,008,712
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	3,546	3,115,200
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	4,207	3,644,416
5.75%, 07/15/27 (Call 12/01/22)(a)(b)	4,818	4,411,195

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	$6,384	$5,693,507
3.50%, 06/01/31 (Call 03/01/31)(b)	6,757	5,439,385
Brink’s Co. (The)
4.63%, 10/15/27 (Call 12/01/22)(a)(b)	3,728	3,447,021
5.50%, 07/15/25 (Call 12/01/22)(a)	2,413	2,347,668
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)(b)	2,870	2,208,695
Cimpress PLC, 7.00%, 06/15/26 (Call 12/01/22)(a)	4,248	2,538,180
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)(b)	1,707	1,416,402
8.25%, 04/15/26 (Call 04/15/24)(b)	4,055	4,114,306
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)(b)	5,281	3,552,489
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)	2,121	2,000,351
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	3,551	2,960,469
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	3,754	3,333,967
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	3,505	2,731,517
9.50%, 11/01/27 (Call 12/01/22)(a)(b)	4,172	3,765,230
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	4,051	3,443,350
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	5,437	4,567,057
4.50%, 07/01/28 (Call 07/01/23)(a)	4,675	4,332,463
GEO Group Inc., 10.50%, 06/30/28 (Call 11/14/22)(b)	1,471	1,471,000
Graham Holdings Co., 5.75%, 06/01/26 (Call 11/14/22)(a)(b)	1,548	1,509,300
Grand Canyon University
4.13%, 10/01/24(b)	3,090	2,896,875
5.13%, 10/01/28 (Call 08/01/28)(b)	2,750	2,457,812
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)(b) .	3,885	3,394,519
Herc Holdings Inc., 5.50%, 07/15/27 (Call 12/01/22)(a)	7,765	7,347,631
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	3,345	2,851,612
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	6,916	5,478,509
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)(b)	2,636	2,397,864
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)(b)	2,965	2,594,375
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)(b)	5,061	4,061,554
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	2,430	2,386,386
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	6,980	6,025,490
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	9,051	6,991,897
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	6,480	5,680,174
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	2,983	2,132,845
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(a)(b)	3,662	2,452,295
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 11/16/22)(a)(b)	2,927	2,921,234
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	6,875	5,950,251
5.25%, 04/15/24(a)	3,330	3,314,216
5.75%, 04/15/26(a)	8,701	8,469,113
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	9,055	8,321,411

Security	Par (000)	Value

Commercial Services (continued)
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	$4,175	$3,408,052
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)(b)	3,208	2,499,128
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 12/01/22)(a)(b)	2,158	2,125,630
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(a)	2,539	2,047,196
8.25%, 07/01/27 (Call 07/01/23)	979	857,687
8.50%, 04/15/29(a)	25	38,687
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 12/01/22)(a)(b)	5,829	5,471,566
9.25%, 04/15/25 (Call 03/16/25)(a)	5,405	5,234,175
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	5,553	4,482,516
4.00%, 05/15/31 (Call 05/15/26)	5,355	4,444,312
4.63%, 12/15/27 (Call 12/15/22)(b)	3,625	3,358,664
5.13%, 06/01/29 (Call 06/01/24)(b)	4,815	4,484,980
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 12/01/22)(a)(b)	3,240	2,986,729
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)(b)	1,895	815,986
Sotheby’s, 7.38%, 10/15/27 (Call 11/14/22)(a)(b)	4,919	4,759,132
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	2,305	1,926,440
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)	2,960	2,497,500
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)(b)	3,717	3,080,464
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	5,172	4,189,320
3.88%, 02/15/31 (Call 08/15/25)(b)	7,828	6,489,412
4.00%, 07/15/30 (Call 07/15/25)(b)	4,788	4,075,833
4.88%, 01/15/28 (Call 01/15/23)	10,823	10,065,390
5.25%, 01/15/30 (Call 01/15/25)	5,131	4,759,002
5.50%, 05/15/27 (Call 12/01/22)(b)	2,670	2,605,106
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 12/01/22)(a)	6,902	6,922,982
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)(b)	5,746	5,357,965
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	3,105	2,804,281
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	3,300	1,814,182
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	4,161	3,404,322

		346,077,775

Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)	2,842	2,307,903
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)	4,087	3,600,974
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	3,233	2,826,001
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	13,830	11,438,424
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)(b)	3,632	2,978,240
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(b)	4,822	4,064,551
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 12/01/22)(b)	2,407	1,208,067
9.38%, 07/15/25 (Call 11/16/22)(a)(b)	4,987	3,708,824

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(a)	$6,424	$1,702,360
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)(b)	2,115	1,849,800
NCR Corp. 5.00%, 10/01/28 (Call 10/01/23)(a)(b)	4,662	3,917,475
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	7,921	6,647,789
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	3,418	2,760,035
5.75%, 09/01/27 (Call 11/14/22)(a)(b)	2,933	2,830,345
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	2,831	2,698,192
Presidio Holdings Inc. 4.88%, 02/01/27 (Call 02/01/23)(a)(b)	2,978	2,749,885
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	4,218	3,754,020
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)(b)	2,608	2,374,575
Seagate HDD Cayman 3.13%, 07/15/29 (Call 01/15/24)(b)	3,610	2,669,342
3.38%, 07/15/31 (Call 01/15/26)	3,400	2,426,750
4.09%, 06/01/29 (Call 03/01/29)	3,863	3,093,606
4.13%, 01/15/31 (Call 10/15/30)	3,741	2,813,232
4.75%, 01/01/25(b)	3,171	3,060,110
4.88%, 03/01/24 (Call 01/01/24)	1,392	1,356,917
4.88%, 06/01/27 (Call 03/01/27)(b)	3,482	3,219,840
5.75%, 12/01/34 (Call 06/01/34)(b)	3,306	2,688,530
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 11/14/22)(a)(b)	982	965,033
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)(b)	3,567	2,984,286
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	8,249	8,094,343
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(a)	2,542	1,823,434

		98,612,883

Cosmetics & Personal Care — 0.3%
Coty Inc. 5.00%, 04/15/26 (Call 04/15/23)(a)	6,238	5,850,086
6.50%, 04/15/26 (Call 12/01/22)(a)(b)	3,566	3,395,902
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)(b)	3,585	3,113,214
Edgewell Personal Care Co. 4.13%, 04/01/29 (Call 04/01/24)(a)	3,325	2,839,733
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	5,007	4,709,234
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)(b)	2,675	1,602,325

		21,510,494

Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc. 3.88%, 11/15/29 (Call 11/15/24)(a)(b)	2,922	2,400,131
4.00%, 01/15/28 (Call 01/15/23)(a)	4,425	3,904,576
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)(b)	4,783	4,369,023
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 12/01/22)(a)(b)	2,705	2,561,987
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	8,458	7,146,756
IAA Inc., 5.50%, 06/15/27 (Call 12/01/22)(a)	2,710	2,536,010
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 12/01/22)(a)(b)	1,848	1,779,551
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	2,158	1,769,560
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	2,862	2,647,350

Security	Par (000)	Value

Distribution & Wholesale (continued)
Wesco Aircraft Holdings Inc. 8.50%, 11/15/24 (Call 12/01/22)(a)	$2,885	$1,500,200
9.00%, 11/15/26 (Call 12/01/22)(a)(b)	4,414	2,780,820

		33,395,964

Diversified Financial Services — 3.6%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 12/01/22)(a)(b)	2,940	2,897,742
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(d)	5,300	4,768,410
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)(b)	3,343	3,110,084
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	3,430	3,442,862
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	6,928	6,665,284
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)	2,906	2,382,920
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)(b)	2,611	1,946,866
Brightsphere Investment Group Inc., 4.80%, 07/27/26	1,922	1,720,190
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)(b)	3,054	2,570,685
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(a)	2,585	1,719,025
Coinbase Global Inc. 3.38%, 10/01/28 (Call 10/01/24)(a)(b)	6,943	4,538,034
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	6,696	3,964,960
Credit Acceptance Corp. 5.13%, 12/31/24 (Call 11/14/22)(a)(b)	1,674	1,556,620
6.63%, 03/15/26 (Call 11/14/22)(b)	2,963	2,802,702
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	6,695	3,950,050
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	4,817	4,745,227
Enova International Inc. 8.50%, 09/01/24 (Call 12/01/22)(a)	785	734,094
8.50%, 09/15/25 (Call 12/01/22)(a)	2,606	2,337,850
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 12/01/22)(a)(b)	2,469	1,493,745
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 12/01/22), (7.25% PIK)(a)(b)(c)	12,429	9,979,248
goeasy Ltd. 4.38%, 05/01/26 (Call 05/01/23)(a)(b)	1,925	1,650,687
5.38%, 12/01/24 (Call 12/01/22)(a)(b)	3,692	3,445,707
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(a)(b)	2,975	2,089,937
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(a)(b)	2,143	1,744,675
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)(b)	3,810	2,252,053
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)(b)	4,160	3,676,858
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	6,875	5,397,081
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(a)	2,302	1,916,070
LD Holdings Group LLC 6.13%, 04/01/28 (Call 04/01/24)(a)	3,862	2,162,720
6.50%, 11/01/25 (Call 12/01/22)(a)	3,549	2,413,320
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)	2,314	1,808,210
LPL Holdings Inc. 4.00%, 03/15/29 (Call 03/15/24)(a)	6,103	5,326,637
4.38%, 05/15/31 (Call 05/15/26)(a)	2,554	2,224,445
4.63%, 11/15/27 (Call 12/01/22)(a)(b)	2,152	1,981,930

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Midcap Financial Issuer Trust 5.63%, 01/15/30 (Call 01/15/25)(a)(b)	$2,730	$2,102,100
6.50%, 05/01/28 (Call 05/01/24)(a)	7,145	6,072,340
Nationstar Mortgage Holdings Inc. 5.13%, 12/15/30 (Call 12/15/25)(a)	4,417	3,302,747
5.50%, 08/15/28 (Call 08/15/23)(a)	6,275	5,089,715
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	4,070	3,122,176
6.00%, 01/15/27 (Call 01/15/23)(a)	3,783	3,366,870
Navient Corp. 4.88%, 03/15/28 (Call 06/15/27)	3,767	2,994,991
5.00%, 03/15/27 (Call 09/15/26)	5,157	4,346,605
5.50%, 03/15/29 (Call 06/15/28)	5,167	4,099,388
5.63%, 08/01/33	4,157	2,929,001
5.88%, 10/25/24	2,660	2,572,406
6.13%, 03/25/24	4,277	4,197,725
6.75%, 06/25/25	3,091	2,958,798
6.75%, 06/15/26(b)	3,533	3,334,269
NFP Corp. 4.88%, 08/15/28 (Call 08/15/23)(a)(b)	3,930	3,390,452
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	13,883	11,796,177
7.50%, 10/01/30 (Call 10/01/25)(a)(b)	1,910	1,818,822
OneMain Finance Corp. 3.50%, 01/15/27 (Call 01/15/24)	5,585	4,577,542
3.88%, 09/15/28 (Call 09/15/24)(b)	4,118	3,206,687
4.00%, 09/15/30 (Call 09/15/25)(b)	5,595	4,224,225
5.38%, 11/15/29 (Call 05/15/29)(b)	5,363	4,397,660
6.13%, 03/15/24 (Call 09/15/23)	6,321	6,175,743
6.63%, 01/15/28 (Call 07/15/27)(b)	5,234	4,754,723
6.88%, 03/15/25(b)	8,379	8,127,630
7.13%, 03/15/26	10,806	10,406,178
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	3,090	2,827,350
PennyMac Financial Services Inc. 4.25%, 02/15/29 (Call 02/15/24)(a)	4,020	3,045,150
5.38%, 10/15/25 (Call 12/01/22)(a)(b)	4,566	4,132,230
5.75%, 09/15/31 (Call 09/15/26)(a)	3,838	2,889,988
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)(b)	3,016	2,503,280
PRA Group Inc. 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,362	1,893,143
7.38%, 09/01/25 (Call 12/01/22)(a)(b)	1,873	1,791,608
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 12/01/22)(a)(b)	2,050	1,783,500
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc. 2.88%, 10/15/26 (Call 10/15/23)(a)(b)	7,496	6,254,887
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	5,097	3,950,175
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	8,654	6,434,249
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	6,078	4,245,301
SLM Corp. 3.13%, 11/02/26 (Call 10/02/26)(b)	3,301	2,895,208
4.20%, 10/29/25 (Call 09/29/25)	3,398	3,154,907
StoneX Group Inc., 8.63%, 06/15/25 (Call 12/01/22)(a)(b)	1,617	1,596,788
United Wholesale Mortgage LLC 5.50%, 11/15/25 (Call 12/01/22)(a)	5,226	4,718,895
5.50%, 04/15/29 (Call 04/15/24)(a)(b)	4,821	3,637,107
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	3,696	3,028,872
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	6,882	5,714,436

Security	Par (000)	Value

Diversified Financial Services (continued)
7.88%, 05/01/27 (Call 05/01/24)(a)(b)	$3,485	$3,141,547
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)	2,055	1,285,649

		289,706,168

Electric — 2.5%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(b)(d)	5,230	4,211,327
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	2,495	2,114,513
Calpine Corp. 3.75%, 03/01/31 (Call 03/01/26)(a)(b)	6,229	5,103,261
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	8,274	7,435,783
4.63%, 02/01/29 (Call 02/01/24)(a)	4,357	3,660,857
5.00%, 02/01/31 (Call 02/01/26)(a)	5,875	4,963,923
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	9,609	8,519,474
5.25%, 06/01/26 (Call 12/01/22)(a)(b)	2,214	2,100,819
Clearway Energy Operating LLC 3.75%, 02/15/31 (Call 02/15/26)(a)(b)	6,317	5,274,695
3.75%, 01/15/32 (Call 01/15/27)(a)	2,300	1,822,175
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	5,534	5,111,740
DPL Inc. 4.13%, 07/01/25 (Call 04/01/25)	2,779	2,623,432
4.35%, 04/15/29 (Call 01/15/29)	2,740	2,342,700
Drax Finco PLC, 6.63%, 11/01/25 (Call 11/11/22)(a)	3,309	3,077,370
Electricite de France SA, 5.63%, (Call 01/22/24)(a)(b)(d)(e)	10,205	8,973,971
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(d)	7,886	7,350,714
Enerflex Ltd., 9.00%, 10/15/27	3,230	3,142,144
FirstEnergy Corp. 2.05%, 03/01/25 (Call 02/01/25)	560	514,781
2.65%, 03/01/30 (Call 12/01/29)(b)	4,548	3,676,694
Series A, 1.60%, 01/15/26 (Call 12/15/25)	2,350	2,043,727
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	3,151	2,425,356
Series B, 4.15%, 07/15/27 (Call 04/15/27)	10,265	9,639,964
Series C, 3.40%, 03/01/50 (Call 09/01/49)	5,355	3,326,794
Series C, 5.35%, 07/15/47 (Call 01/15/47)	4,263	3,517,316
Series C, 7.38%, 11/15/31(b)	5,425	6,035,312
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)(b)	2,850	2,308,500
NextEra Energy Operating Partners LP 3.88%, 10/15/26 (Call 07/15/26)(a)	3,170	2,938,431
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	3,614	3,503,845
4.25%, 09/15/24 (Call 07/15/24)(a)	226	212,937
4.50%, 09/15/27 (Call 06/15/27)(a)	3,762	3,498,660
NRG Energy Inc. 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	3,445	2,869,585
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	7,063	5,620,523
3.88%, 02/15/32 (Call 02/15/27)(a)(b)	7,794	6,145,179
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	4,722	4,285,215
5.75%, 01/15/28 (Call 01/15/23)(b)	5,293	5,048,199
6.63%, 01/15/27 (Call 11/16/22)(b)	1,953	1,953,879
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	4,545	4,087,376
PG&E Corp. 5.00%, 07/01/28 (Call 07/01/23)(b)	6,681	6,021,552
5.25%, 07/01/30 (Call 07/01/25)(b)	6,846	6,062,099
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)(b)	5,091	4,347,103

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 12/01/22)(a)	$2,632	$2,422,519
TransAlta Corp., 6.50%, 03/15/40	1,853	1,591,517
Vistra Operations Co. LLC 4.38%, 05/01/29 (Call 05/01/24)(a)	8,635	7,385,300
5.00%, 07/31/27 (Call 11/14/22)(a)	8,943	8,249,917
5.50%, 09/01/26 (Call 11/14/22)(a)(b)	5,846	5,612,160
5.63%, 02/15/27 (Call 11/14/22)(a)(b)	8,441	8,046,636

		201,219,974

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc. 4.38%, 03/31/29 (Call 09/30/23)(a)(b)	5,405	4,327,189
4.75%, 06/15/28 (Call 06/15/23)(a)	4,121	3,421,749
6.50%, 12/31/27 (Call 08/31/24)(a)(b)	2,486	2,274,566
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)(b)	1,703	1,494,382
WESCO Distribution Inc. 7.13%, 06/15/25 (Call 12/01/22)(a)	9,145	9,233,706
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	8,885	9,013,477

		29,765,069

Electronics — 0.6%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	2,836	2,297,160
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(a)(b)	6,763	5,801,842
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a) .	13,590	11,717,298
Likewize Corp., 9.75%, 10/15/25 (Call 11/14/22)(a)(b)	3,083	2,789,357
Sensata Technologies BV 4.00%, 04/15/29 (Call 04/15/24)(a)(b)	6,982	5,880,240
5.00%, 10/01/25(a)	4,824	4,673,983
5.63%, 11/01/24(a)(b)	1,725	1,711,509
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	3,195	3,035,250
Sensata Technologies Inc. 3.75%, 02/15/31 (Call 02/15/26)(a)(b)	5,099	4,060,079
4.38%, 02/15/30 (Call 11/15/29)(a)	2,921	2,512,673
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)(b)	3,220	2,689,147

		47,168,538

Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 12/01/22)(a)(b)	4,555	4,373,802
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	3,085	2,714,800
TerraForm Power Operating LLC 4.75%, 01/15/30 (Call 01/15/25)(a)(b)	4,786	4,301,418
5.00%, 01/31/28 (Call 07/31/27)(a)	4,137	3,832,336
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	3,513	3,337,687

		18,560,043

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	6,507	6,160,632
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	3,100	2,672,603
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	6,528	5,455,189
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, 4.05%, 04/27/26 (Call 04/27/23)(a)(b)	772	620,440
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 12/01/22)(a)(b)	6,790	4,881,780
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)(b)	2,612	2,363,860
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	3,905	2,390,251

Security	Par (000)	Value

Engineering & Construction (continued)
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	$2,747	$2,395,741
Fluor Corp. 3.50%, 12/15/24 (Call 09/15/24)	2,741	2,606,115
4.25%, 09/15/28 (Call 06/15/28)(b)	3,820	3,329,932
Global Infrastructure Solutions Inc. 5.63%, 06/01/29 (Call 06/01/24)(a)	2,849	2,106,680
7.50%, 04/15/32 (Call 04/15/27)(a)	2,120	1,568,823
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)(b)	2,215	1,751,542
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(a)	2,540	1,879,600
MasTec Inc., 6.63%, 08/15/29	2,090	1,985,804
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)(b)	2,875	2,616,250
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)(b)	2,355	2,164,335
TopBuild Corp. 3.63%, 03/15/29 (Call 03/15/24)(a)	3,265	2,594,399
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	3,233	2,531,353
Tutor Perini Corp., 6.88%, 05/01/25 (Call 11/16/22)(a)(b)	3,237	2,575,815
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	2,360	2,060,174
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)	2,825	2,275,419

		58,986,737

Entertainment — 3.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)(b)	4,077	3,403,285
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)	3,843	1,557,376
AMC Entertainment Holdings Inc. 7.50%, 02/15/29 (Call 02/15/25)(a)	6,549	4,502,437
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(b)(c)	9,398	4,981,197
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 12/01/22)(a)(b)	2,425	2,247,454
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)	4,790	4,191,250
Caesars Entertainment Inc. 4.63%, 10/15/29 (Call 10/15/24)(a)(b)	8,442	6,753,600
6.25%, 07/01/25 (Call 11/14/22)(a)	21,667	21,141,190
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	11,006	10,703,335
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 11/14/22)(a)(b)	7,163	6,996,675
CCM Merger Inc., 6.38%, 05/01/26 (Call 12/01/22)(a)(b)	1,610	1,468,548
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)	8,217	7,415,925
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	3,703	3,258,677
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 12/01/22)(b)	2,682	2,527,785
5.50%, 05/01/25 (Call 12/01/22)(a)	5,327	5,286,994
6.50%, 10/01/28 (Call 10/01/23)(b)	2,235	2,094,207
Churchill Downs Inc. 4.75%, 01/15/28 (Call 01/15/23)(a)	5,347	4,725,251
5.50%, 04/01/27 (Call 12/01/22)(a)(b)	3,053	2,917,996
Cinemark USA Inc. 5.25%, 07/15/28 (Call 07/15/24)(a)(b)	5,285	4,012,293
5.88%, 03/15/26 (Call 03/15/23)(a)	2,891	2,433,673
8.75%, 05/01/25 (Call 12/01/22)(a)(b)	285	285,793
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)	1,895	1,554,351
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)	2,818	2,455,182

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 12/01/22)(a)(b)	$1,853	$1,820,573
International Game Technology PLC 4.13%, 04/15/26 (Call 04/15/23)(a)	4,485	4,162,080
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	5,075	4,708,966
6.25%, 01/15/27 (Call 07/15/26)(a)	4,585	4,542,635
6.50%, 02/15/25 (Call 08/15/24)(a)	5,208	5,212,375
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)(b)	3,491	3,077,910
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	7,109	5,395,660
Live Nation Entertainment Inc. 3.75%, 01/15/28 (Call 01/15/24)(a)(b)	3,391	2,951,047
4.75%, 10/15/27 (Call 12/01/22)(a)(b)	6,745	6,002,510
4.88%, 11/01/24 (Call 12/01/22)(a)(b)	3,126	3,036,127
5.63%, 03/15/26 (Call 12/01/22)(a)(b)	1,985	1,895,675
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	8,271	8,226,438
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)(b)	2,255	2,096,913
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)(b)	5,250	4,439,598
Mohegan Gaming & Entertainment 7.88%, 10/15/24 (Call 11/16/22)(a)(b)	685	690,206
8.00%, 02/01/26 (Call 02/01/23)(a)	8,258	6,965,871
Motion Bondco DAC, 6.63%, 11/15/27 (Call 12/01/22)(a)(b)	3,355	2,806,726
Odeon Finco PLC, 12.75%, 11/01/27	2,775	2,479,851
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/01/22)(a)(b)	4,448	4,761,591
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 12/01/22)(a)(b)	3,017	2,743,698
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(a)(b)	2,609	2,058,070
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	5,100	3,774,000
5.88%, 09/01/31 (Call 09/01/26)(a)	5,480	3,883,240
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/14/22)(a)(b)	2,235	1,972,387
Resorts World Las Vegas LLC, 4.63%, 04/06/31 (Call 01/06/31)(a)	1,945	1,318,404
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	7,170	5,134,073
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(a)(b)	5,586	4,800,498
Scientific Games International Inc. 7.00%, 05/15/28 (Call 05/15/23)(a)(b)	4,740	4,587,040
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	3,617	3,496,554
8.63%, 07/01/25 (Call 12/01/22)(a)	2,507	2,575,565
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	5,298	4,557,041
Six Flags Entertainment Corp. 4.88%, 07/31/24 (Call 12/01/22)(a)(b)	4,986	4,827,694
5.50%, 04/15/27 (Call 12/01/22)(a)(b)	3,778	3,400,200
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 12/01/22)(a)(b)	2,511	2,535,558
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 12/01/22)(a)	2,690	2,337,261

Security	Par (000)	Value

Entertainment (continued)
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	$4,700	$4,286,776
Vail Resorts Inc., 6.25%, 05/15/25 (Call 12/01/22)(a)(b)	3,211	3,194,945
WMG Acquisition Corp. 3.00%, 02/15/31 (Call 02/15/26)(a)	5,260	4,104,851
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	3,672	3,056,940
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	3,700	3,161,964
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	5,445	4,331,307
7.75%, 04/15/25 (Call 12/01/22)(a)(b)	3,546	3,457,456

		261,782,748

Environmental Control — 0.7%
Clean Harbors Inc. 4.88%, 07/15/27 (Call 12/01/22)(a)(b)	3,094	2,911,578
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	1,574	1,459,350
Covanta Holding Corp. 4.88%, 12/01/29 (Call 12/01/24)(a)(b)	5,510	4,691,490
5.00%, 09/01/30 (Call 09/01/25)(b)	2,586	2,153,685
GFL Environmental Inc. 3.50%, 09/01/28 (Call 03/01/28)(a)	4,987	4,228,078
3.75%, 08/01/25 (Call 12/01/22)(a)	4,575	4,323,375
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	5,217	4,514,792
4.25%, 06/01/25 (Call 12/01/22)(a)	3,032	2,894,832
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	3,732	3,160,892
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	5,193	4,526,102
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	3,488	3,320,157
Harsco Corp., 5.75%, 07/31/27 (Call 12/01/22)(a)(b)	3,328	2,361,715
Madison IAQ LLC 4.13%, 06/30/28 (Call 06/30/24)(a)(b)	4,733	3,916,558
5.88%, 06/30/29 (Call 06/30/24)(a)	7,155	4,901,175
Stericycle Inc. 3.88%, 01/15/29 (Call 11/15/23)(a)(b)	3,641	3,162,536
5.38%, 07/15/24 (Call 11/16/22)(a)(b)	2,902	2,858,470
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 12/01/22)(a)(b)	3,289	3,043,674

		58,428,459

Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 12/01/22)(a)	5,048	4,530,176
3.50%, 03/15/29 (Call 09/15/23)(a)	9,198	7,611,345
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	8,953	8,296,835
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	6,853	6,082,038
5.88%, 02/15/28 (Call 12/01/22)(a)	5,103	4,771,305
7.50%, 03/15/26 (Call 12/01/22)(a)(b)	3,590	3,679,750
Aragvi Finance International DAC, 8.45%, 04/29/26 (Call 04/29/24)(a)	600	416,928
B&G Foods Inc. 5.25%, 04/01/25 (Call 12/01/22)(b)	6,134	5,574,395
5.25%, 09/15/27 (Call 12/01/22)(b)	4,044	3,392,390
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)(b)	2,817	2,082,441
Chobani LLC/Chobani Finance Corp. Inc. 4.63%, 11/15/28 (Call 11/15/23)(a)(b)	2,598	2,256,567
7.50%, 04/15/25 (Call 12/01/22)(a)(b)	4,100	3,874,078
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 12/01/22)(a)(b)	1,942	1,703,276

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 11/14/22)(a)(b)	$2,674	$1,559,804
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(a)(b)	2,410	2,001,366
Lamb Weston Holdings Inc. 4.13%, 01/31/30 (Call 01/31/25)(a)	6,630	5,787,791
4.38%, 01/31/32 (Call 01/31/27)(a)	4,829	4,146,904
4.88%, 05/15/28 (Call 11/15/27)(a)	3,149	2,927,210
Performance Food Group Inc. 4.25%, 08/01/29 (Call 08/01/24)(a)(b)	7,147	6,054,795
5.50%, 10/15/27 (Call 12/01/22)(a)(b)	7,081	6,693,103
6.88%, 05/01/25 (Call 12/01/22)(a)(b)	664	662,440
Pilgrim’s Pride Corp. 3.50%, 03/01/32 (Call 09/01/26)(a)(b)	5,940	4,548,436
4.25%, 04/15/31 (Call 04/15/26)(a)	6,814	5,674,778
5.88%, 09/30/27 (Call 12/01/22)(a)	5,141	5,025,019
Post Holdings Inc. 4.50%, 09/15/31 (Call 09/15/26)(a)(b)	8,552	7,074,214
4.63%, 04/15/30 (Call 04/15/25)(a)	10,146	8,561,347
5.50%, 12/15/29 (Call 12/15/24)(a)	8,358	7,521,531
5.63%, 01/15/28 (Call 12/01/22)(a)	6,298	5,888,000
5.75%, 03/01/27 (Call 11/16/22)(a)(b)	3,142	3,037,246
Safeway Inc., 7.25%, 02/01/31(b)	1,872	1,805,563
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(a)(b)	1,912	1,766,954
Sigma Holdco BV, 7.88%, 05/15/26 (Call 11/11/22)(a)(b)	3,262	1,998,856
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)(b)	5,977	4,987,407
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	3,391	2,861,156
U.S. Foods Inc. 4.63%, 06/01/30 (Call 06/01/25)(a)(b)	3,247	2,816,837
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	6,235	5,525,769
6.25%, 04/15/25 (Call 12/01/22)(a)	5,509	5,482,503
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	3,257	3,145,839

		161,826,392

Food Service — 0.3%
Aramark Services Inc. 5.00%, 04/01/25 (Call 12/01/22)(a)	3,455	3,339,925
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	8,001	7,289,751
6.38%, 05/01/25 (Call 12/01/22)(a)(b)	10,055	9,946,984
TKC Holdings Inc. 6.88%, 05/15/28 (Call 05/15/24)(a)(b)	3,164	2,626,120
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	4,553	3,232,964

		26,435,744

Forest Products & Paper — 0.3%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(a)	1,860	1,480,773
Clearwater Paper Corp. 4.75%, 08/15/28 (Call 08/15/23)(a)	2,082	1,817,196
5.38%, 02/01/25(a)(b)	735	713,547
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	4,420	3,755,781
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	3,490	2,246,688
Mercer International Inc. 5.13%, 02/01/29 (Call 02/01/24)	6,136	5,039,190
5.50%, 01/15/26 (Call 12/01/22)	1,507	1,411,840

Security	Par (000)	Value

Forest Products & Paper (continued)
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)(b)	$2,525	$2,492,528
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)(b)	3,114	2,893,705

		21,851,248

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/25 (Call 02/20/25)	4,661	4,463,886
5.63%, 05/20/24 (Call 03/20/24)	3,207	3,133,827
5.75%, 05/20/27 (Call 02/20/27)	3,798	3,502,440
5.88%, 08/20/26 (Call 05/20/26)	5,062	4,735,512

		15,835,665

Hand & Machine Tools — 0.0%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 11/14/22)(a)(b)	1,730	1,461,850

Health Care - Products — 0.8%
Avantor Funding Inc. 3.88%, 11/01/29 (Call 11/01/24)(a)(b)	5,450	4,598,729
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	10,266	9,277,487
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)	2,900	2,982,810
Hologic Inc. 3.25%, 02/15/29 (Call 09/28/23)(a)(b)	6,109	5,191,428
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	2,352	2,199,120
Mozart Debt Merger Sub Inc. 3.88%, 04/01/29 (Call 10/01/24)(a)	30,352	24,797,584
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	17,214	13,405,402
Teleflex Inc. 4.25%, 06/01/28 (Call 06/01/23)(a)	3,062	2,770,498
4.63%, 11/15/27 (Call 11/16/22)(b)	3,138	2,957,094

		68,180,152

Health Care - Services — 4.5%
Acadia Healthcare Co. Inc. 5.00%, 04/15/29 (Call 10/15/23)(a)(b)	3,616	3,263,259
5.50%, 07/01/28 (Call 07/01/23)(a)(b)	3,119	2,893,808
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)(b)	2,210	1,690,650
Air Methods Corp., 8.00%, 05/15/25 (Call 12/01/22)(a)(b)	2,242	1,160,507
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)	2,624	1,885,445
Akumin Inc., 7.00%, 11/01/25 (Call 12/01/22)(a)	3,235	2,616,124
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(a)(b)	2,205	1,770,784
Catalent Pharma Solutions Inc. 3.13%, 02/15/29 (Call 02/15/24)(a)(b)	3,659	2,994,160
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	4,841	3,909,108
5.00%, 07/15/27 (Call 12/01/22)(a)(b)	3,074	2,890,083
Centene Corp. 2.45%, 07/15/28 (Call 05/15/28)(b)	14,272	11,738,720
2.50%, 03/01/31 (Call 12/01/30)	6,217	4,771,548
2.63%, 08/01/31 (Call 05/01/31)	7,765	5,942,011
3.00%, 10/15/30 (Call 07/15/30)	13,424	10,806,320
3.38%, 02/15/30 (Call 02/15/25)	12,346	10,257,057
4.25%, 12/15/27 (Call 12/15/22)	15,244	14,062,590
4.63%, 12/15/29 (Call 12/15/24)	4,050	3,665,250
Charles River Laboratories International Inc. 3.75%, 03/15/29 (Call 03/15/24)(a)	3,035	2,625,275
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	3,250	2,733,989
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	3,657	3,326,773

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
CHS/Community Health Systems Inc. 4.75%, 02/15/31 (Call 02/15/26)(a)	$7,183	$4,812,107
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	10,532	7,293,410
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	12,960	10,327,435
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	6,365	4,724,994
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	8,750	3,587,500
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	4,812	1,831,808
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	11,208	4,510,086
8.00%, 03/15/26 (Call 12/01/22)(a)(b)	14,344	12,371,700
8.00%, 12/15/27 (Call 12/15/22)(a)	5,041	4,081,345
DaVita Inc. 3.75%, 02/15/31 (Call 02/15/26)(a)(b)	10,453	7,557,833
4.63%, 06/01/30 (Call 06/01/25)(a)	18,415	14,356,794
Encompass Health Corp. 4.50%, 02/01/28 (Call 02/01/23)(b)	5,895	5,275,435
4.63%, 04/01/31 (Call 04/01/26)	2,542	2,097,150
4.75%, 02/01/30 (Call 02/01/25)(b)	5,406	4,608,615
5.75%, 09/15/25 (Call 12/01/22)(b)	1,007	997,830
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 12/01/22)(a)	3,500	1,050,000
Global Medical Response Inc., 6.50%, 10/01/25 (Call 11/03/22)(a)(b)	4,380	3,482,100
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 12/01/22)(a)(b)	2,099	1,910,090
IQVIA Inc. 5.00%, 10/15/26 (Call 12/01/22)(a)(b)	6,471	6,168,675
5.00%, 05/15/27 (Call 12/01/22)(a)(b)	7,083	6,749,249
Legacy LifePoint Health LLC 4.38%, 02/15/27 (Call 12/01/22)(a)(b)	4,402	3,470,876
6.75%, 04/15/25 (Call 12/01/22)(a)(b)	2,710	2,398,350
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	3,446	2,201,512
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	3,465	2,948,908
ModivCare Inc., 5.88%, 11/15/25 (Call 12/01/22)(a)(b)	3,390	3,220,247
Molina Healthcare Inc. 3.88%, 11/15/30 (Call 08/17/30)(a)	4,075	3,462,924
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	5,162	4,305,108
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	5,165	4,632,282
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	3,029	2,604,940
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 12/01/22)(a)(b)	6,150	5,360,094
Quorum Health Corp., 11.63%, 04/15/23(f)(g)	1,183	—
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	4,881	2,582,049
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/22)(a)(b)	9,827	7,835,067
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)(b)	5,279	3,947,318
Select Medical Corp., 6.25%, 08/15/26 (Call 12/01/22)(a)(b)	8,207	7,823,200
Surgery Center Holdings Inc. 6.75%, 07/01/25 (Call 12/01/22)(a)(b)	3,108	2,921,842
10.00%, 04/15/27 (Call 12/01/22)(a)(b)	2,689	2,609,123
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	3,870	3,205,080
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 11/16/22)(a)(b)	5,004	3,778,020
Tenet Healthcare Corp. 4.25%, 06/01/29 (Call 06/01/24)(a)(b)	9,745	8,210,162

Security	Par (000)	Value

Health Care - Services (continued)
4.38%, 01/15/30 (Call 12/01/24)(a)	$9,860	$8,272,540
4.63%, 07/15/24 (Call 12/01/22)(b)	4,086	3,983,850
4.63%, 09/01/24 (Call 11/16/22)(a)(b)	3,513	3,391,204
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	4,289	3,763,575
4.88%, 01/01/26 (Call 12/01/22)(a)	13,715	12,960,675
5.13%, 11/01/27 (Call 12/01/22)(a)	10,373	9,556,126
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	16,935	14,657,242
6.13%, 06/15/30 (Call 06/15/25)(a)	13,699	12,646,095
6.25%, 02/01/27 (Call 12/01/22)(a)(b)	10,274	9,804,684
6.88%, 11/15/31(b)	2,558	2,171,103
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	4,817	4,367,429
US Renal Care Inc., 10.63%, 07/15/27 (Call 12/01/22)(a)	2,949	1,170,771

		367,060,013

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC 5.00%, 01/15/32 (Call 01/15/27)(a)	2,250	1,639,968
5.25%, 04/15/29 (Call 04/15/24)(a)(b)	6,661	5,728,460
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.38%, 02/01/29 (Call 08/01/28)(b)	5,302	4,426,481
4.75%, 09/15/24 (Call 06/15/24)	6,576	6,399,303
5.25%, 05/15/27 (Call 11/15/26)	10,080	9,287,611
6.25%, 05/15/26 (Call 12/01/22)	8,688	8,344,824
6.38%, 12/15/25 (Call 12/01/22)	4,686	4,548,934
Stena AB, 7.00%, 02/01/24(a)(b)	1,706	1,602,150
Stena International SA 5.75%, 03/01/24(a)	1,289	1,208,439
6.13%, 02/01/25 (Call 11/11/22)(a)(b)	3,245	3,035,551

		46,221,721

Home Builders — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 08/01/29 (Call 08/01/24)(a)	2,483	1,865,354
4.63%, 04/01/30 (Call 04/01/25)(a)	2,655	1,970,302
6.63%, 01/15/28 (Call 01/15/23)(a)	1,725	1,464,637
Beazer Homes USA Inc. 5.88%, 10/15/27 (Call 11/16/22)(b)	2,302	1,933,680
7.25%, 10/15/29 (Call 10/15/24)(b)	2,623	2,170,532
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	3,491	2,684,348
5.00%, 06/15/29 (Call 06/15/24)(a)(b)	2,591	1,951,619
6.25%, 09/15/27 (Call 12/01/22)(a)(b)	4,139	3,611,277
Century Communities Inc. 3.88%, 08/15/29 (Call 02/15/29)(a)	3,410	2,685,511
6.75%, 06/01/27 (Call 12/01/22)	3,497	3,338,236
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	3,332	2,872,254
Forestar Group Inc. 3.85%, 05/15/26 (Call 05/15/23)(a)	2,735	2,328,087
5.00%, 03/01/28 (Call 03/01/23)(a)(b)	2,097	1,730,628
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)(b)	2,286	2,020,252
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 12/01/22)(a)	55	53,075
KB Home 4.00%, 06/15/31 (Call 12/15/30)	2,415	1,829,362
4.80%, 11/15/29 (Call 05/15/29)(b)	2,381	1,943,559
6.88%, 06/15/27 (Call 12/15/26)(b)	1,855	1,794,193

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
7.25%, 07/15/30 (Call 07/15/25)	$2,777	$2,565,254
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)	2,364	1,812,739
M/I Homes Inc. 3.95%, 02/15/30 (Call 08/15/29)	2,381	1,768,098
4.95%, 02/01/28 (Call 02/01/23)	2,600	2,230,774
Mattamy Group Corp. 4.63%, 03/01/30 (Call 03/01/25)(a)	4,286	3,341,998
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	3,056	2,611,199
Meritage Homes Corp. 3.88%, 04/15/29 (Call 10/15/28)(a)(b)	3,234	2,599,166
5.13%, 06/06/27 (Call 12/06/26)	2,208	1,977,051
6.00%, 06/01/25 (Call 03/01/25)	1,827	1,773,917
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 12/01/22)(a)(b)	2,090	1,618,739
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/28 (Call 02/15/23)(a)(b)	3,090	2,606,384
4.75%, 04/01/29 (Call 04/01/24)(a)(b)	2,095	1,707,886
Taylor Morrison Communities Inc. 5.13%, 08/01/30 (Call 02/01/30)(a)(b)	3,501	2,904,731
5.75%, 01/15/28 (Call 10/15/27)(a)	3,109	2,849,632
5.88%, 06/15/27 (Call 03/15/27)(a)	4,036	3,784,759
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)(b)	587	574,322
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	3,717	3,006,235
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	1,964	1,930,198
Tri Pointe Homes Inc. 5.25%, 06/01/27 (Call 12/01/26)(b)	2,184	1,878,270
5.70%, 06/15/28 (Call 12/15/27)	2,607	2,258,653
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)(b)	2,290	2,130,966

		86,177,877

Home Furnishings — 0.1%
Tempur Sealy International Inc. 3.88%, 10/15/31 (Call 10/15/26)(a)	5,425	4,073,416
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	5,290	4,254,035

		8,327,451

Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	4,164	3,308,298
Central Garden & Pet Co. 4.13%, 10/15/30 (Call 10/15/25)(b)	3,415	2,822,741
4.13%, 04/30/31 (Call 04/30/26)(a)	2,690	2,232,700
5.13%, 02/01/28 (Call 01/01/23)(b)	1,855	1,697,127
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	3,355	3,041,207
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	3,500	2,940,000
Spectrum Brands Inc. 3.88%, 03/15/31 (Call 03/15/26)(a)(b)	3,288	2,424,900
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,366	1,940,120
5.50%, 07/15/30 (Call 07/15/25)(a)(b)	1,961	1,574,226
5.75%, 07/15/25 (Call 12/01/22)(b)	2,300	2,269,364

		24,250,683

Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 12/01/22)(a)	1,559	1,488,830
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 12/01/22)(a)(b)	4,981	4,735,138

Security	Par (000)	Value

Housewares (continued)
Newell Brands Inc. 4.45%, 04/01/26 (Call 01/01/26)	$13,123	$12,211,608
4.88%, 06/01/25 (Call 05/01/25)	3,052	2,946,583
5.63%, 04/01/36 (Call 10/01/35)	2,880	2,392,992
5.75%, 04/01/46 (Call 10/01/45)	4,602	3,541,239
6.38%, 09/15/27 (Call 06/15/27)	3,385	3,307,992
6.63%, 09/15/29 (Call 06/15/29)(b)	3,500	3,421,250
Scotts Miracle-Gro Co. (The) 4.00%, 04/01/31 (Call 04/01/26)(b)	3,512	2,690,543
4.38%, 02/01/32 (Call 08/01/26)	3,108	2,352,242
4.50%, 10/15/29 (Call 10/15/24)(b)	2,666	2,160,913
5.25%, 12/15/26 (Call 11/16/22)(b)	574	533,820
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)	4,296	2,470,200

		44,253,350

Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc. 4.25%, 02/15/29 (Call 02/15/24)(a)	4,903	4,003,839
6.00%, 08/01/29 (Call 08/01/24)(a)	3,350	2,777,234
7.00%, 11/15/25 (Call 12/01/22)(a)(b)	6,908	6,492,825
10.13%, 08/01/26 (Call 12/01/22)(a)(b)	2,554	2,531,022
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	4,962	4,466,395
5.88%, 11/01/29 (Call 11/01/24)(a)	3,415	2,877,237
6.75%, 10/15/27 (Call 12/01/22)(a)(b)	9,277	8,465,263
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)(b)	5,500	4,701,626
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(d)	3,083	2,934,831
AssuredPartners Inc. 5.63%, 01/15/29 (Call 12/15/23)(a)(b)	3,908	3,214,330
7.00%, 08/15/25 (Call 12/01/22)(a)	3,155	3,023,036
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(a)(b)	5,310	4,261,665
Enstar Finance LLC 5.50%, 01/15/42 (Call 01/15/27)(b)(d)	4,110	3,229,391
5.75%, 09/01/40 (Call 09/01/25)(b)(d)	1,633	1,447,462
Genworth Holdings Inc., 6.50%, 06/15/34	2,230	1,850,900
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(d)	4,855	3,576,170
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 12/01/22)(a)(b)	3,475	3,310,576
Hub International Ltd. 5.63%, 12/01/29 (Call 12/01/24)(a)(b)	4,275	3,665,770
7.00%, 05/01/26 (Call 11/14/22)(a)(b)	9,782	9,659,725
Liberty Mutual Group Inc. 4.13%, 12/15/51 (Call 09/15/26)(a)(b)(d)	3,520	2,640,000
4.30%, 02/01/61 (Call 02/01/26)(a)(b)	4,860	2,863,123
7.80%, 03/07/87(a)(b)	2,997	3,299,113
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	4,797	4,351,982
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	2,272	2,269,819
Ohio National Financial Services Inc. 5.80%, 01/24/30 (Call 10/24/29)(a)	2,850	2,570,350
6.63%, 05/01/31(a)(b)	1,650	1,549,861
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(a)	2,713	2,319,615

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
USI Inc./NY, 6.88%, 05/01/25 (Call 12/01/22)(a)(b)	$3,524	$3,418,224

		101,771,384

Internet — 1.7%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	2,870	2,324,700
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	3,623	2,653,956
Arches Buyer Inc. 4.25%, 06/01/28 (Call 12/01/23)(a)	6,925	5,680,993
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	3,362	2,592,186
Cablevision Lightpath LLC 3.88%, 09/15/27 (Call 09/15/23)(a)(b)	2,991	2,543,051
5.63%, 09/15/28 (Call 09/15/23)(a)(b)	2,765	2,198,286
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)(b)	2,939	2,546,585
Cogent Communications Group Inc. 3.50%, 05/01/26 (Call 02/01/26)(a)(b)	2,640	2,382,600
7.00%, 06/15/27 (Call 06/15/24)(a)	3,375	3,204,216
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)	4,659	3,110,251
Getty Images Inc., 9.75%, 03/01/27 (Call 11/16/22)(a)(b)	1,998	1,976,961
Go Daddy Operating Co. LLC/GD Finance Co. Inc. 3.50%, 03/01/29 (Call 03/01/24)(a)	5,366	4,450,185
5.25%, 12/01/27 (Call 12/01/22)(a)(b)	3,449	3,229,018
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 11/14/22)(a)	3,612	2,421,187
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)(b)	3,310	2,663,160
Match Group Holdings II LLC 3.63%, 10/01/31 (Call 10/01/26)(a)	3,745	2,854,664
4.13%, 08/01/30 (Call 05/01/25)(a)	3,462	2,828,471
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	3,292	2,925,370
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	2,922	2,607,198
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	1,894	1,678,137
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)(b)	5,559	4,002,480
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc. 4.75%, 04/30/27 (Call 10/15/23)(a)(b)	2,530	2,274,315
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	2,080	1,631,843
10.75%, 06/01/28 (Call 06/01/23)(a)(b)	1,665	1,563,019
NortonLifeLock Inc. 5.00%, 04/15/25 (Call 11/14/22)(a)	6,274	6,088,446
6.75%, 09/30/27 (Call 09/30/24)(a)	6,250	6,161,219
7.13%, 09/30/30 (Call 09/30/25)(a)	4,075	4,005,684
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 12/01/22)(a)	5,209	3,427,887
Rakuten Group Inc. 5.13%, (Call 04/22/26)(a)(b)(d)(e)	5,150	3,746,110
6.25%, (Call 04/22/31)(a)(b)(d)(e)	6,975	4,692,082
TripAdvisor Inc., 7.00%, 07/15/25 (Call 11/14/22)(a)(b)	2,973	2,938,283
Twitter Inc. 3.88%, 12/15/27 (Call 09/15/27)(a)	4,228	4,264,995
5.00%, 03/01/30 (Call 12/01/29)(a)	6,208	6,242,053
Uber Technologies Inc. 4.50%, 08/15/29 (Call 08/15/24)(a)(b)	10,202	8,745,154
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	3,419	3,248,050
7.50%, 05/15/25 (Call 12/01/22)(a)	5,601	5,603,800
7.50%, 09/15/27 (Call 12/01/22)(a)(b)	8,322	8,320,076
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	3,213	2,715,692

		136,542,363

Security	Par (000)	Value

Iron & Steel — 0.7%
Allegheny Technologies Inc. 4.88%, 10/01/29 (Call 10/01/24)(b)	$2,389	$2,008,730
5.13%, 10/01/31 (Call 10/01/26)(b)	2,380	1,962,096
5.88%, 12/01/27 (Call 12/01/22)	2,510	2,281,429
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 12/01/22)(a)(b)	3,830	3,479,372
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)(b)	5,113	4,808,546
Carpenter Technology Corp. 6.38%, 07/15/28 (Call 07/15/23)	2,672	2,468,407
7.63%, 03/15/30 (Call 03/15/25)(b)	2,366	2,312,150
Cleveland-Cliffs Inc. 4.63%, 03/01/29 (Call 03/01/24)(a)(b)	2,950	2,540,098
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	2,240	1,891,904
5.88%, 06/01/27 (Call 12/01/22)(b)	3,691	3,432,630
6.75%, 03/15/26 (Call 12/01/22)(a)	3,918	3,888,615
Commercial Metals Co. 3.88%, 02/15/31 (Call 02/15/26)(b)	1,978	1,602,180
4.13%, 01/15/30 (Call 01/15/25)	2,413	2,027,399
4.38%, 03/15/32 (Call 03/15/27)	1,810	1,475,814
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 12/01/22)(a)(b)	2,488	2,307,620
Mineral Resources Ltd. 8.00%, 11/01/27 (Call 11/01/24)(a)	4,155	4,087,315
8.13%, 05/01/27 (Call 12/01/22)(a)	4,159	4,138,205
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	4,431	4,357,240
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(a)(b)	2,664	1,868,327
U.S. Steel Corp. 6.65%, 06/01/37(b)	1,797	1,497,217
6.88%, 03/01/29 (Call 03/01/24)(b)	3,650	3,349,496

		57,784,790

Leisure Time — 2.4%
Carnival Corp. 4.00%, 08/01/28 (Call 05/01/28)(a)	16,509	13,300,889
5.75%, 03/01/27 (Call 12/01/26)(a)(b)	23,155	16,046,068
6.00%, 05/01/29 (Call 11/01/24)(a)	13,530	8,974,009
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	9,765	7,342,792
9.88%, 08/01/27 (Call 02/01/24)(a)	6,093	5,681,722
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	4,384	4,296,145
10.50%, 06/01/30 (Call 06/01/25)(a)(b)	6,949	5,385,475
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28	13,525	13,695,144
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 12/01/22)(a)(b)	2,984	2,640,840
Life Time Inc. 5.75%, 01/15/26 (Call 01/15/23)(a)(b)	6,477	6,023,610
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	3,427	2,987,842
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)(b)	2,505	2,228,439
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)	3,705	2,610,914
NCL Corp. Ltd. 3.63%, 12/15/24 (Call 11/14/22)(a)(b)	3,447	2,990,987
5.88%, 03/15/26 (Call 12/15/25)(a)	9,834	8,051,587
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	6,897	6,155,572
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	4,115	3,278,132
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	3,607	2,804,442
Royal Caribbean Cruises Ltd. 3.70%, 03/15/28 (Call 12/15/27)(b)	3,411	2,472,975
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	4,217	3,352,726

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
5.38%, 07/15/27 (Call 10/15/26)(a)(b)	$6,976	$5,422,556
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	6,750	5,518,800
5.50%, 04/01/28 (Call 10/01/27)(a)(b)	10,320	7,946,400
7.50%, 10/15/27(b)	1,827	1,514,574
8.25%, 01/15/29 (Call 04/01/25)(a)	7,205	7,181,404
9.25%, 01/15/29 (Call 04/01/25)(a)(b)	6,725	6,825,875
11.50%, 06/01/25 (Call 11/11/22)(a)(b)	8,111	8,735,304
11.63%, 08/15/27 (Call 08/15/24)(a)(b)	8,820	8,457,851
Viking Cruises Ltd. 5.88%, 09/15/27 (Call 12/01/22)(a)(b)	5,553	4,388,241
6.25%, 05/15/25 (Call 12/01/22)(a)(b)	1,839	1,609,125
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	3,402	2,698,997
13.00%, 05/15/25 (Call 11/16/22)(a)(b)	3,569	3,836,675
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(a)	2,370	1,847,486
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	3,472	2,712,812
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	4,790	3,943,320

		192,959,730

Lodging — 1.9%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 12/01/22)(a)(b)	747	750,638
Boyd Gaming Corp. 4.75%, 12/01/27 (Call 12/01/22)(b)	6,715	6,186,664
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	5,935	5,013,532
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)(b)	3,118	2,712,660
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	3,676	3,222,725
Hilton Domestic Operating Co. Inc. 3.63%, 02/15/32 (Call 08/15/26)(a)	10,342	8,234,817
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	5,441	4,635,215
4.00%, 05/01/31 (Call 05/01/26)(a)	7,475	6,248,708
4.88%, 01/15/30 (Call 01/15/25)(b)	6,806	6,099,877
5.38%, 05/01/25 (Call 11/14/22)(a)	1,949	1,919,765
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	3,614	3,487,510
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)(b)	3,415	2,791,762
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	6,160	5,283,001
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 11/16/22)(b)	3,912	3,716,400
Las Vegas Sands Corp. 2.90%, 06/25/25 (Call 05/25/25)	3,410	3,088,301
3.20%, 08/08/24 (Call 07/08/24)	11,535	10,983,412
3.50%, 08/18/26 (Call 06/18/26)	6,825	5,961,140
3.90%, 08/08/29 (Call 05/08/29)	5,232	4,228,967
Marriott Ownership Resorts Inc. 4.50%, 06/15/29 (Call 06/15/24)(a)	3,638	3,045,825
4.75%, 01/15/28 (Call 12/01/22)(b)	2,737	2,362,566
6.13%, 09/15/25 (Call 12/01/22)(a)(b)	669	661,420
MGM Resorts International 4.63%, 09/01/26 (Call 06/01/26)(b)	2,776	2,533,100
4.75%, 10/15/28 (Call 07/15/28)(b)	5,126	4,444,409
5.50%, 04/15/27 (Call 01/15/27)	4,674	4,304,988
5.75%, 06/15/25 (Call 03/15/25)(b)	4,291	4,162,270
6.75%, 05/01/25 (Call 12/01/22)(b)	4,305	4,250,025
Station Casinos LLC 4.50%, 02/15/28 (Call 02/15/23)(a)	4,507	3,882,780
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	3,885	3,086,732

Security	Par (000)	Value

Lodging (continued)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 12/01/22)(a)(b)	$1,372	$1,282,723
Travel + Leisure Co. 4.50%, 12/01/29 (Call 09/01/29)(a)(b)	4,775	3,891,625
4.63%, 03/01/30 (Call 12/01/29)(a)	2,361	1,905,834
5.65%, 04/01/24 (Call 02/01/24)	813	799,676
6.00%, 04/01/27 (Call 01/01/27)(b)	3,162	2,952,375
6.60%, 10/01/25 (Call 07/01/25)	2,213	2,163,318
6.63%, 07/31/26 (Call 04/30/26)(a)	4,348	4,233,691
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)(b)	3,262	2,871,604
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	6,497	5,651,091
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	11,856	11,221,467

		154,272,613

Machinery — 0.7%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)(b)	2,166	1,851,930
BWX Technologies Inc. 4.13%, 06/30/28 (Call 06/30/23)(a)(b)	2,179	1,906,625
4.13%, 04/15/29 (Call 04/15/24)(a)(b)	3,000	2,593,800
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	3,630	2,940,300
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 12/01/22)(a)(b)	1,874	1,752,190
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 11/14/22), (13.75% PIK)(a)(c)	2,858	2,611,583
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 11/16/22)(a)(b)	2,208	2,007,911
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 12/01/22)(a)	1,702	1,637,784
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	2,389	2,071,550
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(a)	2,210	1,419,925
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)(b)	3,430	2,786,875
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	1,620	1,622,106
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	3,889	3,469,182
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 12/01/22)(a)(b)	4,584	3,747,420
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	2,956	2,443,208
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	10,306	9,236,752
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	5,745	4,997,461
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	5,575	4,770,076

		53,866,678

Manufacturing — 0.3%
Amsted Industries Inc. 4.63%, 05/15/30 (Call 05/15/25)(a)	3,286	2,710,950
5.63%, 07/01/27 (Call 12/01/22)(a)	2,105	1,947,125
EnPro Industries Inc., 5.75%, 10/15/26 (Call 12/01/22)	2,088	1,994,040
FXI Holdings Inc. 7.88%, 11/01/24 (Call 12/01/22)(a)(b)	3,343	2,868,227
12.25%, 11/15/26 (Call 12/01/22)(a)(b)	5,150	4,466,080

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 12/01/22)(a)(b)	$3,571	$3,428,160
Hillenbrand Inc. 3.75%, 03/01/31 (Call 03/01/26)(b)	2,386	1,908,800
5.00%, 09/15/26 (Call 07/15/26)	1,972	1,856,612
5.75%, 06/15/25 (Call 12/01/22)	1,724	1,711,070
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	4,660	4,230,768
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	1,522	1,443,130

		28,564,962

Media — 8.3%
Altice Financing SA 5.00%, 01/15/28 (Call 01/15/23)(a)(b)	8,191	6,476,286
5.75%, 08/15/29 (Call 08/15/24)(a)	14,065	11,037,649
AMC Networks Inc. 4.25%, 02/15/29 (Call 02/15/24)(b)	7,434	5,742,765
4.75%, 08/01/25 (Call 12/01/22)(b)	5,365	4,903,127
5.00%, 04/01/24 (Call 12/01/22)	1,335	1,295,978
Audacy Capital Corp. 6.50%, 05/01/27 (Call 11/16/22)(a)	2,719	802,105
6.75%, 03/31/29 (Call 03/31/24)(a)	2,981	847,747
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)(b)	2,003	1,437,153
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)	1,893	1,645,074
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	4,456	3,626,738
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/31 (Call 07/01/25)(a)	20,085	15,867,150
4.25%, 01/15/34 (Call 01/15/28)(a)	13,482	9,909,270
4.50%, 08/15/30 (Call 02/15/25)(a)	18,103	14,691,671
4.50%, 05/01/32 (Call 05/01/26)	19,370	15,302,300
4.50%, 06/01/33 (Call 06/01/27)(a)	11,867	8,998,872
4.75%, 03/01/30 (Call 09/01/24)(a)	20,885	17,551,754
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	8,830	7,064,419
5.00%, 02/01/28 (Call 11/16/22)(a)	17,025	15,407,625
5.13%, 05/01/27 (Call 12/01/22)(a)	22,175	20,544,694
5.38%, 06/01/29 (Call 06/01/24)(a)	10,115	9,036,539
5.50%, 05/01/26 (Call 12/01/22)(a)(b)	4,907	4,722,988
6.38%, 09/01/29 (Call 09/01/25)(a)	9,762	8,995,541
Cengage Learning Inc., 9.50%, 06/15/24 (Call 12/01/22)(a)(b)	3,527	3,335,202
CSC Holdings LLC 3.38%, 02/15/31 (Call 02/15/26)(a)(b)	6,885	4,991,625
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	7,378	5,804,789
4.50%, 11/15/31 (Call 11/15/26)(a)	10,160	7,902,194
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	15,830	11,393,999
5.00%, 11/15/31 (Call 11/15/26)(a)	3,230	2,302,206
5.25%, 06/01/24(b)	3,728	3,616,160
5.38%, 02/01/28 (Call 02/01/23)(a)	6,720	6,199,200
5.50%, 04/15/27 (Call 12/01/22)(a)(b)	8,706	8,161,875
5.75%, 01/15/30 (Call 01/15/25)(a)	15,140	11,582,100
6.50%, 02/01/29 (Call 02/01/24)(a)	11,624	10,955,620
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	7,018	6,080,185
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 12/01/22)(a)(b)	2,869	2,427,106
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 11/16/22)(a)(b)	16,788	3,357,600
6.63%, 08/15/27 (Call 11/16/22)(a)	6,320	308,100
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	25,196	22,691,518

Security	Par (000)	Value

Media (continued)
DISH DBS Corp. 5.25%, 12/01/26 (Call 06/01/26)(a)(b)	$18,766	$16,302,962
5.75%, 12/01/28 (Call 12/01/27)(a)	17,050	13,746,562
5.88%, 11/15/24(b)	13,462	12,409,272
7.38%, 07/01/28 (Call 07/01/23)(b)	6,994	5,295,297
7.75%, 07/01/26	13,503	11,393,696
5.13%, 06/01/29	10,173	6,832,677
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	2,404	1,798,210
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)(b)	4,297	3,617,644
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	9,001	7,223,302
Gray Television Inc. 4.75%, 10/15/30 (Call 10/15/25)(a)(b)	5,781	4,566,990
5.88%, 07/15/26 (Call 12/01/22)(a)(b)	4,415	4,161,138
7.00%, 05/15/27 (Call 11/14/22)(a)(b)	4,763	4,536,758
iHeartCommunications Inc. 4.75%, 01/15/28 (Call 01/15/23)(a)(b)	3,629	3,166,303
5.25%, 08/15/27 (Call 11/16/22)(a)(b)	5,301	4,824,811
6.38%, 05/01/26 (Call 11/16/22)	4,785	4,558,576
8.38%, 05/01/27 (Call 11/16/22)(b)	8,780	7,886,559
LCPR Senior Secured Financing DAC 5.13%, 07/15/29 (Call 07/15/24)(a)	5,415	4,562,138
6.75%, 10/15/27 (Call 12/01/22)(a)	7,952	7,415,240
Liberty Interactive LLC 8.25%, 02/01/30	3,340	2,085,062
8.50%, 07/15/29(b)	1,987	1,261,745
McGraw-Hill Education Inc. 5.75%, 08/01/28 (Call 08/01/24)(a)(b)	5,439	4,789,039
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	5,282	4,496,303
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 11/16/22)(a)(b)	2,508	2,285,178
News Corp. 3.88%, 05/15/29 (Call 05/15/24)(a)(b)	6,414	5,512,833
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	3,565	3,181,763
Nexstar Media Inc. 4.75%, 11/01/28 (Call 11/01/23)(a)(b)	6,710	5,888,696
5.63%, 07/15/27 (Call 11/14/22)(a)(b)	11,514	10,874,973
Paramount Global 6.25%, 02/28/57 (Call 02/28/27)(d)	4,596	3,848,056
6.38%, 03/30/62 (Call 03/30/27)(d)	6,980	5,901,025
Radiate Holdco LLC/Radiate Finance Inc. 4.50%, 09/15/26 (Call 09/15/23)(a)(b)	5,855	4,947,475
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	7,127	4,490,010
Scripps Escrow II Inc. 3.88%, 01/15/29 (Call 01/15/24)(a)(b)	3,456	2,854,103
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	2,795	2,270,938
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 12/01/22)(a)(b)	3,436	3,112,844
Sinclair Television Group Inc. 4.13%, 12/01/30 (Call 12/01/25)(a)	5,351	4,120,698
5.13%, 02/15/27 (Call 11/16/22)(a)(b)	1,855	1,558,757
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	3,394	2,537,932
Sirius XM Radio Inc. 3.13%, 09/01/26 (Call 09/01/23)(a)(b)	6,489	5,798,570
3.88%, 09/01/31 (Call 09/01/26)(a)	10,313	8,250,400
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	13,640	11,725,997
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	10,025	8,203,344
5.00%, 08/01/27 (Call 12/01/22)(a)(b)	10,108	9,299,360
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	8,563	7,897,655

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)(b)	$1,737	$1,067,578
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	6,415	6,106,246
4.75%, 03/15/26 (Call 03/15/23)(a)	3,002	2,916,195
5.00%, 09/15/29 (Call 09/15/24)(b)	7,269	6,891,724
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	6,400	5,565,440
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	4,029	3,804,142
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	7,284	6,132,254
5.13%, 02/15/25 (Call 11/14/22)(a)	8,802	8,504,932
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	10,237	10,109,037
7.38%, 06/30/30 (Call 06/30/25)(a)	6,195	5,993,662
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	8,355	7,015,944
UPC Holding BV, 5.50%, 01/15/28 (Call 11/11/22)(a)	3,000	2,633,078
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)(b)	5,426	4,741,239
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	3,666	3,087,065
5.13%, 04/15/27 (Call 12/01/22)(a)(b)	4,472	4,220,450
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	2,061	2,047,562
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	6,015	4,820,347
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	6,330	5,230,727
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	9,448	8,585,587
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	3,605	3,069,300
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	10,310	8,217,998
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	3,520	2,789,318
6.00%, 01/15/27 (Call 12/01/22)(a)(b)	3,979	3,579,902
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	6,835	5,736,991

		671,374,533

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 11/16/22)(a)	2,441	2,263,393
6.38%, 06/15/30 (Call 07/15/25)(a)(b)	2,907	2,809,296
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 12/01/22)(b)	2,663	1,864,100
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)(b)	3,838	3,367,768

		10,304,557

Mining — 1.2%
Arconic Corp.
6.00%, 05/15/25 (Call 12/01/22)(a)	3,502	3,467,645
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	6,623	6,208,268
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(a)(b)	1,952	1,674,738
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)(b)	2,736	2,106,894
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)(b)	666	631,081
6.75%, 12/01/27 (Call 12/01/22)(a)(b)	3,805	3,579,465
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	3,680	2,877,760
5.63%, 06/15/28 (Call 06/15/23)(a)(b)	2,095	1,838,446

Security	Par (000)	Value

Mining (continued)
5.88%, 02/15/26 (Call 12/01/22)(a)	$1,609	$1,497,915
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	3,335	2,697,515
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	10,126	8,048,145
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	4,297	3,844,956
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	3,659	3,568,571
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	4,973	4,462,273
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	5,725	5,024,260
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)(b)	3,582	3,398,692
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)(a)	2,971	2,606,354
6.13%, 04/01/29 (Call 04/01/24)(a)	4,721	3,906,627
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	3,001	2,010,670
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 11/16/22)(a)(b)	1,585	1,620,662
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	3,640	2,855,580
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	3,627	3,172,900
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	2,875	2,451,760
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	5,295	4,634,378
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	5,175	4,009,124
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	11,127	9,452,887
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 12/01/22)(a)(b)	3,135	2,827,895
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	2,961	2,463,789

		96,939,250

Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)(b)	2,660	1,705,725
7.25%, 03/15/29 (Call 03/15/24)(a)(b)	2,573	1,648,161
Xerox Corp.
3.80%, 05/15/24	1,220	1,162,611
4.80%, 03/01/35(b)	1,972	1,218,206
6.75%, 12/15/39(b)	2,256	1,653,539
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	4,999	4,513,247
5.50%, 08/15/28 (Call 07/15/28)(a)	5,288	4,177,520

		16,079,009

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)(b)	2,060	1,625,466
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	2,878	2,519,113

		4,144,579

Oil & Gas — 6.7%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/23)(a)(b)	5,155	5,234,681
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	3,800	3,512,453
7.63%, 02/01/29 (Call 02/01/24)(a)	3,380	3,447,600
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	3,981	3,541,954
4.38%, 10/15/28 (Call 07/15/28)	1,860	1,662,172
4.75%, 04/15/43 (Call 10/15/42)	2,997	2,247,750
5.10%, 09/01/40 (Call 03/01/40)(b)	9,036	7,316,630
5.25%, 02/01/42 (Call 08/01/41)	2,675	2,146,688
5.35%, 07/01/49 (Call 01/01/49)	2,674	2,063,805

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.00%, 01/15/37	$3,040	$2,736,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	2,845	2,496,488
7.00%, 11/01/26 (Call 12/01/22)(a)	3,331	3,281,035
8.25%, 12/31/28 (Call 02/01/24)(a)(b)	2,444	2,358,460
9.00%, 11/01/27 (Call 11/01/26)(a)	1,519	1,853,180
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(a)(b)	2,810	2,873,225
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 12/01/22)(a)	2,939	2,630,405
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)(b)	3,839	3,765,330
Callon Petroleum Co.
6.38%, 07/01/26 (Call 12/01/22)(b)	1,126	1,079,755
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	4,324	4,106,935
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	4,385	4,368,819
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(a)(b)	2,595	2,456,023
11.00%, 04/15/25 (Call 12/01/22)(a)(b)	2,959	3,075,922
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 12/01/22)(a)	1,457	1,413,290
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	3,210	3,111,292
5.88%, 02/01/29 (Call 02/05/24)(a)	3,739	3,532,607
6.75%, 04/15/29 (Call 04/15/24)(a)	6,557	6,422,405
Citgo Holding Inc., 9.25%, 08/01/24 (Call 12/01/22)(a)	8,122	8,129,513
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	4,180	4,116,715
7.00%, 06/15/25 (Call 12/01/22)(a)	6,910	6,803,931
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	2,775	2,554,221
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	3,503	3,270,015
7.25%, 03/14/27 (Call 12/01/22)(a)	1,641	1,629,021
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	3,415	3,389,968
Colgate Energy Partners III LLC
5.88%, 07/01/29 (Call 07/01/24)(a)	5,046	4,704,184
7.75%, 02/15/26 (Call 02/15/24)(a)	1,820	1,810,375
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	6,737	6,079,604
6.75%, 03/01/29 (Call 03/01/24)(a)	8,287	7,934,802
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	2,502	2,272,882
5.63%, 10/15/25 (Call 12/01/22)(a)	7,082	6,849,710
CVR Energy Inc.
5.25%, 02/15/25 (Call 11/16/22)(a)(b)	3,838	3,698,201
5.75%, 02/15/28 (Call 02/15/23)(a)	2,866	2,593,730
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	4,028	3,810,851
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(a)(b)	4,945	4,632,918
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(a)	6,409	6,229,317
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)(b)	3,130	2,765,292
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(a)(b)	2,139	2,196,389
EnQuest PLC, 11.63%, 11/01/27	2,100	2,053,170
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 12/01/22)(a)	1,864	1,686,752

Security	Par (000)	Value

Oil & Gas (continued)
Global Marine Inc., 7.00%, 06/01/28	$1,722	$1,102,080
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)(b)	1,554	1,204,070
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(a)(b)	1,324	1,127,321
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)	2,331	2,323,839
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)(b)	3,320	2,991,154
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	4,458	4,079,070
6.00%, 04/15/30 (Call 04/15/25)(a)	3,333	3,018,045
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	4,020	3,647,869
6.25%, 11/01/28 (Call 11/01/23)(a)	3,308	3,109,520
6.25%, 04/15/32 (Call 05/15/27)(a)	3,502	3,212,139
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)(b)	4,884	4,528,982
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	4,290	4,235,002
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	2,181	2,071,950
9.50%, 01/15/25 (Call 12/01/22)(b)	2,619	2,620,637
10.13%, 01/15/28 (Call 01/15/23)(b)	2,320	2,279,400
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 11/14/22)(a)(b)	1,747	1,696,840
Matador Resources Co., 5.88%, 09/15/26 (Call 11/16/22)(b)	4,961	4,874,182
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	3,503	3,344,139
7.13%, 02/01/27 (Call 02/01/23)(a)	6,304	6,414,635
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 12/01/22)(a)(b)	4,913	4,519,960
10.50%, 05/15/27 (Call 12/01/22)(a)	3,135	3,009,600
Murphy Oil Corp.
5.75%, 08/15/25 (Call 12/01/22)(b)	1,450	1,429,543
5.88%, 12/01/27 (Call 12/01/22)(b)	3,989	3,873,678
6.13%, 12/01/42 (Call 06/01/42)	2,391	1,885,743
6.38%, 07/15/28 (Call 07/15/24)(b)	4,006	3,919,462
7.05%, 05/01/29	1,080	1,064,089
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	3,316	3,191,650
7.38%, 05/15/27 (Call 05/15/24)(a)	4,475	4,396,553
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 12/01/22)(a)(b)	3,783	3,650,595
7.50%, 01/15/28 (Call 01/15/23)(a)(b)	2,752	2,552,480
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 12/01/22)(a)	4,835	4,696,194
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)(b)	5,245	5,087,650
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)(b)	2,980	2,911,162
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)(b)	100	96,220
3.40%, 04/15/26 (Call 01/15/26)(b)	1,966	1,857,870
3.50%, 08/15/29 (Call 05/15/29)(b)	2,047	1,857,653
4.10%, 02/15/47 (Call 08/15/46)(b)	975	770,341
4.30%, 08/15/39 (Call 02/15/39)(b)	1,085	892,917
4.40%, 04/15/46 (Call 10/15/45)(b)	2,039	1,660,252
4.40%, 08/15/49 (Call 02/15/49)	375	302,815
5.50%, 12/01/25 (Call 09/01/25)(b)	5,137	5,152,411

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.55%, 03/15/26 (Call 12/15/25)(b)	$7,790	$7,906,850
5.88%, 09/01/25 (Call 06/01/25)	6,220	6,266,650
6.13%, 01/01/31 (Call 07/01/30)(b)	7,858	7,878,667
6.20%, 03/15/40	6,781	6,523,593
6.38%, 09/01/28 (Call 03/01/28)(b)	4,022	4,082,164
6.45%, 09/15/36(b)	12,453	12,353,127
6.60%, 03/15/46 (Call 09/15/45)	9,432	9,283,776
6.63%, 09/01/30 (Call 03/01/30)(b)	10,236	10,646,003
6.95%, 07/01/24(b)	2,948	3,020,550
7.50%, 05/01/31	5,945	6,390,875
7.88%, 09/15/31(b)	3,453	3,757,934
7.95%, 06/15/39	2,443	2,639,939
8.00%, 07/15/25 (Call 04/15/25)	3,003	3,169,997
8.50%, 07/15/27 (Call 01/15/27)(b)	3,468	3,770,583
8.88%, 07/15/30 (Call 01/15/30)	6,862	7,788,370
Par Petroleum LLC/Par Petroleum Finance Corp.,
7.75%, 12/15/25 (Call 12/01/22)(a)	1,765	1,685,575
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	5,372	4,523,117
4.63%, 05/01/30 (Call 05/01/25)(a)	5,370	4,466,847
5.88%, 07/15/27 (Call 12/01/22)(a)(b)	3,091	2,904,133
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	3,010	2,657,631
5.15%, 11/15/29 (Call 08/15/29)(b)	2,330	2,057,100
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	5,747	5,222,586
7.25%, 06/15/25 (Call 12/01/22)	4,141	4,097,023
PDC Energy Inc., 5.75%, 05/15/26 (Call 12/01/22)	4,184	4,011,033
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)(b)	2,462	2,428,837
Permian Resources Operating LLC, 5.38%, 01/15/26 (Call 12/01/22)(a)	2,171	2,005,461
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	4,139	3,067,525
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(a)(b)	3,252	2,990,637
7.13%, 01/15/26 (Call 11/16/22)(a)(b)	1,224	1,202,470
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	3,455	3,054,255
4.88%, 05/15/25 (Call 02/15/25)	4,223	4,073,485
8.25%, 01/15/29 (Call 01/15/24)	4,693	4,877,341
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	4,840	4,310,649
SM Energy Co.
5.63%, 06/01/25 (Call 12/01/22)(b)	1,465	1,423,113
6.50%, 07/15/28 (Call 07/15/24)	3,530	3,424,100
6.63%, 01/15/27 (Call 12/01/22)	1,388	1,360,240
6.75%, 09/15/26 (Call 12/01/22)(b)	2,982	2,937,270
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	7,917	6,833,954
5.38%, 02/01/29 (Call 02/01/24)	4,634	4,321,205
5.38%, 03/15/30 (Call 03/15/25)(b)	8,257	7,637,725
5.70%, 01/23/25 (Call 10/23/24)	1,812	1,780,756
7.75%, 10/01/27 (Call 12/01/22)(b)	1,749	1,799,144
8.38%, 09/15/28 (Call 09/15/23)(b)	2,432	2,515,634
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)(b)	3,624	3,068,223
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	5,705	4,900,024
4.50%, 04/30/30 (Call 04/30/25)(b)	5,796	4,928,976
5.88%, 03/15/28 (Call 03/15/23)(b)	2,704	2,574,142

Security	Par (000)	Value

Oil & Gas (continued)
6.00%, 04/15/27 (Call 12/01/22)	$3,174	$3,109,885
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	4,056	4,301,185
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)(b)	3,299	3,080,147
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)(b)	2,910	2,595,662
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 12/01/22)(a)	1,006	978,233
Transocean Inc.
6.80%, 03/15/38	3,959	2,405,093
7.25%, 11/01/25 (Call 11/11/22)(a)	3,055	2,696,037
7.50%, 01/15/26 (Call 11/11/22)(a)	4,088	3,454,360
7.50%, 04/15/31	2,631	1,716,728
8.00%, 02/01/27 (Call 02/01/23)(a)	4,189	3,394,779
11.50%, 01/30/27 (Call 07/30/23)(a)	4,744	4,765,680
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 12/01/22)(a)	1,833	1,764,312
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 12/01/22)(a)	3,386	3,306,367
Vantage Drilling International, 9.25%, 11/15/23 (Call 12/01/22)(a)(b)	1,314	1,284,435
Vermilion Energy Inc.
5.63%, 03/15/25 (Call 12/01/22)(a)(b)	930	899,073
6.88%, 05/01/30 (Call 05/01/25)(a)	3,202	2,995,573
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 12/01/22)(a)(b)	2,867	2,696,629
W&T Offshore Inc., 9.75%, 11/01/23 (Call 12/01/22)(a)(b)	2,827	2,798,966

		541,468,610

Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	5,254	4,885,695
6.88%, 04/01/27 (Call 12/01/22)(a)	3,247	3,092,768
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)(b)	2,796	2,588,031
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	3,565	3,152,102
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 12/01/22)(a)(b)	2,074	1,847,605
KLX Energy Services Holdings Inc.,
11.50%, 11/01/25 (Call 12/01/22)(a)	1,585	1,296,982
Nine Energy Service Inc., 8.75%, 11/01/23(a)	1,532	1,336,532
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)(b)	1,985	1,899,923
6.00%, 02/01/28 (Call 11/01/27)(b)	2,062	1,839,696
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 12/01/22)(a)	1,040	1,034,342
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/22)(a)	1,351	1,317,566
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 12/01/22)	4,723	4,533,466
6.88%, 09/01/27 (Call 12/01/22)(b)	5,084	4,855,220
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	3,151	3,009,205
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	11,282	10,633,285
11.00%, 12/01/24 (Call 12/01/22)(a)(b)	422	433,733
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(a)(b)	2,645	2,563,640

		50,319,791

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 2.4%
ARD Finance SA, 6.50%, 06/30/27 (Call 12/01/22), (7.25% PIK)(a)(c)	$6,060	$4,348,050
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	4,055	3,324,715
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	7,260	5,507,363
6.00%, 06/15/27 (Call 06/15/24)(a)(b)	4,098	3,932,318
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 11/11/22)(a)	8,330	7,163,800
5.25%, 04/30/25 (Call 12/01/22)(a)	4,445	4,191,413
5.25%, 08/15/27 (Call 12/01/22)(a)	12,425	8,728,562
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	8,807	6,839,516
3.13%, 09/15/31 (Call 06/15/31)(b)	5,820	4,456,374
4.00%, 11/15/23(b)	3,651	3,575,187
4.88%, 03/15/26 (Call 12/15/25)(b)	5,106	4,899,360
5.25%, 07/01/25(b)	6,774	6,686,006
Berry Global Inc.
4.50%, 02/15/26 (Call 12/01/22)(a)(b)	1,612	1,499,160
5.63%, 07/15/27 (Call 12/01/22)(a)(b)	3,063	2,905,102
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)(b)	2,802	2,396,410
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	3,590	3,408,346
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	7,389	6,493,084
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(a)(b)	3,660	3,348,488
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	2,341	2,162,616
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 12/01/22)(b)	5,530	5,292,818
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	2,408	2,434,079
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	3,622	2,968,640
Graphic Packaging International LLC
3.50%, 03/15/28(a)	3,426	2,962,241
3.50%, 03/01/29 (Call 09/01/28)(a)(b)	1,955	1,651,205
3.75%, 02/01/30 (Call 08/01/29)(a)	3,390	2,914,586
4.13%, 08/15/24 (Call 05/15/24)(b)	832	810,668
4.75%, 07/15/27 (Call 04/15/27)(a)	2,246	2,067,363
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 12/01/22)(a)	4,965	3,693,653
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	3,787	3,289,615
6.75%, 07/15/26 (Call 11/14/22)(a)	4,499	4,274,050
8.25%, 11/01/29 (Call 11/01/24)(a)	3,080	2,453,251
10.50%, 07/15/27 (Call 11/14/22)(a)(b)	4,441	3,996,900
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/22)(a)(b)	2,424	2,230,080
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 12/01/22)(a)(b)	8,201	8,036,980
7.25%, 04/15/25 (Call 12/01/22)(a)(b)	9,353	8,418,612
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	2,568	2,157,120
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	1,839	1,737,855
5.88%, 08/15/23(a)	17	16,913
6.38%, 08/15/25(a)(b)	2,283	2,128,898

Security	Par (000)	Value

Packaging & Containers (continued)
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	$3,894	$3,718,707
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	6,448	5,706,480
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	3,326	2,910,250
Pactiv LLC, 7.95%, 12/15/25	1,729	1,605,067
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	2,965	2,640,863
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	3,320	3,028,338
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	1,846	1,818,310
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	2,399	2,351,020
6.88%, 07/15/33(a)	2,657	2,544,848
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 11/16/22)(b)	3,408	3,118,320
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 11/14/22)(a)(b)	1,871	1,611,116
9.25%, 08/01/24 (Call 11/14/22)(a)(b)	1,862	1,736,671
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)(b)	2,519	2,163,544
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 12/01/22)(a)(b)	6,704	6,165,669
8.50%, 08/15/27 (Call 11/11/22)(a)(b)	4,498	4,229,069

		194,749,669

Pharmaceuticals — 2.0%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)(b)	3,095	2,615,275
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	3,105	2,618,688
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	4,026	3,492,555
6.13%, 08/01/28 (Call 08/01/23)(a)(b)	3,120	2,885,766
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	10,601	6,493,112
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	961	372,388
5.50%, 11/01/25 (Call 12/01/22)(a)	11,577	9,249,791
5.75%, 08/15/27 (Call 11/16/22)(a)	3,271	2,066,377
6.13%, 02/01/27 (Call 02/01/24)(a)	6,685	4,388,305
11.00%, 09/30/28(b)	24,651	18,981,270
14.00%, 10/15/30(b)	4,893	2,801,242
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)(b)	5,725	5,406,117
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)	3,590	2,977,187
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	5,199	4,651,129
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	3,580	3,068,991
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 12/01/22)(a)	4,191	3,912,320
HLF Financing Sarl LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 06/01/24)(a)	4,275	3,175,132
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 12/01/22)(a)(b)	3,055	2,940,437
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	9,960	8,839,500
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(a)(b)	1,850	575,813
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 11/14/22)(a)(b)	2,150	1,451,250
10.00%, 04/15/25 (Call 11/16/22)(a)	3,325	2,984,187
10.00%, 06/15/29 (Call 06/15/26)(a)(b)	2,544	1,411,920
11.50%, 12/15/28 (Call 06/15/27)(a)(b)	4,580	4,168,281

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	$3,422	$2,955,171
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	14,400	12,683,808
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	13,745	11,673,216
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	3,322	2,572,424
6.63%, 04/01/30 (Call 04/01/25)(a)	4,262	3,543,001
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 12/01/22)(a)	3,307	2,552,872
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	4,315	4,110,512
4.38%, 03/15/26 (Call 12/15/25)(b)	4,645	4,351,715
4.40%, 06/15/30 (Call 03/15/30)(b)	5,308	4,435,577
4.90%, 12/15/44 (Call 06/15/44)	1,955	1,284,325
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	2,645	2,383,785
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	4,254	3,411,751
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	2,452	2,278,570

		159,763,760

Pipelines — 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	5,147	4,695,608
5.75%, 03/01/27 (Call 11/16/22)(a)	4,775	4,547,232
5.75%, 01/15/28 (Call 01/15/23)(a)	4,683	4,412,042
7.88%, 05/15/26 (Call 05/15/23)(a)	3,152	3,215,040
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 12/01/22)(a)	1,896	1,801,200
7.63%, 12/15/25 (Call 12/15/22)(a)(b)	4,578	4,520,894
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	4,413	3,871,084
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	3,024	2,850,150
4.13%, 12/01/27 (Call 09/01/27)	3,068	2,664,988
4.35%, 10/15/24 (Call 07/15/24)(b)	1,446	1,376,924
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	3,390	2,940,825
5.60%, 10/15/44 (Call 04/15/44)(b)	1,983	1,467,420
5.85%, 11/15/43 (Call 05/15/43)	2,735	2,052,130
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	10,637	9,812,632
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	8,070	6,279,832
4.00%, 03/01/31 (Call 03/01/26)	10,261	8,650,895
4.50%, 10/01/29 (Call 10/01/24)(b)	10,222	9,025,515
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(a)(b)	3,182	2,617,195
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	9,385	8,329,187
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 11/16/22)(a)(b)	4,063	3,821,564
5.75%, 04/01/25 (Call 12/01/22)	2,480	2,418,000
6.00%, 02/01/29 (Call 02/01/24)(a)	4,568	4,271,537
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	3,215	3,215,000
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	2,914	2,609,331
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	7,491	6,475,969
4.38%, 06/15/31 (Call 06/15/26)(a)	6,636	5,590,830

Security	Par (000)	Value

Pipelines (continued)
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	$3,450	$3,185,040
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	3,447	3,303,777
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	4,785	4,701,262
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	3,766	3,548,626
4.85%, 07/15/26 (Call 04/15/26)	4,067	3,833,432
5.05%, 04/01/45 (Call 10/01/44)	2,885	2,094,856
5.45%, 06/01/47 (Call 12/01/46)	3,070	2,332,555
5.60%, 04/01/44 (Call 10/01/43)	2,451	1,910,734
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	2,027	1,919,772
4.13%, 12/01/26 (Call 09/01/26)	3,669	3,242,070
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	5,302	4,506,700
4.75%, 01/15/31 (Call 07/15/30)(a)	7,566	6,322,906
5.50%, 07/15/28 (Call 04/15/28)	5,611	5,011,352
6.00%, 07/01/25 (Call 04/01/25)(a)	2,608	2,525,887
6.50%, 07/01/27 (Call 01/01/27)(a)	6,010	5,859,750
6.50%, 07/15/48 (Call 01/15/48)(b)	3,956	3,046,120
7.50%, 06/01/27 (Call 06/01/24)(a)	3,386	3,343,675
7.50%, 06/01/30 (Call 12/01/29)(a)	3,375	3,282,188
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)(b)	3,573	3,503,327
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 12/01/22)	1,133	1,107,508
6.25%, 05/15/26 (Call 12/01/22)	1,608	1,504,581
6.50%, 10/01/25 (Call 12/01/22)(b)	3,960	3,797,310
7.75%, 02/01/28 (Call 02/01/23)(b)	5,080	4,845,050
8.00%, 01/15/27 (Call 01/15/24)(b)	6,861	6,641,722
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	2,793	2,526,967
7.00%, 08/01/27 (Call 11/16/22)(b)	2,925	2,780,745
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)(b)	5,431	5,206,812
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	4,975	4,254,371
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	3,683	3,388,360
5.50%, 10/15/30 (Call 10/15/25)(a)	2,925	2,638,935
5.63%, 02/15/26 (Call 12/01/22)(a)	4,077	3,998,599
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	3,839	3,469,670
6.38%, 04/15/27 (Call 04/15/24)(a)(b)	2,775	2,670,841
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(a)(b)	2,938	2,665,536
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	8,570	6,886,038
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)	6,572	6,165,676
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 12/01/22)(a)(b)	1,945	1,886,650
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	9,988	9,688,360
6.75%, 09/15/25 (Call 11/21/22)(a)	8,405	8,251,239
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	14,130	12,782,542
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 12/01/22)(b)	2,801	2,184,780
7.50%, 11/01/23 (Call 12/01/22)(b)	806	785,850
7.50%, 04/15/26 (Call 12/01/22)(b)	2,447	1,783,496
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 12/01/22)(a)	3,788	3,585,948

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	$4,083	$3,788,228
5.75%, 10/01/25 (Call 07/01/25)	3,882	3,743,146
6.00%, 06/01/26 (Call 03/01/26)	3,206	3,108,538
6.38%, 10/01/30 (Call 04/01/30)(b)	3,820	3,540,338
Rattler Midstream LP, 5.63%, 07/15/25 (Call 11/01/22)(a)(b)	2,874	2,954,846
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	2,182	2,029,260
4.80%, 05/15/30 (Call 02/15/30)(a)	2,456	2,075,320
4.95%, 07/15/29 (Call 04/15/29)(a)	3,834	3,363,519
6.88%, 04/15/40(a)(b)	3,228	2,635,341
7.50%, 07/15/38(a)	1,653	1,442,243
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)(b)	2,570	2,313,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 12/01/22)	1,785	1,494,938
8.50%, 10/15/26 (Call 10/15/23)(a)(b)	4,889	4,693,440
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)	5,216	4,676,874
6.00%, 03/01/27 (Call 03/01/23)(a)	2,817	2,658,323
6.00%, 12/31/30 (Call 12/31/25)(a)	4,951	4,481,744
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	3,346	2,978,418
7.50%, 10/01/25 (Call 12/01/22)(a)(b)	2,992	3,021,770
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 11/16/22)	2,248	1,922,039
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)	8,445	6,777,112
3.88%, 08/15/29 (Call 02/15/29)(a)	8,384	7,189,280
4.13%, 08/15/31 (Call 02/15/31)(a)	8,536	7,277,196
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)(b)	4,061	3,859,859
3.95%, 06/01/25 (Call 03/01/25)	2,230	2,114,664
4.30%, 02/01/30 (Call 11/01/29)	8,208	7,221,398
4.50%, 03/01/28 (Call 12/01/27)	2,690	2,468,142
4.65%, 07/01/26 (Call 04/01/26)	2,835	2,686,163
4.75%, 08/15/28 (Call 05/15/28)	2,631	2,427,098
5.30%, 03/01/48 (Call 09/01/47)	4,825	3,896,187
5.45%, 04/01/44 (Call 10/01/43)	4,188	3,396,335
5.50%, 08/15/48 (Call 02/15/48)(b)	2,370	1,911,523
5.50%, 02/01/50 (Call 08/01/49)(b)	6,906	5,376,187

		400,027,108

Real Estate — 0.6%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	4,599	4,373,419
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 12/01/22)(a)(b)	4,238	3,507,991
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/22)(a)	3,579	3,459,282
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	4,735	3,700,540
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	3,951	2,968,781
5.38%, 08/01/28 (Call 08/01/23)(a)	5,595	4,786,209
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)	4,400	3,542,000
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	4,240	3,438,358
4.75%, 02/01/30 (Call 09/01/24)	4,030	3,163,550
5.00%, 03/01/31 (Call 03/01/26)(b)	3,974	3,115,616

Security	Par (000)	Value

Real Estate (continued)
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	$1,544	$1,538,967
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	6,775	4,697,921
5.75%, 01/15/29 (Call 01/15/24)(a)	6,238	4,483,563
WeWork Companies Inc., 7.88%, 05/01/25(a)	4,192	2,287,532
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)(b)	3,918	1,959,000

		51,022,729

Real Estate Investment Trusts — 3.0%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(a)(b)	3,432	2,505,360
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	3,551	2,796,413
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	2,925	2,473,439
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	5,412	4,604,746
5.75%, 05/15/26 (Call 11/14/22)(a)(b)	5,845	5,425,271
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)(b)	2,570	2,167,634
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	3,798	2,509,846
4.75%, 05/01/24 (Call 11/01/23)(b)	891	763,444
4.75%, 02/15/28 (Call 08/15/27)(b)	3,523	2,410,965
9.75%, 06/15/25 (Call 12/01/22)	3,198	3,015,010
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(b)	3,543	2,863,098
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	7,119	5,787,889
3.75%, 09/15/30(a)	2,935	2,025,150
6.00%, 04/15/25 (Call 12/01/22)(a)(b)	1,982	1,889,500
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	7,535	6,103,312
4.88%, 09/15/27 (Call 11/14/22)(a)	7,095	6,561,257
4.88%, 09/15/29 (Call 09/15/24)(a)	7,059	6,068,975
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	3,631	3,248,293
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	4,726	4,347,920
5.25%, 07/15/30 (Call 07/15/25)(a)	9,057	7,814,497
5.63%, 07/15/32 (Call 07/15/26)(a)	4,054	3,475,779
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	5,197	4,285,966
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	3,945	3,816,985
4.75%, 10/01/24 (Call 07/01/24)(b)	3,688	3,641,531
5.50%, 02/15/26 (Call 12/01/22)(b)	1,706	1,701,087
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	4,517	3,793,647
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	4,875	3,880,346
5.25%, 10/01/25 (Call 11/16/22)(a)	2,044	1,885,038
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	8,704	5,981,062
4.63%, 08/01/29 (Call 08/01/24)(b)	6,379	5,053,635
5.00%, 10/15/27 (Call 12/01/22)(b)	9,929	8,497,040
5.25%, 08/01/26 (Call 12/01/22)(b)	3,161	2,850,969
New Residential Investment Corp., 6.25%, 10/15/25 (Call 12/01/22)(a)	3,875	3,400,584

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	$5,000	$4,263,477
5.88%, 10/01/28 (Call 10/01/23)(a)	5,146	4,669,995
7.50%, 06/01/25 (Call 12/01/22)(a)	3,110	3,117,775
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	4,117	3,612,668
4.75%, 10/15/27 (Call 12/01/22)	4,444	4,101,990
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)	3,040	2,776,074
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	3,460	2,899,134
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	10,514	8,497,730
3.88%, 02/15/ 27 (Call 02/15/23)(b)	9,590	8,631,000
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	2,968	2,181,554
4.35%, 10/01/24 (Call 09/01/24)	5,289	4,856,783
4.38%, 02/15/30 (Call 08/15/29)(b)	2,700	1,923,750
4.50%, 03/15/25 (Call 09/15/24)	2,455	2,172,675
4.65%, 03/15/24 (Call 09/15/23)	1,015	956,250
4.75%, 10/01/26 (Call 08/01/26)	2,925	2,377,330
4.95%, 02/15/27 (Call 08/15/26)	2,583	2,091,093
4.95%, 10/01/29 (Call 07/01/29)	3,101	2,249,458
5.25%, 02/15/26 (Call 08/15/25)	2,541	2,197,965
5.50%, 12/15/27 (Call 09/15/27)	3,405	2,936,472
7.50%, 09/15/25 (Call 06/15/25)	5,306	5,173,350
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	3,050	2,653,500
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	2,485	2,323,053
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	3,715	3,281,348
4.75%, 03/15/25 (Call 09/15/24)	2,809	2,631,599
5.50%, 11/01/23 (Call 08/01/23)(a)	110	108,600
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)(b)	4,905	3,347,320
7.88%, 02/15/25 (Call 12/01/22)(a)	14,513	14,367,943
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	3,863	3,157,793
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	7,565	5,427,887
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	3,854	3,324,844
6.38%, 08/15/25 (Call 11/14/22)(a)	2,570	2,518,640

		242,474,738

Retail — 5.3%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	5,285	4,426,187
3.88%, 01/15/28 (Call 12/01/22)(a)	10,358	9,103,905
4.00%, 10/15/30 (Call 10/15/25)(a)	19,456	15,880,960
4.38%, 01/15/28 (Call 12/01/22)(a)	5,367	4,707,557
5.75%, 04/15/25 (Call 12/01/22)(a)	2,113	2,105,076
1375209 BC Ltd., 9.00%, 01/30/28(b)	13,881	13,429,867
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)(b)	2,250	1,282,403
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 11/16/22)(a)(b)	2,299	2,172,670
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	3,020	2,835,025
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)(b)	3,490	2,763,190
Asbury Automotive Group Inc. 4.50%, 03/01/28 (Call 03/01/23)(b)	2,582	2,238,478

Security	Par (000)	Value

Retail (continued)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	$5,424	$4,461,240
4.75%, 03/01/30 (Call 03/01/25)	3,034	2,485,568
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	4,060	3,273,375
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(a)(b)	2,117	1,539,165
7.13%, 07/15/29 (Call 07/15/24)(a)	3,232	1,826,080
Bath & Body Works Inc.
5.25%, 02/01/28(b)	3,931	3,476,969
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	7,014	6,274,830
6.69%, 01/15/27	1,676	1,579,630
6.75%, 07/01/36(b)	4,963	4,100,679
6.88%, 11/01/35(b)	6,648	5,584,320
6.95%, 03/01/33(b)	2,205	1,815,597
7.50%, 06/15/29 (Call 06/15/24)(b)	3,359	3,183,576
9.38%, 07/01/25(a)(b)	1,522	1,579,075
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(a)(b)(c)	2,856	1,891,357
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(a)(b)	2,700	2,234,196
4.50%, 11/15/26 (Call 12/01/22)(a)(b)	2,291	2,090,784
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(b)	1,984	410,420
5.17%, 08/01/44 (Call 02/01/44)	3,642	375,454
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(a)	2,278	1,937,724
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	2,375	1,935,625
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	1,433	1,388,891
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	2,075	1,457,688
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)(b)	4,975	2,201,438
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	4,027	1,913,744
5.63%, 10/01/25 (Call 11/14/22)(a)(b)	3,684	2,413,020
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	4,045	1,851,922
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	22,240	13,344,000
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	4,413	4,127,768
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 12/01/22)(a)(b)	2,839	2,832,215
eG Global Finance PLC
6.75%, 02/07/25 (Call 11/11/22)(a)	5,353	4,817,700
8.50%, 10/30/25 (Call 12/01/22)(a)	4,135	3,816,352
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)(b)	4,515	4,097,362
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	5,905	4,948,390
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	6,930	6,027,021
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	8,507	6,677,995
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	3,162	2,721,338
5.63%, 01/01/30 (Call 01/01/25)(a)	3,960	3,490,716
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	3,025	2,312,522
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)	3,001	2,073,252
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	5,505	3,857,546
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	5,020	3,463,800

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	$5,060	$4,161,293
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)	4,029	3,522,705
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)	2,321	1,832,956
IRB Holding Corp., 7.00%, 06/15/25 (Call 12/01/22)(a)(b)	4,440	4,437,647
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	3,127	2,596,106
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 12/01/22)(a)	5,147	4,913,275
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	5,706	3,991,233
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	6,603	5,569,763
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	5,605	4,515,948
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	3,843	3,120,247
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	2,015	1,793,150
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)(b)	5,852	5,280,574
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	1,539	901,365
4.50%, 12/15/34 (Call 06/15/34)	1,988	1,360,812
5.13%, 01/15/42 (Call 07/15/41)	2,049	1,301,119
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	3,481	3,006,347
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	3,245	2,724,356
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	2,720	2,259,960
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	1,860	1,602,375
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	6,135	4,356,709
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	8,573	4,779,447
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	3,420	2,849,741
4.75%, 09/15/29 (Call 09/15/24)	3,214	2,892,600
5.63%, 05/01/27 (Call 12/01/22)(b)	1,348	1,293,581
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	7,280	6,917,674
Nordstrom Inc.
2.30%, 04/08/24 (Call 11/16/22)(b)	387	363,194
4.00%, 03/15/27 (Call 12/15/26)(b)	2,481	2,103,448
4.25%, 08/01/31 (Call 05/01/31)	2,950	2,141,700
4.38%, 04/01/30 (Call 01/01/30)(b)	3,755	2,881,963
5.00%, 01/15/44 (Call 07/15/43)(b)	6,499	4,111,267
6.95%, 03/15/28(b)	2,337	2,170,185
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)(b)	2,886	2,344,681
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)(b)	2,725	1,730,290
6.75%, 08/01/29 (Call 08/01/24)(a)(b)	2,035	1,338,478
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)(b)	4,955	3,134,038
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(a)	2,652	2,002,260
7.50%, 10/15/27 (Call 12/01/22)(a)(b)	1,592	1,458,546
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 12/01/22)(b)	3,454	3,210,768
3.75%, 06/15/29 (Call 06/15/24)(b)	3,475	2,852,801

Security	Par (000)	Value

Retail (continued)
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	$7,905	$7,216,395
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	7,835	7,356,752
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	3,522	2,553,450
4.45%, 02/15/25 (Call 11/15/24)(b)	3,451	3,018,314
4.75%, 02/15/27 (Call 11/15/26)(b)	4,416	3,498,532
4.85%, 04/01/24(b)	2,795	2,676,772
5.45%, 08/15/34 (Call 02/15/34)(b)	2,688	1,693,440
5.95%, 03/15/43	2,006	1,223,660
Rite Aid Corp.
7.50%, 07/01/25 (Call 12/01/22)(a)	3,452	2,423,001
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	5,635	3,649,339
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/22)	3,995	3,765,287
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 12/01/22)(a)	2,538	2,217,072
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	4,798	3,756,450
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	3,244	2,447,345
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 12/01/22)(a)(b)	5,154	4,140,193
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	3,770	3,310,211
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	5,800	4,729,030
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	3,623	2,946,088
Staples Inc.
7.50%, 04/15/26 (Call 12/01/22)(a)	13,332	11,579,909
10.75%, 04/15/27 (Call 12/01/22)(a)(b)	6,785	4,941,216
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(a)(b)	4,670	3,925,742
5.88%, 03/01/27 (Call 12/01/22)	1,765	1,667,918
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	3,905	3,309,999
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 12/01/22)(a)(b)	1,635	1,601,391
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)(b)	3,990	3,174,045
Vivo Energy Investments BV, 5.13%, 09/24/27 (Call 09/24/23)(a)(b)	900	805,500
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)(b)	4,445	3,767,137
White Cap Parent LLC, 8.25%, 03/15/26 (Call 12/01/22), (9.00% PIK)(a)(b)(c)	2,025	1,711,125
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	6,923	5,555,707
3.88%, 11/01/23 (Call 08/01/23)(b)	30	29,475
4.63%, 01/31/32 (Call 10/01/26)(b)	7,557	6,461,462
4.75%, 01/15/30 (Call 10/15/29)(a)	5,015	4,482,156
5.35%, 11/01/43 (Call 05/01/43)(b)	2,048	1,628,160
5.38%, 04/01/32 (Call 04/01/27)(b)	6,965	6,229,984
6.88%, 11/15/37(b)	2,230	2,185,400

		432,337,921

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(b)(d)	1,310	1,278,539

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 12/01/22)(a)(b)	$3,198	$3,156,970
ams-OSRAM AG, 7.00%, 07/31/25 (Call 12/01/22)(a)(b)	3,135	2,799,868
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(a)(b)	5,945	5,424,813
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	2,951	2,407,573
4.38%, 04/15/28 (Call 04/15/23)(a)	2,395	2,106,522
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	4,350	3,832,785
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	2,546	2,103,037

		21,831,568

Software — 2.3%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 12/01/22)(a)	2,519	2,393,050
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 12/01/22)(a)(b)	3,462	3,401,917
9.13%, 03/01/26 (Call 11/14/22)(a)(b)	2,692	2,571,047
Camelot Finance SA, 4.50%, 11/01/26 (Call 12/01/22)(a)(b)	4,845	4,526,492
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)	2,219	1,006,871
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)(b)	5,382	5,144,169
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	6,504	5,577,697
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	5,990	4,994,162
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(a)(b)	2,046	1,842,935
6.50%, 10/15/28 (Call 10/15/26)(a)(b)	3,757	3,316,233
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	3,249	2,755,964
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	3,940	3,289,605
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	5,939	5,373,845
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	1,938	1,918,039
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	2,470	1,906,741
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	3,563	3,053,028
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	15,889	12,393,420
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	4,935	3,814,993
3.63%, 09/01/30 (Call 03/01/25)(a)	6,263	5,233,363
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	3,928	3,232,881
3.88%, 02/15/31 (Call 06/01/25)(a)	6,923	5,833,389
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	6,069	5,269,834
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	6,096	5,217,810
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	6,177	4,895,272
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	6,444	5,131,035
4.13%, 12/01/31 (Call 12/01/26)(a)	4,024	3,028,060
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)(b)	27,255	23,635,065
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	3,870	3,223,594
PTC Inc.
3.63%, 02/15/25 (Call 12/01/22)(a)	2,624	2,500,751
4.00%, 02/15/28 (Call 02/15/23)(a)	3,156	2,858,501

Security	Par (000)	Value

Software (continued)
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	$4,135	$2,730,599
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	3,605	1,517,489
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	6,889	5,683,425
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)(b)	4,091	3,265,763
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(a)(b)	2,068	1,404,367
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 12/01/22)(a)(b)	13,242	12,312,295
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	3,806	3,142,843
3.88%, 03/15/31 (Call 03/15/26)(b)	3,358	2,738,617
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 12/01/22)(a)	11,634	9,793,857
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	4,155	3,471,725

		185,400,743

Telecommunications — 6.1%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	7,540	4,875,899
10.50%, 05/15/27 (Call 11/14/22)(a)	10,762	8,386,504
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	13,570	10,347,125
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	3,125	2,351,563
5.13%, 07/15/29 (Call 04/15/24)(a)	16,660	12,547,895
5.50%, 01/15/28 (Call 12/01/22)(a)	7,655	6,047,450
8.13%, 02/01/27 (Call 11/14/22)(a)	11,929	10,917,063
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	6,445	2,708,125
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(b)(d)	3,735	3,113,455
4.88%, 11/23/81 (Call 08/23/31)(a)(d)	3,060	2,422,145
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 11/11/22)(a)(b)	7,858	6,814,314
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	2,742	2,316,990
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	8,720	7,375,674
6.00%, 03/01/26 (Call 12/01/22)(a)	10,151	9,791,165
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	4,693	3,974,632
8.25%, 03/01/27 (Call 12/01/22)(a)(b)	6,840	6,072,563
CommScope Technologies LLC
5.00%, 03/15/27 (Call 11/14/22)(a)(b)	5,391	4,364,608
6.00%, 06/15/25 (Call 11/14/22)(a)	8,614	8,032,555
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 12/01/22)(a)	13,737	12,912,780
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	3,027	2,345,486
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	4,764	3,895,999
Embarq Corp., 8.00%, 06/01/36	9,691	3,896,945
Frontier Communications Holdings LLC 5.00%, 05/01/28 (Call 05/01/24)(a)	10,616	9,289,000
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	7,587	6,978,722
5.88%, 11/01/29 (Call 11/01/24)	5,287	4,118,652
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	7,132	5,577,224
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	6,927	5,706,116
8.75%, 05/15/30 (Call 05/15/25)(a)	8,195	8,369,144
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	932	867,541
Hughes Satellite Systems Corp.
5.25%, 08/01/26	5,078	4,847,408
6.63%, 08/01/26(b)	5,274	4,968,108

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	$8,340	$7,723,841
7.00%, 10/15/28 (Call 10/15/24)(a)	6,040	5,466,200
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	20,215	18,552,518
Intrado Corp., 8.50%, 10/15/25 (Call 12/01/22)(a)(b)	4,447	3,887,855
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	5,000	4,304,300
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	6,300	4,803,750
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	6,105	4,638,213
3.88%, 11/15/29 (Call 08/15/29)(a)	4,553	3,744,842
4.25%, 07/01/28 (Call 07/01/23)(a)	8,304	6,850,800
4.63%, 09/15/27 (Call 12/01/22)(a)(b)	6,912	5,997,957
Ligado Networks LLC, 15.50%, 11/01/23, (15.50% PIK)(a)(c)	22,834	7,734,979
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	6,760	3,919,042
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	8,923	7,586,335
4.50%, 01/15/29 (Call 01/15/24)(a)	6,853	4,831,039
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	3,669	3,141,581
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	3,598	2,642,335
5.63%, 04/01/25 (Call 01/01/25)(b)	1,139	1,104,830
Series P, 7.60%, 09/15/39(b)	3,683	2,467,458
Series U, 7.65%, 03/15/42(b)	3,230	2,139,794
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)(b)	3,839	3,763,563
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	5,451	4,086,446
5.13%, 01/15/28(a)(b)	2,657	2,265,792
6.25%, 03/25/29(a)(b)	4,231	3,702,825
Nokia OYJ
4.38%, 06/12/27(b)	3,062	2,815,907
6.63%, 05/15/39(b)	3,352	3,058,030
Qwest Corp., 7.25%, 09/15/25	1,857	1,875,310
Sable International Finance Ltd., 5.75%, 09/07/27(a)(b)	3,306	2,930,108
Sprint Capital Corp.
6.88%, 11/15/28	16,616	17,147,380
8.75%, 03/15/32(b)	13,560	15,914,558
Sprint Corp.
7.13%, 06/15/24	16,350	16,529,049
7.63%, 02/15/25 (Call 11/15/24)(b)	9,941	10,214,377
7.63%, 03/01/26 (Call 11/01/25)	10,238	10,685,912
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)	2,565	2,590,650
4.13%, 06/15/29 (Call 06/15/24)(a)	2,030	2,031,015
Telecom Italia Capital SA
6.00%, 09/30/34	7,074	5,162,110
6.38%, 11/15/33	7,022	5,395,705
7.20%, 07/18/36	6,902	5,375,002
7.72%, 06/04/38(b)	6,391	5,080,845
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	9,206	8,660,729
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	2,388	1,050,004
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	3,365	1,588,256
6.50%, 10/15/27 (Call 11/16/22)(a)(b)	2,501	871,987
U.S. Cellular Corp., 6.70%, 12/15/33(b)	3,672	3,497,323
ViaSat Inc.
5.63%, 09/15/25 (Call 11/14/22)(a)	5,198	4,794,115
5.63%, 04/15/27 (Call 11/14/22)(a)	3,776	3,491,214
6.50%, 07/15/28 (Call 07/15/23)(a)(b)	2,783	2,325,544

Security	Par (000)	Value

Telecommunications (continued)
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	$2,634	$2,199,100
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	9,170	7,290,978
4.75%, 07/15/31 (Call 07/15/26)(a)	9,695	7,834,142
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(d)	3,635	2,914,434
4.13%, 06/04/81 (Call 03/04/31)(b)(d)	6,845	4,854,885
5.13%, 06/04/81 (Call 12/04/50)(b)(d)	6,311	4,361,153
7.00%, 04/04/79 (Call 01/04/29)(d)	13,548	12,870,600
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	9,731	8,420,234
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 12/01/22)(a)(b)	9,949	7,685,602
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	7,560	5,027,400

		498,132,803

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 05/01/25(a)(b)	4,303	3,313,310

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	3,312	3,020,929
3.75%, 04/01/29 (Call 04/01/24)(a)	4,461	3,849,631
5.45%, 11/01/41 (Call 05/01/41)(b)	2,212	1,718,939
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	3,075	2,983,919
6.20%, 10/01/40(b)	1,687	1,437,408

		13,010,826

Transportation — 0.3%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)(b)	3,869	3,450,684
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)	2,260	1,673,257
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)	2,025	1,862,727
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)	5,504	4,472,550
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	4,016	3,779,649
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	2,968	2,493,120
XPO CNW Inc., 6.70%, 05/01/34(b)	2,286	2,045,970
XPO Escrow Sub LLC, 7.50%, 11/15/27	790	788,025
XPO Logistics Inc., 6.25%, 05/01/25 (Call 12/01/22)(a)(b)	2,362	2,386,100

		22,952,082

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(d)	3,293	3,004,862
Fly Leasing Ltd., 7.00%, 10/15/24(a)	2,174	1,715,580
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	6,934	5,797,761
6.50%, 10/01/25 (Call 12/01/22)(a)	3,482	3,341,449
9.75%, 08/01/27 (Call 08/01/23)(a)	3,117	3,173,371

		17,033,023

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water — 0.0%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)(b)	$2,530	$2,409,825

Total Corporate Bonds & Notes — 96.7% (Cost: $9,010,307,189)		7,849,971,825

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(f)	4	—

Energy Equipment & Services — 0.0%
Patterson-UTI Energy Inc.	1	13,591

Health Care Technology — 0.0%
Quincy Health LLC(f)(g)	12	16,668

Total Common Stocks — 0.0% (Cost $1,371,310)		30,259

Total Long-Term Investments — 96.7% (Cost: $9,011,678,499)		7,850,002,084

Short-Term Securities

Money Market Funds — 21.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(h)(i)(j)	1,604,584	1,604,262,705
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(h)(i)	157,140	157,140,000

Total Short-Term Securities — 21.7% (Cost: $1,761,542,207)		1,761,402,705

Total Investments — 118.4% (Cost: $10,773,220,706)		9,611,404,789

Liabilities in Excess of Other Assets — (18.4)%		(1,496,745,902)

Net Assets — 100.0%		$8,114,658,887

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,178,596,220	$426,494,374	(a)	$—	$(564,557)	$(263,332)	$1,604,262,705	1,604,584	$6,385,261	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	44,140,000	113,000,000	(a)	—	—	—	157,140,000	157,140	1,127,240		—

					$(564,557)	$(263,332)	$1,761,402,705		$7,512,501		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2022	iShares® Broad USD High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$7,849,971,825	$—	$7,849,971,825
Common Stocks	13,591	—	16,668	30,259
Money Market Funds	1,761,402,705	—	—	1,761,402,705

	$1,761,416,296	$7,849,971,825	$16,668	$9,611,404,789

See notes to financial statements.

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.3%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 12/01/22)(a)	$375	$337,462
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	300	235,866
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	285	232,512
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	125	50,236
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	140	115,093
4.63%, 03/15/30 (Call 03/15/25)(a)	140	115,520
5.00%, 08/15/27 (Call 11/14/22)(a)(b)	195	175,658
6.25%, 06/15/25 (Call 12/01/22)(a)	110	108,881
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	310	266,659

		1,637,887

Aerospace & Defense — 3.6%
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	100	90,938
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	215	178,925
5.13%, 10/01/24 (Call 07/01/24)	305	301,181
5.90%, 02/01/27	150	148,790
5.95%, 02/01/37(b)	175	162,549
6.88%, 05/01/25 (Call 04/01/25)	180	184,023
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	185	132,591
5.50%, 01/15/25 (Call 12/01/22)(a)	135	130,812
7.50%, 04/15/25 (Call 12/01/22)(a)	335	326,256
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	275	234,377
4.88%, 05/01/29 (Call 05/01/24)	165	140,512
5.50%, 11/15/27 (Call 12/01/22)(b)	585	531,291
6.25%, 03/15/26 (Call 12/01/22)(a)	990	976,239
6.38%, 06/15/26 (Call 12/01/22)(b)	215	207,110
7.50%, 03/15/27 (Call 12/01/22)	130	128,197
8.00%, 12/15/25 (Call 12/01/22)(a)	250	254,385
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 12/01/22)	100	97,696
Triumph Group Inc.
6.25%, 09/15/24 (Call 12/01/22)(a)	150	139,160
7.75%, 08/15/25 (Call 12/01/22)(b)	130	98,612
8.88%, 06/01/24 (Call 02/01/23)(a)	160	161,688

		4,625,332

Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 11/14/22)(a)	125	120,302
6.00%, 06/15/30 (Call 06/15/25)(a)	302	290,663

		410,965

Airlines — 1.3%
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	160	150,781
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	350	322,906
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	145	147,204
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	585	535,246
4.63%, 04/15/29 (Call 10/15/28)(a)	575	493,649

		1,649,786

Security	Par (000)	Value

Apparel — 0.8%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	$255	$247,896
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	280	256,992
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	114	91,740
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	140	112,080
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	170	146,125
William Carter Co. (The), 5.63%, 03/15/27 (Call 12/01/22)(a)	135	129,788
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	150	119,528

		1,104,149

Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	325	313,527
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)(b) .	135	111,182

		424,709

Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 12/01/22)(a)(b)	200	178,684
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	175	142,317
6.50%, 04/01/27 (Call 12/01/22)	130	119,990
6.88%, 07/01/28 (Call 07/01/23)	125	115,550
Cooper-Standard Automotive Inc., 5.63%, 11/15/26(a)	120	45,131
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 12/01/22)(a)	95	92,828
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	120	95,880
5.38%, 11/15/27 (Call 11/15/22)	110	99,594
5.63%, 06/15/28 (Call 06/15/23)	125	113,091
Tenneco Inc.
5.00%, 07/15/26 (Call 11/07/22)	110	109,572
5.13%, 04/15/29 (Call 04/15/24)(a)	275	272,723
7.88%, 01/15/29 (Call 01/15/24)(a)	165	163,946

		1,549,306

Banks — 0.2%
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	275	281,372

Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a).	215	180,447

Biotechnology — 0.2%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	135	81,115
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	190	148,566

		229,681

Building Materials — 1.5%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	120	100,409
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	380	304,110
5.00%, 03/01/30 (Call 03/01/25)(a)	145	124,610
6.38%, 06/15/32 (Call 06/15/27)(a)	205	188,838
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)	210	175,006
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	140	87,492
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	285	261,103
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	100	90,681
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/01/22)(a)(b)	115	95,641

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	$115	$85,731
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	130	119,086
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(a)(b)	165	137,105
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	225	206,075

		1,975,887

Chemicals — 1.7%
Avient Corp. 5.75%, 05/15/25 (Call 12/01/22)(a)	190	186,259
7.13%, 08/01/30 (Call 08/01/25)(a)	210	200,957
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	200	165,166
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	150	137,319
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)	150	109,992
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	230	195,399
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	150	127,279
Methanex Corp. 5.13%, 10/15/27 (Call 04/15/27)	200	182,326
5.25%, 12/15/29 (Call 09/15/29)	200	172,478
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 12/01/22)(a)	175	150,124
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	134	116,453
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)	125	71,215
5.38%, 09/01/25 (Call 12/01/22)(a)(b)	125	96,689
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	305	236,726

		2,148,382

Commercial Services — 7.7%
ADT Security Corp. (The) 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	285	244,299
4.88%, 07/15/32(a)	210	178,618
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 12/01/22)(a)(b)	140	130,967
APX Group Inc. 5.75%, 07/15/29 (Call 07/15/24)(a)(b)	230	181,488
6.75%, 02/15/27 (Call 02/15/23)(a)	175	171,043
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	160	142,203
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 4.75%, 04/01/28 (Call 04/01/24)(a)(b)	145	127,304
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	170	147,091
5.75%, 07/15/27 (Call 12/01/22)(a)	110	100,650
Block Inc. 2.75%, 06/01/26 (Call 05/01/26)(b)	285	255,049
3.50%, 06/01/31 (Call 03/01/31)	285	229,445
Brink’s Co. (The) 4.63%, 10/15/27 (Call 12/01/22)(a)	168	154,584
5.50%, 07/15/25 (Call 12/01/22)(a)	120	116,875
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	115	86,807
Cimpress PLC, 7.00%, 06/15/26 (Call 12/01/22)(a)	175	104,610
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	155	129,548
Gartner Inc. 3.63%, 06/15/29 (Call 06/15/24)(a)	171	147,366
3.75%, 10/01/30 (Call 10/01/25)(a)	235	198,728
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	225	208,528
Graham Holdings Co., 5.75%, 06/01/26 (Call 11/14/22)(a)	120	117,035

Security	Par (000)	Value

Commercial Services (continued)
Grand Canyon University 4.13%, 10/01/24	$142	$133,027
5.13%, 10/01/28 (Call 08/01/28)	115	103,638
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)(b)	168	146,812
Herc Holdings Inc., 5.50%, 07/15/27 (Call 12/01/22)(a)	330	312,253
Hertz Corp. (The) 4.63%, 12/01/26 (Call 12/01/23)(a)	150	127,812
5.00%, 12/01/29 (Call 12/01/24)(a)	285	226,817
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	100	90,857
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	125	124,741
MPH Acquisition Holdings LLC 5.50%, 09/01/28 (Call 09/01/24)(a)	295	255,954
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	385	297,478
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 11/16/22)(a) .	154	153,671
Prime Security Services Borrower LLC/Prime Finance Inc. 3.38%, 08/31/27 (Call 08/31/26)(a)	275	238,838
5.25%, 04/15/24(a)	230	228,342
5.75%, 04/15/26(a)	400	391,044
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	370	342,653
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 12/01/22)(a)(b)	125	123,205
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a) .	138	111,755
Sabre GLBL Inc. 7.38%, 09/01/25 (Call 12/01/22)(a)(b)	245	230,307
9.25%, 04/15/25 (Call 03/16/25)(a)	220	214,489
Service Corp. International/U.S. 3.38%, 08/15/30 (Call 08/15/25)	235	187,878
4.00%, 05/15/31 (Call 05/15/26)	245	204,016
4.63%, 12/15/27 (Call 12/15/22)	170	157,971
5.13%, 06/01/29 (Call 06/01/24)(b)	210	195,825
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 12/01/22)(a)	125	115,241
Sotheby’s, 7.38%, 10/15/27 (Call 11/14/22)(a)	225	217,701
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	140	115,984
United Rentals North America Inc. 3.75%, 01/15/32 (Call 07/15/26)	235	190,110
3.88%, 02/15/31 (Call 08/15/25)(b)	315	261,154
4.00%, 07/15/30 (Call 07/15/25)(b)	200	170,652
4.88%, 01/15/28 (Call 01/15/23)	490	455,700
5.25%, 01/15/30 (Call 01/15/25)	215	199,363
5.50%, 05/15/27 (Call 12/01/22)(b)	135	131,768
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	156	141,216
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	140	77,701
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	175	143,344

		9,991,555

Computers — 2.4%
Booz Allen Hamilton Inc. 3.88%, 09/01/28 (Call 09/01/23)(a)	200	176,244
4.00%, 07/01/29 (Call 07/01/24)(a)	155	135,326
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b).	575	476,318
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	210	178,057
Diebold Nixdorf Inc. 8.50%, 04/15/24 (Call 12/01/22)(b)	125	62,514
9.38%, 07/15/25 (Call 11/16/22)(a)(b)	190	141,723
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(a)	347	98,270
NCR Corp. 5.00%, 10/01/28 (Call 10/01/23)(a)	185	156,819

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
5.13%, 04/15/29 (Call 04/15/24)(a)	$340	$285,073
5.25%, 10/01/30 (Call 10/01/25)(a)	135	109,045
5.75%, 09/01/27 (Call 11/14/22)(a)(b)	130	125,407
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	145	138,898
Seagate HDD Cayman 3.13%, 07/15/29 (Call 01/15/24)	155	115,060
3.38%, 07/15/31 (Call 01/15/26)	145	103,595
4.09%, 06/01/29 (Call 03/01/29)	140	112,120
4.13%, 01/15/31 (Call 10/15/30)	140	105,307
4.75%, 01/01/25	120	115,896
4.88%, 03/01/24 (Call 01/01/24)	150	147,014
4.88%, 06/01/27 (Call 03/01/27)	150	138,735
5.75%, 12/01/34 (Call 06/01/34)(b)	140	113,807
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)(b)	140	117,550

		3,152,778

Cosmetics & Personal Care — 0.7%
Coty Inc. 5.00%, 04/15/26 (Call 04/15/23)(a)	250	235,522
6.50%, 04/15/26 (Call 12/01/22)(a)(b)	175	166,694
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	150	130,127
Edgewell Personal Care Co. 4.13%, 04/01/29 (Call 04/01/24)(a)	145	123,926
5.50%, 06/01/28 (Call 06/01/23)(a)	215	202,180

		858,449

Distribution & Wholesale — 0.2%
IAA Inc., 5.50%, 06/15/27 (Call 12/01/22)(a)	125	117,194
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	140	129,573

		246,767

Diversified Financial Services — 4.9%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	310	299,187
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)(b)	90	78,699
Coinbase Global Inc. 3.38%, 10/01/28 (Call 10/01/24)(a)	300	198,612
3.63%, 10/01/31 (Call 10/01/26)(a)	275	165,443
Credit Acceptance Corp. 5.13%, 12/31/24 (Call 11/14/22)(a)(b)	100	94,019
6.63%, 03/15/26 (Call 11/14/22)(b)	150	141,964
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 12/01/22), (7.25% PIK)(a)(c)	559	448,140
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/22)(a)	150	141,016
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	275	216,125
LPL Holdings Inc. 4.00%, 03/15/29 (Call 03/15/24)(a)	255	223,222
4.38%, 05/15/31 (Call 05/15/26)(a)	120	104,645
4.63%, 11/15/27 (Call 12/01/22)(a)	95	87,852
Nationstar Mortgage Holdings Inc. 5.13%, 12/15/30 (Call 12/15/25)(a)	190	143,627
5.50%, 08/15/28 (Call 08/15/23)(a)	238	194,110
5.75%, 11/15/31 (Call 11/15/26)(a)	170	130,540
6.00%, 01/15/27 (Call 01/15/23)(a)	170	152,410
OneMain Finance Corp. 3.50%, 01/15/27 (Call 01/15/24)	215	177,065
3.88%, 09/15/28 (Call 09/15/24)	160	124,925
4.00%, 09/15/30 (Call 09/15/25)	270	203,596
5.38%, 11/15/29 (Call 05/15/29)(b)	200	163,900

Security	Par (000)	Value

Diversified Financial Services (continued)
6.13%, 03/15/24 (Call 09/15/23)	$355	$346,910
6.63%, 01/15/28 (Call 07/15/27)	225	204,640
6.88%, 03/15/25	345	334,622
7.13%, 03/15/26	475	457,292
PennyMac Financial Services Inc. 4.25%, 02/15/29 (Call 02/15/24)(a)	165	124,986
5.38%, 10/15/25 (Call 12/01/22)(a)	185	167,464
5.75%, 09/15/31 (Call 09/15/26)(a)	145	110,213
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc. 2.88%, 10/15/26 (Call 10/15/23)(a)(b)	325	272,340
3.63%, 03/01/29 (Call 03/01/24)(a)	220	170,487
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	355	264,351
4.00%, 10/15/33 (Call 10/15/27)(a)	250	174,515
SLM Corp. 3.13%, 11/02/26 (Call 10/02/26)	125	109,621
4.20%, 10/29/25 (Call 09/29/25)	145	134,902

		6,361,440

Electrical Components & Equipment — 0.9%
Energizer Holdings Inc. 4.38%, 03/31/29 (Call 09/30/23)(a)	235	190,179
4.75%, 06/15/28 (Call 06/15/23)(a)	170	141,338
WESCO Distribution Inc. 7.13%, 06/15/25 (Call 12/01/22)(a)	425	429,254
7.25%, 06/15/28 (Call 06/15/23)(a)	370	375,254

		1,136,025

Electronics — 1.1%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	135	110,056
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(a)(b)	280	239,842
Sensata Technologies BV 4.00%, 04/15/29 (Call 04/15/24)(a)	275	231,426
5.00%, 10/01/25(a)	210	204,319
5.63%, 11/01/24(a)	125	124,260
5.88%, 09/01/30 (Call 09/01/25)(a)	150	142,478
Sensata Technologies Inc. 3.75%, 02/15/31 (Call 02/15/26)(a)(b)	225	179,123
4.38%, 02/15/30 (Call 11/15/29)(a)	130	111,887
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)(b)	140	118,325

		1,461,716

Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 12/01/22)(a)(b)	125	119,904
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)	115	101,416

		221,320

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	280	264,967
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	120	103,836
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	175	106,893
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	145	126,768
TopBuild Corp. 3.63%, 03/15/29 (Call 03/15/24)(a)	115	92,213
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	145	114,373
Tutor Perini Corp., 6.88%, 05/01/25 (Call 11/16/22)(a)(b)	125	100,230

		909,280

Entertainment — 2.3%
AMC Entertainment Holdings Inc. 7.50%, 02/15/29 (Call 02/15/25)(a)	270	185,695
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(b)(c)	400	212,592
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	144	126,687

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 12/01/22)	$145	$136,336
5.50%, 05/01/25 (Call 12/01/22)(a)	285	283,062
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	225	172,674
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	115	96,973
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	270	204,862
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	120	111,602
Motion Bondco DAC, 6.63%, 11/15/27 (Call 12/01/22)(a)(b)	100	83,768
Odeon Finco PLC, 12.75%, 11/01/27	125	112,266
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	230	199,847
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 12/01/22)(a)	270	261,368
5.50%, 04/15/27 (Call 12/01/22)(a)(b)	160	143,925
Vail Resorts Inc., 6.25%, 05/15/25 (Call 12/01/22)(a)	175	174,129
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	225	176,004
3.75%, 12/01/29 (Call 12/01/24)(a)	150	126,596
3.88%, 07/15/30 (Call 07/15/25)(a)	160	136,421

		2,944,807

Environmental Control — 0.3%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 12/01/22)(a)(b)	154	145,034
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	220	187,968
5.00%, 09/01/30 (Call 09/01/25)	100	83,376

		416,378

Food — 2.5%
B&G Foods Inc.
5.25%, 04/01/25 (Call 12/01/22)	260	236,187
5.25%, 09/15/27 (Call 12/01/22)(b)	159	133,313
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	275	240,441
4.38%, 01/31/32 (Call 01/31/27)(a)	210	180,919
4.88%, 05/15/28 (Call 11/15/27)(a)	130	121,736
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	385	318,391
4.63%, 04/15/30 (Call 04/15/25)(a)	455	384,625
5.50%, 12/15/29 (Call 12/15/24)(a)	355	319,610
5.63%, 01/15/28 (Call 12/01/22)(a)	282	263,865
5.75%, 03/01/27 (Call 11/16/22)(a)(b)	118	114,312
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	150	126,588
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	140	121,615
4.75%, 02/15/29 (Call 02/15/24)(a)	275	244,687
6.25%, 04/15/25 (Call 12/01/22)(a)	285	285,051
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	138	133,442

		3,224,782

Food Service — 0.7%
Aramark Services Inc.
5.00%, 04/01/25 (Call 12/01/22)(a)	175	170,007
5.00%, 02/01/28 (Call 02/01/23)(a)	325	296,277
6.38%, 05/01/25 (Call 12/01/22)(a)	425	420,750

		887,034

Forest Products & Paper — 0.3%
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	140	90,163

Security	Par (000)	Value

Forest Products & Paper (continued)
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	$235	$195,837
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)	125	117,290

		403,290

Health Care - Products — 0.9%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	245	206,809
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	430	388,423
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	260	221,034
4.63%, 02/01/28 (Call 02/01/23)(a)	125	116,843
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	140	126,679
4.63%, 11/15/27 (Call 11/16/22)	125	117,735

		1,177,523

Health Care - Services — 4.4%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)(b)	145	130,633
5.50%, 07/01/28 (Call 07/01/23)(a)	115	106,690
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	155	126,900
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	180	145,364
5.00%, 07/15/27 (Call 12/01/22)(a)(b)	145	136,387
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	248	203,987
2.50%, 03/01/31 (Call 12/01/30)	179	136,803
2.63%, 08/01/31 (Call 05/01/31)	158	120,813
3.00%, 10/15/30 (Call 07/15/30)	238	191,095
3.38%, 02/15/30 (Call 02/15/25)	105	87,187
4.25%, 12/15/27 (Call 12/15/22)	435	401,296
4.63%, 12/15/29 (Call 12/15/24)	120	108,580
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	145	125,498
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	150	126,230
4.25%, 05/01/28 (Call 05/01/23)(a)	139	126,443
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	435	315,640
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	785	612,049
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	225	201,184
4.63%, 04/01/31	110	90,743
4.75%, 02/01/30 (Call 02/01/25)	235	200,281
IQVIA Inc.
5.00%, 10/15/26 (Call 12/01/22)(a)	300	286,791
5.00%, 05/15/27 (Call 12/01/22)(a)	300	285,705
ModivCare Inc., 5.88%, 11/15/25 (Call 12/01/22)(a)	140	133,750
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	210	180,014
3.88%, 05/15/32 (Call 02/15/32)(a)	215	179,136
4.38%, 06/15/28 (Call 06/15/23)(a)	225	202,244
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)	110	94,956
Select Medical Corp., 6.25%, 08/15/26 (Call 12/01/22)(a)(b)	350	333,924
Surgery Center Holdings Inc., 10.00%, 04/15/27 (Call 12/01/22)(a)(b)	160	155,389
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	175	144,307

		5,690,019

Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	285	244,918

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 0.8%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	$145	$114,260
6.75%, 06/01/27 (Call 12/01/22)	160	152,848
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	130	105,386
6.00%, 06/01/25 (Call 03/01/25)	111	108,448
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	140	116,395
5.75%, 01/15/28 (Call 10/15/27)(a)	131	120,157
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	140	131,650
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	150	121,278
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	130	128,161

		1,098,583

Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	225	169,396
4.00%, 04/15/29 (Call 04/15/24)(a)	230	185,518

		354,914

Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	160	127,093
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	150	110,571
5.75%, 07/15/25 (Call 12/01/22)(b)	107	105,546

		343,210

Housewares — 0.9%
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	567	527,338
4.88%, 06/01/25 (Call 05/01/25)	140	135,073
5.63%, 04/01/36 (Call 10/01/35)	113	93,942
5.75%, 04/01/46 (Call 10/01/45)	195	149,951
6.38%, 09/15/27 (Call 06/15/27)	145	141,981
6.63%, 09/15/29 (Call 06/15/29)(b)	150	146,588

		1,194,873

Insurance — 0.7%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(d)	120	114,139
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27)(d)	125	96,853
Liberty Mutual Group Inc.
4.13%, 12/15/51(a)(d)	150	113,436
4.30%, 02/01/61(a)	230	133,094
7.80%, 03/07/87(a)	135	147,983
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	180	163,298
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	110	110,300

		879,103

Internet — 3.5%
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)(b)	125	106,973
5.63%, 09/15/28 (Call 09/15/23)(a)(b)	125	99,291
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	115	99,660
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	165	149,401
7.00%, 06/15/27 (Call 06/15/24)(a)	129	123,297
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	225	186,489
5.25%, 12/01/27 (Call 12/01/22)(a)	185	174,895
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 11/14/22)(a)	150	100,691
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	125	118,966

Security	Par (000)	Value

Internet (continued)
4.38%, 11/15/26	$200	$190,764
4.88%, 04/15/28	450	427,738
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	285	263,805
5.38%, 11/15/29(a)	250	239,367
5.75%, 03/01/24(b)	75	75,593
5.88%, 02/15/25	225	226,323
5.88%, 11/15/28(b)	520	516,547
6.38%, 05/15/29(b)	225	229,464
NortonLifeLock Inc.
5.00%, 04/15/25 (Call 11/14/22)(a)	300	291,675
6.75%, 09/30/27 (Call 09/30/24)(a)	260	256,487
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	185	182,588
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(d)(e)	200	147,798
6.25%, (Call 04/22/31)(a)(b)(d)(e)	300	204,495
TripAdvisor Inc., 7.00%, 07/15/25 (Call 11/14/22)(a)(b)	135	133,867

		4,546,174

Iron & Steel — 0.8%
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	125	116,921
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 12/01/22)	160	148,827
6.75%, 03/15/26 (Call 12/01/22)(a)	240	238,289
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	190	186,825
8.13%, 05/01/27 (Call 12/01/22)(a)	200	199,036
8.50%, 05/01/30 (Call 05/01/25)(a)	175	173,488

		1,063,386

Leisure Time — 1.8%
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	140	100,874
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	185	147,343
5.38%, 07/15/27 (Call 10/15/26)(a)(b)	272	213,436
5.50%, 08/31/26 (Call 02/28/26)(a)	265	216,415
5.50%, 04/01/28 (Call 10/01/27)(a)(b)	440	338,804
8.25%, 01/15/29 (Call 04/01/25)(a)	290	289,081
9.25%, 01/15/29 (Call 04/01/25)(a)	275	279,117
11.50%, 06/01/25 (Call 11/11/22)(a)(b)	405	436,027
11.63%, 08/15/27 (Call 08/15/24)(a)	390	378,994

		2,400,091

Lodging — 2.0%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	425	338,359
3.75%, 05/01/29 (Call 05/01/24)(a)	220	187,691
4.00%, 05/01/31 (Call 05/01/26)(a)	330	275,174
4.88%, 01/15/30 (Call 01/15/25)	302	271,525
5.38%, 05/01/25 (Call 11/14/22)(a)	130	128,014
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	130	125,464
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	145	118,603
5.00%, 06/01/29 (Call 06/01/24)(a)	250	215,142
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 11/16/22)	175	166,145
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)	145	121,366
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	250	106,935
6.50%, 01/15/28 (Call 07/15/23)(a)	275	115,888

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	$185	$150,607
6.00%, 04/01/27 (Call 01/01/27)	120	112,018
6.63%, 07/31/26 (Call 04/30/26)(a)	185	180,515

		2,613,446

Machinery — 0.7%
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	126	109,437
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)(b)	150	122,681
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	125	125,303
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	170	151,638
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	255	221,758
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	225	192,778

		923,595

Manufacturing — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 12/01/22)(a)(b)	150	144,165
Hillenbrand Inc., 5.75%, 06/15/25 (Call 12/01/22)	120	119,525
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	112	106,400

		370,090

Media — 11.7%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	210	170,686
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	250	183,575
4.50%, 06/01/33 (Call 06/01/27)(a)	500	380,845
4.75%, 03/01/30 (Call 09/01/24)(a)	575	479,078
4.75%, 02/01/32 (Call 02/01/27)(a)	600	481,002
5.13%, 05/01/27 (Call 12/01/22)(a)	425	393,796
6.38%, 09/01/29 (Call 09/01/25)(a)	575	532,645
CSC Holdings LLC 3.38%, 02/15/31 (Call 02/15/26)(a)	225	163,204
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	225	176,776
4.50%, 11/15/31 (Call 11/15/26)(a)	325	253,087
4.63%, 12/01/30 (Call 12/01/25)(a)	500	360,220
5.00%, 11/15/31 (Call 11/15/26)(a)	100	72,439
5.25%, 06/01/24(b)	170	164,922
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	225	207,486
5.50%, 04/15/27 (Call 12/01/22)(a)(b)	275	259,012
5.75%, 01/15/30 (Call 01/15/25)(a)	500	385,000
6.50%, 02/01/29 (Call 02/01/24)(a)	375	353,081
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	225	194,533
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26(a)	800	159,632
6.63%, 08/15/27(a)	120	6,121
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)(b)	165	139,343
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)	395	317,414
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	235	185,601
5.88%, 07/15/26 (Call 12/01/22)(a)	205	193,514
7.00%, 05/15/27 (Call 11/14/22)(a)(b)	200	190,518
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	130	113,413
5.25%, 08/15/27 (Call 11/16/22)(a)	230	209,624
6.38%, 05/01/26 (Call 11/16/22)	230	218,645
8.38%, 05/01/27 (Call 11/16/22)(b)	360	323,651
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	275	242,094
8.00%, 08/01/29 (Call 08/01/24)(a)	200	170,320

Security	Par (000)	Value

Media (continued)
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	$290	$254,440
5.63%, 07/15/27 (Call 11/14/22)(a)	510	480,094
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	135	112,130
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	140	113,788
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 12/01/22)(a)(b)	125	113,221
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	215	166,115
5.50%, 03/01/30 (Call 12/01/24)(a)	140	104,686
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)	270	241,296
3.88%, 09/01/31 (Call 09/01/26)(a)	430	343,794
4.00%, 07/15/28 (Call 07/15/24)(a)	580	500,644
4.13%, 07/01/30 (Call 07/01/25)(a)	430	352,106
5.00%, 08/01/27 (Call 12/01/22)(a)	425	391,000
5.50%, 07/01/29 (Call 07/01/24)(a)	360	331,974
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	285	271,203
4.75%, 03/15/26 (Call 03/15/23)(a)	175	172,730
5.00%, 09/15/29 (Call 09/15/24)(b)	310	295,966
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	400	351,184
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)	305	257,310
5.13%, 02/15/25 (Call 11/14/22)(a)	420	405,691
6.63%, 06/01/27 (Call 06/01/23)(a)	435	429,301
7.38%, 06/30/30 (Call 06/30/25)(a)	275	267,781
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	350	290,819
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	140	117,401
5.13%, 04/15/27 (Call 12/01/22)(a)	170	160,081
5.38%, 06/15/24 (Call 03/15/24)(a)	175	173,548
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	450	361,008
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	125	98,929
6.00%, 01/15/27 (Call 12/01/22)(a)(b)	175	158,333
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	275	232,075

		15,229,925
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30 (Call 07/15/25)(a)	155	149,780

Mining — 1.6%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(a)(b)	145	137,389
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	150	117,612
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	430	341,820
4.50%, 09/15/27 (Call 06/15/27)(a)	180	161,557
5.13%, 05/15/24 (Call 02/15/24)(a)	205	200,992
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	195	173,080
6.13%, 04/15/32 (Call 01/15/32)(a)	235	208,198
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	135	128,423
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	160	125,647
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	140	122,479
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	115	99,465
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 12/01/22)(a)(b)	125	114,931

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	$120	$99,242

		2,030,835

Office & Business Equipment — 0.3%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	115	73,754
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	220	198,941
5.50%, 08/15/28 (Call 07/15/28)(a)	215	169,788

		442,483

Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	130	113,779

Packaging & Containers — 2.5%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	370	287,834
3.13%, 09/15/31 (Call 06/15/31)	255	195,542
4.00%, 11/15/23	270	264,619
4.88%, 03/15/26 (Call 12/15/25)	210	201,495
5.25%, 07/01/25(b)	285	281,153
Berry Global Inc., 5.63%, 07/15/27 (Call 12/01/22)(a)(b)	125	118,681
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)(b)	125	106,891
Graphic Packaging International LLC
3.50%, 03/15/28(a)	130	112,603
3.75%, 02/01/30 (Call 08/01/29)(a)	115	98,840
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	105	89,179
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)	185	176,914
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	125	112,054
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	105	95,861
5.13%, 12/01/24 (Call 09/01/24)(a)	110	108,780
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	130	127,700
6.88%, 07/15/33(a)	135	129,447
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 11/16/22)	175	160,288
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	115	98,864
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 12/01/22)(a)	300	275,826
8.50%, 08/15/27 (Call 11/11/22)(a)(b)	200	189,748

		3,232,319

Pharmaceuticals — 3.0%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	135	114,094
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	150	127,761
5.13%, 03/01/30 (Call 03/01/25)(a)	170	147,415
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	220	198,372
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	150	128,755
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 12/01/22)(a)	170	158,906
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	170	127,475
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 12/01/22)(a)(b)	175	168,329
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	410	363,666
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	160	137,782
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	600	528,102
5.13%, 04/30/31 (Call 04/30/26)(a)	575	488,215

Security	Par (000)	Value

Pharmaceuticals (continued)
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	$140	$108,758
6.63%, 04/01/30 (Call 04/01/25)(a)	190	158,618
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	225	214,202
4.38%, 03/15/26 (Call 12/15/25)	200	187,462
4.40%, 06/15/30 (Call 03/15/30)	200	167,526
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	125	113,656
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	165	132,779
5.13%, 01/15/28 (Call 01/15/23)(a)	125	116,134

		3,888,007

Real Estate — 1.2%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	175	166,399
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	185	146,509
4.38%, 02/01/31 (Call 02/01/26)(a)	175	131,357
5.38%, 08/01/28 (Call 08/01/23)(a)	225	194,049
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	155	125,387
4.75%, 02/01/30 (Call 09/01/24)	175	137,403
5.00%, 03/01/31 (Call 03/01/26)	180	140,996
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	155	154,447
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)	285	197,881
5.75%, 01/15/29 (Call 01/15/24)(a)	265	190,304

		1,584,732

Real Estate Investment Trusts — 5.8%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	139	109,337
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	215	183,391
5.75%, 05/15/26 (Call 11/14/22)(a)	280	260,445
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)	100	84,878
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	300	244,626
6.00%, 04/15/25 (Call 12/01/22)(a)(b)	105	100,102
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	304	247,979
4.88%, 09/15/27 (Call 11/14/22)(a)(b)	265	244,497
4.88%, 09/15/29 (Call 09/15/24)(a)	285	245,613
5.00%, 07/15/28 (Call 07/15/23)(a)	145	129,658
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	255	234,651
5.25%, 07/15/30 (Call 07/15/25)(a)	370	320,897
5.63%, 07/15/32 (Call 07/15/26)(a)	170	146,339
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	225	185,488
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	165	159,803
4.75%, 10/01/24 (Call 07/01/24)	205	203,317
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	375	259,249
4.63%, 08/01/29 (Call 08/01/24)	260	207,722
5.00%, 10/15/27 (Call 12/01/22)(b)	400	342,008
5.25%, 08/01/26 (Call 12/01/22)	135	121,898

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) October 31, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	$220	$188,043
5.88%, 10/01/28 (Call 10/01/23)(a)	215	195,065
7.50%, 06/01/25 (Call 12/01/22)(a)	180	180,473
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	170	149,095
4.75%, 10/15/27 (Call 12/01/22)	197	181,882
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	425	344,369
3.88%, 02/15/27 (Call 02/15/23)(b)	425	384,102
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	110	95,940
3.75%, 12/31/24 (Call 09/30/24)(a)	95	88,876
4.38%, 01/15/27 (Call 07/15/26)(a)	155	137,008
4.75%, 03/15/25 (Call 09/15/24)	155	146,230
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC 6.00%, 01/15/30 (Call 01/15/25)(a)	200	137,178
7.88%, 02/15/25 (Call 12/01/22)(a)	650	644,052
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	155	127,435
6.50%, 02/15/29 (Call 02/15/24)(a)	315	226,787
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	150	130,590
6.38%, 08/15/25 (Call 11/14/22)(a)	145	142,651

		7,531,674

Retail — 5.6%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	215	180,063
3.88%, 01/15/28 (Call 12/01/22)(a)(b)	435	382,696
4.00%, 10/15/30 (Call 10/15/25)(a)	840	685,474
4.38%, 01/15/28 (Call 12/01/22)(a)	220	193,398
5.75%, 04/15/25 (Call 12/01/22)(a)	130	129,984
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	110	95,440
4.63%, 11/15/29 (Call 11/15/24)(a)	240	197,357
4.75%, 03/01/30 (Call 03/01/25)	120	98,276
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	170	137,057
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	215	22,519
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	225	99,558
5.50%, 04/15/27 (Call 04/15/24)(a)	175	84,665
5.63%, 10/01/25 (Call 11/14/22)(a)(b)	150	98,250
5.88%, 10/01/28 (Call 10/01/23)(a)	175	80,551
10.25%, 05/01/30 (Call 05/01/27)(a)	925	554,778
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 12/01/22)(a)	119	119,000
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	115	87,952
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	215	151,048
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	220	151,802
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	225	185,222
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 12/01/22)(a)	205	196,101
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	250	202,448
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	170	138,341
4.63%, 12/15/27 (Call 12/15/22)(a)	100	90,160
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	155	134,244
5.88%, 03/15/30 (Call 03/15/25)(a)	120	101,312

Security	Par (000)	Value

Retail (continued)
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	$110	$91,450
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	240	170,729
7.88%, 05/01/29(a)	370	207,270
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	110	79,839
4.38%, 04/01/30 (Call 01/01/30)(b)	150	112,691
5.00%, 01/15/44 (Call 07/15/43)	275	173,855
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)	210	132,871
Rite Aid Corp.
7.50%, 07/01/25 (Call 12/01/22)(a)	124	87,369
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	235	152,644
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/22)	205	194,225
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	175	137,737
4.88%, 11/15/31 (Call 11/15/26)(a)	160	121,890
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	310	248,883
4.63%, 01/31/32 (Call 10/01/26)	335	286,053
4.75%, 01/15/30 (Call 10/15/29)(a)	230	205,487
5.38%, 04/01/32 (Call 04/01/27)	285	254,981

		7,255,670

Semiconductors — 0.6%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 12/01/22)(a)(b)	125	112,051
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(a)	255	233,017
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)	125	102,196
4.38%, 04/15/28 (Call 04/15/23)(a)	105	92,298
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	210	185,073
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	115	95,311

		819,946

Software — 2.9%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 12/01/22)(a)	115	110,193
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	285	247,865
Camelot Finance SA, 4.50%, 11/01/26 (Call 12/01/22)(a)	200	186,758
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	225	214,904
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	255	220,871
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	265	220,954
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)(b)	140	123,831
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)	130	110,178
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	160	133,699
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	260	235,149
5.25%, 05/15/26 (Call 02/15/26)(a)	100	98,653
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	145	124,287
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	255	218,780
3.88%, 12/01/29 (Call 12/01/24)(a)	255	202,110
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	250	199,035
4.13%, 12/01/31 (Call 12/01/26)(a)	187	141,202

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
PTC Inc.
3.63%, 02/15/25 (Call 12/01/22)(a)(b)	$134	$127,831
4.00%, 02/15/28 (Call 02/15/23)(a)	140	127,709
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	150	99,243
5.38%, 12/01/28 (Call 12/01/23)(a)	160	67,205
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	285	233,942
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	140	115,524
3.88%, 03/15/31 (Call 03/15/26)(b)	140	114,065
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	185	155,816

		3,829,804

Telecommunications — 7.7%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	280	118,462
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)	110	92,426
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	355	300,547
6.00%, 03/01/26 (Call 12/01/22)(a)	435	420,663
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	200	169,598
8.25%, 03/01/27 (Call 12/01/22)(a)(b)	290	258,028
CommScope Technologies LLC
5.00%, 03/15/27 (Call 11/14/22)(a)	230	186,516
6.00%, 06/15/25 (Call 11/14/22)(a)	376	353,925
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	120	93,020
6.50%, 10/01/28 (Call 10/01/23)(a)	205	168,418
Embarq Corp., 8.00%, 06/01/36	410	165,923
Hughes Satellite Systems Corp.
5.25%, 08/01/26	230	219,519
6.63%, 08/01/26(b)	215	202,549
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	860	790,521
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	225	193,961
3.63%, 01/15/29 (Call 01/15/24)(a)	235	179,312
3.75%, 07/15/29 (Call 01/15/24)(a)	255	194,333
3.88%, 11/15/29 (Call 08/15/29)(a)	205	168,549
4.25%, 07/01/28 (Call 07/01/23)(a)	325	267,842
4.63%, 09/15/27 (Call 12/01/22)(a)	275	239,275
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	350	297,903
4.50%, 01/15/29 (Call 01/15/24)(a)	285	201,307
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	235	201,209
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	150	110,100
Series P, 7.60%, 09/15/39(b)	145	100,195
Series U, 7.65%, 03/15/42	135	90,578
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)(b)	150	147,681
Nokia OYJ
4.38%, 06/12/27	127	116,860
6.63%, 05/15/39	155	141,417
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)	210	212,102
4.13%, 06/15/29 (Call 06/15/24)(a)	165	165,574
Telecom Italia Capital SA 6.00%, 09/30/34	285	207,731

Security	Par/ Shares (000)	Value

Telecommunications (continued)
6.38%, 11/15/33	$285	$218,820
7.20%, 07/18/36	285	223,665
7.72%, 06/04/38	290	230,048
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	425	400,235
U.S. Cellular Corp., 6.70%, 12/15/33	155	147,317
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	110	91,123
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(d)	140	111,308
4.13%, 06/04/81(d)	310	219,827
5.13%, 06/04/81 (Call 12/04/50)(d)	270	182,623
7.00%, 04/04/79 (Call 01/04/29)(d)	570	543,792
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	400	346,252
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 12/01/22)(a)	445	343,696
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	310	206,097

		10,040,847

Transportation — 0.1%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)	175	156,280

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(d)	150	136,975

Total Long-Term Investments — 98.3% (Cost: $149,373,045)		127,776,505

Short-Term Securities

Money Market Funds — 23.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(f)(g)(h)	27,824	27,818,631
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(f)(g)	2,105	2,105,000

Total Short-Term Securities — 23.0% (Cost: $29,924,119)		29,923,631

Total Investments — 121.3% (Cost: $179,297,164)		157,700,136

Liabilities in Excess of Other Assets — (21.3)%		(27,735,159)

Net Assets — 100.0%		$129,964,977

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) October 31, 2022	iShares® ESG Advanced High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$14,924,087	$12,908,398	(a)	$—	$(12,346)	$(1,508)	$27,818,631	27,824	$100,684	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,065,000	40,000	(a)	—	—	—	2,105,000	2,105	18,489		—

					$(12,346)	$(1,508)	$29,923,631		$119,173		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$127,776,505	$—	$127,776,505
Money Market Funds	29,923,631	—	—	29,923,631

	$29,923,631	$127,776,505	$—	$157,700,136

See notes to financial statements.

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 6.1%
Bombardier Inc., 7.45%, 05/01/34(a)(b)	$8,939	$8,373,340
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)(b)	7,060	6,420,223
4.95%, 08/15/25 (Call 05/15/25)	5,280	5,124,346
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	17,399	17,181,165
5.90%, 02/01/27(b)	9,921	9,840,937
5.95%, 02/01/37(b)	9,890	9,186,326
6.75%, 01/15/28	4,762	4,755,381
6.88%, 05/01/25 (Call 04/01/25)	9,552	9,765,487
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)(b)	3,211	2,831,909
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	17,564	15,503,040
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	5,238	4,684,081
4.60%, 06/15/28 (Call 03/15/28)(b)	12,265	8,790,448

		102,456,683

Airlines — 3.9%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	4,024	3,401,375
Series 2014-1, Class A, 3.70%, 04/01/28(b)	9,027	7,519,759
Series 2015-1, Class A, 3.38%, 11/01/28(b)	13,005	10,491,701
Series 2016-1, Class A, 4.10%, 07/15/29(b)	3,247	2,510,304
Series 2016-2, Class A, 3.65%, 12/15/29(b)	3,324	2,487,080
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	15,836	14,959,952
3.75%, 10/28/29 (Call 07/28/29)(b)	8,325	6,879,364
4.38%, 04/19/28 (Call 01/19/28)(b)	7,191	6,416,026
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	3,258	2,658,636
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 12/03/26(b)	2,530	2,248,635
Series 2013-1, Class A, 3.95%, 05/15/27(b)	5,718	5,081,135

		64,653,967

Apparel — 0.5%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	10,536	9,056,324

Auto Manufacturers — 2.9%
Ford Holdings LLC, 9.30%, 03/01/30(b)	849	929,400
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	4,387	4,083,639
4.75%, 01/15/43	5,725	3,995,592
5.29%, 12/08/46 (Call 06/08/46)	3,658	2,707,652
6.38%, 02/01/29	576	553,012
6.63%, 10/01/28(b)	1,334	1,315,658
7.40%, 11/01/46(b)	1,150	1,051,606
7.45%, 07/16/31(b)	3,131	3,140,205
Ford Motor Credit Co. LLC
3.66%, 09/08/24(b)	2,238	2,122,586
3.81%, 01/09/24 (Call 11/09/23)(b)	1,888	1,825,583
3.82%, 11/02/27 (Call 08/02/27)(b)	2,236	1,939,842
4.06%, 11/01/24 (Call 10/01/24)(b)	4,454	4,264,527
4.13%, 08/04/25(b)	4,113	3,823,033
4.27%, 01/09/27 (Call 11/09/26)	2,588	2,338,957
4.39%, 01/08/26(b)	3,506	3,246,135
4.54%, 08/01/26 (Call 06/01/26)	2,242	2,068,895
4.69%, 06/09/25 (Call 04/09/25)(b)	1,748	1,656,195
5.11%, 05/03/29 (Call 02/03/29)(b)	4,376	3,909,606

Security	Par (000)	Value

Auto Manufacturers (continued)
5.58%, 03/18/24 (Call 02/18/24)(b)	$4,441	$4,387,086

		49,359,209

Auto Parts & Equipment — 1.2%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	2,671	2,616,779
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	18,938	17,774,449

		20,391,228

Banks — 5.3%
Deutsche Bank AG, 4.50%, 04/01/25(b)	4,000	3,717,880
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	17,591	17,998,583
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	35,221	33,627,250
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	17,332	14,389,546
7.30%, 04/02/34 (Call 04/02/29)(a)(c)	21,625	18,568,523

		88,301,782

Chemicals — 1.4%
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(b)	5,358	4,906,053
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	5,240	5,070,853
5.25%, 12/15/29 (Call 09/15/29)	12,265	10,577,213
5.65%, 12/01/44 (Call 06/01/44)	5,274	3,632,362

		24,186,481

Computers — 2.7%
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	8,707	6,973,088
4.13%, 01/15/31 (Call 10/15/30)(b)	8,656	6,510,956
4.75%, 01/01/25(b)	8,415	8,127,207
4.88%, 03/01/24 (Call 01/01/24)(b)	8,402	8,234,716
4.88%, 06/01/27 (Call 03/01/27)(b)	8,862	8,196,464
5.75%, 12/01/34 (Call 06/01/34)(b)	8,469	6,884,535

		44,926,966

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.45%, 03/15/43(b)	3,802	3,437,160

Diversified Financial Services — 0.7%
Brightsphere Investment Group Inc., 4.80%, 07/27/26	4,883	4,362,179
Navient Corp., 5.63%, 08/01/33	10,431	7,367,416

		11,729,595

Electric — 3.3%
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(b)	3,223	2,957,103
2.65%, 03/01/30 (Call 12/01/29)(b)	6,411	5,186,435
Series A, 1.60%, 01/15/26 (Call 12/15/25)	3,206	2,791,176
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	4,832	3,720,108
Series B, 4.15%, 07/15/27 (Call 04/15/27)	15,913	14,906,344
Series C, 3.40%, 03/01/50 (Call 09/01/49)	8,934	5,548,282
Series C, 5.35%, 07/15/47 (Call 01/15/47)(b)	7,505	6,190,874
Series C, 7.38%, 11/15/31	8,286	9,221,655
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	658	667,417
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	206	186,634
TransAlta Corp., 6.50%, 03/15/40	5,247	4,522,232

		55,898,260

Energy - Alternate Sources — 0.7%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	12,605	11,931,608

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2022	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction — 0.9%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	$6,731	$6,386,642
4.25%, 09/15/28 (Call 06/15/28)(b)	10,547	9,192,027

		15,578,669

Entertainment — 1.0%
Resorts World Las Vegas LLC
4.63%, 04/16/29 (Call 01/16/29)(d)	17,300	11,993,052
4.63%, 04/06/31 (Call 01/06/31)(a)(b)	6,000	4,086,660

		16,079,712

Food — 0.3%
Safeway Inc., 7.25%, 02/01/31(b)	4,614	4,461,000

Health Care - Services — 0.8%
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	6,343	5,396,878
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	3,325	2,060,037
6.02%, 11/15/48(b)	5,950	3,942,530
Series B, 5.33%, 11/15/28	4,000	2,613,400

		14,012,845

Housewares — 3.0%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(b)	3,477	3,373,803
4.45%, 04/01/26 (Call 01/01/26)	34,327	31,925,826
5.63%, 04/01/36 (Call 10/01/35)	7,190	5,977,335
5.75%, 04/01/46 (Call 10/01/45)(b)	11,378	8,749,454

		50,026,418

Insurance — 1.7%
Genworth Holdings Inc., 6.50%, 06/15/34	5,247	4,357,896
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	7,685	8,424,066
MBIA Inc., 5.70%, 12/01/34(b)	2,289	1,918,800
Ohio National Financial Services Inc.
5.80%, 01/24/30 (Call 10/24/29)(a)(b)	8,011	7,323,256
6.63%, 05/01/31(a)(b)	3,425	3,180,592
Provident Financing Trust I, 7.41%, 03/15/38	3,556	3,632,881

		28,837,491

Iron & Steel — 0.6%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	2,705	2,639,161
Cleveland-Cliffs Inc., 6.25%, 10/01/40(b)	4,627	3,562,836
U.S. Steel Corp., 6.65%, 06/01/37(b)	4,790	4,011,146

		10,213,143

Leisure Time — 2.5%
Carnival Corp., 6.65%, 01/15/28(b)	3,507	2,248,267
Carnival PLC, 7.88%, 06/01/27	3,349	3,210,988
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	8,798	6,339,223
7.50%, 10/15/27(b)	5,235	4,376,460
11.50%, 06/01/25 (Call 11/11/22)(a)(b)	24,483	26,358,643

		42,533,581

Lodging — 7.6%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)(b)	9,168	8,051,613
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	7,117	6,435,618
3.20%, 08/08/24 (Call 07/08/24)	24,916	23,694,618
3.50%, 08/18/26 (Call 06/18/26)	14,196	12,370,252
3.90%, 08/08/29 (Call 05/08/29)(b)	10,625	8,571,719
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	9,540	7,741,233

Security	Par (000)	Value

Lodging (continued)
4.88%, 06/18/30 (Call 03/18/30)	$8,140	$5,800,808
5.63%, 08/08/25 (Call 06/08/25)	21,394	18,923,849
5.90%, 08/08/28 (Call 05/08/28)(b)	22,701	17,886,118
Travel + Leisure Co.
5.65%, 04/01/24 (Call 02/01/24)(b)	5,242	5,157,761
6.00%, 04/01/27 (Call 01/01/27)	7,028	6,560,497
6.60%, 10/01/25 (Call 07/01/25)	6,184	6,049,127

		127,243,213

Manufacturing — 0.8%
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	6,652	6,286,007
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	7,150	6,792,500

		13,078,507

Media — 1.0%
Belo Corp.
7.25%, 09/15/27	4,227	4,120,607
7.75%, 06/01/27(b)	3,491	3,440,450
Liberty Interactive LLC
8.25%, 02/01/30	8,746	5,469,136
8.50%, 07/15/29(b)	5,046	3,182,916

		16,213,109

Office & Business Equipment — 0.9%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	4,107	3,784,970
Xerox Corp.
3.80%, 05/15/24	5,232	4,981,440
4.80%, 03/01/35(b)	4,359	2,669,277
6.75%, 12/15/39(b)	6,114	4,553,707

		15,989,394

Office Furnishings — 0.4%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	7,932	6,942,245

Oil & Gas — 8.6%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	7,814	6,940,864
4.25%, 01/15/44 (Call 07/15/43)(b)	2,854	2,022,972
4.38%, 10/15/28 (Call 07/15/28)(b)	4,360	3,913,187
4.75%, 04/15/43 (Call 10/15/42)(b)	5,712	4,294,396
5.10%, 09/01/40 (Call 03/01/40)(b)	17,480	14,152,507
5.25%, 02/01/42 (Call 08/01/41)(b)	5,249	4,210,170
5.35%, 07/01/49 (Call 01/01/49)(b)	5,053	3,942,603
6.00%, 01/15/37(b)	5,816	5,231,027
7.38%, 08/15/47	1,992	1,890,607
7.75%, 12/15/29	3,154	3,221,685
Global Marine Inc., 7.00%, 06/01/28	4,555	2,965,214
Murphy Oil Corp.
6.13%, 12/01/42 (Call 06/01/42)	6,125	4,869,742
7.05%, 05/01/29	4,403	4,367,160
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)(b)	1,015	831,295
4.63%, 06/15/45 (Call 12/15/44)	615	508,826
5.55%, 03/15/26 (Call 12/15/25)(b)	10,039	10,181,955
6.20%, 03/15/40	4,432	4,262,964
6.45%, 09/15/36(b)	8,723	8,662,986
6.60%, 03/15/46 (Call 09/15/45)(b)	9,086	8,955,162
6.95%, 07/01/24(b)	5,088	5,214,081
7.50%, 05/01/31(b)	4,480	4,815,821
7.88%, 09/15/31(b)	2,465	2,684,878
7.95%, 06/15/39	2,058	2,241,944
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	9,193	8,101,883

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.15%, 11/15/29 (Call 08/15/29)(b)	$6,128	$5,400,177
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)(b)	6,959	6,857,816
Transocean Inc.
6.80%, 03/15/38(b)	10,538	6,437,137
7.50%, 04/15/31(b)	6,895	4,508,503
9.35%, 12/15/41	3,094	2,011,255

		143,698,817

Oil & Gas Services — 0.4%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)(b)	7,161	6,853,578

Packaging & Containers — 1.3%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	6,219	6,337,347
Pactiv LLC
7.95%, 12/15/25	4,817	4,465,263
8.38%, 04/15/27(b)	3,514	3,172,158
Sealed Air Corp., 6.88%, 07/15/33(a)	7,884	7,559,731

		21,534,499

Pharmaceuticals — 2.5%
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(b)	4,411	4,226,885
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	12,288	11,698,299
4.38%, 03/15/26 (Call 12/15/25)(b)	12,304	11,532,662
4.40%, 06/15/30 (Call 03/15/30)	13,169	11,030,749
4.90%, 12/15/44 (Call 06/15/44)	5,278	3,508,973

		41,997,568

Pipelines — 11.0%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	10,535	9,236,456
4.13%, 12/01/27 (Call 09/01/27)	7,772	6,741,433
4.35%, 10/15/24 (Call 07/15/24)	5,306	5,074,446
5.60%, 10/15/44 (Call 04/15/44)	5,267	3,939,874
5.85%, 11/15/43 (Call 05/15/43)	7,718	5,819,758
6.75%, 08/15/33(b)	1,074	950,834
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	7,391	6,955,374
4.85%, 07/15/26 (Call 04/15/26)(b)	8,610	8,101,666
5.05%, 04/01/45 (Call 10/01/44)	7,780	5,650,770
5.45%, 06/01/47 (Call 12/01/46)	8,636	6,563,187
5.60%, 04/01/44 (Call 10/01/43)	6,064	4,771,155
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	5,275	4,993,420
4.13%, 12/01/26 (Call 09/01/26)(b)	8,777	7,777,651
5.50%, 07/15/28 (Call 04/15/28)	14,708	13,163,219
6.50%, 07/15/48 (Call 01/15/48)(b)	9,481	7,303,688
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	7,008	6,501,602
4.80%, 05/15/30 (Call 02/15/30)(a)	6,113	5,157,232
4.95%, 07/15/29 (Call 04/15/29)(a)	9,562	8,415,325
6.88%, 04/15/40(a)	8,603	7,083,968
7.50%, 07/15/38(a)	4,327	3,829,092
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	7,057	6,355,252
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	6,790	6,454,099
3.95%, 06/01/25 (Call 03/01/25)	3,748	3,561,200
4.30%, 02/01/30 (Call 11/01/29)(b)	11,090	9,748,332
4.50%, 03/01/28 (Call 12/01/27)	3,714	3,408,449

Security	Par (000)	Value

Pipelines (continued)
4.65%, 07/01/26 (Call 04/01/26)	$4,450	$4,206,896
4.75%, 08/15/28 (Call 05/15/28)	3,712	3,431,558
5.30%, 03/01/48 (Call 09/01/47)(b)	6,341	5,068,932
5.45%, 04/01/44 (Call 10/01/43)	5,417	4,385,387
5.50%, 08/15/48 (Call 02/15/48)	3,257	2,646,508
5.50%, 02/01/50 (Call 08/01/49)(b)	9,070	7,124,304

		184,421,067

Real Estate Investment Trusts — 3.7%
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	4,401	3,809,858
4.75%, 02/15/28 (Call 08/15/27)(b)	8,783	5,988,513
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	6,216	4,569,009
4.35%, 10/01/24 (Call 09/01/24)	12,796	11,751,462
4.38%, 02/15/30 (Call 08/15/29)(b)	6,140	4,377,267
4.50%, 03/15/25 (Call 09/15/24)	5,575	4,925,847
4.65%, 03/15/24 (Call 09/15/23)	5,947	5,661,782
4.75%, 10/01/26 (Call 08/01/26)	7,029	5,733,274
4.95%, 02/15/27 (Call 08/15/26)(b)	6,259	5,072,794
4.95%, 10/01/29 (Call 07/01/29)(b)	6,517	4,760,994
5.25%, 02/15/26 (Call 08/15/25)(b)	5,430	4,696,353

		61,347,153

Retail — 7.1%
Bath & Body Works Inc.
6.95%, 03/01/33	6,127	5,027,632
7.60%, 07/15/37	4,341	3,451,182
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	5,076	1,079,310
4.92%, 08/01/34 (Call 02/01/34)	4,050	427,032
5.17%, 08/01/44 (Call 02/01/44)	12,003	1,257,194
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	6,309	6,098,973
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)(b)	4,313	2,558,989
4.50%, 12/15/34 (Call 06/15/34)	7,244	4,984,379
5.13%, 01/15/42 (Call 07/15/41)	4,299	2,748,652
6.38%, 03/15/37(b)	3,422	2,617,659
6.70%, 07/15/34(a)(b)	1,239	969,344
Marks & Spencer PLC, 7.13%, 12/01/37(a)	5,227	4,506,458
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	6,152	5,253,562
4.25%, 08/01/31 (Call 05/01/31)(b)	7,361	5,342,687
4.38%, 04/01/30 (Call 01/01/30)(b)	8,658	6,504,496
5.00%, 01/15/44 (Call 07/15/43)(b)	16,653	10,528,027
6.95%, 03/15/28(b)	5,240	4,866,860
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)(b)	10,472	9,155,670
4.75%, 02/15/27 (Call 11/15/26)(b)	9,915	7,859,422
4.85%, 04/01/24(b)	10,554	10,140,494
5.45%, 08/15/34 (Call 02/15/34)(b)	6,887	4,336,262
5.95%, 03/15/43(b)	5,206	3,212,206
Rite Aid Corp., 7.70%, 02/15/27(b)	3,256	1,747,332
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	5,275	5,200,148
5.35%, 11/01/43 (Call 05/01/43)(b)	4,805	3,832,804
6.88%, 11/15/37(b)	5,665	5,607,727

		119,314,501

Telecommunications — 12.4%
Embarq Corp., 8.00%, 06/01/36	24,881	10,069,092

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2022	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	$5,249	$4,886,766
Frontier North Inc., Series G, 6.73%, 02/15/28(b)	3,511	3,288,754
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	12,050	10,387,702
3.88%, 11/15/29 (Call 08/15/29)(a)	10,908	8,968,449
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28(b)	5,053	4,272,261
Series P, 7.60%, 09/15/39(b)	9,037	6,244,567
Series U, 7.65%, 03/15/42(b)	8,208	5,507,158
Nokia OYJ, 6.63%, 05/15/39(b)	8,789	8,018,820
Qwest Corp., 7.25%, 09/15/25(b)	4,492	4,538,762
Sprint Capital Corp.
6.88%, 11/15/28(b)	25,348	26,152,545
8.75%, 03/15/32(b)	20,475	24,020,860
Telecom Italia Capital SA 6.00%, 09/30/34	16,056	11,702,897
6.38%, 11/15/33(b)	16,039	12,314,584
7.20%, 07/18/36	16,063	12,606,082
7.72%, 06/04/38	16,047	12,729,604
U.S. Cellular Corp., 6.70%, 12/15/33(b)	9,544	9,070,904
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(c)	34,907	33,301,976

		208,081,783

Toys, Games & Hobbies — 0.5%
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)(b)	5,236	4,116,491
6.20%, 10/01/40(b)	4,398	3,744,985

		7,861,476

Transportation — 0.3%
XPO CNW Inc., 6.70%, 05/01/34	5,245	4,697,160

Total Long-Term Investments — 98.2% (Cost: $2,057,112,523)		1,647,346,192

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	240,152	$240,104,458
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	11,360	11,360,000

Total Short-Term Securities — 15.0% (Cost: $ 251,480,937)		251,464,458

Total Investments — 113.2% (Cost: $ 2,308,593,460)		1,898,810,650

Liabilities in Excess of Other Assets — (13.2)%		(221,337,986)

Net Assets — 100.0%		$1,677,472,664

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$405,262,007	$—	$(164,908,677	)(a)	$(224,566)	$(24,306)	$240,104,458	240,152	$2,281,874	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,250,000	—	(56,890,000	)(a)	—	—	11,360,000	11,360	311,224		—

					$(224,566)	$(24,306)	$251,464,458		$2,593,098		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Fallen Angels USD Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,647,346,192	$—	$1,647,346,192
Money Market Funds	251,464,458	—	—	251,464,458

	$251,464,458	$1,647,346,192	$—	$1,898,810,650

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	67

Statements of Assets and Liabilities

October 31, 2022

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$6,810,707,886	$7,850,002,084	$127,776,505	$1,647,346,192
Investments, at value — affiliated(c)	1,073,158,020	1,761,402,705	29,923,631	251,464,458
Cash	—	—	3,736	1,661
Foreign currency, at value(d)	1,561	171	73	—
Receivables:
Investments sold	3,998,967	28,783,184	1,215,876	7,151,145
Securities lending income — affiliated	557,487	920,099	13,126	220,022
Capital shares sold	41,519,842	925,012	—	251,486
Dividends — affiliated	90,199	346,186	4,388	73,837
Interest — unaffiliated	114,974,065	135,024,206	2,018,070	26,996,085

Total assets	8,045,008,027	9,777,403,647	160,955,405	1,933,504,886

LIABILITIES
Bank overdraft	23,590	286,798	—	—
Collateral on securities loaned, at value	1,015,976,785	1,605,370,744	27,834,711	240,400,060
Payables:
Investments purchased	50,512,601	55,806,746	3,117,129	14,040,505
Capital shares redeemed	—	280,962	—	1,143,980
Investment advisory fees	1,347,574	999,510	38,588	447,677

Total liabilities	1,067,860,550	1,662,744,760	30,990,428	256,032,222

NET ASSETS	$6,977,147,477	$8,114,658,887	$129,964,977	$1,677,472,664

NET ASSETS CONSIST OF
Paid-in capital	$7,692,547,516	$9,353,828,059	$154,171,923	$2,139,195,753
Accumulated loss	(715,400,039)	(1,239,169,172)	(24,206,946)	(461,723,089)

NET ASSETS	$6,977,147,477	$8,114,658,887	$129,964,977	$1,677,472,664

NET ASSETVALUE
Shares outstanding	170,900,000	235,300,000	3,000,000	69,300,000

Net asset value	$40.83	$34.49	$43.32	$24.21

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$7,168,469,371	$9,011,678,499	$149,373,045	$2,057,112,523
(b) Securities loaned, at value	$974,033,308	$1,534,945,818	$26,709,767	$232,682,780
(c) Investments, at cost — affiliated	$1,073,228,422	$1,761,542,207	$29,924,119	$251,480,937
(d) Foreign currency, at cost	$1,640	$168	$77	$—

See notes to financial statements.

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended October 31, 2022

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF

INVESTMENT INCOME
Dividends — unaffiliated	$—	$108	$—	$—
Dividends — affiliated	423,548	1,213,193	19,669	346,164
Interest — unaffiliated	261,305,476	422,080,083	6,983,145	143,077,325
Securities lending income — affiliated — net	3,912,646	6,299,308	99,504	2,246,934
Other income — unaffiliated	277,578	322,686	22,940	99,742

Total investment income	265,919,248	429,915,378	7,125,258	145,770,165

EXPENSES
Investment advisory	15,341,651	16,993,921	511,540	8,532,989
Professional	217	217	217	217

Total expenses	15,341,868	16,994,138	511,757	8,533,206

Less:
Investment advisory fees waived	—	(5,407,157)	—	—

Total expenses after fees waived	15,341,868	11,586,981	511,757	8,533,206

Net investment income	250,577,380	418,328,397	6,613,501	137,236,959

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(60,755,256)	(24,489,372)	(2,626,361)	(57,708,037)
Investments — affiliated	(199,165)	(564,557)	(12,346)	(224,566)
Foreign currency transactions	(5)	—	—	—
In-kind redemptions — unaffiliated(a)	(35,545,016)	(58,741,922)	(3,400,027)	(215,750,200)

	(96,499,442)	(83,795,851)	(6,038,734)	(273,682,803)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(431,716,448)	(1,319,437,422)	(21,946,112)	(489,146,365)
Investments — affiliated	(233,195)	(263,332)	(1,508)	(24,306)
Foreign currency translations	(79)	3	(4)	—

	(431,949,722)	(1,319,700,751)	(21,947,624)	(489,170,671)

Net realized and unrealized loss	(528,449,164)	(1,403,496,602)	(27,986,358)	(762,853,474)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(277,871,784)	$(985,168,205)	$(21,372,857)	$(625,616,515)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	69

Statements of Changes in Net Assets

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$250,577,380	$236,245,878	$418,328,397	$378,419,431
Net realized gain (loss)	(96,499,442)	122,567,123	(83,795,851)	153,135,352
Net change in unrealized appreciation (depreciation)	(431,949,722)	91,926,600	(1,319,700,751)	169,317,978

Net increase (decrease) in net assets resulting from operations	(277,871,784)	450,739,601	(985,168,205)	700,872,761

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(261,375,036)	(250,267,859)	(421,560,670)	(391,636,803)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,082,548,001	329,076,100	1,212,745,159	1,805,332,975

NET ASSETS
Total increase (decrease) in net assets	1,543,301,181	529,547,842	(193,983,716)	2,114,568,933
Beginning of year	5,433,846,296	4,904,298,454	8,308,642,603	6,194,073,670

End of year	$6,977,147,477	$5,433,846,296	$8,114,658,887	$8,308,642,603

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares ESG Advanced High Yield Corporate Bond ETF		iShares Fallen Angels USD Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,613,501	$3,759,193	$137,236,959	$73,573,961
Net realized gain (loss)	(6,038,734)	777,813	(273,682,803)	30,508,946
Net change in unrealized appreciation (depreciation)	(21,947,624)	199,702	(489,170,671)	60,024,689

Net increase (decrease) in net assets resulting from operations	(21,372,857)	4,736,708	(625,616,515)	164,107,596

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,441,004)	(4,106,362)	(143,208,910)	(66,582,989)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	34,212,910	62,700,777	(2,230,203,270)	4,257,005,303

NET ASSETS
Total increase (decrease) in net assets	5,399,049	63,331,123	(2,999,028,695)	4,354,529,910
Beginning of year	124,565,928	61,234,805	4,676,501,359	321,971,449

End of year	$129,964,977	$124,565,928	$1,677,472,664	$4,676,501,359

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$45.51	$43.75	$46.20	$46.19	$47.53

Net investment income(a)	2.10	2.09	2.26	2.55	2.56
Net realized and unrealized gain (loss)(b)	(4.58)	1.90	(2.36)	0.01	(1.38)

Net increase (decrease) from investment operations	(2.48)	3.99	(0.10)	2.56	1.18

Distributions from net investment income(c)	(2.20)	(2.23)	(2.35)	(2.55)	(2.52)

Net asset value, end of year	$40.83	$45.51	$43.75	$46.20	$46.19

Total Return(d)
Based on net asset value	(5.55)%	9.25%	(0.10)%	5.71%	2.55%

Ratios to Average Net Assets(e)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	4.90%	4.59%	5.15%	5.54%	5.46%

Supplemental Data
Net assets, end of year (000)	$6,977,147	$5,433,846	$4,904,298	$3,349,716	$3,126,800

Portfolio turnover rate(f)	23%	39%	45%	31%	35%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Broad USD High Yield Corporate Bond ETF

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	10/31/22	10/31/21	10/31/20	10/31/19 (a)	10/31/18 (a)

Net asset value, beginning of year	$41.21	$39.34	$40.61	$39.80	$41.67

Net investment income(b)	2.03	2.02	2.21	2.52	2.39
Net realized and unrealized gain (loss)(c)	(6.68)	1.97	(1.23)	0.74	(2.17)

Net increase (decrease) from investment operations	(4.65)	3.99	0.98	3.26	0.22

Distributions from net investment income(d)	(2.07)	(2.12)	(2.25)	(2.45)	(2.09)

Net asset value, end of year	$34.49	$41.21	$39.34	$40.61	$39.80

Total Return(e)
Based on net asset value	(11.59)%	10.31%	2.61%	8.48%	0.55%

Ratios to Average Net Assets(f)
Total expenses	0.22%	0.22%	0.22%	0.22%	0.22%

Total expenses after fees waived	0.15%	0.15%	0.15%	0.16%	0.22%

Net investment income	5.42%	4.91%	5.67%	6.23%	5.89%

Supplemental Data
Net assets, end of year (000)	$8,114,659	$8,308,643	$6,194,074	$2,595,057	$255,533

Portfolio turnover rate(g)	12%	24%	21%	19%	15%

(a)	Per share amounts reflect a six-for-five stock split effective after the close of trading on April 18, 2019.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced High Yield Corporate Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$51.90	$51.03	$51.81	$49.54	$51.90

Net investment income(a)	2.13	1.97	2.41	2.88	2.93
Net realized and unrealized gain (loss)(b)	(8.21)	1.18	(0.73)	2.34	(2.37)

Net increase (decrease) from investment operations	(6.08)	3.15	1.68	5.22	0.56

Distributions(c)
From net investment income	(2.21)	(2.07)	(2.46)	(2.95)	(2.92)
From net realized gain	(0.29)	(0.21)	—	—	—

Total distributions	(2.50)	(2.28)	(2.46)	(2.95)	(2.92)

Net asset value, end of year	$43.32	$51.90	$51.03	$51.81	$49.54

Total Return(d)
Based on net asset value	(12.03)%	6.25%	3.42%	10.88%	1.13%

Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.47%	0.50%	0.50%

Net investment income	4.53%	3.78%	4.78%	5.70%	5.80%

Supplemental Data
Net assets, end of year (000)	$129,965	$124,566	$61,235	$23,316	$9,908

Portfolio turnover rate(f)	23%	43%	85%	24%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Fallen Angels USD Bond ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$30.04	$27.29	$26.58	$25.90	$27.64

Net investment income(a)	1.10	1.06	1.54	1.50	1.50
Net realized and unrealized gain (loss)(b)	(5.79)	2.83	0.65	0.67	(1.49)

Net increase (decrease) from investment operations	(4.69)	3.89	2.19	2.17	0.01

Distributions(c)
From net investment income	(1.14)	(1.14)	(1.48)	(1.49)	(1.42)
From net realized gain	—	—	—	—	(0.33)

Total distributions	(1.14)	(1.14)	(1.48)	(1.49)	(1.75)

Net asset value, end of year	$24.21	$30.04	$27.29	$26.58	$25.90

Total Return(d)
Based on net asset value	(15.88)%	14.45%	8.68%	8.70%	0.04%

Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	4.02%	3.57%	5.84%	5.73%	5.65%

Supplemental Data
Net assets, end of year (000)	$1,677,473	$4,676,501	$321,971	$143,525	$67,337

Portfolio turnover rate(f)	26%	21%	51%	23%	29%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Diversified
ESG Advanced High Yield Corporate Bond	Diversified
Fallen Angels USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

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Notes to Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

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Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$65,796,855	$(65,796,855)	$—		$—
Barclays Capital, Inc.	52,897,245	(52,897,245)	—		—
BMO Capital Markets Corp.	10,829,240	(10,829,240)	—		—
BNP Paribas SA	66,026,888	(66,026,888)	—		—
BofA Securities, Inc.	27,072,373	(27,072,373)	—		—
Citadel Clearing LLC	8,919,295	(8,919,295)	—		—
Citigroup Global Markets, Inc.	16,542,378	(16,542,378)	—		—
Credit Suisse Securities (USA) LLC	11,895,141	(11,895,141)	—		—
Deutsche Bank Securities, Inc.	19,379,867	(19,379,867)	—		—
Goldman Sachs & Co. LLC	288,028,226	(288,028,226)	—		—
J.P. Morgan Securities LLC	277,752,911	(277,752,911)	—		—
Jefferies LLC	14,644,490	(14,644,490)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	3,669,281	(3,669,281)	—		—
Nomura Securities International, Inc.	17,945,682	(17,945,682)	—		—
Pershing LLC	3,253,407	(3,253,407)	—		—
RBC Capital Markets LLC	42,171,606	(42,171,606)	—		—
Scotia Capital (USA), Inc.	15,824,829	(15,824,829)	—		—
State Street Bank & Trust Co.	5,345,136	(5,345,136)	—		—
Wells Fargo Bank N.A.	736,712	(736,712)	—		—
Wells Fargo Securities LLC	25,301,746	(25,301,746)	—		—

	$974,033,308	$(974,033,308)	$—		$—

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Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Broad USD High Yield Corporate Bond
Barclays Bank PLC	$121,553,553	$(121,553,553)	$—		$—
Barclays Capital, Inc.	73,777,719	(73,777,719)	—		—
BMO Capital Markets Corp.	16,883,871	(16,883,871)	—		—
BNP Paribas SA	8,324,119	(8,324,119)	—		—
BofA Securities, Inc.	49,557,073	(49,557,073)	—		—
Citadel Clearing LLC	35,301,106	(35,301,106)	—		—
Citigroup Global Markets, Inc.	26,767,512	(26,767,512)	—		—
Credit Suisse Securities (USA) LLC	13,871,168	(13,871,168)	—		—
Goldman Sachs & Co. LLC	478,133,947	(478,133,947)	—		—
J.P. Morgan Securities LLC	404,918,516	(404,918,516)	—		—
Jefferies LLC	17,879,617	(17,879,617)	—		—
Morgan Stanley	56,332,135	(56,332,135)	—		—
Nomura Securities International, Inc.	26,558,246	(26,558,246)	—		—
Pershing LLC	7,038,171	(7,038,171)	—		—
RBC Capital Markets LLC	104,569,777	(104,569,777)	—		—
Scotia Capital (USA), Inc.	11,991,046	(11,991,046)	—		—
State Street Bank & Trust Co.	42,009,410	(42,009,410)	—		—
Toronto-Dominion Bank	152,233	(152,233)	—		—
UBS AG	1,412,996	(1,412,996)	—		—
UBS Securities LLC	1,921,193	(1,921,193)	—		—
Wells Fargo Bank N.A.	3,110,243	(3,110,243)	—		—
Wells Fargo Securities LLC	32,882,167	(32,882,167)	—		—

	$1,534,945,818	$(1,534,945,818)	$—		$—

ESG Advanced High Yield Corporate Bond
Barclays Bank PLC	$2,490,705	$(2,490,705)	$—		$—
Barclays Capital, Inc.	2,801,021	(2,801,021)	—		—
BMO Capital Markets Corp.	721,555	(721,555)	—		—
BNP Paribas SA	5,914,721	(5,914,721)	—		—
Citadel Clearing LLC	646,919	(646,919)	—		—
Citigroup Global Markets, Inc.	478,575	(478,575)	—		—
Credit Suisse Securities (USA) LLC	291,366	(291,366)	—		—
HSBC Securities (USA), Inc.	88,946	(88,946)	—		—
J.P. Morgan Securities LLC	6,395,487	(6,395,487)	—		—
Jefferies LLC	408,824	(408,824)	—		—
Morgan Stanley	1,133,748	(1,133,748)	—		—
Pershing LLC	375,490	(375,490)	—		—
RBC Capital Markets LLC	3,545,104	(3,545,104)	—		—
Scotia Capital (USA), Inc.	171,369	(171,369)	—		—
State Street Bank & Trust Co.	1,204,152	(1,204,152)	—		—
Toronto-Dominion Bank	41,785	(41,785)	—		—

	$26,709,767	$(26,709,767)	$—		$—

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Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Fallen Angels USD Bond
Barclays Bank PLC	$27,318,064	$(27,318,064)	$—		$—
BMO Capital Markets Corp.	2,253,805	(2,253,805)	—		—
BNP Paribas SA	18,969,361	(18,969,361)	—		—
BofA Securities, Inc.	1,496,621	(1,496,621)	—		—
Citadel Clearing LLC	2,137,296	(2,137,296)	—		—
Citigroup Global Markets, Inc.	7,142,465	(7,142,465)	—		—
Credit Suisse Securities (USA) LLC	4,718,369	(4,718,369)	—		—
Goldman Sachs & Co. LLC	66,608,399	(66,608,399)	—		—
J.P. Morgan Securities LLC	83,571,811	(83,571,811)	—		—
Jefferies LLC	1,182,835	(1,163,839)	—		18,996
Morgan Stanley	1,474,333	(1,474,333)	—		—
Pershing LLC	394,248	(394,248)	—		—
RBC Capital Markets LLC	9,811,832	(9,811,832)	—		—
Scotia Capital (USA), Inc.	216,209	(216,209)	—		—
State Street Bank & Trust Co.	4,006,722	(4,006,722)	—		—
Toronto-Dominion Bank	420,968	(420,968)	—		—
Wells Fargo Securities LLC	959,442	(959,442)	—		—

	$232,682,780	$(232,663,784)	$—		$18,996

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.22
ESG Advanced High Yield Corporate Bond	0.35
Fallen Angels USD Bond	0.25

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Broad USD High Yield Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through February 28, 2023 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.15% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

Broad USD High Yield Corporate Bond	$5,407,157

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational

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Notes to Financial Statements  (continued)

costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

0-5 Year High Yield Corporate Bond	$1,172,609
Broad USD High Yield Corporate Bond	1,937,945
ESG Advanced High Yield Corporate Bond	32,221
Fallen Angels USD Bond	630,275

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

0-5 Year High Yield Corporate Bond	$110,261,998	$81,006,228	$(3,964,235)
Broad USD High Yield Corporate Bond	4,090,193	155,723,978	(8,242,241)
ESG Advanced High Yield Corporate Bond	133,956	4,041,303	(263,948)
Fallen Angels USD Bond	53,989,550	204,880,694	(13,832,662)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

0-5 Year High Yield Corporate Bond	$1,625,023,553	$1,332,541,087
Broad USD High Yield Corporate Bond	1,061,209,294	1,124,459,560
ESG Advanced High Yield Corporate Bond	38,853,992	37,732,508
Fallen Angels USD Bond	962,406,389	959,746,286

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Notes to Financial Statements  (continued)

For the year ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-5 Year High Yield Corporate Bond	$3,861,564,341	$1,891,803,019
Broad USD High Yield Corporate Bond	5,335,052,818	4,134,691,906
ESG Advanced High Yield Corporate Bond	67,741,384	34,007,443
Fallen Angels USD Bond	662,983,027	2,780,534,484

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

0-5 Year High Yield Corporate Bond	$(35,546,722)	$35,546,722
Broad USD High Yield Corporate Bond	(58,812,920)	58,812,920
ESG Advanced High Yield Corporate Bond	(3,400,668)	3,400,668
Fallen Angels USD Bond	(219,933,443)	219,933,443

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21

0-5 Year High Yield Corporate Bond
Ordinary income	$261,375,036	$250,267,859

Broad USD High Yield Corporate Bond
Ordinary income	$421,560,670	$391,636,803

ESG Advanced High Yield Corporate Bond
Ordinary income	$7,263,731	$4,106,362
Long-term capital gains	177,273	—

	$7,441,004	$4,106,362

Fallen Angels USD Bond
Ordinary income	$143,208,910	$66,582,989

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

0-5 Year High Yield Corporate Bond	$26,672,303	$(364,443,138)	$(377,629,204)	$(715,400,039)
Broad USD High Yield Corporate Bond	45,642,626	(99,978,755)	(1,184,833,043)	(1,239,169,172)
ESG Advanced High Yield Corporate Bond	632,852	(2,769,620)	(22,070,178)	(24,206,946)
Fallen Angels USD Bond	9,519,421	(57,985,093)	(413,257,417)	(461,723,089)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

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Notes to Financial Statements  (continued)

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-5 Year High Yield Corporate Bond	$8,261,495,031	$35,640,416	$(413,269,541)	$(377,629,125)
Broad USD High Yield Corporate Bond	10,796,237,835	24,928,230	(1,209,761,276)	(1,184,833,046)
ESG Advanced High Yield Corporate Bond	179,770,310	565,615	(22,635,789)	(22,070,174)
Fallen Angels USD Bond	2,312,068,067	3,388,838	(416,646,255)	(413,257,417)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements  (continued)

The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

0-5 Year High Yield Corporate Bond
Shares sold	97,100,000	$4,016,331,811	46,000,000	$2,088,517,248
Shares redeemed	(45,600,000)	(1,933,783,810)	(38,700,000)	(1,759,441,148)

	51,500,000	$2,082,548,001	7,300,000	$329,076,100

Broad USD High Yield Corporate Bond
Shares sold	148,650,000	$5,434,474,901	82,100,000	$3,365,228,261
Shares redeemed	(114,950,000)	(4,221,729,742)	(37,950,000)	(1,559,895,286)

	33,700,000	$1,212,745,159	44,150,000	$1,805,332,975

ESG Advanced High Yield Corporate Bond
Shares sold	1,400,000	$69,430,603	1,200,000	$62,700,777
Shares redeemed	(800,000)	(35,217,693)	—	—

	600,000	$34,212,910	1,200,000	$62,700,777

Fallen Angels USD Bond
Shares sold	24,050,000	$674,034,410	148,900,000	$4,404,003,308
Shares redeemed	(110,450,000)	(2,904,237,680)	(5,000,000)	(146,998,005)

	(86,400,000)	$(2,230,203,270)	143,900,000	$4,257,005,303

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

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Notes to Financial Statements  (continued)

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the four funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

iShares 0-5 Year High Yield Corporate Bond ETF iShares Broad USD High Yield Corporate Bond ETF iShares ESG Advanced High Yield Corporate Bond ETF iShares Fallen Angels USD Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2022:

iShares ETF	20% Rate Long-Term Capital Gain Dividends

ESG Advanced High Yield Corporate Bond	$177,273

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2022:

iShares ETF	Federal Obligation Interest

0-5 Year High Yield Corporate Bond	$10,453
Broad USD High Yield Corporate Bond	17,068
ESG Advanced High Yield Corporate Bond	102
Fallen Angels USD Bond	605

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends

0-5 Year High Yield Corporate Bond	$252,760,161
Broad USD High Yield Corporate Bond	410,394,293
ESG Advanced High Yield Corporate Bond	6,622,520
Fallen Angels USD Bond	136,442,357

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

iShares ETF	Interest-Related Dividends

0-5 Year High Yield Corporate Bond	$196,640,120
Broad USD High Yield Corporate Bond	391,145,580
ESG Advanced High Yield Corporate Bond	5,261,371
Fallen Angels USD Bond	106,331,091

I M P O R T A N T T A X I N F O R M A T I O N	87

Board Review and Approval of Investment Advisory Contract

iShares 0-5 Year High Yield Corporate Bond ETF, iShares Broad USD High Yield Corporate Bond ETF, iShares ESG Advanced High Yield Corporate Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	89

Board Review and Approval of Investment Advisory Contract  (continued)

iShares Fallen Angels USD Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	91

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

0-5 Year High Yield Corporate Bond(a)	$2.198869	$—	$0.000220	$2.199089	100%	—%	0	%(b)	100%
Broad USD High Yield Corporate Bond	2.065783	—	—	2.065783	100	—	—		100
ESG Advanced High Yield Corporate Bond	2.211018	0.285111	—	2.496129	89	11	—		100
Fallen Angels USD Bond	1.144751	—	—	1.144751	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive and the Alternative Investment Fund Managers Regulations 2013 (as amended) and the “Guidelines on sound remuneration policies under the AIFMD” issued by the European Securities and Markets Authority (together the “Regulations”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, non-EU and non-UK managers are only required to comply with certain disclosure, reporting and transparency obligations of the Regulations if such managers market a fund to EU investors.

The Company has registered the iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) to be marketed to United Kingdom.

Report on Remuneration

The Company is required under the Regulations to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area.As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

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Supplemental Information (unaudited)  (continued)

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of total & aggregate remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending December 31, 2021 were as follows:

iShares ETF	Total Remuneration	Fixed Remuneration	Variable Remuneration	No. of Beneficiaries	Senior Management Remuneration	Risk Taker Remuneration

Broad USD High Yield Corporate Bond	$788,179	$368,525	$419,654	661	$96,475	$9,971

Disclosures Under the EU Sustainable Finance Disclosure Regulation

The iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, Fund’s investments do not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation.

S U P P L E M E N T A L I N F O R M A T I O N	93

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information (unaudited)  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	95

Trustee and Officer Information (unaudited)  (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice Presidents.

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	97

Glossary of Terms Used in this Report

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

98	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

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iS-AR-1020-1022

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

•  iShares Core Total USD Bond Market ETF | IUSB | NASDAQ

•  iShares U.S. Fixed Income Balanced Risk Factor ETF | FIBR | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Further-more, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are under-weight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S. bond market experienced a considerable decline for the 12 months ended October 31, 2022 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. fixed-income performance, returned -15.68%.

The U.S. Federal Reserve’s (Fed’s) shift toward tighter monetary policy was the primary factor driving the market downturn. Annualized consumer price inflation, which had been under 3.0% for over a decade, began to rise throughout 2021 and ultimately climbed above 6.0% in the year’s fourth calendar quarter. The inflation picture soon grew even more challenging following Russia’s invasion of Ukraine in early 2022, which—together with the resulting sanctions—further snarled global supply chains and contributed to a spike in energy prices. Inflation exceeded 8.0% in March 2022 and remained above that level through the end of the reporting period, with a peak of 9.1% in June.

The Fed moved aggressively in an effort to calm price pressures, ending its stimulative quantitative easing program and boosting interest rates from a range of 0.0%-0.25% to 3.0-3.25% in five separate increases from March to September 2022. This marked the largest move in such a short interval since 1980. In addition, the Fed appeared set to continue raising rates until inflation showed signs of returning closer to its longer-term target of 2%. Some evidence began to emerge later in the period that the Fed’s rate hikes had begun to reduce activity in certain segments of the economy, but there was still no sign that consumer price inflation had started to decline in a meaningful fashion. As a result, market prices at the end of October indicated that the central bank would not stop tightening until rates reached the 4.5-5.0% range.

These circumstances weighed heavily on bond market performance. The yield on the two-year U.S. Treasury note rose from 0.50% at the beginning of the period to 4.48% by the end of October 2022, while the 10-year yield climbed from 1.55% to 4.05%. The yield curve inverted significantly as result, meaning that short-term yields were higher those on longer-term debt. In late September, the yield curve moved to its largest inversion since 1982.

The surge in U.S. Treasury yields, together with investors’ increased aversion to risk, fueled weakness across all sectors of the bond market. Mortgage-backed securities, which were hurt by concerns about the housing market and the loss of demand stemming from Fed’s decision to end its quantitative easing policy, posted negative returns. Still, the category held up better than the broader index.

Investment-grade corporate bonds were among the worst-performing segments of the market. In addition to being adversely affected by rising Treasury yields, the asset class was pressured by a pronounced increase in yield spreads. The latter trend reflected concerns that weaker economic growth could lead to a slowdown in corporate earnings. Notably, the yield on corporate bonds—as gauged by the ICE BofA US Corporate Index—closed the period at the highest level since 2009.

High yield bonds also experienced sizable losses. As was the case with investment-grade corporates, a rise in both prevailing yields and yield spreads weighed heavily on performance. However, the category outperformed the investment-grade market due to its lower interest-rate sensitivity and higher weighting in the energy sector. Higher-rated issuers in the category—which are seen as having the least vulnerability to slowing growth—generally outperformed their lower-quality counterparts.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Core Total USD Bond Market ETF

Investment Objective

The iShares Core Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield, as represented by the Bloomberg U.S. Universal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(15.73)%	(0.46)%	0.92%	(15.73)%	(2.30)%	7.95%
Fund Market	(15.63)	(0.48)	0.93	(15.63)	(2.36)	8.08
Index	(15.79)	(0.42)	0.94	(15.79)	(2.10)	8.16

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was June 10, 2014. The first day of secondary market trading was June 12, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 931.20	$ 0.24		$ 1,000.00	$ 1,025.00	$ 0.26		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	iShares® Core Total USD Bond Market ETF

Portfolio Management Commentary

As represented by the Index, U.S. dollar-denominated investment-grade and high-yield bonds declined significantly for the reporting period. A sharp rise in U.S. Treasury yields along with an increase in risk aversion on the part of investors given heightened geopolitical uncertainty and recession fears led to weakness across all sectors of the bond market.

Investment-grade corporate bonds were among the weakest-performing segments of the market. In addition to being adversely affected by rising market interest rates, prices for asset class were pressured by an increase in credit spreads as investors became concerned that weaker economic growth would lead to a slowdown in corporate earnings.

Below-investment grade, high yield corporate bonds also experienced sizable losses. The category outperformed the investment-grade market due to its lower interest-rate sensitivity. In addition, the significant weighting of energy issuers within the sector proved helpful as gas and oil prices remained high over the period. Higher-rated issuers within the category generally outperformed given rising recession fears over the period.

Returns for securitized assets including residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities were also well into negative territory. Residential mortgage-backed securities in particular were negatively impacted by the Federal Reserve’s move to discontinue bond purchases as part of policy tightening. However, securitized assets held up better than the broad market as they remained supported by generally strong consumer fundamentals.

U.S. Treasury bonds also declined notably as persistent high inflation led the Federal Reserve to hike its benchmark overnight lending rate, directly impacting short-term Treasury yields and leading the curve higher across maturities. While yield increases for longer-term Treasuries were less significant, they experienced the biggest price declines given their higher sensitivity to changes in interest rates.

Portfolio Information

CREDIT QUALITY ALLOCATION

	Percent of
Moody’s Credit Rating*	Total Investments	(a)

Aaa	47.8%
Aa	8.6
A	16.0
Baa	14.5
Ba	3.4
B	2.7
Caa	0.6
Ca	0.1
Not Rated	6.3

PORTFOLIO COMPOSITION

	Percent of
Investment Type	Total Investments	(a)

U.S. Government & Agency Obligations	61.1%
Corporate Bonds & Notes	33.0
Foreign Government Obligations	4.7
Collaterized Mortgage Obligations	0.9
Municipal Debt Obligations	0.5
Asset-Backed Securities	0.3
TBA Sales Commitments	(0.5)
Common Stocks	—	(b)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Investment Objective

The iShares U.S. Fixed Income Balanced Risk Factor ETF (the “Fund”) seeks to track the investment results of an index, composed of taxable U.S. dollar-denominated bonds and U.S. Treasury futures, which targets an equal allocation between interest rate and credit spread risk, as represented by the Bloomberg U.S. Fixed Income Balanced Risk Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(16.04)%	(1.30)%	0.24%	(16.04)%	(6.33)%	1.88%
Fund Market	(16.09)	(1.35)	0.23	(16.09)	(6.55)	1.81
Index	(15.81)	(1.11)	0.40	(15.81)	(5.43)	3.07

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was February 24, 2015. The first day of secondary market trading was February 26, 2015.

Index performance through February 4, 2018 reflects the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. Index performance beginning on February 5, 2018 reflects the performance of the Bloomberg U.S. Fixed Income Balanced Risk Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 948.10	$ 1.23		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022 (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Portfolio Management Commentary

U.S. dollar-denominated investment-grade and high-yield bonds within the Index declined significantly for the reporting period. A sharp rise in U.S. Treasury yields along with an increase in risk aversion on the part of investors given heightened geopolitical uncertainty, high inflation and increasing recession fears led to weakness across all sectors of the bond market.

Within the Index, securitized assets and corporate bonds weighed most heavily on total return. Returns for securitized assets including residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities were well into negative territory. Performance for investment-grade corporate bonds was adversely affected by rising market interest rates as well as widening credit spreads as investors became concerned that weaker economic growth would lead to a slowdown in corporate earnings.

U.S. Treasury bonds, which carry a relatively small weight in the Index, also declined notably as persistent high inflation led the Federal Reserve to hike its benchmark overnight lending rate, directly impacting short-term Treasury yields and leading the curve higher across maturities.

In terms of bond maturity, more interest rate-sensitive, longer-term issues experienced the biggest declines given the rise in Treasury yields. However, bonds under 10 years accounted for the bulk of the Index’s negative return as they represent the great majority of the market weight in the Index.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	2.3%
Aa	2.4
A	49.9
Baa	31.0
Ba	6.9
B	5.7
Caa	0.8
Not Rated	1.0

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	1.1%
1-5 Years	45.7
5-10 Years	29.0
10-15 Years	1.3
15-20 Years	3.3
More than 20 Years	19.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust 5.18%, 10/15/27	$13,000	$12,999,355
Series 2018-2, Class A, 3.01%, 10/15/25	2,000	1,986,123
Series 2022-2, Class A, 3.39%, 05/15/27	10,000	9,603,047
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	5,020	4,692,466
BMW Vehicle Lease Trust Series 2022-1, Class A3, 1.10%, 03/25/25 (Call 03/25/24)	5,020	4,815,703
Capital One Multi-Asset Execution Trust
Class A2, 1.39%, 07/15/30	1,000	815,901
Series 2021-A1, Class A1, 0.55%, 07/15/26	2,500	2,316,940
Carmax Auto Owner Trust 2021-1 Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 06/15/24)	4,673	4,492,700
Ford Credit Auto Owner Trust Series 2020-C A4, 0.51%, 08/15/26 (Call 09/15/24)	5,940	5,452,901
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 08/16/23)	559	551,646
Hyundai Auto Receivables Trust Series 2020-B A3, 0.48%, 12/16/24 (Call 07/15/23)	753	740,635
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 05/15/25)	1,100	989,552
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	1,910	1,774,933
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 04/15/23)	355	351,513

Total Asset-Backed Securities — 0.3% (Cost: $53,877,443)		51,583,415

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Bank, Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 04/15/30)	690	541,802
BBCMS Mortgage Trust
Series 2020-C7, Class A4, 1.79%, 04/15/53 (Call 04/15/30)	3,000	2,310,955
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	1,330	1,041,682
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 04/15/32)(a)	11,940	10,236,716
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	4,650	3,677,463
Benchmark Mortgage Trust 3.72%, 03/15/62 (Call 03/15/29)	5,000	4,459,524
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	464	438,640
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 08/15/28)	750	690,988
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	3,000	2,614,826
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	2,500	2,266,435
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	2,400	1,815,895
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	1,450	1,100,925
Series 2020-B22, Class A5, 1.97%, 01/15/54 (Call 01/15/31)	5,000	3,785,741
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 02/15/31)	15,000	11,398,609

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-B29, Class A5, 2.39%, 09/15/54 (Call 10/15/31)	$6,660	$5,127,061
CD Mortgage Trust, Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	1,280	1,151,086
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50 (Call 05/15/27)	1,000	900,165
Citigroup Commercial Mortgage Trust 3.46%, 12/10/49 (Call 01/10/27)	8,868	8,128,327
Series 20116-P4, Class A4, 2.90%, 07/10/49 (Call 07/10/26)	3,600	3,241,990
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 03/10/26)	1,000	921,213
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 04/14/27)	750	689,105
Commission Mortgage Trust 3.78%, 04/10/47 (Call 04/10/24)	16,856	16,367,015
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 11/10/23)	2,200	2,154,612
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 01/10/29)	800	764,711
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/29)	750	713,243
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 03/10/25)	2,000	1,886,619
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	650	612,400
Series 2017-COR2, Class A3, 3.51%, 09/10/50 (Call 09/10/27)	1,000	901,249
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28)(a)	1,750	1,605,138
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	3,889	3,767,706
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 09/10/24)	1,250	1,196,480
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A4, 2.63%, 08/15/49 (Call 09/15/26)	1,846	1,652,305
JPMBB Commercial Mortgage Securities Trust
3.67%, 09/15/47 (Call 02/15/26)	10,293	9,898,829
Series 2013-C14, Class A4, 4.13%, 08/15/46 (Call 08/15/23)(a)	769	759,060
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 01/15/29)	5,097	4,961,527
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	6,511	6,175,181
Series 2015-C32, Class A5, 3.60%, 11/15/48 (Call 10/15/25)	2,500	2,340,816
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 08/15/27)	1,000	902,491
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 04/15/27)(a)	2,499	2,292,643
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5, 4.06%, 02/15/47 (Call 02/15/24)	1,466	1,433,552
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	2,500	2,411,641
Series 2014-C18, Class ASB, 3.62%, 10/15/47 (Call 07/15/26)	297	291,992

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C20, Class ASB, 3.07%, 02/15/48 (Call 11/15/26)	$4,971	$4,835,812
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	500	468,863
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	500	470,788
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 02/15/28)	2,000	1,807,832
Morgan Stanley Capital I Trust
Series 2018, Class A3, 4.14%, 10/15/51 (Call 10/15/28)	1,000	915,980
Series 2018-H3, Class A5, 4.18%, 07/15/51 (Call 07/15/28)	1,000	919,003
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	880	763,248
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	420	349,360
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	5,000	3,886,378
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	875	800,393
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54 (Call 07/15/31)	920	704,914
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 01/15/25)	314	304,908
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	943,086
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	5,000	4,480,692
Series 2017-C42, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	1,200	1,078,649
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 10/15/28)	3,000	2,787,385
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	520	415,303
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 12/15/30)	2,120	1,618,000
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	3,470	2,745,379
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	335	333,360

		160,257,691

Total Collaterized Mortgage Obligations — 0.9% (Cost: $183,061,755)		160,257,691

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)(c)	500	425,410
Clear Channel International BV, 6.63%, 08/01/25 (Call 11/14/22)(b)	200	190,612
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 12/01/22)(b)	785	706,421
7.50%, 06/01/29 (Call 06/01/24)(b)	685	538,561
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	700	571,081
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	520	391,232
3.38%, 03/01/41 (Call 09/01/40)	540	348,727
4.65%, 10/01/28 (Call 07/01/28)	865	799,096

Security	Par (000)	Value

Advertising (continued)
4.75%, 03/30/30 (Call 12/30/29)	$471	$427,517
5.40%, 10/01/48 (Call 04/01/48)	589	495,537
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	265	215,978
3.75%, 02/15/28 (Call 02/15/23)	455	397,675
4.00%, 02/15/30 (Call 02/15/25)(c)	355	301,097
4.88%, 01/15/29 (Call 01/15/24)(c)	343	310,305
National CineMedia LLC
5.75%, 08/15/26	125	10,212
5.88%, 04/15/28 (Call 04/15/23)(b)(c)	255	102,482
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	485	386,482
2.60%, 08/01/31 (Call 05/01/31)	455	356,543
4.20%, 06/01/30 (Call 03/01/30)	609	548,246
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,562	1,466,218
3.65%, 11/01/24 (Call 08/01/24)	796	768,029
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	300	246,627
4.63%, 03/15/30 (Call 03/15/25)(b)	420	346,559
5.00%, 08/15/27 (Call 11/14/22)(b)	445	400,860
6.25%, 06/15/25 (Call 12/01/22)(b)	260	257,356
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)(c)	645	554,822
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(b)	275	220,143
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	690	584,285
WPP Finance 2010, 3.75%, 09/19/24	297	285,337

		12,653,450

Aerospace & Defense — 0.6%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(b)	950	868,842
3.95%, 04/10/47 (Call 10/10/46)(b)	50	37,681
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	160	169,938
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	400	386,936
3.85%, 12/15/25 (Call 09/15/25)(b)	486	460,762
4.75%, 10/07/44(b)	581	482,648
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	1,075	804,433
3.00%, 09/15/50 (Call 03/15/50)(b)	885	544,001
3.40%, 04/15/30 (Call 01/15/30)(b)	210	180,352
5.80%, 10/11/41(b)	240	230,594
Boeing Co. (The)
1.43%, 02/04/24 (Call 11/14/22)	2,638	2,502,222
2.20%, 02/04/26 (Call 02/04/23)	3,995	3,551,994
2.25%, 06/15/26 (Call 03/15/26)	852	746,182
2.60%, 10/30/25 (Call 07/30/25)	235	214,400
2.70%, 02/01/27 (Call 12/01/26)	734	637,846
2.75%, 02/01/26 (Call 01/01/26)	813	733,481
2.80%, 03/01/24 (Call 02/01/24)	190	182,641
2.80%, 03/01/27 (Call 12/01/26)	900	781,254
2.85%, 10/30/24 (Call 07/30/24)	236	222,739
2.95%, 02/01/30 (Call 11/01/29)	1,380	1,105,684
3.10%, 05/01/26 (Call 03/01/26)	645	582,029
3.20%, 03/01/29 (Call 12/01/28)	664	553,351
3.25%, 02/01/28 (Call 12/01/27)	582	505,723
3.25%, 03/01/28 (Call 12/01/27)	693	596,528
3.25%, 02/01/35 (Call 11/01/34)	503	354,640

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
3.38%, 06/15/46 (Call 12/15/45)	$509	$305,731
3.45%, 11/01/28 (Call 08/01/28)	305	260,046
3.50%, 03/01/39 (Call 09/01/38)	200	131,358
3.55%, 03/01/38 (Call 09/01/37)	290	196,092
3.60%, 05/01/34 (Call 02/01/34)	299	222,623
3.63%, 02/01/31 (Call 11/01/30)	745	619,862
3.63%, 03/01/48 (Call 09/01/47)	275	166,480
3.65%, 03/01/47 (Call 09/01/46)	695	427,647
3.75%, 02/01/50 (Call 08/01/49)	415	265,007
3.83%, 03/01/59 (Call 09/01/58)	360	211,050
3.85%, 11/01/48 (Call 05/01/48)	172	108,353
3.90%, 05/01/49 (Call 11/01/48)	707	455,937
3.95%, 08/01/59 (Call 02/01/59)	750	467,595
4.88%, 05/01/25 (Call 04/01/25)	1,871	1,827,555
5.04%, 05/01/27 (Call 03/01/27)	1,847	1,782,577
5.15%, 05/01/30 (Call 02/01/30)	2,049	1,894,260
5.71%, 05/01/40 (Call 11/01/39)	1,510	1,313,383
5.81%, 05/01/50 (Call 11/01/49)	2,264	1,945,387
5.88%, 02/15/40	597	527,903
5.93%, 05/01/60 (Call 11/01/59)	1,765	1,492,925
6.13%, 02/15/33	618	599,293
6.63%, 02/15/38	805	766,127
6.88%, 03/15/39	621	602,047
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	445	396,517
7.13%, 06/15/26 (Call 06/15/23)(b)	707	671,968
7.45%, 05/01/34(b)	325	304,434
7.50%, 12/01/24 (Call 12/01/22)(b)	903	900,724
7.50%, 03/15/25 (Call 12/01/22)(b)	823	809,182
7.88%, 04/15/27 (Call 12/01/22)(b)	1,345	1,277,965
Embraer Netherlands Finance BV
5.05%, 06/15/25	827	783,285
5.40%, 02/01/27	425	389,207
6.95%, 01/17/28 (Call 10/17/27)(d)	400	377,952
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 11/14/22)(b)(c)	348	275,449
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	155	135,386
2.13%, 08/15/26 (Call 05/15/26)	1,210	1,088,068
2.25%, 06/01/31 (Call 03/01/31)	190	154,637
2.38%, 11/15/24 (Call 09/15/24)	200	189,624
2.63%, 11/15/27 (Call 08/15/27)	215	191,202
2.85%, 06/01/41 (Call 12/01/40)	310	215,831
3.25%, 04/01/25 (Call 03/01/25)	610	586,485
3.50%, 05/15/25 (Call 03/15/25)	459	444,670
3.50%, 04/01/27 (Call 02/01/27)	850	799,136
3.60%, 11/15/42 (Call 05/15/42)	125	95,986
3.63%, 04/01/30 (Call 01/01/30)	1,020	929,006
3.75%, 05/15/28 (Call 02/15/28)	815	761,886
4.25%, 04/01/40 (Call 10/01/39)	525	451,983
4.25%, 04/01/50 (Call 10/01/49)	345	288,458
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	264	240,076
4.95%, 08/15/25 (Call 05/15/25)	285	276,598
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	350	291,274
5.13%, 10/01/24 (Call 07/01/24)	755	745,547
5.90%, 02/01/27	377	373,958
5.95%, 02/01/37(c)	420	390,117
6.75%, 01/15/28	175	174,757

Security	Par (000)	Value

Aerospace & Defense (continued)
6.88%, 05/01/25 (Call 04/01/25)(c)	$535	$546,957
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	558	417,099
2.90%, 12/15/29 (Call 09/15/29)	472	393,195
3.83%, 04/27/25 (Call 01/27/25)	530	508,933
3.85%, 12/15/26 (Call 09/15/26)	687	643,472
3.95%, 05/28/24 (Call 02/28/24)	163	159,342
4.40%, 06/15/28 (Call 03/15/28)	1,444	1,352,233
4.85%, 04/27/35 (Call 10/27/34)	610	544,803
5.05%, 04/27/45 (Call 10/27/44)	208	176,575
6.15%, 12/15/40	15	14,629
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(b)	100	88,194
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	639	510,868
2.80%, 06/15/50 (Call 12/15/49)	403	256,574
3.55%, 01/15/26 (Call 10/15/25)	462	444,735
3.60%, 03/01/35 (Call 09/01/34)	195	166,996
3.80%, 03/01/45 (Call 09/01/44)	915	707,624
3.90%, 06/15/32 (Call 03/15/32)	275	251,548
4.07%, 12/15/42	608	499,156
4.09%, 09/15/52 (Call 03/15/52)	411	325,212
4.15%, 06/15/53 (Call 12/15/52)	505	405,015
4.30%, 06/15/62 (Call 12/15/61)	560	447,720
4.50%, 05/15/36 (Call 11/15/35)	316	287,244
4.70%, 05/15/46 (Call 11/15/45)	1,017	898,418
4.95%, 10/15/25	150	150,140
5.10%, 11/15/27	430	430,925
5.25%, 01/15/33	650	652,093
5.70%, 11/15/54	185	186,630
5.72%, 06/01/40	335	334,712
5.90%, 11/15/63	355	361,131
Series B, 6.15%, 09/01/36	860	904,918
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(b)	336	300,656
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,416	1,349,830
3.20%, 02/01/27 (Call 11/01/26)	807	743,554
3.25%, 01/15/28 (Call 10/15/27)	925	836,811
3.85%, 04/15/45 (Call 10/15/44)	745	562,147
4.03%, 10/15/47 (Call 04/15/47)	1,042	819,325
4.40%, 05/01/30 (Call 02/01/30)	706	664,282
4.75%, 06/01/43	847	735,984
5.05%, 11/15/40	433	392,445
5.15%, 05/01/40 (Call 11/01/39)	470	432,076
5.25%, 05/01/50 (Call 11/01/49)	218	202,912
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	725	550,587
2.25%, 07/01/30 (Call 04/01/30)	1,687	1,360,582
2.38%, 03/15/32 (Call 12/15/31)	925	722,804
2.65%, 11/01/26 (Call 08/01/26)	25	22,743
2.82%, 09/01/51 (Call 03/01/51)	460	281,759
3.03%, 03/15/52 (Call 09/15/51)	1,030	654,544
3.13%, 05/04/27 (Call 02/04/27)	517	472,460
3.13%, 07/01/50 (Call 01/01/50)	702	461,888
3.20%, 03/15/24 (Call 01/15/24)	1,160	1,129,306
3.50%, 03/15/27 (Call 12/15/26)	707	659,546
3.70%, 12/15/23 (Call 09/15/23)	345	340,532
3.75%, 11/01/46 (Call 05/01/46)	415	303,440
3.95%, 08/16/25 (Call 06/16/25)	955	926,417
4.05%, 05/04/47 (Call 11/04/46)	535	411,180
4.13%, 11/16/28 (Call 08/16/28)	1,470	1,368,864

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.15%, 05/15/45 (Call 11/16/44)	$596	$466,585
4.35%, 04/15/47 (Call 10/15/46)	1,005	812,251
4.45%, 11/16/38 (Call 05/16/38)	640	547,213
4.50%, 06/01/42	1,423	1,206,917
4.63%, 11/16/48 (Call 05/16/48)	1,193	1,005,556
4.70%, 12/15/41	428	362,721
4.80%, 12/15/43 (Call 06/15/43)	345	296,831
4.88%, 10/15/40	855	755,923
5.70%, 04/15/40	260	251,061
6.13%, 07/15/38	400	403,848
7.20%, 08/15/27	153	165,765
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	770	679,648
5.75%, 10/15/27 (Call 07/15/27)(b)	600	543,240
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(c)	205	183,321
4.60%, 06/15/28 (Call 03/15/28)	585	419,275
5.50%, 01/15/25 (Call 12/01/22)(b)	385	373,057
7.50%, 04/15/25 (Call 12/01/22)(b)	670	652,513
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(d)	400	366,384
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 12/01/22)	740	692,766
1.60%, 04/01/26 (Call 03/01/26)	270	234,268
2.75%, 04/01/31 (Call 01/01/31)	773	604,896
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	760	647,733
4.88%, 05/01/29 (Call 05/01/24)	481	409,615
5.50%, 11/15/27 (Call 12/01/22)	1,910	1,734,643
6.25%, 03/15/26 (Call 12/01/22)(b)	2,830	2,790,663
6.38%, 06/15/26 (Call 12/01/22)	530	510,549
7.50%, 03/15/27 (Call 12/01/22)(c)	460	453,620
8.00%, 12/15/25 (Call 12/01/22)(b)	1,008	1,025,680
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 12/01/22)	300	293,088
Triumph Group Inc.
6.25%, 09/15/24 (Call 12/01/22)(b)	335	310,790
7.75%, 08/15/25 (Call 12/01/22)	360	273,078
8.88%, 06/01/24 (Call 02/01/23)(b)	313	316,302

		98,601,072

Agriculture — 0.3%
Adecoagro SA, 6.00%, 09/21/27(d)	300	271,095
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	536	494,792
2.45%, 02/04/32 (Call 11/04/31)	690	490,417
2.63%, 09/16/26 (Call 06/16/26)(c)	851	761,832
3.40%, 05/06/30 (Call 02/06/30)	670	544,375
3.40%, 02/04/41 (Call 08/04/40)	870	530,152
3.70%, 02/04/51 (Call 08/04/50)	957	559,606
3.80%, 02/14/24 (Call 01/14/24)(c)	80	78,258
3.88%, 09/16/46 (Call 03/16/46)	978	600,032
4.00%, 02/04/61 (Call 08/04/60)	768	457,874
4.25%, 08/09/42	322	218,384
4.40%, 02/14/26 (Call 12/14/25)(c)	563	540,998
4.45%, 05/06/50 (Call 11/06/49)	467	299,254
4.50%, 05/02/43	567	388,157
4.80%, 02/14/29 (Call 11/14/28)	645	593,781
5.38%, 01/31/44	1,117	892,293
5.80%, 02/14/39 (Call 08/14/38)	1,407	1,190,336
5.95%, 02/14/49 (Call 08/14/48)	1,568	1,272,197

Security	Par (000)	Value

Agriculture (continued)
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28(d)	$400	$352,936
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	1,378	1,259,864
2.70%, 09/15/51 (Call 03/15/51)	214	134,118
2.90%, 03/01/32 (Call 12/01/31)	440	367,638
3.25%, 03/27/30 (Call 12/27/29)	643	567,628
3.75%, 09/15/47 (Call 03/15/47)	227	174,368
4.02%, 04/16/43	370	295,589
4.50%, 03/15/49 (Call 09/15/48)	340	295,548
4.54%, 03/26/42	122	105,683
5.38%, 09/15/35	150	147,309
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,063	841,194
2.73%, 03/25/31 (Call 12/25/30)	1,139	833,361
2.79%, 09/06/24 (Call 08/06/24)	384	363,122
3.22%, 08/15/24 (Call 06/15/24)	998	953,310
3.22%, 09/06/26 (Call 07/06/26)	411	366,579
3.46%, 09/06/29 (Call 06/06/29)	717	578,820
3.56%, 08/15/27 (Call 05/15/27)	1,720	1,505,447
3.73%, 09/25/40 (Call 03/25/40)	540	340,227
3.98%, 09/25/50 (Call 03/25/50)	586	351,401
4.39%, 08/15/37 (Call 02/15/37)	1,691	1,226,060
4.54%, 08/15/47 (Call 02/15/47)	1,015	657,273
4.70%, 04/02/27 (Call 02/02/27)	540	502,686
4.74%, 03/16/32 (Call 12/16/31)	465	389,828
4.76%, 09/06/49 (Call 03/06/49)	832	555,493
4.91%, 04/02/30 (Call 01/02/30)	734	641,611
5.28%, 04/02/50 (Call 10/02/49)	437	312,778
5.65%, 03/16/52 (Call 09/16/51)	445	336,700
7.75%, 10/19/32	300	306,642
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	756	649,540
3.95%, 06/15/25(b)	1,099	1,044,885
4.45%, 03/16/28 (Call 02/16/28)	466	413,528
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	176	157,828
2.75%, 05/14/31 (Call 02/14/31)	660	518,971
3.25%, 08/15/26 (Call 05/15/26)	793	723,811
3.75%, 09/25/27 (Call 06/25/27)	560	512,266
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)	80	75,410
0.75%, 02/02/26 (Call 01/02/26)(b)	1,056	916,217
1.70%, 02/02/31 (Call 11/02/30)(b)	1,155	874,243
2.13%, 04/23/30 (Call 01/23/30)(b)	525	419,218
2.13%, 11/10/31 (Call 08/10/31)(b)	875	670,486
3.13%, 05/25/51 (Call 11/25/50)(b)	1,175	758,991
3.25%, 05/23/29 (Call 02/23/29)(b)	125	110,845
3.50%, 04/22/25 (Call 04/22/23)(b)	110	105,996
3.63%, 04/22/27 (Call 03/22/27)(b)	250	235,543
3.88%, 05/23/49 (Call 11/23/48)(b)	240	180,408
4.00%, 06/22/32 (Call 03/22/32)(b)	200	179,486
4.38%, 04/22/52 (Call 10/22/51)(b)	75	60,968
4.88%, 10/10/25	420	416,720
5.13%, 10/11/32	530	517,190
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 11/14/22)(b)	397	382,081
6.00%, 06/15/30 (Call 06/15/25)(b)	505	486,042
Imperial Brands Finance PLC 3.13%, 07/26/24 (Call 06/26/24)(b)	900	852,516

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.50%, 07/26/26 (Call 05/26/26)(b)	$1,760	$1,581,642
3.88%, 07/26/29 (Call 04/26/29)(b)	430	361,097
4.25%, 07/21/25 (Call 04/21/25)(b)	1,230	1,168,611
6.13%, 07/27/27 (Call 06/27/27)(b)	350	340,609
IOI Investment L Bhd, 3.38%, 11/02/31 (Call 05/02/31)(d)	200	146,426
JT International Financial Services BV
2.25%, 09/14/31 (Call 06/14/31)(d)	400	279,836
6.88%, 10/24/32(c)	300	304,431
MHP Lux SA, 6.95%, 04/03/26(d)	400	186,000
MHP SE, 7.75%, 05/10/24(d)	400	190,575
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	963	824,029
1.50%, 05/01/25 (Call 04/01/25)	375	341,722
1.75%, 11/01/30 (Call 08/01/30)	556	408,365
2.10%, 05/01/30 (Call 02/01/30)	350	267,190
2.75%, 02/25/26 (Call 11/25/25)	395	362,507
2.88%, 05/01/24 (Call 04/01/24)	966	932,876
3.13%, 08/17/27 (Call 05/17/27)	232	208,758
3.13%, 03/02/28 (Call 12/02/27)(c)	455	397,661
3.25%, 11/10/24	627	603,694
3.38%, 08/11/25 (Call 05/11/25)	385	365,454
3.38%, 08/15/29 (Call 05/15/29)(c)	500	427,655
3.60%, 11/15/23	392	386,281
3.88%, 08/21/42	513	340,160
4.13%, 03/04/43	316	215,373
4.25%, 11/10/44	985	683,885
4.38%, 11/15/41	618	446,530
4.50%, 03/20/42	584	426,846
4.88%, 11/15/43	533	409,765
6.38%, 05/16/38	1,131	1,054,737
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,786	1,723,901
5.70%, 08/15/35 (Call 02/15/35)	471	398,075
5.85%, 08/15/45 (Call 02/15/45)	1,405	1,099,469
6.15%, 09/15/43	538	436,033
7.25%, 06/15/37	526	501,441
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	125	109,060
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(b)	565	494,703
10.50%, 11/01/26 (Call 12/01/22)(b)	320	315,805
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	540	455,857
3.20%, 04/21/31 (Call 01/21/31)(b)	350	254,419
4.90%, 04/21/27 (Call 03/21/27)(b)	300	273,699
5.25%, 04/21/32 (Call 01/21/32)(b)	750	629,722

		56,565,134

Airlines — 0.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	710	627,967
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	319	282,081
Series 2017-1, Class AA, 3.30%, 07/15/31(b)	779	651,016
Series 2020-1, Class C, 10.50%, 07/15/26(b)	340	347,487
Series 2020-2, Class A, 5.25%, 10/01/30(b)	636	588,728
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	282	262,675
Allegiant Travel Co.
7.25%, 08/15/27 (Call 08/15/24)(b)	325	306,273
8.50%, 02/05/24 (Call 08/05/23)(b)	78	77,315

Security	Par (000)	Value

Airlines (continued)
American Airlines 2021-1 Pass Through Trust, Series B, 3.95%, 01/11/32(c)	$145	$113,300
American Airlines Group Inc., 3.75%, 03/01/25(b)(c)	326	287,196
American Airlines Inc., 11.75%, 07/15/25(b)	1,810	1,981,009
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	2,260	2,153,870
5.75%, 04/20/29(b)	1,880	1,710,800
American Airlines Pass Through Trust
Class A, 3.25%, 04/15/30	151	114,560
Series 2013-1, Class A, 4.00%, 01/15/27	153	129,119
Series 2014-1, Class A, 3.70%, 04/01/28	320	266,182
Series 2015-1, Class A, 3.38%, 11/01/28	383	308,858
Series 2015-2, Class AA, 3.60%, 03/22/29	123	107,568
Series 2016-1, Class A, 4.10%, 07/15/29	121	93,895
Series 2016-1, Class AA, 3.58%, 07/15/29	150	131,054
Series 2016-2, Class A, 3.65%, 12/15/29(c)	282	211,005
Series 2016-2, Class AA, 3.20%, 12/15/29	567	481,271
Series 2016-3, Class AA, 3.00%, 04/15/30	482	403,090
Series 2017-1, Class AA, 3.65%, 08/15/30	363	321,499
Series 2017-2, Class AA, 3.35%, 04/15/31	530	448,118
Series 2019-1, Class AA, 3.15%, 08/15/33	52	42,271
Series A, Class A, 2.88%, 01/11/36	815	634,486
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(d)	850	639,081
Azul Investments LLP, 7.25%, 06/15/26(d)	400	253,884
British Airways Pass Through Trust
Class A, 2.90%, 09/15/36(b)(c)	276	220,662
Class A, 4.25%, 05/15/34(b)	314	278,577
Series 2018-1, Class AA, 3.80%, 03/20/33(b)	151	134,148
Series 2019-1, Class AA, 3.30%, 06/15/34(b)	339	282,782
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	331	309,804
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	610	576,255
3.75%, 10/28/29 (Call 07/28/29)(c)	378	312,360
4.38%, 04/19/28 (Call 01/19/28)(c)	305	272,130
7.00%, 05/01/25(b)	2,665	2,700,045
7.38%, 01/15/26 (Call 12/15/25)(c)	795	812,864
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)(c)	1,835	1,787,473
4.75%, 10/20/28(b)	1,546	1,437,301
Delta Air Lines Pass Through Trust
Series 2019-1, Class AA, 3.20%, 10/25/25	55	52,766
Series 2020, Class AA, 2.00%, 12/10/29	75	63,221
Gol Finance SA
7.00%, 01/31/25 (Call 11/30/22)(d)	200	86,998
8.00%, 06/30/26 (Call 12/24/22)(d)	600	359,832
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(d)	400	328,604
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	90	73,405
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	805	742,685
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	383	335,895
Series 2019-1, Class AA, 2.75%, 11/15/33(c)	194	155,326
Latam Airlines Group SA, 13.38%, 10/15/29	300	294,786
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	518	512,050

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	$515	$409,955
3.00%, 11/15/26 (Call 08/15/26)	398	358,033
3.45%, 11/16/27 (Call 08/16/27)	376	337,550
5.13%, 06/15/27 (Call 04/15/27)	1,776	1,731,653
5.25%, 05/04/25 (Call 04/04/25)	809	805,384
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	358	363,442
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27(c)	229	203,127
United Airlines Holdings Inc.
4.88%, 01/15/25(c)	210	200,630
5.00%, 02/01/24(c)	425	418,412
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	1,235	1,129,963
4.63%, 04/15/29 (Call 10/15/28)(b)	1,395	1,197,635
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	486	445,283
Series 2014-1, Class A, 4.00%, 10/11/27	483	434,874
Series 2014-2, Class A, 3.75%, 03/03/28	630	560,993
Series 2016-1, Class AA, 3.10%, 01/07/30	103	88,175
Series 2016-1, Class B, 3.65%, 07/07/27(c)	255	222,622
Series 2016-2, Class AA, 2.88%, 04/07/30	360	301,851
Series 2018-1, Class AA, 3.50%, 09/01/31	313	265,049
Series 2019, Class AA, 4.15%, 08/25/31	643	566,363
Series 2019-2, Class AA, 2.70%, 11/01/33	25	19,463
Series 2019-2, Class B, 3.50%, 11/01/29	105	87,850
Series 2020-1, Class A, 5.88%, 10/15/27	633	631,251
Series 2020-1, Class B, 4.88%, 07/15/27	1,059	983,999
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(d)	400	367,856

		38,237,040

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	360	273,254
4.25%, 03/15/29 (Call 03/15/24)(b)	206	164,915
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	524	509,401
4.88%, 05/15/26 (Call 02/15/26)(b)	535	491,039
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	206	165,777
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)(c)	300	240,171
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(b)	1,075	1,015,692
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	795	723,482
2.40%, 03/27/25 (Call 02/27/25)	315	297,770
2.75%, 03/27/27 (Call 01/27/27)	567	520,086
2.85%, 03/27/30 (Call 12/27/29)	1,492	1,294,415
3.25%, 03/27/40 (Call 09/27/39)	1,335	1,014,680
3.38%, 11/01/46 (Call 05/01/46)	535	389,646
3.38%, 03/27/50 (Call 09/27/49)(c)	482	351,209
3.63%, 05/01/43 (Call 11/01/42)	192	148,875
3.88%, 11/01/45 (Call 05/01/45)	290	231,504
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	637	605,844
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	212	177,181
3.75%, 09/15/25 (Call 07/15/25)	338	327,059
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	149	134,779
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	425	365,313
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	421	390,014

Security	Par (000)	Value

Apparel (continued)
2.80%, 04/23/27 (Call 02/23/27)	$211	$187,092
2.95%, 04/23/30 (Call 01/23/30)	95	76,751
William Carter Co. (The), 5.63%, 03/15/27 (Call 12/01/22)(b)	251	241,309
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)(c)	330	262,961

		10,600,219

Auto Manufacturers — 0.7%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	725	581,341
4.75%, 10/01/27 (Call 11/14/22)(b)	320	295,149
5.88%, 06/01/29 (Call 06/01/24)(b)	345	321,764
American Honda Finance Corp.
0.75%, 08/09/24	200	185,574
1.00%, 09/10/25	380	338,747
1.20%, 07/08/25	485	437,538
1.30%, 09/09/26	375	325,331
1.50%, 01/13/25	210	194,798
1.80%, 01/13/31	418	320,251
2.00%, 03/24/28	460	386,386
2.15%, 09/10/24	426	404,108
2.25%, 01/12/29	208	173,441
2.30%, 09/09/26	535	477,782
2.35%, 01/08/27	831	738,801
2.40%, 06/27/24	639	611,651
2.90%, 02/16/24	300	291,711
3.50%, 02/15/28	546	497,084
3.55%, 01/12/24	212	208,178
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	705	680,113
Baic Finance Investment Co. Ltd., 2.00%, 03/16/24(d)	200	190,004
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	1,038	987,045
2.85%, 08/14/29 (Call 05/14/29)(b)	535	451,010
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	265	244,982
0.80%, 04/01/24(b)	920	866,116
1.25%, 08/12/26 (Call 07/12/26)(b)	470	401,497
1.95%, 08/12/31 (Call 05/12/31)(b)(c)	320	241,094
2.55%, 04/01/31 (Call 01/01/31)(b)	473	375,245
2.80%, 04/11/26 (Call 01/11/26)(b)	980	898,807
3.15%, 04/18/24 (Call 03/18/24)(b)(c)	293	285,086
3.30%, 04/06/27 (Call 01/06/27)(b)	170	155,213
3.45%, 04/01/27 (Call 03/01/27)(b)	820	756,893
3.63%, 04/18/29 (Call 01/18/29)(b)	130	116,124
3.70%, 04/01/32 (Call 01/01/32)(b)(c)	700	602,224
3.75%, 04/12/28 (Call 01/12/28)(b)	690	633,303
3.90%, 04/09/25 (Call 03/09/25)(b)	750	724,852
4.15%, 04/09/30 (Call 01/09/30)(b)	410	374,166
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	185	164,741
1.50%, 09/01/30 (Call 06/01/30)	983	750,806
2.60%, 09/01/50 (Call 03/01/50)(c)	135	79,777
4.88%, 10/01/43 (Call 04/01/43)	245	217,962
Daimler Finance North America LLC
0.75%, 03/01/24(b)	95	89,482
2.13%, 03/10/25(b)	1,485	1,373,328
2.63%, 03/10/30(b)	915	745,030
2.70%, 06/14/24(b)	329	315,521
3.10%, 08/15/29(b)	1,183	1,007,230

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.30%, 05/19/25(b)	$230	$217,704
4.30%, 02/22/29(b)	665	613,130
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)(c)	640	588,474
2.00%, 12/14/26(b)	390	332,381
3.50%, 04/07/25(b)	500	472,855
3.65%, 04/07/27(b)	810	729,105
Ford Holdings LLC, 9.30%, 03/01/30	320	350,304
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	1,600	1,201,488
4.35%, 12/08/26 (Call 09/08/26)(c)	909	846,143
4.75%, 01/15/43	1,261	880,077
5.29%, 12/08/46 (Call 06/08/46)	801	592,900
6.10%, 08/19/32 (Call 05/19/32)	1,045	957,471
6.38%, 02/01/29	160	153,614
6.63%, 10/01/28	500	493,125
7.13%, 11/15/25	125	127,708
7.40%, 11/01/46	375	342,915
7.45%, 07/16/31(c)	678	679,993
7.50%, 08/01/26	2	2,094
9.63%, 04/22/30 (Call 01/22/30)	345	385,237
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	650	588,425
2.70%, 08/10/26 (Call 07/10/26)	843	730,164
2.90%, 02/16/28 (Call 12/16/27)	450	365,395
2.90%, 02/10/29 (Call 12/10/28)	500	392,945
3.37%, 11/17/23	500	484,460
3.38%, 11/13/25 (Call 10/13/25)	1,400	1,272,180
3.63%, 06/17/31 (Call 03/17/31)	610	471,414
3.66%, 09/08/24	415	393,598
3.81%, 01/09/24 (Call 11/09/23)	510	493,139
3.82%, 11/02/27 (Call 08/02/27)	545	472,815
4.00%, 11/13/30 (Call 08/13/30)	1,065	863,364
4.06%, 11/01/24 (Call 10/01/24)	800	765,968
4.13%, 08/04/25	710	659,945
4.13%, 08/17/27 (Call 06/17/27)	758	672,869
4.27%, 01/09/27 (Call 11/09/26)	610	551,300
4.39%, 01/08/26	985	911,992
4.54%, 08/01/26 (Call 06/01/26)	510	470,623
4.69%, 06/09/25 (Call 04/09/25)	310	293,719
4.95%, 05/28/27 (Call 04/28/27)	900	824,526
5.11%, 05/03/29 (Call 02/03/29)	917	819,266
5.13%, 06/16/25 (Call 05/16/25)	900	868,545
5.58%, 03/18/24 (Call 02/18/24)	845	834,742
Geely Automobile Holdings Ltd., 4.00%, (Call 12/09/24)(a)(d)(e)	200	172,312
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(d)	200	182,284
General Motors Co.
4.00%, 04/01/25	78	74,774
4.20%, 10/01/27 (Call 07/01/27)(c)	744	680,976
5.00%, 10/01/28 (Call 07/01/28)(c)	441	408,617
5.00%, 04/01/35	328	272,443
5.15%, 04/01/38 (Call 10/01/37)	450	367,722
5.20%, 04/01/45	1,402	1,080,437
5.40%, 10/15/29 (Call 08/15/29)	535	495,881
5.40%, 04/01/48 (Call 10/01/47)	365	288,843
5.60%, 10/15/32 (Call 07/15/32)	740	671,876
5.95%, 04/01/49 (Call 10/01/48)	530	447,739
6.13%, 10/01/25 (Call 09/01/25)	1,065	1,060,836
6.25%, 10/02/43	865	758,164

Security	Par (000)	Value

Auto Manufacturers (continued)
6.60%, 04/01/36 (Call 10/01/35)	$733	$690,867
6.75%, 04/01/46 (Call 10/01/45)	509	472,459
6.80%, 10/01/27 (Call 08/01/27)	744	754,148
General Motors Financial Co. Inc.
1.05%, 03/08/24	530	497,151
1.20%, 10/15/24	140	127,908
1.25%, 01/08/26 (Call 12/08/25)	1,085	927,686
1.50%, 06/10/26 (Call 05/10/26)	800	673,872
2.35%, 02/26/27 (Call 01/26/27)	325	275,701
2.35%, 01/08/31 (Call 10/08/30)	545	399,774
2.40%, 04/10/28 (Call 02/10/28)	547	443,278
2.40%, 10/15/28 (Call 08/15/28)	205	161,866
2.70%, 08/20/27 (Call 06/20/27)	700	590,450
2.70%, 06/10/31 (Call 03/10/31)	640	476,352
2.75%, 06/20/25 (Call 05/20/25)	898	826,187
2.90%, 02/26/25 (Call 01/26/25)	1,193	1,113,308
3.10%, 01/12/32 (Call 10/12/31)	275	209,520
3.50%, 11/07/24 (Call 09/07/24)	270	257,531
3.60%, 06/21/30 (Call 03/21/30)	950	777,575
3.85%, 01/05/28 (Call 10/05/27)	246	216,696
3.95%, 04/13/24 (Call 02/13/24)	1,172	1,140,133
4.00%, 01/15/25 (Call 10/15/24)	727	699,170
4.00%, 10/06/26 (Call 07/06/26)	942	864,473
4.30%, 07/13/25 (Call 04/13/25)	750	714,472
4.30%, 04/06/29 (Call 02/06/29)	530	465,642
4.35%, 04/09/25 (Call 02/09/25)	462	443,261
4.35%, 01/17/27 (Call 10/17/26)(c)	800	737,472
5.00%, 04/09/27 (Call 03/09/27)	1,120	1,059,173
5.10%, 01/17/24 (Call 12/17/23)	614	608,548
5.25%, 03/01/26 (Call 12/01/25)	682	660,742
5.65%, 01/17/29 (Call 10/17/28)	453	427,464
6.05%, 10/10/25	300	297,681
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	100	85,333
3.35%, 06/08/25 (Call 05/08/25)(b)	1,487	1,382,062
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31) .	608	503,485
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(d)	200	166,786
Hyundai Capital America
0.80%, 01/08/24(b)	1,430	1,347,017
0.88%, 06/14/24(b)	1,310	1,203,117
1.00%, 09/17/24(b)	690	625,216
1.30%, 01/08/26 (Call 12/08/25)(b)	910	774,446
1.50%, 06/15/26 (Call 05/15/26)(b)	805	671,467
1.65%, 09/17/26 (Call 08/17/26)(b)	745	618,194
1.80%, 10/15/25 (Call 09/15/25)(b)	705	620,626
1.80%, 01/10/28(b)	583	457,818
2.00%, 06/15/28 (Call 04/15/28)(b)	735	572,528
2.10%, 09/15/28 (Call 07/17/28)(b)	525	405,793
2.38%, 10/15/27 (Call 08/15/27)(b)	975	795,727
2.65%, 02/10/25 (Call 01/10/25)(b)	850	786,692
2.75%, 09/27/26(d)	350	302,323
3.00%, 02/10/27 (Call 12/10/26)(b)	655	570,132
3.40%, 06/20/24(d)	400	383,536
3.50%, 11/02/26 (Call 09/02/26)(b)	1,192	1,058,556
4.30%, 02/01/24(d)	50	48,950
5.88%, 04/07/25 (Call 03/07/25)(b)(c)	593	588,707
6.38%, 04/08/30 (Call 01/08/30)(b)	270	262,453
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	600	517,974

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.13%, 04/24/25(d)	$400	$363,284
2.50%, 01/24/27(d)	200	173,476
3.63%, 08/29/27(d)	200	179,318
Hyundai Motor Manufacturing Indonesia PT, 1.75%, 05/06/26(d)	200	169,186
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)(c)	295	208,830
5.50%, 07/15/29 (Call 07/15/24)(b)	340	239,799
5.88%, 01/15/28 (Call 01/15/24)(b)	380	280,030
7.75%, 10/15/25 (Call 12/01/22)(b)	1,040	959,774
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 12/01/22)(b)	330	314,543
Kia Corp.
1.00%, 04/16/24(d)	261	244,165
1.75%, 10/16/26(d)	600	509,358
2.75%, 02/14/27(d)	200	173,060
3.25%, 04/21/26(b)	300	274,158
Mercedes-Benz Finance North America LLC
3.25%, 08/01/24(b)	290	279,374
3.50%, 08/03/25(b)	1,165	1,101,764
3.65%, 02/22/24(b)	330	323,575
3.75%, 02/22/28(b)(c)	970	884,417
8.50%, 01/18/31	428	499,134
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	1,045	933,206
1.85%, 09/16/26 (Call 08/16/26)(b)	1,400	1,098,776
2.45%, 09/15/28 (Call 07/15/28)(b)	1,125	809,977
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(b)	105	85,641
2.75%, 03/09/28 (Call 01/09/28)(b)	445	337,381
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	1,510	1,340,774
4.35%, 09/17/27 (Call 07/17/27)(b)	1,545	1,302,698
4.81%, 09/17/30 (Call 06/17/30)(b)	1,313	1,049,048
PACCAR Financial Corp.
0.50%, 08/09/24	315	291,195
1.10%, 05/11/26	240	210,847
1.80%, 02/06/25	249	232,337
2.00%, 02/04/27	200	177,254
2.15%, 08/15/24	210	199,414
3.15%, 06/13/24	125	121,616
3.55%, 08/11/25	210	203,186
4.95%, 10/03/25	235	234,941
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	425	364,952
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	1,220	1,009,391
2.69%, 09/15/31 (Call 06/15/31)(b)(c)	870	619,275
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	475	447,341
1.34%, 03/25/26 (Call 02/25/26)	949	838,299
2.36%, 07/02/24	160	153,458
2.36%, 03/25/31 (Call 12/25/30)	595	485,211
2.76%, 07/02/29	615	533,365
3.67%, 07/20/28	165	152,709
Toyota Motor Credit Corp.
0.45%, 01/11/24	250	237,027
0.50%, 06/18/24	895	832,556
0.63%, 09/13/24	965	890,917
0.80%, 10/16/25	600	530,454
0.80%, 01/09/26	15	13,103

Security	Par (000)	Value

Auto Manufacturers (continued)
1.13%, 06/18/26(c)	$1,310	$1,137,565
1.15%, 08/13/27	105	87,250
1.45%, 01/13/25	500	463,495
1.65%, 01/10/31(c)	60	45,709
1.80%, 02/13/25	490	456,969
1.90%, 01/13/27	520	455,728
1.90%, 04/06/28	1,060	897,407
1.90%, 09/12/31	795	606,649
2.00%, 10/07/24	235	222,044
2.15%, 02/13/30	192	157,000
2.90%, 04/17/24	376	364,953
3.00%, 04/01/25	467	445,308
3.05%, 03/22/27	1,025	938,336
3.05%, 01/11/28	384	347,389
3.20%, 01/11/27	767	709,414
3.35%, 01/08/24	140	137,626
3.38%, 04/01/30	766	680,706
3.40%, 04/14/25	427	411,005
3.50%, 10/24/25(d)(f)	450	427,720
3.65%, 08/18/25	435	418,835
3.65%, 01/08/29	326	299,112
3.95%, 06/30/25	440	428,811
4.40%, 09/20/24	540	534,724
4.45%, 06/29/29	540	517,941
4.55%, 09/20/27	540	525,285
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(b)	1,485	1,414,210
1.25%, 11/24/25 (Call 10/24/25)(b)	1,500	1,311,930
1.63%, 11/24/27 (Call 09/24/27)(b)(c)	1,103	883,062
2.85%, 09/26/24(b)	573	544,682
3.20%, 09/26/26(b)	335	304,183
3.35%, 05/13/25(b)	425	400,626
3.75%, 05/13/30(b)	145	122,627
3.95%, 06/06/25(b)	1,090	1,043,272
4.25%, 11/13/23(b)	455	449,403
4.35%, 06/08/27 (Call 05/08/27)(b)	1,195	1,108,374
4.60%, 06/08/29 (Call 04/08/29)(b)	1,015	920,483
4.63%, 11/13/25(b)	300	290,124
4.75%, 11/13/28(b)	566	519,028
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	345	284,132

		128,634,511

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 12/01/22)(b)(c)	485	433,309
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	345	280,568
6.25%, 03/15/26(c)	181	171,950
6.50%, 04/01/27 (Call 12/01/22)	290	267,670
6.88%, 07/01/28 (Call 07/01/23)	310	286,564
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)(c)	1,105	615,120
4.35%, 03/15/29 (Call 12/15/28)	265	236,523
4.40%, 10/01/46 (Call 04/01/46)	118	82,797
5.40%, 03/15/49 (Call 09/15/48)	399	314,496
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	475	378,832
4.15%, 05/01/52 (Call 11/01/51)	600	404,904
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	448	391,162

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
3.38%, 03/15/25 (Call 12/15/24)	$170	$162,406
4.38%, 03/15/45 (Call 09/15/44)	95	68,051
5.00%, 10/01/25(b)	1,212	1,180,318
Clarios Global LP, 6.75%, 05/15/25 (Call 12/01/22)(b)	259	259,319
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 12/01/22)(b)(c)	530	516,930
8.50%, 05/15/27 (Call 12/01/22)(b)(c)	1,261	1,240,055
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/16/22)(b)(c)	258	97,031
13.00%, 06/01/24 (Call 12/01/22)(b)(c)	200	205,320
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 12/01/22)(b)	195	190,542
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	260	207,740
4.50%, 02/15/32 (Call 02/15/27)	225	171,272
5.38%, 11/15/27 (Call 11/15/22)	280	253,512
5.63%, 06/15/28 (Call 06/15/23)	265	239,753
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)(c)	325	284,762
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)	410	272,785
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	429	390,416
5.00%, 05/31/26 (Call 12/01/22)(c)	545	523,418
5.00%, 07/15/29 (Call 04/15/29)(c)	515	446,974
5.25%, 04/30/31 (Call 01/30/31)	335	281,661
5.25%, 07/15/31 (Call 04/15/31)(c)	385	321,775
5.63%, 04/30/33 (Call 01/30/33)(c)	310	259,207
7.00%, 03/15/28(c)	199	194,960
9.50%, 05/31/25 (Call 11/16/22)	432	450,528
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 11/11/22), (5.50% PIK)(b)(g)	315	268,393
6.00%, 05/15/27 (Call 11/11/22), (6.75% PIK)(b)(g)	225	193,322
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(b)(g)	240	204,730
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	425	309,919
3.50%, 05/30/30 (Call 02/28/30)	90	73,489
3.55%, 01/15/52 (Call 07/15/51)	180	102,589
3.80%, 09/15/27 (Call 06/15/27)	147	132,872
4.25%, 05/15/29 (Call 02/15/29)	280	245,781
5.25%, 05/15/49 (Call 11/15/48)	460	358,782
Levc Finance Ltd., 1.38%, 03/25/24(d)	200	189,078
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	475	380,427
3.63%, 06/15/24 (Call 03/15/24)	1,010	985,538
4.15%, 10/01/25 (Call 07/01/25)	180	174,920
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(d)	400	291,052
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	355	256,988
Tenneco Inc.
5.00%, 07/15/26 (Call 11/07/22)	390	388,483
5.13%, 04/15/29 (Call 04/15/24)(b)	460	456,191
5.38%, 12/15/24(c)	175	173,012
7.88%, 01/15/29 (Call 01/15/24)(b)	310	308,019
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	245	228,235
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(b)	499	456,186
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	245	116,843
ZF North America Capital Inc., 4.75%, 04/29/25(b)	645	605,371

		18,982,850

Security	Par (000)	Value

Banks — 6.5%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	$760	$635,672
2.47%, 12/13/29 (Call 12/13/28)(a)(b)	600	466,230
3.32%, 03/13/37 (Call 12/13/31)(a)(b)	895	616,548
4.75%, 07/28/25(b)	905	856,899
4.80%, 04/18/26(b)	1,175	1,098,883
ABQ Finance Co., 2.00%, 07/06/26(d)	200	173,312
ABQ Finance Ltd.
1.88%, 09/08/25(d)	600	534,348
3.13%, 09/24/24(d)	400	380,404
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(d)	1,000	917,720
Access Bank PLC, 6.13%, 09/21/26(d)	200	145,128
Agricultural Bank of China Ltd., 0.75%, 03/02/24(d)	400	378,936
Agricultural Bank of China Ltd./Hong Kong
0.70%, 06/17/24(d)	400	373,924
1.20%, 10/22/25(d)	400	358,944
Agricultural Bank of China Ltd./New York
0.85%, 01/19/24(d)	800	762,872
1.25%, 01/19/26(d)	400	358,860
1.50%, 01/18/25(d)	200	185,796
2.00%, 01/18/27(d)	200	178,934
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	178,600
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)	465	443,210
7.58%, 10/14/26	400	397,708
Akbank TAS
5.13%, 03/31/25(d)	400	357,752
6.80%, 02/06/26(d)	400	361,924
6.80%, 06/22/31 (Call 06/22/26)(a)(d)	200	164,708
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27)(a)(b)	300	285,552
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	355	306,014
2.17%, 02/18/25(b)	365	339,205
3.40%, 03/19/24(b)	789	769,007
3.45%, 07/17/27(b)	934	851,789
3.45%, 01/21/28(b)	879	790,977
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(d)	600	557,772
ASB Bank Ltd.
1.63%, 10/22/26(b)	715	614,757
2.38%, 10/22/31(b)	410	310,177
3.13%, 05/23/24(b)	338	326,410
5.28%, 06/17/32 (Call 06/17/27)(a)(b)	500	461,260
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	400	354,320
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30)(a)(b)	1,455	1,023,025
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	2,099	1,871,133
4.40%, 05/19/26(b)	295	275,893
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	435	417,387
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	2,435	2,126,778
5.86%, 09/14/26 (Call 09/14/25)(a)	800	772,960
Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(d)	800	754,224
Banco de Bogota SA, 6.25%, 05/12/26(d)	600	550,206
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(d)	400	308,372

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco de Credito del Peru S.A.
3.13%, 07/01/30 (Call 07/01/25)(a)(d)	$700	$614,047
3.25%, 09/30/31 (Call 09/30/26)(a)(d)	500	420,210
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(d)	200	153,312
3.50%, 10/12/27(d)	400	357,368
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(c)(d)	400	372,276
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	400	356,200
4.63%, 01/15/25(d)	800	776,168
4.75%, 03/20/24(d)	600	590,832
4.88%, 01/11/29(d)	200	180,148
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(d)	400	364,148
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(d)	450	434,844
4.38%, 04/11/27 (Call 01/11/27)(d)	770	700,269
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(d)	250	224,305
Banco Nacional de Comercio Exterior SNC/Cayman Islands
2.72%, 08/11/31 (Call 08/11/26)(a)(d)	400	338,460
4.38%, 10/14/25(d)	600	570,960
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(d)	800	578,792
Banco Santander Chile
2.70%, 01/10/25 (Call 12/10/24)(c)(d)	650	610,246
3.18%, 10/26/31 (Call 07/28/31)(c)(d)	150	117,975
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(d)	1,050	1,013,869
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)	603	492,054
1.85%, 03/25/26	558	476,309
2.71%, 06/27/24	810	769,411
2.75%, 05/28/25	948	860,746
2.75%, 12/03/30	1,255	868,134
2.96%, 03/25/31	675	500,404
3.23%, 11/22/32 (Call 11/22/31)(a)	625	428,538
3.31%, 06/27/29	1,023	852,844
3.49%, 05/28/30	810	639,487
3.80%, 02/23/28	897	762,172
3.89%, 05/24/24	400	387,668
4.18%, 03/24/28 (Call 03/24/27)(a)	600	528,438
4.25%, 04/11/27	870	785,575
5.15%, 08/18/25	200	192,378
5.18%, 11/19/25	335	318,394
5.29%, 08/18/27	200	184,650
Banco Votorantim SA, 4.38%, 07/29/25(d)	400	378,172
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	800	717,112
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36(d)	600	421,692
3.73%, 09/25/34 (Call 09/25/29)(a)(d)	800	598,608
4.05%, 03/19/24(d)	600	590,430
4.30%, 06/15/27 (Call 05/15/27)(d)	200	188,116
4.45%, 09/19/28(d)	500	467,650
9.03%, 03/15/29(b)(c)	400	438,300
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(d)	400	346,944
4.75%, 05/13/25(d)	600	576,678

Security	Par (000)	Value

Banks (continued)
Bank Muscat SAOG, 4.75%, 03/17/26(d)	$400	$378,088
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(d)	600	494,436
4.30%, (Call 03/24/27)(a)(d)(e)	200	143,546
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	874	809,508
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	1,182	1,074,060
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)	1,913	1,659,700
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	1,904	1,681,765
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(a)	1,343	1,224,400
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(a)	3,542	3,027,666
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	488	462,331
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(a)	1,532	1,136,606
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)	1,315	966,104
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	1,385	1,267,330
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(a)	1,038	839,950
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	1,400	1,036,546
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	646	602,414
2.48%, 09/21/36 (Call 09/21/31)(a)	1,930	1,378,618
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	1,998	1,568,530
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)	1,788	1,546,405
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	1,553	1,172,779
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	2,238	1,769,117
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(a)	3,282	2,080,591
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(a)	2,960	2,284,498
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)	675	392,762
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	1,407	1,147,212
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	2,355	1,824,842
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	505	299,894
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	945	894,603
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	1,498	1,253,407
3.25%, 10/21/27 (Call 10/21/26)	1,348	1,204,061
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(a)	1,942	1,342,874

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	$1,275	$1,201,445
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(a)	1,860	1,746,707
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	3,610	3,188,135
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	1,425	1,373,800
3.50%, 04/19/26	1,471	1,375,120
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	1,112	1,023,362
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	1,436	1,287,245
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	1,284	1,161,969
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	1,597	1,460,073
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(a)	1,988	1,923,410
3.85%, 03/08/37 (Call 03/08/32)(a)	700	561,827
3.88%, 08/01/25	1,196	1,155,707
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(a)	938	670,070
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	1,516	1,362,020
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	2,571	2,274,975
4.00%, 04/01/24	2,015	1,986,488
4.00%, 01/22/25	812	783,052
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(a)	862	671,481
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(a)	3,277	2,432,452
4.13%, 01/22/24	1,718	1,698,123
4.20%, 08/26/24	1,953	1,910,054
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	1,820	1,478,259
4.25%, 10/22/26	923	873,121
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	1,790	1,626,197
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	1,371	1,065,308
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(a)	1,550	1,441,624
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	2,144	1,697,083
4.45%, 03/03/26	1,131	1,084,188
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(a)	1,733	1,538,315
4.83%, 07/22/26 (Call 07/22/25)(a)	1,870	1,818,014
4.88%, 04/01/44	310	255,487
4.95%, 07/22/28 (Call 07/22/27)(a)	1,815	1,731,365
5.00%, 01/21/44	1,240	1,059,915
5.02%, 07/22/33 (Call 07/22/32)(a)	3,250	2,982,850
5.88%, 02/07/42	1,094	1,049,879
6.11%, 01/29/37	1,562	1,503,425
6.22%, 09/15/26	315	319,731
7.75%, 05/14/38	1,195	1,323,474
Series L, 3.95%, 04/21/25	1,117	1,069,673
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,525	1,398,196

Security	Par (000)	Value

Banks (continued)
Series L, 4.75%, 04/21/45	$840	$669,690
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(a)	1,889	1,631,303
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	2,232	1,720,560
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(a)	835	551,609
Bank of America NA, 6.00%, 10/15/36	1,335	1,298,928
Bank of China Ltd.
3.50%, 04/20/27(d)	200	189,348
5.00%, 11/13/24(d)	2,300	2,272,906
Bank of China Ltd./Hong Kong
0.75%, 02/04/24(d)	400	378,976
0.88%, 01/14/24(d)	600	572,610
1.25%, 06/24/25(d)	400	363,856
2.38%, 01/16/25(d)	800	756,920
3.88%, 06/30/25(d)	400	389,136
Bank of China Ltd./London, 1.00%, 11/02/24(d)	400	370,436
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	800	715,064
Bank of China Ltd./Singapore, 0.80%, 04/28/24(d)	400	376,860
Bank of China Ltd./Sydney, 0.75%, 09/29/24(d)	200	185,098
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(d)(e)	2,000	1,849,560
Bank of Communications Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	800	719,872
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26)(a)(d)	600	524,136
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(d)	1,100	1,003,453
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26)(a)(b)	55	44,602
4.50%, 11/25/23(b)	1,225	1,202,864
6.25%, 09/16/26 (Call 09/16/25)(a)(b)	820	792,440
Bank of Montreal
0.45%, 12/08/23	1,280	1,216,410
0.63%, 07/09/24	1,155	1,067,601
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	750	647,070
1.25%, 09/15/26	1,915	1,629,148
1.50%, 01/10/25	50	45,910
1.85%, 05/01/25	247	226,805
2.15%, 03/08/24	598	572,932
2.50%, 06/28/24	1,288	1,230,014
2.65%, 03/08/27	600	531,690
3.09%, 01/10/37 (Call 01/10/32)(a)	270	197,289
3.70%, 06/07/25	200	191,588
3.80%, 12/15/32 (Call 12/15/27)(a)	631	540,931
4.34%, 10/05/28 (Call 10/05/23)(a)	1,045	1,026,524
Series E, 3.30%, 02/05/24	2,061	2,010,897
Series H, 4.25%, 09/14/24	280	274,145
Series H, 4.70%, 09/14/27 (Call 08/14/27)	675	646,596
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	270	257,334
0.50%, 04/26/24 (Call 03/26/24)	465	434,915
0.75%, 01/28/26 (Call 12/28/25)	230	201,050
1.05%, 10/15/26 (Call 09/15/26)	527	448,182
1.60%, 04/24/25 (Call 03/24/25)	870	796,668
1.65%, 07/14/28 (Call 05/14/28)	680	552,976
1.65%, 01/28/31 (Call 10/28/30)	160	119,899
1.80%, 07/28/31 (Call 04/28/31)	460	342,576
2.05%, 01/26/27 (Call 12/26/26)	365	320,740

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.10%, 10/24/24	$1,190	$1,123,027
2.45%, 08/17/26 (Call 05/17/26)	514	466,075
2.50%, 01/26/32 (Call 10/26/31)	385	298,225
2.80%, 05/04/26 (Call 02/04/26)	297	275,016
3.00%, 10/30/28 (Call 07/30/28)	508	436,778
3.25%, 09/11/24 (Call 08/11/24)	1,086	1,052,540
3.25%, 05/16/27 (Call 02/16/27)	498	460,217
3.30%, 08/23/29 (Call 05/23/29)	778	673,281
3.35%, 04/25/25 (Call 03/25/25)	555	533,699
3.40%, 05/15/24 (Call 04/15/24)	285	277,861
3.40%, 01/29/28 (Call 10/29/27)	624	567,478
3.43%, 06/13/25 (Call 06/13/24)(a)	270	261,679
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	1,106	1,012,078
3.85%, 04/28/28	500	464,800
3.85%, 04/26/29 (Call 02/26/29)	445	398,987
3.95%, 11/18/25 (Call 10/18/25)	545	527,010
3.99%, 06/13/28 (Call 06/13/27)(a)	685	638,043
4.29%, 06/13/33 (Call 06/13/32)(a)	270	241,250
4.41%, 07/24/26 (Call 07/24/25)(a)	145	140,772
4.60%, 07/26/30 (Call 07/26/29)(a)	90	84,249
5.80%, 10/25/28	80	80,559
5.83%, 10/25/33	360	360,922
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	813	799,212
Series G, 3.00%, 02/24/25 (Call 01/24/25)	600	572,652
Series J, 0.85%, 10/25/24 (Call 09/25/24)	200	183,978
Series J, 1.90%, 01/25/29 (Call 11/25/28)	300	242,184
Bank of New Zealand
2.00%, 02/21/25(b)	1,326	1,225,052
2.29%, 01/27/27(b)	555	486,291
2.87%, 01/27/32(b)	308	245,510
3.50%, 02/20/24(b)	789	771,547
Bank of Nova Scotia (The)
0.65%, 07/31/24	420	386,534
0.70%, 04/15/24	265	247,438
1.05%, 03/02/26	115	99,687
1.30%, 06/11/25	510	458,046
1.30%, 09/15/26	1,170	997,460
1.35%, 06/24/26	1,060	916,593
1.45%, 01/10/25	500	458,110
1.95%, 02/02/27	805	695,488
2.15%, 08/01/31	785	583,859
2.20%, 02/03/25	883	822,011
2.45%, 02/02/32	500	375,520
2.70%, 08/03/26	790	712,264
3.40%, 02/11/24	1,463	1,429,483
3.45%, 04/11/25	558	531,060
4.50%, 12/16/25	940	901,018
4.59%, 05/04/37 (Call 02/04/32)(a)	230	189,161
Bank of the Philippine Islands, 2.50%, 09/10/24(d)	200	188,298
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(d)	400	388,028
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	410	395,379
5.13%, 06/11/30 (Call 03/11/30)	545	487,982
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	485	455,056
1.00%, 02/04/25(b)	950	854,791
1.60%, 10/04/26(b)	820	693,605
2.38%, 11/21/24(b)	1,008	943,921

Security	Par (000)	Value

Banks (continued)
4.52%, 07/13/25(b)	$300	$290,667
4.75%, 07/13/27(b)	300	283,356
Barclays Bank PLC, 3.75%, 05/15/24	485	472,904
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	645	604,359
2.28%, 11/24/27 (Call 11/24/26)(a)	1,110	918,314
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(a)	473	346,685
2.67%, 03/10/32 (Call 03/10/31)(a)	250	178,408
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)	2,000	1,802,140
2.89%, 11/24/32 (Call 11/24/31)(a)	305	216,690
3.33%, 11/24/42 (Call 11/24/41)(a)	650	398,411
3.56%, 09/23/35 (Call 09/23/30)(a)	1,205	853,598
3.65%, 03/16/25	450	418,586
3.81%, 03/10/42 (Call 03/10/41)(a)	200	118,616
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	1,034	984,099
4.34%, 01/10/28 (Call 01/10/27)	1,144	1,005,462
4.38%, 09/11/24	1,404	1,334,362
4.38%, 01/12/26	2,299	2,135,035
4.84%, 05/09/28 (Call 05/07/27)	1,143	969,470
4.95%, 01/10/47	1,132	847,325
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	1,100	974,028
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	1,395	1,168,312
5.20%, 05/12/26	1,785	1,644,753
5.25%, 08/17/45	745	595,672
5.30%, 08/09/26 (Call 08/09/25)(a)	435	413,911
5.50%, 08/09/28 (Call 08/09/27)(a)	540	498,658
5.75%, 08/09/33 (Call 08/09/32)(a)	200	177,686
7.33%, 11/02/26	900	898,506
7.39%, 11/02/28	500	497,530
7.44%, 11/02/33	900	897,588
BBK BSC, 5.50%, 07/09/24(d)	400	388,360
BBVA Bancomer SA/Texas
4.38%, 04/10/24(d)	406	398,359
6.75%, 09/30/22(d)	400	357,516
BDO Unibank Inc., 2.13%, 01/13/26(d)	400	355,616
BNG Bank NV
1.50%, 10/16/24(b)(c)	1,020	960,299
2.38%, 03/16/26(b)	250	232,428
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	1,580	1,331,340
1.68%, 06/30/27 (Call 06/30/26)(a)(b)	1,280	1,072,922
1.90%, 09/30/28 (Call 09/30/27), (SOFR + 1.609%)(a)(b)	2,400	1,893,816
2.16%, 09/15/29 (Call 09/15/28), (SOFR + 1.218%)(a)(b)	295	227,439
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	1,375	1,229,607
2.59%, 01/20/28 (Call 01/20/27)(a)(b)	235	198,302
2.59%, 08/12/35 (Call 08/12/30)(a)(b)	1,955	1,357,278
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	2,310	2,144,789
2.82%, 01/26/41(b)(c)	390	220,366
2.87%, 04/19/32 (Call 04/19/31), (SOFR + 1.387%)(a)(b)	553	409,928
3.05%, 01/13/31 (Call 01/13/30), (SOFR + 1.507%)(a)(b)	1,545	1,203,014

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.13%, 01/20/33 (Call 01/20/32), (SOFR + 1.561%)(a)(b)	$453	$336,031
3.38%, 01/09/25(b)	1,358	1,284,125
3.50%, 11/16/27(b)	385	334,904
3.80%, 01/10/24(b)	1,015	990,924
4.25%, 10/15/24	1,433	1,380,122
4.38%, 09/28/25(b)	560	522,463
4.38%, 05/12/26(b)	1,240	1,142,362
4.38%, 03/01/33 (Call 03/01/28)(a)(b)	1,398	1,189,069
4.40%, 08/14/28(b)	600	536,778
4.63%, 03/13/27(b)	405	366,946
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	1,430	1,405,375
5.20%, 01/10/30 (Call 01/10/29), (3 mo. LIBOR US + 2.567%)(a)(b)	913	830,282
BOS Funding Ltd., 4.00%, 09/18/24(d)	400	380,132
Boubyan Sukuk Ltd., 2.59%, 02/18/25(d)	600	566,472
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26)(a)(d)(e)	400	364,312
BPCE SA
1.00%, 01/20/26(b)	715	614,450
1.63%, 01/14/25(b)	998	912,920
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	1,740	1,494,799
2.05%, 10/19/27 (Call 10/19/26)(a)(b)	815	677,664
2.28%, 01/20/32 (Call 01/20/31), (SOFR + 1.312%)(a)(b)	425	301,232
2.38%, 01/14/25(b)	1,365	1,252,401
2.70%, 10/01/29(b)(c)	471	381,609
3.12%, 10/19/32 (Call 10/19/31), (SOFR + 1.730%)(a)(b)	760	522,865
3.25%, 01/11/28(b)	250	217,483
3.38%, 12/02/26	1,151	1,048,780
3.50%, 10/23/27(b)	530	456,001
3.58%, 10/19/42 (Call 10/19/41), (SOFR + 1.952%)(a)(b)	505	306,803
4.00%, 04/15/24	1,063	1,034,692
4.50%, 03/15/25(b)	715	671,943
4.63%, 07/11/24(b)	850	815,099
4.63%, 09/12/28(b)	441	393,769
4.75%, 07/19/27(b)(c)	1,000	951,320
4.88%, 04/01/26(b)	400	372,184
5.15%, 07/21/24(b)	1,042	1,004,280
5.70%, 10/22/23(b)	430	421,422
5.75%, 07/19/33 (Call 07/19/32)(a)(b)	1,050	954,607
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26)(a)(d)	800	600,000
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	225	213,044
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	1,089	1,033,298
0.95%, 10/23/25(c)	280	245,510
1.00%, 10/18/24	440	403,964
1.25%, 06/22/26	1,043	892,266
2.25%, 01/28/25	795	741,242
3.10%, 04/02/24	883	855,927
3.30%, 04/07/25	45	42,774
3.60%, 04/07/32 (Call 03/07/32)	200	165,088
3.95%, 08/04/25	400	384,108
CBQ Finance Ltd.
2.00%, 09/15/25(d)	400	358,668
2.00%, 05/12/26(d)	400	350,720

Security	Par (000)	Value

Banks (continued)
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(d)	$500	$490,685
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(d)	1,400	1,293,614
2.85%, 01/21/32 (Call 01/21/27)(a)(d)	600	544,458
4.25%, 02/27/29 (Call 02/27/24)(a)(d)	1,300	1,277,861
China Construction Bank Corp./Hong Kong
0.86%, 04/22/24(d)	800	754,856
1.25%, 08/04/25(d)	600	543,762
1.46%, 04/22/26(d)	600	537,786
China Development Bank
3.38%, 01/24/27(d)	600	572,172
4.00%, 01/24/37(d)	400	353,132
China Everbright Bank Co. Ltd., 0.84%, 06/15/24(d)	800	749,008
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(d)	200	185,334
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	1,000	893,560
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(d)	200	174,926
China Zheshang Bank Co. Ltd./Hong Kong, 1.10%, 03/16/24(d)	400	377,388
CIMB Bank Bhd
2.13%, 07/20/27(d)	400	343,404
4.69%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(d)	200	199,938
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	790	778,039
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(a)	1,133	1,071,082
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	919	847,750
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(a)	1,570	1,335,332
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(a)	568	514,807
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)	1,735	1,473,935
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(a)	970	886,444
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(a)	300	224,547
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)	1,514	1,153,895
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(a)	1,580	1,237,630
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	1,130	898,779
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)	250	158,075
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	1,239	1,011,024
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(a)	1,396	1,090,444
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(a)	1,480	1,306,618
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	2,108	1,967,375
3.20%, 10/21/26 (Call 07/21/26)	2,267	2,066,439
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(a)	540	506,142
3.30%, 04/27/25	348	330,329

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	$1,688	$1,620,919
3.40%, 05/01/26	1,182	1,097,452
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	1,588	1,405,825
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	1,541	1,381,522
3.70%, 01/12/26	1,192	1,120,683
3.75%, 06/16/24	861	842,290
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(a)	1,720	1,423,197
3.88%, 03/26/25	702	671,709
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(a)	467	356,741
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	894	818,707
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	1,170	1,031,179
4.00%, 08/05/24	1,370	1,335,818
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	1,014	913,492
4.13%, 07/25/28	1,035	932,607
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(a)	615	597,399
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	1,044	797,846
4.30%, 11/20/26	733	691,673
4.40%, 06/10/25	1,939	1,877,960
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	1,933	1,721,974
4.45%, 09/29/27	1,916	1,785,290
4.60%, 03/09/26	1,233	1,183,507
4.65%, 07/30/45	691	550,665
4.65%, 07/23/48 (Call 06/23/48)	1,981	1,593,279
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)	985	928,037
4.75%, 05/18/46	1,395	1,080,218
4.91%, 05/24/33 (Call 05/24/32)(a)	1,050	955,279
5.30%, 05/06/44	977	820,729
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)	1,223	1,087,724
5.50%, 09/13/25	2,002	1,984,763
5.61%, 09/29/26 (Call 09/29/25)(a)	2,315	2,283,771
5.88%, 02/22/33	551	525,643
5.88%, 01/30/42	596	556,575
6.00%, 10/31/33	715	687,222
6.13%, 08/25/36	640	610,176
6.63%, 01/15/28	121	125,449
6.63%, 06/15/32	989	1,001,531
6.68%, 09/13/43	1,051	1,048,583
8.13%, 07/15/39	1,182	1,367,952
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27)(a)	270	255,002
Citizens Bank NA/Providence RI
2.25%, 04/28/25 (Call 03/28/25)	519	477,589
3.75%, 02/18/26 (Call 11/18/25)	550	515,223
4.12%, 05/23/25 (Call 05/23/24)(a)	270	262,273
6.06%, 10/24/25	270	271,823
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	560	432,589
2.64%, 09/30/32 (Call 07/02/32)	350	249,176

Security	Par (000)	Value

Banks (continued)
2.85%, 07/27/26 (Call 04/27/26)	$375	$339,911
3.25%, 04/30/30 (Call 01/30/30)	810	667,659
4.30%, 12/03/25 (Call 11/03/25)	75	71,204
5.64%, 05/21/37 (Call 05/21/32)(a)	610	553,099
Comerica Bank, 2.50%, 07/23/24	400	380,832
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	890	811,805
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(e)	400	374,224
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(d)(e)	400	356,068
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	1,245	1,076,452
1.88%, 09/15/31(b)(c)	1,805	1,369,562
2.30%, 03/14/25(b)(c)	1,000	936,780
2.55%, 03/14/27(b)	1,000	898,960
2.63%, 09/06/26(b)	650	590,700
2.69%, 03/11/31(b)	1,585	1,150,678
2.85%, 05/18/26(b)	405	374,617
3.15%, 09/19/27(b)	345	313,281
3.31%, 03/11/41(b)	390	246,156
3.35%, 06/04/24(b)	40	38,938
3.61%, 09/12/34 (Call 09/12/29)(a)(b)	1,850	1,486,401
3.74%, 09/12/39(b)	900	622,791
3.78%, 03/14/32(b)	560	434,302
3.90%, 03/16/28(b)	685	639,557
3.90%, 07/12/47(b)(c)	860	663,206
4.32%, 01/10/48(b)	600	415,368
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	273	235,667
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	3,000	2,535,900
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	593	521,265
1.98%, 12/15/27 (Call 12/15/26)(a)(b)	703	590,344
2.63%, 07/22/24(b)	1,201	1,143,244
3.75%, 07/21/26	787	715,289
3.76%, 04/06/33 (Call 04/06/32)(a)(b)	150	121,581
4.00%, 04/10/29 (Call 04/10/24)(a)(d)	400	375,896
4.38%, 08/04/25	695	657,533
4.63%, 12/01/23	130	128,515
5.25%, 05/24/41	936	871,931
5.25%, 08/04/45(c)	1,146	936,030
5.75%, 12/01/43	740	653,849
5.80%, 09/30/2110(b)	125	118,746
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	250	229,588
3.38%, 05/21/25	634	605,603
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	400	367,244
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)	775	652,558
2.02%, 01/11/27(b)(c)	500	430,710
3.25%, 01/14/30(b)	723	557,549
4.00%, 01/10/33 (Call 01/10/28)(a)(b)	1,480	1,245,642
4.38%, 03/17/25(b)	270	253,352
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	1,425	1,262,607
2.38%, 01/22/25(b)	250	232,358
3.25%, 10/04/24(b)	1,959	1,861,736
4.13%, 01/10/27(b)	455	415,943
Credit Suisse AG/New York NY
0.50%, 02/02/24	625	570,681
1.25%, 08/07/26	1,270	1,013,981

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.95%, 04/09/25	$1,860	$1,664,495
3.63%, 09/09/24	1,693	1,573,914
3.70%, 02/21/25	820	750,267
5.00%, 07/09/27	950	854,506
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(b)	2,525	1,999,219
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	1,994	1,682,437
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	635	565,150
3.09%, 05/14/32 (Call 05/14/31), (SOFR + 1.730%)(a)(b)	985	675,907
3.75%, 03/26/25	1,937	1,736,830
3.87%, 01/12/29 (Call 01/12/28), (3 mo. LIBOR US + 1.410%)(a)(b)	1,272	1,025,448
4.19%, 04/01/31 (Call 04/01/30), (SOFR + 3.730%)(a)(b)	1,150	889,881
4.28%, 01/09/28 (Call 01/09/27)(b)	825	677,919
4.55%, 04/17/26	1,103	966,129
4.88%, 05/15/45	1,572	1,061,666
6.37%, 07/15/26 (Call 07/15/25)(a)(b)	1,000	932,730
6.44%, 08/11/28 (Call 08/11/27)(a)(b)	1,320	1,202,890
6.54%, 08/12/33 (Call 08/12/32)(a)(b)	1,000	869,760
Dah Sing Bank Ltd., 3.00%, 11/02/31 (Call 11/02/26)(a)(d)	250	217,750
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24)(a)(b)	1,265	1,134,401
1.23%, 06/22/24 (Call 06/22/23)(b)	1,635	1,493,327
1.55%, 09/10/27 (Call 09/10/26)(a)(b)	250	205,895
1.62%, 09/11/26 (Call 09/11/25)(a)(b)	1,262	1,077,559
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	1,356	1,252,049
3.77%, 03/28/25 (Call 03/28/24)(a)(b)	1,000	951,600
4.30%, 04/01/28 (Call 04/01/27)(a)(b)	1,000	882,270
4.38%, 06/12/28(b)	455	394,804
5.38%, 01/12/24(b)	920	906,807
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	35	29,723
1.82%, 03/10/31 (Call 03/10/26)(a)(d)	600	517,554
3.30%, (Call 02/27/25)(a)(d)(e)	400	350,080
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	755	746,061
Deutsche Bank AG
4.10%, 01/13/26(c)	480	452,371
4.50%, 04/01/25	1,880	1,747,404
6.12%, 07/14/26 (Call 07/14/25)(a)	390	372,824
Deutsche Bank AG/London, 3.70%, 05/30/24	631	609,792
Deutsche Bank AG/New York NY 0.90%, 05/28/24	315	289,132
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(a)	395	359,703
1.69%, 03/19/26	535	460,421
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	1,274	1,072,224
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	980	781,227
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	900	720,063
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(a)	298	209,819
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	1,280	954,163
3.70%, 05/30/24	715	683,948

Security	Par (000)	Value

Banks (continued)
3.73%, 01/14/32 (Call 10/14/30), (SOFR + 2.757%)(a)	$715	$507,285
3.74%, 01/07/33 (Call 10/07/31), (SOFR + 2.257%)(a)	850	583,440
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	1,230	1,133,039
4.10%, 01/13/26	432	402,196
4.88%, 12/01/32 (Call 12/01/27)(a)	624	497,141
5.37%, 09/09/27	360	342,007
5.88%, 07/08/31 (Call 04/08/30), (SOFR + 5.438%)(a)	295	246,110
Series E, 0.96%, 11/08/23	255	243,224
Development Bank of Kazakhstan JSC, 5.75%, 05/12/25(d)	200	198,000
Development Bank of the Philippines, 2.38%, 03/11/31(d)	200	143,180
Dexia Credit Local SA, 1.13%, 04/09/26(b)	464	410,742
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	800	703,480
2.95%, 02/20/25(d)	600	566,298
2.95%, 01/16/26(d)	1,000	924,000
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	395,672
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	800	748,656
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(a)(d)(e)	200	179,874
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,410	1,324,060
2.70%, 02/06/30 (Call 11/06/29)	100	76,286
3.45%, 07/27/26 (Call 04/27/26)	225	201,913
4.65%, 09/13/28 (Call 06/13/28)	744	664,355
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26)(a)(b)	1,665	1,415,650
5.90%, 10/09/26	1,700	1,675,214
Doha Finance Ltd., 2.38%, 03/31/26(d)	200	175,616
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	665	680,408
Dukhan Tier 1 Sukuk Ltd., 3.95%, (Call 07/14/26)(a)(d)(e)	200	186,624
Ecobank Transnational Inc., 9.50%, 04/18/24(d)	400	377,000
EI Sukuk Co. Ltd.
1.83%, 09/23/25(d)	600	543,510
2.08%, 11/02/26(d)	200	176,064
Emirates Development Bank PJSC
1.64%, 06/15/26(d)	600	530,604
3.52%, 03/06/24(d)	400	390,120
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	800	706,344
2.63%, 02/18/25(d)	300	280,794
4.25%, (Call 02/27/27)(a)(d)(e)	200	171,168
6.13%, (Call 03/20/25)(a)(d)(e)	600	568,164
6.13%, (Call 04/09/26)(a)(d)(e)	600	565,458
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(d)	800	705,048
2.50%, 01/21/25(d)	400	375,664
3.88%, 01/22/24(d)	400	392,180
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	1,425	1,320,647
2.05%, 02/10/25(b)	1,006	924,796
4.40%, 08/23/25(b)	500	480,090
4.55%, 08/23/27(b)	500	467,495

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)(c)	$505	$429,679
2.38%, 01/28/25 (Call 12/28/24)	966	899,626
2.55%, 05/05/27 (Call 04/05/27)	762	665,927
3.65%, 01/25/24 (Call 12/25/23)	795	778,647
3.95%, 03/14/28 (Call 02/14/28)	478	436,223
4.06%, 04/25/28 (Call 04/25/27)(a)	370	339,198
4.30%, 01/16/24 (Call 12/16/23)	536	528,169
4.34%, 04/25/33 (Call 04/25/32)(a)	395	342,576
4.77%, 07/28/30 (Call 07/28/29)(a)	400	366,728
6.36%, 10/27/28	400	402,392
8.25%, 03/01/38	865	983,401
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	810	709,779
3.85%, 03/15/26 (Call 02/15/26)	468	436,368
3.95%, 07/28/25 (Call 06/28/25)	395	381,629
5.85%, 10/27/25	400	400,400
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(d)(e)	400	365,676
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	320	305,491
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	410	392,579
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	385	279,733
4.63%, 02/13/47 (Call 08/13/46)	430	325,781
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)	298	279,154
6.13%, 03/09/28	305	301,706
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(b)	345	257,253
7.63%, 05/01/26 (Call 05/01/23)(b)	390	307,925
8.13%, 11/15/24 (Call 12/01/22)(b)	353	311,078
8.25%, 04/15/25 (Call 12/01/22)(b)	340	292,692
Goldman Sachs Capital I, 6.35%, 02/15/34	1,334	1,277,518
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	448	397,116
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)	1,510	1,299,415
1.22%, 12/06/23 (Call 12/06/22)	650	621,939
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	1,653	1,414,538
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)	1,125	944,809
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(a)	1,070	1,010,925
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	2,570	2,183,909
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(a)	1,727	1,260,278
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	2,053	1,528,397
2.60%, 02/07/30 (Call 11/07/29)	678	539,173
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	1,682	1,285,048
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(a)	1,885	1,629,959
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	1,735	1,310,845

Security	Par (000)	Value

Banks (continued)
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(a)	$670	$417,926
3.00%, 03/15/24	610	589,864
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(a)	2,103	1,648,605
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)	1,425	946,855
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	1,497	1,418,976
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(a)	1,095	746,998
3.50%, 01/23/25 (Call 10/23/24)	873	835,601
3.50%, 04/01/25 (Call 03/01/25)	2,145	2,031,894
3.50%, 11/16/26 (Call 11/16/25)	1,889	1,735,953
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(a)	785	707,481
3.63%, 02/20/24 (Call 01/20/24)	1,516	1,482,239
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	1,628	1,463,084
3.75%, 05/22/25 (Call 02/22/25)	1,889	1,799,386
3.75%, 02/25/26 (Call 11/25/25)	1,071	1,006,312
3.80%, 03/15/30 (Call 12/15/29)	956	824,693
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	1,652	1,465,770
3.85%, 07/08/24 (Call 04/08/24)	1,076	1,051,693
3.85%, 01/26/27 (Call 01/26/26)	1,214	1,126,592
4.00%, 03/03/24	2,046	2,008,763
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	2,072	1,611,001
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	2,192	1,983,541
4.25%, 10/21/25	1,295	1,239,561
4.39%, 06/15/27 (Call 06/15/26)(a)	715	672,071
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	1,157	938,871
4.48%, 08/23/28 (Call 08/23/27)(a)	1,300	1,208,168
4.75%, 10/21/45 (Call 04/21/45)	1,148	930,236
4.80%, 07/08/44 (Call 01/08/44)	1,446	1,183,247
5.15%, 05/22/45	1,343	1,091,859
5.70%, 11/01/24	540	539,935
5.95%, 01/15/27	676	682,226
6.13%, 02/15/33	1,308	1,307,922
6.25%, 02/01/41	1,940	1,901,627
6.45%, 05/01/36	773	752,941
6.75%, 10/01/37	3,580	3,567,040
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(d)	800	555,312
Gulf International Bank BSC, 2.38%, 09/23/25(d)	600	541,104
Hana Bank
1.25%, 12/16/26(d)	400	337,060
3.25%, 03/30/27(d)	600	539,310
4.25%, 10/14/24(d)	200	193,820
HSBC Bank USA NA, 7.00%, 01/15/39	65	65,205
HSBC Bank USA NA/New York NY
5.63%, 08/15/35	395	347,948
5.88%, 11/01/34(c)	180	162,941
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	480	436,498
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)	803	753,495

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	$1,725	$1,418,105
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	1,680	1,467,950
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)	794	624,155
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	990	870,646
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	695	526,768
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	1,640	1,349,376
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)	200	142,128
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	1,510	1,380,049
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	1,165	835,456
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)	689	513,815
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)	1,483	1,055,807
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(a)	505	458,692
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	1,635	1,561,180
3.90%, 05/25/26	1,135	1,036,573
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	2,023	1,670,391
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	995	871,799
4.18%, 12/09/25 (Call 12/09/24)(a)	540	509,890
4.25%, 03/14/24	937	906,519
4.25%, 08/18/25	600	558,852
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	1,108	1,022,075
4.30%, 03/08/26	1,540	1,449,987
4.38%, 11/23/26	1,120	1,019,424
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	1,709	1,487,753
4.76%, 06/09/28 (Call 06/09/27)(a)	1,100	990,572
4.76%, 03/29/33 (Call 03/29/32), (SOFR + 2.530%)(a)	1,120	890,288
4.95%, 03/31/30	875	784,096
5.21%, 08/11/28 (Call 08/11/27)(a)	200	183,400
5.25%, 03/14/44	745	576,086
5.40%, 08/11/33 (Call 08/11/32)(a)	850	737,749
6.10%, 01/14/42(c)	755	697,839
6.50%, 05/02/36	1,481	1,270,283
6.50%, 09/15/37	2,195	1,934,065
6.80%, 06/01/38	1,269	1,107,761
7.34%, 11/03/26 (Call 11/03/25)	1,500	1,500,000
7.39%, 11/03/28 (Call 11/03/27)	1,060	1,060,000
7.63%, 05/17/32	758	773,024
8.11%, 11/03/33	1,500	1,501,140
HSBC USA Inc.
3.50%, 06/23/24	960	925,219
3.75%, 05/24/24	1,080	1,048,982
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(a)	682	473,901

Security	Par (000)	Value

Banks (continued)
4.44%, 08/04/28 (Call 08/04/27)(a)	$205	$190,701
5.02%, 05/17/33 (Call 05/17/32)(a)	600	545,586
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	594	471,725
2.63%, 08/06/24 (Call 07/06/24)	1,126	1,075,600
4.00%, 05/15/25 (Call 04/15/25)	535	515,456
Huntington National Bank (The)
3.55%, 10/06/23 (Call 09/06/23)	90	88,614
4.55%, 05/17/28 (Call 05/17/27)(a)	340	324,448
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(d)	700	631,421
4.00%, 03/18/26(d)	200	188,134
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26)(a)(d)(e)	4,000	3,565,720
4.88%, 09/21/25(d)	600	589,620
Industrial & Commercial Bank of China Ltd./Hong Kong
1.20%, 07/20/25(d)	400	362,048
1.63%, 10/28/26(d)	1,000	888,010
4.26%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(d)	600	600,222
Industrial & Commercial Bank of China Ltd./Singapore
1.00%, 10/28/24(d)	2,000	1,854,440
1.20%, 09/09/25(d)	800	720,608
5.19%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(d)	200	200,314
Industrial & Commercial Bank of China Macau Ltd.,
2.88%, 09/12/29 (Call 09/12/24)(a)(d)	2,200	2,086,590
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(d)	900	844,137
1.13%, 11/06/23(d)	200	192,176
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	565	494,940
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	435	370,098
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	758	567,113
3.55%, 04/09/24	1,039	1,008,807
3.95%, 03/29/27	1,073	975,185
4.02%, 03/28/28 (Call 03/28/27), (SOFR + 1.830%)(a)	200	179,774
4.05%, 04/09/29	643	561,056
4.25%, 03/28/33 (Call 03/28/32), (SOFR + 2.070%)(a)	221	183,742
4.55%, 10/02/28	783	705,655
4.63%, 01/06/26(b)	990	942,361
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(d)	750	705,000
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	1,055	904,620
3.88%, 01/12/28(b)(c)	455	383,606
4.20%, 06/01/32 (Call 06/01/31)(a)(b)	466	315,995
4.95%, 06/01/42 (Call 06/01/41)(a)(b)	450	267,984
5.02%, 06/26/24(b)	1,260	1,202,985
5.25%, 01/12/24	225	221,598
5.71%, 01/15/26(b)	1,090	991,497
Series XR, 3.25%, 09/23/24(b)	980	914,732
Series XR, 4.00%, 09/23/29(b)	560	456,165
Series XR, 4.70%, 09/23/49(b)	315	209,368
Itau Unibanco Holding SA/Cayman Island, 3.25%, 01/24/25(c)(d)	400	382,000
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(a)	215	200,124

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	$1,050	$956,203
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(a)	1,275	1,174,492
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)	1,065	979,417
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)	1,031	877,072
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	1,019	877,909
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	970	815,256
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(a)	1,015	926,157
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	1,660	1,426,222
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)	1,135	825,803
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(a)	1,750	1,283,555
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(a)	1,397	1,274,050
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(a)	1,525	1,233,633
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	1,959	1,783,846
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(a)	280	236,925
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(a)	1,224	1,141,343
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	1,574	1,241,508
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(a)	1,460	899,959
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	2,510	1,896,757
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	1,440	1,107,533
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(a)	890	824,745
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	2,307	1,867,932
2.95%, 10/01/26 (Call 07/01/26)	1,694	1,547,740
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(a)	985	867,283
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	1,975	1,555,668
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(a)	1,835	1,431,906
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)	1,055	721,968
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	1,377	859,923
3.13%, 01/23/25 (Call 10/23/24)	1,444	1,381,691
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(a)	1,150	785,427
3.20%, 06/15/26 (Call 03/15/26)	1,554	1,439,921
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	1,591	1,536,588
3.30%, 04/01/26 (Call 01/01/26)	1,312	1,225,303

Security	Par (000)	Value

Banks (continued)
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	$1,261	$816,069
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	2,392	2,115,293
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	1,851	1,664,900
3.63%, 05/13/24	503	493,005
3.63%, 12/01/27 (Call 12/01/26)	1,335	1,208,188
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	1,253	1,091,025
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	1,714	1,561,951
3.85%, 06/14/25 (Call 06/14/24)(a)	1,380	1,341,857
3.88%, 02/01/24	1,391	1,373,752
3.88%, 09/10/24	2,727	2,656,589
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	685	532,861
3.90%, 07/15/25 (Call 04/15/25)	1,689	1,632,216
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	1,703	1,239,971
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	1,289	1,207,961
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	2,289	1,678,821
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	1,222	1,099,763
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	2,173	2,133,908
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	1,052	782,194
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(a)	2,070	1,984,488
4.13%, 12/15/26	722	684,405
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	1,360	1,231,752
4.25%, 10/01/27	1,788	1,679,164
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	1,353	1,049,346
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(a)	2,165	2,015,334
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	1,923	1,752,411
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	1,541	1,394,929
4.57%, 06/14/30 (Call 06/14/29)(a)	1,850	1,697,412
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(a)	545	486,233
4.85%, 07/25/28 (Call 07/25/27)(a)	2,150	2,044,263
4.85%, 02/01/44	778	666,933
4.91%, 07/25/33 (Call 07/25/32)(a)	1,175	1,075,477
4.95%, 06/01/45	1,321	1,091,080
5.40%, 01/06/42	1,445	1,318,866
5.50%, 10/15/40	1,157	1,073,337
5.60%, 07/15/41	1,363	1,278,453
5.63%, 08/16/43	1,152	1,035,567
5.72%, 09/14/33 (Call 09/14/32)(a)	2,775	2,578,030
6.40%, 05/15/38	1,714	1,765,729
7.63%, 10/15/26	965	1,039,903
8.00%, 04/29/27	2,228	2,444,896
8.75%, 09/01/30	65	74,554

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(d)	$600	$505,650
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	237,698
3.40%, 05/20/26	650	597,499
3.90%, 04/13/29	729	630,534
4.15%, 08/08/25	50	48,328
4.90%, 08/08/32	270	238,891
KeyCorp
2.25%, 04/06/27	653	561,084
2.55%, 10/01/29	610	491,190
3.88%, 05/23/25 (Call 05/23/24)(a)	160	155,312
4.10%, 04/30/28	625	574,412
4.15%, 10/29/25	558	538,448
4.79%, 06/01/33 (Call 06/01/32)(a)	750	678,345
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(b)	41	37,341
Kookmin Bank
1.38%, 05/06/26(d)	400	349,444
1.75%, 05/04/25(c)(d)	400	365,196
2.13%, 02/15/25(d)	200	185,776
2.38%, 02/15/27	200	175,942
2.50%, 11/04/30(d)	400	302,764
4.35%, (Call 07/02/24)(a)(d)(e)	400	364,548
Korea Development Bank (The)
0.40%, 03/09/24(c)	200	188,054
0.75%, 01/25/25(c)	800	726,872
0.80%, 07/19/26(c)	800	688,216
1.00%, 09/09/26	600	517,074
1.63%, 01/19/31	900	688,527
2.00%, 09/12/26	200	178,900
2.13%, 10/01/24	465	440,801
3.00%, 01/13/26	800	753,536
3.25%, 02/19/24	800	782,664
3.38%, 09/16/25	400	380,440
3.75%, 01/22/24	400	394,272
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(h)	895	496,582
0.00%, 06/29/37(c)(h)	905	474,745
0.25%, 03/08/24	3,025	2,852,817
0.38%, 07/18/25	3,330	2,978,785
0.50%, 09/20/24	2,003	1,856,180
0.63%, 01/22/26	2,580	2,281,494
0.75%, 09/30/30	2,170	1,662,806
1.00%, 10/01/26	1,715	1,502,803
1.25%, 01/31/25	625	581,519
1.38%, 08/05/24	1,643	1,554,196
1.75%, 09/14/29	1,029	876,173
2.00%, 05/02/25	2,017	1,897,110
2.50%, 11/20/24	2,989	2,867,079
2.63%, 02/28/24	5,993	5,839,579
2.88%, 04/03/28	2,526	2,345,467
3.13%, 06/10/25	2,000	1,930,820
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(d)	50	44,071
2.00%, 07/23/24(d)	70	66,919
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	528	467,095
0.88%, 09/03/30	1,556	1,204,297
1.75%, 07/27/26	414	374,852

Security	Par (000)	Value

Banks (continued)
1.75%, 01/14/27(d)	$380	$341,206
2.00%, 01/13/25	3,015	2,855,537
2.38%, 01/23/24(d)	495	481,541
2.38%, 06/10/25	799	755,974
3.13%, 11/14/23	1,605	1,580,620
Series 37, 2.50%, 11/15/27	1,298	1,186,489
Series 40, 0.50%, 05/27/25	1,518	1,369,615
Lloyds Bank PLC, 3.50%, 05/14/25(c)	160	150,790
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	1,505	1,367,533
3.37%, 12/14/46 (Call 09/14/41)(a)	200	117,884
3.51%, 03/18/26 (Call 03/18/25)(a)	1,000	926,350
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	1,369	1,170,249
3.75%, 01/11/27	998	894,158
3.75%, 03/18/28 (Call 03/18/27)(a)	1,080	953,478
3.87%, 07/09/25 (Call 07/09/24)(a)	956	910,905
3.90%, 03/12/24	350	340,879
4.34%, 01/09/48	1,177	785,553
4.38%, 03/22/28	1,233	1,099,072
4.45%, 05/08/25	985	944,477
4.50%, 11/04/24	1,442	1,389,252
4.55%, 08/16/28	738	661,285
4.58%, 12/10/25	1,240	1,136,386
4.65%, 03/24/26	1,425	1,314,021
4.72%, 08/11/26 (Call 08/11/25)(a)	550	519,909
4.98%, 08/11/33 (Call 08/11/32)(a)	200	171,192
5.30%, 12/01/45	240	183,038
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)	250	244,960
4.55%, 08/16/28 (Call 08/16/27)(a)	460	433,260
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	203	190,069
3.05%, 03/03/36 (Call 03/03/31)(a)(b)	1,002	709,957
3.23%, 03/21/25(b)	300	286,401
3.62%, 06/03/30(b)	640	505,357
3.90%, 01/15/26(b)	484	460,918
4.00%, 07/29/25(b)	25	24,067
4.88%, 06/10/25(b)	25	24,098
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(a)(b)	583	528,880
1.34%, 01/12/27 (Call 01/12/26)(a)(b)	1,860	1,580,219
1.63%, 09/23/27 (Call 09/23/26)(a)(b)	705	584,241
1.94%, 04/14/28 (Call 04/14/27), (SOFR + 0.995%)(a)(b)	585	480,689
2.69%, 06/23/32 (Call 06/23/31), (SOFR + 1.440%)(a)(b)	395	292,735
2.87%, 01/14/33 (Call 01/14/32), (SOFR + 1.532%)(a)(b)	385	284,534
3.76%, 11/28/28 (Call 11/28/27), (3 mo. LIBOR US + 1.372%)(a)(b)	555	489,699
4.10%, 06/21/28 (Call 06/21/27)(a)(b)	300	271,944
4.44%, 06/21/33 (Call 06/21/32)(a)(b)	350	292,516
4.65%, 03/27/29 (Call 03/27/28), (3 mo. LIBOR US + 1.727%)(a)(b)	1,088	989,536
5.03%, 01/15/30 (Call 01/15/29), (3 mo. LIBOR US + 1.750%)(a)(b)	1,118	1,029,823
5.11%, 08/09/26 (Call 08/09/25)(a)(b)	490	476,795
5.49%, 11/09/33 (Call 11/09/32)(a)(b)	435	390,130

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Malayan Banking Bhd, 3.72%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(d)	$400	$400,116
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	180	159,912
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	800	731,112
Mashreqbank PSC, 4.25%, 02/26/24(d)	400	391,644
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	400	354,736
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(a)	438	402,005
0.96%, 10/11/25 (Call 10/11/24)(a)	265	240,951
1.41%, 07/17/25	1,007	898,939
1.54%, 07/20/27 (Call 07/20/26)(a)	670	566,311
1.64%, 10/13/27 (Call 10/13/26)(a)	300	252,720
2.05%, 07/17/30	1,036	776,161
2.19%, 02/25/25	901	831,335
2.31%, 07/20/32 (Call 07/20/31)(a)	845	616,436
2.34%, 01/19/28 (Call 01/19/27)(a)	290	247,936
2.49%, 10/13/32 (Call 10/13/31)(a)	200	147,436
2.56%, 02/25/30	581	457,561
2.76%, 09/13/26	562	501,214
2.80%, 07/18/24	1,375	1,309,907
2.85%, 01/19/33 (Call 01/19/32)(a)	240	180,379
3.20%, 07/18/29	1,368	1,145,755
3.29%, 07/25/27	455	407,107
3.41%, 03/07/24	544	529,024
3.68%, 02/22/27	340	312,130
3.74%, 03/07/29	1,066	938,251
3.75%, 07/18/39	1,400	1,041,740
3.78%, 03/02/25	420	403,108
3.84%, 04/17/26 (Call 04/17/25)(a)	400	380,220
3.85%, 03/01/26	1,729	1,624,689
3.96%, 03/02/28	260	237,513
4.05%, 09/11/28	743	673,084
4.08%, 04/19/28 (Call 04/19/27)(a)	405	371,924
4.15%, 03/07/39	615	485,167
4.29%, 07/26/38	764	618,473
4.32%, 04/19/33 (Call 04/19/32)(a)	475	408,030
4.79%, 07/18/25 (Call 07/18/24)(a)	850	834,011
5.02%, 07/20/28 (Call 07/20/27)(a)	800	760,968
5.06%, 09/12/25 (Call 09/12/24)(a)	515	507,363
5.13%, 07/20/33 (Call 07/20/32)(a)	1,300	1,180,179
5.35%, 09/13/28 (Call 09/13/27)(a)	490	472,424
5.47%, 09/13/33 (Call 09/13/32)(a)	485	453,029
Mizuho Bank Ltd.
3.20%, 03/26/25(b)	75	71,201
3.60%, 09/25/24(b)(c)	350	337,183
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(a)	1,115	937,236
1.55%, 07/09/27 (Call 07/09/26)(a)	830	702,786
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(a)	173	124,738
2.17%, 05/22/32 (Call 05/22/31)(a)	370	263,799
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(a)	1,270	936,142
2.26%, 07/09/32 (Call 07/09/31)(a)	510	366,068
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(a)	830	777,038
2.56%, 09/13/31	940	676,480
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	300	228,630
2.65%, 05/22/26 (Call 05/22/25)(a)	450	412,034

Security	Par (000)	Value

Banks (continued)
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	$838	$793,075
2.84%, 09/13/26	333	295,697
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(a)	345	275,138
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	659	537,487
3.17%, 09/11/27	620	542,525
3.26%, 05/22/30 (Call 05/22/29)(a)	450	373,289
3.48%, 04/12/26(b)(c)	565	519,354
3.66%, 02/28/27	640	579,725
4.02%, 03/05/28	285	256,554
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	615	546,575
4.35%, 10/20/25(b)(c)	730	695,748
5.41%, 09/13/28 (Call 09/13/27)(a)(c)	300	289,752
5.67%, 09/13/33 (Call 09/13/32)(a)	730	683,207
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(a)	650	606,853
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	1,050	961,621
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	2,025	1,734,817
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	2,173	1,967,804
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	1,515	1,284,765
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	2,250	1,927,057
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	1,698	1,227,858
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	3,810	2,761,374
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	2,495	2,276,663
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	715	530,501
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(a)	1,460	1,262,988
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	2,050	1,456,402
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	1,538	1,159,267
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(a)	2,105	1,950,282
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	1,756	1,406,925
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	694	654,942
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(a)	1,839	1,079,052
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)	1,643	1,278,155
3.13%, 07/27/26	1,026	936,246
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(a)	1,375	936,567
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	1,791	1,606,043

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(a)	$839	$810,449
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	1,739	1,482,741
3.63%, 01/20/27	1,392	1,284,078
3.70%, 10/23/24	3,553	3,444,989
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	1,780	1,587,956
3.88%, 01/27/26	1,511	1,431,008
3.95%, 04/23/27	977	904,614
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	1,544	1,215,159
4.00%, 07/23/25	1,564	1,506,195
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(a)	945	874,692
4.30%, 01/27/45	1,535	1,185,818
4.35%, 09/08/26	1,742	1,660,143
4.38%, 01/22/47	1,779	1,383,831
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	1,196	1,090,549
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(a)	560	459,256
4.68%, 07/17/26 (Call 07/17/25)(a)	770	747,393
4.89%, 07/20/33 (Call 07/20/32)(a)	675	616,153
5.00%, 11/24/25	838	824,550
5.30%, 04/20/37 (Call 04/20/32)(a)	885	787,146
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	1,750	1,621,725
6.25%, 08/09/26	640	651,814
6.30%, 10/18/28	300	302,715
6.34%, 10/18/33	1,410	1,430,727
6.38%, 07/24/42	1,162	1,177,141
7.25%, 04/01/32	978	1,059,604
Series F, 3.88%, 04/29/24	1,545	1,513,776
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	730	658,752
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(d)	500	467,455
National Australia Bank Ltd.
1.39%, 01/12/25(b)	800	740,384
1.89%, 01/12/27(b)(c)	745	651,242
2.33%, 08/21/30(b)	2,350	1,706,405
2.65%, 01/14/41(b)	210	119,167
2.99%, 05/21/31(b)	285	214,289
3.35%, 01/12/37 (Call 01/12/32)(a)(b)	560	416,270
3.50%, 01/10/27(b)	513	479,111
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	1,818	1,501,523
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,195	1,085,777
3.38%, 01/14/26	570	538,314
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)	543	514,617
0.75%, 08/06/24	508	466,816
3.75%, 06/09/25 (Call 06/09/24)(a)	270	259,837
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(b)	45	39,497
1.50%, 04/23/25 (Call 03/23/25)(b)	910	834,161
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	900	748,161
3.03%, 11/28/35 (Call 08/28/30)(a)	500	345,870

Security	Par (000)	Value

Banks (continued)
3.07%, 05/22/28 (Call 05/22/27)(a)	$674	$571,579
3.75%, 11/01/29 (Call 11/01/24)(a)	1,340	1,222,120
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	1,178	1,135,769
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	1,575	1,344,467
4.80%, 04/05/26	2,036	1,921,129
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	685	610,814
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	649	578,467
NatWest Markets PLC
0.80%, 08/12/24(b)	998	911,743
1.60%, 09/29/26(b)	590	495,635
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (SOFR + 1.050%)(a)(d)	600	510,792
NBK Tier 1 Financing 2 Ltd., 4.50%, (a)(d)(e)	600	528,900
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(d)(e)	200	166,634
NBK Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25)(a)(d)	200	174,670
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(d)(e)	800	714,208
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)	1,472	1,384,534
2.38%, 03/24/26(b)	200	185,982
NongHyup Bank
0.88%, 07/28/24(d)	200	185,604
1.25%, 07/20/25(c)(d)	600	534,018
1.25%, 07/28/26(d)	400	344,168
4.25%, 07/06/27(d)	200	189,568
Nordea Bank Abp
0.63%, 05/24/24(b)	335	311,158
0.75%, 08/28/25(b)	1,054	924,621
1.50%, 09/30/26(b)	435	365,478
3.60%, 06/06/25(b)	1,140	1,086,876
4.63%, 09/13/33 (Call 09/13/28)(a)(b)	933	840,540
4.75%, 09/22/25(b)	2,000	1,960,160
5.38%, 09/22/27(b)	1,685	1,622,470
Norinchukin Bank (The)
1.28%, 09/22/26(b)	1,220	1,040,928
2.08%, 09/22/31(b)	1,120	830,278
4.87%, 09/14/27(b)	1,000	970,870
5.07%, 09/14/32(b)	900	845,964
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	800	625,248
3.15%, 05/03/29 (Call 02/03/29)	764	672,503
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	1,274	1,136,459
3.65%, 08/03/28 (Call 05/03/28)	696	642,547
3.95%, 10/30/25	805	778,185
4.00%, 05/10/27 (Call 04/10/27)	675	645,293
6.13%, 11/02/32	640	641,286
NRW Bank
0.38%, 02/10/25(d)	1,200	1,091,700
0.75%, 10/25/24(d)	545	505,237
0.88%, 03/09/26(d)	905	800,255
1.88%, 07/31/24(d)	2,465	2,352,128
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	500	443,770
0.50%, 09/16/24	220	203,801
0.50%, 02/02/26	315	276,293

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.50%, 02/12/25	$1,319	$1,231,906
3.13%, 11/07/23	818	805,174
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)	2,740	2,415,694
4.25%, 06/19/24(b)	588	577,928
4.60%, 06/15/32 (Call 06/15/27)(a)(d)	400	370,800
Philippine National Bank, 3.28%, 09/27/24(d)	600	562,788
PNC Bank NA
2.70%, 10/22/29	703	571,019
2.95%, 02/23/25 (Call 01/24/25)	625	594,781
3.10%, 10/25/27 (Call 09/25/27)	685	618,123
3.25%, 06/01/25 (Call 05/02/25)	400	380,284
3.25%, 01/22/28 (Call 12/23/27)	536	485,235
3.30%, 10/30/24 (Call 09/30/24)	370	355,781
3.88%, 04/10/25 (Call 03/10/25)	96	92,358
4.05%, 07/26/28	610	554,197
4.20%, 11/01/25 (Call 10/02/25)	355	342,515
2.50%, 08/27/24 (Call 07/27/24)	916	872,921
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	910	781,299
2.20%, 11/01/24 (Call 10/02/24)	575	542,133
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)	845	649,070
2.55%, 01/22/30 (Call 10/24/29)	1,308	1,061,704
2.60%, 07/23/26 (Call 05/23/26)	935	844,632
3.15%, 05/19/27 (Call 04/19/27)	1,019	918,700
3.45%, 04/23/29 (Call 01/23/29)	940	825,555
3.50%, 01/23/24 (Call 12/23/23)	1,277	1,254,103
3.90%, 04/29/24 (Call 03/29/24)	408	399,273
QIB Sukuk Ltd.
1.95%, 10/27/25(d)	1,000	900,460
3.98%, 03/26/24(d)	600	588,468
4.21%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(d)	200	199,256
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(d)	400	394,476
QNB Finance Ltd.
1.13%, 06/17/24(d)	600	559,620
1.38%, 01/26/26(d)	600	525,012
1.63%, 09/22/25(d)	600	536,604
2.63%, 05/12/25(d)	1,000	929,100
2.75%, 02/12/27(d)	400	358,164
3.50%, 03/28/24(d)	600	582,234
QNB Finansbank AS, 6.88%, 09/07/24(d)	400	400,348
Rakfunding Cayman Ltd., 4.13%, 04/09/24(d)	200	196,224
RBH Bank, 1.66%, 06/29/26(d)	600	526,950
Regions Bank/Birmingham AL, 6.45%, 06/26/37	140	139,007
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	1,350	1,097,469
2.25%, 05/18/25 (Call 04/18/25)	875	807,266
7.38%, 12/10/37	410	438,454
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25)(a)(d) .	1,000	937,020
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27)(a)(d)(e)	200	183,404
Rizal Commercial Banking Corp., 3.00%, 09/11/24(d)	200	188,042
Royal Bank of Canada
0.43%, 01/19/24	655	618,019
0.65%, 07/29/24	1,150	1,061,507
0.75%, 10/07/24	535	489,643
0.88%, 01/20/26	425	367,498
1.15%, 06/10/25	914	820,726
1.15%, 07/14/26	383	327,124
1.20%, 04/27/26	1,470	1,268,801

Security	Par (000)	Value

Banks (continued)
1.40%, 11/02/26	$505	$430,109
1.60%, 01/21/25	540	497,853
2.05%, 01/21/27	205	178,983
2.25%, 11/01/24	1,690	1,589,597
2.30%, 11/03/31	663	503,873
2.55%, 07/16/24	895	853,884
3.38%, 04/14/25	320	305,619
3.63%, 05/04/27	745	686,249
3.88%, 05/04/32	268	231,054
3.97%, 07/26/24	515	503,243
4.24%, 08/03/27	630	592,112
4.65%, 01/27/26	763	736,745
5.66%, 10/25/24	270	270,729
6.00%, 11/01/27	270	271,693
Samba Funding Ltd.
2.75%, 10/02/24(d)	400	378,136
2.90%, 01/29/27(d)	600	537,804
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)	420	346,991
3.24%, 10/05/26 (Call 08/05/26)	836	737,920
3.45%, 06/02/25 (Call 05/02/25)	1,110	1,038,538
3.50%, 06/07/24 (Call 05/07/24)	670	642,376
4.40%, 07/13/27 (Call 04/14/27)	978	884,513
4.50%, 07/17/25 (Call 04/17/25)	834	798,246
5.81%, 09/09/26 (Call 09/09/25)(a)	425	411,277
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	1,592	1,356,145
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(a)	1,427	1,166,201
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(a)	590	484,886
4.75%, 09/15/25(b)	560	520,862
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(a)	522	510,646
5.63%, 09/15/45(b)	354	264,792
Santander UK PLC, 4.00%, 03/13/24	1,095	1,072,542
Shanghai Pudong Development Bank Co. Ltd., 1.00%, 01/19/24(d)	200	190,902
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(c)(d)	600	513,732
3.88%, 03/24/26(d)	800	740,880
4.00%, 04/23/29(d)	200	174,952
4.50%, 03/26/28(d)	600	545,442
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	400	352,832
2.88%, (Call 05/12/26)(a)(d)(e)	400	300,708
3.34%, 02/05/30 (Call 02/05/25)(a)(d)	200	184,852
Siam Commercial Bank PCL/Cayman Islands
3.90%, 02/11/24(d)	200	196,692
4.40%, 02/11/29(d)	400	376,016
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	600	565,986
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	200	182,250
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(b)(c)	285	243,444
3.70%, 06/09/25(b)	1,000	954,420
SNB Sukuk Ltd., 2.34%, 01/19/27(d)	400	353,204
Societe Generale SA 1.38%, 07/08/25(b)	200	178,030

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	$1,510	$1,260,382
1.79%, 06/09/27 (Call 06/09/26)(a)(b)	765	627,093
2.23%, 01/21/26 (Call 01/21/25)(a)(b)	205	183,678
2.63%, 10/16/24(b)	2,125	1,981,860
2.63%, 01/22/25(b)	965	885,291
2.80%, 01/19/28 (Call 01/19/27)(a)(b)	785	650,294
2.89%, 06/09/32 (Call 06/09/31)(a)(b)	760	544,464
3.00%, 01/22/30(b)	625	476,875
3.34%, 01/21/33 (Call 01/21/32)(a)(b)	245	179,913
3.63%, 03/01/41(b)	60	34,032
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	375	275,528
3.88%, 03/28/24(b)	1,310	1,261,373
4.00%, 01/12/27(b)	655	588,229
4.03%, 01/21/43 (Call 01/21/42)(a)(b)	265	157,622
4.25%, 04/14/25(b)	1,430	1,330,529
4.25%, 08/19/26(b)	645	578,062
4.75%, 11/24/25(b)	780	721,235
4.75%, 09/14/28(b)	664	592,022
5.00%, 01/17/24(b)	960	933,053
5.63%, 11/24/45(b)	880	642,849
6.22%, 06/15/33 (Call 06/15/32)(a)(b)	850	729,368
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(a)(b)	800	743,544
1.21%, 03/23/25 (Call 03/23/24)(a)(b)	560	518,409
1.46%, 01/14/27 (Call 01/14/26)(a)(b)	895	741,883
1.82%, 11/23/25 (Call 11/23/24)(a)(b)	875	782,784
2.61%, 01/12/28 (Call 01/12/27)(a)(b)	200	164,694
2.68%, 06/29/32 (Call 06/29/31)(a)(b)	360	251,258
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	2,010	1,820,537
3.20%, 04/17/25(b)	617	579,961
3.27%, 02/18/36 (Call 11/18/30)(a)(b)	1,270	888,479
3.52%, 02/12/30 (Call 02/12/25)(a)(d)	800	720,448
3.60%, 01/12/33 (Call 01/12/32)(a)(b)	525	371,726
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	1,340	1,270,695
3.97%, 03/30/26 (Call 03/30/25)(a)(b)	1,655	1,522,070
4.05%, 04/12/26(b)(c)	840	782,426
4.30%, 02/19/27(b)(c)	824	738,049
4.31%, 05/21/30 (Call 05/21/29), (3 mo. LIBOR US + 1.910%)(a)(b)	600	510,678
4.64%, 04/01/31 (Call 04/01/30)(a)(b)	740	626,477
4.87%, 03/15/33 (Call 03/15/28)(a)(b)(c)	903	772,453
5.20%, 01/26/24(b)	325	318,887
5.30%, 01/09/43(b)	695	524,794
5.70%, 03/26/44(b)	1,225	969,722
State Bank of India/London
1.80%, 07/13/26(d)	600	520,248
4.38%, 01/24/24(d)	540	530,588
4.88%, 04/17/24(d)	200	197,726
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	985	852,114
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(a)(c)	45	41,496
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)	270	234,236
2.20%, 03/03/31	140	107,729
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	254	238,625
2.40%, 01/24/30	658	537,191

Security	Par (000)	Value

Banks (continued)
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(a)	$765	$596,011
2.65%, 05/19/26	957	886,421
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	730	686,061
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	813	661,278
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)	538	454,239
3.30%, 12/16/24	1,000	963,550
3.55%, 08/18/25	778	747,969
3.70%, 11/20/23	632	624,182
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	380	373,787
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	500	458,425
4.16%, 08/04/33 (Call 08/04/32)(a)	340	301,277
4.42%, 05/13/33 (Call 05/13/32)(a)	100	91,113
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	174	168,815
3.65%, 07/23/25	250	237,643
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	265	228,287
1.40%, 09/17/26	825	698,313
1.47%, 07/08/25	735	656,267
1.71%, 01/12/31	625	445,588
1.90%, 09/17/28	720	571,932
2.13%, 07/08/30	1,072	804,632
2.14%, 09/23/30	1,042	762,984
2.22%, 09/17/31	220	161,183
2.30%, 01/12/41	485	281,926
2.35%, 01/15/25	705	656,588
2.45%, 09/27/24	1,633	1,537,763
2.47%, 01/14/29	200	162,128
2.63%, 07/14/26	760	681,591
2.70%, 07/16/24	1,740	1,656,706
2.72%, 09/27/29	435	350,145
2.75%, 01/15/30	1,005	803,347
2.93%, 09/17/41	405	251,424
3.01%, 10/19/26	205	185,308
3.04%, 07/16/29	1,428	1,179,657
3.05%, 01/14/42	570	369,788
3.20%, 09/17/29	649	533,069
3.35%, 10/18/27	487	433,581
3.36%, 07/12/27	354	317,871
3.45%, 01/11/27	623	566,506
3.54%, 01/17/28	1,650	1,478,449
3.78%, 03/09/26	580	546,250
3.94%, 07/19/28	563	506,801
4.31%, 10/16/28	90	82,510
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	1,285	1,177,471
1.05%, 09/12/25(b)	1,195	1,053,751
1.35%, 09/16/26(b)	1,060	906,141
1.55%, 03/25/26(b)	615	539,607
2.55%, 03/10/25(b)	945	882,035
2.80%, 03/10/27(b)	800	716,888
4.80%, 09/15/25(b)(c)	285	278,927
4.95%, 09/15/27(b)	500	486,255
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	291	281,828

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	$580	$489,990
1.80%, 02/02/31 (Call 11/02/30)	560	384,664
2.10%, 05/15/28 (Call 03/15/28)	136	107,830
3.13%, 06/05/30 (Call 03/05/30)	576	451,561
3.50%, 01/29/25	103	97,866
4.35%, 04/29/28 (Call 04/29/27)(a)	475	431,804
4.57%, 04/29/33 (Call 04/29/32)(a)	670	563,698
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	615	570,609
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	780	668,093
3.65%, 06/10/25(b)	1,000	954,910
3.90%, 11/20/23	590	580,489
3.95%, 06/10/27(b)(c)	750	703,470
Swedbank AB
1.54%, 11/16/26(b)	695	596,859
3.36%, 04/04/25(b)	450	427,473
5.34%, 09/20/27(b)	705	671,386
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	550	531,393
5.63%, 08/23/27 (Call 07/23/27)	1,000	942,730
Synovus Financial Corp.
5.20%, 08/11/25 (Call 07/11/25)	200	194,702
5.90%, 02/07/29 (Call 02/07/24)(a)	180	175,039
TC Ziraat Bankasi AS, 5.38%, 03/02/26(d)	400	339,060
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(a)	280	242,217
Toronto-Dominion Bank (The)
0.55%, 03/04/24	740	693,839
0.70%, 09/10/24	1,015	930,745
0.75%, 09/11/25(c)	648	568,471
0.75%, 01/06/26	937	808,950
1.15%, 06/12/25	796	713,136
1.20%, 06/03/26	1,010	869,862
1.25%, 12/13/24	995	913,519
1.25%, 09/10/26	1,092	931,389
1.45%, 01/10/25	195	179,464
1.95%, 01/12/27	295	255,635
2.00%, 09/10/31	925	684,611
2.35%, 03/08/24	600	576,858
2.45%, 01/12/32	210	159,680
2.65%, 06/12/24	1,556	1,492,064
2.80%, 03/10/27	600	535,086
3.20%, 03/10/32	625	508,794
3.25%, 03/11/24	1,221	1,188,192
3.63%, 09/15/31 (Call 09/15/26)(a)	1,822	1,633,077
3.77%, 06/06/25	800	768,264
4.11%, 06/08/27	955	894,835
4.29%, 09/13/24	540	529,124
4.46%, 06/08/32	365	327,985
4.69%, 09/15/27	810	776,101
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	872	797,086
2.15%, 12/06/24 (Call 11/05/24)	947	886,477
2.25%, 03/11/30 (Call 12/11/29)	772	600,315
2.64%, 09/17/29 (Call 09/17/24)(a)	655	606,445
3.20%, 04/01/24 (Call 03/01/24)	454	440,784
3.30%, 05/15/26 (Call 04/15/26)	715	656,692
3.63%, 09/16/25 (Call 08/16/25)	356	336,929
3.80%, 10/30/26 (Call 09/30/26)	470	437,246

Security	Par (000)	Value

Banks (continued)
4.05%, 11/03/25 (Call 09/03/25)	$578	$557,001
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	1,080	876,474
1.20%, 08/05/25 (Call 07/03/25)	288	257,054
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	180	155,423
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)	930	748,910
1.95%, 06/05/30 (Call 03/05/30)	340	262,188
2.50%, 08/01/24 (Call 07/01/24)	1,148	1,094,698
2.85%, 10/26/24 (Call 09/26/24)	661	630,634
3.70%, 06/05/25 (Call 05/05/25)	505	484,542
3.75%, 12/06/23 (Call 11/06/23)	1,105	1,089,795
3.88%, 03/19/29 (Call 02/16/29)	860	765,830
4.00%, 05/01/25 (Call 03/01/25)	925	896,177
4.12%, 06/06/28 (Call 06/06/27)(a)	660	610,150
4.26%, 07/28/26 (Call 07/28/25)(a)	545	525,402
4.92%, 07/28/33 (Call 07/28/32)(a)	725	650,854
5.90%, 10/28/26	1,000	999,040
6.12%, 10/28/33	1,000	1,002,250
Turkiye Is Bankasi AS
6.13%, 04/25/24(d)	600	571,974
7.75%, 01/22/30 (Call 01/22/25)(a)(d)	600	527,748
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(d)	400	358,000
6.50%, 01/08/26(d)	400	351,860
8.13%, 03/28/24(d)	400	393,932
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,156	853,856
1.45%, 05/12/25 (Call 04/11/25)	985	900,162
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(a)	200	174,460
2.40%, 07/30/24 (Call 06/28/24)	779	744,537
2.49%, 11/03/36 (Call 11/03/31)(a)	630	462,590
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(a)	290	228,305
3.00%, 07/30/29 (Call 04/30/29)	950	803,016
3.10%, 04/27/26 (Call 03/27/26)	994	922,084
3.38%, 02/05/24 (Call 01/05/24)	665	651,454
3.60%, 09/11/24 (Call 08/11/24)	825	802,890
3.70%, 01/30/24 (Call 12/29/23)	365	359,416
3.90%, 04/26/28 (Call 03/24/28)	759	708,762
3.95%, 11/17/25 (Call 10/17/25)	844	815,093
4.55%, 07/22/28 (Call 07/22/27)(a)	640	608,064
4.97%, 07/22/33 (Call 07/22/32)(a)	1,440	1,311,437
5.73%, 10/21/26	280	280,963
5.85%, 10/21/33	715	714,049
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,348	1,221,612
Series X, 3.15%, 04/27/27 (Call 03/27/27)	728	669,760
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	240	224,275
2.80%, 01/27/25 (Call 12/27/24)(c)	981	933,343
UBS AG/London
0.45%, 02/09/24(b)	1,405	1,319,421
0.70%, 08/09/24(b)	845	775,321
1.25%, 06/01/26(b)	1,920	1,638,470
1.38%, 01/13/25 (Call 12/13/24), (SOFR + 0.300%)(b)	630	576,040
4.50%, 06/26/48(b)	725	556,010

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	$3,093	$2,600,625
1.49%, 08/10/27 (Call 08/10/26)(a)(b)	1,135	935,580
2.10%, 02/11/32 (Call 02/11/31)(a)(b)	400	281,932
2.75%, 02/11/33 (Call 02/11/32)(a)(b)	940	676,255
3.13%, 08/13/30 (Call 08/13/29), (3 mo. LIBOR US + 1.468%)(a)(b)	1,870	1,495,345
3.18%, 02/11/43 (Call 02/11/42)(a)(b)	655	401,679
4.13%, 09/24/25(b)	1,345	1,268,550
4.13%, 04/15/26(b)	1,733	1,615,607
4.25%, 03/23/28 (Call 03/23/27)(b)	610	543,345
4.49%, 08/05/25 (Call 08/05/24)(a)(b)	1,735	1,679,220
4.49%, 05/12/26 (Call 05/12/25)(a)(b)	460	436,342
4.70%, 08/05/27 (Call 08/05/26)(a)(b)	840	780,293
4.75%, 05/12/28 (Call 05/12/27)(a)(b)	1,150	1,054,067
4.99%, 08/05/33 (Call 08/05/32)(a)(b)	805	697,710
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)	810	658,562
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	771	661,580
3.13%, 06/03/32 (Call 06/03/31)(a)(b)	675	476,786
4.63%, 04/12/27(b)	700	635,299
5.46%, 06/30/35 (Call 06/30/30)(a)(b)	920	687,166
5.86%, 06/19/32 (Call 06/19/27)(a)(b)	805	668,335
7.30%, 04/02/34 (Call 04/02/29)(a)(b)	760	652,582
Union Bank of the Philippines, 2.13%, 10/22/25(d)	400	361,500
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	365	322,675
1.75%, 03/16/31 (Call 03/16/26)(a)(d)	800	687,136
2.00%, 10/14/31 (Call 10/14/26)(a)(b)	50	42,404
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	860	834,570
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	200	178,218
Wachovia Corp.
5.50%, 08/01/35	2,612	2,380,890
7.57%, 08/01/26(f)	280	295,341
Warba Sukuk Ltd., 2.98%, 09/24/24(d)	200	193,068
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	193	172,862
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)	1,560	1,443,452
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	2,009	1,842,956
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)	1,330	1,210,300
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(a)	1,438	1,228,584
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	2,515	2,341,842
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)	2,552	2,035,858
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)	2,015	1,651,413
3.00%, 02/19/25	1,246	1,177,557
3.00%, 04/22/26	2,794	2,557,320
3.00%, 10/23/26	1,197	1,084,051
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(a)	1,650	1,117,561
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	1,805	1,635,312

Security	Par (000)	Value

Banks (continued)
3.30%, 09/09/24	$1,862	$1,799,306
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(a)	1,300	1,049,763
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(a)	2,575	2,321,440
3.55%, 09/29/25	990	938,193
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	2,205	1,985,713
3.75%, 01/24/24 (Call 12/22/23)	1,076	1,058,117
3.90%, 05/01/45	1,392	1,008,448
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(a)	1,560	1,484,340
4.10%, 06/03/26	923	872,540
4.15%, 01/24/29 (Call 10/24/28)	1,755	1,597,015
4.30%, 07/22/27	2,019	1,887,159
4.40%, 06/14/46	1,400	1,036,266
4.48%, 01/16/24	50	49,535
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(a)	1,090	987,104
4.54%, 08/15/26 (Call 08/15/25)(a)	815	784,030
4.61%, 04/25/53 (Call 04/25/52)(a)	1,870	1,488,501
4.65%, 11/04/44	1,569	1,213,229
4.75%, 12/07/46	1,815	1,401,416
4.81%, 07/25/28 (Call 07/25/27)(a)	1,870	1,773,396
4.90%, 07/25/33 (Call 07/25/32)(a)	1,540	1,406,035
4.90%, 11/17/45	1,352	1,077,936
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(a)	2,840	2,398,636
5.38%, 02/07/35	420	390,390
5.38%, 11/02/43	1,187	1,003,537
5.61%, 01/15/44	1,808	1,576,739
5.95%, 12/01/86	405	373,240
Series B, 7.95%, 11/15/29	40	42,512
Wells Fargo Bank NA
5.85%, 02/01/37	580	551,650
6.60%, 01/15/38	768	787,069
Westpac Banking Corp.
1.02%, 11/18/24	455	419,665
1.15%, 06/03/26	925	803,779
1.95%, 11/20/28	1,000	828,690
2.15%, 06/03/31	1,090	859,781
2.35%, 02/19/25(c)	430	404,406
2.65%, 01/16/30	862	724,046
2.67%, 11/15/35 (Call 11/15/30)(a)	1,120	796,746
2.70%, 08/19/26	1,189	1,086,912
2.85%, 05/13/26	944	873,540
2.89%, 02/04/30 (Call 02/04/25)(a)	1,160	1,059,544
2.96%, 11/16/40	599	361,766
3.02%, 11/18/36 (Call 11/18/31)(a)	910	643,051
3.13%, 11/18/41	900	542,925
3.30%, 02/26/24	664	651,324
3.35%, 03/08/27	494	457,721
3.40%, 01/25/28	620	569,780
4.11%, 07/24/34 (Call 07/24/29)(a)	1,460	1,210,793
4.32%, 11/23/31 (Call 11/23/26)(a)	420	376,841
4.42%, 07/24/39	850	644,410
5.41%, 08/10/33 (Call 08/10/32)(a)	540	471,226
Wintrust Financial Corp., 4.85%, 06/06/29	10	8,984
Woori Bank
0.75%, 02/01/26(d)	1,000	858,960

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, (Call 10/04/24)(a)(d)(e)	$400	$346,228
4.75%, 04/30/24(d)	250	244,968
5.13%, 08/06/28(d)	200	185,908
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(d)	400	381,188
7.88%, 01/22/31 (Call 01/22/26)(a)(d)	400	351,784
8.25%, 10/15/24(d)	200	197,984
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	395	315,937

		1,181,710,900

Beverages — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(d)	400	284,704
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	2,059	1,973,799
4.70%, 02/01/36 (Call 08/01/35)	2,096	1,893,988
4.90%, 02/01/46 (Call 08/01/45)	3,906	3,388,611
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	1,035	798,399
4.63%, 02/01/44	1,012	843,360
4.70%, 02/01/36 (Call 08/01/35)	1,140	1,025,236
4.90%, 02/01/46 (Call 08/01/45)	1,516	1,300,470
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(c)	1,005	897,596
3.75%, 07/15/42	799	602,989
4.00%, 04/13/28 (Call 01/13/28)	1,577	1,490,533
4.35%, 06/01/40 (Call 12/01/39)	738	617,957
4.38%, 04/15/38 (Call 10/15/37)	1,140	971,736
4.44%, 10/06/48 (Call 04/06/48)	1,335	1,081,297
4.50%, 06/01/50 (Call 12/01/49)	1,781	1,454,097
4.60%, 04/15/48 (Call 10/15/47)	1,818	1,508,558
4.60%, 06/01/60 (Call 12/01/59)	961	760,660
4.75%, 01/23/29 (Call 10/23/28)	2,527	2,460,666
4.75%, 04/15/58 (Call 10/15/57)	953	772,435
4.90%, 01/23/31 (Call 10/23/30)	1,084	1,063,913
4.95%, 01/15/42	846	748,947
5.45%, 01/23/39 (Call 07/23/38)	1,113	1,050,906
5.55%, 01/23/49 (Call 07/23/48)	1,464	1,381,372
5.80%, 01/23/59 (Call 07/23/58)	1,390	1,321,723
5.88%, 06/15/35	75	74,417
8.00%, 11/15/39	603	703,822
8.20%, 01/15/39	1,073	1,276,044
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	485	431,063
4.45%, 05/15/25 (Call 03/15/25)(d)	595	571,373
4.70%, 05/15/28 (Call 02/15/28)(d)	376	350,432
5.15%, 05/15/38 (Call 11/15/37)(d)	50	41,895
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(d)	600	451,380
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	35	33,781
4.00%, 04/15/38 (Call 10/15/37)	196	162,668
4.50%, 07/15/45 (Call 01/15/45)	136	117,605
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(d)	400	354,492
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(d)	300	238,209
Coca-Cola Co. (The)
1.00%, 03/15/28	1,145	942,186
1.38%, 03/15/31	650	494,917
1.45%, 06/01/27	349	303,030

Security	Par (000)	Value

Beverages (continued)
1.50%, 03/05/28	$350	$296,751
1.65%, 06/01/30	750	596,453
1.75%, 09/06/24	481	458,013
2.00%, 03/05/31	527	423,808
2.13%, 09/06/29	1,292	1,086,650
2.25%, 01/05/32	1,295	1,047,513
2.50%, 06/01/40	525	363,962
2.50%, 03/15/51	830	508,566
2.60%, 06/01/50	743	471,671
2.75%, 06/01/60	495	301,183
2.88%, 05/05/41	1,045	750,111
2.90%, 05/25/27	272	251,369
3.00%, 03/05/51	738	504,334
3.38%, 03/25/27	495	470,413
3.45%, 03/25/30	779	705,120
4.20%, 03/25/50	70	59,554
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	325	311,594
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	240	204,091
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(c)	1,190	860,441
2.75%, 01/22/30 (Call 10/22/29)	1,142	962,603
5.25%, 11/26/43	180	161,476
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(d)	400	321,208
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	835	640,670
2.88%, 05/01/30 (Call 02/01/30)	595	492,083
3.15%, 08/01/29 (Call 05/01/29)	656	561,877
3.50%, 05/09/27 (Call 02/09/27)	333	306,380
3.60%, 05/09/24	270	264,400
3.60%, 02/15/28 (Call 11/15/27)	443	402,107
3.70%, 12/06/26 (Call 09/06/26)	631	590,654
3.75%, 05/01/50 (Call 11/01/49)	370	259,714
4.10%, 02/15/48 (Call 08/15/47)	165	122,593
4.35%, 05/09/27 (Call 04/09/27)	690	659,399
4.40%, 11/15/25 (Call 09/15/25)	581	566,521
4.50%, 05/09/47 (Call 11/09/46)	400	313,964
4.65%, 11/15/28 (Call 08/15/28)	350	331,254
4.75%, 11/15/24	668	662,155
4.75%, 12/01/25	275	271,865
5.25%, 11/15/48 (Call 05/15/48)	546	468,544
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	435	392,422
2.00%, 04/29/30 (Call 01/29/30)	1,208	959,708
2.13%, 04/29/32 (Call 01/29/32)	518	396,410
3.88%, 05/18/28 (Call 02/18/28)	200	187,380
3.88%, 04/29/43 (Call 10/29/42)	160	123,206
5.20%, 10/24/25	750	752,573
5.30%, 10/24/27	600	602,574
5.88%, 09/30/36	281	284,659
Diageo Investment Corp.
4.25%, 05/11/42	310	251,221
7.45%, 04/15/35	130	149,283
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(d)	350	258,804
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,658	1,074,550
4.38%, 05/10/43	660	507,368

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)(c)	$1,635	$1,500,979
4.00%, 10/01/42(b)	410	305,483
4.35%, 03/29/47 (Call 09/29/46)(b)	555	429,415
JDE Peet’s NV
1.38%, 01/15/27 (Call 12/15/26)(b)	465	382,156
2.25%, 09/24/31 (Call 06/24/31)(b)	650	468,923
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 12/01/22)	565	532,309
2.25%, 03/15/31 (Call 12/15/30)	300	231,786
2.55%, 09/15/26 (Call 06/15/26)	952	854,268
3.13%, 12/15/23 (Call 10/15/23)	478	468,340
3.20%, 05/01/30 (Call 02/01/30)	1,088	922,896
3.35%, 03/15/51 (Call 09/15/50)	245	156,834
3.40%, 11/15/25 (Call 08/15/25)	355	337,104
3.43%, 06/15/27 (Call 03/15/27)	604	552,092
3.80%, 05/01/50 (Call 11/01/49)	370	258,064
3.95%, 04/15/29 (Call 02/15/29)	495	450,717
4.05%, 04/15/32 (Call 01/15/32)	540	473,683
4.42%, 05/25/25 (Call 03/25/25)	276	272,111
4.42%, 12/15/46 (Call 06/15/46)	590	456,359
4.50%, 11/15/45 (Call 05/15/45)	345	270,866
4.50%, 04/15/52 (Call 10/15/51)	540	421,378
5.09%, 05/25/48 (Call 11/25/47)	75	63,896
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,444	1,316,841
4.20%, 07/15/46 (Call 01/15/46)	936	689,570
5.00%, 05/01/42	630	528,135
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	671	515,952
1.63%, 05/01/30 (Call 02/01/30)	1,325	1,054,621
1.95%, 10/21/31 (Call 07/21/31)	625	495,131
2.25%, 03/19/25 (Call 02/19/25)	1,482	1,395,970
2.38%, 10/06/26 (Call 07/06/26)	1,147	1,049,092
2.63%, 03/19/27 (Call 01/19/27)	420	382,742
2.63%, 07/29/29 (Call 04/29/29)	870	754,264
2.63%, 10/21/41 (Call 04/21/41)	501	344,933
2.75%, 04/30/25 (Call 01/30/25)	486	461,685
2.75%, 03/19/30 (Call 12/19/29)	1,670	1,445,034
2.75%, 10/21/51 (Call 04/21/51)	620	402,913
2.85%, 02/24/26 (Call 11/24/25)	225	212,009
2.88%, 10/15/49 (Call 04/15/49)	769	520,882
3.00%, 10/15/27 (Call 07/15/27)	975	900,452
3.38%, 07/29/49 (Call 01/29/49)	403	296,612
3.45%, 10/06/46 (Call 04/06/46)	543	407,478
3.50%, 07/17/25 (Call 04/17/25)	275	265,832
3.60%, 03/01/24 (Call 12/01/23)	913	901,414
3.60%, 02/18/28 (Call 01/18/28)	520	489,330
3.60%, 08/13/42	282	217,258
3.63%, 03/19/50 (Call 09/19/49)	500	388,475
3.88%, 03/19/60 (Call 09/19/59)	300	235,692
3.90%, 07/18/32 (Call 04/18/32)	940	870,760
4.00%, 03/05/42	145	119,236
4.00%, 05/02/47 (Call 11/02/46)	230	188,897
4.20%, 07/18/52 (Call 01/18/52)	225	191,990
4.45%, 04/14/46 (Call 10/14/45)	300	264,885
7.00%, 03/01/29	330	364,366
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	415	334,967
1.63%, 04/01/31 (Call 01/01/30)(b)	490	362,718

Security	Par (000)	Value

Beverages (continued)
2.75%, 10/01/50 (Call 04/01/50)(b)	$463	$275,772
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	400	374,752
5.50%, 01/15/42(b)	240	223,814
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	455	381,877
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	607	563,162
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)(c)	470	356,989

		90,568,649

Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,200	986,976
1.90%, 02/21/25 (Call 01/21/25)	200	186,706
2.00%, 01/15/32 (Call 10/15/31)	1,730	1,316,980
2.20%, 02/21/27 (Call 12/21/26)	1,092	969,510
2.30%, 02/25/31 (Call 11/25/30)	853	681,359
2.45%, 02/21/30 (Call 11/21/29)	793	653,567
2.60%, 08/19/26 (Call 05/19/26)	1,112	1,016,835
2.77%, 09/01/53 (Call 03/01/53)	716	409,309
2.80%, 08/15/41 (Call 02/15/41)	1,045	701,707
3.00%, 02/22/29 (Call 12/22/28)	400	350,468
3.00%, 01/15/52 (Call 07/15/51)	1,455	897,080
3.13%, 05/01/25 (Call 02/01/25)(c)	634	606,421
3.15%, 02/21/40 (Call 08/21/39)	1,720	1,226,859
3.20%, 11/02/27 (Call 08/02/27)	547	501,933
3.35%, 02/22/32 (Call 11/22/31)	330	281,094
3.38%, 02/21/50 (Call 08/21/49)	1,197	798,291
3.63%, 05/22/24 (Call 02/22/24)	640	627,200
4.05%, 08/18/29 (Call 06/18/29)	920	848,728
4.20%, 03/01/33 (Call 12/01/32)	720	649,764
4.20%, 02/22/52 (Call 08/22/51)	145	110,911
4.40%, 05/01/45 (Call 11/01/44)	1,746	1,405,565
4.40%, 02/22/62 (Call 08/22/61)	545	414,527
4.56%, 06/15/48 (Call 12/15/47)	614	500,514
4.66%, 06/15/51 (Call 12/15/50)	2,247	1,855,123
4.88%, 03/01/53 (Call 09/01/52)	315	267,167
4.95%, 10/01/41	618	543,791
5.15%, 11/15/41 (Call 05/15/41)	440	392,009
5.65%, 06/15/42 (Call 12/15/41)	65	61,428
5.75%, 03/15/40	195	187,391
6.38%, 06/01/37	150	155,745
6.40%, 02/01/39	165	166,351
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,215	1,177,821
5.25%, 06/23/45 (Call 12/23/44)	660	590,198
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,488	1,169,717
3.15%, 05/01/50 (Call 11/01/49)	955	591,680
3.25%, 02/15/51 (Call 08/15/50)	1,061	666,541
4.05%, 09/15/25 (Call 06/15/25)	1,034	995,908
5.20%, 09/15/45 (Call 03/15/45)	225	195,251
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	50	45,045
3.70%, 03/15/32 (Call 12/15/31)	300	250,593
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(b)	200	188,730
4.05%, 04/27/29 (Call 02/27/29)(b)	200	183,712
4.25%, 04/27/32 (Call 01/27/32)(b)	200	181,140

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.63%, 04/27/42 (Call 10/27/41)(b)	$200	$168,654
4.75%, 04/27/52 (Call 10/27/51)(b)	395	331,172
4.95%, 04/27/62 (Call 10/27/61)(b)	200	166,470
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	385	231,327
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	615	506,231
1.65%, 10/01/30 (Call 07/01/30)	670	515,733
2.60%, 10/01/40 (Call 04/01/40)	263	174,088
2.80%, 10/01/50 (Call 04/01/50)	1,127	687,594
2.95%, 03/01/27 (Call 12/01/26)	1,010	919,120
3.50%, 02/01/25 (Call 11/01/24)	721	696,118
3.65%, 03/01/26 (Call 12/01/25)	1,462	1,385,669
3.70%, 04/01/24 (Call 01/01/24)	1,561	1,532,886
4.00%, 09/01/36 (Call 03/01/36)	765	642,179
4.15%, 03/01/47 (Call 09/01/46)	1,132	884,669
4.50%, 02/01/45 (Call 08/01/44)	1,293	1,067,475
4.60%, 09/01/35 (Call 03/01/35)	695	628,475
4.75%, 03/01/46 (Call 09/01/45)	1,151	988,605
4.80%, 04/01/44 (Call 10/01/43)	986	849,045
5.65%, 12/01/41 (Call 06/01/41)	960	921,984
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	440	344,049
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	875	669,471
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	765	576,695
2.80%, 09/15/50 (Call 03/15/50)	682	399,938
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	778	686,748
1.75%, 09/02/27 (Call 07/02/27)	547	450,936
2.15%, 09/02/31 (Call 06/02/31)	290	211,877
2.20%, 09/02/30 (Call 06/02/30)	965	731,393
3.30%, 09/02/40 (Call 03/02/40)	370	246,461
3.35%, 09/02/51 (Call 03/02/51)	340	200,566
3.55%, 09/02/50 (Call 03/02/50)	915	560,685

		44,383,958

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	290	242,655
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	7	6,147
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	917	733,866
5.00%, 03/01/30 (Call 03/01/25)(b)	361	310,236
6.38%, 06/15/32 (Call 06/15/27)(b)	505	465,186
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(b)	420	350,011
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	271	252,369
2.49%, 02/15/27 (Call 12/15/26)	191	168,202
2.70%, 02/15/31 (Call 11/15/30)	140	112,045
2.72%, 02/15/30 (Call 11/15/29)	1,243	1,021,236
3.38%, 04/05/40 (Call 10/05/39)	1,396	994,971
3.58%, 04/05/50 (Call 10/05/49)	1,132	757,749
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(d)	900	687,906
5.20%, 09/17/30 (Call 09/17/25)(d)	800	684,480
5.45%, 11/19/29 (Call 11/19/24)(d)	600	525,234
7.38%, 06/05/27 (Call 06/05/23)(d)	200	197,830
Cemex SAB De CV, 5.13%, (Call 06/08/26)(a)(d)(e)	600	495,156
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	339	211,855

Security	Par (000)	Value

Building Materials (continued)
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)(c)	$305	$219,859
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	50	45,559
3.95%, 04/04/28 (Call 01/04/28)(b)	1,500	1,371,735
4.50%, 04/04/48 (Call 10/04/47)(b)	305	238,037
CRH America Inc.
3.88%, 05/18/25(b)	1,860	1,774,514
5.13%, 05/18/45 (Call 11/18/44)(b)	350	294,326
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	640	470,246
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(b)	350	327,463
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	550	451,671
4.00%, 06/15/25 (Call 03/15/25)	260	249,122
4.00%, 03/25/32 (Call 12/25/31)	200	164,060
4.50%, 03/25/52 (Call 09/25/51)	455	300,200
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(d)	200	157,418
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	623	570,761
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	400	370,804
4.75%, 09/22/46 (Call 03/22/46)(b)	170	132,134
Huaxin Cement International Finance Co. Ltd., 2.25%, 11/19/25(d)	400	350,832
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 12/01/22)(b)	400	278,604
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	235	213,100
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/01/22)(b)(c)	225	187,124
4.88%, 12/15/27 (Call 12/15/22)(b)	335	249,739
6.25%, 05/15/25 (Call 12/01/22)(b)	85	80,045
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(f)	137	133,160
3.90%, 02/14/26 (Call 11/14/25)	212	201,983
4.50%, 02/15/47 (Call 08/15/46)	498	383,106
4.63%, 07/02/44 (Call 01/02/44)	595	475,560
4.95%, 07/02/64 (Call 01/02/64)(f)	48	36,057
5.13%, 09/14/45 (Call 03/14/45)	188	157,944
6.00%, 01/15/36	184	180,890
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	750	576,112
2.00%, 09/16/31 (Call 06/16/31)	620	465,732
4.90%, 12/01/32 (Call 09/01/32)	480	451,656
Koppers Inc., 6.00%, 02/15/25 (Call 12/01/22)(b)	299	271,124
Lafarge SA, 7.13%, 07/15/36	260	269,441
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	808	717,423
1.70%, 08/01/27 (Call 06/01/27)	240	200,309
3.00%, 11/15/23 (Call 09/15/23)	105	102,452
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	190	154,506
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	275	211,412
3.20%, 07/15/51 (Call 01/15/51)	285	176,506
3.45%, 06/01/27 (Call 03/01/27)	515	470,983
3.50%, 12/15/27 (Call 09/15/27)	419	381,324
4.25%, 07/02/24 (Call 04/02/24)	578	569,122
4.25%, 12/15/47 (Call 06/15/47)	640	475,974
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	100	79,493

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	$380	$304,091
2.00%, 10/01/30 (Call 07/01/30)	483	359,453
2.00%, 02/15/31 (Call 11/15/30)	712	526,140
3.13%, 02/15/51 (Call 08/15/50)	215	123,920
3.50%, 11/15/27 (Call 08/15/27)	296	264,976
4.50%, 05/15/47 (Call 11/15/46)(c)	125	92,329
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)(c)	225	178,898
5.38%, 02/01/28 (Call 02/01/23)(b)(c)	330	302,297
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)	330	255,935
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(c)	425	349,167
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	300	261,081
9.75%, 07/15/28 (Call 07/15/23)(b)	195	167,185
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(b)	355	302,495
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	837	766,198
3.88%, 06/01/30 (Call 03/01/30)	475	408,429
3.95%, 08/15/29 (Call 05/15/29)	345	303,124
4.20%, 12/01/24 (Call 09/01/24)	670	653,096
4.30%, 07/15/47 (Call 01/15/47)	460	328,284
4.40%, 01/30/48 (Call 07/30/47)	195	139,345
7.00%, 12/01/36	27	27,313
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(b)	415	344,840
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	685	586,052
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)(c)	240	236,090
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	749	561,361
4.38%, 07/15/30 (Call 07/15/25)(b)	946	766,005
4.75%, 01/15/28 (Call 01/15/23)(b)	755	661,705
5.00%, 02/15/27 (Call 12/01/22)(b)	845	772,313
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	425	389,253
6.50%, 03/15/27 (Call 11/14/22)(b)	198	190,331
Ultratech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(d)	200	148,486
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)(c)	360	184,439
Votorantim Cimentos International SA, 7.25%, 04/05/41(d)	400	431,224
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	720	613,066
3.90%, 04/01/27 (Call 01/01/27)	555	518,470
4.50%, 04/01/25 (Call 01/01/25)	76	74,687
4.50%, 06/15/47 (Call 12/15/46)	209	164,222
4.70%, 03/01/48 (Call 09/01/47)	402	321,041
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(d)	400	228,096

		37,162,193

Chemicals — 0.6%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(b)	400	324,376
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(b)	1,015	838,664
2.50%, 09/27/26 (Call 06/27/26)(b)	310	281,275

Security	Par (000)	Value

Chemicals (continued)
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	$385	$349,157
1.85%, 05/15/27 (Call 03/15/27)	531	463,457
2.05%, 05/15/30 (Call 02/15/30)	350	283,101
2.70%, 05/15/40 (Call 11/15/39)	567	394,299
2.80%, 05/15/50 (Call 11/15/49)(c)	587	375,938
3.35%, 07/31/24 (Call 04/30/24)	185	180,429
Albemarle Corp.
5.05%, 06/01/32 (Call 03/01/32)	350	320,695
5.45%, 12/01/44 (Call 06/01/44)	317	271,717
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(d)	400	305,688
4.25%, 09/18/29 (Call 06/18/29)(d)	200	170,470
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(b)	270	211,472
6.88%, 05/15/43 (Call 02/15/43)	180	170,199
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(b)	520	418,090
7.50%, 09/30/29 (Call 09/30/24)(b)	255	171,051
Avient Corp.
5.75%, 05/15/25 (Call 12/01/22)(b)	385	377,419
7.13%, 08/01/30 (Call 08/01/25)(b)	435	416,269
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)(c)	410	338,590
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)(c)	297	271,892
Bluestar Finance Holdings Ltd.
3.10%, (Call 07/12/24)(a)(d)(e)	200	185,032
3.38%, 07/16/24(d)	600	577,284
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(c)(d)	200	175,160
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(d)	400	266,224
7.45%, 11/15/29 (Call 11/15/24)(c)(d)	800	612,552
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(d)	800	695,432
4.50%, 01/31/30(d)	1,200	971,988
5.88%, 01/31/50(d)	600	438,738
8.50%, 01/23/81 (Call 10/24/25)(a)(d)	200	190,366
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	450	390,002
5.00%, 06/30/32 (Call 03/30/32)	210	187,650
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	510	411,917
3.50%, 05/08/24 (Call 04/08/24)	561	537,533
5.90%, 07/05/24	800	786,176
6.05%, 03/15/25	1,000	972,720
6.17%, 07/15/27 (Call 06/15/27)	1,505	1,421,909
6.33%, 07/15/29 (Call 05/15/29)	1,040	967,959
6.38%, 07/15/32 (Call 04/15/32)	505	460,090
CF Industries Inc.
4.50%, 12/01/26(b)	355	335,972
4.95%, 06/01/43	541	434,742
5.15%, 03/15/34	475	429,001
5.38%, 03/15/44	440	374,321
Cheever Escrow Issuer LLC, 7.13%, 10/01/27 (Call 10/01/24)(b)	225	206,226
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	397	309,362
5.38%, 05/15/27 (Call 02/15/27)(c)	355	317,757

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.75%, 11/15/28 (Call 11/15/23)(b)	$540	$458,903
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28 (Call 03/01/28)(b)	100	92,014
5.13%, 04/01/25 (Call 03/01/25)(b)	210	209,112
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	600	526,140
3.00%, 09/22/30(d)	1,200	868,824
3.38%, 06/19/24(d)	1,200	1,144,092
3.88%, 06/19/29(d)	200	160,776
4.13%, 07/19/27(d)	1,200	1,046,580
4.88%, 03/14/25(d)	800	767,304
5.13%, 03/14/28(d)	1,150	1,019,694
Consolidated Energy Finance SA
5.63%, 10/15/28 (Call 10/15/24)(b)	270	227,559
6.50%, 05/15/26 (Call 11/11/22)(b)	270	246,019
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 12/01/22)(b)(c)	300	225,393
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	320	289,709
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)	305	223,650
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	370	282,806
3.60%, 11/15/50 (Call 05/15/50)	255	166,372
4.25%, 10/01/34 (Call 04/01/34)	485	410,266
4.38%, 11/15/42 (Call 05/15/42)	963	736,454
4.63%, 10/01/44 (Call 04/01/44)	391	303,068
4.80%, 11/30/28 (Call 08/30/28)	430	410,676
4.80%, 05/15/49 (Call 11/15/48)	404	318,760
5.25%, 11/15/41 (Call 05/15/41)	548	473,620
5.55%, 11/30/48 (Call 05/30/48)	300	261,612
6.30%, 03/15/33(c)	100	99,711
6.90%, 05/15/53	130	131,154
7.38%, 11/01/29	530	573,847
9.40%, 05/15/39	606	754,415
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,633	1,615,592
4.49%, 11/15/25 (Call 09/15/25)	1,207	1,182,872
4.73%, 11/15/28 (Call 08/15/28)	1,905	1,826,114
5.32%, 11/15/38 (Call 05/15/38)	1,581	1,434,852
5.42%, 11/15/48 (Call 05/15/48)	764	671,365
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	676	648,061
4.50%, 12/01/28 (Call 09/01/28)	382	347,429
4.65%, 10/15/44 (Call 04/15/44)	629	476,273
4.80%, 09/01/42 (Call 03/01/42)	850	665,023
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	598	445,959
2.13%, 02/01/32 (Call 11/01/31)(c)	1,585	1,239,946
2.13%, 08/15/50 (Call 02/15/50)(c)	725	391,210
2.70%, 11/01/26 (Call 08/01/26)	670	614,223
2.70%, 12/15/51 (Call 06/15/51)	403	239,684
2.75%, 08/18/55 (Call 02/18/55)	434	250,310
3.25%, 12/01/27 (Call 09/01/27)	154	141,680
4.80%, 03/24/30 (Call 12/24/29)	465	450,920
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	660	604,553
2.30%, 07/15/30 (Call 04/15/30)	547	441,664
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	495	420,532

Security	Par (000)	Value

Chemicals (continued)
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(d)	$600	$496,788
4.25%, 11/03/26(d)	700	654,472
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(d)	1,000	982,310
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(b)	395	323,039
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	273	249,500
3.45%, 10/01/29 (Call 07/01/29)	351	299,301
4.50%, 10/01/49 (Call 04/01/49)	360	266,364
Formosa Group Cayman Ltd., 3.38%, 04/22/25(d)	600	567,834
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(d)	1,800	1,336,896
4.30%, 03/18/51 (Call 09/18/50)(d)	400	245,180
GPD Companies Inc., 10.13%, 04/01/26 (Call 12/01/22)(b)	295	264,742
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(d)	200	195,644
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(c)	180	164,817
4.25%, 10/15/28 (Call 10/15/23)	255	221,924
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(b)	220	180,151
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	458	342,135
4.50%, 05/01/29 (Call 02/01/29)	739	643,979
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(b)(d)	453	430,780
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	304	257,075
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(b)	300	253,053
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	395	335,169
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(b)	175	166,688
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	1,186	1,028,321
1.83%, 10/15/27 (Call 08/15/27)(b)	975	795,717
2.30%, 11/01/30 (Call 08/01/30)(b)	1,033	777,570
3.27%, 11/15/40 (Call 05/15/40)(b)	60	39,953
3.47%, 12/01/50 (Call 06/01/50)(b)(c)	510	319,148
4.38%, 06/01/47 (Call 12/01/46)	691	504,928
4.45%, 09/26/28 (Call 06/26/28)	90	81,654
5.00%, 09/26/48 (Call 03/26/48)	1,155	924,092
Iris Holdings Inc.
8.75%, 02/15/26 (Call 02/15/23), (9.50% PIK)(b)(g)	160	139,795
10.00%, 12/15/28 (Call 06/15/25)(b)	250	214,290
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26, (10.00% PIK)(b)(g)	150	115,521
LG Chem Ltd.
1.38%, 07/07/26(d)	600	514,830
2.38%, 07/07/31(d)	200	152,706
3.25%, 10/15/24(d)	200	191,634
3.63%, 04/15/29(d)	400	355,904
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	490	366,672
2.00%, 08/10/50 (Call 02/10/50)	685	359,529
2.65%, 02/05/25 (Call 11/05/24)	505	479,755
3.20%, 01/30/26 (Call 10/30/25)	149	141,277
3.55%, 11/07/42 (Call 05/07/42)	251	189,209
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(b)(c)	270	212,468
Lubrizol Corp. (The), 6.50%, 10/01/34	120	130,117

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LYB Finance Co. BV, 8.10%, 03/15/27(b)(c)	$90	$97,359
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	524	409,438
5.25%, 07/15/43	357	292,829
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	390	341,702
2.25%, 10/01/30 (Call 07/01/30)	345	263,677
3.38%, 10/01/40 (Call 04/01/40)	550	366,130
3.63%, 04/01/51 (Call 10/01/50)	491	305,397
3.80%, 10/01/60 (Call 04/01/60)	510	304,322
4.20%, 10/15/49 (Call 04/15/49)	655	451,282
4.20%, 05/01/50 (Call 11/01/49)	969	669,259
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	415	297,223
5.75%, 04/15/24 (Call 01/15/24)	555	556,437
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 12/01/22)(b)	210	192,560
MEGlobal Canada ULC
5.00%, 05/18/25(d)	600	580,662
5.88%, 05/18/30(d)	600	580,140
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	240	232,253
5.13%, 10/15/27 (Call 04/15/27)	420	382,885
5.25%, 12/15/29 (Call 09/15/29)	601	518,296
5.65%, 12/01/44 (Call 06/01/44)	205	141,190
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	250	216,895
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	675	623,997
4.25%, 11/15/23 (Call 08/15/23)	815	806,402
4.88%, 11/15/41 (Call 05/15/41)	325	257,527
5.45%, 11/15/33 (Call 05/15/33)	534	495,413
5.63%, 11/15/43 (Call 05/15/43)	340	297,452
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	380	285,562
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	200	169,420
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	536	443,154
3.00%, 04/01/25 (Call 01/01/25)	222	210,043
3.95%, 05/13/50 (Call 11/13/49)	285	205,132
4.00%, 12/15/26 (Call 09/15/26)	368	346,512
4.13%, 03/15/35 (Call 09/15/34)	174	145,180
4.20%, 04/01/29 (Call 01/01/29)	333	304,965
4.90%, 06/01/43 (Call 12/01/42)	184	153,487
5.00%, 04/01/49 (Call 10/01/48)	561	476,766
5.25%, 01/15/45 (Call 07/15/44)	428	368,221
5.63%, 12/01/40	75	68,272
5.88%, 12/01/36	365	353,875
6.13%, 01/15/41 (Call 07/15/40)	165	159,590
OCI NV, 4.63%, 10/15/25(b)	178	165,846
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(d)	600	447,732
4.50%, 10/22/25(d)	400	381,436
5.13%, 06/23/51 (Call 12/23/50)(d)	400	241,596
5.63%, 04/25/24(d)	400	396,200
6.88%, 04/25/44(d)	200	157,502
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	466	421,674
5.13%, 09/15/27 (Call 12/01/22)	331	310,329
5.63%, 08/01/29 (Call 08/01/24)(c)	450	423,018

Security	Par (000)	Value

Chemicals (continued)
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	$490	$402,094
6.25%, 10/01/29 (Call 10/01/24)(b)(c)	240	166,258
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(d)	405	340,423
2.88%, 05/11/31 (Call 02/11/31)(d)	600	443,340
4.00%, 10/04/27 (Call 07/04/27)(d)	400	349,516
5.50%, 01/15/48 (Call 07/15/47)(d)	600	435,198
5.88%, 09/17/44(d)	200	155,008
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)(c)	195	97,287
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	275	238,183
2.40%, 08/15/24 (Call 07/15/24)	387	368,381
2.55%, 06/15/30 (Call 03/15/30)	20	16,293
2.80%, 08/15/29 (Call 05/15/29)	190	160,763
3.75%, 03/15/28 (Call 12/15/27)	276	253,026
Rain CII Carbon LLC/CII Carbon Corp., 7.25%,
04/01/25 (Call 12/01/22)(b)	380	325,983
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 12/01/22)(b)(c)	1,345	1,322,955
7.63%, 01/15/26 (Call 01/15/24)(b)	333	289,394
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	165	126,600
3.75%, 03/15/27 (Call 12/15/26)	420	385,325
4.25%, 01/15/48 (Call 07/15/47)	180	127,852
4.55%, 03/01/29 (Call 12/01/28)	225	204,100
5.25%, 06/01/45 (Call 12/01/44)	135	109,821
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(d)	600	468,966
3.00%, 09/14/50 (Call 03/14/50)(d)	400	256,100
SABIC Capital II BV, 4.50%, 10/10/28(d)	600	569,322
Sasol Financing USA LLC
4.38%, 09/18/26(c)	600	525,372
5.50%, 03/18/31 (Call 03/18/30)	600	449,556
5.88%, 03/27/24 (Call 02/27/24)	675	656,647
6.50%, 09/27/28 (Call 06/27/28)	600	530,430
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	655	569,188
6.63%, 05/01/29 (Call 05/01/24)(b)	445	361,162
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(b)	430	343,338
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	510	384,356
2.30%, 05/15/30 (Call 02/15/30)	370	294,091
2.90%, 03/15/52 (Call 09/15/51)	435	252,622
2.95%, 08/15/29 (Call 05/15/29)	419	355,094
3.13%, 06/01/24 (Call 04/01/24)	527	510,373
3.30%, 05/15/50 (Call 11/15/49)	145	91,865
3.45%, 08/01/25 (Call 05/01/25)	353	336,497
3.45%, 06/01/27 (Call 03/01/27)	1,086	997,393
3.80%, 08/15/49 (Call 02/15/49)	455	314,510
3.95%, 01/15/26 (Call 10/15/25)	410	393,842
4.00%, 12/15/42 (Call 06/15/42)	75	54,382
4.25%, 08/08/25	180	175,117
4.50%, 06/01/47 (Call 12/01/46)	854	674,199
4.55%, 08/01/45 (Call 02/01/45)	275	214,297
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(d)	600	385,524
4.25%, 05/07/29 (Call 02/07/29)(d)	400	364,220
4.25%, 01/22/50 (Call 07/22/49)(d)	200	149,988

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	$200	$190,156
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(b)	235	205,355
3.38%, 03/15/30 (Call 03/15/25)(b)	220	175,952
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	1,415	1,364,768
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	335	190,856
5.38%, 09/01/25 (Call 12/01/22)(b)(c)	426	329,515
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	655	508,378
Unigel Luxembourg SA, 8.75%, 10/01/26(d)	400	386,088
UPL Corp. Ltd., 4.63%, 06/16/30(d)	400	304,036
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	330	260,307
4.25%, 02/15/30 (Call 02/15/25)(b)	443	428,509
Venator Finance Sarl/Venator Materials LLC
5.75%, 07/15/25 (Call 12/01/22)(b)	245	80,796
9.50%, 07/01/25(b)	250	162,493
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(b)(c)	500	330,840
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	315	194,954
3.13%, 08/15/51 (Call 02/15/51)	480	281,587
3.38%, 06/15/30 (Call 03/15/30)	250	207,785
3.38%, 08/15/61 (Call 02/15/61)	360	199,004
3.60%, 08/15/26 (Call 05/15/26)	531	489,019
4.38%, 11/15/47 (Call 05/15/47)	235	167,877
5.00%, 08/15/46 (Call 02/15/46)	558	440,524
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	560	489,916
5.63%, 10/01/24(b)	150	146,997
5.63%, 08/15/29 (Call 08/15/24)(b)	949	733,605
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	505	398,354
4.75%, 06/01/28 (Call 03/01/28)(b)	500	449,795
YPF SA, 2.50%, 06/30/29(d)(f)	416	257,342
YPF Sociedad Anonima, 1.50%, 09/30/33(d)(f)	475	257,170

		105,984,552

Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24(d)	500	469,910
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 12/01/22)(b)	265	259,854
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(d)	400	384,868
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(b)	178	186,161
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 11/30/22)(d)	400	379,676
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	295	242,018
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	200	198,896
Yankuang Group Cayman Ltd., 2.90%, 11/30/24(d)	400	380,868

		2,502,251

Commercial Services — 0.6%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(d)	800	630,608

Security	Par (000)	Value

Commercial Services (continued)
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(d)	$200	$128,574
3.38%, 07/24/24(d)	200	185,404
3.83%, 02/02/32(d)	200	130,118
4.00%, 07/30/27 (Call 06/30/27)(d)	200	160,158
4.20%, 08/04/27 (Call 02/04/27)(d)	1,000	807,200
4.38%, 07/03/29(d)	440	330,255
5.00%, 08/02/41(d)	200	118,534
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)(c)	570	488,598
4.88%, 07/15/32(b)(c)	710	603,898
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	313	285,453
Albion Financing 1 SARL/Aggreko Holdings Inc.
6.13%, 10/15/26 (Call 10/15/23)(b)	321	274,404
8.75%, 04/15/27 (Call 10/15/23)(b)	250	214,607
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)(c)	555	386,746
6.63%, 07/15/26 (Call 12/01/22)(b)	1,260	1,206,135
9.75%, 07/15/27 (Call 12/01/22)(b)(c)	714	620,830
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	1,405	1,166,516
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(b)	185	159,705
American University (The), Series 2019, 3.67%, 04/01/49	60	43,167
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	205	177,571
4.63%, 10/01/27 (Call 12/01/22)(b)	310	289,999
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)	180	150,671
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	200	160,308
Aptim Corp., 7.75%, 06/15/25 (Call 11/16/22)(b)(c)	363	249,385
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	475	374,813
6.75%, 02/15/27 (Call 02/15/23)(b)(c)	410	400,730
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	340	302,182
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	330	274,322
2.45%, 08/12/31 (Call 05/12/31)(b)	420	301,892
4.00%, 05/01/28 (Call 05/01/23)(b)	200	174,428
4.25%, 11/01/29 (Call 11/01/24)(b)	500	432,715
4.38%, 08/15/27(b)	200	180,840
5.50%, 08/11/32 (Call 05/11/32)(b)	300	271,188
Atento Luxco 1 SA, 8.00%, 02/10/26(d)	200	79,268
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,310	1,003,801
1.70%, 05/15/28 (Call 03/15/28)	310	263,779
3.38%, 09/15/25 (Call 06/15/25)	501	482,368
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	300	263,388
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	365	315,813
5.75%, 07/15/27 (Call 12/01/22)(b)	530	484,203
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(d)	600	508,470
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	322	264,462
3.88%, 08/15/30 (Call 05/15/30)	260	218,010
5.25%, 10/01/25 (Call 07/01/25)	284	278,902

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(c)	$570	$510,099
3.50%, 06/01/31 (Call 03/01/31)(c)	670	539,397
Brink’s Co. (The)
4.63%, 10/15/27 (Call 12/01/22)(b)	379	348,733
5.50%, 07/15/25 (Call 12/01/22)(b)	340	331,146
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	50	33,188
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)(c)	210	123,648
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	206	122,955
4.32%, 08/01/45	295	245,596
4.70%, 11/01/2111	78	60,264
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)(c)	340	256,646
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/21)	140	118,135
Central Nippon Expressway Co. Ltd., 0.89%, 09/29/25(d)	200	176,318
China Merchants Finance Co. Ltd., 4.75%, 08/03/25(d)	200	195,382
Cimpress PLC, 7.00%, 06/15/26 (Call 12/01/22)(b)	370	221,175
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	195	188,191
3.70%, 04/01/27 (Call 01/01/27)	1,389	1,310,216
4.00%, 05/01/32 (Call 02/01/32)	270	244,515
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/21)	208	123,594
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27 (Call 05/01/27)(d)	200	189,618
5.00%, 08/06/28(d)	600	585,168
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	210	176,249
8.25%, 04/15/26 (Call 04/15/24)	376	382,720
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)	465	313,470
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	1,177	925,993
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	246	231,533
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	300	250,737
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(d)	200	175,710
3.88%, 07/18/29(d)	800	712,592
4.85%, 09/26/28(d)	800	756,512
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(d)	600	431,010
5.63%, 09/25/48(d)	800	661,416
6.85%, 07/02/37(b)	820	786,946
DP World Salaam, 6.00%, (Call 10/01/25)(a)(d)(e)	900	872,235
Duke University
Series 2020, 2.68%, 10/01/44	275	187,047
Series 2020, 2.76%, 10/01/50	10	6,327
Series 2020, 2.83%, 10/01/55	344	211,195
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	50	47,171
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	25	20,166
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	428	274,117
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	745	552,082
2.60%, 12/01/24 (Call 11/01/24)	630	594,777
2.60%, 12/15/25 (Call 11/15/25)	843	767,509

Security	Par (000)	Value

Commercial Services (continued)
3.10%, 05/15/30 (Call 02/15/30)	$578	$472,110
5.10%, 12/15/27 (Call 11/15/27)	275	265,116
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	225	218,182
3.30%, 12/01/26 (Call 09/01/26)(b)	678	617,394
3.80%, 11/01/25 (Call 08/01/25)(b)	220	207,541
3.85%, 11/15/24 (Call 08/15/24)(b)	480	462,634
4.20%, 11/01/46 (Call 05/01/46)(b)	430	304,169
4.50%, 02/15/45 (Call 08/15/44)(b)	271	202,765
5.63%, 03/15/42(b)	624	545,195
6.70%, 06/01/34(b)	78	78,137
7.00%, 10/15/37(b)	575	586,316
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	925	740,620
4.25%, 02/01/29 (Call 11/01/28)(b)	295	263,877
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(c)	80	46,052
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	380	206,180
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(b)	310	275,832
6.00%, 06/01/29 (Call 06/01/24)(b)	315	245,754
9.50%, 11/01/27 (Call 12/01/22)(b)	437	395,966
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	284	244,748
3.75%, 10/01/30 (Call 10/01/25)(b)	615	520,075
4.50%, 07/01/28 (Call 07/01/23)(b)	571	529,197
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 11/30/22)(d)	600	567,312
GEO Group Inc.
9.50%, 12/31/28	100	92,783
10.50%, 06/30/28	133	133,035
George Washington University (The)
4.87%, 09/15/45	315	271,108
Series 2014, 4.30%, 09/15/44	200	161,348
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	247	191,393
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	552	323,146
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	190	152,635
Series B, 4.32%, 04/01/49 (Call 10/01/48)	65	49,783
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	205	175,023
2.15%, 01/15/27 (Call 12/15/26)	490	418,426
2.65%, 02/15/25 (Call 01/15/25)	932	865,409
2.90%, 05/15/30 (Call 02/15/30)	360	286,798
2.90%, 11/15/31 (Call 08/15/31)	870	665,298
3.20%, 08/15/29 (Call 05/15/29)	842	699,197
4.15%, 08/15/49 (Call 02/15/49)(c)	571	385,100
4.45%, 06/01/28 (Call 03/01/28)	162	147,376
4.80%, 04/01/26 (Call 01/01/26)	762	732,031
4.95%, 08/15/27 (Call 07/15/27)	435	413,641
5.30%, 08/15/29 (Call 06/15/29)	275	259,003
5.40%, 08/15/32 (Call 05/15/32)	135	124,781
5.95%, 08/15/52 (Call 02/15/52)	400	345,888
Graham Holdings Co., 5.75%, 06/01/26 (Call 11/14/22)(b)	235	229,193
Grand Canyon University
4.13%, 10/01/24	250	234,202
4.38%, 10/01/26	50	45,551
5.13%, 10/01/28 (Call 08/01/28)(c)	305	274,866

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	$1,031	$857,142
2.65%, 07/15/31 (Call 04/15/31)	450	321,610
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)(c)	395	345,183
Herc Holdings Inc., 5.50%, 07/15/27 (Call 12/01/22)(b)	851	805,233
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	312	265,849
5.00%, 12/01/29 (Call 12/01/24)(b)	625	497,406
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	130	96,665
HPHT Finance 19 Ltd., 2.88%, 11/05/24(d)	600	569,616
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 (Call 08/17/26)(d)	400	343,976
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(d)	600	535,146
Hutama Karya Persero PT, 3.75%, 05/11/30 (Call 02/11/30)(d)	450	386,622
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	240	192,482
Series A, 2.81%, 01/01/60 (Call 07/01/59)	203	118,471
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	180	163,543
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	250	218,437
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	215	183,490
2.41%, 06/01/50 (Call 12/01/49)	330	196,512
3.65%, 05/01/48 (Call 11/01/47)	365	283,966
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)(c)	357	243,920
3.89%, 07/01/2116	133	87,977
4.68%, 07/01/2114	338	273,192
5.60%, 07/01/2111	394	377,058
Series F, 2.99%, 07/01/50 (Call 01/01/50)	275	186,651
Series G, 2.29%, 07/01/51 (Call 01/01/51)	376	213,184
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24(d)	400	369,408
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	435	350,292
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	251	250,480
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	370	280,330
2.55%, 08/18/60 (Call 02/18/60)	240	123,002
2.75%, 08/19/41 (Call 02/19/41)	435	281,623
3.10%, 11/29/61 (Call 05/29/61)	490	283,289
3.25%, 01/15/28 (Call 10/15/27)	1,367	1,227,457
3.25%, 05/20/50 (Call 11/20/49)	430	275,037
3.75%, 03/24/25 (Call 02/24/25)	105	101,620
3.75%, 02/25/52 (Call 08/25/51)	285	201,053
4.25%, 02/01/29 (Call 11/01/28)	155	144,336
4.88%, 02/15/24 (Call 11/15/23)(c)	369	367,266
4.88%, 12/17/48 (Call 06/17/48)	440	370,986
5.25%, 07/15/44	332	296,310
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(d)	400	293,592
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	625	542,275
5.75%, 11/01/28 (Call 11/01/23)(b)	860	664,496
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	550	481,272
Northeastern University, Series 2020, 2.89%, 10/01/50	348	213,073
Northwestern University
4.64%, 12/01/44	338	306,434

Security	Par (000)	Value

Commercial Services (continued)
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	$539	$381,687
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	103	63,139
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	637	584,677
2.30%, 06/01/30 (Call 03/01/30)	905	729,231
2.40%, 10/01/24 (Call 09/01/24)	1,297	1,235,185
2.65%, 10/01/26 (Call 08/01/26)	674	614,924
2.85%, 10/01/29 (Call 07/01/29)	1,369	1,165,430
3.25%, 06/01/50 (Call 12/01/49)(c)	718	468,919
4.40%, 06/01/32 (Call 03/01/32)	458	420,471
5.05%, 06/01/52 (Call 12/01/51)	420	363,749
5.25%, 06/01/62 (Call 12/01/61)	670	576,280
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	300	215,988
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)	425	284,797
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 11/16/22)(b)	392	391,161
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(b)	5	4,121
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	276	167,653
3.15%, 07/15/46 (Call 01/15/46)	396	283,920
3.30%, 07/15/56 (Call 01/15/56)	601	420,176
6.50%, 01/15/39(b)	15	17,003
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	670	581,895
5.25%, 04/15/24(b)	410	407,044
5.75%, 04/15/26(b)	800	782,088
6.25%, 01/15/28 (Call 01/15/23)(b)	780	722,350
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	370	300,714
PSA Treasury Pte Ltd.
2.25%, 04/30/30 (Call 01/30/30)(d)	800	653,176
2.50%, 04/12/26 (Call 10/12/25)(d)	200	185,024
Quanta Services Inc.
0.95%, 10/01/24 (Call 12/01/22)	15	13,633
2.35%, 01/15/32 (Call 10/15/31)	430	311,569
2.90%, 10/01/30 (Call 07/01/30)	930	734,505
3.05%, 10/01/41 (Call 04/01/41)	400	246,284
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	934	778,498
4.00%, 03/18/29 (Call 12/18/28)	536	486,806
4.75%, 05/20/32 (Call 02/20/32)	80	74,481
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)(c)	272	211,330
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 12/01/22)(b)	350	344,974
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	389	228,370
RR Donnelley & Sons Co.
6.00%, 04/01/24	1	860
6.13%, 11/01/26 (Call 11/01/23)(b)	223	180,590
8.25%, 07/01/27 (Call 07/01/23)	193	169,083
8.50%, 04/15/29(b)	150	232,125
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	636	472,841
2.30%, 08/15/60 (Call 02/15/60)	1,028	522,255
2.45%, 03/01/27 (Call 02/01/27)(b)	60	53,744
2.50%, 12/01/29 (Call 09/01/29)	630	524,777
2.70%, 03/01/29 (Call 01/01/29)(b)	200	171,880

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.90%, 03/01/32 (Call 12/01/31)(b)	$245	$201,686
2.95%, 01/22/27 (Call 10/22/26)	270	247,088
3.25%, 12/01/49 (Call 06/01/49)	819	553,112
3.70%, 03/01/52 (Call 09/01/51)(b)	325	236,811
3.90%, 03/01/62 (Call 09/01/61)(b)	55	39,491
4.25%, 05/01/29 (Call 02/01/29)(b)	508	474,061
4.75%, 08/01/28 (Call 05/01/28)(b)	415	402,330
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 12/01/22)(b)	575	540,517
9.25%, 04/15/25 (Call 03/16/25)(b)	485	472,851
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	570	455,704
4.00%, 05/15/31 (Call 05/15/26)	535	445,505
4.63%, 12/15/27 (Call 12/15/22)	375	348,465
5.13%, 06/01/29 (Call 06/01/24)	470	438,275
7.50%, 04/01/27(c)	240	245,002
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(d)	800	651,600
Shanghai Port Group BVI Development Co. Ltd.
2.40%, 09/11/24(d)	400	380,432
3.38%, 06/18/29(d)	300	267,972
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 12/01/22)(b)	285	262,750
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	190	82,557
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(b)	210	161,685
Sotheby’s, 7.38%, 10/15/27 (Call 11/14/22)(b)	460	445,078
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	185	154,841
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(c)(d)	600	448,770
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	313	257,148
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	247	165,784
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)(c)	365	275,776
3.38%, 03/22/27 (Call 12/22/26)(b)	235	211,474
4.13%, 02/02/26 (Call 11/02/25)(b)	35	33,191
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	285	236,111
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	1,683	1,542,049
3.15%, 06/15/31 (Call 03/15/31)(b)	765	564,356
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	50	35,762
Trustees of Boston College, 3.13%, 07/01/52	195	127,239
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	302	239,543
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	200	169,416
5.70%, 03/01/39	292	301,972
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	563	352,348
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	255	153,497
4.67%, 09/01/2112	10	7,697
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	240	139,094
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	475	384,265
3.88%, 11/15/27 (Call 12/01/22)	409	372,080
3.88%, 02/15/31 (Call 08/15/25)	656	543,863
4.00%, 07/15/30 (Call 07/15/25)	525	447,961
4.88%, 01/15/28 (Call 01/15/23)	1,025	953,250
5.25%, 01/15/30 (Call 01/15/25)	500	463,635
5.50%, 05/15/27 (Call 12/01/22)(c)	275	268,416

Security	Par (000)	Value

Commercial Services (continued)
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	$130	$86,081
4.00%, 10/01/53 (Call 04/01/53)	515	406,459
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	75	53,715
Series C, 2.55%, 04/01/50 (Call 10/01/49)(c)	261	164,112
University of Miami, 4.06%, 04/01/52	61	46,611
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	424	320,082
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	385	279,133
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	290	181,549
3.03%, 10/01/39	763	578,186
5.25%, 10/01/2111(c)	225	196,403
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	408	318,109
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	150	95,031
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	173	93,359
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	725	476,078
4.00%, 06/15/25 (Call 03/15/25)	264	254,580
4.13%, 03/15/29 (Call 12/15/28)	617	564,499
5.50%, 06/15/45 (Call 12/15/44)	399	356,594
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 12/01/22)(b)	660	661,848
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(b)	510	476,182
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	375	271,886
4.35%, 04/15/2122 (Call 10/15/21)	99	70,397
William Marsh Rice University
3.57%, 05/15/45	360	285,714
3.77%, 05/15/55	300	225,132
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	400	362,092
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)(c)	315	174,828
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	220	200,237
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	428	334,131
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	413	245,714
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	600	539,448
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	335	274,402

		104,539,573

Computers — 0.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(b)	245	199,146
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	617	483,117
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,341	1,196,816
0.70%, 02/08/26 (Call 01/08/26)	1,485	1,302,360
1.13%, 05/11/25 (Call 04/11/25)	1,361	1,245,805
1.20%, 02/08/28 (Call 12/08/27)	1,572	1,310,105
1.25%, 08/20/30 (Call 05/20/30)	901	691,725
1.40%, 08/05/28 (Call 06/05/28)	725	600,583
1.65%, 05/11/30 (Call 02/11/30)	1,477	1,182,220
1.65%, 02/08/31 (Call 11/08/30)	2,071	1,624,720
1.70%, 08/05/31 (Call 05/05/31)	688	534,665
1.80%, 09/11/24 (Call 08/11/24)	1,265	1,201,105
2.05%, 09/11/26 (Call 07/11/26)	1,905	1,723,549
2.20%, 09/11/29 (Call 06/11/29)	1,296	1,095,638
2.38%, 02/08/41 (Call 08/08/40)	623	416,737

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.40%, 08/20/50 (Call 02/20/50)	$867	$511,729
2.45%, 08/04/26 (Call 05/04/26)	1,136	1,045,620
2.50%, 02/09/25	498	475,082
2.55%, 08/20/60 (Call 02/20/60)	910	524,224
2.65%, 05/11/50 (Call 11/11/49)	1,783	1,120,776
2.65%, 02/08/51 (Call 08/08/50)	1,621	1,008,586
2.70%, 08/05/51 (Call 02/05/51)	1,090	683,648
2.75%, 01/13/25 (Call 11/13/24)	695	667,207
2.80%, 02/08/61 (Call 08/08/60)	1,145	679,237
2.85%, 05/11/24 (Call 03/11/24)	1,692	1,645,944
2.85%, 08/05/61 (Call 02/05/61)	710	426,916
2.90%, 09/12/27 (Call 06/12/27)	1,166	1,072,289
2.95%, 09/11/49 (Call 03/11/49)	1,175	792,902
3.00%, 02/09/24 (Call 12/09/23)	1,258	1,232,400
3.00%, 06/20/27 (Call 03/20/27)	682	636,463
3.00%, 11/13/27 (Call 08/13/27)	1,479	1,368,460
3.20%, 05/13/25	1,245	1,199,396
3.20%, 05/11/27 (Call 02/11/27)	1,849	1,732,458
3.25%, 02/23/26 (Call 11/23/25)	2,075	1,978,014
3.25%, 08/08/29 (Call 06/08/29)	1,045	950,866
3.35%, 02/09/27 (Call 11/09/26)	2,250	2,134,192
3.35%, 08/08/32 (Call 05/08/32)	940	829,183
3.45%, 05/06/24	1,020	1,001,691
3.45%, 02/09/45	1,079	817,105
3.75%, 09/12/47 (Call 03/12/47)	297	232,150
3.75%, 11/13/47 (Call 05/13/47)	1,058	829,895
3.85%, 05/04/43	1,832	1,489,764
3.85%, 08/04/46 (Call 02/04/46)	1,356	1,082,739
3.95%, 08/08/52 (Call 02/08/52)	1,140	904,898
4.10%, 08/08/62 (Call 02/08/62)	740	575,579
4.25%, 02/09/47 (Call 08/09/46)	863	742,491
4.38%, 05/13/45	1,289	1,123,815
4.45%, 05/06/44	942	842,016
4.50%, 02/23/36 (Call 08/23/35)	955	914,097
4.65%, 02/23/46 (Call 08/23/45)	2,407	2,170,488
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	415	365,706
4.00%, 07/01/29 (Call 07/01/24)(b)	324	282,875
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(d)	600	504,288
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	430	369,228
2.30%, 09/14/31 (Call 06/14/31)	395	290,199
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)(c)	1,325	1,097,603
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(b)	316	259,183
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	529	448,534
Dell Inc.
6.50%, 04/15/38	505	469,695
7.10%, 04/15/28(c)	830	858,170
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	780	484,606
3.45%, 12/15/51 (Call 06/15/51)(b)	655	371,798
4.00%, 07/15/24 (Call 06/15/24)	683	666,553
4.90%, 10/01/26 (Call 08/01/26)	574	551,201
5.30%, 10/01/29 (Call 07/01/29)	1,308	1,223,320
5.85%, 07/15/25 (Call 06/15/25)	1,000	1,002,000
6.02%, 06/15/26 (Call 03/15/26)	1,621	1,618,520

Security	Par (000)	Value

Computers (continued)
6.10%, 07/15/27 (Call 05/15/27)	$426	$426,349
6.20%, 07/15/30 (Call 04/15/30)	478	468,689
8.10%, 07/15/36 (Call 01/15/36)	557	590,286
8.35%, 07/15/46 (Call 01/15/46)	526	558,496
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 12/01/22)(c)	265	132,529
9.38%, 07/15/25 (Call 11/16/22)(b)(c)	465	346,848
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	360	308,585
2.38%, 09/15/28 (Call 07/15/28)	405	334,967
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(b)	495	140,184
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	893	766,971
2.20%, 03/15/31 (Call 12/15/30)	692	521,581
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	59	56,184
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	60	52,819
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(d)	400	347,580
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,040	984,433
1.75%, 04/01/26 (Call 03/01/26)	343	303,709
4.90%, 10/15/25 (Call 07/15/25)	1,340	1,317,810
6.20%, 10/15/35 (Call 04/15/35)	844	826,360
6.35%, 10/15/45 (Call 04/15/45)	950	858,467
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	720	615,946
2.20%, 06/17/25 (Call 05/17/25)	690	634,213
2.65%, 06/17/31 (Call 03/17/31)	912	670,885
3.00%, 06/17/27 (Call 04/17/27)(c)	789	695,653
3.40%, 06/17/30 (Call 03/17/30)	758	617,755
4.00%, 04/15/29 (Call 02/15/29)	425	372,627
4.20%, 04/15/32 (Call 01/15/32)	400	327,508
4.75%, 01/15/28 (Call 12/15/27)	445	415,857
4.75%, 03/01/29 (Call 03/01/24)(b)	345	348,391
5.50%, 01/15/33 (Call 10/15/32)	395	351,661
6.00%, 09/15/41	910	806,733
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,049	901,909
1.95%, 05/15/30 (Call 02/15/30)	1,438	1,131,634
2.72%, 02/09/32 (Call 11/09/31)	335	269,233
2.85%, 05/15/40 (Call 11/15/39)	793	534,926
2.95%, 05/15/50 (Call 11/15/49)	810	490,325
3.00%, 05/15/24	1,292	1,253,925
3.30%, 05/15/26	1,840	1,726,417
3.30%, 01/27/27	398	368,922
3.43%, 02/09/52 (Call 08/09/51)	30	19,599
3.45%, 02/19/26	1,007	955,573
3.50%, 05/15/29	715	640,404
3.63%, 02/12/24	1,477	1,451,625
4.00%, 06/20/42	720	556,092
4.15%, 07/27/27 (Call 06/27/27)	690	659,392
4.15%, 05/15/39	1,061	863,760
4.25%, 05/15/49	1,100	853,237
4.40%, 07/27/32 (Call 04/27/32)(c)	540	494,316
4.70%, 02/19/46	872	723,568
4.90%, 07/27/52 (Call 01/27/52)	200	168,660
5.60%, 11/30/39(c)	335	319,091
5.88%, 11/29/32	193	197,163
6.22%, 08/01/27	584	609,340

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.50%, 01/15/28	$387	$409,063
7.00%, 10/30/25	448	470,454
7.13%, 12/01/96(c)	423	474,069
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	145	127,007
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	120	94,090
2.70%, 10/15/28 (Call 08/15/28)	195	140,964
3.15%, 10/15/31 (Call 07/15/31)	360	224,010
4.10%, 10/15/41 (Call 04/15/41)	600	329,346
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	679	499,941
3.63%, 05/15/25 (Call 04/15/25)	385	366,535
4.38%, 05/15/30 (Call 02/15/30)	875	765,739
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(d)	1,200	831,120
5.88%, 04/24/25(d)	1,400	1,344,084
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	415	351,783
5.13%, 04/15/29 (Call 04/15/24)(b)	675	565,954
5.25%, 10/01/30 (Call 10/01/25)(b)	290	234,245
5.75%, 09/01/27 (Call 11/14/22)(b)	730	704,209
6.13%, 09/01/29 (Call 09/01/24)(b)(c)	350	335,272
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	850	771,400
2.38%, 06/22/27 (Call 04/22/27)	490	432,474
2.70%, 06/22/30 (Call 03/22/30)	377	303,010
3.30%, 09/29/24 (Call 07/29/24)	505	487,476
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(b)	360	332,226
8.25%, 02/01/28 (Call 02/01/23)(b)(c)	385	343,012
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	230	210,089
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	295	218,984
3.38%, 07/15/31 (Call 01/15/26)	270	192,901
4.09%, 06/01/29 (Call 03/01/29)	465	372,400
4.13%, 01/15/31 (Call 10/15/30)	325	244,462
4.75%, 01/01/25	325	313,885
4.88%, 03/01/24 (Call 01/01/24)	503	492,985
4.88%, 06/01/27 (Call 03/01/27)	299	276,545
5.75%, 12/01/34 (Call 06/01/34)	354	287,770
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	295	230,687
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 11/14/22)(b)	175	172,669
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	315	264,487
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(b)	818	804,603
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	210	151,112
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	625	483,794
3.10%, 02/01/32 (Call 11/01/31)	345	239,268
4.75%, 02/15/26 (Call 11/15/25)	1,649	1,523,528
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(d)	400	344,804

		109,265,733

Cosmetics & Personal Care — 0.1%
Avon Products Inc., 8.45%, 03/15/43	180	162,727
Colgate-Palmolive Co.
3.10%, 08/15/25	115	110,585
3.10%, 08/15/27 (Call 07/15/27)	95	88,823
3.25%, 03/15/24	205	201,531

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.25%, 08/15/32 (Call 05/15/32)	$210	$185,123
3.70%, 08/01/47 (Call 02/01/47)(c)	690	545,783
4.00%, 08/15/45	525	436,816
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)	445	419,230
6.50%, 04/15/26 (Call 12/01/22)(b)(c)	535	509,609
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	313	271,531
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	285	243,578
5.50%, 06/01/28 (Call 06/01/23)(b)	454	426,928
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	707	554,288
2.00%, 12/01/24 (Call 11/01/24)	832	787,729
2.38%, 12/01/29 (Call 09/01/29)	380	317,665
2.60%, 04/15/30 (Call 01/15/30)	195	163,431
3.13%, 12/01/49 (Call 06/01/49)	503	343,438
3.15%, 03/15/27 (Call 12/15/26)	282	260,988
4.15%, 03/15/47 (Call 09/15/46)	463	373,210
4.38%, 06/15/45 (Call 12/15/44)	387	320,839
GSK Consumer Healthcare Capital U.K. PLC, 3.13%, 03/24/25	1,600	1,506,824
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27	680	614,996
3.38%, 03/24/29	1,050	915,715
3.63%, 03/24/32	1,720	1,449,064
Natura &Co. Luxembourg Holdings Sarl, 6.00%, 04/19/29 (Call 02/19/29)(d)	200	166,758
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(c)(d)	800	623,288
Oriflame Investment Holding PLC, 5.13%, 05/04/26(b)	370	214,249
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,057	935,160
1.00%, 04/23/26	290	256,650
1.20%, 10/29/30	1,355	1,033,337
1.95%, 04/23/31	421	339,246
2.30%, 02/01/32(c)	212	174,527
2.45%, 11/03/26	268	246,975
2.70%, 02/02/26	186	175,113
2.80%, 03/25/27	900	829,908
2.85%, 08/11/27	320	294,378
3.00%, 03/25/30	1,170	1,041,242
3.50%, 10/25/47	485	368,673
3.55%, 03/25/40	605	489,481
3.60%, 03/25/50	320	250,403
5.55%, 03/05/37	50	51,743
5.80%, 08/15/34	50	52,704
Unilever Capital Corp.
0.63%, 08/12/24 (Call 12/01/22)	1,010	938,795
1.38%, 09/14/30 (Call 06/14/30)	680	514,291
1.75%, 08/12/31 (Call 05/12/31)	315	239,958
2.00%, 07/28/26	393	353,928
2.13%, 09/06/29 (Call 06/06/29)	95	78,366
2.60%, 05/05/24 (Call 03/05/24)	502	485,354
2.90%, 05/05/27 (Call 02/05/27)	100	91,351
3.10%, 07/30/25	85	81,188
3.25%, 03/07/24 (Call 02/07/24)	245	240,014
3.38%, 03/22/25 (Call 01/22/25)	405	390,930
3.50%, 03/22/28 (Call 12/22/27)	540	497,875
5.90%, 11/15/32	1,214	1,266,663

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(c)	$360	$217,386

		24,150,385

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(b)(c)	340	278,970
4.00%, 01/15/28 (Call 01/15/23)(b)	455	402,216
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)	395	359,758
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 4.66%, 06/04/24(d)	600	561,216
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	200	161,786
4.50%, 10/24/28 (Call 07/24/28)(b)	894	815,614
4.65%, 04/20/32 (Call 01/20/32)(b)	200	174,054
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 12/01/22)(b)	290	274,798
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	800	676,592
IAA Inc., 5.50%, 06/15/27 (Call 12/01/22)(b)	305	285,953
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 12/01/22)(b)(c)	314	303,045
Marubeni Corp., 1.32%, 09/18/25 (Call 08/18/25)(d)	400	352,112
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	330	283,318
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	240	196,368
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(b)(c)	297	274,879
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 12/01/22)(b)	322	167,443
9.00%, 11/15/26 (Call 12/01/22)(b)(c)	515	326,850
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	465	433,417
3.75%, 05/15/46 (Call 11/15/45)	215	161,811
4.20%, 05/15/47 (Call 11/15/46)	130	104,311
4.60%, 06/15/45 (Call 12/15/44)	815	703,068

		7,297,579

Diversified Financial Services — 1.4%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 12/01/22)(b)(c)	210	209,696
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	860	781,723
1.75%, 01/30/26 (Call 12/30/25)	680	580,815
2.45%, 10/29/26 (Call 09/29/26)	1,145	968,235
2.88%, 08/14/24 (Call 07/14/24)	1,232	1,152,807
3.00%, 10/29/28 (Call 08/29/28)	1,501	1,212,388
3.15%, 02/15/24 (Call 01/15/24)	1,400	1,342,152
3.30%, 01/30/32 (Call 10/30/31)	1,665	1,250,082
3.40%, 10/29/33 (Call 07/29/33)	400	289,972
3.50%, 01/15/25 (Call 11/15/24)	1,005	942,740
3.65%, 07/21/27 (Call 04/21/27)	1,571	1,371,577
3.85%, 10/29/41 (Call 04/29/41)	1,055	701,364
3.88%, 01/23/28 (Call 10/23/27)	843	726,953
4.45%, 10/01/25 (Call 08/01/25)(c)	805	757,610
4.45%, 04/03/26 (Call 02/03/26)	708	654,192
4.63%, 10/15/27 (Call 08/15/27)	827	743,638
4.88%, 01/16/24 (Call 12/16/23)	632	620,314
6.50%, 07/15/25 (Call 06/15/25)	730	720,254
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	190	154,616
3.50%, 08/01/25	175	166,224

Security	Par (000)	Value

Diversified Financial Services (continued)
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	$375	$351,982
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(b)	280	281,084
AIG Global Funding
0.45%, 12/08/23(b)	120	113,890
0.65%, 06/17/24(b)	935	868,783
0.90%, 09/22/25(b)	825	725,026
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	371	346,191
1.88%, 08/15/26 (Call 07/15/26)	285	239,087
2.10%, 09/01/28 (Call 07/01/28)	505	389,784
2.30%, 02/01/25 (Call 01/01/25)	428	391,945
2.88%, 01/15/26 (Call 12/15/25)(c)	750	666,907
3.00%, 02/01/30 (Call 11/01/29)	477	371,321
3.13%, 12/01/30 (Call 09/01/30)	615	477,849
3.25%, 03/01/25 (Call 01/01/25)	404	376,383
3.25%, 10/01/29 (Call 07/01/29)	368	294,956
3.38%, 07/01/25 (Call 06/01/25)	855	792,431
3.63%, 04/01/27 (Call 01/01/27)	508	447,650
3.63%, 12/01/27 (Call 09/01/27)	833	714,864
3.75%, 06/01/26 (Call 04/01/26)	580	525,996
4.25%, 02/01/24 (Call 01/01/24)	350	342,167
4.25%, 09/15/24 (Call 06/15/24)	924	899,144
4.63%, 10/01/28 (Call 07/01/28)	540	478,462
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	555	529,148
4.25%, 06/15/26 (Call 04/15/26)	389	343,121
5.25%, 08/11/25 (Call 07/11/25)(b)	1,730	1,618,796
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	285	218,809
3.88%, 05/21/24 (Call 04/21/24)	629	607,073
4.63%, 03/30/25	395	385,311
4.75%, 06/09/27 (Call 05/09/27)	275	251,504
5.13%, 09/30/24	659	649,530
5.75%, 11/20/25 (Call 10/21/25)	764	737,352
5.80%, 05/01/25 (Call 04/01/25)	890	889,626
8.00%, 11/01/31	1,533	1,563,358
American Express Co.
0.75%, 11/03/23	500	478,805
1.65%, 11/04/26 (Call 10/04/26)	500	430,690
2.25%, 03/04/25 (Call 02/01/25)	310	287,931
2.50%, 07/30/24 (Call 06/30/24)	1,065	1,012,421
2.55%, 03/04/27 (Call 02/01/27)	570	500,865
3.00%, 10/30/24 (Call 09/29/24)	623	595,301
3.13%, 05/20/26 (Call 04/20/26)	686	634,509
3.30%, 05/03/27 (Call 04/03/27)	1,487	1,347,519
3.38%, 05/03/24	150	145,494
3.40%, 02/22/24 (Call 01/22/24)	1,440	1,404,605
3.63%, 12/05/24 (Call 11/04/24)	385	372,183
3.95%, 08/01/25 (Call 07/01/25)	1,210	1,161,854
4.05%, 05/03/29 (Call 03/03/29)	370	335,546
4.05%, 12/03/42	1,164	901,914
4.20%, 11/06/25 (Call 10/06/25)	701	680,538
4.42%, 08/03/33 (Call 08/03/32)(a)	1,025	911,133
4.99%, 05/26/33 (Call 02/26/32)(a)	535	486,085
5.85%, 11/05/27	885	884,363
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	936	857,020
3.00%, 04/02/25 (Call 03/02/25)	35	33,180
3.70%, 10/15/24	285	276,689

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.50%, 05/13/32 (Call 02/13/32)	$305	$283,125
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(c)	523	439,289
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	605	478,712
3.95%, 07/15/26 (Call 06/15/26)(b)	505	429,876
Apollo Management Holdings LP
4.00%, 05/30/24(b)	778	755,539
4.95%, 01/14/50(a)(b)	296	248,640
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	200	160,846
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(b)	740	563,540
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	295	241,962
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	240	179,237
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	200	190,396
Avation Capital SA, 8.25%, 05/15/21 (Call 12/01/22)(b)(g)	213	170,191
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	295	245,537
1.95%, 09/20/26 (Call 08/20/26)(b)	1,440	1,158,552
3.50%, 11/01/27 (Call 07/01/27)(b)	1,286	1,047,704
4.13%, 08/01/25 (Call 06/01/25)(b)	372	337,490
4.38%, 01/30/24 (Call 12/30/23)(b)	315	303,751
4.88%, 10/01/25 (Call 07/01/25)(b)	430	394,448
5.50%, 12/15/24 (Call 11/15/24)(b)	225	216,074
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	955	784,895
2.53%, 11/18/27 (Call 10/18/27)(b)	861	660,482
2.75%, 02/21/28 (Call 12/21/27)(b)	335	256,684
2.88%, 02/15/25 (Call 01/15/25)(b)	870	779,015
3.25%, 02/15/27 (Call 12/15/26)(b)	1,055	863,644
3.95%, 07/01/24 (Call 06/01/24)(b)	933	874,781
4.25%, 04/15/26 (Call 03/15/26)(b)	923	810,431
4.38%, 05/01/26 (Call 03/01/26)(b)	916	806,694
5.25%, 05/15/24 (Call 04/15/24)(b)	745	722,002
5.50%, 01/15/26 (Call 12/15/25)(b)	915	841,617
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(d)	400	319,124
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(d)	200	175,140
4.50%, 01/10/25 (Call 12/10/24)(c)(d)	800	761,768
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	365	346,305
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	580	416,295
1.63%, 08/05/28 (Call 06/05/28)(b)	140	112,528
2.00%, 01/30/32 (Call 10/30/31)(b)	218	157,980
2.50%, 01/10/30 (Call 10/10/29)(b)	1,025	818,206
2.55%, 03/30/32 (Call 12/30/31)(b)	295	224,209
2.80%, 09/30/50 (Call 03/30/50)(b)	528	294,576
2.85%, 08/05/51 (Call 02/05/51)(b)	210	117,747
3.15%, 10/02/27 (Call 07/02/27)(b)	200	177,672
3.20%, 01/30/52 (Call 07/30/51)(b)(c)	200	122,490
3.50%, 09/10/49 (Call 03/10/49)(b)	871	567,779
4.00%, 10/02/47 (Call 04/02/47)(b)	170	122,805
4.45%, 07/15/45(b)(c)	395	307,539
5.00%, 06/15/44(b)	465	392,883
5.90%, 11/03/27	100	99,795
6.20%, 04/22/33	200	199,656

Security	Par (000)	Value

Diversified Financial Services (continued)
Blue Bright Ltd.
2.38%, 02/09/26(d)	$600	$534,558
2.50%, 06/04/25(d)	400	365,300
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	495	358,192
4.13%, 10/07/51 (Call 04/07/51)(b)	130	71,945
4.38%, 02/15/32 (Call 11/15/31)(b)	100	76,202
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	400	351,192
2.63%, 01/17/25 (Call 12/17/24)(d)	600	557,808
2.63%, 09/17/30 (Call 06/17/30)(b)	400	302,428
3.00%, 09/11/29 (Call 06/11/29)(b)(c)	400	321,616
3.25%, 04/29/25 (Call 03/29/25)(b)	1,000	936,480
3.50%, 10/10/24 (Call 09/10/24)(d)	400	382,136
3.50%, 09/18/27 (Call 06/18/27)(d)	200	178,520
3.88%, 04/27/26 (Call 01/27/26)(d)	650	608,276
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	1,000	937,710
BOCOM International Blossom Ltd., 1.75%, 06/28/26(d)	400	353,164
Bocom Leasing Management Hong Kong Co. Ltd.
1.13%, 06/18/24(d)	400	372,424
4.38%, 01/22/24(d)	400	393,912
Brightsphere Investment Group Inc., 4.80%, 07/27/26	150	134,001
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	195	142,130
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	678	524,752
3.50%, 03/30/51 (Call 09/30/50)	498	298,845
3.63%, 02/15/52 (Call 08/15/51)	270	164,800
3.90%, 01/25/28 (Call 10/25/27)	537	480,900
4.00%, 04/01/24 (Call 02/01/24)	920	901,140
4.25%, 06/02/26 (Call 03/02/26)	410	388,889
4.35%, 04/15/30 (Call 01/15/30)	843	740,373
4.70%, 09/20/47 (Call 03/20/47)	359	268,306
4.85%, 03/29/29 (Call 12/29/28)	868	803,030
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	452	266,716
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(b)	245	214,235
6.88%, 04/15/30 (Call 04/15/25)(b)	210	183,227
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	625	574,744
4.88%, 05/01/24 (Call 04/01/24)(b)	661	645,242
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(a)	1,010	840,492
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	845	584,334
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(a)	400	292,800
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(a)	440	403,577
3.20%, 02/05/25 (Call 01/05/25)	1,065	1,005,584
3.27%, 03/01/30 (Call 03/01/29), (SOFR + 1.790%)(a)	900	740,664
3.30%, 10/30/24 (Call 09/30/24)	1,763	1,680,368
3.65%, 05/11/27 (Call 04/11/27)	564	510,584
3.75%, 04/24/24 (Call 03/24/24)	991	964,491
3.75%, 07/28/26 (Call 06/28/26)	986	901,835
3.75%, 03/09/27 (Call 02/09/27)	1,232	1,123,510
3.80%, 01/31/28 (Call 12/31/27)	820	732,711

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.90%, 01/29/24 (Call 12/29/23)	$918	$899,961
4.17%, 05/09/25 (Call 05/09/24)(a)	500	480,345
4.20%, 10/29/25 (Call 09/29/25)	819	777,534
4.25%, 04/30/25 (Call 03/31/25)	365	351,550
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(a)	880	817,590
4.99%, 07/24/26 (Call 07/24/25)(a)	540	520,155
5.25%, 07/26/30 (Call 07/26/29)(a)	400	365,992
5.27%, 05/10/33 (Call 05/10/32)(a)	990	886,357
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(a)	260	238,724
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(b)(c)	272	231,143
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	862	644,810
3.00%, 03/16/32 (Call 12/16/31)	645	521,566
3.65%, 01/12/27 (Call 10/12/26)	844	789,959
CCBL Cayman 1 Corp. Ltd.
1.80%, 07/22/26(d)	600	526,368
1.99%, 07/21/25(d)	800	726,648
3.50%, 05/16/24(d)	400	387,920
CDBL Funding 1
1.50%, 11/04/23(d)	400	384,292
3.50%, 10/24/27(d)	400	361,032
4.25%, 12/02/24(d)	200	194,262
CDBL Funding 2
1.38%, 03/04/24(d)	200	189,204
2.00%, 03/04/26(d)	800	716,016
2.75%, 03/02/25	200	187,360
CDP Financial Inc., 3.15%, 07/24/24(b)	415	403,861
Chailease International Finance Corp., 3.75%, 10/22/23(d)	200	196,020
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	110	103,792
0.90%, 03/11/26 (Call 02/11/26)	911	786,922
1.15%, 05/13/26 (Call 04/13/26)	1,190	1,031,123
1.65%, 03/11/31 (Call 12/11/30)	567	421,610
1.95%, 12/01/31 (Call 09/01/31)	750	562,387
2.00%, 03/20/28 (Call 01/20/28)	765	651,818
2.30%, 05/13/31 (Call 02/13/31)	600	470,472
2.45%, 03/03/27 (Call 02/03/27)	400	357,272
2.75%, 10/01/29 (Call 07/01/29)	400	337,964
2.90%, 03/03/32 (Call 12/03/31)	700	568,498
3.00%, 03/10/25 (Call 12/10/24)(c)	142	135,194
3.20%, 03/02/27 (Call 12/02/26)	830	763,525
3.20%, 01/25/28 (Call 10/25/27)	788	713,211
3.25%, 05/22/29 (Call 02/22/29)	270	239,225
3.30%, 04/01/27 (Call 01/01/27)	920	847,808
3.45%, 02/13/26 (Call 11/13/25)	162	154,524
3.55%, 02/01/24 (Call 01/01/24)	1,033	1,014,303
3.75%, 04/01/24 (Call 03/02/24)	452	444,275
3.85%, 05/21/25 (Call 03/21/25)	527	511,701
4.00%, 02/01/29 (Call 11/01/28)	543	503,665
4.20%, 03/24/25 (Call 02/24/25)	510	502,411
4.63%, 03/22/30 (Call 12/22/29)	153	145,474
Charming Light Investments Ltd.
4.38%, 12/21/27(d)	600	504,570
5.00%, 09/03/24(d)	250	241,630
China Cinda 2020 I Management Ltd.
1.25%, 01/20/24 (Call 10/20/23)(d)	400	375,304
1.88%, 01/20/26 (Call 10/20/25)(d)	600	502,530

Security	Par (000)	Value

Diversified Financial Services (continued)
2.50%, 03/18/25 (Call 02/18/25)(d)	$1,200	$1,080,516
2.50%, 01/20/28 (Call 10/20/27)(d)	800	605,864
3.00%, 03/18/27 (Call 12/18/26)(d)	400	327,416
3.00%, 01/20/31 (Call 10/20/30)(d)	600	403,764
3.13%, 03/18/30 (Call 12/18/29)(d)	400	281,152
China Cinda 2020 I Mngmn Co., 3.25%, 01/28/27 (Call 10/28/26)(d)	800	665,880
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(d)	200	196,954
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	400	373,484
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(d)	1,000	967,080
4.40%, 03/09/27(d)	200	173,802
4.75%, 02/08/28(d)	400	339,972
4.75%, 02/21/29(d)	400	326,936
China Cinda Finance I Ltd., 4.38%, 02/08/25(d)	200	189,148
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(d)	600	547,998
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(d)	400	303,676
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(d)(e)	200	167,922
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(d)	1,000	619,460
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(d)	800	520,872
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	430	311,040
4.10%, 06/15/51 (Call 12/15/50)	440	250,127
CICC Hong Kong Finance 2016 MTN Ltd.
1.63%, 01/26/24(d)	1,400	1,336,874
2.00%, 01/26/26(d)	400	359,808
2.88%, 03/21/25(d)	200	188,304
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(d)	400	366,940
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(d)	400	355,308
1.73%, 09/10/24(d)	200	188,566
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(d)	600	551,244
1.88%, 08/12/25(d)	800	714,112
2.00%, 02/04/26(d)	600	530,538
2.75%, 08/12/30(d)	200	147,590
2.88%, 02/04/31(d)	200	146,782
3.00%, 07/03/24(d)	600	572,400
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	340	273,873
3.00%, 03/15/25 (Call 12/15/24)	1,256	1,199,292
3.75%, 06/15/28 (Call 03/15/28)	790	739,740
4.15%, 06/15/48 (Call 12/15/47)(c)	234	191,515
5.30%, 09/15/43 (Call 03/15/43)	653	623,158
CMS International Gemstone Ltd., 1.30%, 09/16/24(d)	400	367,536
CNG Holdings Inc., 12.50%, 06/15/24 (Call 12/01/22)(b)	185	155,400
Coastal Emerald Ltd.
4.10%, 06/15/25(d)	200	187,524
4.30%, (Call 08/01/24)(a)(d)(e)	400	360,792
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(b)	261	173,583
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	665	440,257
3.63%, 10/01/31 (Call 10/01/26)(b)(c)	600	360,966

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 11/14/22)(b)	$266	$250,091
6.63%, 03/15/26 (Call 11/14/22)	240	227,143
Credit Suisse USA Inc., 7.13%, 07/15/32	944	931,851
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)(c)	615	363,004
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	500	453,870
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	265	250,295
3.95%, 11/06/24 (Call 08/06/24)	983	947,691
4.10%, 02/09/27 (Call 11/09/26)	1,158	1,054,625
4.50%, 01/30/26 (Call 11/30/25)	1,010	947,026
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	100	89,962
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	580	529,743
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	455	448,398
Enova International Inc.
8.50%, 09/01/24 (Call 12/01/22)(b)	180	169,002
8.50%, 09/15/25 (Call 12/01/22)(b)	276	250,578
Far East Horizon Ltd.
2.63%, 03/03/24(d)	400	343,484
3.38%, 02/18/25(d)	200	165,994
4.25%, 10/26/26(d)	200	149,994
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 12/01/22)(b)	220	133,201
FMR LLC
4.95%, 02/01/33(b)	430	393,209
5.15%, 02/01/43(b)	403	341,732
6.45%, 11/15/39(b)	200	199,382
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	519	381,657
2.85%, 03/30/25	478	452,513
2.95%, 08/12/51 (Call 02/12/51)	313	182,432
GFH Sukuk Ltd., 7.50%, 01/28/25(d)	600	574,932
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 12/01/22), (7.25% PIK)(b)(g)	1,165	933,832
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(b)	190	164,713
5.38%, 12/01/24 (Call 12/01/22)(b)	490	460,654
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)(c)	310	217,756
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(d)	200	179,666
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(d)	600	554,322
Haitong International Securities Group Ltd.
2.13%, 05/20/26(d)	200	171,176
3.13%, 05/18/25(d)	200	182,528
3.38%, 07/19/24(d)	600	569,850
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)(c)	194	158,925
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	310	183,346
Horse Gallop Finance Ltd.
1.10%, 07/26/24(d)	400	372,168
1.70%, 07/28/25(d)	400	361,588
ICBCIL Finance Co. Ltd.
1.25%, 08/02/24(d)	400	371,504
1.63%, 11/02/24(d)	1,000	926,440
1.75%, 08/25/25(d)	1,200	1,080,276
1.75%, 08/02/26(d)	600	523,782

Security	Par (000)	Value

Diversified Financial Services (continued)
2.25%, 11/02/26(d)	$200	$177,044
3.63%, 05/19/26(d)	200	188,260
3.75%, 03/05/24(d)	600	586,572
4.03%, 11/20/24, (3 mo. LIBOR US + 1.050%)(a)(d)	400	398,868
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	600	577,950
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	962	698,383
2.10%, 06/15/30 (Call 03/15/30)	1,186	939,703
2.65%, 09/15/40 (Call 03/15/40)	630	413,286
3.00%, 06/15/50 (Call 12/15/49)	1,015	635,045
3.00%, 09/15/60 (Call 03/15/60)	773	449,074
3.10%, 09/15/27 (Call 06/15/27)	756	686,010
3.65%, 05/23/25 (Call 04/23/25)(c)	260	251,831
3.75%, 12/01/25 (Call 09/01/25)	1,020	979,771
3.75%, 09/21/28 (Call 06/21/28)	332	303,807
4.00%, 09/15/27 (Call 08/15/27)	1,098	1,040,256
4.25%, 09/21/48 (Call 03/21/48)	703	546,702
4.35%, 06/15/29 (Call 04/15/29)	908	859,985
4.60%, 03/15/33 (Call 12/15/32)	638	585,467
4.95%, 06/15/52 (Call 12/15/51)	723	626,798
5.20%, 06/15/62 (Call 12/15/61)	823	733,853
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(d)	205	175,730
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(d)	200	158,416
Inventive Global Investments Ltd.
1.60%, 09/01/26(d)	400	347,772
1.65%, 09/03/25(d)	1,600	1,437,216
Invesco Finance PLC
3.75%, 01/15/26	228	215,932
4.00%, 01/30/24	450	441,873
5.38%, 11/30/43	315	274,677
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)(c)	315	277,518
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	158	154,676
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	600	471,546
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	145	100,494
6.25%, 01/15/36	585	538,054
6.45%, 06/08/27	670	674,107
6.50%, 01/20/43	100	91,828
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	300	212,916
4.15%, 01/23/30	847	718,849
4.85%, 01/15/27	490	460,169
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	188	156,734
JIC Zhixin Ltd.
1.50%, 08/27/25(d)	400	360,376
2.13%, 08/27/30(d)	600	475,770
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25(d)	600	510,018
3.50%, 09/24/29 (Call 06/24/29)(d)	1,000	702,360
KB Capital Co. Ltd., 1.50%, 10/28/25(d)	200	175,898
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(d)	200	171,280
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	171,514
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	51	45,181
KODIT Global 2022-1 Co. Ltd., 3.62%, 05/27/25(d)	200	191,230

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Korea Investment & Securities Co. Ltd., 1.38%, 07/19/24(d)	$400	$370,388
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	165,072
4.50%, 02/23/27(d)	600	480,636
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	133	121,510
3.75%, 02/13/25	184	176,550
4.38%, 03/11/29 (Call 12/11/28)	249	224,792
4.50%, 09/19/28 (Call 06/19/28)	512	464,010
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(b)	305	170,803
6.50%, 11/01/25(b)	310	210,701
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	615	571,575
Legend Fortune Ltd., 1.38%, 06/02/24(d)	600	562,968
Legg Mason Inc.
4.75%, 03/15/26	218	214,630
5.63%, 01/15/44	301	273,392
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(b)(c)	175	138,404
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	535	468,328
4.38%, 05/15/31 (Call 05/15/26)(b)	225	196,209
4.63%, 11/15/27 (Call 12/01/22)(b)	453	418,916
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	1,128	1,050,924
1.38%, 04/06/26(b)	1,115	967,374
2.00%, 04/06/28 (Call 02/06/28)(b)	1,460	1,211,873
2.50%, 04/06/31 (Call 01/06/31)(b)	1,000	795,580
3.20%, 04/06/41 (Call 10/06/40)(b)	280	192,987
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	482	382,231
2.00%, 03/03/25 (Call 02/03/25)	406	381,563
2.00%, 11/18/31 (Call 08/18/31)	790	621,027
2.95%, 11/21/26 (Call 08/21/26)	538	500,544
2.95%, 06/01/29 (Call 03/01/29)	584	517,132
2.95%, 03/15/51 (Call 09/15/50)	445	293,531
3.30%, 03/26/27 (Call 01/26/27)	575	539,517
3.35%, 03/26/30 (Call 12/26/29)	1,155	1,038,414
3.38%, 04/01/24	704	690,793
3.50%, 02/26/28 (Call 11/26/27)	545	507,411
3.65%, 06/01/49 (Call 12/01/48)	232	176,274
3.80%, 11/21/46 (Call 05/21/46)	947	741,236
3.85%, 03/26/50 (Call 09/26/49)	736	578,503
3.95%, 02/26/48 (Call 08/26/47)	773	619,366
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(d)	400	328,528
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	270	207,957
6.50%, 05/01/28 (Call 05/01/24)(b)	600	510,054
Mirae Asset Securities Co. Ltd.
1.38%, 07/07/24(d)	400	369,844
2.63%, 07/30/25(d)	200	181,132
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	600	583,080
3.64%, 04/13/25 (Call 03/13/25)(b)(c)	200	189,924
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	743	679,035
4.50%, 06/20/28 (Call 03/20/28)	636	591,798
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	658	485,275

Security	Par (000)	Value

Diversified Financial Services (continued)
2.50%, 12/21/40 (Call 06/21/40)	$495	$299,356
3.25%, 04/28/50 (Call 10/28/49)	615	393,717
3.85%, 06/30/26 (Call 03/30/26)	685	652,476
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	415	313,711
5.50%, 08/15/28 (Call 08/15/23)(b)	560	456,730
5.75%, 11/15/31 (Call 11/15/26)(b)	380	291,794
6.00%, 01/15/27 (Call 01/15/23)(b)	390	349,647
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	330	263,198
5.00%, 03/15/27 (Call 09/15/26)	415	349,907
5.50%, 03/15/29 (Call 06/15/28)	400	318,820
5.63%, 08/01/33	510	360,213
5.88%, 10/25/24	335	325,794
6.13%, 03/25/24	680	668,685
6.75%, 06/25/25	350	334,456
6.75%, 06/15/26	330	311,365
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	475	444,966
4.88%, 04/15/45 (Call 10/15/44)(b)	510	401,589
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	365	319,083
6.88%, 08/15/28 (Call 08/15/23)(b)	1,342	1,156,509
7.50%, 10/01/30 (Call 10/01/25)(b)	195	187,052
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	200	172,534
Nomura Holdings Inc.
1.65%, 07/14/26	1,005	853,768
2.17%, 07/14/28	530	419,415
2.33%, 01/22/27	500	425,835
2.61%, 07/14/31	275	199,975
2.65%, 01/16/25	900	842,436
2.68%, 07/16/30	800	601,880
2.71%, 01/22/29	520	417,591
3.00%, 01/22/32	325	240,975
3.10%, 01/16/30	815	643,011
5.10%, 07/03/25	400	391,848
5.39%, 07/06/27	400	384,144
5.61%, 07/06/29	400	375,748
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,237	1,198,109
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	693	634,379
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(d)	400	353,700
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	410	337,660
3.88%, 09/15/28 (Call 09/15/24)	350	273,273
4.00%, 09/15/30 (Call 09/15/25)	565	426,044
5.38%, 11/15/29 (Call 05/15/29)	579	474,490
6.13%, 03/15/24 (Call 09/15/23)	803	784,700
6.63%, 01/15/28 (Call 07/15/27)	550	500,230
6.88%, 03/15/25	940	911,725
7.13%, 03/15/26	1,055	1,015,670
ORIX Corp.
2.25%, 03/09/31	720	544,925
3.25%, 12/04/24	404	386,305
3.70%, 07/18/27	271	248,266
4.00%, 04/13/32	350	297,958
4.05%, 01/16/24	300	295,542
5.00%, 09/13/27	275	266,156
5.20%, 09/13/32	270	250,811

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(b)	$330	$306,009
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	960	938,592
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	405	306,783
5.38%, 10/15/25 (Call 12/01/22)(b)	370	334,928
5.75%, 09/15/31 (Call 09/15/26)(b)	335	254,630
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	245	203,252
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	865	732,975
Pingan Real Estate Capital Ltd.
2.75%, 07/29/24(d)	400	340,216
3.45%, 07/29/26(d)	200	130,052
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	800	720,064
Power Finance Corp. Ltd.
3.25%, 09/16/24(d)	200	189,968
3.35%, 05/16/31(d)	600	455,100
3.90%, 09/16/29(d)	200	165,658
3.95%, 04/23/30(d)	600	488,424
4.50%, 06/18/29(d)	200	172,634
5.25%, 08/10/28(d)	200	185,238
6.15%, 12/06/28(c)(d)	400	385,092
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(d)	655	675,325
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	245	196,181
7.38%, 09/01/25 (Call 12/01/22)(b)	180	172,843
Private Export Funding Corp., Series GG, 2.45%, 07/15/24	200	191,598
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 12/01/22)(b)	205	181,200
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	200	190,408
4.88%, 03/15/27 (Call 09/15/26)	336	297,326
6.63%, 03/15/25 (Call 09/15/24)(c)	682	673,461
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	251	170,329
4.65%, 04/01/30 (Call 01/01/30)	347	323,113
4.95%, 07/15/46	727	613,254
REC Ltd.
2.25%, 09/01/26(d)	600	512,196
2.75%, 01/13/27(d)	200	171,238
3.38%, 07/25/24(d)	400	382,044
4.63%, 03/22/28(d)	600	541,668
5.25%, 11/13/23(d)	400	397,184
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)	885	741,603
3.63%, 03/01/29 (Call 03/01/24)(b)(c)	485	375,846
3.88%, 03/01/31 (Call 03/01/26)(b)(c)	810	603,166
4.00%, 10/15/33 (Call 10/15/27)(b)	550	383,933
Sarana Multi Infrastruktur Persero PT, 2.05%, 05/11/26(d)	200	171,670
Shinhan Card Co. Ltd.
1.38%, 10/19/25(d)	400	350,236
2.50%, 01/27/27(d)	400	343,848
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(d)	400	371,168
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	315	276,246
4.20%, 10/29/25 (Call 09/29/25)	320	297,715
Soar Wise Ltd., 1.75%, 03/30/24(d)	400	378,032
Standard Life Aberdeen PLC, 4.25%, 06/30/28(d)	300	254,601

Security	Par (000)	Value

Diversified Financial Services (continued)
State Elite Global Ltd.
1.50%, 09/29/26(d)	$600	$528,408
5.09%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(d)	800	798,624
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	225	191,468
4.25%, 07/18/24	436	426,103
StoneX Group Inc., 8.63%, 06/15/25 (Call 12/01/22)(b)	235	232,051
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%, 01/22/25 (Call 12/22/24)(d)	600	557,958
Sunrise Cayman Ltd., 5.25%, 03/11/24(d)	500	490,295
SURA Asset Management SA
4.38%, 04/11/27(d)	400	350,676
4.88%, 04/17/24(d)	200	194,478
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	585	413,618
3.70%, 08/04/26 (Call 05/04/26)	485	435,549
3.95%, 12/01/27 (Call 09/01/27)	799	687,723
4.25%, 08/15/24 (Call 05/15/24)	886	855,451
4.38%, 03/19/24 (Call 02/19/24)	905	884,800
4.50%, 07/23/25 (Call 04/23/25)	940	890,471
4.88%, 06/13/25 (Call 05/13/25)	185	177,737
5.15%, 03/19/29 (Call 12/19/28)	480	430,157
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 12/01/22)(b)	530	479,072
5.50%, 04/15/29 (Call 04/15/24)(b)	450	341,428
5.75%, 06/15/27 (Call 06/15/24)(b)	295	241,705
USAA Capital Corp.
0.50%, 05/01/24(b)	290	270,927
3.38%, 05/01/25(b)	430	411,923
Vertex Capital Investment Ltd., 4.75%, 04/03/24(d)	400	379,956
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	313	260,785
1.10%, 02/15/31 (Call 11/15/30)	620	462,867
1.90%, 04/15/27 (Call 02/15/27)	838	739,862
2.00%, 08/15/50 (Call 02/15/50)	1,235	682,992
2.05%, 04/15/30 (Call 01/15/30)	562	464,246
2.70%, 04/15/40 (Call 10/15/39)	825	587,565
2.75%, 09/15/27 (Call 06/15/27)	596	541,794
3.15%, 12/14/25 (Call 09/14/25)	1,709	1,626,421
3.65%, 09/15/47 (Call 03/15/47)	748	569,063
4.15%, 12/14/35 (Call 06/14/35)	1,405	1,272,185
4.30%, 12/14/45 (Call 06/14/45)	2,392	2,039,850
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(b)(c)	630	526,447
7.88%, 05/01/27 (Call 05/01/24)(b)	350	318,104
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	682	584,160
2.75%, 03/15/31 (Call 12/15/30)	415	304,017
2.85%, 01/10/25 (Call 12/10/24)	477	447,884
6.20%, 11/17/36	510	478,727
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(b)	202	126,535
Xingsheng BVI Co. Ltd., 1.38%, 08/25/24 (Call 07/25/24)(d)	200	185,468
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(d)	400	349,172

		258,795,228

Electric — 2.2%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(d)	600	505,482
3.40%, 04/29/51 (Call 10/29/50)(d)	600	444,324

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.88%, 05/06/24(d)	$200	$195,412
4.00%, 10/03/49(d)	200	161,656
4.38%, 04/23/25(d)	800	783,536
4.38%, 06/22/26(d)	600	586,392
4.88%, 04/23/30(d)	600	584,154
6.50%, 10/27/36(b)	480	517,315
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(d)	399	348,007
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(d)	200	120,012
3.95%, 02/12/30(d)	600	396,972
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	600	448,746
Adani Transmission Ltd.
4.00%, 08/03/26(d)	400	342,284
4.25%, 05/21/36(d)	263	189,213
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	140	91,133
3.80%, 10/01/47 (Call 04/01/47)	385	263,113
3.95%, 06/01/28 (Call 03/01/28)	55	49,822
4.70%, 05/15/32 (Call 02/15/32)	160	145,731
5.25%, 05/15/52 (Call 11/15/51)	160	140,066
Series G, 4.15%, 05/01/49 (Call 11/01/48)	360	258,624
Series H, 3.45%, 01/15/50 (Call 07/15/49)	452	294,026
Series I, 2.10%, 07/01/30 (Call 04/01/30)	500	384,985
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	105	96,789
3.15%, 09/15/49 (Call 03/15/49)	280	178,382
3.75%, 12/01/47 (Call 06/01/47)	407	292,316
3.80%, 06/15/49 (Call 12/15/48)	120	85,692
4.00%, 12/01/46 (Call 06/01/46)	60	44,468
4.25%, 09/15/48 (Call 03/15/48)	255	196,342
4.50%, 06/15/52 (Call 12/01/51)	465	376,510
Series M, 3.65%, 04/01/50 (Call 10/01/49)	430	302,071
Series N, 2.75%, 08/15/51 (Call 02/15/51)	105	61,678
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(a)(d)	400	328,252
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,170	1,013,278
2.45%, 01/15/31 (Call 10/15/30)	150	113,294
3.30%, 07/15/25 (Call 06/15/25)(b)	842	776,240
3.95%, 07/15/30 (Call 04/15/30)(b)	862	728,605
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(d)	800	630,320
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	213	135,212
3.13%, 07/15/51 (Call 01/15/51)	380	246,468
3.45%, 10/01/49 (Call 04/01/49)	743	503,539
3.75%, 09/01/27 (Call 08/01/27)	270	254,078
3.75%, 03/01/45 (Call 09/01/44)	691	500,816
3.85%, 12/01/42	139	103,954
3.94%, 09/01/32 (Call 03/01/32)	420	375,350
4.15%, 08/15/44 (Call 02/15/44)	234	182,300
4.30%, 01/02/46 (Call 07/02/45)	295	228,056
6.00%, 03/01/39	290	287,271
6.13%, 05/15/38	130	129,210
Series 13-A, 3.55%, 12/01/23	60	58,922
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	580	437,436
Series A, 4.30%, 07/15/48 (Call 01/15/48)	473	372,067
Series B, 3.70%, 12/01/47 (Call 06/01/47)	402	287,892
Alexander Funding Trust, 1.84%, 11/15/23(b)	20	18,783
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(d)	797	509,480

Security	Par (000)	Value

Electric (continued)
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(a)	$506	$407,790
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	575	485,639
4.25%, 06/15/28 (Call 03/15/28)(b)	418	383,298
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	500	429,360
2.50%, 09/15/24 (Call 08/15/24)	534	505,757
3.50%, 01/15/31 (Call 10/15/30)	408	346,820
3.65%, 02/15/26 (Call 11/15/25)	390	368,924
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	275	208,725
2.90%, 06/15/51 (Call 12/15/50)	123	74,837
3.25%, 03/01/25 (Call 12/01/24)	117	112,446
3.25%, 03/15/50 (Call 09/15/49)	824	544,318
3.70%, 12/01/47 (Call 06/01/47)	372	270,165
3.85%, 09/01/32 (Call 06/01/32)	270	240,505
4.15%, 03/15/46 (Call 09/15/45)	380	298,049
4.50%, 03/15/49 (Call 09/15/48)	310	256,181
American Electric Power Co. Inc.
2.03%, 03/15/24	385	367,436
2.30%, 03/01/30 (Call 12/01/29)	399	314,899
3.20%, 11/13/27 (Call 08/13/27)	455	407,848
3.25%, 03/01/50 (Call 09/01/49)	310	193,375
3.88%, 02/15/62 (Call 11/15/26)(a)	800	618,088
5.75%, 11/01/27	500	498,675
5.95%, 11/01/32	300	297,951
Series J, 4.30%, 12/01/28 (Call 09/01/28)	730	676,622
Series M, 0.75%, 11/01/23 (Call 12/01/22)	145	138,492
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	30	23,432
5.00%, 09/01/44 (Call 03/01/44)(b)	330	279,447
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	104	99,316
4.40%, 05/15/44 (Call 11/15/43)	310	237,903
4.45%, 06/01/45 (Call 12/01/44)	75	57,815
4.50%, 08/01/32 (Call 05/01/32)	210	187,990
7.00%, 04/01/38	245	258,904
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	270	214,056
Series X, 3.30%, 06/01/27 (Call 03/01/27)	35	32,016
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	75	57,868
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	180	122,058
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	210	154,686
2.60%, 08/15/29 (Call 05/15/29)	554	449,992
2.65%, 09/15/50 (Call 03/15/50)	75	40,361
2.95%, 09/15/27 (Call 06/15/27)	320	282,973
3.15%, 05/15/25 (Call 02/15/25)(c)	230	216,950
3.35%, 05/15/50 (Call 11/15/49)	600	372,744
3.50%, 12/01/49 (Call 06/01/49)	313	199,926
3.75%, 05/15/46 (Call 11/15/45)	115	77,985
4.20%, 08/15/48 (Call 02/15/48)	287	210,133
4.25%, 03/01/49 (Call 09/01/48)	220	159,322
4.35%, 11/15/45 (Call 05/15/45)	343	253,158
4.50%, 04/01/42 (Call 10/01/41)	316	244,631
5.05%, 09/01/41 (Call 03/01/41)	297	247,149
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	215	170,845
4.00%, 10/15/28 (Call 07/15/28)	273	252,085

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(b)	$245	$208,997
Atlantica Transmision Sur SA, 6.88%, 04/30/43	188	173,831
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(b)(c)	240	218,033
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	588	559,247
3.20%, 04/15/25 (Call 03/15/25)	453	427,632
3.80%, 06/01/29 (Call 03/01/29)	627	549,164
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	315	247,417
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	513	404,495
2.90%, 06/15/50 (Call 12/15/49)	490	302,516
3.20%, 09/15/49 (Call 03/15/49)	381	251,277
3.50%, 08/15/46 (Call 02/15/46)	390	272,532
3.75%, 08/15/47 (Call 02/15/47)	593	428,733
4.25%, 09/15/48 (Call 03/15/48)	205	161,790
4.55%, 06/01/52 (Call 12/01/51)	305	250,051
6.35%, 10/01/36	70	71,551
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	368	263,705
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	677	506,938
2.85%, 05/15/51 (Call 11/15/50)	673	403,585
3.25%, 04/15/28 (Call 01/15/28)	780	703,661
3.50%, 02/01/25 (Call 11/01/24)	470	455,284
3.70%, 07/15/30 (Call 04/15/30)	720	645,869
3.75%, 11/15/23 (Call 08/15/23)	591	583,861
3.80%, 07/15/48 (Call 01/15/48)	595	430,839
4.05%, 04/15/25 (Call 03/15/25)	845	827,272
4.25%, 10/15/50 (Call 04/15/50)	596	461,429
4.45%, 01/15/49 (Call 07/15/48)	545	439,940
4.50%, 02/01/45 (Call 08/01/44)	608	492,444
4.60%, 05/01/53 (Call 11/01/52)(b)	375	309,004
5.15%, 11/15/43 (Call 05/15/43)	643	568,425
5.95%, 05/15/37	23	22,788
6.13%, 04/01/36	1,205	1,223,376
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	292	226,718
3.05%, 10/15/29 (Call 07/15/29)	397	325,663
3.88%, 10/15/49 (Call 04/15/49)	276	184,694
4.20%, 09/15/46 (Call 03/15/46)	169	120,233
4.25%, 11/30/23 (Call 08/30/23)	80	79,234
4.35%, 05/01/33 (Call 02/01/33)	315	269,820
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	520	425,454
4.50%, 02/15/28 (Call 02/15/23)(b)	720	648,115
4.63%, 02/01/29 (Call 02/01/24)(b)	590	501,352
5.00%, 02/01/31 (Call 02/01/26)(b)	582	492,547
5.13%, 03/15/28 (Call 03/15/23)(b)	894	795,383
5.25%, 06/01/26 (Call 12/01/22)(b)(c)	251	239,472
Castle Peak Power Finance Co. Ltd.
2.13%, 03/03/31(d)	400	309,388
2.20%, 06/22/30(d)	200	158,592
3.25%, 07/25/27(d)	200	183,858
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(d)	400	410,880
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	180	133,573
3.60%, 03/01/52 (Call 09/01/51)	45	32,081
3.95%, 03/01/48 (Call 09/01/47)	268	205,736

Security	Par (000)	Value

Electric (continued)
4.50%, 04/01/44 (Call 10/01/43)	$185	$155,850
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	65	59,901
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	365	292,960
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	783	491,787
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	80	66,815
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	270	253,139
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	100	88,460
Series K2, 6.95%, 03/15/33	3	3,283
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	78	70,386
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	401	348,690
2.50%, 09/01/24 (Call 08/01/24)	495	468,671
2.65%, 06/01/31 (Call 03/01/31)	225	178,452
2.95%, 03/01/30 (Call 12/01/29)	175	145,721
3.70%, 09/01/49 (Call 03/01/49)	661	452,170
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(d)	200	188,116
4.63%, 02/04/30(d)	600	509,100
CGNPC International Ltd., 2.75%, 07/02/24(d)	400	384,648
Chile Electricity PEC SpA, 0.00% 01/25/28(d)(h)	200	140,074
China Clean Energy Development Ltd. 4.00%, 11/05/25(d)	1,200	1,151,904
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25)(a)(d)(e)	1,000	930,330
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(d)	400	360,556
2.60%, 12/10/24(d)	200	189,844
2.85%, (Call 12/09/23)(a)(d)(e)	800	771,016
3.00%, 12/10/29(d)	200	174,058
3.08%, (Call 12/09/25)(a)(d)(e)	600	542,472
China Southern Power Grid International Finance BVI 2018 Co. Ltd., 4.25%, 09/18/28(d)	800	764,216
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(c)(d)	400	375,660
Chugoku Electric Power Co. Inc. (The)
2.40%, 08/27/24(d)	400	377,788
3.49%, 02/28/24(d)	200	194,426
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26(d)	400	348,112
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)(c)	550	457,759
3.75%, 01/15/32 (Call 01/15/27)(b)	265	210,431
4.75%, 03/15/28 (Call 03/15/23)(b)(c)	436	404,421
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	762	705,711
4.97%, 05/01/46 (Call 11/01/45)	385	312,108
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	560	500,405
4.55%, 11/15/30 (Call 08/15/30)(b)	345	314,295
5.50%, 08/15/24	165	165,312
5.95%, 12/15/36	340	326,665
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25)(a)(d)(e)	200	188,446
CLP Power Hong Kong Financing Ltd.
2.13%, 06/30/30(d)	600	473,502
2.25%, 07/21/31(d)	400	310,208
3.38%, 10/26/27(d)	200	183,912
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	35	32,146
3.45%, 08/15/27 (Call 05/15/27)	161	145,333
3.75%, 12/01/50 (Call 09/01/30)(a)	367	266,097

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.75%, 06/01/50 (Call 03/01/30)(a)	$423	$349,851
4.88%, 03/01/44 (Call 09/01/43)	122	101,382
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(d)	600	482,016
3.95%, 10/11/27 (Call 07/11/27)(d)	600	537,762
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(d)	514	445,277
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(d)	1,400	1,034,586
3.88%, 07/26/33 (Call 04/26/33)(d)	600	431,160
4.68%, 02/09/51 (Call 08/09/50)(d)	400	245,364
4.69%, 05/15/29 (Call 03/15/29)(d)	400	338,092
4.75%, 02/23/27(d)	400	363,272
4.88%, 01/15/24(d)	400	393,960
5.75%, 02/14/42(d)	400	305,488
6.13%, 06/16/45(d)	400	303,956
6.26%, 02/15/52(d)	200	148,238
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	552	450,438
2.55%, 06/15/26 (Call 03/15/26)	497	455,824
3.00%, 03/01/50 (Call 09/01/49)	252	160,479
3.15%, 03/15/32 (Call 12/15/31)(c)	240	202,766
3.65%, 06/15/46 (Call 12/15/45)	234	167,413
3.70%, 08/15/28 (Call 05/15/28)	635	582,435
3.70%, 03/01/45 (Call 09/01/44)	252	183,050
3.80%, 10/01/42 (Call 04/01/42)	30	22,767
4.00%, 03/01/48 (Call 09/01/47)	395	303,166
4.00%, 03/01/49 (Call 09/01/48)	498	377,369
4.35%, 11/15/45 (Call 05/15/45)	186	148,651
4.60%, 08/15/43 (Call 02/15/43)	215	181,398
4.70%, 01/15/44 (Call 07/15/43)	226	192,647
5.90%, 03/15/36	272	272,675
6.45%, 01/15/38	258	267,479
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	157,829
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	808	590,834
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	175	115,434
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	385	248,949
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	555	332,728
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	50	37,216
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	337	261,414
4.30%, 04/15/44 (Call 10/15/43)	295	237,245
Series A, 0.75%, 12/01/25 (Call 11/01/25)	435	381,373
Series A, 2.05%, 07/01/31 (Call 04/01/31)	755	590,093
Series A, 3.20%, 03/15/27 (Call 12/15/26)	93	85,786
Series A, 4.15%, 06/01/45 (Call 12/01/44)	275	217,280
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(c)	413	325,993
3.60%, 06/15/61 (Call 12/15/60)	633	419,844
3.70%, 11/15/59 (Call 05/15/59)	207	137,562
3.80%, 05/15/28 (Call 02/15/28)	65	60,137
3.85%, 06/15/46 (Call 12/15/45)	284	206,332
3.95%, 03/01/43 (Call 09/01/42)	630	469,041
4.45%, 03/15/44 (Call 09/15/43)	658	530,012
4.50%, 12/01/45 (Call 06/01/45)	391	313,465
4.50%, 05/15/58 (Call 11/15/57)	421	320,305
4.63%, 12/01/54 (Call 06/01/54)	267	211,752
5.70%, 06/15/40	203	190,812
Series 06-A, 5.85%, 03/15/36	316	308,527
Series 06-B, 6.20%, 06/15/36	375	377,711

Security	Par (000)	Value

Electric (continued)
Series 07-A, 6.30%, 08/15/37	$50	$50,847
Series 08-B, 6.75%, 04/01/38	457	475,678
Series 09-C, 5.50%, 12/01/39	255	233,929
Series 12-A, 4.20%, 03/15/42	48	37,486
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	764	550,722
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	195	169,143
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	780	577,262
Series A, 4.13%, 05/15/49 (Call 11/15/48)	430	322,573
Series B, 3.13%, 11/15/27 (Call 08/15/27)	35	31,587
Series C, 3.00%, 12/01/60 (Call 06/01/60)	302	171,763
Series C, 4.00%, 11/15/57 (Call 05/15/57)	535	379,181
Series C, 4.30%, 12/01/56 (Call 06/01/56)	495	363,350
Series D, 4.00%, 12/01/28 (Call 09/01/28)	100	93,123
Series E, 4.65%, 12/01/48 (Call 06/01/48)	650	528,463
Consorcio Transmantaro SA, 4.70%, 04/16/34(d)	600	522,324
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	280	265,577
5.60%, 06/15/42 (Call 12/15/41)	525	462,950
6.25%, 10/01/39	420	405,014
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	715	376,969
2.65%, 08/15/52 (Call 02/15/52)	85	49,796
3.10%, 08/15/50 (Call 02/15/50)	540	350,422
3.25%, 08/15/46 (Call 02/15/46)	185	124,829
3.50%, 08/01/51 (Call 02/01/51)	266	186,346
3.60%, 08/15/32 (Call 02/15/32)	100	87,914
3.75%, 02/15/50 (Call 08/15/49)	255	187,509
3.80%, 11/15/28 (Call 08/15/28)	78	71,919
3.95%, 05/15/43 (Call 11/15/42)	91	70,680
3.95%, 07/15/47 (Call 01/15/47)	495	377,205
4.05%, 05/15/48 (Call 11/15/47)	490	378,456
4.20%, 09/01/52 (Call 03/01/52)	125	99,598
4.35%, 04/15/49 (Call 10/15/48)	195	158,582
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	541	402,910
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	214	210,430
4.15%, 05/15/45 (Call 11/15/44)	305	232,953
Dominion Energy Inc.
3.07%, 08/15/24(f)	802	765,140
3.90%, 10/01/25 (Call 07/01/25)	377	361,901
4.25%, 06/01/28 (Call 03/01/28)	534	497,944
4.35%, 08/15/32 (Call 05/15/32)	270	243,675
4.70%, 12/01/44 (Call 06/01/44)	330	268,468
4.85%, 08/15/52 (Call 02/15/52)	295	242,410
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(a)	155	144,144
7.00%, 06/15/38	359	366,248
Series A, 1.45%, 04/15/26 (Call 03/15/26)	383	334,409
Series A, 3.30%, 03/15/25 (Call 02/15/25)	135	129,291
Series A, 4.60%, 03/15/49 (Call 09/15/48)	300	242,187
Series B, 3.30%, 04/15/41 (Call 10/15/40)	475	336,134
Series B, 3.60%, 03/15/27 (Call 01/15/27)	382	354,332
Series B, 5.95%, 06/15/35	235	228,187
Series C, 2.25%, 08/15/31 (Call 05/15/31)	325	250,936
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,144	981,403
Series C, 4.05%, 09/15/42 (Call 03/15/42)	561	420,447
Series C, 4.90%, 08/01/41 (Call 02/01/41)	315	266,503
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,114	1,007,568
Series E, 6.30%, 03/15/33	213	215,922

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series F, 5.25%, 08/01/33	$415	$387,249
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	119	99,455
5.10%, 06/01/65 (Call 12/01/64)	210	180,812
5.30%, 05/15/33	120	116,891
5.45%, 02/01/41 (Call 08/01/40)	165	153,917
6.05%, 01/15/38	129	128,908
6.63%, 02/01/32	266	281,409
Series A, 2.30%, 12/01/31 (Call 09/01/31)	160	124,918
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	227	214,799
4.35%, 04/15/29 (Call 01/15/29)	297	254,081
Drax Finco PLC, 6.63%, 11/01/25 (Call 11/11/22)(b)	350	325,595
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	366	298,294
2.95%, 03/01/50 (Call 09/01/49)	352	224,611
3.38%, 03/01/25 (Call 12/01/24)	214	205,834
3.65%, 03/15/24 (Call 12/15/23)	260	255,044
3.70%, 03/15/45 (Call 09/15/44)	600	444,378
3.70%, 06/01/46 (Call 12/01/45)	281	205,001
3.75%, 08/15/47 (Call 02/15/47)	330	243,629
3.95%, 03/01/49 (Call 09/01/48)	382	293,132
4.30%, 07/01/44 (Call 01/01/44)	155	124,930
Series A, 1.90%, 04/01/28 (Call 02/01/28)	470	395,716
Series A, 3.00%, 03/01/32 (Call 12/01/31)	405	336,191
Series A, 4.00%, 04/01/43 (Call 10/01/42)	91	71,328
Series A, 4.05%, 05/15/48 (Call 11/15/47)	413	322,243
Series B, 3.25%, 04/01/51 (Call 10/01/50)	350	234,245
Series B, 3.65%, 03/01/52 (Call 09/01/51)	188	135,623
Series C, 2.63%, 03/01/31 (Call 12/01/30)	218	178,819
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	298	269,779
2.95%, 03/01/30 (Call 12/01/29)	255	212,308
4.22%, 01/11/24(f)	540	527,283
Series C, 2.53%, 10/01/24(f)	437	413,878
Series C, 3.40%, 06/15/29 (Call 03/15/29)	261	225,835
Series F, 1.05%, 06/01/25 (Call 05/01/25)	737	659,291
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	660	552,347
2.45%, 02/01/30 (Call 11/01/29)	450	372,474
2.55%, 04/15/31 (Call 01/15/31)	425	345,126
2.85%, 03/15/32 (Call 12/15/31)	625	511,262
2.95%, 12/01/26 (Call 09/01/26)	608	562,382
3.20%, 08/15/49 (Call 02/15/49)	250	164,695
3.45%, 04/15/51 (Call 10/15/50)	425	290,046
3.55%, 03/15/52 (Call 09/15/51)	438	305,895
3.70%, 12/01/47 (Call 06/01/47)	433	310,725
3.75%, 06/01/45 (Call 12/01/44)	566	411,329
3.88%, 03/15/46 (Call 09/15/45)	429	319,708
3.95%, 11/15/28 (Call 08/15/28)	490	456,523
3.95%, 03/15/48 (Call 09/15/47)	313	235,939
4.00%, 09/30/42 (Call 03/30/42)	450	349,344
4.25%, 12/15/41 (Call 06/15/41)	227	183,144
5.30%, 02/15/40	418	389,559
6.00%, 01/15/38	155	154,743
6.05%, 04/15/38	502	499,676
6.10%, 06/01/37	224	219,014
6.45%, 10/15/32	245	254,246
Series A, 6.00%, 12/01/28	245	252,188

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	$525	$463,071
2.45%, 06/01/30 (Call 03/01/30)	252	201,469
2.55%, 06/15/31 (Call 03/15/31)	445	348,577
2.65%, 09/01/26 (Call 06/01/26)	400	361,664
3.15%, 08/15/27 (Call 05/15/27)	462	416,752
3.25%, 01/15/82 (Call 01/15/27)(a)	490	345,073
3.30%, 06/15/41 (Call 12/15/40)	613	415,730
3.40%, 06/15/29 (Call 03/15/29)	85	74,333
3.50%, 06/15/51 (Call 12/15/50)	653	424,293
3.75%, 04/15/24 (Call 01/15/24)	1,040	1,020,438
3.75%, 09/01/46 (Call 03/01/46)	1,196	822,130
3.95%, 08/15/47 (Call 02/15/47)	416	294,075
4.20%, 06/15/49 (Call 12/15/48)	437	318,752
4.30%, 03/15/28 (Call 02/15/28)	730	686,302
4.50%, 08/15/32 (Call 05/15/32)	540	488,025
4.80%, 12/15/45 (Call 06/15/45)	571	461,402
5.00%, 08/15/52 (Call 02/15/52)	790	652,485
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	680	524,593
2.40%, 12/15/31 (Call 09/15/31)	780	612,573
2.50%, 12/01/29 (Call 09/01/29)	495	411,979
3.00%, 12/15/51 (Call 06/15/51)	490	308,411
3.20%, 01/15/27 (Call 10/15/26)	300	278,319
3.40%, 10/01/46 (Call 04/01/46)	125	84,456
3.80%, 07/15/28 (Call 04/15/28)	293	271,626
3.85%, 11/15/42 (Call 05/15/42)	230	172,882
4.20%, 07/15/48 (Call 01/15/48)	423	330,075
5.65%, 04/01/40	330	313,777
6.35%, 09/15/37	388	397,638
6.40%, 06/15/38	546	565,634
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	335	196,427
3.75%, 05/15/46 (Call 11/15/45)	313	222,152
6.12%, 10/15/35	11	10,883
6.35%, 08/15/38	320	323,120
6.45%, 04/01/39	95	96,269
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	155	130,262
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	306	195,623
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	658	519,412
3.65%, 02/01/29 (Call 11/01/28)	543	492,843
3.70%, 06/15/46 (Call 12/15/45)	175	121,874
4.30%, 02/01/49 (Call 08/01/48)	425	324,211
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	155	118,310
2.50%, 08/15/50 (Call 02/15/50)	615	345,679
2.90%, 08/15/51 (Call 02/15/51)	105	64,242
3.25%, 08/15/25 (Call 05/15/25)	230	219,457
3.40%, 04/01/32 (Call 01/01/32)	300	256,815
3.45%, 03/15/29 (Call 12/15/28)	410	367,786
3.60%, 09/15/47 (Call 03/15/47)	542	382,647
3.70%, 09/01/28 (Call 06/01/28)	45	41,450
3.70%, 10/15/46 (Call 04/15/46)	573	413,202
4.00%, 04/01/52 (Call 10/01/51)	180	136,422
4.10%, 05/15/42 (Call 11/15/41)	163	127,534
4.10%, 03/15/43 (Call 09/15/42)	215	167,857
4.15%, 12/01/44 (Call 06/01/44)	275	213,411
4.20%, 08/15/45 (Call 02/15/45)	294	230,684
4.38%, 03/30/44 (Call 09/30/43)	76	61,245

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.30%, 04/01/38	$30	$30,452
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	190	142,439
2.78%, 01/07/32 (Call 10/07/31)(b)	135	101,150
3.62%, 08/01/27 (Call 05/01/27)(b)	123	107,718
E.ON International Finance BV, 6.65%, 04/30/38(b)	480	447,878
Edison International
3.55%, 11/15/24 (Call 10/15/24)	840	805,610
4.13%, 03/15/28 (Call 12/15/27)	205	182,665
4.70%, 08/15/25	270	260,623
4.95%, 04/15/25 (Call 03/15/25)	681	665,337
5.75%, 06/15/27 (Call 04/15/27)	327	319,414
EDP Finance BV
1.71%, 01/24/28(b)	310	245,247
3.63%, 07/15/24(b)	734	703,267
6.30%, 10/11/27	390	387,364
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	333	279,347
6.00%, 05/15/35	500	472,335
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)(c)	1,710	1,615,232
4.50%, 09/21/28 (Call 06/21/28)(b)(c)	1,220	1,103,612
4.50%, 12/04/69(d)	800	536,080
4.75%, 10/13/35 (Call 04/13/35)(b)(c)	590	486,803
4.88%, 09/21/38 (Call 03/21/38)(b)	455	357,625
4.88%, 01/22/44(b)	595	433,380
4.95%, 10/13/45 (Call 04/13/45)(b)(c)	1,108	798,912
5.00%, 09/21/48 (Call 03/21/48)(b)	636	458,136
5.25%, 10/13/55 (Call 04/13/55)(b)	250	182,090
5.60%, 01/27/40(b)(c)	655	548,228
6.00%, 01/22/2114(b)	507	411,958
6.95%, 01/26/39(b)	1,024	976,916
Emera U.S. Finance LP
0.83%, 06/15/24	400	368,400
2.64%, 06/15/31 (Call 03/15/31)	525	402,943
3.55%, 06/15/26 (Call 03/15/26)	830	765,625
4.75%, 06/15/46 (Call 12/15/45)	797	592,633
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	200	175,854
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(d)	200	147,052
Empresas Publicas de Medellin ESP
4.25%, 07/18/29 (Call 04/18/29)(d)	600	429,492
4.38%, 02/15/31 (Call 11/15/30)(d)	400	272,156
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,512	1,397,799
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	837	763,997
Enel Finance America LLC, 7.10%, 10/14/27	500	499,840
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	1,373	1,138,780
1.88%, 07/12/28 (Call 05/12/28)(b)	565	426,507
2.25%, 07/12/31 (Call 04/12/31)(b)	545	371,532
2.65%, 09/10/24(b)	970	915,554
2.88%, 07/12/41 (Call 01/12/41)(b)	735	405,455
3.50%, 04/06/28(b)	1,095	912,255
3.63%, 05/25/27(b)	300	263,511
4.25%, 06/15/25(b)	500	472,125
4.63%, 06/15/27 (Call 05/15/27)(b)	700	634,277
4.75%, 05/25/47(b)	741	497,233
4.88%, 06/14/29(b)	800	694,352
5.00%, 06/15/32 (Call 03/15/32)(b)	550	458,012

Security	Par (000)	Value

Electric (continued)
5.50%, 06/15/52 (Call 12/15/51)(b)	$525	$379,885
6.00%, 10/07/39(b)	1,235	1,006,982
6.80%, 10/14/25	500	502,185
6.80%, 09/15/37(b)	895	822,577
7.50%, 10/14/32	200	200,866
7.75%, 10/14/52(c)	200	192,412
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	542	527,615
Enerflex Ltd., 9.00%, 10/15/27	380	369,634
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	485	248,902
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(d)	400	293,160
4.50%, 01/29/25(d)	200	188,298
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	387	220,044
3.35%, 06/15/52 (Call 12/15/51)	420	273,802
3.50%, 04/01/26 (Call 01/01/26)	319	301,867
3.70%, 06/01/24 (Call 03/01/24)(c)	100	98,121
4.00%, 06/01/28 (Call 03/01/28)	410	378,147
4.20%, 04/01/49 (Call 10/01/48)	360	279,943
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	585	512,302
1.90%, 06/15/28 (Call 04/15/28)	590	482,059
2.40%, 06/15/31 (Call 03/05/31)	620	470,468
2.80%, 06/15/30 (Call 03/15/30)	512	411,039
2.95%, 09/01/26 (Call 06/01/26)	695	632,971
3.75%, 06/15/50 (Call 12/15/49)(c)	200	135,378
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	440	325,208
2.35%, 06/15/32 (Call 03/15/32)	230	176,279
2.40%, 10/01/26 (Call 07/01/26)	335	296,931
2.90%, 03/15/51 (Call 09/15/50)	374	224,037
3.05%, 06/01/31 (Call 03/01/31)	513	424,584
3.12%, 09/01/27 (Call 06/01/27)	195	175,913
3.25%, 04/01/28 (Call 01/01/28)	498	442,383
4.00%, 03/15/33 (Call 12/15/32)	745	650,571
4.20%, 09/01/48 (Call 03/01/48)	611	473,073
4.20%, 04/01/50 (Call 10/01/49)	310	235,702
4.75%, 09/15/52 (Call 03/15/52)	600	499,338
4.95%, 01/15/45 (Call 01/15/25)	265	229,768
5.40%, 11/01/24	55	55,205
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	250	216,235
3.50%, 06/01/51 (Call 03/01/51)	70	47,114
3.85%, 06/01/49 (Call 12/01/48)	325	232,541
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	454	338,611
3.55%, 09/30/49 (Call 03/30/49)	440	295,024
4.00%, 03/30/29 (Call 12/30/28)	326	297,560
4.50%, 03/30/39 (Call 09/30/38)	310	254,529
5.00%, 09/15/52 (Call 03/15/52)	160	135,800
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(d)	1,040	933,140
7.13%, 02/11/25(d)	800	749,600
8.45%, 08/10/28(d)	200	175,566
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	726	684,001
2.90%, 09/15/29 (Call 06/15/29)	545	449,870

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	$10	$9,090
3.10%, 04/01/27 (Call 01/01/27)	220	201,425
3.25%, 09/01/49 (Call 03/01/49)	274	178,766
3.45%, 04/15/50 (Call 10/15/49)	180	121,522
4.10%, 04/01/43 (Call 10/01/42)	174	133,531
4.13%, 03/01/42 (Call 09/01/41)	68	52,877
4.25%, 12/01/45 (Call 06/01/45)	363	276,693
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	150	144,335
4.20%, 06/15/47 (Call 12/15/46)	291	222,726
4.20%, 03/15/48 (Call 09/15/47)	325	248,550
5.30%, 10/01/41 (Call 04/01/41)	275	246,793
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	662	501,074
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	30	24,032
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	425	336,230
2.90%, 03/01/27 (Call 02/01/27)	300	269,103
3.38%, 03/01/32 (Call 12/01/31)	305	254,718
3.45%, 01/15/50 (Call 07/15/49)	591	396,496
4.20%, 06/27/24	270	265,040
4.60%, 07/01/27 (Call 06/01/27)	220	211,257
Series H, 3.15%, 01/15/25 (Call 10/15/24)	405	385,507
Series L, 2.90%, 10/01/24 (Call 08/01/24)	595	568,332
Series M, 3.30%, 01/15/28 (Call 10/15/27)	202	181,105
Series N, 3.80%, 12/01/23 (Call 11/01/23)	478	470,180
Series O, 4.25%, 04/01/29 (Call 01/01/29)	370	341,303
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	630	554,639
Series R, 1.65%, 08/15/30 (Call 05/15/30)	745	558,906
Series U, 1.40%, 08/15/26 (Call 07/15/26)	400	344,644
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(b)	165	147,916
3.40%, 04/15/26 (Call 01/15/26)	854	797,730
3.95%, 06/15/25 (Call 03/15/25)	467	449,847
4.05%, 04/15/30 (Call 01/15/30)	1,010	909,555
4.10%, 03/15/52 (Call 09/15/51)(b)	345	254,268
4.45%, 04/15/46 (Call 10/15/45)	900	705,231
4.70%, 04/15/50 (Call 10/15/49)	620	499,881
4.95%, 06/15/35 (Call 12/15/34)	246	222,042
5.10%, 06/15/45 (Call 12/15/44)	229	198,096
5.63%, 06/15/35	75	72,839
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	480	432,600
FEL Energy VI Sarl, 5.75%, 12/01/40(d)	565	379,798
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)(c)	230	204,640
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(c)	175	160,563
2.65%, 03/01/30 (Call 12/01/29)	362	292,854
Series A, 1.60%, 01/15/26 (Call 12/15/25)	201	174,993
Series B, 2.25%, 09/01/30 (Call 06/01/30)	295	227,118
Series B, 4.15%, 07/15/27 (Call 04/15/27)	894	837,446
Series C, 3.40%, 03/01/50 (Call 09/01/49)	555	344,672
Series C, 5.35%, 07/15/47 (Call 01/15/47)	479	395,127
Series C, 7.38%, 11/15/31	624	694,462
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	310	261,869
4.35%, 01/15/25 (Call 10/15/24)(b)	401	387,478
4.55%, 04/01/49 (Call 10/01/48)(b)	563	428,426
5.45%, 07/15/44 (Call 01/15/44)(b)	465	402,258

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	$653	$526,200
2.85%, 04/01/25 (Call 03/01/25)	1,290	1,225,061
2.88%, 12/04/51 (Call 06/04/51)	508	322,880
3.13%, 12/01/25 (Call 06/01/25)	980	925,414
3.15%, 10/01/49 (Call 04/01/49)	439	295,754
3.25%, 06/01/24 (Call 12/01/23)	290	282,872
3.70%, 12/01/47 (Call 06/01/47)	642	475,838
3.80%, 12/15/42 (Call 06/15/42)	215	166,113
3.95%, 03/01/48 (Call 09/01/47)	832	645,907
3.99%, 03/01/49 (Call 09/01/48)	720	558,878
4.05%, 06/01/42 (Call 12/01/41)	275	220,985
4.05%, 10/01/44 (Call 04/01/44)	128	101,016
4.13%, 02/01/42 (Call 08/01/41)	254	206,314
4.13%, 06/01/48 (Call 12/01/47)	338	268,740
4.95%, 06/01/35	643	600,858
5.63%, 04/01/34	260	260,361
5.65%, 02/01/37	125	122,193
5.69%, 03/01/40	130	126,932
5.95%, 02/01/38	409	408,988
5.96%, 04/01/39	494	494,603
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	809	729,419
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	20	18,647
3.25%, 03/30/27 (Call 12/30/26)	153	138,347
4.30%, 03/15/42	1,046	844,572
4.30%, 03/15/43	330	260,717
4.70%, 05/15/32 (Call 02/15/32)	403	378,506
5.13%, 05/15/52 (Call 11/15/51)	403	361,084
Series 10-C, 4.75%, 09/01/40	495	423,076
Series A, 2.20%, 09/15/24 (Call 08/15/24)	440	414,616
Series A, 3.25%, 03/15/51 (Call 09/15/50)	293	189,934
Series B, 2.65%, 09/15/29 (Call 06/15/29)	460	381,878
Series B, 3.70%, 01/30/50 (Call 07/30/49)	593	420,793
Great River Energy, 6.25%, 07/01/38(b)	275	278,685
Guacolda Energia SA, 4.56%, 04/30/25 (Call 01/30/25)(d)	200	64,148
Guangzhou Development District Holding Group Co. Ltd., 2.85%, 01/19/27(d)	200	178,658
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	720	663,682
Hengjian International Investment Ltd., 1.88%, 06/23/25(d)	200	180,760
Hero Asia Investment Ltd., 1.50%, 11/18/23(d)	200	191,872
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(d)	600	457,740
2.25%, 06/09/30 (Call 12/09/29)(d)	400	317,016
2.88%, 05/03/26(d)	200	185,414
Iberdrola International BV, 6.75%, 07/15/36	427	423,751
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	465	354,688
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	305	196,414
3.85%, 05/15/28 (Call 02/15/28)(c)	231	213,181
4.25%, 08/15/48 (Call 02/15/48)	341	258,079
6.05%, 03/15/37	25	24,666
Series K, 4.55%, 03/15/46 (Call 09/15/45)	381	303,665
Series L, 3.75%, 07/01/47 (Call 01/01/47)	214	149,779
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(b)	585	451,310

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(d)	$600	$401,358
4.88%, 01/14/48(d)	210	143,556
Instituto Costarricense de Electricidad, 6.38%, 05/15/43(d)	200	136,698
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(d)	800	579,864
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	365	289,825
3.10%, 11/30/51 (Call 05/30/51)	445	273,266
3.25%, 12/01/24 (Call 09/01/24)	204	195,638
3.50%, 09/30/49 (Call 03/30/49)	422	286,968
3.60%, 04/01/29 (Call 01/01/29)	30	26,818
3.70%, 09/15/46 (Call 03/15/46)	140	95,928
4.10%, 09/26/28 (Call 06/26/28)	315	295,209
6.25%, 07/15/39	240	236,736
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(d)	800	676,432
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	250	238,488
4.25%, 05/01/30 (Call 02/01/30)	292	251,932
Israel Electric Corp. Ltd.
3.75%, 02/22/32(b)(d)	200	166,750
4.25%, 08/14/28(b)(d)	800	729,896
Series 6, 5.00%, 11/12/24(b)(d)	850	833,365
ITC Holdings Corp.
2.95%, 05/14/30(b)	45	36,760
3.25%, 06/30/26 (Call 03/30/26)	358	328,558
3.35%, 11/15/27 (Call 08/15/27)	458	412,914
3.65%, 06/15/24 (Call 03/15/24)	240	232,754
4.95%, 09/22/27 (Call 08/22/27)(b)	420	407,463
5.30%, 07/01/43 (Call 01/01/43)	380	321,385
JERA Co. Inc., 3.67%, 04/14/27 (Call 03/14/27)(d)	200	180,484
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(b)	570	444,486
4.30%, 01/15/26 (Call 10/15/25)(b)	180	171,808
4.70%, 04/01/24 (Call 01/01/24)(b)	135	132,530
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	24	22,332
JSW Hydro Energy Ltd., 4.13%, 05/18/31(d)	368	283,886
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(d)	423	371,995
4.88%, 05/24/26 (Call 02/24/26)(d)	200	186,058
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	472	310,977
4.38%, 10/01/45 (Call 04/01/45)	484	384,538
5.13%, 11/01/40 (Call 05/01/40)	718	639,795
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(d)	600	548,004
Korea Electric Power Corp.
1.13%, 06/15/25(d)	400	357,784
2.50%, 06/24/24(d)	375	359,235
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	400	343,448
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	400	347,420
Lamar Funding Ltd., 3.96%, 05/07/25(d)	775	715,573
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	225	182,426
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	358	264,115
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(d)	400	324,428
LLPL Capital Pte Ltd., 6.88%, 02/04/39(d)	512	394,056

Security	Par (000)	Value

Electric (continued)
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	$130	$100,117
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	88	83,462
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(b)	155	112,071
4.00%, 08/15/46 (Call 02/15/46)(b)	202	141,614
5.90%, 11/15/39(b)	220	204,549
Mazoon Assets Co. SAOC, 5.20%, 11/08/27(d)	400	391,952
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	275	251,735
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(c)(d)	283	258,174
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	220	131,824
3.10%, 05/01/27 (Call 02/01/27)	275	253,402
3.15%, 04/15/50 (Call 10/15/49)	273	178,304
3.50%, 10/15/24 (Call 07/15/24)	195	189,300
3.65%, 04/15/29 (Call 01/15/29)	761	695,189
3.65%, 08/01/48 (Call 02/01/48)	685	498,105
3.95%, 08/01/47 (Call 02/01/47)	433	329,903
4.25%, 05/01/46 (Call 11/01/45)	350	279,164
4.25%, 07/15/49 (Call 01/15/49)	492	393,369
4.40%, 10/15/44 (Call 04/15/44)	500	410,420
4.80%, 09/15/43 (Call 03/15/43)	295	253,856
5.75%, 11/01/35	53	52,515
5.80%, 10/15/36	93	93,165
6.75%, 12/30/31	202	218,162
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	427	392,302
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(c)	102	103,224
Minejesa Capital BV
4.63%, 08/10/30(d)	1,000	771,660
5.63%, 08/10/37(d)	400	259,728
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	325	295,419
Series 12-A, 4.25%, 03/15/42	46	35,222
Series B, 3.10%, 07/30/51 (Call 01/30/51)	168	101,188
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(d)	500	350,095
Monongahela Power Co.
4.10%, 04/15/24 (Call 01/15/24)(b)	13	12,723
5.40%, 12/15/43 (Call 06/15/43)(b)	210	187,415
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	610	532,926
3.92%, 08/01/28 (Call 05/01/28)(b)	150	137,382
5.64%, 03/15/40(b)	355	333,704
National Central Cooling Co. PJSC, 2.50%, 10/21/27(d) .	500	419,035
National Grid USA, 5.80%, 04/01/35	83	75,592
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	525	454,351
1.35%, 03/15/31 (Call 12/15/30)	165	118,876
1.65%, 06/15/31 (Call 03/15/31)	235	173,197
1.88%, 02/07/25	253	235,907
2.75%, 04/15/32 (Call 01/15/32)	300	241,002
2.85%, 01/27/25 (Call 10/27/24)	149	141,793
2.95%, 02/07/24 (Call 12/07/23)	213	207,562
3.05%, 04/25/27 (Call 01/25/27)	330	299,990
3.25%, 11/01/25 (Call 08/01/25)	457	433,245
3.40%, 11/15/23 (Call 08/15/23)	1,020	1,002,058
3.40%, 02/07/28 (Call 11/07/27)	534	487,793

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.45%, 06/15/25	$165	$158,139
3.70%, 03/15/29 (Call 12/15/28)	165	147,837
3.90%, 11/01/28 (Call 08/01/28)	200	184,200
4.02%, 11/01/32 (Call 05/01/32)	619	546,986
4.15%, 12/15/32 (Call 09/15/32)	210	188,318
4.30%, 03/15/49 (Call 09/15/48)	396	310,690
4.40%, 11/01/48 (Call 05/01/48)	285	225,378
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)(c)	256	228,777
5.45%, 10/30/25	500	502,560
5.80%, 01/15/33	400	405,636
Series C, 8.00%, 03/01/32	125	144,519
Series D, 1.00%, 10/18/24	173	159,217
Nevada Power Co.
5.90%, 05/01/53	160	158,146
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	695	626,542
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	660	535,240
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	285	177,552
Series N, 6.65%, 04/01/36	88	91,752
Series R, 6.75%, 07/01/37	379	396,006
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	162	89,071
3.80%, 12/05/47 (Call 06/05/47)(b)(c)	1,368	940,049
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)	335	254,570
3.25%, 12/01/26 (Call 09/01/26)(b)	70	64,944
3.30%, 09/15/49 (Call 03/15/49)(b)	753	484,435
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	638	552,106
1.90%, 06/15/28 (Call 04/15/28)	562	464,600
2.25%, 06/01/30 (Call 03/01/30)	2,222	1,764,224
2.44%, 01/15/32 (Call 10/15/31)	263	203,670
2.75%, 11/01/29 (Call 08/01/29)	922	772,369
3.00%, 01/15/52 (Call 07/15/51)	280	171,870
3.50%, 04/01/29 (Call 01/01/29)	595	526,605
3.55%, 05/01/27 (Call 02/01/27)	668	616,324
4.20%, 06/20/24	450	442,750
4.26%, 09/01/24	200	195,982
4.45%, 06/20/25	450	441,040
4.63%, 07/15/27 (Call 06/15/27)	900	866,052
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	475	373,583
5.00%, 07/15/32 (Call 04/15/32)	605	575,355
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)	26	22,092
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	361	334,600
4.25%, 07/15/24 (Call 04/15/24)(b)	349	338,547
4.50%, 09/15/27 (Call 06/15/27)(b)	400	372,616
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	288	218,900
2.76%, 01/10/32 (Call 10/10/31)(b)	200	154,684
3.03%, 06/27/50 (Call 12/27/49)(b)	257	147,037
3.51%, 10/01/24 (Call 07/01/24)(b)	50	47,769
4.12%, 11/28/42(b)	106	78,231
4.28%, 12/15/28 (Call 09/15/28)(b)	215	194,622
4.28%, 10/01/34 (Call 04/01/34)(b)	639	537,623
5.78%, 09/16/52 (Call 03/16/52)(b)	300	271,938
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	225	181,321

Security	Par (000)	Value

Electric (continued)
2.60%, 06/01/51 (Call 12/01/50)	$780	$464,139
2.90%, 03/01/50 (Call 09/01/49)	299	190,490
3.20%, 04/01/52 (Call 10/01/51)	333	221,681
3.40%, 08/15/42 (Call 02/15/42)	410	300,825
3.60%, 05/15/46 (Call 11/15/45)	285	209,370
3.60%, 09/15/47 (Call 03/15/47)	161	115,582
4.00%, 08/15/45 (Call 02/15/45)	360	276,566
4.13%, 05/15/44 (Call 11/15/43)	320	257,133
4.50%, 06/01/52 (Call 12/01/51)	255	214,866
5.35%, 11/01/39	399	384,492
6.20%, 07/01/37	223	231,597
6.25%, 06/01/36	120	124,982
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	450	339,615
NPC Ukrenergo, 6.88%, 11/09/28(d)	600	98,175
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	560	493,657
2.45%, 12/02/27 (Call 10/02/27)(b)	665	548,273
3.38%, 02/15/29 (Call 02/15/24)(b)	345	288,637
3.63%, 02/15/31 (Call 02/15/26)(b)	660	525,274
3.75%, 06/15/24 (Call 05/15/24)(b)	493	472,013
3.88%, 02/15/32 (Call 02/15/27)(b)	701	553,454
4.45%, 06/15/29 (Call 03/15/29)(b)	449	397,787
5.25%, 06/15/29 (Call 06/15/24)(b)	440	399,832
5.75%, 01/15/28 (Call 01/15/23)	486	462,638
6.63%, 01/15/27 (Call 11/16/22)	284	284,139
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	245	156,815
3.20%, 05/15/27 (Call 02/15/27)	449	413,017
3.25%, 05/15/29 (Call 02/15/29)	275	244,569
3.95%, 04/01/30 (Call 01/01/30)	68	62,444
4.40%, 03/01/44 (Call 09/01/43)	80	65,712
4.55%, 06/01/52 (Call 12/01/51)	430	360,959
4.95%, 09/15/52 (Call 03/15/52)	125	112,008
5.50%, 03/15/40	85	80,828
NTPC Ltd.
3.75%, 04/03/24(d)	400	388,548
4.38%, 11/26/24 (d)	400	387,748
4.50%, 03/19/28(d)	400	367,096
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	255	171,365
4.50%, 04/01/47 (Call 10/01/46)(b)	575	430,594
5.05%, 10/01/48 (Call 04/01/48)	476	381,828
5.25%, 09/01/50	73	58,887
5.38%, 11/01/40	115	97,967
5.95%, 11/01/39	605	562,015
6.19%, 01/01/31(b)	545	544,706
Ohio Edison Co.
5.50%, 01/15/33 (Call 10/15/32)(b)	500	483,810
6.88%, 07/15/36	377	390,229
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	372	272,170
4.15%, 04/01/48 (Call 10/01/47)	15	11,157
Series P, 2.60%, 04/01/30 (Call 01/01/30)	547	447,501
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	224	166,477
Series R, 2.90%, 10/01/51 (Call 04/01/51)	315	188,521
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	25	21,386
3.80%, 08/15/28 (Call 02/15/28)(c)	195	178,739
3.85%, 08/15/47 (Call 02/15/47)	269	194,527
4.15%, 04/01/47 (Call 10/01/46)	658	500,527

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
OmGrid Funding Ltd., 5.20%, 05/16/27(d)	$200	$179,950
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	420	368,096
2.70%, 11/15/51 (Call 05/15/51)	483	289,964
2.75%, 06/01/24 (Call 05/01/24)	605	583,196
2.75%, 05/15/30 (Call 02/15/30)	850	716,405
2.95%, 04/01/25 (Call 01/01/25)	168	160,143
3.10%, 09/15/49 (Call 03/15/49)	592	389,181
3.70%, 11/15/28 (Call 08/15/28)	210	193,227
3.70%, 05/15/50 (Call 11/15/49)	325	238,267
3.75%, 04/01/45 (Call 10/01/44)	435	324,523
3.80%, 09/30/47 (Call 03/30/47)	313	237,770
3.80%, 06/01/49 (Call 12/01/48)	343	254,074
4.10%, 11/15/48 (Call 05/15/48)	73	57,174
4.15%, 06/01/32 (Call 03/01/32)(b)	175	160,827
4.55%, 09/15/32 (Call 06/15/32)(b)	370	349,373
4.55%, 12/01/41 (Call 06/01/41)	95	81,151
4.60%, 06/01/52 (Call 12/01/51)(b)	413	350,967
4.95%, 09/15/52 (Call 03/15/52)(b)	1,200	1,078,644
5.25%, 09/30/40	150	139,992
5.30%, 06/01/42 (Call 12/01/41)	293	274,145
5.35%, 10/01/52 (Call 04/01/52)	255	236,258
5.75%, 03/15/29 (Call 12/15/28)	15	15,243
7.00%, 05/01/32	118	129,282
7.25%, 01/15/33	390	435,965
7.50%, 09/01/38	165	190,710
Oryx Funding Ltd., 5.80%, 02/03/31(d)	400	350,788
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	710	583,329
2.50%, 02/01/31 (Call 11/01/30)	1,590	1,187,014
3.00%, 06/15/28 (Call 04/15/28)	800	660,568
3.15%, 01/01/26	1,045	941,535
3.25%, 06/01/31 (Call 03/01/31)	793	617,232
3.30%, 03/15/27 (Call 12/15/26)	150	129,804
3.30%, 12/01/27 (Call 09/01/27)	689	585,023
3.30%, 08/01/40 (Call 02/01/40)	1,021	664,569
3.45%, 07/01/25	534	496,390
3.50%, 06/15/25 (Call 03/15/25)	350	325,290
3.50%, 08/01/50 (Call 02/01/50)	1,080	660,820
3.75%, 02/15/24 (Call 11/15/23)	154	149,382
3.75%, 07/01/28	320	273,222
3.75%, 08/15/42 (Call 02/15/42)	320	199,334
3.85%, 11/15/23 (Call 08/15/23)	274	267,638
3.95%, 12/01/47 (Call 06/01/47)	867	563,351
4.00%, 12/01/46 (Call 06/01/46)	230	146,321
4.20%, 03/01/29 (Call 01/01/29)	660	573,738
4.20%, 06/01/41 (Call 12/01/40)	782	551,990
4.25%, 03/15/46 (Call 09/15/45)	593	392,548
4.30%, 03/15/45 (Call 09/15/44)	262	176,465
4.40%, 03/01/32 (Call 12/01/31)	575	480,924
4.45%, 04/15/42 (Call 10/15/41)	283	199,557
4.50%, 07/01/40 (Call 01/01/40)	1,346	1,002,622
4.55%, 07/01/30 (Call 01/01/30)	1,050	920,818
4.60%, 06/15/43 (Call 12/15/42)	325	232,508
4.65%, 08/01/28 (Call 05/01/28)	180	156,638
4.75%, 02/15/44 (Call 08/15/43)	426	308,279
4.95%, 06/08/25	600	581,568
4.95%, 07/01/50 (Call 01/01/50)	1,957	1,460,294
5.25%, 03/01/52 (Call 09/01/51)	705	548,004
5.45%, 06/15/27 (Call 05/15/27)	910	859,395

Security	Par (000)	Value

Electric (continued)
5.90%, 06/15/32 (Call 03/15/32)	$900	$838,575
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	54	44,445
2.90%, 06/15/52 (Call 12/15/51)	230	140,314
3.30%, 03/15/51 (Call 09/15/50)	573	379,137
3.50%, 06/15/29 (Call 03/15/29)	620	550,994
4.10%, 02/01/42 (Call 08/01/41)	205	158,504
4.13%, 01/15/49 (Call 07/15/48)	433	330,470
4.15%, 02/15/50 (Call 08/15/49)	386	295,533
5.25%, 06/15/35	85	79,793
5.75%, 04/01/37	185	176,634
6.00%, 01/15/39	480	470,270
6.10%, 08/01/36	65	63,990
6.25%, 10/15/37	452	453,058
6.35%, 07/15/38	44	44,659
7.70%, 11/15/31(c)	175	199,049
Pampa Energia SA, 7.50%, 01/24/27 (Call 11/30/22)(d)	450	375,070
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	395	354,955
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	240	146,066
2.85%, 09/15/51 (Call 03/15/51)	170	104,514
3.00%, 09/15/49 (Call 03/15/49)	264	168,548
3.05%, 03/15/51 (Call 09/15/50)	160	102,622
3.15%, 10/15/25 (Call 07/15/25)	200	189,528
3.70%, 09/15/47 (Call 03/15/47)	175	128,945
3.90%, 03/01/48 (Call 09/01/47)	365	276,488
4.15%, 10/01/44 (Call 04/01/44)	10	7,956
4.38%, 08/15/52 (Call 02/15/52)	180	147,215
4.60%, 05/15/52 (Call 11/15/51)	180	152,298
5.95%, 10/01/36	163	163,598
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	173	151,854
3.60%, 06/01/29 (Call 03/01/29)(b)	403	354,660
Perusahaan Listrik Negara PT
3.88%, 07/17/29(d)	400	335,328
4.13%, 05/15/27(c)(d)	1,011	927,289
4.88%, 07/17/49(d)	400	267,396
5.25%, 05/15/47(d)	400	286,440
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(d)	800	608,440
3.38%, 02/05/30(c)(d)	600	474,930
4.00%, 06/30/50 (Call 12/30/49)(c)(d)	600	351,036
4.38%, 02/05/50(c)(d)	200	124,166
5.25%, 10/24/42(d)	200	145,402
5.38%, 01/25/29(d)	400	369,016
5.45%, 05/21/28(d)	200	189,104
6.15%, 05/21/48(d)	800	630,104
6.25%, 01/25/49(d)	400	319,352
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(c)	600	544,020
5.25%, 07/01/30	635	562,419
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	435	371,146
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	95	84,688
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	275	269,552
4.15%, 03/15/43 (Call 09/15/42)	368	290,028
6.50%, 11/15/37	230	239,931

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	$443	$405,004
4.13%, 04/15/30 (Call 01/15/30)	55	48,948
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	260	164,840
3.95%, 06/01/47 (Call 12/01/46)	455	346,223
4.13%, 06/15/44 (Call 12/15/43)	368	286,043
4.15%, 10/01/45 (Call 04/01/45)	160	123,186
4.15%, 06/15/48 (Call 12/15/47)	215	168,035
4.75%, 07/15/43 (Call 01/15/43)	110	94,326
6.25%, 05/15/39	85	86,333
Progress Energy Inc.
6.00%, 12/01/39	335	316,320
7.00%, 10/30/31	185	194,629
7.75%, 03/01/31	256	281,615
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	10	7,708
3.60%, 09/15/42 (Call 03/15/42)	215	158,728
3.70%, 06/15/28 (Call 12/15/27)	275	254,636
3.80%, 06/15/47 (Call 12/15/46)	389	288,673
4.05%, 09/15/49 (Call 03/15/49)	328	252,111
4.10%, 06/01/32 (Call 03/01/32)	180	164,297
4.10%, 06/15/48 (Call 12/15/47)	95	73,980
4.30%, 03/15/44 (Call 09/15/43)	531	423,855
4.50%, 06/01/52 (Call 12/01/51)	180	149,645
6.50%, 08/01/38	70	73,346
Series 17, 6.25%, 09/01/37	188	197,015
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	203	135,482
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	515	402,560
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	450	270,162
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	100	98,713
3.60%, 07/01/49 (Call 01/01/49)	359	256,900
Series V, 2.20%, 06/15/31 (Call 03/15/31)	165	130,574
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	300	232,077
Series K, 3.15%, 08/15/51 (Call 02/15/51)	115	70,661
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	475	365,322
2.05%, 08/01/50 (Call 02/01/50)	163	83,503
2.25%, 09/15/26 (Call 06/15/26)	465	416,998
2.45%, 01/15/30 (Call 10/15/29)	565	470,809
2.70%, 05/01/50 (Call 11/01/49)	362	216,472
3.00%, 05/15/25 (Call 02/15/25)	19	18,046
3.00%, 05/15/27 (Call 02/15/27)	125	114,280
3.15%, 01/01/50 (Call 07/01/49)	456	298,634
3.20%, 05/15/29 (Call 02/15/29)	224	198,740
3.20%, 08/01/49 (Call 02/01/49)	450	298,584
3.60%, 12/01/47 (Call 06/01/47)	310	220,928
3.65%, 09/01/28 (Call 06/01/28)	555	508,447
3.65%, 09/01/42 (Call 03/01/42)	58	43,589
3.70%, 05/01/28 (Call 02/01/28)	180	166,964
3.80%, 01/01/43 (Call 07/01/42)	180	138,240
3.80%, 03/01/46 (Call 09/01/45)	723	539,372
3.85%, 05/01/49 (Call 11/01/48)	468	348,122
3.95%, 05/01/42 (Call 11/01/41)	150	117,581
4.05%, 05/01/48 (Call 11/01/47)	90	69,612
5.50%, 03/01/40	205	195,709
5.80%, 05/01/37	195	195,254

Security	Par (000)	Value

Electric (continued)
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	$385	$337,884
0.84%, 11/08/23 (Call 12/01/22)	1,350	1,286,523
1.60%, 08/15/30 (Call 05/15/30)	230	171,046
2.88%, 06/15/24 (Call 05/15/24)	348	334,414
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	455	375,548
3.65%, 05/15/25 (Call 02/15/25)	580	546,476
4.10%, 06/15/30 (Call 03/15/30)	164	143,224
4.22%, 03/15/32 (Call 12/15/31)	275	235,741
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	387	250,443
4.22%, 06/15/48 (Call 12/15/47)	290	225,698
4.30%, 05/20/45 (Call 11/20/44)	436	338,371
5.64%, 04/15/41 (Call 10/15/40)	230	215,938
5.76%, 10/01/39	414	392,869
5.80%, 03/15/40	250	237,823
6.27%, 03/15/37(c)	240	240,965
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(d)	400	296,564
RH International Singapore Corp. Pte Ltd., 4.50%, 03/27/28(d)	200	186,548
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	325	293,599
Ruwais Power Co. PJSC, 6.00%, 08/31/36(d)	600	616,914
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	436	397,745
4.15%, 05/15/48 (Call 11/15/47)	250	193,698
4.50%, 08/15/40	207	173,060
6.00%, 06/01/39	225	221,704
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	571	407,003
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	527	399,466
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	160	106,742
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	705	538,844
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	325	204,636
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	555	455,960
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(d)	400	353,396
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(d)	600	586,056
5.50%, 04/08/44(d)	600	556,626
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(d)	400	392,720
4.72%, 09/27/28(d)	800	780,736
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(d)	400	360,164
2.41%, 09/17/30(d)	1,000	804,330
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	1,233	1,115,347
3.30%, 04/01/25 (Call 03/01/25)	195	184,963
3.40%, 02/01/28 (Call 11/01/27)	687	613,807
3.70%, 04/01/29 (Call 02/01/29)	275	242,616
3.80%, 02/01/38 (Call 08/01/37)	228	173,316
4.00%, 02/01/48 (Call 08/01/47)	508	360,878
4.13%, 04/01/52 (Call 01/01/27)(a)	685	522,477
6.00%, 10/15/39	746	711,169
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	378	347,000
Sinosing Services Pte Ltd., 2.63%, 02/20/30(d)	400	332,172
SMC Global Power Holdings Corp. 5.45%, (Call 12/09/26)(a)(d)(e)	400	252,460

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.70%, (Call 01/21/26)(a)(d)(e)	$600	$390,000
5.95%, (Call 05/05/25)(a)(d)(e)	200	132,198
6.50%, (Call 04/25/24)(a)(d)(e)	400	273,360
7.00%, (Call 10/21/25)(a)(d)(e)	400	268,000
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	912	718,683
2.75%, 02/01/32 (Call 11/01/31)	225	177,332
2.85%, 08/01/29 (Call 05/01/29)	175	146,507
3.45%, 02/01/52 (Call 08/01/51)	100	65,402
3.65%, 02/01/50 (Call 08/01/49)	790	530,524
4.00%, 04/01/47 (Call 10/01/46)	895	641,196
4.05%, 03/15/42 (Call 09/15/41)	463	343,143
4.50%, 09/01/40 (Call 03/01/40)	375	298,350
4.65%, 10/01/43 (Call 04/01/43)	580	464,354
5.50%, 03/15/40	440	393,329
5.63%, 02/01/36	458	423,311
6.00%, 01/15/34	518	506,718
6.05%, 03/15/39	713	686,213
6.65%, 04/01/29	419	420,039
Series 04-G, 5.75%, 04/01/35	60	56,236
Series 05-E, 5.35%, 07/15/35	555	506,704
Series 06-E, 5.55%, 01/15/37	130	117,296
Series 08-A, 5.95%, 02/01/38	245	232,699
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	265	188,555
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	245	214,191
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	155	91,204
Series A, 4.20%, 03/01/29 (Call 12/01/28)	462	425,336
Series B, 3.65%, 03/01/28 (Call 12/01/27)	278	253,569
Series B, 4.88%, 03/01/49 (Call 09/01/48)	431	346,856
Series C, 3.60%, 02/01/45 (Call 08/01/44)	286	190,093
Series C, 4.13%, 03/01/48 (Call 09/01/47)	568	414,384
Series C, 4.20%, 06/01/25	410	400,082
Series D, 4.70%, 06/01/27 (Call 05/01/27)	435	421,741
Series E, 3.70%, 08/01/25 (Call 06/01/25)	705	676,849
Series E, 5.45%, 06/01/52 (Call 12/01/51)	260	228,545
Series G, 2.50%, 06/01/31 (Call 03/01/31)	360	282,830
Series H, 3.65%, 06/01/51 (Call 12/01/50)	160	108,496
Series K, 0.98%, 08/01/24	40	37,093
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	1,248	1,154,587
4.25%, 07/01/36 (Call 01/01/36)	615	513,709
4.40%, 07/01/46 (Call 01/01/46)	1,174	910,930
5.15%, 10/06/25	300	298,785
5.70%, 10/15/32	235	232,500
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	180	169,546
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	74	58,401
Series A, 3.70%, 04/30/30 (Call 01/30/30)	1,005	878,440
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)	563	490,075
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	35	30,316
4.15%, 12/01/25 (Call 09/01/25)	150	145,661
5.15%, 09/15/41	510	431,944
5.25%, 07/15/43	75	62,976
Series F, 4.95%, 12/15/46 (Call 06/15/46)	626	503,824
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	510	317,832
6.20%, 03/15/40	285	272,072
Series J, 3.90%, 04/01/45 (Call 10/01/44)	422	295,881
Series K, 2.75%, 10/01/26 (Call 07/01/26)	594	533,115
Series L, 3.85%, 02/01/48 (Call 08/01/47)	373	255,054

Security	Par (000)	Value

Electric (continued)
Series M, 4.10%, 09/15/28 (Call 06/15/28)	$715	$655,119
Series N, 1.65%, 03/15/26 (Call 02/15/26)	270	237,473
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	120	81,671
3.70%, 08/15/47 (Call 02/15/47)	330	233,848
3.75%, 06/15/49 (Call 12/15/48)	275	195,679
4.50%, 08/15/41 (Call 02/15/41)	10	8,226
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	71	55,996
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	240	155,558
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	500	458,895
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	400	366,608
3.25%, 11/24/25(b)	200	189,792
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	1,000	905,760
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(d)	600	446,430
State Grid Europe Development 2014 PLC, 3.13%, 04/07/25 (Call 03/07/25)(d)	400	382,536
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	200	173,940
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(d)	800	790,192
4.85%, 05/07/44(d)	200	184,620
State Grid Overseas Investment 2016 Ltd.
1.00%, 08/05/25 (Call 07/05/25)(d)	600	537,762
3.50%, 05/04/27(d)	1,700	1,599,564
4.25%, 05/02/28(d)	800	768,104
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26 (Call 08/08/26)(d)	400	347,108
1.63%, 08/05/30 (Call 05/05/30)(d)	2,500	1,949,650
2.88%, 05/18/26(d)	400	374,164
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	400	399,380
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	153	121,653
3.45%, 03/15/51 (Call 09/15/50)	435	295,957
3.63%, 06/15/50 (Call 12/15/49)	170	117,099
4.10%, 06/15/42 (Call 12/15/41)	304	233,274
4.30%, 06/15/48 (Call 12/15/47)	200	156,196
4.35%, 05/15/44 (Call 11/15/43)	120	94,154
4.45%, 06/15/49 (Call 12/15/48)	315	251,839
5.00%, 07/15/52 (Call 01/15/52)	290	254,347
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(d)	340	289,571
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 12/01/22)(b)	270	248,492
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(d)	1,000	901,670
2.30%, 10/16/24 (Call 09/16/24)(d)	400	379,904
3.15%, 06/02/26(d)	1,000	943,420
3.20%, 10/16/49 (Call 04/16/49)(d)	200	132,200
3.70%, 06/10/25(d)	200	193,590
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(d)	600	569,274
Toledo Edison Co. (The), 6.15%, 05/15/37	337	337,155
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	55	52,650
TransAlta Corp., 6.50%, 03/15/40	271	233,567
Transelec SA
3.88%, 01/12/29(b)	100	88,183
4.25%, 01/14/25 (Call 10/14/24)(d)	200	191,408

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(b)	$75	$64,559
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	550	409,354
3.25%, 05/15/32 (Call 02/15/32)	275	226,353
3.25%, 05/01/51 (Call 11/01/50)	145	90,824
4.00%, 06/15/50 (Call 12/15/49)	370	268,894
4.85%, 12/01/48 (Call 06/01/48)	378	315,086
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	620	474,145
2.63%, 03/15/51 (Call 09/15/50)	130	75,581
2.95%, 06/15/27 (Call 03/15/27)	70	63,469
2.95%, 03/15/30 (Call 12/15/29)	131	112,230
3.25%, 10/01/49 (Call 04/01/49)	152	99,168
3.50%, 04/15/24 (Call 01/15/24)	25	24,358
3.50%, 03/15/29 (Call 12/15/28)	508	456,976
3.65%, 04/15/45 (Call 10/15/44)	310	221,709
3.90%, 09/15/42 (Call 03/15/42)	477	362,153
4.00%, 04/01/48 (Call 10/01/47)	322	240,045
5.30%, 08/01/37	115	106,257
8.45%, 03/15/39	10	11,919
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	725	569,248
2.40%, 03/30/32 (Call 12/30/31)	250	196,625
2.45%, 12/15/50 (Call 06/15/50)	852	480,008
2.95%, 11/15/51 (Call 05/15/51)	505	312,969
3.30%, 12/01/49 (Call 06/01/49)	274	183,605
4.00%, 01/15/43 (Call 07/15/42)	345	262,445
4.45%, 02/15/44 (Call 08/15/43)	670	539,491
4.60%, 12/01/48 (Call 06/01/48)	265	217,944
6.35%, 11/30/37	213	214,578
8.88%, 11/15/38	682	851,313
Series A, 2.88%, 07/15/29 (Call 04/15/29)	80	68,712
Series A, 3.10%, 05/15/25 (Call 02/15/25)	555	527,988
Series A, 3.15%, 01/15/26 (Call 10/15/25)	470	439,473
Series A, 3.50%, 03/15/27 (Call 12/15/26)	244	227,452
Series A, 3.80%, 04/01/28 (Call 01/01/28)	465	432,971
Series A, 6.00%, 05/15/37	91	89,795
Series B, 2.95%, 11/15/26 (Call 08/15/26)	279	253,686
Series B, 3.75%, 05/15/27 (Call 04/15/27)	80	75,082
Series B, 3.80%, 09/15/47 (Call 03/15/47)	371	270,225
Series B, 4.20%, 05/15/45 (Call 11/15/44)	150	115,802
Series B, 6.00%, 01/15/36	275	273,683
Series C, 4.00%, 11/15/46 (Call 05/15/46)	215	161,702
Series C, 4.63%, 05/15/52 (Call 11/15/51)	355	294,966
Series D, 4.65%, 08/15/43 (Call 02/15/43)	195	161,961
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	862	821,262
3.70%, 01/30/27 (Call 11/30/26)(b)	887	795,116
4.30%, 07/15/29 (Call 04/15/29)(b)	582	507,702
4.38%, 05/01/29 (Call 05/01/24)(b)	769	659,064
5.00%, 07/31/27 (Call 11/14/22)(b)	800	738,016
5.50%, 09/01/26 (Call 11/14/22)(b)	1,175	1,127,107
5.63%, 02/15/27 (Call 11/14/22)(b)	846	806,272
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)	170	159,827
1.38%, 10/15/27 (Call 08/15/27)	300	246,255
1.80%, 10/15/30 (Call 07/15/30)	305	230,778
5.00%, 09/27/25 (Call 08/27/25)	365	362,872
5.15%, 10/01/27 (Call 09/01/27)	960	944,429

Security	Par (000)	Value

Electric (continued)
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	$310	$258,397
2.05%, 12/15/24 (Call 11/15/24)(c)	130	122,369
4.30%, 10/15/48 (Call 04/15/48)	377	293,314
4.75%, 09/30/32 (Call 06/30/32)	160	152,429
5.63%, 05/15/33	125	125,541
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	265	202,553
3.00%, 07/01/29 (Call 04/01/29)	52	44,801
3.05%, 10/15/27 (Call 07/15/27)	120	108,838
3.65%, 04/01/50 (Call 10/01/49)	265	184,239
3.95%, 09/01/32 (Call 06/01/32)	600	531,966
6.38%, 08/15/37	150	154,793
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	190	115,372
3.30%, 09/01/49 (Call 03/01/49)	460	304,479
3.67%, 12/01/42	115	83,419
4.75%, 11/01/44 (Call 05/01/44)	105	88,118
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	395	338,914
2.35%, 11/15/31 (Call 05/15/31)	315	242,166
2.60%, 12/01/29 (Call 06/01/29)	410	337,672
3.30%, 06/01/25 (Call 12/01/24)	339	321,684
3.35%, 12/01/26 (Call 06/01/26)	531	489,630
3.40%, 06/01/30 (Call 12/01/29)	633	545,481
3.50%, 12/01/49 (Call 06/01/49)	358	241,643
4.00%, 06/15/28 (Call 12/15/27)	250	232,995
4.60%, 06/01/32 (Call 12/01/31)	450	414,985
6.50%, 07/01/36	50	51,546
Zhejiang Energy International Ltd., 1.74%, 07/20/26(d)	400	351,572

		402,381,210

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	225	165,739
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,023	872,097
1.80%, 10/15/27 (Call 08/15/27)	904	775,605
1.95%, 10/15/30 (Call 07/15/30)	745	585,734
2.00%, 12/21/28 (Call 10/21/28)	500	416,800
2.20%, 12/21/31 (Call 09/21/31)	600	471,714
2.75%, 10/15/50 (Call 04/15/50)	259	159,026
2.80%, 12/21/51 (Call 06/21/51)	520	319,987
3.15%, 06/01/25 (Call 03/01/25)	135	129,029
5.25%, 11/15/39	55	51,713
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	595	481,516
4.75%, 06/15/28 (Call 06/15/23)(b)	390	324,246
6.50%, 12/31/27 (Call 08/31/24)(b)	185	169,175
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)(c)	280	245,574
Johnson Electric Holding, 4.13%, 07/30/24(d)	200	193,928
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(b)	85	80,427
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 12/01/22)(b)	806	814,068
7.25%, 06/15/28 (Call 06/15/23)(b)	784	795,133

		7,051,511

Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	170	133,103
2.30%, 03/12/31 (Call 12/12/30)	570	445,119

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.75%, 09/15/29 (Call 06/15/29)	$443	$372,085
3.05%, 09/22/26 (Call 06/22/26)	510	468,680
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	350	291,854
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	386	368,252
3.55%, 10/01/27 (Call 07/01/27)	241	213,417
5.41%, 07/01/32 (Call 04/01/32)	180	164,943
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	202	188,238
2.20%, 09/15/31 (Call 06/15/31)	385	294,371
2.80%, 02/15/30 (Call 11/15/29)	705	586,687
3.20%, 04/01/24 (Call 02/01/24)	505	490,976
4.35%, 06/01/29 (Call 03/01/29)	473	442,823
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	400	304,404
3.25%, 09/08/24 (Call 07/08/24)	507	484,063
3.88%, 01/12/28 (Call 10/12/27)	328	292,609
4.00%, 04/01/25 (Call 01/01/25)	274	262,807
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	243	198,101
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	405	302,077
4.63%, 04/15/26 (Call 01/15/26)	642	606,947
5.50%, 06/01/32 (Call 03/01/32)	160	143,101
Competition Team Technologies Ltd., 4.25%, 03/12/29(d)	400	362,960
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	420	389,063
4.75%, 06/15/25 (Call 03/15/25)	192	186,094
4.88%, 06/15/29 (Call 03/15/29)	896	802,350
4.88%, 05/12/30 (Call 02/12/30)	438	387,262
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	793	728,949
4.30%, 06/15/46 (Call 12/15/45)	452	334,132
Foxconn Far East Ltd.
1.63%, 10/28/25(d)	800	707,664
2.50%, 10/28/30(d)	400	309,900
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	695	596,991
1.35%, 06/01/25 (Call 05/01/25)	1,211	1,111,492
1.75%, 09/01/31 (Call 06/01/31)	500	387,165
1.95%, 06/01/30 (Call 03/01/30)	790	640,848
2.30%, 08/15/24 (Call 07/15/24)	717	686,649
2.50%, 11/01/26 (Call 08/01/26)	993	908,525
2.70%, 08/15/29 (Call 05/15/29)	330	287,621
2.80%, 06/01/50 (Call 12/01/49)	511	344,179
3.35%, 12/01/23(c)	10	9,858
3.81%, 11/21/47 (Call 05/21/47)	639	504,433
4.85%, 11/01/24	100	99,994
4.95%, 02/15/28	400	399,488
5.00%, 02/15/33	400	396,516
5.38%, 03/01/41	100	98,805
5.70%, 03/15/36	169	173,455
5.70%, 03/15/37	247	253,489
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	5	3,917
3.50%, 02/15/28 (Call 11/15/27)	260	236,356
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(b)	620	531,080
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	1,201	1,041,471
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	635	550,507

Security	Par (000)	Value

Electronics (continued)
3.00%, 01/15/31 (Call 10/15/30)	$701	$544,467
3.60%, 01/15/30 (Call 10/15/29)	492	411,917
3.95%, 01/12/28 (Call 10/12/27)	527	475,960
4.25%, 05/15/27 (Call 04/15/27)	185	171,432
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	1,193	999,090
4.55%, 10/30/24 (Call 07/30/24)	181	177,248
4.60%, 04/06/27 (Call 01/06/27)	708	677,811
Likewize Corp., 9.75%, 10/15/25 (Call 11/14/22)(b)	245	222,188
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	630	530,176
5.00%, 10/01/25(b)	461	448,530
5.63%, 11/01/24(b)	360	357,869
5.88%, 09/01/30 (Call 09/01/25)(b)	250	237,462
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	470	374,167
4.38%, 02/15/30 (Call 11/15/29)(b)	340	292,628
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 11/14/22)	220	202,292
1.75%, 08/09/26 (Call 07/09/26)	775	654,557
2.38%, 08/09/28 (Call 06/09/28)	710	564,613
2.65%, 08/09/31 (Call 05/09/31)	465	343,640
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	344	338,059
4.90%, 06/15/28 (Call 03/15/28)	166	156,130
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	315	266,232
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)(c)	90	71,767
3.13%, 08/15/27 (Call 05/15/27)	355	323,334
3.45%, 08/01/24 (Call 05/01/24)	25	24,279
3.70%, 02/15/26 (Call 11/15/25)	130	124,129
7.13%, 10/01/37	280	309,551
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	1,058	875,992
2.40%, 04/01/28 (Call 02/01/28)	784	608,125
2.95%, 04/01/31 (Call 01/01/31)	643	451,489

		31,761,004

Energy - Alternate Sources — 0.0%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(d)	400	363,792
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(d)	400	298,072
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(d)	800	672,360
1.88%, 09/17/25 (Call 08/17/25)(d)	800	710,288
2.63%, 09/17/30 (Call 06/17/30)(d)	200	148,806
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	387	308,137
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 12/01/22)(b)	320	306,954
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(d)	382	298,923
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(d)	587	450,942
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(d)	600	522,978
5.95%, 07/29/26 (Call 11/30/22)(d)	200	160,898
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(d)	600	511,500
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25(c)(d)	400	253,456

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy - Alternate Sources (continued)
SK Battery America Inc.
1.63%, 01/26/24(d)	$200	$188,492
2.13%, 01/26/26(d)	600	491,340
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)	225	198,423
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(d)	397	301,825
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	465	418,412
5.00%, 01/31/28 (Call 07/31/27)(b)	440	412,306
Topaz Solar Farms LLC
4.88%, 09/30/39(b)	96	81,648
5.75%, 09/30/39(b)	348	329,482
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(d)	200	182,212

		7,611,246

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	617	583,873
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(d)	400	281,296
5.13%, 08/11/61 (Call 08/11/60)(d)	800	542,096
Anhui Transportation Holding Group HK Ltd., 1.62%, 08/26/26(d)	200	173,956
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	319	276,031
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	621	519,783
BCEG Hongkong Co. Ltd., 2.22%, 07/02/26 (Call 06/02/26)(d)	400	355,236
Bioceanico Sovereign Certificate Ltd., 0.00% 06/05/34(d)(h)	319	200,245
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 12/01/22)(b)(c)	633	455,785
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(b)	275	250,607
CCCI Treasure Ltd.
3.43%, (Call 11/21/24)(a)(d)(e)	200	185,868
3.65%, (Call 11/21/26)(a)(d)(e)	800	699,744
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	385	235,166
Chengdu Economic & Technological Investment Group Co. Ltd., 5.30%, 12/07/24(d)	200	193,542
China Railway Xunjie Co. Ltd., 3.25%, 07/28/26(d)	600	562,626
China State Construction Finance Cayman III Ltd., 4.00%, (Call 12/03/24)(a)(d)(e)	400	378,016
Chouzhou International Investment Ltd.
4.00%, 02/18/25(d)	400	380,456
4.10%, 10/20/25(d)	200	188,692
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(d)	200	183,774
Delhi International Airport Ltd.
6.13%, 10/31/26(d)	400	360,024
6.45%, 06/04/29(d)	400	328,804
Dianjian Haiyu Ltd., 3.45%, (Call 09/29/25)(a)(d)(e)	200	183,802
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	285	249,164
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	278	263,778
4.25%, 09/15/28 (Call 06/15/28)(c)	369	321,595
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	230	170,451
7.50%, 04/15/32 (Call 04/15/27)(b)	200	148,180
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)(c)	225	176,980
Hongkong International Qingdao Co. Ltd., 4.00%, 10/08/24(d)	400	373,028

Security	Par (000)	Value

Engineering & Construction (continued)
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 11/30/22)(d)	$600	$527,004
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(d)	200	150,044
6.25%, 11/29/28 (Call 11/29/24)(d)	400	289,240
IHS Netherlands Holdco BV, 8.00%, 09/18/27(d)	800	616,248
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(b)	205	151,682
Jinan Urban Construction International Investment Co. Ltd., 2.40%, 09/23/26(d)	200	175,664
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	35	20,077
MasTec Inc.
4.50%, 08/15/28 (Call 08/15/23)(b)(c)	470	414,709
6.63%, 08/15/29	152	151,311
Mexico City Airport Trust
3.88%, 04/30/28(d)	400	337,584
4.25%, 10/31/26 (Call 07/31/26)(d)	400	357,616
5.50%, 10/31/46(d)	600	383,640
5.50%, 07/31/47 (Call 01/31/47)(d)	1,400	900,648
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (Call 04/01/26)(a)(d)(e)	800	718,184
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(b)(c)	255	232,063
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(b)	205	188,901
Sepco Virgin Ltd., 3.55%, (Call 10/25/24)(a)(d)(e)	400	377,776
St Engineering Urban Solutions USA Inc.
3.38%, 05/05/27 (Call 02/05/27)(b)(c)	400	373,572
3.75%, 05/05/32 (Call 11/05/31)(b)	200	177,160
Summit Digitel Infrastructure Pvt. Ltd., 2.88%, 08/12/31 (Call 08/12/30)(d)	400	274,676
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(b)	15	13,687
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	275	220,509
4.13%, 02/15/32 (Call 10/15/26)(b)(c)	345	272,129
Tutor Perini Corp., 6.88%, 05/01/25 (Call 11/16/22)(b)(c)	295	236,543
Vinci SA, 3.75%, 04/10/29(b)	520	466,664
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	220	191,563
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	340	276,797
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	600	527,382
Yongda Investment Ltd., 2.25%, 06/16/25(d)	200	182,974

		18,428,645

Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	395	333,115
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(b)	400	161,996
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(b)(c)	610	419,534
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)(c)(g)	880	467,702
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 12/01/22)(b)	250	231,830
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	405	354,339
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)(c)	825	660,190
6.25%, 07/01/25 (Call 11/14/22)(b)	2,170	2,118,506
8.13%, 07/01/27 (Call 07/01/23)(b)(c)	1,160	1,128,425
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 11/14/22)(b)	575	562,189

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
CCM Merger Inc., 6.38%, 05/01/26 (Call 12/01/22)(b)	$150	$137,675
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	735	663,367
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	371	326,395
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 12/01/22)	345	324,386
5.50%, 05/01/25 (Call 12/01/22)(b)	545	541,294
6.50%, 10/01/28 (Call 10/01/23)	215	202,083
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	390	345,478
5.50%, 04/01/27 (Call 12/01/22)(b)	465	444,800
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	510	391,394
5.88%, 03/15/26 (Call 03/15/23)(b)	250	210,810
8.75%, 05/01/25 (Call 12/01/22)(b)(c)	341	343,469
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	205	168,508
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	215	187,327
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(d)	600	359,586
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 12/01/22)(b)	225	222,543
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	450	417,487
5.25%, 01/15/29 (Call 01/15/24)(b)	450	418,311
6.25%, 01/15/27 (Call 07/15/26)(b)	495	490,476
6.50%, 02/15/25 (Call 08/15/24)(b)	435	435,126
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	425	375,360
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	735	557,681
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	360	313,952
4.75%, 10/15/27 (Call 12/01/22)(b)(c)	555	494,155
4.88%, 11/01/24 (Call 12/01/22)(b)	515	500,245
5.63%, 03/15/26 (Call 12/01/22)(b)	390	373,772
6.50%, 05/15/27 (Call 05/15/23)(b)	657	653,531
Magallanes Inc.
3.43%, 03/15/24(b)	1,100	1,061,456
3.64%, 03/15/25(b)	2,195	2,070,148
3.76%, 03/15/27 (Call 02/15/27)(b)	2,815	2,505,294
3.79%, 03/15/25 (Call 03/15/23)(b)	190	179,043
4.05%, 03/15/29 (Call 01/15/29)(b)	760	646,312
4.28%, 03/15/32 (Call 12/15/31)(b)	2,600	2,101,242
5.05%, 03/15/42 (Call 09/15/41)(b)	2,660	1,944,859
5.14%, 03/15/52 (Call 09/15/51)(b)	3,080	2,156,246
5.39%, 03/15/62 (Call 09/15/61)(b)	1,110	774,003
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	435	404,559
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	500	426,250
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 11/16/22)(b)(c)	350	351,862
8.00%, 02/01/26 (Call 02/01/23)(b)	775	653,317
Motion Bondco DAC, 6.63%, 11/15/27 (Call 12/01/22)(b)(c)	250	209,420
Odeon Finco PLC, 12.75%, 11/01/27	275	246,986
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/01/22)(b)	458	490,765
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 12/01/22)(b)(c)	275	250,498

Security	Par (000)	Value

Entertainment (continued)
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(b)(c)	$235	$186,834
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	480	357,245
5.88%, 09/01/31 (Call 09/01/26)(b)	655	464,853
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/14/22)(b)	210	186,033
Resorts World Las Vegas LLC
4.63%, 04/16/29(d)	600	415,944
4.63%, 04/06/31 (Call 01/06/31)(b)	220	149,844
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	550	476,498
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(b)	430	416,077
7.25%, 11/15/29 (Call 11/15/24)(b)	310	299,503
8.63%, 07/01/25 (Call 12/01/22)(b)	330	340,108
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)(c)	450	391,005
8.75%, 05/01/25(b)	100	102,576
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 12/01/22)(b)(c)	630	609,859
5.50%, 04/15/27 (Call 12/01/22)(b)(c)	280	251,868
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 12/01/22)(b)(c)	196	198,015
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 12/01/22)(b)	210	182,862
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)(c)	450	410,989
Vail Resorts Inc., 6.25%, 05/15/25 (Call 12/01/22)(b)	352	350,247
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	615	481,078
3.75%, 12/01/29 (Call 12/01/24)(b)	300	253,191
3.88%, 07/15/30 (Call 07/15/25)(b)	330	281,368
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	680	541,994
7.75%, 04/15/25 (Call 12/01/22)(b)	370	360,643

		40,517,931

Environmental Control — 0.1%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 12/01/22)(b)	315	296,661
5.13%, 07/15/29 (Call 07/15/24)(b)	160	148,382
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	445	380,208
5.00%, 09/01/30 (Call 09/01/25)	275	229,284
FS Luxembourg Sarl, 10.00%, 12/15/25(d)	400	407,240
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	465	393,967
3.75%, 08/01/25 (Call 12/01/22)(b)	450	425,245
4.00%, 08/01/28 (Call 08/01/23)(b)	490	420,170
4.25%, 06/01/25 (Call 12/01/22)(b)	321	307,592
4.38%, 08/15/29 (Call 08/15/24)(b)	485	411,387
4.75%, 06/15/29 (Call 06/15/24)(b)(c)	475	414,846
5.13%, 12/15/26 (Call 12/15/22)(b)	310	295,653
Harsco Corp., 5.75%, 07/31/27 (Call 12/01/22)(b)	310	219,765
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	515	429,855
5.88%, 06/30/29 (Call 06/30/24)(b)	645	443,715
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	125	95,706

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	$783	$686,613
1.45%, 02/15/31 (Call 11/15/30)	835	622,584
1.75%, 02/15/32 (Call 11/15/31)	660	490,208
2.30%, 03/01/30 (Call 12/01/29)	634	519,081
2.38%, 03/15/33 (Call 12/15/32)	900	690,102
2.50%, 08/15/24 (Call 07/15/24)	1,075	1,023,841
2.90%, 07/01/26 (Call 04/01/26)(c)	598	547,433
3.05%, 03/01/50 (Call 09/01/49)	263	168,791
3.20%, 03/15/25 (Call 12/15/24)	315	299,606
3.38%, 11/15/27 (Call 08/15/27)	618	562,417
3.95%, 05/15/28 (Call 02/15/28)	535	497,325
5.70%, 05/15/41 (Call 11/15/40)	25	24,169
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(b)	305	264,923
5.38%, 07/15/24 (Call 11/16/22)(b)	355	349,831
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	222	240,983
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	550	424,089
2.60%, 02/01/30 (Call 11/01/29)	227	188,464
2.95%, 01/15/52 (Call 07/15/51)	365	226,537
3.05%, 04/01/50 (Call 10/01/49)	80	51,070
3.20%, 06/01/32 (Call 03/01/32)	465	388,084
3.50%, 05/01/29 (Call 02/01/29)	1,292	1,152,206
4.20%, 01/15/33 (Call 10/15/32)	200	180,626
4.25%, 12/01/28 (Call 09/01/28)	325	302,712
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	316	279,120
1.15%, 03/15/28 (Call 01/15/28)	1,088	881,139
1.50%, 03/15/31 (Call 12/15/30)	260	197,584
2.00%, 06/01/29 (Call 04/01/29)	198	163,007
2.50%, 11/15/50 (Call 05/15/50)(c)	173	100,996
2.95%, 06/01/41 (Call 12/01/40)	570	401,012
3.13%, 03/01/25 (Call 12/01/24)(c)	127	122,169
3.15%, 11/15/27 (Call 08/15/27)	748	682,311
4.15%, 04/15/32 (Call 01/15/32)(c)	700	644,252
4.15%, 07/15/49 (Call 01/15/49)	334	269,819
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 12/01/22)(b)	315	291,356

		19,254,136

Food — 0.6%
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(d)	300	243,798
Ahold Finance USA LLC, 6.88%, 05/01/29	302	314,083
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 12/01/22)(b)	461	415,034
3.50%, 03/15/29 (Call 09/15/23)(b)	870	719,812
4.63%, 01/15/27 (Call 01/15/23)(b)	860	797,616
4.88%, 02/15/30 (Call 02/15/25)(b)	670	594,491
5.88%, 02/15/28 (Call 12/01/22)(b)	554	520,893
7.50%, 03/15/26 (Call 12/01/22)(b)	304	311,606
Almarai Sukuk Ltd., 4.31%, 03/05/24(d)	200	195,950
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(d)	400	380,300
B&G Foods Inc.
5.25%, 04/01/25 (Call 12/01/22)	555	504,168
5.25%, 09/15/27 (Call 12/01/22)	395	331,188
Bestfoods, Series E, 7.25%, 12/15/26	250	271,187
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(d)	400	280,680

Security	Par (000)	Value

Food (continued)
Blossom Joy Ltd.
2.20%, 10/21/30 (Call 07/21/30)(d)	$800	$628,928
3.10%, (Call 07/21/25)(a)(d)(e)	400	365,688
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(d)	200	156,500
5.75%, 09/21/50 (Call 03/21/50)(d)	820	553,607
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	264	195,553
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	195	156,189
3.13%, 04/24/50 (Call 10/24/49)	323	204,259
3.30%, 03/19/25 (Call 12/19/24)	100	95,211
3.95%, 03/15/25 (Call 01/15/25)	306	296,762
4.15%, 03/15/28 (Call 12/15/27)	465	436,672
4.80%, 03/15/48 (Call 09/15/47)	695	579,540
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(d)	600	542,100
5.15%, 02/12/25 (Call 11/12/24)(d)	400	392,088
6.63%, 02/12/45 (Call 08/12/44)(d)	200	191,580
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(d)	400	361,672
2.50%, 06/17/30 (Call 03/17/30)(d)	600	472,470
3.00%, 07/18/24(d)	400	383,520
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(d)	400	334,188
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(b)	275	239,751
7.50%, 04/15/25 (Call 12/01/22)(b)(c)	330	313,503
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	895	722,945
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	680	535,847
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	540	435,980
4.30%, 05/01/24 (Call 04/01/24)	796	782,707
4.60%, 11/01/25 (Call 09/01/25)	801	778,476
4.85%, 11/01/28 (Call 08/01/28)	685	648,537
5.30%, 11/01/38 (Call 05/01/38)	566	494,973
5.40%, 11/01/48 (Call 05/01/48)	792	678,285
7.00%, 10/01/28	227	235,783
8.25%, 09/15/30	375	415,729
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(b)	453	440,633
2.95%, 11/02/26 (Call 08/02/26)(b)	670	610,477
Diageo Capital PLC, 5.50%, 01/24/33	295	297,743
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 12/01/22)(b)	205	181,722
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	769	590,084
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	520	403,582
2.88%, 04/15/30 (Call 01/15/30)	693	585,613
3.00%, 02/01/51 (Call 08/01/50)	888	557,282
3.20%, 02/10/27 (Call 11/10/26)	422	391,578
3.65%, 02/15/24 (Call 11/15/23)	308	303,676
4.00%, 04/17/25 (Call 02/17/25)	199	193,699
4.15%, 02/15/43 (Call 08/15/42)(c)	11	8,580
4.20%, 04/17/28 (Call 01/17/28)	972	920,358
4.70%, 04/17/48 (Call 10/17/47)	75	62,702
5.40%, 06/15/40	295	272,739
Grupo Bimbo SAB de CV
3.88%, 06/27/24(d)	600	588,030

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.00%, 09/06/49(d)	$400	$282,284
4.70%, 11/10/47 (Call 05/10/47)(d)	400	319,212
4.88%, 06/27/44(d)	200	160,576
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	350	315,990
1.70%, 06/01/30 (Call 03/01/30)	175	136,701
2.05%, 11/15/24 (Call 10/15/24)	505	478,078
2.30%, 08/15/26 (Call 05/15/26)	883	802,647
2.45%, 11/15/29 (Call 08/15/29)	249	209,332
2.65%, 06/01/50 (Call 12/01/49)	35	21,356
3.13%, 11/15/49 (Call 05/15/49)	235	158,989
3.20%, 08/21/25 (Call 05/21/25)	60	57,429
3.38%, 08/15/46 (Call 02/15/46)	425	301,010
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 11/14/22)(b)(c)	224	130,704
Hormel Foods Corp.
0.65%, 06/03/24 (Call 12/01/22)	110	102,758
1.70%, 06/03/28 (Call 04/03/28)	327	275,331
1.80%, 06/11/30 (Call 03/11/30)	480	381,653
3.05%, 06/03/51 (Call 12/03/50)	556	362,796
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(d)	800	590,144
3.54%, 04/27/32 (Call 10/27/31)(d)	400	292,516
4.75%, 06/09/51 (Call 12/09/50)(d)	400	246,996
4.81%, 04/27/52 (Call 04/27/51)(d)	200	124,002
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	176	146,881
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	462	377,288
3.20%, 10/01/26 (Call 07/01/26)	327	299,627
3.90%, 06/01/50 (Call 12/01/49)	380	261,809
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(b)	320	272,925
3.00%, 02/02/29 (Call 12/02/28)(b)	165	133,886
3.63%, 01/15/32 (Call 01/15/27)(b)	1,246	969,338
3.75%, 12/01/31 (Call 12/01/26)(b)	668	522,309
4.38%, 02/02/52 (Call 08/02/51)(b)	530	343,975
5.13%, 02/01/28 (Call 01/01/28)(b)	1,170	1,094,488
5.50%, 01/15/30 (Call 01/15/25)(b)(c)	692	631,886
5.75%, 04/01/33 (Call 01/01/33)(b)	1,200	1,081,104
6.50%, 12/01/52 (Call 06/01/52)(b)	1,265	1,104,611
JGSH Philippines Ltd., 4.13%, 07/09/30(d)	500	439,955
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(c)	1,000	743,320
2.38%, 03/15/30 (Call 12/15/29)	300	239,979
3.38%, 12/15/27 (Call 09/15/27)	1,089	985,153
3.50%, 03/15/25	1,158	1,110,140
3.55%, 03/15/50 (Call 09/15/49)	275	175,486
4.25%, 03/15/35	275	235,125
4.38%, 03/15/45	59	45,175
KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26(b)	81	80,034
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	720	567,605
2.65%, 12/01/23	647	633,827
3.25%, 04/01/26	447	418,870
3.40%, 11/15/27 (Call 08/15/27)	360	328,644
4.30%, 05/15/28 (Call 02/15/28)	335	315,945
4.50%, 04/01/46	290	234,410
Series B, 7.45%, 04/01/31	607	660,653
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(c)	330	318,922

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	$1,309	$1,206,322
3.75%, 04/01/30 (Call 01/01/30)	565	501,432
3.88%, 05/15/27 (Call 02/15/27)	775	726,500
4.25%, 03/01/31 (Call 12/01/30)	362	327,921
4.38%, 06/01/46 (Call 12/01/45)	1,756	1,372,068
4.63%, 01/30/29 (Call 10/30/28)	272	260,940
4.63%, 10/01/39 (Call 04/01/39)	275	227,772
4.88%, 10/01/49 (Call 04/01/49)	935	777,789
5.00%, 07/15/35 (Call 01/15/35)(c)	695	641,019
5.00%, 06/04/42	945	818,653
5.20%, 07/15/45 (Call 01/15/45)	1,070	935,244
5.50%, 06/01/50 (Call 12/01/49)	515	471,822
6.50%, 02/09/40	560	564,396
6.75%, 03/15/32	250	263,490
6.88%, 01/26/39	460	474,863
7.13%, 08/01/39(b)	810	846,993
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	550	407,951
2.20%, 05/01/30 (Call 02/01/30)	615	483,132
2.65%, 10/15/26 (Call 07/15/26)	890	796,132
3.50%, 02/01/26 (Call 11/01/25)	740	693,484
3.70%, 08/01/27 (Call 05/01/27)	402	371,918
3.88%, 10/15/46 (Call 04/15/46)	235	168,326
3.95%, 01/15/50 (Call 07/15/49)	567	411,228
4.45%, 02/01/47 (Call 08/01/46)	487	382,913
4.50%, 01/15/29 (Call 10/15/28)	354	332,059
4.65%, 01/15/48 (Call 07/15/47)	443	356,540
5.00%, 04/15/42 (Call 10/15/41)	225	190,960
5.15%, 08/01/43 (Call 02/01/43)	346	297,944
5.40%, 07/15/40 (Call 01/15/40)	330	294,185
5.40%, 01/15/49 (Call 07/15/48)	295	263,470
6.90%, 04/15/38	264	273,602
7.50%, 04/01/31	65	71,478
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	565	493,996
4.38%, 01/31/32 (Call 01/31/27)(b)	475	409,222
4.88%, 05/15/28 (Call 11/15/27)(b)	330	309,022
Land O’Lakes Capital Trust I, 7.45%, 03/15/28(b)	168	167,795
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(d)	1,000	740,170
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	602	518,178
1.63%, 07/16/32 (Call 04/16/32)(b)	390	283,588
2.38%, 07/16/40 (Call 01/16/40)(b)	610	391,004
2.45%, 07/16/50 (Call 01/16/50)(b)	740	425,678
2.70%, 04/01/25 (Call 03/01/25)(b)	591	559,872
3.20%, 04/01/30 (Call 01/01/30)(b)	144	126,325
3.60%, 04/01/34 (Call 01/01/34)(b)	602	506,228
3.88%, 04/01/39 (Call 10/01/38)(b)	340	272,000
3.95%, 04/01/44 (Call 10/01/43)(b)	720	558,749
3.95%, 04/01/49 (Call 10/01/48)(b)	455	349,795
4.13%, 04/01/54 (Call 10/01/53)(b)	515	393,553
4.20%, 04/01/59 (Call 10/01/58)(b)	357	268,646
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	915	789,865
1.85%, 02/15/31 (Call 11/15/30)	442	326,965
2.50%, 04/15/30 (Call 01/15/30)	170	136,954
3.15%, 08/15/24 (Call 06/15/24)	1,055	1,015,427
3.40%, 08/15/27 (Call 05/15/27)	863	785,779

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.20%, 08/15/47 (Call 02/15/47)	$160	$121,902
Minerva Luxembourg SA, 4.38%, 03/18/31(d)	1,000	763,680
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	895	819,176
1.25%, 09/24/26 (Call 08/24/26)(b)	1,005	860,169
2.25%, 09/19/24 (Call 08/19/24)(b)	650	612,579
4.25%, 09/15/25(b)	400	389,044
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	941	860,968
1.50%, 02/04/31 (Call 11/04/30)	740	544,840
1.88%, 10/15/32 (Call 07/15/32)	733	532,774
2.63%, 03/17/27 (Call 02/17/27)	100	89,082
2.63%, 09/04/50 (Call 03/04/50)	368	214,021
2.75%, 04/13/30 (Call 01/13/30)	683	567,908
NBM U.S. Holdings Inc., 7.00%, 05/14/26(d)	1,000	969,410
Nestle Holdings Inc.
0.38%, 01/15/24(b)	190	179,829
0.63%, 01/15/26 (Call 12/15/25)(b)	670	584,535
1.00%, 09/15/27 (Call 07/15/27)(b)	440	365,367
1.15%, 01/14/27 (Call 12/14/26)(b)	720	616,262
1.50%, 09/14/28 (Call 07/14/28)(b)	400	329,284
1.88%, 09/14/31 (Call 06/14/31)(b)	415	324,800
2.50%, 09/14/41 (Call 03/14/41)(b)	755	503,819
2.63%, 09/14/51 (Call 03/14/51)(b)	300	185,415
3.50%, 09/24/25 (Call 07/24/25)(b)	200	192,612
3.63%, 09/24/28 (Call 06/24/28)(b)	725	675,968
3.90%, 09/24/38 (Call 03/24/38)(b)	575	483,046
4.00%, 09/12/25(b)(c)	300	294,627
4.00%, 09/24/48 (Call 03/24/48)(b)	970	777,610
4.13%, 10/01/27 (Call 09/01/27)(b)	300	288,891
4.25%, 10/01/29 (Call 08/01/29)(b)	300	286,611
4.30%, 10/01/32 (Call 07/01/32)(b)	500	472,165
4.70%, 01/15/53 (Call 07/15/52)(b)	600	539,604
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)	560	476,286
5.50%, 10/15/27 (Call 12/01/22)(b)	770	732,948
6.88%, 05/01/25 (Call 12/01/22)(b)(c)	143	142,544
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)	645	495,070
4.25%, 04/15/31 (Call 04/15/26)(b)	633	530,232
5.88%, 09/30/27 (Call 12/01/22)(b)	700	684,761
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	1,055	872,474
4.63%, 04/15/30 (Call 04/15/25)(b)	1,055	891,823
5.50%, 12/15/29 (Call 12/15/24)(b)	800	720,248
5.63%, 01/15/28 (Call 12/01/22)(b)	700	654,983
5.75%, 03/01/27 (Call 11/16/22)(b)	396	383,625
Safeway Inc., 7.25%, 02/01/31	160	154,694
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	190	177,420
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(d)	800	731,520
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(d)	200	176,314
Sigma Holdco BV, 7.88%, 05/15/26 (Call 11/11/22)(b)(c) .	350	214,886
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	505	421,417
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	725	514,083
3.00%, 10/15/30 (Call 07/15/30)(b)(c)	938	713,508

Security	Par (000)	Value

Food (continued)
4.25%, 02/01/27 (Call 11/01/26)(b)	$735	$665,726
5.20%, 04/01/29 (Call 01/01/29)(b)	694	642,547
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	40	32,374
2.45%, 12/14/31 (Call 09/14/31)	500	390,185
3.15%, 12/14/51 (Call 06/14/51)	210	130,956
3.25%, 07/15/27 (Call 04/15/27)	778	704,121
3.30%, 07/15/26 (Call 04/15/26)	755	698,707
3.30%, 02/15/50 (Call 08/15/49)	165	105,554
3.75%, 10/01/25 (Call 07/01/25)	389	371,935
4.45%, 03/15/48 (Call 09/15/47)	445	346,250
4.50%, 04/01/46 (Call 10/01/45)	585	459,693
4.85%, 10/01/45 (Call 04/01/45)	430	351,155
5.38%, 09/21/35	235	222,150
5.95%, 04/01/30 (Call 01/01/30)	635	647,738
6.60%, 04/01/40 (Call 10/01/39)	120	122,486
6.60%, 04/01/50 (Call 10/01/49)	907	929,675
Tesco PLC, 6.15%, 11/15/37(b)	590	545,189
Tingyi Cayman Islands Holding Corp., 1.63%, 09/24/25(d)	600	532,272
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	340	286,933
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	894	822,990
3.95%, 08/15/24 (Call 05/15/24)	1,159	1,131,323
4.00%, 03/01/26 (Call 01/01/26)	505	482,325
4.35%, 03/01/29 (Call 12/01/28)	473	444,237
4.55%, 06/02/47 (Call 12/02/46)	647	526,846
4.88%, 08/15/34 (Call 02/15/34)	489	453,792
5.10%, 09/28/48 (Call 03/28/48)	926	812,093
5.15%, 08/15/44 (Call 02/15/44)	180	157,655
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)(c)	330	286,664
4.75%, 02/15/29 (Call 02/15/24)(b)	540	480,476
6.25%, 04/15/25 (Call 12/01/22)(b)	499	499,090
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	400	280,828
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	340	328,770
Walmart Inc., 3.90%, 09/09/25	405	397,467

		110,908,614

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 12/01/22)(b)	473	459,505
5.00%, 02/01/28 (Call 02/01/23)(b)	751	684,627
6.38%, 05/01/25 (Call 12/01/22)(b)	880	871,200
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	335	280,690
10.50%, 05/15/29 (Call 05/15/24)(b)	435	299,763

		2,595,785

Forest Products & Paper — 0.1%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(b)	290	231,295
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	567	495,666
4.20%, 01/29/30 (Call 10/29/29)(d)	200	168,826
4.25%, 04/30/29 (Call 01/30/29)(d)	400	343,772
4.50%, 08/01/24 (Call 05/01/24)	320	312,291
5.15%, 01/29/50 (Call 07/29/49)(d)	450	329,972
5.50%, 11/02/47 (Call 05/02/47)	285	214,879
5.50%, 04/30/49 (Call 10/30/48)(c)(d)	200	149,616

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	$265	$232,283
5.38%, 02/01/25(b)(c)	227	220,456
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	377	321,913
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)(c)	180	172,366
5.50%, 01/17/27	1,259	1,211,171
Georgia-Pacific LLC
0.63%, 05/15/24(b)	730	680,126
0.95%, 05/15/26 (Call 04/15/26)(b)	612	528,199
1.75%, 09/30/25 (Call 08/30/25)(b)	726	656,790
2.10%, 04/30/27 (Call 02/28/27)(b)(c)	652	572,886
2.30%, 04/30/30 (Call 01/30/30)(b)	135	109,249
3.60%, 03/01/25 (Call 12/01/24)(b)	300	288,666
7.75%, 11/15/29	323	358,265
8.00%, 01/15/24	501	517,428
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	295	189,986
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(c)	463	355,723
4.40%, 08/15/47 (Call 02/15/47)	580	446,745
4.80%, 06/15/44 (Call 12/15/43)	581	463,603
5.00%, 09/15/35 (Call 03/15/35)(c)	250	227,455
5.15%, 05/15/46 (Call 11/15/45)	25	21,083
6.00%, 11/15/41 (Call 05/15/41)	347	323,248
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(d)	200	151,344
3.85%, 01/13/30 (Call 10/13/29)(d)	600	502,128
4.38%, 04/04/27(d)	200	184,638
4.75%, 09/15/24 (Call 06/15/24)(d)	200	195,508
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	525	437,509
5.50%, 01/15/26 (Call 12/01/22)	260	244,691
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(b)	235	232,215
Stora Enso OYJ, 7.25%, 04/15/36(b)	360	372,427
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	390	308,985
3.13%, 01/15/32 (Call 10/15/31)	625	461,825
3.75%, 01/15/31 (Call 10/15/30)	295	236,451
5.00%, 01/15/30 (Call 10/15/29)	1,358	1,205,578
5.75%, 07/14/26(d)	200	196,826
6.00%, 01/15/29 (Call 10/15/28)	915	869,927
7.00%, 03/16/47 (Call 09/16/46)(d)	800	735,720
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(b)	275	258,038
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	205	216,183

		16,953,951

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	390	373,031
5.63%, 05/20/24 (Call 03/20/24)	421	411,986
5.75%, 05/20/27 (Call 02/20/27)	365	336,928
5.88%, 08/20/26 (Call 05/20/26)	480	451,046
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	684	653,473
4.25%, 07/15/27 (Call 04/15/27)(b)	55	50,443
5.00%, 03/23/35 (Call 12/23/34)(b)	65	56,759
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	880	655,794
2.63%, 09/15/29 (Call 06/15/29)	270	227,669
3.00%, 06/15/27 (Call 03/15/27)	70	63,778

Security	Par (000)	Value

Gas (continued)
3.38%, 09/15/49 (Call 03/15/49)	$621	$419,107
4.13%, 10/15/44 (Call 04/15/44)	488	377,941
4.13%, 03/15/49 (Call 09/15/48)	320	243,600
4.15%, 01/15/43 (Call 07/15/42)	98	77,245
4.30%, 10/01/48 (Call 04/01/48)	708	560,078
5.50%, 06/15/41 (Call 12/15/40)	178	167,397
5.75%, 10/15/52 (Call 04/15/52)	210	204,473
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(d)	200	184,938
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	360	298,775
3.15%, 08/01/27 (Call 05/01/27)(b)	605	533,132
3.76%, 03/16/32 (Call 12/16/31)(b)	130	108,189
4.49%, 02/15/42(b)	279	212,927
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	150	138,439
3.87%, 03/04/29 (Call 12/04/28)(b)	370	321,600
4.27%, 03/15/48 (Call 09/15/47)(b)	575	405,174
4.49%, 03/04/49 (Call 09/04/48)(b)(c)	516	372,397
4.50%, 03/10/46 (Call 09/10/45)(b)	423	305,338
4.63%, 08/05/27 (Call 07/05/27)(b)	335	314,012
4.87%, 08/05/32 (Call 05/05/32)(b)	200	179,302
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	675	514,073
4.00%, 04/01/28 (Call 01/01/28)	325	300,755
4.10%, 09/01/47 (Call 03/01/47)	401	305,718
4.40%, 07/01/32 (Call 04/01/32)	270	249,051
5.85%, 01/15/41 (Call 07/15/40)	35	33,236
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(b)	275	231,960
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	990	884,803
2.00%, 06/15/30 (Call 03/15/30)(b)	625	477,444
3.00%, 06/15/50 (Call 12/15/49)(b)	600	362,760
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	240	236,203
3.60%, 12/15/24 (Call 09/15/24)	159	153,537
Series A, 2.50%, 11/15/24 (Call 10/15/24)	532	503,283
ENN Clean Energy International Investment Ltd.,
3.38%, 05/12/26 (Call 05/12/24)(d)	1,000	777,310
ENN Energy Holdings Ltd.
2.63%, 09/17/30 (Call 06/17/30)(d)	800	617,768
4.63%, 05/17/27 (Call 04/17/27)(d)	400	376,240
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(d)	200	168,056
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	350	308,766
3.59%, 01/18/52 (Call 07/18/51)(b)	125	77,432
5.82%, 04/01/41(b)	775	700,848
Korea Gas Corp.
1.13%, 07/13/26(d)	600	514,956
2.00%, 07/13/31(d)	200	153,830
2.88%, 07/16/29(d)	700	605,815
3.50%, 07/21/25(c)(d)	625	594,294
3.50%, 07/02/26(d)	400	375,760
3.88%, 02/12/24(d)	400	393,476
Nakilat Inc., 6.07%, 12/31/33(b)(c)	460	454,429
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	635	476,644
3.95%, 09/15/27 (Call 06/15/27)	397	351,798
4.75%, 09/01/28 (Call 06/01/28)	240	218,069
5.20%, 07/15/25 (Call 04/15/25)	60	58,679

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.50%, 01/15/26 (Call 12/15/25)	$681	$666,985
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,107	980,525
1.70%, 02/15/31 (Call 11/15/30)	675	495,909
2.95%, 09/01/29 (Call 06/01/29)	395	330,287
3.49%, 05/15/27 (Call 02/15/27)	792	724,727
3.60%, 05/01/30 (Call 02/01/30)	800	689,976
3.95%, 03/30/48 (Call 09/30/47)	208	149,556
4.38%, 05/15/47 (Call 11/15/46)	817	630,797
4.80%, 02/15/44 (Call 08/15/43)	485	395,348
5.00%, 06/15/52 (Call 12/15/51)	345	289,669
5.25%, 02/15/43 (Call 08/15/42)	140	120,744
5.65%, 02/01/45 (Call 08/01/44)	440	399,186
5.95%, 06/15/41 (Call 12/15/40)	311	291,678
ONE Gas Inc.
1.10%, 03/11/24 (Call 11/16/22)	124	117,324
2.00%, 05/15/30 (Call 02/15/30)	85	66,529
3.61%, 02/01/24 (Call 11/01/23)	273	267,510
4.50%, 11/01/48 (Call 05/01/48)	365	277,020
4.66%, 02/01/44 (Call 08/01/43)	275	219,114
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(d)	800	783,432
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	310	243,558
3.35%, 06/01/50 (Call 12/01/49)	372	236,536
3.50%, 06/01/29 (Call 03/01/29)	519	460,488
3.64%, 11/01/46 (Call 05/01/46)	174	116,326
4.65%, 08/01/43 (Call 02/01/43)	105	83,092
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(d)	400	299,132
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	600	470,286
SGSP Australia Assets Pty Ltd.
3.25%, 07/29/26(d)	200	181,718
3.50%, 07/07/27(d)	200	179,706
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26 (Call 05/19/26)(d)	600	528,558
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	500	452,050
3.15%, 09/15/24 (Call 06/15/24)	15	14,471
3.20%, 06/15/25 (Call 03/15/25)	200	190,038
3.75%, 09/15/42 (Call 03/15/42)	333	241,245
5.13%, 11/15/40	10	8,794
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	465	423,480
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	390	288,733
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	203	154,252
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	488	352,883
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	195	161,216
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	418	384,614
3.95%, 10/01/46 (Call 04/01/46)	385	271,879
4.40%, 06/01/43 (Call 12/01/42)	605	461,385
4.40%, 05/30/47 (Call 11/30/46)	607	452,336
5.88%, 03/15/41 (Call 09/15/40)	184	172,846
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	500	366,755
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	570	344,223
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	312	232,752
3.18%, 08/15/51 (Call 02/15/51)	365	203,955
3.70%, 04/01/28 (Call 01/01/28)	220	194,440
3.80%, 09/29/46 (Call 03/29/46)	205	130,251
4.05%, 03/15/32 (Call 12/15/31)	320	267,411

Security	Par (000)	Value

Gas (continued)
4.15%, 06/01/49 (Call 12/01/48)	$363	$241,489
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	65	40,752
Talent Yield International Ltd., 2.00%, 05/06/26 (Call 04/26/26)(d)	400	358,628
Towngas Finance Ltd., 4.75%, (Call 02/12/24)(a)(d)(e)	200	194,026
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	273	190,232
Series K, 3.80%, 09/15/46 (Call 03/15/46)	267	193,994
WGL Holdings Inc., 4.60%, 11/01/44	90	69,651

		37,936,461

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	150	113,038
4.63%, 06/15/28 (Call 03/15/28)	348	318,229
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(c)	110	73,952
4.10%, 03/01/48 (Call 09/01/47)	560	447,003
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	232	186,284
2.75%, 11/15/50 (Call 05/15/50)	600	344,076
3.00%, 05/15/32 (Call 02/15/32)(c)	240	194,518
3.40%, 03/01/26 (Call 01/01/26)	906	850,924
4.00%, 03/15/60 (Call 03/15/25)(a)	602	499,347
4.25%, 11/15/28 (Call 08/15/28)	280	263,416
4.85%, 11/15/48 (Call 05/15/48)	295	246,646
5.20%, 09/01/40	176	157,849
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 11/14/22)(b)(c)	203	174,024

		3,869,306

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(c)	1,055	876,462
1.40%, 06/30/30 (Call 03/30/30)	258	199,486
2.95%, 03/15/25 (Call 12/15/24)	290	278,061
3.40%, 11/30/23 (Call 09/30/23)	430	424,122
3.75%, 11/30/26 (Call 08/30/26)	1,498	1,439,578
3.88%, 09/15/25 (Call 06/15/25)	655	638,337
4.75%, 11/30/36 (Call 05/30/36)	596	569,818
4.75%, 04/15/43 (Call 10/15/42)	875	791,822
4.90%, 11/30/46 (Call 05/30/46)	1,811	1,687,798
5.30%, 05/27/40	418	410,271
6.00%, 04/01/39	730	757,163
6.15%, 11/30/37	563	602,838
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)(c)	380	305,828
3.00%, 09/23/29 (Call 06/23/29)(b)	1,235	1,029,051
3.80%, 09/23/49 (Call 03/23/49)(b)	455	310,952
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	540	455,825
4.63%, 07/15/28 (Call 07/15/23)(b)	1,016	917,763
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	1,025	746,948
1.92%, 02/01/27 (Call 01/01/27)	1,395	1,199,435
2.27%, 12/01/28 (Call 10/01/28)	1,285	1,056,617
2.54%, 02/01/32 (Call 11/01/31)	400	305,900
2.60%, 08/15/26 (Call 05/15/26)	585	526,248
3.13%, 12/01/51 (Call 06/01/51)	325	197,899
3.50%, 08/15/46 (Call 02/15/46)	400	269,644
3.95%, 04/01/30 (Call 01/01/30)	245	217,665

72	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	$1,175	$971,337
3.45%, 03/01/24 (Call 02/01/24)	372	363,987
4.55%, 03/01/39 (Call 09/01/38)	451	380,946
4.70%, 03/01/49 (Call 09/01/48)	481	406,339
6.75%, 11/15/35	55	57,619
7.38%, 01/15/40	295	324,291
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	712	427,371
2.80%, 12/10/51 (Call 06/10/51)	790	492,518
3.35%, 09/15/25 (Call 06/15/25)	63	60,193
4.38%, 09/15/45 (Call 03/15/45)	317	261,826
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	125	97,693
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	760	717,356
2.60%, 11/15/29 (Call 08/15/29)	862	733,407
3.25%, 11/15/39 (Call 05/15/39)	725	540,756
3.40%, 11/15/49 (Call 05/15/49)	720	506,002
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	920	855,499
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	220	227,599
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	590	501,577
4.63%, 02/01/28 (Call 02/01/23)(b)	246	229,946
Koninklijke Philips NV
5.00%, 03/15/42	565	464,803
6.88%, 03/11/38	285	289,457
Medtronic Inc.
4.38%, 03/15/35	1,058	969,509
4.63%, 03/15/45	1,140	1,001,764
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	2,895	2,364,636
5.25%, 10/01/29 (Call 10/01/24)(b)	1,610	1,254,963
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	200	174,112
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	505	403,343
2.25%, 09/15/31 (Call 06/15/31)	315	235,277
3.30%, 09/15/29 (Call 06/15/29)	1,080	909,047
3.63%, 03/15/51 (Call 09/15/50)	260	169,247
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,100	810,942
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	312	243,095
3.75%, 03/15/51 (Call 09/15/50)	685	455,772
Stryker Corp.
0.60%, 12/01/23 (Call 11/14/22)	250	238,317
1.15%, 06/15/25 (Call 05/15/25)	355	319,702
1.95%, 06/15/30 (Call 03/15/30)	902	708,530
2.90%, 06/15/50 (Call 12/15/49)	141	88,143
3.38%, 05/15/24 (Call 02/15/24)	458	445,991
3.38%, 11/01/25 (Call 08/01/25)	946	901,254
3.50%, 03/15/26 (Call 12/15/25)	1,087	1,029,748
3.65%, 03/07/28 (Call 12/07/27)	473	439,313
4.10%, 04/01/43 (Call 10/01/42)	524	400,839
4.38%, 05/15/44 (Call 11/15/43)	262	209,204
4.63%, 03/15/46 (Call 09/15/45)	570	478,401
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	310	280,503
4.63%, 11/15/27 (Call 11/16/22)	415	390,880

Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	$1,070	$891,428
2.00%, 10/15/31 (Call 07/15/31)	725	568,864
2.60%, 10/01/29 (Call 07/01/29)	1,223	1,048,074
2.80%, 10/15/41 (Call 04/15/41)	627	432,248
4.10%, 08/15/47 (Call 02/15/47)	175	142,677
5.30%, 02/01/44 (Call 08/01/43)	145	137,221
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	199	195,062
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	750	581,227
3.05%, 01/15/26 (Call 12/15/25)	645	598,495
3.55%, 04/01/25 (Call 01/01/25)	35	33,474
4.45%, 08/15/45 (Call 02/15/45)	400	302,840
5.75%, 11/30/39	370	339,061

		45,319,256

Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	320	288,294
5.50%, 07/01/28 (Call 07/01/23)(b)	310	287,599
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	111	66,280
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	164	138,439
3.63%, 03/01/49 (Call 09/01/48)	344	243,893
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	148	100,532
3.83%, 08/15/28 (Call 05/15/28)	242	222,807
4.27%, 08/15/48 (Call 02/15/48)	575	458,839
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	20	15,900
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	222	138,388
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	717	692,902
3.88%, 08/15/47 (Call 02/15/47)	659	474,164
4.13%, 11/15/42 (Call 05/15/42)	665	502,587
4.50%, 05/15/42 (Call 11/15/41)	385	306,472
4.75%, 03/15/44 (Call 09/15/43)	493	401,913
6.63%, 06/15/36	515	519,362
6.75%, 12/15/37	240	241,507
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	200	155,008
AHS Hospital Corp.
5.02%, 07/01/45	75	66,923
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	293	171,346
Air Methods Corp., 8.00%, 05/15/25 (Call 12/01/22)(b)(c)	275	140,638
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(b).	225	161,888
Akumin Inc., 7.00%, 11/01/25 (Call 12/01/22)(b)	320	259,546
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)(c)	105	63,300
Series 2019, 3.89%, 04/15/49	491	366,065
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	430	386,944
4.55%, 05/15/52 (Call 11/15/51)	425	347,803
Ascension Health
3.95%, 11/15/46	890	696,576
4.85%, 11/15/53	560	504,442
Series B, 2.53%, 11/15/29 (Call 08/15/29)	237	197,532
Series B, 3.11%, 11/15/39 (Call 05/15/39)	94	67,555
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	230	175,557

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.34%, 01/01/30 (Call 10/01/29)	$380	$310,604
2.91%, 01/01/42 (Call 07/01/41)	129	86,727
2.91%, 01/01/51 (Call 07/01/50)	458	274,072
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	265	171,407
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	55	36,616
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	539	410,319
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	545	416,178
4.19%, 11/15/45 (Call 05/15/45)	226	178,158
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	25	18,925
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	728	436,742
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	404	235,908
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	360	244,170
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	788	688,917
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	335	254,580
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	50	31,615
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(b)	265	214,332
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	400	327,484
3.50%, 04/01/30 (Call 04/01/25)(b)	340	274,577
5.00%, 07/15/27 (Call 12/01/22)(b)	420	395,052
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	290	179,765
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,380	1,135,091
2.50%, 03/01/31 (Call 12/01/30)	1,748	1,335,926
2.63%, 08/01/31 (Call 05/01/31)	1,015	776,110
3.00%, 10/15/30 (Call 07/15/30)	1,845	1,481,387
3.38%, 02/15/30 (Call 02/15/25)	1,175	975,661
4.25%, 12/15/27 (Call 12/15/22)	1,664	1,535,073
4.63%, 12/15/29 (Call 12/15/24)	2,463	2,228,596
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	290	250,995
4.00%, 03/15/31 (Call 03/15/26)(b)	300	252,459
4.25%, 05/01/28 (Call 05/01/23)(b)(c)	305	277,446
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	174	97,393
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	90	71,392
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	135	77,830
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	240	198,331
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	195	112,973
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	158	94,416
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	441	407,153
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	725	486,504
5.25%, 05/15/30 (Call 05/15/25)(b)	1,225	848,496
5.63%, 03/15/27 (Call 12/15/23)(b)	1,140	908,968
6.00%, 01/15/29 (Call 01/15/24)(b)	635	473,215
6.13%, 04/01/30 (Call 04/01/25)(b)(c)	1,010	413,555
6.88%, 04/01/28 (Call 04/01/23)(b)(c)	480	186,490
6.88%, 04/15/29 (Call 04/15/24)(b)(c)	1,060	436,932

Security	Par (000)	Value

Health Care - Services (continued)
8.00%, 03/15/26 (Call 12/01/22)(b)	$1,302	$1,122,597
8.00%, 12/15/27 (Call 12/15/22)(b)	414	334,744
City of Hope
Series 2013, 5.62%, 11/15/43	175	162,580
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(c)	483	375,808
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	330	259,783
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	588	522,644
2.76%, 10/01/24 (Call 07/01/24)	911	865,523
2.78%, 10/01/30 (Call 04/01/30)	368	285,686
3.35%, 10/01/29 (Call 04/01/29)	332	278,790
3.82%, 10/01/49 (Call 04/01/49)	550	376,965
3.91%, 10/01/50 (Call 04/01/50)	405	271,747
4.19%, 10/01/49 (Call 04/01/49)	637	450,442
4.35%, 11/01/42	773	600,760
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	595	349,741
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	364	240,629
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	175	133,522
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	900	653,049
4.63%, 06/01/30 (Call 06/01/25)(b)	1,906	1,486,070
Dignity Health
4.50%, 11/01/42	340	269,175
5.27%, 11/01/64	288	230,345
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	488	368,264
Elevance Health Inc.
0.00%, 10/15/32(h)	500	498,370
1.50%, 03/15/26 (Call 02/15/26)	1,005	888,149
2.25%, 05/15/30 (Call 02/15/30)	694	558,038
2.38%, 01/15/25 (Call 12/15/24)	1,391	1,307,512
2.55%, 03/15/31 (Call 12/15/30)	710	574,553
2.88%, 09/15/29 (Call 06/15/29)	453	385,086
3.13%, 05/15/50 (Call 11/15/49)	661	425,869
3.35%, 12/01/24 (Call 10/01/24)	1,379	1,327,660
3.50%, 08/15/24 (Call 05/15/24)	802	779,327
3.60%, 03/15/51 (Call 09/15/50)	850	598,791
3.65%, 12/01/27 (Call 09/01/27)	1,274	1,179,087
3.70%, 09/15/49 (Call 03/15/49)	560	399,330
4.10%, 03/01/28 (Call 12/01/27)	915	859,267
4.38%, 12/01/47 (Call 06/01/47)	976	786,676
4.55%, 03/01/48 (Call 09/01/47)	787	650,747
4.63%, 05/15/42	655	555,158
4.65%, 01/15/43	360	304,139
4.65%, 08/15/44 (Call 02/15/44)	570	473,773
5.10%, 01/15/44	295	261,063
5.35%, 10/15/25	370	370,189
5.95%, 12/15/34	28	27,799
6.10%, 10/15/52	100	101,994
6.38%, 06/15/37	135	138,011
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	504	450,652
4.63%, 04/01/31 (Call 04/01/26)	285	235,108
4.75%, 02/01/30 (Call 02/01/25)	410	349,427
5.75%, 09/15/25 (Call 12/01/22)	210	208,914
Envision Healthcare Corp., 8.75%, 10/15/26(b)	100	30,506

74	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	$93	$65,566
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	114	98,580
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	40	39,082
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	320	261,677
2.38%, 02/16/31 (Call 11/16/30)(b)(c)	770	536,544
3.00%, 12/01/31 (Call 09/01/31)(b)	885	633,952
3.75%, 06/15/29 (Call 03/15/29)(b)	415	337,080
Global Medical Response Inc., 6.50%, 10/01/25 (Call 11/03/22)(b)	400	309,376
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	318	246,008
4.50%, 07/01/57 (Call 01/01/57)	365	296,125
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	305	194,922
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	302	179,225
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 12/01/22)(b)	157	142,757
Hartford HealthCare Corp., 3.45%, 07/01/54	435	292,794
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,205	898,677
3.13%, 03/15/27 (Call 02/15/27)(b)	180	159,413
3.38%, 03/15/29 (Call 01/15/29)(b)	125	105,969
3.50%, 09/01/30 (Call 03/01/30)	1,944	1,608,330
3.50%, 07/15/51 (Call 01/15/51)	585	362,881
3.63%, 03/15/32 (Call 12/15/31)(b)	1,055	856,723
4.13%, 06/15/29 (Call 03/15/29)	1,479	1,305,144
4.38%, 03/15/42 (Call 09/15/41)(b)	455	341,564
4.50%, 02/15/27 (Call 08/15/26)	1,578	1,477,923
4.63%, 03/15/52 (Call 09/15/51)(b)	610	448,460
5.00%, 03/15/24	1,156	1,146,139
5.13%, 06/15/39 (Call 12/15/38)	1,057	878,684
5.25%, 04/15/25	850	835,975
5.25%, 06/15/26 (Call 12/15/25)	1,246	1,208,495
5.25%, 06/15/49 (Call 12/15/48)	1,042	842,134
5.38%, 02/01/25	1,736	1,714,838
5.38%, 09/01/26 (Call 03/01/26)	1,210	1,174,341
5.50%, 06/15/47 (Call 12/15/46)	1,032	864,279
5.63%, 09/01/28 (Call 03/01/28)	1,215	1,168,709
5.88%, 02/15/26 (Call 08/15/25)	1,795	1,779,725
5.88%, 02/01/29 (Call 08/01/28)	655	639,830
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	205	185,215
2.20%, 06/01/30 (Call 03/01/30)(b)	476	372,194
3.20%, 06/01/50 (Call 12/01/49)(b)	465	296,963
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	885	766,773
2.55%, 05/10/31 (Call 02/10/31)(b)	753	587,513
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	393	287,314
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,062	890,179
2.15%, 02/03/32 (Call 11/03/31)(c)	440	331,056
3.13%, 08/15/29 (Call 05/15/29)	248	212,030
3.70%, 03/23/29 (Call 02/23/29)	725	645,315
3.85%, 10/01/24 (Call 07/01/24)	1,000	974,650
3.95%, 03/15/27 (Call 12/15/26)	931	871,807
3.95%, 08/15/49 (Call 02/15/49)	245	181,518

Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 04/01/25 (Call 03/01/25)	$778	$762,417
4.63%, 12/01/42 (Call 06/01/42)	390	319,781
4.80%, 03/15/47 (Call 09/15/46)	412	343,810
4.88%, 04/01/30 (Call 01/01/30)	500	475,195
4.95%, 10/01/44 (Call 04/01/44)	342	292,273
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	170	135,012
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	720	546,775
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	25	14,835
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	300	227,877
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	440	291,966
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)(c)	350	244,766
IQVIA Inc.
5.00%, 10/15/26 (Call 12/01/22)(b)	640	611,821
5.00%, 05/15/27 (Call 12/01/22)(b)	665	633,313
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	201	150,971
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	160	146,584
4.15%, 05/01/47 (Call 11/01/46)	1,420	1,119,145
4.88%, 04/01/42	681	613,227
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	612	404,685
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	707	473,824
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	844	520,782
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	230	199,603
2.30%, 12/01/24 (Call 11/01/24)	735	689,900
2.70%, 06/01/31 (Call 03/01/31)	250	199,260
2.95%, 12/01/29 (Call 09/01/29)(c)	831	694,741
3.25%, 09/01/24 (Call 07/01/24)	978	941,609
3.60%, 02/01/25 (Call 11/01/24)	467	447,811
3.60%, 09/01/27 (Call 06/01/27)	443	407,790
4.00%, 11/01/23 (Call 08/01/23)	30	29,631
4.70%, 02/01/45 (Call 08/01/44)	708	575,597
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 12/01/22)(b)(c)	495	390,827
6.75%, 04/15/25 (Call 12/01/22)(b)	610	540,198
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)(c)	385	244,698
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	30,443
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	316	230,841
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	510	336,967
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	688	424,565
Mayo Clinic
3.77%, 11/15/43	330	247,335
Series 2013, 4.00%, 11/15/47	150	116,823
Series 2016, 4.13%, 11/15/52	290	232,534
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	529	324,679
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	230	180,292
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	365	240,896
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	404	277,677
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	322	247,953
5.00%, 07/01/42	330	301,561

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2015, 4.20%, 07/01/55	$481	$369,552
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	80	49,470
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	201	188,180
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	373	213,625
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	395	252,788
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	370	317,286
ModivCare Inc., 5.88%, 11/15/25 (Call 12/01/22)(b)	345	329,599
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	485	415,747
3.88%, 05/15/32 (Call 02/15/32)(b)	457	380,768
4.38%, 06/15/28 (Call 06/15/23)(b)	565	507,856
Montefiore Obligated Group
4.29%, 09/01/50	332	190,525
Series 18-C, 5.25%, 11/01/48	297	205,304
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	95	67,212
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	313	231,911
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	605	420,372
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	338	211,324
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	215	119,192
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	153	127,460
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	30	18,811
2.61%, 08/01/60 (Call 02/01/60)	323	169,714
4.02%, 08/01/45	475	372,167
4.06%, 08/01/56	290	220,858
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	377	240,002
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	240	162,526
3.98%, 11/01/46 (Call 11/01/45)	583	415,976
4.26%, 11/01/47 (Call 11/01/46)	715	529,586
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	80	55,665
3.17%, 11/01/51 (Call 05/01/51)	467	297,358
3.32%, 11/01/61 (Call 05/01/61)	254	154,028
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(c)	330	187,146
NYU Langone Hospitals
4.37%, 07/01/47 (Call 01/01/47)	520	407,696
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	25	15,718
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	224	147,336
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	325	211,273
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	380	253,950
4.09%, 10/01/48 (Call 04/01/48)	360	270,968
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	458	365,539
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	213	187,906
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	183	112,446
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)(c)	235	202,861
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	160	118,614

Security	Par (000)	Value

Health Care - Services (continued)
2.86%, 01/01/52 (Call 07/01/51)	$66	$38,207
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	183	116,584
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	218	189,878
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 12/01/22)(b)	640	558,189
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	96	78,423
Series A, 3.93%, 10/01/48 (Call 04/01/48)	275	194,458
Series H, 2.75%, 10/01/26 (Call 07/01/26)	25	22,803
Series I, 3.74%, 10/01/47	655	466,111
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)	176	153,504
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	540	433,301
2.95%, 06/30/30 (Call 03/30/30)	490	409,518
3.45%, 06/01/26 (Call 03/01/26)	842	790,065
3.50%, 03/30/25 (Call 12/30/24)	196	187,909
4.20%, 06/30/29 (Call 03/30/29)	570	524,736
4.25%, 04/01/24 (Call 01/01/24)	115	113,419
4.70%, 03/30/45 (Call 09/30/44)	300	237,468
Quorum Health Corp., 11.63%, 04/15/23(i)(j)	50	—
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(b)(c)	495	263,523
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	200	127,966
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(d)	100	82,444
4.95%, 01/17/28 (Call 10/17/27)(d)	800	712,760
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/22)(b)	810	646,947
Roche Holdings Inc.
1.88%, 03/08/24(b)	300	288,408
1.93%, 12/13/28 (Call 10/13/28)(b)	505	423,311
2.08%, 12/13/31 (Call 09/13/31)(b)	1,100	871,288
2.13%, 03/10/25 (Call 02/10/25)(b)	300	281,895
2.31%, 03/10/27 (Call 02/10/27)(b)	760	678,771
2.38%, 01/28/27 (Call 10/28/26)(b)	455	408,235
2.61%, 12/13/51 (Call 06/13/51)(b)(c)	950	591,879
2.63%, 05/15/26 (Call 02/15/26)(b)	685	633,707
3.00%, 11/10/25 (Call 08/10/25)(b)	399	378,033
3.63%, 09/17/28 (Call 06/17/28)(b)	364	337,421
4.00%, 11/28/44 (Call 05/28/44)(b)	65	52,960
7.00%, 03/01/39(b)	515	596,638
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)	510	383,709
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	420	374,800
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	198	135,040
3.95%, 07/01/46 (Call 07/01/45)	353	268,915
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(c)	100	58,490
Select Medical Corp., 6.25%, 08/15/26 (Call 12/01/22)(b)(c)	965	920,678
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	100	59,840
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	335	191,087
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	310	289,441
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	260	164,744

76	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	$703	$524,846
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	28	23,985
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	331	203,284
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 12/01/22)(b)	190	179,124
10.00%, 04/15/27 (Call 12/01/22)(b)(c)	468	454,512
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	218	195,805
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	489	353,488
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	463	416,144
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	234	184,097
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	310	209,235
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	484	310,404
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b) .	460	379,321
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 11/16/22)(b)(c)	425	322,350
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	970	817,196
4.38%, 01/15/30 (Call 12/01/24)(b)(c)	1,000	840,600
4.63%, 07/15/24 (Call 12/01/22)	484	471,760
4.63%, 09/01/24 (Call 11/16/22)(b)	490	477,196
4.63%, 06/15/28 (Call 06/15/23)(b)	485	427,460
4.88%, 01/01/26 (Call 12/01/22)(b)	1,435	1,356,391
5.13%, 11/01/27 (Call 12/01/22)(b)	945	866,111
6.13%, 10/01/28 (Call 10/01/23)(b)(c)	1,670	1,447,923
6.13%, 06/15/30 (Call 06/15/25)(b)	1,285	1,194,857
6.25%, 02/01/27 (Call 12/01/22)(b)	865	831,057
6.88%, 11/15/31(c)	472	401,596
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	439	232,955
4.33%, 11/15/55	225	179,170
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	164	143,749
6.02%, 11/15/48	443	293,536
Series B, 5.33%, 11/15/28	167	109,109
Tower Health, Series 2020, 4.45%, 02/01/50 (Call 08/01/49)	120	60,701
Trinity Health Corp.
4.13%, 12/01/45	483	380,768
Series 2019, 3.43%, 12/01/48	362	261,636
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	97	62,700
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(b)	425	384,816
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	90	77,393
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	275	260,156
1.15%, 05/15/26 (Call 04/15/26)(c)	950	837,919
1.25%, 01/15/26	558	495,978
2.00%, 05/15/30	980	786,646
2.30%, 05/15/31 (Call 02/15/31)	989	792,664
2.38%, 08/15/24	740	707,877
2.75%, 05/15/40 (Call 11/15/39)	535	367,026
2.88%, 08/15/29	649	562,897
2.90%, 05/15/50 (Call 11/15/49)	545	348,348
2.95%, 10/15/27	575	520,542
3.05%, 05/15/41 (Call 11/15/40)	935	662,317
3.10%, 03/15/26	1,370	1,289,033
3.13%, 05/15/60 (Call 11/15/59)	557	345,062
3.25%, 05/15/51 (Call 11/15/50)	901	611,356
3.38%, 04/15/27	745	695,368

Security	Par (000)	Value

Health Care - Services (continued)
3.45%, 01/15/27	$575	$540,046
3.50%, 02/15/24	939	923,629
3.50%, 08/15/39 (Call 02/15/39)	780	599,750
3.70%, 12/15/25	501	482,473
3.70%, 08/15/49 (Call 02/15/49)	695	513,814
3.75%, 07/15/25	1,041	1,010,780
3.75%, 10/15/47 (Call 04/15/47)	553	415,729
3.85%, 06/15/28	895	833,191
3.88%, 12/15/28	825	767,448
3.88%, 08/15/59 (Call 02/15/59)	647	471,689
3.95%, 10/15/42 (Call 04/15/42)	371	292,552
4.00%, 05/15/29 (Call 03/15/29)	900	837,027
4.20%, 05/15/32 (Call 02/15/32)	955	880,596
4.20%, 01/15/47 (Call 07/15/46)	812	658,776
4.25%, 03/15/43 (Call 09/15/42)	456	377,595
4.25%, 04/15/47 (Call 10/15/46)	764	622,866
4.25%, 06/15/48 (Call 12/15/47)	564	458,058
4.38%, 03/15/42 (Call 09/15/41)	535	450,342
4.45%, 12/15/48 (Call 06/15/48)	357	297,617
4.63%, 07/15/35	905	829,822
4.63%, 11/15/41 (Call 05/15/41)	198	171,531
4.75%, 07/15/45	904	792,058
4.75%, 05/15/52 (Call 11/15/51)	1,250	1,093,925
4.95%, 05/15/62 (Call 11/15/61)	800	705,288
5.00%, 10/15/24	400	400,148
5.15%, 10/15/25	190	190,405
5.25%, 02/15/28	295	295,711
5.30%, 02/15/30	400	400,020
5.35%, 02/15/33	500	501,850
5.70%, 10/15/40 (Call 04/15/40)	10	9,797
5.80%, 03/15/36	733	740,858
5.88%, 02/15/53	880	899,219
5.95%, 02/15/41 (Call 08/15/40)	385	385,300
6.05%, 02/15/63	640	658,496
6.50%, 06/15/37	695	744,282
6.63%, 11/15/37	556	602,137
6.88%, 02/15/38	762	835,426
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(b)	980	823,582
2.65%, 10/15/30 (Call 07/15/30)(b)	1,028	768,019
2.65%, 01/15/32 (Call 10/15/31)(b)	220	157,069
US Renal Care Inc., 10.63%, 07/15/27(b)	333	132,880
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	94	59,338
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	20	12,015
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	694	578,352
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	380	223,588
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	109	58,947

		173,727,661

Holding Companies - Diversified — 0.4%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)(d)	400	396,828
6.88%, 03/25/44 (Call 09/25/43)(d)	200	175,882
Amipeace Ltd.
1.50%, 10/22/25(d)	600	539,208
1.75%, 11/09/26(d)	600	532,470
2.25%, 10/22/30(d)	1,200	962,676
2.50%, 12/05/24(d)	600	570,750

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	$967	$799,438
2.88%, 06/15/27 (Call 05/15/27)	555	456,915
2.88%, 06/15/28 (Call 04/15/28)	913	715,710
3.20%, 11/15/31 (Call 08/15/31)	465	325,495
3.25%, 07/15/25 (Call 06/15/25)	1,049	946,502
3.88%, 01/15/26 (Call 12/15/25)	437	392,251
4.20%, 06/10/24 (Call 05/10/24)	721	693,386
4.25%, 03/01/25 (Call 01/01/25)	731	685,196
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	150	121,601
2.95%, 03/10/26 (Call 02/10/26)	327	276,717
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	110	90,948
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(d)	1,000	962,040
Blackstone Private Credit Fund
1.75%, 09/15/24	745	680,654
2.63%, 12/15/26 (Call 11/15/26)	865	715,035
2.70%, 01/15/25 (Call 11/15/24)	213	195,611
3.25%, 03/15/27 (Call 02/15/27)	805	667,941
4.00%, 01/15/29 (Call 11/15/28)	550	448,734
4.70%, 03/24/25(c)	650	624,695
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	795	639,570
2.75%, 09/16/26 (Call 08/19/26)	375	321,855
2.85%, 09/30/28 (Call 07/30/28)	435	332,283
3.63%, 01/15/26 (Call 12/15/25)	653	588,941
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	146,122
Ccthk 2021 Ltd.
2.00%, 01/19/25(d)	200	183,986
2.75%, 01/19/27(d)	200	177,930
CITIC Ltd.
2.45%, 02/25/25(d)	600	561,018
2.85%, 02/25/30(d)	800	660,680
2.88%, 02/17/27 (Call 01/17/27)(d)	200	180,584
3.50%, 02/17/32 (Call 11/17/31)(d)	200	166,122
3.70%, 06/14/26(d)	200	189,638
3.88%, 02/28/27(d)	400	376,412
4.00%, 01/11/28(d)	400	370,932
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	.200	182,512
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	278	253,152
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(b)	.200	185,634
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,560	1,306,438
3.38%, 09/06/49 (Call 03/06/49)(b)	325	217,428
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(b)	681	662,429
3.63%, 04/11/29 (Call 01/11/29)(b)(c)	817	732,988
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	200	176,830
CNCBINV 1 BVI Ltd., 1.75%, 11/17/24(d)	400	369,088
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	215	156,150
5.25%, 04/15/29 (Call 04/15/24)(b)	580	498,429
Dua Capital Ltd., 2.78%, 05/11/31 (Call 11/11/30)(d)	400	301,920
Fairfax India Holdings Corp., 5.00%, 02/26/28 (Call 12/26/27)(d)	250	223,220
FS KKR Capital Corp.
1.65%, 10/12/24	655	593,928
2.63%, 01/15/27 (Call 12/15/26)	700	563,780

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.13%, 10/12/28 (Call 08/12/28)	$325	$249,343
3.25%, 07/15/27 (Call 06/15/27)	215	176,270
3.40%, 01/15/26 (Call 12/15/25)	405	356,513
4.13%, 02/01/25 (Call 01/01/25)	419	392,004
4.25%, 02/14/25 (Call 01/14/25)(b)	80	74,434
4.63%, 07/15/24 (Call 06/15/24)	230	221,186
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(d)	400	332,688
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	865	782,349
3.75%, 02/10/25 (Call 01/10/25)(c)	350	335,650
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	900	719,973
2.50%, 08/24/26 (Call 07/24/26)	235	195,508
3.38%, 04/15/24 (Call 03/15/24)	239	227,416
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(d)	600	548,268
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(d)	400	364,680
Hainan State Farms International HK Co. Ltd., 3.00%, 02/03/24(d)	400	376,968
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	430	293,406
4.75%, 04/27/27(d)	400	288,476
Huarong Finance 2019 Co. Ltd.
3.25%, 11/13/24 (Call 10/13/24)(d)	400	336,308
3.38%, 02/24/30(d)	1,200	731,328
3.63%, 09/30/30 (Call 06/30/30)(d)	400	243,012
3.75%, 05/29/24(d)	600	527,352
3.88%, 11/13/29 (Call 08/13/29)(d)	400	245,864
4.50%, 05/29/29(d)	700	469,518
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	400	301,420
4.88%, 11/22/26(d)	400	298,348
5.00%, 11/19/25(d)	400	320,072
5.50%, 01/16/25(d)	800	679,112
Huatong International Investment Holdings Co. Ltd., 2.98%, 03/04/24(d)	400	371,288
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	486	407,875
4.75%, 09/15/24 (Call 06/15/24)	730	704,800
5.25%, 05/15/27 (Call 11/15/26)	960	883,843
6.25%, 05/15/26 (Call 12/01/22)	855	821,116
6.38%, 12/15/25 (Call 12/01/22)	486	471,804
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(d)	400	360,688
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	280	204,338
3.75%, 05/28/51 (Call 11/28/50)(b)	460	249,164
4.50%, 04/08/52 (Call 10/08/51)(b)	390	241,441
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(d)	600	570,276
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	855	723,450
5.20%, 05/01/24	500	486,800
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(d)	600	568,626
2.50%, 05/21/26 (Call 04/21/26)(d)	600	548,412
2.50%, 06/03/31 (Call 03/03/31)(d)	600	477,546
2.88%, 11/07/29 (Call 08/07/29)(d)	650	560,059
2.88%, 05/21/30 (Call 02/21/30)(d)	800	672,432
3.00%, 03/28/27 (Call 02/28/27)(d)	200	183,984
3.38%, 03/28/32 (Call 12/28/31)(d)	800	674,616
3.40%, 06/07/51 (Call 12/07/50)(d)	600	424,980

78	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.70%, 11/07/49 (Call 05/07/49)(d)	$1,400	$1,029,658
3.75%, 04/19/29(d)	600	550,746
3.95%, 05/21/50 (Call 11/21/49)(d)	1,400	1,081,010
6.88%, 11/01/41(b)	200	219,986
MDGH-GMTN BV
3.00%, 04/19/24(d)	600	580,800
4.50%, 11/07/28(d)	600	580,884
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	5	4,486
Mumtalakat Sukuk Holding Co.
4.10%, 01/21/27(d)	600	568,740
5.63%, 02/27/24(d)	200	198,804
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	635	527,196
3.50%, 02/25/25 (Call 01/25/25)	547	509,213
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	215	171,998
2.88%, 06/11/28 (Call 04/11/28)	510	384,606
3.40%, 07/15/26 (Call 06/15/26)	837	713,057
3.75%, 07/22/25 (Call 06/22/25)	630	575,694
4.00%, 03/30/25 (Call 02/28/25)	329	305,200
4.25%, 01/15/26 (Call 12/15/25)	570	516,266
5.25%, 04/15/24 (Call 03/15/24)	379	372,061
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	290	233,233
OWL Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	55	45,986
4.70%, 02/08/27 (Call 01/08/27)	81	70,775
7.75%, 09/16/27 (Call 08/16/27)(b)	50	48,767
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	640	513,299
4.75%, 12/15/25 (Call 11/15/25)(b)	764	682,749
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	360	292,090
3.44%, 10/15/28 (Call 08/15/28)	310	227,466
3.71%, 01/22/26 (Call 12/22/25)	565	485,640
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70 (Call 01/16/70)(c)(d)	400	231,584
4.50%, 10/25/42(d)	200	153,538
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(d)	200	178,984
1.88%, 11/22/26 (Call 10/22/26)(d)	600	531,672
3.25%, 05/21/24(d)	200	194,324
3.63%, 05/04/27(d)	400	376,264
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	200	195,106
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	210	177,263
3.88%, 11/01/24 (Call 10/01/24)	105	99,664
Stena AB, 7.00%, 02/01/24(b)(c)	225	212,155
Stena International SA, 6.13%, 02/01/25 (Call 11/11/22)(b)	735	689,967
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(d)	400	335,384
Swire Pacific MTN Financing Ltd., 3.00%, 07/05/24(d)	600	578,982
Temasek Financial I Ltd.
1.00%, 10/06/30 (Call 07/06/30)(b)	500	376,550
1.63%, 08/02/31 (Call 05/02/31)(b)	1,000	778,590
2.25%, 04/06/51 (Call 10/06/50)(b)(c)	600	355,032
2.38%, 08/02/41 (Call 02/02/41)(b)(c)	500	341,945
2.50%, 10/06/70 (Call 04/06/70)(b)	750	409,095
2.75%, 08/02/61 (Call 02/02/61)(b)	600	369,828

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.38%, 07/23/42(b)	$250	$199,293
3.63%, 08/01/28 (Call 05/01/28)(b)(c)	850	802,791
5.38%, 11/23/39(b)	250	260,437
Xi Yang Overseas Ltd., 4.30%, 06/05/24(d)	200	194,166
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	600	536,232
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(d)	200	190,772
Zhongyuan Zhicheng Co. Ltd., 3.20%, 07/06/26(d)	400	353,484

		65,605,198

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25(b)	120	97,032
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	220	165,216
4.63%, 04/01/30 (Call 04/01/25)(b)	295	218,981
6.63%, 01/15/28 (Call 01/15/23)(b)	150	128,252
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 11/16/22)	235	197,313
6.75%, 03/15/25(c)	153	142,279
7.25%, 10/15/29 (Call 10/15/24)	220	182,057
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	340	260,899
5.00%, 06/15/29 (Call 06/15/24)(b)	225	171,772
6.25%, 09/15/27 (Call 12/01/22)(b)	412	359,676
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	300	236,400
6.75%, 06/01/27 (Call 12/01/22)	310	296,143
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,060	885,948
1.40%, 10/15/27 (Call 08/15/27)	205	164,908
2.50%, 10/15/24 (Call 09/15/24)	415	391,237
2.60%, 10/15/25 (Call 09/15/25)	401	367,091
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(b)	350	303,373
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(b)	235	201,931
5.00%, 03/01/28 (Call 03/01/23)(b)(c)	170	140,889
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(b)	330	292,245
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 12/01/22)(b)(c)	10	9,669
KB Home
4.00%, 06/15/31 (Call 12/15/30)	230	174,294
4.80%, 11/15/29 (Call 05/15/29)	180	147,458
6.88%, 06/15/27 (Call 12/15/26)	310	299,931
7.25%, 07/15/30 (Call 07/15/25)	200	184,824
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	422	415,210
4.75%, 05/30/25 (Call 02/28/25)	465	451,650
4.75%, 11/29/27 (Call 05/29/27)	1,255	1,161,251
4.88%, 12/15/23 (Call 09/15/23)	180	178,601
5.00%, 06/15/27 (Call 12/15/26)	440	413,767
5.25%, 06/01/26 (Call 12/01/25)	290	281,871
5.88%, 11/15/24 (Call 05/15/24)	290	290,339
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	180	137,837
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	255	193,795
4.95%, 02/01/28 (Call 02/01/23)	390	334,788
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	320	252,832
5.25%, 12/15/27 (Call 12/15/22)(b)	360	307,919

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	$451	$308,200
3.85%, 01/15/30 (Call 07/15/29)	385	296,950
3.97%, 08/06/61 (Call 02/06/61)	245	122,841
6.00%, 01/15/43 (Call 10/15/42)	485	369,124
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	205	166,185
5.13%, 06/06/27 (Call 12/06/26)	335	301,748
6.00%, 06/01/25 (Call 03/01/25)	213	208,103
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 12/01/22)(b)(c)	185	144,907
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	140	113,554
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	414	398,189
5.50%, 03/01/26 (Call 12/01/25)	650	636,688
6.00%, 02/15/35	303	268,967
6.38%, 05/15/33	345	321,388
7.88%, 06/15/32	188	197,426
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(b)	297	250,460
4.75%, 04/01/29 (Call 04/01/24)(b)	225	183,337
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)(c)	130	113,218
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	330	274,359
5.75%, 01/15/28 (Call 10/15/27)(b)	245	224,721
5.88%, 06/15/27 (Call 03/15/27)(b)	315	296,213
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	205	202,448
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	315	254,684
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	230	186,231
4.35%, 02/15/28 (Call 11/15/27)	345	300,709
4.88%, 11/15/25 (Call 08/15/25)(c)	409	388,579
4.88%, 03/15/27 (Call 12/15/26)	260	239,707
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	267	263,222
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	183	158,641
5.70%, 06/15/28 (Call 12/15/27)	205	177,807
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	220	205,553

		18,013,837

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	60	58,189
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	343	306,477
3.50%, 11/15/51 (Call 05/15/51)	530	346,244
3.80%, 11/15/24 (Call 08/15/24)	20	19,311
4.40%, 03/15/29 (Call 12/15/28)	401	366,550
Midea Investment Development Co. Ltd., 2.88%, 02/24/27 (Call 01/24/27)(d)	400	357,360
Panasonic Holdings Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	245	233,333
3.11%, 07/19/29 (Call 04/19/29)(b)	365	311,517
TCL Technology Investment, 1.88%, 07/14/25(d)	200	179,230
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	475	357,613
4.00%, 04/15/29 (Call 04/15/24)(b)	570	459,762

Security	Par (000)	Value

Home Furnishings (continued)
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	$415	$312,943
3.70%, 05/01/25	420	404,506
4.00%, 03/01/24	85	83,524
4.50%, 06/01/46 (Call 12/01/45)	435	315,332
4.60%, 05/15/50 (Call 11/15/49)(c)	495	357,712
4.70%, 05/14/32 (Call 02/14/32)(c)	195	175,030
4.75%, 02/26/29 (Call 11/26/28)(c)	683	636,426

		5,281,059

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)(c)	310	246,242
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	500	368,205
2.65%, 04/30/30 (Call 02/01/30)	405	320,971
4.88%, 12/06/28 (Call 09/06/28)	855	813,105
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	382	316,605
4.13%, 04/30/31 (Call 04/30/26)(b)	222	185,725
5.13%, 02/01/28 (Call 01/01/23)	225	206,460
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	315	245,048
3.15%, 08/01/27 (Call 05/01/27)	425	388,059
3.95%, 08/01/47 (Call 02/01/47)	324	239,770
5.00%, 06/15/52 (Call 12/15/51)	485	422,120
5.60%, 11/15/32	270	269,501
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	88	67,598
3.10%, 10/01/27 (Call 07/01/27)	849	768,990
3.90%, 05/15/28 (Call 02/15/28)	260	242,624
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,010	843,279
2.00%, 11/02/31 (Call 08/02/31)	710	554,545
2.75%, 02/15/26	422	394,089
2.88%, 02/07/50 (Call 08/07/49)(c)	473	304,186
3.05%, 08/15/25	560	533,730
3.10%, 03/26/30 (Call 12/26/29)	593	519,213
3.20%, 04/25/29 (Call 01/25/29)	718	640,987
3.20%, 07/30/46 (Call 01/30/46)	435	296,292
3.90%, 05/04/47 (Call 11/04/46)	430	327,350
3.95%, 11/01/28 (Call 08/01/28)	392	369,068
5.30%, 03/01/41	85	80,700
6.63%, 08/01/37	372	407,303
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(d)	400	317,536
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(b)	386	349,878
7.00%, 12/31/27 (Call 12/31/23)(b)(c)	315	265,586
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	1,776	1,701,053
3.00%, 06/26/27 (Call 03/26/27)(b)	668	606,083
SC Johnson & Son Inc., 4.75%, 10/15/46(b)	685	575,729
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	275	202,714
5.00%, 10/01/29 (Call 10/01/24)(b)	270	220,558
5.50%, 07/15/30 (Call 07/15/25)(b)	250	202,475
5.75%, 07/15/25 (Call 12/01/22)	226	222,929

		15,036,306

80	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 12/01/22)(b)	$25	$23,923
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 12/01/22)(b)	420	398,979
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	240	232,877
4.45%, 04/01/26 (Call 01/01/26)	1,395	1,297,420
4.88%, 06/01/25 (Call 05/01/25)	310	299,091
5.63%, 04/01/36 (Call 10/01/35)	245	203,678
5.75%, 04/01/46 (Call 10/01/45)	447	343,734
6.38%, 09/15/27 (Call 06/15/27)	305	298,650
6.63%, 09/15/29 (Call 06/15/29)	300	293,175
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(c)	310	237,410
4.38%, 02/01/32 (Call 08/01/26)	270	205,124
4.50%, 10/15/29 (Call 10/15/24)(c)	260	210,829
5.25%, 12/15/26 (Call 11/16/22)(c)	395	367,382
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)(c)	375	215,490
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(d)	400	370,516

		4,998,278

Insurance — 1.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	258	321,594
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	475	388,141
6.00%, 08/01/29 (Call 08/01/24)(b)	305	252,467
7.00%, 11/15/25 (Call 12/01/22)(b)	615	583,032
10.13%, 08/01/26 (Call 12/01/22)(b)	220	219,613
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)	235	215,697
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	332	306,054
3.60%, 04/01/30 (Call 01/01/30)	570	506,451
4.00%, 10/15/46 (Call 04/15/46)	162	120,057
4.75%, 01/15/49 (Call 07/15/48)	440	363,928
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(d)(e)	400	310,260
3.20%, 09/16/40 (Call 03/16/40)(b)	2,190	1,429,544
3.38%, 04/07/30 (Call 01/07/30)(b)(c)	946	804,355
3.60%, 04/09/29 (Call 01/09/29)(b)	707	624,175
3.90%, 04/06/28 (Call 01/06/28)(b)(c)	868	785,540
4.50%, 03/16/46 (Call 09/16/45)(b)	270	213,678
5.63%, 10/25/27	750	739,080
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	326	337,452
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	410	265,594
3.63%, 05/15/30 (Call 02/15/30)	35	31,079
4.90%, 09/15/44 (Call 03/15/44)	100	85,887
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	475	429,215
5.88%, 11/01/29 (Call 11/01/24)(b)	279	236,935
6.75%, 10/15/27 (Call 12/01/22)(b)	1,005	918,560
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	219	208,387
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	355	308,044
1.45%, 12/15/30 (Call 09/15/30)	655	481,346
3.28%, 12/15/26 (Call 09/15/26)	416	386,947

Security	Par (000)	Value

Insurance (continued)
3.85%, 08/10/49 (Call 02/10/49)	$465	$337,613
4.20%, 12/15/46 (Call 06/15/46)	548	428,492
4.50%, 06/15/43	533	439,960
5.35%, 06/01/33	88	85,050
5.55%, 05/09/35	192	188,488
5.95%, 04/01/36	50	50,469
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)	109	105,504
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	351	328,704
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	574	433,554
5.25%, 04/02/30 (Call 01/02/30)	175	165,650
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	493	457,755
3.40%, 06/30/30 (Call 03/30/30)	200	172,050
3.90%, 04/01/26 (Call 01/01/26)	578	550,562
4.13%, 02/15/24	421	415,304
4.20%, 04/01/28 (Call 01/01/28)	200	185,376
4.38%, 06/30/50 (Call 12/30/49)	770	602,263
4.50%, 07/16/44 (Call 01/16/44)	180	143,689
4.75%, 04/01/48 (Call 10/01/47)	784	648,611
4.80%, 07/10/45 (Call 01/10/45)	654	541,499
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	484	432,086
American National Group Inc., 6.14%, 06/13/32 (Call 03/13/32)(b)	100	92,669
Americo Life Inc., 3.45%, 04/15/31(b)	630	466,137
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	760	576,992
3.83%, 03/11/51 (Call 09/11/50)(b)	310	191,224
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)(c)	470	407,354
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,188	974,968
3.75%, 05/02/29 (Call 02/02/29)	224	199,741
4.50%, 12/15/28 (Call 09/15/28)	1,205	1,125,542
6.25%, 09/30/40	190	188,528
8.21%, 01/01/27	585	612,466
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	660	492,624
2.60%, 12/02/31 (Call 09/02/31)	255	197,923
2.85%, 05/28/27 (Call 04/28/27)	120	106,537
2.90%, 08/23/51 (Call 02/23/51)	155	90,505
3.90%, 02/28/52 (Call 08/28/51)	250	177,193
5.00%, 09/12/32 (Call 06/12/32)	210	198,889
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	755	734,456
3.88%, 12/15/25 (Call 09/15/25)	650	618,676
4.60%, 06/14/44 (Call 03/14/44)	440	353,742
4.75%, 05/15/45 (Call 11/15/44)	312	253,381
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	153	151,095
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	72	67,933
5.03%, 12/15/46 (Call 06/15/46)	443	359,534
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	366	235,122
7.35%, 05/01/34	208	223,113
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	543	459,677

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Argentum Netherlands BV for Swiss Re Ltd.
5.63%, 08/15/52 (Call 08/15/27), (3 mo. LIBOR US + 3.784%)(a)(d)	$400	$351,900
5.75%, 08/15/50 (Call 08/15/25), (3 mo. LIBOR US + 3.593%)(a)(d)	400	365,956
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	580	437,529
3.05%, 03/09/52 (Call 09/09/51)	460	267,269
3.50%, 05/20/51 (Call 11/20/50)	325	209,778
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	105	75,677
3.70%, 02/22/30 (Call 11/22/29)	346	284,543
4.90%, 03/27/28 (Call 12/27/27)	192	179,906
7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(a)	246	234,176
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	155	123,182
3.60%, 09/15/51 (Call 03/15/51)	153	93,535
5.00%, 07/01/24(c)	143	142,232
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(b)	375	308,381
7.00%, 08/15/25 (Call 12/01/22)(b)	296	285,501
Athene Global Funding
0.91%, 08/19/24(b)	1,395	1,268,683
0.95%, 01/08/24(b)	120	113,111
1.00%, 04/16/24(b)	1,120	1,042,530
1.45%, 01/08/26(b)	25	21,622
1.61%, 06/29/26(b)	635	539,350
1.72%, 01/07/25(b)	200	183,348
1.73%, 10/02/26(b)	985	831,616
1.99%, 08/19/28(b)	1,445	1,141,983
2.50%, 01/14/25(b)	166	154,221
2.50%, 03/24/28(b)	15	12,368
2.55%, 06/29/25(b)	1,055	956,347
2.55%, 11/19/30(b)	550	412,472
2.67%, 06/07/31(b)	220	163,341
2.72%, 01/07/29(b)	200	162,172
2.75%, 06/25/24(b)	1,258	1,190,684
2.95%, 11/12/26(b)	448	391,987
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(c)	40	23,244
3.50%, 01/15/31 (Call 10/15/30)	707	553,298
3.95%, 05/25/51 (Call 11/25/50)	225	143,838
4.13%, 01/12/28 (Call 10/12/27)	906	806,838
6.15%, 04/03/30 (Call 01/03/30)	170	164,776
AXA SA, 5.13%, 01/17/47 (Call 01/17/27), (3 mo. LIBOR US + 3.883%)(a)(d)	400	366,192
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	356	307,776
4.90%, 01/15/40 (Call 01/15/30)(a)	141	113,794
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	565	517,376
Beazley Insurance DAC, 5.50%, 09/10/29(d)	400	351,420
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	1,103	819,044
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,038	795,855
1.85%, 03/12/30 (Call 12/12/29)	408	326,624
2.30%, 03/15/27 (Call 02/15/27)(c)	600	542,232
2.50%, 01/15/51 (Call 07/15/50)	892	508,226
2.85%, 10/15/50 (Call 04/15/50)	1,163	715,582

Security	Par (000)	Value

Insurance (continued)
2.88%, 03/15/32 (Call 12/15/31)	$50	$41,604
3.85%, 03/15/52 (Call 09/15/51)	800	588,112
4.20%, 08/15/48 (Call 02/15/48)	1,126	908,063
4.25%, 01/15/49 (Call 07/15/48)	1,300	1,061,658
4.30%, 05/15/43	115	94,946
4.40%, 05/15/42	558	476,761
5.75%, 01/15/40	838	845,668
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	1,550	1,469,012
4.50%, 02/11/43	575	501,958
Brighthouse Financial Global Funding
1.20%, 12/15/23(b)	250	238,088
1.55%, 05/24/26(b)	160	136,886
1.75%, 01/13/25(b)	200	182,140
2.00%, 06/28/28(b)(c)	215	174,266
Brighthouse Financial Inc.
4.70%, 06/22/47 (Call 12/22/46)	776	536,992
5.63%, 05/15/30 (Call 02/15/30)(c)	760	707,112
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	430	347,578
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	775	572,764
4.20%, 09/15/24 (Call 06/15/24)	880	858,018
4.20%, 03/17/32 (Call 12/17/31)	190	159,568
4.50%, 03/15/29 (Call 12/15/28)	152	138,946
4.95%, 03/17/52 (Call 09/17/51)	255	194,463
Chubb Corp. (The)
6.00%, 05/11/37	264	270,560
Series 1, 6.50%, 05/15/38	520	548,356
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	749	557,743
2.85%, 12/15/51 (Call 06/15/51)	110	67,389
3.05%, 12/15/61 (Call 06/15/61)	453	268,769
3.15%, 03/15/25	1,389	1,327,287
3.35%, 05/15/24	497	483,283
3.35%, 05/03/26 (Call 02/03/26)	994	935,931
4.35%, 11/03/45 (Call 05/03/45)	1,005	818,070
6.70%, 05/15/36	20	21,386
Cincinnati Financial Corp.
6.13%, 11/01/34	388	388,815
6.92%, 05/15/28	30	31,359
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26), (3 mo. LIBOR US + 4.918%)(a)(d)	400	372,764
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	230	174,400
3.45%, 08/15/27 (Call 05/15/27)	395	357,033
3.90%, 05/01/29 (Call 02/01/29)	475	418,746
3.95%, 05/15/24 (Call 02/15/24)	409	399,364
4.50%, 03/01/26 (Call 12/01/25)	655	631,066
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	287	281,458
5.25%, 05/30/29 (Call 02/28/29)	729	664,279
CNO Global Funding
1.65%, 01/06/25(b)	280	256,511
1.75%, 10/07/26(b)	300	257,301
2.65%, 01/06/29(b)	200	164,654
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(b)	300	282,987
3.65%, 04/05/27 (Call 03/05/27)(b)	800	725,520
3.85%, 04/05/29 (Call 02/05/29)(b)	450	393,367

82	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.90%, 04/05/32 (Call 01/05/32)(b)	$575	$481,419
4.35%, 04/05/42 (Call 10/05/41)(b)	300	225,735
4.40%, 04/05/52 (Call 10/05/51)(b)	565	413,665
6.88%, 12/15/52 (Call 09/15/27)(a)(b)	630	566,376
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	360	283,363
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	30	24,551
1.78%, 03/17/31 (Call 12/17/30)(b)	892	651,124
3.08%, 09/17/51 (Call 03/17/51)(b)	345	195,087
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(a)	356	275,449
5.75%, 09/01/40 (Call 09/01/25)(a)	275	244,354
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	560	387,251
4.95%, 06/01/29 (Call 03/01/29)	442	391,179
Equitable Financial Life Global Funding
0.50%, 11/17/23(b)	1,140	1,083,969
0.80%, 08/12/24(b)	545	502,152
1.00%, 01/09/26(b)	370	319,872
1.10%, 11/12/24(b)	670	614,464
1.30%, 07/12/26(b)	1,355	1,157,007
1.40%, 07/07/25(b)	875	781,366
1.40%, 08/27/27(b)	155	127,994
1.70%, 11/12/26(b)(c)	1,215	1,047,840
1.75%, 11/15/30(b)	922	686,973
1.80%, 03/08/28(b)	277	226,810
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	943	874,236
5.00%, 04/20/48 (Call 10/20/47)	602	482,605
7.00%, 04/01/28	58	61,000
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	429	250,111
3.50%, 10/15/50 (Call 04/15/50)	245	155,372
4.87%, 06/01/44	95	75,774
F&G Global Funding
0.90%, 09/20/24(b)	435	394,845
1.75%, 06/30/26(b)	505	436,471
2.00%, 09/20/28(b)	755	600,723
2.30%, 04/11/27(b)	500	428,675
5.15%, 07/07/25(b)	100	97,162
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	245	192,443
4.63%, 04/29/30 (Call 01/29/30)	296	261,054
4.85%, 04/17/28 (Call 01/17/28)	450	414,103
5.63%, 08/16/32 (Call 05/16/32)(b)	50	45,440
Farmers Exchange Capital, 7.05%, 07/15/28(b)	250	256,418
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(a)(b)	205	195,681
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 1.374%)(a)(b)	740	584,541
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	180	176,047
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	533	388,466
3.20%, 09/17/51 (Call 03/17/51)	270	144,558
3.40%, 06/15/30 (Call 03/15/30)	635	510,178
4.50%, 08/15/28 (Call 05/15/28)	81	74,655
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	110	76,813
4.00%, 05/15/30 (Call 02/15/30)	100	81,633

Security	Par (000)	Value

Insurance (continued)
Five Corners Funding Trust, 4.42%, 11/15/23(b)	$582	$575,132
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	843	687,171
FWD Ltd., 5.00%, 09/24/24(d)	200	193,278
GA Global Funding Trust
1.00%, 04/08/24(b)	1,218	1,131,023
1.63%, 01/15/26(b)	640	558,336
2.25%, 01/06/27(b)	350	300,265
2.90%, 01/06/32(b)	300	226,971
Genworth Holdings Inc., 6.50%, 06/15/34	235	195,179
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	640	448,653
4.40%, 10/15/29 (Call 07/15/29)(b)	945	776,355
4.70%, 10/15/51 (Call 07/15/26)(a)(b)	512	378,376
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	920	698,666
4.55%, 09/15/28 (Call 06/15/28)	322	305,485
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)(c)	200	183,336
4.58%, 05/17/48 (Call 11/17/47)(b)	420	324,408
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	264	193,435
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	1,948	1,709,760
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 12/01/22)(b)	340	324,258
Guardian Life Global Funding
1.40%, 07/06/27(b)	210	175,802
1.63%, 09/16/28(b)	83	66,820
2.90%, 05/06/24(b)	190	183,686
3.25%, 03/29/27(b)	500	462,280
5.55%, 10/28/27	500	500,520
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	361	220,795
4.85%, 01/24/77(b)	615	467,917
4.88%, 06/19/64(b)	368	287,132
Guoren Property & Casualty Insurance Co Ltd., 3.35%, 06/01/26 (Call 03/01/26)(d)	400	345,936
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	320	240,208
4.50%, 04/15/26 (Call 01/15/26)	18	17,252
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32 (Call 02/04/27)(a)(d)	400	331,552
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	540	448,319
2.90%, 09/15/51 (Call 03/15/51)	40	23,474
3.60%, 08/19/49 (Call 02/19/49)	670	454,186
4.30%, 04/15/43	542	408,202
4.40%, 03/15/48 (Call 09/15/47)	165	129,188
5.95%, 10/15/36	460	440,951
6.10%, 10/01/41	237	226,693
High Street Funding Trust I, 4.11%, 02/15/28 (Call 11/15/27)(b)	205	187,770
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(b)	325	261,905
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	325	210,886
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(b)	335	287,933
7.00%, 05/01/26 (Call 11/14/22)(b)	1,242	1,225,779
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(b)	175	167,923

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Jackson Financial Inc.
4.00%, 11/23/51 (Call 05/23/51)	$235	$141,378
5.17%, 06/08/27 (Call 05/08/27)	250	238,890
5.67%, 06/08/32 (Call 03/08/32)	200	182,264
Jackson National Life Global Funding
2.65%, 06/21/24(b)	380	361,844
3.05%, 04/29/26(b)(c)	457	419,297
3.05%, 06/21/29(b)	150	127,152
3.25%, 01/30/24(b)	170	164,900
3.88%, 06/11/25(b)	425	405,344
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	385	394,398
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	30	22,780
3.80%, 02/23/32 (Call 11/23/31)	270	219,596
4.35%, 02/15/25 (Call 11/15/24)	180	174,384
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27)(a)(d)	200	180,910
La Mondiale SAM, 5.88%, 01/26/47 (Call 01/26/27)(a)(d)	600	534,600
Legal & General Group PLC, 5.25%, 03/21/47 (Call 03/21/27)(a)(d)	200	176,126
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	370	238,735
3.95%, 05/15/60 (Call 11/15/59)(b)	1,005	605,171
4.13%, 12/15/51 (Call 09/15/26)(a)(b)	305	230,868
4.30%, 02/01/61 (Call 02/01/26)(b)	495	286,442
4.57%, 02/01/29(b)	1,120	1,005,424
4.85%, 08/01/44(b)(c)	135	108,567
5.50%, 06/15/52 (Call 12/15/51)(b)	275	226,391
7.80%, 03/07/87(b)	325	356,255
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	443	364,385
3.35%, 03/09/25	416	397,879
3.40%, 01/15/31 (Call 10/15/30)	380	313,899
3.63%, 12/12/26 (Call 09/15/26)	723	671,775
3.80%, 03/01/28 (Call 12/01/27)	298	273,034
4.35%, 03/01/48 (Call 09/01/47)	455	333,224
4.38%, 06/15/50 (Call 12/15/49)(c)	95	68,529
6.30%, 10/09/37	158	153,156
7.00%, 06/15/40	236	239,047
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	670	569,969
3.75%, 04/01/26 (Call 01/01/26)	375	360,285
4.13%, 05/15/43 (Call 11/15/42)	477	357,698
6.00%, 02/01/35	35	34,796
M&G PLC, 6.50%, 10/20/48 (Call 10/20/28)(a)(d)	200	182,054
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	596	528,700
3.70%, 03/16/32 (Call 12/16/31)(c)	150	127,991
4.06%, 02/24/32 (Call 02/24/27)(a)	295	260,715
4.15%, 03/04/26	1,568	1,508,902
5.38%, 03/04/46	626	568,108
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	740	628,889
3.45%, 05/07/52 (Call 11/07/51)	180	114,057
3.50%, 11/01/27 (Call 08/01/27)	160	143,565
4.15%, 09/17/50 (Call 03/17/50)	316	222,786
4.30%, 11/01/47 (Call 05/01/47)	205	149,939
5.00%, 04/05/46	364	299,357
5.00%, 05/20/49 (Call 11/20/48)	385	314,068

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	$931	$733,172
2.38%, 12/15/31 (Call 09/15/31)	175	136,010
2.90%, 12/15/51 (Call 06/15/51)	80	47,340
3.50%, 06/03/24 (Call 03/03/24)	382	371,361
3.50%, 03/10/25 (Call 12/10/24)	505	485,068
3.75%, 03/14/26 (Call 12/14/25)	453	431,279
3.88%, 03/15/24 (Call 02/15/24)	1,183	1,162,096
4.20%, 03/01/48 (Call 09/01/47)	430	329,410
4.35%, 01/30/47 (Call 07/30/46)	326	254,453
4.38%, 03/15/29 (Call 12/15/28)	1,053	994,580
4.75%, 03/15/39 (Call 09/15/38)	380	326,986
4.90%, 03/15/49 (Call 09/15/48)	859	732,358
5.75%, 11/01/32	200	200,568
5.88%, 08/01/33	235	234,793
6.25%, 11/01/52(c)	200	204,292
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	625	355,300
3.38%, 04/15/50(b)	165	106,616
3.73%, 10/15/70(b)	548	340,730
4.90%, 04/01/77(b)	219	165,608
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(a)(b)	845	686,892
MassMutual Global Funding II
0.60%, 04/12/24(b)	948	886,134
1.55%, 10/09/30(b)(c)	125	92,903
2.35%, 01/14/27(b)(c)	1,120	1,004,506
2.75%, 06/22/24(b)	853	819,187
2.80%, 03/21/25(b)	300	284,118
2.95%, 01/11/25(b)	250	238,440
3.40%, 03/08/26(b)	360	339,325
4.15%, 08/26/25(b)	200	193,378
MBIA Inc., 5.70%, 12/01/34(c)	205	171,845
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	500	455,330
Met Tower Global Funding
1.25%, 09/14/26(b)	205	175,406
3.70%, 06/13/25(b)	700	671,944
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	325	338,377
MetLife Inc.
3.00%, 03/01/25	446	425,796
3.60%, 04/10/24	635	621,005
3.60%, 11/13/25 (Call 08/13/25)	256	245,645
4.05%, 03/01/45	639	491,602
4.13%, 08/13/42	495	389,634
4.55%, 03/23/30 (Call 12/23/29)	855	813,216
4.60%, 05/13/46 (Call 11/13/45)	407	339,031
4.72%, 12/15/44	510	421,102
4.88%, 11/13/43	608	523,810
5.00%, 07/15/52 (Call 01/15/52)	490	427,731
5.70%, 06/15/35	521	515,305
5.88%, 02/06/41	695	666,317
6.38%, 06/15/34	440	460,948
6.40%, 12/15/66 (Call 12/15/31)	1,098	1,011,016
6.50%, 12/15/32	465	487,915
9.25%, 04/08/68 (Call 04/08/33)(b)	215	241,441
10.75%, 08/01/69 (Call 08/01/34)	520	670,738
Metropolitan Life Global Funding, 2.40%, 01/11/32(b)	300	231,825

84	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	$250	$236,298
0.70%, 09/27/24(b)(c)	165	151,221
0.95%, 07/02/25(b)	245	219,018
1.55%, 01/07/31(b)	295	217,636
1.88%, 01/11/27(b)	600	520,656
2.80%, 03/21/25(b)	165	156,026
2.95%, 04/09/30(b)	685	572,064
3.00%, 09/19/27(b)	225	200,502
3.05%, 06/17/29(b)	268	231,750
3.30%, 03/21/29(b)	300	260,916
3.45%, 12/18/26(b)	773	712,335
4.30%, 08/25/29(b)	300	275,916
4.40%, 06/30/27(b)	150	143,672
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	455	412,781
Muang Thai Life Assurance PCL, 3.55%, 01/27/37 (Call 10/27/26)(a)(d)	200	161,546
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31)(a)(b)	400	380,672
Munich Re America Corp., Series B, 7.45%, 12/15/26	305	325,615
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24)(a)(b)	275	260,414
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(a)(b)(c)	25	20,014
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	735	481,579
5.30%, 11/18/44(b)	498	406,179
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,580	1,122,906
4.95%, 04/22/44(b)	78	62,958
8.25%, 12/01/31(b)	25	27,536
9.38%, 08/15/39(b)	475	588,715
New York Life Global Funding
0.60%, 08/27/24(b)	900	829,845
0.85%, 01/15/26(b)	475	416,485
0.95%, 06/24/25(b)	693	619,341
1.15%, 06/09/26(b)	1,000	870,820
1.20%, 08/07/30(b)	50	36,730
1.45%, 01/14/25(b)(c)	200	184,436
1.85%, 08/01/31(b)	525	399,021
2.00%, 01/22/25(b)	1,085	1,010,764
2.35%, 07/14/26(b)	100	90,689
2.88%, 04/10/24(b)	746	722,919
2.90%, 01/17/24(b)	258	251,622
3.00%, 01/10/28(b)	323	292,599
3.15%, 06/06/24(b)	420	407,543
3.25%, 04/07/27(b)	230	212,791
3.60%, 08/05/25(b)	300	287,127
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	1,231	875,204
4.45%, 05/15/69 (Call 11/15/68)(b)	717	540,589
5.88%, 05/15/33(b)	530	530,965
6.75%, 11/15/39(b)	454	484,186
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)	360	267,944
2.90%, 09/16/51 (Call 09/16/31)(a)(b)	645	478,229
3.40%, 01/23/50 (Call 01/23/30)(a)(b)	820	655,861
4.70%, 01/20/46 (Call 01/20/26)(a)(b)	835	768,250
5.10%, 10/16/44 (Call 10/16/24)(a)(b)	1,305	1,252,265
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	365	365,996

Security	Par (000)	Value

Insurance (continued)
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	$110	$95,577
1.70%, 06/01/28(b)	300	245,928
1.75%, 01/11/27(b)	750	648,817
4.00%, 07/01/25(b)	1,000	969,690
4.35%, 09/15/27(b)	450	432,166
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(b)	1,136	730,971
3.85%, 09/30/47 (Call 03/30/47)(b)	806	574,186
6.06%, 03/30/40(b)	252	245,929
Ohio National Financial Services Inc., 5.80%, 01/24/30 (Call 10/24/29)(b)	375	342,806
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	455	294,744
3.88%, 08/26/26 (Call 07/26/26)	203	190,343
4.88%, 10/01/24 (Call 09/01/24)	25	24,747
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	165	110,811
Pacific Life Global Funding II
1.20%, 06/24/25(b)	800	715,896
1.38%, 04/14/26(b)	1,240	1,079,457
1.45%, 01/20/28(b)	90	72,377
1.60%, 09/21/28(b)	1,053	830,964
2.45%, 01/11/32(b)	945	722,783
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(a)(b)	454	336,223
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(b)	880	556,230
5.13%, 01/30/43(b)	50	42,883
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	524	459,176
4.50%, 10/01/50 (Call 04/01/30)(a)	115	94,092
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)(c)	310	187,649
Phoenix Group Holdings PLC, 5.38%, 07/06/27(d)	200	172,178
Pricoa Global Funding I
0.80%, 09/01/25(b)	490	431,857
1.15%, 12/06/24(b)(c)	685	627,686
1.20%, 09/01/26(b)	660	570,088
2.40%, 09/23/24(b)	668	633,311
4.20%, 08/28/25(b)	260	250,864
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(c)	225	176,290
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	1,040	806,551
3.10%, 11/15/26 (Call 08/15/26)	815	740,338
3.40%, 05/15/25 (Call 02/15/25)	669	638,333
3.70%, 05/15/29 (Call 02/15/29)	510	452,457
4.30%, 11/15/46 (Call 05/15/46)	120	92,928
4.35%, 05/15/43	180	139,736
4.63%, 09/15/42	300	241,146
6.05%, 10/15/36	10	9,780
Principal Life Global Funding, 1.38%, 01/10/25(b)	545	499,247
Principal Life Global Funding II
0.75%, 04/12/24(b)	720	672,127
0.75%, 08/23/24(b)	30	27,634
0.88%, 01/12/26(b)	625	540,287
1.25%, 06/23/25(b)	960	860,938
1.25%, 08/16/26(b)	350	297,633
1.50%, 11/17/26(b)	300	256,584
1.50%, 08/27/30(b)	475	346,688
1.63%, 11/19/30(b)	275	200,676

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.25%, 11/21/24(b)(c)	$650	$608,757
2.50%, 09/16/29(b)	320	260,694
3.00%, 04/18/26(b)	450	412,258
Progressive Corp. (The)
2.45%, 01/15/27	346	310,964
2.50%, 03/15/27 (Call 02/15/27)	310	276,836
3.00%, 03/15/32 (Call 12/15/31)	235	194,369
3.20%, 03/26/30 (Call 12/26/29)	235	203,261
3.70%, 01/26/45	330	239,408
3.70%, 03/15/52 (Call 09/15/51)	245	173,712
3.95%, 03/26/50 (Call 09/26/49)	255	189,228
4.00%, 03/01/29 (Call 12/01/28)	332	308,624
4.13%, 04/15/47 (Call 10/15/46)	685	534,629
4.20%, 03/15/48 (Call 09/15/47)	454	356,190
4.35%, 04/25/44	146	117,962
6.25%, 12/01/32	10	10,452
6.63%, 03/01/29	251	266,258
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	402	368,296
Protective Life Global Funding
0.47%, 01/12/24(b)	215	202,521
0.78%, 07/05/24(b)	1,285	1,186,029
1.17%, 07/15/25(b)	1,815	1,607,437
1.30%, 09/20/26(b)(c)	1,110	950,227
1.62%, 04/15/26(b)	900	789,939
3.10%, 04/15/24(b)	200	192,790
3.22%, 03/28/25(b)	1,155	1,092,226
4.71%, 07/06/27(b)	433	414,572
Provident Financing Trust I, 7.41%, 03/15/38	125	127,703
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	389	344,915
2.10%, 03/10/30 (Call 12/10/29)	305	241,813
3.00%, 03/10/40 (Call 09/10/39)	573	392,769
3.70%, 10/01/50 (Call 07/01/30)(a)	320	249,107
3.70%, 03/13/51 (Call 09/13/50)	1,126	798,514
3.88%, 03/27/28 (Call 12/27/27)	589	553,283
3.91%, 12/07/47 (Call 06/07/47)	638	470,748
3.94%, 12/07/49 (Call 06/07/49)	850	624,495
4.35%, 02/25/50 (Call 08/25/49)	634	501,703
4.42%, 03/27/48 (Call 09/27/47)	495	396,238
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	860	749,180
4.60%, 05/15/44	496	409,736
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	629	586,951
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	830	777,428
5.70%, 12/14/36	369	360,557
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	1,108	1,012,845
5.75%, 07/15/33(c)	115	114,192
6.63%, 12/01/37	90	92,941
6.63%, 06/21/40	35	35,690
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	735	779,886
Prudential PLC
2.95%, 11/03/33 (Call 08/03/28)(a)(d)	700	528,164
3.13%, 04/14/30	875	717,789
3.63%, 03/24/32 (Call 12/24/31)	600	491,304

Security	Par (000)	Value

Insurance (continued)
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	$563	$463,310
3.90%, 05/15/29 (Call 02/15/29)	596	530,577
3.95%, 09/15/26 (Call 06/15/26)	400	379,288
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	835	711,512
2.50%, 10/30/24(b)	35	32,842
2.75%, 01/21/27(b)	210	185,491
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	228	208,670
3.70%, 04/01/25 (Call 01/01/25)	35	33,616
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	267	235,275
RGA Global Funding
2.00%, 11/30/26(b)	635	551,986
2.70%, 01/18/29(b)	500	414,240
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)	250	213,258
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	465	425,322
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	215	158,096
4.45%, 05/12/27 (Call 02/12/27)(b)	20	18,307
4.75%, 04/08/32 (Call 01/08/32)(b)	1,000	799,500
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)(c)	743	560,690
5.13%, 11/13/26 (Call 09/13/26)(b)	475	406,614
Securian Financial Group Inc., 4.80%, 04/15/48(b)	95	73,466
Security Benefit Global Funding, 1.25%, 05/17/24(b)	70	65,099
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	80	65,508
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	875	790,562
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(a)(b)	520	405,044
4.00%, 09/14/77 (Call 09/14/27), (3 mo. LIBOR US + 2.993%)(a)(b)(c)	935	820,126
Swiss Re America Holding Corp., 7.00%, 02/15/26	17	17,812
Swiss Re Finance Luxembourg SA
4.25%, (Call 09/04/24)(a)(d)(e)	400	336,000
5.00%, 04/02/49 (Call 04/02/29)(a)(b)	520	454,756
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	813	649,018
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	852	551,713
4.27%, 05/15/47 (Call 11/15/46)(b)	1,469	1,156,485
4.38%, 09/15/54 (Call 09/15/24)(a)(b)	730	699,822
4.90%, 09/15/44(b)	1,246	1,064,508
6.85%, 12/16/39(b)	459	479,981
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25)(a)(d)(e)	200	165,526
Transatlantic Holdings Inc., 8.00%, 11/30/39	130	151,319
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	185	106,567
3.05%, 06/08/51 (Call 12/08/50)	629	400,270
3.75%, 05/15/46 (Call 11/15/45)	250	184,325
4.00%, 05/30/47 (Call 11/30/46)	470	357,322
4.05%, 03/07/48 (Call 09/07/47)	82	62,644
4.10%, 03/04/49 (Call 09/04/48)	582	447,500
4.30%, 08/25/45 (Call 02/25/45)	490	388,095
4.60%, 08/01/43	200	167,524
5.35%, 11/01/40	550	518,067

86	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.25%, 06/15/37	$665	$691,560
6.75%, 06/20/36	230	249,421
Travelers Property Casualty Corp., 6.38%, 03/15/33	162	171,404
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	259	246,669
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	130	113,549
4.13%, 06/15/51 (Call 12/15/50)	50	31,452
4.50%, 12/15/49 (Call 06/15/49)	515	337,500
5.75%, 08/15/42	425	350,527
USI Inc./NY, 6.88%, 05/01/25 (Call 12/01/22)(b)	439	428,196
Vigorous Champion International Ltd.
2.75%, 06/02/25(d)	400	360,804
4.25%, 05/28/29(d)	400	317,236
Voya Financial Inc.
3.65%, 06/15/26	438	406,644
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	250	193,528
4.80%, 06/15/46	170	129,297
5.70%, 07/15/43	265	229,008
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	430	241,759
4.00%, 05/12/50 (Call 11/12/49)	60	43,157
4.75%, 08/01/44	305	248,389
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	5	4,957
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	167	107,197
5.15%, 01/15/49 (Call 07/15/48)(b)	210	179,141
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	544	441,674
3.60%, 05/15/24 (Call 03/15/24)	910	880,552
3.88%, 09/15/49 (Call 03/15/49)	528	349,140
4.50%, 09/15/28 (Call 06/15/28)	639	587,273
4.65%, 06/15/27 (Call 05/15/27)	325	306,192
5.05%, 09/15/48 (Call 03/15/48)	320	252,051
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/45 (Call 10/01/25), (3 mo. LIBOR US + 3.177%)(a)(d)	400	347,824
XLIT Ltd.
5.25%, 12/15/43	353	325,279
5.50%, 03/31/45	460	406,700
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(d)	400	315,012
3.50%, 03/08/26 (Call 12/08/25)(d)	400	303,552

		232,169,768

Internet — 0.6%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(b)	250	203,725
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	200	143,980
2.70%, 02/09/41 (Call 08/09/40)	60	31,268
3.15%, 02/09/51 (Call 08/09/50)	1,118	544,611
3.25%, 02/09/61 (Call 08/09/60)	408	189,279
3.40%, 12/06/27 (Call 09/06/27)(c)	2,005	1,722,917
3.60%, 11/28/24 (Call 08/28/24)	3,207	3,041,872
4.00%, 12/06/37 (Call 06/06/37)	855	586,359
4.20%, 12/06/47 (Call 06/06/47)(c)	1,490	910,643
4.40%, 12/06/57 (Call 06/06/57)	680	404,913
4.50%, 11/28/34 (Call 05/28/34)	463	357,769

Security	Par (000)	Value

Internet (continued)
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	$682	$609,612
0.80%, 08/15/27 (Call 06/15/27)	1,030	867,425
1.10%, 08/15/30 (Call 05/15/30)	1,595	1,225,821
1.90%, 08/15/40 (Call 02/15/40)	1,582	1,003,162
2.00%, 08/15/26 (Call 05/15/26)	1,000	910,500
2.05%, 08/15/50 (Call 02/15/50)	1,380	788,698
2.25%, 08/15/60 (Call 02/15/60)	839	458,757
3.38%, 02/25/24	670	660,104
Amazon.com Inc.
0.45%, 05/12/24	1,845	1,729,909
0.80%, 06/03/25 (Call 05/03/25)	1,280	1,158,515
1.00%, 05/12/26 (Call 04/12/26)	1,852	1,621,296
1.20%, 06/03/27 (Call 04/03/27)	470	400,069
1.50%, 06/03/30 (Call 03/03/30)	1,579	1,234,889
1.65%, 05/12/28 (Call 03/12/28)	1,460	1,233,364
2.10%, 05/12/31 (Call 02/12/31)	1,808	1,447,557
2.50%, 06/03/50 (Call 12/03/49)	1,616	962,263
2.70%, 06/03/60 (Call 12/03/59)	1,040	589,285
2.80%, 08/22/24 (Call 06/22/24)	2,008	1,941,595
2.88%, 05/12/41 (Call 11/12/40)	1,480	1,049,024
3.10%, 05/12/51 (Call 11/12/50)	1,824	1,221,533
3.15%, 08/22/27 (Call 05/22/27)	1,923	1,780,736
3.25%, 05/12/61 (Call 11/12/60)	965	619,935
3.30%, 04/13/27 (Call 03/13/27)	1,365	1,280,834
3.45%, 04/13/29 (Call 02/13/29)	1,098	1,007,382
3.60%, 04/13/32 (Call 01/13/32)	1,683	1,506,016
3.80%, 12/05/24 (Call 09/05/24)	908	892,628
3.88%, 08/22/37 (Call 02/22/37)	1,415	1,203,514
3.95%, 04/13/52 (Call 10/13/51)	1,620	1,270,987
4.05%, 08/22/47 (Call 02/22/47)	1,928	1,567,792
4.10%, 04/13/62 (Call 10/13/61)	1,565	1,199,901
4.25%, 08/22/57 (Call 02/22/57)	704	566,403
4.80%, 12/05/34 (Call 06/05/34)	910	885,639
4.95%, 12/05/44 (Call 06/05/44)	871	815,543
5.20%, 12/03/25 (Call 09/03/25)	1,010	1,025,110
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)(c)	305	222,324
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	535	439,192
6.13%, 12/01/28 (Call 12/01/23)(b)(c)	395	304,881
B2W Digital Lux Sarl, 4.38%, 12/20/30 (Call 09/20/30)(d)	200	137,550
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	868	717,680
1.72%, 04/09/26 (Call 03/09/26)	660	575,012
2.38%, 10/09/30 (Call 07/09/30)	50	36,409
2.38%, 08/23/31 (Call 05/23/31)	830	589,806
3.08%, 04/07/25 (Call 03/07/25)(c)	520	485,436
3.43%, 04/07/30 (Call 01/07/30)	732	587,335
3.63%, 07/06/27	335	299,272
4.13%, 06/30/25	820	780,919
4.38%, 05/14/24 (Call 04/14/24)(c)	740	723,217
4.38%, 03/29/28 (Call 12/29/27)(c)	260	229,125
4.88%, 11/14/28 (Call 08/14/28)	525	469,649
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	638	580,414
3.60%, 06/01/26 (Call 03/01/26)	967	913,738
3.65%, 03/15/25 (Call 12/15/24)	226	217,724
4.63%, 04/13/30 (Call 01/13/30)	1,034	975,114

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(b)	$430	$367,985
5.63%, 09/15/28 (Call 09/15/23)(b)	250	198,582
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	255	220,986
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	295	267,111
7.00%, 06/15/27 (Call 06/15/24)(b)	270	258,063
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	410	356,815
1.90%, 03/11/25 (Call 02/11/25)	944	872,407
2.60%, 05/10/31 (Call 02/10/31)(c)	180	140,922
2.70%, 03/11/30 (Call 12/11/29)	695	565,626
3.45%, 08/01/24 (Call 05/01/24)	217	211,000
3.60%, 06/05/27 (Call 03/05/27)(c)	625	575,006
3.65%, 05/10/51 (Call 11/10/50)	341	224,412
4.00%, 07/15/42 (Call 01/15/42)	570	419,965
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	420	273,319
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(c)	170	129,156
3.25%, 02/15/30 (Call 11/15/29)	892	719,460
3.80%, 02/15/28 (Call 11/15/27)	630	560,114
4.63%, 08/01/27 (Call 05/01/27)	855	800,562
5.00%, 02/15/26 (Call 11/15/25)	403	389,451
6.25%, 05/01/25 (Call 02/01/25)(b)	328	327,806
Getty Images Inc., 9.75%, 03/01/27 (Call 11/16/22)(b)	170	168,336
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	490	406,132
5.25%, 12/01/27 (Call 12/01/22)(b)	330	311,975
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 11/14/22)(b)	380	255,083
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(b)	275	221,389
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	988	783,020
3.88%, 04/29/26(c)	739	685,142
4.13%, 01/14/50 (Call 07/14/49)	435	274,063
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	270	205,724
4.13%, 08/01/30 (Call 05/01/25)(b)	300	245,310
4.63%, 06/01/28 (Call 06/01/23)(b)(c)	360	319,882
5.00%, 12/15/27 (Call 12/15/22)(b)	305	274,128
5.63%, 02/15/29 (Call 02/15/24)(b)	295	263,544
Meituan
2.13%, 10/28/25 (Call 09/28/25)(d)	1,000	828,390
3.05%, 10/28/30 (Call 07/28/30)(d)	800	478,448
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)(c)	600	433,626
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(b)	1,860	1,708,782
3.85%, 08/15/32 (Call 05/15/32)(b)	1,510	1,287,486
4.45%, 08/15/52 (Call 02/15/52)(b)	1,600	1,189,952
4.65%, 08/15/62 (Call 02/15/62)(b)	1,140	843,486
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(b)	515	370,877
NAVER Corp., 1.50%, 03/29/26(d)	600	524,226
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	445	423,520
4.38%, 11/15/26	655	624,752
4.88%, 04/15/28	936	889,696
4.88%, 06/15/30 (Call 03/15/30)(b)	665	615,544
5.38%, 11/15/29(b)	635	607,993

Security	Par (000)	Value

Internet (continued)
5.75%, 03/01/24	$252	$253,991
5.88%, 02/15/25	433	435,546
5.88%, 11/15/28	1,348	1,339,049
6.38%, 05/15/29	539	549,694
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(b)(c)	205	184,523
6.00%, 02/15/28 (Call 02/15/24)(b)(c)	315	247,240
10.75%, 06/01/28 (Call 06/01/23)(b)	135	126,720
NortonLifeLock Inc.
5.00%, 04/15/25 (Call 11/14/22)(b)	645	627,101
6.75%, 09/30/27 (Call 09/30/24)(b)	520	512,975
7.13%, 09/30/30 (Call 09/30/25)(b)	385	379,980
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 12/01/22)(b)	537	354,243
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(d)	2,300	1,558,112
3.26%, 01/19/27 (Call 12/19/26)(d)	400	331,152
3.68%, 01/21/30 (Call 10/21/29)(d)	1,657	1,226,445
4.03%, 08/03/50 (Call 02/03/50)(d)	600	324,216
4.19%, 01/19/32 (Call 10/19/31)(d)	400	285,800
4.85%, 07/06/27 (Call 04/06/27)(d)	400	349,040
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(e)	450	332,545
6.25%, (Call 04/22/31)(a)(b)(c)(e)	800	545,320
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(d)	1,000	880,600
2.39%, 06/03/30 (Call 03/03/30)(d)	1,400	1,020,390
2.88%, 04/22/31 (Call 01/22/31)(c)(d)	200	148,364
3.24%, 06/03/50 (Call 12/03/49)(d)	1,000	523,350
3.28%, 04/11/24 (Call 03/11/24)(c)(d)	800	774,216
3.29%, 06/03/60 (Call 12/03/59)(d)	600	289,602
3.58%, 04/11/26 (Call 02/11/26)(c)(d)	800	740,856
3.60%, 01/19/28 (Call 10/19/27)(d)	1,600	1,360,928
3.68%, 04/22/41 (Call 10/22/40)(d)	800	509,176
3.80%, 02/11/25(c)(d)	600	574,710
3.84%, 04/22/51 (Call 10/22/50)(d)	1,000	587,040
3.93%, 01/19/38 (Call 07/19/37)(d)	1,000	690,890
3.94%, 04/22/61 (Call 10/22/60)(d)	600	338,820
3.98%, 04/11/29 (Call 01/11/29)(d)	1,500	1,263,345
4.53%, 04/11/49 (Call 10/11/48)(c)(d)	400	267,764
4.82%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	600	597,636
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	816	713,625
2.00%, 09/03/30 (Call 06/03/30)	757	513,556
TripAdvisor Inc., 7.00%, 07/15/25 (Call 11/14/22)(b)	305	302,441
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(b)	565	569,955
5.00%, 03/01/30 (Call 12/01/29)(b)	605	608,842
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	924	792,127
6.25%, 01/15/28 (Call 09/15/23)(b)(c)	305	292,821
7.50%, 05/15/25 (Call 12/01/22)(b)	605	605,067
7.50%, 09/15/27 (Call 12/01/22)(b)(c)	758	755,112
8.00%, 11/01/26 (Call 12/01/22)(b)	1,110	1,113,630
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	528	410,124
4.75%, 07/15/27 (Call 12/01/22)	745	716,683
5.25%, 04/01/25 (Call 01/01/25)	321	317,918
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	970	669,436

88	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.50%, 07/05/24 (Call 06/05/24)	$1,532	$1,442,822
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	375	316,492

		107,949,215

Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(d)	600	534,708
5.95%, 07/31/24(d)	600	588,450
Allegheny Ludlum LLC, 6.95%, 12/15/25	2	1,951
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	200	168,036
5.13%, 10/01/31 (Call 10/01/26)	205	171,897
5.88%, 12/01/27 (Call 12/01/22)	273	248,859
ArcelorMittal SA
4.25%, 07/16/29(c)	545	482,096
4.55%, 03/11/26	630	601,807
6.75%, 03/01/41	265	241,465
7.00%, 10/15/39	510	481,078
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 12/01/22)(b)(c)	397	362,874
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	433	410,077
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	290	271,257
7.63%, 03/15/30 (Call 03/15/25)	205	200,326
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)(c)	240	206,652
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	280	236,709
5.88%, 06/01/27 (Call 12/01/22)(c)	330	306,956
6.25%, 10/01/40(c)	180	138,602
6.75%, 03/15/26 (Call 12/01/22)(b)	570	565,936
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	185	149,763
4.13%, 01/15/30 (Call 01/15/25)	200	169,272
4.38%, 03/15/32 (Call 03/15/27)	180	146,686
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(d)	800	685,856
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(d)	400	267,828
5.88%, 04/08/32 (Call 04/08/27)(d)	400	289,716
Gerdau Trade Inc., 4.88%, 10/24/27(d)	400	383,364
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(d)	200	206,332
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(d)	600	519,954
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 12/01/22)(b)(c)	195	182,052
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(d)	200	147,502
5.05%, 04/05/32 (Call 10/05/31)(d)	400	256,568
5.95%, 04/18/24(d)	400	375,364
Metinvest BV, 7.75%, 10/17/29(d)	400	159,450
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	380	373,650
8.13%, 05/01/27 (Call 12/01/22)(b)	480	477,686
8.50%, 05/01/30 (Call 05/01/25)(b)	375	371,760
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	855	786,164
2.70%, 06/01/30 (Call 03/01/30)	328	267,648
2.98%, 12/15/55 (Call 06/15/55)	532	300,128
3.85%, 04/01/52 (Call 09/01/51)	50	34,887
3.95%, 05/23/25	345	334,167
3.95%, 05/01/28 (Call 02/01/28)	495	455,291

Security	Par (000)	Value

Iron & Steel (continued)
4.30%, 05/23/27 (Call 04/23/27)	$355	$338,386
6.40%, 12/01/37	20	20,369
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	400	323,468
POSCO
2.50%, 01/17/25(d)	825	766,252
4.38%, 08/04/25(d)	200	191,168
Prosus NV, 3.83%, 02/08/51(d)	1,200	636,864
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	100	88,933
2.15%, 08/15/30 (Call 05/15/30)	120	90,574
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 11/05/23(d)	200	196,666
Shougang Group Co. Ltd., 4.00%, 05/23/24(d)	600	584,814
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	560	456,775
2.40%, 06/15/25 (Call 05/15/25)	470	434,783
2.80%, 12/15/24 (Call 11/15/24)	396	375,539
3.25%, 01/15/31 (Call 10/15/30)	445	361,914
3.25%, 10/15/50 (Call 04/15/50)	355	210,043
3.45%, 04/15/30 (Call 01/15/30)	260	218,920
5.00%, 12/15/26 (Call 12/01/22)	412	397,320
Tacora Resources Inc., 8.25%, 05/15/26 (Call 05/15/23)(b)	235	197,297
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(b)	230	158,364
U.S. Steel Corp.
6.65%, 06/01/37	168	140,683
6.88%, 03/01/29 (Call 03/01/24)(c)	389	357,040
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(d)	400	373,208
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	1,286	1,060,153
6.25%, 08/10/26	776	788,695
6.88%, 11/21/36	933	903,088
6.88%, 11/10/39	630	599,168
8.25%, 01/17/34	366	398,947
Vale SA, 5.63%, 09/11/42	464	408,617

		24,638,872

Leisure Time — 0.1%
Brunswick Corp.
0.85%, 08/18/24 (Call 12/01/22)	230	210,542
2.40%, 08/18/31 (Call 05/18/31)	270	189,027
4.40%, 09/15/32 (Call 06/15/32)(c)	370	292,441
5.10%, 04/01/52 (Call 10/01/51)	390	259,268
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	1,415	1,141,721
5.75%, 03/01/27 (Call 12/01/26)(b)	2,260	1,568,485
6.00%, 05/01/29 (Call 11/01/24)(b)	1,265	836,924
6.65%, 01/15/28	339	217,326
7.63%, 03/01/26 (Call 03/01/24)(b)	875	658,665
9.88%, 08/01/27 (Call 02/01/24)(b)	534	497,875
10.50%, 02/01/26 (Call 08/01/23)(b)	542	531,111
10.50%, 06/01/30 (Call 06/01/25)(b)(c)	600	465,084
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28	1,300	1,318,304
Carnival PLC, 7.88%, 06/01/27	278	266,544
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 12/01/22)(b)	240	213,970
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	427	401,145
4.63%, 07/28/45 (Call 01/28/45)	415	290,500
King Power Capital Ltd., 5.63%, 11/03/24(d)	400	401,104

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	$583	$542,202
8.00%, 04/15/26 (Call 02/01/23)(b)(c)	290	254,675
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(b)(c)	210	188,116
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	310	218,485
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 11/14/22)(b)	455	397,283
5.88%, 03/15/26 (Call 12/15/25)(b)	935	765,672
5.88%, 02/15/27 (Call 02/15/24)(b)	630	562,981
7.75%, 02/15/29 (Call 11/15/28)(b)	350	279,048
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	425	330,374
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	341	245,701
4.25%, 07/01/26 (Call 01/01/26)(b)	365	290,704
5.38%, 07/15/27 (Call 10/15/26)(b)(c)	790	619,905
5.50%, 08/31/26 (Call 02/28/26)(b)	602	491,629
5.50%, 04/01/28 (Call 10/01/27)(b)	1,080	831,611
7.50%, 10/15/27	265	221,540
8.25%, 01/15/29 (Call 04/01/25)(b)	580	578,161
9.25%, 01/15/29 (Call 04/01/25)(b)	675	685,105
11.50%, 06/01/25 (Call 11/11/22)(b)	950	1,022,779
11.63%, 08/15/27 (Call 08/15/24)(b)	740	719,117
Sunny Express Enterprises Corp.
2.63%, 04/23/25(d)	400	374,364
2.95%, 03/01/27(d)	600	547,362
3.13%, 04/23/30(d)	400	342,176
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 12/01/22)(b)(c)	535	427,593
6.25%, 05/15/25 (Call 12/01/22)(b)	160	139,518
7.00%, 02/15/29 (Call 02/15/24)(b)(c)	315	250,822
13.00%, 05/15/25 (Call 11/16/22)(b)	425	456,760
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(b)	235	183,321
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	330	258,331
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	455	379,111

		22,364,482

Lodging — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 12/01/22)(b)	175	175,894
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	740	678,106
4.75%, 06/15/31 (Call 06/15/26)(b)	530	447,892
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	75	62,835
3.70%, 01/15/31 (Call 10/15/30)	515	422,181
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(d)	200	66,442
5.05%, 01/27/27 (Call 01/27/25)(d)	200	65,262
5.95%, 10/19/25 (Call 10/19/23)(d)	800	288,872
6.85%, 07/02/24 (Call 07/02/23)(d)	200	91,922
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(b)	280	245,470
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	325	285,425
Gohl Capital Ltd., 4.25%, 01/24/27(d)	1,375	1,048,699
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	965	768,275
3.75%, 05/01/29 (Call 05/01/24)(b)	450	383,913
4.00%, 05/01/31 (Call 05/01/26)(b)	700	583,702
4.88%, 01/15/30 (Call 01/15/25)	745	669,822

Security	Par (000)	Value

Lodging (continued)
5.38%, 05/01/25 (Call 11/14/22)(b)	$393	$386,995
5.75%, 05/01/28 (Call 05/01/23)(b)	337	325,242
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	360	294,462
5.00%, 06/01/29 (Call 06/01/24)(b)	454	390,699
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 11/16/22)	405	384,507
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	550	491,139
4.85%, 03/15/26 (Call 12/15/25)	679	651,100
5.63%, 04/23/25 (Call 03/23/25)	450	442,957
6.00%, 04/23/30 (Call 01/23/30)	435	414,185
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(c)	641	579,631
3.20%, 08/08/24 (Call 07/08/24)	1,120	1,065,098
3.50%, 08/18/26 (Call 06/18/26)	838	730,225
3.90%, 08/08/29 (Call 05/08/29)	555	447,746
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	70	68,398
3.75%, 03/15/25 (Call 12/15/24)	140	134,249
3.75%, 10/01/25 (Call 07/01/25)	295	280,737
5.00%, 10/15/27 (Call 09/15/27)	470	452,539
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	131	121,251
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	312	315,061
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,310	1,177,061
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	796	636,681
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	82	63,910
Series II, 2.75%, 10/15/33 (Call 07/15/33)	35	25,346
Series R, 3.13%, 06/15/26 (Call 03/15/26)	698	637,686
Series X, 4.00%, 04/15/28 (Call 01/15/28)	203	183,179
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	320	316,211
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	265	221,808
4.75%, 01/15/28 (Call 12/01/22)	280	243,337
6.13%, 09/15/25 (Call 12/01/22)(b)	180	178,065
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 11/30/22)(c)(d)	800	560,824
5.25%, 04/26/26 (Call 11/30/22)(d)	254	160,152
5.38%, 12/04/29 (Call 12/04/24)(b)	695	380,144
5.63%, 07/17/27 (Call 11/30/22)(d)	440	267,837
5.75%, 07/21/28 (Call 07/21/23)(b)	495	282,487
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	415	300,107
5.25%, 06/18/25 (Call 11/11/22)(b)	400	318,032
5.38%, 05/15/24 (Call 11/11/22)(b)	520	447,138
5.88%, 05/15/26 (Call 11/11/22)(b)	520	398,346
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	262	237,783
4.75%, 10/15/28 (Call 07/15/28)(c)	445	386,385
5.50%, 04/15/27 (Call 01/15/27)	418	385,363
5.75%, 06/15/25 (Call 03/15/25)	414	401,609
6.75%, 05/01/25 (Call 12/01/22)	515	508,207
Minor International PCL, 2.70%, (Call 04/19/26)(a)(d)(e)	200	177,522
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	410	298,972
3.35%, 03/08/29 (Call 01/08/29)(c)	400	269,304
3.75%, 08/08/31 (Call 05/08/31)	400	262,372
4.30%, 01/08/26 (Call 12/08/25)	820	665,389
4.88%, 06/18/30 (Call 03/18/30)	1,030	734,009

90	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.63%, 08/08/25 (Call 06/08/25)	$1,082	$957,072
5.90%, 08/08/28 (Call 05/08/28)	1,118	880,872
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(b)	450	387,535
4.63%, 12/01/31 (Call 06/01/31)(b)(c)	315	252,000
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)(c)	237	189,595
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)(c)	605	258,783
6.00%, 07/15/25(b)	375	181,061
6.50%, 01/15/28 (Call 07/15/23)(b)	390	164,350
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 12/01/22)(b)	196	183,577
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	370	301,213
4.63%, 03/01/30 (Call 12/01/29)(b)	215	174,561
5.65%, 04/01/24 (Call 02/01/24)	235	231,224
6.00%, 04/01/27 (Call 01/01/27)	285	266,042
6.60%, 10/01/25 (Call 07/01/25)	278	271,937
6.63%, 07/31/26 (Call 04/30/26)(b)	410	400,062
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	355	312,396
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(b)(c)	780	679,341
5.50%, 03/01/25 (Call 12/01/24)(b)	1,215	1,151,018
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 11/11/22)(b)	375	286,796
5.13%, 12/15/29 (Call 12/15/24)(b)	595	346,207
5.50%, 01/15/26 (Call 12/01/22)(b)	636	441,626
5.50%, 10/01/27 (Call 12/01/22)(b)	850	513,757
5.63%, 08/26/28 (Call 08/26/23)(b)	800	472,440

		34,689,664

Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	305	284,849
4.38%, 05/08/42	10	8,151
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)(c)	255	218,066
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	380	335,392
4.13%, 04/15/29 (Call 04/15/24)(b)	215	186,035
Caterpillar Financial Services Corp.
0.60%, 09/13/24	185	170,968
0.80%, 11/13/25	458	405,692
0.90%, 03/02/26	105	92,055
0.95%, 01/10/24	300	286,524
1.10%, 09/14/27	263	219,466
1.15%, 09/14/26	640	554,259
1.45%, 05/15/25	30	27,581
1.70%, 01/08/27(c)	730	640,283
2.15%, 11/08/24	778	737,489
2.40%, 08/09/26	525	477,687
2.85%, 05/17/24	353	342,442
3.25%, 12/01/24	355	343,821
3.30%, 06/09/24	161	157,028
3.60%, 08/12/27	805	754,953
3.65%, 12/07/23	415	410,165
3.65%, 08/12/25	600	581,196
3.75%, 11/24/23	1,000	990,830

Security	Par (000)	Value

Machinery (continued)
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	$700	$552,251
2.60%, 09/19/29 (Call 06/19/29)	303	259,098
2.60%, 04/09/30 (Call 01/09/30)	825	697,628
3.25%, 09/19/49 (Call 03/19/49)	688	487,737
3.25%, 04/09/50 (Call 10/09/49)	962	682,135
3.40%, 05/15/24 (Call 02/15/24)	1,201	1,174,542
3.80%, 08/15/42	959	773,232
4.30%, 05/15/44 (Call 11/15/43)	240	205,841
4.75%, 05/15/64 (Call 11/15/63)	401	342,326
5.20%, 05/27/41	441	426,795
6.05%, 08/15/36	70	73,573
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	185	158,201
3.95%, 05/23/25	210	201,226
4.20%, 01/15/24	185	182,066
5.45%, 10/14/25	400	395,800
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	564	510,674
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	190	123,891
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	490	466,343
2.88%, 09/07/49 (Call 03/07/49)(c)	510	340,165
3.10%, 04/15/30 (Call 01/15/30)	425	372,678
3.75%, 04/15/50 (Call 10/15/49)(c)	700	549,472
3.90%, 06/09/42 (Call 12/09/41)	395	328,178
5.38%, 10/16/29	175	177,728
7.13%, 03/03/31	79	88,736
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	120	101,736
3.15%, 11/15/25 (Call 08/15/25)	320	300,387
5.38%, 10/15/35	185	173,315
5.38%, 03/01/41 (Call 12/01/40)	110	99,854
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	305	218,673
3.50%, 10/01/30 (Call 07/01/30)	915	730,554
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	305	247,080
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 12/01/22)(b)	175	163,632
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 11/14/22), (13.75% PIK)(b)(g)	510	480,165
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	365	291,263
3.00%, 05/01/30 (Call 02/01/30)	110	92,082
John Deere Capital Corp.
0.45%, 01/17/24	705	669,658
0.45%, 06/07/24	235	219,267
0.63%, 09/10/24	585	542,026
0.70%, 01/15/26	570	498,226
1.05%, 06/17/26	560	488,634
1.25%, 01/10/25(c)	533	494,118
1.30%, 10/13/26	410	356,339
1.45%, 01/15/31	1,207	911,550
1.50%, 03/06/28	868	724,589
1.70%, 01/11/27	600	526,194
1.75%, 03/09/27	870	756,917
2.00%, 06/17/31	820	642,921
2.05%, 01/09/25	54	50,872
2.25%, 09/14/26	500	453,605
2.35%, 03/08/27	25	22,407
2.45%, 01/09/30	300	250,953

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.60%, 03/07/24	$929	$901,790
2.65%, 06/24/24	644	621,421
2.65%, 06/10/26	478	442,595
2.80%, 09/08/27	416	375,249
2.80%, 07/18/29	250	216,397
3.05%, 01/06/28	67	61,085
3.35%, 06/12/24	80	78,134
3.35%, 04/18/29	670	605,854
3.40%, 06/06/25	180	173,718
3.40%, 09/11/25	124	119,036
3.45%, 01/10/24	100	98,456
3.45%, 03/13/25	490	474,237
3.45%, 03/07/29	332	301,894
4.05%, 09/08/25	795	776,643
4.15%, 09/15/27	405	389,663
4.35%, 09/15/32	400	375,796
4.55%, 10/11/24	200	198,996
4.85%, 10/11/29	270	265,432
JPW Industries Holding Corp., 9.00%, 10/01/24(b)	135	117,048
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 11/16/22)(b)	189	172,103
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 12/01/22)(b)	132	127,084
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	285	247,537
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	310	227,280
4.55%, 04/15/28 (Call 01/15/28)	332	297,034
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	395	315,949
4.60%, 05/15/28 (Call 02/15/28)	590	542,198
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)	290	185,519
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,248	1,155,161
2.29%, 04/05/27 (Call 02/05/27)(c)	196	172,078
2.57%, 02/15/30 (Call 11/15/29)	975	794,167
3.11%, 02/15/40 (Call 08/15/39)	327	227,203
3.36%, 02/15/50 (Call 08/15/49)	800	520,040
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	140	106,161
2.80%, 08/15/61 (Call 02/15/61)(c)	295	163,551
2.88%, 03/01/25 (Call 12/01/24)	165	157,323
3.50%, 03/01/29 (Call 12/01/28)	882	801,165
4.20%, 03/01/49 (Call 09/01/48)	340	271,837
Shanghai Electric Group Global Investment Ltd.
2.30%, 02/21/25 (Call 11/21/24)(d)	600	546,228
2.65%, 11/21/24 (Call 08/21/24)(d)	400	371,708
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	305	249,450
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	228	228,552
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)(c)	355	316,656
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 12/01/22)(b)	390	325,373
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(b)(c)	285	235,666
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(b)	1,065	954,911
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)(c)	515	447,865
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	585	501,222

Security	Par (000)	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	$1,767	$1,641,190
3.45%, 11/15/26 (Call 08/15/26)	675	608,762
4.40%, 03/15/24 (Call 02/15/24)	835	818,868
4.95%, 09/15/28 (Call 06/15/28)	1,125	1,049,602
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	786	659,619
2.25%, 01/30/31 (Call 10/30/30)	562	441,507
3.25%, 11/01/26 (Call 08/01/26)	375	344,441
4.38%, 11/01/46 (Call 05/01/46)	250	196,187

		51,316,906

Manufacturing — 0.3%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	345	322,599
2.25%, 09/19/26 (Call 06/19/26)	1,100	992,167
2.38%, 08/26/29 (Call 05/26/29)	598	493,697
2.65%, 04/15/25 (Call 03/15/25)	574	541,058
2.88%, 10/15/27 (Call 07/15/27)	1,115	1,004,370
3.00%, 08/07/25	344	326,336
3.05%, 04/15/30 (Call 01/15/30)(c)	273	233,524
3.13%, 09/19/46 (Call 03/19/46)	440	284,926
3.25%, 02/14/24 (Call 01/14/24)	645	631,120
3.25%, 08/26/49 (Call 02/26/49)	708	471,068
3.38%, 03/01/29 (Call 12/01/28)(c)	997	895,266
3.63%, 09/14/28 (Call 06/14/28)(c)	322	296,642
3.63%, 10/15/47 (Call 04/15/47)	917	641,542
3.88%, 06/15/44	165	122,306
4.00%, 09/14/48 (Call 03/14/48)(c)	611	461,708
5.70%, 03/15/37	65	63,443
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	230	191,144
5.63%, 07/01/27 (Call 12/01/22)(b)	245	227,561
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)(c)	265	194,987
2.75%, 03/01/30 (Call 12/01/29)	434	349,808
3.50%, 12/01/24 (Call 10/01/24)	269	257,729
3.75%, 12/01/27 (Call 09/01/27)	70	63,860
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	80	72,714
3.92%, 09/15/47 (Call 03/15/47)	95	71,336
4.00%, 11/02/32	499	440,931
4.15%, 03/15/33 (Call 12/15/32)	630	559,503
4.15%, 11/02/42	753	606,331
4.70%, 08/23/52 (Call 02/23/52)	415	353,074
EnPro Industries Inc., 5.75%, 10/15/26 (Call 12/01/22)	145	140,245
FXI Holdings Inc.
7.88%, 11/01/24 (Call 12/01/22)(b)(c)	304	261,227
12.25%, 11/15/26 (Call 12/01/22)(b)	478	414,746
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 12/01/22)(b)(c)	332	319,085
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	765	707,005
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	250	237,708
4.42%, 11/15/35	4,275	3,768,113
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(c)	70	55,414
4.50%, 03/11/44	615	506,932
5.88%, 01/14/38	415	408,933
6.75%, 03/15/32	1,483	1,614,171

92	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	$210	$168,319
5.00%, 09/15/26 (Call 07/15/26)	375	354,367
5.75%, 06/15/25 (Call 12/01/22)	310	308,772
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,712	1,573,379
3.50%, 03/01/24 (Call 12/01/23)	610	599,569
3.90%, 09/01/42 (Call 03/01/42)	916	733,853
4.88%, 09/15/41 (Call 03/15/41)	75	68,643
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(b)	420	382,393
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	967	926,579
3.25%, 03/01/27 (Call 12/01/26)	288	263,100
3.25%, 06/14/29 (Call 03/14/29)	682	592,487
3.30%, 11/21/24 (Call 08/21/24)	182	175,574
3.65%, 06/15/24	540	525,415
4.00%, 06/14/49 (Call 12/14/48)	825	609,766
4.10%, 03/01/47 (Call 09/01/46)	204	153,306
4.20%, 11/21/34 (Call 05/21/34)	464	398,544
4.25%, 09/15/27 (Call 08/15/27)	305	289,253
4.45%, 11/21/44 (Call 05/21/44)	398	313,509
4.50%, 09/15/29 (Call 07/15/29)	815	761,560
6.25%, 05/15/38	208	206,095
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	610	540,417
5.90%, 07/15/32 (Call 04/15/32)	160	151,202
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	1,080	1,017,598
1.20%, 03/11/26(b)	1,785	1,557,698
1.70%, 03/11/28(b)	1,245	1,034,545
2.15%, 03/11/31(b)	1,025	807,495
2.35%, 10/15/26(b)	650	581,425
2.88%, 03/11/41(b)	1,820	1,246,846
3.13%, 03/16/24(b)	450	438,480
3.25%, 05/27/25(b)	2,225	2,118,912
3.30%, 09/15/46(b)	1,205	843,416
3.40%, 03/16/27(b)	475	438,111
4.20%, 03/16/47(b)(c)	510	414,411
6.13%, 08/17/26(b)	270	275,497
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	631	483,889
3.00%, 06/01/30 (Call 03/01/30)	447	366,182
3.38%, 03/01/28 (Call 12/01/27)	340	299,047
3.65%, 03/15/27 (Call 12/15/26)	617	562,500
3.88%, 03/01/25 (Call 12/01/24)	355	342,902
3.90%, 09/17/29 (Call 06/17/29)	165	145,461
4.00%, 03/15/26 (Call 12/15/25)	150	142,926
4.30%, 03/01/24 (Call 12/01/23)	79	77,981
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	681	621,685
4.30%, 02/21/48 (Call 08/21/47)	225	163,519
5.75%, 06/15/43	173	160,364
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	679	632,366
3.55%, 11/01/24 (Call 08/01/24)	323	311,763
3.80%, 03/21/29 (Call 12/21/28)	777	692,905
4.50%, 03/21/49 (Call 09/21/48)	205	156,522
4.65%, 11/01/44 (Call 05/01/44)	125	99,088
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	295	280,250

		46,014,215

Security	Par (000)	Value

Media — 1.1%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)(c)	$740	$591,230
5.75%, 08/15/29 (Call 08/15/24)(b)	1,258	990,650
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	627	486,370
4.75%, 08/01/25 (Call 12/01/22)	530	486,381
5.00%, 04/01/24 (Call 12/01/22)	130	126,351
Audacy Capital Corp.
6.50%, 05/01/27(b)	310	90,281
6.75%, 03/31/29 (Call 03/31/24)(b)	318	90,407
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(b)(c)	295	214,925
Belo Corp.
7.25%, 09/15/27	410	399,680
7.75%, 06/01/27	245	241,452
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(b)	170	147,621
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(d)	400	327,092
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	550	447,034
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	2,083	1,645,508
4.25%, 01/15/34 (Call 01/15/28)(b)	1,293	949,450
4.50%, 08/15/30 (Call 02/15/25)(b)	1,780	1,446,642
4.50%, 05/01/32 (Call 05/01/26)	1,890	1,480,097
4.50%, 06/01/33 (Call 06/01/27)(b)	1,245	948,304
4.75%, 03/01/30 (Call 09/01/24)(b)	2,175	1,812,166
4.75%, 02/01/32 (Call 02/01/27)(b)	720	577,202
5.00%, 02/01/28 (Call 11/16/22)(b)	1,615	1,457,247
5.13%, 05/01/27 (Call 12/01/22)(b)	2,085	1,931,919
5.38%, 06/01/29 (Call 06/01/24)(b)	985	880,698
5.50%, 05/01/26 (Call 12/01/22)(b)	430	413,406
6.38%, 09/01/29 (Call 09/01/25)(b)	875	810,547
Cengage Learning Inc., 9.50%, 06/15/24 (Call 12/01/22)(b)(c)	360	341,114
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	1,085	854,069
2.30%, 02/01/32 (Call 11/01/31)	1,038	741,350
2.80%, 04/01/31 (Call 01/01/31)	1,625	1,233,862
3.50%, 06/01/41 (Call 12/01/40)	600	378,354
3.50%, 03/01/42 (Call 09/01/41)	305	191,455
3.70%, 04/01/51 (Call 10/01/50)	580	347,994
3.75%, 02/15/28 (Call 11/15/27)	1,038	913,907
3.85%, 04/01/61 (Call 10/01/60)	775	444,772
3.90%, 06/01/52 (Call 12/01/51)	1,532	947,665
3.95%, 06/30/62 (Call 12/30/61)	440	258,320
4.20%, 03/15/28 (Call 12/15/27)	881	788,539
4.40%, 04/01/33 (Call 01/01/33)	450	374,665
4.40%, 12/01/61 (Call 06/01/61)	1,405	892,611
4.50%, 02/01/24 (Call 01/01/24)	1,436	1,413,857
4.80%, 03/01/50 (Call 09/01/49)	1,560	1,101,516
4.91%, 07/23/25 (Call 04/23/25)	2,982	2,895,254
5.05%, 03/30/29 (Call 12/30/28)	1,303	1,199,620
5.13%, 07/01/49 (Call 01/01/49)	1,275	941,218
5.25%, 04/01/53 (Call 10/01/52)	1,120	844,222
5.38%, 04/01/38 (Call 10/01/37)	573	461,586
5.38%, 05/01/47 (Call 11/01/46)	1,378	1,062,369
5.50%, 04/01/63 (Call 10/01/62)	1,035	781,477
5.75%, 04/01/48 (Call 10/01/47)	1,395	1,121,887
6.38%, 10/23/35 (Call 04/23/35)	1,947	1,781,486
6.48%, 10/23/45 (Call 04/23/45)	2,061	1,821,986

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.83%, 10/23/55 (Call 04/23/55)	$612	$552,373
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,314	979,350
1.95%, 01/15/31 (Call 10/15/30)	889	688,833
2.35%, 01/15/27 (Call 10/15/26)	997	891,099
2.45%, 08/15/52 (Call 02/15/52)	1,441	787,074
2.65%, 02/01/30 (Call 11/01/29)	1,509	1,260,830
2.65%, 08/15/62 (Call 02/15/62)	733	383,960
2.80%, 01/15/51 (Call 07/15/50)	1,002	595,288
2.89%, 11/01/51 (Call 05/01/51)	2,553	1,533,664
2.94%, 11/01/56 (Call 05/01/56)	3,146	1,822,320
2.99%, 11/01/63 (Call 05/01/63)	1,999	1,126,816
3.15%, 03/01/26 (Call 12/01/25)	715	671,928
3.15%, 02/15/28 (Call 11/15/27)	895	807,165
3.20%, 07/15/36 (Call 01/15/36)	1,017	773,764
3.25%, 11/01/39 (Call 05/01/39)	1,000	725,500
3.30%, 02/01/27 (Call 11/01/26)	697	645,527
3.30%, 04/01/27 (Call 02/01/27)	754	696,206
3.38%, 02/15/25 (Call 11/15/24)	296	285,394
3.38%, 08/15/25 (Call 05/15/25)	788	753,352
3.40%, 04/01/30 (Call 01/01/30)	1,053	926,787
3.40%, 07/15/46 (Call 01/15/46)	1,072	731,661
3.45%, 02/01/50 (Call 08/01/49)	1,245	840,861
3.55%, 05/01/28 (Call 02/01/28)	520	475,639
3.70%, 04/15/24 (Call 03/15/24)	1,019	1,000,087
3.75%, 04/01/40 (Call 10/01/39)	1,135	875,709
3.90%, 03/01/38 (Call 09/01/37)	860	695,448
3.95%, 10/15/25 (Call 08/15/25)	895	865,590
3.97%, 11/01/47 (Call 05/01/47)	1,227	912,054
4.00%, 08/15/47 (Call 02/15/47)	629	471,190
4.00%, 03/01/48 (Call 09/01/47)	940	704,812
4.00%, 11/01/49 (Call 05/01/49)	1,535	1,134,150
4.05%, 11/01/52 (Call 05/01/52)	694	514,067
4.15%, 10/15/28 (Call 07/15/28)	1,073	1,006,710
4.20%, 08/15/34 (Call 02/15/34)	642	561,114
4.25%, 10/15/30 (Call 07/15/30)	1,125	1,034,201
4.25%, 01/15/33	775	697,988
4.40%, 08/15/35 (Call 02/15/35)	746	654,041
4.60%, 10/15/38 (Call 04/15/38)	698	605,243
4.60%, 08/15/45 (Call 02/15/45)	573	468,846
4.65%, 07/15/42	384	320,475
4.70%, 10/15/48 (Call 04/15/48)	886	742,911
4.75%, 03/01/44	367	308,019
4.95%, 10/15/58 (Call 04/15/58)	579	488,138
5.25%, 11/07/25	70	69,981
5.35%, 11/15/27	350	349,843
5.50%, 11/15/32	400	397,472
5.65%, 06/15/35	827	814,413
6.45%, 03/15/37	245	254,763
6.50%, 11/15/35	688	723,226
6.55%, 07/01/39	25	26,329
6.95%, 08/15/37	210	228,201
7.05%, 03/15/33	476	517,469
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	510	373,024
2.60%, 06/15/31 (Call 03/15/31)(b)	500	382,850
2.95%, 10/01/50 (Call 04/01/50)(b)(c)	615	348,945
3.15%, 08/15/24 (Call 06/15/24)(b)	355	339,597
3.35%, 09/15/26 (Call 06/15/26)(b)	1,165	1,068,969
3.50%, 08/15/27 (Call 05/15/27)(b)	303	275,000

Security	Par (000)	Value

Media (continued)
3.60%, 06/15/51 (Call 12/15/50)(b)	$435	$280,170
3.85%, 02/01/25 (Call 11/01/24)(b)	376	361,302
4.50%, 06/30/43 (Call 12/30/42)(b)	485	372,087
4.60%, 08/15/47 (Call 02/15/47)(b)	180	138,875
4.70%, 12/15/42(b)	455	358,313
4.80%, 02/01/35 (Call 08/01/34)(b)	745	645,550
8.38%, 03/01/39(b)	480	559,651
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	675	489,611
4.13%, 12/01/30 (Call 12/01/25)(b)	665	522,471
4.50%, 11/15/31 (Call 11/15/26)(b)	925	720,325
4.63%, 12/01/30 (Call 12/01/25)(b)	1,615	1,163,511
5.00%, 11/15/31 (Call 11/15/26)(b)	330	239,049
5.25%, 06/01/24(c)	402	389,992
5.38%, 02/01/28 (Call 02/01/23)(b)	780	719,285
5.50%, 04/15/27 (Call 12/01/22)(b)	730	687,558
5.75%, 01/15/30 (Call 01/15/25)(b)	1,795	1,382,150
6.50%, 02/01/29 (Call 02/01/24)(b)	1,035	974,504
7.50%, 04/01/28 (Call 04/01/23)(b)	647	559,390
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 12/01/22)(b)(c)	285	247,411
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 11/16/22)(b)	1,325	264,391
6.63%, 08/15/27 (Call 11/16/22)(b)	660	33,667
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	2,485	2,236,550
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	173	162,340
3.63%, 05/15/30 (Call 02/15/30)	983	794,087
3.80%, 03/13/24 (Call 01/13/24)	80	77,766
3.90%, 11/15/24 (Call 08/15/24)	170	163,020
3.95%, 06/15/25 (Call 03/15/25)	128	120,965
3.95%, 03/20/28 (Call 12/20/27)	830	720,274
4.00%, 09/15/55 (Call 03/15/55)	854	490,102
4.13%, 05/15/29 (Call 02/15/29)	647	546,599
4.65%, 05/15/50 (Call 11/15/49)	743	486,732
4.88%, 04/01/43(c)	925	647,195
4.90%, 03/11/26 (Call 12/11/25)(c)	332	315,214
5.00%, 09/20/37 (Call 03/20/37)	789	606,189
5.20%, 09/20/47 (Call 03/20/47)	799	567,945
5.30%, 05/15/49 (Call 11/15/48)	918	661,841
6.35%, 06/01/40	250	213,030
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	1,845	1,601,958
5.75%, 12/01/28 (Call 12/01/27)(b)	1,750	1,412,407
5.88%, 11/15/24	1,905	1,756,981
7.38%, 07/01/28 (Call 07/01/23)	710	539,692
7.75%, 07/01/26	1,314	1,110,041
5.13%, 06/01/29	920	621,846
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	165	147,477
3.45%, 03/01/32 (Call 12/01/31)	160	128,579
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	499	471,500
3.50%, 04/08/30 (Call 01/08/30)(c)	545	462,443
4.03%, 01/25/24 (Call 12/25/23)	1,420	1,395,633
4.71%, 01/25/29 (Call 10/25/28)	1,256	1,169,223
5.48%, 01/25/39 (Call 07/25/38)	957	821,527
5.58%, 01/25/49 (Call 07/25/48)	1,285	1,072,782

94	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)(c)	$226	$169,179
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)(c)	400	337,800
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(d)	400	305,904
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	755	606,703
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)(c)	520	410,691
5.88%, 07/15/26 (Call 12/01/22)(b)	575	542,783
7.00%, 05/15/27 (Call 11/14/22)(b)(c)	544	518,209
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	195	186,432
5.00%, 05/13/45 (Call 11/13/44)	1,051	838,130
5.25%, 05/24/49 (Call 11/24/48)(c)	350	289,993
6.13%, 01/31/46 (Call 07/31/45)	395	368,859
6.63%, 01/15/40	823	778,369
8.50%, 03/11/32	50	56,487
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)(c)	365	318,430
5.25%, 08/15/27 (Call 11/16/22)(b)	470	428,363
6.38%, 05/01/26 (Call 11/16/22)	458	435,389
8.38%, 05/01/27 (Call 11/16/22)(c)	932	837,896
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	500	422,195
6.75%, 10/15/27 (Call 12/01/22)(b)	755	704,370
Liberty Interactive LLC
8.25%, 02/01/30(c)	350	218,866
8.50%, 07/15/29	244	153,910
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	550	484,187
8.00%, 08/01/29 (Call 08/01/24)(b)(c)	460	391,736
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 11/16/22)(b)	208	189,301
NBCUniversal Media LLC
4.45%, 01/15/43	549	447,512
5.95%, 04/01/41	568	556,379
6.40%, 04/30/40	150	153,210
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)(c)	590	507,229
5.13%, 02/15/32 (Call 02/15/27)(b)(c)	330	297,347
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	665	583,458
5.63%, 07/15/27 (Call 11/14/22)(b)	1,120	1,054,323
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	486	428,117
3.38%, 02/15/28 (Call 11/15/27)	382	330,793
3.70%, 06/01/28 (Call 03/01/28)	582	512,154
4.00%, 01/15/26 (Call 10/15/25)	770	722,683
4.20%, 06/01/29 (Call 03/01/29)	577	503,617
4.20%, 05/19/32 (Call 02/19/32)	710	568,518
4.38%, 03/15/43	904	606,593
4.60%, 01/15/45 (Call 07/15/44)	415	275,680
4.75%, 05/15/25 (Call 04/15/25)	300	293,007
4.85%, 07/01/42 (Call 01/01/42)	503	360,379
4.90%, 08/15/44 (Call 02/15/44)	563	391,189
4.95%, 01/15/31 (Call 10/15/30)	595	520,030
4.95%, 05/19/50 (Call 11/19/49)	538	376,213
5.25%, 04/01/44 (Call 10/01/43)	355	260,020
5.50%, 05/15/33	275	240,196
5.85%, 09/01/43 (Call 03/01/43)	807	657,164
5.90%, 10/15/40 (Call 04/15/40)	345	279,988

Security	Par (000)	Value

Media (continued)
6.25%, 02/28/57 (Call 02/28/27)(a)	$485	$410,945
6.38%, 03/30/62 (Call 03/30/27)(a)	550	468,644
6.88%, 04/30/36	722	672,334
7.88%, 07/30/30	566	589,336
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)	590	503,771
6.50%, 09/15/28 (Call 09/15/23)(b)	623	392,122
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	350	290,707
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	280	227,576
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 12/01/22)(b)(c)	300	271,731
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	530	409,494
5.13%, 02/15/27 (Call 11/16/22)(b)(c)	265	222,550
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	350	261,716
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	640	571,962
3.88%, 09/01/31 (Call 09/01/26)(b)	910	727,563
4.00%, 07/15/28 (Call 07/15/24)(b)	1,225	1,057,395
4.13%, 07/01/30 (Call 07/01/25)(b)	1,012	828,676
5.00%, 08/01/27 (Call 12/01/22)(b)	1,025	943,000
5.50%, 07/01/29 (Call 07/01/24)(b)	814	750,630
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	690	724,624
Sky Ltd., 3.75%, 09/16/24(b)	866	842,055
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(b)(c)	195	120,112
TCI Communications Inc.
7.13%, 02/15/28	185	198,313
7.88%, 02/15/26	404	435,657
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	524	498,633
4.75%, 03/15/26 (Call 03/15/23)(b)	390	384,942
5.00%, 09/15/29 (Call 09/15/24)	660	630,122
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(b)	600	526,776
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	943	876,198
4.30%, 11/23/23 (Call 08/23/23)	390	386,041
5.50%, 08/15/35	154	142,227
5.65%, 11/23/43 (Call 05/23/43)	275	244,349
5.85%, 04/15/40	475	442,652
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	858	908,734
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	961	659,102
5.50%, 09/01/41 (Call 03/01/41)	982	771,646
5.88%, 11/15/40 (Call 05/15/40)	769	625,674
6.55%, 05/01/37	760	678,247
6.75%, 06/15/39	1,070	947,068
7.30%, 07/01/38	1,018	950,272
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)	450	424,800
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,115	993,075
2.95%, 06/15/27(c)	306	280,100
3.00%, 02/13/26	354	331,054
3.00%, 07/30/46	560	368,194
3.15%, 09/17/25	1,002	951,910
3.70%, 12/01/42	80	60,506
4.13%, 06/01/44	863	697,373
4.38%, 08/16/41	385	323,227

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Series B, 7.00%, 03/01/32	$143	$156,669
Series E, 4.13%, 12/01/41	357	289,041
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)(c)	835	704,439
5.13%, 02/15/25 (Call 11/14/22)(b)	967	934,054
6.63%, 06/01/27 (Call 06/01/23)(b)	921	908,935
7.38%, 06/30/30 (Call 06/30/25)(b)	545	530,694
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	730	606,564
UPC Holding BV, 5.50%, 01/15/28 (Call 11/11/22)(b)	470	411,297
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	495	433,234
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)(c)	345	289,310
5.13%, 04/15/27 (Call 12/01/22)(b)	461	434,101
5.38%, 06/15/24 (Call 03/15/24)(b)	326	323,294
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	565	452,661
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	635	533,800
5.50%, 05/15/29 (Call 05/15/24)(b)	941	856,254
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(b)	300	256,629
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(d)	200	101,476
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	955	766,139
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,569	1,482,689
1.75%, 01/13/26	1,512	1,369,297
2.00%, 09/01/29 (Call 06/01/29)	1,252	1,022,195
2.20%, 01/13/28	773	672,696
2.65%, 01/13/31	1,696	1,405,085
2.75%, 09/01/49 (Call 03/01/49)	1,320	816,658
3.35%, 03/24/25	797	766,260
3.38%, 11/15/26 (Call 08/15/26)	458	427,804
3.50%, 05/13/40 (Call 11/13/39)	1,279	977,936
3.60%, 01/13/51 (Call 07/13/50)	940	681,585
3.70%, 09/15/24 (Call 06/15/24)	417	407,175
3.70%, 10/15/25 (Call 07/15/25)	869	839,245
3.70%, 03/23/27	615	580,173
3.80%, 03/22/30	845	770,539
3.80%, 05/13/60 (Call 11/13/59)	440	316,043
4.63%, 03/23/40 (Call 09/23/39)	625	554,000
4.70%, 03/23/50 (Call 09/23/49)	1,403	1,218,323
4.75%, 09/15/44 (Call 03/15/44)	527	459,797
4.75%, 11/15/46 (Call 05/15/46)	207	178,989
4.95%, 10/15/45 (Call 04/15/45)	600	529,794
5.40%, 10/01/43	576	546,031
6.15%, 03/01/37	219	224,652
6.15%, 02/15/41	612	627,257
6.20%, 12/15/34	778	814,224
6.40%, 12/15/35	712	753,659
6.55%, 03/15/33	353	375,881
6.65%, 11/15/37	462	499,949
7.75%, 12/01/45	180	213,520
Warner Media LLC, 7.63%, 04/15/31	80	81,058
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	300	237,429
6.00%, 01/15/27 (Call 12/01/22)(b)(c)	380	343,809
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	635	535,883

		191,607,324

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 11/16/22)(b)	$205	$189,986
6.38%, 06/15/30 (Call 07/15/25)(b)	301	290,862
Huayi Finance I Ltd., 3.00%, 10/30/24(d)	200	187,178
MCC Holding Hong Kong Corp. Ltd., 2.95%, (Call 04/20/24)(a)(d)(e)	600	570,462
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 12/01/22)	255	178,627
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	786	754,293
3.90%, 01/15/43 (Call 07/15/42)	65	50,967
4.38%, 06/15/45 (Call 12/15/44)	245	202,039
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(b)	300	263,502
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	310	269,613
4.50%, 12/15/28 (Call 09/15/28)	144	132,417
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	139	112,169
5.25%, 10/01/54 (Call 04/01/54)	130	105,104

		3,307,219

Mining — 0.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(b)	325	277,027
5.50%, 12/15/27 (Call 06/15/23)(b)	690	643,963
6.13%, 05/15/28 (Call 05/15/23)(b)	372	351,726
Anglo American Capital PLC
2.25%, 03/17/28	400	324,632
2.63%, 09/10/30(d)	560	429,682
2.88%, 03/17/31 (Call 12/17/30)(d)	850	655,443
3.63%, 09/11/24(b)	323	310,690
4.00%, 09/11/27(b)	558	503,874
4.50%, 03/15/28 (Call 12/15/27)(b)	500	454,580
4.75%, 04/10/27(b)	600	561,816
5.63%, 04/01/30(d)	300	284,412
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	299	239,373
3.75%, 10/01/30 (Call 07/01/30)	431	331,426
Antofagasta PLC
2.38%, 10/14/30 (Call 07/14/30)(d)	600	442,620
5.63%, 05/13/32 (Call 02/13/32)(d)	200	184,322
Arconic Corp.
6.00%, 05/15/25 (Call 12/01/22)(b)	495	489,817
6.13%, 02/15/28 (Call 02/15/23)(b)	599	561,263
Barrick Gold Corp.
5.25%, 04/01/42	521	461,773
6.45%, 10/15/35	85	86,515
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	345	336,282
Barrick North America Finance LLC
5.70%, 05/30/41	422	395,532
5.75%, 05/01/43	416	390,092
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39 .	710	681,479
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	270	221,783
5.00%, 09/30/43	1,654	1,518,339
6.42%, 03/01/26(c)	685	707,626
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)(c)	145	124,681
Chalco Hong Kong Investment Co. Ltd., 1.55%, 07/28/24 (Call 06/28/24)(d)	200	187,020

96	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
China Hongqiao Group Ltd., 6.25%, 06/08/24(d)	$200	$169,602
Chinalco Capital Holding Co., 2.95%, 02/24/27 (Call 01/24/27)(d)	400	360,740
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(d)	1,000	891,600
4.10%, (Call 09/11/24)(a)(d)(e)	200	189,540
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(d)	400	332,624
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	230	178,719
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	256	242,732
6.75%, 12/01/27 (Call 12/01/22)(b)(c)	325	307,941
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	250	196,020
5.63%, 06/15/28 (Call 06/15/23)(b)	250	219,803
5.88%, 02/15/26 (Call 12/01/22)(b)	289	268,854
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(d)	800	668,816
3.15%, 01/14/30 (Call 10/14/29)(d)	800	669,328
3.15%, 01/15/51(d)	600	357,798
3.63%, 08/01/27 (Call 05/01/27)(d)	400	364,952
3.70%, 01/30/50 (Call 07/30/49)(d)	1,629	1,054,582
3.75%, 01/15/31 (Call 10/15/30)(d)	600	509,772
4.25%, 07/17/42(b)	600	443,220
4.38%, 02/05/49 (Call 08/05/48)(d)	800	589,632
4.50%, 09/16/25(d)	400	387,028
4.50%, 08/01/47 (Call 02/01/47)(d)	850	639,123
4.88%, 11/04/44(d)	800	653,896
5.63%, 09/21/35(b)	200	188,672
5.63%, 10/18/43(d)	800	709,416
Eldorado Gold Corp., 6.25%, 09/01/29(d)	275	222,428
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(d)	400	314,012
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 12/31/25 (Call 12/01/22)(b)	200	202,482
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 11/10/22)(d)	200	196,130
6.88%, 03/01/26(d)	800	752,216
6.88%, 10/15/27 (Call 10/15/23)(d)	825	767,943
7.50%, 04/01/25(d)	1,200	1,163,808
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	1,095	870,448
4.50%, 09/15/27 (Call 06/15/27)(b)	360	323,114
5.13%, 05/15/24 (Call 02/15/24)(b)	515	504,932
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	465	412,729
6.13%, 04/15/32 (Call 01/15/32)(b)	490	434,115
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(d)	600	539,304
5.32%, 04/14/32(d)	1,000	840,230
6.20%, 04/14/52 (Call 10/14/51)(d)	400	299,452
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	710	637,296
4.25%, 03/01/30 (Call 03/01/25)	785	686,161
4.38%, 08/01/28 (Call 08/01/23)	556	501,568
4.55%, 11/14/24 (Call 08/14/24)	1,025	1,007,165
4.63%, 08/01/30 (Call 08/01/25)(c)	535	473,582
5.00%, 09/01/27 (Call 12/01/22)	425	406,075
5.25%, 09/01/29 (Call 09/01/24)	775	720,827
5.40%, 11/14/34 (Call 05/14/34)	465	415,491
5.45%, 03/15/43 (Call 09/15/42)	1,165	964,457

Security	Par (000)	Value

Mining (continued)
Fresnillo PLC
4.25%, 10/02/50 (Call 04/02/50)(d)	$400	$273,316
5.50%, 11/13/23(d)	200	200,092
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	320	264,147
6.00%, 11/15/41(b)(c)	223	194,612
6.90%, 11/15/37(b)	475	468,350
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	408	362,977
1.63%, 04/27/26 (Call 03/27/26)(b)	345	296,890
2.50%, 09/01/30 (Call 06/01/30)(b)	612	471,191
2.63%, 09/23/31 (Call 06/23/31)(b)	500	376,215
2.85%, 04/27/31 (Call 01/27/31)(b)	105	81,481
3.38%, 09/23/51 (Call 03/23/51)(b)(c)	305	180,106
3.88%, 10/27/27 (Call 07/27/27)(b)	175	157,469
3.88%, 04/27/51 (Call 10/27/50)(b)(c)	362	236,368
4.00%, 04/16/25(b)(c)	218	208,970
4.00%, 03/27/27 (Call 12/27/26)(b)	633	583,044
4.13%, 03/12/24 (Call 02/12/24)(b)	950	930,468
4.63%, 04/29/24(b)	425	418,259
4.88%, 03/12/29 (Call 12/12/28)(b)	935	859,957
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(d)	400	392,084
6.13%, 05/15/29 (Call 02/15/29)(d)	200	187,524
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	320	304,410
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)(d)	480	421,795
6.13%, 04/01/29 (Call 04/01/24)(b)	285	235,923
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(d)	600	573,378
5.45%, 05/15/30 (Call 02/15/30)(d)	1,000	875,520
5.71%, 11/15/23(d)	200	198,066
5.80%, 05/15/50 (Call 11/15/49)(d)	400	291,388
6.53%, 11/15/28(d)	300	292,965
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(d)	400	348,224
4.75%, 08/06/50 (Call 02/06/50)(d)	400	286,148
5.65%, 09/12/49 (Call 03/12/49)(d)	200	164,762
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 11/16/22)(b)	270	274,787
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	325	255,219
4.63%, 03/01/28 (Call 03/01/23)(b)(c)	300	262,455
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	882	817,561
5.95%, 03/15/24 (Call 12/15/23)	380	379,992
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(d)	600	401,334
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(d)	400	387,492
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24)(a)(d)(e)	1,000	941,140
4.20%, 07/27/26(d)	600	573,276
Minsur SA, 4.50%, 10/28/31(d)	200	161,512
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	255	220,552
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(b)	299	253,450
4.70%, 05/12/31 (Call 02/12/31)(b)	625	465,675
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	1,347	1,101,388
4.20%, 05/13/50 (Call 11/13/49)(b)	481	332,193

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
5.75%, 11/15/41(b)	$475	$410,785
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	575	444,256
2.60%, 07/15/32 (Call 04/15/32)	375	285,979
2.80%, 10/01/29 (Call 07/01/29)	230	190,143
4.88%, 03/15/42 (Call 09/15/41)	871	739,671
5.45%, 06/09/44 (Call 12/09/43)	95	84,558
5.88%, 04/01/35	286	275,996
6.25%, 10/01/39	667	655,141
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(d)	400	362,112
6.50%, 01/18/28 (Call 10/18/27)(d)	600	553,722
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	465	409,437
3.88%, 08/15/31 (Call 08/15/26)(b)	480	372,254
4.75%, 01/30/30 (Call 01/30/25)(b)	1,035	880,423
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 12/01/22)(b)(c)	270	248,252
Rio Tinto Alcan Inc.
5.75%, 06/01/35	192	190,658
6.13%, 12/15/33	291	302,439
7.25%, 03/15/31	75	83,183
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	815	502,602
5.20%, 11/02/40	671	638,188
7.13%, 07/15/28	595	639,018
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	501	408,591
4.75%, 03/22/42 (Call 09/22/41)	223	197,130
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(d)	400	343,808
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	20	16,747
Southern Copper Corp.
3.88%, 04/23/25	573	549,811
5.25%, 11/08/42	706	608,445
5.88%, 04/23/45	683	632,677
6.75%, 04/16/40	988	1,010,131
7.50%, 07/27/35	540	574,954
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(d)	400	328,972
4.50%, 11/16/29 (Call 11/16/25)(d)	400	293,364
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	325	268,782
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	329	279,713
5.20%, 03/01/42 (Call 09/01/41)	358	283,557
5.40%, 02/01/43 (Call 08/01/42)	382	309,611
6.00%, 08/15/40 (Call 02/15/40)	290	254,951
6.13%, 10/01/35	363	341,677
6.25%, 07/15/41 (Call 01/15/41)	246	219,612
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(d)	1,200	751,020
9.25%, 04/23/26 (Call 04/23/23)(c)(d)	200	118,962
13.88%, 01/21/24 (Call 12/21/22)(d)	800	669,384
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 11/30/22)(d)	200	119,516
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	200	144,326

		71,366,846

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	935	806,877

Security	Par (000)	Value

Office & Business Equipment (continued)
3.25%, 02/15/29 (Call 08/15/23)	$901	$738,604
3.28%, 12/01/28 (Call 10/01/28)	275	225,599
3.57%, 12/01/31 (Call 09/01/31)	375	295,406
4.13%, 05/01/25 (Call 12/01/22)	1,058	1,005,883
4.25%, 04/01/28 (Call 12/01/22)	625	551,550
5.50%, 12/01/24 (Call 06/01/24)	1,621	1,603,672
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(c)	325	299,517
6.88%, 03/15/27 (Call 03/15/24)(b)	245	157,128
7.25%, 03/15/29 (Call 03/15/24)(b)	235	149,765
Xerox Corp.
3.80%, 05/15/24	575	547,463
4.80%, 03/01/35(c)	160	97,978
6.75%, 12/15/39	241	179,497
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	455	411,447
5.50%, 08/15/28 (Call 07/15/28)(b)	540	426,443

		7,496,829

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	250	199,958
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	346	302,826

		502,784

Oil & Gas — 1.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(b)	445	454,074
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	183	165,703
3.00%, 01/15/25 (Call 12/15/24)(b)	195	182,417
3.75%, 01/15/30 (Call 10/15/29)(b)	372	317,067
4.00%, 01/15/31 (Call 10/15/30)(b)	170	144,364
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	310	286,979
7.63%, 02/01/29 (Call 02/01/24)(b)	403	411,004
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	345	306,450
4.25%, 01/15/44 (Call 07/15/43)(c)	206	146,017
4.38%, 10/15/28 (Call 07/15/28)(c)	245	219,892
4.75%, 04/15/43 (Call 10/15/42)	310	233,064
5.10%, 09/01/40 (Call 03/01/40)(c)	801	648,522
5.25%, 02/01/42 (Call 08/01/41)	275	220,575
5.35%, 07/01/49 (Call 01/01/49)	240	187,260
6.00%, 01/15/37	310	278,820
7.38%, 08/15/47	105	99,656
7.75%, 12/15/29	150	153,219
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	350	308,574
7.00%, 11/01/26 (Call 12/01/22)(b)	330	325,116
8.25%, 12/31/28 (Call 02/01/24)(b)(c)	280	272,843
9.00%, 11/01/27 (Call 11/01/26)(b)(c)	150	182,378
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)	204	218,992
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(b)(c)	340	350,503
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 12/01/22)(b)	230	209,240
BG Energy Capital PLC, 5.13%, 10/15/41(b)	510	450,707
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)	600	571,290
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	940	728,744
2.72%, 01/12/32 (Call 10/12/31)	500	405,895

98	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.77%, 11/10/50 (Call 05/10/50)	$1,398	$841,624
2.94%, 06/04/51 (Call 12/04/50)	1,863	1,150,570
3.00%, 02/24/50 (Call 08/24/49)	976	616,881
3.00%, 03/17/52 (Call 09/17/51)	540	335,750
3.02%, 01/16/27 (Call 10/16/26)	770	704,119
3.06%, 06/17/41 (Call 12/17/40)	415	290,587
3.12%, 05/04/26 (Call 02/04/26)	786	733,747
3.38%, 02/08/61 (Call 08/08/60)	1,103	702,126
3.41%, 02/11/26 (Call 12/11/25)	705	667,952
3.54%, 04/06/27 (Call 02/06/27)	538	501,072
3.59%, 04/14/27 (Call 01/14/27)	589	549,667
3.63%, 04/06/30 (Call 01/06/30)	1,212	1,084,813
3.80%, 09/21/25 (Call 07/21/25)	705	684,329
3.94%, 09/21/28 (Call 06/21/28)	830	770,564
4.23%, 11/06/28 (Call 08/06/28)	1,232	1,159,792
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	1,388	1,268,174
3.72%, 11/28/28 (Call 08/28/28)	1,027	937,815
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	183,424
Burlington Resources LLC, 7.40%, 12/01/31	75	84,260
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(b)	355	350,282
Callon Petroleum Co.
6.38%, 07/01/26 (Call 12/01/22)(c)	250	240,658
7.50%, 06/15/30 (Call 06/15/25)(b)(c)	360	341,942
8.00%, 08/01/28 (Call 08/01/24)(b)(c)	380	378,940
8.25%, 07/15/25	100	99,970
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(b)(c)	185	176,185
9.25%, 07/15/24(b)(c)	353	361,398
11.00%, 04/15/25 (Call 12/01/22)(b)	340	353,875
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(d)	200	150,742
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	578	529,356
2.95%, 07/15/30 (Call 04/15/30)	522	429,658
3.80%, 04/15/24 (Call 01/15/24)	45	43,930
3.85%, 06/01/27 (Call 03/01/27)	840	775,270
3.90%, 02/01/25 (Call 11/01/24)	745	718,463
4.95%, 06/01/47 (Call 12/01/46)	515	431,627
5.85%, 02/01/35	163	150,532
6.25%, 03/15/38	610	587,192
6.45%, 06/30/33	195	192,469
6.50%, 02/15/37	190	182,924
6.75%, 02/01/39	399	394,898
7.20%, 01/15/32	435	456,546
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	240	185,400
3.75%, 02/15/52 (Call 08/15/51)	195	130,044
5.25%, 06/15/37 (Call 12/15/36)	505	439,522
5.38%, 07/15/25 (Call 04/15/25)	248	247,080
5.40%, 06/15/47 (Call 12/15/46)	489	417,117
6.75%, 11/15/39	645	636,402
6.80%, 09/15/37	435	431,055
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 12/01/22)(b)	250	242,505
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(b)	280	271,029
5.88%, 02/01/29 (Call 02/05/24)(b)	300	283,503

Security	Par (000)	Value

Oil & Gas (continued)
6.75%, 04/15/29 (Call 04/15/24)(b)	$565	$556,209
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	790	729,059
2.00%, 05/11/27 (Call 03/11/27)	1,155	1,022,094
2.24%, 05/11/30 (Call 02/11/30)	1,316	1,092,675
2.90%, 03/03/24 (Call 01/03/24)	1,191	1,163,357
2.95%, 05/16/26 (Call 02/16/26)	1,284	1,205,227
3.08%, 05/11/50 (Call 11/11/49)	630	430,920
3.33%, 11/17/25 (Call 08/17/25)	620	597,680
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	1,635	1,463,260
1.02%, 08/12/27 (Call 06/12/27)	635	533,552
2.34%, 08/12/50 (Call 02/12/50)	1,053	623,534
3.25%, 10/15/29 (Call 07/15/29)	343	307,767
3.85%, 01/15/28 (Call 10/15/27)	874	828,945
3.90%, 11/15/24 (Call 08/15/24)	350	343,690
5.25%, 11/15/43 (Call 05/15/43)	125	118,933
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	241	222,166
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	200	189,312
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(c)	900	788,706
3.30%, 09/30/49 (Call 03/30/49)	400	248,968
4.25%, 05/09/43	400	306,380
CNOOC Finance 2014 ULC
4.25%, 04/30/24	1,000	986,760
4.88%, 04/30/44	200	168,702
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	220	166,456
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,400	1,342,642
4.38%, 05/02/28	800	770,976
CNOOC Petroleum North America ULC
5.88%, 03/10/35	835	794,068
6.40%, 05/15/37	940	935,967
7.50%, 07/30/39	515	567,741
7.88%, 03/15/32	610	700,853
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)(c)	350	327,002
7.25%, 03/14/27 (Call 12/01/22)(b)	188	186,517
7.38%, 01/15/31 (Call 01/15/26)(b)	295	292,861
Colgate Energy Partners III LLC
5.88%, 07/01/29 (Call 07/01/24)(b)	420	391,952
7.75%, 02/15/26 (Call 02/15/24)(b)	210	209,290
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)(c)	730	666,519
6.75%, 03/01/29 (Call 03/01/24)(b)	755	722,958
Conoco Funding Co., 7.25%, 10/15/31	10	11,091
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	233	220,071
3.35%, 11/15/24 (Call 08/15/24)	168	163,452
3.76%, 03/15/42	2,204	1,721,346
3.80%, 03/15/52 (Call 09/15/51)	325	243,315
4.03%, 03/15/62	1,856	1,370,749
4.30%, 11/15/44 (Call 05/15/44)	678	559,072
5.90%, 10/15/32	875	907,629
5.90%, 05/15/38	200	200,640
6.50%, 02/01/39	65	69,954
6.95%, 04/15/29	160	173,891

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	$555	$471,794
2.88%, 04/01/32 (Call 01/01/32)(b)	495	361,979
3.80%, 06/01/24 (Call 03/01/24)	1,030	994,372
4.38%, 01/15/28 (Call 10/15/27)	554	496,229
4.90%, 06/01/44 (Call 12/01/43)(c)	579	412,451
5.75%, 01/15/31 (Call 07/15/30)(b)	1,165	1,060,022
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(d)	800	711,688
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)	645	594,716
4.38%, 03/15/29 (Call 12/15/28)(b)	377	347,251
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	320	293,027
5.63%, 10/15/25 (Call 12/01/22)(b)	726	702,020
CVR Energy Inc.
5.25%, 02/15/25 (Call 11/16/22)(b)	375	361,702
5.75%, 02/15/28 (Call 02/15/23)(b)	285	261,607
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	616	563,535
4.75%, 05/15/42 (Call 11/15/41)	578	472,885
5.00%, 06/15/45 (Call 12/15/44)	545	456,219
5.25%, 09/15/24 (Call 06/15/24)	217	216,831
5.25%, 10/15/27 (Call 11/14/22)	622	617,391
5.60%, 07/15/41 (Call 01/15/41)(c)	777	709,673
5.85%, 12/15/25 (Call 09/15/25)	774	781,492
5.88%, 06/15/28 (Call 06/15/23)	154	153,433
7.88%, 09/30/31	94	103,670
7.95%, 04/15/32	215	238,123
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	488	400,863
3.25%, 12/01/26 (Call 10/01/26)(c)	808	740,613
3.50%, 12/01/29 (Call 09/01/29)	1,109	958,276
4.25%, 03/15/52 (Call 09/15/51)	262	189,845
4.40%, 03/24/51 (Call 09/24/50)	378	283,152
6.25%, 03/15/33	235	236,053
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(b)	335	316,866
Ecopetrol SA
4.13%, 01/16/25(c)	750	692,145
4.63%, 11/02/31 (Call 08/02/31)	750	519,007
5.38%, 06/26/26 (Call 03/26/26)	990	899,286
5.88%, 05/28/45(c)	1,050	641,182
5.88%, 11/02/51 (Call 05/02/51)(c)	800	469,696
6.88%, 04/29/30 (Call 01/29/30)	1,300	1,067,521
7.38%, 09/18/43	540	394,654
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(d)	200	156,224
3.75%, 08/05/26 (Call 05/05/26)(d)	600	533,676
4.38%, 10/30/24(d)	200	193,188
4.50%, 09/14/47 (Call 03/14/47)(d)	450	288,986
5.25%, 11/06/29 (Call 08/06/29)(d)	400	366,168
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	350	331,100
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(b)	620	603,595
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)(d)	239	227,882
4.88%, 03/30/26 (Call 12/30/25)(b)(d)	275	246,964
5.38%, 03/30/28 (Call 09/30/27)(b)(d)	768	674,465
5.88%, 03/30/31 (Call 09/30/30)(b)(d)	300	253,254

Security	Par (000)	Value

Oil & Gas (continued)
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(b)	$127	$130,561
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	455	409,723
5.70%, 10/01/40(b)	365	318,327
Series X-R, 4.75%, 09/12/28(b)	1,345	1,251,657
Eni USA Inc., 7.30%, 11/15/27	473	494,990
EnQuest PLC, 11.63%, 11/01/27	200	195,600
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 12/01/22)(b)	255	230,936
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	423	406,173
3.90%, 04/01/35 (Call 10/01/34)	333	283,876
4.15%, 01/15/26 (Call 10/15/25)	740	718,222
4.38%, 04/15/30 (Call 01/15/30)	584	554,234
4.95%, 04/15/50 (Call 10/15/49)	512	465,915
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(b)(c)	265	241,092
3.63%, 05/15/31(b)	395	328,707
3.90%, 10/01/27 (Call 07/01/27)	985	885,279
5.00%, 01/15/29 (Call 07/15/28)	235	218,350
5.68%, 10/01/25 (Call 10/04/23)	310	306,630
5.70%, 04/01/28 (Call 03/01/28)	175	170,317
6.13%, 02/01/25 (Call 01/01/25)	1,570	1,571,382
7.00%, 02/01/30 (Call 11/01/29)	1,110	1,138,760
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,395	1,258,234
2.38%, 05/22/30 (Call 02/22/30)	1,011	836,380
2.65%, 01/15/24	1,638	1,594,183
2.88%, 04/06/25 (Call 03/06/25)	1,758	1,674,126
3.00%, 04/06/27 (Call 02/06/27)	746	683,530
3.13%, 04/06/30 (Call 01/06/30)	890	779,604
3.25%, 11/10/24	1,677	1,622,414
3.25%, 11/18/49 (Call 05/18/49)	701	485,562
3.63%, 09/10/28 (Call 06/10/28)	1,038	962,548
3.63%, 04/06/40 (Call 10/06/39)	450	351,117
3.70%, 03/01/24	1,164	1,144,724
3.70%, 04/06/50 (Call 10/06/49)	850	639,871
3.95%, 05/15/43	611	484,468
4.25%, 11/23/41	127	106,055
4.80%, 11/08/43	484	429,565
5.10%, 08/17/40	579	539,431
6.50%, 12/01/28(b)	295	309,367
7.25%, 09/23/27	324	348,608
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	1,072	1,021,616
2.28%, 08/16/26 (Call 06/16/26)	921	838,653
2.44%, 08/16/29 (Call 05/16/29)	750	642,075
2.61%, 10/15/30 (Call 07/15/30)	1,162	983,912
2.71%, 03/06/25 (Call 12/06/24)	1,224	1,168,210
2.99%, 03/19/25 (Call 02/19/25)	1,509	1,445,471
3.00%, 08/16/39 (Call 02/16/39)	390	284,630
3.04%, 03/01/26 (Call 12/01/25)	1,072	1,009,309
3.10%, 08/16/49 (Call 02/16/49)	606	412,316
3.18%, 03/15/24 (Call 12/15/23)	292	285,996
3.29%, 03/19/27 (Call 01/19/27)	965	906,000
3.45%, 04/15/51 (Call 10/15/50)	1,281	913,532
3.48%, 03/19/30 (Call 12/19/29)	1,586	1,440,707
3.57%, 03/06/45 (Call 09/06/44)	535	395,659
4.11%, 03/01/46 (Call 09/01/45)	1,715	1,376,099
4.23%, 03/19/40 (Call 09/19/39)	1,948	1,669,183

100	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.33%, 03/19/50 (Call 09/19/49)	$2,052	$1,704,350
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(d)	200	162,336
Global Marine Inc., 7.00%, 06/01/28	100	65,098
GS Caltex Corp.
1.63%, 07/27/25(d)	600	535,638
4.50%, 01/05/26	200	191,654
Guara Norte Sarl, 5.20%, 06/15/34(d)	609	475,565
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	300	299,112
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)(c)	376	338,885
Harvest Operations Corp., 1.00%, 04/26/24 (Call 11/30/22)(d)	600	562,632
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	50	39,175
Heritage Petroleum Co. Ltd., 9.00%, 08/12/29 (Call 05/12/25)(d)	200	209,560
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	685	660,580
4.30%, 04/01/27 (Call 01/01/27)	690	646,468
5.60%, 02/15/41	872	785,053
5.80%, 04/01/47 (Call 10/01/46)(c)	435	394,971
6.00%, 01/15/40	387	364,697
7.13%, 03/15/33	450	469,476
7.30%, 08/15/31	505	535,871
7.88%, 10/01/29	139	151,215
HF Sinclair Corp., 4.50%, 10/01/30	535	452,936
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	365	334,037
6.00%, 04/15/30 (Call 04/15/25)(b)	330	300,653
6.00%, 02/01/31 (Call 02/01/26)(b)	390	353,722
6.25%, 11/01/28 (Call 11/01/23)(b)	390	367,251
6.25%, 04/15/32(b)	300	276,189
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	200	180,604
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(d)	275	249,197
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(b)	430	398,765
Indian Oil Corp. Ltd., 4.75%, 01/16/24(d)	400	395,268
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(b)	305	301,569
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(d)	600	406,584
4.75%, 04/24/25(d)	200	187,014
4.75%, 04/19/27(d)	600	520,836
5.38%, 04/24/30(d)	800	658,816
5.75%, 04/19/47(d)	1,000	687,680
6.38%, 10/24/48(d)	600	432,828
Korea National Oil Corp.
2.63%, 04/14/26(d)	800	729,008
3.25%, 10/01/25(d)	400	374,964
4.00%, 01/23/24(d)	400	393,988
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 11/30/22)(d)	600	501,762
Kunlun Energy Co. Ltd., 3.75%, 05/13/25(d)	200	192,208
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)(c)	260	249,803
9.50%, 01/15/25 (Call 12/01/22)	495	495,658
10.13%, 01/15/28 (Call 01/15/23)	325	320,099
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)(d)	495	470,636
6.50%, 06/30/27 (Call 12/30/26)(b)(d)	400	363,081

Security	Par (000)	Value

Oil & Gas (continued)
6.75%, 06/30/30 (Call 12/30/29)(b)(d)	$410	$366,384
Lundin Energy Finance BV, 3.10%, 07/15/31(b)	338	266,303
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 11/14/22)(b)	346	337,883
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	955	890,728
5.20%, 06/01/45 (Call 12/01/44)	346	285,152
6.60%, 10/01/37	540	532,715
6.80%, 03/15/32	552	562,372
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	970	937,243
3.80%, 04/01/28 (Call 01/01/28)	455	408,635
4.50%, 04/01/48 (Call 10/01/47)	532	400,979
4.70%, 05/01/25 (Call 04/01/25)	797	780,518
4.75%, 09/15/44 (Call 03/15/44)	585	461,694
5.00%, 09/15/54 (Call 03/15/54)	465	364,193
5.13%, 12/15/26 (Call 09/15/26)	528	519,066
6.50%, 03/01/41 (Call 09/01/40)	685	668,135
Matador Resources Co., 5.88%, 09/15/26 (Call 11/16/22)	586	575,745
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(d)	1,000	763,800
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(d)	600	481,518
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(d)	400	356,684
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	370	354,682
7.13%, 02/01/27 (Call 02/01/23)(b)	730	742,877
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 12/01/22)(b)	395	363,329
10.50%, 05/15/27 (Call 12/01/22)(b)	405	390,416
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	810	778,483
Murphy Oil Corp.
5.75%, 08/15/25 (Call 12/01/22)	335	331,657
5.88%, 12/01/27 (Call 12/01/22)	380	369,151
6.13%, 12/01/42 (Call 06/01/42)	250	198,765
6.38%, 07/15/28 (Call 07/15/24)	285	278,853
7.05%, 05/01/29	170	168,616
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(c)	450	433,093
7.38%, 05/15/27 (Call 05/15/24)(b)	345	339,929
9.00%, 02/01/25 (Call 12/01/22)(b)	277	280,931
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 12/01/22)(b)	315	303,761
7.50%, 01/15/28 (Call 01/15/23)(b)	245	226,079
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/26(d)(j)(k)	400	56,575
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 12/01/22)(b)	445	434,809
Nogaholding Sukuk Ltd., 5.25%, 04/08/29(d)	200	190,098
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	461	437,530
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	235	229,969
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	25	24,098
3.00%, 02/15/27 (Call 11/15/26)	10	9,050
3.20%, 08/15/26 (Call 06/15/26)	5	4,665
3.40%, 04/15/26 (Call 01/15/26)(c)	80	75,724
3.50%, 08/15/29 (Call 05/15/29)(c)	195	175,633
4.10%, 02/15/47 (Call 08/15/46)(c)	200	158,326

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.20%, 03/15/48 (Call 09/15/47)	$275	$217,201
4.30%, 08/15/39 (Call 02/15/39)	210	172,889
4.40%, 04/15/46 (Call 10/15/45)	295	241,608
4.40%, 08/15/49 (Call 02/15/49)	230	187,358
4.50%, 07/15/44 (Call 01/15/44)	165	136,934
4.63%, 06/15/45 (Call 12/15/44)	195	161,335
5.50%, 12/01/25 (Call 09/01/25)	515	516,777
5.55%, 03/15/26 (Call 12/15/25)	710	720,110
5.88%, 09/01/25 (Call 06/01/25)	535	539,804
6.13%, 01/01/31 (Call 07/01/30)(c)	720	722,736
6.20%, 03/15/40	490	471,311
6.38%, 09/01/28 (Call 03/01/28)	526	532,969
6.45%, 09/15/36	1,275	1,266,228
6.60%, 03/15/46 (Call 09/15/45)	655	645,568
6.63%, 09/01/30 (Call 03/01/30)	965	1,004,343
6.95%, 07/01/24	425	435,531
7.15%, 05/15/28(c)	250	255,593
7.50%, 05/01/31	588	632,076
7.88%, 09/15/31	365	397,558
7.95%, 06/15/39	228	248,379
8.00%, 07/15/25 (Call 04/15/25)	380	403,248
8.50%, 07/15/27 (Call 01/15/27)	437	478,515
8.88%, 07/15/30 (Call 01/15/30)	596	681,431
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/29(d)	200	165,386
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(d)	400	387,500
7.63%, 11/07/24(d)	600	595,650
8.38%, 11/07/28(d)	400	393,156
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	415	377,260
Oil India Ltd.
5.13%, 02/04/29(d)	200	183,730
5.38%, 04/17/24(d)	400	396,568
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	1,000	919,940
OQ SAOC, 5.13%, 05/06/28(d)	400	362,244
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	485	474,539
Ovintiv Inc.
6.50%, 08/15/34	411	398,317
6.50%, 02/01/38	353	335,791
6.63%, 08/15/37	363	354,807
7.20%, 11/01/31	305	311,225
7.38%, 11/01/31	296	306,896
8.13%, 09/15/30	300	321,351
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/01/22)(b)	170	162,661
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	400	336,724
4.63%, 05/01/30 (Call 05/01/25)(b)	571	475,426
5.88%, 07/15/27 (Call 12/01/22)(b)	385	364,322
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	380	334,898
5.15%, 11/15/29 (Call 08/15/29)	294	259,082
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	555	504,029
7.25%, 06/15/25 (Call 12/01/22)	385	380,904
PDC Energy Inc.
5.75%, 05/15/26 (Call 12/01/22)	535	513,439
6.13%, 09/15/24 (Call 12/01/22)	105	104,470
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(b)	230	226,971

Security	Par (000)	Value

Oil & Gas (continued)
Permian Resources Operating LLC, 5.38%, 01/15/26 (Call 12/01/22)(b)	$205	$189,492
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(d)	600	515,442
2.30%, 02/09/31 (Call 11/09/30)(d)	800	599,744
3.10%, 01/21/30 (Call 10/21/29)(d)	400	326,868
3.10%, 08/27/30 (Call 05/25/30)(d)	600	485,778
3.65%, 07/30/29(d)	600	517,086
4.15%, 02/25/60 (Call 08/25/59)(d)	400	248,444
4.18%, 01/21/50 (Call 07/21/49)(c)(d)	800	530,544
4.70%, 07/30/49(d)	900	648,774
5.63%, 05/20/43(d)	400	330,308
6.00%, 05/03/42(d)	428	368,701
6.45%, 05/30/44(d)	1,000	901,440
6.50%, 05/27/41(d)	400	361,840
6.50%, 11/07/48(c)(d)	400	358,524
Petrobras Global Finance BV
5.09%, 01/15/30(c)	600	535,236
5.50%, 06/10/51 (Call 12/10/50)	500	355,205
5.60%, 01/03/31 (Call 10/03/30)(c)	1,220	1,107,736
5.75%, 02/01/29	100	93,309
6.00%, 01/27/28	615	591,150
6.75%, 01/27/41	500	435,990
6.75%, 06/03/50 (Call 12/03/49)	300	241,890
6.85%, 06/05/2115	1,050	819,598
6.88%, 01/20/40(c)	238	211,146
6.90%, 03/19/49	550	453,832
7.25%, 03/17/44	700	628,285
7.38%, 01/17/27	1,200	1,223,268
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	350	258,997
Petroleos del Peru SA
4.75%, 06/19/32(d)	800	592,136
5.63%, 06/19/47(d)	1,200	769,476
Petroleos Mexicanos
4.25%, 01/15/25	244	226,539
4.50%, 01/23/26	1,044	922,687
4.88%, 01/18/24	500	486,125
5.35%, 02/12/28(c)	1,687	1,347,103
5.50%, 06/27/44(c)	450	252,455
5.63%, 01/23/46	400	222,292
5.95%, 01/28/31 (Call 10/28/30)	2,689	1,938,500
6.35%, 02/12/48	1,050	603,550
6.38%, 01/23/45	775	456,025
6.49%, 01/23/27 (Call 11/23/26)	1,250	1,094,137
6.50%, 03/13/27	2,645	2,317,232
6.50%, 01/23/29	725	584,792
6.50%, 06/02/41	1,000	617,550
6.63%, 06/15/35	1,800	1,224,054
6.70%, 02/16/32 (Call 11/16/31)	4,384	3,300,889
6.75%, 09/21/47	3,650	2,190,182
6.84%, 01/23/30 (Call 10/23/29)	1,700	1,346,264
6.88%, 10/16/25 (Call 09/16/25)	550	524,865
6.88%, 08/04/26	1,450	1,341,801
6.95%, 01/28/60 (Call 07/28/59)	2,314	1,386,572
7.69%, 01/23/50 (Call 07/23/49)	5,296	3,432,867
8.75%, 06/02/29	400	357,924
Petroliam Nasional Bhd, 7.63%, 10/15/26(d)	415	453,495
Petron Corp., 5.95%, (Call 04/19/26)(a)(d)(e)	400	326,000
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(c)(d)	600	478,500

102	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.40%, 04/28/61 (Call 10/28/60)(d)	$1,400	$873,922
3.50%, 03/18/25(d)	800	773,248
3.50%, 04/21/30 (Call 01/21/30)(d)	2,300	2,050,772
4.50%, 03/18/45(d)	500	418,500
4.55%, 04/21/50 (Call 10/21/49)(d)	1,650	1,355,656
4.80%, 04/21/60 (Call 10/21/59)(d)	600	499,830
Petrons Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(d)	400	343,796
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(d)	400	363,628
Phillips 66
0.90%, 02/15/24 (Call 12/01/22)	563	533,071
1.30%, 02/15/26 (Call 01/15/26)	456	398,325
2.15%, 12/15/30 (Call 09/15/30)	512	396,826
3.30%, 03/15/52 (Call 09/15/51)	470	304,391
3.85%, 04/09/25 (Call 03/09/25)	925	895,853
3.90%, 03/15/28 (Call 12/15/27)	706	652,069
4.65%, 11/15/34 (Call 05/15/34)	670	599,931
4.88%, 11/15/44 (Call 05/15/44)	1,473	1,261,021
5.88%, 05/01/42	674	654,124
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)(b)	514	433,919
3.55%, 10/01/26 (Call 07/01/26)(b)	826	763,810
3.75%, 03/01/28 (Call 12/01/27)(b)	787	707,993
4.68%, 02/15/45 (Call 08/15/44)(b)	145	117,496
4.90%, 10/01/46 (Call 04/01/46)(b)	175	145,784
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	950	828,865
1.90%, 08/15/30 (Call 05/15/30)	1,020	786,002
2.15%, 01/15/31 (Call 10/15/30)	492	381,270
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(b)	240	220,543
7.13%, 01/15/26 (Call 11/16/22)(b)	220	216,755
PTTEP Canada International Finance Ltd., 6.35%, 06/12/42(b)	200	193,022
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(d)	200	171,500
2.99%, 01/15/30 (Call 07/15/29)(d)	200	163,342
3.90%, 12/06/59(c)(d)	400	242,712
Puma International Financing SA
5.00%, 01/24/26 (Call 11/11/22)(b)	700	625,541
5.13%, 10/06/24 (Call 11/11/22)(b)	200	186,766
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(d)	1,200	1,054,896
2.25%, 07/12/31 (Call 04/12/31)(d)	1,800	1,443,888
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(d)	2,600	1,839,058
3.30%, 07/12/51 (Call 01/12/51)(d)	2,400	1,632,888
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)	600	570,492
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)(c)	315	278,529
4.88%, 05/15/25 (Call 02/15/25)	475	458,655
8.25%, 01/15/29 (Call 01/15/24)	520	539,380
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 5.84%, 09/30/27(b)	1,038	1,040,350
Reliance Industries Ltd.
2.88%, 01/12/32(d)	890	669,823
3.63%, 01/12/52(d)	1,000	590,550
3.67%, 11/30/27(d)	600	538,722
3.75%, 01/12/62(d)	250	143,640
4.13%, 01/28/25(d)	650	625,963

Security	Par (000)	Value

Oil & Gas (continued)
4.88%, 02/10/45(d)	$750	$577,485
6.25%, 10/19/40(d)	250	237,455
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(b)	470	419,517
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(d)	800	744,192
1.60%, 06/17/26 (Call 05/17/26)(d)	1,200	1,050,684
2.69%, 06/17/31 (Call 03/17/31)(d)	2,400	1,949,736
Santos Finance Ltd.
3.65%, 04/29/31 (Call 01/29/31)(b)	360	277,891
5.25%, 03/13/29 (Call 12/13/28)(d)	200	177,800
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(d)	200	192,046
1.63%, 11/24/25 (Call 10/24/25)(d)	800	715,888
2.25%, 11/24/30 (Call 08/24/30)(d)	1,400	1,106,686
2.88%, 04/16/24(d)	800	771,768
3.25%, 11/24/50 (Call 05/24/50)(d)	2,000	1,253,620
3.50%, 04/16/29(d)	2,000	1,776,200
3.50%, 11/24/70 (Call 05/24/70)(d)	1,600	973,968
4.25%, 04/16/39(d)	2,000	1,638,840
4.38%, 04/16/49(d)	1,700	1,323,059
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(d)	400	313,004
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(d)	526	442,424
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	964	914,219
2.38%, 11/07/29 (Call 08/07/29)	762	642,336
2.50%, 09/12/26	731	667,023
2.75%, 04/06/30 (Call 01/06/30)	1,138	974,435
2.88%, 05/10/26	1,155	1,077,419
2.88%, 11/26/41 (Call 05/26/41)	600	412,038
3.00%, 11/26/51 (Call 05/26/51)	1,000	644,120
3.13%, 11/07/49 (Call 05/07/49)	822	547,057
3.25%, 05/11/25	1,365	1,311,110
3.25%, 04/06/50 (Call 10/06/49)	998	686,085
3.50%, 11/13/23 (Call 10/13/23)	610	601,814
3.63%, 08/21/42	805	609,168
3.75%, 09/12/46	1,084	810,843
3.88%, 11/13/28 (Call 08/13/28)	640	598,797
4.00%, 05/10/46	1,616	1,269,433
4.13%, 05/11/35	1,117	985,038
4.38%, 05/11/45	1,349	1,115,097
4.55%, 08/12/43	856	731,966
5.50%, 03/25/40	618	602,303
6.38%, 12/15/38	1,543	1,626,816
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(d)	400	262,848
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(d)	650	513,396
Sinopec Group Development Ltd., 3.10%, 01/08/51 (Call 07/08/50)(d)	800	492,872
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(d)	600	561,102
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(d)	800	792,192
Sinopec Group Overseas Development 2015 Ltd. 3.25%, 04/28/25(d)	800	764,840
4.10%, 04/28/45(d)	400	311,072
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(d)	600	552,264
3.50%, 05/03/26(d)	200	190,340

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(d)	$225	$207,450
3.63%, 04/12/27(d)	200	188,680
4.25%, 04/12/47(d)	200	156,920
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(d)	1,200	1,077,096
2.15%, 05/13/25 (Call 04/13/25)(d)	900	836,883
2.30%, 01/08/31(d)	2,100	1,693,923
2.50%, 08/08/24(d)	800	766,168
2.50%, 11/12/24(d)	600	571,332
2.70%, 05/13/30 (Call 02/13/30)(d)	3,000	2,532,510
2.95%, 08/08/29 (Call 05/08/29)(d)	600	523,890
2.95%, 11/12/29 (Call 08/12/29)(d)	465	403,569
3.35%, 05/13/50(d)	200	130,022
3.44%, 11/12/49(d)	200	133,144
3.68%, 08/08/49 (Call 02/08/49)(d)	200	139,682
4.13%, 09/12/25(d)	600	583,674
4.25%, 09/12/28(d)	400	380,268
4.60%, 09/12/48(d)	200	165,616
SM Energy Co.
5.63%, 06/01/25 (Call 12/01/22)	230	223,940
6.50%, 07/15/28 (Call 07/15/24)	250	243,378
6.63%, 01/15/27 (Call 12/01/22)	257	251,690
6.75%, 09/15/26 (Call 12/01/22)	281	278,491
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	725	628,379
5.38%, 02/01/29 (Call 02/01/24)	400	372,500
5.38%, 03/15/30 (Call 03/15/25)	990	919,136
5.70%, 01/23/25 (Call 10/23/24)	540	532,148
7.75%, 10/01/27 (Call 12/01/22)	359	369,637
8.38%, 09/15/28 (Call 09/15/23)(c)	325	337,321
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(b)	315	266,641
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(c)	486	331,471
4.00%, 11/15/47 (Call 05/15/47)	461	335,834
5.95%, 12/01/34	274	260,790
6.50%, 06/15/38	509	500,607
6.80%, 05/15/38	1,035	1,035,849
6.85%, 06/01/39	390	392,816
7.15%, 02/01/32	290	301,467
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	445	384,489
4.50%, 04/30/30 (Call 04/30/25)	458	390,042
5.88%, 03/15/28 (Call 03/15/23)	405	385,645
6.00%, 04/15/27 (Call 12/01/22)	400	391,904
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	375	397,717
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(b)	345	323,631
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	355	317,533
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(d)	800	622,008
3.25%, 08/15/30 (Call 02/15/30)(d)	500	340,650
4.00%, 08/15/26(d)	600	487,824
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(d)	1,200	869,028
3.50%, 10/17/49(d)	200	97,970
3.75%, 06/18/50(c)(d)	400	204,044
5.38%, 11/20/48(d)	400	276,336
Tosco Corp., 8.13%, 02/15/30	110	125,998

Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	$886	$838,023
2.83%, 01/10/30 (Call 10/10/29)	1,170	1,004,936
2.99%, 06/29/41 (Call 12/29/40)	935	656,024
3.13%, 05/29/50 (Call 11/29/49)	1,127	744,699
3.39%, 06/29/60 (Call 12/29/59)	358	232,643
3.45%, 02/19/29 (Call 11/19/28)	1,020	926,803
3.46%, 07/12/49 (Call 01/12/49)	891	625,455
3.70%, 01/15/24	811	798,129
3.75%, 04/10/24	1,238	1,220,235
TotalEnergies Capital SA, 3.88%, 10/11/28	806	752,151
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 12/01/22)(b)	328	319,619
Transocean Inc.
6.80%, 03/15/38	385	235,177
7.25%, 11/01/25 (Call 11/11/22)(b)(c)	210	182,879
7.50%, 01/15/26 (Call 11/11/22)(b)	340	292,509
7.50%, 04/15/31(c)	335	219,050
8.00%, 02/01/27 (Call 02/01/23)(b)	375	307,661
9.35%, 12/15/41	120	78,006
11.50%, 01/30/27 (Call 07/30/23)(b)	459	461,098
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 12/01/22)(b)	258	247,720
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 12/01/22)(b)	267	255,389
Tullow Oil PLC
7.00%, 03/01/25(d)	400	260,464
10.25%, 05/15/26 (Call 05/15/23)(d)	961	818,820
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24(d)	400	367,984
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	591	507,350
2.80%, 12/01/31 (Call 09/01/31)	210	165,505
3.40%, 09/15/26 (Call 06/15/26)	120	111,658
3.65%, 12/01/51 (Call 06/01/51)	275	183,241
4.00%, 06/01/52 (Call 12/01/51)	305	215,324
4.35%, 06/01/28 (Call 03/01/28)	303	285,265
4.90%, 03/15/45(c)	923	760,303
6.63%, 06/15/37	1,033	1,036,037
7.50%, 04/15/32	465	505,613
Vantage Drilling International, 9.25%, 11/15/23 (Call 12/01/22)(b)	203	199,799
Vermilion Energy Inc.
5.63%, 03/15/25 (Call 12/01/22)(b)(c)	482	467,612
6.88%, 05/01/30 (Call 05/01/25)(b)	240	225,641
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 12/01/22)(b)	265	249,362
W&T Offshore Inc., 9.75%, 11/01/23 (Call 12/01/22)(b)	325	323,690
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	553	524,565
3.70%, 09/15/26 (Call 06/15/26)(b)	200	183,590
4.50%, 03/04/29 (Call 12/04/28)(b)	738	668,532
YPF SA
6.95%, 07/21/27(d)	483	287,718
7.00%, 12/15/47 (Call 06/15/47)(d)	800	416,584
8.50%, 07/28/25(d)	901	648,324
YPF Sociedad Anonima, 4.00%, 02/12/26(d)(f)	20	17,326

		332,820,152

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(b)	570	530,060
6.88%, 04/01/27 (Call 12/01/22)(b)	335	320,575

104	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Baker Hughes Holdings LLC, 5.13%, 09/15/40	$978	$839,104
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	540	517,374
2.06%, 12/15/26 (Call 11/15/26)	345	301,979
3.14%, 11/07/29 (Call 08/07/29)	297	252,010
3.34%, 12/15/27 (Call 09/15/27)	573	513,821
4.08%, 12/15/47 (Call 06/15/47)	985	715,069
4.49%, 05/01/30 (Call 02/01/30)	116	107,063
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	250	235,220
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)(c)	200	174,044
COSL Singapore Capital Ltd.
2.50%, 06/24/30 (Call 03/24/30)(d)	800	649,560
4.50%, 07/30/25(d)	200	195,588
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 12/01/22)(b)(c)	205	185,025
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	659	553,428
3.80%, 11/15/25 (Call 08/15/25)	301	290,038
4.50%, 11/15/41 (Call 05/15/41)	310	242,157
4.75%, 08/01/43 (Call 02/01/43)	724	584,406
4.85%, 11/15/35 (Call 05/15/35)	897	792,257
5.00%, 11/15/45 (Call 05/15/45)	1,045	865,835
6.70%, 09/15/38	683	683,082
7.45%, 09/15/39	379	404,908
HF Sinclair Corp., 5.88%, 04/01/26	706	687,333
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(b)	250	232,500
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 12/01/22)(b)	155	127,413
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	218	185,682
3.95%, 12/01/42 (Call 06/01/42)	610	403,088
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	270	258,409
6.00%, 02/01/28 (Call 11/01/27)	195	173,804
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	470	424,997
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	1,200	1,173,768
3.90%, 05/17/28 (Call 02/17/28)(b)	792	719,437
4.00%, 12/21/25 (Call 09/21/25)(b)	832	800,542
4.30%, 05/01/29 (Call 02/01/29)(b)	885	808,899
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	550	460,460
3.65%, 12/01/23 (Call 09/01/23)	336	331,272
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	129	124,035
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 12/01/22)(b)	170	169,004
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/22)(b)	162	158,217
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 12/01/22)	430	412,761
6.88%, 09/01/27 (Call 12/01/22)	500	477,020
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(b)(c)	300	288,249
8.63%, 04/30/30 (Call 10/30/24)(b)	980	923,817
11.00%, 12/01/24 (Call 12/01/22)(b)	380	390,309

Security	Par (000)	Value

Oil & Gas Services (continued)
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(b)	$200	$193,932

		19,877,551

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	603	556,213
4.50%, 05/15/28 (Call 02/15/28)	192	176,135
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	526	409,486
2.69%, 05/25/31 (Call 02/25/31)	745	574,313
4.00%, 05/17/25 (Call 04/17/25)	300	288,399
ARD Finance SA, 6.50%, 06/30/27 (Call 12/01/22), (7.25% PIK)(b)(g)	530	380,222
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	365	299,986
4.00%, 09/01/29 (Call 05/15/24)(b)	685	521,675
6.00%, 06/15/27 (Call 06/15/24)(b)	350	335,822
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 11/11/22)(b)	868	746,697
5.25%, 04/30/25 (Call 12/01/22)(b)	415	392,208
5.25%, 08/15/27 (Call 12/01/22)(b)	1,335	949,094
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(c)	806	627,012
3.13%, 09/15/31 (Call 06/15/31)	565	433,259
4.00%, 11/15/23	550	539,038
4.88%, 03/15/26 (Call 12/15/25)	445	426,977
5.25%, 07/01/25	625	616,562
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	413	388,815
1.57%, 01/15/26 (Call 12/15/25)	1,122	972,897
1.65%, 01/15/27 (Call 12/15/26)	1,212	999,561
4.50%, 02/15/26 (Call 12/01/22)(b)	196	183,399
4.88%, 07/15/26(b)	1,575	1,481,839
5.63%, 07/15/27 (Call 12/01/22)(b)(c)	335	318,066
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	110	104,464
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(d)	425	337,488
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	155	139,156
5.38%, 01/15/28 (Call 01/15/23)(b)	345	295,020
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	805	632,005
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	320	303,558
8.75%, 04/15/30 (Call 04/15/25)(b)	710	624,360
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	305	279,276
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	272	252,245
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 12/01/22)	564	540,487
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	235	239,472
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	320	262,819
Graphic Packaging International LLC 3.50%, 03/15/28(b)	333	288,438
3.50%, 03/01/29 (Call 09/01/28)(b)	325	276,071
3.75%, 02/01/30 (Call 08/01/29)(b)	195	167,599
4.13%, 08/15/24 (Call 05/15/24)	118	114,530
4.75%, 07/15/27 (Call 04/15/27)(b)	175	161,467

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Intelligent Packaging Ltd. Finco Inc./Intelligent
Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 12/01/22)(b)	$425	$317,169
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(d)	600	452,592
5.75%, 04/03/29 (Call 01/03/29)(d)	400	372,176
7.00%, 04/03/49 (Call 10/03/48)(d)	400	353,340
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	300	261,582
6.75%, 07/15/26 (Call 11/14/22)(b)	460	438,661
8.25%, 11/01/29 (Call 11/01/24)(b)	300	240,147
10.50%, 07/15/27 (Call 11/14/22)(b)	475	435,185
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/22)(b)	141	129,494
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 12/01/22)(b)	979	959,332
7.25%, 04/15/25 (Call 12/01/22)(b)	900	809,991
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	235	199,590
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	345	323,503
6.38%, 08/15/25(b)	175	165,743
6.63%, 05/13/27 (Call 05/15/23)(b)	360	344,264
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	388	322,967
3.05%, 10/01/51 (Call 04/01/51)	300	181,152
3.40%, 12/15/27 (Call 09/15/27)	644	579,529
3.65%, 09/15/24 (Call 06/15/24)	235	227,539
4.05%, 12/15/49 (Call 06/15/49)	275	197,423
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(b)	700	619,507
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	250	218,710
Pactiv LLC
7.95%, 12/15/25	210	194,666
8.38%, 04/15/27	170	153,462
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	590	494,479
4.00%, 12/01/27 (Call 09/01/27)(b)	354	317,336
5.00%, 04/15/29 (Call 04/15/25)(b)	135	123,250
5.13%, 12/01/24 (Call 09/01/24)(b)	305	301,618
5.50%, 09/15/25 (Call 06/15/25)(b)	250	245,578
6.88%, 07/15/33(b)	305	292,455
Silgan Holdings Inc.
1.40%, 04/01/26 (Call 03/01/26)(b)	360	306,540
4.13%, 02/01/28 (Call 11/16/22)	385	352,633
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	850	784,584
2.25%, 02/01/27 (Call 01/01/27)	565	493,946
2.85%, 02/01/32 (Call 11/01/31)	700	546,819
3.13%, 05/01/30 (Call 02/01/30)	435	359,119
5.75%, 11/01/40 (Call 05/01/40)	15	13,510
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 11/14/22)(b)	220	189,200
9.25%, 08/01/24 (Call 11/14/22)(b)	328	306,664
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	275	236,415
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 12/01/22)(b)	630	579,235
8.50%, 08/15/27 (Call 11/11/22)(b)(c)	425	403,214

Security	Par (000)	Value

Packaging & Containers (continued)
WestRock MWV LLC
7.95%, 02/15/31	$150	$163,899
8.20%, 01/15/30	142	156,024
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	749	712,157
3.00%, 06/15/33 (Call 03/15/33)	259	196,625
3.38%, 09/15/27 (Call 06/15/27)	125	111,891
3.75%, 03/15/25 (Call 01/15/25)	245	234,041
3.90%, 06/01/28 (Call 03/01/28)	475	426,379
4.00%, 03/15/28 (Call 12/15/27)	260	236,675
4.20%, 06/01/32 (Call 03/01/32)	342	294,790
4.65%, 03/15/26 (Call 01/15/26)	960	930,182
4.90%, 03/15/29 (Call 12/15/28)	618	580,586

		36,523,698

Pharmaceuticals — 1.2%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	330	278,896
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	2,468	2,346,204
2.95%, 11/21/26 (Call 09/21/26)	1,475	1,346,808
3.20%, 05/14/26 (Call 02/14/26)	1,206	1,123,980
3.20%, 11/21/29 (Call 08/21/29)	3,473	3,031,998
3.60%, 05/14/25 (Call 02/14/25)	2,178	2,090,858
3.75%, 11/14/23 (Call 10/14/23)	1,536	1,516,124
3.80%, 03/15/25 (Call 12/15/24)	1,393	1,345,610
3.85%, 06/15/24 (Call 03/15/24)	697	682,739
4.05%, 11/21/39 (Call 05/21/39)	2,204	1,775,300
4.25%, 11/14/28 (Call 08/14/28)	941	885,566
4.25%, 11/21/49 (Call 05/21/49)	3,954	3,066,604
4.30%, 05/14/36 (Call 11/14/35)	1,090	940,267
4.40%, 11/06/42	1,853	1,517,273
4.45%, 05/14/46 (Call 11/14/45)	1,190	955,725
4.50%, 05/14/35 (Call 11/14/34)	1,309	1,164,225
4.55%, 03/15/35 (Call 09/15/34)	1,447	1,287,743
4.63%, 10/01/42 (Call 04/01/42)	588	487,199
4.70%, 05/14/45 (Call 11/14/44)	1,753	1,459,127
4.75%, 03/15/45 (Call 09/15/44)	530	446,165
4.85%, 06/15/44 (Call 12/15/43)	635	540,709
4.88%, 11/14/48 (Call 05/14/48)	1,082	926,376
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	405	344,955
5.13%, 03/01/30 (Call 03/01/25)(b)	295	255,809
6.13%, 08/01/28 (Call 08/01/23)(b)	275	254,565
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	390	310,912
2.80%, 05/15/30 (Call 02/15/30)	497	408,047
3.25%, 03/01/25 (Call 12/01/24)	575	550,350
3.40%, 05/15/24 (Call 02/15/24)	705	685,909
3.45%, 12/15/27 (Call 09/15/27)	769	702,128
4.25%, 03/01/45 (Call 09/01/44)	315	242,163
4.30%, 12/15/47 (Call 06/15/47)	668	516,042
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 12/01/22)	610	569,868
1.20%, 05/28/26 (Call 04/28/26)	265	231,284
1.75%, 05/28/28 (Call 03/28/28)	620	518,791
2.25%, 05/28/31 (Call 02/28/31)	229	184,437
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	975	840,489
1.38%, 08/06/30 (Call 05/06/30)	982	751,210
2.13%, 08/06/50 (Call 02/06/50)	800	440,736
3.00%, 05/28/51 (Call 11/28/50)	645	428,622

106	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.13%, 06/12/27 (Call 03/12/27)	$415	$382,008
3.38%, 11/16/25	854	813,905
4.00%, 01/17/29 (Call 10/17/28)	1,214	1,142,508
4.00%, 09/18/42	970	797,194
4.38%, 11/16/45	889	753,250
4.38%, 08/17/48 (Call 02/17/48)	633	534,220
6.45%, 09/15/37	1,122	1,204,927
Bausch Health Americas Inc., 8.50%, 01/31/27(b)	676	304,078
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	980	601,387
5.25%, 01/30/30 (Call 01/30/25)(b)	172	66,727
5.25%, 02/15/31 (Call 02/15/26)(b)	500	196,350
5.50%, 11/01/25 (Call 12/01/22)(b)	1,345	1,079,631
5.75%, 08/15/27 (Call 11/16/22)(b)	315	200,205
6.13%, 02/01/27 (Call 02/01/24)(b)	670	441,738
11.00%, 09/30/28	2,276	1,777,055
14.00%, 10/15/30(c)	447	255,992
Bayer Corp., 6.65%, 02/15/28(b)	350	350,420
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	959	926,116
3.88%, 12/15/23 (Call 11/15/23)(b)	1,925	1,890,889
3.95%, 04/15/45 (Call 10/15/44)(b)	586	401,428
4.20%, 07/15/34 (Call 01/15/34)(b)	1,195	983,748
4.25%, 12/15/25 (Call 10/15/25)(b)	912	872,182
4.38%, 12/15/28 (Call 09/15/28)(b)	1,277	1,163,002
4.40%, 07/15/44 (Call 01/15/44)(b)	854	631,738
4.63%, 06/25/38 (Call 12/25/37)(b)(c)	440	359,814
4.70%, 07/15/64 (Call 01/15/64)(b)	541	388,952
4.88%, 06/25/48 (Call 12/25/47)(b)(c)	445	358,844
5.50%, 07/30/35(b)	685	620,644
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	345	331,628
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,005	771,327
2.82%, 05/20/30 (Call 02/20/30)	540	450,155
3.36%, 06/06/24 (Call 04/06/24)	567	550,398
3.70%, 06/06/27 (Call 03/06/27)	1,111	1,032,130
3.73%, 12/15/24 (Call 09/15/24)	278	270,049
3.79%, 05/20/50 (Call 11/20/49)	415	299,867
4.30%, 08/22/32 (Call 05/22/32)	455	411,620
4.67%, 06/06/47 (Call 12/06/46)	1,020	851,608
4.69%, 12/15/44 (Call 06/15/44)	329	276,360
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(b)	550	520,608
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 12/01/22)	813	777,472
0.75%, 11/13/25 (Call 10/13/25)	1,234	1,091,461
1.13%, 11/13/27 (Call 09/13/27)	465	386,387
1.45%, 11/13/30 (Call 08/13/30)	1,180	903,951
2.35%, 11/13/40 (Call 05/13/40)	1,020	664,142
2.55%, 11/13/50 (Call 05/13/50)	933	559,557
2.90%, 07/26/24 (Call 06/26/24)	1,391	1,345,973
2.95%, 03/15/32 (Call 12/15/31)	930	788,612
3.20%, 06/15/26 (Call 04/15/26)	877	828,072
3.25%, 11/01/23	290	285,804
3.25%, 08/01/42	808	583,247
3.40%, 07/26/29 (Call 04/26/29)	1,409	1,280,105
3.45%, 11/15/27 (Call 08/15/27)	1,235	1,150,649
3.55%, 03/15/42 (Call 09/15/41)	395	302,100
3.63%, 05/15/24 (Call 02/15/24)	300	294,348
3.70%, 03/15/52 (Call 09/15/51)	1,055	783,211

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 02/20/28 (Call 11/20/27)	$1,118	$1,059,652
3.90%, 03/15/62 (Call 09/15/61)	545	398,580
4.13%, 06/15/39 (Call 12/15/38)	1,528	1,299,090
4.25%, 10/26/49 (Call 04/26/49)	1,686	1,372,994
4.35%, 11/15/47 (Call 05/15/47)	703	583,567
4.55%, 02/20/48 (Call 08/20/47)	933	796,941
4.63%, 05/15/44 (Call 11/15/43)	350	304,206
5.00%, 08/15/45 (Call 02/15/45)	145	132,746
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	871	838,381
3.41%, 06/15/27 (Call 03/15/27)	967	885,753
3.50%, 11/15/24 (Call 08/15/24)	450	433,188
3.75%, 09/15/25 (Call 06/15/25)	769	735,948
4.37%, 06/15/47 (Call 12/15/46)	269	197,317
4.50%, 11/15/44 (Call 05/15/44)	366	274,851
4.60%, 03/15/43	360	279,014
4.90%, 09/15/45 (Call 03/15/45)	363	292,200
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(b)	400	331,600
Cigna Corp.
0.61%, 03/15/24 (Call 12/01/22)	710	668,415
1.25%, 03/15/26 (Call 02/15/26)	445	388,770
2.38%, 03/15/31 (Call 12/15/30)	1,025	813,911
2.40%, 03/15/30 (Call 12/15/29)	1,182	961,344
3.05%, 10/15/27 (Call 07/15/27)	997	893,362
3.20%, 03/15/40 (Call 09/15/39)	255	181,624
3.25%, 04/15/25 (Call 01/15/25)	540	515,495
3.40%, 03/01/27 (Call 12/01/26)	803	739,274
3.40%, 03/15/50 (Call 09/15/49)	1,285	855,630
3.40%, 03/15/51 (Call 09/15/50)	861	572,246
3.50%, 06/15/24 (Call 03/17/24)	1,025	998,401
3.88%, 10/15/47 (Call 04/15/47)	542	390,793
4.13%, 11/15/25 (Call 09/15/25)	1,446	1,396,474
4.38%, 10/15/28 (Call 07/15/28)	1,205	1,132,555
4.50%, 02/25/26 (Call 11/27/25)	707	690,258
4.80%, 08/15/38 (Call 02/15/38)	1,115	982,482
4.80%, 07/15/46 (Call 01/16/46)	1,115	929,475
4.90%, 12/15/48 (Call 06/15/48)	1,572	1,332,522
6.13%, 11/15/41	880	869,387
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,275	1,886,225
1.75%, 08/21/30 (Call 05/21/30)	919	699,497
1.88%, 02/28/31 (Call 11/28/30)	1,363	1,034,612
2.13%, 09/15/31 (Call 06/15/31)	815	623,662
2.63%, 08/15/24 (Call 07/15/24)	914	875,429
2.70%, 08/21/40 (Call 02/21/40)	1,296	838,927
2.88%, 06/01/26 (Call 03/01/26)	1,226	1,128,423
3.00%, 08/15/26 (Call 06/15/26)	625	572,931
3.25%, 08/15/29 (Call 05/15/29)	1,150	998,556
3.38%, 08/12/24 (Call 05/12/24)	701	680,741
3.63%, 04/01/27 (Call 02/01/27)	452	420,893
3.75%, 04/01/30 (Call 01/01/30)	1,040	918,268
3.88%, 07/20/25 (Call 04/20/25)	1,518	1,465,538
4.00%, 12/05/23 (Call 09/05/23)	115	113,888
4.10%, 03/25/25 (Call 01/25/25)	187	182,529
4.13%, 04/01/40 (Call 10/01/39)	1,069	837,412
4.25%, 04/01/50 (Call 10/01/49)	744	560,954
4.30%, 03/25/28 (Call 12/25/27)	2,479	2,327,459
4.78%, 03/25/38 (Call 09/25/37)	3,027	2,624,681
4.88%, 07/20/35 (Call 01/20/35)	1,026	919,778

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.05%, 03/25/48 (Call 09/25/47)	$4,553	$3,866,271
5.13%, 07/20/45 (Call 01/20/45)	904	775,551
5.30%, 12/05/43 (Call 06/05/43)	1,036	914,757
6.13%, 09/15/39	296	289,950
6.25%, 06/01/27	559	578,833
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	587	529,292
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	615	368,871
2.50%, 09/15/60 (Call 03/15/60)	717	412,870
2.75%, 06/01/25 (Call 03/01/25)	475	452,742
3.10%, 05/15/27 (Call 02/15/27)	1,310	1,222,780
3.38%, 03/15/29 (Call 12/15/28)	300	277,530
3.70%, 03/01/45 (Call 09/01/44)	55	43,819
3.95%, 05/15/47 (Call 11/15/46)	555	460,589
3.95%, 03/15/49 (Call 09/15/48)	200	167,038
4.15%, 03/15/59 (Call 09/15/58)	260	210,896
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)(c)	305	261,803
6.75%, 02/15/30 (Call 02/15/27)(b)	205	187,552
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	650	619,398
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	448	434,717
3.88%, 05/15/28	688	645,550
4.20%, 03/18/43	299	243,494
5.38%, 04/15/34	608	604,662
6.38%, 05/15/38	1,771	1,897,290
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	1,009	979,588
3.38%, 06/01/29 (Call 03/01/29)	755	681,025
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 12/01/22)(b)	395	369,222
Hikma Finance USA LLC, 3.25%, 07/09/25(d)	400	368,300
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	370	277,445
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 12/01/22)(b)	400	384,752
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	985	873,685
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	818	730,818
0.95%, 09/01/27 (Call 07/01/27)	508	430,169
1.30%, 09/01/30 (Call 06/01/30)	373	295,181
2.10%, 09/01/40 (Call 03/01/40)	883	578,206
2.25%, 09/01/50 (Call 03/01/50)	741	439,250
2.45%, 03/01/26 (Call 12/01/25)	621	580,356
2.45%, 09/01/60 (Call 03/01/60)	835	471,274
2.63%, 01/15/25 (Call 11/15/24)	524	502,186
2.90%, 01/15/28 (Call 10/15/27)	839	771,175
2.95%, 03/03/27 (Call 12/03/26)	853	794,348
3.38%, 12/05/23	635	626,993
3.40%, 01/15/38 (Call 07/15/37)	808	658,657
3.50%, 01/15/48 (Call 07/15/47)	376	288,787
3.55%, 03/01/36 (Call 09/01/35)	415	354,638
3.63%, 03/03/37 (Call 09/03/36)	1,036	883,843
3.70%, 03/01/46 (Call 09/01/45)	1,329	1,052,701
3.75%, 03/03/47 (Call 09/03/46)	545	435,123
4.38%, 12/05/33 (Call 06/05/33)	706	671,166
4.50%, 09/01/40	360	325,764
4.50%, 12/05/43 (Call 06/05/43)	330	291,895
4.85%, 05/15/41	185	172,979

Security	Par (000)	Value

Pharmaceuticals (continued)
4.95%, 05/15/33	$122	$122,741
5.85%, 07/15/38	476	499,067
5.95%, 08/15/37	980	1,046,640
6.95%, 09/01/29	59	66,866
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	195	53,843
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 11/14/22)(b)(c)	200	135,192
10.00%, 06/15/29 (Call 06/15/26)(b)	200	112,018
11.50%, 12/15/28 (Call 06/15/27)(b)	395	359,999
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	340	297,048
1.30%, 08/15/26 (Call 07/15/26)	865	743,718
3.80%, 03/15/24 (Call 12/15/23)	459	451,032
3.95%, 02/16/28 (Call 11/16/27)	845	783,214
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	1,244	1,201,032
4.60%, 06/01/44 (Call 12/01/43)	375	312,728
5.90%, 11/01/39	223	221,073
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,094	958,902
1.45%, 06/24/30 (Call 03/24/30)	813	631,311
1.70%, 06/10/27 (Call 05/10/27)	955	832,177
1.90%, 12/10/28 (Call 10/10/28)	900	754,461
2.15%, 12/10/31 (Call 09/10/31)	1,265	1,004,929
2.35%, 06/24/40 (Call 12/24/39)	1,206	794,887
2.45%, 06/24/50 (Call 12/24/49)	1,083	654,197
2.75%, 02/10/25 (Call 11/10/24)	1,515	1,447,840
2.75%, 12/10/51 (Call 06/10/51)	580	368,607
2.90%, 03/07/24 (Call 02/07/24)	490	477,628
2.90%, 12/10/61 (Call 06/10/61)	685	416,590
3.40%, 03/07/29 (Call 12/07/28)	1,126	1,028,207
3.60%, 09/15/42 (Call 03/15/42)	360	276,876
3.70%, 02/10/45 (Call 08/10/44)	1,842	1,427,882
3.90%, 03/07/39 (Call 09/07/38)	423	352,279
4.00%, 03/07/49 (Call 09/07/48)	439	354,466
4.15%, 05/18/43	830	695,150
6.50%, 12/01/33	800	871,832
6.55%, 09/15/37	275	301,348
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	123	126,589
5.95%, 12/01/28	165	173,036
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	605	593,596
4.55%, 04/15/28 (Call 01/15/28)	734	658,053
5.20%, 04/15/48 (Call 10/15/47)	645	437,839
5.40%, 11/29/43 (Call 05/29/43)	566	403,417
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	359	336,081
2.00%, 02/14/27 (Call 12/14/26)	370	330,810
2.20%, 08/14/30 (Call 05/14/30)	711	588,708
2.75%, 08/14/50 (Call 02/14/50)	631	413,602
3.00%, 11/20/25 (Call 08/20/25)	504	478,588
3.10%, 05/17/27 (Call 02/17/27)	1,048	976,212
3.40%, 05/06/24	1,240	1,216,018
3.70%, 09/21/42	275	219,447
4.00%, 11/20/45 (Call 05/20/45)	1,040	852,582
4.40%, 05/06/44	1,208	1,057,048
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	300	258,342

108	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	$1,350	$1,188,229
5.13%, 04/30/31 (Call 04/30/26)(b)	1,243	1,055,394
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)(c)	620	594,121
4.50%, 03/31/29 (Call 03/31/24)(b)	310	240,820
6.63%, 04/01/30 (Call 04/01/25)(b)	345	288,016
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 12/01/22)(b)	325	251,397
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	430	409,364
4.38%, 03/15/26 (Call 12/15/25)	349	327,121
4.40%, 06/15/30 (Call 03/15/30)	625	523,519
4.90%, 12/15/44 (Call 06/15/44)	225	149,587
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	772	701,092
1.70%, 05/28/30 (Call 02/28/30)	1,100	877,052
1.75%, 08/18/31 (Call 05/18/31)	573	445,897
2.55%, 05/28/40 (Call 11/28/39)	484	335,330
2.63%, 04/01/30 (Call 01/01/30)	532	454,413
2.70%, 05/28/50 (Call 11/28/49)	293	190,819
2.75%, 06/03/26(c)	1,114	1,041,178
2.95%, 03/15/24 (Call 02/15/24)	1,050	1,025,608
3.00%, 12/15/26	1,288	1,204,821
3.40%, 05/15/24	578	566,111
3.45%, 03/15/29 (Call 12/15/28)	662	606,445
3.60%, 09/15/28 (Call 06/15/28)	902	844,299
3.90%, 03/15/39 (Call 09/15/38)	250	210,265
4.00%, 12/15/36	502	440,962
4.00%, 03/15/49 (Call 09/15/48)	476	391,515
4.10%, 09/15/38 (Call 03/15/38)	595	515,324
4.13%, 12/15/46	745	629,480
4.20%, 09/15/48 (Call 03/15/48)	959	811,707
4.30%, 06/15/43	618	534,045
4.40%, 05/15/44	1,016	889,325
5.60%, 09/15/40	442	441,677
7.20%, 03/15/39	1,494	1,751,700
Pharmacia LLC, 6.60%, 12/01/28	218	233,158
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)	275	250,044
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(b)	371	298,551
5.13%, 01/15/28 (Call 01/15/23)(b)	340	315,884
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	604	563,176
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	1,334	1,226,773
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	1,148	906,507
3.03%, 07/09/40 (Call 01/09/40)	1,051	725,631
3.18%, 07/09/50 (Call 01/09/50)	1,043	670,941
3.38%, 07/09/60 (Call 01/09/60)	495	306,935
4.40%, 11/26/23 (Call 10/26/23)	256	253,468
5.00%, 11/26/28 (Call 08/26/28)	1,543	1,489,535
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	512	420,378
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	2,265	1,912,181
4.10%, 10/01/46	1,295	787,062
4.75%, 05/09/27 (Call 02/09/27)	1,054	929,649
5.13%, 05/09/29 (Call 02/09/29)(c)	415	357,170
6.00%, 04/15/24 (Call 01/15/24)	800	792,136

Security	Par (000)	Value

Pharmaceuticals (continued)
6.75%, 03/01/28 (Call 12/01/27)(c)	$800	$754,360
7.13%, 01/31/25 (Call 10/31/24)	700	692,923
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	788	717,584
5.25%, 06/15/46 (Call 12/15/45)	1,090	753,332
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	432	385,357
2.30%, 06/22/27 (Call 04/22/27)	705	576,612
2.70%, 06/22/30 (Call 03/22/30)	381	285,304
3.85%, 06/22/40 (Call 12/22/39)	808	503,093
4.00%, 06/22/50 (Call 12/22/49)	1,109	645,693
Wyeth LLC
5.95%, 04/01/37	1,476	1,538,922
6.00%, 02/15/36	527	544,660
6.45%, 02/01/24	895	910,492
6.50%, 02/01/34	811	879,132
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	619	487,914
3.00%, 09/12/27 (Call 06/12/27)	668	599,644
3.00%, 05/15/50 (Call 11/15/49)	370	233,844
3.90%, 08/20/28 (Call 05/20/28)	416	383,843
3.95%, 09/12/47 (Call 03/12/47)	535	405,466
4.45%, 08/20/48 (Call 02/20/48)	360	292,403
4.50%, 11/13/25 (Call 08/13/25)	495	484,833
4.70%, 02/01/43 (Call 08/01/42)	769	655,726

		225,018,933

Pipelines — 1.0%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(d)	600	543,486
4.60%, 11/02/47(d)	1,200	1,028,964
Acu Petroleo Luxembourg Sarl, 7.50%, 01/13/32 (Call 01/13/27)(d)	250	196,935
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(d)	250	161,320
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	451	411,375
5.75%, 03/01/27 (Call 11/16/22)(b)	385	366,559
5.75%, 01/15/28 (Call 01/15/23)(b)	385	364,657
7.88%, 05/15/26 (Call 05/15/23)(b)	365	372,114
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 12/01/22)(b)	178	169,805
7.63%, 12/15/25 (Call 12/15/22)(b)	360	356,321
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	420	338,852
3.60%, 09/01/32 (Call 06/01/32)	45	35,723
4.45%, 07/15/27 (Call 04/15/27)	370	342,139
4.80%, 05/03/29 (Call 02/03/29)	404	367,842
4.95%, 12/15/24 (Call 09/15/24)	255	250,897
5.95%, 06/01/26 (Call 03/01/26)	318	318,725
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	455	398,917
4.13%, 03/01/25 (Call 02/01/25)(b)	345	324,914
4.13%, 12/01/27 (Call 09/01/27)	335	290,579
4.35%, 10/15/24 (Call 07/15/24)	301	287,864
4.50%, 03/01/28 (Call 12/01/27)(b)	405	352,281
5.60%, 10/15/44 (Call 04/15/44)	212	158,582
5.85%, 11/15/43 (Call 05/15/43)	325	245,066
6.75%, 08/15/33	210	185,917

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	$678	$553,302
3.30%, 01/15/35 (Call 09/15/34)(b)	752	587,891
3.40%, 01/15/38 (Call 07/15/37)(b)	715	557,257
3.70%, 01/15/39 (Call 07/15/38)(b)	725	545,294
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	775	574,229
3.70%, 11/15/29 (Call 05/18/29)	806	704,299
5.13%, 06/30/27 (Call 01/01/27)	788	769,450
5.88%, 03/31/25 (Call 10/02/24)	1,052	1,053,052
7.00%, 06/30/24 (Call 01/01/24)	1,095	1,108,797
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	1,401	1,292,577
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	730	568,137
4.00%, 03/01/31 (Call 03/01/26)	970	818,534
4.50%, 10/01/29 (Call 10/01/24)	995	878,495
CNPC Global Capital Ltd.
1.35%, 06/23/25 (Call 05/23/25)(d)	400	362,204
2.00%, 06/23/30 (Call 03/23/30)(d)	1,200	960,540
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	255	209,929
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	466	397,204
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	80	76,176
4.20%, 04/15/43 (Call 10/15/42)(b)	71	52,913
4.25%, 04/15/48 (Call 10/15/47)(b)	545	408,101
7.63%, 04/15/32(b)	15	16,515
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	563	529,828
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	229	223,976
5.80%, 06/01/45 (Call 12/01/44)	432	389,504
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	820	727,848
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 11/16/22)(b)(c)	360	338,634
5.75%, 04/01/25 (Call 12/01/22)	365	356,006
6.00%, 02/01/29 (Call 02/01/24)(b)	405	380,129
8.00%, 04/01/29 (Call 04/01/24)(b)	330	333,264
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	245	195,255
5.13%, 05/15/29 (Call 02/15/29)	315	295,423
5.38%, 07/15/25 (Call 04/15/25)	500	488,705
5.60%, 04/01/44 (Call 10/01/43)	410	362,149
5.63%, 07/15/27 (Call 04/15/27)	498	483,244
6.45%, 11/03/36(b)	195	183,199
6.75%, 09/15/37(b)	285	277,197
8.13%, 08/16/30	190	203,448
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.75%, 05/15/25(c)	161	155,674
7.13%, 06/01/28 (Call 06/01/24)(b)	260	235,316
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	655	566,064
4.38%, 06/15/31 (Call 06/15/26)(b)	605	509,743
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	584	494,134
4.60%, 12/15/44 (Call 06/15/44)	395	306,804
4.80%, 11/01/43 (Call 05/01/43)	367	297,490

Security	Par (000)	Value

Pipelines (continued)
EIG Pearl Holdings Sarl
3.55%, 08/31/36(d)	$800	$614,888
4.39%, 11/30/46(d)	865	587,430
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32 (Call 11/15/31)(b)	720	588,182
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	285	253,405
5.88%, 10/15/25 (Call 07/15/25)	415	418,913
7.38%, 10/15/45 (Call 04/15/45)	240	253,913
Series B, 7.50%, 04/15/38	92	96,825
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	870	747,365
2.15%, 02/16/24	120	115,346
2.50%, 01/15/25 (Call 12/15/24)	433	405,773
2.50%, 02/14/25	115	107,510
2.50%, 08/01/33 (Call 05/01/33)	650	486,174
3.13%, 11/15/29 (Call 08/15/29)	459	391,564
3.40%, 08/01/51 (Call 02/01/51)	310	202,126
3.50%, 06/10/24 (Call 03/10/24)	184	178,381
3.70%, 07/15/27 (Call 04/15/27)	411	377,421
4.00%, 11/15/49 (Call 05/15/49)	375	270,893
4.25%, 12/01/26 (Call 09/01/26)	563	532,418
4.50%, 06/10/44 (Call 12/10/43)	675	527,972
5.50%, 12/01/46 (Call 06/01/46)	523	470,208
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	535	496,699
3.75%, 05/15/30 (Call 02/15/30)	938	797,647
3.90%, 05/15/24 (Call 02/15/24)	840	815,581
3.90%, 07/15/26 (Call 04/15/26)	750	692,580
4.00%, 10/01/27 (Call 07/01/27)	364	329,602
4.05%, 03/15/25 (Call 12/15/24)	546	522,779
4.15%, 09/15/29 (Call 06/15/29)	452	393,204
4.20%, 04/15/27 (Call 01/15/27)	440	404,923
4.25%, 04/01/24 (Call 01/01/24)	474	462,567
4.40%, 03/15/27 (Call 12/15/26)	512	475,976
4.50%, 04/15/24 (Call 03/15/24)	635	623,830
4.75%, 01/15/26 (Call 10/15/25)	1,000	959,190
4.90%, 02/01/24 (Call 11/01/23)	138	136,552
4.90%, 03/15/35 (Call 09/15/34)	480	401,347
4.95%, 05/15/28 (Call 02/15/28)	422	391,333
4.95%, 06/15/28 (Call 03/15/28)	460	428,826
4.95%, 01/15/43 (Call 07/15/42)	220	165,211
5.00%, 05/15/44 (Call 11/15/43)	537	408,233
5.00%, 05/15/50 (Call 11/15/49)	931	707,923
5.15%, 02/01/43 (Call 08/01/42)	452	348,099
5.15%, 03/15/45 (Call 09/15/44)	443	344,907
5.25%, 04/15/29 (Call 01/15/29)	887	831,234
5.30%, 04/01/44 (Call 10/01/43)	65	51,126
5.30%, 04/15/47 (Call 10/15/46)	553	434,282
5.35%, 05/15/45 (Call 11/15/44)	589	467,425
5.40%, 10/01/47 (Call 04/01/47)	1,068	848,195
5.50%, 06/01/27 (Call 03/01/27)	512	498,335
5.88%, 01/15/24 (Call 10/15/23)	465	465,832
5.95%, 12/01/25 (Call 09/01/25)	785	780,353
5.95%, 10/01/43 (Call 04/01/43)	320	273,219
6.00%, 06/15/48 (Call 12/15/47)	605	510,723
6.05%, 06/01/41 (Call 12/01/40)	255	224,907
6.10%, 02/15/42	294	250,567
6.13%, 12/15/45 (Call 06/15/45)	682	583,826
6.25%, 04/15/49 (Call 10/15/48)	1,167	1,018,639

110	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.50%, 02/01/42 (Call 08/01/41)	$765	$702,599
6.63%, 10/15/36	242	228,777
7.50%, 07/01/38	550	550,759
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	122	104,377
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	105	103,688
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(c)	335	309,168
5.63%, 01/15/28 (Call 07/15/27)(b)	300	287,421
6.50%, 09/01/30 (Call 03/01/30)(b)	420	412,583
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	462	434,770
4.85%, 07/15/26 (Call 04/15/26)	288	270,996
5.05%, 04/01/45 (Call 10/01/44)	305	221,528
5.45%, 06/01/47 (Call 12/01/46)	350	265,993
5.60%, 04/01/44 (Call 10/01/43)	236	185,685
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	1,040	868,109
3.13%, 07/31/29 (Call 04/30/29)	650	558,974
3.20%, 02/15/52 (Call 08/15/51)	558	345,240
3.30%, 02/15/53 (Call 08/15/52)	380	238,587
3.70%, 02/15/26 (Call 11/15/25)	99	93,988
3.70%, 01/31/51 (Call 07/31/50)	619	418,803
3.75%, 02/15/25 (Call 11/15/24)	897	863,793
3.90%, 02/15/24 (Call 11/15/23)	652	639,892
3.95%, 02/15/27 (Call 11/15/26)	428	403,741
3.95%, 01/31/60 (Call 07/31/59)	1,167	777,315
4.15%, 10/16/28 (Call 07/16/28)	1,144	1,053,830
4.20%, 01/31/50 (Call 07/31/49)	704	517,947
4.25%, 02/15/48 (Call 08/15/47)	951	708,647
4.45%, 02/15/43 (Call 08/15/42)	980	775,258
4.80%, 02/01/49 (Call 08/01/48)	732	591,214
4.85%, 08/15/42 (Call 02/15/42)	532	441,358
4.85%, 03/15/44 (Call 09/15/43)	946	776,704
4.90%, 05/15/46 (Call 11/15/45)	890	729,764
4.95%, 10/15/54 (Call 04/15/54)	293	230,254
5.10%, 02/15/45 (Call 08/15/44)	585	491,833
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	610	443,067
5.70%, 02/15/42	351	321,481
5.95%, 02/01/41	412	390,897
6.13%, 10/15/39	195	187,791
6.45%, 09/01/40	522	515,042
7.55%, 04/15/38	180	192,863
Series D, 6.88%, 03/01/33	250	262,373
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	260	202,953
Series H, 6.65%, 10/15/34	330	336,669
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	280	265,054
4.13%, 12/01/26 (Call 09/01/26)	345	305,718
4.50%, 01/15/29 (Call 07/15/28)(b)	505	429,280
4.75%, 01/15/31 (Call 07/15/30)(b)	679	567,264
5.50%, 07/15/28 (Call 04/15/28)	575	514,608
6.00%, 07/01/25 (Call 04/01/25)(b)	320	310,170
6.50%, 07/01/27 (Call 01/01/27)(b)	615	599,539
6.50%, 07/15/48 (Call 01/15/48)(c)	380	292,733
7.50%, 06/01/27 (Call 06/01/24)(b)	330	326,449
7.50%, 06/01/30 (Call 12/01/29)(b)	325	316,274

Security	Par (000)	Value

Pipelines (continued)
Fermaca Enterprises S de Real de CV, 6.38%, 03/30/38 (Call 09/30/37)(d)	$196	$181,538
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	287	217,962
4.32%, 12/30/39 (Call 06/30/39)(b)	435	297,627
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	93	79,127
FLNG Liquefaction 3 LLC, 5.55%, 03/31/39(b)	55	55,640
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	205	152,869
2.55%, 07/01/30 (Call 04/01/30)(b)	620	487,983
4.35%, 07/15/25 (Call 04/15/25)(b)	186	179,483
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(b)	300	294,843
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(d)	325	295,119
2.16%, 03/31/34(d)	925	753,603
2.63%, 03/31/36(d)	1,400	1,065,722
2.94%, 09/30/40(d)	1,353	1,014,992
3.25%, 09/30/40(d)	900	636,381
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 12/01/22)	229	223,859
6.25%, 05/15/26 (Call 12/01/22)	340	318,413
6.50%, 10/01/25 (Call 12/01/22)	315	302,589
7.75%, 02/01/28 (Call 02/01/23)(c)	445	424,259
8.00%, 01/15/27 (Call 01/15/24)	600	582,510
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	245	223,028
7.00%, 08/01/27 (Call 11/16/22)	265	254,154
GNL Quintero SA, 4.63%, 07/31/29(d)	494	457,177
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(b)	165	148,130
3.45%, 10/15/27 (Call 08/15/27)(b)	250	217,613
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	470	450,974
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	514	494,653
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	411	351,356
5.13%, 06/15/28 (Call 06/15/23)(b)	425	391,034
5.50%, 10/15/30 (Call 10/15/25)(b)	240	216,355
5.63%, 02/15/26 (Call 12/01/22)(b)	420	411,789
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/23)(b)(c)	395	359,158
6.38%, 04/15/27 (Call 04/15/24)(b)	240	231,792
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(b)	265	240,458
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	760	611,762
KazTransGas JSC, 4.38%, 09/26/27(d)	400	329,136
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	418	410,953
4.25%, 09/01/24 (Call 06/01/24)	346	338,122
4.30%, 05/01/24 (Call 02/01/24)	268	263,149
4.70%, 11/01/42 (Call 05/01/42)	145	111,241
5.00%, 08/15/42 (Call 02/15/42)	770	618,626
5.00%, 03/01/43 (Call 09/01/42)	220	177,168
5.40%, 09/01/44 (Call 03/01/44)	760	635,801
5.50%, 03/01/44 (Call 09/01/43)	839	709,400
5.63%, 09/01/41	320	270,704
5.80%, 03/15/35	137	128,044
6.38%, 03/01/41	413	382,760
6.50%, 02/01/37	95	90,714

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.50%, 09/01/39	$235	$222,674
6.55%, 09/15/40	235	220,305
6.95%, 01/15/38	672	668,082
7.30%, 08/15/33	305	316,007
7.40%, 03/15/31	114	119,368
7.50%, 11/15/40	199	203,300
7.75%, 03/15/32	123	131,510
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	510	439,855
2.00%, 02/15/31 (Call 11/15/30)	770	578,278
3.25%, 08/01/50 (Call 02/01/50)	305	185,614
3.60%, 02/15/51 (Call 08/15/50)	425	275,052
4.30%, 06/01/25 (Call 03/01/25)	1,271	1,236,264
4.30%, 03/01/28 (Call 12/01/27)	775	724,478
4.80%, 02/01/33 (Call 11/01/32)	500	448,405
5.05%, 02/15/46 (Call 08/15/45)	331	267,527
5.20%, 03/01/48 (Call 09/01/47)	733	600,048
5.30%, 12/01/34 (Call 06/01/34)	732	659,107
5.45%, 08/01/52 (Call 02/01/52)	400	338,348
5.55%, 06/01/45 (Call 12/01/44)	1,310	1,132,351
5.63%, 11/15/23 (Call 08/15/23)(b)	635	633,730
7.75%, 01/15/32	673	732,702
7.80%, 08/01/31	228	247,248
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	675	638,185
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	220	184,116
3.95%, 03/01/50 (Call 09/01/49)	720	491,162
4.20%, 10/03/47 (Call 04/03/47)	490	347,488
4.25%, 09/15/46 (Call 03/15/46)	466	333,274
4.85%, 02/01/49 (Call 08/01/48)	290	225,153
5.00%, 03/01/26 (Call 12/01/25)	445	435,619
5.15%, 10/15/43 (Call 04/15/43)	320	260,602
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 12/01/22)(b)(c)	200	193,164
Midwest Connector Capital Co. LLC
3.90%, 04/01/24 (Call 03/01/24)(b)	338	325,230
4.63%, 04/01/29 (Call 01/01/29)(b)	932	820,272
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,267	1,105,914
2.65%, 08/15/30 (Call 05/15/30)	958	754,377
4.00%, 02/15/25 (Call 11/15/24)	290	278,803
4.00%, 03/15/28 (Call 12/15/27)	1,149	1,040,086
4.13%, 03/01/27 (Call 12/01/26)	845	785,208
4.25%, 12/01/27 (Call 09/01/27)	477	440,314
4.50%, 04/15/38 (Call 10/15/37)	954	762,685
4.70%, 04/15/48 (Call 10/15/47)	846	631,294
4.80%, 02/15/29 (Call 11/15/28)	487	451,113
4.88%, 12/01/24 (Call 09/01/24)	985	969,073
4.88%, 06/01/25 (Call 03/01/25)	1,295	1,265,176
4.90%, 04/15/58 (Call 10/15/57)	480	348,182
4.95%, 09/01/32 (Call 06/01/32)	690	624,995
4.95%, 03/14/52 (Call 09/14/51)	670	519,089
5.20%, 03/01/47 (Call 09/01/46)	600	479,544
5.20%, 12/01/47 (Call 06/01/47)	420	336,004
5.50%, 02/15/49 (Call 08/15/48)	1,319	1,104,742
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	945	916,848
6.75%, 09/15/25 (Call 11/21/22)(b)	740	726,643
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(b)	1,210	1,095,486

Security	Par (000)	Value

Pipelines (continued)
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 12/01/22)(c)	$270	$210,622
7.50%, 11/01/23 (Call 12/01/22)(c)	280	273,073
7.50%, 04/15/26 (Call 12/01/22)(c)	245	178,884
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	90	70,315
4.88%, 08/15/27 (Call 02/15/27)(b)	613	570,151
7.77%, 12/15/37(b)	455	452,102
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	329	204,760
4.30%, 01/15/49 (Call 07/15/48)(b)	1,000	742,900
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 12/01/22)(b)	305	288,774
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	168	155,766
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	340	315,772
5.75%, 10/01/25 (Call 07/01/25)	442	428,652
6.00%, 06/01/26 (Call 03/01/26)	332	321,738
6.38%, 10/01/30 (Call 04/01/30)(c)	385	356,953
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(d)	200	163,754
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	15	13,521
2.75%, 09/01/24 (Call 08/01/24)	480	455,650
3.10%, 03/15/30 (Call 12/15/29)	461	372,981
3.40%, 09/01/29 (Call 06/01/29)	658	550,509
4.00%, 07/13/27 (Call 04/13/27)	420	380,780
4.35%, 03/15/29 (Call 12/15/28)	417	370,842
4.45%, 09/01/49 (Call 03/01/49)	360	247,666
4.50%, 03/15/50 (Call 09/15/49)	515	356,504
4.55%, 07/15/28 (Call 04/15/28)	453	411,551
4.95%, 07/13/47 (Call 01/06/47)	638	484,319
5.20%, 07/15/48 (Call 01/15/48)	503	392,184
5.85%, 01/15/26 (Call 12/15/25)	193	192,137
6.00%, 06/15/35	138	125,434
6.35%, 01/15/31 (Call 10/15/30)	490	483,973
7.15%, 01/15/51 (Call 07/15/50)	305	286,191
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	335	326,960
6.13%, 02/01/41 (Call 08/01/40)	352	311,052
6.20%, 09/15/43 (Call 03/15/43)	428	368,251
6.65%, 10/01/36	345	324,717
6.85%, 10/15/37	145	138,385
Peru LNG Srl, 5.38%, 03/22/30(d)	600	473,112
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	484	403,821
3.60%, 11/01/24 (Call 08/01/24)	640	612,838
3.80%, 09/15/30 (Call 06/15/30)	461	384,875
4.30%, 01/31/43 (Call 07/31/42)	400	268,696
4.50%, 12/15/26 (Call 09/15/26)	343	322,214
4.65%, 10/15/25 (Call 07/15/25)	1,059	1,023,132
4.70%, 06/15/44 (Call 12/15/43)	340	240,356
4.90%, 02/15/45 (Call 08/15/44)	485	352,736
5.15%, 06/01/42 (Call 12/01/41)	369	280,374
6.65%, 01/15/37	370	349,317
Rattler Midstream LP, 5.63%, 07/15/25 (Call 11/01/22)(b)	225	231,329
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	235	218,019
4.80%, 05/15/30 (Call 02/15/30)(b)	375	316,369

112	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.95%, 07/15/29 (Call 04/15/29)(b)	$385	$338,831
6.88%, 04/15/40(b)	365	300,552
7.50%, 07/15/38(b)	195	172,561
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	488	446,466
4.68%, 05/01/38 (Call 11/01/37)(b)	475	398,625
4.83%, 05/01/48 (Call 11/01/47)(b)	333	264,795
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	693	632,563
4.50%, 05/15/30 (Call 11/15/29)	715	652,101
5.00%, 03/15/27 (Call 09/15/26)	1,212	1,167,932
5.63%, 03/01/25 (Call 12/01/24)	821	817,273
5.75%, 05/15/24 (Call 02/15/24)	534	533,477
5.88%, 06/30/26 (Call 12/31/25)	809	806,080
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	320	288,179
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	1,950	1,922,173
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(b)	500	388,465
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	373	341,862
3.50%, 03/15/25 (Call 12/15/24)	240	228,900
4.50%, 03/15/45 (Call 09/15/44)	751	587,808
4.75%, 03/15/24 (Call 12/15/23)	185	183,383
5.95%, 09/25/43 (Call 03/25/43)	285	262,351
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 12/01/22)	205	172,223
8.50%, 10/15/26 (Call 10/15/23)(b)	425	408,106
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	510	456,843
6.00%, 03/01/27 (Call 03/01/23)(b)	315	299,118
6.00%, 12/31/30 (Call 12/31/25)(b)	450	408,204
6.00%, 09/01/31 (Call 09/01/26)(b)	325	290,940
7.50%, 10/01/25 (Call 12/01/22)(b)	370	374,766
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	500	418,520
4.95%, 04/15/52 (Call 10/15/51)	330	248,206
5.20%, 07/01/27 (Call 06/01/27)	400	385,552
6.25%, 07/01/52 (Call 01/01/52)	490	438,256
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	810	667,440
4.88%, 02/01/31 (Call 02/01/26)	780	689,294
5.00%, 01/15/28 (Call 01/15/23)	590	544,181
5.50%, 03/01/30 (Call 03/01/25)	675	622,458
6.50%, 07/15/27 (Call 12/01/22)	360	357,196
6.88%, 01/15/29 (Call 01/15/24)	440	438,856
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	92	85,626
4.38%, 03/13/25 (Call 12/13/24)	136	131,950
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	585	478,290
7.00%, 03/15/27	35	36,262
7.00%, 10/15/28	50	51,799
7.63%, 04/01/37	50	51,735
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	14	12,463
4.15%, 01/15/48 (Call 07/15/47)(b)	472	347,165
7.00%, 07/15/32	55	57,771

Security	Par (000)	Value

Pipelines (continued)
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	$95	$87,245
2.50%, 10/12/31 (Call 07/12/31)	320	245,978
4.10%, 04/15/30 (Call 01/15/30)	498	446,004
4.25%, 05/15/28 (Call 02/15/28)	730	678,221
4.63%, 03/01/34 (Call 12/01/33)	976	853,444
4.75%, 05/15/38 (Call 11/15/37)	350	294,221
4.88%, 01/15/26 (Call 10/15/25)	608	595,360
4.88%, 05/15/48 (Call 11/15/47)	335	275,859
5.00%, 10/16/43 (Call 04/16/43)	724	602,049
5.10%, 03/15/49 (Call 09/15/48)	444	376,250
5.60%, 03/31/34	104	96,922
5.85%, 03/15/36	205	193,502
6.10%, 06/01/40	253	241,273
6.20%, 10/15/37	750	731,827
7.25%, 08/15/38	400	419,108
7.63%, 01/15/39	1,026	1,120,967
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	728	613,355
3.95%, 05/15/50 (Call 11/15/49)	405	290,021
4.00%, 03/15/28 (Call 12/15/27)	1,119	1,025,854
4.45%, 08/01/42 (Call 02/01/42)	341	272,452
4.60%, 03/15/48 (Call 09/15/47)	265	210,662
5.40%, 08/15/41 (Call 02/15/41)	320	286,854
7.85%, 02/01/26 (Call 11/01/25)	333	351,015
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 11/16/22)(c)	230	196,873
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(d)	600	551,640
Transportadora de Gas del Sur SA, 6.75%, 05/02/25(d) .	300	261,423
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(c)(d)	600	529,812
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	582	549,041
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	775	621,999
3.88%, 08/15/29 (Call 02/15/29)(b)	764	660,967
4.13%, 08/15/31 (Call 02/15/31)(b)	951	813,029
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	480	456,254
3.95%, 06/01/25 (Call 03/01/25)	365	346,808
4.30%, 02/01/30 (Call 11/01/29)	722	634,652
4.50%, 03/01/28 (Call 12/01/27)	470	431,333
4.65%, 07/01/26 (Call 04/01/26)	277	261,867
4.75%, 08/15/28 (Call 05/15/28)	450	416,003
5.30%, 03/01/48 (Call 09/01/47)	465	371,716
5.45%, 04/01/44 (Call 10/01/43)	450	364,302
5.50%, 08/15/48 (Call 02/15/48)	310	251,894
5.50%, 02/01/50 (Call 08/01/49)	652	512,133
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	25	19,590
3.50%, 11/15/30 (Call 08/15/30)	1,127	952,349
3.50%, 10/15/51 (Call 04/15/51)	85	54,499
3.75%, 06/15/27 (Call 03/15/27)	601	551,922
3.90%, 01/15/25 (Call 10/15/24)	460	443,877
4.00%, 09/15/25 (Call 06/15/25)	675	648,175
4.30%, 03/04/24 (Call 12/04/23)	689	678,445
4.50%, 11/15/23 (Call 08/15/23)	276	273,488
4.55%, 06/24/24 (Call 03/24/24)	748	735,793
4.65%, 08/15/32 (Call 05/15/32)	525	473,004
4.85%, 03/01/48 (Call 09/01/47)	718	574,264

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.90%, 01/15/45 (Call 07/15/44)	$333	$264,868
5.10%, 09/15/45 (Call 03/15/45)	844	695,161
5.30%, 08/15/52 (Call 02/15/52)	160	134,998
5.40%, 03/04/44 (Call 09/04/43)	507	431,574
5.75%, 06/24/44 (Call 12/24/43)	570	509,375
5.80%, 11/15/43 (Call 05/15/43)	434	388,022
6.30%, 04/15/40	546	527,223
8.75%, 03/15/32	130	149,503
Series A, 7.50%, 01/15/31	79	84,020

		185,756,774

Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)(c)	718	565,274
4.40%, 05/27/26 (Call 02/27/26)(b)	165	155,003
4.87%, 02/15/29 (Call 11/15/28)(b)	210	193,439
5.00%, 03/15/48 (Call 09/15/47)(b)(c)	105	87,935
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	395	331,713
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	890	739,421
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	5	4,242
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	375	317,464
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	503	444,411
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	495	323,052
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	635	409,524
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(b)	125	76,228

		3,647,706

Real Estate — 0.2%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(d)	200	48,662
7.88%, (Call 07/31/24)(a)(d)(e)	400	61,660
8.38%, (Call 12/04/23)(a)(d)(e)	400	67,808
Aldar Sukuk Ltd., 4.75%, 09/29/25(d)	200	193,378
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(d)	400	354,300
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	400	341,568
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)	600	554,472
Aroundtown SA, 5.38%, 03/21/29 (Call 12/21/28)(d)	1,000	761,590
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	535	518,731
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	683	512,305
4.88%, 03/01/26 (Call 12/01/25)	1,079	1,057,183
Central Plaza Development Ltd., 3.85%, 07/14/25(d)	1,000	600,020
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24(d)	200	199,036
6.45%, 06/11/34(d)	600	562,746
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(d)	1,000	896,230
China Overseas Finance Cayman VIII Ltd.
2.38%, 03/02/25(d)	400	363,152
2.75%, 03/02/30(d)	400	302,576
3.45%, 07/15/29(d)	250	203,208
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26 (Call 11/09/25)(d)	400	329,512

Security	Par (000)	Value

Real Estate (continued)
China Resources Land Ltd.
3.75%, 08/26/24(d)	$400	$382,872
3.75%, (Call 12/09/24)(a)(d)(e)	1,400	1,203,188
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(d)	200	15,960
7.38%, 04/09/24(d)	200	27,730
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/26 (Call 05/17/24)(d)(j)(k)	200	14,058
5.95%, 10/20/25 (Call 07/20/23)(d)(j)(k)	200	14,166
6.00%, 07/16/25(d)(j)(k)	400	28,560
6.45%, 11/07/24(d)(j)(k)	400	31,696
6.55%, 03/28/24(d)(j)(k)	200	15,926
CK Property Finance MTN Ltd., 1.38%, 06/30/26(d)	400	350,584
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(d)	400	36,016
3.30%, 01/12/31 (Call 10/12/30)(d)	400	30,312
3.88%, 10/22/30 (Call 07/22/30)(d)	200	15,836
4.20%, 02/06/26 (Call 02/06/24)(d)	400	38,600
4.80%, 08/06/30 (Call 08/06/25)(d)	400	33,228
5.13%, 01/17/25(d)	200	20,642
5.40%, 05/27/25 (Call 05/27/23)(d)	400	41,488
6.15%, 09/17/25 (Call 09/17/23)(d)	400	40,356
6.50%, 04/08/24(d)	600	89,718
7.25%, 04/08/26 (Call 04/08/23)(d)	800	77,400
8.00%, 01/27/24 (Call 11/30/22)(d)	900	151,578
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)(c)	508	483,032
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(d)	400	382,164
DIFC Sukuk Ltd., 4.33%, 11/12/24(d)	400	390,088
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(d)(e)	400	297,080
Emaar Sukuk Ltd.
3.64%, 09/15/26(d)	600	552,438
3.70%, 07/06/31(d)	200	170,782
3.88%, 09/17/29(d)	400	361,296
EMG Sukuk Ltd., 4.56%, 06/18/24(d)	400	390,288
Esic Sukuk Ltd., 3.94%, 07/30/24(d)	400	377,488
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	517	367,261
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 12/01/22)(b)	440	367,127
Franshion Brilliant Ltd., 4.25%, 07/23/29(d)	800	280,128
Fuqing Investment management Co., 3.25%, 06/23/25(d)	200	138,400
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	120	109,540
GLP Pte Ltd., 3.88%, 06/04/25(d)	600	402,228
Goodman HK Finance, 3.00%, 07/22/30 (Call 04/22/30)(d)	435	344,550
Greenland Global Investment Ltd., 5.88%, 07/03/24(d)	250	39,080
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/22)(b)	345	334,343
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(d)	800	606,904
2.88%, 05/27/30 (Call 02/27/30)(d)	200	165,304
4.63%, 01/16/24(d)	400	397,600
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	455	360,333
4.38%, 02/01/31 (Call 02/01/26)(b)	385	288,985
5.38%, 08/01/28 (Call 08/01/23)(b)	490	422,596
Huafa 2020 I Co. Ltd., 2.80%, 11/04/25(d)	200	156,162

114	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Huafa 2021 I Co. Ltd., 4.25%, (Call 07/18/24)(a)(d)(e)	$400	$314,716
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	395	321,139
Hysan MTN Ltd.
2.82%, 09/04/29(d)	400	338,564
2.88%, 06/02/27 (Call 03/02/27)(d)	600	538,398
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(c)	385	311,446
4.75%, 02/01/30 (Call 09/01/24)	360	282,658
5.00%, 03/01/31 (Call 03/01/26)	375	293,741
KWG Group Holdings Ltd.
5.88%, 11/10/24(d)	200	24,190
7.88%, 08/30/24	200	31,032
Longfor Group Holdings Ltd.
3.95%, 09/16/29(d)	600	114,102
4.50%, 01/16/28(d)	600	120,354
LOTTE Property & Development Co. Ltd., 4.50%, 08/01/25	200	192,648
MAF Global Securities Ltd.
4.75%, 05/07/24(d)	600	588,264
7.88%, (Call 06/30/27)(a)(d)(e)	200	192,580
MAF Sukuk Ltd.
3.93%, 02/28/30(d)	400	351,640
4.50%, 11/03/25(d)	200	191,834
4.64%, 05/14/29(d)	400	364,132
Mirvac Group Finance Ltd., 3.63%, 03/18/27 (Call 12/18/26)(d)	200	181,460
Nan Fung Treasury Ltd.
3.63%, 08/27/30(d)	200	152,482
5.00%, 09/05/28(d)	400	356,696
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	325	323,840
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	1,210	909,726
3.88%, 03/20/27 (Call 12/20/26)(b)	1,135	1,030,239
4.13%, 02/01/29 (Call 11/01/28)(b)	726	654,750
Panther Ventures Ltd., 3.80%, (Call 09/17/23)(d)(e)	200	136,660
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	620	430,478
5.75%, 01/15/29 (Call 01/15/24)(b)	550	394,971
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(d)	400	121,544
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 11/30/22)(d)	200	140,906
6.15%, 08/24/24(d)	400	236,444
Sinochem Offshore Capital Co. Ltd.
1.00%, 09/23/24 (Call 08/23/24)(d)	600	549,078
1.50%, 11/24/24 (Call 10/24/24)(d)	600	550,650
1.50%, 09/23/26 (Call 08/23/26)(d)	400	337,236
1.63%, 10/29/25	200	176,252
2.25%, 11/24/26 (Call 10/24/26)(d)	600	517,218
2.38%, 09/23/31 (Call 06/23/31)(d)	400	280,268
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	300	276,054
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	200	34,000
Sino-Ocean Land Treasure IV Ltd.
2.70%, 01/13/25 (Call 12/13/24)(d)	400	67,276
3.25%, 05/05/26 (Call 02/05/26)(d)	200	23,992
4.75%, 08/05/29 (Call 05/05/29)(d)	250	22,495
4.75%, 01/14/30 (Call 10/14/29)(d)	400	35,996
Sun Hung Kai Properties Capital Market Ltd. 2.75%, 05/13/30 (Call 02/13/30)(d)	400	326,512

Security	Par (000)	Value

Real Estate (continued)
2.88%, 01/21/30(d)	$600	$498,936
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	600	572,262
Times China Holdings Ltd., 6.75%, 07/08/25 (Call 07/08/23)(d)	200	14,104
Vanke Real Estate Hong Kong Co. Ltd.
3.50%, 11/12/29(d)	200	74,586
3.98%, 11/09/27(d)	800	353,944
4.20%, 06/07/24(d)	400	240,004
5.35%, 03/11/24(d)	600	450,192
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(d)	200	85,398
Westwood Group Holdings Ltd., 2.80%, 01/20/26(d)	400	262,396
WeWork Companies Inc., 7.88%, 05/01/25(b)	150	81,951
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(b)(c)	325	162,500
Wharf REIC Finance BVI Ltd.
2.88%, 05/07/30(d)	400	331,352
3.50%, 01/17/28(d)	250	226,907
Wuhan Urban Construction Group Co. Ltd., 2.25%, 07/09/24(d)	200	187,716
Xinhu BVI 2018 Holding Co. Ltd., 11.00%, 09/28/24 (Call 09/28/23)(d)	200	165,690
Yan Gang Ltd., 1.90%, 03/23/26(d)	400	355,744
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(d)	200	100,500

		35,776,091

Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	380	303,673
2.60%, 06/15/33 (Call 03/15/33)	15	10,736
2.90%, 10/01/30 (Call 07/01/30)	206	161,961
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,008	698,050
2.00%, 05/18/32 (Call 02/18/32)	605	436,798
2.75%, 12/15/29 (Call 09/15/29)	195	158,670
2.95%, 03/15/34 (Call 12/15/33)(c)	410	308,058
3.00%, 05/18/51 (Call 11/18/50)	572	329,323
3.38%, 08/15/31 (Call 05/15/31)	395	326,337
3.45%, 04/30/25 (Call 02/28/25)	800	764,688
3.55%, 03/15/52 (Call 09/15/51)	465	300,692
3.80%, 04/15/26 (Call 02/15/26)	785	743,144
3.95%, 01/15/27 (Call 10/15/26)	615	576,304
3.95%, 01/15/28 (Call 10/15/27)	17	15,539
4.00%, 02/01/50 (Call 08/01/49)	271	190,188
4.30%, 01/15/26 (Call 10/15/25)	186	178,947
4.50%, 07/30/29 (Call 04/30/29)	646	590,244
4.70%, 07/01/30 (Call 04/01/30)	383	352,643
4.85%, 04/15/49 (Call 10/15/48)	75	59,488
4.90%, 12/15/30 (Call 09/15/30)	335	313,027
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	575	447,126
American Finance Trust Inc./American Finance
Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(b)	270	201,355
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	125	92,424
3.38%, 07/15/51 (Call 01/15/51)	160	94,010
4.25%, 02/15/28 (Call 11/15/27)	475	433,361
4.90%, 02/15/29 (Call 11/15/28)	150	138,495

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
0.60%, 01/15/24	$645	$609,725
1.30%, 09/15/25 (Call 08/15/25)	297	261,895
1.45%, 09/15/26 (Call 08/15/26)	715	602,280
1.50%, 01/31/28 (Call 11/30/27)	245	194,327
1.60%, 04/15/26 (Call 03/15/26)	500	431,840
1.88%, 10/15/30 (Call 07/15/30)	402	296,198
2.10%, 06/15/30 (Call 03/15/30)	531	403,587
2.30%, 09/15/31 (Call 06/15/31)	860	640,115
2.40%, 03/15/25 (Call 02/15/25)	896	828,594
2.70%, 04/15/31 (Call 01/15/31)	555	431,857
2.75%, 01/15/27 (Call 11/15/26)	603	528,234
2.90%, 01/15/30 (Call 10/15/29)	539	439,172
2.95%, 01/15/25 (Call 12/15/24)	385	362,909
2.95%, 01/15/51 (Call 07/15/50)	890	506,962
3.10%, 06/15/50 (Call 12/15/49)	797	470,923
3.13%, 01/15/27 (Call 10/15/26)	550	490,121
3.38%, 05/15/24 (Call 04/15/24)	625	605,694
3.38%, 10/15/26 (Call 07/15/26)	520	470,922
3.55%, 07/15/27 (Call 04/15/27)	414	370,443
3.60%, 01/15/28 (Call 10/15/27)	864	766,333
3.65%, 03/15/27 (Call 02/15/27)	335	303,168
3.70%, 10/15/49 (Call 04/15/49)	531	347,991
3.80%, 08/15/29 (Call 05/15/29)	1,062	926,945
3.95%, 03/15/29 (Call 12/15/28)	542	480,017
4.00%, 06/01/25 (Call 03/01/25)	521	498,248
4.05%, 03/15/32 (Call 12/15/31)	374	320,080
4.40%, 02/15/26 (Call 11/15/25)	360	343,451
5.00%, 02/15/24	563	560,117
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	300	235,980
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	610	497,217
2.05%, 01/15/32 (Call 10/15/31)	680	517,759
2.30%, 03/01/30 (Call 12/01/29)	147	119,046
2.45%, 01/15/31 (Call 10/17/30)	843	675,378
2.90%, 10/15/26 (Call 07/15/26)	251	226,658
2.95%, 05/11/26 (Call 02/11/26)	265	241,977
3.20%, 01/15/28 (Call 10/15/27)	28	25,099
3.30%, 06/01/29 (Call 03/01/29)	262	229,790
3.35%, 05/15/27 (Call 02/15/27)	124	112,952
3.45%, 06/01/25 (Call 03/03/25)	229	218,741
3.50%, 11/15/24 (Call 08/15/24)	95	91,796
3.50%, 11/15/25 (Call 08/15/25)	30	28,297
3.90%, 10/15/46 (Call 04/15/46)	215	156,677
4.15%, 07/01/47 (Call 01/01/47)	200	150,942
4.20%, 12/15/23 (Call 09/16/23)	20	19,814
4.35%, 04/15/48 (Call 10/18/47)	121	94,403
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	315	267,999
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	600	414,276
2.55%, 04/01/32 (Call 01/01/32)	652	469,577
2.75%, 10/01/26 (Call 07/01/26)	760	673,178
2.90%, 03/15/30 (Call 12/15/29)	426	335,628
3.20%, 01/15/25 (Call 10/15/24)	635	601,955
3.25%, 01/30/31 (Call 10/30/30)	805	641,440
3.40%, 06/21/29 (Call 03/21/29)	700	579,810
3.65%, 02/01/26 (Call 11/03/25)	970	903,759
3.80%, 02/01/24 (Call 11/01/23)	499	486,300

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 12/01/28 (Call 09/01/28)	$703	$633,895
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	185	159,953
4.10%, 10/01/24 (Call 07/01/24)	50	47,805
4.55%, 10/01/29 (Call 07/01/29)	257	222,788
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	220	175,936
2.50%, 08/16/31 (Call 05/16/31)	315	225,949
3.65%, 06/15/24 (Call 04/15/24)	255	245,861
3.85%, 02/01/25 (Call 11/01/24)	290	276,480
3.90%, 03/15/27 (Call 12/15/26)	555	497,569
4.05%, 07/01/30 (Call 04/01/30)	884	735,762
4.13%, 06/15/26 (Call 03/15/26)	410	377,766
4.13%, 05/15/29 (Call 02/15/29)	165	141,082
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	605	437,022
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	485	413,695
5.75%, 05/15/26 (Call 11/14/22)(b)	575	534,842
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	822	676,942
3.15%, 07/01/29 (Call 04/01/29)	280	239,921
3.35%, 11/01/49 (Call 05/01/49)	175	114,693
4.10%, 10/15/28 (Call 07/15/28)	112	103,050
Champion MTN Ltd., 2.95%, 06/15/30(d)	200	163,020
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(d)	400	332,464
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332, 4.38%, 07/22/31 (Call 04/22/31)(d)	400	249,532
CMT MTN Pte Ltd., 3.61%, 04/04/29(d)	200	180,686
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	205	152,926
2.25%, 03/15/26 (Call 02/15/26)	40	34,590
2.75%, 04/15/31 (Call 01/15/31)	60	43,420
2.90%, 12/01/33 (Call 09/01/33)	200	134,980
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	955	805,008
2.10%, 04/01/31 (Call 01/01/31)	682	509,454
2.25%, 01/15/31 (Call 10/15/30)	635	484,683
2.90%, 04/01/41 (Call 10/01/40)	895	568,307
3.20%, 09/01/24 (Call 07/01/24)	526	506,796
3.25%, 01/15/51 (Call 07/15/50)	386	236,769
3.30%, 07/01/30 (Call 04/01/30)	432	360,893
3.65%, 09/01/27 (Call 06/01/27)	329	297,587
3.70%, 06/15/26 (Call 03/15/26)	507	471,236
3.80%, 02/15/28 (Call 11/15/27)	572	515,898
4.00%, 03/01/27 (Call 12/01/26)	267	247,464
4.45%, 02/15/26 (Call 11/15/25)	533	510,966
4.75%, 05/15/47 (Call 11/15/46)	477	374,917
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	465	415,459
2.50%, 07/15/31 (Call 04/15/31)	195	150,203
2.90%, 03/15/27 (Call 02/15/27)	135	119,317
3.10%, 11/15/29 (Call 08/15/29)	167	139,093
4.00%, 11/15/49 (Call 05/15/49)	475	331,236
4.15%, 07/01/50 (Call 01/01/50)	280	199,643
4.30%, 02/15/29 (Call 11/15/28)	910	828,236
5.20%, 02/15/49 (Call 08/15/48)	464	386,294
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	235	199,463

116	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	$60	$43,804
2.25%, 12/15/28 (Call 10/15/28)	875	701,706
2.50%, 02/15/32 (Call 11/15/31)	650	476,892
3.00%, 02/15/30 (Call 11/15/29)	85	68,655
3.13%, 09/01/26 (Call 06/01/26)	250	226,895
4.00%, 11/15/25 (Call 08/15/25)	450	428,013
4.38%, 02/15/29 (Call 11/15/28)	67	60,605
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	864	745,019
3.70%, 08/15/27 (Call 05/15/27)	785	714,656
4.45%, 07/15/28 (Call 04/15/28)	553	510,513
5.55%, 01/15/28 (Call 12/15/27)	700	680,442
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	300	199,779
4.75%, 05/01/24 (Call 11/01/23)	585	506,423
4.75%, 02/15/28 (Call 08/15/27)	332	226,368
9.75%, 06/15/25 (Call 12/01/22)	301	284,331
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	265	178,944
3.75%, 08/15/29 (Call 05/15/29)	440	322,586
4.50%, 04/01/25 (Call 01/01/25)	330	307,052
4.50%, 06/01/27 (Call 03/01/27)	525	436,154
4.75%, 12/15/26 (Call 09/15/26)	490	423,032
4.95%, 04/15/28 (Call 01/15/28)	400	327,736
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	969	850,482
1.25%, 07/15/25 (Call 06/15/25)	310	276,046
1.45%, 05/15/26 (Call 04/15/26)	450	387,099
1.55%, 03/15/28 (Call 01/15/28)	560	447,849
1.80%, 07/15/27 (Call 05/15/27)	445	370,494
2.00%, 05/15/28 (Call 03/15/28)	310	251,491
2.15%, 07/15/30 (Call 04/15/30)	808	615,753
2.50%, 05/15/31 (Call 02/15/31)	360	274,338
2.63%, 11/18/24 (Call 10/18/24)	236	222,265
2.90%, 11/18/26 (Call 09/18/26)	581	517,927
2.95%, 09/15/51 (Call 03/15/51)	590	339,008
3.00%, 07/15/50 (Call 01/15/50)	682	396,344
3.20%, 11/18/29 (Call 08/18/29)	647	543,085
3.40%, 02/15/52 (Call 08/15/51)	435	276,712
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	280	209,115
2.50%, 02/15/30 (Call 11/15/29)	231	186,075
2.85%, 11/01/26 (Call 08/01/26)	599	542,335
3.00%, 07/01/29 (Call 04/01/29)	525	446,344
3.25%, 08/01/27 (Call 05/01/27)	130	115,723
3.38%, 06/01/25 (Call 03/01/25)	25	23,706
3.50%, 03/01/28 (Call 12/01/27)	282	253,005
4.00%, 08/01/47 (Call 02/01/47)	233	169,547
4.15%, 12/01/28 (Call 09/01/28)	633	576,771
4.50%, 07/01/44 (Call 01/01/44)	373	298,225
4.50%, 06/01/45 (Call 12/01/44)	180	142,673
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	232	165,087
1.70%, 03/01/28 (Call 01/01/28)	193	155,023
2.55%, 06/15/31 (Call 03/15/31)	140	107,472
2.65%, 03/15/32 (Call 12/15/31)	559	424,426
2.65%, 09/01/50 (Call 03/01/50)	185	96,187
3.00%, 01/15/30 (Call 10/15/29)	235	191,224
3.38%, 04/15/26 (Call 01/15/26)	230	212,044

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 04/01/25 (Call 01/01/25)	$67	$63,989
3.63%, 05/01/27 (Call 02/01/27)	10	9,129
3.88%, 05/01/24 (Call 02/01/24)	285	277,861
4.00%, 03/01/29 (Call 12/01/28)	240	213,034
4.50%, 03/15/48 (Call 09/15/47)	215	160,504
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	185	133,862
2.55%, 06/01/31 (Call 03/01/31)	295	223,350
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	271	235,507
3.20%, 06/15/29 (Call 03/15/29)	105	88,717
3.25%, 07/15/27 (Call 04/15/27)	250	224,887
3.50%, 06/01/30 (Call 03/01/30)	745	621,792
3.95%, 01/15/24 (Call 10/15/23)	40	39,246
4.50%, 12/01/44 (Call 06/01/44)	311	230,012
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	280	226,027
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	250	185,287
3.35%, 09/01/24 (Call 08/01/24)	497	465,749
4.00%, 01/15/30 (Call 10/15/29)	595	490,554
4.00%, 01/15/31 (Call 10/15/30)	565	457,808
5.25%, 06/01/25 (Call 03/01/25)	838	811,410
5.30%, 01/15/29 (Call 10/15/28)	592	535,855
5.38%, 11/01/23 (Call 08/01/23)	1,006	992,902
5.38%, 04/15/26 (Call 01/15/26)	1,057	1,008,716
5.75%, 06/01/28 (Call 03/03/28)	388	361,934
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	500	444,905
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	560	456,635
3.75%, 09/15/30(b)	320	221,510
6.00%, 04/15/25 (Call 12/01/22)(b)(c)	340	324,139
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	601	434,445
3.50%, 08/01/26 (Call 05/01/26)	758	693,032
3.75%, 07/01/27 (Call 04/01/27)(c)	225	204,671
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	260	209,456
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	80	67,326
2.13%, 12/01/28 (Call 10/01/28)	375	303,934
2.88%, 01/15/31 (Call 10/15/30)(c)	560	447,748
3.00%, 01/15/30 (Call 10/15/29)	585	482,806
3.25%, 07/15/26 (Call 05/15/26)	629	578,007
3.40%, 02/01/25 (Call 11/01/24)(c)	23	21,942
3.50%, 07/15/29 (Call 04/15/29)	506	437,083
4.00%, 06/01/25 (Call 03/01/25)	80	77,071
6.75%, 02/01/41 (Call 08/01/40)	241	238,238
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	727	527,795
3.05%, 02/15/30 (Call 11/15/29)	820	635,115
4.13%, 03/15/28 (Call 12/15/27)	107	94,820
4.20%, 04/15/29 (Call 01/15/29)	215	181,970
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	199	192,905
Series E, 4.00%, 06/15/25 (Call 03/15/25)	415	390,859
Series F, 4.50%, 02/01/26 (Call 11/01/25)(c)	632	590,414
Series H, 3.38%, 12/15/29 (Call 09/15/29)	220	176,568
Series I, 3.50%, 09/15/30 (Call 06/15/30)	457	359,581
Series J, 2.90%, 12/15/31 (Call 09/15/31)	525	380,079

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	$655	$502,038
3.95%, 11/01/27 (Call 08/01/27)	174	146,270
4.65%, 04/01/29 (Call 01/01/29)	194	166,394
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	145	102,038
2.30%, 11/15/28 (Call 09/15/28)	285	226,849
2.70%, 01/15/34 (Call 10/15/33)	410	284,220
4.15%, 04/15/32 (Call 01/15/32)	680	565,706
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	735	599,554
4.88%, 09/15/27 (Call 11/14/22)(b)	625	576,644
4.88%, 09/15/29 (Call 09/15/24)(b)	635	547,243
5.00%, 07/15/28 (Call 07/15/23)(b)	320	286,141
5.25%, 03/15/28 (Call 12/27/22)(b)	615	565,923
5.25%, 07/15/30 (Call 07/15/25)(b)	820	711,178
5.63%, 07/15/32 (Call 07/15/26)(b)	415	357,240
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	525	432,805
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	340	329,290
4.75%, 10/01/24 (Call 07/01/24)	435	431,429
5.50%, 02/15/26 (Call 12/01/22)	330	329,452
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	575	399,487
2.65%, 11/15/33 (Call 08/15/33)	400	270,864
3.05%, 02/15/30 (Call 11/15/29)	340	265,475
3.45%, 12/15/24 (Call 09/15/24)	170	160,647
4.25%, 08/15/29 (Call 05/15/29)	222	192,319
4.38%, 10/01/25 (Call 07/01/25)	9	8,571
4.75%, 12/15/28 (Call 09/15/28)	120	107,857
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	130	105,496
2.25%, 12/01/31 (Call 09/01/31)	235	172,932
2.70%, 03/01/24 (Call 01/01/24)	55	52,960
2.70%, 10/01/30 (Call 07/01/30)	565	444,966
2.80%, 10/01/26 (Call 07/01/26)	273	241,758
3.30%, 02/01/25 (Call 12/01/24)	235	223,335
3.70%, 10/01/49 (Call 04/01/49)	140	90,546
3.80%, 04/01/27 (Call 01/01/27)	110	100,559
4.13%, 12/01/46 (Call 06/01/46)	122	84,867
4.25%, 04/01/45 (Call 10/01/44)	350	249,935
4.45%, 09/01/47 (Call 03/01/47)	410	301,428
4.60%, 02/01/33 (Call 11/01/32)	120	106,304
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	185	167,316
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	228	194,272
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	395	333,890
4.75%, 06/15/29 (Call 06/15/24)(b)	405	323,729
5.25%, 10/01/25 (Call 11/16/22)(b)	270	249,013
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	425	317,908
2.40%, 10/15/31 (Call 07/15/31)	190	139,954
3.88%, 12/15/27 (Call 09/15/27)	345	312,460
4.00%, 06/15/29 (Call 03/15/29)	278	242,344
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	656	608,368
Link Finance Cayman 2009 Ltd. (The)
2.75%, 01/19/32(d)	200	158,404
2.88%, 07/21/26(d)	200	185,208

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)(c)	$15	$10,862
2.70%, 09/15/30 (Call 06/15/30)	125	95,790
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	355	300,113
1.70%, 02/15/31 (Call 11/15/30)	320	236,698
2.75%, 03/15/30 (Call 12/15/29)	248	203,903
2.88%, 09/15/51 (Call 03/15/51)	120	69,838
3.60%, 06/01/27 (Call 03/01/27)	284	260,340
3.75%, 06/15/24 (Call 03/15/24)	75	73,013
3.95%, 03/15/29 (Call 12/15/28)	315	283,361
4.00%, 11/15/25 (Call 08/15/25)	661	635,049
4.20%, 06/15/28 (Call 03/15/28)	622	571,842
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	880	608,370
4.63%, 08/01/29 (Call 08/01/24)	769	614,377
5.00%, 10/15/27 (Call 12/01/22)	880	752,418
5.25%, 08/01/26 (Call 12/01/22)	303	273,594
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	543	374,779
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	112	88,352
3.00%, 04/15/52 (Call 10/15/51)	50	28,081
3.10%, 04/15/50 (Call 10/15/49)	380	221,149
3.50%, 10/15/27 (Call 07/15/27)	135	120,131
3.50%, 04/15/51 (Call 10/15/50)	120	74,596
3.60%, 12/15/26 (Call 09/15/26)	442	403,979
3.90%, 06/15/24 (Call 03/15/24)	82	79,883
4.00%, 11/15/25 (Call 08/15/25)	115	109,327
4.30%, 10/15/28 (Call 07/15/28)	20	18,158
4.80%, 10/15/48 (Call 04/15/48)	283	221,784
New Residential Investment Corp., 6.25%, 10/15/25 (Call 12/01/22)(b)	340	298,296
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	5	3,441
2.65%, 06/15/26 (Call 05/15/26)	220	160,838
3.45%, 10/15/31 (Call 07/15/31)	270	165,248
4.25%, 05/15/24 (Call 02/15/24)	680	620,575
4.50%, 02/01/25 (Call 11/01/24)	580	484,149
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	400	278,944
3.38%, 02/01/31 (Call 11/01/30)	300	225,762
3.63%, 10/01/29 (Call 07/01/29)	350	278,848
4.50%, 01/15/25 (Call 10/15/24)	60	57,833
4.50%, 04/01/27 (Call 01/01/27)	335	305,071
4.75%, 01/15/28 (Call 10/15/27)	623	559,223
4.95%, 04/01/24 (Call 01/01/24)	173	170,293
5.25%, 01/15/26 (Call 10/15/25)	360	344,455
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	440	376,086
5.88%, 10/01/28 (Call 10/01/23)(b)	450	408,276
7.50%, 06/01/25 (Call 12/01/22)(b)	390	391,026
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	565	404,088
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	375	278,719
3.95%, 01/15/28 (Call 10/15/27)	110	98,518
4.30%, 03/15/27 (Call 12/15/26)	230	213,622

118	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	$140	$105,718
4.45%, 03/15/24 (Call 12/15/23)	90	88,267
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	521	382,008
1.63%, 03/15/31 (Call 12/15/30)	265	196,683
1.75%, 07/01/30	813	622,847
1.75%, 02/01/31	530	400,023
2.13%, 04/15/27 (Call 02/15/27)	448	393,339
2.13%, 10/15/50 (Call 04/15/50)	568	297,155
2.25%, 04/15/30 (Call 01/15/30)	631	507,917
2.25%, 01/15/32	555	419,086
2.88%, 11/15/29	645	538,910
3.00%, 04/15/50 (Call 10/15/49)	278	175,237
3.05%, 03/01/50	172	109,545
3.25%, 06/30/26	147	136,463
3.25%, 10/01/26 (Call 07/01/26)	230	213,829
3.38%, 12/15/27	255	232,871
3.88%, 09/15/28 (Call 06/15/28)	610	561,517
4.00%, 09/15/28	212	195,708
4.38%, 02/01/29 (Call 11/01/28)	310	289,943
4.38%, 09/15/48 (Call 03/15/48)	205	164,178
4.63%, 01/15/33 (Call 10/15/32)	310	287,540
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	350	302,676
1.50%, 11/09/26 (Call 10/09/26)	480	418,114
1.85%, 05/01/28 (Call 03/01/28)	645	535,137
1.95%, 11/09/28 (Call 09/09/28)	470	386,862
2.25%, 11/09/31 (Call 08/09/31)	505	387,486
2.30%, 05/01/31 (Call 02/01/31)	540	424,570
3.09%, 09/15/27 (Call 06/15/27)	495	448,911
3.39%, 05/01/29 (Call 02/01/29)	395	349,152
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	680	523,675
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,026	874,952
1.80%, 03/15/33 (Call 12/15/32)	375	256,635
2.20%, 06/15/28 (Call 04/15/28)	393	325,895
2.85%, 12/15/32 (Call 09/15/32)	110	86,056
3.00%, 01/15/27 (Call 10/15/26)	361	324,904
3.10%, 12/15/29 (Call 09/15/29)	315	265,035
3.25%, 06/15/29 (Call 03/15/29)	395	340,676
3.25%, 01/15/31 (Call 10/15/30)	455	378,701
3.40%, 01/15/28 (Call 11/15/27)	459	411,374
3.65%, 01/15/28 (Call 10/15/27)	265	240,586
3.88%, 07/15/24 (Call 04/15/24)	385	376,480
3.88%, 04/15/25 (Call 02/15/25)	115	111,356
3.95%, 08/15/27 (Call 05/15/27)	875	811,177
4.13%, 10/15/26 (Call 07/15/26)	495	467,973
4.60%, 02/06/24 (Call 11/06/23)	477	473,613
4.63%, 11/01/25 (Call 09/01/25)	1,045	1,021,122
4.65%, 03/15/47 (Call 09/15/46)	143	117,645
4.88%, 06/01/26 (Call 03/01/26)	368	358,075
5.63%, 10/13/32	270	264,387
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	245	199,080
3.60%, 02/01/27 (Call 11/01/26)	195	178,675
3.70%, 06/15/30 (Call 03/15/30)	170	143,354
4.13%, 03/15/28 (Call 12/15/27)	220	199,738
4.40%, 02/01/47 (Call 08/01/46)	155	112,346
4.65%, 03/15/49 (Call 09/15/48)	290	216,236

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	$355	$265,796
2.15%, 09/01/31 (Call 06/01/31)	375	275,291
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)(c)	365	320,116
4.75%, 10/15/27 (Call 12/01/22)	414	382,230
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(b)	310	283,625
4.00%, 09/15/29 (Call 09/15/24)(b)	310	259,640
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	560	403,816
3.90%, 10/15/29 (Call 07/15/29)	736	587,630
5.13%, 08/15/26 (Call 05/15/26)	1,507	1,364,016
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	620	458,496
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	1,085	879,154
3.88%, 02/15/27 (Call 02/15/23)	925	835,987
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25(b)	120	110,036
3.50%, 02/12/25(b)	345	326,197
3.63%, 01/28/26 (Call 12/28/25)(b)	285	262,938
3.75%, 03/23/27 (Call 12/23/26)(b)	340	306,408
4.38%, 05/28/30 (Call 02/28/30)(b)	875	758,476
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)	875	742,184
5.13%, 09/24/80 (Call 06/24/30)(a)(b)	590	451,893
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	315	231,538
4.35%, 10/01/24 (Call 09/01/24)	506	464,695
4.38%, 02/15/30 (Call 08/15/29)	320	228,131
4.50%, 03/15/25 (Call 09/15/24)	285	251,815
4.65%, 03/15/24 (Call 09/15/23)	207	197,072
4.75%, 10/01/26 (Call 08/01/26)	408	332,789
4.95%, 02/15/27 (Call 08/15/26)	325	263,406
4.95%, 10/01/29 (Call 07/01/29)	279	203,823
5.25%, 02/15/26 (Call 08/15/25)	230	198,925
5.50%, 12/15/27 (Call 09/15/27)	435	374,731
7.50%, 09/15/25 (Call 06/15/25)	495	482,516
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(c)	455	385,731
1.75%, 02/01/28 (Call 11/01/27)	357	292,369
2.00%, 09/13/24 (Call 06/13/24)	825	775,409
2.20%, 02/01/31 (Call 11/01/30)	335	252,084
2.25%, 01/15/32 (Call 10/15/31)	320	234,112
2.45%, 09/13/29 (Call 06/13/29)	1,039	832,613
2.65%, 07/15/30 (Call 04/15/30)	655	519,356
2.65%, 02/01/32 (Call 12/01/31)	500	380,090
3.25%, 11/30/26 (Call 08/30/26)	485	442,335
3.25%, 09/13/49 (Call 03/13/49)	700	423,941
3.30%, 01/15/26 (Call 10/15/25)	926	864,264
3.38%, 10/01/24 (Call 07/01/24)	955	919,187
3.38%, 06/15/27 (Call 03/15/27)	389	353,998
3.38%, 12/01/27 (Call 09/01/27)	224	200,982
3.50%, 09/01/25 (Call 06/01/25)	574	545,145
3.75%, 02/01/24 (Call 11/01/23)	275	269,915
3.80%, 07/15/50 (Call 01/15/50)	570	385,274
4.25%, 10/01/44 (Call 04/01/44)	227	164,725
4.25%, 11/30/46 (Call 05/30/46)	435	319,451
4.75%, 03/15/42 (Call 09/15/41)	19	15,183

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.75%, 02/01/40 (Call 11/01/39)	$472	$469,413
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	385	358,246
4.25%, 02/01/26 (Call 11/01/25)	125	116,609
4.70%, 06/01/27 (Call 03/01/27)	750	691,725
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	315	248,094
2.70%, 02/15/32 (Call 11/15/31)	15	10,615
3.20%, 01/15/27 (Call 11/15/26)	212	183,795
3.20%, 02/15/31 (Call 11/15/30)	95	72,744
3.40%, 01/15/30 (Call 10/15/29)	250	199,832
4.00%, 07/15/29 (Call 04/15/29)	205	173,192
4.45%, 09/15/26 (Call 06/15/26)	395	371,490
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	240	209,323
3.75%, 12/31/24 (Call 09/30/24)(b)	235	219,852
4.38%, 01/15/27 (Call 07/15/26)(b)	300	265,176
4.75%, 03/15/25 (Call 09/15/24)	320	301,894
5.50%, 11/01/23 (Call 08/01/23)(b)	130	128,411
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	300	242,679
2.75%, 11/18/30 (Call 08/18/30)	400	332,000
4.50%, 03/15/28 (Call 12/15/27)	268	244,132
4.63%, 03/15/29 (Call 12/15/28)	602	559,180
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	440	351,124
2.70%, 07/15/31 (Call 04/15/31)	775	571,159
4.20%, 04/15/32 (Call 01/15/32)	229	189,028
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	294	260,578
3.88%, 07/15/27 (Call 04/15/27)	160	140,405
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(d)	1,400	1,058,190
5.25%, 12/15/24 (Call 09/15/24)(c)(d)	400	379,116
5.25%, 01/30/26 (Call 10/30/25)(c)(d)	200	179,916
6.39%, 01/15/50 (Call 07/15/49)(d)	400	265,872
6.95%, 01/30/44 (Call 07/30/43)(d)	200	145,176
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	175	117,981
2.10%, 08/01/32 (Call 05/01/32)	430	303,640
2.95%, 09/01/26 (Call 06/01/26)	337	303,307
3.00%, 08/15/31 (Call 05/15/31)	575	452,122
3.10%, 11/01/34 (Call 08/01/34)	110	80,661
3.20%, 01/15/30 (Call 10/15/29)	525	433,891
3.50%, 07/01/27 (Call 04/01/27)	155	140,952
3.50%, 01/15/28 (Call 10/15/27)	250	220,272
4.40%, 01/26/29 (Call 10/26/28)	483	438,511
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(b)	740	507,559
7.88%, 02/15/25 (Call 12/01/22)(b)	1,250	1,238,562
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	335	275,424
6.50%, 02/15/29 (Call 02/15/24)(b)	735	529,171
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	650	492,297
2.65%, 01/15/25 (Call 12/15/24)	304	284,194
3.00%, 01/15/30 (Call 10/15/29)	235	192,002
3.25%, 10/15/26 (Call 07/15/26)	346	313,116

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 04/15/24 (Call 03/15/24)	$582	$564,784
3.50%, 02/01/25 (Call 11/01/24)	371	352,313
3.75%, 05/01/24 (Call 02/01/24)	91	88,436
3.85%, 04/01/27 (Call 01/01/27)	251	231,859
4.00%, 03/01/28 (Call 12/01/27)	254	229,540
4.13%, 01/15/26 (Call 10/15/25)	350	331,940
4.38%, 02/01/45 (Call 08/01/44)	160	116,768
4.40%, 01/15/29 (Call 10/15/28)	688	621,691
4.75%, 11/15/30 (Call 08/15/30)	600	540,924
4.88%, 04/15/49 (Call 10/15/48)	540	431,309
5.70%, 09/30/43 (Call 03/30/43)	125	107,551
VICI Properties LP
4.38%, 05/15/25	120	114,419
4.75%, 02/15/28 (Call 01/15/28)	610	557,003
4.95%, 02/15/30 (Call 12/15/29)	550	494,494
5.13%, 05/15/32 (Call 02/15/32)	630	558,489
5.63%, 05/15/52 (Call 11/15/51)	340	278,008
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25(b)	586	545,414
3.75%, 02/15/27 (Call 02/15/23)(b)(c)	835	732,754
3.88%, 02/15/29 (Call 11/15/28)(b)	440	371,356
4.13%, 08/15/30 (Call 02/15/25)(b)	1,095	903,714
4.25%, 12/01/26 (Call 12/01/22)(b)	921	838,589
4.50%, 09/01/26 (Call 06/01/26)(b)	385	352,056
4.50%, 01/15/28 (Call 10/15/27)(b)	775	680,295
4.63%, 06/15/25 (Call 03/15/25)(b)	480	451,637
4.63%, 12/01/29 (Call 12/01/24)(b)	784	686,659
5.63%, 05/01/24(b)	623	615,916
5.75%, 02/01/27 (Call 11/01/26)(b)	423	399,595
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(c)	120	99,197
3.40%, 06/01/31 (Call 03/01/31)	240	177,221
3.50%, 01/15/25 (Call 11/15/24)	310	288,263
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	1,390	1,160,608
3.50%, 06/15/29 (Call 03/15/29)(b)	230	183,648
4.13%, 09/20/28 (Call 06/20/28)(b)	110	93,593
4.63%, 09/20/48 (Call 03/20/48)(b)	485	312,398
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	647	608,808
4.75%, 09/17/44 (Call 03/17/44)(b)(c)	314	204,477
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	205	161,546
2.70%, 02/15/27 (Call 12/15/26)	385	340,559
2.75%, 01/15/31 (Call 10/15/30)	270	207,930
2.75%, 01/15/32 (Call 10/15/31)	850	642,294
2.80%, 06/01/31 (Call 03/01/31)	577	445,242
3.10%, 01/15/30 (Call 10/15/29)	345	282,117
3.63%, 03/15/24 (Call 02/15/24)	387	376,141
3.85%, 06/15/32 (Call 03/15/32)	269	222,654
4.00%, 06/01/25 (Call 03/01/25)	1,219	1,165,998
4.13%, 03/15/29 (Call 12/15/28)	300	266,589
4.25%, 04/01/26 (Call 01/01/26)	656	622,124
4.25%, 04/15/28 (Call 01/15/28)	585	536,539
4.50%, 01/15/24 (Call 10/15/23)	63	62,234
4.95%, 09/01/48 (Call 03/01/48)	280	222,258
6.50%, 03/15/41 (Call 09/15/40)	207	196,064
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	125	99,757

120	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 11/15/29 (Call 08/15/29)	$383	$338,840
4.00%, 04/15/30 (Call 01/15/30)	453	395,587
4.00%, 03/09/52 (Call 09/09/51)(c)	45	31,549
6.95%, 10/01/27	72	75,697
7.38%, 03/15/32	611	650,299
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	762	528,264
2.40%, 02/01/31 (Call 11/01/30)	310	233,498
2.45%, 02/01/32 (Call 11/01/31)	240	175,733
3.85%, 07/15/29 (Call 04/15/29)	220	190,681
4.00%, 02/01/25 (Call 11/01/24)	116	111,718
4.60%, 04/01/24 (Call 01/01/24)	400	393,768
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	315	274,239
6.38%, 08/15/25 (Call 11/14/22)(b)	342	336,460
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(d)	400	300,096

		189,162,579

Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	520	435,500
3.88%, 01/15/28 (Call 12/01/22)(b)	955	840,171
4.00%, 10/15/30 (Call 10/15/25)(b)	1,910	1,558,636
4.38%, 01/15/28 (Call 12/01/22)(b)	507	445,694
5.75%, 04/15/25 (Call 12/01/22)(b)	292	291,965
1375209 BC Ltd., 9.00%, 01/30/28(c)	779	758,216
7-Eleven Inc.
0.80%, 02/10/24 (Call 12/01/22)(b)	5,070	4,782,683
0.95%, 02/10/26 (Call 01/10/26)(b)	2,301	1,980,356
1.30%, 02/10/28 (Call 12/10/27)(b)(c)	2,775	2,250,525
2.50%, 02/10/41(b)	100	61,040
2.80%, 02/10/51(b)	222	124,813
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(b)(c)	230	131,792
AAG FH LP/AAG FH Finco Inc., 9.75%, 07/15/24 (Call 04/15/24)(b)	32	30,944
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 11/16/22)(b)	190	180,012
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)(c)	255	243,267
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	305	249,090
3.50%, 03/15/32 (Call 12/15/31)	285	225,478
3.90%, 04/15/30 (Call 01/15/30)	311	263,489
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	453	369,816
3.44%, 05/13/41 (Call 11/13/40)(b)	510	340,920
3.55%, 07/26/27 (Call 04/26/27)(b)	480	429,442
3.63%, 05/13/51 (Call 11/13/50)(b)	430	270,762
3.80%, 01/25/50 (Call 07/25/49)(b)	474	310,010
4.50%, 07/26/47 (Call 01/26/47)(b)	330	244,259
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	310	245,635
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	261	226,454
4.63%, 11/15/29 (Call 11/15/24)(b)	480	394,714
4.75%, 03/01/30 (Call 03/01/25)	313	256,338
5.00%, 02/15/32 (Call 11/15/26)(b)	360	290,239
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(b)(c)	225	163,469
7.13%, 07/15/29 (Call 07/15/24)(b)(c)	315	178,155
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	161	123,569

Security	Par (000)	Value

Retail (continued)
2.40%, 08/01/31 (Call 05/01/31)	$390	$269,697
3.50%, 11/15/24 (Call 09/15/24)	90	86,459
3.80%, 11/15/27 (Call 08/15/27)	420	367,311
3.85%, 03/01/32 (Call 12/01/31)	180	140,411
4.50%, 10/01/25 (Call 07/01/25)	235	225,760
4.75%, 06/01/30 (Call 03/01/30)	666	574,871
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	1,043	772,498
3.13%, 04/18/24 (Call 03/18/24)	325	314,769
3.13%, 04/21/26 (Call 01/21/26)	318	296,249
3.25%, 04/15/25 (Call 01/15/25)	145	137,759
3.63%, 04/15/25 (Call 03/15/25)	1,040	999,513
3.75%, 06/01/27 (Call 03/01/27)	453	422,844
3.75%, 04/18/29 (Call 01/18/29)	275	246,260
4.00%, 04/15/30 (Call 01/15/30)	328	294,921
4.75%, 08/01/32 (Call 05/01/32)	270	251,767
Bath & Body Works Inc.
5.25%, 02/01/28(c)	300	265,254
6.63%, 10/01/30 (Call 10/01/25)(b)	625	559,994
6.69%, 01/15/27(c)	220	207,350
6.75%, 07/01/36	421	347,468
6.88%, 11/01/35(c)	856	727,900
6.95%, 03/01/33(c)	250	205,143
7.50%, 06/15/29 (Call 06/15/24)(c)	325	308,243
7.60%, 07/15/37	185	147,079
9.38%, 07/01/25(b)	185	192,753
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(b)(c)(g)	300	198,579
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)	285	235,954
4.50%, 11/15/26 (Call 12/01/22)(b)	345	317,297
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	150	31,895
4.92%, 08/01/34 (Call 02/01/34)	150	15,816
5.17%, 08/01/44 (Call 02/01/44)	458	47,971
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(c)	900	670,671
4.45%, 10/01/28 (Call 07/01/28)(c)	471	436,890
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	197	166,924
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	245	201,103
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	445	430,186
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)	175	121,973
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)	445	196,904
5.50%, 04/15/27 (Call 04/15/24)(b)(c)	390	188,682
5.63%, 10/01/25 (Call 11/14/22)(b)(c)	390	255,450
5.88%, 10/01/28 (Call 10/01/23)(b)(c)	415	191,020
10.25%, 05/01/30 (Call 05/01/27)(b)(c)	2,120	1,271,491
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(b)	395	370,909
Chengdu Communications Investment Group Co. Ltd., 2.20%, 12/01/24(d)	600	552,714
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(b)	215	142,898
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(b)	60	41,456
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,053	907,560

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
1.60%, 04/20/30 (Call 01/20/30)	$1,092	$871,252
1.75%, 04/20/32 (Call 01/20/32)	1,434	1,099,735
2.75%, 05/18/24 (Call 03/18/24)	703	682,845
3.00%, 05/18/27 (Call 02/18/27)	652	607,390
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	664	619,220
4.55%, 02/15/48 (Call 08/15/47)	300	214,041
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 12/01/22)(b)	277	277,000
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	420	318,541
4.10%, 01/15/52 (Call 07/15/51)	405	248,358
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	466	407,177
3.88%, 04/15/27 (Call 01/15/27)	410	384,978
4.13%, 05/01/28 (Call 02/01/28)	127	118,755
4.13%, 04/03/50 (Call 10/03/49)	363	274,297
4.15%, 11/01/25 (Call 08/01/25)	180	174,494
4.63%, 11/01/27 (Call 10/01/27)	465	448,976
5.00%, 11/01/32 (Call 08/01/32)	570	543,700
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	345	269,159
3.38%, 12/01/51 (Call 06/01/51)	255	159,860
4.00%, 05/15/25 (Call 03/15/25)	585	567,362
4.20%, 05/15/28 (Call 02/15/28)	852	793,357
eG Global Finance PLC
6.75%, 02/07/25 (Call 11/11/22)(b)	375	339,990
8.50%, 10/30/25 (Call 12/01/22)(b)	485	446,370
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(d)	200	186,854
Falabella SA
3.38%, 01/15/32 (Call 10/15/31)(d)	200	142,746
3.75%, 10/30/27 (Call 07/30/27)(d)	600	521,178
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(b)	370	335,790
5.88%, 04/01/29 (Call 04/01/24)(b)	530	444,442
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	615	534,761
6.75%, 01/15/30 (Call 01/15/25)(b)	860	675,005
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	355	307,632
5.63%, 01/01/30 (Call 01/01/25)(b)	340	304,263
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	245	187,376
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)	300	209,898
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(d)(j)(k)	200	3,472
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)(c)	505	354,788
3.88%, 10/01/31 (Call 10/01/26)(b)	610	420,906
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	140	103,778
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	450	370,444
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(b)	370	323,339
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	212	167,480
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	1,115	905,469
1.38%, 03/15/31 (Call 12/15/30)	1,060	793,124
1.50%, 09/15/28 (Call 07/15/28)(c)	200	165,096
1.88%, 09/15/31 (Call 06/15/31)	250	193,148

Security	Par (000)	Value

Retail (continued)
2.13%, 09/15/26 (Call 06/15/26)	$65	$58,685
2.38%, 03/15/51 (Call 09/15/50)	1,183	670,264
2.50%, 04/15/27 (Call 02/15/27)	975	881,946
2.70%, 04/15/25 (Call 03/15/25)	300	285,345
2.70%, 04/15/30 (Call 01/15/30)	1,008	856,881
2.75%, 09/15/51 (Call 03/15/51)	288	175,887
2.80%, 09/14/27 (Call 06/14/27)	1,283	1,167,774
2.88%, 04/15/27 (Call 03/15/27)	900	827,406
2.95%, 06/15/29 (Call 03/15/29)	1,318	1,162,608
3.00%, 04/01/26 (Call 01/01/26)	330	310,266
3.13%, 12/15/49 (Call 06/15/49)	1,080	717,725
3.25%, 04/15/32 (Call 01/15/32)	1,255	1,081,270
3.30%, 04/15/40 (Call 10/15/39)	1,146	858,847
3.35%, 09/15/25 (Call 06/15/25)	534	512,597
3.35%, 04/15/50 (Call 10/15/49)	966	669,834
3.50%, 09/15/56 (Call 03/15/56)	390	265,976
3.63%, 04/15/52 (Call 10/15/51)	1,195	867,116
3.75%, 02/15/24 (Call 11/15/23)	365	361,003
3.90%, 12/06/28 (Call 09/06/28)	470	443,873
3.90%, 06/15/47 (Call 12/15/46)	753	581,316
4.00%, 09/15/25 (Call 08/15/25)	75	73,440
4.20%, 04/01/43 (Call 10/01/42)	517	424,690
4.25%, 04/01/46 (Call 10/01/45)	1,282	1,052,945
4.40%, 03/15/45 (Call 09/15/44)	901	746,469
4.50%, 09/15/32 (Call 06/15/32)	200	189,580
4.50%, 12/06/48 (Call 06/06/48)	843	713,970
4.88%, 02/15/44 (Call 08/15/43)	593	528,446
4.95%, 09/15/52 (Call 03/15/52)	430	386,591
5.40%, 09/15/40 (Call 03/15/40)	543	524,076
5.88%, 12/16/36	1,814	1,865,209
5.95%, 04/01/41 (Call 10/01/40)	147	149,608
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(d)	400	318,524
IRB Holding Corp., 7.00%, 06/15/25 (Call 12/01/22)(b)	454	454,182
JMH Co. Ltd.
2.50%, 04/09/31 (Call 01/09/31)(d)	400	307,528
2.88%, 04/09/36 (Call 01/09/36)(d)	400	290,688
JSM Global Sarl, 4.75%, 10/20/30(d)	400	277,040
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(b)	260	217,703
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 12/01/22)(b)	369	352,982
Kohl’s Corp.
3.38%, 05/01/31 (Call 02/01/31)(c)	215	142,061
4.25%, 07/17/25 (Call 04/17/25)	500	462,655
5.55%, 07/17/45 (Call 01/17/45)	583	349,952
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	505	352,788
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	612	517,991
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	480	388,699
4.38%, 01/15/31 (Call 10/15/25)(b)(c)	400	325,508
4.63%, 12/15/27 (Call 12/15/22)(b)(c)	345	311,052
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	785	636,227
1.70%, 09/15/28 (Call 07/15/28)	765	625,479
1.70%, 10/15/30 (Call 07/15/30)	775	583,660
2.50%, 04/15/26 (Call 01/15/26)	1,617	1,481,835
2.63%, 04/01/31 (Call 01/01/31)	750	600,337
2.80%, 09/15/41 (Call 03/15/41)(c)	395	252,235
3.00%, 10/15/50 (Call 04/15/50)	1,138	682,060

122	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.10%, 05/03/27 (Call 02/03/27)	$938	$856,563
3.13%, 09/15/24 (Call 06/15/24)	791	763,655
3.35%, 04/01/27 (Call 03/01/27)	535	494,864
3.38%, 09/15/25 (Call 06/15/25)	605	574,502
3.50%, 04/01/51 (Call 10/01/50)	530	344,956
3.65%, 04/05/29 (Call 01/05/29)	978	879,740
3.70%, 04/15/46 (Call 10/15/45)	775	541,260
3.75%, 04/01/32 (Call 01/01/32)	1,695	1,462,395
4.00%, 04/15/25 (Call 03/15/25)	973	949,522
4.05%, 05/03/47 (Call 11/03/46)	1,138	834,837
4.25%, 04/01/52 (Call 10/01/51)	655	485,309
4.38%, 09/15/45 (Call 03/15/45)	645	494,115
4.40%, 09/08/25	595	583,677
4.45%, 04/01/62 (Call 10/01/61)	622	453,513
4.50%, 04/15/30 (Call 01/15/30)	468	436,354
4.55%, 04/05/49 (Call 10/05/48)	30	23,441
4.65%, 04/15/42 (Call 10/15/41)	280	229,359
5.00%, 04/15/33 (Call 01/15/33)	610	575,596
5.00%, 04/15/40 (Call 10/15/39)	288	250,730
5.13%, 04/15/50 (Call 10/15/49)	823	705,089
5.50%, 10/15/35	15	14,346
5.63%, 04/15/53 (Call 10/15/52)	870	784,375
5.80%, 09/15/62 (Call 03/15/62)	800	716,216
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(b)	520	473,158
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	245	145,363
4.50%, 12/15/34 (Call 06/15/34)	265	182,339
5.13%, 01/15/42 (Call 07/15/41)	205	131,071
5.88%, 04/01/29 (Call 04/01/24)(b)	330	285,810
5.88%, 03/15/30 (Call 03/15/25)(b)	245	206,846
6.13%, 03/15/32 (Call 03/15/27)(b)(c)	155	128,861
6.38%, 03/15/37(c)	155	118,567
6.70%, 07/15/34(b)(c)	116	90,754
Marks & Spencer PLC, 7.13%, 12/01/37(b)	225	193,984
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	45	40,930
2.13%, 03/01/30 (Call 12/01/29)(c)	120	97,732
2.63%, 09/01/29 (Call 06/01/29)	820	700,854
3.25%, 06/10/24	143	139,248
3.30%, 07/01/25 (Call 06/01/25)	775	745,418
3.38%, 05/26/25 (Call 02/26/25)	554	532,172
3.50%, 03/01/27 (Call 12/01/26)	265	248,514
3.50%, 07/01/27 (Call 05/01/27)	862	802,574
3.60%, 07/01/30 (Call 04/01/30)	1,215	1,089,891
3.63%, 05/01/43	120	87,572
3.63%, 09/01/49 (Call 03/01/49)	521	368,774
3.70%, 01/30/26 (Call 10/30/25)	1,264	1,213,554
3.70%, 02/15/42	205	153,153
3.80%, 04/01/28 (Call 01/01/28)	766	716,348
4.20%, 04/01/50 (Call 10/01/49)	903	707,058
4.45%, 03/01/47 (Call 09/01/46)	481	392,025
4.45%, 09/01/48 (Call 03/01/48)	247	201,098
4.60%, 05/26/45 (Call 11/26/44)	228	188,321
4.70%, 12/09/35 (Call 06/09/35)	468	426,502
4.88%, 07/15/40	607	535,077
4.88%, 12/09/45 (Call 06/09/45)	821	711,446
5.15%, 09/09/52 (Call 03/09/52)	200	179,708
5.70%, 02/01/39	906	880,270
6.30%, 10/15/37	580	597,771

Security	Par (000)	Value

Retail (continued)
6.30%, 03/01/38	$711	$732,330
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	555	394,810
7.88%, 05/01/29 (Call 05/01/24)(b)(c)	891	499,129
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	330	275,504
4.75%, 09/15/29 (Call 09/15/24)	355	320,870
5.63%, 05/01/27 (Call 12/01/22)	160	153,602
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 04/01/23)(b)	650	618,195
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	247	210,928
4.25%, 08/01/31 (Call 05/01/31)	320	232,259
4.38%, 04/01/30 (Call 01/01/30)(c)	355	266,701
5.00%, 01/15/44 (Call 07/15/43)	669	422,942
6.95%, 03/15/28	292	271,207
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	440	326,920
3.55%, 03/15/26 (Call 12/15/25)	115	109,069
3.60%, 09/01/27 (Call 06/01/27)	691	637,586
3.90%, 06/01/29 (Call 03/01/29)	369	333,668
4.35%, 06/01/28 (Call 03/01/28)	210	198,139
4.70%, 06/15/32 (Call 03/15/32)	700	654,822
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)(c)	255	207,606
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	265	168,299
6.75%, 08/01/29 (Call 08/01/24)(b)	215	141,977
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(b)	500	316,360
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(b)	245	186,075
7.50%, 10/15/27 (Call 12/01/22)(b)(c)	340	311,457
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 12/01/22)(c)	370	345,221
3.75%, 06/15/29 (Call 06/15/24)	300	246,330
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	815	742,905
7.75%, 02/15/29 (Call 02/15/24)(b)(c)	875	821,502
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	323	234,172
4.45%, 02/15/25 (Call 11/15/24)	380	332,234
4.75%, 02/15/27 (Call 11/15/26)	415	328,962
4.85%, 04/01/24	405	389,132
5.45%, 08/15/34 (Call 02/15/34)	250	157,408
5.95%, 03/15/43	240	148,085
Rite Aid Corp.
7.50%, 07/01/25 (Call 12/01/22)(b)(c)	358	252,243
7.70%, 02/15/27(c)	56	30,052
8.00%, 11/15/26 (Call 01/15/23)(b)	706	458,582
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	637	546,998
1.88%, 04/15/31 (Call 01/15/31)	165	123,194
4.60%, 04/15/25 (Call 03/15/25)	673	661,148
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/22)	400	378,976
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 12/01/22)(b)(c)	225	197,892
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)	439	345,524
4.88%, 11/15/31 (Call 11/15/26)(b)	300	228,543

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 12/01/22)(b)	$500	$404,985
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	480	422,294
6.00%, 12/01/29 (Call 12/01/24)(b)	490	399,644
6.13%, 07/01/29 (Call 07/01/24)(b)	315	258,766
Staples Inc.
7.50%, 04/15/26 (Call 12/01/22)(b)	1,260	1,095,847
10.75%, 04/15/27 (Call 12/01/22)(b)(c)	650	471,932
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	765	666,965
2.25%, 03/12/30 (Call 12/12/29)	418	338,572
2.45%, 06/15/26 (Call 03/15/26)	645	588,401
2.55%, 11/15/30 (Call 08/15/30)	1,073	876,265
3.00%, 02/14/32 (Call 11/14/31)(c)	830	687,248
3.35%, 03/12/50 (Call 09/12/49)	180	118,267
3.50%, 03/01/28 (Call 12/01/27)	432	397,401
3.50%, 11/15/50 (Call 05/15/50)	598	406,664
3.55%, 08/15/29 (Call 05/15/29)	643	578,848
3.75%, 12/01/47 (Call 06/01/47)	590	422,092
3.80%, 08/15/25 (Call 06/15/25)	931	901,999
4.00%, 11/15/28 (Call 08/15/28)	400	371,276
4.30%, 06/15/45 (Call 12/15/44)(c)	115	91,081
4.45%, 08/15/49 (Call 02/15/49)	750	599,437
4.50%, 11/15/48 (Call 05/15/48)	516	417,939
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(b)	415	348,671
5.88%, 03/01/27 (Call 12/01/22)	205	194,631
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	360	302,731
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	515	461,512
2.25%, 04/15/25 (Call 03/15/25)	800	752,608
2.35%, 02/15/30 (Call 11/15/29)	484	400,326
2.50%, 04/15/26	848	783,832
2.65%, 09/15/30 (Call 06/15/30)	452	378,514
2.95%, 01/15/52 (Call 07/15/51)	1,010	654,581
3.38%, 04/15/29 (Call 01/15/29)	820	740,804
3.50%, 07/01/24	542	530,445
3.63%, 04/15/46	680	506,981
3.90%, 11/15/47 (Call 05/15/47)	356	276,391
4.00%, 07/01/42	195	160,155
4.50%, 09/15/32 (Call 06/15/32)	900	848,304
6.50%, 10/15/37	250	267,033
7.00%, 01/15/38	100	112,430
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	700	565,586
1.60%, 05/15/31 (Call 02/15/31)	355	265,654
2.25%, 09/15/26 (Call 06/15/26)	495	447,277
3.88%, 04/15/30 (Call 01/15/30)	587	533,929
4.50%, 04/15/50 (Call 10/15/49)	380	319,990
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 12/01/22)(b)	226	221,530
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	335	249,046
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)	450	358,065
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 12/01/22)	440	420,724
3.20%, 04/15/30 (Call 01/15/30)	612	512,960
3.45%, 06/01/26 (Call 03/01/26)	587	549,238

Security	Par (000)	Value

Retail (continued)
4.10%, 04/15/50 (Call 10/15/49)	$941	$651,746
4.50%, 11/18/34 (Call 05/18/34)	205	173,389
4.65%, 06/01/46 (Call 12/01/45)	160	121,275
4.80%, 11/18/44 (Call 05/18/44)	30	23,517
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	102	87,231
2.50%, 09/22/41 (Call 03/22/41)	1,170	804,808
2.65%, 09/22/51 (Call 03/22/51)	1,140	733,989
2.95%, 09/24/49 (Call 03/24/49)	120	81,959
3.05%, 07/08/26 (Call 05/08/26)	385	365,858
3.25%, 07/08/29 (Call 04/08/29)	610	557,082
3.30%, 04/22/24 (Call 01/22/24)	1,121	1,098,311
3.55%, 06/26/25 (Call 04/26/25)	65	63,264
3.63%, 12/15/47 (Call 06/15/47)	250	195,038
3.70%, 06/26/28 (Call 03/26/28)	435	412,341
3.95%, 06/28/38 (Call 12/28/37)	350	305,543
4.05%, 06/29/48 (Call 12/29/47)	853	713,108
4.15%, 09/09/32 (Call 06/09/32)	600	568,056
4.50%, 09/09/52 (Call 03/09/52)	500	445,050
5.00%, 10/25/40	125	119,870
5.25%, 09/01/35	766	780,654
5.63%, 04/15/41	195	201,109
5.88%, 04/05/27	40	41,944
6.20%, 04/15/38	430	466,619
6.50%, 08/15/37	50	56,702
7.55%, 02/15/30	100	116,081
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	485	412,158
White Cap Parent LLC, 8.25%, 03/15/26 (Call 12/01/22), (9.00% PIK)(b)(g)	300	258,351
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	741	594,912
3.88%, 11/01/23 (Call 08/01/23)(c)	200	197,162
4.63%, 01/31/32 (Call 10/01/26)	810	691,651
4.75%, 01/15/30 (Call 10/15/29)(b)	490	437,776
5.35%, 11/01/43 (Call 05/01/43)	222	177,083
5.38%, 04/01/32 (Call 04/01/27)	620	554,695
6.88%, 11/15/37	205	202,927
Zhongsheng Group Holdings Ltd., 3.00%, 01/13/26 (Call 12/13/25)(d)	200	174,282

		158,606,891

Savings & Loans — 0.0%
Nationwide Building Society
1.00%, 08/28/25(b)	660	572,075
1.50%, 10/13/26(b)	385	323,643
3.90%, 07/21/25(b)	1,087	1,028,976
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(a)(b)	385	323,473
4.00%, 09/14/26(b)	575	512,457
4.13%, 10/18/32 (Call 10/18/27)(a)(b)	504	439,649
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(a)(b)	1,575	1,371,762
4.85%, 07/27/27(b)	450	425,565
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(a)	475	466,692

		5,464,292

Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	360	321,401
4.39%, 06/01/52 (Call 12/01/51)	585	473,125

124	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Amkor Technology Inc., 6.63%, 09/15/27 (Call 12/01/22)(b)	$325	$320,804
ams-OSRAM AG, 7.00%, 07/31/25 (Call 12/01/22)(b)(c)	270	242,031
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	445	367,895
2.10%, 10/01/31 (Call 07/01/31)	533	418,453
2.80%, 10/01/41 (Call 04/01/41)	310	213,658
2.95%, 04/01/25 (Call 03/01/25)(c)	220	210,481
2.95%, 10/01/51 (Call 04/01/51)	280	180,418
3.45%, 06/15/27	85	79,005
3.50%, 12/05/26 (Call 09/05/26)	965	910,410
5.30%, 12/15/45 (Call 06/15/45)	50	46,480
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	680	537,112
2.75%, 06/01/50 (Call 12/01/49)	592	377,187
3.30%, 04/01/27 (Call 01/01/27)	999	939,210
3.90%, 10/01/25 (Call 07/01/25)	513	499,872
4.35%, 04/01/47 (Call 10/01/46)	661	558,479
5.10%, 10/01/35 (Call 04/01/35)	760	736,698
5.85%, 06/15/41	496	504,645
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	460	438,766
3.50%, 01/15/28 (Call 10/15/27)	550	484,253
3.63%, 01/15/24 (Call 11/15/23)	180	176,319
3.88%, 01/15/27 (Call 10/15/26)	1,894	1,741,855
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)(c)	1,218	996,214
2.45%, 02/15/31 (Call 11/15/30)(b)	1,770	1,332,881
2.60%, 02/15/33 (Call 11/15/32)(b)	750	533,040
3.14%, 11/15/35 (Call 08/15/35)(b)	800	554,888
3.15%, 11/15/25 (Call 10/15/25)	591	551,113
3.19%, 11/15/36 (Call 08/15/36)(b)	165	112,581
3.42%, 04/15/33 (Call 01/15/33)(b)	1,936	1,476,471
3.46%, 09/15/26 (Call 07/15/26)	953	875,026
3.47%, 04/15/34 (Call 01/15/34)(b)	2,520	1,886,195
3.50%, 02/15/41 (Call 08/15/40)(b)	2,334	1,557,712
3.63%, 10/15/24 (Call 09/15/24)	100	96,702
3.75%, 02/15/51 (Call 08/15/50)(b)	855	546,901
4.00%, 04/15/29 (Call 02/15/29)(b)	595	522,172
4.11%, 09/15/28 (Call 06/15/28)	535	480,714
4.15%, 11/15/30 (Call 08/15/30)	1,171	1,007,411
4.15%, 04/15/32 (Call 01/15/32)(b)	665	557,882
4.30%, 11/15/32 (Call 08/15/32)	1,229	1,037,104
4.93%, 05/15/37 (Call 02/15/37)(b)	3,770	3,107,234
5.00%, 04/15/30 (Call 01/15/30)	65	59,905
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	665	593,812
5.95%, 06/15/30 (Call 06/15/25)(b)	515	470,602
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	270	220,744
4.38%, 04/15/28 (Call 04/15/23)(b)	245	215,362
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	510	420,903
2.00%, 08/12/31 (Call 05/12/31)	564	431,003
2.45%, 11/15/29 (Call 08/15/29)	1,041	863,707
2.60%, 05/19/26 (Call 02/19/26)	698	645,790
2.70%, 06/17/24 (Call 04/17/24)(c)	50	48,253
2.80%, 08/12/41 (Call 02/12/41)	120	77,303
2.88%, 05/11/24 (Call 03/11/24)	729	707,283
3.05%, 08/12/51 (Call 02/12/51)	93	56,215

Security	Par (000)	Value

Semiconductors (continued)
3.10%, 02/15/60 (Call 08/15/59)	$1,120	$635,958
3.15%, 05/11/27 (Call 02/11/27)	635	586,486
3.20%, 08/12/61 (Call 02/12/61)	340	196,625
3.25%, 11/15/49 (Call 05/15/49)	1,423	892,563
3.40%, 03/25/25 (Call 02/25/25)	1,492	1,441,764
3.70%, 07/29/25 (Call 04/29/25)	730	708,677
3.73%, 12/08/47 (Call 06/08/47)	1,351	940,350
3.75%, 03/25/27 (Call 01/25/27)	610	578,866
3.75%, 08/05/27 (Call 07/05/27)	405	381,133
3.90%, 03/25/30 (Call 12/25/29)	764	692,046
4.00%, 08/05/29 (Call 06/05/29)	400	369,364
4.00%, 12/15/32	616	543,374
4.10%, 05/19/46 (Call 11/19/45)	410	309,025
4.10%, 05/11/47 (Call 11/11/46)	628	468,067
4.15%, 08/05/32 (Call 05/05/32)	650	581,373
4.25%, 12/15/42(c)	646	507,039
4.60%, 03/25/40 (Call 09/25/39)	665	561,945
4.75%, 03/25/50 (Call 09/25/49)	1,610	1,307,819
4.80%, 10/01/41	675	579,568
4.90%, 07/29/45 (Call 01/29/45)	430	367,917
4.90%, 08/05/52 (Call 02/05/52)	600	499,296
4.95%, 03/25/60 (Call 09/25/59)(c)	970	784,264
5.05%, 08/05/62 (Call 02/05/62)	450	366,759
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	355	239,114
4.10%, 03/15/29 (Call 12/15/28)	835	785,618
4.65%, 11/01/24 (Call 08/01/24)	222	220,941
4.65%, 07/15/32 (Call 04/15/32)	430	408,113
4.95%, 07/15/52 (Call 01/15/52)	800	697,928
5.00%, 03/15/49 (Call 09/15/48)	521	457,261
5.25%, 07/15/62 (Call 01/15/62)	665	586,789
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	368	288,825
2.88%, 06/15/50 (Call 12/15/49)	559	349,079
3.13%, 06/15/60 (Call 12/15/59)	465	279,986
3.75%, 03/15/26 (Call 01/15/26)	1,293	1,240,698
3.80%, 03/15/25 (Call 12/15/24)	360	350,546
4.00%, 03/15/29 (Call 12/15/28)	785	727,954
4.88%, 03/15/49 (Call 09/15/48)	586	517,508
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	449	387,191
2.45%, 04/15/28 (Call 02/15/28)	966	787,802
2.95%, 04/15/31 (Call 01/15/31)	552	428,104
4.88%, 06/22/28 (Call 03/22/28)	399	366,374
Microchip Technology Inc.
0.97%, 02/15/24	730	686,988
0.98%, 09/01/24	764	701,169
4.25%, 09/01/25 (Call 12/01/22)	625	595,975
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	525	384,583
3.37%, 11/01/41 (Call 05/01/41)	350	221,637
3.48%, 11/01/51 (Call 05/01/51)	345	202,836
4.19%, 02/15/27 (Call 12/15/26)	825	766,103
4.66%, 02/15/30 (Call 11/15/29)	722	643,901
4.98%, 02/06/26 (Call 12/06/25)	789	769,267
5.33%, 02/06/29 (Call 11/06/28)	574	533,367
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	85	79,302
1.55%, 06/15/28 (Call 04/15/28)	1,180	975,258
2.00%, 06/15/31 (Call 03/15/31)	1,034	804,804

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.85%, 04/01/30 (Call 01/01/30)	$1,282	$1,092,110
3.20%, 09/16/26 (Call 06/16/26)	465	438,007
3.50%, 04/01/40 (Call 10/01/39)	1,029	781,124
3.50%, 04/01/50 (Call 10/01/49)	1,193	846,970
3.70%, 04/01/60 (Call 10/01/59)	460	313,679
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	395	390,533
5.35%, 03/01/26 (Call 01/01/26)	663	650,038
5.55%, 12/01/28 (Call 09/01/28)	617	593,801
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	815	612,334
2.65%, 02/15/32 (Call 11/15/31)	505	376,664
2.70%, 05/01/25 (Call 04/01/25)	500	462,225
3.13%, 02/15/42 (Call 08/15/41)	465	292,411
3.15%, 05/01/27 (Call 03/01/27)	399	353,063
3.25%, 05/11/41 (Call 11/11/40)(c)	775	501,479
3.25%, 11/30/51 (Call 05/30/51)	370	214,922
3.40%, 05/01/30 (Call 02/01/30)	807	669,221
3.88%, 06/18/26 (Call 04/18/26)	510	474,392
4.30%, 06/18/29 (Call 03/18/29)	683	613,177
4.40%, 06/01/27 (Call 05/01/27)	70	65,647
5.00%, 01/15/33 (Call 10/15/32)	525	472,453
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	440	387,772
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(b)	1,280	1,173,248
3.38%, 04/01/31 (Call 04/01/26)(b)	910	684,666
4.38%, 10/15/29 (Call 10/15/24)	752	642,907
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	818	669,590
1.65%, 05/20/32 (Call 02/20/32)	861	647,377
2.15%, 05/20/30 (Call 02/20/30)	838	687,822
2.90%, 05/20/24 (Call 03/20/24)	230	222,957
3.25%, 05/20/27 (Call 02/20/27)	833	773,782
3.25%, 05/20/50 (Call 11/20/49)	440	302,997
3.45%, 05/20/25 (Call 02/20/25)	993	957,887
4.25%, 05/20/32 (Call 02/20/32)(c)	165	154,940
4.30%, 05/20/47 (Call 11/20/46)	1,365	1,117,880
4.50%, 05/20/52 (Call 11/20/51)	810	671,571
4.65%, 05/20/35 (Call 11/20/34)	730	674,863
4.80%, 05/20/45 (Call 11/20/44)	980	866,036
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	800	669,392
SK Hynix Inc.
1.00%, 01/19/24(d)	400	376,496
1.50%, 01/19/26(d)	800	689,104
2.38%, 01/19/31(d)	600	427,182
3.00%, 09/17/24(d)	200	189,088
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	1,065	909,308
3.00%, 06/01/31 (Call 03/01/31)	470	349,403
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	240	198,910
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	85	73,975
1.38%, 03/12/25 (Call 02/12/25)	412	381,261
1.75%, 05/04/30 (Call 02/04/30)	692	550,811
1.90%, 09/15/31 (Call 06/15/31)	605	473,261
2.25%, 09/04/29 (Call 06/04/29)	524	441,192
2.63%, 05/15/24 (Call 03/15/24)	315	304,655
2.70%, 09/15/51 (Call 03/15/51)(c)	475	304,698

Security	Par (000)	Value

Semiconductors (continued)
2.90%, 11/03/27 (Call 08/03/27)	$865	$788,837
3.65%, 08/16/32 (Call 05/16/32)	270	242,023
3.88%, 03/15/39 (Call 09/15/38)	627	522,956
4.10%, 08/16/52 (Call 02/16/52)	160	131,504
4.15%, 05/15/48 (Call 11/15/47)	1,010	833,250
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	400	345,380
2.50%, 10/25/31 (Call 07/25/31)	65	50,436
3.13%, 10/25/41 (Call 04/25/41)	710	495,402
3.25%, 10/25/51 (Call 04/25/51)	400	260,392
3.88%, 04/22/27 (Call 03/22/27)	600	561,654
4.25%, 04/22/32 (Call 01/22/32)	400	357,196
4.50%, 04/22/52 (Call 10/22/51)	560	458,422
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(d)	800	699,488
1.00%, 09/28/27 (Call 07/28/27)(d)	1,000	804,650
1.25%, 04/23/26 (Call 03/23/26)(d)	600	521,400
1.38%, 09/28/30 (Call 06/28/30)(d)	1,200	873,312
1.75%, 04/23/28(d)	600	492,678
2.25%, 04/23/31 (Call 01/23/31)(d)	600	457,254
4.38%, 07/22/27 (Call 06/22/27)(d)	200	190,882
4.63%, 07/22/32	200	184,560
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	856	697,948
2.95%, 06/01/24 (Call 04/01/24)	423	409,532

		101,175,416

Shipbuilding — 0.0%
CSSC Capital 2015 Ltd.
2.10%, 07/27/26(d)	200	173,928
3.00%, 02/13/30(d)	400	306,944
CSSC Capital Ltd. Co., 2.50%, 02/13/25(d)	200	185,430
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	260	208,957
3.48%, 12/01/27 (Call 09/01/27)	960	856,023
3.84%, 05/01/25 (Call 04/01/25)	640	609,491
4.20%, 05/01/30 (Call 02/01/30)	534	471,351

		2,812,124

Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 12/01/22)(b)	220	210,804
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	598	454,085
2.50%, 09/15/50 (Call 03/15/50)	979	581,134
3.40%, 09/15/26 (Call 06/15/26)	1,225	1,151,561
3.40%, 06/15/27 (Call 03/15/27)	605	559,970
4.50%, 06/15/47 (Call 12/15/46)	726	613,644
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	256	240,415
2.15%, 02/01/27 (Call 12/01/26)	694	623,580
2.30%, 02/01/30 (Call 11/01/29)	1,460	1,213,158
3.25%, 02/01/25 (Call 11/01/24)	738	713,882
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	415	320,376
2.85%, 01/15/30 (Call 10/15/29)	692	577,446
3.50%, 06/15/27 (Call 03/15/27)	705	647,895
4.38%, 06/15/25 (Call 03/15/25)	275	269,481
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	520	452,244
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 12/01/22)(b)	450	442,962
9.13%, 03/01/26 (Call 11/14/22)(b)	270	258,312

126	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	$520	$404,721
2.90%, 12/01/29 (Call 09/01/29)	506	417,146
3.40%, 06/27/26 (Call 03/27/26)	310	286,744
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	60	59,040
Camelot Finance SA, 4.50%, 11/01/26 (Call 12/01/22)(b)	425	396,861
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(b)	225	102,024
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	610	582,629
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)(c)	595	515,365
4.88%, 07/01/29 (Call 06/30/24)(b)	550	458,584
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(b)	190	170,996
6.50%, 10/15/28 (Call 10/15/26)(b)	370	327,269
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(b)(c)	375	322,418
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(b)	275	233,068
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	350	292,467
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	700	539,700
2.95%, 02/15/51 (Call 08/15/50)	740	460,613
4.80%, 03/01/26 (Call 12/01/25)	811	803,977
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	660	596,917
5.25%, 05/15/26 (Call 02/15/26)(b)(c)	270	266,363
Fidelity National Information Services Inc.
0.60%, 03/01/24	570	535,680
1.15%, 03/01/26 (Call 02/01/26)	765	660,424
1.65%, 03/01/28 (Call 01/01/28)	570	465,131
2.25%, 03/01/31 (Call 12/01/30)	1,302	1,000,991
3.10%, 03/01/41 (Call 09/01/40)	445	290,839
4.50%, 07/15/25	290	282,228
4.50%, 08/15/46 (Call 02/15/46)	330	248,490
4.70%, 07/15/27 (Call 06/15/27)	440	421,010
5.10%, 07/15/32 (Call 04/15/32)	160	150,525
5.63%, 07/15/52 (Call 01/15/52)	495	432,516
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	753	651,322
2.65%, 06/01/30 (Call 03/01/30)	706	571,980
2.75%, 07/01/24 (Call 06/01/24)	1,438	1,375,447
3.20%, 07/01/26 (Call 05/01/26)	1,627	1,493,846
3.50%, 07/01/29 (Call 04/01/29)	1,500	1,303,395
3.85%, 06/01/25 (Call 03/01/25)	1,093	1,048,646
4.20%, 10/01/28 (Call 07/01/28)	309	286,230
4.40%, 07/01/49 (Call 01/01/49)	1,256	944,839
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(b)	275	212,149
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	985	883,190
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	782	703,941
1.35%, 07/15/27 (Call 05/15/27)	844	712,809
1.65%, 07/15/30 (Call 04/15/30)	756	584,380
Micron Technology Inc., 6.75%, 11/01/29	500	500,235
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	2,512	2,324,278
2.53%, 06/01/50 (Call 12/01/49)	4,293	2,697,635

Security	Par (000)		Value

Software (continued)
2.68%, 06/01/60 (Call 12/01/59)	$2,624		$1,584,634
2.70%, 02/12/25 (Call 11/12/24)	989		949,747
2.88%, 02/06/24 (Call 12/06/23)	1,637		1,601,592
2.92%, 03/17/52 (Call 09/17/51)	5,237		3,545,816
3.04%, 03/17/62 (Call 09/17/61)	1,229		800,669
3.13%, 11/03/25 (Call 08/03/25)	1,098		1,056,397
3.30%, 02/06/27 (Call 11/06/26)	1,900		1,806,938
3.45%, 08/08/36 (Call 02/08/36)	1,117		957,571
3.50%, 02/12/35 (Call 08/12/34)	1,974		1,742,608
3.50%, 11/15/42	83		65,855
3.63%, 12/15/23 (Call 09/15/23)	495		490,297
3.70%, 08/08/46 (Call 02/08/46)	985		795,624
3.75%, 02/12/45 (Call 08/12/44)(c)	275		223,372
3.95%, 08/08/56 (Call 02/08/56)	90		71,624
4.10%, 02/06/37 (Call 08/06/36)	810		740,210
4.20%, 11/03/35 (Call 05/03/35)	590		550,004
4.25%, 02/06/47 (Call 08/06/46)	550		482,949
4.50%, 10/01/40	100		92,338
4.50%, 02/06/57 (Call 08/06/56)	265		234,181
4.75%, 11/03/55 (Call 05/03/55)(c)	0	(l)	89
5.20%, 06/01/39	310		313,497
5.30%, 02/08/41	425		431,077
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	335		287,145
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)(c)	1,520		1,185,995
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	525		409,710
3.63%, 09/01/30 (Call 03/01/25)(b)	660		551,324
3.63%, 11/01/31 (Call 11/01/26)(b)	310		255,487
3.88%, 02/15/31 (Call 06/01/25)(b)	675		568,660
4.00%, 11/15/29 (Call 11/15/24)(b)	665		577,406
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	550		471,878
3.88%, 12/01/29 (Call 12/01/24)(b)	540		427,999
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	590		469,723
4.13%, 12/01/31 (Call 12/01/26)(b)	418		315,628
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,986		1,745,893
2.30%, 03/25/28 (Call 01/25/28)	1,146		957,334
2.50%, 04/01/25 (Call 03/01/25)	735		687,085
2.65%, 07/15/26 (Call 04/15/26)	1,756		1,579,434
2.80%, 04/01/27 (Call 02/01/27)	855		756,008
2.88%, 03/25/31 (Call 12/25/30)	1,510		1,190,575
2.95%, 11/15/24 (Call 09/15/24)	1,399		1,335,457
2.95%, 05/15/25 (Call 02/15/25)	741		696,770
2.95%, 04/01/30 (Call 01/01/30)	1,875		1,527,206
3.25%, 11/15/27 (Call 08/15/27)	1,509		1,340,188
3.25%, 05/15/30 (Call 02/15/30)	698		578,272
3.40%, 07/08/24 (Call 04/08/24)	1,323		1,283,403
3.60%, 04/01/40 (Call 10/01/39)	1,889		1,276,888
3.60%, 04/01/50 (Call 10/01/49)	2,710		1,668,466
3.65%, 03/25/41 (Call 09/25/40)	1,189		806,178
3.80%, 11/15/37 (Call 05/15/37)	1,332		971,827
3.85%, 07/15/36 (Call 01/15/36)	854		639,518
3.85%, 04/01/60 (Call 10/01/59)	2,010		1,212,894
3.90%, 05/15/35 (Call 11/15/34)	1,195		924,583
3.95%, 03/25/51 (Call 09/25/50)	1,814		1,186,537
4.00%, 07/15/46 (Call 01/15/46)	1,821		1,215,463

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.00%, 11/15/47 (Call 05/15/47)	$1,825	$1,206,161
4.10%, 03/25/61 (Call 09/25/60)(c)	958	600,264
4.13%, 05/15/45 (Call 11/15/44)	1,503	1,028,338
4.30%, 07/08/34 (Call 01/08/34)	973	800,273
4.38%, 05/15/55 (Call 11/15/54)	870	589,860
4.50%, 07/08/44 (Call 01/08/44)	574	421,339
5.38%, 07/15/40	1,110	926,783
6.13%, 07/08/39	933	853,592
6.50%, 04/15/38	1,097	1,057,069
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(b)	2,670	2,316,492
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	465	387,257
PTC Inc.
3.63%, 02/15/25 (Call 12/01/22)(b)	320	305,267
4.00%, 02/15/28 (Call 02/15/23)(b)	305	278,224
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	325	215,027
5.38%, 12/01/28 (Call 12/01/23)(b)(c)	390	163,812
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	650	533,552
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)(c)	390	311,442
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	572	506,277
1.40%, 09/15/27 (Call 07/15/27)	450	369,981
1.75%, 02/15/31 (Call 11/15/30)	771	566,616
2.00%, 06/30/30 (Call 03/30/30)(c)	292	221,599
2.35%, 09/15/24 (Call 08/15/24)	670	636,098
2.95%, 09/15/29 (Call 06/15/29)	523	436,234
3.80%, 12/15/26 (Call 09/15/26)	849	794,036
3.85%, 12/15/25 (Call 09/15/25)	750	713,820
4.20%, 09/15/28 (Call 06/15/28)	838	777,019
RRD Parent Inc., 10.00%, 10/15/31(b)(c)	415	667,512
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	500	418,140
1.95%, 07/15/31 (Call 04/15/31)	960	750,029
2.70%, 07/15/41 (Call 01/15/41)	665	453,670
2.90%, 07/15/51 (Call 01/15/51)	695	447,260
3.05%, 07/15/61 (Call 01/15/61)	775	474,036
3.70%, 04/11/28 (Call 01/11/28)	1,274	1,202,325
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,415	1,042,388
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(b)(c)	265	179,638
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 12/01/22)(b)(c)	1,343	1,248,144
Take-Two Interactive Software Inc.
3.30%, 03/28/24	455	441,750
3.55%, 04/14/25	360	343,400
3.70%, 04/14/27 (Call 03/14/27)	390	360,703
4.00%, 04/14/32 (Call 01/14/32)	335	288,753
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	300	247,551
3.88%, 03/15/31 (Call 03/15/26)	320	260,720
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 12/01/22)(b)	1,090	916,526
VMware Inc.
1.00%, 08/15/24 (Call 12/01/22)	260	239,871
1.40%, 08/15/26 (Call 07/15/26)	15	12,815
1.80%, 08/15/28 (Call 06/15/28)	250	197,453
2.20%, 08/15/31 (Call 05/15/31)	15	10,929
3.90%, 08/21/27 (Call 05/21/27)	997	913,571
4.50%, 05/15/25 (Call 04/15/25)	500	487,950
4.65%, 05/15/27 (Call 03/15/27)	303	286,693

Security	Par (000)	Value

Software (continued)
4.70%, 05/15/30 (Call 02/15/30)	$976	$874,350
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	255	235,304
3.70%, 04/01/29 (Call 02/01/29)	295	262,898
3.80%, 04/01/32 (Call 01/01/32)(c)	400	342,140
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	480	404,280

		116,015,261

Sovereign Debt Securities — 0.0%
AVI Funding Co.Ltd., 3.80%, 09/16/25(d)	200	192,514
State Agency of Roads of Ukraine, 6.25%, 06/24/30(d)	400	51,825

		244,339

Storage & Warehousing — 0.0%
GLP China Holdings Ltd.
2.95%, 03/29/26(d)	400	224,876
4.97%, 02/26/24(d)	400	264,036

		488,912

Telecommunications — 1.4%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(b)(c)	755	487,836
10.50%, 05/15/27 (Call 11/14/22)(b)	969	754,512
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	1,465	1,116,711
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(b)	335	255,773
5.13%, 07/15/29 (Call 04/15/24)(b)	1,695	1,277,725
5.50%, 01/15/28 (Call 12/01/22)(b)	630	499,855
8.13%, 02/01/27 (Call 11/14/22)(b)	1,089	997,513
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	497	409,836
3.63%, 04/22/29 (Call 01/22/29)	1,235	1,091,122
4.38%, 07/16/42	524	411,062
4.38%, 04/22/49 (Call 10/22/48)(c)	765	598,612
4.70%, 07/21/32 (Call 04/21/32)	50	45,940
5.38%, 04/04/32 (Call 01/04/32)(d)	45	38,216
6.13%, 11/15/37	632	608,464
6.13%, 03/30/40	1,408	1,351,229
6.38%, 03/01/35	738	744,052
AT&T Inc.
0.90%, 03/25/24 (Call 11/14/22)	868	819,948
1.65%, 02/01/28 (Call 12/01/27)	1,541	1,271,402
1.70%, 03/25/26 (Call 03/25/23)	1,973	1,740,127
2.25%, 02/01/32 (Call 11/01/31)	1,707	1,283,903
2.30%, 06/01/27 (Call 04/01/27)	1,781	1,554,332
2.55%, 12/01/33 (Call 09/01/33)	2,915	2,150,483
2.75%, 06/01/31 (Call 03/01/31)	1,626	1,301,044
2.95%, 07/15/26 (Call 04/15/26)	495	452,544
3.30%, 02/01/52 (Call 08/01/51)	595	375,725
3.50%, 06/01/41 (Call 12/01/40)	2,309	1,631,493
3.50%, 09/15/53 (Call 03/15/53)	4,637	2,980,478
3.50%, 02/01/61 (Call 08/01/60)	245	150,227
3.55%, 09/15/55 (Call 03/15/55)	4,982	3,153,307
3.65%, 06/01/51 (Call 12/01/50)	1,759	1,172,356
3.65%, 09/15/59 (Call 03/15/59)	4,009	2,539,140
3.80%, 02/15/27 (Call 11/15/26)	107	100,152
3.80%, 12/01/57 (Call 06/01/57)	3,556	2,342,871
3.85%, 06/01/60 (Call 12/01/59)	940	621,020
3.88%, 01/15/26 (Call 10/15/25)	240	230,345
4.10%, 02/15/28 (Call 11/15/27)	715	668,754
4.25%, 03/01/27 (Call 12/01/26)	520	497,323
4.30%, 02/15/30 (Call 11/15/29)	2,072	1,891,384

128	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 12/15/42 (Call 06/15/42)	$460	$356,735
4.35%, 03/01/29 (Call 12/01/28)	1,848	1,715,535
4.35%, 06/15/45 (Call 12/15/44)	470	360,217
4.50%, 05/15/35 (Call 11/15/34)	2,161	1,865,656
4.50%, 03/09/48 (Call 09/09/47)	835	644,779
4.55%, 03/09/49 (Call 09/09/48)	605	469,456
4.65%, 06/01/44 (Call 12/01/43)	379	302,605
4.75%, 05/15/46 (Call 11/15/45)	990	808,820
4.80%, 06/15/44 (Call 12/15/43)	92	74,678
4.85%, 03/01/39 (Call 09/01/38)	1,011	865,497
4.85%, 07/15/45 (Call 01/15/45)	501	408,059
4.90%, 08/15/37 (Call 02/14/37)	745	651,793
5.15%, 03/15/42	651	560,810
5.15%, 11/15/46 (Call 05/15/46)	475	403,294
5.15%, 02/15/50 (Call 08/14/49)	511	434,616
5.25%, 03/01/37 (Call 09/01/36)	180	165,056
5.35%, 09/01/40	200	177,696
5.45%, 03/01/47 (Call 09/01/46)	267	238,615
5.55%, 08/15/41	241	219,247
5.65%, 02/15/47 (Call 08/15/46)	450	414,806
5.70%, 03/01/57 (Call 09/01/56)	342	312,198
6.00%, 08/15/40 (Call 05/15/40)	355	339,238
6.30%, 01/15/38(c)	10	9,999
6.38%, 03/01/41	449	445,758
6.55%, 02/15/39	495	503,841
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	645	272,887
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(d)	1,000	782,520
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(d)	600	351,594
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	205	127,383
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	210	141,950
4.30%, 07/29/49 (Call 01/29/49)	744	568,617
4.46%, 04/01/48 (Call 10/01/47)	581	461,337
Series US-3, 0.75%, 03/17/24	205	193,079
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	461	311,899
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	615	463,077
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(d)	600	594,144
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(d)	1,100	854,249
4.38%, 06/10/25(d)	500	476,665
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	1,210	966,633
4.25%, 11/08/49 (Call 05/08/49)(b)	677	467,292
4.25%, 11/23/81 (Call 11/23/26)(a)(b)	300	251,436
4.50%, 12/04/23 (Call 11/04/23)	758	748,108
4.88%, 11/23/81 (Call 08/23/31)(a)(b)	332	264,229
5.13%, 12/04/28 (Call 09/04/28)	735	674,487
9.63%, 12/15/30	1,427	1,627,722
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 11/11/22)(b)	775	671,274
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)(c)	230	193,255
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	980	906,304
2.95%, 02/28/26	458	432,357
3.50%, 06/15/25	290	281,709
3.63%, 03/04/24	640	630,394
5.50%, 01/15/40	1,224	1,201,870
5.90%, 02/15/39	985	1,006,749

Security	Par (000)	Value

Telecommunications (continued)
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(d)	$250	$175,340
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)(c)	880	745,017
6.00%, 03/01/26 (Call 12/01/22)(b)	979	946,732
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	475	402,795
8.25%, 03/01/27 (Call 12/01/22)(b)	620	551,645
CommScope Technologies LLC
5.00%, 03/15/27 (Call 11/14/22)(b)(c)	470	381,142
6.00%, 06/15/25 (Call 11/14/22)(b)	814	766,210
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 12/01/22)(b)	1,340	1,259,091
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	275	213,172
6.50%, 10/01/28 (Call 10/01/23)(b)	435	357,374
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	212	144,955
4.38%, 11/15/57 (Call 05/15/57)	758	548,314
4.70%, 03/15/37	406	350,816
4.75%, 03/15/42	724	600,869
5.35%, 11/15/48 (Call 05/15/48)	115	99,965
5.45%, 11/15/79 (Call 05/19/79)	475	381,487
5.75%, 08/15/40	378	356,499
5.85%, 11/15/68 (Call 05/15/68)	372	316,866
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(d)	400	320,072
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	1,020	675,862
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(b)	1,228	1,137,398
4.38%, 06/21/28 (Call 03/21/28)(b)	645	605,487
4.75%, 06/21/38 (Call 12/21/37)(b)	600	509,634
4.88%, 03/06/42(b)	460	377,669
8.75%, 06/15/30	1,900	2,176,355
9.25%, 06/01/32	414	500,480
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.75%, 05/25/24(d)	400	342,076
8.75%, 05/25/24 (Call 11/15/22)(d)	400	341,516
Embarq Corp., 8.00%, 06/01/36	1,010	408,737
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(d)	400	389,088
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(d)	400	292,584
4.75%, 08/01/26 (Call 05/03/26)(d)	600	562,272
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	1,028	899,366
5.88%, 10/15/27 (Call 10/15/23)(b)	760	704,953
5.88%, 11/01/29 (Call 11/01/24)	530	416,601
6.00%, 01/15/30 (Call 10/15/24)(b)	665	519,518
6.75%, 05/01/29 (Call 05/01/24)(b)(c)	650	535,789
8.75%, 05/15/30 (Call 05/15/25)(b)	320	326,710
Frontier Florida LLC, Series E, 6.86%, 02/01/28	195	181,543
Frontier North Inc., Series G, 6.73%, 02/15/28	520	487,084
Globe Telecom Inc., 4.20%, (Call 08/02/26)(a)(d)(e)	400	338,068
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(d)	420	401,785
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	600	548,610
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	400	340,572
HKT Capital No. 6 Ltd., 3.00%, 01/18/32 (Call 10/18/31)(d)	400	314,888

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Hughes Satellite Systems Corp.
5.25%, 08/01/26	$418	$398,952
6.63%, 08/01/26	520	489,887
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(b)	715	662,733
7.00%, 10/15/28 (Call 10/15/24)(b)	560	506,542
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	1,915	1,760,287
Intrado Corp., 8.50%, 10/15/25 (Call 12/01/22)(b)(c)	420	367,235
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	693	604,968
2.00%, 12/10/30 (Call 09/10/30)	450	325,976
3.75%, 08/15/29 (Call 05/15/29)	622	533,297
5.95%, 03/15/41	424	362,062
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/30/22)(d)	200	178,418
Koninklijke KPN NV, 8.38%, 10/01/30	170	185,490
KT Corp.
1.00%, 09/01/25(d)	400	353,200
2.50%, 07/18/26(b)(c)	475	428,806
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	1,200	1,034,460
3.63%, 01/15/29 (Call 01/15/24)(b)	550	419,667
3.75%, 07/15/29 (Call 01/15/24)(b)	550	419,150
3.88%, 11/15/29 (Call 08/15/29)(b)	555	456,315
4.25%, 07/01/28 (Call 07/01/23)(b)	725	597,494
4.63%, 09/15/27 (Call 12/01/22)(b)	589	512,483
Ligado Networks LLC
15.50%, 11/01/23, (15.50% PIK)(b)(g)	1,794	607,603
17.50%, 05/01/24, (17.50% PIK)(b)(g)	323	76,011
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(d)	400	279,876
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	633	368,855
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	820	697,943
4.50%, 01/15/29 (Call 01/15/24)(b)	630	444,994
5.13%, 12/15/26 (Call 12/15/22)(b)(c)	795	680,687
5.38%, 06/15/29 (Call 06/15/24)(b)(c)	290	212,860
5.63%, 04/01/25 (Call 01/01/25)	304	292,287
Series P, 7.60%, 09/15/39	355	245,305
Series U, 7.65%, 03/15/42	325	218,059
Maxar Technologies Inc.
7.54%, 12/31/27 (Call 06/25/24)(b)	90	83,876
7.75%, 06/15/27 (Call 06/15/24)(b)	285	280,594
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(d)	600	453,252
6.25%, 03/25/29 (Call 03/25/24)(d)	360	314,982
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	842	629,867
2.75%, 05/24/31 (Call 02/24/31)	670	512,034
4.00%, 09/01/24	59	57,537
4.60%, 02/23/28 (Call 11/23/27)	476	446,455
4.60%, 05/23/29 (Call 02/23/29)	655	602,010
5.50%, 09/01/44	288	238,285
5.60%, 06/01/32 (Call 03/01/32)	450	423,720
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(d)	600	572,250
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(b)	208	190,143
1.45%, 05/05/26 (Call 04/05/26)(b)	405	352,565
2.63%, 05/05/31 (Call 02/05/31)(b)	1,298	1,009,026
Network i2i Ltd., 3.98%, (d)(e)	400	316,796

Security	Par (000)	Value

Telecommunications (continued)
Nokia OYJ
4.38%, 06/12/27(c)	$416	$382,787
6.63%, 05/15/39	350	319,330
NTT Finance Corp.
0.58%, 03/01/24(b)	1,470	1,383,138
1.16%, 04/03/26 (Call 03/03/26)(b)	2,665	2,312,420
1.59%, 04/03/28 (Call 02/03/28)(b)	1,567	1,286,084
2.07%, 04/03/31 (Call 01/03/31)(b)	1,320	1,015,529
4.14%, 07/26/24(b)	200	196,384
4.24%, 07/25/25(b)	350	340,893
4.37%, 07/27/27 (Call 06/27/27)(b)	210	201,913
Ooredoo International Finance Ltd.
2.63%, 04/08/31(d)	600	494,490
3.75%, 06/22/26(d)	400	376,896
3.88%, 01/31/28(b)	400	372,236
4.50%, 01/31/43(b)	400	355,044
Orange SA
5.38%, 01/13/42	750	683,872
5.50%, 02/06/44 (Call 08/06/43)	749	692,720
9.00%, 03/01/31	1,296	1,547,618
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(d)	250	245,298
PLDT Inc., 3.45%, 06/23/50 (Call 03/23/50)(d)	400	262,300
Qwest Corp., 7.25%, 09/15/25	190	191,978
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	420	376,417
2.95%, 03/15/25 (Call 03/15/23)(b)	705	666,049
3.20%, 03/15/27 (Call 02/15/27)(b)	635	576,307
3.63%, 12/15/25 (Call 09/15/25)	910	851,423
3.70%, 11/15/49 (Call 05/15/49)(c)	736	481,300
3.80%, 03/15/32 (Call 12/15/31)(b)	865	735,769
4.30%, 02/15/48 (Call 08/15/47)	605	438,885
4.35%, 05/01/49 (Call 11/01/48)	868	632,043
4.50%, 03/15/42 (Call 09/15/41)(b)	415	327,875
4.50%, 03/15/43 (Call 09/15/42)	472	360,650
4.55%, 03/15/52 (Call 09/15/51)(b)	1,125	868,871
5.00%, 03/15/44 (Call 09/15/43)	809	652,192
5.25%, 03/15/82 (Call 03/15/27)(a)(b)	245	213,775
5.45%, 10/01/43 (Call 04/01/43)	520	446,155
7.50%, 08/15/38	405	439,036
Saudi Telecom Co., 3.89%, 05/13/29(d)	800	728,920
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b).	629	461,114
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(d)	600	475,920
2.38%, 08/28/29 (Call 05/28/29)(d)	800	675,408
3.25%, 06/30/25(d)	400	381,012
3.88%, 08/28/28 (Call 05/28/28)(d)	400	374,916
Sprint Capital Corp.
6.88%, 11/15/28	1,685	1,738,482
8.75%, 03/15/32	1,305	1,531,000
Sprint Corp.
7.13%, 06/15/24	1,615	1,640,242
7.63%, 02/15/25 (Call 11/15/24)	1,025	1,058,364
7.63%, 03/01/26 (Call 11/01/25)	1,085	1,130,483
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25 (Call 03/20/24)(b)	641	630,926
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)	410	414,104
4.13%, 06/15/29 (Call 06/15/24)(b)	399	400,389

130	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telecom Italia Capital SA
6.00%, 09/30/34	$660	$481,061
6.38%, 11/15/33	741	568,932
7.20%, 07/18/36	790	619,984
7.72%, 06/04/38	618	490,241
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	885	833,431
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 11/10/22)(d)	400	361,868
Telefonica Emisiones SA
4.10%, 03/08/27	942	862,947
4.67%, 03/06/38	900	681,228
4.90%, 03/06/48	726	520,201
5.21%, 03/08/47	1,691	1,272,427
5.52%, 03/01/49 (Call 09/01/48)	856	674,040
7.05%, 06/20/36	1,325	1,293,041
Telefonica Europe BV, 8.25%, 09/15/30	1,141	1,238,008
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(d)	350	263,921
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	255	118,068
5.63%, 12/06/26 (Call 12/06/23)(b)(c)	260	123,469
6.50%, 10/15/27(b)	340	118,789
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	535	510,936
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	330	297,320
3.40%, 05/13/32 (Call 02/13/32)	400	328,248
3.70%, 09/15/27 (Call 06/15/27)	397	367,809
4.30%, 06/15/49 (Call 12/15/48)	273	206,956
4.60%, 11/16/48 (Call 05/16/48)	763	609,645
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	465	408,442
2.05%, 02/15/28 (Call 12/15/27)	1,015	841,780
2.25%, 02/15/26 (Call 02/15/23)	1,335	1,199,244
2.25%, 11/15/31 (Call 08/15/31)	1,030	779,967
2.40%, 03/15/29 (Call 01/15/29)	148	120,926
2.55%, 02/15/31 (Call 11/15/30)	2,069	1,635,627
2.63%, 04/15/26 (Call 04/15/23)	675	609,491
2.63%, 02/15/29 (Call 02/15/24)	635	526,961
2.70%, 03/15/32 (Call 12/15/31)	335	262,138
2.88%, 02/15/31 (Call 02/15/26)	825	664,488
3.00%, 02/15/41 (Call 08/15/40)	1,380	926,656
3.30%, 02/15/51 (Call 08/15/50)	1,587	1,015,870
3.38%, 04/15/29 (Call 04/15/24)	1,325	1,146,827
3.40%, 10/15/52 (Call 04/15/52)	1,625	1,052,269
3.50%, 04/15/25 (Call 03/15/25)	2,093	1,996,241
3.50%, 04/15/31 (Call 04/15/26)	1,535	1,298,917
3.60%, 11/15/60 (Call 05/15/60)	1,735	1,114,425
3.75%, 04/15/27 (Call 02/15/27)	1,997	1,843,291
3.88%, 04/15/30 (Call 01/15/30)	3,937	3,483,694
4.38%, 04/15/40 (Call 10/15/39)	1,403	1,143,571
4.50%, 04/15/50 (Call 10/15/49)	1,841	1,461,349
4.75%, 02/01/28 (Call 02/01/23)	1,046	992,236
5.20%, 01/15/33 (Call 10/15/32)	350	335,118
5.38%, 04/15/27 (Call 11/14/22)	360	356,796
5.65%, 01/15/53 (Call 07/15/52)	400	369,144
5.80%, 09/15/62 (Call 03/15/62)	310	284,385
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/28 (Call 09/30/25)(d)	400	277,976
7.50%, 11/12/25(d)	400	340,048
Tower Bersama Infrastructure, 2.80%, 05/02/27 (Call 11/02/26)(d)	200	162,122

Security	Par (000)	Value

Telecommunications (continued)
Tower Bersama Infrastructure Tbk PT
2.75%, 01/20/26 (Call 12/20/25)(d)	$200	$169,546
4.25%, 01/21/25 (Call 01/21/23)(d)	200	186,532
Turk Telekomunikasyon AS
4.88%, 06/19/24(d)	400	352,424
6.88%, 02/28/25(d)	200	174,306
Turkcell Iletisim Hizmetleri AS, 5.80%, 04/11/28 (Call 01/11/28)(d)	600	478,206
U.S. Cellular Corp., 6.70%, 12/15/33	393	373,519
Verizon Communications Inc.
0.75%, 03/22/24	515	486,325
0.85%, 11/20/25 (Call 10/20/25)	1,197	1,052,761
1.45%, 03/20/26 (Call 02/20/26)	1,143	1,007,200
1.50%, 09/18/30 (Call 06/18/30)	440	326,924
1.68%, 10/30/30 (Call 07/30/30)	1,066	793,434
1.75%, 01/20/31 (Call 10/20/30)	2,365	1,758,377
2.10%, 03/22/28 (Call 01/22/28)	1,732	1,455,937
2.36%, 03/15/32 (Call 12/15/31)	3,072	2,326,088
2.55%, 03/21/31 (Call 12/21/30)	2,742	2,166,043
2.63%, 08/15/26	956	869,606
2.65%, 11/20/40 (Call 05/20/40)	1,780	1,129,802
2.85%, 09/03/41 (Call 03/03/41)	680	443,714
2.88%, 11/20/50 (Call 05/20/50)	2,303	1,358,724
2.99%, 10/30/56 (Call 04/30/56)	2,223	1,278,959
3.00%, 03/22/27 (Call 01/22/27)	455	412,835
3.00%, 11/20/60 (Call 05/20/60)	1,575	880,645
3.15%, 03/22/30 (Call 12/22/29)	1,312	1,112,077
3.38%, 02/15/25	812	783,978
3.40%, 03/22/41 (Call 09/22/40)	2,358	1,672,364
3.50%, 11/01/24 (Call 08/01/24)	596	578,758
3.55%, 03/22/51 (Call 09/22/50)	2,465	1,663,752
3.70%, 03/22/61 (Call 09/22/60)	2,108	1,376,355
3.85%, 11/01/42 (Call 05/01/42)	1,095	814,581
3.88%, 02/08/29 (Call 11/08/28)	925	840,446
3.88%, 03/01/52 (Call 09/01/51)	610	432,136
4.00%, 03/22/50 (Call 09/22/49)	1,360	995,846
4.02%, 12/03/29 (Call 09/03/29)	1,963	1,773,472
4.13%, 03/16/27	2,142	2,038,970
4.13%, 08/15/46	733	552,858
4.27%, 01/15/36	1,234	1,037,880
4.33%, 09/21/28	1,972	1,850,860
4.40%, 11/01/34 (Call 05/01/34)	1,304	1,130,855
4.50%, 08/10/33	1,482	1,323,784
4.52%, 09/15/48	269	216,198
4.67%, 03/15/55	35	28,124
4.75%, 11/01/41	505	427,745
4.81%, 03/15/39	1,033	892,150
4.86%, 08/21/46	1,667	1,391,778
5.01%, 04/15/49	275	237,479
5.01%, 08/21/54	35	29,893
5.25%, 03/16/37	285	264,489
5.50%, 03/16/47	575	526,459
5.85%, 09/15/35	100	96,713
6.40%, 09/15/33	175	179,898
6.55%, 09/15/43	300	309,465
7.75%, 12/01/30	45	50,165
ViaSat Inc.
5.63%, 09/15/25 (Call 11/14/22)(b)	480	442,406
5.63%, 04/15/27 (Call 11/14/22)(b)	445	411,318
6.50%, 07/15/28 (Call 07/15/23)(b)	295	246,744

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	$240	$198,814
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	885	712,443
4.75%, 07/15/31 (Call 07/15/26)(b)	980	795,378
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	300	238,518
3.75%, 01/16/24	5	4,938
4.13%, 05/30/25	1,131	1,101,718
4.13%, 06/04/81 (Call 03/04/31)(a)	650	460,928
4.25%, 09/17/50	1,007	710,076
4.38%, 05/30/28	1,885	1,773,898
4.38%, 02/19/43	577	431,175
4.88%, 06/19/49	903	698,805
5.00%, 05/30/38	984	835,042
5.13%, 06/19/59	1,100	855,184
5.13%, 06/04/81 (Call 12/04/50)(a)(c)	595	402,446
5.25%, 05/30/48	1,923	1,567,822
6.15%, 02/27/37	981	926,201
6.25%, 11/30/32	300	296,088
7.00%, 04/04/79 (Call 01/04/29)(a)	1,320	1,259,306
7.88%, 02/15/30	290	314,818
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)(c)	871	753,964
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(d)	400	251,184
3.38%, 04/29/30(d)	800	558,304
4.10%, 07/14/51 (Call 01/14/51)(d)	400	195,148
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 12/01/22)(b)	910	702,838
6.13%, 03/01/28 (Call 03/01/23)(b)	705	468,705

		246,334,510

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25(d)	200	155,676

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	929	883,024
3.50%, 09/15/27 (Call 06/15/27)	589	528,528
3.55%, 11/19/26 (Call 09/19/26)	765	701,260
3.90%, 11/19/29 (Call 08/19/29)	461	398,544
5.10%, 05/15/44 (Call 11/15/43)	305	238,287
6.35%, 03/15/40(c)	355	326,224
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(b)	382	349,866
3.75%, 04/01/29 (Call 04/01/24)(b)	380	328,833
5.45%, 11/01/41 (Call 05/01/41)(c)	210	165,100
5.88%, 12/15/27 (Call 12/15/22)(b)(c)	365	354,849
6.20%, 10/01/40	183	155,828

		4,430,343

Transportation — 0.6%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	345	331,152
4.50%, 06/20/29 (Call 03/20/29)(b)	465	424,075
AVIC International Finance & Investment Ltd., 3.30%, 09/23/30 (Call 06/23/30)(d)	400	306,156
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	110	68,888
3.00%, 04/01/25 (Call 01/01/25)	290	277,391
3.05%, 02/15/51 (Call 08/15/50)	295	192,060

Security	Par (000)	Value

Transportation (continued)
3.25%, 06/15/27 (Call 03/15/27)	$791	$733,257
3.30%, 09/15/51 (Call 03/15/51)	745	509,073
3.40%, 09/01/24 (Call 06/01/24)	327	317,291
3.55%, 02/15/50 (Call 08/15/49)	408	293,499
3.65%, 09/01/25 (Call 06/01/25)	230	221,320
3.75%, 04/01/24 (Call 01/01/24)	200	196,500
3.90%, 08/01/46 (Call 02/01/46)	487	374,303
4.05%, 06/15/48 (Call 12/15/47)	686	538,819
4.13%, 06/15/47 (Call 12/15/46)	283	225,548
4.15%, 04/01/45 (Call 10/01/44)	820	655,959
4.15%, 12/15/48 (Call 06/15/48)	288	229,951
4.38%, 09/01/42 (Call 03/01/42)	780	652,072
4.40%, 03/15/42 (Call 09/15/41)	115	96,538
4.45%, 03/15/43 (Call 09/15/42)	635	537,223
4.45%, 01/15/53 (Call 07/15/52)	750	629,715
4.55%, 09/01/44 (Call 03/01/44)	323	274,334
4.70%, 09/01/45 (Call 03/01/45)	636	545,847
4.90%, 04/01/44 (Call 10/01/43)	615	550,179
4.95%, 09/15/41 (Call 03/15/41)	155	140,377
5.05%, 03/01/41 (Call 09/01/40)	388	355,652
5.15%, 09/01/43 (Call 03/01/43)	270	249,745
5.40%, 06/01/41 (Call 12/01/40)	285	271,514
5.75%, 05/01/40 (Call 11/01/39)	520	514,322
6.15%, 05/01/37	225	235,129
6.20%, 08/15/36	183	192,128
7.00%, 12/15/25	105	110,919
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	770	445,283
2.75%, 03/01/26 (Call 12/01/25)	510	471,265
2.95%, 11/21/24 (Call 08/21/24)	421	402,425
3.20%, 08/02/46 (Call 02/02/46)	408	277,554
3.65%, 02/03/48 (Call 08/03/47)	704	523,318
3.85%, 08/05/32 (Call 05/05/32)	480	433,522
4.40%, 08/05/52 (Call 02/05/52)	205	170,599
4.45%, 01/20/49 (Call 07/20/48)	315	264,370
6.20%, 06/01/36	200	208,316
6.25%, 08/01/34	41	43,162
6.38%, 11/15/37	20	21,012
6.90%, 07/15/28	318	342,263
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	645	561,027
2.05%, 03/05/30 (Call 12/05/29)	245	194,305
2.45%, 12/02/31 (Call 09/02/31)	690	547,605
2.90%, 02/01/25 (Call 11/01/24)	1,113	1,058,162
3.00%, 12/02/41 (Call 06/02/41)	245	169,484
3.10%, 12/02/51 (Call 06/02/51)	525	333,832
4.00%, 06/01/28 (Call 03/01/28)	480	448,517
4.80%, 09/15/35 (Call 03/15/35)	285	255,956
4.80%, 08/01/45 (Call 02/01/45)	357	304,407
5.95%, 05/15/37	555	551,814
6.13%, 09/15/2115 (Call 03/15/15)	528	480,227
7.13%, 10/15/31	373	402,672
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	385	343,817
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(b)	205	152,231
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	365	333,763
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(d)(e)	1,200	1,148,868
CSX Corp. 2.40%, 02/15/30 (Call 11/15/29)	332	272,137

132	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.50%, 05/15/51 (Call 11/15/50)(c)	$650	$368,790
2.60%, 11/01/26 (Call 08/01/26)	405	367,497
3.25%, 06/01/27 (Call 03/01/27)	1,169	1,071,856
3.35%, 11/01/25 (Call 08/01/25)	230	218,127
3.35%, 09/15/49 (Call 03/15/49)	278	188,200
3.40%, 08/01/24 (Call 05/01/24)	1,146	1,113,866
3.80%, 03/01/28 (Call 12/01/27)	1,047	977,113
3.80%, 11/01/46 (Call 05/01/46)	668	491,828
3.80%, 04/15/50 (Call 10/15/49)	225	163,357
3.95%, 05/01/50 (Call 11/01/49)	475	354,478
4.10%, 11/15/32 (Call 08/15/32)	270	243,300
4.10%, 03/15/44 (Call 09/15/43)	475	374,252
4.25%, 03/15/29 (Call 12/15/28)	600	562,296
4.25%, 11/01/66 (Call 05/01/66)	405	291,843
4.30%, 03/01/48 (Call 09/01/47)	651	521,145
4.40%, 03/01/43 (Call 09/01/42)	303	247,542
4.50%, 03/15/49 (Call 09/15/48)	680	554,309
4.50%, 11/15/52 (Call 05/15/52)	270	220,730
4.50%, 08/01/54 (Call 02/01/54)	250	199,820
4.65%, 03/01/68 (Call 09/01/67)	517	400,603
4.75%, 05/30/42 (Call 11/30/41)	434	373,218
4.75%, 11/15/48 (Call 05/15/48)	328	278,895
5.50%, 04/15/41 (Call 10/15/40)	80	76,075
6.00%, 10/01/36	145	145,405
6.15%, 05/01/37	432	442,092
6.22%, 04/30/40	330	338,204
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)	305	282,534
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(d)	400	221,400
3.83%, 09/14/61 (Call 03/14/61)(d)	200	130,148
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(d)	200	173,118
3.69%, 09/13/61 (Call 03/13/61)(d)	400	233,412
4.70%, 05/07/50 (Call 11/07/49)(d)	400	297,360
5.00%, 01/25/47 (Call 07/25/46)(d)	600	457,668
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(d)	200	149,206
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	380	295,093
3.10%, 08/05/29 (Call 05/05/29)	585	499,643
3.25%, 04/01/26 (Call 01/01/26)	1,000	942,100
3.25%, 05/15/41 (Call 11/15/40)	740	494,239
3.40%, 02/15/28 (Call 11/15/27)	305	275,583
3.88%, 08/01/42	180	129,523
3.90%, 02/01/35	774	631,243
4.05%, 02/15/48 (Call 08/15/47)	863	609,986
4.10%, 04/15/43	360	261,360
4.10%, 02/01/45	260	187,434
4.20%, 10/17/28 (Call 07/17/28)	340	313,715
4.25%, 05/15/30 (Call 02/15/30)	432	389,668
4.40%, 01/15/47 (Call 07/15/46)	630	469,274
4.55%, 04/01/46 (Call 10/01/45)	694	531,979
4.75%, 11/15/45 (Call 05/15/45)	593	468,861
4.90%, 01/15/34	441	401,619
4.95%, 10/17/48 (Call 04/17/48)	355	287,923
5.10%, 01/15/44	656	543,909
5.25%, 05/15/50 (Call 11/15/49)(c)	876	742,848
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	165	131,422
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	470	382,448

Security	Par (000)	Value

Transportation (continued)
Guangzhou Metro Investment Finance BVI Ltd.
1.51%, 09/17/25(d)	$600	$534,414
2.31%, 09/17/30	200	150,416
Henan Railway Construction & Investment Group Co. Ltd., 2.20%, 01/26/25(d)	200	184,216
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(d)	400	299,892
3.25%, 02/13/30(c)(d)	600	480,282
3.57%, 01/21/32(d)	200	156,148
3.73%, 03/29/24(d)	300	291,495
3.84%, 12/13/27(d)	600	535,926
3.95%, 02/13/50(d)	200	128,148
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	1,320	1,265,444
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	648	545,396
3.50%, 05/01/50 (Call 11/01/49)	345	229,411
4.20%, 11/15/69 (Call 05/15/69)	489	335,909
4.30%, 05/15/43 (Call 11/15/42)	113	88,158
4.70%, 05/01/48 (Call 11/01/47)	390	319,437
4.95%, 08/15/45 (Call 02/15/45)	505	427,225
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(d)	400	391,916
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	406	358,705
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(d)	185	152,605
5.88%, 07/05/34(d)	331	309,713
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(d)	200	189,510
3.75%, 04/06/27 (Call 03/06/27)(d)	400	357,768
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	510	467,063
MTR Corp. Ltd., 1.63%, 08/19/30(d)	693	537,830
MV24 Capital BV, 6.75%, 06/01/34(d)	534	441,680
Navios South American Logistics Inc./Navios Logistics
Finance U.S. Inc., 10.75%, 07/01/25 (Call 11/30/22)(d)	200	185,068
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	987	785,336
2.55%, 11/01/29 (Call 08/01/29)	1,020	850,303
2.90%, 06/15/26 (Call 03/15/26)	549	507,111
2.90%, 08/25/51 (Call 02/25/51)	100	60,320
3.00%, 03/15/32 (Call 12/15/31)(c)	660	546,902
3.05%, 05/15/50 (Call 11/15/49)	529	334,598
3.15%, 06/01/27 (Call 03/01/27)	480	437,990
3.16%, 05/15/55 (Call 11/15/54)	687	421,674
3.40%, 11/01/49 (Call 05/01/49)	245	165,123
3.65%, 08/01/25 (Call 06/01/25)	88	84,368
3.70%, 03/15/53 (Call 09/15/52)	375	262,219
3.80%, 08/01/28 (Call 05/01/28)	588	544,288
3.85%, 01/15/24 (Call 10/15/23)	355	349,735
3.94%, 11/01/47 (Call 05/01/47)	263	197,605
3.95%, 10/01/42 (Call 04/01/42)	140	108,048
4.05%, 08/15/52 (Call 02/15/52)	313	233,238
4.10%, 05/15/49 (Call 11/15/48)	453	344,901
4.10%, 05/15/2121 (Call 11/15/20)	465	299,985
4.15%, 02/28/48 (Call 08/28/47)	570	439,117
4.45%, 06/15/45 (Call 12/15/44)	295	238,971
4.55%, 06/01/53 (Call 12/01/52)	280	227,584
4.65%, 01/15/46 (Call 07/15/45)	598	501,770
4.84%, 10/01/41	290	253,698
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(d)	420	366,337

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(d)	$600	$571,908
4.88%, 10/01/24(d)	200	194,316
Polar Tankers Inc., 5.95%, 05/10/37(b)	40	39,680
Rumo Luxembourg Sarl
4.20%, 01/18/32(d)	400	304,008
5.25%, 01/10/28 (Call 01/10/24)(d)	200	178,404
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	570	495,712
2.50%, 09/01/24 (Call 08/01/24)	764	722,186
2.85%, 03/01/27 (Call 02/01/27)	130	115,479
2.90%, 12/01/26 (Call 10/01/26)	433	387,015
3.35%, 09/01/25 (Call 08/01/25)	420	394,120
3.65%, 03/18/24 (Call 02/18/24)	885	863,999
3.88%, 12/01/23 (Call 11/01/23)	165	162,411
4.30%, 06/15/27 (Call 05/15/27)	430	401,267
4.63%, 06/01/25 (Call 05/01/25)	740	718,111
Seaspan Corp.
5.50%, 08/01/29 (Call 08/01/24)(b)	500	386,610
6.50%, 04/29/26 (Call 04/29/25)(b)(d)	200	193,344
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	600	464,958
SF Holding Investment Ltd.
2.38%, 11/17/26(d)	600	530,598
2.88%, 02/20/30(d)	600	475,734
Simpar Europe SA, 5.20%, 01/26/31 (Call 01/26/26)(d)	400	289,764
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(b)	255	209,577
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(d)	400	72,000
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	803	715,104
2.38%, 05/20/31 (Call 02/20/31)	670	542,834
2.40%, 02/05/30 (Call 11/05/29)	762	633,915
2.75%, 03/01/26 (Call 12/01/25)	388	361,298
2.80%, 02/14/32 (Call 12/15/31)	745	617,262
2.89%, 04/06/36 (Call 01/06/36)	200	152,094
2.95%, 03/10/52 (Call 09/10/51)	385	243,439
2.97%, 09/16/62 (Call 03/16/62)	544	318,294
3.00%, 04/15/27 (Call 01/15/27)	180	165,110
3.15%, 03/01/24 (Call 02/01/24)	758	740,361
3.20%, 05/20/41 (Call 11/20/40)	337	246,549
3.25%, 01/15/25 (Call 10/15/24)	120	115,745
3.25%, 08/15/25 (Call 05/15/25)	580	554,051
3.25%, 02/05/50 (Call 08/05/49)	1,006	687,360
3.35%, 08/15/46 (Call 02/15/46)	115	79,270
3.38%, 02/01/35 (Call 08/01/34)	400	321,380
3.38%, 02/14/42 (Call 08/14/41)	325	242,427
3.50%, 02/14/53 (Call 08/14/52)	595	416,244
3.55%, 08/15/39 (Call 02/15/39)	365	284,320
3.55%, 05/20/61 (Call 11/20/60)	170	113,329
3.60%, 09/15/37 (Call 03/15/37)	603	484,456
3.65%, 02/15/24 (Call 11/15/23)	670	658,731
3.70%, 03/01/29 (Call 12/01/28)	569	523,247
3.75%, 03/15/24 (Call 12/15/23)	570	560,584
3.75%, 07/15/25 (Call 05/15/25)	336	325,792
3.75%, 02/05/70 (Call 08/05/69)	963	642,311
3.80%, 10/01/51 (Call 04/01/51)	445	333,812
3.80%, 04/06/71 (Call 10/06/70)	274	185,805
3.84%, 03/20/60 (Call 09/20/59)	1,420	1,011,750
3.85%, 02/14/72 (Call 08/14/71)	270	184,216
3.88%, 02/01/55 (Call 08/01/54)	276	203,500

Security	Par (000)	Value

Transportation (continued)
3.95%, 09/10/28 (Call 06/10/28)	$801	$754,045
3.95%, 08/15/59 (Call 02/15/59)	420	305,760
4.00%, 04/15/47 (Call 10/15/46)	1,295	997,228
4.05%, 11/15/45 (Call 05/15/45)	305	229,927
4.05%, 03/01/46 (Call 09/01/45)	140	108,975
4.10%, 09/15/67 (Call 03/15/67)	204	147,792
4.30%, 03/01/49 (Call 09/01/48)	175	140,774
4.50%, 01/20/33 (Call 10/20/32)	500	471,460
4.50%, 09/10/48 (Call 03/10/48)	673	556,389
4.95%, 09/09/52 (Call 03/09/52)	150	135,323
5.15%, 01/20/63 (Call 07/20/62)	300	268,548
6.63%, 02/01/29	240	257,172
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	1,215	1,158,758
2.40%, 11/15/26 (Call 08/15/26)	463	420,557
2.50%, 09/01/29 (Call 06/01/29)	572	486,435
2.80%, 11/15/24 (Call 09/15/24)	292	279,917
3.05%, 11/15/27 (Call 08/15/27)	1,107	1,017,521
3.40%, 03/15/29 (Call 12/15/28)	485	441,922
3.40%, 11/15/46 (Call 05/15/46)	435	311,421
3.40%, 09/01/49 (Call 03/01/49)	79	57,035
3.63%, 10/01/42	80	62,527
3.75%, 11/15/47 (Call 05/15/47)	364	282,486
3.90%, 04/01/25 (Call 03/01/25)	679	664,483
4.25%, 03/15/49 (Call 09/15/48)	353	292,506
4.45%, 04/01/30 (Call 01/01/30)	708	680,388
4.88%, 11/15/40 (Call 05/15/40)	115	105,477
5.20%, 04/01/40 (Call 10/01/39)	830	793,671
5.30%, 04/01/50 (Call 10/01/49)	1,027	1,004,868
6.20%, 01/15/38	1,445	1,531,787
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	490	426,736
1.50%, 09/22/28 (Call 07/22/28)	420	350,893
1.80%, 09/22/31 (Call 06/22/31)	1,055	834,980
3.95%, 09/09/27 (Call 08/09/27)	400	387,308
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(b)	345	325,414
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(b)(c)	290	244,081
XPO CNW Inc., 6.70%, 05/01/34	215	192,543
XPO Escrow Sub LLC, 7.50%, 11/15/27	185	184,641
XPO Logistics Inc., 6.25%, 05/01/25 (Call 12/01/22)(b)(c)	327	330,633
Yunda Holding Investment Co., 2.25%, 08/19/25(d)	800	702,176

		100,637,750

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	306	279,191
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(d)	600	545,238
2.63%, 03/20/25 (Call 02/20/25)(d)	200	181,596
3.38%, 03/20/28 (Call 01/20/28)(d)	600	507,354
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	605	516,422
6.50%, 10/01/25 (Call 12/01/22)(b)	546	525,197
9.75%, 08/01/27 (Call 08/01/23)(b)	255	259,687
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	176	125,279
3.10%, 06/01/51 (Call 12/01/50)	225	125,921
3.25%, 03/30/25 (Call 12/30/24)	120	113,222

134	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
3.25%, 09/15/26 (Call 06/15/26)	$1,079	$975,038
3.50%, 03/15/28 (Call 12/15/27)	85	74,627
3.85%, 03/30/27 (Call 12/30/26)	223	202,230
4.00%, 06/30/30 (Call 03/30/30)	600	517,338
4.35%, 02/15/24 (Call 01/15/24)	484	476,551
4.55%, 11/07/28 (Call 08/07/28)	720	660,571
4.70%, 04/01/29 (Call 01/01/29)	160	147,114
4.90%, 03/15/33 (Call 12/15/32)	355	315,776
5.20%, 03/15/44 (Call 09/15/43)	400	325,308
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)(c)	843	728,116
1.70%, 06/15/26 (Call 05/15/26)(b)	910	778,969
2.70%, 11/01/24 (Call 10/01/24)(b)	380	355,984
3.35%, 11/01/29 (Call 08/01/29)(b)	56	46,176
3.40%, 11/15/26 (Call 08/15/26)(b)	352	318,240
3.45%, 07/01/24 (Call 06/01/24)(b)	760	729,304
3.90%, 02/01/24 (Call 01/01/24)(b)	892	870,307
3.95%, 03/10/25 (Call 01/10/25)(b)	945	902,456
4.00%, 07/15/25 (Call 06/15/25)(b)	40	38,000
4.20%, 04/01/27 (Call 01/01/27)(b)	225	208,532
4.40%, 07/01/27 (Call 06/01/27)(b)	635	591,877
4.45%, 01/29/26 (Call 11/29/25)(b)	478	453,608
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	705	585,206
2.30%, 06/15/28 (Call 04/15/28)(b)	200	158,090

		13,638,525

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	30	24,485
3.38%, 01/20/27 (Call 12/20/26)	30	24,886

		49,371

Water — 0.1%
Aegea Finance Sarl, 6.75%, 05/20/29 (Call 05/20/25)(d)	200	182,736
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	315	247,294
2.80%, 05/01/30 (Call 02/01/30)	346	289,474
2.95%, 09/01/27 (Call 06/01/27)	403	363,216
3.25%, 06/01/51 (Call 12/01/50)	625	412,519
3.40%, 03/01/25 (Call 12/01/24)	515	494,596
3.45%, 06/01/29 (Call 03/01/29)	902	798,189
3.45%, 05/01/50 (Call 11/01/49)	295	201,405
3.75%, 09/01/28 (Call 06/01/28)	542	499,681
3.75%, 09/01/47 (Call 03/01/47)	432	312,664
3.85%, 03/01/24 (Call 12/01/23)	135	132,438
4.00%, 12/01/46 (Call 06/01/46)	255	190,934
4.15%, 06/01/49 (Call 12/01/48)	545	420,822
4.20%, 09/01/48 (Call 03/01/48)	225	176,337
4.30%, 12/01/42 (Call 06/01/42)	326	262,205
4.30%, 09/01/45 (Call 03/01/45)	287	226,202
4.45%, 06/01/32 (Call 03/01/32)	400	370,000
6.59%, 10/15/37	443	465,026
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	405	392,971
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	823	641,709
2.70%, 04/15/30 (Call 01/15/30)	746	605,528
3.35%, 04/15/50 (Call 10/15/49)	283	178,174
3.57%, 05/01/29 (Call 02/01/29)	650	568,061
4.28%, 05/01/49 (Call 11/01/48)	350	257,404
5.30%, 05/01/52 (Call 11/01/51)	275	240,974

Security	Par (000)	Value

Water (continued)
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(d)	$400	$340,868
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(b)	240	229,620
United Utilities PLC, 6.88%, 08/15/28(c)	290	299,347
Veolia Environnement SA, 6.75%, 06/01/38	75	78,419

		9,878,813

Total Corporate Bonds & Notes — 32.7% (Cost: $7,141,832,215)		5,939,826,503

Foreign Government Obligations(m)

Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(d)	1,000	817,050
8.25%, 05/09/28(d)	1,200	1,013,388
8.75%, 04/14/32(d)	1,200	969,336
9.13%, 11/26/49(d)	800	605,312
9.38%, 05/08/48(d)	1,000	758,850
9.50%, 11/12/25(d)	600	585,222

		4,749,158

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(f)	7,531	1,394,870
1.00%, 07/09/29	977	182,387
1.50%, 07/09/35(f)	8,340	1,566,859
3.50%, 07/09/41(f)	530	107,045
3.88%, 01/09/38(f)	2,136	474,242
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 12/01/22)(f)	11,710	2,470,693
1.00%, 07/09/29 (Call 12/01/22)(c)	2,800	574,749
1.50%, 07/09/35 (Call 12/01/22)(f)	13,261	2,635,470
1.50%, 07/09/46 (Call 12/01/22)(f)	3,275	666,692
3.50%, 07/09/41 (Call 12/01/22)(c)(f)	9,600	2,286,624
3.88%, 01/09/38 (Call 12/01/22)(f)	10,074	2,606,108
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(d)	450	382,477
Provincia de Buenos Aires/Government Bonds, 5.25%, 09/01/37(d)(f)	3,075	931,756
Provincia de Cordoba
6.88%, 12/10/25(c)(d)(f)	450	345,002
6.99%, 06/01/27(d)(f)	302	185,640
Provincia de Entre Rios Argentina, 5.75%, 08/08/28(d)(f)	300	188,739
Provincia de Mendoza Argentina, 4.25%, 03/19/29(d)(f)	300	198,564
Provincia del Chubut Argentina, 7.75%, 07/26/30(d)(f)	351	264,288

		17,462,205

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(d)	800	644,368
4.75%, 03/18/24(d)	400	392,000
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(d)	222	216,059

		1,252,427

Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	600	524,844
5.25%, 01/25/33(d)	1,000	783,520
5.45%, 09/16/32(d)	200	161,478
5.63%, 09/30/31(d)	600	501,828

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bahrain (continued)
5.63%, 05/18/34(d)	$600	$472,638
6.00%, 09/19/44(d)	1,000	703,420
6.25%, 01/25/51(d)	800	565,848
6.75%, 09/20/29(d)	800	749,952
7.00%, 01/26/26(d)	800	798,352
7.00%, 10/12/28(d)	400	383,108
7.38%, 05/14/30(d)	700	666,715
7.50%, 09/20/47(d)	400	319,724
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(d)	400	399,364
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(d)	800	788,000
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(d)	800	820,288
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(d)	600	516,180
3.95%, 09/16/27(d)	600	556,632
4.50%, 03/30/27(d)	600	567,162
6.25%, 11/14/24(d)	600	603,474

		10,882,527

Belarus — 0.0%
Republic of Belarus International Bond
5.88%, 02/24/26(d)	400	78,000
6.20%, 02/28/30(d)	600	111,000
7.63%, 06/29/27(d)	200	37,000
Republic of Belarus Ministry of Finance, 6.38%, 02/24/31(d)	600	111,000

		337,000

Belgium — 0.0%
Belgium Government International Bond, 2.88%, 09/18/24(d)	200	193,600

Bermuda — 0.0%
Bermuda Government International Bond
2.38%, 08/20/30 (Call 05/20/30)(d)	590	466,248
3.38%, 08/20/50 (Call 02/20/50)(d)	740	469,367

		935,615

Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(c)(d)	1,400	1,101,814

Brazil — 0.1%
Brazilian Government International Bond
2.88%, 06/06/25	1,000	938,380
3.75%, 09/12/31(c)	800	658,848
3.88%, 06/12/30(c)	2,000	1,689,660
4.25%, 01/07/25	1,450	1,412,590
4.50%, 05/30/29 (Call 02/28/29)(c)	1,400	1,258,544
4.63%, 01/13/28 (Call 10/13/27)(c)	2,250	2,114,933
4.75%, 01/14/50 (Call 07/14/49)	3,100	2,081,123
5.00%, 01/27/45	2,900	2,099,194
5.63%, 01/07/41	700	564,144
5.63%, 02/21/47(c)	1,600	1,218,688
6.00%, 04/07/26	2,075	2,125,505
7.13%, 01/20/37	691	691,366
8.25%, 01/20/34	1,340	1,452,399
8.75%, 02/04/25	300	320,616
8.88%, 04/15/24	600	635,298
10.13%, 05/15/27	1,170	1,361,623

		20,622,911

Security	Par (000)	Value

Canada — 0.3%
Canada Government International Bond
0.75%, 05/19/26	$590	$518,050
1.63%, 01/22/25	4,333	4,070,810
CDP Financial Inc., 0.88%, 06/10/25(b)	295	267,468
CPPIB Capital Inc.
0.88%, 09/09/26(b)	200	172,938
1.25%, 01/28/31(b)(c)	1,500	1,151,805
2.75%, 11/02/27(b)	250	228,195
Export Development Canada, 2.63%, 02/21/24	1,445	1,408,398
Hydro-Quebec
Series HH, 8.50%, 12/01/29	425	516,188
Series HK, 9.38%, 04/15/30	120	154,564
Series HQ, 9.50%, 11/15/30	8	10,467
Series IO, 8.05%, 07/07/24	185	194,104
OMERS Finance Trust, 2.50%, 05/02/24(b)	250	241,710
Province of Alberta Canada
1.00%, 05/20/25	1,963	1,791,434
1.30%, 07/22/30	3,475	2,727,666
1.88%, 11/13/24	1,430	1,352,036
2.05%, 08/17/26(b)(c)	250	227,158
2.95%, 01/23/24	383	374,915
3.30%, 03/15/28	2,010	1,879,752
3.35%, 11/01/23	1,470	1,450,508
Province of British Columbia Canada
0.90%, 07/20/26(c)	1,590	1,386,830
1.30%, 01/29/31(c)	835	651,809
2.25%, 06/02/26	1,425	1,312,510
6.50%, 01/15/26	250	261,275
7.25%, 09/01/36	215	261,612
Series 10, 1.75%, 09/27/24	1,105	1,046,888
Province of Manitoba Canada
1.50%, 10/25/28	5	4,171
2.13%, 06/22/26	1,593	1,451,048
3.05%, 05/14/24	575	560,740
Series GX, 2.60%, 04/16/24	45	43,683
Province of New Brunswick Canada, 3.63%, 02/24/28	645	613,717
Province of Ontario Canada
0.63%, 01/21/26	705	618,821
1.05%, 04/14/26	205	181,111
1.05%, 05/21/27	275	234,721
1.13%, 10/07/30	3,015	2,321,248
1.60%, 02/25/31	1,360	1,079,446
1.80%, 10/14/31	425	337,399
2.00%, 10/02/29	1,688	1,428,791
2.13%, 01/21/32(c)	60	48,740
2.30%, 06/15/26	431	395,891
2.50%, 04/27/26	2,222	2,063,283
3.05%, 01/29/24	1,592	1,559,316
3.10%, 05/19/27(c)	100	93,696
3.20%, 05/16/24	3,523	3,442,429
Province of Quebec Canada
0.60%, 07/23/25	2,600	2,331,888
1.35%, 05/28/30	1,525	1,210,575
1.90%, 04/21/31	155	126,058
2.50%, 04/20/26	2,482	2,306,845
2.75%, 04/12/27(c)	3,967	3,675,941
Series NN, 7.13%, 02/09/24	187	192,094
Series PD, 7.50%, 09/15/29	698	813,449
Series QO, 2.88%, 10/16/24	2,687	2,598,114
Series QW, 2.50%, 04/09/24	730	707,866

136	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Series QX, 1.50%, 02/11/25	$1,935	$1,805,665
Province of Saskatchewan Canada, 3.25%, 06/08/27	100	94,362
PSP Capital Inc.
0.50%, 09/15/24(b)	450	416,205
1.00%, 06/29/26(b)	415	361,901

		56,778,304

Cayman Islands — 0.0%
Sharjah Sukuk Program Ltd., 3.89%, 04/04/30(d)	400	336,580

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	1,200	962,400
2.55%, 01/27/32 (Call 10/27/31)	600	472,830
2.55%, 07/27/33 (Call 04/27/33)(c)	1,600	1,196,000
2.75%, 01/31/27 (Call 12/31/26)(c)	600	540,816
3.10%, 05/07/41 (Call 11/07/40)	1,870	1,237,772
3.10%, 01/22/61 (Call 07/22/60)	1,604	901,288
3.13%, 03/27/25(c)	200	191,942
3.13%, 01/21/26	800	746,728
3.24%, 02/06/28 (Call 11/06/27)	1,400	1,262,674
3.25%, 09/21/71 (Call 03/21/71)	600	331,920
3.50%, 01/31/34 (Call 10/31/33)	800	647,536
3.50%, 01/25/50 (Call 07/25/49)	1,650	1,089,363
3.50%, 04/15/53 (Call 10/15/52)	1,000	643,550
3.63%, 10/30/42	150	105,217
3.86%, 06/21/47	1,050	752,188
4.00%, 01/31/52 (Call 07/31/51)	800	567,056
4.34%, 03/07/42 (Call 09/07/41)	1,200	928,764

		12,578,044

China — 0.1%
China Development Bank
1.00%, 10/27/25(d)	200	178,922
1.63%, 10/27/30(d)	1,000	803,520
3.98%, 12/12/23, (3 mo. LIBOR US + 0.730%)(a)(d)	1,000	1,003,350
China Development Bank/Hong Kong, 0.63%, 01/12/24(d)	400	381,096
China Government International Bond
0.55%, 10/21/25(d)	2,200	1,956,834
1.20%, 10/21/30(d)	1,800	1,437,624
1.25%, 10/26/26(d)	200	177,988
1.75%, 10/26/31(d)	200	163,670
1.95%, 12/03/24(d)	2,050	1,944,117
2.13%, 12/03/29(d)	1,200	1,049,628
2.25%, 10/21/50(d)	400	241,908
2.50%, 10/26/51(d)	400	255,128
2.63%, 11/02/27(d)	1,200	1,108,284
2.75%, 12/03/39(d)	1,900	1,445,083
3.50%, 10/19/28(d)	400	381,472
4.00%, 10/19/48(d)	400	349,908
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	1,200	1,134,792
3.25%, 11/28/27(d)	200	187,496
3.38%, 03/14/27(d)	800	759,664
3.63%, 07/31/24(d)	1,000	980,070
4.00%, 11/28/47(d)	600	488,778

		16,429,332

Colombia — 0.1%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	1,025	726,469
3.13%, 04/15/31 (Call 01/15/31)	2,250	1,546,447

Security	Par (000)	Value

Colombia (continued)
3.25%, 04/22/32 (Call 01/22/32)(c)	$1,200	$802,152
3.88%, 04/25/27 (Call 01/25/27)	1,262	1,056,067
3.88%, 02/15/61 (Call 08/15/60)(c)	1,025	522,248
4.00%, 02/26/24 (Call 11/26/23)	805	772,438
4.13%, 02/22/42 (Call 08/22/41)	600	338,490
4.13%, 05/15/51 (Call 11/15/50)(c)	1,000	533,910
4.50%, 01/28/26 (Call 10/28/25)	800	719,896
4.50%, 03/15/29 (Call 12/15/28)	1,800	1,455,354
5.00%, 06/15/45 (Call 12/15/44)	3,400	2,056,150
5.20%, 05/15/49 (Call 11/15/48)(c)	1,800	1,096,272
5.63%, 02/26/44 (Call 08/26/43)(c)	1,425	925,324
6.13%, 01/18/41	1,425	1,019,602
7.38%, 09/18/37	825	696,811
8.13%, 05/21/24	500	502,650

		14,770,280

Costa Rica — 0.0%
Costa Rica Government International Bond
4.38%, 04/30/25(d)	400	385,520
5.63%, 04/30/43(d)	600	439,584
6.13%, 02/19/31(c)(d)	800	748,192
7.00%, 04/04/44(d)	800	682,640
7.16%, 03/12/45(d)	600	520,812

		2,776,748

Croatia — 0.0%
Croatia Government International Bond, 6.00%, 01/26/24(d)	1,000	1,007,410

Denmark — 0.0%
Kommunekredit, 0.63%, 06/10/25(d)	200	180,596

Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(d)	2,400	1,931,040
4.88%, 09/23/32(d)	2,350	1,817,584
5.30%, 01/21/41(d)	1,350	932,229
5.50%, 01/27/25(d)	900	884,124
5.50%, 02/22/29 (Call 12/22/28)(d)	200	175,604
5.88%, 01/30/60(d)	1,950	1,290,237
5.95%, 01/25/27(d)	1,100	1,036,002
6.00%, 07/19/28(d)	850	777,155
6.00%, 02/22/33 (Call 11/22/32)(d)	600	502,908
6.40%, 06/05/49(d)	950	683,962
6.50%, 02/15/48(d)	650	475,117
6.85%, 01/27/45(d)	1,300	1,004,614
6.88%, 01/29/26(d)	1,300	1,279,122
7.45%, 04/30/44(d)	900	756,459

		13,546,157

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	644	201,614
1.50%, 07/31/40(d)(f)	2,085	692,704
2.50%, 07/31/35(d)(f)	5,529	2,054,837
5.50%, 07/31/30(d)(f)	2,396	1,283,544

		4,232,699

Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	1,200	903,420
4.55%, 11/20/23(d)	200	193,738
5.25%, 10/06/25(d)	400	332,588
5.75%, 05/29/24(d)	600	565,530

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
5.80%, 09/30/27(d)	$800	$581,744
5.88%, 06/11/25(d)	1,010	868,893
5.88%, 02/16/31(d)	1,200	734,472
6.20%, 03/01/24(d)	600	574,476
6.59%, 02/21/28(d)	200	142,946
6.88%, 04/30/40(d)	400	228,628
7.05%, 01/15/32(d)	600	379,584
7.30%, 09/30/33(d)	400	248,576
7.50%, 01/31/27(d)	1,200	964,008
7.50%, 02/16/61(d)	1,000	552,470
7.60%, 03/01/29(d)	1,203	862,322
7.63%, 05/29/32(d)	1,400	895,552
7.90%, 02/21/48(d)	800	447,096
8.15%, 11/20/59(d)	400	229,380
8.50%, 01/31/47(d)	1,600	935,104
8.70%, 03/01/49(d)	1,000	591,640
8.75%, 09/30/51(d)	600	354,726
8.88%, 05/29/50(d)	1,200	710,160

		12,297,053

El Salvador — 0.0%
El Salvador Government International Bond
6.38%, 01/18/27(d)	480	187,819
7.12%, 01/20/50(d)	548	187,005
7.63%, 02/01/41(d)	450	156,834
7.65%, 06/15/35(d)	938	338,355
8.25%, 04/10/32(d)	250	99,788
8.63%, 02/28/29(d)	373	150,341
9.50%, 07/15/52 (Call 01/15/52)(d)	600	226,110

		1,346,252

Finland — 0.0%
Finland Government International Bond
0.88%, 05/20/30(b)	450	351,005
6.95%, 02/15/26(c)	935	993,241
Finnvera OYJ, 1.63%, 10/23/24(b)	64	60,372

		1,404,618

France — 0.0%
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	395	349,559
1.38%, 01/20/31(b)	250	197,440
3.38%, 03/20/24(b)	2,175	2,136,481

		2,683,480

Gabon — 0.0%
Gabon Government International Bond
6.63%, 02/06/31(d)	800	561,560
6.95%, 06/16/25(d)	400	360,128
7.00%, 11/24/31 (Call 11/24/29)(d)	400	279,796

		1,201,484

Georgia — 0.0%
Georgia Government International Bond, 2.75%, 04/22/26(d)	600	510,132

Germany — 0.0%
FMS Wertmanagement
0.38%, 05/06/24(d)	200	187,522
2.75%, 01/30/24	1,525	1,489,254
Land Nordrhein Westfalen, 2.25%, 04/16/25(d)	400	378,192

		2,054,968

Security	Par (000)	Value

Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(d)(h)	$600	$170,292
6.38%, 02/11/27(d)	400	120,224
7.63%, 05/16/29(d)	600	166,626
7.75%, 04/07/29(d)	825	237,064
7.88%, 03/26/27(d)	600	183,246
7.88%, 02/11/35(d)	600	168,084
8.13%, 01/18/26(d)	400	146,064
8.13%, 03/26/32(d)	1,000	290,860
8.63%, 04/07/34(d)	600	172,896
8.63%, 06/16/49(d)	600	161,508
8.75%, 03/11/61(d)	400	112,216
8.88%, 05/07/42(d)	400	108,264
8.95%, 03/26/51(d)	800	226,016
10.75%, 10/14/30(d)	700	456,092

		2,719,452

Guatemala — 0.0%
Guatemala Government Bond
3.70%, 10/07/33 (Call 07/07/33)(d)	800	611,736
4.38%, 06/05/27(d)	200	185,194
4.50%, 05/03/26(d)	400	379,360
4.65%, 10/07/41 (Call 04/07/41)(d)	200	148,096
4.88%, 02/13/28(d)	800	739,872
4.90%, 06/01/30 (Call 03/01/30)(c)(d)	400	362,960
5.38%, 04/24/32 (Call 01/24/32)(d)	300	277,095
6.13%, 06/01/50 (Call 12/01/49)(d)	800	687,672

		3,391,985

Honduras — 0.0%
Honduras Government International Bond
5.63%, 06/24/30 (Call 03/24/30)(d)	150	102,497
6.25%, 01/19/27(d)	650	513,604

		616,101

Hong Kong — 0.1%
Airport Authority
1.63%, 02/04/31 (Call 11/04/30)(b)	600	458,172
1.75%, 01/12/27 (Call 12/12/26)(b)(c)	1,000	888,110
2.10%, (Call 03/08/26)(a)(d)(e)	800	692,040
2.40%, (Call 03/08/28)(a)(d)(e)	400	319,776
2.50%, 01/12/32 (Call 10/12/31)(b)	1,000	798,120
2.63%, 02/04/51 (Call 08/04/50)(b)	400	233,740
3.50%, 01/12/62 (Call 07/12/61)(b)	200	133,428
Airport Authority Hong Kong, 3.25%, 01/12/52 (Call 07/12/51)(b)	600	397,710
Hong Kong Government International Bond
0.63%, 02/02/26(b)(c)	200	177,152
1.38%, 02/02/31(b)	1,200	943,356
1.75%, 11/24/31(d)	200	159,352
2.38%, 02/02/51(b)	400	236,080
2.50%, 05/28/24(b)	800	773,720
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	600	564,252

		6,775,008

Hungary — 0.0%
Hungary Government International Bond
2.13%, 09/22/31(d)	800	573,256
3.13%, 09/21/51(d)	1,400	768,110
5.25%, 06/16/29(d)	1,800	1,659,114
5.38%, 03/25/24	1,166	1,154,772
5.75%, 11/22/23	500	499,050

138	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary (continued)
7.63%, 03/29/41	$1,310	$1,305,834

		5,960,136

India — 0.0%
Export-Import Bank of India
2.25%, 01/13/31(d)	600	439,470
3.25%, 01/15/30(d)	1,000	813,060
3.38%, 08/05/26(c)(d)	650	590,473
3.88%, 03/12/24(d)	200	195,516
3.88%, 02/01/28(d)	800	710,864

		2,749,383

Indonesia — 0.2%
Indonesia Government International Bond
1.85%, 03/12/31(c)	800	609,776
2.15%, 07/28/31 (Call 04/28/31)	800	623,992
2.85%, 02/14/30	800	680,392
3.05%, 03/12/51(c)	1,000	638,070
3.20%, 09/23/61 (Call 03/23/61)(c)	400	245,820
3.35%, 03/12/71	600	360,636
3.40%, 09/18/29	540	472,781
3.50%, 01/11/28	850	776,585
3.50%, 02/14/50	950	642,609
3.55%, 03/31/32 (Call 12/31/31)	600	514,494
3.70%, 10/30/49	1,200	840,612
3.85%, 07/18/27(d)	600	560,430
3.85%, 10/15/30	1,600	1,433,168
4.10%, 04/24/28	800	753,160
4.13%, 01/15/25(d)	600	586,176
4.15%, 09/20/27 (Call 06/20/27)	900	851,940
4.20%, 10/15/50	1,650	1,242,202
4.35%, 01/08/27(d)	1,500	1,438,665
4.35%, 01/11/48	1,250	974,350
4.45%, 02/11/24	400	397,092
4.45%, 04/15/70	1,440	1,078,848
4.63%, 04/15/43(c)(d)	1,000	840,320
4.65%, 09/20/32 (Call 06/20/32)	1,100	1,015,520
4.75%, 01/08/26(d)	1,400	1,373,260
4.75%, 02/11/29	1,000	960,850
4.75%, 07/18/47(d)	610	508,502
5.13%, 01/15/45(d)	600	527,892
5.25%, 01/17/42(d)	1,200	1,089,408
5.25%, 01/08/47(d)	400	357,692
5.35%, 02/11/49	700	618,317
5.45%, 09/20/52 (Call 03/20/52)(c)	375	337,691
5.88%, 01/15/24(d)	623	628,626
5.95%, 01/08/46(c)(d)	1,100	1,064,591
6.63%, 02/17/37(d)	600	620,664
6.75%, 01/15/44(d)	400	413,404
7.75%, 01/17/38(d)	1,320	1,462,336
8.50%, 10/12/35(d)	850	999,311
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(d)	400	388,708
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(d)	1,200	1,055,100
2.30%, 06/23/25(d)	1,000	929,950
2.55%, 06/09/31(d)	630	505,953
2.80%, 06/23/30(c)(d)	800	672,600
3.55%, 06/09/51(d)	400	270,520
3.80%, 06/23/50(d)	1,000	706,600
3.90%, 08/20/24(d)	200	196,854
4.15%, 03/29/27(d)	1,800	1,712,412

Security	Par (000)	Value

Indonesia (continued)
4.33%, 05/28/25(d)	$1,240	$1,218,796
4.35%, 09/10/24(d)	800	792,344
4.40%, 06/06/27(d)	600	573,120
4.40%, 03/01/28(c)(d)	600	569,076
4.45%, 02/20/29(d)	500	473,600
4.55%, 03/29/26(d)	1,600	1,564,848
4.70%, 06/06/32(c)(d)	600	563,190

		40,733,853

Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28 (Call 12/15/22)(d)	1,247	1,060,443

Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	250	251,290
5.50%, 09/18/33	70	74,908
Israel Government International Bond
2.75%, 07/03/30	1,400	1,217,160
2.88%, 03/16/26	600	561,426
3.25%, 01/17/28	600	554,400
3.88%, 07/03/50	1,150	874,414
4.13%, 01/17/48	800	639,088
4.50%, 01/30/43	1,150	1,001,121
4.50%, April 03, 2120	1,000	758,220
State of Israel
2.50%, 01/15/30	600	516,396
3.38%, 01/15/50	1,224	848,489
3.80%, 05/13/60(d)	2,600	1,864,746

		9,161,658

Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	455	421,421
1.25%, 02/17/26	3,205	2,731,974
2.38%, 10/17/24	1,857	1,732,637
2.88%, 10/17/29	1,326	1,070,771
3.88%, 05/06/51	1,420	908,743
4.00%, 10/17/49	1,412	938,938
5.38%, 06/15/33	1,300	1,202,838

		9,007,322

Ivory Coast — 0.0%
Ivory Coast Government International Bond
6.13%, 06/15/33(d)	600	470,172
6.38%, 03/03/28(d)	800	730,520

		1,200,692

Jamaica — 0.0%
Jamaica Government International Bond
6.75%, 04/28/28(c)	750	788,633
7.88%, 07/28/45	1,200	1,284,684
8.00%, 03/15/39(c)	800	887,256

		2,960,573

Japan — 0.2%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	685	648,791
2.88%, 09/19/24(d)	300	289,656
3.25%, 04/28/27(b)	550	516,340
Japan Bank for International Cooperation
0.63%, 07/15/25	2,925	2,612,171
1.25%, 01/21/31	1,775	1,355,496
1.75%, 10/17/24	705	664,519

S C H E D U L E O F I N V E S T M E N T S	139

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
1.88%, 07/21/26	$260	$233,483
1.88%, 04/15/31	4,945	3,948,088
2.00%, 10/17/29(c)	435	362,612
2.13%, 02/10/25	310	292,132
2.13%, 02/16/29	200	170,854
2.25%, 11/04/26	2,032	1,836,318
2.38%, 04/20/26	275	252,983
2.50%, 05/23/24	1,275	1,230,209
2.50%, 05/28/25	1,365	1,287,291
2.75%, 01/21/26(c)	805	753,730
2.75%, 11/16/27	915	829,036
2.88%, 06/01/27	3,208	2,958,706
2.88%, 07/21/27	705	648,515
3.00%, 05/29/24	550	533,912
3.25%, 07/20/28	265	244,492
3.50%, 10/31/28	704	654,959
Japan Finance Organization for Municipalities, 2.38%, 02/13/25(b)	199	188,529
Japan International Cooperation Agency
1.00%, 07/22/30	1,860	1,416,427
2.13%, 10/20/26	250	225,035
2.75%, 04/27/27	1,333	1,223,614
3.25%, 05/25/27	50	46,761
3.38%, 06/12/28	65	60,258

		25,484,917

Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	400	374,156
5.75%, 01/31/27(d)	680	625,131
5.85%, 07/07/30(d)	800	664,392
6.13%, 01/29/26(d)	800	765,520
7.38%, 10/10/47(d)	600	450,018
7.75%, 01/15/28(d)	200	194,498

		3,073,715

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	1,000	993,920
4.88%, 10/14/44(d)	800	611,232
5.13%, 07/21/25(d)	1,200	1,227,600
6.50%, 07/21/45(d)	1,000	887,680

		3,720,432

Kenya — 0.0%
Kenya Government International Bond, 7.00%, 05/22/27(d)	1,000	795,440
Republic of Kenya Government International Bond
6.30%, 01/23/34(d)	600	381,948
6.88%, 06/24/24(d)	1,000	872,250
7.25%, 02/28/28(d)	600	456,156
8.00%, 05/22/32(d)	800	563,936
8.25%, 02/28/48(d)	600	383,286

		3,453,016

Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	2,700	2,577,852

Lebanon — 0.0%
Lebanon Government International Bond
6.20%, 02/26/25(d)(j)(k)	500	29,820
6.25%, 11/04/24(d)(j)(k)	300	18,045
6.25%, 06/12/25(d)(j)(k)	300	18,042

Security	Par (000)	Value

Lebanon (continued)
6.60%, (d)(e)(j)(k)	$1,050	$61,982
6.65%, 04/22/24(d)(j)(k)	400	23,900
6.65%, 11/03/28(d)(j)(k)	50	2,986
6.65%, (d)(e)(j)(k)	900	53,496
6.75%, (d)(e)(j)(k)	832	49,645
6.85%, 05/25/29(j)(k)	595	35,605
6.85%, (d)(e)(j)(k)	830	49,335
7.00%, (d)(e)(j)(k)	1,500	89,610
7.25%, 03/23/37(d)(j)(k)	315	18,913

		451,379

Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26 (Call 10/26/26)(d)	200	174,310
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25(d)	800	769,704
4.24%, 04/22/45(d)	200	176,346
Malaysia Sukuk Global Bhd
3.18%, 04/27/26(d)	1,650	1,578,258
4.08%, 04/27/46(c)(d)	750	643,425

		3,342,043

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	2,233	1,735,086
3.25%, 04/16/30 (Call 01/16/30)(c)	1,300	1,095,861
3.50%, 02/12/34 (Call 11/12/33)	2,000	1,534,220
3.75%, 01/11/28	1,200	1,100,508
3.75%, 04/19/71 (Call 10/19/70)	2,000	1,151,820
3.77%, 05/24/61 (Call 11/24/60)	2,300	1,345,086
3.90%, 04/27/25 (Call 03/27/25)(c)	1,026	1,006,803
4.13%, 01/21/26	1,400	1,350,398
4.15%, 03/28/27	1,765	1,686,687
4.28%, 08/14/41 (Call 02/14/41)	2,200	1,601,688
4.35%, 01/15/47	1,600	1,122,320
4.40%, 02/12/52 (Call 08/12/51)	1,600	1,097,680
4.50%, 04/22/29	1,850	1,722,257
4.50%, 01/31/50 (Call 07/31/49)	1,655	1,179,833
4.60%, 01/23/46	1,600	1,171,792
4.60%, 02/10/48	1,300	940,043
4.75%, 04/27/32 (Call 01/27/32)(c)	1,835	1,664,767
4.75%, 03/08/44	2,604	1,982,894
4.88%, 05/19/33 (Call 02/19/33)	1,200	1,060,260
5.00%, 04/27/51 (Call 10/27/50)	1,600	1,218,064
5.55%, 01/21/45	1,335	1,135,244
5.75%, October 12, 2110	1,800	1,374,390
6.05%, 01/11/40	1,080	998,665
6.75%, 09/27/34	1,200	1,206,564
7.50%, 04/08/33	680	736,855
8.30%, 08/15/31	675	757,276

		32,977,061

Mongolia — 0.0%
Mongolia Government International Bond
3.50%, 07/07/27(d)	200	136,240
4.45%, 07/07/31(d)	400	262,784
5.13%, 04/07/26(d)	400	306,724
8.75%, 03/09/24(d)	600	561,552

		1,267,300

Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	600	495,192

140	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Morocco (continued)
3.00%, 12/15/32(d)	$600	$432,726
4.00%, 12/15/50(d)	1,400	829,794
5.50%, 12/11/42(d)	200	150,360

		1,908,072

Mozambique — 0.0%
Mozambique International Bond, 5.00%, 09/15/31(d)(f)	600	406,194

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(d)	400	357,724

Netherlands — 0.0%
BNG Bank NV, 0.88%, 05/18/26(b)	500	439,060
Nederlandse Waterschapsbank NV, 1.00%, 05/28/30(b)	55	43,025

		482,085

Nigeria — 0.0%
Nigeria Government International Bond
6.13%, 09/28/28(d)	1,000	657,930
6.50%, 11/28/27(d)	1,000	708,320
7.14%, 02/23/30(d)	1,100	721,391
7.38%, 09/28/33(d)	1,000	602,810
7.63%, 11/21/25(d)	600	516,294
7.63%, 11/28/47(d)	1,000	566,240
7.70%, 02/23/38(d)	600	351,084
7.88%, 02/16/32(d)	1,200	770,340
8.25%, 09/28/51(d)	400	230,580
8.38%, 03/24/29(d)	200	144,130
8.75%, 01/21/31(d)	600	422,280
9.25%, 01/21/49(d)	1,000	647,060

		6,338,459

Norway — 0.0%
Kommunalbanken AS
0.50%, 10/21/24(b)	100	92,270
0.88%, 03/12/25(b)	460	422,211
1.13%, 06/14/30(b)	400	314,756
1.50%, 01/20/27(b)	200	177,390
2.00%, 06/19/24(b)	1,000	958,210
2.13%, 02/11/25(b)(c)	1,074	1,017,250

		2,982,087

Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	800	757,224
4.88%, 02/01/25(d)	1,000	971,870
5.38%, 03/08/27(d)	200	190,898
5.63%, 01/17/28(d)	1,800	1,717,974
6.00%, 08/01/29(d)	1,400	1,331,918
6.25%, 01/25/31(d)	1,465	1,398,181
6.50%, 03/08/47(d)	1,250	1,033,025
6.75%, 10/28/27(d)	1,600	1,605,792
6.75%, 01/17/48(d)	1,600	1,341,744
7.00%, 01/25/51(d)	800	683,560
7.38%, 10/28/32(d)	800	818,272
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(d)	1,400	1,369,004
4.88%, 06/15/30(d)	1,200	1,143,684
5.93%, 10/31/25(d)	1,100	1,109,427

		15,472,573

Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(d)	800	260,080
6.88%, 12/05/27(d)	1,000	312,720

Security	Par (000)	Value

Pakistan (continued)
7.38%, 04/08/31(d)	$1,090	$334,641
8.25%, 04/15/24(d)	600	252,138
8.25%, 09/30/25(d)	1,000	347,190
8.88%, 04/08/51(d)	600	182,460
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(d)	200	59,062

		1,748,291

Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(d)	200	180,560
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	2,400	1,672,008
3.16%, 01/23/30 (Call 10/23/29)	600	489,510
3.30%, 01/19/33 (Call 10/19/32)(c)	400	307,072
3.75%, 03/16/25 (Call 12/16/24)	800	766,488
3.75%, 04/17/26(d)	650	608,719
3.87%, 07/23/60 (Call 01/23/60)	1,800	1,041,228
3.88%, 03/17/28 (Call 12/17/27)	850	772,777
4.00%, 09/22/24 (Call 06/22/24)	600	582,126
4.30%, 04/29/53	1,050	685,965
4.50%, 05/15/47	800	557,120
4.50%, 04/16/50 (Call 10/16/49)	1,600	1,093,072
4.50%, 04/01/56 (Call 10/01/55)	1,600	1,053,392
4.50%, 01/19/63 (Call 07/19/62)	1,200	764,040
6.70%, 01/26/36	1,300	1,271,868
7.13%, 01/29/26(c)	764	800,435
8.88%, 09/30/27	765	869,820
9.38%, 04/01/29	800	924,576

		14,440,776

Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33(d)	600	446,484
3.85%, 06/28/33 (Call 03/28/33)(d)	200	162,452
4.70%, 03/27/27(d)	400	382,432
4.95%, 04/28/31 (Call 01/28/31)(d)	200	182,988
5.00%, 04/15/26(d)	600	585,918
5.40%, 03/30/50 (Call 09/30/49)(d)	600	458,892
5.60%, 03/13/48(d)	400	313,484
6.10%, 08/11/44(d)	830	725,877

		3,258,527

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27 (Call 07/28/27)(d)	600	485,868
Fondo MIVIVIENDA SA, 4.63%, 04/12/27 (Call 03/12/27)(d)	400	368,868
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	1,300	902,551
2.39%, 01/23/26 (Call 12/23/25)	830	749,847
2.78%, 01/23/31 (Call 10/23/30)	1,490	1,178,217
2.78%, 12/01/60 (Call 06/01/60)	1,575	837,176
2.84%, 06/20/30	455	369,196
3.00%, 01/15/34 (Call 10/15/33)	1,400	1,046,836
3.23%, July 28, 2121 (Call 01/28/21)	1,125	598,084
3.30%, 03/11/41 (Call 09/11/40)	925	625,559
3.55%, 03/10/51 (Call 09/10/50)(c)	1,600	1,052,816
3.60%, 01/15/72 (Call 07/15/71)	600	354,576
4.13%, 08/25/27(c)	1,500	1,412,070
5.63%, 11/18/50	900	826,542
6.55%, 03/14/37	600	600,840
7.35%, 07/21/25	1,000	1,041,080

S C H E D U L E O F I N V E S T M E N T S	141

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
8.75%, 11/21/33	$1,155	$1,370,130

		13,820,256

Philippines — 0.1%
Philippine Government International Bond
1.65%, 06/10/31	800	598,560
1.95%, 01/06/32	225	170,813
2.46%, 05/05/30	1,400	1,155,378
2.65%, 12/10/45	800	486,400
2.95%, 05/05/45	1,750	1,133,755
3.00%, 02/01/28	2,100	1,897,203
3.20%, 07/06/46	1,400	917,994
3.56%, 09/29/32	400	343,360
3.70%, 03/01/41	1,125	839,295
3.70%, 02/02/42	1,725	1,287,885
3.75%, 01/14/29	1,500	1,381,620
3.95%, 01/20/40	1,200	922,536
4.20%, 01/21/24	800	786,208
4.20%, 03/29/47	1,000	780,200
5.00%, 01/13/37	800	730,512
5.50%, 03/30/26	1,400	1,411,032
6.38%, 01/15/32	670	693,316
6.38%, 10/23/34	1,210	1,248,043
7.50%, 09/25/24	200	202,392
7.75%, 01/14/31	1,138	1,285,382
9.50%, 02/02/30	1,182	1,421,627
10.63%, 03/16/25	480	536,414

		20,229,925

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	1,360	1,277,108
4.00%, 01/22/24	1,166	1,148,918

		2,426,026

Portugal — 0.0%
Portugal Government International Bond, 5.13%, 10/15/24(b)	300	300,873

Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,800	1,703,520
3.38%, 03/14/24(d)	1,000	981,480
3.40%, 04/16/25(d)	1,800	1,737,864
3.75%, 04/16/30(d)	3,200	2,980,416
4.00%, 03/14/29(d)	2,550	2,425,764
4.40%, 04/16/50(d)	3,200	2,697,216
4.50%, 04/23/28(d)	2,250	2,202,413
4.63%, 06/02/46(d)	1,700	1,503,021
4.82%, 03/14/49(d)	3,600	3,213,900
5.10%, 04/23/48(d)	3,850	3,584,542
5.75%, 01/20/42(b)	400	408,920
6.40%, 01/20/40(b)	750	818,490
9.75%, 06/15/30(b)(c)	234	302,000

		24,559,546

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(d)	700	600,509
3.00%, 02/14/31(d)	1,980	1,464,804
3.63%, 03/27/32(d)	800	589,568
4.00%, 02/14/51(d)	1,350	790,992
4.88%, 01/22/24(c)(d)	550	545,726
5.13%, 06/15/48(d)	750	523,013

Security	Par (000)	Value

Romania (continued)
5.25%, 11/25/27(d)	$200	$183,352
6.00%, 05/25/34(d)	300	254,016
6.13%, 01/22/44(d)	600	480,300

		5,432,280

Rwanda — 0.0%
Rwanda International Government Bond, 5.50%, 08/09/31(d)	400	298,196

Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.25%, 05/17/31(d)	400	323,384
2.97%, 10/29/29(d)	1,500	1,309,950
3.63%, 04/20/27(d)	3,374	3,182,762
4.30%, 01/19/29(d)	1,800	1,721,322
5.27%, 10/25/28	2,200	2,214,278
Saudi Government International Bond
2.25%, 02/02/33(d)	2,200	1,692,592
2.50%, 02/03/27(d)	900	814,563
2.75%, 02/03/32(d)	800	659,928
2.90%, 10/22/25(d)	2,000	1,886,960
3.25%, 10/26/26(d)	3,400	3,195,320
3.25%, 10/22/30(d)	900	787,248
3.25%, 11/17/51(d)	800	518,736
3.45%, 02/02/61(d)	1,600	1,026,816
3.63%, 03/04/28(d)	2,650	2,465,268
3.75%, 01/21/55(d)	2,400	1,677,600
4.00%, 04/17/25(d)	2,850	2,781,087
4.38%, 04/16/29(d)	1,800	1,721,232
4.50%, 04/17/30(d)	2,300	2,202,204
4.50%, 10/26/46(d)	4,200	3,346,770
4.50%, 04/22/60(d)	1,200	944,472
4.63%, 10/04/47(d)	2,910	2,344,965
5.00%, 04/17/49(d)	2,200	1,875,324
5.25%, 01/16/50(d)	2,400	2,132,256
5.50%, 10/25/32	2,800	2,838,892

		43,663,929

Senegal — 0.0%
Senegal Government International Bond
6.25%, 05/23/33(d)	800	599,184
6.75%, 03/13/48(d)	600	382,080

		981,264

Serbia — 0.0%
Serbia International Bond, 2.13%, 12/01/30(d)	600	416,532

Slovenia — 0.0%
Slovenia Government International Bond, 5.25%, 02/18/24(b)	400	398,884

South Africa — 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,200	1,025,304
4.67%, 01/17/24	700	688,800
4.85%, 09/27/27(c)	1,000	907,480
4.85%, 09/30/29	1,400	1,188,572
4.88%, 04/14/26(c)	800	752,872
5.00%, 10/12/46	600	378,348
5.38%, 07/24/44	600	401,172
5.65%, 09/27/47	1,000	668,030
5.75%, 09/30/49	1,800	1,198,008
5.88%, 09/16/25	1,200	1,189,572

142	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
5.88%, 06/22/30(c)	$1,000	$888,550
5.88%, 04/20/32	600	513,960
6.25%, 03/08/41	618	470,724
6.30%, 06/22/48	400	290,520
7.30%, 04/20/52	1,000	783,380

		11,345,292

South Korea — 0.2%
Export-Import Bank of Korea
0.63%, 06/29/24	400	372,260
0.63%, 02/09/26	800	694,752
0.75%, 09/21/25	1,000	882,890
1.13%, 12/29/26	200	170,852
1.25%, 01/18/25	1,000	919,740
1.25%, 09/21/30	1,200	890,448
1.38%, 03/20/25(d)	400	366,624
1.38%, 02/09/31	600	441,264
1.63%, 01/18/27	1,000	864,840
1.75%, 10/19/28 (Call 08/19/28)(d)	600	486,138
1.88%, 02/12/25	400	372,256
2.13%, 01/18/32(c)	400	304,428
2.38%, 06/25/24	1,000	958,760
2.50%, 06/29/41	200	130,752
2.63%, 05/26/26	600	554,682
2.88%, 01/21/25(c)	800	762,104
3.25%, 11/10/25	400	378,728
3.25%, 08/12/26	600	564,384
4.00%, 01/14/24	600	592,848
4.00%, 09/15/24	400	392,124
4.50%, 09/15/32	200	183,006
Incheon International Airport Corp., 1.25%, 05/04/26(d)	200	174,742
Industrial Bank of Korea
0.63%, 09/17/24(d)	200	184,140
1.04%, 06/22/25(d)	200	178,972
2.13%, 10/23/24(d)	400	377,292
Korea Development Bank (The)
0.40%, 06/19/24	200	185,678
1.25%, 06/03/25(d)	400	362,560
1.38%, 04/25/27	600	510,210
1.75%, 02/18/25	800	741,840
4.00%, 09/08/25	200	193,482
4.25%, 09/08/32	400	362,116
Korea Electric Power Corp.
1.13%, 09/24/26(d)	400	340,136
3.63%, 06/14/25(d)	200	190,968
4.00%, 06/14/27(d)	200	186,920
Korea Expressway Corp., 1.13%, 05/17/26(c)(d)	800	689,376
Korea Gas Corp.
2.25%, 07/18/26(d)	600	538,374
3.13%, 07/20/27(d)	200	180,330
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	200	173,562
3.13%, 07/25/27(d)	200	179,890
3.25%, 06/15/25(d)	600	568,014
4.25%, 07/27/27(d)	200	188,654
Korea International Bond
1.00%, 09/16/30(c)	400	309,224
1.75%, 10/15/31	400	320,516
2.00%, 06/19/24	400	382,552
2.50%, 06/19/29	525	467,008
2.75%, 01/19/27	400	371,032

Security	Par (000)	Value

South Korea (continued)
3.50%, 09/20/28	$400	$375,724
3.88%, 09/20/48	400	336,284
4.13%, 06/10/44	1,550	1,380,368
Korea Land & Housing Corp., 0.63%, 11/03/23(d)	200	191,770
Korea Mine Rehabilitation & Mineral Resources Corp.
1.75%, 04/15/26(d)	400	350,624
4.13%, 04/20/27(d)	200	185,302
Korea National Oil Corp.
0.88%, 10/05/25(c)(d)	600	524,514
1.25%, 04/07/26(d)	800	695,512
1.63%, 10/05/30(d)	400	301,604
2.38%, 04/07/31(d)	400	316,792
2.50%, 10/24/26(d)	200	179,276
3.38%, 03/27/27(d)	200	183,422
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	400	354,596
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	400	347,516
Korea Water Resources Corp, 3.50%, 04/27/25(d)	200	191,390

		25,556,162

Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(d)(j)(k)	400	97,244
6.20%, 05/11/27(d)(j)(k)	800	178,480
6.35%, 06/28/24(d)(j)(k)	400	90,548
6.75%, 04/18/28(d)(j)(k)	800	178,080
6.83%, 07/18/26(d)(j)(k)	800	181,952
6.85%, 03/14/24(d)(j)(k)	800	180,608
6.85%, 11/03/25(d)(j)(k)	1,000	227,230
7.55%, 03/28/30(d)(j)(k)	800	177,496
7.85%, 03/14/29(d)(j)(k)	824	182,574

		1,494,212

Supranational — 1.0%
Africa Finance Corp.
3.13%, 06/16/25(d)	1,000	893,440
3.75%, 10/30/29(d)	400	320,048
3.88%, 04/13/24(d)	200	189,368
4.38%, 04/17/26(d)	465	413,134
African Development Bank
0.88%, 03/23/26	205	181,265
0.88%, 07/22/26	4,623	4,043,692
African Export-Import Bank (The), 4.13%, 06/20/24(d)	950	900,524
Asian Development Bank
0.38%, 06/11/24	5,058	4,728,370
0.38%, 09/03/25	1,295	1,152,200
0.50%, 02/04/26	1,060	931,337
0.63%, 10/08/24	2,180	2,021,252
0.63%, 04/29/25	2,960	2,688,094
0.75%, 10/08/30	2,185	1,668,073
1.00%, 04/14/26	1,695	1,505,736
1.25%, 06/09/28	20	16,873
1.50%, 10/18/24	2,609	2,458,513
1.50%, 01/20/27	585	519,895
1.50%, 03/04/31(c)	725	586,213
1.75%, 08/14/26	665	601,353
1.75%, 09/19/29	1,669	1,413,309
1.88%, 01/24/30	4,141	3,510,409
2.00%, 01/22/25	810	766,568
2.00%, 04/24/26	672	617,682
2.13%, 03/19/25	10	9,461
2.38%, 08/10/27	150	136,967
2.50%, 11/02/27	1,467	1,342,730

S C H E D U L E O F I N V E S T M E N T S	143

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.63%, 01/30/24	$2,168	$2,114,711
2.63%, 01/12/27	794	740,040
2.75%, 01/19/28	865	798,248
3.13%, 09/26/28	398	371,835
3.13%, 04/27/32	425	387,226
4.13%, 09/27/24	2,000	1,981,060
5.82%, 06/16/28	300	319,428
6.22%, 08/15/27	593	631,563
6.38%, 10/01/28	300	328,167
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	1,930	1,777,086
0.50%, 05/28/25	1,698	1,525,534
2.25%, 05/16/24	4,137	3,984,469
3.38%, 06/29/25	100	96,584
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	200	177,674
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	135	124,802
Corp. Andina de Fomento
1.25%, 10/26/24	250	230,840
3.75%, 11/23/23	110	108,369
Council of Europe Development Bank
0.38%, 06/10/24	300	280,518
0.88%, 09/22/26	1,205	1,049,410
1.38%, 02/27/25	70	65,133
3.00%, 06/16/25	200	192,308
European Bank for Reconstruction & Development
0.50%, 05/19/25	1,621	1,464,509
0.50%, 11/25/25	2,043	1,807,606
0.50%, 01/28/26	195	171,306
1.50%, 02/13/25	25	23,361
1.63%, 09/27/24	3,505	3,316,186
European Investment Bank
0.00%, 11/06/26(h)	230	192,140
0.38%, 12/15/25	2,080	1,832,064
0.38%, 03/26/26	1,070	932,323
0.63%, 07/25/25	3,475	3,130,384
0.63%, 10/21/27	250	208,873
0.75%, 10/26/26	1,288	1,115,318
0.75%, 09/23/30	1,446	1,110,123
0.88%, 05/17/30	820	643,134
1.25%, 02/14/31(c)	2,475	1,976,782
1.38%, 03/15/27	140	123,623
1.63%, 03/14/25	4,058	3,796,827
1.63%, 10/09/29	510	429,716
1.75%, 03/15/29	400	344,032
1.88%, 02/10/25	3,521	3,321,183
2.13%, 04/13/26	2,400	2,220,768
2.25%, 06/24/24	1,375	1,324,551
2.38%, 05/24/27	1,155	1,061,919
2.50%, 10/15/24(c)	585	562,659
2.63%, 03/15/24	4,970	4,839,090
3.13%, 12/14/23	2,830	2,782,880
3.25%, 01/29/24	3,167	3,113,858
4.88%, 02/15/36	1,365	1,427,067
European Stability Mechanism, 0.38%, 09/10/25(b)	385	341,738
Inter-American Development Bank
0.25%, 11/15/23	3,203	3,060,787
0.50%, 09/23/24	950	879,804
0.63%, 07/15/25(c)	1,282	1,154,761

Security	Par (000)	Value

Supranational (continued)
0.63%, 09/16/27	$755	$631,014
0.88%, 04/03/25	885	810,678
0.88%, 04/20/26	1,510	1,334,206
1.13%, 07/20/28	963	804,317
1.13%, 01/13/31	3,260	2,554,177
1.50%, 01/13/27	270	240,284
1.75%, 03/14/25	2,805	2,629,267
2.00%, 06/02/26	1,423	1,304,222
2.00%, 07/23/26	1,697	1,551,177
2.13%, 01/15/25	3,618	3,434,965
2.25%, 06/18/29	1,738	1,527,441
2.38%, 07/07/27	1,210	1,107,198
2.63%, 01/16/24	1,820	1,777,558
3.00%, 02/21/24	3,462	3,390,337
3.13%, 09/18/28	2,126	1,983,452
3.20%, 08/07/42	230	183,959
3.88%, 10/28/41	670	596,414
4.38%, 01/24/44	958	913,625
7.00%, 06/15/25	200	211,214
Inter-American Investment Corp., 1.75%, 10/02/24(d)	515	486,953
International Bank for Reconstruction & Development
0.25%, 11/24/23	2,893	2,761,600
0.38%, 07/28/25	2,430	2,171,278
0.50%, 10/28/25	2,025	1,798,807
0.63%, 04/22/25	8,565	7,787,726
0.75%, 03/11/25	1,985	1,818,081
0.75%, 11/24/27	2,308	1,930,388
0.75%, 08/26/30	3,015	2,306,505
0.88%, 07/15/26	490	429,705
0.88%, 05/14/30	1,948	1,522,459
1.13%, 09/13/28	2,615	2,176,648
1.25%, 02/10/31(c)	3,135	2,485,240
1.38%, 04/20/28	875	747,276
1.50%, 08/28/24	2,660	2,517,211
1.63%, 01/15/25	2,136	2,006,537
1.63%, 11/03/31	1,887	1,519,280
1.75%, 10/23/29(c)	1,619	1,371,520
1.88%, 10/27/26	1,875	1,694,625
2.13%, 03/03/25	1,030	976,079
2.50%, 03/19/24	3,935	3,824,151
2.50%, 11/25/24	3,091	2,965,660
2.50%, 07/29/25	3,279	3,107,410
2.50%, 11/22/27	2,461	2,251,077
2.50%, 03/29/32	550	476,096
3.13%, 11/20/25	690	662,497
4.75%, 02/15/35	1,935	1,971,765
International Finance Corp.
0.75%, 08/27/30	1,165	892,460
1.38%, 10/16/24	1,560	1,467,102
2.13%, 04/07/26	2,428	2,244,079
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	2,855	2,541,036
Nordic Investment Bank
0.38%, 09/11/25	500	444,365
2.25%, 05/21/24	363	350,255
2.63%, 04/04/25	75	71,716

		188,373,975

Suriname — 0.0%
Suriname Government International Bond, 9.25%, 10/26/26(d)(j)(k)	200	142,726

144	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sweden — 0.0%
Svensk Exportkredit AB
0.38%, 07/30/24	$65	$60,351
0.50%, 11/10/23	800	766,088
0.50%, 08/26/25	1,265	1,125,787
0.63%, 10/07/24	285	263,600
0.63%, 05/14/25	2,665	2,409,746
2.25%, 03/22/27	400	363,748

		4,989,320

Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(d)	400	355,076

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(c)(d)	600	581,124
4.50%, 06/26/30 (Call 03/26/30)(d)	800	728,488

		1,309,612

Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(d)	607	381,056

Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(d)	800	739,384
5.13%, 06/22/26(d)	2,600	2,300,610
7.25%, 02/24/27(d)	1,000	926,630
9.76%, 11/13/25(c)	1,800	1,820,070
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(d)	400	327,716
Turkey Government International Bond
4.25%, 03/13/25(c)	1,200	1,086,984
4.25%, 04/14/26(c)	1,000	853,120
4.75%, 01/26/26	1,200	1,050,780
4.88%, 10/09/26	2,000	1,703,500
4.88%, 04/16/43	2,050	1,202,387
5.13%, 02/17/28	1,600	1,291,776
5.25%, 03/13/30(c)	2,200	1,642,740
5.60%, 11/14/24	1,800	1,720,044
5.75%, 03/22/24(c)	1,800	1,771,452
5.75%, 05/11/47	2,200	1,356,806
5.88%, 06/26/31	1,800	1,355,814
5.95%, 01/15/31	1,800	1,381,032
6.00%, 03/25/27	2,600	2,264,808
6.00%, 01/14/41	1,950	1,257,009
6.13%, 10/24/28	1,400	1,165,976
6.35%, 08/10/24(c)	1,400	1,368,878
6.38%, 10/14/25	1,800	1,670,382
6.50%, 09/20/33	1,500	1,130,670
6.63%, 02/17/45	1,850	1,257,815
6.75%, 05/30/40	1,000	717,840
6.88%, 03/17/36	1,431	1,075,024
7.25%, 12/23/23(c)	1,000	1,008,950
7.25%, 03/05/38	612	482,354
7.38%, 02/05/25	1,920	1,886,189
7.63%, 04/26/29(c)	2,600	2,292,784
8.00%, 02/14/34	380	334,210
8.60%, 09/24/27	400	384,252
11.88%, 01/15/30	100	110,059
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(d)	400	334,884
6.13%, 05/03/24(d)	400	375,920
8.25%, 01/24/24(d)	400	392,612

Security	Par (000)	Value

Turkey (continued)
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	$400	$335,524

		42,376,985

Ukraine — 0.0%
Ukraine Government International Bond
6.88%, 05/21/31(d)(j)(k)	1,600	231,800
7.25%, 03/15/35(d)(j)(k)	1,209	180,443
7.38%, 09/25/34(d)(j)(k)	1,200	179,850
7.75%, 09/01/25(d)(j)(k)	981	205,581
7.75%, 09/01/26(d)(j)(k)	821	135,362
7.75%, 09/01/27(d)(j)(k)	900	149,513
7.75%, 09/01/28(d)(j)(k)	928	164,720
7.75%, 09/01/29(d)(j)(k)	900	157,387
8.99%, 02/01/26(d)(j)(k)	600	110,175
9.75%, 11/01/30(d)(j)(k)	1,200	219,975

		1,734,806

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
1.63%, 06/02/28(d)	1,200	1,016,124
1.70%, 03/02/31(d)	1,000	787,900
1.88%, 09/15/31(d)	1,000	789,610
2.13%, 09/30/24(d)	1,700	1,619,726
2.50%, 04/16/25(d)	2,200	2,094,510
2.50%, 09/30/29(d)	1,900	1,650,359
2.70%, 09/02/70(d)	1,200	676,860
3.00%, 09/15/51(d)	800	517,288
3.13%, 05/03/26(d)	1,400	1,326,150
3.13%, 10/11/27(d)	3,400	3,173,628
3.13%, 04/16/30(d)	1,800	1,617,498
3.13%, 09/30/49(d)	2,600	1,752,114
3.88%, 04/16/50(d)	2,700	2,092,959
4.13%, 10/11/47(d)	1,800	1,463,580
Dubai DOF Sukuk Ltd.
2.76%, 09/09/30(d)	900	774,297
5.00%, 04/30/29(d)	1,200	1,213,680
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(d)	1,200	782,820
5.25%, 01/30/43(d)	400	335,924
Finance Department Government of Sharjah
3.63%, 03/10/33(d)	400	300,956
4.00%, 07/28/50(d)	700	406,224
4.38%, 03/10/51(d)	400	238,852
RAK Capital, 3.09%, 03/31/25(d)	600	572,502
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	400	382,160
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	800	684,048
3.20%, 07/13/31(d)	400	314,812
3.23%, 10/23/29(d)	800	654,960
3.85%, 04/03/26(d)	800	726,120
4.23%, 03/14/28(d)	600	528,798
UAE International Government Bond
2.00%, 10/19/31(d)	200	158,968
2.88%, 10/19/41(d)	1,000	705,930
3.25%, 10/19/61(d)	1,400	920,598
4.05%, 07/07/32(d)	1,200	1,117,092
4.95%, 07/07/52(d)	800	727,696

		32,124,743

Uruguay — 0.1%
Uruguay Government International Bond 4.13%, 11/20/45(c)	555	469,602

S C H E D U L E O F I N V E S T M E N T S	145

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
4.38%, 10/27/27	$1,203	$1,191,247
4.38%, 01/23/31 (Call 10/23/30)(c)	1,922	1,834,953
4.50%, 08/14/24(c)	353	352,588
4.98%, 04/20/55	1,930	1,683,963
5.10%, 06/18/50	2,382	2,145,515
5.75%, 10/28/34	400	407,620
7.63%, 03/21/36	600	710,160
7.88%, 01/15/33	274	323,347

		9,118,995

Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 02/20/29(d)	200	167,666

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)	800	770,280

Zambia — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(d)(j)(k)	600	240,018
8.97%, 07/30/27(d)(j)(k)	800	317,376

		557,394

Total Foreign Government Obligations — 4.6% (Cost: $1,027,817,769)		845,076,514

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	520	368,517

California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/55 (Call 04/01/31)	565	352,449
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	1,140	1,230,373
Series S-1, 7.04%, 04/01/50	150	174,514
Series S-3, 6.91%, 10/01/50	775	891,592
California Earthquake Authority, 5.60%, 07/01/27	200	198,374
California Health Facilities Financing Authority
4.19%, 06/01/37 (Call 06/01/32)	55	46,908
4.35%, 06/01/41 (Call 06/01/32)	80	67,215
California State University RB
Class B, 2.72%, 11/01/52(c)	1,055	618,926
Class B, 2.98%, 11/01/51 (Call 05/01/51)	680	440,609
Series E, 2.90%, 11/01/51 (Call 11/01/30)	100	63,429
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	55	43,540
City of San Francisco CA Public Utilities Commission Water Revenue RB, Series E, 2.83%, 11/01/41 (Call 11/01/30)	980	659,476
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	50	57,166
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	500	519,936
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	350	235,341
Golden State Tobacco Securitization Corp. RB
Class B, 3.00%, 06/01/46	110	98,908
3.12%, 06/01/38 (Call 06/01/31) (SAP)	500	366,233
Class B, 3.29%, 06/01/42 (Call 06/01/31)	315	219,246

Security	Par (000)	Value

California (continued)
3.71%, 06/01/41 (Call 12/01/31)	$385	$277,632
3.85%, 06/01/50 (Call 12/01/31)	220	188,523
4.21%, 06/01/50 (Call 12/01/31)	205	136,538
Los Angeles Community College District/CA GO, 2.11%, 08/01/32 (Call 08/01/30)	500	378,828
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	535	621,036
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	500	510,451
Los Angeles Department of Water & Power, RB
Series A, 5.72%, 07/01/39	445	455,456
Series A, 6.60%, 07/01/50	355	400,881
Series D, 6.57%, 07/01/45	100	111,103
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	1,675	1,694,117
5.76%, 07/01/29	400	405,060
Series RY, 6.76%, 07/01/34	100	108,084
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	100	57,259
4.13%, 05/15/32 (Call 02/15/32)	105	94,448
4.56%, 05/15/53	175	141,846
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(c)	540	326,073
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	225	245,012
Series F, 6.58%, 05/15/49	1,260	1,371,516
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	160	164,227
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	250	265,314
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	250	172,970
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	700	712,772
State of California GO
1.70%, 02/01/28	250	211,155
2.50%, 10/01/29	570	483,823
3.38%, 04/01/25	200	193,076
3.50%, 04/01/28	315	292,551
4.60%, 04/01/38 (Call 04/01/28)	125	111,338
Series A, 3.05%, 04/01/29	500	444,613
State of California GO BAB
7.30%, 10/01/39	1,155	1,320,032
7.35%, 11/01/39	500	571,149
7.50%, 04/01/34	1,900	2,208,480
7.55%, 04/01/39	1,630	1,935,061
7.60%, 11/01/40	1,350	1,623,496
7.63%, 03/01/40	1,200	1,423,435
University of California RB
Series AD, 4.86%, 05/15/12	110	84,781
Series AJ, 4.60%, 05/15/31	100	96,352
Series AQ, 4.77%, 05/15/15(c)	500	378,622
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	50	47,516
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	720	554,611
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	1,305	788,566
University of California RB BAB, 5.77%, 05/15/43	330	333,705

		28,225,743

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	840	870,403

146	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	$50	$49,843

		920,246

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	930	618,766
4.81%, 10/01/14	100	79,399

		698,165

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	60	49,712
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,000	685,656
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	967	867,549
1.71%, 07/01/27	500	419,905
2.15%, 07/01/30	925	722,310

		2,745,132

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	120	88,082
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	1,015	1,019,543
Project M, Series 2010-A, 6.66%, 04/01/57	318	324,821
Project P, Series 2010-A, 7.06%, 04/01/57	25	24,067

		1,456,513

Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	85	55,171

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	80	66,404
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	538,406
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	805	867,157
Series B, 6.90%, 12/01/40(c)	290	315,220
Chicago Transit Authority Sales Tax Receipts Fund RB BAB, Series B, 6.20%, 12/01/40	400	410,106
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	180	187,108
Sales Tax Securitization Corp. RB, 3.24%, 01/01/42	1,000	709,370
State of Illinois GO
4.95%, 06/01/23	13	13,595
5.10%, 06/01/33	5,250	4,880,914
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	743	761,036

		8,749,316

Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	100	68,678

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51(c)	420	264,178

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	700	678,744
4.48%, 08/01/39	520	472,608

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	$195	$137,734

		1,289,086

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	200	133,456

Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	805	798,257
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	70	46,850
2.81%, 09/01/43	100	67,657
2.90%, 09/01/49	550	358,049
Series D, 2.66%, 09/01/39	99	74,112
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	145	142,686
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	805	752,256
Massachusetts School Building Authority RB
2.95%, 05/15/43 (Call 05/15/30)	1,765	1,194,335
3.40%, 10/15/40 (Call 10/15/29)	65	49,087
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	130	88,879

		3,572,168

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	74,997
Michigan Finance Authority RB
3.08%, 12/01/34	350	275,885
3.38%, 12/01/40	55	40,928
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	300	204,777
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	50	32,340
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)(c)	153	110,584
3.50%, 04/01/52 (Call 10/01/51)	119	85,203
4.45%, 04/01/22 (Call 10/01/21)	846	630,954
Series B, 2.44%, 04/01/40 (Call 10/01/39)	238	160,166

		1,615,834

Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 Call	268	213,022

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB
Series A, 3.23%, 05/15/50 (Call 11/15/49)	500	339,358
Series A, 3.65%, 08/15/57 (Call 02/15/57)	225	159,010

		498,368

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Series A, Class A, 3.04%, 10/01/49	50	34,298

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	1,085	1,153,455
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	1,055	1,237,644
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	845	637,421

S C H E D U L E O F I N V E S T M E N T S	147

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	$210	$214,547
Series C, 5.75%, 12/15/28	50	49,710
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	1,435	1,634,603
Rutgers The State University of New Jersey RB 3.27%, 05/01/43	200	143,954
Series P, 3.92%, 05/01/19 (Call 11/01/18)	100	64,673
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	500	494,743

		5,630,750

New York — 0.1%
City of New York NY, 5.26%, 10/01/52	75	71,565
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	135	132,501
Series C-1, 5.52%, 10/01/37	450	441,997
Series F1, 6.27%, 12/01/37	250	262,502
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	700	575,938
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	525	610,374
Series 2010-A, 6.67%, 11/15/39	250	247,690
Series A, 5.87%, 11/15/39(c)	100	93,432
Series E, 6.81%, 11/15/40	265	269,361
New York City Municipal Water Finance Authority RB
5.44%, 06/15/43	525	501,485
5.72%, 06/15/42(c)	250	252,533
5.88%, 06/15/44	975	997,837
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	260	256,654
Series C-2, 5.77%, 08/01/36	995	1,007,140
New York City Water & Sewer System RB BAB, 5.95%, 06/15/42(c)	225	232,177
New York State Dormitory Authority RB 2.20%, 03/15/34	1,800	1,305,319
Series F, 3.11%, 02/15/39	150	110,494
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	390	380,441
Series F, 5.63%, 03/15/39	50	50,086
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	100	78,506
Series M, 3.50%, 01/01/42 (Call 01/01/30)	490	359,107
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33 (Call 09/15/28)	250	219,192
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39(c)	175	177,752
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	230	149,945
Series 165, 5.65%, 11/01/40	255	254,008
Series 168, 4.93%, 10/01/51	775	699,978
Series 174, 4.46%, 10/01/62	2,300	1,864,713
Series 181, 4.96%, 08/01/46	100	90,482
Series 192, 4.81%, 10/15/65	145	124,296
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	600	359,717
Series AAA, 1.09%, 07/01/23	500	487,316

		12,664,538

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	435	284,615

Security	Par (000)	Value

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	$175	$173,104
Series B, 8.08%, 02/15/50	650	807,378
JobsOhio Beverage System RB
2.83%, 01/01/38	250	181,621
Series B, 4.53%, 01/01/35	350	322,173
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	395	304,767
Series A, 4.80%, 06/01/11	200	159,257
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	175	163,006
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)	160	109,444
Ohio Water Development Authority Water Pollution
Control Loan Fund RB, Series B-2, 4.88%, 12/01/34 .	50	48,936

		2,269,686

Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	400	354,664
4.62%, 06/01/44	330	293,965
5.09%, 02/01/52	125	113,347

		761,976

Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	100	100,121
Series B, 5.68%, 06/30/28 (NPFGC)	100	100,488
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	200	129,109
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	200	208,009
State of Oregon GO, 5.89%, 06/01/27	340	349,153

		886,880

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	115	76,807
Commonwealth Financing Authority RB, Class A, 2.99%, 06/01/42	710	479,538
Pennsylvania State University (The) RB
2.79%, 09/01/43	500	341,846
2.84%, 09/01/50	250	158,571
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	250	241,091
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	200	115,518

		1,413,371

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	250	235,511

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	200	201,558
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(c)	525	488,585
Series B, 6.00%, 12/01/44	50	52,801
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	50	50,171
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	95	63,088
4.51%, 11/01/51 (Call 11/01/32)	265	220,152

148	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, Class A, 3.14%, 11/01/45	$250	$173,825
Series C, Class C, 2.92%, 11/01/50	1,150	758,111
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	500	357,950
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	855	547,050
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	1,248	1,393,411
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	100	77,707
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	120	89,791
State of Texas GO, 3.21%, 04/01/44 (Call 04/01/29)	650	485,270
State of Texas GO BAB, 5.52%, 04/01/39	1,015	1,023,490
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	400	287,033
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	500	308,420
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/33	500	440,596
First Class, 5.18%, 04/01/30	1,115	1,104,866
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	845	489,618
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	155	144,339

		8,757,832

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	1,120	625,716
Series C, 4.18%, 09/01/17 (Call 03/01/17)	50	35,568

		661,284

Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	30	30,180
State of Washington GO BAB, Series F, 5.14%, 08/01/40	600	576,823

		607,003

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	20	20,251
Series C, 3.15%, 05/01/27	250	230,264

		250,515

Total Municipal Debt Obligations — 0.5% (Cost: $112,958,310)		85,331,852

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 24.7%
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(h)	200	145,154
0.25%, 12/04/23	4,120	3,926,072
2.00%, 04/01/52	2,813	2,221,163
2.50%, 01/01/30	16	14,960
2.50%, 08/01/31	197	182,802
2.50%, 10/01/31	330	305,947
2.50%, 12/01/31	197	182,901
2.50%, 02/01/32	380	352,079
2.50%, 01/01/33	690	637,150

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.75%, 06/19/23	$700	$691,047
3.00%, 05/01/29	17,454	16,825,381
3.00%, 05/01/30	34	31,683
3.00%, 06/01/30	19	18,204
3.00%, 07/01/30	44	41,622
3.00%, 12/01/30	457	429,275
3.00%, 02/01/31	13	11,801
3.00%, 05/01/31	13	12,498
3.00%, 06/01/31	9	8,190
3.00%, 03/01/46	1,878	1,628,704
3.00%, 07/01/46	140	121,715
3.00%, 08/01/46	790	684,947
3.00%, 09/01/46	613	535,242
3.00%, 10/01/46	1,118	970,077
3.00%, 11/01/46	792	686,477
3.00%, 12/01/46	3,090	2,680,575
3.00%, 01/01/47	562	487,537
3.00%, 02/01/47	1,351	1,171,803
3.00%, 05/01/47	357	309,344
3.00%, 06/01/47	1,100	954,276
3.00%, 08/01/47	118	102,691
3.00%, 09/01/47	463	401,720
3.00%, 10/01/47	328	284,123
3.50%, 05/01/32	53	50,193
3.50%, 09/01/32	38	35,779
3.50%, 07/01/33	114	108,528
3.50%, 06/01/34	484	461,003
3.50%, 03/01/38	336	311,305
3.50%, 09/01/38	3	3,167
3.50%, 10/01/42	638	579,362
3.50%, 04/01/43	19	17,253
3.50%, 07/01/43	20	17,884
3.50%, 01/01/44	50	45,087
3.50%, 09/01/44	86	77,874
3.50%, 10/01/44	469	422,210
3.50%, 12/01/45	116	104,279
3.50%, 01/01/46	9	8,489
3.50%, 03/01/46	3,167	2,844,650
3.50%, 05/01/46	88	79,324
3.50%, 07/01/46	99	88,185
3.50%, 08/01/46	121	108,364
3.50%, 09/01/46	58	52,142
3.50%, 11/01/46	24	21,352
3.50%, 12/01/46	1,252	1,123,900
3.50%, 01/01/47	338	303,201
3.50%, 02/01/47	328	294,740
3.50%, 03/01/47	60	53,802
3.50%, 04/01/47	55	49,551
3.50%, 05/01/47	69	61,560
3.50%, 07/01/47	483	433,472
3.50%, 08/01/47	22	19,710
3.50%, 09/01/47	1,196	1,074,249
3.50%, 12/01/47	19	16,805
3.50%, 01/01/48	676	606,825
3.50%, 02/01/48	1,039	930,930
3.50%, 03/01/48	750	672,621
3.50%, 05/01/48	448	401,999
3.50%, 04/01/49	790	704,691
3.50%, 05/01/49	221	197,499
3.50%, 06/01/49	264	235,624

S C H E D U L E O F I N V E S T M E N T S	149

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/50	$4,300	$3,852,886
4.00%, 05/01/33	89	86,595
4.00%, 08/01/42	92	85,724
4.00%, 07/01/44	17	16,058
4.00%, 02/01/45	107	100,197
4.00%, 06/01/45	8	7,724
4.00%, 08/01/45	50	46,705
4.00%, 09/01/45	458	427,733
4.00%, 01/01/46	85	79,673
4.00%, 03/01/46	3	2,735
4.00%, 05/01/46	8	7,777
4.00%, 07/01/46	228	212,979
4.00%, 10/01/46	102	95,679
4.00%, 11/01/46	284	263,750
4.00%, 02/01/47	154	143,003
4.00%, 10/01/47	41	37,739
4.00%, 11/01/47	4	3,736
4.00%, 01/01/48	1,432	1,327,377
4.00%, 02/01/48	452	418,949
4.00%, 06/01/48	447	415,303
4.00%, 07/01/48	375	347,273
4.00%, 08/01/48	138	127,498
4.00%, 09/01/48	101	93,604
4.00%, 12/01/48	357	330,948
4.00%, 01/01/49	250	231,510
4.50%, 02/01/41	54	52,220
4.50%, 05/01/42	70	67,377
4.50%, 01/01/45	42	40,215
4.50%, 01/01/46	55	53,059
4.50%, 04/01/46	9	8,466
4.50%, 05/01/46	6	6,354
4.50%, 07/01/46	2	1,565
4.50%, 09/01/46	576	554,145
4.50%, 05/01/47	46	43,635
4.50%, 06/01/47	27	26,243
4.50%, 05/01/48	294	280,722
4.50%, 06/01/48	142	135,506
4.50%, 07/01/48	125	118,404
4.50%, 10/01/48	820	783,713
4.50%, 12/01/48	198	189,421
4.50%, 01/01/49	243	232,000
4.50%, 10/01/52	15,913	14,981,018
5.00%, 04/01/33	294	293,651
5.00%, 09/01/47	24	23,147
5.00%, 03/01/48	77	75,506
5.00%, 04/01/48	468	457,643
5.00%, 05/01/48	59	57,997
5.00%, 07/01/48	114	111,643
5.00%, 04/01/49	61	59,668
6.25%, 07/15/32	2,355	2,663,270
6.75%, 03/15/31	1,060	1,221,894
Federal National Mortgage Association
0.25%, 07/10/23	10,000	9,691,700
0.50%, 06/17/25	2,000	1,802,260
0.88%, 08/05/30	13,630	10,462,115
1.63%, 01/07/25	10,100	9,479,456
1.75%, 07/02/24	300	286,401
1.88%, 09/24/26	1,025	931,069
2.00%, 01/01/37	2,600	2,282,730
2.00%, 04/01/37	10,524	9,239,853

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.38%, 01/19/23	$490	$487,829
2.50%, 02/05/24	1,220	1,187,987
2.63%, 09/06/24	3,005	2,899,164
3.00%, 02/01/47	381	333,614
3.00%, 02/01/52	12,100	10,313,999
3.50%, 11/01/51	1,319	1,193,539
4.00%, 02/01/47	668	624,096
4.00%, 01/01/57	502	469,181
4.00%, 02/01/57	566	528,348
4.50%, 05/01/52	2,919	2,773,754
4.50%, 10/01/52	11,267	10,646,329
6.25%, 05/15/29	650	716,671
6.63%, 11/15/30	1,170	1,335,473
7.25%, 05/15/30	585	688,697
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	5	4,942
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	4,567	4,248,637
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,750	2,559,242
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	2,950	2,712,002
Series 2018-M3, Class A2, 3.07%, 02/25/30(a)	8,679	7,786,868
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	1,852	1,740,059
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	17,050	13,107,694
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	5,000	3,861,951
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	9,890	7,530,945
Freddie Mac Multifamily Structured Pass Through Certificates
2.12%, 04/25/55 (Call 09/25/29)(a)	15,000	12,804,339
Class A1, 2.55%, 05/25/31 (Call 02/25/32)	2,248	1,965,105
Class A2, 2.25%, 02/25/32 (Call 02/25/32)	3,000	2,404,816
Series A2, 2.28%, 07/25/26 (Call 08/25/26)	9,000	8,223,572
Series K036, Class A2, 3.53%, 10/25/23 (Call 11/25/23)(a)	750	741,303
Series K040, Class A2, 3.24%, 09/25/24 (Call 10/25/24)	3,195	3,101,128
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	6,240	5,967,854
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	1,610	1,546,183
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	3,000	2,838,532
Series K064, Class A2, 3.22%, 03/25/27 (Call 05/25/27)	3,000	2,813,420
Series K069, Class A2, 3.19%, 09/25/27 (Call 10/25/27)(a)	3,000	2,791,363
Series K073, Class A2, 3.35%, 01/25/28 (Call 10/25/28)	1,000	932,743
Series K075, Class A2, 3.65%, 02/25/28 (Call 05/25/28)(a)	3,065	2,895,507
Series K078, Class A2, 3.85%, 06/25/28 (Call 10/25/28)	3,600	3,426,848
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,000	946,545
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	2,000	1,860,046
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	3,000	2,615,208
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	2,000	1,723,881
Series K106, Class A2, 2.07%, 01/25/30 (Call 02/25/30)	3,170	2,624,114

150	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	$3,000	$2,378,882
Series K110, Class A2, 1.48%, 04/25/30 (Call 05/25/30)	660	519,760
Series K116, Class A2, 1.38%, 07/25/30 (Call 09/25/30)	7,091	5,482,611
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	5,000	3,961,670
Series K130, Class A2, 1.72%, 06/25/31 (Call 07/25/31)	3,500	2,718,084
Series K150, 3.71%, 09/25/32	11,000	9,935,403
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	910	790,993
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	720	598,269
Series K730, Class A2, 3.59%, 01/25/25 (Call 02/25/25)(a)	1,998	1,940,172
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,780	2,372,297
Government National Mortgage Association
1.50%, 10/20/51	5,846	4,507,432
1.50%, 11/21/52(n)	8,600	6,730,508
2.00%, 07/20/50	966	799,227
2.00%, 08/20/50	21,047	17,415,640
2.00%, 09/20/50	13,361	11,055,738
2.00%, 11/20/50	6,481	5,362,608
2.00%, 12/20/50	24,392	20,182,987
2.00%, 02/20/51	25,002	20,651,064
2.00%, 10/20/51	45,565	37,522,502
2.00%, 11/20/51	4,808	3,958,003
2.00%, 12/20/51(o)	54,428	44,787,572
2.00%, 01/20/52	14,354	11,807,034
2.00%, 03/20/52	7,934	6,516,360
2.00%, 04/20/52	8,891	7,292,337
2.00%, 11/21/52(n)	10,492	8,616,555
2.50%, 05/20/45	59	50,779
2.50%, 12/20/46	761	657,740
2.50%, 01/20/47	266	230,066
2.50%, 06/20/50	17,282	14,767,107
2.50%, 08/20/50	2,880	2,461,008
2.50%, 09/20/50	4,221	3,607,099
2.50%, 01/20/51	11,885	10,155,628
2.50%, 02/20/51	25,693	21,890,200
2.50%, 05/20/51	23,276	19,809,149
2.50%, 07/20/51	12,095	10,286,010
2.50%, 08/20/51	19,963	16,971,320
2.50%, 11/20/51	41,172	34,964,238
2.50%, 12/20/51	31,480	26,733,158
2.50%, 02/20/52	14,717	12,488,960
2.50%, 03/20/52	7,885	6,679,357
2.50%, 04/20/52	6,936	5,874,127
2.50%, 05/20/52	4,535	3,840,268
2.50%, 07/20/52	1,510	1,281,584
2.50%, 08/20/52	3,946	3,344,153
2.50%, 11/21/52(n)	30,405	25,758,735
3.00%, 01/20/43	633	562,975
3.00%, 03/15/43	8	7,331
3.00%, 11/20/43	21	18,628
3.00%, 12/20/43	25	22,648
3.00%, 03/20/45	1,124	996,315

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/20/45	$1,010	$895,330
3.00%, 06/20/45	80	71,021
3.00%, 07/20/45	992	879,592
3.00%, 10/20/45	232	205,406
3.00%, 11/20/45	25	21,795
3.00%, 12/20/45	48	42,687
3.00%, 02/20/46	816	723,045
3.00%, 03/20/46	6,468	5,732,448
3.00%, 04/20/46	685	606,658
3.00%, 05/20/46	614	544,008
3.00%, 06/20/46	701	623,278
3.00%, 07/20/46	1,024	906,416
3.00%, 08/20/46	1,634	1,448,075
3.00%, 09/20/46	1,255	1,112,474
3.00%, 11/20/46	437	386,981
3.00%, 12/15/46	687	605,058
3.00%, 12/20/46	1,334	1,181,949
3.00%, 02/15/47	958	843,440
3.00%, 02/20/47	609	539,794
3.00%, 03/20/47	143	126,572
3.00%, 06/20/47	447	396,307
3.00%, 07/20/47	39	34,996
3.00%, 10/20/47	1,448	1,283,106
3.00%, 11/20/47	876	776,560
3.00%, 02/20/48	307	271,957
3.00%, 07/20/49	2,466	2,177,819
3.00%, 09/20/49	255	224,682
3.00%, 10/15/49	930	814,895
3.00%, 12/20/49	1,982	1,746,104
3.00%, 01/20/50	13,881	12,228,226
3.00%, 02/20/50	2,834	2,495,684
3.00%, 08/20/50	1,291	1,134,800
3.00%, 08/20/51	9,863	8,621,629
3.00%, 09/20/51	9,090	7,943,660
3.00%, 10/20/51	44,279	38,683,639
3.00%, 11/20/51	21,878	19,106,682
3.00%, 12/20/51	4,776	4,169,994
3.00%, 02/20/52	17,818	15,546,225
3.00%, 05/20/52	3,982	3,461,016
3.00%, 07/20/52	7,898	6,872,129
3.00%, 11/21/52(n)	34,867	30,347,910
3.50%, 09/20/42	513	471,794
3.50%, 10/20/42	9,691	8,908,935
3.50%, 11/20/42	554	509,174
3.50%, 12/20/42	420	386,095
3.50%, 06/15/43	443	408,046
3.50%, 10/20/44	66	61,032
3.50%, 12/20/44	129	118,505
3.50%, 02/20/45	626	575,138
3.50%, 04/20/45	484	442,669
3.50%, 05/20/45	2,196	2,008,683
3.50%, 09/20/45	7,444	6,806,812
3.50%, 10/20/45	57	52,578
3.50%, 11/20/45	470	430,216
3.50%, 12/20/45	463	423,247
3.50%, 03/20/46	1,076	983,732
3.50%, 04/20/46	442	402,628
3.50%, 06/20/46	1,883	1,714,800
3.50%, 11/20/46	56	51,196
3.50%, 12/20/46	642	584,628

S C H E D U L E O F I N V E S T M E N T S	151

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/20/47	$177	$160,960
3.50%, 02/20/47	816	743,311
3.50%, 03/20/47	1,103	1,003,995
3.50%, 04/20/47	189	172,256
3.50%, 05/20/47	11,487	10,451,993
3.50%, 06/20/47	206	187,474
3.50%, 08/20/47	1,378	1,253,685
3.50%, 09/20/47	2,383	2,168,238
3.50%, 10/20/47	9,147	8,324,612
3.50%, 11/20/47	960	873,379
3.50%, 12/15/47	1,475	1,337,065
3.50%, 12/20/47	506	460,776
3.50%, 01/20/48	187	170,287
3.50%, 02/20/48	3,027	2,753,941
3.50%, 04/20/48	2,101	1,911,444
3.50%, 08/20/48	698	634,686
3.50%, 01/20/49	316	287,813
3.50%, 09/20/49	5,816	5,275,200
3.50%, 10/20/49	3,641	3,301,868
3.50%, 12/20/49	1,928	1,748,202
3.50%, 01/20/50	599	542,933
3.50%, 03/20/50	683	618,959
3.50%, 05/20/50	1,462	1,325,689
3.50%, 08/20/50	2,072	1,877,059
3.50%, 11/21/52(n)	72,683	65,044,628
4.00%, 08/20/45	370	347,399
4.00%, 09/20/45	123	115,162
4.00%, 10/20/45	5	4,985
4.00%, 01/20/46	21	19,663
4.00%, 03/20/46	266	250,083
4.00%, 07/20/46	23	21,893
4.00%, 09/20/46	6	5,602
4.00%, 11/20/46	62	57,850
4.00%, 12/15/46	46	43,235
4.00%, 04/20/47	923	863,908
4.00%, 07/20/47	2,197	2,057,027
4.00%, 08/20/47	92	86,472
4.00%, 11/20/47	762	713,811
4.00%, 03/20/48	1,258	1,177,845
4.00%, 04/20/48	614	575,048
4.00%, 05/15/48	148	138,870
4.00%, 05/20/48	1,224	1,145,275
4.00%, 08/20/48	1,195	1,118,024
4.00%, 09/20/48	501	468,334
4.00%, 11/20/48	158	147,721
4.00%, 01/20/49	3,459	3,236,084
4.00%, 02/20/49	6,074	5,682,648
4.00%, 09/15/49	167	156,363
4.00%, 07/20/52	2,206	2,033,545
4.00%, 09/20/52	25,063	23,067,850
4.00%, 11/21/52(n)	51,056	47,042,518
4.50%, 04/15/40	11	10,658
4.50%, 11/20/45	54	51,944
4.50%, 08/20/46	52	50,289
4.50%, 09/20/46	9	8,673
4.50%, 10/20/46	45	43,470
4.50%, 11/20/46	21	20,723
4.50%, 02/20/47	24	23,113
4.50%, 04/20/47	30	28,454
4.50%, 06/20/47	63	60,265

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 07/20/47	$3,028	$2,916,677
4.50%, 10/20/47	31	29,476
4.50%, 04/20/48	458	440,391
4.50%, 06/20/48	442	424,855
4.50%, 07/20/48	474	455,572
4.50%, 08/20/48	385	370,639
4.50%, 12/20/48	572	551,096
4.50%, 01/20/49	11,901	11,446,353
4.50%, 03/20/49	152	146,462
4.50%, 06/20/49	920	885,100
4.50%, 07/20/49	478	459,361
4.50%, 08/20/49	158	151,928
4.50%, 08/20/52	25,342	24,008,142
4.50%, 11/21/52(n)	38,231	36,229,846
5.00%, 07/20/46	15	14,562
5.00%, 03/20/48	101	100,300
5.00%, 04/20/48	308	304,435
5.00%, 05/20/48	136	133,672
5.00%, 11/20/48	163	160,962
5.00%, 12/20/48	223	220,187
5.00%, 01/20/49	441	434,903
5.00%, 04/20/49	39	38,249
5.00%, 05/20/49	58	57,593
5.00%, 06/20/49	1,561	1,538,815
5.00%, 09/20/52	5,812	5,650,399
5.00%, 11/21/52(n)	34,923	33,969,438
5.50%, 04/20/48	21	22,032
5.50%, 11/21/52(n)	13,000	12,933,914
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	3,516	2,995,356
1.50%, 10/01/36	3,477	2,963,527
1.50%, 11/01/36	3,264	2,783,796
1.50%, 02/01/37	21,991	18,732,755
1.50%, 03/01/37	34,075	29,004,659
1.50%, 04/01/37	4,697	3,997,699
1.50%, 08/01/37	1,340	1,141,612
1.50%, 11/15/37(n)	25,574	21,754,192
1.50%, 11/01/50	4,667	3,472,805
1.50%, 04/01/51	4,778	3,558,160
1.50%, 05/01/51	28,215	21,007,582
1.50%, 07/01/51	20,883	15,547,220
1.50%, 11/01/51	14,337	10,665,678
1.50%, 11/15/52(n)	17,075	12,680,189
2.00%, 12/01/35	9,274	8,157,076
2.00%, 02/01/36	50,951	44,810,103
2.00%, 03/01/36	9,753	8,566,261
2.00%, 05/01/36	15,067	13,223,926
2.00%, 06/01/36	12,520	10,983,250
2.00%, 07/01/36	1,252	1,098,376
2.00%, 08/01/36	12,140	10,650,392
2.00%, 09/01/36	20,375	17,874,144
2.00%, 10/01/36	4,149	3,639,804
2.00%, 11/01/36	9,796	8,597,873
2.00%, 12/01/36	14,362	12,602,335
2.00%, 01/01/37	22,840	20,044,455
2.00%, 02/01/37	20,970	18,396,849
2.00%, 04/01/37	34,823	30,528,428
2.00%, 05/01/37	21,297	18,671,049
2.00%, 06/01/37	20,036	17,565,530
2.00%, 11/16/37(n)	948	830,016

152	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 05/01/50	$14,908	$11,857,507
2.00%, 07/01/50	12,863	10,199,733
2.00%, 08/01/50	6,281	4,979,014
2.00%, 09/01/50	21,044	16,675,409
2.00%, 10/01/50	19,952	15,810,787
2.00%, 11/01/50	7,186	5,692,535
2.00%, 12/01/50	5,024	3,981,744
2.00%, 01/01/51	23,049	18,247,316
2.00%, 02/01/51	27,538	21,790,100
2.00%, 03/01/51	31,888	25,228,866
2.00%, 03/01/51(o)	56,873	44,987,746
2.00%, 04/01/51	29,467	23,301,606
2.00%, 05/01/51	32,145	25,423,656
2.00%, 06/01/51	41,695	32,911,920
2.00%, 07/01/51	19,757	15,615,904
2.00%, 08/01/51(o)	51,632	40,801,992
2.00%, 08/01/51	2,917	2,302,783
2.00%, 10/01/51	93,421	73,771,785
2.00%, 11/01/51	100,461	79,321,663
2.00%, 12/01/51	68,552	54,139,806
2.00%, 12/01/51(o)	60,142	47,487,346
2.00%, 01/01/52	107,656	85,063,424
2.00%, 02/01/52	79,242	62,456,686
2.00%, 03/01/52	24,001	18,907,573
2.00%, 11/14/52(n)	120,210	94,702,679
2.50%, 12/01/29	59	56,001
2.50%, 03/01/30	79	73,906
2.50%, 07/01/30	77	72,088
2.50%, 08/01/30	22	20,704
2.50%, 12/01/30	29	26,623
2.50%, 01/01/31	22	20,805
2.50%, 05/01/31	2,244	2,080,404
2.50%, 09/01/31	250	231,807
2.50%, 10/01/31	1,706	1,593,702
2.50%, 12/01/31	414	383,884
2.50%, 01/01/32	1,750	1,622,854
2.50%, 02/01/32	361	334,480
2.50%, 03/01/32	350	324,192
2.50%, 04/01/32	2,320	2,150,451
2.50%, 10/01/32	57	52,596
2.50%, 01/01/33	2,510	2,348,273
2.50%, 11/01/34	2,488	2,257,960
2.50%, 07/01/35	2,871	2,604,673
2.50%, 10/01/35	14,399	13,061,312
2.50%, 03/01/36	9,000	8,132,520
2.50%, 05/01/36	17,576	15,882,355
2.50%, 06/01/36	9,245	8,353,660
2.50%, 07/01/36	17,045	15,402,543
2.50%, 08/01/36	2,525	2,281,515
2.50%, 03/01/37	7,795	7,033,636
2.50%, 04/01/37	2,259	2,038,244
2.50%, 05/01/37	459	413,887
2.50%, 11/15/37(n)	37,087	33,410,840
2.50%, 04/01/47	1,015	849,341
2.50%, 06/01/50	1,037	851,435
2.50%, 07/01/50	1,863	1,549,012
2.50%, 08/01/50	2,427	2,009,056
2.50%, 09/01/50	15,085	12,481,523
2.50%, 10/01/50	12,398	10,263,583
2.50%, 11/01/50	29,168	24,017,998

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/50	$30,560	$25,108,710
2.50%, 01/01/51	12,734	10,482,793
2.50%, 02/01/51	2,333	1,924,785
2.50%, 03/01/51	11,547	9,511,894
2.50%, 04/01/51	2,860	2,346,025
2.50%, 07/01/51	24,038	19,787,498
2.50%, 08/01/51	45,588	37,672,853
2.50%, 09/01/51	51,493	42,326,338
2.50%, 10/01/51	27,234	22,376,581
2.50%, 11/01/51	32,090	26,371,403
2.50%, 11/10/51(n)	112,469	92,032,054
2.50%, 12/01/51	89,106	73,197,654
2.50%, 01/01/52	82,446	67,705,818
2.50%, 02/01/52	13,711	11,264,989
2.50%, 03/01/52	102,969	84,399,003
2.50%, 04/01/52	52,044	42,660,608
2.50%, 05/01/52	979	804,373
3.00%, 10/01/27	45	43,535
3.00%, 03/01/30	10,967	10,530,383
3.00%, 04/01/30	67	62,680
3.00%, 07/01/30	57	53,212
3.00%, 08/01/30	212	198,858
3.00%, 09/01/30	290	271,537
3.00%, 10/01/30	129	121,268
3.00%, 11/01/30	26	24,764
3.00%, 12/01/30	67	63,284
3.00%, 01/01/31	1,167	1,094,120
3.00%, 02/01/31	441	413,010
3.00%, 03/01/31	136	127,106
3.00%, 04/01/31	47	43,707
3.00%, 06/01/31	294	276,057
3.00%, 09/01/31	111	103,751
3.00%, 10/01/31	28	26,289
3.00%, 01/01/32	340	318,260
3.00%, 02/01/32	1,111	1,040,630
3.00%, 03/01/32	43	40,593
3.00%, 06/01/32	356	333,568
3.00%, 08/01/32	218	204,134
3.00%, 11/01/32	356	333,411
3.00%, 12/01/32	570	534,218
3.00%, 02/01/33	411	385,424
3.00%, 10/01/33	314	293,117
3.00%, 07/01/34	202	187,232
3.00%, 09/01/34	9,891	9,180,460
3.00%, 11/01/34	245	227,001
3.00%, 12/01/34	1,968	1,826,919
3.00%, 03/01/35	582	540,564
3.00%, 07/01/35	468	434,340
3.00%, 10/01/35	2,797	2,593,090
3.00%, 12/01/35	3,119	2,831,734
3.00%, 01/01/37	201	182,200
3.00%, 07/01/37	4,778	4,398,177
3.00%, 11/15/37(n)	35,972	33,077,698
3.00%, 11/01/42	95	83,393
3.00%, 12/01/42	243	212,534
3.00%, 03/01/43	251	219,464
3.00%, 09/01/43	236	206,954
3.00%, 01/01/44	329	287,873
3.00%, 10/01/44	3,088	2,702,294
3.00%, 01/01/45	105	91,773

S C H E D U L E O F I N V E S T M E N T S	153

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/45	$799	$699,551
3.00%, 05/01/45	344	300,846
3.00%, 11/01/45	37	32,243
3.00%, 07/01/46	4,513	3,909,943
3.00%, 08/01/46	576	498,325
3.00%, 10/01/46	43	37,033
3.00%, 11/01/46	4,666	4,042,493
3.00%, 12/01/46	5,324	4,612,680
3.00%, 01/01/47	1,677	1,453,075
3.00%, 02/01/47	2,431	2,106,257
3.00%, 03/01/47	1,667	1,443,822
3.00%, 05/01/47	50	43,608
3.00%, 07/01/47	770	666,897
3.00%, 08/01/47	264	228,635
3.00%, 12/01/47	360	311,557
3.00%, 03/01/48	297	256,835
3.00%, 04/01/48	14,341	12,550,693
3.00%, 02/01/49	28,207	24,438,600
3.00%, 09/01/49	1,993	1,710,725
3.00%, 11/01/49	300	257,165
3.00%, 12/01/49	2,144	1,839,607
3.00%, 02/01/50	615	528,104
3.00%, 03/01/50	1,293	1,109,643
3.00%, 04/01/50	2,640	2,263,117
3.00%, 05/01/50	597	511,708
3.00%, 06/01/50	11,730	10,049,782
3.00%, 07/01/50	1,434	1,223,321
3.00%, 08/01/50	15,242	13,111,286
3.00%, 10/01/50	8,413	7,204,843
3.00%, 01/01/51	4,491	3,844,105
3.00%, 04/01/51	31,919	27,286,154
3.00%, 05/01/51	5,172	4,454,124
3.00%, 06/01/51	22,274	19,027,455
3.00%, 07/01/51	24,510	20,885,149
3.00%, 08/01/51	14,875	12,721,223
3.00%, 11/01/51	9,009	7,681,959
3.00%, 03/01/52	20,077	17,067,578
3.00%, 04/01/52	60,469	51,425,191
3.00%, 05/01/52	23,407	19,898,066
3.00%, 11/14/52(n)	103,801	88,206,522
3.50%, 01/01/27	3	2,457
3.50%, 12/01/29	9	8,870
3.50%, 07/01/30	159	151,720
3.50%, 10/01/30	16	15,228
3.50%, 03/01/31	104	98,830
3.50%, 06/01/31	125	119,103
3.50%, 01/01/32	67	63,987
3.50%, 05/01/32	98	93,887
3.50%, 06/01/32	125	119,106
3.50%, 07/01/32	60	57,471
3.50%, 08/01/32	32	30,059
3.50%, 09/01/32	228	217,427
3.50%, 10/01/32	97	90,824
3.50%, 11/01/32	69	64,523
3.50%, 03/01/33	273	260,743
3.50%, 04/01/33	352	330,867
3.50%, 05/01/33	169	161,116
3.50%, 06/01/33	460	438,495
3.50%, 02/01/34	2,173	2,071,174
3.50%, 07/01/34	698	681,971

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/34	$516	$490,630
3.50%, 01/01/35	343	326,730
3.50%, 11/15/37(n)	32,451	30,488,729
3.50%, 10/01/44	459	415,702
3.50%, 02/01/45	341	309,060
3.50%, 03/01/45	110	99,024
3.50%, 05/01/45	48	43,471
3.50%, 07/01/45	18,712	16,789,131
3.50%, 08/01/45	231	207,131
3.50%, 10/01/45	140	127,092
3.50%, 11/01/45	62	55,486
3.50%, 12/01/45	1,106	992,218
3.50%, 01/01/46	541	489,005
3.50%, 02/01/46	232	207,904
3.50%, 03/01/46	1,172	1,057,611
3.50%, 04/01/46	15	13,639
3.50%, 05/01/46	34	30,503
3.50%, 06/01/46	40	35,998
3.50%, 07/01/46	141	126,165
3.50%, 08/01/46	111	99,254
3.50%, 09/01/46	299	267,705
3.50%, 10/01/46	377	337,896
3.50%, 11/01/46	70	62,892
3.50%, 12/01/46	2,385	2,137,134
3.50%, 01/01/47	2,261	2,027,693
3.50%, 02/01/47	147	131,204
3.50%, 04/01/47	361	322,920
3.50%, 05/01/47	252	226,281
3.50%, 06/01/47	353	316,315
3.50%, 07/01/47	3,809	3,413,595
3.50%, 08/01/47	484	433,734
3.50%, 09/01/47	25,474	22,830,202
3.50%, 10/01/47	10,818	9,696,284
3.50%, 11/01/47	7,526	6,746,231
3.50%, 12/01/47	361	323,608
3.50%, 01/01/48	2,116	1,897,137
3.50%, 02/01/48	9,965	8,930,689
3.50%, 03/01/48	132	118,153
3.50%, 04/01/48	756	676,954
3.50%, 05/01/48	108	97,283
3.50%, 06/01/48	541	484,444
3.50%, 07/01/48	1,001	897,676
3.50%, 11/01/48	194	174,165
3.50%, 01/01/49	992	889,111
3.50%, 02/01/49	2,918	2,616,054
3.50%, 03/01/49	379	337,456
3.50%, 04/01/49	222	197,457
3.50%, 06/01/49	28,143	25,206,805
3.50%, 07/01/49	2,158	1,923,041
3.50%, 09/01/49	9,928	8,845,109
3.50%, 04/01/50	1,353	1,205,058
3.50%, 05/01/50	17,697	15,682,080
3.50%, 02/01/51	24,517	21,843,475
3.50%, 10/01/51	6,244	5,595,193
3.50%, 05/01/52	9,877	8,692,376
3.50%, 06/01/52	30,917	27,249,945
3.50%, 07/01/52	3,802	3,362,171
3.50%, 11/14/52(n)	85,820	75,420,138
4.00%, 07/01/29	175	169,607
4.00%, 07/01/32	234	227,002

154	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/01/33	$276	$267,366
4.00%, 06/01/33	119	115,160
4.00%, 07/01/33	79	76,839
4.00%, 12/01/33	545	529,175
4.00%, 11/15/37(n)	9,262	8,844,486
4.00%, 06/01/38	78	73,806
4.00%, 06/01/42	2,192	2,053,023
4.00%, 10/01/44	5	4,511
4.00%, 12/01/44	79	73,628
4.00%, 01/01/45	631	589,712
4.00%, 02/01/45	209	195,181
4.00%, 03/01/45	181	169,012
4.00%, 05/01/45	111	103,769
4.00%, 06/01/45	372	347,269
4.00%, 07/01/45	29	26,683
4.00%, 08/01/45	22	20,314
4.00%, 09/01/45	36	34,016
4.00%, 01/01/46	44	41,011
4.00%, 04/01/46	9	8,048
4.00%, 06/01/46	1,100	1,026,662
4.00%, 07/01/46	174	160,765
4.00%, 08/01/46	9	8,554
4.00%, 10/01/46	209	194,985
4.00%, 02/01/47	121	112,828
4.00%, 03/01/47	144	131,482
4.00%, 04/01/47	398	369,132
4.00%, 05/01/47	209	193,827
4.00%, 06/01/47	223	206,337
4.00%, 07/01/47	1,869	1,730,327
4.00%, 08/01/47	477	440,626
4.00%, 09/01/47	2,666	2,470,183
4.00%, 10/01/47	1,261	1,171,047
4.00%, 11/01/47	371	343,374
4.00%, 12/01/47	420	390,228
4.00%, 01/01/48	1,318	1,221,661
4.00%, 04/01/48	262	242,173
4.00%, 05/01/48	16,479	15,253,676
4.00%, 06/01/48	5,704	5,281,876
4.00%, 07/01/48	34	31,071
4.00%, 09/01/48	8,164	7,557,653
4.00%, 10/01/48	410	379,223
4.00%, 11/01/48	453	419,110
4.00%, 12/01/48	250	231,021
4.00%, 01/01/49	229	211,666
4.00%, 02/01/49	145	133,978
4.00%, 03/01/49	763	705,236
4.00%, 04/01/49	783	723,263
4.00%, 05/01/49	576	532,742
4.00%, 06/01/49	1,069	988,706
4.00%, 07/01/49	14,557	13,473,839
4.00%, 12/01/49	315	291,270
4.00%, 02/01/50	104	95,967
4.00%, 04/01/50	29,815	27,534,552
4.00%, 05/01/50	5,674	5,213,225
4.00%, 05/01/52	10,701	9,743,494
4.00%, 06/01/52	13,478	12,274,080
4.00%, 07/01/52	9,801	8,924,800
4.00%, 08/01/52	36,624	33,348,349
4.00%, 09/01/52	5,983	5,447,001
4.00%, 11/14/52(n)	77,281	70,239,557

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 11/15/37(n)	$960	$933,075
4.50%, 06/01/41	12	12,185
4.50%, 01/01/42	9	9,318
4.50%, 09/01/42	44	42,102
4.50%, 08/01/43	122	118,254
4.50%, 04/01/44	142	137,023
4.50%, 02/01/45	48	46,803
4.50%, 08/01/45	61	58,714
4.50%, 12/01/45	51	49,197
4.50%, 02/01/46	392	379,248
4.50%, 08/01/46	4	4,247
4.50%, 10/01/46	16	14,747
4.50%, 01/01/47	5	4,681
4.50%, 03/01/47	100	95,340
4.50%, 04/01/47	335	319,924
4.50%, 06/01/47	95	90,569
4.50%, 10/01/47	465	445,171
4.50%, 01/01/48	663	634,520
4.50%, 02/01/48	667	637,586
4.50%, 03/01/48	117	111,858
4.50%, 04/01/48	27	25,922
4.50%, 05/01/48	165	157,468
4.50%, 06/01/48	194	184,881
4.50%, 07/01/48	72	68,941
4.50%, 08/01/48	782	746,812
4.50%, 10/01/48	865	826,025
4.50%, 11/01/48	297	283,805
4.50%, 12/01/48	1,194	1,139,318
4.50%, 01/01/49	432	412,267
4.50%, 02/01/49	479	457,423
4.50%, 04/01/49	1,024	978,108
4.50%, 05/01/49	736	701,351
4.50%, 05/01/52	241	226,097
4.50%, 06/01/52	16,780	15,748,210
4.50%, 07/01/52	3,352	3,149,624
4.50%, 08/01/52	7,385	6,938,927
4.50%, 09/01/52	9,054	8,497,586
4.50%, 11/14/52(n)	88,209	82,737,285
5.00%, 11/15/37(n)	293	291,146
5.00%, 06/01/39	8	7,887
5.00%, 02/01/41	24	23,903
5.00%, 04/01/41	375	374,577
5.00%, 10/01/41	12	12,378
5.00%, 01/01/42	46	45,482
5.00%, 05/01/42	26	26,426
5.00%, 09/01/47	21	20,837
5.00%, 03/01/48	208	203,058
5.00%, 04/01/48	614	600,258
5.00%, 05/01/48	87	84,882
5.00%, 07/01/48	166	162,284
5.00%, 09/01/48	122	119,314
5.00%, 01/01/49	296	289,666
5.00%, 04/01/49	653	638,417
5.00%, 08/01/52	222	216,275
5.00%, 11/15/52(n)	72,871	70,266,853
5.50%, 09/01/41	662	671,995
5.50%, 01/01/47	527	538,194
5.50%, 11/15/52(n)	42,863	42,275,077
6.00%, 07/01/41	92	95,171

S C H E D U L E O F I N V E S T M E N T S	155

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 02/01/49	$233	$241,463

		4,495,036,159

U.S. Government Agency Obligations — 0.1%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	55	52,389
Federal Home Loan Banks
1.50%, 08/15/24	150	142,065
2.50%, 12/08/23	550	536,684
2.50%, 12/10/27	250	228,123
2.75%, 12/13/24	1,140	1,096,019
2.88%, 09/13/24	250	241,997
3.00%, 12/09/22	1,520	1,517,857
3.00%, 03/10/28	60	55,873
3.13%, 06/13/25	2,805	2,710,836
3.13%, 09/12/25	1,075	1,032,419
3.25%, 06/09/28	170	159,996
3.25%, 11/16/28	1,205	1,132,772
3.38%, 09/08/23	200	197,492
5.50%, 07/15/36	3,285	3,484,892
Tennessee Valley Authority
0.75%, 05/15/25	50	45,442
1.50%, 09/15/31	400	309,128
2.88%, 09/15/24	350	338,621
3.50%, 12/15/42	390	302,831
5.25%, 09/15/39	890	912,197
5.88%, 04/01/36	580	631,835
7.13%, 05/01/30	145	167,904
Series A, 2.88%, 02/01/27	250	235,203
Series E, 6.75%, 11/01/25	115	121,722

		15,654,297

U.S. Government Obligations — 35.7%
U.S. Treasury Note/Bond
0.13%, 10/15/23	33,190	31,788,500
0.13%, 12/15/23	78,750	74,892,481
0.13%, 01/15/24	148,120	140,251,125
0.13%, 02/15/24	28,800	27,181,125
0.25%, 11/15/23	24,200	23,127,070
0.25%, 03/15/24	47,100	44,358,633
0.25%, 05/15/24	69,200	64,702,000
0.25%, 06/15/24	46,100	42,963,039
0.25%, 05/31/25	3,150	2,829,094
0.25%, 06/30/25	30,000	26,910,937
0.25%, 07/31/25	30,000	26,786,719
0.25%, 08/31/25	38,250	34,018,594
0.25%, 09/30/25	51,000	45,278,437
0.25%, 10/31/25	37,800	33,408,703
0.38%, 04/15/24	85,200	80,088,000
0.38%, 07/15/24	30,300	28,214,508
0.38%, 08/15/24	28,100	26,073,727
0.38%, 09/15/24	74,700	69,155,859
0.38%, 04/30/25	21,000	19,018,125
0.38%, 11/30/25	73,250	64,774,746
0.38%, 12/31/25	124,500	109,832,344
0.38%, 01/31/26	127,800	112,284,281
0.38%, 09/30/27	29,500	24,459,649
0.50%, 11/30/23	10,100	9,661,676
0.50%, 02/28/26	88,500	77,845,430
0.50%, 04/30/27	13,000	11,003,281
0.50%, 05/31/27	3,500	2,953,398
0.50%, 08/31/27	22,000	18,414,687

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.50%, 10/31/27	$27,600	$22,955,437
0.63%, 10/15/24	61,500	57,072,480
0.63%, 07/31/26	32,000	27,880,000
0.63%, 03/31/27	2,000	1,706,719
0.63%, 11/30/27	38,500	32,150,508
0.63%, 12/31/27	64,100	53,378,274
0.63%, 05/15/30	11,500	8,937,656
0.63%, 08/15/30	20,000	15,453,125
0.75%, 12/31/23	2,900	2,771,652
0.75%, 11/15/24	98,360	91,175,110
0.75%, 03/31/26	30,000	26,550,000
0.75%, 04/30/26	33,500	29,563,750
0.75%, 05/31/26	16,500	14,522,578
0.75%, 08/31/26	28,700	25,060,930
0.75%, 01/31/28	137,400	114,932,954
0.88%, 06/30/26	52,000	45,861,563
0.88%, 09/30/26	37,300	32,654,984
0.88%, 11/15/30	54,825	43,131,855
1.00%, 12/15/24	93,040	86,541,737
1.00%, 07/31/28	37,100	30,987,195
1.13%, 01/15/25	129,050	119,966,090
1.13%, 02/28/25	18,600	17,231,156
1.13%, 10/31/26	54,000	47,650,782
1.13%, 02/29/28	72,400	61,607,875
1.13%, 08/31/28	43,400	36,411,922
1.13%, 02/15/31	57,000	45,591,094
1.13%, 05/15/40	116,600	69,595,625
1.13%, 08/15/40	20,800	12,304,500
1.25%, 08/31/24	6,950	6,545,217
1.25%, 11/30/26	36,900	32,668,031
1.25%, 12/31/26	50,500	44,621,484
1.25%, 03/31/28	57,000	48,739,453
1.25%, 04/30/28	34,400	29,350,188
1.25%, 05/31/28	45,100	38,426,609
1.25%, 06/30/28	86,400	73,413,000
1.25%, 09/30/28	102,900	86,829,915
1.25%, 08/15/31	64,700	51,466,828
1.25%, 05/15/50	37,200	19,163,812
1.38%, 01/31/25	18,800	17,570,656
1.38%, 08/31/26	5,600	5,012,438
1.38%, 10/31/28	36,600	31,064,250
1.38%, 12/31/28	39,580	33,528,589
1.38%, 11/15/31	101,850	81,320,859
1.38%, 11/15/40	27,620	17,059,666
1.38%, 08/15/50	21,000	11,195,625
1.50%, 10/31/24	14,400	13,575,938
1.50%, 11/30/24	7,300	6,864,852
1.50%, 02/15/25	41,500	38,802,500
1.50%, 08/15/26	15,270	13,740,614
1.50%, 01/31/27	43,140	38,448,525
1.50%, 11/30/28	79,800	68,135,485
1.63%, 10/31/23	11,600	11,257,891
1.63%, 02/15/26	35,450	32,428,442
1.63%, 05/15/26	15,300	13,923,000
1.63%, 08/15/29	24,600	20,967,656
1.63%, 05/15/31	81,310	67,233,206
1.63%, 11/15/50	42,650	24,397,133
1.75%, 06/30/24	13,600	12,977,375
1.75%, 07/31/24	5,400	5,141,602
1.75%, 12/31/24	21,300	20,126,836

156	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 03/15/25	$10,000	$9,394,531
1.75%, 01/31/29	31,500	27,215,508
1.75%, 11/15/29	5,100	4,379,625
1.75%, 08/15/41	45,700	29,819,250
1.88%, 08/31/24	18,800	17,908,469
1.88%, 07/31/26	20,000	18,279,688
1.88%, 02/28/27	28,000	25,335,625
1.88%, 02/28/29	31,000	26,977,266
1.88%, 02/15/32	109,900	91,457,406
1.88%, 02/15/41	63,000	42,613,594
1.88%, 02/15/51	75,000	45,937,500
1.88%, 11/15/51	77,900	47,458,141
2.00%, 05/31/24	39,250	37,672,334
2.00%, 06/30/24	7,700	7,376,059
2.00%, 02/15/25	32,562	30,803,593
2.00%, 08/15/25	44,200	41,368,437
2.00%, 11/15/26	31,850	29,080,543
2.00%, 11/15/41	42,240	28,802,400
2.00%, 02/15/50	23,000	14,630,156
2.00%, 08/15/51	64,700	40,771,109
2.13%, 11/30/23	7,000	6,814,063
2.13%, 02/29/24	9,500	9,190,508
2.13%, 03/31/24	12,900	12,457,066
2.13%, 07/31/24	1,500	1,437,539
2.13%, 11/30/24	5,000	4,761,328
2.13%, 05/15/25	24,900	23,495,484
2.13%, 05/31/26	3,000	2,775,938
2.25%, 12/31/23	30,400	29,577,063
2.25%, 01/31/24	5,100	4,951,383
2.25%, 04/30/24	11,300	10,907,590
2.25%, 11/15/24	3,340	3,194,136
2.25%, 12/31/24	9,250	8,822,188
2.25%, 11/15/25	22,250	20,873,281
2.25%, 02/15/27	36,050	33,123,754
2.25%, 08/15/27	32,050	29,243,121
2.25%, 11/15/27	44,730	40,648,387
2.25%, 05/15/41	36,000	25,965,000
2.25%, 08/15/46	55,700	37,701,937
2.25%, 08/15/49	26,000	17,663,750
2.25%, 02/15/52	60,630	40,669,467
2.38%, 02/29/24	45,500	44,177,656
2.38%, 08/15/24	22,200	21,346,687
2.38%, 05/15/27	23,880	21,986,391
2.38%, 03/31/29	32,350	28,983,578
2.38%, 05/15/29	37,500	33,568,359
2.38%, 02/15/42	35,900	26,218,219
2.38%, 11/15/49	19,000	13,282,187
2.38%, 05/15/51	40,000	27,693,750
2.50%, 01/31/24	69,500	67,670,196
2.50%, 04/30/24	5,450	5,281,391
2.50%, 05/15/24	41,050	39,735,117
2.50%, 05/31/24	54,000	52,249,219
2.50%, 01/31/25	7,300	6,987,469
2.50%, 02/28/26	14,000	13,172,031
2.50%, 03/31/27	38,000	35,259,844
2.50%, 02/15/45	53,850	38,746,758
2.50%, 02/15/46	47,345	33,844,063
2.50%, 05/15/46	26,163	18,661,863
2.63%, 12/31/23	52,000	50,840,156
2.63%, 04/15/25	20,000	19,148,438

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.63%, 12/31/25	$18,100	$17,146,922
2.63%, 01/31/26	15,100	14,282,477
2.63%, 05/31/27	20,000	18,642,188
2.63%, 02/15/29	24,689	22,482,421
2.63%, 07/31/29	23,470	21,313,694
2.75%, 02/15/24	49,200	48,012,281
2.75%, 02/28/25	9,300	8,946,891
2.75%, 05/15/25	20,000	19,182,813
2.75%, 06/30/25	10,000	9,581,250
2.75%, 08/31/25	13,500	12,891,445
2.75%, 07/31/27	10,000	9,349,219
2.75%, 02/15/28	17,700	16,425,047
2.75%, 05/31/29	22,410	20,522,658
2.75%, 08/15/32	41,500	37,161,953
2.75%, 08/15/42	9,450	7,303,078
2.75%, 11/15/42	12,800	9,860,000
2.75%, 08/15/47	18,800	14,100,000
2.75%, 11/15/47	17,300	12,977,703
2.88%, 11/30/23	5,700	5,593,793
2.88%, 04/30/25	19,900	19,153,750
2.88%, 05/31/25	20,400	19,601,531
2.88%, 06/15/25	34,480	33,146,594
2.88%, 07/31/25	10,000	9,595,313
2.88%, 11/30/25	16,800	16,055,813
2.88%, 05/15/28	32,000	29,785,000
2.88%, 08/15/28	47,650	44,258,660
2.88%, 04/30/29	28,460	26,281,031
2.88%, 05/15/32	73,000	66,179,062
2.88%, 05/15/43	8,800	6,894,250
2.88%, 08/15/45	12,950	9,971,500
2.88%, 11/15/46	64,050	49,248,445
2.88%, 05/15/49	2,000	1,557,188
2.88%, 05/15/52	62,700	48,690,469
3.00%, 06/30/24	46,000	44,799,687
3.00%, 07/31/24	39,700	38,642,367
3.00%, 07/15/25	23,500	22,635,274
3.00%, 09/30/25	12,100	11,627,344
3.00%, 10/31/25	38,250	36,714,023
3.00%, 05/15/42	5,950	4,819,500
3.00%, 11/15/44	23,335	18,449,234
3.00%, 05/15/45	12,200	9,620,844
3.00%, 11/15/45	14,300	11,261,250
3.00%, 02/15/47	18,950	14,896,477
3.00%, 05/15/47	16,950	13,326,937
3.00%, 02/15/48	16,000	12,632,500
3.00%, 08/15/48	18,150	14,403,727
3.00%, 08/15/52	22,000	17,627,500
3.13%, 08/15/25	46,700	45,101,984
3.13%, 08/31/27	31,000	29,508,125
3.13%, 11/15/28	500	469,844
3.13%, 08/31/29	58,500	54,834,609
3.13%, 11/15/41	7,510	6,229,780
3.13%, 02/15/42	5,850	4,856,414
3.13%, 02/15/43	9,000	7,371,563
3.13%, 08/15/44	6,380	5,163,813
3.13%, 05/15/48	4,300	3,487,031
3.25%, 08/31/24(c)	4,000	3,909,063
3.25%, 06/30/27	16,000	15,311,250
3.25%, 06/30/29	37,000	34,941,875
3.25%, 05/15/42	8,050	6,808,539

S C H E D U L E O F I N V E S T M E N T S	157

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
3.38%, 08/15/42	$8,400		$7,250,250
3.38%, 05/15/44	1,870		1,581,027
3.50%, 09/15/25	46,600		45,435,000
3.50%, 02/15/39	3,750		3,403,125
3.63%, 08/15/43	16,500		14,628,281
3.63%, 02/15/44	3,700		3,265,250
3.75%, 08/15/41	9,000		8,247,656
3.75%, 11/15/43	7,000		6,317,500
3.88%, 09/30/29	7,000		6,877,500
3.88%, 08/15/40	3,400		3,193,344
4.00%, 10/31/29	10,500		10,403,203
4.13%, 09/30/27(c)	33,800		33,615,156
4.25%, 09/30/24	15,900		15,819,879
4.25%, 11/15/40	3,500		3,452,969
4.38%, 02/15/38	1,000		1,016,719
4.38%, 11/15/39	3,000		3,022,031
4.38%, 05/15/40	3,650		3,669,961
4.38%, 05/15/41	7,600		7,607,125
4.50%, 02/15/36	3,400		3,539,719
4.50%, 05/15/38	2,900		2,986,547
4.50%, 08/15/39	10,000		10,254,688
4.63%, 02/15/40	2,050		2,129,438
4.75%, 02/15/41	4,350		4,574,977
5.00%, 05/15/37	21,500		23,351,016
5.25%, 11/15/28	10,500		11,000,391
5.25%, 02/15/29	1,700		1,785,398
5.50%, 08/15/28	5,500		5,827,852
6.00%, 02/15/26	1,700		1,777,297
6.38%, 08/15/27	3,400		3,690,859
6.50%, 11/15/26	1,000		1,076,719
6.63%, 02/15/27	2,000		2,171,719

			6,490,946,572

Total U.S. Government & Agency Obligations — 60.5% (Cost: $12,548,409,066)			11,001,637,028

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(i)(j)	0	(l)	704

Total Common Stocks — 0.0% (Cost $49,536)			704

Total Long-Term Investments — 99.5% (Cost: $21,068,006,094)			18,083,713,707

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(p)(q)	1,112,967		1,112,744,206
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(p)(q)(r)	227,938		227,937,785

Total Short-Term Securities — 7.4% (Cost: $1,340,780,981)			1,340,681,991

Total Investments Before TBA Sales Commitments — 106.9% (Cost: $22,408,787,075)			19,424,395,698

Security	Par (000)	Value

TBA Sales Commitments(n)

Mortgage-Backed Securities — (0.5)%
Government National Mortgage Association, 4.50%, 11/21/52	$(11,750)	$(11,134,961)
Uniform Mortgage-Backed Securities
2.00%, 11/14/52	(52,825)	(41,616,195)
3.00%, 11/14/52	(12,100)	(10,282,164)
3.50%, 11/14/52	(12,775)	(11,226,897)
4.50%, 11/14/52	(14,186)	(13, 306,025)

Total TBA Sales Commitments — (0.5)% (Proceeds: $(87,095,038))		(87,566,242)

Total Investments, Net of TBA Sales Commitments — 106.4% (Cost: $22,321,692,037)		19,336 ,829,456

Liabilities in Excess of Other Assets — (6.4)%		(1,166,613,043)

Net Assets — 100.0%		$18,170,216,413

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Zero-coupon bond.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Non-income producing security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Rounds to less than 1,000.
(m)	U.S. dollar denominated security issued by foreign domiciled entity.
(n)	Represents or includes a TBA transaction.
(o)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.

158	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® Core Total USD Bond Market ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,419,780,921	$—		$(305,985,421	)(a)	$(859,131)	$(192,163)	$1,112,744,206	1,112,967	$10,860,410		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	211,172,797	16,764,988	(a)	—		—	—	227,937,785	227,938	1,188,139	(b)	—

						$(859,131)	$(192,163)	$1,340,681,991		$12,048,549		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$51,583,415	$—	$51,583,415
Collaterized Mortgage Obligations	—	160,257,691	—	160,257,691
Corporate Bonds & Notes	—	5,939,826,503	—	5,939,826,503
Foreign Government Obligations	—	845,076,514	—	845,076,514
Municipal Debt Obligations	—	85,331,852	—	85,331,852
U.S. Government & Agency Obligations	—	11,001,637,028	—	11,001,637,028
Common Stocks	—	—	704	704
Money Market Funds	1,340,681,991	—	—	1,340,681,991

	1,340,681,991	18,083,713,003	704	19,424,395,698

Liabilities
TBA Sales Commitments	—	(87,566,242)	—	(87,566,242)

	$1,340,681,991	$17,996,146,761	$704	$19,336,829,456

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	159

Schedule of Investments October 31, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 12/01/22)(a)	$75	$67,493

Aerospace & Defense — 1.9%
Boeing Co. (The), 2.20%, 02/04/26 (Call 02/04/23)	220	195,604
Bombardier Inc., 7.50%, 03/15/25 (Call 12/01/22)(a)	100	98,321
Lockheed Martin Corp.
3.90%, 06/15/32 (Call 03/15/32)(b)	115	105,193
5.25%, 01/15/33	110	110,354
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 12/01/22)	500	468,085
2.25%, 04/01/28 (Call 02/01/28)	80	66,342
TransDigm Inc.
6.25%, 03/15/26 (Call 12/01/22)(a)	100	98,610
6.38%, 06/15/26 (Call 12/01/22)	115	110,779
7.50%, 03/15/27 (Call 12/01/22)	50	49,307

		1,302,595

Agriculture — 2.8%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	240	170,580
4.40%, 02/14/26 (Call 12/14/25)(b)	155	148,942
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	99	78,343
2.79%, 09/06/24 (Call 08/06/24)	100	94,563
4.74%, 03/16/32 (Call 12/16/31)(b)	140	117,368
4.91%, 04/02/30 (Call 01/02/30)	29	25,350
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	400	343,672
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	190	170,382
2.75%, 05/14/31 (Call 02/14/31)(b)	110	86,495
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(b)	340	249,720
3.25%, 11/10/24	500	481,415

		1,966,830

Airlines — 0.8%
American Airlines Inc., 11.75%, 07/15/25(a)	85	93,031
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	90	85,774
5.75%, 04/20/29(a)	165	150,150
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	75	68,621
4.63%, 04/15/29 (Call 10/15/28)(a)	160	137,363

		534,939

Auto Manufacturers — 2.5%
American Honda Finance Corp., 1.20%, 07/08/25	250	225,535
Ford Motor Credit Co. LLC
4.54%, 08/01/26 (Call 06/01/26)	120	110,735
5.11%, 05/03/29 (Call 02/03/29)	120	107,210
General Motors Co., 5.40%, 10/02/23	35	34,863
General Motors Financial Co. Inc.
1.20%, 10/15/24	150	137,044
1.70%, 08/18/23	180	174,249
2.40%, 10/15/28 (Call 08/15/28)	100	78,959
3.80%, 04/07/25	95	89,858
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(a)	285	201,007
Toyota Motor Credit Corp.
1.45%, 01/13/25	115	106,604

Security	Par (000)	Value

Auto Manufacturers (continued)
1.90%, 01/13/27	$330	$289,212
3.65%, 08/18/25	170	163,683
3.95%, 06/30/25	10	9,746

		1,728,705

Auto Parts & Equipment — 0.0%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(b)	33	29,828

Banks — 23.8%
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(c)	200	163,202
1.85%, 03/25/26	210	179,256
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(c)	210	202,705
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	200	189,756
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	230	213,028
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	170	154,476
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	100	88,328
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(c)	450	384,655
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(c)	100	80,920
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(c)	125	98,131
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(c)	150	138,043
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(c)	100	96,751
4.25%, 10/22/26	120	113,515
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(c)	120	106,519
4.83%, 07/22/26 (Call 07/22/25)(c)	75	72,915
4.95%, 07/22/28 (Call 07/22/27)(c)	45	42,926
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(c)	100	77,086
Bank of Montreal
0.63%, 07/09/24	110	101,676
1.25%, 09/15/26	60	51,044
3.70%, 06/07/25	120	114,953
Series H, 4.70%, 09/14/27 (Call 08/14/27)	100	95,792
Bank of New York Mellon Corp. (The)
4.41%, 07/24/26 (Call 07/24/25)(c)	35	33,979
4.60%, 07/26/30 (Call 07/26/29)(c)	50	46,805
Bank of Nova Scotia (The)
0.65%, 07/31/24	115	105,837
1.05%, 03/02/26	330	286,057
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(c)	200	165,462
5.30%, 08/09/26 (Call 08/09/25)(c)	200	190,304
Canadian Imperial Bank of Commerce, 2.25%, 01/28/25	170	158,505
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	530	501,035
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	90	83,022
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(c)	150	127,430
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(c)	120	91,458
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	365	350,495
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(c)	60	49,646
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(c)	50	44,068
4.60%, 03/09/26	100	95,986
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	250	229,587
Deutsche Bank AG, 6.12%, 07/14/26 (Call 07/14/25)(c)	150	143,394
Deutsche Bank AG/New York NY, 2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(c)	150	120,011

160	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(c)	$55	$46,797
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	105	93,074
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	50	42,787
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(c)	300	254,931
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(c)	145	107,948
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	45	34,380
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(c)	50	39,197
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	115	109,006
3.50%, 01/23/25 (Call 10/23/24)	335	320,649
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(c)	100	90,125
3.75%, 02/25/26 (Call 11/25/25)	194	182,282
3.85%, 01/26/27 (Call 01/26/26)	120	111,360
HSBC Holdings PLC
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(c)	400	363,320
4.76%, 03/29/33 (Call 03/29/32), (SOFR + 2.530%)(c)	200	158,980
5.21%, 08/11/28 (Call 08/11/27)(c)	200	183,400
HSBC USA Inc., 3.75%, 05/24/24	200	194,256
ING Groep NV, 3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(c)	200	187,880
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(c)	100	67,810
4.95%, 06/01/42 (Call 06/01/41)(a)(c)	50	29,776
JPMorgan Chase & Co.
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	315	271,385
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(c)	120	109,496
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(c)	96	87,551
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(c)	49	44,619
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(c)	78	72,281
2.95%, 10/01/26 (Call 07/01/26)(b)	151	137,963
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	132	127,486
3.85%, 06/14/25 (Call 06/14/24)(c)	58	56,397
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(c)	200	196,402
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(c)	300	287,607
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(c)	120	107,060
4.85%, 07/25/28 (Call 07/25/27)(c)	225	213,934
Lloyds Banking Group PLC, 4.72%, 08/11/26 (Call 08/11/25)(c)	400	378,116
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27 (Call 10/13/26)(c)	360	303,264
2.80%, 07/18/24	200	190,532
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	280	270,822
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(c)	300	283,917
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(c)	145	142,844
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	170	145,600
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(c)	110	100,374
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(c)	105	77,906
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(c)	260	202,264
3.13%, 07/27/26	85	77,564
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(c)	300	289,791
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(c)	70	59,685
3.88%, 01/27/26	100	94,706
4.68%, 07/17/26 (Call 07/17/25)(c)	110	106,770
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(c)	195	175,968

Security	Par (000)	Value

Banks (continued)
NatWest Group PLC, 3.07%, 05/22/28 (Call 05/22/27)(c)	$200	$169,608
PNC Financial Services Group Inc., 5.67%, 10/28/25(b)	95	95,161
Royal Bank of Canada
0.75%, 10/07/24	50	45,761
1.20%, 04/27/26	75	64,735
2.05%, 01/21/27	100	87,309
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	85	79,528
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(c)	330	302,851
Sumitomo Mitsui Financial Group Inc., 1.47%, 07/08/25	500	446,440
Toronto-Dominion Bank (The)
1.25%, 09/10/26	300	255,876
3.77%, 06/06/25	200	192,066
4.69%, 09/15/27	100	95,815
Truist Financial Corp., 1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(c)	192	165,784
U.S. Bancorp.
4.55%, 07/22/28 (Call 07/22/27)(c)	170	161,517
Series X, 3.15%, 04/27/27 (Call 03/27/27)	100	92,000
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(c)	150	137,603
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(c)	205	184,814
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(c)	500	475,750
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(c)	200	181,120
4.54%, 08/15/26 (Call 08/15/25)(c)	150	144,300
4.81%, 07/25/28 (Call 07/25/27)(c)	170	161,218
Westpac Banking Corp., 3.74%, 08/26/25	195	188,126

		16,546,402

Beverages — 1.5%
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	200	168,582
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	50	41,352
3.70%, 12/06/26 (Call 09/06/26)	150	140,409
4.35%, 05/09/27 (Call 04/09/27)	50	47,782
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 12/01/22)	200	188,428
3.95%, 04/15/29 (Call 02/15/29)	226	205,782
PepsiCo Inc.
2.75%, 03/19/30 (Call 12/19/29)	50	43,264
3.60%, 02/18/28 (Call 01/18/28)	140	131,743
3.90%, 07/18/32 (Call 04/18/32)(b)	100	92,634

		1,059,976

Biotechnology — 0.8%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	150	140,030
3.35%, 02/22/32 (Call 11/22/31)	55	46,849
4.05%, 08/18/29 (Call 06/18/29)	25	23,063
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	200	193,880
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	210	158,308

		562,130

Building Materials — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	57	53,081
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	50	40,660

		93,741

S C H E D U L E O F I N V E S T M E N T S	161

Schedule of Investments (continued) October 31, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.1%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	$100	$90,690
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	65	59,558
Cabot Corp., 5.00%, 06/30/32 (Call 03/30/32)	140	125,100
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	40	32,307
5.90%, 07/05/24	20	19,654
6.05%, 03/15/25	110	106,999
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	25	22,377
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	100	91,599
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	100	91,392
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	100	86,612
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	55	53,265

		779,553

Commercial Services — 1.8%
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	40	34,036
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	141	115,805
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	30	28,952
3.70%, 04/01/27 (Call 01/01/27)	14	13,206
Global Payments Inc., 4.95%, 08/15/27 (Call 07/15/27)	75	71,317
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/23)(a)(b)	220	203,740
Quanta Services Inc.
0.95%, 10/01/24 (Call 12/01/22)	80	72,711
2.35%, 01/15/32 (Call 10/15/31)	35	25,360
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)	65	58,222
2.90%, 03/01/32 (Call 12/01/31)(a)	270	222,267
2.95%, 01/22/27 (Call 10/22/26)(b)	105	96,090
United Rentals North America Inc., 3.88%, 11/15/27 (Call 12/01/22)(b)	85	77,327
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	208	200,579

		1,219,612

Computers — 3.0%
Apple Inc.
1.13%, 05/11/25 (Call 04/11/25)	500	457,680
1.40%, 08/05/28 (Call 06/05/28)	50	41,420
3.35%, 08/08/32 (Call 05/08/32)	150	132,316
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	105	102,472
6.20%, 07/15/30 (Call 04/15/30)	50	49,026
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	150	128,830
2.20%, 03/15/31 (Call 12/15/30)	70	52,761
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	182	155,697
4.00%, 04/15/29 (Call 02/15/29)	68	59,620
4.20%, 04/15/32 (Call 01/15/32)	20	16,375
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	150	128,967
4.00%, 07/27/25(b)	395	384,904
4.15%, 07/27/27 (Call 06/27/27)(b)	270	258,023
4.40%, 07/27/32 (Call 04/27/32)	100	91,540
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)	10	7,229
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	20	18,151

		2,085,011

Security	Par (000)	Value

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co., 3.25%, 08/15/32 (Call 05/15/32)	$90	$79,339
Coty Inc., 6.50%, 04/15/26 (Call 12/01/22)(a)	85	80,966
Procter & Gamble Co. (The), 2.30%, 02/01/32(b)	50	41,162

		201,467

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	150	121,158
4.63%, 10/15/27 (Call 08/15/27)	150	134,880
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	105	97,316
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	150	139,321
3.38%, 05/03/24	130	126,095
3.95%, 08/01/25 (Call 07/01/25)	70	67,215
4.05%, 05/03/29 (Call 03/03/29)	38	34,461
Capital One Financial Corp.
3.27%, 03/01/30 (Call 03/01/29), (SOFR + 1.790%)(c)	50	41,148
3.90%, 01/29/24 (Call 12/29/23)	160	156,856
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	195	168,966
2.45%, 03/03/27 (Call 02/03/27)	100	89,318
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	60	48,331
3.75%, 06/15/28 (Call 03/15/28)	100	93,638
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 11/14/22)	25	23,661
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	100	96,056
LPL Holdings Inc., 4.00%, 03/15/29 (Call 03/15/24)(a)	125	109,422
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	35	32,563
3.30%, 03/26/27 (Call 01/26/27)	100	93,829
Nomura Holdings Inc., 1.85%, 07/16/25	200	179,860
StoneX Group Inc., 8.63%, 06/15/25 (Call 12/01/22)(a)	100	98,745
Visa Inc., 2.75%, 09/15/27 (Call 06/15/27)	100	90,905

		2,043,744

Electric — 4.5%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	50	43,303
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	50	37,710
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	100	94,711
American Electric Power Co. Inc., 2.03%, 03/15/24	50	47,719
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	15	11,049
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	75	56,160
4.05%, 04/15/25 (Call 03/15/25)	60	58,741
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	47,510
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)(b)	20	15,862
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)(b)	25	19,733
Consumers Energy Co., 3.60%, 08/15/32 (Call 02/15/32)	30	26,374
Dominion Energy Inc.
Series C, 2.25%, 08/15/31 (Call 05/15/31)	35	27,024
Series D, 2.85%, 08/15/26 (Call 05/15/26)	50	45,223
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	80	67,356
DTE Energy Co., Series H, 0.55%, 11/01/22	25	25,000
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	130	120,246
Duke Energy Corp., 4.50%, 08/15/32 (Call 05/15/32)	10	9,038
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	130	102,095
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	40	30,353
Entergy Louisiana LLC, 5.40%, 11/01/24	131	131,487

162	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	$70	$62,791
3.38%, 03/01/32 (Call 12/01/31)(b)	30	25,054
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(a)	50	41,567
3.40%, 04/15/26 (Call 01/15/26)	70	65,388
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	60	48,349
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	10	9,392
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	25	21,636
3.70%, 03/15/29 (Call 12/15/28)	40	35,839
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	150	129,805
3.55%, 05/01/27 (Call 02/01/27)	84	77,502
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32 (Call 03/01/32)(a)	50	45,951
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 12/01/22)	150	143,338
2.50%, 02/01/31 (Call 11/01/30)	45	33,595
3.00%, 06/15/28 (Call 04/15/28)(b)	5	4,129
3.15%, 01/01/26	20	18,020
3.25%, 06/01/31 (Call 03/01/31)(b)	20	15,567
4.55%, 07/01/30 (Call 01/01/30)	40	35,079
PG&E Corp., 5.25%, 07/01/30 (Call 07/01/25)	200	177,140
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	30	26,699
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	20	15,827
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	60	46,415
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)	50	42,045
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	20	14,874
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	10	8,254
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	45,613
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	50	44,673
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	50	47,060
2.75%, 02/01/32 (Call 11/01/31)(b)	30	23,644
2.85%, 08/01/29 (Call 05/01/29)	25	20,930
Southern Co. (The)
5.11%, 08/01/27	50	48,621
5.70%, 10/15/32	30	29,681
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	75	72,830
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	90	79,158
Tucson Electric Power Co., 3.25%, 05/15/32 (Call 02/15/32)	40	32,924
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	40	30,590
2.95%, 06/15/27 (Call 03/15/27)	40	36,268
Virginia Electric & Power Co., Series B, 3.75%, 05/15/27 (Call 04/15/27)	130	122,008
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	120	102,845
5.00%, 07/31/27 (Call 11/14/22)(a)	20	18,450
WEC Energy Group Inc., 0.55%, 09/15/23	40	38,386
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	40	38,107
Wisconsin Power and Light Co., 3.95%, 09/01/32 (Call 06/01/32)	40	35,464

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	$80	$68,641
4.60%, 06/01/32 (Call 12/01/31)	10	9,222

		3,106,065

Electronics — 0.5%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	85	66,377
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	25	23,851
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	40	37,275
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	26	19,786
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	100	94,540
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	75	65,021
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	65	62,228

		369,078

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	100	94,631

Environmental Control — 0.4%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(b)	180	157,842
1.75%, 02/15/32 (Call 11/15/31)(b)	40	29,710
3.38%, 11/15/27 (Call 08/15/27)	100	91,006
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	40	35,672

		314,230

Food — 1.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/23)(a)	40	37,099
4.88%, 02/15/30 (Call 02/15/25)(a)	200	177,460
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	200	194,672
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	200	184,312
3.88%, 05/15/27 (Call 02/15/27)(b)	165	154,674
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	300	288,747
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	100	90,031

		1,126,995

Gas — 0.4%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	50	47,301
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	30	22,519
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	140	124,005
1.70%, 02/15/31 (Call 11/15/30)	30	22,040
Southern California Gas Co., 2.95%, 04/15/27 (Call 03/15/27)	70	63,287
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	35	29,248

		308,400

Health Care - Products — 0.4%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)	150	115,980
DH Europe Finance II Sarl, 2.05%, 11/15/22	145	144,865

		260,845

Health Care - Services — 2.0%
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	120	93,562
Elevance Health Inc., 1.50%, 03/15/26 (Call 02/15/26)(b)	110	97,210
HCA Inc., 5.25%, 04/15/25	5	4,918
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	40	35,604
4.50%, 04/01/25 (Call 03/01/25)(b)	100	97,997
Laboratory Corp. of America Holdings, 1.55%, 06/01/26 (Call 05/01/26)	65	56,410
Molina Healthcare Inc., 3.88%, 05/15/32 (Call 02/15/32)(a)	150	124,978

S C H E D U L E O F I N V E S T M E N T S	163

Schedule of Investments (continued) October 31, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Tenet Healthcare Corp.
5.13%, 11/01/27 (Call 12/01/22)(a)	$150	$137,478
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	65	56,356
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(b)	50	44,101
2.30%, 05/15/31 (Call 02/15/31)	80	64,118
3.10%, 03/15/26	135	127,021
4.00%, 05/15/29 (Call 03/15/29)	100	93,003
4.20%, 05/15/32 (Call 02/15/32)	50	46,105
5.30%, 02/15/30(b)	300	300,015

		1,378,876

Holding Companies - Diversified — 1.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	293	242,229
2.88%, 06/15/28 (Call 04/15/28)	95	74,471
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(a)	30	24,804
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	25	20,666
2.70%, 01/15/25 (Call 11/15/24)	60	55,102
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	19	14,513
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	120	96,648
3.40%, 01/15/26 (Call 12/15/25)	95	83,627
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	27	22,463
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	100	83,925
6.38%, 12/15/25 (Call 12/01/22)	100	97,079

		815,527

Home Builders — 0.1%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	60,833

Insurance — 1.7%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	102	90,626
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	41,034
Assurant Inc., 2.65%, 01/15/32 (Call 10/15/31)	50	36,037
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)(b)	185	155,369
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	105	72,610
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	30	23,564
Marsh & McLennan Companies Inc.
2.38%, 12/15/31 (Call 09/15/31)(b)	690	536,268
4.38%, 03/15/29 (Call 12/15/28)	60	56,671
Progressive Corp. (The)
2.50%, 03/15/27 (Call 02/15/27)(b)	50	44,651
3.00%, 03/15/32 (Call 12/15/31)	80	66,168
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	55	44,654
4.65%, 06/15/27 (Call 05/15/27)	50	47,106

		1,214,758

Internet — 0.7%
Amazon.com Inc., 3.30%, 04/13/27 (Call 03/13/27)	200	187,668
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	90	82,683
3.85%, 08/15/32 (Call 05/15/32)(a)	25	21,316
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	35	27,186
5.25%, 04/01/25 (Call 01/01/25)	200	198,080

		516,933

Security	Par (000)	Value

Iron & Steel — 0.6%
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(a)	$140	$138,791
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	40	32,440
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)(b)	100	88,933
2.15%, 08/15/30 (Call 05/15/30)	80	60,382
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	100	81,329

		401,875

Leisure Time — 0.3%
NCL Corp. Ltd., 5.88%, 03/15/26 (Call 12/15/25)(a)	100	81,890
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (Call 02/28/26)(a)	100	81,666
11.63%, 08/15/27 (Call 08/15/24)(a)	80	77,742

		241,298

Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(b)	85	71,213
3.70%, 01/15/31 (Call 10/15/30)	90	73,779
Hilton Domestic Operating Co. Inc., 4.88%, 01/15/30 (Call 01/15/25)	100	89,909
Marriott International Inc./MD, 5.00%, 10/15/27 (Call 09/15/27)	50	48,143

		283,044

Machinery — 1.4%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	90	79,721
0.95%, 01/10/24	120	114,610
3.40%, 05/13/25	100	96,527
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	140	111,717
3.00%, 05/01/30 (Call 02/01/30)	180	150,680
John Deere Capital Corp.
2.45%, 01/09/30	50	41,825
3.40%, 06/06/25	190	183,369
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	195	181,116

		959,565

Manufacturing — 0.4%
Carlisle Companies Inc.
0.55%, 09/01/23 (Call 12/01/22)	200	192,246
2.20%, 03/01/32 (Call 12/01/31)(b)	40	29,432
2.75%, 03/01/30 (Call 12/01/29)	34	27,404

		249,082

Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 6.38%, 09/01/29 (Call 09/01/25)(a)	160	148,214
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	50	41,777
3.95%, 10/15/25 (Call 08/15/25)	150	145,071
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	110	99,002
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(a)	70	56,496
7.75%, 07/01/26	100	84,478
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)(b)	225	201,105
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	100	84,450
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	90	78,964
5.63%, 07/15/27 (Call 11/14/22)(a)	55	51,775
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	150	138,323

164	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Univision Communications Inc., 6.63%, 06/01/27 (Call 06/01/23)(a)	$85	$83,887
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	200	160,234

		1,373,776

Mining — 0.3%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	45	40,389
FMG Resources August Pty. Ltd., 6.13%, 04/15/32 (Call 01/15/32)(a)	100	88,595
Freeport-McMoRan Inc., 5.25%, 09/01/29 (Call 09/01/24)	50	46,505
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	13	13,962

		189,451

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	100	86,297
4.25%, 04/01/28 (Call 12/01/22)	25	22,062

		108,359

Oil & Gas — 5.4%
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(b)	160	142,122
Burlington Resources LLC, 7.40%, 12/01/31	300	337,041
Canadian Natural Resources Ltd., 2.05%, 07/15/25 (Call 06/15/25)	200	183,168
Chesapeake Energy Corp., 6.75%, 04/15/29 (Call 04/15/24)(a)	140	137,822
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	100	93,865
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	80	75,876
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	100	92,185
CNX Resources Corp., 7.25%, 03/14/27 (Call 12/01/22)(a)	10	9,921
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	100	94,451
6.95%, 04/15/29	34	36,952
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	50	48,270
4.38%, 01/15/28 (Call 10/15/27)	75	67,179
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(b)	26	23,786
5.25%, 09/15/24 (Call 06/15/24)	400	399,688
7.95%, 04/15/32	159	176,100
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)(b)	105	99,316
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	20	17,975
6.13%, 02/01/25 (Call 01/01/25)	25	25,022
7.00%, 02/01/30 (Call 11/01/29)	110	112,850
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	110	93,141
2.99%, 03/19/25 (Call 02/19/25)	240	229,896
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	55	51,530
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	100	97,932
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/22)	15	14,572
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	295	279,982
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)	150	150,570
8.88%, 07/15/30 (Call 01/15/30)	70	80,034
Ovintiv Inc., 7.20%, 11/01/31	50	51,020
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	50	43,625
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 12/01/22)	140	137,166
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	185	196,207

Security	Par (000)	Value

Oil & Gas (continued)
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(a)(b)	$140	$131,624

		3,730,888

Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	100	87,530
3.14%, 11/07/29 (Call 08/07/29)	60	50,911
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 12/01/22)	210	200,349

		338,790

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 12/01/22)(a)	200	140,588

Pharmaceuticals — 3.0%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	150	142,597
3.20%, 11/21/29 (Call 08/21/29)	60	52,381
3.80%, 03/15/25 (Call 12/15/24)	400	386,392
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	95,713
3.45%, 12/15/27 (Call 09/15/27)(b)	158	144,260
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	305	288,701
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	100	88,449
1.45%, 11/13/30 (Call 08/13/30)	60	45,964
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	142	117,734
1.88%, 02/28/31 (Call 11/28/30)	50	37,953
3.00%, 08/15/26 (Call 06/15/26)	150	137,503
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	200	177,398
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	55	48,052
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	120	105,181
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	155	133,477
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	90	70,941

		2,072,696

Pipelines — 5.4%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	185	161,657
5.13%, 06/30/27 (Call 01/01/27)	80	78,117
7.00%, 06/30/24 (Call 01/01/24)	200	202,520
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	100	88,762
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(a)	100	93,859
8.00%, 04/01/29 (Call 04/01/24)(a)	75	75,742
DCP Midstream Operating LP, 3.25%, 02/15/32 (Call 08/15/31)	10	7,970
Enbridge Inc., 0.55%, 10/04/23	175	167,305
Energy Transfer LP, 5.88%, 01/15/24 (Call 10/15/23)	200	200,358
EQM Midstream Partners LP
7.50%, 06/01/27 (Call 06/01/24)(a)	80	79,139
7.50%, 06/01/30 (Call 12/01/29)(a)	80	77,852
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	75	68,274
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	100	86,246
7.75%, 01/15/32	30	32,661
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	140	122,200
2.65%, 08/15/30 (Call 05/15/30)	650	511,843

S C H E D U L E O F I N V E S T M E N T S	165

Schedule of Investments (continued) October 31, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.88%, 12/01/24 (Call 09/01/24)	$185	$182,009
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	200	194,042
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	190	180,361
6.35%, 01/15/31 (Call 10/15/30)	105	103,709
7.50%, 09/01/23 (Call 06/01/23)	210	212,249
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	50	41,717
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	140	139,863
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	140	123,719
6.50%, 07/15/27 (Call 12/01/22)	100	99,221
6.88%, 01/15/29 (Call 01/15/24)	121	120,685
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	85	71,614
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	150	117,540
4.65%, 08/15/32 (Call 05/15/32)	100	90,096

		3,731,330

Real Estate — 0.3%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	130	97,510
4.88%, 03/01/26 (Call 12/01/25)	150	146,967

		244,477

Real Estate Investment Trusts — 5.5%
American Tower Corp.
0.60%, 01/15/24	300	283,593
1.45%, 09/15/26 (Call 08/15/26)	60	50,541
3.38%, 05/15/24 (Call 04/15/24)	50	48,455
3.65%, 03/15/27 (Call 02/15/27)	20	18,100
4.00%, 06/01/25 (Call 03/01/25)	146	139,624
4.05%, 03/15/32 (Call 12/15/31)(b)	50	42,792
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	20	16,471
Crown Castle Inc.
3.65%, 09/01/27 (Call 06/01/27)	90	81,407
3.80%, 02/15/28 (Call 11/15/27)	12	10,823
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	450	402,057
2.50%, 07/15/31 (Call 04/15/31)	40	30,811
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	85	80,053
Extra Space Storage LP, 3.90%, 04/01/29 (Call 02/01/29)	180	157,682
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	175	169,447
5.75%, 06/01/28 (Call 03/03/28)	100	93,282
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	20	15,919
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)(a)	90	82,818
5.63%, 07/15/32 (Call 07/15/26)(a)	150	129,123
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	100	73,660
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)	110	92,993
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	100	69,020
Public Storage
1.95%, 11/09/28 (Call 09/09/28)	215	176,969
2.30%, 05/01/31 (Call 02/01/31)	280	220,147
3.39%, 05/01/29 (Call 02/01/29)	190	167,947
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	70	53,908
Realty Income Corp., 0.75%, 03/15/26 (Call 02/15/26)	100	85,278

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	$30	$23,952
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)(b)	125	101,285
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	130	123,465
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	250	179,990
VICI Properties LP
4.38%, 05/15/25	100	95,349
5.13%, 05/15/32 (Call 02/15/32)	100	88,649
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)	20	17,551
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	50	45,526
5.63%, 05/01/24 (Call 02/01/24)(a)	50	49,431
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	40	31,521
4.25%, 04/01/26 (Call 01/01/26)	50	47,418
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	120	104,791
XHR LP, 6.38%, 08/15/25 (Call 11/14/22)(a)	100	98,380

		3,800,228

Retail — 2.5%
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30 (Call 10/15/25)(a)	435	354,977
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	30	23,936
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(a)	150	134,234
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	315	291,142
Home Depot Inc. (The)
2.70%, 04/15/25 (Call 03/15/25)	200	190,230
3.25%, 04/15/32 (Call 01/15/32)	50	43,079
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	120	96,054
3.13%, 09/15/24 (Call 06/15/24)	150	144,814
3.35%, 04/01/27 (Call 03/01/27)	30	27,749
McDonald’s Corp., 1.45%, 09/01/25 (Call 08/01/25)(b)	200	181,912
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	100	90,386
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	150	134,013

		1,712,526

Semiconductors — 1.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)(b)	100	89,278
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	40	33,069
2.10%, 10/01/31 (Call 07/01/31)	100	78,509
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	100	97,955
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	350	326,379
3.46%, 09/15/26 (Call 07/15/26)	110	101,000
4.00%, 04/15/29 (Call 02/15/29)(a)	195	171,132
4.15%, 04/15/32 (Call 01/15/32)(a)	60	50,335
Intel Corp., 3.70%, 07/29/25 (Call 04/29/25)	200	194,158
Texas Instruments Inc.
1.90%, 09/15/31 (Call 06/15/31)	56	43,806
3.65%, 08/16/32 (Call 05/16/32)	100	89,638

		1,275,259

Software — 1.3%
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	100	77,100
Micron Technology Inc., 6.75%, 11/01/29	40	40,019
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	300	277,581
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	130	114,283

166	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.40%, 07/08/24 (Call 04/08/24)(b)	$280	$271,619
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)	35	33,312
Take-Two Interactive Software Inc., 3.30%, 03/28/24	50	48,544
VMware Inc.
1.00%, 08/15/24 (Call 12/01/22)	50	46,129
4.50%, 05/15/25 (Call 04/15/25)	30	29,277

		937,864

Telecommunications — 4.5%
AT&T Inc.
0.90%, 03/25/24 (Call 11/14/22)	200	188,928
2.30%, 06/01/27 (Call 04/01/27)	210	183,273
4.30%, 02/15/30 (Call 11/15/29)	100	91,283
CommScope Inc., 8.25%, 03/01/27 (Call 12/01/22)(a)	80	71,180
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(a)	100	82,155
Embarq Corp., 8.00%, 06/01/36	50	20,235
Frontier Communications Holdings LLC
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	100	78,123
8.75%, 05/15/30 (Call 05/15/25)(a)	100	102,097
Hughes Satellite Systems Corp., 6.63%, 08/01/26	50	47,105
Level 3 Financing Inc., 4.63%, 09/15/27 (Call 12/01/22)(a)	90	78,308
Lumen Technologies Inc., 5.38%, 06/15/29 (Call 06/15/24)(a)(b)	100	73,400
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	140	106,992
5.60%, 06/01/32 (Call 03/01/32)(b)	180	169,488
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(a)	100	94,475
3.20%, 03/15/27 (Call 02/15/27)(a)	55	49,916
3.80%, 03/15/32 (Call 12/15/31)(a)	50	42,530
Sprint Capital Corp.
6.88%, 11/15/28	150	154,761
8.75%, 03/15/32	150	175,977
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	100	87,837
2.88%, 02/15/31 (Call 02/15/26)	292	235,188
3.50%, 04/15/25 (Call 03/15/25)	100	95,377
3.50%, 04/15/31 (Call 04/15/26)(b)	88	74,466
5.20%, 01/15/33 (Call 10/15/32)	125	119,685
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)(b)	100	74,350
3.00%, 03/22/27 (Call 01/22/27)	55	49,903
3.38%, 02/15/25	300	289,647
ViaSat Inc.
5.63%, 09/15/25 (Call 11/14/22)(a)	100	92,168
5.63%, 04/15/27 (Call 11/14/22)(a)	100	92,431
Vmed O2 UK Financing I PLC, 4.75%, 07/15/31 (Call 07/15/26)(a)	100	81,161

		3,102,439

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50	47,526

Transportation — 0.6%
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	100	90,317
Union Pacific Corp., 3.75%, 07/15/25 (Call 05/15/25)	100	96,962
United Parcel Service Inc.
3.90%, 04/01/25 (Call 03/01/25)	190	185,938
4.45%, 04/01/30 (Call 01/01/30)	10	9,610

Security	Par (000)		Value

Transportation (continued)
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)	$75		$62,659

			445,486

Water — 0.0%
American Water Capital Corp., 4.45%, 06/01/32 (Call 03/01/32)	25		23,125
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	5		3,899

			27,024

Total Corporate Bonds & Notes — 93.7% (Cost: $69,807,552)			65,202,768

U.S. Government Agency Obligations

Mortgage-Backed Securities — 32.5%
Federal Home Loan Mortgage Corp.
3.00%, 07/01/46	19		16,390
3.00%, 10/01/46	32		27,783
3.00%, 12/01/46	302		262,072
3.00%, 01/01/47	62		53,929
3.00%, 10/01/47	46		40,080
3.50%, 07/01/43	10		8,942
3.50%, 09/01/44	8		7,208
3.50%, 01/01/46	7		6,603
3.50%, 03/01/46	6		5,560
3.50%, 09/01/46	5		4,646
3.50%, 08/01/47	5		4,062
4.00%, 04/01/46	77		72,135
4.00%, 06/01/48	30		28,140
4.00%, 01/01/49	0	(d)	77
4.50%, 07/01/48	6		6,160
5.00%, 07/01/48	6		5,813
5.00%, 04/01/49	4		3,840
Federal National Mortgage Association
4.00%, 01/01/57	56		52,085
4.00%, 02/01/57	57		52,877
Government National Mortgage Association
2.00%, 06/20/51	594		490,181
2.00%, 11/21/52(e)	1,050		862,312
2.50%, 12/20/46	91		78,887
2.50%, 08/20/50	195		166,843
2.50%, 09/20/50	188		160,692
2.50%, 11/21/52(e)	800		677,756
3.00%, 05/20/45	120		106,630
3.00%, 12/20/45	10		9,304
3.00%, 01/20/46	6		4,900
3.00%, 04/20/46	67		59,327
3.00%, 09/20/46	64		56,331
3.00%, 01/20/50	138		121,321
3.00%, 02/20/50	74		65,439
3.00%, 11/21/52(e)	675		587,514
3.50%, 10/20/42	84		77,353
3.50%, 04/20/45	25		23,001
3.50%, 04/20/46	39		35,153
3.50%, 04/20/48	496		451,086
3.50%, 11/21/52(e)	75		67,118
4.00%, 09/20/45	13		11,751
4.00%, 09/20/46	4		4,096
4.00%, 06/20/47	128		120,125
4.00%, 11/20/47	35		32,943
4.00%, 05/15/48	29		26,983
4.00%, 11/21/52(e)	327		302,520

S C H E D U L E O F I N V E S T M E N T S	167

Schedule of Investments (continued) October 31, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/20/46	$6	$5,399
4.50%, 11/21/52(e)	200	190,844
5.00%, 11/21/52(e)	160	155,631
Uniform Mortgage-Backed Securities
1.50%, 11/15/37(e)	877	745,847
2.00%, 12/01/35	78	68,516
2.00%, 11/16/37(e)	1,533	1,342,510
2.00%, 11/14/52(e)	6,057	4,772,039
2.50%, 11/15/37(e)	747	672,955
2.50%, 11/10/51(e)	4,262	3,487,544
3.00%, 11/15/37(e)	480	441,379
3.00%, 07/01/46	144	124,928
3.00%, 10/01/46	312	270,141
3.00%, 12/01/47	79	68,327
3.00%, 11/01/48	122	105,604
3.00%, 11/14/52(e)	650	552,348
3.50%, 03/01/33	51	48,201
3.50%, 11/15/37(e)	267	250,855
3.50%, 11/01/48	23	20,972
3.50%, 04/01/49	22	19,746
3.50%, 11/14/52(e)	1,675	1,472,020
4.00%, 06/01/33	24	22,972
4.00%, 07/01/33	10	9,390
4.00%, 12/01/33	38	36,828
4.00%, 11/15/37(e)	80	76,394
4.00%, 02/01/46	14	12,882
4.00%, 03/01/46	6	5,242
4.00%, 06/01/47	6	5,133
4.00%, 11/01/47	7	6,264
4.00%, 11/14/52(e)	978	888,895
4.50%, 10/01/47	5	4,867
4.50%, 07/01/48	3	2,439
4.50%, 12/01/48	16	15,617
4.50%, 11/14/52(e)	708	664,082
5.00%, 09/01/48	9	8,682
5.00%, 04/01/49	12	12,067
5.00%, 08/01/52	222	216,275
5.50%, 11/15/52(e)	525	517,799
6.00%, 02/01/49	61	63,263

		22,642,865

Total U.S. Government Agency Obligations — 32.5% (Cost: $23,585,289)		22,642,865

Total Long-Term Investments — 126.2% (Cost: $93,392,841)		87,845,633

Security	Shares/ Par (000)	Value

Short-Term Securities

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(f)(g)(h)	7,332	$7,330,251
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(f)(g)	100	100,000

Total Short-Term Securities — 10.7% (Cost: $7,430,023)		7,430,251

Total Investments Before TBA Sales Commitments — 136.9% (Cost: $100,822,864)		95,275,884

TBA Sales Commitments(e)

Mortgage-Backed Securities — (3.3)%
Government National Mortgage Association, 2.00%, 11/21/52	$(1,000)	(821,250)
Uniform Mortgage-Backed Securities
2.00%, 11/16/37	(800)	(700,507)
3.00%, 11/14/52	(600)	(509,860)
4.00%, 11/14/52	(300)	(272,667)

Total TBA Sales Commitments — (3.3)% (Proceeds: $(2,301,984))		(2,304,284)

Total Investments, Net of TBA Sales Commitments — 133.6% (Cost: $98,520,880)		92,971,600

Liabilities in Excess of Other Assets — (33.6)%		(23,371,996)

Net Assets — 100.0%		$69,599,604

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rounds to less than 1,000.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$13,921,087	$—		$(6,579,333	)(a)	$(9,532)	$(1,971)	$7,330,251	7,332	$38,288	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—		—	—	100,000	100	942		—

						$(9,532)	$(1,971)	$7,430,251		$39,230		$—

168	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Treasury Note	6	12/20/22	$ 664	$(4,647)
5-Year U.S. Treasury Note	33	12/30/22	3,519	(75,997)

				(80,644)

Short Contracts
U.S. 10 Year Ultra Bond	(16)	12/20/22	1,860	120,609
U.S. Long Bond	(16)	12/20/22	1,934	152,880
U.S. Ultra Bond	(29)	12/20/22	3,718	470,359
2-Year U.S. Treasury Note	(3)	12/30/22	613	606

				744,454

				$663,810

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$744,454	$—	$744,454

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$80,644	$—	$80,644

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(1,987,679)	$—	$(1,987,679)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$642,182	$—	$642,182

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$6,211,965
Average notional value of contracts — short	$(5,464,102)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	169

Schedule of Investments (continued) October 31, 2022	iShares® U.S. Fixed Income Balanced Risk Factor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$65,202,768	$—	$65,202,768
U.S. Government Agency Obligations	—	22,642,865	—	22,642,865
Money Market Funds	7,430,251	—	—	7,430,251

	7,430,251	87,845,633	—	95,275,884

Liabilities
TBA Sales Commitments	—	(2,304,284)	—	(2,304,284)

	$7,430,251	$85,541,349	$—	$92,971,600

Derivative financial instruments(a)
Assets
Futures Contracts	$744,454	$—	$—	$744,454
Liabilities
Futures Contracts	(80,644)	—	—	(80,644)

	$663,810	$—	$—	$663,810

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

170	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2022

	iShares Core Total USD Bond Market ETF	iShares U.S. Fixed Income Balanced Risk Factor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$18,083,713,707	$87,845,633
Investments, at value — affiliated(c)	1,340,681,991	7,430,251
Cash	178,212	—
Foreign currency, at value(d)	2,590	—
Cash pledged for futures contracts	—	253,000
Receivables:
Investments sold	33,403,742	1,073,635
Securities lending income — affiliated	168,102	1,024
Variation margin on futures contracts	—	108,811
TBA sales commitments	87,095,038	2,301,984
Capital shares sold	67,813,037	—
Dividends — unaffiliated	2,428,729	5,930
Dividends — affiliated	246	247
Interest — unaffiliated	124,836,940	641,706

Total assets	19,740,322,334	99,662,221

LIABILITIES
Bank overdraft	—	21,540
Cash received as collateral for TBA commitments	560,000	—
Collateral on securities loaned, at value	227,837,785	4,891,918
TBA sales commitments, at value(e)	87,566,242	2,304,284
Payables:
Investments purchased	1,253,335,229	22,830,308
Investment advisory fees	806,665	14,567

Total liabilities	1,570,105,921	30,062,617

NET ASSETS	$18,170,216,413	$69,599,604

NET ASSETS CONSIST OF
Paid-in capital	$21,369,432,983	$88,652,082
Accumulated loss	(3,199,216,570)	(19,052,478)

NET ASSETS	$18,170,216,413	$69,599,604

NET ASSET VALUE
Shares outstanding	414,500,000	850,000

Net asset value	$43.84	$81.88

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$21,068,006,094	$93,392,841
(b) Securities loaned, at value	$217,048,972	$4,728,529
(c) Investments, at cost — affiliated	$1,340,780,981	$7,430,023
(d) Foreign currency, at cost	$2,679	$—
(e) Proceeds from TBA sales commitments	$87,095,038	$2,301,984

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	171

Statements of Operations

Year Ended October 31, 2022

	iShares Core Total USD Bond Market ETF	iShares U.S. Fixed Income Balanced Risk Factor ETF

INVESTMENT INCOME
Dividends — affiliated	$10,861,966	$25,609
Interest — unaffiliated	383,033,556	2,752,677
Securities lending income — affiliated — net	1,186,583	13,621
Other income — unaffiliated	326,831	6,753

Total investment income	395,408,936	2,798,660

EXPENSES
Investment advisory	10,405,424	239,667
Professional	217	217

Total expenses	10,405,641	239,884

Less:
Investment advisory fees waived	(1,122,924)	(5,282)

Total expenses after fees waived	9,282,717	234,602

Net investment income	386,126,219	2,564,058

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(241,001,789)	(10,386,559)
Investments — affiliated	(859,131)	(9,532)
Foreign currency transactions	(21)	—
Futures contracts	—	(1,987,679)
In-kind redemptions — unaffiliated(a)	(56,360,278)	(518,564)
Payments by affiliate	5,151	—

	(298,216,068)	(12,902,334)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(3,082,741,251)	(6,845,002)
Investments — affiliated	(192,163)	(1,971)
Foreign currency translations	(89)	—
Futures contracts	—	642,182

	(3,082,933,503)	(6,204,791)

Net realized and unrealized loss	(3,381,149,571)	(19,107,125)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,995,023,352)	$(16,543,067)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

172	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core Total USD Bond Market ETF		iShares U.S. Fixed Income Balanced Risk Factor ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$386,126,219	$209,312,047	$2,564,058	$2,153,472
Net realized gain (loss)	(298,216,068)	(7,005,871)	(12,902,334)	295,619
Net change in unrealized appreciation (depreciation)	(3,082,933,503)	(166,288,012)	(6,204,791)	(1,664,661)

Net increase (decrease) in net assets resulting from operations	(2,995,023,352)	36,018,164	(16,543,067)	784,430

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(360,863,234)	(219,116,708)	(2,327,209)	(2,338,575)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,565,597,002	10,612,987,093	(26,528,687)	(15,239,332)

NET ASSETS
Total increase (decrease) in net assets	2,209,710,416	10,429,888,549	(45,398,963)	(16,793,477)
Beginning of year	15,960,505,997	5,530,617,448	114,998,567	131,792,044

End of year	$18,170,216,413	$15,960,505,997	$69,599,604	$114,998,567

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	173

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Total USD Bond Market ETF

	Year Ended 10/31/22		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$53.11		$54.01	$52.36	$48.54	$50.94

Net investment income(a)	1.08		0.95	1.38	1.60	1.44
Net realized and unrealized gain (loss)(b)	(9.34)		(0.74)	1.71	3.79	(2.48)

Net increase (decrease) from investment operations	(8.26)		0.21	3.09	5.39	(1.04)

Distributions(c)
From net investment income	(1.01)		(0.98)	(1.44)	(1.57)	(1.36)
From net realized gain	—		(0.13)	—	—	—

Total distributions	(1.01)		(1.11)	(1.44)	(1.57)	(1.36)

Net asset value, end of year	$43.84		$53.11	$54.01	$52.36	$48.54

Total Return(d)
Based on net asset value	(15.73	)%(e)	0.39%	5.98%	11.28%	(2.07)%

Ratios to Average Net Assets(f)
Total expenses	0.06%		0.06%	0.06%	0.06%	0.06%

Total expenses after fees waived	0.05%		0.05%	0.05%	0.05%	0.05%

Net investment income	2.23%		1.77%	2.59%	3.15%	2.91%

Supplemental Data
Net assets, end of year (000)	$18,170,216		$15,960,506	$5,530,617	$4,115,831	$2,286,286

Portfolio turnover rate(g)(h)	141%		223%	180%	172%	253%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

174	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Fixed Income Balanced Risk Factor ETF

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of year	$100.00	$101.38	$101.55	$95.83	$100.57

Net investment income(a)	2.44	1.81	2.67	3.51	3.15
Net realized and unrealized gain (loss)(b)	(18.32)	(1.22)	0.11	5.73	(4.88)

Net increase (decrease) from investment operations	(15.88)	0.59	2.78	9.24	(1.73)

Distributions(c)
From net investment income	(2.24)	(1.97)	(2.87)	(3.52)	(3.01)
Return of capital	—	—	(0.08)	—	—

Total distributions	(2.24)	(1.97)	(2.95)	(3.52)	(3.01)

Net asset value, end of year	$81.88	$100.00	$101.38	$101.55	$95.83

Total Return(d)
Based on net asset value	(16.04)%	0.57%	2.79%	9.82%	(1.73)%

Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.24%	0.25%	0.24%	0.25%	0.24%

Net investment income	2.67%	1.79%	2.65%	3.55%	3.22%

Supplemental Data
Net assets, end of year (000)	$69,600	$114,999	$131,792	$142,173	$110,203

Portfolio turnover rate(f)(g)	550%	546%	703%	504%	633%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	175

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core Total USD Bond Market	Diversified
U.S. Fixed Income Balanced Risk Factor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

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Notes to Financial Statements   (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security

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Notes to Financial Statements   (continued)

will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements   (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core Total USD Bond Market
Barclays Bank PLC	$19,510,618	$(19,510,618)	$—		$—
Barclays Capital, Inc.	18,238,489	(18,238,489)	—		—
BMO Capital Markets Corp.	953,264	(953,264)	—		—
BNP Paribas SA	18,104,243	(18,104,243)	—		—
BofA Securities, Inc.	9,861,947	(9,861,947)	—		—
Citadel Clearing LLC	1,843,226	(1,843,226)	—		—
Citigroup Global Markets, Inc.	10,479,890	(10,479,890)	—		—
Credit Suisse Securities (USA) LLC	3,026,610	(3,026,610)	—		—
Deutsche Bank Securities, Inc.	7,539,544	(7,539,544)	—		—
Goldman Sachs & Co. LLC	25,186,235	(25,186,235)	—		—
HSBC Securities (USA), Inc.	1,842,496	(1,842,496)	—		—
J.P. Morgan Securities LLC	68,196,630	(68,196,630)	—		—
Jefferies LLC	4,338,443	(4,338,443)	—		—
Nomura Securities International, Inc.	4,153,112	(4,153,112)	—		—
Pershing LLC	677,468	(677,468)	—		—
Scotia Capital (USA), Inc.	3,367,780	(3,367,780)	—		—
State Street Bank & Trust Co.	737,418	(737,418)	—		—
TD Securities (USA) LLC	1,926,012	(1,926,012)	—		—
Toronto-Dominion Bank	850,994	(850,994)	—		—
UBS AG	374,420	(374,420)	—		—
UBS Securities LLC	283,638	(283,638)	—		—
Wells Fargo Bank NA	478,793	(478,793)	—		—
Wells Fargo Securities LLC	15,077,702	(15,077,702)	—		—

	$217,048,972	$(217,048,972)	$—		$—

U.S. Fixed Income Balanced Risk Factor
Barclays Bank PLC	$860,989	$(860,989)	$—		$—
Barclays Capital, Inc.	158,296	(158,296)	—		—
BMO Capital Markets Corp.	21,338	(21,338)	—		—
BNP Paribas SA	1,747,294	(1,747,294)	—		—
BofA Securities, Inc.	471,524	(471,524)	—		—
Citigroup Global Markets, Inc.	94,159	(94,159)	—		—
Deutsche Bank Securities, Inc.	116,652	(116,652)	—		—
J.P. Morgan Securities LLC	1,011,133	(1,011,133)	—		—
Jefferies LLC	13,889	(13,889)	—		—
Nomura Securities International, Inc.	136,583	(136,583)	—		—
Wells Fargo Securities LLC	96,672	(96,672)	—		—

	$4,728,529	$(4,728,529)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

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Notes to Financial Statements   (continued)

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core Total USD Bond Market	0.06%
U.S. Fixed Income Balanced Risk Factor	0.25

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Core Total USD Bond Market ETF and the iShares U.S. Fixed Income Balanced Risk Factor ETF through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

Core Total USD Bond Market	$1,122,924
U.S. Fixed Income Balanced Risk Factor	5,282

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements   (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core Total USD Bond Market	$379,602
U.S. Fixed Income Balanced Risk Factor	4,930

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core Total USD Bond Market	$1,143,751	$1,938,317	$(923,083)
U.S. Fixed Income Balanced Risk Factor	80,546	55,624	3,600

During the year ended October 31, 2022, iShares Core Total USD Bond Market ETF received a reimbursement of $5,151 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating error.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Core Total USD Bond Market	$25,022,507,375	$23,356,633,806	$841,348,901	$899,675,900
U.S. Fixed Income Balanced Risk Factor	616,041,022	673,103,941	67,478,187	38,262,574

For the year ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core Total USD Bond Market	$4,837,199,805	$726,167,681
U.S. Fixed Income Balanced Risk Factor	1,912,707	16,109,229

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements   (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

Core Total USD Bond Market	$(56,373,821)	$56,373,821
U.S. Fixed Income Balanced Risk Factor	(518,564)	518,564

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 10/31/22	Year Ended 10/31/21

Core Total USD Bond Market
Ordinary income	$360,863,234	$214,502,177
Long-term capital gains	—	4,614,531

	$360,863,234	$219,116,708

U.S. Fixed Income Balanced Risk Factor
Ordinary income	$2,327,209	$2,338,575

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

Core Total USD Bond Market	$42,792,193	$(248,294,824)	$(2,993,713,939)	$(3,199,216,570)
U.S. Fixed Income Balanced Risk Factor	247,149	(13,690,143)	(5,609,484)	(19,052,478)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default and TBA transactions.

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core Total USD Bond Market	$22,418,539,758	$6,678,127	$(3,001,293,391)	$(2,994,615,264)
U.S. Fixed Income Balanced Risk Factor	100,883,068	784,872	(6,394,356)	(5,609,484)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

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Notes to Financial Statements   (continued)

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	183

Notes to Financial Statements   (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

Core Total USD Bond Market
Shares sold	134,000,000	$6,520,212,406	198,100,000	$10,612,987,093
Shares redeemed	(20,000,000)	(954,615,404)	—	—

	114,000,000	$5,565,597,002	198,100,000	$10,612,987,093

U.S. Fixed Income Balanced Risk Factor
Shares sold	50,000	$4,968,327	100,000	$10,005,380
Shares redeemed	(350,000)	(31,497,014)	(250,000)	(25,244,712)

	(300,000)	$(26,528,687)	(150,000)	$(15,239,332)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

iShares Core Total USD Bond Market ETF

iShares U.S. Fixed Income Balanced Risk Factor ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	185

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2022:

iShares ETF	Federal Obligation Interest

Core Total USD Bond Market	$77,974,655
U.S. Fixed Income Balanced Risk Factor	1,296

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends

Core Total USD Bond Market	$364,505,686
U.S. Fixed Income Balanced Risk Factor	2,451,787

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

iShares ETF	Interest-Related Dividends

Core Total USD Bond Market	$301,346,000
U.S. Fixed Income Balanced Risk Factor	2,123,796

186	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Core Total USD Bond Market ETF, iShares U.S. Fixed Income Balanced Risk Factor ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	187

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core Total USD Bond Market	$1.010985	$—	$—	$1.010985	100%	—%	—%	100%
U.S. Fixed Income Balanced Risk Factor	2.241008	—	—	2.241008	100	—	—	100

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	189

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

190	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	191

Trustee and Officer Information (unaudited) (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice Presidents.

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

192	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	193

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

OJSC	Open Joint Stock Company

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

SAP	Subject to Appropriations

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

194	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1013-1022

OCTOBER 31, 2022

2022 Annual Report

iShares Trust

•	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF | TLTW | Cboe BZX

•	iShares High Yield Corporate Bond BuyWrite Strategy ETF | HYGW | Cboe BZX

•	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF | LQDW | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S. bond market experienced a considerable decline for the 12 months ended October 31, 2022 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. fixed-income performance, returned -15.68%.

The U.S. Federal Reserve’s (Fed’s) shift toward tighter monetary policy was the primary factor driving the market downturn. Annualized consumer price inflation, which had been under 3.0% for over a decade, began to rise throughout 2021 and ultimately climbed above 6.0% in the year’s fourth calendar quarter. The inflation picture soon grew even more challenging following Russia’s invasion of Ukraine in early 2022, which—together with the resulting sanctions—further snarled global supply chains and contributed to a spike in energy prices. Inflation exceeded 8.0% in March 2022 and remained above that level through the end of the reporting period, with a peak of 9.1% in June.

The Fed moved aggressively in an effort to calm price pressures, ending its stimulative quantitative easing program and boosting interest rates from a range of 0.0%-0.25% to 3.0-3.25% in five separate increases from March to September 2022. This marked the largest move in such a short interval since 1980. In addition, the Fed appeared set to continue raising rates until inflation showed signs of returning closer to its longer-term target of 2%. Some evidence began to emerge later in the period that the Fed’s rate hikes had begun to reduce activity in certain segments of the economy, but there was still no sign that consumer price inflation had started to decline in a meaningful fashion. As a result, market prices at the end of October indicated that the central bank would not stop tightening until rates reached the 4.5-5.0% range.

These circumstances weighed heavily on bond market performance. The yield on the two-year U.S. Treasury note rose from 0.50% at the beginning of the period to 4.48% by the end of October 2022, while the 10-year yield climbed from 1.55% to 4.05%. The yield curve inverted significantly as result, meaning that short-term yields were higher those on longer-term debt. In late September, the yield curve moved to its largest inversion since 1982.

The surge in U.S. Treasury yields, together with investors’ increased aversion to risk, fueled weakness across all sectors of the bond market. Mortgage-backed securities, which were hurt by concerns about the housing market and the loss of demand stemming from Fed’s decision to end its quantitative easing policy, posted negative returns. Still, the category held up better than the broader index.

Investment-grade corporate bonds were among the worst-performing segments of the market. In addition to being adversely affected by rising Treasury yields, the asset class was pressured by a pronounced increase in yield spreads. The latter trend reflected concerns that weaker economic growth could lead to a slowdown in corporate earnings. Notably, the yield on corporate bonds—as gauged by the ICE BofA US Corporate Index—closed the period at the highest level since 2009.

High yield bonds also experienced sizable losses. As was the case with investment-grade corporates, a rise in both prevailing yields and yield spreads weighed heavily on performance. However, the category outperformed the investment-grade market due to its lower interest-rate sensitivity and higher weighting in the energy sector. Higher-rated issuers in the category—which are seen as having the least vulnerability to slowing growth—generally outperformed their lower-quality counterparts.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF

Investment Objective

The iShares 20+YearTreasury Bond BuyWrite Strategy ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares 20+ Year Treasury Bond ETF while writing (selling) one-month call options to generate income as represented by the Cboe TLT 2% OTM BuyWrite Index (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(13.29)%
Fund Market	(13.60)
Index	(13.22)

For the fiscal period ended October 31, 2022, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was August 18, 2022. The first day of secondary market trading was August 22, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (08/18/22)	(a)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$867.10	$0.38		$1,000.00	$1,024.20	$1.02		0.20%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 74/365 for actual expenses and 184/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	99.4%
Short-term Investments	1.4
Options Written	(1.3)
Other assets less liabilities	0.5

MATURITY ALLOCATION (of the UNDERLYING FUND)

Maturity	Percent of Total Investments	(a)
20-25 Years	31.1%
25-30 Years	68.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022	iShares® High Yield Corporate Bond BuyWrite Strategy ETF

Investment Objective

The iShares High Yield Corporate Bond BuyWrite Strategy ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares iBoxx $ High Yield Corporate Bond ETF while writing (selling) one-month call options to generate income as represented by the Cboe HYG BuyWrite Index (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(3.02)%
Fund Market	(3.02)
Index	(2.97)

For the fiscal period ended October 31, 2022, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was August 18, 2022. The first day of secondary market trading was August 22, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (08/18/22)	(a)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$969.80	$0.40		$1,000.00	$1,024.20	$1.02		0.20%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 74/365 for actual expenses and 184/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	100.7%
Short-term Investments	1.1
Options Written	(2.4)
Other assets less liabilities	0.6

MATURITY ALLOCATION (of the UNDERLYING FUND)

Maturity	Percent of Total Investments	(a)
0-1 Year	0.2%
1-5 Years	42.2
5-10 Years	55.6
10-15 Years	0.8
More than 20 Years	1.2

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF

Investment Objective

The iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares iBoxx $ Investment Grade Corporate Bond ETF while writing (selling) one-month call options to generate income as represented by the Cboe LQD BuyWrite Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(8.14)%
Fund Market	(8.23)
Index	(8.04)

For the fiscal period ended October 31, 2022, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was August 18, 2022. The first day of secondary market trading was August 22, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (08/18/22)	(a)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$918.60	$0.39		$1,000.00	$1,024.20	$1.02		0.20%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 74/365 for actual expenses and 184/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	100.3%
Short-term Investments	2.4
Options Written	(2.1)
Other assets less liabilities	(0.6)

CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment	(b)
Aaa	0.2%
A	0.3
Baa	2.7
Ba	45.0
B	41.1
Caa	10.0
Ca	0.2
Not Rated	0.5

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.4%
iShares 20+ Year Treasury Bond ETF(a)(b)	226,126	$21,732,970

Total Investment Companies (Cost: $24,062,187)		21,732,970

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(c)	310,000	310,000

Total Short-Term Securities — 1.4% (Cost: $310,000)		310,000

Total Investments Before Options Written — 100.8% (Cost: $ 24,372,187)		22,042,970

Options Written — (1.3)% (Premiums Received: $ (345,320))		(286,813)

Total Investments, Net of Options Written — 99.5% (Cost: $24,026,867)		21,756,157

Other Assets Less Liabilities — 0.5%		109,678

Net Assets — 100.0%		$21,865,835

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/18/22	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$310,000	(b)	$—	$—	$—	$310,000	310,000	$564	$—
iShares 20+ Year Treasury Bond ETF	—		24,072,642		(10,039)	(416)	(2,329,217)	21,732,970	226,126	55,121	—

						$(416)	$(2,329,217)	$22,042,970		$55,685	$—

(a) Commencement of operations. (b) Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares 20+ Year Treasury Bond ETF	2,261	11/18/22	USD 98.00	USD 21,730	$(286,813)

Balances Reported in the Statements of Assets and Liabilities for Options Written

	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$58,507	$—	$(286,813)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) October 31, 2022	iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$286,813	$—	$—	$—	$286,813

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Options written	$—	$—	$331,097	$—	$—	$—	$331,097

Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$58,507	$—	$—	$—	$58,507

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options
Average value of option contracts written	$286,813

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$21,732,970	$—	$—	$21,732,970
Money Market Funds	310,000	—	—	310,000

	$22,042,970	$—	$—	$22,042,970

Derivative financial instruments(a)
Liabilities
Options Written	—	(286,813)	—	(286,813)

(a) Derivative financial instruments are options written. Options written are shown at value.

See notes to financial statements.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® High Yield Corporate Bond BuyWrite Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.7%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	128,563	$ 9,440,381

Total Investment Companies (Cost: $9,600,249)		9,440,381

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(c)	100,000	100,000

Total Short-Term Securities — 1.1% (Cost: $100,000)		100,000

Total Investments Before Options Written — 101.8% (Cost: $ 9,700,249)		9,540,381

Options Written — (2.4)% (Premiums Received: $ (145,421))		(227,371)

Total Investments, Net of Options Written — 99.4% (Cost: $9,554,828)		9,313,010

Other Assets Less Liabilities — 0.6%		56,659

Net Assets — 100.0%		$ 9,369,669

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/18/22	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$100,000	(b)	$—	$—	$—	$100,000	100,000	$311	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—		10,592,741		(924,169)	(68,323)	(159,868)	9,440,381	128,563	54,965	—

						$(68,323)	$(159,868)	$9,540,381		$55,276	$—

(a) Commencement of operations. (b) Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares iBoxx $ High Yield Corporate Bond ETF	1,285	11/18/22	USD 72.00	USD 9,436	$(227,371)

Balances Reported in the Statements of Assets and Liabilities for Options Written

	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$—	$(81,950)	$(227,371)

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2022	iShares® High Yield Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$227,371	$—	$—	$—	$227,371

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Options written	$—	$—	$152,758	$—	$—	$—	$152,758

Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$(81,950)	$—	$—	$—	$(81,950)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options
Average value of option contracts written	$227,371

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$9,440,381	$—	$—	$9,440,381
Money Market Funds	100,000	—	—	100,000

	$9,540,381	$—	$—	$9,540,381

Derivative financial instruments(a)
Liabilities
Options Written	—	(227,371)	—	(227,371)

(a) Derivative financial instruments are options written. Options written are shown at value.

See notes to financial statements.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	124,294	$12,597,197

Total Investment Companies (Cost: $13,291,093)		12,597,197

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(c)	300,000	300,000

Total Short-Term Securities — 2.4% (Cost: $300,000)		300,000

Total Investments Before Options Written — 102.7%

(Cost: $13,591,093)		12,897,197

Options Written — (2.1)% (Premiums Received: $ (209,378))		(262,323)

Total Investments, Net of Options Written — 100.6%

(Cost: $13,381,715)		12,634,874

Liabilities in Excess of Other Assets — (0.6)%		(76,283)

Net Assets — 100.0%		$12,558,591

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/18/22	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$300,000	(b)	$—	$—	$—	$300,000	300,000	$567	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—		19,944,778		(6,306,412)	(347,273)	(693,896)	12,597,197	124,294	55,875	—

						$(347,273)	$(693,896)	$12,897,197		$56,442	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,242	11/18/22	USD 100.00	USD 12,588	$(262,323)

Balances Reported in the Statements of Assets and Liabilities for Options Written

	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$—	$(52,945)	$(262,323)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2022	iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$262,323	$—	$—	$—	$262,323

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Options written	$—	$—	$150,125	$—	$—	$—	$150,125

Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$(52,945)	$—	$—	$—	$(52,945)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options
Average value of option contracts written	$262,323

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$12,597,197	$—	$—	$12,597,197
Money Market Funds	300,000	—	—	300,000

	$12,897,197	$—	$—	$12,897,197

Derivative financial instruments(a)
Liabilities
Options Written	—	(262,323)	—	(262,323)

(a)	Derivative financial instruments are options written. Options written are shown at value.

See notes to financial statements.

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2022

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

ASSETS
Investments, at value — affiliated(a)	$22,042,970	$9,540,381	$12,897,197
Cash	7,590	5,545	7,404
Receivables:
Options written	90,686	35,663	21,835
Capital shares sold	—	—	18,281
Dividends — affiliated	14,718	16,777	16,045

Total assets	22,155,964	9,598,366	12,960,762

LIABILITIES
Options written, at value(b)	286,813	227,371	262,323
Payables:
Options written	—	—	136,983
Investment advisory fees	3,316	1,326	2,865

Total liabilities	290,129	228,697	402,171

NET ASSETS	$21,865,835	$9,369,669	$12,558,591

NET ASSETS CONSIST OF
Paid-in capital	$24,136,961	$9,611,487	$13,321,712
Accumulated loss	(2,271,126)	(241,818)	(763,121)

NET ASSETS	$21,865,835	$9,369,669	$12,558,591

NET ASSET VALUE
Shares outstanding	650,000	250,000	350,000

Net asset value	$33.64	$37.48	$35.88

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — affiliated	$24,372,187	$9,700,249	$13,591,093
(b) Premiums received	345,320	145,421	209,378

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Operations

Year Ended October 31, 2022

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF (a)	iShares High Yield Corporate Bond BuyWrite Strategy ETF (a)	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (a)

INVESTMENT INCOME
Dividends — affiliated	$55,685	$55,276	$56,442

Total investment income	55,685	55,276	56,442

EXPENSES
Investment advisory	9,674	8,516	7,852

Total expenses	9,674	8,516	7,852

Less:
Investment advisory fees waived	(4,146)	(6,083)	(3,365)

Total expenses after fees waived	5,528	2,433	4,487

Net investment income	50,157	52,843	51,955

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(416)	(369)	(330)
In-kind redemptions — affiliated(b)	—	(67,954)	(346,943)
Options written	331,097	152,758	150,125

	330,681	84,435	(197,148)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(2,329,217)	(159,868)	(693,896)
Options written	58,507	(81,950)	(52,945)

	(2,270,710)	(241,818)	(746,841)

Net realized and unrealized loss	(1,940,029)	(157,383)	(943,989)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,889,872)	$(104,540)	$(892,034)

(a)	For the period from August 18, 2022 (commencement of operations) to October 31, 2022.
(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF
	Period From 08/18/22 to 10/31/22 (a)	Period From 08/18/22 to 10/31/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$50,157	$52,843
Net realized gain	330,681	84,435
Net change in unrealized appreciation (depreciation)	(2,270,710)	(241,818)

Net decrease in net assets resulting from operations	(1,889,872)	(104,540)

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(381,254)	(205,232)
Return of capital	(28,722)	(10,822)

Decrease in net assets resulting from distributions to shareholders	(409,976)	(216,054)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	24,165,683	9,690,263

NET ASSETS
Total increase in net assets	21,865,835	9,369,669
Beginning of period	—	—

End of period	$21,865,835	$9,369,669

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Changes in Net Assets  (continued)

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

Period From 08/18/22 to 10/31/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$51,955
Net realized loss	(197,148)
Net change in unrealized appreciation (depreciation)	(746,841)

Net decrease in net assets resulting from operations	(892,034)

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(218,030)
Return of capital	(33,141)

Decrease in net assets resulting from distributions to shareholders	(251,171)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	13,701,796

NET ASSETS
Total increase in net assets	12,558,591
Beginning of period	—

End of period	$12,558,591

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout the period)

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF

	Period From 08/18/22 to 10/31/22	(a)

Net asset value, beginning of period	$40.06

Net investment income(b)	0.13
Net realized and unrealized gain(c)	(5.35)

Net increase from investment operations	(5.22)

Distributions(d)
From net investment income	(1.12)
Return of capital	(0.08)

Total distributions	(1.20)

Net asset value, end of period	$33.64

Total Return(e)
Based on net asset value	(13.29	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)

Total expenses after fees waived	0.20	%(h)

Net investment income	1.81	%(h)

Supplemental Data
Net assets, end of period (000)	$21,866

Portfolio turnover rate(i)	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares High Yield Corporate Bond BuyWrite Strategy ETF

	Period From 08/18/22(a) to 10/31/22

Net asset value, beginning of period	$40.06

Net investment income(b)	0.33
Net realized and unrealized loss(c)		(1.54)

Net decrease from investment operations		(1.21)

Distributions(d)
From net investment income		(1.30)
Return of capital		(0.07)

Total distributions		(1.37)

Net asset value, end of period	$37.48

Total Return(e)
Based on net asset value	(3.02	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.70	%(h)

Total expenses after fees waived	0.20	%(h)

Net investment income	4.25	%(h)

Supplemental Data
Net assets, end of period (000)	$9,370

Portfolio turnover rate(i)		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
	Period From 08/18/22 to 10/31/22	(a)

Net asset value, beginning of period	$40.10

Net investment income(b)	0.17
Net realized and unrealized loss(c)	(3.40)

Net decrease from investment operations	(3.23)

Distributions(d)
From net investment income	(0.86)
Return of capital	(0.13)

Total distributions	(0.99)

Net asset value, end of period	$35.88

Total Return(e)
Based on net asset value	(8.14	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)

Total expenses after fees waived	0.20	%(h)

Net investment income	2.32	%(h)

Supplemental Data
Net assets, end of period (000)	$12,559

Portfolio turnover rate(i)	0	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
20+ Year Treasury Bond BuyWrite Strategy(a)	Diversified
High Yield Corporate Bond BuyWrite Strategy(a)	Diversified
Investment Grade Corporate Bond BuyWrite Strategy(a)	Diversified

(a)	The Fund commenced operations on August 18, 2022.

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds each Fund’s current and accumulated earning and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to the Fund’s shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

Exchange-traded equity options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Options: The Funds will write European-style call options on its respective Underlying Fund to generate gains from options premiums.

A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. The Funds do not expect to physically settle outstanding option positions as they will generally purchase offsetting call options as necessary to close out the open call positions.

Premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the Statements of Assets and Liabilities. When a written option expires without being exercised, a realized gain is recorded in the Statements of Operations to the extent of the premiums received. When a written option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds or does not exceed the premiums received. Written call options will typically be “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. The Funds will seek to write call options up to (but not exceeding) the full amounts of shares of the underlying funds held in the Funds (i.e., the short positions in the call options are offset, or “covered,” by the long positions the Funds hold in shares of the underlying funds).

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
20+ Year Treasury Bond BuyWrite Strategy	0.35%
High Yield Corporate Bond BuyWrite Strategy	0.70
Investment Grade Corporate Bond BuyWrite Strategy	0.35

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares 20+ Year Treasury Bond BuyWrite Strategy ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares 20+ Year Treasury Bond ETF (“TLT”), after taking into account any fee waivers by TLT, plus 0.20%.

For the iShares High Yield Corporate Bond BuyWrite Strategy ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.20%.

For the iShares Investment Grade Corporate Bond BuyWrite Strategy ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.20%.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived
20+ Year Treasury Bond BuyWrite Strategy	$4,146
High Yield Corporate Bond BuyWrite Strategy	6,083
Investment Grade Corporate Bond BuyWrite Strategy	3,365

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the period ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
20+ Year Treasury Bond BuyWrite Strategy	$—	$10,039
High Yield Corporate Bond BuyWrite Strategy	—	7,793
Investment Grade Corporate Bond BuyWrite Strategy	39,301	7,915

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

For the period ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
20+ Year Treasury Bond BuyWrite Strategy	$24,072,642	$—
High Yield Corporate Bond BuyWrite Strategy	10,592,741	916,376
Investment Grade Corporate Bond BuyWrite Strategy	19,905,477	6,298,497

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
High Yield Corporate Bond BuyWrite Strategy	$(67,954)	$67,954
Investment Grade Corporate Bond BuyWrite Strategy	(346,943)	346,943

The tax character of distributions paid was as follows:

iShares ETF	Period Ended 10/31/22
20+ Year Treasury Bond BuyWrite Strategy
Ordinary income	$381,254
Return of capital	28,722

$409,976

High Yield Corporate Bond BuyWrite Strategy
Ordinary income	$205,232
Return of capital	10,822

$216,054

Investment Grade Corporate Bond BuyWrite Strategy
Ordinary income	$218,030
Return of capital	33,141

$251,171

As of October 31, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Net Unrealized Gains (Losses	)(a)	Total
20+ Year Treasury Bond BuyWrite Strategy	$(2,271,126)		$(2,271,126)
High Yield Corporate Bond BuyWrite Strategy	(241,818)		(241,818)
Investment Grade Corporate Bond BuyWrite Strategy	(763,121)		(763,121)

(a)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on straddles.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (continued)

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

20+ Year Treasury Bond BuyWrite Strategy	$24,372,187	$—	$(2,329,217)	$(2,329,217)
High Yield Corporate Bond BuyWrite Strategy	9,700,249	—	(159,868)	(159,868)
Investment Grade Corporate Bond BuyWrite Strategy	13,591,093	—	(693,896)	(693,896)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the underlying funds above the exercise prices of the written options but will continue to bear the risk of declines in the value of the underlying funds. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying funds. In addition, the Funds’ ability to sell shares of the underlying funds will be limited while the options are in effect unless the Funds extinguish the option positions through the purchase of offsetting identical options prior to the expiration of the written options.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the underlying funds, which could reduce the Funds’ returns. Exchanges may suspend the trading of options. As a result, the Funds may be unable to write or purchase options at times that may be advantageous to the Funds. If the Funds are unable to extinguish the option positions before exercise, the Funds may be required to deliver the corresponding shares of the underlying funds, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, the Funds use options which are struck once per month, and the timing of changes in the price of the underlying funds may affect the Funds’ performance.

The Funds will be affected by movements in interest rates and the resulting share price of the underlying funds. In a falling interest rate environment, the underlying funds are generally expected to appreciate in price and the Funds may underperform the underlying funds as price appreciation for the Funds is limited to the exercise prices of the options written by the Funds.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 10/31/22

iShares ETF	Shares	Amount

20+ Year Treasury Bond BuyWrite Strategy
Shares sold	650,000	$24,165,683

High Yield Corporate Bond BuyWrite Strategy
Shares sold	275,000	$10,621,163
Shares redeemed	(25,000)	(930,900)

	250,000	$9,690,263

Investment Grade Corporate Bond BuyWrite Strategy
Shares sold	525,000	$19,983,269
Shares redeemed	(175,000)	(6,281,473)

	350,000	$13,701,796

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the three funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period August 18, 2022 (commencement of operations) through October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period August 18, 2022 (commencement of operations) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF

iShares High Yield Corporate Bond BuyWrite Strategy ETF

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information  (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2022:

iShares ETF	Federal Obligation Interest

20+ Year Treasury Bond BuyWrite Strategy	$54,749

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

iShares ETF	Interest Dividends

20+ Year Treasury Bond BuyWrite Strategy	$55,174
High Yield Corporate Bond BuyWrite Strategy	39,181
Investment Grade Corporate Bond BuyWrite Strategy	45,314

The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

iShares ETF	Interest-Related Dividends

20+ Year Treasury Bond BuyWrite Strategy	$55,174
High Yield Corporate Bond BuyWrite Strategy	33,835
Investment Grade Corporate Bond BuyWrite Strategy	45,202

I M P O R T A N T T A X I N F O R M A T I O N	29

Board Review and Approval of Investment Advisory Contract

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF, iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further

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Board Review and Approval of Investment Advisory Contract  (continued)

noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares High Yield Corporate Bond BuyWrite Strategy ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	31

Board Review and Approval of Investment Advisory Contract  (continued)

as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
20+ Year Treasury Bond BuyWrite Strategy(a)	$0.556207	$—	$0.644282	$1.200489	46%	—%	54%	100%
High Yield Corporate Bond BuyWrite Strategy(a)	0.585669	—	0.787438	1.373107	43	—	57	100
Investment Grade Corporate Bond BuyWrite Strategy(a)	0.552376	—	0.435407	0.987783	56	—	44	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	33

Trustee and Officer Information  (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 379 funds as of October 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information  (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	35

Trustee and Officer Information  (unaudited) (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice Presidents.

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	37

Glossary of Terms Used in this Report

Currency Abbreviations

USD United States Dollar

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Financial Information

Schedules of Investments (Unaudited)

October 31, 2022

Statements of Assets and Liabilities (Unaudited)

October 31, 2022

iShares Trust

iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited) October 31, 2022	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.3%
U.S. Treasury Note/Bond
1.25%, 05/15/50	$357,647	$184,286,000
1.38%, 08/15/50	846,066	451,025,889
1.63%, 11/15/50	2,858,835	1,634,896,037
1.88%, 02/15/51	4,324,457	2,647,547,433
1.88%, 11/15/51	2,203,273	1,342,103,325
2.00%, 02/15/50	1,722,225	1,095,563,574
2.00%, 08/15/51	2,927,895	1,844,459,612
2.25%, 08/15/49	1,200,282	815,910,234
2.25%, 02/15/52	399,129	267,665,886
2.38%, 11/15/49	428	299,115
2.50%, 02/15/45	89,625	64,498,491
2.50%, 02/15/46	1,496,281	1,070,075,066
2.50%, 05/15/46	1,367,925	976,035,569
2.75%, 11/15/42	340,061	261,993,168
2.75%, 08/15/47	1,956	1,467,150
2.75%, 11/15/47	551,951	414,135,885
2.88%, 05/15/43	1,677,786	1,315,161,789
2.88%, 08/15/45	680,477	524,126,626
2.88%, 11/15/46	507,806	390,594,369
2.88%, 05/15/49	123	95,475
2.88%, 05/15/52	181,151	140,590,159
3.00%, 11/15/44	92,756	73,342,854
3.00%, 02/15/47	456,945	359,380,184
3.00%, 02/15/48	1,648,417	1,301,669,676
3.00%, 08/15/48	1,855,113	1,472,930,745

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 02/15/49	$2,050,356	$1,635,959,900
3.00%, 08/15/52	309,065	247,493,457
3.13%, 02/15/43	743,750	609,613,691
3.13%, 08/15/44	1,349,655	1,092,535,101
3.13%, 05/15/48	1,196,650	970,735,490
3.63%, 08/15/43	584,341	518,259,894
3.75%, 11/15/43	195,461	176,471,908

		23,900,923,752

Total Long-Term Investments — 98.3%

(Cost: $33,026,418,644)		23,900,923,752

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	143,490	143,490,000

Total Short-Term Securities — 0.6%

(Cost: $143,490,000)		143,490,000

Total Investments — 98.9%

(Cost: $33,169,908,644)		24,044,413,752

Other Assets Less Liabilities — 1.1%		259,050,894

Net Assets — 100.0%		$24,303,464,646

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$23,900,923,752	$—	$23,900,923,752
Money Market Funds	143,490,000	—	—	143,490,000

	$143,490,000	$23,900,923,752	$—	$24,044,413,752

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 12/01/22)(a)(b)	$19,155	$17,239,500
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	16,910	13,292,105
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	17,083	13,940,582
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	8,057	6,566,455
3.75%, 02/15/28 (Call 02/15/23)(b)	9,343	8,175,125
4.00%, 02/15/30 (Call 02/15/25)(b)	8,667	7,373,450
4.88%, 01/15/29 (Call 01/15/24)(b)	7,132	6,452,320
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	7,557	6,215,633
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	7,107	5,871,910
5.00%, 08/15/27 (Call 11/14/22)(a)(b)	9,456	8,534,040
6.25%, 06/15/25 (Call 12/01/22)(a)(b)	5,391	5,343,320
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	18,111	15,793,698
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)(b)	15,894	13,470,165

		128,268,303

Aerospace & Defense — 2.7%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	12,988	11,575,555
7.13%, 06/15/26 (Call 06/15/23)(a)	18,931	17,891,877
7.50%, 12/01/24 (Call 12/01/22)(a)(b)	4,217	4,212,264
7.50%, 03/15/25 (Call 12/01/22)(a)(b)	19,628	19,329,066
7.88%, 04/15/27 (Call 12/01/22)(a)(b)	31,275	29,700,304
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	12,109	10,079,289
5.13%, 10/01/24 (Call 07/01/24)(b)	15,177	14,987,288
6.88%, 05/01/25 (Call 04/01/25)(b)	9,226	9,430,909
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	13,458	11,872,646
5.75%, 10/15/27 (Call 07/15/27)(a)	18,398	16,677,051
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	11,986	8,584,373
5.50%, 01/15/25 (Call 12/01/22)(a)(b)	5,921	5,700,443
7.50%, 04/15/25 (Call 12/01/22)(a)	18,434	17,973,150
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	18,927	16,154,573
4.88%, 05/01/29 (Call 05/01/24)(b)	12,542	10,692,055
5.50%, 11/15/27 (Call 12/01/22)(b)	43,314	39,253,313
6.25%, 03/15/26 (Call 12/01/22)(a)	68,936	68,010,534
6.38%, 06/15/26 (Call 12/01/22)(b)	14,616	14,092,747
7.50%, 03/15/27 (Call 12/01/22)(b)	8,361	8,256,488
8.00%, 12/15/25 (Call 12/01/22)(a)	15,368	15,636,940
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 12/01/22)	8,339	8,145,223
Triumph Group Inc.
6.25%, 09/15/24 (Call 12/01/22)(a)	9,124	8,451,105
7.75%, 08/15/25 (Call 12/01/22)(b)	8,918	6,756,723
8.88%, 06/01/24 (Call 02/01/23)(a)	6,236	6,303,099

		379,767,015

Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 11/14/22)(a)(b)	6,131	5,914,116
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	17,919	17,247,038

Security	Par (000)	Value

Agriculture (continued)
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	$12,524	$10,958,500
10.50%, 11/01/26 (Call 12/01/22)(a)(b)	7,603	7,502,260

		41,621,914

Airlines — 2.0%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	18,710	16,495,236
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	9,634	8,448,440
American Airlines Inc., 11.75%, 07/15/25(a)(b)	40,197	44,016,016
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	52,683	50,048,850
5.75%, 04/20/29(a)	48,028	43,705,087
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	15,037	14,192,791
3.75%, 10/28/29 (Call 07/28/29)(b)	9,272	7,650,129
4.38%, 04/19/28 (Call 01/19/28)(b)	8,865	7,866,801
7.38%, 01/15/26 (Call 12/15/25)(b)	13,539	13,830,089
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	18,996	17,548,928
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	29,998	27,410,786
4.63%, 04/15/29 (Call 10/15/28)(a)	32,762	28,093,415

		279,306,568

Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	12,546	12,172,846
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	15,381	14,112,067

		26,284,913

Auto Manufacturers — 3.1%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	16,595	13,213,082
4.75%, 10/01/27 (Call 11/14/22)(a)	6,923	6,360,513
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	8,297	7,736,952
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)(b)	18,263	17,532,480
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(b)	33,537	25,141,532
4.35%, 12/08/26 (Call 09/08/26)(b)	19,795	18,454,720
6.10%, 08/19/32 (Call 05/19/32)(b)	25,781	23,654,067
9.63%, 04/22/30 (Call 01/22/30)(b)	5,658	6,329,565
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)(b)	15,030	13,594,635
2.70%, 08/10/26 (Call 07/10/26)(b)	20,567	17,743,768
2.90%, 02/16/28 (Call 12/16/27)(b)	10,641	8,649,710
2.90%, 02/10/29 (Call 12/10/28)	11,458	8,980,207
3.35%, 11/01/22	713	713,000
3.37%, 11/17/23	4,991	4,828,793
3.38%, 11/13/25 (Call 10/13/25)(b)	29,492	26,786,994
3.63%, 06/17/31 (Call 03/17/31)(b)	13,962	10,833,761
3.66%, 09/08/24	10,288	9,773,600
3.81%, 01/09/24 (Call 11/09/23)	5,605	5,431,714
3.82%, 11/02/27 (Call 08/02/27)	10,608	9,135,256
4.00%, 11/13/30 (Call 08/13/30)	21,099	17,094,410
4.06%, 11/01/24 (Call 10/01/24)(b)	17,949	17,206,809
4.13%, 08/04/25	17,345	16,130,850
4.13%, 08/17/27 (Call 06/17/27)	16,689	14,825,673
4.27%, 01/09/27 (Call 11/09/26)	11,270	10,199,350
4.39%, 01/08/26	15,099	14,027,531
4.54%, 08/01/26 (Call 06/01/26)	9,604	8,839,522

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.69%, 06/09/25 (Call 04/09/25)	$7,746	$7,339,335
4.95%, 05/28/27 (Call 04/28/27)	21,304	19,517,856
5.11%, 05/03/29 (Call 02/03/29)(b)	22,129	19,783,326
5.13%, 06/16/25 (Call 05/16/25)(b)	22,646	21,848,861
5.58%, 03/18/24 (Call 02/18/24)	18,152	17,929,832
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	7,092	5,123,970
5.50%, 07/15/29 (Call 07/15/24)(a)	7,204	5,068,914
5.88%, 01/15/28 (Call 01/15/24)(a)	10,439	7,730,079
7.75%, 10/15/25 (Call 12/01/22)(a)	11,607	10,727,538

		448,288,205

Auto Parts & Equipment — 1.5%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	8,877	7,226,655
6.25%, 03/15/26 (Call 11/14/22)(b)	475	451,233
6.50%, 04/01/27 (Call 12/01/22)(b)	8,533	7,867,448
6.88%, 07/01/28 (Call 07/01/23)(b)	6,938	6,295,416
Clarios Global LP, 6.75%, 05/15/25 (Call 12/01/22)(a)(b)	8,788	8,762,691
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 12/01/22)(a)(b)	14,510	14,081,835
8.50%, 05/15/27 (Call 12/01/22)(a)(b)	33,014	32,415,621
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 12/01/22)(a)	8,273	8,065,248
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	6,497	5,190,063
5.38%, 11/15/27 (Call 11/15/22)(b)	5,757	5,256,141
5.63%, 06/15/28 (Call 06/15/23)(b)	6,081	5,503,305
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	12,994	11,823,148
5.00%, 05/31/26 (Call 12/01/22)(b)	15,183	14,573,403
5.00%, 07/15/29 (Call 04/15/29)(b)	13,361	11,575,022
5.25%, 04/30/31 (Call 01/30/31)(b)	10,433	8,786,919
5.25%, 07/15/31 (Call 04/15/31)(b)	10,447	8,758,939
5.63%, 04/30/33 (Call 01/30/33)(b)	5,070	4,239,968
9.50%, 05/31/25 (Call 11/16/22)	6,783	7,067,809
Tenneco Inc.
5.00%, 07/15/26 (Call 11/07/22)(b)	7,043	7,016,589
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	10,777	10,713,685
7.88%, 01/15/29 (Call 01/15/24)(a)(b)	6,227	6,219,995
ZF North America Capital Inc., 4.75%, 04/29/25(a)	18,878	17,769,201

		209,660,334

Banks — 1.1%
Commerzbank AG, 8.13%, 09/19/23(a)	996	993,417
Deutsche Bank AG, 4.50%, 04/01/25(b)	8,664	8,058,040
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30), (SOFR + 2.757%)(b)(c)	12,830	9,020,968
3.74%, 01/07/33 (Call 10/07/31), (SOFR + 2.257%)(b)(c)	6,365	4,309,719
4.88%, 12/01/32 (Call 12/01/27)(b)(c)	5,298	4,219,319
5.88%, 07/08/31 (Call 04/08/30), (SOFR + 5.438%)(b)(c)	5,595	4,600,715
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(b)(c)(d)	282	257,012
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	10,585	7,837,311
7.63%, 05/01/26 (Call 05/01/23)(a)	9,323	7,350,533
8.13%, 11/15/24 (Call 12/01/22)(a)	6,858	6,042,789
8.25%, 04/15/25 (Call 12/01/22)(a)(b)	8,650	7,418,298

Security	Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(c)	$11,730	$7,997,539
5.02%, 06/26/24(a)	29,452	28,143,215
5.71%, 01/15/26(a)(b)	22,349	20,611,329
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(c)	19,832	14,679,274
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	14,982	12,425,418
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	16,526	14,312,699

		158,277,595

Building Materials — 1.1%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	20,578	16,279,770
5.00%, 03/01/30 (Call 03/01/25)(a)	8,533	7,341,111
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	11,409	10,491,945
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)	11,341	9,441,382
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)(b)	7,737	4,835,625
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	18,120	16,598,282
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/01/22)(a)(b)	7,772	6,467,554
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	6,113	4,559,564
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	16,949	14,308,588
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	16,806	12,569,123
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	26,478	21,407,993
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	14,458	12,675,329
5.00%, 02/15/27 (Call 12/01/22)(a)(b)	12,038	10,952,998
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	12,140	11,131,166

		159,060,430

Chemicals — 1.8%
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	13,176	10,536,042
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	6,199	4,183,292
Avient Corp.
5.75%, 05/15/25 (Call 12/01/22)(a)(b)	10,465	10,199,887
7.13%, 08/01/30 (Call 08/01/25)(a)	11,524	11,021,784
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	11,082	9,152,693
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	7,943	7,256,483
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	10,811	8,432,580
5.38%, 05/15/27 (Call 02/15/27)(b)	7,401	6,622,045
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	13,315	11,311,092
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	10,728	9,783,936
5.25%, 12/15/29 (Call 09/15/29)(b)	11,973	10,285,713
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	8,294	6,739,704
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	13,723	13,298,874
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	7,234	6,872,300
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	18,956	16,965,620
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	8,267	7,481,635
5.13%, 09/15/27 (Call 12/01/22)	6,170	5,784,375

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.63%, 08/01/29 (Call 08/01/24)(b)	$10,487	$9,855,683
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	13,407	10,836,208
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	5,501	3,817,529
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	16,272	14,120,842
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	10,348	8,399,048
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	16,541	12,746,577
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	8,373	6,606,297
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	5,897	5,698,016
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)(b)	12,300	10,762,500
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	16,890	13,055,632

		251,826,387

Commercial Services — 4.0%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	14,987	12,845,770
Albion Financing 1 SARL/Aggreko Holdings Inc.
6.13%, 10/15/26 (Call 10/15/23)(a)	7,379	6,242,634
8.75%, 04/15/27 (Call 10/15/23)(a)(b)	7,787	6,696,041
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	14,297	10,022,197
6.63%, 07/15/26 (Call 12/01/22)(a)	29,757	28,455,131
9.75%, 07/15/27 (Call 12/01/22)(a)(b)	16,727	14,542,621
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)(b)	32,203	26,801,326
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	12,298	9,717,757
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	11,233	10,797,721
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	9,938	8,639,369
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	9,418	8,231,332
5.75%, 07/15/27 (Call 12/01/22)(a)(b)	3,866	3,525,792
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	15,563	13,929,055
3.50%, 06/01/31 (Call 03/01/31)(b)	16,509	13,286,993
Brink’s Co. (The)
4.63%, 10/15/27 (Call 12/01/22)(a)(b)	10,675	9,805,254
5.50%, 07/15/25 (Call 12/01/22)(a)	6,842	6,651,177
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	9,461	8,441,046
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	8,241	6,426,332
9.50%, 11/01/27 (Call 12/01/22)(a)	9,072	8,192,016
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	9,159	7,891,051
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	14,644	12,372,716
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	13,096	12,049,411
Grand Canyon University
4.13%, 10/01/24(b)	7,048	6,607,500
5.13%, 10/01/28 (Call 08/01/28)(b)	5,641	5,102,284
Herc Holdings Inc., 5.50%, 07/15/27 (Call 12/01/22)(a)(b)	19,560	18,508,650
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	8,592	7,310,360
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	14,954	11,910,487
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	16,505	14,196,830

Security	Par (000)	Value

Commercial Services (continued)
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	$20,528	$15,857,880
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 11/16/22)(a)(b)	6,276	6,263,636
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	15,156	13,162,759
5.25%, 04/15/24(a)(b)	8,732	8,644,243
5.75%, 04/15/26(a)	21,600	21,065,817
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	21,142	19,567,048
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 12/01/22)(a)(b)	382	376,808
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a)	716	582,134
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 12/01/22)(a)(b)	12,037	11,062,003
9.25%, 04/15/25 (Call 03/16/25)(a)	12,447	12,121,414
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	13,812	10,983,993
4.00%, 05/15/31 (Call 05/15/26)(b)	11,800	9,826,121
4.63%, 12/15/27 (Call 12/15/22)(b)	7,536	7,002,710
5.13%, 06/01/29 (Call 06/01/24)(b)	10,847	10,029,860
Sotheby’s, 7.38%, 10/15/27 (Call 11/14/22)(a)(b)	13,224	12,794,220
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	11,656	9,391,205
3.88%, 02/15/31 (Call 08/15/25)(b)	17,467	14,465,588
4.00%, 07/15/30 (Call 07/15/25)(b)	11,534	9,832,850
4.88%, 01/15/28 (Call 01/15/23)(b)	24,788	23,052,840
5.25%, 01/15/30 (Call 01/15/25)(b)	12,854	11,922,085
5.50%, 05/15/27 (Call 12/01/22)(b)	6,437	6,256,700
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 12/01/22)(a)	17,685	17,732,484
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)(b)	9,108	8,229,472

		569,422,723

Computers — 1.2%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)(b)	10,764	9,483,945
4.00%, 07/01/29 (Call 07/01/24)(a)	7,629	6,702,662
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	32,706	26,979,180
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 12/01/22)(b)	5,195	2,656,755
9.38%, 07/15/25 (Call 11/16/22)(a)(b)	9,868	7,374,356
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(a)(b)	9,846	2,699,951
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	9,816	8,319,060
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	19,355	16,232,773
5.25%, 10/01/30 (Call 10/01/25)(a)	7,808	6,308,585
5.75%, 09/01/27 (Call 11/14/22)(a)(b)	5,110	4,931,150
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	6,350	6,080,347
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)(b)	7,484	6,910,726
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	9,811	8,731,790
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	7,446	5,517,858
3.38%, 07/15/31 (Call 01/15/26)(b)	8,284	5,912,705
4.09%, 06/01/29 (Call 03/01/29)	8,187	6,561,321
4.13%, 01/15/31 (Call 10/15/30)	9,039	6,797,328
4.75%, 01/01/25(b)	6,160	5,923,148

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.88%, 03/01/24 (Call 01/01/24)	$3,699	$3,625,082
4.88%, 06/01/27 (Call 03/01/27)(b)	7,044	6,498,090
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	20,434	20,000,151

		174,246,963

Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	15,174	14,292,763
6.50%, 04/15/26 (Call 12/01/22)(a)(b)	7,581	7,219,386
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)(b)	6,473	5,609,178
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	6,541	5,579,473
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	12,923	12,154,469

		44,855,269

Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	5,690	4,673,766
4.00%, 01/15/28 (Call 01/15/23)(a)	10,471	9,240,553
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	18,210	15,387,450
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 12/01/22)(a)	9,609	5,049,930
9.00%, 11/15/26 (Call 12/01/22)(a)(b)	13,712	8,660,499

		43,012,198

Diversified Financial Services — 3.5%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	11,996	10,772,308
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)(b)	8,455	7,919,645
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	6,998	7,024,243
Ally Financial Inc., 5.75%, 11/20/25
(Call 10/21/25)(b)	15,594	15,094,992
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	15,134	9,969,645
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	16,219	9,628,491
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	14,449	8,524,910
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	16,538	12,982,826
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	7,289	4,081,840
6.50%, 11/01/25 (Call 12/01/22)(a)(b)	8,158	5,547,440
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	14,023	12,240,116
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	6,274	5,475,257
4.63%, 11/15/27 (Call 12/01/22)(a)	5,903	5,462,985
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	7,098	5,465,460
6.50%, 05/01/28 (Call 05/01/24)(a)	14,705	12,504,817
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	9,712	7,307,256
5.50%, 08/15/28 (Call 08/15/23)(a)	13,689	11,101,505
5.75%, 11/15/31 (Call 11/15/26)(a)	10,085	7,733,063
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	10,580	9,422,482
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	9,545	7,611,879
5.00%, 03/15/27 (Call 09/15/26)(b)	10,727	9,081,283
5.50%, 03/15/29 (Call 06/15/28)(b)	10,963	8,758,615
5.88%, 10/25/24	6,744	6,558,506

Security	Par (000)	Value

Diversified Financial Services (continued)
6.13%, 03/25/24(b)	$12,694	$12,518,466
6.75%, 06/25/25	6,813	6,505,461
6.75%, 06/15/26	10,516	9,916,062
7.25%, 09/25/23	331	331,430
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	8,882	7,733,868
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	32,994	28,297,222
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	11,116	9,123,568
3.88%, 09/15/28 (Call 09/15/24)	10,344	8,079,647
4.00%, 09/15/30 (Call 09/15/25)(b)	13,140	9,920,700
5.38%, 11/15/29 (Call 05/15/29)(b)	11,475	9,409,500
6.13%, 03/15/24 (Call 09/15/23)	19,101	18,647,414
6.63%, 01/15/28 (Call 07/15/27)(b)	11,963	10,885,134
6.88%, 03/15/25	18,239	17,691,830
7.13%, 03/15/26(b)	25,921	24,961,923
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	10,935	8,255,925
5.38%, 10/15/25 (Call 12/01/22)(a)	9,696	8,762,760
5.75%, 09/15/31 (Call 09/15/26)(a)	7,718	5,883,808
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	420	399,541
6.63%, 03/15/25 (Call 09/15/24)	391	385,213
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	18,288	15,293,340
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	11,266	8,731,150
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	21,742	16,208,298
4.00%, 10/15/33 (Call 10/15/27)(a)	12,683	8,838,022
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	7,262	6,369,282
4.20%, 10/29/25 (Call 09/29/25)	7,156	6,638,979
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 12/01/22)(a)(b)	12,924	11,683,942
5.50%, 04/15/29 (Call 04/15/24)(a)(b)	10,162	7,709,401
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	7,619	6,243,771
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	15,822	13,211,370
7.88%, 05/01/27 (Call 05/01/24)(a)(b)	6,327	5,732,227

		504,638,818

Electric — 2.5%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	14,007	11,498,486
4.50%, 02/15/28 (Call 02/15/23)(a)	20,429	18,360,564
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	9,505	7,950,932
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	13,713	11,555,945
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	22,648	20,041,677
5.25%, 06/01/26 (Call 12/01/22)(a)(b)	7,426	7,072,894
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	15,086	12,540,237
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	13,344	12,367,419
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	6,303	5,940,578
4.35%, 04/15/29 (Call 01/15/29)(b)	6,491	5,549,805
Electricite de France SA
5.25%, (Call 01/29/23)(a)(c)(d)	265	247,272
5.63%, (Call 01/22/24)(a)(b)(c)(d)	20,136	17,741,715
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(c)	17,600	16,362,134

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(b)	$9,037	$7,276,057
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	9,131	6,990,658
Series B, 4.15%, 07/15/27 (Call 04/15/27)	21,390	20,087,563
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	8,621	7,988,111
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	5,863	5,693,552
4.25%, 09/15/24 (Call 07/15/24)(a)	593	557,238
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	8,512	7,919,086
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	7,147	5,988,829
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	16,149	12,850,888
3.88%, 02/15/32 (Call 02/15/27)(a)(b)	17,125	13,538,169
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	10,803	9,776,715
5.75%, 01/15/28 (Call 01/15/23)(b)	13,344	12,701,820
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	13,893	12,523,150
5.25%, 07/01/30 (Call 07/01/25)(b)	16,838	14,936,821
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	19,098	16,380,546
5.00%, 07/31/27 (Call 11/14/22)(a)(b)	19,774	18,244,811
5.50%, 09/01/26 (Call 11/14/22)(a)(b)	14,841	14,223,450
5.63%, 02/15/27 (Call 11/14/22)(a)(b)	20,506	19,547,960

		354,455,082

Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	11,888	9,614,420
4.75%, 06/15/28 (Call 06/15/23)(a)	10,420	8,620,360
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 12/01/22)(a)(b)	27,420	27,685,974
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	18,462	18,759,238

		64,679,992

Electronics — 0.6%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	32,985	28,449,563
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	17,049	14,372,094
5.00%, 10/01/25(a)(b)	9,894	9,607,965
5.63%, 11/01/24(a)(b)	6,435	6,412,441
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	7,749	7,315,490
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	12,841	10,224,646
4.38%, 02/15/30 (Call 11/15/29)(a)	7,401	6,346,843

		82,729,042

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	11,736	10,499,913
5.00%, 01/31/28 (Call 07/31/27)(a)	10,463	9,741,942

		20,241,855

Engineering & Construction — 0.1%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 12/01/22)(a)(b)	14,856	10,696,320

Entertainment — 2.9%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	14,522	9,983,875
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	19,161	15,328,800
6.25%, 07/01/25 (Call 11/14/22)(a)	52,943	51,685,604

Security	Par (000)	Value

Entertainment (continued)
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	$27,942	$27,157,296
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 11/14/22)(a)(b)	15,239	14,858,787
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)	19,966	17,938,828
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	8,141	7,164,080
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 12/01/22)(b)	6,089	5,750,299
5.50%, 05/01/25 (Call 12/01/22)(a)(b)	11,651	11,578,181
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	13,753	12,097,826
5.50%, 04/01/27 (Call 12/01/22)(a)(b)	8,244	7,879,450
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	10,599	8,134,839
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	6,486	5,447,591
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)(b)	12,723	11,804,823
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	11,924	11,063,087
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	11,836	11,726,635
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	7,156	7,162,011
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	330	250,467
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	7,253	6,335,224
4.75%, 10/15/27 (Call 12/01/22)(a)(b)	14,333	12,756,370
4.88%, 11/01/24 (Call 12/01/22)(a)(b)	6,043	5,869,264
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	17,867	17,777,665
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 11/16/22)(a)(b)	2,213	2,227,523
8.00%, 02/01/26 (Call 02/01/23)(a)(b)	19,833	16,722,789
Odeon Finco PLC, 12.75%, 11/01/27(b)	6,925	6,189,219
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	11,400	8,435,082
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	12,011	8,620,295
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)(b)	15,686	11,589,866
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)	10,683	10,298,412
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	7,883	7,622,467
8.63%, 07/01/25 (Call 12/01/22)(a)(b)	5,326	5,495,354
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 12/01/22)(a)(b)	11,869	11,489,647
5.50%, 04/15/27 (Call 12/01/22)(a)(b)	8,604	7,743,600
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 12/01/22)(a)(b)	278	279,738
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	12,388	9,724,031
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	8,908	7,462,677
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	7,928	6,728,890
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	11,723	9,323,302
7.75%, 04/15/25 (Call 12/01/22)(a)	8,995	8,723,441

		418,427,335

Environmental Control — 0.8%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	12,188	10,420,801
5.00%, 09/01/30 (Call 09/01/25)(b)	6,674	5,564,447

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	$11,787	$9,995,730
3.75%, 08/01/25 (Call 12/01/22)(a)	10,756	10,164,420
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	11,537	9,901,491
4.25%, 06/01/25 (Call 12/01/22)(a)(b)	5,259	5,009,197
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	8,354	7,080,015
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	11,950	10,449,827
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	7,019	6,685,597
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	10,949	9,151,577
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	16,287	11,217,108
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	9,818	8,518,274
5.38%, 07/15/24 (Call 11/16/22)(a)(b)	5,104	5,029,820

		109,188,304

Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 12/01/22)(a)	12,004	10,803,600
3.50%, 03/15/29 (Call 09/15/23)(a)	21,241	17,576,927
4.63%, 01/15/27 (Call 01/15/23)(a)	24,390	22,560,750
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	16,443	14,593,162
5.88%, 02/15/28 (Call 12/01/22)(a)(b)	12,119	11,400,454
7.50%, 03/15/26 (Call 12/01/22)(a)	5,900	6,043,147
B&G Foods Inc.
5.25%, 04/01/25 (Call 12/01/22)(b)	14,773	13,437,949
5.25%, 09/15/27 (Call 12/01/22)(b)	9,011	7,562,572
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	15,020	13,115,945
4.38%, 01/31/32 (Call 01/31/27)(a)	11,026	9,503,089
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	7,050	6,576,549
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	15,202	12,931,885
5.50%, 10/15/27 (Call 12/01/22)(a)(b)	17,043	16,105,635
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)(b)	13,571	10,446,006
4.25%, 04/15/31 (Call 04/15/26)(a)(b)	16,562	13,814,497
5.88%, 09/30/27 (Call 12/01/22)(a)	14,066	13,756,488
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	20,935	17,299,262
4.63%, 04/15/30 (Call 04/15/25)(a)	23,459	19,852,179
5.50%, 12/15/29 (Call 12/15/24)(a)	19,188	17,244,256
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	13,401	12,496,432
5.75%, 03/01/27 (Call 11/16/22)(a)(b)	8,633	8,352,427
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	10,327	8,971,581
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	12,567	11,154,570
6.25%, 04/15/25 (Call 12/01/22)(a)(b)	12,165	12,123,077

		307,722,439

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 12/01/22)(a)(b)	7,659	7,401,091
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	16,930	15,452,011
6.38%, 05/01/25 (Call 12/01/22)(a)(b)	21,728	21,546,028
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	6,449	5,372,017
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	11,225	7,839,259

		57,610,406

Security	Par (000)	Value

Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	$13,708	$11,429,045

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	9,955	9,555,406
5.63%, 05/20/24 (Call 03/20/24)(b)	7,572	7,399,646
5.75%, 05/20/27 (Call 02/20/27)	8,075	7,438,229
5.88%, 08/20/26 (Call 05/20/26)	12,104	11,326,742

		35,720,023

Health Care - Products — 1.1%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	13,528	11,447,349
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	26,066	23,421,388
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	16,083	13,667,333
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	7,546	7,042,933
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	71,086	58,077,262
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	40,421	31,289,662
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	8,425	7,622,940
4.63%, 11/15/27 (Call 11/16/22)(b)	7,897	7,403,832

		159,972,699

Health Care - Services — 5.0%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	10,815	8,852,294
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	10,426	8,418,995
5.00%, 07/15/27 (Call 12/01/22)(a)	7,317	6,868,834
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	23,015	18,929,837
2.50%, 03/01/31 (Call 12/01/30)	19,936	15,276,159
2.63%, 08/01/31 (Call 05/01/31)	11,030	8,434,503
3.00%, 10/15/30 (Call 07/15/30)	21,799	17,521,818
3.38%, 02/15/30 (Call 02/15/25)	15,862	13,185,288
4.25%, 12/15/27 (Call 12/15/22)(b)	29,217	26,952,682
4.63%, 12/15/29 (Call 12/15/24)	32,462	29,396,289
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	8,159	7,057,535
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	8,648	7,286,264
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	8,192	7,452,262
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	17,095	11,476,301
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	23,244	16,084,848
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	30,445	24,246,398
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	14,805	11,029,725
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	20,175	8,271,750
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	8,945	3,221,691
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	25,785	10,743,751
8.00%, 03/15/26 (Call 12/01/22)(a)(b)	33,158	28,598,775
8.00%, 12/15/27 (Call 12/15/22)(a)(b)	11,124	9,018,783
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	23,094	16,760,240
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	43,820	34,016,151
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	12,963	11,575,959
4.63%, 04/01/31 (Call 04/01/26)	7,738	6,383,850
4.75%, 02/01/30 (Call 02/01/25)(b)	11,632	9,916,280

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
IQVIA Inc.
5.00%, 10/15/26 (Call 12/01/22)(a)(b)	$13,853	$13,227,444
5.00%, 05/15/27 (Call 12/01/22)(a)(b)	15,620	14,842,935
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 12/01/22)(a)(b)	8,902	7,001,227
6.75%, 04/15/25 (Call 12/01/22)(a)(b)	8,102	7,170,270
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	7,922	4,956,399
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	7,229	6,184,337
ModivCare Inc., 5.88%, 11/15/25 (Call 12/01/22)(a)	10,354	9,867,614
Molina Healthcare Inc.)
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	9,309	7,961,057
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	11,006	9,175,152
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	8,843	7,947,646
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	10,751	5,724,908
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/22)(a)(b)	22,459	17,904,932
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	11,843	8,964,796
Select Medical Corp., 6.25%, 08/15/26 (Call 12/01/22)(a)(b)	18,236	17,366,143
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)(b)	22,253	18,698,083
4.38%, 01/15/30 (Call 12/01/24)(a)(b)	22,623	18,918,484
4.63%, 07/15/24 (Call 12/01/22)(b)	9,928	9,615,367
4.63%, 09/01/24 (Call 11/16/22)(a)(b)	8,185	7,918,988
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	8,445	7,427,378
4.88%, 01/01/26 (Call 12/01/22)(a)	33,587	31,739,715
5.13%, 11/01/27 (Call 12/01/22)(a)	22,946	21,024,502
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	38,631	33,367,275
6.13%, 06/15/30 (Call 06/15/25)(a)(b)	32,319	30,056,670
6.25%, 02/01/27 (Call 12/01/22)(a)(b)	24,958	23,963,224

		718,001,808

Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	15,469	13,303,959
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.38%, 02/01/29 (Call 08/01/28)(b)	11,563	9,655,105
4.75%, 09/15/24 (Call 06/15/24)	19,250	18,630,907
5.25%, 05/15/27 (Call 11/15/26)	23,153	21,388,741
6.25%, 05/15/26 (Call 12/01/22)	21,625	20,770,812
6.38%, 12/15/25 (Call 12/01/22)	12,043	11,690,742

		95,440,266

Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)	6,161	4,566,841
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	6,951	5,318,384
6.25%, 09/15/27 (Call 12/01/22)(a)(b)	10,353	9,032,992
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	7,207	5,675,801
6.75%, 06/01/27 (Call 12/01/22)	9,058	8,636,350
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	9,830	7,738,317
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	6,803	5,816,633

Security	Par (000)	Value

Home Builders (continued)
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	$7,138	$5,753,674
6.00%, 06/01/25 (Call 03/01/25)	5,790	5,616,300
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	8,548	7,158,950
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	6,302	5,784,543
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	7,708	7,228,177
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	6,443	6,363,268

		84,690,230

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	13,618	10,247,545
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	11,875	9,577,829

		19,825,374

Household Products & Wares — 0.3%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	6,839	5,668,915
4.13%, 04/30/31 (Call 04/30/26)(a)	7,130	5,970,805
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	7,676	6,958,064
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	8,192	6,934,528
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	8,997	6,635,288
5.75%, 07/15/25 (Call 12/01/22)(b)	6,930	6,834,747

		39,002,347

Housewares — 0.5%
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	30,839	28,659,324
4.88%, 06/01/25 (Call 05/01/25)(b)	7,442	7,167,464
6.38%, 09/15/27 (Call 06/15/27)(b)	6,853	6,701,353
6.63%, 09/15/29 (Call 06/15/29)(b)	8,803	8,604,933
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	8,625	6,572,250
4.38%, 02/01/32 (Call 08/01/26)(b)	6,119	4,660,074
4.50%, 10/15/29 (Call 10/15/24)(b)	6,482	5,250,420

		67,615,818

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	10,390	8,494,344
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	7,817	6,428,411
7.00%, 11/15/25 (Call 12/01/22)(a)(b)	13,801	13,059,416
10.13%, 08/01/26 (Call 12/01/22)(a)(b)	4,986	4,929,908
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	10,230	9,251,330
5.88%, 11/01/29 (Call 11/01/24)(a)	7,269	6,163,073
6.75%, 10/15/27 (Call 12/01/22)(a)(b)	18,812	17,165,950
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	7,631	6,276,497
7.00%, 08/15/25 (Call 12/01/22)(a)(b)	6,070	5,810,507
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27)(b)(c)	6,560	5,130,161
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(b)(c)	9,621	7,206,129
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 12/01/22)(a)(b)	6,170	5,839,134

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	$8,819	$7,559,537
7.00%, 05/01/26 (Call 11/14/22)(a)(b)	26,077	25,751,037
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)(c)	6,188	4,641,000
4.30%, 02/01/61 (Call 02/01/26)(a)(b)	11,303	6,621,439

		140,327,873

Internet — 1.7%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	14,222	11,660,618
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	6,941	5,331,555
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	12,209	10,106,162
5.25%, 12/01/27 (Call 12/01/22)(a)(b)	10,328	9,724,328
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	7,339	5,560,320
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	7,593	6,157,164
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	8,025	7,131,256
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	6,739	6,049,937
NortonLifeLock Inc.
5.00%, 04/15/25 (Call 11/14/22)(a)	16,265	15,828,688
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	12,625	12,604,039
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	11,185	11,039,595
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 12/01/22)(a)(b)	12,911	8,470,055
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(d)	12,035	8,974,891
6.25%, (Call 04/22/31)(a)(b)(c)(d)	15,427	10,539,378
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(a)(b)	8,478	8,552,182
5.00%, 03/01/30 (Call 12/01/29)(a)(b)	15,110	15,238,758
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	22,864	19,599,021
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	8,824	8,459,081
7.50%, 05/15/25 (Call 12/01/22)(a)	16,134	16,129,966
7.50%, 09/15/27 (Call 12/01/22)(a)(b)	19,336	19,354,907
8.00%, 11/01/26 (Call 12/01/22)(a)	24,441	24,531,432

		241,043,333

Iron & Steel — 0.4%
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 12/01/22)(b)	8,589	7,987,770
6.75%, 03/15/26 (Call 12/01/22)(a)(b)	11,604	11,516,970
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	9,932	9,783,020
8.13%, 05/01/27 (Call 12/01/22)(a)(b)	10,338	10,286,310
8.50%, 05/01/30 (Call 05/01/25)(a)	10,554	10,385,136
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	720	661,906

		50,621,112

Leisure Time — 0.8%
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)(b)	15,144	14,083,920
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	8,263	7,248,341
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 11/14/22)(a)	8,671	7,475,486
5.88%, 03/15/26 (Call 12/15/25)(a)	22,215	18,083,010
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	16,051	14,317,492
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	9,082	7,208,837
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	7,770	5,998,440

Security	Par (000)	Value

Leisure Time (continued)
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 12/01/22)(a)(b)	$12,263	$9,805,290
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	8,158	6,526,910
13.00%, 05/15/25 (Call 11/16/22)(a)(b)	10,347	11,123,025
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	10,454	8,716,441

		110,587,192

Lodging — 3.0%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	15,104	13,829,222
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	12,726	10,769,377
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	23,022	18,288,101
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	13,701	11,666,950
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	17,353	14,437,214
4.88%, 01/15/30 (Call 01/15/25)(b)	14,596	13,081,665
5.38%, 05/01/25 (Call 11/14/22)(a)	4,363	4,297,555
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	7,298	7,039,577
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	8,261	6,753,367
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	13,997	12,054,916
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 11/16/22)(b)	6,863	6,503,837
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(b)	7,122	6,444,698
3.20%, 08/08/24 (Call 07/08/24)	23,402	22,223,007
3.50%, 08/18/26 (Call 06/18/26)	15,241	13,254,640
3.90%, 08/08/29 (Call 05/08/29)	11,516	9,295,571
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)	7,866	6,558,606
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 12/01/22)(a)(b)	14,772	10,608,142
5.25%, 04/26/26 (Call 12/01/22)(a)(b)	7,390	4,718,515
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	17,524	9,769,630
5.63%, 07/17/27 (Call 12/01/22)(a)(b)	8,527	5,182,455
5.75%, 07/21/28 (Call 07/21/23)(a)(b)	12,495	7,209,615
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	11,078	8,308,500
5.25%, 06/18/25 (Call 11/11/22)(a)(b)	8,270	6,618,812
5.38%, 05/15/24 (Call 11/11/22)(a)	9,833	8,310,114
5.88%, 05/15/26 (Call 11/11/22)(a)(b)	10,819	8,299,471
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	5,723	5,202,064
4.75%, 10/15/28 (Call 07/15/28)(b)	10,576	9,180,788
5.50%, 04/15/27 (Call 01/15/27)(b)	10,694	9,849,709
5.75%, 06/15/25 (Call 03/15/25)(b)	9,214	8,931,130
6.75%, 05/01/25 (Call 12/01/22)(b)	11,872	11,722,413
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	10,560	9,087,514
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	8,287	6,689,266
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	17,234	7,315,833
6.00%, 07/15/25 (Call 12/01/22)(a)(b)	6,732	3,250,719
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	6,502	2,936,466
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	11,799	9,615,005
6.00%, 04/01/27 (Call 01/01/27)	5,638	5,264,483
6.63%, 07/31/26 (Call 04/30/26)(a)	10,213	9,970,441

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	$14,672	$12,782,980
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	27,755	26,146,598
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 11/11/22)(a)(b)	8,308	6,480,240
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	15,213	9,203,865
5.50%, 01/15/26 (Call 12/01/22)(a)(b)	16,335	11,352,825
5.50%, 10/01/27 (Call 12/01/22)(a)(b)	11,441	7,376,814
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	21,614	13,184,540

		431,067,250

Machinery — 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 12/01/22)(a)	11,209	9,175,127
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	7,126	5,817,928
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)(b)	23,426	20,977,006

		35,970,061

Manufacturing — 0.1%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 12/01/22)(a)(b)	7,025	6,101,212
12.25%, 11/15/26 (Call 12/01/22)(a)(b)	12,486	10,851,458
Hillenbrand Inc., 5.75%, 06/15/25 (Call 12/01/22)(b)	4,423	4,401,234

		21,353,904

Media — 10.5%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	18,379	14,620,002
5.75%, 08/15/29 (Call 08/15/24)(a)(b)	33,657	26,504,888
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	17,478	13,494,108
4.75%, 08/01/25 (Call 12/01/22)(b)	11,510	10,546,038
5.00%, 04/01/24 (Call 12/01/22)	5,537	5,404,112
Audacy Capital Corp.
6.50%, 05/01/27 (Call 11/16/22)(a)	5,201	1,523,893
6.75%, 03/31/29 (Call 03/31/24)(a)	6,623	1,880,932
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	42,525	33,594,750
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	31,488	23,064,960
4.50%, 08/15/30 (Call 02/15/25)(a)	42,230	34,364,663
4.50%, 05/01/32 (Call 05/01/26)	45,020	35,284,425
4.50%, 06/01/33 (Call 06/01/27)(a)	26,287	19,951,833
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	44,742	37,214,158
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	19,348	15,503,278
5.00%, 02/01/28 (Call 11/16/22)(a)(b)	39,974	36,104,017
5.13%, 05/01/27 (Call 12/01/22)(a)(b)	50,404	46,655,202
5.38%, 06/01/29 (Call 06/01/24)(a)	23,523	20,912,229
5.50%, 05/01/26 (Call 12/01/22)(a)(b)	10,962	10,520,322
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	23,522	21,719,951
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	15,976	11,590,588
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	17,466	13,638,763
4.50%, 11/15/31 (Call 11/15/26)(a)	23,993	18,733,494
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	35,763	25,786,643
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	8,050	5,705,438
5.25%, 06/01/24(b)	10,027	9,726,190
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	15,229	14,048,753
5.50%, 04/15/27 (Call 12/01/22)(a)(b)	21,281	19,982,859
5.75%, 01/15/30 (Call 01/15/25)(a)	35,718	27,614,182
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	28,172	26,499,288

Security	Par (000)	Value

Media (continued)
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	$16,498	$14,244,850
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 11/16/22)(a)(b)	32,305	6,461,000
6.63%, 08/15/27 (Call 11/16/22)(a)	14,249	730,261
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	58,022	52,098,923
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	42,726	37,118,212
5.75%, 12/01/28 (Call 12/01/27)(a)	39,953	32,012,341
5.88%, 11/15/24(b)	30,681	28,341,574
7.38%, 07/01/28 (Call 07/01/23)	15,617	11,868,920
7.75%, 07/01/26(b)	31,173	26,384,048
5.13%, 06/01/29(b)	22,882	15,500,248
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	20,162	16,172,444
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	13,763	10,859,282
5.88%, 07/15/26 (Call 12/01/22)(a)(b)	10,252	9,657,865
7.00%, 05/15/27 (Call 11/14/22)(a)(b)	13,032	12,412,980
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	8,562	7,470,345
5.25%, 08/15/27 (Call 11/16/22)(a)(b)	11,657	10,538,511
6.38%, 05/01/26 (Call 11/16/22)	12,840	12,289,147
8.38%, 05/01/27 (Call 11/16/22)(b)	21,172	19,055,558
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	14,629	12,366,479
6.75%, 10/15/27 (Call 12/01/22)(a)	16,948	15,804,010
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	14,666	12,913,413
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	11,318	9,634,448
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	15,966	13,722,777
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	8,151	7,311,447
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	17,659	15,497,538
5.63%, 07/15/27 (Call 11/14/22)(a)(b)	27,473	25,879,566
Paramount Global
6.25%, 02/28/57 (Call 02/28/27)(b)(c)	10,571	8,926,707
6.38%, 03/30/62 (Call 03/30/27)(c)	16,072	13,708,947
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	15,276	12,970,596
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	15,787	9,945,810
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	7,808	6,448,159
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	6,258	5,084,625
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 12/01/22)(a)(b)	8,333	7,549,281
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	12,872	9,911,440
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	7,709	5,804,877
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	14,922	13,334,299
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	24,113	19,230,118
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	33,266	28,673,835
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	22,977	18,735,044
5.00%, 08/01/27 (Call 12/01/22)(a)(b)	22,441	20,769,704
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	19,264	17,767,187
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	15,370	14,630,242

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.75%, 03/15/26 (Call 03/15/23)(a)	$8,561	$8,444,776
5.00%, 09/15/29 (Call 09/15/24)(b)	17,611	16,802,977
Telenet Finance Luxembourg Notes Sarl,
5.50%, 03/01/28 (Call 12/01/22)(a)	13,800	12,058,900
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	16,801	14,057,397
5.13%, 02/15/25 (Call 11/14/22)(a)	23,215	22,404,107
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	25,208	24,855,088
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	14,568	14,165,764
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	21,396	17,713,748
UPC Holding BV, 5.50%, 01/15/28 (Call 11/11/22)(a)(b)	6,759	5,917,572
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	9,618	8,115,476
5.13%, 04/15/27 (Call 12/01/22)(a)(b)	9,340	8,794,731
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	4,136	4,099,423
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	15,712	12,742,432
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	16,935	14,065,534
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	22,520	20,493,200
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	7,566	6,395,792
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	25,344	20,186,509
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	7,782	6,136,963
6.00%, 01/15/27 (Call 12/01/22)(a)(b)	9,501	8,493,894
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)(b)	15,609	13,147,086

		1,491,118,386

Mining — 1.0%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	593	504,349
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	678	634,864
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	299	283,900
Arconic Corp.
6.00%, 05/15/25 (Call 12/01/22)(a)(b)	10,159	10,030,123
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	15,291	14,333,478
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	6,986	5,462,214
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	23,736	18,865,373
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	8,923	7,967,347
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	6,265	6,136,506
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	12,280	10,898,500
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	11,841	10,406,957
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	10,453	8,407,871
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	6,331	5,526,013
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)(b)	11,758	10,348,862
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	11,158	8,614,869
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	26,175	22,286,965

		140,708,191

Office & Business Equipment — 0.1%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	144	92,340

Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	$11,695	$10,583,975
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	12,044	9,514,760

		20,191,075

Oil & Gas — 5.9%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	10,818	10,010,977
7.63%, 02/01/29 (Call 02/01/24)(a)	5,153	5,258,207
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(b)	10,144	9,064,475
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	6,093	5,394,608
7.00%, 11/01/26 (Call 12/01/22)(a)	9,663	9,518,055
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	11,390	10,818,222
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	9,934	9,884,529
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 12/01/22)(a)(b)	7,110	7,403,090
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)(b)	6,177	5,967,600
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	7,575	7,156,860
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	14,704	14,444,895
Citgo Holding Inc., 9.25%, 08/01/24 (Call 12/01/22)(a)	16,915	16,952,213
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	11,971	11,763,136
7.00%, 06/15/25 (Call 12/01/22)(a)	17,344	17,079,504
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	7,324	6,820,475
7.25%, 03/14/27 (Call 12/01/22)(a)	945	937,516
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	8,761	8,695,468
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)	10,185	9,500,262
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	16,481	14,935,906
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	19,546	18,715,295
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	5,280	4,824,819
5.63%, 10/15/25 (Call 12/01/22)(a)(b)	17,551	16,941,254
CVR Energy Inc.
5.25%, 02/15/25 (Call 11/16/22)(a)(b)	8,056	7,766,387
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	6,557	5,998,016
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	14,980	14,496,895
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(e)	9,036	8,638,697
4.88%, 03/30/26 (Call 12/30/25)(a)(e)	8,668	7,810,051
5.38%, 03/30/28 (Call 09/30/27)(a)(e)	7,750	6,823,836
5.88%, 03/30/31 (Call 09/30/30)(a)(e)	8,561	7,256,543
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	69	62,218
3.90%, 10/01/27 (Call 07/01/27)	558	501,898
6.13%, 02/01/25 (Call 01/01/25)	437	436,255
7.00%, 02/01/30 (Call 11/01/29)(b)	444	454,972
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	9,984	9,095,082
6.00%, 04/15/30 (Call 04/15/25)(a)(b)	8,477	7,720,512
6.00%, 02/01/31 (Call 02/01/26)(a)	10,453	9,461,463
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	8,224	7,743,750
6.25%, 04/15/32 (Call 05/15/27)(a)	8,402	7,698,719

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	$5,930	$5,661,173
9.50%, 01/15/25 (Call 12/01/22)(b)	8,613	8,629,149
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(e)	8,800	8,371,000
6.50%, 06/30/27 (Call 12/30/26)(a)(e)	8,006	7,448,182
6.75%, 06/30/30 (Call 12/30/29)(a)(e)	6,801	6,089,262
Matador Resources Co., 5.88%, 09/15/26 (Call 11/16/22)(b)	4,847	4,762,177
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	10,062	9,609,210
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	11,849	12,056,950
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 12/01/22)(a)(b)	11,342	10,434,640
10.50%, 05/15/27 (Call 12/01/22)(a)	7,605	7,321,613
Murphy Oil Corp.
5.75%, 08/15/25 (Call 12/01/22)(b)	5,311	5,266,919
5.88%, 12/01/27 (Call 12/01/22)(b)	8,090	7,868,334
6.38%, 07/15/28 (Call 07/15/24)(b)	6,338	6,194,825
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	6,922	6,644,255
7.38%, 05/15/27 (Call 05/15/24)(a)	11,893	11,729,471
Nabors Industries Ltd.,
7.25%, 01/15/26 (Call 12/01/22)(a)(b)	9,550	9,193,785
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)(b)	6,801	6,546,144
5.50%, 12/01/25 (Call 09/01/25)(b)	8,777	8,797,857
5.55%, 03/15/26 (Call 12/15/25)(b)	15,505	15,718,194
5.88%, 09/01/25 (Call 06/01/25)	11,096	11,179,220
6.13%, 01/01/31 (Call 07/01/30)(b)	19,908	19,910,190
6.38%, 09/01/28 (Call 03/01/28)(b)	9,411	9,526,567
6.63%, 09/01/30 (Call 03/01/30)(b)	24,990	26,005,094
6.95%, 07/01/24(b)	6,318	6,451,626
7.50%, 05/01/31(b)	13,179	14,167,425
7.88%, 09/15/31	8,523	9,287,257
8.00%, 07/15/25 (Call 04/15/25)	5,953	6,284,046
8.50%, 07/15/27 (Call 01/15/27)(b)	7,943	8,636,027
8.88%, 07/15/30 (Call 01/15/30)	15,548	17,788,467
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	13,613	11,377,065
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	11,937	9,937,814
5.88%, 07/15/27 (Call 12/01/22)(a)(b)	6,221	5,884,106
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	14,242	12,864,977
7.25%, 06/15/25 (Call 12/01/22)	10,055	9,954,450
Puma International Financing SA
5.00%, 01/24/26 (Call 11/11/22)(a)	9,555	8,539,781
5.13%, 10/06/24 (Call 11/11/22)(a)	8,343	7,836,422
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)	9,471	8,361,330
4.88%, 05/15/25 (Call 02/15/25)(b)	9,448	9,138,767
8.25%, 01/15/29 (Call 01/15/24)	7,223	7,455,039
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	6,486	6,228,181
6.63%, 01/15/27 (Call 12/01/22)(b)	5,881	5,752,794
6.75%, 09/15/26 (Call 12/01/22)(b)	5,911	5,820,118
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	18,166	15,669,810
5.38%, 02/01/29 (Call 02/01/24)(b)	10,268	9,537,945
5.38%, 03/15/30 (Call 03/15/25)(b)	19,173	17,765,153

Security	Par (000)	Value

Oil & Gas (continued)
5.70%, 01/23/25 (Call 10/23/24)(b)	$664	$655,093
7.75%, 10/01/27 (Call 12/01/22)(b)	3,195	3,278,869
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	12,516	10,765,324
4.50%, 04/30/30 (Call 04/30/25)(b)	13,344	11,342,400
5.88%, 03/15/28 (Call 03/15/23)	6,116	5,841,544
6.00%, 04/15/27 (Call 12/01/22)(b)	9,472	9,280,666
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 12/01/22)(a)	1,628	1,583,037
Transocean Inc.
7.25%, 11/01/25 (Call 11/11/22)(a)(b)	5,162	4,502,296
7.50%, 01/15/26 (Call 11/11/22)(a)	9,791	8,352,213
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	8,264	6,746,626
11.50%, 01/30/27 (Call 07/30/23)(a)	10,134	10,195,865
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 12/01/22)(a)	275	264,649
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 12/01/22)(a)	5,411	5,180,733

		841,744,786

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	12,879	11,976,182
6.88%, 04/01/27 (Call 12/01/22)(a)	6,832	6,529,870
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 12/01/22)	11,316	10,861,889
6.88%, 09/01/27 (Call 12/01/22)(b)	11,025	10,528,875
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	7,474	7,191,358
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	24,892	23,435,818
11.00%, 12/01/24 (Call 12/01/22)(a)(b)	526	541,835

		71,065,827

Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	9,528	7,794,952
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	17,700	13,474,125
6.00%, 06/15/27 (Call 06/15/24)(a)(b)	8,522	8,182,398
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 11/11/22)(a)(b)	18,887	16,242,820
5.25%, 04/30/25 (Call 12/01/22)(a)	9,842	9,297,175
5.25%, 08/15/27 (Call 12/01/22)(a)	12,172	8,550,830
5.25%, 08/15/27 (Call 12/01/22)(a)(b)	16,363	11,495,007
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	20,383	15,847,782
3.13%, 09/15/31 (Call 06/15/31)(b)	14,468	11,081,765
4.00%, 11/15/23	4,714	4,621,794
4.88%, 03/15/26 (Call 12/15/25)(b)	13,192	12,658,120
5.25%, 07/01/25(b)	14,371	14,184,321
Berry Global Inc.
4.50%, 02/15/26 (Call 12/01/22)(a)(b)	516	484,653
5.63%, 07/15/27 (Call 12/01/22)(a)(b)	7,053	6,682,718
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	8,032	7,589,276
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	17,798	15,640,526
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(a)(b)	7,562	6,916,944

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	$5,567	$5,163,393
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 12/01/22)(b)	13,958	13,343,947
Graphic Packaging International LLC
3.50%, 03/15/28(a)	6,436	5,599,809
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	5,524	4,750,640
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	7,513	6,557,346
6.75%, 07/15/26 (Call 11/14/22)(a)	10,971	10,443,271
8.25%, 11/01/29 (Call 11/01/24)(a)	7,248	5,821,231
10.50%, 07/15/27 (Call 11/14/22)(a)(b)	11,716	10,683,527
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 12/01/22)(a)(b)	24,953	24,439,385
7.25%, 04/15/25 (Call 12/01/22)(a)(b)	21,466	19,353,263
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	6,212	5,246,228
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)(b)	10,240	9,833,298
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	15,680	13,876,800
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(b)	7,308	6,394,500
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	7,725	6,836,625
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	5,927	5,400,979
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	3,539	3,510,836
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	4,612	4,527,699
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 11/16/22)(b).	7,367	6,740,805
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 12/01/22)(a)(b)	16,885	15,539,097
8.50%, 08/15/27 (Call 11/11/22)(a)(b)	10,944	10,381,260

		365,189,145

Pharmaceuticals — 2.9%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	8,438	7,186,476
5.13%, 03/01/30 (Call 03/01/25)(a)	10,227	8,871,923
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	26,785	16,405,812
5.25%, 01/30/30 (Call 01/30/25)(a)	5,069	1,964,238
5.25%, 02/15/31 (Call 02/15/26)(a)	2,730	1,073,027
5.50%, 11/01/25 (Call 12/01/22)(a)	28,960	23,218,005
5.75%, 08/15/27 (Call 11/16/22)(a)(b)	7,885	5,019,197
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	15,792	10,346,820
11.00%, 09/30/28	47,114	36,631,135
14.00%, 10/15/30	8,478	4,853,507
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 12/01/22)(a)(b)	8,807	8,307,252
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,607	7,205,689
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	25,001	22,123,652
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 11/16/22)(a)	8,220	7,418,550
11.50%, 12/15/28 (Call 06/15/27)(a)(b)	10,238	9,265,390

Security	Par (000)	Value

Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	$37,481	$33,014,014
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	31,534	26,667,005
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	7,200	5,580,000
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	9,530	7,957,550
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	9,158	8,724,002
4.38%, 03/15/26 (Call 12/15/25)(b)	16,022	15,018,863
4.40%, 06/15/30 (Call 03/15/30)	10,849	9,067,160
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	8,822	7,087,154
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	5,807	5,396,271
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(b)	406	394,751
3.15%, 10/01/26(b)	53,076	44,849,220
4.75%, 05/09/27 (Call 02/09/27)(b)	18,963	16,687,440
5.13%, 05/09/29 (Call 02/09/29)(b)	16,065	13,798,320
6.00%, 04/15/24 (Call 01/15/24)(b)	16,756	16,588,440
6.75%, 03/01/28 (Call 12/01/27)(b)	20,386	19,239,667
7.13%, 01/31/25 (Call 10/31/24)	16,909	16,761,046

		416,721,576

Pipelines — 5.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	12,209	11,138,271
5.75%, 03/01/27 (Call 11/16/22)(a)	10,492	9,991,532
5.75%, 01/15/28 (Call 01/15/23)(a)	10,512	9,928,704
7.88%, 05/15/26 (Call 05/15/23)(a)(b)	6,705	6,834,071
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	9,357	8,207,960
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	6,005	5,659,773
4.13%, 12/01/27 (Call 09/01/27)	6,134	5,307,216
4.15%, 07/01/23 (Call 04/01/23)	488	482,271
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	8,888	7,751,669
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(b)	31,799	29,334,577
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	18,878	14,689,100
4.00%, 03/01/31 (Call 03/01/26)	23,441	19,807,645
4.50%, 10/01/29 (Call 10/01/24)(b)	22,879	20,217,028
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	23,120	20,519,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 11/16/22)(a)(b)	10,112	9,537,582
5.75%, 04/01/25 (Call 12/01/22)	7,423	7,237,425
6.00%, 02/01/29 (Call 02/01/24)(a)	11,525	10,817,173
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	6,361	6,401,892
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	17,641	15,153,619
4.38%, 06/15/31 (Call 06/15/26)(a)	16,155	13,732,558
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	7,830	7,232,258
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	7,355	7,049,400
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	10,580	10,375,541
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	6,273	5,919,516
4.85%, 07/15/26 (Call 04/15/26)(b)	8,122	7,648,894

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	$757	$716,955
4.13%, 12/01/26 (Call 09/01/26)(b)	6,905	6,129,339
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	11,563	9,819,052
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	17,623	14,670,936
5.50%, 07/15/28 (Call 04/15/28)	13,681	12,251,062
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	4,974	4,823,785
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	12,848	12,507,528
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	8,178	8,075,775
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	9,504	9,245,016
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 12/01/22)(b)	6,506	6,214,857
7.75%, 02/01/28 (Call 02/01/23)(b)	11,768	11,223,730
8.00%, 01/15/27 (Call 01/15/24)	15,889	15,432,191
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	12,809	10,942,857
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	8,563	7,859,550
5.50%, 10/15/30 (Call 10/15/25)(a)	6,475	5,843,299
5.63%, 02/15/26 (Call 12/01/22)(a)	13,123	12,870,645
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	19,020	15,139,920
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)(b)	16,035	15,147,787
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	25,029	24,278,130
6.75%, 09/15/25 (Call 11/21/22)(a)	17,788	17,392,217
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)(b)	32,985	29,851,425
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 12/01/22)(b)	6,134	5,980,650
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	8,049	7,442,642
5.75%, 10/01/25 (Call 07/01/25)(b)	8,448	8,192,110
6.00%, 06/01/26 (Call 03/01/26)	9,771	9,468,936
6.38%, 10/01/30 (Call 04/01/30)(b)	9,469	8,780,588
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	3,944	3,681,302
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	7,924	6,957,272
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)	11,403	10,219,699
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	6,977	6,613,403
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	13,289	12,043,156
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	7,371	6,576,743
7.50%, 10/01/25 (Call 12/01/22)(a)(b)	8,880	8,988,158
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	323	285,387
5.50%, 03/01/30 (Call 03/01/25)	371	341,906
6.88%, 01/15/29 (Call 01/15/24)	237	237,209
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	18,037	14,434,897
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	19,261	16,581,313
4.13%, 08/15/31 (Call 02/15/31)(a)(b)	19,882	16,894,729
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	8,986	8,540,923
3.95%, 06/01/25 (Call 03/01/25)	644	610,692
4.30%, 02/01/30 (Call 11/01/29)	20,582	18,108,044
4.50%, 03/01/28 (Call 12/01/27)	6,875	6,317,231
4.65%, 07/01/26 (Call 04/01/26)	7,288	6,895,282

Security	Par (000)	Value

Pipelines (continued)
4.75%, 08/15/28 (Call 05/15/28)	$6,018	$5,532,385

		711,135,388

Real Estate — 0.5%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	10,445	8,275,337
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	10,436	7,835,050
5.38%, 08/01/28 (Call 08/01/23)(a)(b)	11,191	9,515,987
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	9,464	7,573,566
4.75%, 02/01/30 (Call 09/01/24)	9,900	7,771,500
5.00%, 03/01/31 (Call 03/01/26)(b)	9,853	7,706,229
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	15,627	10,845,919
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	13,151	9,352,827
WeWork Companies Inc., 7.88%, 05/01/25(a)	8,058	4,340,240
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)(b)	6,349	3,174,500

		76,391,155

Real Estate Investment Trusts — 3.5%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	12,319	10,440,353
5.75%, 05/15/26 (Call 11/14/22)(a)(b)	16,652	15,429,452
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	8,486	5,633,855
4.75%, 02/15/28 (Call 08/15/27)(b)	7,123	4,887,446
9.75%, 06/15/25 (Call 12/01/22)(b)	8,282	7,825,496
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	16,664	13,497,840
6.00%, 04/15/25 (Call 12/01/22)(a)(b)	4,613	4,397,711
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	17,791	14,468,993
4.88%, 09/15/27 (Call 11/14/22)(a)(b)	14,335	13,198,712
4.88%, 09/15/29 (Call 09/15/24)(a)	17,952	15,416,280
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	7,578	6,783,243
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	12,270	11,295,982
5.25%, 07/15/30 (Call 07/15/25)(a)	19,842	17,193,627
5.63%, 07/15/32 (Call 07/15/26)(a)	9,160	7,893,630
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(a)(b)	10,678	8,779,452
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	4,838	4,686,813
4.75%, 10/01/24 (Call 07/01/24)(b)	9,982	9,879,884
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	11,324	9,529,146
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	9,904	7,903,703
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	19,212	13,232,586
4.63%, 08/01/29 (Call 08/01/24)(b)	14,224	11,272,900
5.00%, 10/15/27 (Call 12/01/22)(b)	22,669	19,378,368
5.25%, 08/01/26 (Call 12/01/22)(b)	7,371	6,651,222
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	11,777	10,068,157
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	12,431	11,281,132
7.50%, 06/01/25 (Call 12/01/22)(a)	10,839	10,866,097

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	$9,272	$8,121,941
4.75%, 10/15/27 (Call 12/01/22)(b)	10,549	9,737,149
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)	8,905	8,142,198
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	7,204	6,005,058
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	25,807	20,903,670
3.88%, 02/15/27 (Call 02/15/23)(b)	22,055	19,959,775
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	7,063	5,183,959
4.35%, 10/01/24 (Call 09/01/24)	14,941	13,736,382
4.38%, 02/15/30 (Call 08/15/29)(b)	5,808	4,138,200
4.75%, 10/01/26 (Call 08/01/26)	7,119	5,801,985
4.95%, 02/15/27 (Call 08/15/26)(b)	6,366	5,148,503
4.95%, 10/01/29 (Call 07/01/29)	7,600	5,551,709
5.50%, 12/15/27 (Call 09/15/27)(b)	6,234	5,360,617
7.50%, 09/15/25 (Call 06/15/25)(b)	12,293	12,001,041
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	7,456	6,488,584
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	5,040	4,712,400
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	8,450	7,406,425
4.75%, 03/15/25 (Call 09/15/24)	6,681	6,253,008
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)(b)	11,089	7,662,499
7.88%, 02/15/25 (Call 12/01/22)(a)	36,349	36,039,670
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	7,686	6,320,480
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	17,694	12,605,206
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 12/01/22)(a)(b)	557	514,947
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	591	511,716
4.50%, 09/01/26 (Call 06/01/26)(a)	602	549,165
4.63%, 06/15/25 (Call 03/15/25)(a)	387	364,367
5.63%, 05/01/24 (Call 02/01/24)(a)	584	577,056
5.75%, 02/01/27 (Call 11/01/26)(a)	330	311,220
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,503	6,501,213
6.38%, 08/15/25 (Call 11/14/22)(a)(b)	5,161	5,075,229

		503,577,452

Retail — 4.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	11,731	9,824,712
3.88%, 01/15/28 (Call 12/01/22)(a)(b)	24,614	21,649,736
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	46,266	37,764,622
4.38%, 01/15/28 (Call 12/01/22)(a)	12,896	11,344,289
5.75%, 04/15/25 (Call 12/01/22)(a)(b)	4,307	4,308,260
1375209 BC Ltd., 9.00%, 01/30/28	26,537	25,873,575
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	5,181	4,473,431
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	12,326	10,154,056
4.75%, 03/01/30 (Call 03/01/25)(b)	7,049	5,798,155
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	9,026	7,277,213
Bath & Body Works Inc.
5.25%, 02/01/28(b)	7,527	6,647,909
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	15,812	14,056,868
7.50%, 06/15/29 (Call 06/15/24)(b)	9,165	8,658,817

Security	Par (000)	Value

Retail (continued)
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)(b)	$11,975	$5,298,938
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	8,490	4,084,013
5.63%, 10/01/25 (Call 11/14/22)(a)(b)	9,183	6,014,865
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	8,600	3,956,000
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	51,204	30,722,400
eG Global Finance PLC
6.75%, 02/07/25 (Call 11/11/22)(a)(b)	10,713	9,707,148
8.50%, 10/30/25 (Call 12/01/22)(a)	10,453	9,719,025
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)(b)	10,774	9,777,405
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	14,049	11,800,282
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(b)	15,340	13,327,611
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	20,113	15,788,705
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	7,773	6,730,307
5.63%, 01/01/30 (Call 01/01/25)(a)	8,321	7,394,357
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	11,358	7,991,375
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	12,250	8,434,330
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 12/01/22)(a)(b)	8,061	7,674,314
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(b)	12,269	8,581,920
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)(b)	15,003	12,658,781
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	12,264	10,005,891
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	9,709	7,900,699
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	7,040	6,354,515
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	7,613	6,592,925
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	6,640	5,604,949
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	6,459	5,353,849
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	11,929	8,409,945
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	19,724	10,996,130
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	8,363	6,985,196
4.75%, 09/15/29 (Call 09/15/24)(b)	7,364	6,676,847
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	19,958	18,964,690
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	6,472	4,685,404
4.38%, 04/01/30 (Call 01/01/30)(b)	9,149	7,052,572
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 12/01/22)(b)	5,196	4,846,430
3.75%, 06/15/29 (Call 06/15/24)(b)	7,488	6,025,968
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	18,825	17,103,689
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	18,037	16,920,465
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	8,035	5,825,375
4.45%, 02/15/25 (Call 11/15/24)(b)	9,991	8,738,328
4.75%, 02/15/27 (Call 11/15/26)(b)	8,860	7,019,246
4.85%, 04/01/24(b)	9,147	8,741,102

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Rite Aid Corp.
7.50%, 07/01/25 (Call 12/01/22)(a)	$7,453	$5,239,707
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	14,073	9,146,127
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	9,348	7,349,865
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	9,346	7,110,044
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	10,448	9,194,240
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	14,350	11,669,779
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	6,600	5,393,368
Staples Inc.
7.50%, 04/15/26 (Call 12/01/22)(a)	29,984	26,086,080
10.75%, 04/15/27 (Call 12/01/22)(a)(b)	16,984	12,340,659
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b) .	10,547	8,868,058
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	15,468	12,386,001
4.63%, 01/31/32 (Call 10/01/26)(b)	19,804	16,853,204
4.75%, 01/15/30 (Call 10/15/29)(a)	12,462	11,137,912
5.38%, 04/01/32 (Call 04/01/27)(b)	15,642	13,969,088

		685,041,766

Semiconductors — 0.2%
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(a)(b)	15,610	14,238,193
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	6,701	5,467,765
4.38%, 04/15/28 (Call 04/15/23)(a)	6,474	5,689,027

		25,394,985

Software — 2.5%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	17,716	15,397,101
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)(b)	9,076	8,674,932
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	15,512	13,424,732
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	14,454	12,051,022
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)(b)	15,742	14,243,991
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	5,052	4,920,648
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	37,592	29,321,760
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	8,992	7,011,818
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	15,502	12,943,550
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	9,422	7,775,977
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	15,802	13,352,532
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	15,837	13,720,564
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	14,093	12,084,747
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	13,231	10,485,568
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	14,775	11,764,594
4.13%, 12/01/31 (Call 12/01/26)(a)	11,581	8,764,153
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)(b) .	63,514	55,098,395
PTC Inc.
3.63%, 02/15/25 (Call 12/01/22)(a)(b)	4,947	4,692,259
4.00%, 02/15/28 (Call 02/15/23)(a)(b)	8,632	7,871,125
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	7,870	5,152,391

Security	Par (000)	Value

Software (continued)
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	$9,548	$3,962,420
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	15,150	12,441,937
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 12/01/22)(a)(b)	30,288	28,143,149
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	8,187	6,697,171
3.88%, 03/15/31 (Call 03/15/26)(b)	8,737	7,132,188
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 12/01/22)(a)	28,598	23,950,825

		351,079,549

Telecommunications — 6.4%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	19,556	12,655,349
10.50%, 05/15/27 (Call 11/14/22)(a)	25,787	20,078,790
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	31,275	23,769,000
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	7,232	5,416,768
5.13%, 07/15/29 (Call 04/15/24)(a)	40,143	30,048,015
5.50%, 01/15/28 (Call 12/01/22)(a)	17,175	13,716,462
8.13%, 02/01/27 (Call 11/14/22)(a)	28,910	26,510,470
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	13,230	5,695,515
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(c)	7,549	6,347,796
4.88%, 11/23/81 (Call 08/23/31)(a)(b)(c)	8,075	6,450,360
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 11/11/22)(a)(b)	16,737	14,555,332
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	20,293	17,143,679
6.00%, 03/01/26 (Call 12/01/22)(a)	22,260	21,547,680
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	12,400	10,490,400
8.25%, 03/01/27 (Call 12/01/22)(a)(b)	15,617	13,862,152
CommScope Technologies LLC
5.00%, 03/15/27 (Call 11/14/22)(a)(b)	13,989	11,348,576
6.00%, 06/15/25 (Call 11/14/22)(a)(b)	17,565	16,450,501
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 12/01/22)(a)	33,761	31,735,340
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	6,239	4,812,141
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	12,122	9,978,467
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	24,060	21,036,459
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	17,533	16,178,576
5.88%, 11/01/29 (Call 11/01/24)(b)	11,783	9,220,197
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	14,958	11,671,428
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	17,203	14,170,971
8.75%, 05/15/30 (Call 05/15/25)(a)	19,509	19,759,365
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	12,942	12,346,150
6.63%, 08/01/26(b)	13,367	12,598,397
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	18,618	17,254,418
7.00%, 10/15/28 (Call 10/15/24)(a)	13,453	12,174,965
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	45,943	42,193,592
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	12,935	11,141,996
3.63%, 01/15/29 (Call 01/15/24)(a)	12,754	9,734,490
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	14,685	11,162,068
3.88%, 11/15/29 (Call 08/15/29)(a)	12,202	10,044,804
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	18,683	15,362,097

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.63%, 09/15/27 (Call 12/01/22)(a)(b)	$13,890	$12,065,905
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	18,344	15,589,124
4.50%, 01/15/29 (Call 01/15/24)(a)	15,523	10,948,023
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	12,377	10,597,806
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	7,192	5,235,776
Nokia OYJ, 4.38%, 06/12/27(b)	7,110	6,512,760
Sprint Corp.
7.13%, 06/15/24	35,274	35,609,103
7.63%, 02/15/25 (Call 11/15/24)	20,728	21,390,964
7.63%, 03/01/26 (Call 11/01/25)	23,956	24,997,846
7.88%, 09/15/23(b)	21,493	21,849,283
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)	6,879	6,947,790
4.13%, 06/15/29 (Call 06/15/24)(a)	5,860	5,874,455
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	22,698	21,392,865
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	6,569	2,964,261
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	5,832	2,721,017
6.50%, 10/15/27 (Call 11/16/22)(a)	249	87,590
T-Mobile USA Inc., 2.25%, 02/15/26 (Call 02/15/23)	834	748,934
ViaSat Inc.
5.63%, 09/15/25 (Call 11/14/22)(a)	8,571	7,905,033
5.63%, 04/15/27 (Call 11/14/22)(a)	10,992	10,161,005
6.50%, 07/15/28 (Call 07/15/23)(a)(b)	6,902	5,767,484
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	20,571	16,421,984
4.75%, 07/15/31 (Call 07/15/26)(a)	21,482	17,360,678
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(c)	7,239	5,803,224
4.13%, 06/04/81 (Call 03/04/31)(c)	13,706	9,776,362
7.00%, 04/04/79 (Call 01/04/29)(c)	32,413	30,967,471
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	23,669	20,471,022
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 12/01/22)(a)(b)	22,426	17,324,085
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	18,300	12,151,200

		908,305,816

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	8,877	8,117,871
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	9,108	7,871,930
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	9,004	8,758,101

		24,747,902

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	$7,227	$6,603,166
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	15,637	13,096,769
6.50%, 10/01/25 (Call 12/01/22)(a)	9,493	9,125,146
9.75%, 08/01/27 (Call 08/01/23)(a)	7,257	7,382,691

		36,207,772

Total Long-Term Investments — 96.8% (Cost: $15,757,706,751)		13,775,577,516

Short-Term Securities

Money Market Funds — 20.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(f)(g)(h)	2,583,015	2,582,498,282
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(f)(g)	273,430	273,430,000

Total Short-Term Securities — 20.1% (Cost: $2,856,062,855)		2,855,928,282

Total Investments — 116.9% (Cost: $18,613,769,606)		16,631,505,798

Liabilities in Excess of Other Assets — (16.9)%		(2,402,611,864)

Net Assets — 100.0%		$14,228,893,934

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$13,775,577,516	$—	$13,775,577,516
Money Market Funds	2,855,928,282	—	—	2,855,928,282

	$2,855,928,282	$13,775,577,516	$—	$16,631,505,798

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$13,193	$10,315,736
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	12,335	11,575,153

		21,890,889

Aerospace & Defense — 2.2%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	49,550	44,107,730
2.70%, 02/01/27 (Call 12/01/26)(a)	12,921	11,222,423
2.75%, 02/01/26 (Call 01/01/26)	9,643	8,696,016
2.95%, 02/01/30 (Call 11/01/29)(a)	11,625	9,316,186
3.20%, 03/01/29 (Call 12/01/28)	14,764	12,281,472
3.25%, 02/01/28 (Call 12/01/27)(a)	10,341	8,969,665
3.25%, 02/01/35 (Call 11/01/34)	11,162	7,888,934
3.60%, 05/01/34 (Call 02/01/34)	9,449	7,041,469
3.63%, 02/01/31 (Call 11/01/30)(a)	16,247	13,476,133
3.75%, 02/01/50 (Call 08/01/49)(a)	14,804	9,503,567
3.90%, 05/01/49 (Call 11/01/48)(a)	8,981	5,794,385
3.95%, 08/01/59 (Call 02/01/59)	12,589	7,815,607
5.04%, 05/01/27 (Call 03/01/27)(a)	20,110	19,414,025
5.15%, 05/01/30 (Call 02/01/30)(a)	49,532	45,732,182
5.71%, 05/01/40 (Call 11/01/39)(a)	33,253	28,908,991
5.81%, 05/01/50 (Call 11/01/49)(a)	61,154	52,552,378
5.93%, 05/01/60 (Call 11/01/59)	37,916	32,023,319
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)(a)	8,554	8,037,314
3.63%, 04/01/30 (Call 01/01/30)(a)	11,919	10,831,775
3.75%, 05/15/28 (Call 02/15/28)	13,264	12,372,695
4.25%, 04/01/40 (Call 10/01/39)(a)	6,860	5,900,423
4.25%, 04/01/50 (Call 10/01/49)	9,659	8,060,417
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)(a)	21,013	19,662,453
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	8,431	5,387,444
3.55%, 01/15/26 (Call 10/15/25)(a)	7,702	7,394,588
3.80%, 03/01/45 (Call 09/01/44)(a)	13,691	10,642,124
3.90%, 06/15/32 (Call 03/15/32)(a)	10,500	9,582,173
4.07%, 12/15/42(a)	14,953	12,285,940
4.09%, 09/15/52 (Call 03/15/52)(a)	16,194	12,935,662
4.15%, 06/15/53 (Call 12/15/52)	12,981	10,403,977
4.70%, 05/15/46 (Call 11/15/45)	15,153	13,357,660
5.10%, 11/15/27(a)	5,530	5,540,756
5.25%, 01/15/33	8,602	8,613,880
5.70%, 11/15/54	4,698	4,744,081
5.90%, 11/15/63	3,786	3,846,244
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	4,767	4,380,785
3.25%, 01/15/28 (Call 10/15/27)	27,165	24,577,072
4.03%, 10/15/47 (Call 04/15/47)	24,212	19,022,216
4.40%, 05/01/30 (Call 02/01/30)(a)	10,721	10,076,641
4.75%, 06/01/43(a)	14,150	12,255,076
5.25%, 05/01/50 (Call 11/01/49)(a)	10,279	9,509,933
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	15,529	11,771,153
2.25%, 07/01/30 (Call 04/01/30)	15,668	12,629,635
2.38%, 03/15/32 (Call 12/15/31)(a)	13,817	10,784,468
2.82%, 09/01/51 (Call 03/01/51)	11,884	7,230,680
3.03%, 03/15/52 (Call 09/15/51)(a)	16,521	10,540,768

Security	Par (000)	Value

Aerospace & Defense (continued)
3.13%, 05/04/27 (Call 02/04/27)	$11,878	$10,830,587
3.13%, 07/01/50 (Call 01/01/50)	11,544	7,601,274
3.50%, 03/15/27 (Call 12/15/26)(a)	9,353	8,726,452
3.75%, 11/01/46 (Call 05/01/46)	12,499	9,146,087
4.13%, 11/16/28 (Call 08/16/28)	34,061	31,707,606
4.15%, 05/15/45 (Call 11/16/44)	10,754	8,419,618
4.35%, 04/15/47 (Call 10/15/46)	9,617	7,754,335
4.45%, 11/16/38 (Call 05/16/38)(a)	9,905	8,449,024
4.50%, 06/01/42(a)	36,241	30,709,964
4.63%, 11/16/48 (Call 05/16/48)(a)	17,186	14,467,113
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	12,850	10,033,700

		774,968,275

Agriculture — 1.4%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)(a)	17,326	12,301,781
3.40%, 05/06/30 (Call 02/06/30)	11,311	9,175,997
3.40%, 02/04/41 (Call 08/04/40)	17,292	10,600,404
3.70%, 02/04/51 (Call 08/04/50)(a)	13,301	7,777,873
3.88%, 09/16/46 (Call 03/16/46)(a)	18,288	11,263,354
4.00%, 02/04/61 (Call 08/04/60)(a)	10,089	6,046,196
4.25%, 08/09/42	9,829	6,652,014
4.40%, 02/14/26 (Call 12/14/25)(a)	10,533	10,124,215
4.80%, 02/14/29 (Call 11/14/28)(a)	19,846	18,271,275
5.38%, 01/31/44(a)	20,056	16,015,258
5.80%, 02/14/39 (Call 08/14/38)	21,577	18,397,648
5.95%, 02/14/49 (Call 08/14/48)	28,257	23,017,002
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	9,848	9,002,766
2.70%, 09/15/51 (Call 03/15/51)	9,496	5,936,881
2.90%, 03/01/32 (Call 12/01/31)(a)	10,498	8,745,422
3.25%, 03/27/30 (Call 12/27/29)	11,216	9,869,945
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	21,739	17,207,745
2.73%, 03/25/31 (Call 12/25/30)	16,916	12,343,052
3.22%, 09/06/26 (Call 07/06/26)(a)	12,177	10,841,313
3.56%, 08/15/27 (Call 05/15/27)	40,476	35,440,223
3.73%, 09/25/40 (Call 03/25/40)	7,773	4,899,149
3.98%, 09/25/50 (Call 03/25/50)(a)	11,029	6,613,373
4.39%, 08/15/37 (Call 02/15/37)(a)	29,412	21,280,226
4.54%, 08/15/47 (Call 02/15/47)(a)	28,253	18,272,503
4.70%, 04/02/27 (Call 02/02/27)(a)	10,407	9,642,937
4.74%, 03/16/32 (Call 12/16/31)(a)	11,332	9,486,640
4.76%, 09/06/49 (Call 03/06/49)	11,501	7,664,621
4.91%, 04/02/30 (Call 01/02/30)	9,565	8,337,540
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	14,125	12,133,371
4.45%, 03/16/28 (Call 02/16/28)	13,270	11,733,143
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	11,565	9,068,916
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	8,424	7,203,853
1.75%, 11/01/30 (Call 08/01/30)(a)	11,162	8,158,381
2.10%, 05/01/30 (Call 02/01/30)(a)	9,601	7,318,885
2.75%, 02/25/26 (Call 11/25/25)(a)	9,042	8,285,737
3.38%, 08/15/29 (Call 05/15/29)(a)	9,457	8,077,073
3.88%, 08/21/42	9,816	6,517,377
4.13%, 03/04/43	7,715	5,270,063
4.25%, 11/10/44	10,450	7,233,679
4.38%, 11/15/41(a)	9,378	6,770,879

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.88%, 11/15/43(a)	$9,033	$6,906,673
6.38%, 05/16/38	19,013	17,690,747
Reynolds American Inc. 5.70%, 08/15/35 (Call 02/15/35)	8,393	7,079,299
5.85%, 08/15/45 (Call 02/15/45)	25,947	20,258,766

		494,934,195

Airlines — 0.1%
Southwest Airlines Co., 5.13%, 06/15/27
(Call 04/15/27)(a)	21,164	20,640,333

Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	12,395	11,290,598
2.75%, 03/27/27 (Call 01/27/27)	12,417	11,375,107
2.85%, 03/27/30 (Call 12/27/29)(a)	18,857	16,339,830
3.25%, 03/27/40 (Call 09/27/39)	9,912	7,525,853
3.38%, 03/27/50 (Call 09/27/49)(a)	16,729	12,150,841
3.88%, 11/01/45 (Call 05/01/45)(a)	9,957	7,924,392
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	12,826	10,345,617

		76,952,238

Auto Manufacturers — 1.3%
American Honda Finance Corp. 1.30%, 09/09/26(a)	7,195	6,242,669
2.00%, 03/24/28(a)	10,709	9,005,427
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	8,302	6,317,494
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)(a)	9,318	8,508,814
5.00%, 10/01/28 (Call 07/01/28)(a)	10,817	10,019,130
5.00%, 04/01/35(a)	5,329	4,424,775
5.15%, 04/01/38 (Call 10/01/37)	12,778	10,429,598
5.20%, 04/01/45(a)	15,565	11,952,468
5.40%, 10/15/29 (Call 08/15/29)(a)	8,728	8,085,099
5.40%, 04/01/48 (Call 10/01/47)(a)	8,788	6,909,255
5.60%, 10/15/32 (Call 07/15/32)(a)	13,459	12,198,172
5.95%, 04/01/49 (Call 10/01/48)(a)	9,990	8,449,598
6.25%, 10/02/43(a)	17,275	15,151,797
6.60%, 04/01/36 (Call 10/01/35)(a)	12,873	12,122,850
6.75%, 04/01/46 (Call 10/01/45)	7,736	7,135,722
6.80%, 10/01/27 (Call 08/01/27)(a)	13,533	13,693,250
General Motors Financial Co. Inc. 1.25%, 01/08/26 (Call 12/08/25)(a)	17,042	14,560,910
1.50%, 06/10/26 (Call 05/10/26)	14,425	12,141,372
2.35%, 02/26/27 (Call 01/26/27)(a)	12,012	10,167,955
2.35%, 01/08/31 (Call 10/08/30)(a)	12,784	9,341,104
2.40%, 04/10/28 (Call 02/10/28)(a)	12,113	9,812,798
2.40%, 10/15/28 (Call 08/15/28)	9,553	7,535,968
2.70%, 08/20/27 (Call 06/20/27)(a)	14,111	11,880,548
2.70%, 06/10/31 (Call 03/10/31)	14,485	10,771,670
3.10%, 01/12/32 (Call 10/12/31)(a)	13,796	10,489,240
3.60%, 06/21/30 (Call 03/21/30)(a)	12,362	10,127,744
4.00%, 10/06/26 (Call 07/06/26)(a)	10,564	9,700,359
4.30%, 04/06/29 (Call 02/06/29)(a)	10,669	9,374,031
4.35%, 01/17/27 (Call 10/17/26)	15,512	14,284,416
5.00%, 04/09/27 (Call 03/09/27)(a)	15,662	14,794,618
5.25%, 03/01/26 (Call 12/01/25)(a)	12,935	12,531,916
Honda Motor Co. Ltd. 2.53%, 03/10/27 (Call 02/10/27)(a)	9,447	8,453,700
2.97%, 03/10/32 (Call 12/10/31)(a)	12,913	10,683,955
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	19,449	22,681,721

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)(a) .	$9,284	$8,199,332
Toyota Motor Credit Corp. 1.13%, 06/18/26	13,577	11,793,918
1.90%, 01/13/27(a)	10,143	8,894,647
1.90%, 04/06/28(a)	3,654	3,092,635
2.15%, 02/13/30(a)	10,141	8,289,589
3.05%, 03/22/27	17,048	15,622,821
3.20%, 01/11/27(a)	7,638	7,062,351
3.38%, 04/01/30(a)	8,897	7,898,611
4.45%, 06/29/29(a)	10,422	10,006,212
4.55%, 09/20/27	11,048	10,744,706

		451,584,965

Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	18,638	10,382,480
Aptiv PLC/Aptiv Corp. 3.25%, 03/01/32 (Call 12/01/31)(a)	11,213	8,934,770
4.15%, 05/01/52 (Call 11/01/51)(a)	11,048	7,408,367
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	11,112	9,673,306
Magna International Inc., 2.45%, 06/15/30
(Call 03/15/30)(a)	7,736	6,211,399

		42,610,322

Banks — 23.7%
Australia & New Zealand Banking Group Ltd./New York
NY, 3.70%, 11/16/25(a)	2,721	2,610,393
Banco Santander SA 1.72%, 09/14/27 (Call 09/14/26)(a)(b)	19,946	16,267,646
1.85%, 03/25/26	10,037	8,570,822
2.75%, 12/03/30(a)	19,661	13,589,318
2.96%, 03/25/31(a)	13,555	10,032,581
3.31%, 06/27/29(a)	10,627	8,865,017
3.49%, 05/28/30	13,052	10,295,381
3.80%, 02/23/28(a)	12,825	10,913,670
4.18%, 03/24/28 (Call 03/24/27)(b)	27,171	23,906,605
4.25%, 04/11/27(a)	11,854	10,647,794
4.38%, 04/12/28(a)	9,783	8,605,955
5.29%, 08/18/27	7,462	6,867,200
Bank of America Corp. 1.73%, 07/22/27 (Call 07/22/26),
(SOFR + 0.960%)(b)	51,007	43,603,900
1.90%, 07/23/31 (Call 07/23/30),
(SOFR + 1.530%)(b)	24,633	18,248,018
1.92%, 10/24/31 (Call 10/24/30),
(SOFR + 1.370%)(b)	23,099	16,946,838
2.09%, 06/14/29 (Call 06/14/28),
(SOFR + 1.060%)(b)	29,602	23,971,629
2.30%, 07/21/32 (Call 07/21/31),
(SOFR + 1.220%)(b)	36,671	27,151,051
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	32,280	25,365,446
2.55%, 02/04/28 (Call 02/04/27),
(SOFR + 1.050%)(b)	20,274	17,535,431
2.57%, 10/20/32 (Call 10/20/31),
(SOFR + 1.210%)(b)	28,145	21,215,124
2.59%, 04/29/31 (Call 04/29/30),
(SOFR + 2.150%)(b)	31,226	24,575,015
2.68%, 06/19/41 (Call 06/19/40),
(SOFR + 1.930%)(a)(b)	48,686	30,839,100
2.69%, 04/22/32 (Call 04/22/31),
(SOFR + 1.320%)(b)	39,809	30,727,874

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.83%, 10/24/51 (Call 10/24/50),
(SOFR + 1.880%)(a)(b)	$10,832	$6,300,897
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	18,793	15,301,078
2.97%, 02/04/33 (Call 02/04/32),
(SOFR + 1.330%)(b)	33,607	26,064,682
2.97%, 07/21/52 (Call 07/21/51),
(SOFR + 1.560%)(a)(b)	21,423	12,727,115
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	23,257	19,440,998
3.25%, 10/21/27 (Call 10/21/26)(a)	22,295	19,872,853
3.31%, 04/22/42 (Call 04/22/41),
(SOFR + 1.580%)(b)	30,834	21,335,938
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(a)(b)	57,105	50,392,758
3.50%, 04/19/26	18,690	17,467,508
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(a)(b)	26,051	23,985,711
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(b)	19,069	17,084,201
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(b)	19,608	17,722,138
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	22,727	20,752,078
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(b)	12,544	9,097,959
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(a)(b)	22,500	20,262,366
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(b)	27,223	24,081,760
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(a)(b)	18,873	14,714,448
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(a)(b)	50,952	37,844,226
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(b)	20,524	16,563,510
4.25%, 10/22/26	19,432	18,396,749
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(a)(b)	26,225	23,799,229
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(a)(b)	24,903	19,367,897
4.38%, 04/27/28 (Call 04/27/27),
(SOFR + 1.580%)(b)	15,973	14,870,298
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(a)(b)	21,008	16,565,884
4.45%, 03/03/26	11,666	11,190,767
4.57%, 04/27/33 (Call 04/27/32),
(SOFR + 1.830%)(a)(b)	35,309	31,228,124
4.95%, 07/22/28 (Call 07/22/27)(b)	27,764	26,482,786
5.00%, 01/21/44	19,852	16,950,291
5.02%, 07/22/33 (Call 07/22/32)(b)	48,376	44,282,384
5.88%, 02/07/42(a)	13,651	13,069,914
6.11%, 01/29/37	19,700	18,882,641
7.75%, 05/14/38	14,563	16,100,439
Series L, 4.18%, 11/25/27 (Call 11/25/26)	18,621	17,071,785
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(b)	27,109	23,447,759
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(b)	17,711	13,667,205

Security	Par (000)	Value

Banks (continued)
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(SOFR + 1.650%)(b)	$8,812	$5,833,232
Bank of America NA, 6.00%, 10/15/36(a)	13,052	12,693,418
Bank of Montreal 0.95%, 01/22/27 (Call 01/22/26),
(SOFR + 0.603%)(a)(b)	15,225	13,107,659
1.25%, 09/15/26	19,524	16,586,675
2.65%, 03/08/27(a)	13,540	11,997,839
Series H, 4.70%, 09/14/27 (Call 08/14/27)	9,870	9,447,068
Bank of New York Mellon Corp. (The) 2.05%, 01/26/27 (Call 12/26/26)(a)	6,894	6,064,837
2.45%, 08/17/26 (Call 05/17/26)(a)	9,355	8,456,270
2.80%, 05/04/26 (Call 02/04/26)(a)	10,107	9,358,342
3.25%, 05/16/27 (Call 02/16/27)(a)	8,855	8,188,073
3.30%, 08/23/29 (Call 05/23/29)(a)	7,293	6,309,148
3.40%, 01/29/28 (Call 10/29/27)	9,949	9,051,718
3.85%, 04/28/28(a)	7,656	7,106,443
5.80%, 10/25/28(a)	2,705	2,720,581
5.83%, 10/25/33	8,945	8,943,924
Bank of Nova Scotia (The) 1.05%, 03/02/26(a)	12,015	10,411,857
1.30%, 09/15/26(a)	14,199	12,094,242
1.35%, 06/24/26(a)	10,759	9,320,531
1.95%, 02/02/27(a)	13,185	11,370,581
2.45%, 02/02/32	5,222	3,919,738
2.70%, 08/03/26(a)	18,480	16,655,854
4.50%, 12/16/25(a)	8,832	8,489,393
Barclays PLC 2.28%, 11/24/27 (Call 11/24/26)(a)(b)	22,750	18,809,545
2.65%, 06/24/31 (Call 06/24/30),
(SOFR + 1.900%)(b)	13,861	10,144,372
2.67%, 03/10/32 (Call 03/10/31)(b)	11,797	8,405,107
2.89%, 11/24/32 (Call 11/24/31)(a)(b)	13,307	9,442,658
3.33%, 11/24/42 (Call 11/24/41)(b)	9,519	5,811,501
4.34%, 01/10/28 (Call 01/10/27)(a)	12,732	11,176,900
4.38%, 01/12/26(a)	18,062	16,763,340
4.84%, 05/09/28 (Call 05/07/27)	23,471	19,917,944
4.95%, 01/10/47	16,776	12,515,591
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(a)(b)	20,229	17,986,350
5.20%, 05/12/26	24,857	22,863,767
5.25%, 08/17/45(a)	18,248	14,601,544
5.50%, 08/09/28 (Call 08/09/27)(a)(b)	21,115	19,508,959
5.75%, 08/09/33 (Call 08/09/32)(a)(b)	12,933	11,480,272
7.39%, 11/02/28	4,000	3,980,919
7.44%, 11/02/33	2,500	2,488,652
Canadian Imperial Bank of Commerce 1.25%, 06/22/26	5,243	4,487,227
3.45%, 04/07/27(a)	13,317	12,153,109
3.60%, 04/07/32 (Call 03/07/32)(a)	11,323	9,326,849
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(SOFR + 0.765%)(b)	27,613	23,536,913
1.46%, 06/09/27 (Call 06/09/26),
(SOFR + 0.770%)(b)	27,624	23,421,080
2.52%, 11/03/32 (Call 11/03/31),
(SOFR + 1.177%)(b)	19,452	14,546,676
2.56%, 05/01/32 (Call 05/01/31),
(SOFR + 1.167%)(b)	33,402	25,441,528

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.57%, 06/03/31 (Call 06/03/30),
(SOFR + 2.107%)(a)(b)	$39,770	$31,100,808
2.67%, 01/29/31 (Call 01/29/30),
(SOFR + 1.146%)(a)(b)	29,119	23,124,394
2.90%, 11/03/42 (Call 11/03/41),
(SOFR + 1.379%)(a)(b)	16,987	10,779,120
2.98%, 11/05/30 (Call 11/05/29),
(SOFR + 1.422%)(b)	27,151	22,177,637
3.06%, 01/25/33 (Call 01/25/32),
(SOFR + 1.351%)(b)	32,487	25,320,436
3.07%, 02/24/28 (Call 02/24/27),
(SOFR + 1.280%)(b)	27,836	24,538,486
3.20%, 10/21/26 (Call 07/21/26)	32,670	29,749,178
3.40%, 05/01/26(a)	19,303	17,909,047
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	25,708	22,783,340
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	29,910	26,834,633
3.70%, 01/12/26	19,865	18,668,259
3.79%, 03/17/33 (Call 03/17/32),
(SOFR + 1.939%)(b)	33,100	27,406,307
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(b)	13,783	10,674,378
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	31,549	28,899,269
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(a)(b)	31,601	27,822,538
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(b)	21,695	19,564,159
4.13%, 07/25/28(a)	22,217	20,009,917
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(b)	12,625	9,638,858
4.30%, 11/20/26(a)	13,783	13,002,998
4.41%, 03/31/31 (Call 03/31/30),
(SOFR + 3.914%)(b)	42,562	37,983,444
4.45%, 09/29/27(a)	39,547	36,742,904
4.60%, 03/09/26(a)	14,531	13,937,253
4.65%, 07/30/45(a)	10,589	8,441,570
4.65%, 07/23/48 (Call 06/23/48)(a)	28,497	22,923,406
4.66%, 05/24/28 (Call 05/24/27),
(SOFR + 1.887%)(a)(b)	17,934	16,907,790
4.75%, 05/18/46	21,515	16,672,810
4.91%, 05/24/33 (Call 05/24/32)(a)(b)	33,309	30,250,135
5.30%, 05/06/44(a)	11,351	9,647,377
5.32%, 03/26/41 (Call 03/26/40),
(SOFR + 4.548%)(a)(b)	14,608	12,999,988
5.88%, 01/30/42(a)	9,986	9,347,270
6.63%, 06/15/32(a)	15,637	15,815,956
6.68%, 09/13/43(a)	11,240	11,203,996
8.13%, 07/15/39(a)	24,129	28,016,452
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27)(b)	12,327	11,646,926
Citizens Financial Group Inc., 3.25%, 04/30/30
(Call 01/30/30)(a)	7,755	6,333,220
Cooperatieve Rabobank UA 3.75%, 07/21/26(a)	20,027	18,181,912
5.25%, 05/24/41	18,247	16,960,594
5.25%, 08/04/45(a)	13,220	10,802,900
5.75%, 12/01/43(a)	12,499	11,033,065

Security	Par (000)	Value

Banks (continued)
Credit Suisse AG/New York NY 1.25%, 08/07/26	$20,862	$16,649,693
5.00%, 07/09/27	14,257	12,835,886
Credit Suisse Group AG 4.55%, 04/17/26(a)	25,937	22,842,488
4.88%, 05/15/45	15,178	10,002,580
Deutsche Bank AG/New York NY 1.69%, 03/19/26(a)	12,639	10,893,133
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	23,163	19,470,829
2.31%, 11/16/27 (Call 11/16/26),
(SOFR + 1.219%)(b)	23,391	18,655,071
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	16,088	12,855,599
3.04%, 05/28/32 (Call 05/28/31),
(SOFR + 1.718%)(a)(b)	6,673	4,675,561
3.55%, 09/18/31 (Call 09/18/30),
(SOFR + 3.043%)(a)(b)	17,536	13,036,655
Discover Bank 3.45%, 07/27/26 (Call 04/27/26)	9,924	8,894,275
4.65%, 09/13/28 (Call 06/13/28)	13,647	12,190,836
Fifth Third Bancorp. 2.55%, 05/05/27 (Call 04/05/27)	12,432	10,870,136
4.77%, 07/28/30 (Call 07/28/29)(b)	19,384	17,604,310
6.36%, 10/27/28	4,000	4,014,086
8.25%, 03/01/38	12,397	14,022,088
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)(a) .	5,870	5,470,051
Goldman Sachs Group Inc. (The) 1.09%, 12/09/26 (Call 12/09/25),
(SOFR + 0.789%)(b)	23,539	20,282,033
1.43%, 03/09/27 (Call 03/09/26),
(SOFR + 0.798%)(b)	31,877	27,283,065
1.54%, 09/10/27 (Call 09/10/26),
(SOFR + 0.818%)(a)(b)	32,146	26,952,798
1.95%, 10/21/27 (Call 10/21/26),
(SOFR + 0.913%)(b)	49,245	41,826,423
1.99%, 01/27/32 (Call 01/27/31),
(SOFR + 1.090%)(b)	30,959	22,580,228
2.38%, 07/21/32 (Call 07/21/31),
(SOFR + 1.248%)(b)	46,499	34,576,698
2.60%, 02/07/30 (Call 11/07/29)	22,034	17,499,707
2.62%, 04/22/32 (Call 04/22/31),
(SOFR + 1.281%)(b)	42,130	32,152,335
2.64%, 02/24/28 (Call 02/24/27),
(SOFR + 1.114%)(b)	35,253	30,486,886
2.65%, 10/21/32 (Call 10/21/31),
(SOFR + 1.264%)(b)	31,843	24,060,440
2.91%, 07/21/42 (Call 07/21/41),
(SOFR + 1.472%)(b)	20,132	12,677,805
3.10%, 02/24/33 (Call 02/24/32),
(SOFR + 1.410%)(a)(b)	44,333	34,605,994
3.21%, 04/22/42 (Call 04/22/41),
(SOFR + 1.513%)(a)(b)	27,468	18,250,495
3.44%, 02/24/43 (Call 02/24/42),
(SOFR + 1.632%)(b)	22,116	15,080,945
3.50%, 11/16/26 (Call 11/16/25)(a)	28,830	26,319,685
3.62%, 03/15/28 (Call 03/15/27),
(SOFR + 1.846%)(b)	37,208	33,556,812
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	28,597	25,713,244

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 02/25/26 (Call 11/25/25)	$14,564	$13,678,818
3.80%, 03/15/30 (Call 12/15/29)(a)	29,136	25,084,645
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	29,261	25,988,248
3.85%, 01/26/27 (Call 01/26/26)	33,237	30,932,769
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	26,704	20,755,508
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	40,418	36,640,073
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(a)(b)	17,415	14,119,560
4.48%, 08/23/28 (Call 08/23/27)(b)	28,942	26,930,580
4.75%, 10/21/45 (Call 04/21/45)(a)	20,774	16,777,907
4.80%, 07/08/44 (Call 01/08/44)	19,881	16,216,568
5.15%, 05/22/45	22,283	18,061,708
5.95%, 01/15/27(a)	13,855	13,978,980
6.13%, 02/15/33(a)	14,649	14,570,547
6.25%, 02/01/41	29,914	29,161,893
6.75%, 10/01/37	60,486	60,191,469
HSBC Holdings PLC 1.59%, 05/24/27 (Call 05/24/26),
(SOFR + 1.290%)(b)	20,868	17,147,713
2.01%, 09/22/28 (Call 09/22/27),
(SOFR + 1.732%)(a)(b)	21,888	17,208,256
2.21%, 08/17/29 (Call 08/17/28),
(SOFR + 1.285%)(b)	21,952	16,649,448
2.25%, 11/22/27 (Call 11/22/26),
(SOFR + 1.100%)(b)	26,814	22,068,651
2.36%, 08/18/31 (Call 08/18/30),
(SOFR + 1.947%)(b)	14,302	10,144,430
2.80%, 05/24/32 (Call 05/24/31),
(SOFR + 1.187%)(b)	33,925	24,260,521
2.85%, 06/04/31 (Call 06/04/30),
(SOFR + 2.387%)(b)	15,512	11,517,725
2.87%, 11/22/32 (Call 11/22/31),
(SOFR + 1.410%)(b)	19,695	13,971,131
3.90%, 05/25/26	26,630	24,259,523
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	35,567	29,247,918
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	24,278	21,252,410
4.30%, 03/08/26(a)	26,598	25,037,357
4.38%, 11/23/26(a)	16,538	14,998,598
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	31,144	27,061,112
4.76%, 06/09/28 (Call 06/09/27)(a)(b)	28,059	25,314,184
4.95%, 03/31/30(a)	27,581	24,685,668
5.21%, 08/11/28 (Call 08/11/27)(b)	15,585	14,264,308
5.25%, 03/14/44(a)	14,882	11,430,032
5.40%, 08/11/33 (Call 08/11/32)(a)(b)	16,200	14,023,261
6.10%, 01/14/42(a)	10,037	9,191,004
6.50%, 05/02/36	6,074	5,497,433
6.50%, 09/15/37(a)	1,844	1,647,673
6.50%, 09/15/37	29,588	26,291,139
6.80%, 06/01/38	3,355	3,056,958
8.11%, 11/03/33	25,400	25,318,969
Huntington Bancshares Inc., 4.44%, 08/04/28
(Call 08/04/27)(b)	11,349	10,560,650
Huntington Bancshares Inc./OH, 2.55%, 02/04/30
(Call 11/04/29)	7,428	5,887,015

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27)(a)(b)	$6,508	$6,207,498
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)(b)	11,811	10,060,170
2.73%, 04/01/32 (Call 04/01/31),
(SOFR + 1.316%)(b)	9,279	6,935,108
3.95%, 03/29/27(a)	18,828	17,084,785
4.02%, 03/28/28 (Call 03/28/27),
(SOFR + 1.830%)(b)	19,739	17,739,303
4.05%, 04/09/29(a)	8,852	7,735,266
4.25%, 03/28/33 (Call 03/28/32),
(SOFR + 2.070%)(b)	11,932	9,908,853
4.55%, 10/02/28(a)	14,152	12,751,643
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	20,452	17,411,090
1.05%, 11/19/26 (Call 11/19/25),
(SOFR + 0.800%)(b)	26,297	22,643,069
1.47%, 09/22/27 (Call 09/22/26),
(SOFR + 0.765%)(b)	26,892	22,572,169
1.58%, 04/22/27 (Call 04/22/26),
(SOFR + 0.885%)(b)	33,765	29,017,310
1.76%, 11/19/31 (Call 11/19/30),
(SOFR + 1.105%)(a)(b)	14,399	10,467,326
1.95%, 02/04/32 (Call 02/04/31),
(SOFR + 1.065%)(b)	27,172	19,934,629
2.07%, 06/01/29 (Call 06/01/28),
(SOFR + 1.015%)(b)	20,623	16,671,157
2.18%, 06/01/28 (Call 06/01/27),
(SOFR + 1.890%)(b)	17,829	15,084,035
2.52%, 04/22/31 (Call 04/22/30),
(SOFR + 2.040%)(a)(b)	35,482	27,920,591
2.53%, 11/19/41 (Call 11/19/40),
(SOFR + 1.510%)(b)	16,373	10,088,823
2.55%, 11/08/32 (Call 11/08/31),
(SOFR + 1.180%)(b)	28,908	21,814,014
2.58%, 04/22/32 (Call 04/22/31),
(SOFR + 1.250%)(b)	39,859	30,646,919
2.74%, 10/15/30 (Call 10/15/29),
(SOFR + 1.510%)(b)	37,602	30,425,248
2.95%, 10/01/26 (Call 07/01/26)(a)	31,422	28,692,352
2.95%, 02/24/28 (Call 02/24/27),
(SOFR + 1.170%)(b)	16,503	14,518,623
2.96%, 01/25/33 (Call 01/25/32),
(SOFR + 1.260%)(a)(b)	33,985	26,504,086
3.11%, 04/22/41 (Call 04/22/40),
(SOFR + 2.460%)(b)	16,411	11,221,865
3.11%, 04/22/51 (Call 04/22/50),
(SOFR + 2.440%)(a)(b)	23,956	14,949,291
3.16%, 04/22/42 (Call 04/22/41),
(SOFR + 2.460%)(b)	22,819	15,553,446
3.20%, 06/15/26 (Call 03/15/26)(a)	17,859	16,518,768
3.30%, 04/01/26 (Call 01/01/26)	19,289	17,993,161
3.33%, 04/22/52 (Call 04/22/51),
(SOFR + 1.580%)(a)(b)	34,135	22,087,939
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	22,398	19,782,279
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(a)(b)	26,420	23,766,145

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 12/01/27 (Call 12/01/26)(a)	$11,661	$10,530,634
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(a)(b)	23,656	20,584,264
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(a)(b)	28,057	25,619,254
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(a)(b)	21,833	16,866,506
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(b)	20,131	14,643,591
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	21,872	20,495,311
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(b)	35,119	25,903,954
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	22,215	20,027,995
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	17,477	13,051,186
4.13%, 12/15/26(a)	19,695	18,670,519
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(a)(b)	24,310	22,028,876
4.25%, 10/01/27(a)	15,190	14,262,294
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	22,236	17,282,284
4.32%, 04/26/28 (Call 04/26/27),
(SOFR + 1.560%)(b)	29,583	27,536,972
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(a)(b)	24,081	21,970,288
4.49%, 03/24/31 (Call 03/24/30),
(SOFR + 3.790%)(b)	28,418	25,639,180
4.57%, 06/14/30 (Call 06/14/29)(a)(b)	23,210	21,246,037
4.59%, 04/26/33 (Call 04/26/32),
(SOFR + 1.800%)(b)	22,828	20,340,022
4.85%, 07/25/28 (Call 07/25/27)(a)(b)	34,971	33,233,172
4.85%, 02/01/44(a)	9,705	8,287,833
4.91%, 07/25/33 (Call 07/25/32)(a)(b)	50,003	45,654,734
4.95%, 06/01/45(a)	18,435	15,202,544
5.40%, 01/06/42(a)	11,363	10,364,684
5.50%, 10/15/40(a)	13,749	12,706,251
5.60%, 07/15/41(a)	18,128	16,983,206
5.63%, 08/16/43	12,526	11,253,380
6.40%, 05/15/38(a)	25,329	26,080,965
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	10,613	9,398,160
KeyCorp 2.25%, 04/06/27(a)	9,475	8,133,545
2.55%, 10/01/29	9,186	7,390,337
4.10%, 04/30/28(a)	6,737	6,198,054
4.79%, 06/01/33 (Call 06/01/32)(a)(b)	9,459	8,516,759
Lloyds Banking Group PLC 1.63%, 05/11/27 (Call 05/11/26)(a)(b)	12,328	10,322,534
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(a)(b)	22,389	19,148,824
3.75%, 01/11/27	17,887	15,989,164
3.75%, 03/18/28 (Call 03/18/27)(a)(b)	18,046	15,907,908
4.34%, 01/09/48(a)	16,086	10,741,846
4.38%, 03/22/28	17,257	15,369,554
4.55%, 08/16/28	14,747	13,154,893
4.58%, 12/10/25	11,003	10,102,294
4.65%, 03/24/26	15,427	14,177,378
4.98%, 08/11/33 (Call 08/11/32)(a)(b)	10,148	8,671,374
5.30%, 12/01/45(a)	10,166	7,767,724

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc. 1.54%, 07/20/27 (Call 07/20/26)(b)	$25,857	$21,825,777
1.64%, 10/13/27 (Call 10/13/26)(a)(b)	16,702	14,055,424
2.05%, 07/17/30(a)	16,271	12,169,416
2.31%, 07/20/32 (Call 07/20/31)(b)	20,415	14,833,278
2.34%, 01/19/28 (Call 01/19/27)(b)	17,266	14,763,193
2.49%, 10/13/32 (Call 10/13/31)(b)	6,105	4,483,431
2.56%, 02/25/30	13,784	10,850,234
2.76%, 09/13/26(a)	12,034	10,715,845
2.85%, 01/19/33 (Call 01/19/32)(b)	12,266	9,203,482
3.20%, 07/18/29(a)	18,759	15,721,168
3.29%, 07/25/27(a)	11,800	10,572,124
3.68%, 02/22/27(a)	9,237	8,451,065
3.74%, 03/07/29	14,961	13,084,485
3.75%, 07/18/39(a)	15,999	11,881,534
3.85%, 03/01/26	17,701	16,641,009
3.96%, 03/02/28(a)	14,955	13,642,558
4.05%, 09/11/28(a)	8,427	7,605,769
4.08%, 04/19/28 (Call 04/19/27)(b)	9,567	8,790,337
5.02%, 07/20/28 (Call 07/20/27)(b)	16,420	15,599,870
5.13%, 07/20/33 (Call 07/20/32)(b)	17,910	16,217,854
5.35%, 09/13/28 (Call 09/13/27)(b)	15,932	15,353,041
5.47%, 09/13/33 (Call 09/13/32)(b)	10,482	9,768,753
Mizuho Financial Group Inc. 1.23%, 05/22/27 (Call 05/22/26)(b)	15,303	12,854,722
1.55%, 07/09/27 (Call 07/09/26)(a)(b)	11,573	9,806,209
1.98%, 09/08/31 (Call 09/08/30),
(SOFR + 1.532%)(b)	7,815	5,623,944
2.20%, 07/10/31 (Call 07/10/30),
(SOFR + 1.772%)(b)	17,485	12,827,508
2.56%, 09/13/31	12,800	9,162,255
2.84%, 09/13/26(a)	10,375	9,228,149
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(a)(b)	10,190	8,336,812
3.17%, 09/11/27(a)	4,773	4,174,552
4.02%, 03/05/28(a)	11,039	9,931,624
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(b)	11,983	10,643,665
5.41%, 09/13/28 (Call 09/13/27)(a)(b)	10,377	10,017,113
5.67%, 09/13/33 (Call 09/13/32)(b)	9,269	8,635,912
Morgan Stanley 0.99%, 12/10/26 (Call 12/10/25),
(SOFR + 0.720%)(b)	27,033	23,150,691
1.51%, 07/20/27 (Call 07/20/26),
(SOFR + 0.858%)(b)	34,831	29,538,534
1.59%, 05/04/27 (Call 05/04/26),
(SOFR + 0.879%)(b)	35,227	30,155,126
1.79%, 02/13/32 (Call 02/13/31),
(SOFR + 1.034%)(b)	31,282	22,597,882
1.93%, 04/28/32 (Call 04/28/31),
(SOFR + 1.020%)(b)	34,283	24,821,235
2.24%, 07/21/32 (Call 07/21/31),
(SOFR + 1.178%)(a)(b)	36,905	27,273,946
2.48%, 01/21/28 (Call 01/21/27),
(SOFR + 1.000%)(b)	29,373	25,398,096
2.51%, 10/20/32 (Call 10/20/31),
(SOFR + 1.200%)(b)	28,435	21,390,579
2.70%, 01/22/31 (Call 01/22/30),
(SOFR + 1.143%)(b)	42,655	34,124,691

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.80%, 01/25/52 (Call 01/25/51),
(SOFR + 1.430%)(a)(b)	$19,573	$11,502,381
2.94%, 01/21/33 (Call 01/21/32),
(SOFR + 1.290%)(a)(b)	29,581	23,003,955
3.13%, 07/27/26(a)	36,176	33,010,350
3.22%, 04/22/42 (Call 04/22/41),
(SOFR + 1.485%)(a)(b)	24,202	16,477,924
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	36,477	32,692,165
3.62%, 04/01/31 (Call 04/01/30),
(SOFR + 3.120%)(b)	32,889	27,947,510
3.63%, 01/20/27(a)	33,534	30,899,901
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(a)(b)	35,649	31,855,323
3.88%, 01/27/26	27,304	25,953,470
3.95%, 04/23/27(a)	24,222	22,379,803
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(a)(b)	25,540	19,994,804
4.21%, 04/20/28 (Call 04/20/27),
(SOFR + 1.610%)(a)(b)	23,551	21,796,783
4.30%, 01/27/45(a)	29,291	22,575,698
4.35%, 09/08/26(a)	25,421	24,191,551
4.38%, 01/22/47(a)	24,846	19,322,933
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(b)	32,410	29,580,030
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(b)	13,265	10,873,888
4.89%, 07/20/33 (Call 07/20/32)(a)(b)	25,135	22,842,954
5.00%, 11/24/25(a)	13,252	13,041,077
5.60%, 03/24/51 (Call 03/24/50),
(SOFR + 4.480%)(b)	22,578	20,938,361
6.30%, 10/18/28	20,259	20,434,804
6.34%, 10/18/33	31,046	31,464,606
6.38%, 07/24/42(a)	24,134	24,563,378
7.25%, 04/01/32(a)	13,648	14,732,637
National Australia Bank Ltd., 3.91%, 06/09/27	12,991	12,264,962
National Australia Bank Ltd./New York 2.50%, 07/12/26(a)	11,002	9,998,676
3.38%, 01/14/26(a)	4,014	3,794,705
NatWest Group PLC 1.64%, 06/14/27 (Call 06/14/26)(a)(b)	20,023	16,629,156
3.07%, 05/22/28 (Call 05/22/27)(a)(b)	11,650	9,864,811
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	11,949	10,178,192
4.80%, 04/05/26(a)	14,367	13,543,341
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(a)(b)	21,945	19,547,812
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(a)(b)	18,542	16,494,207
5.52%, 09/30/28 (Call 09/30/27)(b)	12,044	11,223,382
Northern Trust Corp. 1.95%, 05/01/30 (Call 02/01/30)(a)	8,436	6,590,491
3.95%, 10/30/25(a)	1,073	1,041,354
4.00%, 05/10/27 (Call 04/10/27)(a)	11,904	11,377,850
6.13%, 11/02/32	7,670	7,658,582
PNC Bank NA
2.70%, 10/22/29	10,977	8,905,084
3.10%, 10/25/27 (Call 09/25/27)(a)	17,052	15,404,639
4.05%, 07/26/28(a)	13,615	12,369,353

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The) 2.31%, 04/23/32 (Call 04/23/31),
(SOFR + 0.979%)(a)(b)	$11,293	$8,630,547
2.55%, 01/22/30 (Call 10/24/29)(a)	23,794	19,314,582
2.60%, 07/23/26 (Call 05/23/26)(a)	9,259	8,359,722
3.15%, 05/19/27 (Call 04/19/27)(a)	12,337	11,100,866
3.45%, 04/23/29 (Call 01/23/29)	16,687	14,671,321
6.04%, 10/28/33	1,183	1,185,340
Royal Bank of Canada 0.88%, 01/20/26	13,336	11,503,175
1.15%, 07/14/26	11,646	9,936,686
1.20%, 04/27/26	20,834	17,999,801
1.40%, 11/02/26	13,348	11,354,850
2.30%, 11/03/31	11,188	8,488,461
3.63%, 05/04/27(a)	16,474	15,188,904
3.88%, 05/04/32	11,041	9,511,987
4.24%, 08/03/27(a)	16,255	15,267,154
4.65%, 01/27/26	10,113	9,759,021
6.00%, 11/01/27	6,391	6,428,953
Santander Holdings USA Inc. 2.49%, 01/06/28 (Call 01/06/27),
(SOFR + 1.249%)(a)(b)	11,859	9,814,896
3.24%, 10/05/26 (Call 08/05/26)(a)	12,657	11,183,140
4.40%, 07/13/27 (Call 04/14/27)	14,648	13,233,301
Santander UK Group Holdings PLC 1.67%, 06/14/27 (Call 06/14/26),
(SOFR + 0.989%)(a)(b)	17,717	14,481,344
2.47%, 01/11/28 (Call 01/11/27),
(SOFR + 1.220%)(b)	14,554	12,022,768
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(a)(b)	13,631	11,565,466
State Street Corp. 2.20%, 03/03/31	10,684	8,181,873
2.40%, 01/24/30(a)	8,717	7,116,447
2.65%, 05/19/26(a)	6,721	6,223,448
Sumitomo Mitsui Financial Group Inc. 0.95%, 01/12/26(a)	8,224	7,077,414
1.40%, 09/17/26(a)	20,460	17,319,351
1.90%, 09/17/28(a)	29,291	23,229,412
2.13%, 07/08/30(a)	15,635	11,723,272
2.14%, 09/23/30	12,357	9,051,830
2.22%, 09/17/31(a)	10,175	7,431,201
2.63%, 07/14/26(a)	17,509	15,682,943
2.75%, 01/15/30(a)	15,882	12,677,195
2.93%, 09/17/41	12,484	7,755,184
3.01%, 10/19/26(a)	16,322	14,719,005
3.04%, 07/16/29(a)	30,451	25,116,688
3.35%, 10/18/27(a)	11,991	10,656,800
3.36%, 07/12/27(a)	18,579	16,699,279
3.45%, 01/11/27(a)	13,137	11,961,964
3.54%, 01/17/28(a)	10,384	9,271,834
3.78%, 03/09/26(a)	16,132	15,188,588
3.94%, 07/19/28	11,324	10,187,154
Toronto-Dominion Bank (The)
0.75%, 01/06/26(a)	10,501	9,059,025
1.20%, 06/03/26	14,548	12,523,153
1.25%, 09/10/26	23,839	20,332,355
1.95%, 01/12/27(a)	11,430	9,909,343
2.00%, 09/10/31	11,263	8,320,715
2.80%, 03/10/27	16,076	14,318,692

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 03/10/32	$15,176	$12,296,063
4.11%, 06/08/27	20,079	18,787,406
4.46%, 06/08/32	21,826	19,552,916
4.69%, 09/15/27	14,805	14,158,359
Truist Bank 2.25%, 03/11/30 (Call 12/11/29)(a)	14,154	11,013,693
3.30%, 05/15/26 (Call 04/15/26)(a)	9,595	8,832,343
3.80%, 10/30/26 (Call 09/30/26)(a)	11,750	10,935,062
Truist Financial Corp. 1.13%, 08/03/27 (Call 06/03/27)(a)	6,523	5,287,184
1.27%, 03/02/27 (Call 03/02/26),
(SOFR + 0.609%)(a)(b)	8,273	7,141,137
1.89%, 06/07/29 (Call 06/07/28),
(SOFR + 0.862%)(a)(b)	13,089	10,500,841
1.95%, 06/05/30 (Call 03/05/30)(a)	5,193	3,993,766
4.12%, 06/06/28 (Call 06/06/27)(a)(b)	10,190	9,412,480
6.12%, 10/28/33(a)	12,000	12,017,329
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	10,581	7,801,530
2.22%, 01/27/28 (Call 01/27/27),
(SOFR + 0.730%)(a)(b)	20,333	17,737,147
2.68%, 01/27/33 (Call 01/27/32),
(SOFR + 1.020%)(a)(b)	12,737	9,984,823
3.00%, 07/30/29 (Call 04/30/29)	18,707	15,786,985
3.10%, 04/27/26 (Call 03/27/26)(a)	13,174	12,216,626
3.90%, 04/26/28 (Call 03/24/28)(a)	10,674	9,951,507
3.95%, 11/17/25 (Call 10/17/25)(a)	4,290	4,138,290
4.55%, 07/22/28 (Call 07/22/27)(b)	22,622	21,505,534
5.85%, 10/21/33	8,180	8,148,317
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	16,132	14,619,752
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	7,411	6,819,407
Wachovia Corp., 5.50%, 08/01/35(a)	16,083	14,656,380
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(SOFR + 2.100%)(b)	37,218	31,795,955
2.57%, 02/11/31 (Call 02/11/30),
(SOFR + 1.262%)(a)(b)	31,899	25,431,449
2.88%, 10/30/30 (Call 10/30/29),
(SOFR + 1.432%)(a)(b)	38,727	31,733,593
3.00%, 04/22/26(a)	36,375	33,277,636
3.00%, 10/23/26(a)	38,685	35,023,155
3.07%, 04/30/41 (Call 04/30/40),
(SOFR + 2.530%)(a)(b)	39,570	26,799,985
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(b)	27,531	24,938,728
3.35%, 03/02/33 (Call 03/02/32),
(SOFR + 1.500%)(a)(b)	42,661	34,361,913
3.53%, 03/24/28 (Call 03/24/27),
(SOFR + 1.510%)(b)	37,062	33,413,105
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(a)(b)	36,460	32,858,441
3.90%, 05/01/45	23,182	16,770,893
4.10%, 06/03/26(a)	26,959	25,493,476
4.15%, 01/24/29 (Call 10/24/28)	28,211	25,641,116
4.30%, 07/22/27	26,633	24,907,096
4.40%, 06/14/46(a)	23,314	17,085,355
4.48%, 04/04/31 (Call 04/04/30),
(SOFR + 4.032%)(b)	25,143	22,734,632
4.61%, 04/25/53 (Call 04/25/52)(b)	33,660	26,873,760
4.65%, 11/04/44	25,037	19,486,475

Security	Par (000)	Value

Banks (continued)
4.75%, 12/07/46(a)	$24,707	$19,027,328
4.81%, 07/25/28 (Call 07/25/27)(a)(b)	37,783	35,780,339
4.90%, 07/25/33 (Call 07/25/32)(b)	47,525	43,348,912
4.90%, 11/17/45	24,208	19,248,250
5.01%, 04/04/51 (Call 04/04/50),
(SOFR + 4.502%)(b)	60,713	51,472,688
5.38%, 11/02/43	22,266	18,885,460
5.61%, 01/15/44	28,671	24,973,284
Wells Fargo Bank NA 5.85%, 02/01/37(a)	12,073	11,502,022
6.60%, 01/15/38(a)	17,456	17,845,274
Westpac Banking Corp. 1.15%, 06/03/26	13,151	11,417,789
1.95%, 11/20/28	10,448	8,656,280
2.15%, 06/03/31(a)	10,685	8,413,154
2.65%, 01/16/30(a)	10,968	9,194,731
2.70%, 08/19/26(a)	12,754	11,652,121
2.85%, 05/13/26(a)	19,288	17,844,185
2.96%, 11/16/40	7,951	4,785,669
3.13%, 11/18/41	13,670	8,379,925
3.35%, 03/08/27(a)	11,372	10,529,416
3.40%, 01/25/28(a)	10,266	9,416,221
4.04%, 08/26/27(a)	11,155	10,592,950
4.42%, 07/24/39	16,158	12,258,590

		8,255,432,068

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(a)	38,115	36,532,999
4.70%, 02/01/36 (Call 08/01/35)	62,008	56,077,282
4.90%, 02/01/46 (Call 08/01/45)	106,141	91,996,321
Anheuser-Busch InBev Finance Inc. 4.00%, 01/17/43	10,237	7,852,379
4.63%, 02/01/44	10,911	9,118,051
4.90%, 02/01/46 (Call 08/01/45)(a)	13,181	11,295,082
Anheuser-Busch InBev Worldwide Inc. 3.50%, 06/01/30 (Call 03/01/30)(a)	21,152	18,898,189
3.75%, 07/15/42	10,675	8,048,035
4.00%, 04/13/28 (Call 01/13/28)(a)	29,163	27,556,679
4.35%, 06/01/40 (Call 12/01/39)(a)	11,875	9,918,793
4.38%, 04/15/38 (Call 10/15/37)(a)	21,003	17,924,487
4.44%, 10/06/48 (Call 04/06/48)(a)	18,918	15,279,719
4.50%, 06/01/50 (Call 12/01/49)(a)	26,924	22,023,719
4.60%, 04/15/48 (Call 10/15/47)(a)	28,919	23,840,263
4.60%, 06/01/60 (Call 12/01/59)(a)	10,037	7,931,507
4.75%, 01/23/29 (Call 10/23/28)	45,030	43,780,751
4.75%, 04/15/58 (Call 10/15/57)(a)	18,016	14,609,137
4.90%, 01/23/31 (Call 10/23/30)(a)	9,644	9,408,922
4.95%, 01/15/42(a)	18,452	16,327,833
5.45%, 01/23/39 (Call 07/23/38)(a)	22,783	21,535,392
5.55%, 01/23/49 (Call 07/23/48)(a)	45,714	43,045,057
5.80%, 01/23/59 (Call 07/23/58)(a)	22,553	21,438,235
8.20%, 01/15/39	13,259	15,803,548
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	15,148	12,448,117
1.38%, 03/15/31(a)	18,404	13,992,033
1.45%, 06/01/27	15,850	13,758,594
1.50%, 03/05/28(a)	7,902	6,683,595
1.65%, 06/01/30(a)	17,585	13,951,137
2.00%, 03/05/31	8,429	6,769,474

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.13%, 09/06/29	$11,860	$9,957,524
2.25%, 01/05/32(a)	18,490	14,920,892
2.50%, 06/01/40	12,095	8,359,073
2.50%, 03/15/51(a)	17,178	10,505,785
2.60%, 06/01/50(a)	17,500	11,077,015
2.75%, 06/01/60(a)	10,746	6,523,093
2.88%, 05/05/41	7,338	5,302,268
3.00%, 03/05/51(a)	18,533	12,670,944
3.38%, 03/25/27(a)	11,174	10,615,967
3.45%, 03/25/30	14,170	12,818,563
Constellation Brands Inc. 2.25%, 08/01/31 (Call 05/01/31)(a)	15,804	12,106,472
3.15%, 08/01/29 (Call 05/01/29)	10,421	8,924,557
Diageo Capital PLC 2.00%, 04/29/30 (Call 01/29/30)(a)	15,298	12,180,636
2.13%, 04/29/32 (Call 01/29/32)(a)	4,905	3,754,227
2.38%, 10/24/29 (Call 07/24/29)	12,863	10,640,716
5.30%, 10/24/27	3,525	3,537,950
Keurig Dr Pepper Inc. 3.20%, 05/01/30 (Call 02/01/30)(a)	14,057	11,889,964
3.80%, 05/01/50 (Call 11/01/49)	9,164	6,392,922
3.95%, 04/15/29 (Call 02/15/29)(a)	16,835	15,255,427
4.05%, 04/15/32 (Call 01/15/32)(a)	6,158	5,385,351
4.50%, 04/15/52 (Call 10/15/51)(a)	16,063	12,573,548
4.60%, 05/25/28 (Call 02/25/28)	8,234	7,854,337
Molson Coors Beverage Co. 3.00%, 07/15/26 (Call 04/15/26)	22,221	20,249,880
4.20%, 07/15/46 (Call 01/15/46)(a)	20,978	15,441,967
5.00%, 05/01/42(a)	12,754	10,663,608
PepsiCo Inc. 1.40%, 02/25/31 (Call 11/25/30)(a)	9,778	7,501,837
1.63%, 05/01/30 (Call 02/01/30)	14,380	11,419,808
1.95%, 10/21/31 (Call 07/21/31)	11,265	8,888,745
2.38%, 10/06/26 (Call 07/06/26)	6,101	5,585,135
2.63%, 07/29/29 (Call 04/29/29)(a)	9,819	8,505,002
2.63%, 10/21/41 (Call 04/21/41)	12,387	8,537,236
2.75%, 03/19/30 (Call 12/19/29)	19,449	16,794,964
2.75%, 10/21/51 (Call 04/21/51)(a)	10,281	6,669,218
2.85%, 02/24/26 (Call 11/24/25)	9,248	8,702,648
2.88%, 10/15/49 (Call 04/15/49)	10,713	7,268,985
3.00%, 10/15/27 (Call 07/15/27)(a)	14,603	13,475,378
3.45%, 10/06/46 (Call 04/06/46)	11,674	8,773,219
3.60%, 02/18/28 (Call 01/18/28)(a)	20,051	18,848,808
3.63%, 03/19/50 (Call 09/19/49)	10,532	8,236,208
3.90%, 07/18/32 (Call 04/18/32)(a)	17,264	15,966,950
4.45%, 04/14/46 (Call 10/14/45)(a)	6,698	5,848,767

		1,038,470,924

Biotechnology — 1.6%
Amgen Inc. 1.65%, 08/15/28 (Call 06/15/28)	13,697	11,268,751
2.00%, 01/15/32 (Call 10/15/31)(a)	15,173	11,536,584
2.20%, 02/21/27 (Call 12/21/26)	18,646	16,548,651
2.30%, 02/25/31 (Call 11/25/30)(a)	11,730	9,373,016
2.45%, 02/21/30 (Call 11/21/29)(a)	14,485	11,925,211
2.60%, 08/19/26 (Call 05/19/26)(a)	16,534	15,123,809
2.77%, 09/01/53 (Call 03/01/53)(a)	7,480	4,300,466
2.80%, 08/15/41 (Call 02/15/41)	15,006	10,055,030
3.00%, 02/22/29 (Call 12/22/28)	9,996	8,755,332
3.00%, 01/15/52 (Call 07/15/51)(a)	12,967	7,974,258
3.15%, 02/21/40 (Call 08/21/39)	21,042	14,987,198

Security	Par (000)	Value

Biotechnology (continued)
3.20%, 11/02/27 (Call 08/02/27)(a)	$11,390	$10,447,767
3.35%, 02/22/32 (Call 11/22/31)	10,844	9,228,314
3.38%, 02/21/50 (Call 08/21/49)(a)	25,795	17,146,091
4.05%, 08/18/29 (Call 06/18/29)	16,450	15,177,824
4.20%, 03/01/33 (Call 12/01/32)	11,590	10,416,457
4.20%, 02/22/52 (Call 08/22/51)	12,186	9,312,734
4.40%, 05/01/45 (Call 11/01/44)	26,312	21,192,466
4.40%, 02/22/62 (Call 08/22/61)(a)	16,004	12,155,985
4.56%, 06/15/48 (Call 12/15/47)	16,376	13,346,250
4.66%, 06/15/51 (Call 12/15/50)(a)	38,885	32,139,413
4.88%, 03/01/53 (Call 09/01/52)(a)	15,443	13,126,125
Biogen Inc. 2.25%, 05/01/30 (Call 02/01/30)(a)	20,875	16,361,257
3.15%, 05/01/50 (Call 11/01/49)	25,530	15,720,539
5.20%, 09/15/45 (Call 03/15/45)(a)	7,038	6,082,340
Gilead Sciences Inc. 1.20%, 10/01/27 (Call 08/01/27)	10,807	8,885,915
1.65%, 10/01/30 (Call 07/01/30)(a)	14,441	11,131,803
2.60%, 10/01/40 (Call 04/01/40)(a)	17,526	11,578,233
2.80%, 10/01/50 (Call 04/01/50)(a)	18,931	11,551,265
2.95%, 03/01/27 (Call 12/01/26)(a)	14,699	13,370,369
3.65%, 03/01/26 (Call 12/01/25)(a)	28,316	26,818,820
4.00%, 09/01/36 (Call 03/01/36)(a)	7,046	5,896,171
4.15%, 03/01/47 (Call 09/01/46)	17,761	13,866,855
4.50%, 02/01/45 (Call 08/01/44)(a)	19,989	16,526,505
4.60%, 09/01/35 (Call 03/01/35)	10,237	9,236,121
4.75%, 03/01/46 (Call 09/01/45)(a)	26,934	23,071,864
4.80%, 04/01/44 (Call 10/01/43)	20,048	17,244,780
5.65%, 12/01/41 (Call 06/01/41)	10,557	10,118,530
Regeneron Pharmaceuticals Inc. 1.75%, 09/15/30 (Call 06/15/30)	17,739	13,370,931
2.80%, 09/15/50 (Call 03/15/50)(a)	8,225	4,819,509
Royalty Pharma PLC 1.75%, 09/02/27 (Call 07/02/27)(a)	11,006	9,071,871
2.20%, 09/02/30 (Call 06/02/30)	12,740	9,652,353
3.30%, 09/02/40 (Call 03/02/40)	13,033	8,657,445
3.55%, 09/02/50 (Call 03/02/50)(a)	11,583	7,099,923

		555,671,131

Building Materials — 0.2%
Carrier Global Corp. 2.49%, 02/15/27 (Call 12/15/26)(a)	7,096	6,249,904
2.70%, 02/15/31 (Call 11/15/30)(a)	10,181	8,146,951
2.72%, 02/15/30 (Call 11/15/29)(a)	25,798	21,173,920
3.38%, 04/05/40 (Call 10/05/39)(a)	19,290	13,773,500
3.58%, 04/05/50 (Call 10/05/49)(a)	20,602	13,833,664
Martin Marietta Materials Inc. 2.40%, 07/15/31 (Call 04/15/31)(a)	13,242	10,148,445
3.20%, 07/15/51 (Call 01/15/51)	8,862	5,533,423

		78,859,807

Chemicals — 1.1%
Air Products and Chemicals Inc. 2.05%, 05/15/30 (Call 02/15/30)(a)	12,485	10,084,715
2.70%, 05/15/40 (Call 11/15/39)	7,315	5,070,806
2.80%, 05/15/50 (Call 11/15/49)(a)	12,835	8,205,518
Celanese U.S. Holdings LLC 6.17%, 07/15/27 (Call 06/15/27)	24,786	23,384,582
6.33%, 07/15/29 (Call 05/15/29)	7,253	6,738,618
6.38%, 07/15/32 (Call 04/15/32)(a)	12,769	11,596,340

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
CF Industries Inc. 4.95%, 06/01/43	$11,211	$9,042,789
5.15%, 03/15/34(a)	10,445	9,422,831
5.38%, 03/15/44	8,082	6,862,775
Dow Chemical Co. (The) 2.10%, 11/15/30 (Call 08/15/30)(a)	7,479	5,710,590
3.60%, 11/15/50 (Call 05/15/50)(a)	11,506	7,511,386
4.38%, 11/15/42 (Call 05/15/42)(a)	11,712	8,952,551
5.25%, 11/15/41 (Call 05/15/41)(a)	10,929	9,433,713
5.55%, 11/30/48 (Call 05/30/48)	10,582	9,181,992
6.90%, 05/15/53	2,224	2,250,722
7.38%, 11/01/29(a)	13,843	14,978,512
DuPont de Nemours Inc. 4.49%, 11/15/25 (Call 09/15/25)(a)	16,074	15,729,762
4.73%, 11/15/28 (Call 08/15/28)(a)	28,690	27,430,457
5.32%, 11/15/38 (Call 05/15/38)(a)	20,748	18,859,849
5.42%, 11/15/48 (Call 05/15/48)(a)	21,870	19,168,670
Eastman Chemical Co., 4.65%, 10/15/44
(Call 04/15/44)	11,721	8,877,918
Ecolab Inc. 2.70%, 11/01/26 (Call 08/01/26)(a)	4,721	4,319,239
2.70%, 12/15/51 (Call 06/15/51)(a)	12,224	7,363,618
International Flavors & Fragrances Inc.,
5.00%,09/26/48 (Call 03/26/48)(a)	5,575	4,455,836
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)(a)	13,198	10,333,494
5.25%, 07/15/43(a)	7,987	6,562,747
LYB International Finance III LLC 3.38%, 10/01/40 (Call 04/01/40)(a)	10,080	6,710,241
3.63%, 04/01/51 (Call 10/01/50)(a)	11,115	6,928,595
4.20%, 10/15/49 (Call 04/15/49)(a)	10,854	7,489,408
4.20%, 05/01/50 (Call 11/01/49)	12,147	8,366,125
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	11,507	8,202,978
Nutrien Ltd. 4.20%, 04/01/29 (Call 01/01/29)	9,354	8,564,272
5.00%, 04/01/49 (Call 10/01/48)(a)	8,208	6,972,140
Sherwin-Williams Co. (The) 2.95%, 08/15/29 (Call 05/15/29)(a)	10,668	9,042,140
3.45%, 06/01/27 (Call 03/01/27)(a)	15,931	14,637,653
4.50%, 06/01/47 (Call 12/01/46)(a)	15,273	12,041,340
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	6,765	6,233,408

		366,718,330

Commercial Services — 0.8%
Automatic Data Processing Inc. 1.25%, 09/01/30 (Call 06/01/30)(a)	14,850	11,352,323
1.70%, 05/15/28 (Call 03/15/28)	9,599	8,160,921
Equifax Inc. 2.35%, 09/15/31 (Call 06/15/31)(a)	13,206	9,763,299
5.10%, 12/15/27 (Call 11/15/27)	10,170	9,800,922
Global Payments Inc. 1.20%, 03/01/26 (Call 02/01/26)	12,840	10,953,509
2.15%, 01/15/27 (Call 12/15/26)(a)	11,359	9,691,602
2.90%, 05/15/30 (Call 02/15/30)(a)	11,948	9,524,868
2.90%, 11/15/31 (Call 08/15/31)	11,379	8,699,022
3.20%, 08/15/29 (Call 05/15/29)(a)	16,855	14,003,225
4.15%, 08/15/49 (Call 02/15/49)(a)	7,621	5,146,043
4.80%, 04/01/26 (Call 01/01/26)(a)	8,886	8,516,274
5.40%, 08/15/32 (Call 05/15/32)	4,830	4,457,406
5.95%, 08/15/52 (Call 02/15/52)	8,768	7,574,642

Security	Par (000)	Value

Commercial Services (continued)
Massachusetts Institute of Technology, 5.60%, 07/01/2111	$7,626	$7,240,936
PayPal Holdings Inc. 2.30%, 06/01/30 (Call 03/01/30)(a)	13,700	11,050,282
2.65%, 10/01/26 (Call 08/01/26)	11,680	10,659,077
2.85%, 10/01/29 (Call 07/01/29)	17,496	14,884,050
3.25%, 06/01/50 (Call 12/01/49)(a)	10,908	7,103,155
4.40%, 06/01/32 (Call 03/01/32)(a)	12,584	11,539,298
5.05%, 06/01/52 (Call 12/01/51)(a)	12,362	10,705,700
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	15,434	12,164,690
RELX Capital Inc. 3.00%, 05/22/30 (Call 02/22/30)(a)	9,841	8,189,370
4.00%, 03/18/29 (Call 12/18/28)	10,764	9,783,466
S&P Global Inc. 2.45%, 03/01/27 (Call 02/01/27)(a)(c)	15,166	13,585,286
2.70%, 03/01/29 (Call 01/01/29)(a)(c)	19,146	16,410,115
2.90%, 03/01/32 (Call 12/01/31)(a)(c)	19,385	15,924,820
3.70%, 03/01/52 (Call 09/01/51)(a)(c)	14,384	10,477,615
4.25%, 05/01/29 (Call 02/01/29)(a)(c)	10,630	9,912,575

		287,274,491

Computers — 3.2%
Apple Inc. 0.70%, 02/08/26 (Call 01/08/26)	22,494	19,700,511
1.25%, 08/20/30 (Call 05/20/30)	14,795	11,360,693
1.40%, 08/05/28 (Call 06/05/28)	19,627	16,256,854
1.65%, 05/11/30 (Call 02/11/30)	19,292	15,417,802
1.65%, 02/08/31 (Call 11/08/30)	34,316	26,874,912
1.70%, 08/05/31 (Call 05/05/31)(a)	13,525	10,499,409
2.05%, 09/11/26 (Call 07/11/26)	22,990	20,785,452
2.20%, 09/11/29 (Call 06/11/29)(a)	19,107	16,142,774
2.38%, 02/08/41 (Call 08/08/40)(a)	16,044	10,761,410
2.40%, 08/20/50 (Call 02/20/50)	16,080	9,517,538
2.45%, 08/04/26 (Call 05/04/26)	24,274	22,338,967
2.55%, 08/20/60 (Call 02/20/60)(a)	19,475	11,128,257
2.65%, 05/11/50 (Call 11/11/49)	27,944	17,506,388
2.65%, 02/08/51 (Call 08/08/50)(a)	33,686	20,852,756
2.70%, 08/05/51 (Call 02/05/51)(a)	19,927	12,501,554
2.80%, 02/08/61 (Call 08/08/60)	22,540	13,348,278
2.85%, 08/05/61 (Call 02/05/61)	15,718	9,405,282
2.90%, 09/12/27 (Call 06/12/27)(a)	16,539	15,179,211
2.95%, 09/11/49 (Call 03/11/49)(a)	17,268	11,629,925
3.00%, 06/20/27 (Call 03/20/27)(a)	10,240	9,542,270
3.00%, 11/13/27 (Call 08/13/27)(a)	12,566	11,616,992
3.20%, 05/11/27 (Call 02/11/27)(a)	21,295	19,948,458
3.25%, 02/23/26 (Call 11/23/25)(a)	30,768	29,309,501
3.25%, 08/08/29 (Call 06/08/29)	19,269	17,529,601
3.35%, 02/09/27 (Call 11/09/26)(a)	24,502	23,235,060
3.35%, 08/08/32 (Call 05/08/32)(a)	19,719	17,362,136
3.45%, 02/09/45(a)	22,636	17,146,086
3.75%, 09/12/47 (Call 03/12/47)	10,510	8,245,077
3.75%, 11/13/47 (Call 05/13/47)	13,689	10,742,096
3.85%, 05/04/43(a)	34,501	28,077,804
3.85%, 08/04/46 (Call 02/04/46)	22,012	17,578,876
3.95%, 08/08/52 (Call 02/08/52)	21,214	16,819,762
4.10%, 08/08/62 (Call 02/08/62)	19,115	14,871,153
4.25%, 02/09/47 (Call 08/09/46)(a)	10,647	9,135,740
4.38%, 05/13/45(a)	23,305	20,295,327
4.45%, 05/06/44	9,173	8,193,013
4.50%, 02/23/36 (Call 08/23/35)(a)	12,471	11,914,399
4.65%, 02/23/46 (Call 08/23/45)(a)	46,358	41,695,804

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp. 3.38%, 12/15/41 (Call 06/15/41)(a)(c)	$13,023	$8,069,152
3.45%, 12/15/51 (Call 06/15/51)(a)(c)	12,736	7,212,064
4.90%, 10/01/26 (Call 08/01/26)	20,247	19,433,449
5.30%, 10/01/29 (Call 07/01/29)	19,882	18,601,939
6.02%, 06/15/26 (Call 03/15/26)(a)	46,385	46,299,754
6.20%, 07/15/30 (Call 04/15/30)(a)	7,136	6,984,314
8.10%, 07/15/36 (Call 01/15/36)	14,723	15,613,855
8.35%, 07/15/46 (Call 01/15/46)(a)	10,952	11,619,576
Hewlett Packard Enterprise Co. 1.75%, 04/01/26 (Call 03/01/26)(a)	6,403	5,666,396
6.20%, 10/15/35 (Call 04/15/35)(a)	10,016	9,678,017
6.35%, 10/15/45 (Call 04/15/45)(a)	18,050	16,307,731
HP Inc. 1.45%, 06/17/26 (Call 05/17/26)(a)	10,651	9,111,834
2.65%, 06/17/31 (Call 03/17/31)	12,412	9,100,591
3.00%, 06/17/27 (Call 04/17/27)(a)	11,430	10,065,188
3.40%, 06/17/30 (Call 03/17/30)(a)	6,258	5,095,905
4.00%, 04/15/29 (Call 02/15/29)(a)	12,903	11,294,889
4.20%, 04/15/32 (Call 01/15/32)	14,130	11,540,540
4.75%, 01/15/28 (Call 12/15/27)(a)	9,882	9,230,168
5.50%, 01/15/33 (Call 10/15/32)(a)	11,490	10,222,617
6.00%, 09/15/41(a)	14,980	13,319,776
International Business Machines Corp. 1.70%, 05/15/27 (Call 03/15/27)(a)	14,806	12,719,515
1.95%, 05/15/30 (Call 02/15/30)	7,949	6,263,930
2.95%, 05/15/50 (Call 11/15/49)(a)	10,337	6,272,656
3.30%, 05/15/26(a)	30,656	28,747,952
3.45%, 02/19/26(a)	14,597	13,848,621
3.50%, 05/15/29	34,729	31,021,759
4.00%, 06/20/42(a)	11,426	8,806,409
4.15%, 07/27/27 (Call 06/27/27)(a)	14,629	13,975,408
4.15%, 05/15/39	21,823	17,757,340
4.25%, 05/15/49(a)	32,220	24,947,891
4.40%, 07/27/32 (Call 04/27/32)(a)	17,506	16,001,146
4.90%, 07/27/52 (Call 01/27/52)(a)	11,493	9,683,641
Leidos Inc. 2.30%, 02/15/31 (Call 11/15/30)	13,183	9,748,263
4.38%, 05/15/30 (Call 02/15/30)	6,136	5,350,776
Western Digital Corp., 4.75%, 02/15/26
(Call 11/15/25)(a)	17,794	16,447,026

		1,100,527,216

Cosmetics & Personal Care — 0.5%
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27	21,571	19,508,954
3.38%, 03/24/29	10,457	9,119,650
3.63%, 03/24/32	21,242	17,895,944
4.00%, 03/24/52	10,175	7,295,158
Procter & Gamble Co. (The) 1.00%, 04/23/26(a)	10,237	9,054,987
1.20%, 10/29/30	21,262	16,211,050
1.90%, 02/01/27(a)	8,661	7,765,922
1.95%, 04/23/31(a)	9,528	7,666,121
2.30%, 02/01/32(a)	7,430	6,118,413
2.45%, 11/03/26(a)	12,609	11,619,712
2.85%, 08/11/27(a)	9,541	8,781,803
3.00%, 03/25/30(a)	20,266	18,079,124
Unilever Capital Corp. 1.75%, 08/12/31 (Call 05/12/31)(a)	12,504	9,518,628
2.13%, 09/06/29 (Call 06/06/29)(a)	10,176	8,397,356

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.90%, 05/05/27 (Call 02/05/27)(a)	$11,214	$10,246,337
3.50%, 03/22/28 (Call 12/22/27)(a)	13,145	12,124,105
5.90%, 11/15/32(a)	11,356	11,820,289

		191,223,553

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	4,354	3,712,325
2.45%, 10/29/26 (Call 09/29/26)(a)	42,018	35,544,640
3.00%, 10/29/28 (Call 08/29/28)	45,434	36,689,550
3.30%, 01/30/32 (Call 10/30/31)(a)	40,342	30,209,849
3.40%, 10/29/33 (Call 07/29/33)	21,945	15,832,995
3.65%, 07/21/27 (Call 04/21/27)	14,089	12,251,390
3.85%, 10/29/41 (Call 04/29/41)(a)	18,340	12,158,087
Air Lease Corp. 1.88%, 08/15/26 (Call 07/15/26)(a)	17,364	14,565,008
2.20%, 01/15/27 (Call 12/15/26)(a)	12,446	10,411,318
2.88%, 01/15/26 (Call 12/15/25)(a)	8,348	7,422,457
2.88%, 01/15/32 (Call 10/15/31)	8,353	6,218,419
3.13%, 12/01/30 (Call 09/01/30)(a)	11,592	8,993,497
3.75%, 06/01/26 (Call 04/01/26)	12,087	10,958,379
Ally Financial Inc. 2.20%, 11/02/28 (Call 09/02/28)(a)	9,463	7,275,533
4.75%, 06/09/27 (Call 05/09/27)(a)	9,886	9,022,754
8.00%, 11/01/31(a)	22,318	22,858,319
American Express Co. 1.65%, 11/04/26 (Call 10/04/26)(a)	14,498	12,470,289
2.55%, 03/04/27 (Call 02/01/27)	29,517	25,933,438
3.13%, 05/20/26 (Call 04/20/26)(a)	16,396	15,174,352
3.30%, 05/03/27 (Call 04/03/27)(a)	10,100	9,143,622
4.05%, 05/03/29 (Call 03/03/29)(a)	8,402	7,578,407
4.05%, 12/03/42(a)	10,438	8,023,992
4.20%, 11/06/25 (Call 10/06/25)(a)	4,382	4,244,305
5.85%, 11/05/27	4,960	4,956,429
Brookfield Finance Inc. 3.50%, 03/30/51 (Call 09/30/50)	8,992	5,374,196
3.90%, 01/25/28 (Call 10/25/27)(a)	12,560	11,244,717
4.35%, 04/15/30 (Call 01/15/30)(a)	11,087	9,748,826
4.70%, 09/20/47 (Call 03/20/47)	10,212	7,621,494
4.85%, 03/29/29 (Call 12/29/28)	13,393	12,364,094
Capital One Financial Corp. 3.65%, 05/11/27 (Call 04/11/27)(a)	14,550	13,195,724
3.75%, 07/28/26 (Call 06/28/26)(a)	20,349	18,601,235
3.75%, 03/09/27 (Call 02/09/27)(a)	17,271	15,737,283
3.80%, 01/31/28 (Call 12/31/27)	14,028	12,537,849
Charles Schwab Corp. (The) 0.90%, 03/11/26 (Call 02/11/26)(a)	12,322	10,663,796
1.15%, 05/13/26 (Call 04/13/26)	7,998	6,933,650
1.65%, 03/11/31 (Call 12/11/30)(a)	9,808	7,267,854
1.95%, 12/01/31 (Call 09/01/31)	11,787	8,811,305
2.00%, 03/20/28 (Call 01/20/28)(a)	16,457	14,029,653
2.30%, 05/13/31 (Call 02/13/31)(a)	12,619	9,861,171
2.45%, 03/03/27 (Call 02/03/27)	19,780	17,646,759
2.90%, 03/03/32 (Call 12/03/31)	12,695	10,297,895
CME Group Inc. 2.65%, 03/15/32 (Call 12/15/31)	11,367	9,138,444
5.30%, 09/15/43 (Call 03/15/43)(a)	11,344	10,777,502
Discover Financial Services, 4.10%, 02/09/27
(Call 11/09/26)	13,394	12,182,260

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc. 1.85%, 09/15/32 (Call 06/15/32)(a)	$21,737	$15,723,798
2.10%, 06/15/30 (Call 03/15/30)	14,310	11,328,625
2.65%, 09/15/40 (Call 03/15/40)(a)	16,684	10,923,520
3.00%, 06/15/50 (Call 12/15/49)(a)	14,902	9,313,476
3.00%, 09/15/60 (Call 03/15/60)(a)	16,224	9,429,392
3.75%, 12/01/25 (Call 09/01/25)(a)	8,709	8,359,446
4.00%, 09/15/27 (Call 08/15/27)(a)	22,076	20,913,425
4.25%, 09/21/48 (Call 03/21/48)	14,037	10,916,071
4.35%, 06/15/29 (Call 04/15/29)(a)	13,945	13,192,737
4.60%, 03/15/33 (Call 12/15/32)(a)	18,964	17,390,460
4.95%, 06/15/52 (Call 12/15/51)(a)	19,229	16,687,828
5.20%, 06/15/62 (Call 12/15/61)(a)	10,580	9,426,316
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	8,176	5,796,518
4.15%, 01/23/30(a)	16,199	13,698,113
4.85%, 01/15/27(a)	12,537	11,762,751
Mastercard Inc. 2.00%, 11/18/31 (Call 08/18/31)	10,250	8,054,501
2.95%, 11/21/26 (Call 08/21/26)(a)	6,444	5,986,589
2.95%, 06/01/29 (Call 03/01/29)(a)	13,223	11,707,451
3.30%, 03/26/27 (Call 01/26/27)	12,303	11,525,821
3.35%, 03/26/30 (Call 12/26/29)(a)	19,045	17,104,619
3.65%, 06/01/49 (Call 12/01/48)	10,271	7,791,756
3.85%, 03/26/50 (Call 09/26/49)(a)	17,343	13,590,375
Nomura Holdings Inc. 1.65%, 07/14/26(a)	14,074	11,955,942
2.17%, 07/14/28(a)	14,832	11,727,484
2.33%, 01/22/27(a)	17,166	14,628,010
2.61%, 07/14/31	14,032	10,193,082
2.68%, 07/16/30(a)	13,299	10,008,044
3.00%, 01/22/32	9,097	6,753,827
3.10%, 01/16/30(a)	18,175	14,327,047
Raymond James Financial Inc. 3.75%, 04/01/51 (Call 10/01/50)	9,697	6,611,525
4.95%, 07/15/46	9,672	8,217,116
Synchrony Financial 2.88%, 10/28/31 (Call 07/28/31)(a)	5,671	3,992,111
3.95%, 12/01/27 (Call 09/01/27)(a)	8,611	7,405,733
Visa Inc. 1.10%, 02/15/31 (Call 11/15/30)	10,909	8,145,407
1.90%, 04/15/27 (Call 02/15/27)(a)	18,864	16,633,547
2.00%, 08/15/50 (Call 02/15/50)(a)	17,755	9,836,140
2.05%, 04/15/30 (Call 01/15/30)(a)	15,686	12,929,847
2.70%, 04/15/40 (Call 10/15/39)(a)	11,659	8,268,429
2.75%, 09/15/27 (Call 06/15/27)(a)	9,001	8,171,321
3.15%, 12/14/25 (Call 09/14/25)	37,358	35,601,778
3.65%, 09/15/47 (Call 03/15/47)	9,227	7,014,462
4.15%, 12/14/35 (Call 06/14/35)(a)	16,575	14,947,791
4.30%, 12/14/45 (Call 06/14/45)(a)	40,244	34,255,970

		1,077,933,262

Electric — 2.8%
AES Corp. (The) 1.38%, 01/15/26 (Call 12/15/25)	2,062	1,782,365
2.45%, 01/15/31 (Call 10/15/30)	15,346	11,604,906
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	6,434	5,459,944
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)(a)	10,690	9,359,789
Berkshire Hathaway Energy Co. 2.85%, 05/15/51 (Call 11/15/50)(a)	19,324	11,594,680

Security	Par (000)	Value

Electric (continued)
3.70%, 07/15/30 (Call 04/15/30)	$11,298	$10,113,840
3.80%, 07/15/48 (Call 01/15/48)	7,750	5,655,404
4.25%, 10/15/50 (Call 04/15/50)(a)	9,546	7,408,363
4.45%, 01/15/49 (Call 07/15/48)	11,976	9,630,532
4.50%, 02/01/45 (Call 08/01/44)	8,161	6,638,679
4.60%, 05/01/53 (Call 11/01/52)(a)(c)	13,504	11,118,148
5.15%, 11/15/43 (Call 05/15/43)	7,497	6,621,745
6.13%, 04/01/36	16,920	17,148,049
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)(a)	8,395	6,450,928
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	7,391	5,762,497
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	12,008	9,457,972
3.60%, 06/15/61 (Call 12/15/60)(a)	11,623	7,696,254
4.45%, 03/15/44 (Call 09/15/43)(a)	9,681	7,763,729
4.63%, 12/01/54 (Call 06/01/54)(a)	7,468	5,931,060
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	9,072	6,716,891
Constellation Energy Generation LLC 5.60%, 06/15/42 (Call 12/15/41)	7,393	6,482,626
6.25%, 10/01/39(a)	12,441	11,960,888
Dominion Energy Inc.
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	16,171	12,463,561
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	16,449	14,111,114
Duke Energy Carolinas LLC 3.20%, 08/15/49 (Call 02/15/49)	6,046	3,972,274
5.30%, 02/15/40	8,658	8,068,283
Duke Energy Corp. 2.45%, 06/01/30 (Call 03/01/30)(a)	9,085	7,241,524
2.55%, 06/15/31 (Call 03/15/31)(a)	12,357	9,675,745
2.65%, 09/01/26 (Call 06/01/26)(a)	11,385	10,293,259
3.15%, 08/15/27 (Call 05/15/27)	5,897	5,315,047
3.30%, 06/15/41 (Call 12/15/40)(a)	8,226	5,587,802
3.50%, 06/15/51 (Call 12/15/50)(a)	7,981	5,194,400
3.75%, 09/01/46 (Call 03/01/46)	16,989	11,683,162
4.30%, 03/15/28 (Call 02/15/28)(a)	9,937	9,321,601
4.50%, 08/15/32 (Call 05/15/32)	15,699	14,155,281
5.00%, 08/15/52 (Call 02/15/52)(a)	14,656	12,102,895
Duke Energy Florida LLC, 6.40%, 06/15/38	10,524	10,921,577
Emera U.S. Finance LP 3.55%, 06/15/26 (Call 03/15/26)(a)	8,671	8,003,875
4.75%, 06/15/46 (Call 12/15/45)(a)	12,764	9,500,001
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	13,261	12,056,987
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)(a)	9,881	7,625,453
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	7,225	5,958,359
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)(a)	9,584	8,959,536
4.05%, 04/15/30 (Call 01/15/30)	15,006	13,455,678
4.45%, 04/15/46 (Call 10/15/45)	8,421	6,600,234
4.70%, 04/15/50 (Call 10/15/49)(a)	9,328	7,513,478
Florida Power & Light Co. 2.45%, 02/03/32 (Call 11/03/31)(a)	18,339	14,752,986
2.88%, 12/04/51 (Call 06/04/51)(a)	13,107	8,343,900
3.15%, 10/01/49 (Call 04/01/49)	11,062	7,441,503
3.95%, 03/01/48 (Call 09/01/47)	10,852	8,442,624
Georgia Power Co. 4.30%, 03/15/42(a)	14,611	11,771,506
5.13%, 05/15/52 (Call 11/15/51)(a)	9,356	8,383,530
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	10,811	6,952,664

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
MidAmerican Energy Co. 3.65%, 04/15/29 (Call 01/15/29)(a)	$8,270	$7,537,078
4.25%, 07/15/49 (Call 01/15/49)	9,738	7,771,049
NextEra Energy Capital Holdings Inc. 1.88%, 01/15/27 (Call 12/15/26)	11,850	10,328,027
1.90%, 06/15/28 (Call 04/15/28)	18,004	14,871,509
2.25%, 06/01/30 (Call 03/01/30)(a)	26,454	20,991,381
2.44%, 01/15/32 (Call 10/15/31)(a)	13,267	10,237,794
2.75%, 11/01/29 (Call 08/01/29)	9,901	8,278,099
3.55%, 05/01/27 (Call 02/01/27)(a)	17,320	15,940,166
4.63%, 07/15/27 (Call 06/15/27)(a)	14,111	13,564,900
5.00%, 07/15/32 (Call 04/15/32)(a)	14,298	13,608,633
Pacific Gas and Electric Co. 2.10%, 08/01/27 (Call 06/01/27)(a)	9,760	8,023,647
2.50%, 02/01/31 (Call 11/01/30)(a)	19,770	14,747,433
3.00%, 06/15/28 (Call 04/15/28)(a)	7,816	6,443,720
3.15%, 01/01/26(a)	16,097	14,507,940
3.25%, 06/01/31 (Call 03/01/31)(a)	6,249	4,865,457
3.30%, 12/01/27 (Call 09/01/27)(a)	13,777	11,672,273
3.30%, 08/01/40 (Call 02/01/40)(a)	12,086	7,867,105
3.50%, 08/01/50 (Call 02/01/50)(a)	19,112	11,667,876
3.75%, 07/01/28(a)	8,995	7,662,952
3.95%, 12/01/47 (Call 06/01/47)(a)	9,783	6,418,687
4.50%, 07/01/40 (Call 01/01/40)	21,821	16,172,166
4.55%, 07/01/30 (Call 01/01/30)(a)	34,524	30,270,642
4.95%, 07/01/50 (Call 01/01/50)	35,365	26,385,307
PacifiCorp, 2.90%, 06/15/52 (Call 12/15/51)	11,599	7,068,355
Public Service Co. of Colorado, 1.88%, 06/15/31
(Call 12/15/30)	6,184	4,759,512
Public Service Enterprise Group Inc., 2.45%, 11/15/31
(Call 08/15/31)(a)	10,629	8,128,172
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	9,206	7,026,233
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	10,041	6,319,211
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)(a)	11,747	10,620,157
3.40%, 02/01/28 (Call 11/01/27)	12,168	10,854,410
3.80%, 02/01/38 (Call 08/01/37)	11,505	8,730,412
4.00%, 02/01/48 (Call 08/01/47)	9,140	6,500,610
6.00%, 10/15/39(a)	7,602	7,220,032
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)(a)	14,574	9,783,159
4.00%, 04/01/47 (Call 10/01/46)(a)	20,212	14,489,126
4.65%, 10/01/43 (Call 04/01/43)(a)	9,369	7,561,721
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	4,372	2,570,058
Series C, 4.13%, 03/01/48 (Call 09/01/47)	14,692	10,683,859
Southern Co. (The) 3.25%, 07/01/26 (Call 04/01/26)(a)	18,174	16,811,739
4.40%, 07/01/46 (Call 01/01/46)	18,240	14,155,172
Series A, 3.70%, 04/30/30 (Call 01/30/30)	13,051	11,392,254
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)(b)	14,886	12,984,314
Virginia Electric & Power Co. 2.45%, 12/15/50 (Call 06/15/50)(a)	10,545	5,892,313
2.95%, 11/15/51 (Call 05/15/51)	10,002	6,194,908
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,472	4,180,443
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	11,002	10,218,244

		962,207,383

Electrical Components & Equipment — 0.1%
Emerson Electric Co. 0.88%, 10/15/26 (Call 09/15/26)(a)	8,671	7,403,245

Security	Par (000)	Value

Electrical Components & Equipment (continued)
2.00%, 12/21/28 (Call 10/21/28)(a)	$15,173	$12,643,236
2.20%, 12/21/31 (Call 09/21/31)(a)	9,543	7,497,910
2.80%, 12/21/51 (Call 06/21/51)	13,535	8,315,336

		35,859,727

Electronics — 0.3%
Amphenol Corp. 2.20%, 09/15/31 (Call 06/15/31)	5,902	4,506,848
2.80%, 02/15/30 (Call 11/15/29)	12,234	10,162,513
Honeywell International Inc. 1.10%, 03/01/27 (Call 02/01/27)(a)	11,086	9,489,630
1.75%, 09/01/31 (Call 06/01/31)(a)	14,526	11,231,666
1.95%, 06/01/30 (Call 03/01/30)(a)	14,220	11,524,396
2.50%, 11/01/26 (Call 08/01/26)(a)	17,618	16,114,672
2.70%, 08/15/29 (Call 05/15/29)	10,521	9,157,607
2.80%, 06/01/50 (Call 12/01/49)(a)	6,132	4,123,098
5.00%, 02/15/33	16,000	15,842,880

		92,153,310

Entertainment — 0.6%
Magallanes Inc. 3.76%, 03/15/27 (Call 02/15/27)(a)(c)	45,555	40,499,447
4.05%, 03/15/29 (Call 01/15/29)(a)(c)	16,709	14,139,632
4.28%, 03/15/32 (Call 12/15/31)(a)(c)	52,874	42,651,949
5.05%, 03/15/42 (Call 09/15/41)(c)	47,492	34,649,379
5.14%, 03/15/52 (Call 09/15/51)(c)	74,064	51,684,400
5.39%, 03/15/62 (Call 09/15/61)(c)	29,441	20,547,928

		204,172,735

Environmental Control — 0.2%
Republic Services Inc. 1.75%, 02/15/32 (Call 11/15/31)(a)	7,645	5,668,148
3.95%, 05/15/28 (Call 02/15/28)	8,370	7,778,039
Waste Connections Inc. 2.95%, 01/15/52 (Call 07/15/51)	10,837	6,727,933
4.20%, 01/15/33 (Call 10/15/32)	9,520	8,595,570
Waste Management Inc. 1.50%, 03/15/31 (Call 12/15/30)(a)	17,322	13,132,861
3.15%, 11/15/27 (Call 08/15/27)(a)	6,354	5,793,475
4.15%, 04/15/32 (Call 01/15/32)(a)	11,757	10,813,262

		58,509,288

Food — 1.3%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	10,447	9,798,647
Conagra Brands Inc. 1.38%, 11/01/27 (Call 09/01/27)	11,023	8,900,109
4.60%, 11/01/25 (Call 09/01/25)(a)	5,789	5,623,334
4.85%, 11/01/28 (Call 08/01/28)(a)	19,108	18,042,622
5.30%, 11/01/38 (Call 05/01/38)	8,686	7,587,138
5.40%, 11/01/48 (Call 05/01/48)(a)	14,257	12,243,608
Diageo Capital PLC, 5.50%, 01/24/33	4,936	4,976,179
General Mills Inc. 2.88%, 04/15/30 (Call 01/15/30)(a)	10,359	8,729,244
3.20%, 02/10/27 (Call 11/10/26)(a)	7,197	6,659,273
4.20%, 04/17/28 (Call 01/17/28)(a)	17,851	16,895,861
Hormel Foods Corp. 1.70%, 06/03/28 (Call 04/03/28)(a)	9,166	7,715,858
1.80%, 06/11/30 (Call 03/11/30)(a)	12,231	9,709,138
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc. 2.50%, 01/15/27 (Call 12/15/26)(c)	7,384	6,304,090
3.63%, 01/15/32 (Call 01/15/27)(a)(c)	6,049	4,736,570
Kellogg Co., 3.25%, 04/01/26(a)	4,288	4,015,570

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)(a)	$18,846	$17,342,560
3.88%, 05/15/27 (Call 02/15/27)(a)	13,302	12,414,624
4.38%, 06/01/46 (Call 12/01/45)(a)	37,034	28,936,916
4.88%, 10/01/49 (Call 04/01/49)(a)	17,597	14,620,467
5.00%, 06/04/42(a)	18,233	15,688,063
5.20%, 07/15/45 (Call 01/15/45)(a)	23,511	20,543,912
5.50%, 06/01/50 (Call 12/01/49)(a)	8,922	8,149,411
6.88%, 01/26/39	10,128	10,449,249
Kroger Co. (The) 2.65%, 10/15/26 (Call 07/15/26)	9,616	8,610,257
3.95%, 01/15/50 (Call 07/15/49)(a)	6,893	4,983,591
4.45%, 02/01/47 (Call 08/01/46)(a)	11,597	9,135,492
McCormick & Co. Inc./MD, 3.40%, 08/15/27
(Call 05/15/27)	9,129	8,302,501
Mondelez International Inc. 2.63%, 03/17/27 (Call 02/17/27)	5,735	5,108,015
2.63%, 09/04/50 (Call 03/04/50)	12,356	7,215,421
2.75%, 04/13/30 (Call 01/13/30)(a)	11,722	9,745,258
3.00%, 03/17/32 (Call 12/17/31)	10,343	8,458,073
Sysco Corp. 3.15%, 12/14/51 (Call 06/14/51)(a)	12,106	7,523,234
3.25%, 07/15/27 (Call 04/15/27)(a)	8,531	7,716,627
3.30%, 07/15/26 (Call 04/15/26)(a)	12,565	11,621,845
5.95%, 04/01/30 (Call 01/01/30)(a)	14,181	14,410,636
6.60%, 04/01/50 (Call 10/01/49)(a)	12,629	12,959,423
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)(a)	14,997	13,808,377
4.00%, 03/01/26 (Call 01/01/26)(a)	10,204	9,754,279
4.35%, 03/01/29 (Call 12/01/28)(a)	15,631	14,648,531
4.55%, 06/02/47 (Call 12/02/46)(a)	10,864	8,845,231
5.10%, 09/28/48 (Call 03/28/48)(a)	17,075	15,007,834

		437,937,068

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44
(Call 04/15/44)(a)	6,062	4,689,564
NiSource Inc. 1.70%, 02/15/31 (Call 11/15/30)(a)	11,404	8,358,389
2.95%, 09/01/29 (Call 06/01/29)(a)	10,668	8,937,351
3.49%, 05/15/27 (Call 02/15/27)(a)	13,227	12,094,499
3.60%, 05/01/30 (Call 02/01/30)	11,450	9,872,250
3.95%, 03/30/48 (Call 09/30/47)(a)	7,856	5,641,859
4.38%, 05/15/47 (Call 11/15/46)(a)	12,621	9,709,243
4.80%, 02/15/44 (Call 08/15/43)	6,783	5,534,701

		64,837,856

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	12,702	10,174,501
2.75%, 11/15/50 (Call 05/15/50)	9,542	5,431,673

		15,606,174

Health Care - Products — 0.9%
Abbott Laboratories 3.75%, 11/30/26 (Call 08/30/26)(a)	19,022	18,242,790
4.75%, 11/30/36 (Call 05/30/36)(a)	15,008	14,333,308
4.90%, 11/30/46 (Call 05/30/46)	38,398	35,770,770
Baxter International Inc. 1.92%, 02/01/27 (Call 01/01/27)	18,543	15,937,987
2.27%, 12/01/28 (Call 10/01/28)(a)	15,442	12,695,579
2.54%, 02/01/32 (Call 11/01/31)(a)	20,645	15,751,260

Security	Par (000)	Value

Health Care - Products (continued)
2.60%, 08/15/26 (Call 05/15/26)(a)	$6,348	$5,704,637
3.13%, 12/01/51 (Call 06/01/51)	11,101	6,747,264
Boston Scientific Corp., 2.65%, 06/01/30
(Call 03/01/30)(a)	12,999	10,719,533
Danaher Corp. 2.60%, 10/01/50 (Call 04/01/50)	11,946	7,177,123
2.80%, 12/10/51 (Call 06/10/51)(a)	15,029	9,362,424
DH Europe Finance II Sarl 2.60%, 11/15/29 (Call 08/15/29)(a)	10,336	8,781,367
3.25%, 11/15/39 (Call 05/15/39)(a)	9,601	7,097,901
3.40%, 11/15/49 (Call 05/15/49)(a)	9,781	6,890,446
Medtronic Inc. 4.38%, 03/15/35	20,418	18,673,374
4.63%, 03/15/45(a)	21,451	18,799,832
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	11,898	9,993,603
Stryker Corp. 1.95%, 06/15/30 (Call 03/15/30)(a)	15,312	12,012,690
3.38%, 11/01/25 (Call 08/01/25)(a)	4,256	4,052,855
3.50%, 03/15/26 (Call 12/15/25)(a)	7,607	7,204,701
4.63%, 03/15/46 (Call 09/15/45)	12,810	10,776,313
Thermo Fisher Scientific Inc. 2.00%, 10/15/31 (Call 07/15/31)(a)	17,385	13,604,161
2.60%, 10/01/29 (Call 07/01/29)(a)	11,346	9,719,882
2.80%, 10/15/41 (Call 04/15/41)(a)	13,463	9,284,817
4.10%, 08/15/47 (Call 02/15/47)(a)	11,054	9,004,712
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31
(Call 08/24/31)(a)	11,476	8,874,021

		307,213,350

Health Care - Services — 2.9%
Aetna Inc. 3.88%, 08/15/47 (Call 02/15/47)(a)	11,103	7,984,762
6.63%, 06/15/36	12,506	12,574,901
Ascension Health 3.95%, 11/15/46	10,360	8,103,197
Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	11,880	9,884,800
Centene Corp. 2.45%, 07/15/28 (Call 05/15/28)	13,411	11,030,548
2.50%, 03/01/31 (Call 12/01/30)	14,065	10,777,447
2.63%, 08/01/31 (Call 05/01/31)	12,683	9,698,532
3.00%, 10/15/30 (Call 07/15/30)	12,916	10,381,752
3.38%, 02/15/30 (Call 02/15/25)	5,217	4,336,631
4.25%, 12/15/27 (Call 12/15/22)	14,115	13,021,088
4.63%, 12/15/29 (Call 12/15/24)	7,773	7,038,918
CommonSpirit Health 3.35%, 10/01/29 (Call 04/01/29)	6,887	5,774,432
4.19%, 10/01/49 (Call 04/01/49)	4,420	3,129,499
Elevance Health Inc. 1.50%, 03/15/26 (Call 02/15/26)(a)	7,090	6,255,440
2.25%, 05/15/30 (Call 02/15/30)	17,350	13,944,369
2.55%, 03/15/31 (Call 12/15/30)	7,932	6,389,497
2.88%, 09/15/29 (Call 06/15/29)	10,608	9,004,352
3.13%, 05/15/50 (Call 11/15/49)(a)	12,989	8,317,679
3.60%, 03/15/51 (Call 09/15/50)	12,376	8,691,979
3.65%, 12/01/27 (Call 09/01/27)	17,502	16,167,373
3.70%, 09/15/49 (Call 03/15/49)	8,875	6,333,723
4.10%, 03/01/28 (Call 12/01/27)	16,727	15,693,648
4.38%, 12/01/47 (Call 06/01/47)	15,187	12,196,403
4.55%, 03/01/48 (Call 09/01/47)	11,704	9,624,796
4.63%, 05/15/42	11,493	9,733,779
4.65%, 01/15/43(a)	10,677	8,979,553

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.65%, 08/15/44 (Call 02/15/44)(a)	$9,191	$7,676,345
6.10%, 10/15/52	1,995	2,026,630
HCA Inc. 2.38%, 07/15/31 (Call 04/15/31)(a)	9,385	6,989,876
3.13%, 03/15/27 (Call 02/15/27)(a)(c)	11,860	10,494,040
3.50%, 09/01/30 (Call 03/01/30)	30,314	25,113,524
3.50%, 07/15/51 (Call 01/15/51)(a)	15,694	9,722,850
3.63%, 03/15/32 (Call 12/15/31)(a)(c)	21,843	17,740,515
4.13%, 06/15/29 (Call 03/15/29)(a)	23,131	20,400,466
4.50%, 02/15/27 (Call 08/15/26)	14,137	13,239,580
4.63%, 03/15/52 (Call 09/15/51)(a)(c)	22,972	16,872,718
5.13%, 06/15/39 (Call 12/15/38)	11,844	9,848,147
5.25%, 06/15/26 (Call 12/15/25)(a)	14,535	14,094,043
5.25%, 06/15/49 (Call 12/15/48)(a)	22,604	18,322,158
5.38%, 09/01/26 (Call 03/01/26)(a)	10,237	9,955,552
5.50%, 06/15/47 (Call 12/15/46)	16,778	14,026,264
5.63%, 09/01/28 (Call 03/01/28)(a)	15,320	14,738,347
5.88%, 02/15/26 (Call 08/15/25)(a)	13,772	13,631,714
5.88%, 02/01/29 (Call 08/01/28)(a)	16,804	16,419,383
Humana Inc. 1.35%, 02/03/27 (Call 01/03/27)	7,615	6,383,111
2.15%, 02/03/32 (Call 11/03/31)(a)	15,264	11,475,474
3.70%, 03/23/29 (Call 02/23/29)	9,674	8,576,759
4.95%, 10/01/44 (Call 04/01/44)(a)	8,425	7,205,292
Kaiser Foundation Hospitals 4.15%, 05/01/47 (Call 11/01/46)(a)	11,468	9,034,303
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	9,680	6,401,799
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	14,817	9,904,988
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	11,714	7,220,630
Laboratory Corp. of America Holdings, 4.70%, 02/01/45
(Call 08/01/44)(a)	12,671	10,244,064
Quest Diagnostics Inc., 2.95%, 06/30/30
(Call 03/30/30)(a)	13,520	11,292,687
UnitedHealth Group Inc. 1.15%, 05/15/26 (Call 04/15/26)(a)	12,089	10,615,448
2.00%, 05/15/30	18,478	14,811,983
2.30%, 05/15/31 (Call 02/15/31)(a)	16,777	13,437,253
2.75%, 05/15/40 (Call 11/15/39)	16,219	11,132,918
2.88%, 08/15/29	13,408	11,606,576
2.90%, 05/15/50 (Call 11/15/49)	15,517	9,929,754
2.95%, 10/15/27(a)	12,633	11,395,147
3.05%, 05/15/41 (Call 11/15/40)	17,449	12,332,252
3.10%, 03/15/26(a)	8,494	7,993,587
3.13%, 05/15/60 (Call 11/15/59)(a)	9,641	5,973,148
3.25%, 05/15/51 (Call 11/15/50)	24,750	16,755,329
3.45%, 01/15/27	9,290	8,708,995
3.50%, 08/15/39 (Call 02/15/39)	16,468	12,636,377
3.70%, 08/15/49 (Call 02/15/49)(a)	14,888	11,055,564
3.75%, 10/15/47 (Call 04/15/47)	11,462	8,599,973
3.85%, 06/15/28(a)	12,305	11,451,520
3.88%, 12/15/28(a)	5,600	5,209,444
3.88%, 08/15/59 (Call 02/15/59)	12,961	9,430,862
4.00%, 05/15/29 (Call 03/15/29)	9,230	8,578,812
4.20%, 05/15/32 (Call 02/15/32)(a)	17,717	16,316,429
4.20%, 01/15/47 (Call 07/15/46)	10,386	8,400,935
4.25%, 03/15/43 (Call 09/15/42)	9,026	7,461,440
4.25%, 06/15/48 (Call 12/15/47)(a)	14,785	12,028,872
4.45%, 12/15/48 (Call 06/15/48)(a)	13,067	10,882,723
4.63%, 07/15/35	9,654	8,902,177
4.75%, 07/15/45(a)	21,176	18,516,144

Security	Par (000)	Value

Health Care - Services (continued)
4.75%, 05/15/52 (Call 11/15/51)	$23,282	$20,332,159
4.95%, 05/15/62 (Call 11/15/61)(a)	9,078	7,996,157
5.25%, 02/15/28	4,990	4,999,416
5.30%, 02/15/30	11,800	12,617,656
5.35%, 02/15/33	16,935	16,951,976
5.80%, 03/15/36(a)	10,614	10,704,465
5.88%, 02/15/53	23,180	23,635,220
6.05%, 02/15/63(a)	17,341	17,812,642
6.88%, 02/15/38	13,353	14,619,733
Universal Health Services Inc., 2.65%, 10/15/30
(Call 07/15/30)(a)(c)	9,428	7,043,170

		994,996,613

Holding Companies - Diversified — 0.3%
Ares Capital Corp. 2.15%, 07/15/26 (Call 06/15/26)(a)	14,653	12,105,683
2.88%, 06/15/28 (Call 04/15/28)	16,031	12,532,226
3.88%, 01/15/26 (Call 12/15/25)	9,910	8,883,365
Blackstone Private Credit Fund 2.63%, 12/15/26 (Call 11/15/26)	10,931	9,044,151
3.25%, 03/15/27 (Call 02/15/27)(a)	12,776	10,744,690
Blackstone Secured Lending Fund, 3.63%, 01/15/26
(Call 12/15/25)(a)	7,780	7,029,446
FS KKR Capital Corp. 3.13%, 10/12/28 (Call 08/12/28)(a)	10,758	8,274,592
3.40%, 01/15/26 (Call 12/15/25)	4,964	4,372,241
Owl Rock Capital Corp. 2.88%, 06/11/28 (Call 04/11/28)(a)	9,597	7,232,325
3.40%, 07/15/26 (Call 06/15/26)(a)	15,320	13,068,109

		93,286,828

Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	11,287	10,431,382

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30
(Call 12/26/29)(a)	10,212	8,934,547

Insurance — 1.8%
American International Group Inc. 3.90%, 04/01/26 (Call 01/01/26)(a)	7,911	7,535,357
4.38%, 06/30/50 (Call 12/30/49)(a)	13,432	10,458,597
4.75%, 04/01/48 (Call 10/01/47)	9,622	7,970,874
4.80%, 07/10/45 (Call 01/10/45)(a)	9,807	8,085,974
Aon Corp. 2.80%, 05/15/30 (Call 02/15/30)(a)	17,437	14,246,805
3.75%, 05/02/29 (Call 02/02/29)(a)	5,836	5,192,008
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52
(Call 08/28/51)(a)	11,774	8,295,621
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	7,289	6,935,527
Arch Capital Group Ltd., 3.64%, 06/30/50
(Call 12/30/49)	12,650	8,102,720
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a).	14,078	12,530,189
Berkshire Hathaway Finance Corp. 1.45%, 10/15/30 (Call 07/15/30)(a)	10,128	7,759,951
2.30%, 03/15/27 (Call 02/15/27)(a)	8,755	7,886,847
2.50%, 01/15/51 (Call 07/15/50)	11,594	6,635,484
2.85%, 10/15/50 (Call 04/15/50)(a)	24,317	14,958,780
2.88%, 03/15/32 (Call 12/15/31)(a)	7,555	6,263,862
3.85%, 03/15/52 (Call 09/15/51)	30,331	22,269,885
4.20%, 08/15/48 (Call 02/15/48)	24,846	20,061,880
4.25%, 01/15/49 (Call 07/15/48)(a)	21,312	17,267,773

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.75%, 01/15/40(a)	$10,209	$10,268,401
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)(a)	25,628	24,291,300
4.50%, 02/11/43(a)	10,878	9,322,458
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	3,937	3,556,209
4.70%, 06/22/47 (Call 12/22/46)	11,493	7,945,984
Chubb Corp. (The), 6.00%, 05/11/37	10,472	10,732,654
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	5,800	4,305,088
3.05%, 12/15/61 (Call 06/15/61)(a)	11,763	6,970,683
3.35%, 05/03/26 (Call 02/03/26)	17,487	16,463,537
4.35%, 11/03/45 (Call 05/03/45)(a)	16,475	13,432,870
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)(c)	15,304	13,868,301
3.85%, 04/05/29 (Call 02/05/29)(a)(c)	12,866	11,235,871
3.90%, 04/05/32 (Call 01/05/32)(a)(c)	16,720	13,957,642
4.40%, 04/05/52 (Call 10/05/51)(a)(c)	16,003	11,668,808
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	16,739	15,532,548
5.00%, 04/20/48 (Call 10/20/47)	16,109	12,844,223
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(a)	11,651	6,767,197
3.50%, 10/15/50 (Call 04/15/50)	11,828	7,462,018
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)(c)	8,304	7,538,967
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)(a)	9,045	6,116,287
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)(a)	3,701	3,157,571
4.15%, 03/04/26(a)	8,788	8,453,518
5.38%, 03/04/46	6,908	6,260,544
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	5,848	4,583,414
4.38%, 03/15/29 (Call 12/15/28)(a)	15,211	14,335,093
4.90%, 03/15/49 (Call 09/15/48)(a)	15,862	13,507,391
MetLife Inc. 4.05%, 03/01/45(a)	11,941	9,121,179
4.13%, 08/13/42(a)	10,161	7,956,429
4.55%, 03/23/30 (Call 12/23/29)(a)	7,602	7,223,607
4.60%, 05/13/46 (Call 11/13/45)(a)	8,473	7,050,836
4.88%, 11/13/43	8,521	7,347,844
5.00%, 07/15/52 (Call 01/15/52)(a)	12,560	10,964,939
5.70%, 06/15/35(a)	11,887	11,740,921
5.88%, 02/06/41	8,350	7,990,173
6.38%, 06/15/34(a)	11,781	12,288,974
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)(a)	8,906	6,950,070
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	17,528	12,438,498
3.91%, 12/07/47 (Call 06/07/47)(a)	9,623	7,085,464
3.94%, 12/07/49 (Call 06/07/49)	12,039	8,837,996
4.35%, 02/25/50 (Call 08/25/49)(a)	12,187	9,669,124
4.60%, 05/15/44(a)	3,505	2,881,402
5.70%, 12/14/36(a)	12,263	11,962,400
Travelers Companies Inc. (The) 3.05%, 06/08/51 (Call 12/08/50)(a)	11,063	7,013,579
5.35%, 11/01/40(a)	6,219	5,829,628
6.25%, 06/15/37	13,060	13,576,920

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)(a)	$10,185	$9,588,100

		634,554,794

Internet — 2.3%
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	13,816	11,614,936
1.10%, 08/15/30 (Call 05/15/30)(a)	25,500	19,570,391
1.90%, 08/15/40 (Call 02/15/40)	13,910	8,786,812
2.00%, 08/15/26 (Call 05/15/26)(a)	20,564	18,710,848
2.05%, 08/15/50 (Call 02/15/50)(a)	27,066	15,477,708
2.25%, 08/15/60 (Call 02/15/60)(a)	25,726	14,081,834
Amazon.com Inc.
1.00%, 05/12/26 (Call 04/12/26)	31,599	27,653,634
1.20%, 06/03/27 (Call 04/03/27)	14,936	12,696,541
1.50%, 06/03/30 (Call 03/03/30)	25,030	19,548,325
1.65%, 05/12/28 (Call 03/12/28)	26,771	22,590,098
2.10%, 05/12/31 (Call 02/12/31)	34,342	27,471,316
2.50%, 06/03/50 (Call 12/03/49)(a)	25,675	15,283,765
2.70%, 06/03/60 (Call 12/03/59)(a)	24,152	13,694,660
2.88%, 05/12/41 (Call 11/12/40)	22,948	16,277,221
3.10%, 05/12/51 (Call 11/12/50)(a)	39,764	26,891,936
3.15%, 08/22/27 (Call 05/22/27)	38,569	35,708,573
3.25%, 05/12/61 (Call 11/12/60)	21,212	13,720,887
3.30%, 04/13/27 (Call 03/13/27)(a)	23,618	22,166,360
3.45%, 04/13/29 (Call 02/13/29)(a)	16,794	15,414,275
3.60%, 04/13/32 (Call 01/13/32)(a)	28,903	25,854,875
3.88%, 08/22/37 (Call 02/22/37)	34,489	29,296,105
3.95%, 04/13/52 (Call 10/13/51)(a)	27,947	21,906,678
4.05%, 08/22/47 (Call 02/22/47)(a)	39,031	31,587,777
4.10%, 04/13/62 (Call 10/13/61)	16,221	12,417,435
4.25%, 08/22/57 (Call 02/22/57)(a)	24,309	19,550,336
4.80%, 12/05/34 (Call 06/05/34)(a)	13,457	13,072,519
4.95%, 12/05/44 (Call 06/05/44)(a)	17,669	16,484,636
5.20%, 12/03/25 (Call 09/03/25)(a)	3,590	3,639,294
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	14,142	13,347,139
4.63%, 04/13/30 (Call 01/13/30)(a)	17,018	16,011,812
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	11,074	9,635,770
2.60%, 05/10/31 (Call 02/10/31)(a)	6,769	5,307,261
2.70%, 03/11/30 (Call 12/11/29)(a)	13,888	11,294,447
3.60%, 06/05/27 (Call 03/05/27)(a)	11,260	10,360,830
3.65%, 05/10/51 (Call 11/10/50)(a)	10,073	6,636,739
4.00%, 07/15/42 (Call 01/15/42)(a)	11,758	8,623,251
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	7,785	5,901,595
3.25%, 02/15/30 (Call 11/15/29)(a)	14,665	11,813,552
3.80%, 02/15/28 (Call 11/15/27)(a)	11,022	9,797,985
4.63%, 08/01/27 (Call 05/01/27)	7,994	7,478,031
5.00%, 02/15/26 (Call 11/15/25)(a)	6,130	5,923,823
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(c)	35,263	32,351,038
3.85%, 08/15/32 (Call 05/15/32)(c)	34,289	29,166,467
4.45%, 08/15/52 (Call 02/15/52)(c)	32,243	23,978,371
4.65%, 08/15/62 (Call 02/15/62)(c)	17,449	12,864,394
Netflix Inc.
4.38%, 11/15/26(a)	11,985	11,441,970
4.88%, 04/15/28	18,644	17,721,681
5.88%, 11/15/28(a)	22,627	22,457,298

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
6.38%, 05/15/29(a)	$5,113	$5,201,966

		808,485,195

Lodging — 0.2%
Marriott International Inc./MD
5.00%, 10/15/27 (Call 09/15/27)	11,273	10,857,112
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	15,912	14,297,612
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	7,899	6,311,255
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	11,025	8,560,662
Series R, 3.13%, 06/15/26 (Call 03/15/26)	6,093	5,566,845
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	2,400	1,954,248
5.90%, 08/08/28 (Call 05/08/28)(a)	18,615	14,781,985

		62,329,719

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	2,318	2,052,323
0.90%, 03/02/26(a)	10,447	9,154,818
1.10%, 09/14/27(a)	10,269	8,547,287
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	12,550	10,595,129
3.25%, 09/19/49 (Call 03/19/49)	12,669	8,961,743
3.25%, 04/09/50 (Call 10/09/49)(a)	11,607	8,219,214
3.80%, 08/15/42(a)	21,162	17,041,993
5.20%, 05/27/41	9,719	9,388,621
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	10,148	7,899,397
3.90%, 06/09/42 (Call 12/09/41)(a)	15,803	13,103,868
John Deere Capital Corp.
0.70%, 01/15/26(a)	7,382	6,454,747
4.15%, 09/15/27	7,822	7,514,336
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)(a)	15,409	12,540,028
3.11%, 02/15/40 (Call 08/15/39)(a)	10,653	7,359,429
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	3,831	3,429,097
4.95%, 09/15/28 (Call 06/15/28)(a)	12,623	11,762,465

		144,024,495

Manufacturing — 0.7%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	9,196	7,584,917
2.88%, 10/15/27 (Call 07/15/27)(a)	9,820	8,839,974
3.25%, 08/26/49 (Call 02/26/49)(a)	11,346	7,487,871
3.38%, 03/01/29 (Call 12/01/28)(a)	6,720	6,009,314
4.00%, 09/14/48 (Call 03/14/48)(a)	12,920	9,763,743
Eaton Corp.
4.15%, 03/15/33 (Call 12/15/32)	15,449	13,694,517
4.15%, 11/02/42(a)	12,684	10,198,832
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	7,604	7,001,864
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	79,799	70,300,980
General Electric Co.
5.88%, 01/14/38(a)	10,765	10,612,381
6.75%, 03/15/32	28,737	31,271,408
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	11,012	10,109,300
3.90%, 09/01/42 (Call 03/01/42)(a)	12,172	9,716,465
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	14,604	12,652,790

Security	Par (000)	Value

Manufacturing (continued)
4.00%, 06/14/49 (Call 12/14/48)(a)	$8,194	$6,044,553
4.25%, 09/15/27 (Call 08/15/27)	14,355	13,609,144
4.50%, 09/15/29 (Call 07/15/29)	13,291	12,433,732
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	9,881	8,808,619

		256,140,404

Media — 4.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	18,707	14,722,207
2.30%, 02/01/32 (Call 11/01/31)	11,269	8,027,116
2.80%, 04/01/31 (Call 01/01/31)	17,548	13,295,446
3.50%, 06/01/41 (Call 12/01/40)	18,838	11,919,485
3.50%, 03/01/42 (Call 09/01/41)	15,425	9,656,928
3.70%, 04/01/51 (Call 10/01/50)(a)	24,190	14,518,458
3.75%, 02/15/28 (Call 11/15/27)(a)	13,432	11,823,103
3.85%, 04/01/61 (Call 10/01/60)	22,061	12,729,662
3.90%, 06/01/52 (Call 12/01/51)(a)	27,393	16,928,217
3.95%, 06/30/62 (Call 12/30/61)	16,881	9,906,078
4.20%, 03/15/28 (Call 12/15/27)(a)	18,248	16,341,646
4.40%, 04/01/33 (Call 01/01/33)(a)	9,554	7,931,948
4.40%, 12/01/61 (Call 06/01/61)	16,666	10,593,556
4.80%, 03/01/50 (Call 09/01/49)(a)	31,227	22,064,436
5.05%, 03/30/29 (Call 12/30/28)	12,834	11,809,611
5.13%, 07/01/49 (Call 01/01/49)	13,922	10,253,229
5.25%, 04/01/53 (Call 10/01/52)(a)	17,745	13,375,691
5.38%, 04/01/38 (Call 10/01/37)(a)	11,674	9,410,422
5.38%, 05/01/47 (Call 11/01/46)(a)	28,889	22,214,402
5.50%, 04/01/63 (Call 10/01/62)	10,134	7,654,042
5.75%, 04/01/48 (Call 10/01/47)(a)	27,051	21,614,506
6.38%, 10/23/35 (Call 04/23/35)	21,904	19,974,095
6.48%, 10/23/45 (Call 04/23/45)(a)	37,385	32,903,223
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	21,752	16,204,050
1.95%, 01/15/31 (Call 10/15/30)(a)	19,424	15,022,964
2.35%, 01/15/27 (Call 10/15/26)(a)	12,743	11,382,504
2.45%, 08/15/52 (Call 02/15/52)(a)	17,774	9,696,115
2.65%, 02/01/30 (Call 11/01/29)	15,237	12,744,666
2.65%, 08/15/62 (Call 02/15/62)(a)	15,980	8,356,457
2.80%, 01/15/51 (Call 07/15/50)	23,404	13,897,796
2.89%, 11/01/51 (Call 05/01/51)	58,450	35,135,172
2.94%, 11/01/56 (Call 05/01/56)(a)	66,103	38,179,414
2.99%, 11/01/63 (Call 05/01/63)	41,285	23,272,813
3.15%, 03/01/26 (Call 12/01/25)(a)	23,184	21,785,008
3.15%, 02/15/28 (Call 11/15/27)(a)	18,017	16,250,428
3.20%, 07/15/36 (Call 01/15/36)(a)	9,903	7,527,346
3.25%, 11/01/39 (Call 05/01/39)	17,135	12,418,113
3.30%, 02/01/27 (Call 11/01/26)(a)	16,923	15,671,336
3.30%, 04/01/27 (Call 02/01/27)	7,102	6,584,875
3.40%, 04/01/30 (Call 01/01/30)	16,323	14,267,765
3.40%, 07/15/46 (Call 01/15/46)(a)	16,522	11,204,353
3.45%, 02/01/50 (Call 08/01/49)(a)	21,370	14,451,559
3.55%, 05/01/28 (Call 02/01/28)	10,025	9,170,593
3.75%, 04/01/40 (Call 10/01/39)	19,776	15,206,207
3.90%, 03/01/38 (Call 09/01/37)	15,292	12,313,571
3.97%, 11/01/47 (Call 05/01/47)(a)	23,045	17,132,335
4.00%, 08/15/47 (Call 02/15/47)	11,653	8,754,468
4.00%, 03/01/48 (Call 09/01/47)(a)	11,430	8,588,030
4.00%, 11/01/49 (Call 05/01/49)(a)	20,454	15,051,299
4.05%, 11/01/52 (Call 05/01/52)(a)	8,991	6,657,861

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.15%, 10/15/28 (Call 07/15/28)	$45,788	$42,932,463
4.20%, 08/15/34 (Call 02/15/34)	10,822	9,455,639
4.25%, 10/15/30 (Call 07/15/30)	18,586	17,035,565
4.25%, 01/15/33	21,674	19,549,009
4.40%, 08/15/35 (Call 02/15/35)(a)	7,211	6,326,176
4.60%, 10/15/38 (Call 04/15/38)(a)	12,447	10,746,822
4.60%, 08/15/45 (Call 02/15/45)	10,153	8,256,968
4.70%, 10/15/48 (Call 04/15/48)	19,583	16,380,032
4.95%, 10/15/58 (Call 04/15/58)(a)	10,643	8,952,779
5.35%, 11/15/27	8,630	8,626,116
5.50%, 11/15/32	10,000	9,936,800
5.65%, 06/15/35	11,232	11,024,434
7.05%, 03/15/33	9,807	10,636,599
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	14,461	11,664,746
3.95%, 03/20/28 (Call 12/20/27)(a)	20,321	17,626,771
4.00%, 09/15/55 (Call 03/15/55)(a)	14,117	8,078,353
4.13%, 05/15/29 (Call 02/15/29)(a)	9,150	7,750,758
4.65%, 05/15/50 (Call 11/15/49)	12,238	8,058,089
5.20%, 09/20/47 (Call 03/20/47)(a)	14,937	10,634,506
5.30%, 05/15/49 (Call 11/15/48)	10,927	7,845,508
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	22,066	20,519,162
5.48%, 01/25/39 (Call 07/25/38)	15,789	13,526,130
5.58%, 01/25/49 (Call 07/25/48)(a)	17,576	14,678,215
Paramount Global
4.00%, 01/15/26 (Call 10/15/25)(a)	6,938	6,505,665
4.20%, 05/19/32 (Call 02/19/32)(a)	12,479	9,981,937
4.38%, 03/15/43	17,563	11,730,552
4.95%, 01/15/31 (Call 10/15/30)(a)	12,160	10,603,041
4.95%, 05/19/50 (Call 11/19/49)(a)	13,588	9,527,300
5.85%, 09/01/43 (Call 03/01/43)(a)	12,106	9,834,793
6.88%, 04/30/36(a)	11,336	10,541,913
7.88%, 07/30/30	12,758	13,273,266
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	11,206	11,863,277
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	11,458	7,833,071
5.50%, 09/01/41 (Call 03/01/41)(a)	13,403	10,461,454
5.88%, 11/15/40 (Call 05/15/40)	15,248	12,357,333
6.55%, 05/01/37(a)	16,653	14,934,472
6.75%, 06/15/39	16,914	15,025,834
7.30%, 07/01/38(a)	16,609	15,491,462
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	12,897	11,483,958
2.95%, 06/15/27(a)	10,281	9,345,036
3.00%, 02/13/26(a)	9,090	8,500,244
4.13%, 06/01/44(a)	13,596	10,991,012
Walt Disney Co. (The)
1.75%, 01/13/26(a)	16,630	15,055,713
2.00%, 09/01/29 (Call 06/01/29)(a)	22,906	18,686,321
2.20%, 01/13/28(a)	10,568	9,153,955
2.65%, 01/13/31(a)	24,404	20,191,767
2.75%, 09/01/49 (Call 03/01/49)(a)	25,282	15,452,338
3.50%, 05/13/40 (Call 11/13/39)(a)	24,638	18,798,725
3.60%, 01/13/51 (Call 07/13/50)(a)	28,098	20,406,206
3.80%, 03/22/30(a)	12,565	11,429,725
3.80%, 05/13/60 (Call 11/13/59)	13,280	9,492,398
4.63%, 03/23/40 (Call 09/23/39)	11,697	10,304,527
4.70%, 03/23/50 (Call 09/23/49)(a)	21,140	18,378,112
6.20%, 12/15/34(a)	14,066	14,657,442

Security	Par (000)	Value

Media (continued)
6.40%, 12/15/35	$11,411	$12,027,961
6.65%, 11/15/37(a)	16,403	17,745,876

		1,448,902,931

Mining — 0.5%
Barrick Gold Corp., 5.25%, 04/01/42(a)	9,037	8,013,445
Barrick North America Finance LLC
5.70%, 05/30/41(a)	11,221	10,517,444
5.75%, 05/01/43	5,999	5,611,969
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	11,660	11,171,284
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	14,989	12,295,487
5.00%, 09/30/43	24,733	22,626,505
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	7,610	6,750,153
5.40%, 11/14/34 (Call 05/14/34)(a)	9,736	8,668,353
5.45%, 03/15/43 (Call 09/15/42)(a)	19,063	15,768,265
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	16,453	12,704,798
2.60%, 07/15/32 (Call 04/15/32)	5,444	4,164,519
4.88%, 03/15/42 (Call 09/15/41)(a)	13,757	11,644,504
6.25%, 10/01/39(a)	9,264	9,099,508
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	8,256	8,551,195
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	14,280	8,825,308
5.20%, 11/02/40(a)	11,102	10,551,424
7.13%, 07/15/28	10,664	11,444,840
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	11,216	9,146,524

		187,555,525

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	10,068	8,667,811
3.57%, 12/01/31 (Call 09/01/31)	8,194	6,443,114

		15,110,925

Oil & Gas — 3.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	12,698	9,831,195
2.72%, 01/12/32 (Call 10/12/31)(a)	27,185	22,011,814
2.77%, 11/10/50 (Call 05/10/50)(a)	17,720	10,671,838
2.94%, 06/04/51 (Call 12/04/50)(a)	25,755	15,983,950
3.00%, 02/24/50 (Call 08/24/49)(a)	23,004	14,520,932
3.00%, 03/17/52 (Call 09/17/51)(a)	17,696	11,013,955
3.02%, 01/16/27 (Call 10/16/26)	10,657	9,746,474
3.06%, 06/17/41 (Call 12/17/40)(a)	17,938	12,519,824
3.12%, 05/04/26 (Call 02/04/26)(a)	11,292	10,522,633
3.38%, 02/08/61 (Call 08/08/60)(a)	18,538	11,779,370
3.41%, 02/11/26 (Call 12/11/25)(a)	10,731	10,157,660
3.63%, 04/06/30 (Call 01/06/30)(a)	14,625	13,086,100
3.94%, 09/21/28 (Call 06/21/28)(a)	11,495	10,660,083
4.23%, 11/06/28 (Call 08/06/28)	21,818	20,540,999
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	15,804	14,431,424
3.72%, 11/28/28 (Call 08/28/28)	9,831	8,982,022
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)(a)	12,138	11,166,960
4.95%, 06/01/47 (Call 12/01/46)(a)	7,711	6,454,980
6.25%, 03/15/38	12,704	12,229,071

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	$9,369	$6,215,799
5.40%, 06/15/47 (Call 12/15/46)(a)	11,878	10,100,470
6.75%, 11/15/39(a)	13,116	12,913,439
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)(a)	13,556	11,990,443
2.24%, 05/11/30 (Call 02/11/30)(a)	18,886	15,650,503
2.95%, 05/16/26 (Call 02/16/26)	25,989	24,401,259
3.08%, 05/11/50 (Call 11/11/49)(a)	8,938	6,105,471
3.33%, 11/17/25 (Call 08/17/25)(a)	3,495	3,368,935
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)(a)	8,998	7,554,145
2.34%, 08/12/50 (Call 02/12/50)(a)	7,401	4,367,471
ConocoPhillips Co.
3.76%, 03/15/42	16,423	12,838,692
3.80%, 03/15/52 (Call 09/15/51)(a)	12,671	9,442,552
4.03%, 03/15/62	16,115	11,894,357
4.30%, 11/15/44 (Call 05/15/44)	7,141	5,886,224
6.50%, 02/01/39	14,755	15,879,048
6.95%, 04/15/29(a)	12,562	13,626,705
Continental Resources Inc./OK, 4.38%, 01/15/28
(Call 10/15/27)(a)	12,334	11,049,249
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	9,789	8,013,198
5.00%, 06/15/45 (Call 12/15/44)	4,604	3,844,542
5.60%, 07/15/41 (Call 01/15/41)(a)	15,470	14,111,808
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	18,172	14,868,098
3.25%, 12/01/26 (Call 10/01/26)(a)	4,157	3,811,252
3.50%, 12/01/29 (Call 09/01/29)(a)	7,850	6,779,022
4.25%, 03/15/52 (Call 09/15/51)	11,126	8,047,115
6.25%, 03/15/33	5,333	5,337,032
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	4,091	3,969,311
4.38%, 04/15/30 (Call 01/15/30)(a)	11,646	11,051,309
4.95%, 04/15/50 (Call 10/15/49)(a)	8,323	7,566,835
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	13,449	12,096,819
7.00%, 02/01/30 (Call 11/01/29)(a)	11,409	11,690,927
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	4,753	4,285,348
2.38%, 05/22/30 (Call 02/22/30)(a)	7,786	6,436,556
3.13%, 04/06/30 (Call 01/06/30)(a)	14,744	12,901,112
3.25%, 11/18/49 (Call 05/18/49)	8,380	5,798,192
3.63%, 09/10/28 (Call 06/10/28)(a)	7,609	7,051,613
3.70%, 04/06/50 (Call 10/06/49)	11,358	8,541,253
3.95%, 05/15/43	9,905	7,860,923
4.80%, 11/08/43	7,499	6,662,557
5.10%, 08/17/40	7,256	6,760,501
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	14,049	12,784,576
2.44%, 08/16/29 (Call 05/16/29)(a)	14,696	12,569,902
2.61%, 10/15/30 (Call 07/15/30)(a)	22,673	19,150,203
3.00%, 08/16/39 (Call 02/16/39)	11,175	8,176,295
3.04%, 03/01/26 (Call 12/01/25)	22,886	21,536,742
3.10%, 08/16/49 (Call 02/16/49)(a)	15,202	10,325,130
3.29%, 03/19/27 (Call 01/19/27)(a)	8,588	8,063,516
3.45%, 04/15/51 (Call 10/15/50)(a)	32,995	23,541,316
3.48%, 03/19/30 (Call 12/19/29)(a)	23,701	21,473,028
3.57%, 03/06/45 (Call 09/06/44)(a)	11,560	8,546,907

Security	Par (000)	Value

Oil & Gas (continued)
4.11%, 03/01/46 (Call 09/01/45)	$28,945	$23,288,247
4.23%, 03/19/40 (Call 09/19/39)	24,963	21,321,013
4.33%, 03/19/50 (Call 09/19/49)(a)	29,295	24,333,561
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	11,756	11,039,608
5.60%, 02/15/41(a)	17,285	15,483,053
6.00%, 01/15/40(a)	4,177	3,933,237
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	12,190	11,370,101
6.60%, 10/01/37	7,561	7,451,452
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	8,782	6,917,802
6.50%, 03/01/41 (Call 09/01/40)(a)	14,311	13,945,627
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	12,270	9,497,454
3.30%, 03/15/52 (Call 09/15/51)(a)	10,259	6,630,401
3.90%, 03/15/28 (Call 12/15/27)(a)	8,725	8,053,065
4.65%, 11/15/34 (Call 05/15/34)	12,603	11,289,969
4.88%, 11/15/44 (Call 05/15/44)	18,948	16,198,410
5.88%, 05/01/42(a)	18,033	17,447,290
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	4,337	3,782,627
1.90%, 08/15/30 (Call 05/15/30)	11,639	8,946,064
2.15%, 01/15/31 (Call 10/15/30)(a)	5,994	4,641,740
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	18,185	15,302,948
2.50%, 09/12/26(a)	11,910	10,866,628
2.75%, 04/06/30 (Call 01/06/30)(a)	20,966	17,923,993
2.88%, 05/10/26(a)	21,325	19,871,550
3.00%, 11/26/51 (Call 05/26/51)	12,117	7,839,488
3.13%, 11/07/49 (Call 05/07/49)	13,150	8,715,395
3.25%, 04/06/50 (Call 10/06/49)	22,610	15,541,099
3.75%, 09/12/46	14,334	10,690,557
3.88%, 11/13/28 (Call 08/13/28)(a)	18,400	17,215,075
4.00%, 05/10/46	23,671	18,572,174
4.13%, 05/11/35(a)	18,094	15,935,851
4.38%, 05/11/45(a)	35,162	29,008,130
4.55%, 08/12/43	12,353	10,537,997
5.50%, 03/25/40	10,800	10,521,743
6.38%, 12/15/38(a)	31,397	33,042,526
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	5,177	3,527,200
4.00%, 11/15/47 (Call 05/15/47)	5,543	4,031,582
6.50%, 06/15/38	14,839	14,560,055
6.80%, 05/15/38(a)	11,253	11,252,249
6.85%, 06/01/39	9,484	9,530,877
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	13,945	11,961,778
2.99%, 06/29/41 (Call 12/29/40)(a)	10,562	7,425,284
3.13%, 05/29/50 (Call 11/29/49)	27,660	18,281,382
3.39%, 06/29/60 (Call 12/29/59)	9,341	6,075,345
3.45%, 02/19/29 (Call 11/19/28)(a)	14,948	13,551,707
3.46%, 07/12/49 (Call 01/12/49)	13,784	9,705,194
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	12,842	11,983,682
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	11,635	7,721,554
4.35%, 06/01/28 (Call 03/01/28)(a)	5,186	4,874,378
6.63%, 06/15/37(a)	18,873	18,891,073
7.50%, 04/15/32(a)	9,103	9,850,565

		1,373,628,764

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	$13,962	$11,961,742
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	17,396	15,588,660
4.08%, 12/15/47 (Call 06/15/47)(a)	13,759	9,938,625
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	17,468	14,691,867
4.75%, 08/01/43 (Call 02/01/43)(a)	9,370	7,506,143
4.85%, 11/15/35 (Call 05/15/35)	10,318	9,119,110
5.00%, 11/15/45 (Call 05/15/45)(a)	20,680	17,110,111
6.70%, 09/15/38	11,529	11,525,431
7.45%, 09/15/39	12,794	13,701,480
Schlumberger Investment SA, 2.65%, 06/26/30
(Call 03/26/30)(a)	17,636	14,720,744

		125,863,913

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	3,472	2,659,716
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(a)	13,559	11,751,623
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)(a)	6,210	6,014,335
4.90%, 03/15/29 (Call 12/15/28)(a)	11,632	10,921,004

		31,346,678

Pharmaceuticals — 7.2%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(a)	39,995	36,528,869
3.20%, 05/14/26 (Call 02/14/26)	25,411	23,679,418
3.20%, 11/21/29 (Call 08/21/29)(a)	56,570	49,347,482
4.05%, 11/21/39 (Call 05/21/39)(a)	44,348	35,573,806
4.25%, 11/14/28 (Call 08/14/28)(a)	19,555	18,407,442
4.25%, 11/21/49 (Call 05/21/49)(a)	66,319	51,435,683
4.30%, 05/14/36 (Call 11/14/35)(a)	17,927	15,442,440
4.40%, 11/06/42(a)	30,368	24,753,339
4.45%, 05/14/46 (Call 11/14/45)	25,457	20,420,534
4.50%, 05/14/35 (Call 11/14/34)	28,433	25,232,201
4.55%, 03/15/35 (Call 09/15/34)	17,946	15,960,264
4.70%, 05/14/45 (Call 11/14/44)	27,217	22,607,042
4.75%, 03/15/45 (Call 09/15/44)(a)	12,198	10,241,497
4.85%, 06/15/44 (Call 12/15/43)	16,569	14,112,064
4.88%, 11/14/48 (Call 05/14/48)(a)	18,470	15,752,797
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	10,822	8,617,872
3.45%, 12/15/27 (Call 09/15/27)(a)	11,298	10,300,291
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)(a)	10,113	8,817,183
1.75%, 05/28/28 (Call 03/28/28)	16,282	13,627,723
2.25%, 05/28/31 (Call 02/28/31)(a)	8,822	7,102,238
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	14,197	12,188,000
1.38%, 08/06/30 (Call 05/06/30)(a)	17,170	13,117,727
3.00%, 05/28/51 (Call 11/28/50)	10,569	7,020,862
3.13%, 06/12/27 (Call 03/12/27)	9,302	8,558,986
3.38%, 11/16/25(a)	17,115	16,306,941
4.00%, 01/17/29 (Call 10/17/28)(a)	12,050	11,314,703
4.00%, 09/18/42(a)	11,979	9,817,705
4.38%, 11/16/45	9,319	7,861,672
4.38%, 08/17/48 (Call 02/17/48)	9,569	8,093,029
6.45%, 09/15/37	32,066	34,335,381

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	$14,874	$11,390,048
2.82%, 05/20/30 (Call 02/20/30)(a)	9,766	8,147,467
3.70%, 06/06/27 (Call 03/06/27)(a)	18,223	16,920,356
4.67%, 06/06/47 (Call 12/06/46)(a)	18,111	15,145,786
4.69%, 12/15/44 (Call 06/15/44)(a)	11,569	9,711,989
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	5,599	4,948,537
1.13%, 11/13/27 (Call 09/13/27)(a)	15,396	12,772,114
1.45%, 11/13/30 (Call 08/13/30)(a)	14,640	11,196,938
2.35%, 11/13/40 (Call 05/13/40)(a)	11,754	7,652,215
2.55%, 11/13/50 (Call 05/13/50)(a)	18,634	11,198,046
2.95%, 03/15/32 (Call 12/15/31)(a)	19,735	16,640,919
3.20%, 06/15/26 (Call 04/15/26)	19,178	18,187,669
3.40%, 07/26/29 (Call 04/26/29)(a)	24,988	22,669,768
3.55%, 03/15/42 (Call 09/15/41)(a)	14,283	10,916,296
3.70%, 03/15/52 (Call 09/15/51)(a)	25,177	18,698,855
3.90%, 02/20/28 (Call 11/20/27)	19,740	18,711,984
3.90%, 03/15/62 (Call 09/15/61)	12,101	8,888,704
4.13%, 06/15/39 (Call 12/15/38)	25,314	21,445,841
4.25%, 10/26/49 (Call 04/26/49)(a)	40,833	33,278,732
4.35%, 11/15/47 (Call 05/15/47)	14,068	11,675,396
4.55%, 02/20/48 (Call 08/20/47)	11,006	9,392,936
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	14,624	13,380,065
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	12,173	10,622,547
2.38%, 03/15/31 (Call 12/15/30)(a)	15,982	12,659,139
2.40%, 03/15/30 (Call 12/15/29)	20,858	16,966,669
3.20%, 03/15/40 (Call 09/15/39)	10,295	7,321,404
3.40%, 03/01/27 (Call 12/01/26)	17,216	15,853,259
3.40%, 03/15/50 (Call 09/15/49)(a)	17,272	11,470,662
3.40%, 03/15/51 (Call 09/15/50)(a)	18,529	12,313,536
3.88%, 10/15/47 (Call 04/15/47)	9,887	7,120,750
4.13%, 11/15/25 (Call 09/15/25)	17,625	17,032,190
4.38%, 10/15/28 (Call 07/15/28)	41,648	39,204,087
4.50%, 02/25/26 (Call 11/27/25)(a)	12,360	12,062,876
4.80%, 08/15/38 (Call 02/15/38)	25,796	22,713,654
4.80%, 07/15/46 (Call 01/16/46)	15,173	12,652,580
4.90%, 12/15/48 (Call 06/15/48)(a)	34,535	29,302,540
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	23,576	19,520,204
1.75%, 08/21/30 (Call 05/21/30)	19,694	14,975,836
1.88%, 02/28/31 (Call 11/28/30)(a)	13,341	10,109,929
2.13%, 09/15/31 (Call 06/15/31)(a)	9,583	7,325,032
2.70%, 08/21/40 (Call 02/21/40)(a)	17,850	11,522,985
2.88%, 06/01/26 (Call 03/01/26)(a)	20,939	19,259,148
3.00%, 08/15/26 (Call 06/15/26)	9,641	8,832,310
3.25%, 08/15/29 (Call 05/15/29)(a)	19,359	16,780,319
3.63%, 04/01/27 (Call 02/01/27)(a)	7,415	6,904,801
3.75%, 04/01/30 (Call 01/01/30)	21,286	18,819,106
4.13%, 04/01/40 (Call 10/01/39)(a)	12,695	9,939,079
4.25%, 04/01/50 (Call 10/01/49)(a)	10,339	7,796,907
4.30%, 03/25/28 (Call 12/25/27)	53,311	50,048,202
4.78%, 03/25/38 (Call 09/25/37)(a)	53,923	46,784,695
5.05%, 03/25/48 (Call 09/25/47)(a)	91,603	77,873,771
5.13%, 07/20/45 (Call 01/20/45)	38,023	32,629,190
5.30%, 12/05/43 (Call 06/05/43)(a)	11,079	9,787,618
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	12,868	7,703,948
2.50%, 09/15/60 (Call 03/15/60)(a)	9,901	5,672,513

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.38%, 03/15/29 (Call 12/15/28)(a)	$14,102	$13,004,884
3.95%, 03/15/49 (Call 09/15/48)(a)	11,744	9,792,766
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28(a)	22,856	21,466,463
6.38%, 05/15/38(a)	30,049	32,123,691
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	9,622	8,667,213
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	20,444	17,273,694
1.30%, 09/01/30 (Call 06/01/30)(a)	21,229	16,768,447
2.10%, 09/01/40 (Call 03/01/40)(a)	11,066	7,265,733
2.25%, 09/01/50 (Call 03/01/50)(a)	11,738	6,959,268
2.45%, 03/01/26 (Call 12/01/25)(a)	18,555	17,307,759
2.45%, 09/01/60 (Call 03/01/60)(a)	12,256	6,894,007
2.90%, 01/15/28 (Call 10/15/27)(a)	17,631	16,225,783
2.95%, 03/03/27 (Call 12/03/26)	11,575	10,770,176
3.40%, 01/15/38 (Call 07/15/37)	12,914	10,523,337
3.50%, 01/15/48 (Call 07/15/47)	8,710	6,668,677
3.55%, 03/01/36 (Call 09/01/35)(a)	9,271	7,922,374
3.63%, 03/03/37 (Call 09/03/36)	16,324	13,908,312
3.70%, 03/01/46 (Call 09/01/45)	21,243	16,955,736
3.75%, 03/03/47 (Call 09/03/46)(a)	11,993	9,573,903
4.38%, 12/05/33 (Call 06/05/33)(a)	10,266	9,762,607
5.95%, 08/15/37(a)	12,214	13,093,148
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	4,420	4,270,526
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	5,793	5,069,975
1.45%, 06/24/30 (Call 03/24/30)(a)	17,553	13,614,939
1.70%, 06/10/27 (Call 05/10/27)(a)	16,887	14,709,166
1.90%, 12/10/28 (Call 10/10/28)(a)	13,494	11,310,006
2.15%, 12/10/31 (Call 09/10/31)	23,311	18,495,057
2.35%, 06/24/40 (Call 12/24/39)(a)	11,493	7,586,262
2.45%, 06/24/50 (Call 12/24/49)(a)	14,823	8,931,409
2.75%, 12/10/51 (Call 06/10/51)(a)	24,356	15,460,122
2.90%, 12/10/61 (Call 06/10/61)	14,649	8,877,807
3.40%, 03/07/29 (Call 12/07/28)(a)	23,621	21,544,936
3.70%, 02/10/45 (Call 08/10/44)(a)	23,255	18,003,877
3.90%, 03/07/39 (Call 09/07/38)(a)	13,954	11,627,176
4.00%, 03/07/49 (Call 09/07/48)	15,711	12,711,611
4.15%, 05/18/43(a)	14,563	12,131,883
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	10,517	9,407,310
5.20%, 04/15/48 (Call 10/15/47)	8,567	5,712,371
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	16,529	14,770,772
2.20%, 08/14/30 (Call 05/14/30)(a)	18,507	15,322,232
2.75%, 08/14/50 (Call 02/14/50)(a)	11,834	7,736,611
3.00%, 11/20/25 (Call 08/20/25)(a)	13,314	12,633,958
3.10%, 05/17/27 (Call 02/17/27)(a)	11,918	11,079,496
4.00%, 11/20/45 (Call 05/20/45)(a)	11,819	9,676,624
4.40%, 05/06/44	23,527	20,553,535
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	11,838	9,429,168
1.75%, 08/18/31 (Call 05/18/31)(a)	10,392	8,102,410
2.55%, 05/28/40 (Call 11/28/39)(a)	11,972	8,275,373
2.63%, 04/01/30 (Call 01/01/30)	18,442	15,752,852
2.70%, 05/28/50 (Call 11/28/49)(a)	13,823	8,986,363
2.75%, 06/03/26(a)	12,703	11,866,035
3.00%, 12/15/26(a)	18,416	17,193,373

Security	Par (000)	Value

Pharmaceuticals (continued)
3.45%, 03/15/29 (Call 12/15/28)	$17,066	$15,622,687
3.60%, 09/15/28 (Call 06/15/28)(a)	10,756	10,050,618
3.90%, 03/15/39 (Call 09/15/38)	9,217	7,753,441
4.00%, 12/15/36	6,370	5,591,682
4.00%, 03/15/49 (Call 09/15/48)(a)	11,519	9,497,852
4.13%, 12/15/46(a)	16,616	14,009,044
4.20%, 09/15/48 (Call 03/15/48)	12,528	10,626,078
4.30%, 06/15/43(a)	9,486	8,192,525
4.40%, 05/15/44(a)	12,513	10,909,385
7.20%, 03/15/39	30,444	35,658,747
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	36,278	33,365,272
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	30,249	23,848,254
3.03%, 07/09/40 (Call 01/09/40)(a)	17,172	11,833,689
3.18%, 07/09/50 (Call 01/09/50)	22,932	14,730,790
3.38%, 07/09/60 (Call 01/09/60)(a)	12,867	7,962,035
5.00%, 11/26/28 (Call 08/26/28)(a)	20,323	19,602,983
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)(a)	25,340	23,088,419
5.25%, 06/15/46 (Call 12/15/45)	13,039	8,965,088
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)(a)	8,647	7,072,081
2.70%, 06/22/30 (Call 03/22/30)(a)	17,334	12,959,741
3.85%, 06/22/40 (Call 12/22/39)(a)	17,325	10,804,069
4.00%, 06/22/50 (Call 12/22/49)	22,803	13,277,870
Wyeth LLC
5.95%, 04/01/37	24,618	25,644,046
6.50%, 02/01/34(a)	11,277	12,180,016
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	11,371	8,931,709
3.00%, 09/12/27 (Call 06/12/27)(a)	7,985	7,158,351
4.50%, 11/13/25 (Call 08/13/25)(a)	5,113	4,990,460
4.70%, 02/01/43 (Call 08/01/42)(a)	13,344	11,369,346

		2,508,594,829

Pipelines — 3.1%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	20,930	18,276,909
5.13%, 06/30/27 (Call 01/01/27)(a)	14,884	14,511,900
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	14,793	11,050,325
3.13%, 11/15/29 (Call 08/15/29)(a)	12,132	10,333,907
3.40%, 08/01/51 (Call 02/01/51)	10,853	7,023,089
4.25%, 12/01/26 (Call 09/01/26)	6,821	6,455,607
5.50%, 12/01/46 (Call 06/01/46)(a)	8,874	7,980,167
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	20,581	17,479,871
4.00%, 10/01/27 (Call 07/01/27)(a)	9,300	8,427,785
4.75%, 01/15/26 (Call 10/15/25)	7,894	7,572,814
4.95%, 05/15/28 (Call 02/15/28)(a)	9,545	8,839,564
4.95%, 06/15/28 (Call 03/15/28)(a)	8,274	7,704,075
5.00%, 05/15/50 (Call 11/15/49)(a)	23,735	18,032,842
5.15%, 03/15/45 (Call 09/15/44)(a)	12,353	9,613,463
5.25%, 04/15/29 (Call 01/15/29)	16,716	15,648,409
5.30%, 04/15/47 (Call 10/15/46)	8,683	6,811,906
5.35%, 05/15/45 (Call 11/15/44)(a)	9,007	7,119,595
5.40%, 10/01/47 (Call 04/01/47)(a)	14,935	11,862,360
5.50%, 06/01/27 (Call 03/01/27)(a)	11,065	10,767,535
6.00%, 06/15/48 (Call 12/15/47)	11,449	9,660,572
6.13%, 12/15/45 (Call 06/15/45)	12,722	10,915,591

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.25%, 04/15/49 (Call 10/15/48)(a)	$18,882	$16,487,668
6.50%, 02/01/42 (Call 08/01/41)(a)	13,032	12,019,639
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)	15,714	13,090,813
3.13%, 07/31/29 (Call 04/30/29)	18,179	15,602,145
3.20%, 02/15/52 (Call 08/15/51)(a)	12,070	7,462,952
3.30%, 02/15/53 (Call 08/15/52)(a)	13,060	8,183,312
3.70%, 02/15/26 (Call 11/15/25)	6,275	5,948,716
3.70%, 01/31/51 (Call 07/31/50)	13,757	9,281,123
3.95%, 01/31/60 (Call 07/31/59)	9,481	6,290,021
4.15%, 10/16/28 (Call 07/16/28)	14,482	13,342,313
4.20%, 01/31/50 (Call 07/31/49)	13,572	9,984,398
4.25%, 02/15/48 (Call 08/15/47)	13,944	10,367,713
4.45%, 02/15/43 (Call 08/15/42)(a)	12,690	10,014,872
4.80%, 02/01/49 (Call 08/01/48)	13,066	10,475,145
4.85%, 08/15/42 (Call 02/15/42)	8,115	6,747,179
4.85%, 03/15/44 (Call 09/15/43)(a)	14,500	11,931,605
4.90%, 05/15/46 (Call 11/15/45)	11,872	9,702,371
5.10%, 02/15/45 (Call 08/15/44)	12,947	10,874,616
5.95%, 02/01/41	9,401	8,867,829
Kinder Morgan Energy Partners LP 5.50%, 03/01/44 (Call 09/01/43)	8,875	7,492,222
6.95%, 01/15/38	12,267	12,176,170
Kinder Morgan Inc. 2.00%, 02/15/31 (Call 11/15/30)	5,810	4,344,648
3.60%, 02/15/51 (Call 08/15/50)	13,017	8,414,283
4.30%, 03/01/28 (Call 12/01/27)(a)	15,751	14,720,680
4.80%, 02/01/33 (Call 11/01/32)(a)	11,270	10,090,908
5.05%, 02/15/46 (Call 08/15/45)	9,738	7,860,520
5.20%, 03/01/48 (Call 09/01/47)	7,969	6,510,131
5.30%, 12/01/34 (Call 06/01/34)	9,110	8,221,770
5.45%, 08/01/52 (Call 02/01/52)	9,904	8,400,248
5.55%, 06/01/45 (Call 12/01/44)(a)	21,458	18,532,159
7.75%, 01/15/32	11,266	12,235,110
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)(a)	7,692	5,240,560
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	11,368	9,918,022
2.65%, 08/15/30 (Call 05/15/30)	17,965	14,125,096
4.00%, 03/15/28 (Call 12/15/27)	14,964	13,529,608
4.13%, 03/01/27 (Call 12/01/26)	12,478	11,590,543
4.50%, 04/15/38 (Call 10/15/37)	20,378	16,265,127
4.70%, 04/15/48 (Call 10/15/47)	15,006	11,263,906
4.80%, 02/15/29 (Call 11/15/28)	7,313	6,767,765
4.95%, 09/01/32 (Call 06/01/32)	15,017	13,580,948
4.95%, 03/14/52 (Call 09/14/51)	15,370	11,858,922
5.20%, 03/01/47 (Call 09/01/46)	13,450	10,757,506
5.50%, 02/15/49 (Call 08/15/48)	22,467	18,751,282
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	9,824	7,948,390
3.40%, 09/01/29 (Call 06/01/29)(a)	8,603	7,194,961
4.55%, 07/15/28 (Call 04/15/28)	9,326	8,477,290
5.20%, 07/15/48 (Call 01/15/48)(a)	12,885	10,031,934
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	14,755	12,283,425
3.80%, 09/15/30 (Call 06/15/30)(a)	7,385	6,158,196
4.50%, 12/15/26 (Call 09/15/26)(a)	8,695	8,170,170
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)(a)	18,641	17,012,280
4.50%, 05/15/30 (Call 11/15/29)(a)	18,896	17,188,115

Security	Par (000)	Value

Pipelines (continued)
5.00%, 03/15/27 (Call 09/15/26)	$16,720	$16,113,032
5.88%, 06/30/26 (Call 12/31/25)	15,288	15,220,430
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)(a)	6,271	5,238,454
4.95%, 04/15/52 (Call 10/15/51)(a)	8,439	6,353,802
5.20%, 07/01/27 (Call 06/01/27)	9,710	9,361,702
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	11,794	9,699,162
4.88%, 02/01/31 (Call 02/01/26)	13,588	12,005,677
5.50%, 03/01/30 (Call 03/01/25)	11,199	10,320,771
6.50%, 07/15/27 (Call 12/01/22)(a)	10,632	10,551,941
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	13,086	10,053,704
4.10%, 04/15/30 (Call 01/15/30)(a)	14,943	13,355,892
4.25%, 05/15/28 (Call 02/15/28)	17,012	15,770,241
4.63%, 03/01/34 (Call 12/01/33)	14,434	12,603,001
4.88%, 01/15/26 (Call 10/15/25)(a)	3,552	3,470,508
4.88%, 05/15/48 (Call 11/15/47)(a)	8,711	7,174,832
5.10%, 03/15/49 (Call 09/15/48)	9,267	7,869,908
6.10%, 06/01/40	9,431	8,955,132
6.20%, 10/15/37	11,359	11,029,478
7.63%, 01/15/39(a)	14,575	15,906,165
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	10,063	10,605,011
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	17,251	13,505,539
3.50%, 11/15/30 (Call 08/15/30)(a)	14,401	12,152,203
3.75%, 06/15/27 (Call 03/15/27)(a)	15,853	14,557,398
4.65%, 08/15/32 (Call 05/15/32)	11,407	10,278,087
4.85%, 03/01/48 (Call 09/01/47)(a)	7,554	6,055,325
5.10%, 09/15/45 (Call 03/15/45)(a)	11,295	9,288,676
5.30%, 08/15/52 (Call 02/15/52)(a)	11,535	9,725,116
6.30%, 04/15/40	13,429	12,958,464

		1,080,055,262

Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	8,597	5,943,288
2.00%, 05/18/32 (Call 02/18/32)	10,095	7,264,045
2.95%, 03/15/34 (Call 12/15/33)(a)	13,076	9,824,562
3.00%, 05/18/51 (Call 11/18/50)(a)	11,798	6,784,974
3.38%, 08/15/31 (Call 05/15/31)	7,877	6,503,582
3.55%, 03/15/52 (Call 09/15/51)	11,738	7,577,873
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	8,804	6,496,729
2.10%, 06/15/30 (Call 03/15/30)(a)	8,705	6,620,921
2.75%, 01/15/27 (Call 11/15/26)(a)	10,453	9,159,002
2.90%, 01/15/30 (Call 10/15/29)(a)	8,946	7,293,077
2.95%, 01/15/51 (Call 07/15/50)	11,962	6,848,409
3.10%, 06/15/50 (Call 12/15/49)(a)	13,810	8,150,927
3.38%, 10/15/26 (Call 07/15/26)(a)	13,928	12,606,847
3.55%, 07/15/27 (Call 04/15/27)(a)	9,996	8,943,812
3.80%, 08/15/29 (Call 05/15/29)(a)	16,966	14,792,235
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	15,391	10,570,271
2.55%, 04/01/32 (Call 01/01/32)	9,234	6,659,576
2.75%, 10/01/26 (Call 07/01/26)(a)	13,243	11,738,529
3.25%, 01/30/31 (Call 10/30/30)(a)	13,433	10,689,449
3.40%, 06/21/29 (Call 03/21/29)	15,247	12,631,275
3.65%, 02/01/26 (Call 11/03/25)	4,144	3,839,312

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 12/01/28 (Call 09/01/28)	$8,553	$7,704,376
Brixmor Operating Partnership LP 4.05%, 07/01/30 (Call 04/01/30)(a)	9,110	7,565,333
4.13%, 05/15/29 (Call 02/15/29)	3,498	2,990,522
Crown Castle Inc. 1.05%, 07/15/26 (Call 06/15/26)(a)	13,328	11,224,679
2.10%, 04/01/31 (Call 01/01/31)(a)	13,926	10,391,456
2.25%, 01/15/31 (Call 10/15/30)(a)	14,188	10,805,674
2.90%, 04/01/41 (Call 10/01/40)(a)	16,042	10,174,788
3.25%, 01/15/51 (Call 07/15/50)(a)	10,383	6,374,961
3.30%, 07/01/30 (Call 04/01/30)(a)	10,035	8,384,879
3.65%, 09/01/27 (Call 06/01/27)(a)	13,420	12,129,008
3.70%, 06/15/26 (Call 03/15/26)	6,128	5,694,972
3.80%, 02/15/28 (Call 11/15/27)	11,231	10,120,994
4.45%, 02/15/26 (Call 11/15/25)	10,901	10,440,632
Crown Castle International Corp. 2.50%, 07/15/31 (Call 04/15/31)(a)	7,425	5,704,292
2.90%, 03/15/27 (Call 02/15/27)(a)	11,604	10,252,759
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)(a)	13,294	11,458,185
3.70%, 08/15/27 (Call 05/15/27)(a)	12,590	11,458,478
Equinix Inc. 2.15%, 07/15/30 (Call 04/15/30)(a)	10,198	7,753,313
2.50%, 05/15/31 (Call 02/15/31)(a)	14,459	10,997,220
3.20%, 11/18/29 (Call 08/18/29)(a)	14,816	12,410,599
3.90%, 04/15/32 (Call 01/15/32)(a)	13,494	11,339,830
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	8,937	7,049,032
GLP Capital LP/GLP Financing II Inc. 3.25%, 01/15/32 (Call 10/15/31)	8,716	6,478,722
5.30%, 01/15/29 (Call 10/15/28)	6,658	5,999,976
5.38%, 04/15/26 (Call 01/15/26)(a)	6,346	6,058,062
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	6,910	4,984,647
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	6,511	5,360,259
Prologis LP 1.25%, 10/15/30 (Call 07/15/30)(a)	11,016	8,062,738
2.25%, 04/15/30 (Call 01/15/30)(a)	10,428	8,383,299
Realty Income Corp. 3.25%, 01/15/31 (Call 10/15/30)(a)	10,648	8,847,685
5.63%, 10/13/32	3,878	3,780,846
Simon Property Group LP 1.75%, 02/01/28 (Call 11/01/27)(a)	12,481	10,211,660
2.45%, 09/13/29 (Call 06/13/29)	14,025	11,194,026
2.65%, 07/15/30 (Call 04/15/30)(a)	10,292	8,153,722
3.25%, 11/30/26 (Call 08/30/26)	10,749	9,808,705
3.25%, 09/13/49 (Call 03/13/49)(a)	17,726	10,730,962
3.30%, 01/15/26 (Call 10/15/25)	6,663	6,217,367
3.38%, 06/15/27 (Call 03/15/27)	8,998	8,195,225
3.38%, 12/01/27 (Call 09/01/27)(a)	7,694	6,894,463
3.80%, 07/15/50 (Call 01/15/50)(a)	7,518	5,081,318
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	10,980	9,913,650
VICI Properties LP 4.75%, 02/15/28 (Call 01/15/28)	14,832	13,530,112
4.95%, 02/15/30 (Call 12/15/29)(a)	10,649	9,572,599
5.13%, 05/15/32 (Call 02/15/32)	17,690	15,644,286
5.63%, 05/15/52 (Call 11/15/51)(a)	9,045	7,329,471
Welltower Inc. 2.80%, 06/01/31 (Call 03/01/31)(a)	12,304	9,479,713
3.10%, 01/15/30 (Call 10/15/29)	4,410	3,599,250

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.25%, 04/15/28 (Call 01/15/28)(a)	$10,743	$9,846,374
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)	13,173	11,670,946
4.00%, 04/15/30 (Call 01/15/30)(a)	11,106	9,688,487

		618,083,247

Retail — 3.3%
AutoZone Inc. 4.00%, 04/15/30 (Call 01/15/30)	15,772	14,149,337
4.75%, 08/01/32 (Call 05/01/32)	4,144	3,853,438
Costco Wholesale Corp. 1.38%, 06/20/27 (Call 04/20/27)	14,691	12,628,577
1.60%, 04/20/30 (Call 01/20/30)(a)	20,666	16,501,084
1.75%, 04/20/32 (Call 01/20/32)(a)	11,740	8,978,912
3.00%, 05/18/27 (Call 02/18/27)(a)	10,468	9,751,554
Dollar General Corp., 3.50%, 04/03/30
(Call 01/03/30)(a)	12,247	10,683,243
Dollar Tree Inc. 2.65%, 12/01/31 (Call 09/01/31)(a)	7,120	5,554,227
4.20%, 05/15/28 (Call 02/15/28)(a)	16,541	15,388,319
Home Depot Inc. (The) 1.38%, 03/15/31 (Call 12/15/30)	17,538	13,117,523
1.50%, 09/15/28 (Call 07/15/28)(a)	12,880	10,628,630
1.88%, 09/15/31 (Call 06/15/31)(a)	11,282	8,690,805
2.13%, 09/15/26 (Call 06/15/26)(a)	13,643	12,295,859
2.38%, 03/15/51 (Call 09/15/50)(a)	14,558	8,213,721
2.50%, 04/15/27 (Call 02/15/27)(a)	9,231	8,343,697
2.70%, 04/15/30 (Call 01/15/30)	20,564	17,427,171
2.75%, 09/15/51 (Call 03/15/51)	12,794	7,780,102
2.80%, 09/14/27 (Call 06/14/27)(a)	13,603	12,360,332
2.88%, 04/15/27 (Call 03/15/27)(a)	9,012	8,278,535
2.95%, 06/15/29 (Call 03/15/29)(a)	22,171	19,552,776
3.00%, 04/01/26 (Call 01/01/26)(a)	12,089	11,366,605
3.13%, 12/15/49 (Call 06/15/49)	14,430	9,613,557
3.25%, 04/15/32 (Call 01/15/32)(a)	13,370	11,519,018
3.30%, 04/15/40 (Call 10/15/39)(a)	14,366	10,751,216
3.35%, 04/15/50 (Call 10/15/49)	16,046	11,117,243
3.50%, 09/15/56 (Call 03/15/56)	10,252	6,991,634
3.63%, 04/15/52 (Call 10/15/51)(a)	20,190	14,635,121
3.90%, 12/06/28 (Call 09/06/28)(a)	9,851	9,283,740
3.90%, 06/15/47 (Call 12/15/46)(a)	13,280	10,255,592
4.20%, 04/01/43 (Call 10/01/42)(a)	10,927	8,984,928
4.25%, 04/01/46 (Call 10/01/45)	17,666	14,506,024
4.40%, 03/15/45 (Call 09/15/44)(a)	13,782	11,404,051
4.50%, 09/15/32 (Call 06/15/32)	11,005	10,419,568
4.50%, 12/06/48 (Call 06/06/48)(a)	17,136	14,532,180
4.88%, 02/15/44 (Call 08/15/43)(a)	12,214	10,885,483
4.95%, 09/15/52 (Call 03/15/52)	13,973	12,523,311
5.88%, 12/16/36	34,728	35,651,678
5.95%, 04/01/41 (Call 10/01/40)	10,420	10,569,402
Lowe’s Companies Inc. 1.30%, 04/15/28 (Call 02/15/28)(a)	12,574	10,182,140
1.70%, 09/15/28 (Call 07/15/28)(a)	12,587	10,304,707
1.70%, 10/15/30 (Call 07/15/30)(a)	15,503	11,697,652
2.50%, 04/15/26 (Call 01/15/26)(a)	13,215	12,098,849
2.63%, 04/01/31 (Call 01/01/31)(a)	18,955	15,189,716
2.80%, 09/15/41 (Call 03/15/41)(a)	15,454	9,815,494
3.00%, 10/15/50 (Call 04/15/50)(a)	18,018	10,804,728
3.10%, 05/03/27 (Call 02/03/27)	14,815	13,527,553
3.35%, 04/01/27 (Call 03/01/27)(a)	7,480	6,914,522
3.65%, 04/05/29 (Call 01/05/29)(a)	17,688	15,893,807

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.70%, 04/15/46 (Call 10/15/45)	$15,992	$11,157,769
3.75%, 04/01/32 (Call 01/01/32)(a)	17,091	14,739,514
4.05%, 05/03/47 (Call 11/03/46)	19,975	14,657,849
4.25%, 04/01/52 (Call 10/01/51)(a)	15,366	11,419,728
4.45%, 04/01/62 (Call 10/01/61)(a)	15,798	11,515,180
4.50%, 04/15/30 (Call 01/15/30)(a)	16,368	15,244,350
5.00%, 04/15/33 (Call 01/15/33)(a)	11,829	11,145,413
5.63%, 04/15/53 (Call 10/15/52)	15,602	14,058,148
5.80%, 09/15/62 (Call 03/15/62)	11,085	9,915,052
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)(a)	9,470	7,703,399
2.63%, 09/01/29 (Call 06/01/29)(a)	9,862	8,445,299
3.50%, 03/01/27 (Call 12/01/26)	11,048	10,361,264
3.50%, 07/01/27 (Call 05/01/27)(a)	12,267	11,414,408
3.60%, 07/01/30 (Call 04/01/30)(a)	12,206	10,947,548
3.63%, 09/01/49 (Call 03/01/49)	19,828	13,976,634
3.70%, 01/30/26 (Call 10/30/25)	16,873	16,199,480
3.80%, 04/01/28 (Call 01/01/28)(a)	14,522	13,603,611
4.20%, 04/01/50 (Call 10/01/49)(a)	6,768	5,291,591
4.45%, 03/01/47 (Call 09/01/46)	13,360	10,928,298
4.45%, 09/01/48 (Call 03/01/48)	9,588	7,786,677
4.60%, 09/09/32 (Call 06/09/32)	7,817	7,413,710
4.70%, 12/09/35 (Call 06/09/35)	9,100	8,280,413
4.88%, 12/09/45 (Call 06/09/45)(a)	24,111	20,939,883
5.15%, 09/09/52 (Call 03/09/52)	4,787	4,298,821
6.30%, 10/15/37(a)	12,268	12,662,503
6.30%, 03/01/38(a)	9,702	9,990,104
O’Reilly Automotive Inc. 3.60%, 09/01/27 (Call 06/01/27)(a)	8,905	8,177,856
4.70%, 06/15/32 (Call 03/15/32)(a)	10,155	9,487,563
Starbucks Corp. 2.25%, 03/12/30 (Call 12/12/29)(a)	9,172	7,423,207
2.55%, 11/15/30 (Call 08/15/30)(a)	14,959	12,208,158
3.00%, 02/14/32 (Call 11/14/31)(a)	13,428	11,105,955
3.50%, 11/15/50 (Call 05/15/50)(a)	14,032	9,534,048
3.55%, 08/15/29 (Call 05/15/29)(a)	11,048	9,940,005
4.00%, 11/15/28 (Call 08/15/28)(a)	8,639	8,013,910
4.45%, 08/15/49 (Call 02/15/49)(a)	13,016	10,343,520
4.50%, 11/15/48 (Call 05/15/48)	9,456	7,633,653
Target Corp. 1.95%, 01/15/27 (Call 12/15/26)(a)	11,866	10,614,231
2.35%, 02/15/30 (Call 11/15/29)	10,301	8,520,593
2.50%, 04/15/26(a)	12,818	11,848,312
2.95%, 01/15/52 (Call 07/15/51)(a)	14,431	9,368,607
3.38%, 04/15/29 (Call 01/15/29)(a)	13,615	12,277,754
4.00%, 07/01/42(a)	11,616	9,527,779
4.50%, 09/15/32 (Call 06/15/32)	12,352	11,625,692
TJX Companies Inc. (The), 2.25%, 09/15/26
(Call 06/15/26)(a)	12,497	11,271,660
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)(a)	5,954	5,573,417
4.10%, 04/15/50 (Call 10/15/49)(a)	7,667	5,305,717
4.80%, 11/18/44 (Call 05/18/44)(a)	2,000	1,569,868
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)(a)	22,525	15,461,313
2.65%, 09/22/51 (Call 03/22/51)(a)	23,723	15,278,549
3.05%, 07/08/26 (Call 05/08/26)(a)	9,480	9,021,376
3.70%, 06/26/28 (Call 03/26/28)(a)	20,297	19,238,936
4.05%, 06/29/48 (Call 12/29/47)(a)	19,345	16,194,483
4.15%, 09/09/32 (Call 06/09/32)	8,872	8,392,823

Security	Par (000)	Value

Retail (continued)
4.50%, 09/09/52 (Call 03/09/52)	$8,554	$7,599,433
5.25%, 09/01/35(a)	15,923	16,195,903
6.20%, 04/15/38	4,652	5,058,248
6.50%, 08/15/37(a)	3,312	3,755,201

		1,167,281,777

Semiconductors — 3.3%
Analog Devices Inc. 1.70%, 10/01/28 (Call 08/01/28)	12,171	10,060,986
2.10%, 10/01/31 (Call 07/01/31)(a)	14,440	11,356,133
2.80%, 10/01/41 (Call 04/01/41)(a)	5,661	3,899,668
2.95%, 10/01/51 (Call 04/01/51)	15,364	9,887,630
3.50%, 12/05/26 (Call 09/05/26)(a)	10,397	9,815,065
Applied Materials Inc. 1.75%, 06/01/30 (Call 03/01/30)(a)	15,386	12,122,882
2.75%, 06/01/50 (Call 12/01/49)(a)	7,471	4,772,226
3.30%, 04/01/27 (Call 01/01/27)(a)	10,620	9,982,896
4.35%, 04/01/47 (Call 10/01/46)(a)	11,543	9,748,764
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/28 (Call 10/15/27)	14,205	12,489,922
3.88%, 01/15/27 (Call 10/15/26)	33,199	30,509,921
Broadcom Inc. 1.95%, 02/15/28 (Call 12/15/27)(a)(c)	9,932	8,112,763
2.45%, 02/15/31 (Call 11/15/30)(a)(c)	29,859	22,436,306
2.60%, 02/15/33 (Call 11/15/32)(c)	18,395	13,070,225
3.14%, 11/15/35 (Call 08/15/35)(c)	36,331	25,143,973
3.15%, 11/15/25 (Call 10/15/25)(a)	6,415	5,980,484
3.19%, 11/15/36 (Call 08/15/36)(c)	30,050	20,445,097
3.42%, 04/15/33 (Call 01/15/33)(c)	24,648	18,778,207
3.46%, 09/15/26 (Call 07/15/26)(a)	13,494	12,399,248
3.47%, 04/15/34 (Call 01/15/34)(c)	34,936	26,106,412
3.50%, 02/15/41 (Call 08/15/40)(c)	33,749	22,190,015
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	21,605	13,810,975
4.00%, 04/15/29 (Call 02/15/29)(a)(c)	12,477	10,912,827
4.11%, 09/15/28 (Call 06/15/28)	13,540	12,167,007
4.15%, 11/15/30 (Call 08/15/30)	24,858	21,340,081
4.15%, 04/15/32 (Call 01/15/32)(a)(c)	14,434	12,083,591
4.30%, 11/15/32 (Call 08/15/32)(a)	22,930	19,302,921
4.75%, 04/15/29 (Call 01/15/29)(a)	5,481	5,090,996
4.93%, 05/15/37 (Call 02/15/37)(c)	36,692	30,210,538
Intel Corp. 1.60%, 08/12/28 (Call 06/12/28)	12,064	9,955,417
2.00%, 08/12/31 (Call 05/12/31)(a)	14,620	11,146,077
2.45%, 11/15/29 (Call 08/15/29)	21,979	18,192,842
2.60%, 05/19/26 (Call 02/19/26)(a)	10,049	9,292,723
2.80%, 08/12/41 (Call 02/12/41)	10,295	6,632,369
3.05%, 08/12/51 (Call 02/12/51)(a)	11,956	7,232,046
3.10%, 02/15/60 (Call 08/15/59)(a)	14,021	7,975,847
3.15%, 05/11/27 (Call 02/11/27)(a)	12,583	11,623,422
3.20%, 08/12/61 (Call 02/12/61)	8,505	4,918,395
3.25%, 11/15/49 (Call 05/15/49)	21,565	13,499,291
3.73%, 12/08/47 (Call 06/08/47)	25,030	17,413,391
3.75%, 03/25/27 (Call 01/25/27)(a)	7,378	6,996,691
3.75%, 08/05/27 (Call 07/05/27)(a)	9,365	8,802,289
3.90%, 03/25/30 (Call 12/25/29)	13,981	12,677,955
4.00%, 08/05/29 (Call 06/05/29)(a)	9,881	9,108,582
4.00%, 12/15/32(a)	5,918	5,225,919
4.10%, 05/19/46 (Call 11/19/45)(a)	16,119	12,177,513
4.10%, 05/11/47 (Call 11/11/46)	11,147	8,292,166
4.15%, 08/05/32 (Call 05/05/32)(a)	16,342	14,579,499
4.60%, 03/25/40 (Call 09/25/39)(a)	7,017	5,942,585

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.75%, 03/25/50 (Call 09/25/49)(a)	$28,726	$23,370,256
4.80%, 10/01/41(a)	7,171	6,173,991
4.90%, 07/29/45 (Call 01/29/45)(a)	8,103	6,892,417
4.90%, 08/05/52 (Call 02/05/52)	18,949	15,696,044
4.95%, 03/25/60 (Call 09/25/59)(a)	7,201	5,851,600
5.05%, 08/05/62 (Call 02/05/62)	15,378	12,484,606
KLA Corp. 3.30%, 03/01/50 (Call 08/28/49)(a)	5,621	3,785,995
4.10%, 03/15/29 (Call 12/15/28)(a)	7,031	6,595,910
4.65%, 07/15/32 (Call 04/15/32)(a)	14,888	14,128,894
4.95%, 07/15/52 (Call 01/15/52)	15,805	13,815,885
5.25%, 07/15/62 (Call 01/15/62)	11,762	10,388,514
Lam Research Corp. 1.90%, 06/15/30 (Call 03/15/30)	10,945	8,572,722
2.88%, 06/15/50 (Call 12/15/49)(a)	11,418	7,140,984
3.75%, 03/15/26 (Call 01/15/26)	6,753	6,474,719
4.00%, 03/15/29 (Call 12/15/28)(a)	12,875	11,913,212
4.88%, 03/15/49 (Call 09/15/48)(a)	8,004	7,030,052
Marvell Technology Inc. 2.45%, 04/15/28 (Call 02/15/28)(a)	9,504	7,776,825
2.95%, 04/15/31 (Call 01/15/31)(a)	10,881	8,420,380
Micron Technology Inc. 2.70%, 04/15/32 (Call 01/15/32)	13,636	9,983,430
4.19%, 02/15/27 (Call 12/15/26)(a)	13,170	12,219,339
4.66%, 02/15/30 (Call 11/15/29)(a)	11,198	9,993,679
NVIDIA Corp. 1.55%, 06/15/28 (Call 04/15/28)	15,556	12,846,425
2.00%, 06/15/31 (Call 03/15/31)(a)	16,717	12,993,783
2.85%, 04/01/30 (Call 01/01/30)(a)	18,955	16,118,306
3.20%, 09/16/26 (Call 06/16/26)(a)	11,399	10,711,326
3.50%, 04/01/40 (Call 10/01/39)(a)	10,811	8,200,136
3.50%, 04/01/50 (Call 10/01/49)(a)	23,578	16,658,274
NXP BV/NXP Funding LLC/NXP USA Inc. 2.50%, 05/11/31 (Call 02/11/31)	11,816	8,898,471
2.65%, 02/15/32 (Call 11/15/31)(a)	12,536	9,332,702
3.25%, 05/11/41 (Call 11/11/40)	12,414	8,054,180
3.40%, 05/01/30 (Call 02/01/30)	11,278	9,336,505
3.88%, 06/18/26 (Call 04/18/26)(a)	11,181	10,397,673
4.30%, 06/18/29 (Call 03/18/29)(a)	11,416	10,252,764
5.00%, 01/15/33 (Call 10/15/32)(a)	11,570	10,338,957
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	11,429	9,773,281
QUALCOMM Inc. 1.30%, 05/20/28 (Call 02/20/28)	10,996	9,000,209
1.65%, 05/20/32 (Call 02/20/32)(a)	11,210	8,385,786
2.15%, 05/20/30 (Call 02/20/30)(a)	18,764	15,363,374
3.25%, 05/20/27 (Call 02/20/27)(a)	21,980	20,417,569
3.25%, 05/20/50 (Call 11/20/49)(a)	8,853	6,098,129
4.30%, 05/20/47 (Call 11/20/46)(a)	17,398	14,230,804
4.50%, 05/20/52 (Call 11/20/51)(a)	11,286	9,356,145
4.65%, 05/20/35 (Call 11/20/34)(a)	12,138	11,206,759
4.80%, 05/20/45 (Call 11/20/44)(a)	19,398	17,182,572
Texas Instruments Inc. 1.75%, 05/04/30 (Call 02/04/30)	11,542	9,187,693
2.25%, 09/04/29 (Call 06/04/29)	10,147	8,529,024
3.88%, 03/15/39 (Call 09/15/38)	9,769	8,122,616
4.15%, 05/15/48 (Call 11/15/47)	18,194	14,979,571
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	11,304	9,230,850

		1,149,826,116

Security	Par (000)	Value

Software — 3.4%
Activision Blizzard Inc. 2.50%, 09/15/50 (Call 03/15/50)	$17,099	$10,182,757
3.40%, 09/15/26 (Call 06/15/26)	11,669	10,994,859
Adobe Inc. 2.15%, 02/01/27 (Call 12/01/26)	8,279	7,430,831
2.30%, 02/01/30 (Call 11/01/29)	13,653	11,326,122
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	11,210	8,647,743
Broadridge Financial Solutions Inc. 2.60%, 05/01/31 (Call 02/01/31)(a)	13,404	10,417,082
2.90%, 12/01/29 (Call 09/01/29)	9,144	7,540,194
Fidelity National Information Services Inc. 1.15%, 03/01/26 (Call 02/01/26)(a)	7,725	6,669,962
1.65%, 03/01/28 (Call 01/01/28)(a)	9,370	7,639,763
2.25%, 03/01/31 (Call 12/01/30)(a)	19,334	14,839,570
3.10%, 03/01/41 (Call 09/01/40)	13,261	8,652,338
5.10%, 07/15/32 (Call 04/15/32)(a)	8,254	7,779,027
Fiserv Inc. 2.25%, 06/01/27 (Call 04/01/27)(a)	7,310	6,321,523
2.65%, 06/01/30 (Call 03/01/30)(a)	16,112	13,049,193
3.20%, 07/01/26 (Call 05/01/26)	25,030	22,966,847
3.50%, 07/01/29 (Call 04/01/29)(a)	36,022	31,252,734
4.20%, 10/01/28 (Call 07/01/28)(a)	10,966	10,102,714
4.40%, 07/01/49 (Call 01/01/49)(a)	25,787	19,366,269
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)(a)	44,845	41,484,558
2.53%, 06/01/50 (Call 12/01/49)(a)	75,577	47,463,278
2.68%, 06/01/60 (Call 12/01/59)(a)	44,667	26,964,566
2.92%, 03/17/52 (Call 09/17/51)	70,369	47,578,036
3.04%, 03/17/62 (Call 09/17/61)	24,667	16,067,731
3.13%, 11/03/25 (Call 08/03/25)(a)	16,884	16,234,035
3.30%, 02/06/27 (Call 11/06/26)(a)	45,259	43,015,348
3.45%, 08/08/36 (Call 02/08/36)	18,176	15,565,165
3.50%, 02/12/35 (Call 08/12/34)(a)	17,899	15,803,888
3.70%, 08/08/46 (Call 02/08/46)	19,356	15,612,002
4.10%, 02/06/37 (Call 08/06/36)(a)	9,926	9,070,984
4.25%, 02/06/47 (Call 08/06/46)(a)	13,523	11,898,259
4.45%, 11/03/45 (Call 05/03/45)(a)	8,308	7,453,694
4.50%, 02/06/57 (Call 08/06/56)	7,666	6,762,325
Oracle Corp. 1.65%, 03/25/26 (Call 02/25/26)(a)	26,066	22,908,498
2.30%, 03/25/28 (Call 01/25/28)(a)	24,749	20,670,768
2.65%, 07/15/26 (Call 04/15/26)(a)	33,173	29,817,866
2.80%, 04/01/27 (Call 02/01/27)(a)	24,024	21,231,251
2.88%, 03/25/31 (Call 12/25/30)(a)	36,081	28,386,709
2.95%, 04/01/30 (Call 01/01/30)	36,129	29,378,499
3.25%, 11/15/27 (Call 08/15/27)(a)	29,876	26,507,194
3.60%, 04/01/40 (Call 10/01/39)	34,177	23,165,936
3.60%, 04/01/50 (Call 10/01/49)	51,567	31,680,630
3.65%, 03/25/41 (Call 09/25/40)(a)	23,651	15,921,673
3.80%, 11/15/37 (Call 05/15/37)	21,955	15,977,962
3.85%, 07/15/36 (Call 01/15/36)(a)	14,674	10,962,402
3.85%, 04/01/60 (Call 10/01/59)	36,286	21,879,943
3.90%, 05/15/35 (Call 11/15/34)(a)	14,321	11,074,700
3.95%, 03/25/51 (Call 09/25/50)	35,287	23,038,279
4.00%, 07/15/46 (Call 01/15/46)	34,680	23,150,065
4.00%, 11/15/47 (Call 05/15/47)	25,874	17,107,418
4.10%, 03/25/61 (Call 09/25/60)(a)	15,138	9,487,275
4.13%, 05/15/45 (Call 11/15/44)	22,777	15,571,726
4.30%, 07/08/34 (Call 01/08/34)	20,694	16,841,963
4.38%, 05/15/55 (Call 11/15/54)	13,939	9,439,329

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.50%, 07/08/44 (Call 01/08/44)(a)	$11,397	$8,426,040
5.38%, 07/15/40	24,509	20,467,603
6.13%, 07/08/39	14,786	13,519,121
6.50%, 04/15/38(a)	14,006	13,473,195
Roper Technologies Inc. 1.75%, 02/15/31 (Call 11/15/30)	9,773	7,164,561
4.20%, 09/15/28 (Call 06/15/28)	10,221	9,461,224
salesforce.com Inc. 1.50%, 07/15/28 (Call 05/15/28)(a)	12,946	10,813,925
1.95%, 07/15/31 (Call 04/15/31)(a)	19,127	14,962,216
2.70%, 07/15/41 (Call 01/15/41)(a)	13,627	9,289,046
2.90%, 07/15/51 (Call 01/15/51)(a)	24,304	15,627,956
3.05%, 07/15/61 (Call 01/15/61)(a)	14,890	9,098,954
3.70%, 04/11/28 (Call 01/11/28)(a)	15,524	14,637,119
VMware Inc. 1.40%, 08/15/26 (Call 07/15/26)(a)	14,872	12,702,160
1.80%, 08/15/28 (Call 06/15/28)(a)	9,743	7,699,201
2.20%, 08/15/31 (Call 05/15/31)	16,022	11,650,279
3.90%, 08/21/27 (Call 05/21/27)(a)	14,109	12,927,872
4.70%, 05/15/30 (Call 02/15/30)(a)	11,066	9,919,775
Workday Inc. 3.50%, 04/01/27 (Call 03/01/27)(a)	11,929	11,000,658
3.70%, 04/01/29 (Call 02/01/29)	6,873	6,100,915
3.80%, 04/01/32 (Call 01/01/32)(a)	14,981	12,808,207

		1,192,103,510

Telecommunications — 6.9%
AT&T Inc. 1.65%, 02/01/28 (Call 12/01/27)(a)	25,297	20,889,989
1.70%, 03/25/26 (Call 03/25/23)	33,052	29,170,267
2.25%, 02/01/32 (Call 11/01/31)	29,186	21,876,124
2.30%, 06/01/27 (Call 04/01/27)	28,420	24,805,280
2.55%, 12/01/33 (Call 09/01/33)(a)	44,994	33,168,636
2.75%, 06/01/31 (Call 03/01/31)(a)	31,937	25,504,138
3.30%, 02/01/52 (Call 08/01/51)(a)	9,852	6,199,715
3.50%, 06/01/41 (Call 12/01/40)	30,731	21,777,059
3.50%, 09/15/53 (Call 03/15/53)(a)	80,181	51,436,472
3.55%, 09/15/55 (Call 03/15/55)	81,913	52,054,213
3.65%, 06/01/51 (Call 12/01/50)(a)	35,459	23,624,264
3.65%, 09/15/59 (Call 03/15/59)(a)	72,426	45,907,561
3.80%, 02/15/27 (Call 11/15/26)	6,930	6,486,549
3.80%, 12/01/57 (Call 06/01/57)(a)	65,022	42,884,629
3.85%, 06/01/60 (Call 12/01/59)(a)	16,733	11,072,390
4.10%, 02/15/28 (Call 11/15/27)(a)	21,312	19,945,762
4.25%, 03/01/27 (Call 12/01/26)(a)	16,476	15,765,894
4.30%, 02/15/30 (Call 11/15/29)	35,043	31,940,514
4.30%, 12/15/42 (Call 06/15/42)	15,368	11,889,655
4.35%, 03/01/29 (Call 12/01/28)	32,343	30,037,956
4.35%, 06/15/45 (Call 12/15/44)	17,514	13,392,481
4.50%, 05/15/35 (Call 11/15/34)	28,824	24,881,171
4.50%, 03/09/48 (Call 09/09/47)	21,570	16,674,192
4.55%, 03/09/49 (Call 09/09/48)(a)	15,608	12,211,356
4.75%, 05/15/46 (Call 11/15/45)	23,102	18,895,620
4.85%, 03/01/39 (Call 09/01/38)	12,168	10,420,884
5.25%, 03/01/37 (Call 09/01/36)(a)	11,194	10,204,384
5.65%, 02/15/47 (Call 08/15/46)(a)	9,808	9,090,692
Bell Telephone Co. of Canada or Bell Canada (The) 3.65%, 08/15/52 (Call 02/15/52)	9,334	6,300,383
4.46%, 04/01/48 (Call 10/01/47)(a)	13,824	10,804,274
British Telecommunications PLC, 9.63%, 12/15/30	31,641	36,057,593

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)(a)	$17,743	$16,388,258
2.95%, 02/28/26	2,976	2,812,791
5.50%, 01/15/40	23,716	23,193,560
5.90%, 02/15/39	22,271	22,750,216
Corning Inc. 4.38%, 11/15/57 (Call 05/15/57)(a)	8,452	6,095,669
5.45%, 11/15/79 (Call 05/19/79)	11,806	9,487,097
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	40,664	46,484,942
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	14,042	10,497,707
2.75%, 05/24/31 (Call 02/24/31)	9,937	7,592,893
4.60%, 05/23/29 (Call 02/23/29)(a)	10,362	9,516,997
Orange SA 5.38%, 01/13/42	12,927	11,752,546
5.50%, 02/06/44 (Call 08/06/43)(a)	5,869	5,419,134
9.00%, 03/01/31	31,099	37,122,540
Rogers Communications Inc. 3.20%, 03/15/27 (Call 02/15/27)(a)(c)	13,430	12,198,278
3.70%, 11/15/49 (Call 05/15/49)(a)	9,373	6,140,388
3.80%, 03/15/32 (Call 12/15/31)(c)	19,837	16,861,018
4.30%, 02/15/48 (Call 08/15/47)	10,936	7,965,117
4.35%, 05/01/49 (Call 11/01/48)(a)	16,544	12,088,463
4.50%, 03/15/42 (Call 09/15/41)(a)(c)	10,259	8,093,237
4.55%, 03/15/52 (Call 09/15/51)(a)(c)	23,056	17,650,846
5.00%, 03/15/44 (Call 09/15/43)(a)	9,542	7,738,980
Telefonica Emisiones SA 4.10%, 03/08/27(a)	17,447	15,965,914
4.67%, 03/06/38(a)	12,073	9,130,402
4.90%, 03/06/48(a)	13,469	9,604,211
5.21%, 03/08/47(a)	30,355	22,746,264
5.52%, 03/01/49 (Call 09/01/48)(a)	16,107	12,637,290
7.05%, 06/20/36(a)	23,092	22,343,207
Telefonica Europe BV, 8.25%, 09/15/30(a)	15,216	16,626,230
TELUS Corp. 3.40%, 05/13/32 (Call 02/13/32)	15,480	12,697,874
4.60%, 11/16/48 (Call 05/16/48)(a)	8,059	6,429,919
T-Mobile USA Inc. 1.50%, 02/15/26 (Call 01/15/26)	13,415	11,774,781
2.05%, 02/15/28 (Call 12/15/27)	20,996	17,401,886
2.25%, 02/15/26 (Call 02/15/23)(a)	8,439	7,578,237
2.25%, 11/15/31 (Call 08/15/31)	11,441	8,657,468
2.55%, 02/15/31 (Call 11/15/30)	32,129	25,409,766
2.63%, 04/15/26 (Call 04/15/23)	18,232	16,467,750
2.63%, 02/15/29 (Call 02/15/24)	18,259	15,101,807
2.70%, 03/15/32 (Call 12/15/31)	12,792	9,997,571
2.88%, 02/15/31 (Call 02/15/26)	13,153	10,574,012
3.00%, 02/15/41 (Call 08/15/40)(a)	28,755	19,273,591
3.30%, 02/15/51 (Call 08/15/50)(a)	35,632	22,882,710
3.38%, 04/15/29 (Call 04/15/24)	29,173	25,270,703
3.40%, 10/15/52 (Call 04/15/52)(a)	32,046	20,787,083
3.50%, 04/15/31 (Call 04/15/26)(a)	28,487	24,051,967
3.60%, 11/15/60 (Call 05/15/60)	21,078	13,540,718
3.75%, 04/15/27 (Call 02/15/27)	45,196	41,675,516
3.88%, 04/15/30 (Call 01/15/30)	77,788	68,689,643
4.38%, 04/15/40 (Call 10/15/39)(a)	23,132	18,822,138
4.50%, 04/15/50 (Call 10/15/49)(a)	35,408	28,097,756
4.75%, 02/01/28 (Call 02/01/23)	19,526	18,516,701
5.20%, 01/15/33 (Call 10/15/32)	11,407	10,904,290

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.65%, 01/15/53 (Call 07/15/52)	$11,354	$10,466,502
5.80%, 09/15/62 (Call 03/15/62)	8,345	7,662,438
Verizon Communications Inc. 0.85%, 11/20/25 (Call 10/20/25)(a)	12,350	10,846,575
1.45%, 03/20/26 (Call 02/20/26)(a)	17,701	15,602,260
1.50%, 09/18/30 (Call 06/18/30)	12,364	9,163,752
1.68%, 10/30/30 (Call 07/30/30)	19,790	14,715,274
1.75%, 01/20/31 (Call 10/20/30)(a)	26,911	19,923,774
2.10%, 03/22/28 (Call 01/22/28)	32,176	27,048,729
2.36%, 03/15/32 (Call 12/15/31)	51,179	38,711,770
2.55%, 03/21/31 (Call 12/21/30)(a)	45,945	36,238,774
2.63%, 08/15/26(a)	19,567	17,792,011
2.65%, 11/20/40 (Call 05/20/40)(a)	37,815	24,012,170
2.85%, 09/03/41 (Call 03/03/41)	16,110	10,482,234
2.88%, 11/20/50 (Call 05/20/50)	33,943	19,953,186
2.99%, 10/30/56 (Call 04/30/56)(a)	40,695	23,413,632
3.00%, 03/22/27 (Call 01/22/27)(a)	10,275	9,314,414
3.00%, 11/20/60 (Call 05/20/60)	23,130	12,927,281
3.15%, 03/22/30 (Call 12/22/29)	17,342	14,705,211
3.40%, 03/22/41 (Call 09/22/40)	41,923	29,787,172
3.55%, 03/22/51 (Call 09/22/50)(a)	51,176	34,448,567
3.70%, 03/22/61 (Call 09/22/60)(a)	37,911	24,726,703
3.88%, 02/08/29 (Call 11/08/28)	14,511	13,167,659
3.88%, 03/01/52 (Call 09/01/51)(a)	13,734	9,724,506
4.00%, 03/22/50 (Call 09/22/49)(a)	15,371	11,263,666
4.02%, 12/03/29 (Call 09/03/29)(a)	45,103	40,667,751
4.13%, 03/16/27(a)	31,968	30,422,411
4.13%, 08/15/46(a)	11,925	8,978,347
4.27%, 01/15/36(a)	20,356	17,072,425
4.33%, 09/21/28(a)	46,775	43,889,081
4.40%, 11/01/34 (Call 05/01/34)(a)	22,160	19,136,676
4.50%, 08/10/33(a)	25,370	22,569,801
4.52%, 09/15/48(a)	15,568	12,388,898
4.81%, 03/15/39	13,859	12,053,724
4.86%, 08/21/46	24,883	20,728,114
5.01%, 08/21/54(a)	4,554	3,861,131
5.25%, 03/16/37	12,984	12,027,561
6.55%, 09/15/43(a)	9,728	10,025,367
Vodafone Group PLC 4.25%, 09/17/50	18,828	13,230,230
4.38%, 05/30/28(a)	34,045	31,978,533
4.38%, 02/19/43	18,706	13,978,029
4.88%, 06/19/49(a)	16,948	13,112,278
5.00%, 05/30/38	11,473	9,723,719
5.25%, 05/30/48	34,623	28,203,487
6.15%, 02/27/37(a)	20,272	19,109,506

		2,386,133,508

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	15,197	13,103,891

Transportation — 1.8%
Burlington Northern Santa Fe LLC 3.30%, 09/15/51 (Call 03/15/51)	11,389	7,781,923
3.55%, 02/15/50 (Call 08/15/49)	10,352	7,450,591
3.90%, 08/01/46 (Call 02/01/46)	7,103	5,469,809
4.05%, 06/15/48 (Call 12/15/47)	9,514	7,531,018
4.13%, 06/15/47 (Call 12/15/46)	8,786	7,033,976
4.15%, 04/01/45 (Call 10/01/44)	10,904	8,723,861
4.15%, 12/15/48 (Call 06/15/48)	8,131	6,476,439
4.45%, 03/15/43 (Call 09/15/42)	8,079	6,836,383

Security	Par (000)	Value

Transportation (continued)
4.45%, 01/15/53 (Call 07/15/52)(a)	$16,569	$13,933,795
4.55%, 09/01/44 (Call 03/01/44)	7,704	6,538,548
4.90%, 04/01/44 (Call 10/01/43)	12,183	10,855,784
5.75%, 05/01/40 (Call 11/01/39)	8,156	8,067,553
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)(a)	7,637	6,888,928
Canadian Pacific Railway Co. 1.75%, 12/02/26 (Call 11/02/26)	13,439	11,667,099
2.45%, 12/02/31 (Call 09/02/31)(a)	21,953	17,401,858
3.00%, 12/02/41 (Call 06/02/41)(a)	9,867	6,868,876
3.10%, 12/02/51 (Call 06/02/51)(a)	22,869	14,552,482
6.13%, 09/15/2115 (Call 03/15/2115)	7,530	6,852,975
CSX Corp. 3.25%, 06/01/27 (Call 03/01/27)	8,948	8,199,042
3.80%, 03/01/28 (Call 12/01/27)	11,163	10,400,122
3.80%, 11/01/46 (Call 05/01/46)(a)	8,463	6,225,225
4.10%, 11/15/32 (Call 08/15/32)(a)	13,551	12,210,348
4.10%, 03/15/44 (Call 09/15/43)(a)	9,540	7,504,632
4.25%, 03/15/29 (Call 12/15/28)(a)	11,581	10,845,386
4.30%, 03/01/48 (Call 09/01/47)	14,171	11,313,110
4.50%, 11/15/52 (Call 05/15/52)(a)	10,352	8,439,251
FedEx Corp. 2.40%, 05/15/31 (Call 02/15/31)(a)	9,614	7,449,802
3.10%, 08/05/29 (Call 05/05/29)(a)	9,694	8,265,434
3.25%, 04/01/26 (Call 01/01/26)(a)	3,197	3,007,322
3.25%, 05/15/41 (Call 11/15/40)	8,487	5,643,942
4.05%, 02/15/48 (Call 08/15/47)	8,643	6,156,316
4.25%, 05/15/30 (Call 02/15/30)(a)	6,422	5,780,941
4.40%, 01/15/47 (Call 07/15/46)	3,342	2,491,238
4.55%, 04/01/46 (Call 10/01/45)(a)	10,101	7,698,291
4.75%, 11/15/45 (Call 05/15/45)	11,048	8,720,212
4.95%, 10/17/48 (Call 04/17/48)	8,973	7,273,952
5.10%, 01/15/44	9,243	7,658,768
5.25%, 05/15/50 (Call 11/15/49)(a)	13,618	11,534,520
Norfolk Southern Corp. 3.05%, 05/15/50 (Call 11/15/49)(a)	5,791	3,655,763
3.16%, 05/15/55 (Call 11/15/54)	11,230	6,912,249
4.55%, 06/01/53 (Call 12/01/52)	10,151	8,251,734
Union Pacific Corp. 2.38%, 05/20/31 (Call 02/20/31)(a)	10,858	8,777,062
2.40%, 02/05/30 (Call 11/05/29)(a)	12,801	10,634,907
2.80%, 02/14/32 (Call 12/15/31)(a)	11,632	9,627,199
2.95%, 03/10/52 (Call 09/10/51)	8,033	5,070,678
2.97%, 09/16/62 (Call 03/16/62)(a)	12,681	7,418,830
3.20%, 05/20/41 (Call 11/20/40)(a)	8,731	6,383,574
3.25%, 02/05/50 (Call 08/05/49)	20,608	14,073,473
3.50%, 02/14/53 (Call 08/14/52)(a)	14,929	10,481,724
3.70%, 03/01/29 (Call 12/01/28)(a)	7,006	6,434,785
3.75%, 02/05/70 (Call 08/05/69)	9,081	6,099,928
3.80%, 10/01/51 (Call 04/01/51)(a)	11,588	8,693,277
3.80%, 04/06/71 (Call 10/06/70)(a)	11,837	8,035,577
3.84%, 03/20/60 (Call 09/20/59)(a)	20,194	14,369,176
3.95%, 09/10/28 (Call 06/10/28)	10,499	9,891,964
4.50%, 01/20/33 (Call 10/20/32)(a)	14,420	13,557,365
United Parcel Service Inc. 3.05%, 11/15/27 (Call 08/15/27)(a)	13,706	12,590,003
3.40%, 03/15/29 (Call 12/15/28)(a)	10,281	9,367,380
3.75%, 11/15/47 (Call 05/15/47)(a)	15,390	11,940,855
4.25%, 03/15/49 (Call 09/15/48)	6,360	5,302,813
4.45%, 04/01/30 (Call 01/01/30)(a)	8,467	8,128,895

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
5.30%, 04/01/50 (Call 10/01/49)(a)	$12,993	$12,712,946
6.20%, 01/15/38	19,190	20,361,716
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	17,955	15,626,380
1.50%, 09/22/28 (Call 07/22/28)(a)	13,608	11,376,284
1.80%, 09/22/31 (Call 06/22/31)(a)	29,764	23,490,969
3.95%, 09/09/27 (Call 08/09/27)	7,220	6,985,990

		614,003,248

Water — 0.1%
American Water Capital Corp. 3.75%, 09/01/47 (Call 03/01/47)	7,360	5,345,329
4.45%, 06/01/32 (Call 03/01/32)(a)	10,994	10,131,675
6.59%, 10/15/37	9,089	9,527,366

		25,004,370

Total Long-Term Investments — 97.6%
(Cost: $41,905,960,299)		33,963,971,361

Short-Term Securities

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.29%(d)(e)(f)	2,692,241	2,691,702,704

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	438,754	$438,754,000

Total Short-Term Securities — 9.0% (Cost: $ 3,130,589,424)		3,130,456,704

Total Investments — 106.6% (Cost: $ 45,036,549,723)		37,094,428,065

Liabilities in Excess of Other Assets — (6.6)%		(2,281,886,575)

Net Assets — 100.0%		$34,812,541,490

(a) All or a portion of this security is on loan.

(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d) Affiliate of the Fund.
(e) Annualized 7-day yield as of period end.
(f) All or a portion of this security was purchased with the cash collateral from loaned securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$33,963,971,361	$—	$33,963,971,361
Money Market Funds	3,130,456,704	—	—	3,130,456,704

	$3,130,456,704	$33,963,971,361	$—	$37,094,428,065

S C H E D U L E O F I N V E S T M E N T S

Statement of Assets and Liabilities  (unaudited) (continued)

October 31, 2022

	iShares 20+ Year Treasury Bond ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$23,900,923,752	$13,775,577,516	$33,963,971,361
Investments, at value — affiliated(c)	143,490,000	2,855,928,282	3,130,456,704
Cash	3,292	—	—
Foreign currency, at value(d)	—	14,173	—
Receivables:
Investments sold	88,477,530	64,558,968	337,776,010
Securities lending income — affiliated	31	1,307,253	604,153
Capital shares sold	171,217	4,741,331	1,220,148
Dividends — affiliated	345,436	560,969	908,664
Interest — unaffiliated	241,838,206	225,255,389	380,292,756

Total assets	24,375,249,464	16,927,943,881	37,815,229,796

LIABILITIES
Bank overdraft	—	921,244	761,679
Collateral on securities loaned, at value	—	2,583,158,577	2,692,084,530
Payables:
Investments purchased	67,373,444	107,526,978	305,911,147
Capital shares redeemed	1,381,824	2,122,426	—
Investment advisory fees	3,029,550	5,320,722	3,930,950

Total liabilities	71,784,818	2,699,049,947	3,002,688,306

NET ASSETS	$24,303,464,646	$14,228,893,934	$34,812,541,490

NET ASSETS CONSIST OF
Paid-in capital	$35,041,232,125	$18,347,364,647	$44,501,759,261
Accumulated loss	(10,737,767,479)	(4,118,470,713)	(9,689,217,771)

NET ASSETS	$24,303,464,646	$14,228,893,934	$34,812,541,490

NET ASSET VALUE
Shares outstanding	253,600,000	193,700,000	344,200,000

Net asset value	$95.83	$73.46	$101.14

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$33,026,418,644	$15,757,706,751	$41,905,960,299
(b) Securities loaned, at value	$—	$2,472,758,148	$2,595,594,979
(c) Investments, at cost — affiliated	$143,490,000	$2,856,062,855	$3,130,589,424
(d) Foreign currency, at cost	$—	$14,707	$—

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cboe Global Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-1025-1022

(b) Not Applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the sixty-five series of the registrant for which the fiscal year-end is October 31, 2022 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $817,050 for the fiscal year ended October 31, 2021 and $852,550 for the fiscal year ended October 31, 2022.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2021 and October 31, 2022 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $601,400 for the fiscal year ended October 31, 2021 and $630,500 for the fiscal year ended October 31, 2022. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees – There were no other fees billed in each of the fiscal years ended October 31, 2021 and October 31, 2022 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended October 31, 2022 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $601,400 for the fiscal year ended October 31, 2021 and $630,500 for the fiscal year ended October 31, 2022.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)	Not Applicable

(j)	Not Applicable

Item 5. Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a) (4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: December 22, 2022

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: December 22, 2022